UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:    (260) 455-3404

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Lincoln iShares® Fixed Income Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–102.71%
Fixed Income Funds–102.64%
iShares 1-3 Year Treasury Bond ETF	66	$5,515
iShares Core U.S. Aggregate Bond ETF	438	46,976
iShares Core U.S. Credit Bond ETF	128	13,948
iShares Core U.S. Treasury Bond ETF	562	13,876
iShares iBoxx $ High Yield Corporate Bond ETF	35	2,997
iShares iBoxx $ Investment Grade Corporate Bond ETF	62	7,278
iShares MBS ETF	132	13,812

		104,402

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–0.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	73	$73

		73

Total Investment Companies (Cost $105,064)		104,475

TOTAL VALUE OF SECURITIES–102.71% (Cost $105,064)	104,475
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.71%)	(2,752)

NET ASSETS APPLICABLE TO 10,206 SHARES OUTSTANDING–100.00%	$101,723

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

See accompanying notes.

Lincoln iShares® Fixed Income Allocation Funds–1

Lincoln iShares® Fixed Income Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) Lincoln iShares® Fixed Income Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in fixed income securities and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Companies	$104,475

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

Lincoln iShares® Fixed Income Allocation Fund–2

Lincoln iShares® U.S. Moderate Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.27%
Equity Funds–63.92%
iShares Core S&P 500 ETF	1,426	$378,418
iShares Core S&P Mid-Cap ETF	525	98,474
iShares Core S&P Small-Cap ETF	317	24,412
iShares Edge MSCI Min Vol USA ETF	1,535	79,713
iShares Edge MSCI USA Momentum Factor ETF	383	40,567

		621,584

Fixed Income Funds–36.26%
iShares 1-3 Year Treasury Bond ETF	149	12,450
iShares Core U.S. Aggregate Bond ETF	1,866	200,130
iShares Core U.S. Credit Bond ETF	430	46,857
iShares Core U.S. Treasury Bond ETF	1,396	34,467
iShares iBoxx $ High Yield Corporate Bond ETF	232	19,868

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	34	$3,991
iShares MBS ETF	333	34,845

		352,608

Money Market Fund–0.09%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	913	913

		913

Total Investment Companies (Cost $929,881)		975,105

TOTAL VALUE OF SECURITIES–100.27% (Cost $929,881)	975,105
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(2,634)

NET ASSETS APPLICABLE TO 88,136 SHARES OUTSTANDING–100.00%	$972,471

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

Lincoln iShares® U.S. Moderate Allocation Fund–1

Lincoln iShares® U.S. Moderate Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) Lincoln iShares® U.S. Moderate Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in equity and fixed income securities and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Companies	$975,105

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

Lincoln iShares® U.S. Moderate Allocation Fund–2

Lincoln iShares® Global Growth Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.52%
Equity Funds–49.48%
iShares Core S&P 500 ETF	742	$196,904
iShares Core S&P Mid-Cap ETF	202	37,889
iShares Core S&P Small-Cap ETF	430	33,114
iShares Edge MSCI Min Vol USA ETF	1,131	58,733
iShares Edge MSCI USA Momentum Factor ETF	199	21,078

		347,718

Fixed Income Funds–28.21%
iShares 1-3 Year Credit Bond ETF	29	3,010
iShares Core U.S. Aggregate Bond ETF	994	106,607
iShares Core U.S. Credit Bond ETF	379	41,300
iShares Core U.S. Treasury Bond ETF	608	15,011
iShares iBoxx $ High Yield Corporate Bond ETF	166	14,216
iShares MBS ETF	173	18,103

		198,247

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–22.72%
iShares Core MSCI EAFE ETF	1,710	$112,655
iShares Core MSCI Emerging Markets ETF	805	47,012

		159,667

Money Market Fund–0.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	740	740

		740

Total Investment Companies (Cost $678,322)		706,372

TOTAL VALUE OF SECURITIES–100.52% (Cost $678,322)	706,372
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.52%)	(3,650)

NET ASSETS APPLICABLE TO 61,976 SHARES OUTSTANDING–100.00%	$702,722

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Securities

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes.

Lincoln iShares® Global Growth Allocation Fund–1

Lincoln iShares® Global Growth Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) Lincoln iShares® Global Growth Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in equity and fixed income securities and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Companies	$706,372

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

Lincoln iShares® Global Growth Allocation Fund–2

LVIP American Balanced Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–3.07%
INVESTMENT COMPANY–3.07%
Fixed Income Fund–3.07%
American Funds Insurance Series®– Mortgage Bond Fund	2,668,812	$27,568,825

Total Affiliated Investment (Cost $27,398,621)		27,568,825

UNAFFILIATED INVESTMENTS–97.09%
INVESTMENT COMPANIES–97.09%
Asset Allocation Fund–15.01%
American Funds®– Capital Income Builder	2,227,598	134,791,931

		134,791,931

Equity Funds–30.31%
American Funds®–
AMCAP Fund	1,601,892	52,670,211
American Mutual Fund	1,343,383	53,399,483
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	4,218,681	61,044,316
Growth Fund	654,210	52,369,486
Growth-Income Fund	1,033,763	52,794,292

		272,277,788

Fixed Income Funds–32.74%
American Funds®– Intermediate Bond Fund of America	5,579,957	73,488,039

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
American Funds Insurance Series®–
Bond Fund	16,393,138	$174,750,852
High-Income Bond Fund	1,800,208	18,254,112
U.S. Government/AAA-Rated Securities Fund	2,311,924	27,581,250

		294,074,253

International Equity Funds–16.93%
American Funds Insurance Series®–
Global Growth & Income Fund	1,113,318	17,935,560
Global Small Capitalization Fund	1,390,701	35,601,955
International Fund	3,288,523	71,887,120
New World Fund	1,042,290	26,640,940

		152,065,575

International Fixed Income Fund–2.05%
American Funds Insurance Series®– Global Bond Fund	1,517,073	18,386,921

		18,386,921

Money Market Fund–0.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	500,410	500,410

		500,410

Total Unaffiliated Investments (Cost $761,970,465)		872,096,878

TOTAL VALUE OF SECURITIES–100.16% (Cost $789,369,086)	899,665,703
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,421,521)

NET ASSETS APPLICABLE TO 69,556,168 SHARES OUTSTANDING–100.00%	$898,244,182

Class R-6 shares.

Class 1 shares.

See accompanying notes.

LVIP American Balanced Allocation Fund–1

LVIP American Balanced Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Balanced Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$27,568,825
Unaffiliated Investment Companies	872,096,878

Total Investments	$899,665,703

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Balanced Allocation Fund–2

LVIP American Balanced Allocation Fund

Notes (continued)

3. Transactions With Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–3.07%*
Fixed Income Fund–3.07%*
American Funds Insurance Series® - Mortgage Bond Fund	$27,338,990	$1,399,301	$809,169	$(22,853)	$(337,444)	$27,568,825	2,668,812	$—	$—

*	As a percentage of Net Assets.

LVIP American Balanced Allocation Fund–3

LVIP American Income Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.22%
Asset Allocation Fund–13.92%
American Funds®– Capital Income Builder	483,538	$29,258,907

		29,258,907

Equity Funds–21.39%
American Funds®–
AMCAP Fund	310,459	10,207,907
American Mutual Fund	260,362	10,349,375
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	700,781	10,140,297
Growth Fund	101,436	8,119,989
Growth-Income Fund	120,212	6,139,239

		44,956,807

Fixed Income Funds–54.93%
American Funds®–
Intermediate Bond Fund of America	1,946,706	25,638,113
American Funds Insurance Series®–
Bond Fund	6,020,090	64,174,158
High-Income Bond Fund	418,686	4,245,475
Mortgage Bond Fund	827,618	8,549,291
U.S. Government/AAA-Rated Securities Fund	1,075,415	12,829,703

		115,436,740

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–6.92%
American Funds Insurance Series®–
Global Small Capitalization Fund	161,716	$4,139,924
International Fund	286,827	6,270,041
New World Fund	161,608	4,130,694

		14,540,659

International Fixed Income Fund–3.05%
American Funds Insurance Series®– Global Bond Fund	529,248	6,414,488

		6,414,488

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	25,756	25,756

		25,756

Total Investment Companies (Cost $195,536,267)		210,633,357

TOTAL VALUE OF SECURITIES–100.22% (Cost $195,536,267)	210,633,357
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(467,398)

NET ASSETS APPLICABLE TO 18,036,539 SHARES OUTSTANDING–100.00%	$210,165,959

Class R-6 shares.

Class 1 shares.

See accompanying notes.

LVIP American Income Allocation Fund–1

LVIP American Income Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Income Allocation Fund (the “Fund” ) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Companies	$210,633,357

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Income Allocation Fund–2

LVIP American Growth Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–3.08%
INVESTMENT COMPANY–3.08%
Fixed Income Fund–3.08%
American Funds Insurance Series®– Mortgage Bond Fund	2,659,060	$27,468,092

Total Affiliated Investment (Cost $27,633,905)		27,468,092

UNAFFILIATED INVESTMENTS–97.08%
INVESTMENT COMPANIES–97.08%
Asset Allocation Fund–11.05%
American Funds®– Capital Income Builder	1,627,809	98,498,729

		98,498,729

Equity Funds–35.36%
American Funds®–
AMCAP Fund	1,596,278	52,485,613
American Mutual Fund	1,561,793	62,081,287
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	4,804,830	69,525,889
Growth Fund	651,903	52,184,825
Growth-Income Fund	1,545,220	78,914,374

		315,191,988

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–24.66%
American Funds®– Intermediate Bond Fund of America	4,864,578	$64,066,496
American Funds Insurance Series®–
Bond Fund	12,894,744	137,457,976
U.S. Government/AAA-Rated Securities Fund	1,535,652	18,320,328

		219,844,800

International Equity Funds–26.01%
American Funds®– EuroPacific Growth Fund	314,062	17,813,625
American Funds Insurance Series®–
Global Growth & Income Fund	1,664,033	26,807,573
Global Small Capitalization Fund	1,732,226	44,344,996
International Fund	4,915,204	107,446,369
New World Fund	1,384,827	35,396,182

		231,808,745

Total Unaffiliated Investments (Cost $733,088,451)		865,344,262

TOTAL VALUE OF SECURITIES–100.16% (Cost $760,722,356)	892,812,354
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,394,761)

NET ASSETS APPLICABLE TO 65,660,676 SHARES OUTSTANDING–100.00%	$891,417,593

Class R-6 shares.

Class 1 shares.

See accompanying notes.

LVIP American Growth Allocation Fund–1

LVIP American Growth Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$27,468,092
Unaffiliated Investment Companies	865,344,262

Total Investments	$892,812,354

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Growth Allocation Fund–2

LVIP American Growth Allocation Fund

Notes (continued)

3. Transactions With Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–3.08%*
Fixed Income Fund–3.08%*
American Funds Insurance Series®– Mortgage Bond Fund	$26,733,430	$1,708,462	$622,187	$(17,526)	$(334,087)	$27,468,092	2,659,060	$—	$—

*	As a percentage of Net Assets.

LVIP American Growth Allocation Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.97%
INVESTMENT COMPANIES–94.97%
Equity Funds–94.97%
*American Century VP– Capital Appreciation Fund Mid Cap Value Fund	4,530,421 13,497,174	$69,406,053 279,796,417

Total Affiliated Investments (Cost $327,014,676)		349,202,470

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.80%
INVESTMENT COMPANY–4.80%
Money Market Fund–4.80%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	17,665,126	$17,665,126

Total Unaffiliated Investment (Cost $17,665,126)		17,665,126

TOTAL VALUE OF SECURITIES–99.77% (Cost $344,679,802)	366,867,596
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	832,958

NET ASSETS APPLICABLE TO 27,024,145 SHARES OUTSTANDING–100.00%	$367,700,554

*	Class I shares.

« Includes $751,258 cash collateral due to broker and $226,910 variation margin held at broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
3 British Pound	$263,588	$262,902	6/19/18	$686	$—
3 Euro	463,444	467,165	6/19/18	—	(3,721)
3 Japanese Yen	354,131	355,303	6/19/18	—	(1,172)

				686	(4,893)

Equity Contracts:
15 E-mini Russell 2000 Index	1,148,400	1,183,174	6/18/18	—	(34,774)
59 E-mini S&P 500 Index	7,796,850	8,095,967	6/18/18	—	(299,117)
38 E-mini S&P MidCap 400 Index	7,155,780	7,428,897	6/15/18	—	(273,117)
9 Euro STOXX 50 Index	363,340	370,168	6/18/18	—	(6,828)
3 FTSE 100 Index	294,356	300,369	6/18/18	—	(6,013)
2 Nikkei 225 Index (OSE)	398,665	392,098	6/8/18	6,567	—

				6,567	(619,849)

Total Futures Contracts				$7,253	$(624,742)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$349,202,470
Unaffiliated Investment Company	17,665,126

Total Investments	$366,867,596

Derivatives:

Assets:
Futures Contracts	$7,253

Liabilities:
Futures Contracts	$(624,742)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.97%*
Equity Funds–94.97%*
American Century VP Capital Appreciation Fund	$69,938,343	$2,351,969	$4,362,371	$150,177	$1,327,935	$69,406,053	4,530,421	$—	$381,137
American Century VP Mid Cap Value	279,281,226	30,009,337	4,394,442	47,729	(25,147,433)	279,796,417	13,497,174	1,357,352	17,375,365

Total	$349,219,569	$32,361,306	$8,756,813	$197,906	$(23,819,498)	$349,202,470	18,027,595	$1,357,352	$17,756,502

*As a percentage of Net Assets.

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Global Growth Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®– Global Growth Fund Class 1	6,849,825	$214,947,502

Total Investment Company (Cost $171,186,648)		214,947,502

TOTAL VALUE OF SECURITIES–100.06% (Cost $171,186,648)		214,947,502
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(122,906)

NET ASSETS APPLICABLE TO 10,777,678 SHARES OUTSTANDING–100.00%		$214,824,596

See accompanying notes.

LVIP American Global Growth Fund–1

LVIP American Global Growth Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:
Assets:
Investment Company	$214,947,502

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Global Growth Fund–2

LVIP American Global Small Capitalization Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®– Global Small Capitalization Fund Class 1	3,041,404	$77,859,945

Total Investment Company (Cost $58,523,770)		77,859,945

TOTAL VALUE OF SECURITIES–100.06% (Cost $58,523,770)		77,859,945
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(50,205)

NET ASSETS APPLICABLE TO 4,965,463 SHARES OUTSTANDING–100.00%		$77,809,740

See accompanying notes.

LVIP American Global Small Capitalization Fund–1

LVIP American Global Small Capitalization Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Small Capitalization Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Company	$77,859,945

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Global Small Capitalization Fund–2

LVIP American Growth Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®– Growth Fund Class 1	7,437,523	$595,373,704

Total Investment Company (Cost $468,063,186)		595,373,704

TOTAL VALUE OF SECURITIES–100.06% (Cost $468,063,186)		595,373,704
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(356,579)

NET ASSETS APPLICABLE TO 27,951,040 SHARES OUTSTANDING–100.00%		$595,017,125

See accompanying notes.

LVIP American Growth Fund–1

LVIP American Growth Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Company	$595,373,704

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Growth Fund–2

LVIP American Growth-Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®– Growth-Income Fund Class 1	9,944,448	$507,862,937

Total Investment Company (Cost $408,816,008)		507,862,937

TOTAL VALUE OF SECURITIES–100.05% (Cost $408,816,008)		507,862,937
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(272,090)

NET ASSETS APPLICABLE TO 24,544,438 SHARES OUTSTANDING–100.00%		$507,590,847

See accompanying notes.

LVIP American Growth-Income Fund–1

LVIP American Growth-Income Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth-Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Company	$507,862,937

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Growth-Income Fund–2

LVIP American International Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®– International Fund Class 1	9,713,009	$212,325,574

Total Investment Company (Cost $168,838,574)		212,325,574

TOTAL VALUE OF SECURITIES–100.06% (Cost $168,838,574)		212,325,574
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(119,289)

NET ASSETS APPLICABLE TO 13,630,546 SHARES OUTSTANDING–100.00%		$212,206,285

See accompanying notes.

LVIP American International Fund–1

LVIP American International Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American International Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Company	$212,325,574

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American International Fund–2

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–3.86%
INVESTMENT COMPANY–3.86%
Fixed Income Fund–3.86%
American Funds Insurance Series®– Mortgage Bond Fund	7,128,086	$73,633,126

Total Affiliated Investment (Cost $74,609,930)		73,633,126

UNAFFILIATED INVESTMENTS–96.21%
INVESTMENT COMPANIES–96.21%
Asset Allocation Fund–14.94%
American Funds®– Capital Income Builder	4,716,860	285,417,201

		285,417,201

Equity Funds–25.44%
American Funds®–
AMCAP Fund	5,656,677	185,991,537
American Mutual Fund	4,267,661	169,639,511
American Funds Insurance Series®– Growth-Income Fund	2,551,087	130,283,991

		485,915,039

Fixed Income Funds–38.55%
American Funds®– Intermediate Bond Fund of America	12,574,866	165,610,990
American Funds Insurance Series®–
Bond Fund	44,936,431	479,022,353
High-Income Bond Fund	3,606,057	36,565,415
U.S. Government/AAA-Rated Securities Fund	4,631,158	55,249,719

		736,448,477

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.82%
American Funds®–
EuroPacific Growth Fund	1,334,321	$75,682,685
New Perspective Fund	1,268,676	55,973,984
American Funds Insurance Series®–
Global Growth & Income Fund	1,184,076	19,075,466
Global Small Capitalization Fund	2,211,332	56,610,087
New World Fund	1,470,814	37,594,009

		244,936,231

International Fixed Income Fund–1.93%
American Funds Insurance Series®– Global Bond Fund	3,038,872	36,831,131

		36,831,131

Money Market Fund–2.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	48,331,121	48,331,121

		48,331,121

Total Unaffiliated Investments (Cost $1,673,901,020)		1,837,879,200

TOTAL VALUE OF SECURITIES–100.07% (Cost $1,748,510,950)	1,911,512,326
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(1,268,097)

NET ASSETS APPLICABLE TO 162,627,872 SHARES OUTSTANDING–100.00%	$1,910,244,229

Class R-6 shares.

Class 1 shares.

«	Includes $255,360 cash collateral and $49,876 variation margin held at broker on futures contracts as of March 31, 2018.

LVIP American Global Balanced Allocation Managed Risk Funds–1

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation
Interest Rate Contracts:
456	U.S. Treasury 5 yr Notes	$52,194,188	$51,888,177	7/2/18	$306,011

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

yr–Year

See accompanying notes.

LVIP American Global Balanced Allocation Managed Risk Funds–2

LVIP American Global Balanced Allocation Managed Risk Fund

Notes

March 31, 2018(unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP American Global Balanced Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$73,633,126
Unaffiliated Investment Companies	1,837,879,200

Total Investments	$1,911,512,326

Derivatives:
Assets:
Futures Contracts	$306,011

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP American Global Balanced Allocation Managed Risk Fund–3

LVIP American Global Balanced Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–3.86%*
Fixed Income Funds–3.86%*
American Funds Insurance Series® - Mortgage Bond Fund	$73,391,472	$2,633,929	$1,419,654	$(47,733)	$(924,888)	$73,633,126	7,128,086	$—	$—

*As a percentage of Net Assets.

LVIP American Global Balanced Allocation Managed Risk Fund–4

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–7.69%
INVESTMENT COMPANIES–7.69%
Fixed Income Fund–2.74%
American Funds Insurance Series®– Mortgage Bond Fund	9,892,576	$102,190,312

		102,190,312

International Equity Fund–4.95%
American Funds Insurance Series®– New World Fund	7,235,173	184,931,028

		184,931,028

Total Affiliated Investments (Cost $248,440,253)		287,121,340

UNAFFILIATED INVESTMENTS–92.36%
INVESTMENT COMPANIES–92.36%
Asset Allocation Fund–11.04%
American Funds®– Capital Income Builder	6,810,427	412,098,931

		412,098,931

Equity Funds–33.51%
American Funds®–
AMCAP Fund	13,354,535	439,097,117
American Mutual Fund	10,267,061	408,115,662
American Funds Insurance Series®– Growth-Income Fund	7,907,599	403,841,102

		1,251,053,881

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–21.90%
American Funds®– Intermediate Bond Fund of America	18,079,188	$238,102,910
American Funds Insurance Series®–
Bond Fund	47,972,424	511,386,042
U.S. Government/AAA-Rated Securities Fund	5,702,737	68,033,655

		817,522,607

International Equity Funds–22.85%
American Funds®–
EuroPacific Growth Fund	6,569,896	372,644,475
New Perspective Fund	4,992,598	220,273,412
American Funds Insurance Series®–
Global Growth & Income Fund	4,636,866	74,699,908
Global Small Capitalization Fund	7,240,388	185,353,927

		852,971,722

Money Market Fund–3.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	114,146,448	114,146,448

		114,146,448

Total Unaffiliated Investments (Cost $3,018,716,751)		3,447,793,589

TOTAL VALUE OF SECURITIES–100.05% (Cost $3,267,157,004)	3,734,914,929
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,793,552)

NET ASSETS APPLICABLE TO 296,506,712 SHARES OUTSTANDING–100.00%	$3,733,121,377

Class R-6 shares.

Class 1 shares.

«	Includes $594,720 cash collateral and $116,157 variation margin held at broker on futures contracts as of March 31, 2018.

LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation
Interest Rate Contracts:
1,062	U.S. Treasury 5 yr Notes	$121,557,516	$120,844,833	7/2/18	$712,683

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, where as only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

yr–Year

See accompanying notes.

LVIP American Global Growth Allocation Managed Risk Fund–2

LVIP American Global Growth Allocation Managed Risk Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$287,121,340
Unaffiliated Investment Companies	3,447,793,589

Total Investments	$3,734,914,929

Derivatives:
Assets:
Futures Contracts	$712,683

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP American Global Growth Allocation Managed Risk Fund–3

LVIP American Global Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–7.69%*
Fixed Income Funds–2.74%*
American Funds Insurance Series®- Mortgage Bond Fund	$101,174,089	$4,560,928	$2,206,161	$ (79,638)	$(1,258,906)	$102,190,312	9,892,576	$—	$—
International Equity Funds–4.95%*
American Funds Insurance Series®- New World Fund	191,960,188	422,410	9,656,451	1,184,596	1,020,285	184,931,028	7,235,173	—	—

Total	$293,134,277	$4,983,338	$11,862,612	$1,104,958	$ (238,621)	$287,121,340	17,127,749	$—	$—

*As a percentage of Net Assets.

LVIP American Global Growth Allocation Managed Risk Fund–4

LVIP American Preservation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–56.01%
INVESTMENT COMPANIES–56.01%
Fixed Income Fund–52.01%
American Funds®– Short-Term Bond Fund of America	35,507,628	$349,039,987

		349,039,987

Money Market Fund–4.00%
*Lincoln Variable Insurance Products Trust– LVIP Government Money Market Fund (seven-day effective yield 1.18%)	2,680,757	26,807,570

		26,807,570

Total Affiliated Investments (Cost $380,183,232)		375,847,557

UNAFFILIATED INVESTMENTS–44.03%
INVESTMENT COMPANIES–44.03%
Fixed Income Funds–43.03%
American Funds®–
Bond Fund of America	1,065,150	13,463,490
Intermediate Bond Fund of America	13,766,691	181,307,320

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
American Funds Insurance Series®–
Bond Fund	1,261,480	$13,447,376
High-Income Bond Fund	1,315,308	13,337,218
Mortgage Bond Fund	1,300,671	13,435,927
U.S. Government/AAA-Rated Securities Fund	4,506,946	53,767,861

		288,759,192

Global Fixed Income Fund–1.00%
American Funds Insurance Series®– Global Bond Fund	554,490	6,720,416

		6,720,416

Total Unaffiliated Investments (Cost $299,588,896)		295,479,608

TOTAL VALUE OF SECURITIES–100.04% (Cost $679,772,128)	671,327,165
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(262,371)

NET ASSETS APPLICABLE TO 68,948,516 SHARES OUTSTANDING–100.00%	$671,064,794

Class R-6 shares.

*	Standard Class shares.

Class 1 shares.

See accompanying notes.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Preservation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$375,847,557
Unaffiliated Investment Companies	295,479,608

Total Investments	$671,327,165

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non- LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–56.01%*
Fixed Income Funds–52.01%*
American Funds® – Short-Term Bond Fund of America	$332,134,786	$27,733,204	$8,470,414	$(129,092)	$(2,228,497)	$349,039,987	35,507,628	$1,497,892	$—
Money Market Fund–4.00%*
LVIP Government Money Market Fund	19,914,507	7,472,914	579,851	—	—	26,807,570	2,680,757	46,649	—

Total	$352,049,293	$35,206,118	$9,050,265	$(129,092)	$(2,228,497)	$375,847,557	38,188,385	$1,544,541	$—

* As a percentage of Net Assets.

LVIP American Preservation Fund–3

LVIP Baron Growth Opportunities Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–95.26%
Biotechnology–0.41%
†Denali Therapeutics	130,000	$2,559,700

		2,559,700

Building Products–2.80%
†Masonite International	55,000	3,374,250
†Trex	129,000	14,031,330

		17,405,580

Capital Markets–10.42%
Cohen & Steers	191,000	7,766,060
FactSet Research Systems	50,900	10,150,478
Financial Engines	225,000	7,875,000
Houlihan Lokey	102,000	4,549,200
Moelis & Co. Class A	151,000	7,678,350
Morningstar	84,000	8,023,680
MSCI Class A	125,000	18,683,750

		64,726,518

Diversified Consumer Services–2.65%
†Bright Horizons Family Solutions	165,000	16,453,800

		16,453,800

Diversified Telecommunication Services–0.94%
†Iridium Communications	519,673	5,846,321

		5,846,321

Electronic Equipment, Instruments & Components–0.97%
Littelfuse	29,000	6,037,220

		6,037,220

Equity Real Estate Investment Trusts–6.56%
Alexander’s	10,400	3,964,792
Alexandria Real Estate Equities	57,000	7,118,730
American Assets Trust	63,027	2,105,732
Douglas Emmett	330,000	12,130,800
Gaming and Leisure Properties	460,000	15,396,200

		40,716,254

Food & Staples Retailing–1.19%
†Performance Food Group	247,000	7,372,950

		7,372,950

Health Care Equipment & Supplies–5.44%
†IDEXX Laboratories	127,800	24,459,642
†Neogen	43,400	2,907,366
West Pharmaceutical Services	72,400	6,392,196

		33,759,204

Hotels, Restaurants & Leisure–22.31%
Boyd Gaming	172,500	5,495,850
Choice Hotels International	310,000	24,846,500
Marriott Vacations Worldwide	197,500	26,307,000
†Penn National Gaming	422,000	11,081,720
†Pinnacle Entertainment	308,419	9,298,833
Red Rock Resorts Class A	343,079	10,045,353

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Vail Resorts	232,300	$51,500,910

		138,576,166

Household Products–0.90%
Church & Dwight	111,400	5,610,104

		5,610,104

Insurance–6.89%
†Arch Capital Group	230,000	19,685,700
Kinsale Capital Group	94,965	4,874,553
Primerica	188,512	18,210,259

		42,770,512

Internet Software & Services–4.43%
†2U	92,000	7,730,760
†Benefitfocus	235,365	5,742,906
†Cision	702,447	8,127,312
†Wix.com	74,000	5,886,700

		27,487,678

IT Services–5.29%
†Gartner	173,600	20,418,832
MAXIMUS	186,500	12,447,010

		32,865,842

Life Sciences Tools & Services–3.43%
Bio-Techne	83,000	12,536,320
†Mettler-Toledo International	15,300	8,797,959

		21,334,279

Machinery–0.84%
†Middleby	42,200	5,223,938

		5,223,938

Media–1.22%
Manchester United Class A	396,063	7,604,410

		7,604,410

Multiline Retail–0.38%
†Ollie’s Bargain Outlet Holdings	39,149	2,360,685

		2,360,685

Professional Services–5.06%
†CoStar Group	86,689	31,440,367

		31,440,367

Software–9.68%
†Altair Engineering Class A	72,000	2,257,920
†ANSYS	126,000	19,742,940
†Ellie Mae	6,000	551,640
†Guidewire Software	131,000	10,588,730
Pegasystems	110,000	6,671,500
SS&C Technologies Holdings	379,000	20,329,560

		60,142,290

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–0.52%
Camping World Holdings Class A	25,500	$822,375
Dick’s Sporting Goods	68,100	2,386,905

		3,209,280

Textiles, Apparel & Luxury Goods–0.79%
†Under Armour Class A	274,000	4,479,900
†Under Armour Class C	28,000	401,800

		4,881,700

Thrift & Mortgage Finance–0.94%
†Essent Group	80,000	3,404,800
†LendingTree	7,414	2,432,904

		5,837,704

Trading Companies & Distributors–1.20%
Air Lease	175,000	7,458,500

		7,458,500

Total Common Stock (Cost $223,961,567)		591,681,002

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.18%
Iridium Communications 6.75% exercise price $7.47	2,926	$1,123,584

Total Convertible Preferred Stock (Cost $731,500)		1,123,584

MASTER LIMITED PARTNERSHIPS–1.56%
Carlyle Group	270,000	5,764,500
Oaktree Capital Group	100,000	3,960,000

Total Master Limited Partnerships (Cost $8,425,405)		9,724,500

MONEY MARKET FUND–2.99%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	18,550,391	18,550,391

Total Money Market Fund (Cost $18,550,391)		18,550,391

TOTAL VALUE OF SECURITIES–99.99% (Cost $251,668,863)	621,079,477
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	47,076

NET ASSETS APPLICABLE TO 12,397,906 SHARES OUTSTANDING–100.00%	$621,126,553

†	Non-income producing.

IT–Information Technology

See accompanying notes.

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Common Stock	$591,681,002
Convertible Preferred Stock	1,123,584
Master Limited Partnerships	9,724,500
Money Market Fund	18,550,391

Total Investments	$621,079,477

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Baron Growth Opportunities Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.46%
Aerospace & Defense–1.18%
Lockheed Martin	19,880	$6,718,048
Northrop Grumman	23,210	8,103,075

		14,821,123

Automobiles–0.46%
Ford Motor	516,825	5,726,421

		5,726,421

Banks–13.76%
Bank of America	1,264,220	37,913,958
Bank of Hawaii	14,900	1,238,190
BB&T	42,952	2,235,222
Citigroup	455,340	30,735,450
FNB	113,687	1,529,090
JPMorgan Chase & Co.	352,340	38,746,830
KeyCorp	220,220	4,305,301
PacWest Bancorp	45,521	2,254,655
People’s United Financial	123,861	2,311,246
SunTrust Banks	148,125	10,078,425
Trustmark	23,703	738,585
U.S. Bancorp	235,700	11,902,850
United Bankshares	36,298	1,279,505
Valley National Bancorp	93,152	1,160,674
Wells Fargo & Co.	496,500	26,021,565

		172,451,546

Beverages–1.94%
Coca-Cola	80,122	3,479,698
Diageo	339,158	11,470,225
Dr Pepper Snapple Group	39,890	4,722,178
PepsiCo	42,230	4,609,405

		24,281,506

Capital Markets–3.19%
Charles Schwab	82,690	4,318,072
Federated Investors Class B	33,509	1,119,201
Goldman Sachs Group	48,020	12,094,317
Invesco	103,903	3,325,935
Lazard Class A	47,578	2,500,700
Morgan Stanley	308,300	16,635,868

		39,994,093

Chemicals–1.58%
CF Industries Holdings	67,446	2,544,738
DowDuPont	160,240	10,208,890
Huntsman	61,143	1,788,433
LyondellBasell Industries Class A	32,856	3,472,222
Olin	60,856	1,849,414

		19,863,697

Commercial Services & Supplies–0.22%
Pitney Bowes	65,701	715,484

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Management	24,626	$2,071,539

		2,787,023

Communications Equipment–1.01%
Cisco Systems	109,690	4,704,604
Motorola Solutions	75,410	7,940,673

		12,645,277

Construction Materials–0.51%
CRH	190,500	6,439,612

		6,439,612

Containers & Packaging–0.98%
International Paper	114,918	6,140,069
Packaging Corp. of America	17,391	1,959,966
Sonoco Products	36,016	1,746,776
WestRock	38,385	2,463,165

		12,309,976

Distributors–0.24%
Genuine Parts	33,218	2,984,305

		2,984,305

Diversified Consumer Services–0.14%
H&R Block	67,861	1,724,348

		1,724,348

Diversified Telecommunication Services–2.76%
AT&T	145,137	5,174,134
BCE	55,000	2,367,200
CenturyLink	354,193	5,819,391
Verizon Communications	443,850	21,224,907

		34,585,632

Electric Utilities–6.71%
Alliant Energy	86,864	3,549,263
American Electric Power	56,607	3,882,674
Edison International	106,070	6,752,416
Entergy	59,398	4,679,374
Eversource Energy	61,030	3,595,888
Exelon	98,531	3,843,694
FirstEnergy	453,752	15,432,106
Great Plains Energy	78,511	2,495,865
IDACORP	18,515	1,634,319
NextEra Energy	77,723	12,694,498
OGE Energy	74,665	2,446,772
PG&E	237,680	10,441,282
Pinnacle West Capital	42,108	3,360,218
PPL	201,251	5,693,391
Xcel Energy	80,007	3,638,718

		84,140,478

Electrical Equipment–0.46%
Eaton	39,282	3,139,025

LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Emerson Electric	38,134	$2,604,552

		5,743,577

Electronic Equipment, Instruments & Components–0.46%
CDW	82,030	5,767,529

		5,767,529

Energy Equipment & Services–0.43%
Halliburton	58,670	2,753,970
Helmerich & Payne	39,753	2,645,960

		5,399,930

Food & Staples Retailing–1.02%
CVS Health	82,720	5,146,011
Kroger	222,710	5,331,677
Sysco	39,024	2,339,879

		12,817,567

Food Products–1.22%
Danone	29,720	2,409,765
General Mills	169,277	7,627,622
Kellogg	81,160	5,276,212

		15,313,599

Gas Utilities–0.10%
New Jersey Resources	31,544	1,264,914

		1,264,914

Health Care Equipment & Supplies–2.02%
Koninklijke Philips	352,650	13,503,679
Medtronic	147,530	11,834,857

		25,338,536

Health Care Providers & Services–5.05%
Aetna	82,313	13,910,897
Anthem	97,460	21,411,962
Cardinal Health	83,230	5,216,856
Humana	14,020	3,768,997
McKesson	48,370	6,813,882
Quest Diagnostics	38,880	3,899,664
UnitedHealth Group	38,740	8,290,360

		63,312,618

Hotels, Restaurants & Leisure–0.40%
Darden Restaurants	28,459	2,426,130
McDonald’s	16,354	2,557,438

		4,983,568

Household Durables–0.69%
Garmin	40,283	2,373,877
Leggett & Platt	47,008	2,085,275
Newell Brands	127,911	3,259,172
Tupperware Brands	18,375	888,983

		8,607,307

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–0.86%
Kimberly-Clark	31,392	$3,457,201
Procter & Gamble	92,580	7,339,742

		10,796,943

Industrial Conglomerates–2.15%
3M	16,060	3,525,491
General Electric	933,610	12,585,063
Honeywell International	74,660	10,789,117

		26,899,671

Insurance–5.17%
American International Group	350,150	19,055,163
Arthur J. Gallagher & Co.	33,562	2,306,716
†Brighthouse Financial	20,015	1,028,771
Cincinnati Financial	36,852	2,736,629
Marsh & McLennan	84,250	6,958,207
MetLife	295,722	13,570,683
Old Republic International	78,052	1,674,215
Prudential Financial	61,687	6,387,689
Travelers	79,630	11,057,422

		64,775,495

IT Services–0.82%
Cognizant Technology Solutions Class A	42,140	3,392,270
International Business Machines	23,633	3,626,011
Western Union	168,189	3,234,274

		10,252,555

Leisure Products–0.30%
Mattel	284,167	3,736,796

		3,736,796

Machinery–0.45%
Caterpillar	12,920	1,904,150
Pentair	55,740	3,797,566

		5,701,716

Media–2.17%
Cinemark Holdings	39,970	1,505,670
Comcast Class A	389,790	13,319,124
Interpublic Group	440,730	10,150,012
Meredith	14,518	781,068
Publicis Groupe	21,060	1,466,446

		27,222,320

Multiline Retail–1.19%
Dollar General	52,110	4,874,891
Kohl’s	55,052	3,606,456
Macy’s	110,333	3,281,303
Target	44,739	3,106,229

		14,868,879

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities–3.54%
Avista	23,899	$1,224,824
Black Hills	19,490	1,058,307
CenterPoint Energy	149,376	4,092,902
CMS Energy	77,132	3,493,308
Dominion Energy	60,034	4,048,093
DTE Energy	34,113	3,561,397
NiSource	125,324	2,996,497
NorthWestern	18,375	988,575
Public Service Enterprise Group	279,756	14,054,941
SCANA	50,021	1,878,289
Sempra Energy	29,381	3,267,755
WEC Energy Group	59,897	3,755,542

		44,420,430

Oil, Gas & Consumable Fuels–9.70%
BP	1,375,350	9,276,878
Chevron	94,014	10,721,357
ConocoPhillips	37,699	2,235,174
Devon Energy	191,910	6,100,819
Exxon Mobil	53,159	3,966,193
Hess	184,924	9,360,853
HollyFrontier	62,283	3,043,147
Marathon Petroleum	99,690	7,288,336
Occidental Petroleum	70,000	4,547,200
ONEOK	93,628	5,329,306
Royal Dutch Shell ADR Class A	323,210	20,624,030
Suncor Energy	576,940	19,927,508
TOTAL ADR	252,136	14,545,726
Valero Energy	37,423	3,471,732
Williams	45,400	1,128,644

		121,566,903

Paper & Forest Products–0.08%
Domtar	22,555	959,490

		959,490

Personal Products–0.65%
Nu Skin Enterprises Class A	17,901	1,319,483
Unilever (New York Shares)	121,730	6,864,355

		8,183,838

Pharmaceuticals–6.83%
AstraZeneca	251,161	17,265,118
Bayer	39,930	4,501,459
Eli Lilly & Co.	36,624	2,833,599
Merck & Co.	306,242	16,681,002
Novo Nordisk ADR	146,410	7,210,693
Pfizer	1,044,573	37,071,896

		85,563,767

Professional Services–0.87%
Experian	273,280	5,910,137

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
Nielsen Holdings	156,420	$4,972,592

		10,882,729

Road & Rail–0.46%
Union Pacific	42,482	5,710,855

		5,710,855

Semiconductors & Semiconductor Equipment–1.72%
Intel	46,088	2,400,263
QUALCOMM	252,130	13,970,523
Taiwan Semiconductor Manufacturing ADR	119,990	5,250,762

		21,621,548

Software–4.23%
Constellation Software	7,460	5,061,636
Microsoft	240,690	21,967,776
Oracle	567,220	25,950,315

		52,979,727

Specialty Retail–0.70%
L Brands	101,492	3,878,009
Lowe’s	56,030	4,916,633

		8,794,642

Technology Hardware, Storage & Peripherals–0.99%
Lenovo Group	5,838,000	3,002,666
Samsung Electronics GDR	4,045	4,679,030
Seagate Technology	81,440	4,765,869

		12,447,565

Thrift & Mortgage Finance–0.18%
New York Community Bancorp	170,456	2,221,042

		2,221,042

Tobacco–1.56%
Altria Group	203,090	12,656,569
British American Tobacco	53,940	3,118,102
Philip Morris International	37,573	3,734,756

		19,509,427

Trading Companies & Distributors–0.16%
Watsco	10,805	1,955,381

		1,955,381

Wireless Telecommunication Services–0.15%
SK Telecom ADR	77,810	1,880,668

		1,880,668

Total Common Stock (Cost $937,283,805)		1,146,256,569

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MASTER LIMITED PARTNERSHIP–0.11%
Plains All American Pipeline	65,290	$1,438,339

Total Master Limited Partnership (Cost $1,472,650)		1,438,339

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–7.54%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	94,461,861	$94,461,861

Total Money Market Fund (Cost $94,461,861)		94,461,861

TOTAL VALUE OF SECURITIES–99.11% (Cost $1,033,218,316)	1,242,156,769
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.89%	11,184,138

NET ASSETS APPLICABLE TO 62,233,207 SHARES OUTSTANDING–100.00%	$1,253,340,907

†	Non-income producing.

«	Includes $14,662,910 cash collateral held at broker for future contracts and $4,092,140 variation margin due to broker on future contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(94)	British Pound	$(8,259,075)	$(8,315,715)	6/19/18	$ 56,640	$ —
(89)	Euro	(13,748,831)	(13,845,823)	6/19/18	96,992	—
(84)	Japanese Yen	(9,915,675)	(9,984,091)	6/19/18	68,416	—

					222,048	—

Equity Contracts:
12	Dow Jones U.S. Real Estate Index	359,040	357,813	6/18/18	1,227	—
(123)	E-mini Russell 2000 Index	(9,416,880)	(9,551,863)	6/18/18	134,983	—
(1,769)	E-mini S&P 500 Index	(233,773,350)	(236,888,097)	6/18/18	3,114,747	—
5	E-mini S&P 500 Index	660,750	674,793	6/18/18	—	(14,043)
(213)	E-mini S&P MidCap 400 Index	(40,110,030)	(40,372,597)	6/15/18	262,567	—
4	E-mini S&P MidCap 400 Index	753,240	759,504	6/15/18	—	(6,264)
(351)	Euro STOXX 50 Index	(14,170,244)	(14,055,960)	6/18/18	—	(114,284)
(87)	FTSE 100 Index	(8,536,336)	(8,469,346)	6/18/18	—	(66,990)
(51)	Nikkei 225 Index (OSE)	(10,165,969)	(9,866,354)	6/8/18	—	(299,615)

					3,513,524	(501,196)

Total Futures Contracts					$3,735,572	$(501,196)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

FTSE–Financial Times Stock Exchange

GDR–Global Depository Receipt

IT–Information Technology

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$14,821,123	$—	$14,821,123
Automobiles	5,726,421	—	5,726,421
Banks	172,451,546	—	172,451,546
Beverages	12,811,281	11,470,225	24,281,506
Capital Markets	39,994,093	—	39,994,093
Chemicals	19,863,697	—	19,863,697
Commercial Services & Supplies	2,787,023	—	2,787,023
Communications Equipment	12,645,277	—	12,645,277
Construction Materials	—	6,439,612	6,439,612
Containers & Packaging	12,309,976	—	12,309,976
Distributors	2,984,305	—	2,984,305
Diversified Consumer Services	1,724,348	—	1,724,348
Diversified Telecommunication Services	34,585,632	—	34,585,632
Electric Utilities	84,140,478	—	84,140,478
Electrical Equipment	5,743,577	—	5,743,577
Electronic Equipment, Instruments & Components	5,767,529	—	5,767,529
Energy Equipment & Services	5,399,930	—	5,399,930
Food & Staples Retailing	12,817,567	—	12,817,567
Food Products	12,903,834	2,409,765	15,313,599
Gas Utilities	1,264,914	—	1,264,914
Health Care Equipment & Supplies	11,834,857	13,503,679	25,338,536
Health Care Providers & Services	63,312,618	—	63,312,618
Hotels, Restaurants & Leisure	4,983,568	—	4,983,568
Household Durables	8,607,307	—	8,607,307
Household Products	10,796,943	—	10,796,943
Industrial Conglomerates	26,899,671	—	26,899,671
Insurance	64,775,495	—	64,775,495
IT Services	10,252,555	—	10,252,555
Leisure Products	3,736,796	—	3,736,796
Machinery	5,701,716	—	5,701,716
Media	25,755,874	1,466,446	27,222,320
Multiline Retail	14,868,879	—	14,868,879
Multi-Utilities	44,420,430	—	44,420,430
Oil, Gas & Consumable Fuels	112,290,025	9,276,878	121,566,903
Paper & Forest Products	959,490	—	959,490
Personal Products	8,183,838	—	8,183,838
Pharmaceuticals	63,797,190	21,766,577	85,563,767
Professional Services	4,972,592	5,910,137	10,882,729
Road & Rail	5,710,855	—	5,710,855
Semiconductors & Semiconductor Equipment	21,621,548	—	21,621,548
Software	52,979,727	—	52,979,727
Specialty Retail	8,794,642	—	8,794,642
Technology Hardware, Storage & Peripherals	4,765,869	7,681,696	12,447,565
Thrift & Mortgage Finance	2,221,042	—	2,221,042
Tobacco	16,391,325	3,118,102	19,509,427
Trading Companies & Distributors	1,955,381	—	1,955,381
Wireless Telecommunication Services	1,880,668	—	1,880,668
Master Limited Partnership	1,438,339	—	1,438,339
Money Market Fund	94,461,861	—	94,461,861

Total Investments	$1,159,113,652	$83,043,117	$1,242,156,769

LVIP BlackRock Dividend Value Managed Volatility Fund–7

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Derivatives:

Assets:
Futures Contracts	$3,735,572	$—	$3,735,572

Liabilities:
Futures Contracts	$(501,196)	$—	$(501,196)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at March 31, 2018, a portion of the portfolio was categorized as Level 2.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Dividend Value Managed Volatility Fund–8

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–96.99%
INVESTMENT COMPANY–96.99%
Global Multi-Asset Fund–96.99%
*BlackRock Global Allocation V.I. Fund	57,567,783	$989,590,189

Total Affiliated Investment (Cost $961,738,920)		989,590,189

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–3.06%
INVESTMENT COMPANY–3.06%
Money Market Fund–3.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	31,223,603	$31,223,603

Total Unaffiliated Investment (Cost $31,223,603)		31,223,603

TOTAL VALUE OF SECURITIES–100.05% (Cost $992,962,523)	1,020,813,792
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(561,104)

NET ASSETS APPLICABLE TO 95,668,788 SHARES OUTSTANDING–100.00%	$1,020,252,688

*	Class I shares.

«	Includes $162,400 cash collateral held at broker for futures contracts and $31,719 variation margin due from broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation
Interest Rate Contracts:
290 U.S. Treasury 5 yr Notes	$33,193,672	$32,999,060	7/2/18	$194,612

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

yr–Year

See accompanying notes.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–1

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation V.I. Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the BlackRock Global Allocation V.I. Fund (collectively, the “Underlying Funds”). The Fund Values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$989,590,189
Unaffiliated Investment Company	31,223,603

Total Investments	$1,020,813,792

Derivatives:

Assets:
Futures Contracts	$194,612

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–2

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–96.99%*
Global Multi-Asset
Fund–96.99%*
BlackRock Global Allocation V.I. Fund	$1,004,795,267	$8,121,835	$19,484,936	$(337,972)	$(3,504,005)	$989,590,189	57,567,783	$—	$—

* As a percentage of Net Assets.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.11%
Equity Funds–51.02%
iShares Core S&P 500 ETF	221,940	$58,896,218
iShares Core S&P Mid-Cap ETF	71,112	13,338,478
iShares Edge MSCI Min Vol USA ETF	980,194	50,901,474
iShares Russell 2000 ETF	87,370	13,265,387

		136,401,557

Fixed Income Funds–26.91%
iShares Core U.S. Aggregate Bond ETF	331,292	35,531,067
iShares Core U.S. Credit Bond ETF	109,259	11,905,953
iShares Core U.S. Treasury Bond ETF	482,751	11,919,122
iShares MBS ETF	120,403	12,598,970

		71,955,112

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–19.02%
iShares Edge MSCI Min Vol EAFE ETF	472,034	$34,784,186
iShares Edge MSCI Min Vol Emerging Markets ETF	257,666	16,062,898

		50,847,084

Money Market Fund–3.16%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional
Shares (seven-day effective yield 1.49%)	8,457,312	8,457,312

		8,457,312

Total Investment Companies (Cost $250,778,525)		267,661,065

TOTAL VALUE OF SECURITIES–100.11% (Cost $250,778,525)	267,661,065
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(286,019)

NET ASSETS APPLICABLE TO 23,655,625 SHARES OUTSTANDING–100.00%	$267,375,046

«	Includes $38,640 cash collateral held at broker for futures contracts and $7,547 variation margin due from broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation
Interest Rate Contracts:
69 U.S. Treasury 5 yr Notes	$7,897,804	$7,851,500	7/2/18	$46,304

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

yr–Year

See accompanying notes.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Companies	$267,661,065

Derivatives:

Assets:
Futures Contracts	$46,304

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments

March 31, 2018 (unaudited)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.03%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33		47,235	$47,575
◆CHL Mortgage Pass Through Trust Series 2004-5 2A4 5.50% 5/25/34		92,479	93,775
•PHHMC Trust Series 2007-6 A1 5.897% 12/18/37		20,329	20,889
◆WaMu Mortgage Pass Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		183,298	185,793
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22		21,329	21,704

Total Non-Agency Collateralized Mortgage Obligations (Cost $377,224)			369,736

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.29%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.959% 12/10/30		1,014,000	1,004,384
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	924,093
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.551% 4/10/34		883,000	897,036
•Irvine Core Office Trust Series 2013-IRV A2 3.174% 5/15/48		798,000	796,619
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46		357,000	352,243

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,056,812)			3,974,375

ΔSOVEREIGN BONDS–45.14%
Australia–1.71%
Australia Government Bonds
0.75% 11/21/27	AUD	1,880,043	1,470,998
1.00% 11/21/18	AUD	4,875,000	4,057,824
1.25% 2/21/22	AUD	5,899,263	5,214,080
3.00% 9/20/25	AUD	5,365,000	5,813,264
4.00% 8/20/20	AUD	5,195,000	7,310,933

			23,867,099

Canada–1.19%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	3,848,004	4,410,890
4.25% 12/1/21	CAD	9,242,124	8,242,481
4.25% 12/1/26	CAD	3,823,878	3,962,753

			16,616,124

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Denmark–0.47%
Denmark Inflation Linked Government Bond 0.10% 11/15/23	DKK	36,800,067	$6,572,079

			6,572,079

France–12.25%
French Republic Government Bond O.A.T.
0.10% 3/1/21	EUR	9,193,907	11,983,641
0.10% 7/25/21	EUR	5,108,131	6,631,293
0.10% 3/1/25	EUR	12,372,650	16,405,198
0.10% 3/1/28	EUR	4,237,929	5,643,948
0.25% 7/25/18	EUR	48,476,791	60,690,322
0.25% 7/25/24	EUR	6,044,972	8,192,074
1.10% 7/25/22	EUR	11,191,373	15,474,102
1.30% 7/25/19	EUR	7,122,997	9,148,359
1.85% 7/25/27	EUR	11,291,732	17,667,289
2.25% 7/25/20	EUR	12,873,848	17,506,426
3.40% 7/25/29	EUR	751,188	1,375,448

			170,718,100

Germany–2.09%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	10,115,256	13,438,226
0.10% 4/15/46	EUR	3,543,269	5,156,035
1.75% 4/15/20	EUR	7,951,638	10,507,646

			29,101,907

Italy–8.12%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
0.10% 5/15/22	EUR	9,904,268	12,670,239
1.25% 10/27/20	EUR	10,202,501	13,235,319
2.10% 9/15/21	EUR	14,606,507	20,083,133
2.35% 9/15/19	EUR	5,878,800	7,714,313
2.60% 9/15/23	EUR	20,181,112	29,156,813
3.10% 9/15/26	EUR	19,806,922	30,371,673

			113,231,490

Japan–7.75%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	1,161,128,900	11,415,412
0.10% 3/10/24	JPY	860,678,800	8,481,817
0.10% 9/10/24	JPY	2,865,671,300	28,361,811
0.10% 3/10/25	JPY	2,438,833,500	24,148,818
0.10% 3/10/26	JPY	1,670,890,628	16,623,324
0.10% 3/10/27	JPY	1,895,576,800	18,938,844

			107,970,026

Mexico–0.36%
Mexican Udibonos
2.00% 6/9/22	MXN	60,224,260	3,104,792
4.50% 12/4/25	MXN	33,123,343	1,934,771

			5,039,563

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
New Zealand–1.34%
New Zealand Government Bonds
2.50% 9/20/35	NZD	6,424,000	$5,244,889
2.50% 9/20/40	NZD	3,122,000	2,491,068
3.00% 9/20/30	NZD	12,628,000	10,983,129

			18,719,086

Spain–2.21%
Spain Government Inflation Linked Bonds
0.30% 11/30/21	EUR	4,860,317	6,410,815
0.55% 11/30/19	EUR	2,661,422	3,418,669
0.65% 11/30/27	EUR	4,297,048	5,777,033
1.80% 11/30/24	EUR	10,473,001	15,243,343

			30,849,860

Sweden–1.16%
Sweden Inflation Linked Bonds
0.125% 6/1/19	SEK	17,963,503	2,280,477
0.125% 6/1/26	SEK	3,721,070	520,902
0.25% 6/1/22	SEK	22,950,000	3,143,305
1.00% 6/1/25	SEK	31,395,000	4,646,169
4.00% 12/1/20	SEK	30,130,000	5,606,627

			16,197,480

United Kingdom–6.49%
United Kingdom Gilt Inflation Linked Bonds
0.125% 11/22/19	GBP	46,967,599	69,035,001
1.875% 11/22/22	GBP	456,291	762,512
2.50% 4/16/20	GBP	4,080,000	20,728,904

			90,526,417

Total Sovereign Bonds (Cost $581,750,761)			629,409,231

U.S. TREASURY OBLIGATIONS–52.34%
U.S. Treasury Inflation Index Bonds
0.875% 2/15/47		2,859,694	2,841,412
2.125% 2/15/41		843,236	1,071,498
¥2.50% 1/15/29		8,685,268	10,293,474
U.S. Treasury Inflation Index Notes 0.125% 4/15/20		26,535,091	26,436,561

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index Notes (continued)
0.125% 4/15/21	10,939,277	$10,849,647
0.125% 1/15/22	56,088,069	55,502,509
0.125% 4/15/22	22,132,145	21,824,708
0.125% 7/15/22	20,204,486	20,006,502
0.125% 1/15/23	45,367,592	44,624,308
0.125% 7/15/24	17,840,080	17,435,001
0.125% 7/15/26	60,239,748	57,918,126
¥0.25% 1/15/25	77,310,188	75,631,899
0.375% 7/15/23	32,458,923	32,363,058
0.375% 7/15/25	40,152,126	39,661,801
0.375% 1/15/27	18,264,758	17,807,436
0.375% 7/15/27	27,925,997	27,254,505
0.50% 1/15/28	66,979,610	65,806,971
¥0.625% 7/15/21	38,224,578	38,695,616
0.625% 1/15/24	23,986,734	24,121,362
0.625% 1/15/26	35,123,197	35,131,880
1.125% 1/15/21	42,899,354	43,887,961
1.25% 7/15/20	35,514,090	36,465,431
2.00% 1/15/26	3,846,427	4,248,708
2.375% 1/15/25	17,197,441	19,263,502
2.375% 1/15/27	559,245	640,925

Total U.S. Treasury Obligations (Cost $729,679,377)		729,784,801

	Number of Shares
MONEY MARKET FUND–3.31%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	46,200,851	46,200,851

Total Money Market Fund (Cost $46,200,851)		46,200,851

TOTAL VALUE OF SECURITIES–101.11% (Cost $1,362,065,025)	1,409,738,994
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.11%)	(15,473,148)

NET ASSETS APPLICABLE TO 136,746,678 SHARES OUTSTANDING–100.00%	$1,394,265,846

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

«	Includes $114,169 variation margin due to broker on futures contracts as of March 31, 2018.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ANZB	EUR	(140,000)	USD	172,403	4/4/18	$ 69	$ —
ANZB	NZD	(26,004,000)	USD	18,797,152	4/4/18	3,839	—
BCLY	SEK	(132,755,246)	USD	16,108,580	4/4/18	202,722	—
CITI	AUD	(30,268,000)	USD	23,415,765	4/4/18	168,688	—
CITI	CAD	(20,907,000)	USD	16,209,575	4/4/18	—	(19,994)
DB	EUR	178,175	USD	(220,000)	4/4/18	—	(672)
DB	EUR	(1,805,000)	USD	2,224,240	5/2/18	—	(2,125)
DB	GBP	(1,385,000)	USD	1,945,145	5/2/18	—	(791)
DB	MXN	(51,506,074)	USD	2,785,000	7/3/18	—	(5,785)
GSC	CAD	(7,615,000)	MXN	120,583,814	4/4/18	715,414	—
HSBC	JPY	(613,506,000)	USD	5,827,620	4/4/18	59,678	—
JPMC	EUR	(785,000)	USD	959,879	4/4/18	—	(6,427)
JPMC	JPY	(360,000)	USD	3,419	4/4/18	35	—
MSC	EUR	(277,031,000)	USD	339,455,499	4/4/18	—	(1,559,757)
MSC	GBP	(48,000,000)	USD	66,153,092	4/4/18	—	(1,207,775)
NAB	AUD	(54,000)	USD	41,946	4/4/18	472	—
NAB	GBP	(105,000)	USD	148,848	4/4/18	1,497	—
NAB	JPY	(2,790,000)	USD	26,560	4/4/18	330	—
NT	DKK	(38,453,441)	USD	6,324,717	4/4/18	—	(24,833)
RBS	CAD	7,615,000	MXN	(119,260,038)	4/4/18	—	(642,665)
RBS	GBP	15,297,000	USD	(21,454,883)	4/3/18	11,287	—
RBS	GBP	(15,297,000)	USD	21,455,830	4/4/18	—	(11,236)
SCB	AUD	99,000	USD	(75,984)	4/3/18	52	—
SCB	EUR	(3,197,000)	USD	3,954,009	4/4/18	18,617	—
UBS	JPY	(10,881,328,000)	USD	102,341,529	4/4/18	39,565	—

Total Foreign Currency Exchange Contracts						$1,222,265	$(3,482,060)

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
(1,420)	90 Day IMM Eurodollar	$(345,113,250)	$(345,304,229)	12/17/19	$190,979	$—
1,420	90 Day IMM Eurodollar	346,142,750	346,392,501	12/18/18	—	(249,751)
(176)	Australia 10 yr Bonds	(17,521,197)	(17,250,252)	6/18/18	—	(270,945)
(36)	Canada 10 yr Bonds	(3,723,926)	(3,688,893)	6/21/18	—	(35,033)
(5)	Euro-BOBL	(807,483)	(801,511)	6/8/18	—	(5,972)
(38)	Euro-Buxl 30 yr Bonds	(7,732,689)	(7,699,927)	6/8/18	—	(32,762)
(31)	Japan 10 yr Bonds (OSE)	(43,948,593)	(43,909,302)	6/14/18	—	(39,291)
240	Long Gilt	41,355,950	40,846,630	6/28/18	509,320	—
(129)	Short Euro-BTP	(17,901,349)	(17,823,778)	6/8/18	—	(77,571)
205	U.S. Treasury 2 yr Notes	43,584,922	43,557,469	7/2/18	27,453	—
285	U.S. Treasury 5 yr Notes	32,621,367	32,532,641	7/2/18	88,726	—
127	U.S. Treasury 10 yr Notes	15,384,859	15,270,609	6/20/18	114,250	—
(332)	U.S. Treasury 10 yr Ultra Notes	(43,113,313)	(42,649,444)	6/21/18	—	(463,869)
(23)	U.S. Treasury Long Bonds	(3,372,375)	(3,276,732)	6/21/18	—	(95,643)
(55)	U.S. Treasury Ultra Bonds	(8,825,781)	(8,606,262)	6/21/18	—	(219,519)

Total Futures Contracts					$930,728	$(1,490,356)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

AUD–Australian Dollar

ANZB–Australian and New Zealand Banking Group Limited

BAMLL–Bank of America Merrill Lynch Large Loan

BB–Barclays Bank

BCLY–Barclays Bank

BOBL–Bundesobligationen

BTP–Buoni del Tesoro Poliennali

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CPI–Consumer Price Index

DB–Deutsche Bank

DKK–Danish Krone

EUR–Euro

GSC–Goldman Sachs Capital

GBP–British Pound Sterling

HSBC–Hong Kong Shanghai Bank

IMM–International Monetary Market

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NAB–National Australia Bank

NT–Northern Trust

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

OSE–Osaka Securities Exchange

RBS–Royal Bank of Scotland

SCB–Standard Chartered Bank

SEK–Swedish Krona

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

USD–United States Dollar

yr–Year

See accompanying notes.

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Non-Agency Collateralized Mortgage Obligations	$—	$369,736	$369,736
Non-Agency Commercial Mortgage-Backed Securities	—	3,974,375	3,974,375
Sovereign Bonds	—	629,409,231	629,409,231
U.S. Treasury Obligations	—	729,784,801	729,784,801
Money Market Fund	46,200,851	—	46,200,851

Total Investments	$46,200,851	$1,363,538,143	$1,409,738,994

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,222,265	$1,222,265

Futures Contracts	$930,728	$—	$930,728

Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,482,060)	$(3,482,060)

Futures Contracts	$(1,490,356)	$—	$(1,490,356)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.84%
Equity Funds–20.52%
iShares Core Dividend Growth ETF	6,593	$223,503
iShares Core High Dividend ETF	13,496	1,140,142
iShares U.S. Preferred Stock ETF	42,469	1,595,136
iShares U.S. Real Estate ETF	3,080	232,448

		3,191,229

Fixed Income Funds–64.57%
iShares 0-5 Year High Yield Corporate Bond ETF	31,871	1,491,244
iShares 1-3 Year Credit Bond ETF	18,574	1,927,981
iShares 10+ Year Credit Bond ETF	17,953	1,082,566
iShares CMBS ETF	9,286	467,643
iShares Floating Rate Bond ETF	13,908	708,334
iShares iBoxx $ High Yield Corporate Bond ETF	43,705	3,742,896
iShares Intermediate Credit Bond ETF	5,801	622,099

		10,042,763

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–13.09%
iShares Emerging Markets Dividend ETF	7,096	$307,754
iShares International Developed Real Estate ETF	7,717	229,426
iShares International Select Dividend ETF	15,841	522,911
iShares MSCI Eurozone ETF	22,494	975,115

		2,035,206

Money Market Fund–1.66%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	258,550	258,550

		258,550

Total Investment Companies (Cost $15,437,093)		15,527,748

TOTAL VALUE OF SECURITIES–99.84% (Cost $15,437,093)	15,527,748
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	24,988

NET ASSETS APPLICABLE TO 1,642,430 SHARES OUTSTANDING–100.00%	$15,552,736

«	Includes $29,500 cash collateral held at broker for futures contracts and $1,750 variation margin due from broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(6)	Euro	$(926,887)	$(930,079)	6/19/18	$3,192	$—

Interest Rate Contracts:
(4)	U.S. Treasury 2 yr Notes	(850,438)	(849,952)	7/2/18	—	(486)
(4)	U.S. Treasury 5 yr Notes	(457,844)	(455,633)	7/2/18	—	(2,211)
(1)	U.S. Treasury 10 yr Notes	(121,141)	(119,827)	6/20/18	—	(1,314)
(2)	U.S. Treasury Long Bonds	(293,250)	(284,591)	6/21/18	—	(8,659)
(2)	U.S. Treasury Ultra Bonds	(320,938)	(307,676)	6/21/18	—	(13,262)
3	U.S. Treasury Ultra Notes	389,578	382,366	6/21/18	7,212	—

					7,212	(25,932)

Total Futures Contracts					$10,404	$(25,932)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP BlackRock Multi-Asset Income Fund–1

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments (continued)

Summary of Abbreviations:

CMBS–Commercial Mortgage-Backed Security

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

yr–Year

See accompanying notes.

LVIP BlackRock Multi-Asset Income Fund–2

LVIP BlackRock Multi-Asset Income Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Multi-Asset Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Companies	$15,527,748

Derivatives:
Assets:
Futures Contracts	$10,404

Liabilities:
Futures Contracts	$(25,932)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Multi-Asset Income Fund–3

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–47.97%
U.S. MARKETS–24.61%
Aerospace & Defense–0.55%
Boeing	1,017	$333,454
Curtiss-Wright	76	10,265
Lockheed Martin	96	32,441
Raytheon	260	56,113

		432,273

Auto Components–0.28%
Dana	514	13,241
Lear	1,075	200,047
Tenneco	156	8,560

		221,848

Banks–0.81%
Bank of America	3,202	96,028
Citigroup	1,908	128,790
Citizens Financial Group	3,954	165,989
Cullen/Frost Bankers	134	14,213
First Horizon National	564	10,620
JPMorgan Chase & Co.	776	85,337
SunTrust Banks	1,958	133,222

		634,199

Beverages–0.15%
Brown-Forman Class B	387	21,053
Coca-Cola	249	10,814
Dr Pepper Snapple Group	69	8,168
PepsiCo	703	76,732

		116,767

Biotechnology–0.73%
AbbVie	1,333	126,168
†Alexion Pharmaceuticals	252	28,088
†Alkermes	170	9,853
†Alnylam Pharmaceuticals	92	10,957
Amgen	559	95,298
†Biogen	184	50,383
†BioMarin Pharmaceutical	192	15,565
†Celgene	692	61,733
Gilead Sciences	1,151	86,774
†Incyte	190	15,833
†Regeneron Pharmaceuticals	87	29,959
†Seattle Genetics	111	5,810
†United Therapeutics	49	5,506
†Vertex Pharmaceuticals	212	34,552

		576,479

Building Products–0.30%
†Armstrong World Industries	184	10,359
Fortune Brands Home & Security	1,290	75,968
Masco	2,847	115,133
Owens Corning	423	34,009

		235,469

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets–1.17%
Ameriprise Financial	1,096	$162,142
CME Group	1,937	313,290
Evercore Class A	250	21,800
Intercontinental Exchange	1,019	73,898
Legg Mason	171	6,951
S&P Global	1,111	212,268
SEI Investments	486	36,406
TD Ameritrade Holding	1,523	90,207

		916,962

Chemicals–0.45%
Air Products & Chemicals	876	139,310
Cabot	120	6,686
Eastman Chemical	382	40,332
LyondellBasell Industries Class A	435	45,971
Praxair	426	61,472
Trinseo	183	13,551
WR Grace & Co.	737	45,127

		352,449

Commercial Services & Supplies–0.22%
Brink’s	163	11,630
KAR Auction Services	278	15,068
Republic Services	687	45,500
Waste Management	1,211	101,869

		174,067

Communications Equipment–0.17%
Cisco Systems	2,555	109,584
InterDigital	145	10,672
Motorola Solutions	155	16,322

		136,578

Construction & Engineering–0.01%
EMCOR Group	107	8,339

		8,339

Consumer Finance–0.01%
American Express	119	11,100

		11,100

Containers & Packaging–0.01%
†Crown Holdings	225	11,419

		11,419

Diversified Financial Services–0.04%
Voya Financial	673	33,987

		33,987

Electric Utilities–0.17%
IDACORP	119	10,504
PNM Resources	271	10,366
Portland General Electric	371	15,029

LVIP BlackRock Scientific Allocation Fund–1

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electric Utilities (continued)
PPL	1,685	$47,669
Westar Energy	939	49,382

		132,950

Electrical Equipment–0.12%
AMETEK	629	47,785
Rockwell Automation	278	48,428

		96,213

Electronic Equipment, Instruments & Components–0.27%
†Flex	4,541	74,155
Jabil	504	14,480
TE Connectivity	1,157	115,584
Vishay Intertechnology	472	8,779

		212,998

Equity Real Estate Investment Trusts–0.36%
DCT Industrial Trust	524	29,522
Equity LifeStyle Properties	175	15,360
First Industrial Realty Trust	368	10,757
Highwoods Properties	253	11,086
Host Hotels & Resorts	2,479	46,209
Park Hotels & Resorts	859	23,210
Prologis	384	24,188
RLJ Lodging Trust	259	5,035
Simon Property Group	157	24,233
Sunstone Hotel Investors	627	9,543
Ventas	1,028	50,917
Weingarten Realty Investors	1,240	34,819

		284,879

Food & Staples Retailing–0.21%
Costco Wholesale	278	52,384
†Performance Food Group	171	5,104
Walmart	1,186	105,518

		163,006

Food Products–1.13%
Archer-Daniels-Midland	4,692	203,492
Bunge	156	11,535
Conagra Brands	2,453	90,467
Hershey	1,245	123,205
Ingredion	1,291	166,436
Kellogg	418	27,174
Lamb Weston Holdings	254	14,788
McCormick & Co.	825	87,772
†Pilgrim’s Pride	1,794	44,150
Pinnacle Foods	353	19,097
Tyson Foods Class A	1,337	97,855

		885,971

Health Care Equipment & Supplies–0.75%
Baxter International	2,595	168,779

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies (continued)
Danaher	1,945	$190,435
†Edwards Lifesciences	203	28,323
Hill-Rom Holdings	211	18,357
†IDEXX Laboratories	714	136,652
†Masimo	509	44,767

		587,313

Health Care Providers & Services–0.75%
Aetna	152	25,688
AmerisourceBergen	668	57,588
Cigna	163	27,342
†Express Scripts Holding	571	39,445
Humana	736	197,859
McKesson	318	44,797
Quest Diagnostics	794	79,638
UnitedHealth Group	202	43,228
†WellCare Health Plans	358	69,320

		584,905

Hotels, Restaurants & Leisure–1.16%
Carnival	5,228	342,852
Extended Stay America	930	18,386
McDonald’s	2,569	401,740
Royal Caribbean Cruises	85	10,008
Texas Roadhouse	290	16,756
Yum Brands	1,367	116,373

		906,115

Household Durables–0.03%
†Taylor Morrison Home Class A	694	16,156
Whirlpool	61	9,340

		25,496

Industrial Conglomerates–0.32%
3M	304	66,734
Carlisle	484	50,534
Honeywell International	898	129,770

		247,038

Insurance–0.69%
Allstate	960	91,008
CNA Financial	3,417	168,629
Principal Financial Group	1,473	89,720
Prudential Financial	1,680	173,964
Reinsurance Group of America	72	11,088
Unum Group	214	10,189

		544,598

Internet & Direct Marketing Retail–0.50%
†Amazon.com	269	389,334

		389,334

LVIP BlackRock Scientific Allocation Fund–2

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet Software & Services–1.44%
†Alphabet Class A	151	$156,608
†Alphabet Class C	197	203,263
†eBay	1,602	64,464
†Facebook Class A	2,370	378,702
†GoDaddy Class A	400	24,568
LogMeIn	229	26,461
†New Relic	153	11,340
†Twitter	534	15,491
†VeriSign	1,954	231,666
†Yelp	351	14,654

		1,127,217

IT Services–1.51%
Accenture Class A	843	129,401
Amdocs	388	25,887
Automatic Data Processing	111	12,596
Booz Allen Hamilton Holding	1,771	68,573
†Euronet Worldwide	103	8,129
Genpact	437	13,980
International Business Machines	1,711	262,519
Mastercard Class A	2,613	457,693
†PayPal Holdings	638	48,405
Total System Services	113	9,747
Visa Class A	1,225	146,535

		1,183,465

Leisure Products–0.06%
Brunswick	222	13,185
Hasbro	393	33,130

		46,315

Life Sciences Tools & Services–0.53%
Agilent Technologies	4,570	305,733
†Mettler-Toledo International	140	80,504
PerkinElmer	207	15,674
Thermo Fisher Scientific	78	16,104

		418,015

Machinery–1.11%
Caterpillar	82	12,085
Crane	106	9,830
Cummins	452	73,265
Illinois Tool Works	2,203	345,122
Ingersoll-Rand	1,611	137,757
ITT	195	9,551
Oshkosh	272	21,017
PACCAR	2,829	187,195
Stanley Black & Decker	344	52,701
Terex	335	12,532
Timken	193	8,801

		869,856

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Media–0.59%
CBS Class B	90	$4,625
†=Century Communications	5,000	0
Cinemark Holdings	477	17,969
Comcast Class A	3,958	135,245
Interpublic Group	4,337	99,881
Time Warner	668	63,179
Walt Disney	1,379	138,507

		459,406

Metals & Mining–0.05%
Newmont Mining	753	29,420
Reliance Steel & Aluminum	133	11,403

		40,823

Mortgage Real Estate Investment Trusts–0.04%
New Residential Investment	1,740	28,623

		28,623

Multiline Retail–0.31%
Kohl’s	1,025	67,148
Target	2,554	177,324

		244,472

Multi-Utilities–0.28%
Ameren	439	24,861
CenterPoint Energy	1,214	33,264
CMS Energy	1,746	79,076
DTE Energy	692	72,245
Vectren	175	11,186

		220,632

Oil, Gas & Consumable Fuels–0.65%
†CNX Resources	1,306	20,152
ConocoPhillips	2,234	132,454
Exxon Mobil	138	10,296
Marathon Oil	1,320	21,292
Marathon Petroleum	1,089	79,617
Murphy Oil	1,202	31,060
Peabody Energy	605	22,083
Valero Energy	2,044	189,622

		506,576

Personal Products–0.25%
Estee Lauder Class A	1,317	197,181

		197,181

Pharmaceuticals–0.88%
Bristol-Myers Squibb	1,908	120,681
Johnson & Johnson	2,778	356,001
Zoetis	2,553	213,201

		689,883

LVIP BlackRock Scientific Allocation Fund–3

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Professional Services–0.24%
Dun & Bradstreet	136	$15,912
ManpowerGroup	1,478	170,118

		186,030

Real Estate Management & Development–0.00%
†CBRE Group Class A	61	2,880

		2,880

Road & Rail–0.47%
Landstar System	203	22,259
Norfolk Southern	905	122,881
Ryder System	474	34,502
Union Pacific	1,384	186,051

		365,693

Semiconductors & Semiconductor Equipment–1.37%
†Advanced Energy Industries	117	7,476
Applied Materials	3,148	175,060
†Cirrus Logic	188	7,638
Intel	1,769	92,130
KLA-Tencor	372	40,552
Maxim Integrated Products	3,116	187,646
MKS Instruments	162	18,735
NVIDIA	272	62,992
†ON Semiconductor	538	13,159
Skyworks Solutions	387	38,801
Teradyne	633	28,934
Texas Instruments	3,853	400,288

		1,073,411

Software–1.70%
Activision Blizzard	448	30,222
†Adobe Systems	1,518	328,009
†Aspen Technology	244	19,249
†Cadence Design Systems	293	10,774
CDK Global	424	26,856
†Dell Technologies Class V	377	27,600
Intuit	762	132,093
†Manhattan Associates	218	9,130
Microsoft	4,341	396,203
Oracle	4,543	207,842
†Synopsys	586	48,779
†Take-Two Interactive Software	177	17,307
†VMware Class A	501	60,756
†Zendesk	228	10,914
†Zynga Class A	2,953	10,808

		1,336,542

Specialty Retail–0.47%
Best Buy	336	23,517
†Burlington Stores	134	17,842
Home Depot	272	48,481

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail (continued)
Lowe’s	291	$25,535
Penske Automotive Group	189	8,378
Ross Stores	1,744	135,997
Tiffany & Co.	668	65,237
TJX	322	26,262
†Urban Outfitters	408	15,080

		366,329

Technology Hardware, Storage & Peripherals–1.10%
Apple	3,133	525,655
Hewlett Packard Enterprise	2,730	47,884
HP	7,751	169,902
NetApp	1,891	116,656

		860,097

Textiles, Apparel & Luxury Goods–0.18%
Carter’s	186	19,363
Ralph Lauren	807	90,223
†Skechers U.S.A. Class A	420	16,334
VF	230	17,048

		142,968

Trading Companies & Distributors–0.01%
Watsco	63	11,401

		11,401

Wireless Telecommunication Services–0.01%
Telephone & Data Systems	325	9,110

		9,110

Total U.S. Markets (Cost $15,750,043)		19,309,677

§DEVELOPED MARKETS–18.16%
Aerospace & Defense–0.13%
QinetiQ Group	22,848	66,203
Thales	301	36,669

		102,872

Air Freight & Logistics–0.21%
bpost	472	10,663
Deutsche Post	3,575	156,583

		167,246

Airlines–0.42%
Deutsche Lufthansa	3,944	126,080
Qantas Airways	45,871	206,949

		333,029

Auto Components–0.22%
Cie Plastic Omnium	644	30,868
Continental	56	15,468
Delphi Technologies	455	21,681
Faurecia	822	66,513

LVIP BlackRock Scientific Allocation Fund–4

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Auto Components (continued)
Magna International	582	$32,783
†Xinyi Glass Holdings	6,000	9,133

		176,446

Automobiles–0.42%
Ferrari	509	61,188
Geely Automobile Holdings	15,000	43,954
Peugeot	7,613	183,316
Renault	21	2,548
Suzuki Motor	700	38,005

		329,011

Banks–2.82%
Banco Bilbao Vizcaya Argentaria	12,613	99,890
†Banco Comercial Portugues Class R	31,512	10,567
Bank Hapoalim	2,543	17,488
Bank of Nova Scotia	5,433	334,663
BNP Paribas	1,031	76,460
BOC Hong Kong Holdings	3,500	17,170
Chiba Bank	1,000	8,176
Dah Sing Banking Group	2,000	4,378
Danske Bank	2,964	111,056
DBS Group Holdings	400	8,449
DNB	505	9,947
FinecoBank Banca Fineco	2,313	27,840
First International Bank of Israel	562	11,863
Gunma Bank	1,200	6,908
Hokuhoku Financial Group	300	4,118
HSBC Holdings	7,471	70,158
ING Groep	10,196	172,060
Lloyds Banking Group	8,282	7,534
Mediobanca Banca di Credito Finanziario	7,651	89,948
National Australia Bank	552	12,186
National Bank of Canada	496	23,346
Popular	105	4,370
Resona Holdings	27,400	147,274
Royal Bank of Canada	2,868	221,542
Senshu Ikeda Holdings	11,000	42,145
Skandinaviska Enskilda Banken Class A	2,273	23,881
Sumitomo Mitsui Financial Group	8,300	352,122
Sumitomo Mitsui Trust Holdings	1,500	61,319
Toronto-Dominion Bank	4,132	234,479

		2,211,337

Beverages–0.35%
Carlsberg Class B	918	109,604
Coca-Cola Bottlers Japan Holdings Class C	300	12,389
Coca-Cola European Partners	490	20,413
Diageo	3,681	124,490

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Beverages (continued)
Fevertree Drinks	300	$11,083

		277,979

Biotechnology–0.15%
CSL	388	46,746
†Genmab	49	10,557
Grifols	280	7,938
Shire	988	49,173

		114,414

Building Products–0.10%
Cie de Saint-Gobain	1,531	80,845

		80,845

Capital Markets–0.20%
Banca Generali	104	3,355
BT Investment Management	1,212	9,459
Deutsche Boerse	204	27,887
Euronext	390	28,587
Jupiter Fund Management	770	5,105
Macquarie Group	748	59,643
Magellan Financial Group	347	6,414
Man Group	3,850	9,284
Partners Group Holding	15	11,162

		160,896

Chemicals–1.26%
Arkema	76	9,922
BASF	1,514	153,546
Covestro	1,134	111,662
DIC	100	3,355
Evonik Industries	314	11,073
Koninklijke DSM	3,391	337,055
Linde	50	10,043
Lintec	200	5,760
Mitsubishi Chemical Holdings	19,500	189,861
Nippon Shokubai	100	6,914
Sika	3	23,532
Sumitomo Chemical	12,000	69,620
Tosoh	500	9,860
Ube Industries	400	11,721
Wacker Chemie	130	21,363
Zeon	1,000	14,528

		989,815

Commercial Services & Supplies–0.13%
IWG	1,375	4,406
Rentokil Initial	4,078	15,541
Secom	900	67,037
Toppan Printing	2,000	16,440

		103,424

LVIP BlackRock Scientific Allocation Fund–5

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Construction & Engineering–0.44%
CIMIC Group	664	$22,853
HOCHTIEF	1,549	289,553
Maeda	1,000	11,683
NCC Class B	537	10,238
Penta-Ocean Construction	1,100	8,116

		342,443

Construction Materials–0.02%
CSR	2,703	10,841
Wienerberger	344	8,602

		19,443

Consumer Finance–0.09%
Hitachi Capital	2,900	73,404

		73,404

Containers & Packaging–0.02%
DS Smith	2,020	13,348

		13,348

Distributors–0.01%
Inchcape	1,014	9,831

		9,831

Diversified Telecommunication Services–0.65%
Inmarsat	1,756	8,929
Koninklijke KPN	20,205	60,756
Nippon Telegraph & Telephone	3,800	177,282
Proximus	605	18,811
Telenor	6,218	141,404
Telstra	41,800	101,184

		508,366

Electric Utilities–0.10%
Chubu Electric Power	3,600	51,666
CLP Holdings	2,500	25,490

		77,156

Electronic Equipment, Instruments & Components–0.18%
†Celestica	554	5,732
Electrocomponents	1,124	9,467
Hitachi	13,000	94,687
Japan Aviation Electronics Industry	1,000	14,217
Venture	700	15,139

		139,242

Energy Equipment & Services–0.03%
†Saipem	5,748	22,549

		22,549

Equity Real Estate Investment Trusts–0.01%
Stockland	3,105	9,635

		9,635

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food & Staples Retailing–0.47%
Axfood	524	$8,970
Jeronimo Martins	4,162	75,701
Koninklijke Ahold Delhaize	4,823	114,285
Seven & i Holdings	800	34,266
Sundrug	300	14,042
Wesfarmers	967	30,987
Woolworths Group	4,305	87,379

		365,630

Food Products–0.13%
Associated British Foods	801	28,004
Leroy Seafood Group	2,050	12,729
NH Foods	500	20,530
Orkla	2,752	29,658
Suedzucker	521	8,840

		99,761

Gas Utilities–0.10%
Tokyo Gas	3,000	80,161

		80,161

Health Care Equipment & Supplies–0.08%
Cochlear	434	60,954

		60,954

Health Care Providers & Services–0.04%
Fresenius Medical Care & Co.	147	15,014
Miraca Holdings	500	19,689

		34,703

Hotels, Restaurants & Leisure–0.35%
Aristocrat Leisure	7,332	136,892
Carnival (London Stock Exchange)	1,134	72,988
InterContinental Hotels Group	654	39,183
Kindred Group SDR	778	10,674
Melia Hotels International	465	6,582
Playtech	946	9,729

		276,048

Household Durables–0.18%
Electrolux Class B	2,854	90,128
Fujitsu General	500	8,956
Haseko	800	12,313
Iida Group Holdings	200	3,739
JM	221	5,030
Sekisui Chemical	500	8,768
Skyworth Digital Holdings	6,000	2,717
Sumitomo Forestry	400	6,433

		138,084

Household Products–0.03%
Lion	500	10,261

LVIP BlackRock Scientific Allocation Fund–6

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Household Products (continued)
Pigeon	300	$13,555

		23,816

Industrial Conglomerates–0.12%
DCC	475	43,765
Rheinmetall	333	47,268

		91,033

Insurance–1.15%
AIA Group	3,800	32,485
Allianz	78	17,632
ASR Nederland	785	33,565
Assicurazioni Generali	4,364	83,886
Assured Guaranty	317	11,475
AXA	3,553	94,449
Direct Line Insurance Group	1,485	7,951
Helvetia Holding	17	10,134
Manulife Financial	3,700	68,696
NN Group	839	37,277
Old Mutual	15,378	51,745
Old Mutual (South African Shares)	3,855	13,141
Sampo Class A	1,074	59,835
Sun Life Financial	1,556	63,902
Suncorp Group	5,377	55,455
†Swiss Life Holding	94	33,499
Swiss Re	1,064	108,599
Talanx	795	34,567
Tokio Marine Holdings	900	40,809
†Topdanmark	251	11,852
Tryg	619	14,422
Unipol Gruppo	1,579	7,726
Vienna Insurance Group	181	6,051

		899,153

Internet & Direct Marketing Retail–0.02%
†ASOS	141	13,794

		13,794

Internet Software & Services–0.05%
Moneysupermarket.com Group	1,236	4,975
Rightmove	193	11,782
†Shopify Class A	69	8,586
†Wix.com	138	10,978

		36,321

IT Services–0.43%
Amadeus IT Group	1,203	89,026
Atos	1,167	159,890
Fujitsu	2,000	12,154
Itochu Techno-Solutions	400	8,263
Obic	400	33,707
Tech Mahindra	1,068	10,500

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
IT Services (continued)
Wirecard	206	$24,420

		337,960

Leisure Products–0.01%
†Amer Sports Class A	364	11,233

		11,233

Life Sciences Tools & Services–0.02%
†ICON	153	18,075

		18,075

Machinery–0.61%
Aalberts Industries	453	23,085
Cargotec Class B	223	11,880
Georg Fischer	31	41,505
Glory	100	3,589
Sandvik	4,059	74,366
Spirax-Sarco Engineering	176	14,198
Valmet	533	10,685
Volvo Class B	16,229	297,062

		476,370

Media–0.14%
†Altice Class B	351	2,898
Fuji Media Holdings	500	8,506
†I-CABLE Communications	702	18
Mediaset Espana Comunicacion	5,470	55,721
Modern Times Group Class B	157	6,384
Nippon Television Holdings	400	7,028
UBM	2,166	28,513

		109,068

Metals & Mining–0.57%
Anglo American	659	15,450
Anglo American (London Stock Exchange)	6,659	155,119
Aurubis	431	36,223
BHP Billiton (London Stock Exchange)	316	6,245
BlueScope Steel	2,052	24,142
Centamin	3,479	7,543
Dowa Holdings	800	28,627
†Glencore	10,364	51,501
Lundin Mining	1,778	11,662
Northern Star Resources	5,270	25,578
OZ Minerals	1,087	7,602
Regis Resources	2,046	7,174
Rio Tinto (London Stock Exchange)	854	43,335
Salzgitter	236	12,073
†SSAB Class A	2,515	14,236

		446,510

LVIP BlackRock Scientific Allocation Fund–7

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Multiline Retail–0.02%
Dollarama	123	$14,949

		14,949

Multi-Utilities–0.05%
E.ON	3,581	39,792

		39,792

Oil, Gas & Consumable Fuels–1.17%
BP	13,680	92,273
Caltex Australia	5,157	125,269
Enerplus	1,146	12,889
Japan Petroleum Exploration	200	4,551
JXTG Holdings	22,700	138,392
Neste	625	43,503
OMV	2,302	134,269
Repsol	7,630	135,628
Royal Dutch Shell Class A	1,644	52,014
Royal Dutch Shell Class B	913	29,379
Statoil	3,651	86,412
Suncor Energy	1,109	38,297
Whitehaven Coal	2,973	10,313
Woodside Petroleum	619	14,037

		917,226

Paper & Forest Products–0.44%
Mondi	418	11,235
Svenska Cellulosa Class B	10,292	109,986
UPM-Kymmene	5,961	220,997

		342,218

Pharmaceuticals–0.99%
Astellas Pharma	21,100	322,745
Bayer	685	77,223
GlaxoSmithKline	5,296	102,854
†Indivior	1,093	6,248
Kaken Pharmaceutical	300	17,768
Recordati	418	15,422
Roche Holding	882	202,328
Shionogi & Co.	200	10,415
Sino Biopharmaceutical	13,000	25,836

		780,839

Professional Services–0.20%
Intertek Group	1,912	125,156
RELX	597	12,375
SGS	8	19,679

		157,210

Real Estate Management & Development–0.48%
CapitaLand	16,700	45,733
Daito Trust Construction	500	85,133
Deutsche EuroShop	148	5,429
Henderson Land Development	1,100	7,213

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Real Estate Management & Development (continued)
Hysan Development	4,000	$21,227
Kerry Properties	7,500	33,915
KWG Property Holding	12,000	16,680
Shenzhen Investment	8,000	3,417
Sun Hung Kai Properties	8,000	126,984
Swire Properties	2,600	9,145
TAG Immobilien	516	10,706
Wheelock & Co.	1,000	7,335

		372,917

Road & Rail–0.12%
Canadian Pacific Railway	231	40,737
ComfortDelGro	30,700	48,193
Sotetsu Holdings	200	5,331

		94,261

Semiconductors & Semiconductor Equipment–0.47%
BE Semiconductor Industries	462	47,392
†Dialog Semiconductor	167	3,977
†Siltronic	103	17,666
STMicroelectronics (French shares)	6,536	145,450
STMicroelectronics (Italian shares)	574	12,762
Tokyo Electron	700	129,494
Ulvac	200	11,315

		368,056

Software–0.12%
SAP	621	65,194
Software	216	11,323
†Temenos Group	124	14,869

		91,386

Specialty Retail–0.05%
CECONOMY	951	10,934
Dixons Carphone	4,400	11,506
Fielmann	124	10,025
JB Hi-Fi	318	6,358
WH Smith	143	3,921

		42,744

Technology Hardware, Storage & Peripherals–0.22%
Canon	2,500	90,696
Logitech International Class R	2,130	78,182

		168,878

Textiles, Apparel & Luxury Goods–0.15%
adidas	86	20,924
Kering	68	32,614
LVMH Moet Hennessy Louis Vuitton	46	14,176
Moncler	1,255	47,763
PRADA	1,200	5,645

		121,122

LVIP BlackRock Scientific Allocation Fund–8

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Thrift & Mortgage Finance–0.01%
Aareal Bank	140	$6,679

		6,679

Tobacco–0.44%
Imperial Brands	2,843	96,803
Swedish Match	5,399	244,670

		341,473

Trading Companies & Distributors–0.17%
ITOCHU	4,500	87,872
Kloeckner & Co.	995	12,502
Mitsui & Co.	600	10,325
Sojitz	3,700	11,802
Sumitomo	800	13,402

		135,903

Transportation Infrastructure–0.05%
Flughafen Zurich	42	9,276
Sydney Airport	6,123	31,746

		41,022

Water Utilities–0.01%
Guangdong Investment	6,000	9,506

		9,506

Wireless Telecommunication Services–0.54%
KDDI	2,700	69,537
NTT DOCOMO	12,200	311,020
Vodafone Group	16,453	45,016

		425,573

Total Developed Markets (Cost $12,904,211)		14,253,159

×EMERGING MARKETS–5.20%
Auto Components–0.01%
Apollo Tyres	2,002	8,569

		8,569

Automobiles–0.05%
Dongfeng Motor Group	8,000	9,340
†Tata Motors	5,807	29,475

		38,815

Banks–0.46%
Agricultural Bank of China	19,000	10,911
Axis Bank	1,319	10,408
Banco do Brasil	1,665	20,849
Bangkok Bank NVDR	3,200	20,330
Bank of China	49,000	26,767
Bank Pekao	151	5,447
China Construction Bank	71,000	74,160
CTBC Financial Holding	10,000	7,226
ICICI Bank	5,366	23,288

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Industrial & Commercial Bank of China	39,000	$33,988
Kasikornbank NVDR	2,200	14,971
Krung Thai Bank NVDR	14,800	9,022
OTP Bank	793	35,631
Turkiye Garanti Bankasi	5,299	14,693
Turkiye Is Bankasi Class C	27,886	50,649

		358,340

Beverages–0.05%
Ambev	4,900	35,932

		35,932

Biotechnology–0.03%
†Celltrion	89	26,624

		26,624

Capital Markets–0.02%
China Cinda Asset Management	31,000	11,350
Yuanta Financial Holding	6,000	2,769

		14,119

Chemicals–0.07%
PTT Global Chemical NVDR	19,000	57,755

		57,755

Construction & Engineering–0.18%
China Communications Construction	78,000	80,659
China Railway Construction	52,000	52,328
Hyundai Development Co-Engineering & Construction	159	5,689
Metallurgical Corp. of China	14,000	4,019

		142,695

Construction Materials–0.06%
Anhui Conch Cement	7,000	38,521
†Cemex	16,770	11,097

		49,618

Consumer Finance–0.01%
Ujjivan Financial Services	1,039	5,560

		5,560

Diversified Financial Services–0.06%
Haci Omer Sabanci Holding	18,863	50,246

		50,246

Diversified Telecommunication Services–0.13%
Telekomunikasi Indonesia Persero	333,700	87,748
True NVDR	65,500	14,584
†Turk Telekomunikasyon	1,740	2,971

		105,303

LVIP BlackRock Scientific Allocation Fund–9

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electric Utilities–0.10%
†PGE Polska Grupa Energetyczna	23,042	$66,785
Transmissora Alianca de Energia Eletrica	1,198	7,863

		74,648

Electrical Equipment–0.02%
Bharat Heavy Electricals	8,943	11,247
Teco Electric and Machinery	9,000	7,491

		18,738

Electronic Equipment, Instruments & Components–0.39%
AU Optronics	38,000	17,618
Compeq Manufacturing	9,000	9,373
Delta Electronics Thailand NVDR	4,800	10,177
Hon Hai Precision Industry	58,000	180,900
Innolux	203,000	89,723

		307,791

Food & Staples Retailing–0.01%
Magnit PJSC GDR	276	5,121

		5,121

Food Products–0.27%
Gruma Class B	435	4,991
JBS	14,058	39,771
Uni-President Enterprises	32,000	75,569
Universal Robina	30,300	88,361

		208,692

Health Care Providers & Services–0.06%
Netcare	18,643	44,093

		44,093

Household Durables–0.01%
LG Electronics	98	10,111

		10,111

Household Products–0.02%
Hindustan Unilever	719	14,760
Unilever Indonesia	1,100	3,968

		18,728

Independent Power & Renewable Electricity Producers–0.05%
Huadian Power International	6,000	2,319
Huaneng Power International	58,000	39,182

		41,501

Industrial Conglomerates–0.10%
Enka Insaat ve Sanayi	29,547	40,604
KOC Holding	5,049	20,891
Turkiye Sise ve Cam Fabrikalari	12,306	16,191

		77,686

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Internet Software & Services–0.76%
†Alibaba Group Holding ADR	1,165	$213,824
†Just Dial	1,074	7,383
NAVER	31	23,071
†SINA	89	9,280
†Sohu.com	185	5,720
Tencent Holdings	5,100	273,766
†Weibo ADR	371	44,349
†YY ADR	198	20,830

		598,223

IT Services–0.10%
HCL Technologies	1,235	18,341
Infosys	1,175	20,560
Tata Consultancy Services	731	32,032
Wipro	2,478	10,734

		81,667

Machinery–0.03%
Yangzijiang Shipbuilding Holdings	25,500	23,750

		23,750

Marine–0.07%
MISC	27,800	50,845

		50,845

Media–0.02%
Multiplus	537	5,026
Naspers Class N	46	11,257

		16,283

Metals & Mining–0.29%
Eregli Demir ve Celik Fabrikalari	45,630	120,636
KGHM Polska Miedz	3,811	97,069
MMC Norilsk Nickel PJSC	59	11,059

		228,764

Oil, Gas & Consumable Fuels–0.92%
Banpu NVDR	45,200	28,797
Bharat Petroleum	7,609	50,230
China Petroleum & Chemical	28,000	24,838
China Shenhua Energy	16,000	40,156
CNOOC	26,000	38,498
Hindustan Petroleum	5,961	31,791
Indian Oil	7,740	21,106
LUKOIL PJSC	462	32,181
MOL Hungarian Oil & Gas	3,648	39,802
Novatek PJSC GDR	97	13,307
Oil & Natural Gas	15,571	42,725
Polski Koncern Naftowy ORLEN	2,781	68,450
Polskie Gornictwo Naftowe i Gazownictwo	9,982	16,499
PTT Exploration & Production NVDR	24,900	91,821
PTT NVDR	2,500	44,030

LVIP BlackRock Scientific Allocation Fund–10

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
SK Innovation	216	$42,932
S-Oil	183	20,722
Surgutneftegas OJSC	7,572	3,793
Tatneft PJSC	1,504	16,176
Tupras Turkiye Petrol Rafinerileri	1,403	39,188
United Tractors	5,200	12,132

		719,174

Pharmaceuticals–0.01%
Dr Reddy’s Laboratories	131	4,208
Hypera	591	6,453

		10,661

Real Estate Management & Development–0.09%
Greentown China Holdings	4,000	5,470
Guangzhou R&F Properties	23,600	59,688
Sino-Ocean Group Holdings	4,000	2,929

		68,087

Semiconductors & Semiconductor Equipment–0.27%
Elite Advanced Laser	6,000	23,193
SK Hynix	1,719	131,696
Taiwan Semiconductor Manufacturing	7,000	59,291

		214,180

Technology Hardware, Storage & Peripherals–0.08%
Inventec	43,000	34,385
Samsung Electronics	11	25,701

		60,086

Textiles, Apparel & Luxury Goods–0.04%
ANTA Sports Products	2,000	10,210
Feng TAY Enterprise	2,000	9,167
Formosa Taffeta	11,000	12,197

		31,574

Thrift & Mortgage Finance–0.11%
Housing Development Finance	2,924	82,364

		82,364

Tobacco–0.01%
British American Tobacco Malaysia	800	5,445

		5,445

Transportation Infrastructure–0.03%
Zhejiang Expressway	22,000	22,563

		22,563

Wireless Telecommunication Services–0.21%
America Movil	32,363	30,707
China Mobile	11,000	100,819
Mobile TeleSystems PJSC ADR	548	6,242
PLDT	560	15,937

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
Total Access Communication NVDR	7,000	$10,083

		163,788

Total Emerging Markets (Cost $3,695,080)		4,078,139

Total Common Stock (Cost $32,349,334)		37,640,975

PREFERRED STOCK–0.28%
Banco Bradesco 3.22%	1,500	17,956
Bayerische Motoren Werke 4.57%	97	9,102
Braskem 2.69%	805	11,706
Cia Brasileira de Distribuicao 0.99%	1,632	33,189
Cia Energetica de Sao Paulo 3.10%	7,426	35,494
Itau Unibanco Holding 5.80%	6,265	97,995
Metalurgica Gerdau 0.27%	5,900	12,796
Surgutneftegas OJSC 2.10%	6,712	3,471

Total Preferred Stock (Cost $198,437)		221,709

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.13%
Fannie Mae Connecticut Avenue Securities
•Series 2014-C01 M2 6.272% (LIBOR01M + 4.40%) 1/25/24	100,000	114,157
•Series 2014-C02 2M2 4.472% (LIBOR01M + 2.60%) 5/25/24	141,911	150,133
•Series 2014-C03 2M2 4.772% (LIBOR01M + 2.90%) 7/25/24	104,769	111,631
•Series 2014-C04 1M2 6.772% (LIBOR01M + 4.90%) 11/25/24	52,809	60,459
•Series 2017-C02 2M1 3.022% (LIBOR01M + 1.15%) 9/25/29	184,985	186,253
•Series 2017-C04 2M1 2.722% (LIBOR01M + 0.85%) 11/25/29	186,011	186,754
•Series 2017-C05 1M1 2.422% (LIBOR01M + 0.55%) 1/25/30	147,486	147,415
•Series 2017-C06 1M1 2.622% (LIBOR01M + 0.75%) 2/25/30	89,353	89,498
•Series 2017-C06 2M1 2.622% (LIBOR01M + 0.75%) 2/25/30	66,281	66,363

LVIP BlackRock Scientific Allocation Fund–11

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae Connecticut Avenue Securities (continued)
•Series 2017-C07 2M1 2.522% (LIBOR01M + 0.65%) 5/25/30	213,890	$213,965
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 4.722% (LIBOR01M + 2.85%) 4/25/28	171,097	177,349
•Series 2017-DNA1 M1 3.072% (LIBOR01M + 1.20%) 7/25/29	233,587	235,612
•Series 2017-DNA3 M1 2.622% (LIBOR01M + 0.75%) 3/25/30	242,291	242,990
•Series 2017-HQA2 M1 2.672% (LIBOR01M + 0.80%) 12/25/29	236,281	236,915
•Series 2017-HQA3 M1 2.422% (LIBOR01M + 0.55%) 4/25/30	239,716	239,716

Total Agency Collateralized Mortgage Obligations (Cost $2,460,022)		2,459,210

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.90%
•Fannie Mae-Aces Series 2017-M4 A2 2.597% 12/25/26	125,000	119,305
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K056 A2 2.525% 5/25/26	140,000	133,703
◆Series K057 A2 2.57% 7/25/26	260,000	248,781
◆Series K062 A2 3.413% 12/25/26	200,000	202,965

Total Agency Commercial Mortgage-Backed Securities (Cost $720,458)		704,754

AGENCY MORTGAGE-BACKED SECURITIES–14.89%
Fannie Mae S.F. 15 yr TBA 4.00% 4/1/33	175,000	179,933
Fannie Mae S.F. 30 yr
3.50% 1/1/48	97,634	98,408
3.50% 2/1/48	996,617	1,000,278
4.00% 1/1/48	1,009,920	1,037,782
4.50% 8/1/41	35,045	37,223
5.00% 2/1/35	4,801	5,184
5.00% 10/1/35	4,044	4,365
5.00% 11/1/35	4,795	5,177
5.00% 3/1/48	116,916	125,466
5.50% 8/1/37	4,383	4,814

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 12/1/36	1,111	$1,249
6.00% 2/1/37	3,316	3,719
6.00% 8/1/37	3,622	4,049
6.00% 9/1/37	1,184	1,330
6.00% 5/1/38	11,842	13,282
6.00% 9/1/38	3,255	3,656
6.00% 11/1/38	2,540	2,860
6.00% 9/1/39	10,388	11,677
6.00% 3/1/40	4,600	5,160
6.00% 7/1/40	15,681	17,608
6.00% 5/1/41	5,618	6,301
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/48	75,000	73,148
3.50% 4/1/48	905,000	906,891
4.00% 4/1/48	1,240,000	1,272,482
4.50% 4/1/48	2,050,000	2,146,534
5.00% 4/1/48	1,133,000	1,210,186
5.50% 4/1/48	100,000	108,672
Freddie Mac S.F. 30 yr
3.50% 9/1/47	42,776	42,956
3.50% 2/1/48	92,151	92,427
4.00% 1/1/48	75,391	77,473
4.50% 5/1/40	102,710	108,696
5.50% 3/1/34	1,296	1,427
5.50% 12/1/34	1,235	1,361
5.50% 4/1/38	5,086	5,578
5.50% 7/1/38	5,053	5,534
6.00% 3/1/36	3,778	4,239
6.00% 9/1/37	3,099	3,472
6.00% 1/1/38	1,403	1,567
6.00% 6/1/38	3,911	4,385
Freddie Mac S.F. 30 yr TBA
3.50% 4/1/48	340,000	340,793
4.00% 4/1/48	300,000	307,957
4.50% 4/1/48	325,000	340,272
GNMA II S.F. 30 yr
3.50% 6/20/46	179,185	181,118
3.50% 12/20/46	47,347	47,851
3.50% 2/20/47	36,026	36,409
4.00% 3/20/48	39,702	40,890
5.00% 5/20/47	306,128	322,435
GNMA II S.F. 30 yr TBA
3.00% 4/1/48	625,000	614,880
3.50% 4/1/48	488,000	492,737
4.00% 4/1/48	135,000	138,763
4.50% 4/1/48	175,000	181,928

Total Agency Mortgage-Backed Securities (Cost $11,663,154)		11,682,582

AGENCY OBLIGATIONS–0.09%
Federal Farm Credit Banks 3.125% 2/6/30	30,000	29,744

LVIP BlackRock Scientific Allocation Fund–12

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association 6.625% 11/15/30	30,000	$41,133

Total Agency Obligations (Cost $69,997)		70,877

CORPORATE BONDS–24.78%
Aerospace & Defense–0.58%
General Dynamics 2.625% 11/15/27	100,000	93,600
Lockheed Martin
2.50% 11/23/20	200,000	198,297
3.55% 1/15/26	100,000	99,333
Northrop Grumman 2.93% 1/15/25	70,000	67,220

		458,450

Agriculture–0.99%
Altria Group
3.875% 9/16/46	25,000	23,416
4.00% 1/31/24	100,000	102,270
BAT Capital
2.297% 8/14/20	95,000	93,196
2.764% 8/15/22	85,000	82,299
Philip Morris International
3.375% 8/11/25	120,000	117,978
4.50% 3/26/20	200,000	205,949
Reynolds American 4.00% 6/12/22	150,000	152,743

		777,851

Auto Manufacturers–1.33%
Ford Motor Credit
2.375% 3/12/19	200,000	198,951
2.459% 3/27/20	400,000	394,487
General Motors 6.75% 4/1/46	75,000	87,359
General Motors Financial
2.35% 10/4/19	50,000	49,559
3.20% 7/13/20	200,000	199,573
5.25% 3/1/26	105,000	111,076

		1,041,005

Auto Parts & Equipment–0.26%
Lear
3.80% 9/15/27	100,000	96,154
5.25% 1/15/25	100,000	105,708

		201,862

Banks–6.79%
Bank of America
2.25% 4/21/20	250,000	246,435
µ2.881% 4/24/23	100,000	97,974
µ3.124% 1/20/23	165,000	163,437
4.183% 11/25/27	120,000	119,195

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon
2.15% 2/24/20	10,000	$9,870
2.20% 8/16/23	40,000	37,633
2.50% 4/15/21	85,000	83,380
Capital One Financial
2.40% 10/30/20	90,000	88,273
3.20% 1/30/23	100,000	97,702
Citigroup
2.55% 4/8/19	100,000	99,925
2.65% 10/26/20	400,000	395,465
µ3.668% 7/24/28	50,000	48,803
Credit Suisse Group Funding Guernsey 2.75% 3/26/20	400,000	396,334
Deutsche Bank
3.15% 1/22/21	100,000	98,575
3.30% 11/16/22	100,000	97,309
3.95% 2/27/23	100,000	99,826
Fifth Third Bancorp 2.875% 7/27/20	20,000	19,972
Goldman Sachs Group
2.60% 12/27/20	150,000	147,853
2.875% 2/25/21	200,000	198,091
3.85% 1/26/27	175,000	172,990
µ4.017% 10/31/38	50,000	48,361
6.75% 10/1/37	50,000	62,746
HSBC Holdings
3.40% 3/8/21	200,000	201,011
3.60% 5/25/23	200,000	200,025
µ4.041% 3/13/28	200,000	200,087
Huntington Bancshares 2.30% 1/14/22	35,000	33,559
JPMorgan Chase & Co.
2.55% 10/29/20	200,000	197,592
2.55% 3/1/21	50,000	49,218
µ3.22% 3/1/25	200,000	195,114
µ3.782% 2/1/28	85,000	84,584
4.25% 10/1/27	55,000	55,781
µ4.26% 2/22/48	95,000	95,812
Mitsubishi UFJ Financial Group 3.455% 3/2/23	100,000	99,881
Morgan Stanley
2.80% 6/16/20	350,000	347,829
3.95% 4/23/27	65,000	63,408
4.30% 1/27/45	50,000	50,675
4.375% 1/22/47	60,000	61,551
Santander Holdings USA 3.40% 1/18/23	25,000	24,447
Santander UK Group Holdings 2.875% 10/16/20	100,000	99,167
US Bancorp
2.625% 1/24/22	25,000	24,649
3.60% 9/11/24	75,000	75,247

LVIP BlackRock Scientific Allocation Fund–13

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. 2.60% 7/22/20	300,000	$297,235
µWestpac Banking 4.322% 11/23/31	40,000	39,805

		5,326,826

Beverages–0.24%
Anheuser-Busch Inbev Worldwide
3.50% 1/12/24	25,000	25,195
4.375% 4/15/38	35,000	35,780
Constellation Brands 3.70% 12/6/26	100,000	98,043
PepsiCo 4.45% 4/14/46	25,000	26,955

		185,973

Biotechnology–0.31%
Celgene
2.25% 8/15/21	100,000	96,794
3.25% 8/15/22	150,000	147,897

		244,691

Building Materials–0.11%
Lennox International 3.00% 11/15/23	35,000	34,146
Masco 3.50% 4/1/21	55,000	55,301

		89,447

Chemicals–0.43%
Dow Chemical 8.55% 5/15/19	155,000	164,564
Monsanto 4.70% 7/15/64	25,000	24,356
Westlake Chemical 3.60% 8/15/26	150,000	145,113

		334,033

Computers–0.81%
Apple 3.45% 2/9/45	50,000	46,257
Dell International 6.02% 6/15/26	30,000	32,359
DXC Technology
4.25% 4/15/24	50,000	51,416
4.75% 4/15/27	50,000	51,964
Hewlett Packard Enterprise
3.60% 10/15/20	400,000	403,936
4.90% 10/15/25	50,000	51,992

		637,924

Diversified Financial Services–0.78%
AerCap Ireland Capital 3.30% 1/23/23	150,000	146,032
American Express 2.50% 8/1/22	50,000	48,278
Brookfield Finance 3.90% 1/25/28	50,000	48,624
Cboe Global Markets 3.65% 1/12/27	25,000	24,408

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Group
6.45% 6/8/27	30,000	$33,950
6.50% 1/20/43	10,000	11,126
Mastercard
3.50% 2/26/28	30,000	30,297
3.80% 11/21/46	25,000	25,054
National Rural Utilities Cooperative Finance
2.70% 2/15/23	35,000	34,144
2.85% 1/27/25	40,000	38,584
ORIX 2.90% 7/18/22	30,000	29,353
TD Ameritrade Holding 3.30% 4/1/27	50,000	48,832
Visa 4.30% 12/14/45	90,000	96,775

		615,457

Electric–1.81%
Ameren Illinois 9.75% 11/15/18	170,000	177,075
Berkshire Hathaway Energy 3.75% 11/15/23	145,000	148,046
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	44,466
CMS Energy 6.25% 2/1/20	30,000	31,639
Dominion Energy 3.90% 10/1/25	75,000	75,123
DTE Energy
2.85% 10/1/26	50,000	46,134
3.30% 6/15/22	40,000	40,027
Duke Energy 2.65% 9/1/26	135,000	123,436
Emera US Finance 3.55% 6/15/26	50,000	47,834
Entergy
2.95% 9/1/26	10,000	9,326
4.00% 7/15/22	35,000	35,758
Entergy Louisiana 4.05% 9/1/23	90,000	92,197
Exelon
3.497% 6/1/22	35,000	34,697
3.95% 6/15/25	35,000	35,156
Great Plains Energy 4.85% 6/1/21	20,000	20,720
Indiana Michigan Power 4.55% 3/15/46	15,000	15,985
ITC Holdings 3.25% 6/30/26	15,000	14,427
Kansas City Power & Light 3.65% 8/15/25	65,000	65,295
NextEra Energy Capital Holdings 2.40% 9/15/19	55,000	54,604
Northern States Power 3.60% 9/15/47	25,000	23,913
NV Energy 6.25% 11/15/20	45,000	48,596
Pacific Gas & Electric 3.30% 12/1/27	100,000	94,826
Public Service Co. of New Hampshire 3.50% 11/1/23	30,000	30,332

LVIP BlackRock Scientific Allocation Fund–14

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Southern
2.75% 6/15/20	60,000	$59,523
3.25% 7/1/26	55,000	52,356

		1,421,491

Electronics–0.18%
Allegion US Holding 3.20% 10/1/24	100,000	97,241
Arrow Electronics 3.25% 9/8/24	45,000	42,957

		140,198

Food–0.06%
McCormick & Co. 2.70% 8/15/22	45,000	43,812

		43,812

Gas–0.12%
Southern Co. Gas Capital 3.25% 6/15/26	100,000	96,073

		96,073

Health Care Products–1.32%
Abbott Laboratories
3.75% 11/30/26	50,000	49,824
4.90% 11/30/46	55,000	60,544
Baxter International 2.60% 8/15/26	100,000	91,224
Becton Dickinson & Co.
2.404% 6/5/20	40,000	39,246
2.894% 6/6/22	35,000	33,992
3.363% 6/6/24	222,000	213,969
Stryker 3.65% 3/7/28	100,000	100,618
Thermo Fisher Scientific 3.00% 4/15/23	100,000	97,559
Zimmer Biomet Holdings
2.70% 4/1/20	200,000	197,924
3.375% 11/30/21	35,000	34,845
3.70% 3/19/23	30,000	30,092
4.625% 11/30/19	80,000	82,111

		1,031,948

Health Care Services–0.49%
Anthem
3.35% 12/1/24	95,000	92,368
4.101% 3/1/28	70,000	70,091
Humana 2.90% 12/15/22	55,000	53,830
UnitedHealth Group
3.10% 3/15/26	150,000	145,455
4.25% 4/15/47	25,000	25,604

		387,348

Insurance–0.22%
Aflac
3.25% 3/17/25	50,000	49,151
4.00% 10/15/46	25,000	24,437

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway
2.75% 3/15/23	25,000	$24,626
4.50% 2/11/43	25,000	27,211
Markel 3.50% 11/1/27	50,000	47,805

		173,230

Internet–0.60%
Alibaba Group Holding 2.50% 11/28/19	200,000	198,668
Amazon.com 2.80% 8/22/24	35,000	34,010
Booking Holdings 3.60% 6/1/26	140,000	137,778
eBay 2.75% 1/30/23	100,000	96,664

		467,120

Iron & Steel–0.22%
Vale Overseas 6.25% 8/10/26	150,000	168,375

		168,375

Leisure Time–0.04%
Royal Caribbean Cruises 2.65% 11/28/20	35,000	34,499

		34,499

Lodging–0.03%
Wyndham Worldwide 4.15% 4/1/24	25,000	24,968

		24,968

Machinery Diversified–0.06%
Roper Technologies
2.80% 12/15/21	25,000	24,614
3.80% 12/15/26	25,000	24,943

		49,557

Manufacturing–0.19%
Crane 4.45% 12/15/23	55,000	56,246
Illinois Tool Works 2.65% 11/15/26	100,000	93,807

		150,053

Media–0.95%
21st Century Fox America 6.40% 12/15/35	25,000	31,675
CBS 4.30% 2/15/21	200,000	206,620
Charter Communications Operating
3.579% 7/23/20	100,000	100,335
3.75% 2/15/28	100,000	92,079
4.908% 7/23/25	75,000	76,757
5.375% 5/1/47	30,000	29,122
Comcast 3.00% 2/1/24	60,000	58,498
Time Warner 3.80% 2/15/27	50,000	48,431
Time Warner Cable 4.00% 9/1/21	100,000	100,473

		743,990

LVIP BlackRock Scientific Allocation Fund–15

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas–0.51%
Andeavor 3.80% 4/1/28	35,000	$33,456
BP Capital Markets
3.216% 11/28/23	75,000	74,404
3.224% 4/14/24	20,000	19,753
Canadian Natural Resources 2.95% 1/15/23	30,000	29,162
Concho Resources 3.75% 10/1/27	100,000	97,972
Petroleos Mexicanos 6.75% 9/21/47	50,000	50,719
Valero Energy 3.40% 9/15/26	100,000	96,122

		401,588

Paper & Forest Products–0.08%
Georgia-Pacific 8.00% 1/15/24	50,000	62,005

		62,005

Pharmaceuticals–1.02%
Allergan Funding 2.45% 6/15/19	300,000	297,801
CVS Health
3.35% 3/9/21	80,000	80,491
4.10% 3/25/25	95,000	95,811
Johnson & Johnson
3.40% 1/15/38	35,000	33,726
3.70% 3/1/46	50,000	49,902
Novartis Capital 4.40% 5/6/44	50,000	54,853
Pfizer 3.00% 12/15/26	50,000	48,478
Shire Acquisitions Investments Ireland 2.40% 9/23/21	50,000	48,316
Zoetis 3.00% 9/12/27	100,000	93,890

		803,268

Pipelines–1.40%
Buckeye Partners 2.65% 11/15/18	200,000	199,531
Enable Midstream Partners 5.00% 5/15/44	25,000	23,509
Energy Transfer Partners
5.00% 10/1/22	15,000	15,609
9.70% 3/15/19	48,000	50,922
Kinder Morgan Energy Partners 3.95% 9/1/22	40,000	40,333
MPLX 4.875% 12/1/24	20,000	21,000
ONEOK 4.00% 7/13/27	75,000	74,030
ONEOK Partners 3.20% 9/15/18	300,000	301,147
Sabine Pass Liquefaction
5.625% 2/1/21	100,000	105,203
5.625% 4/15/23	100,000	106,910
5.75% 5/15/24	100,000	107,772
Williams Partners 3.90% 1/15/25	50,000	49,591

		1,095,557

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts–1.03%
American Tower
2.25% 1/15/22	100,000	$95,712
3.45% 9/15/21	125,000	125,342
3.50% 1/31/23	100,000	99,535
4.00% 6/1/25	105,000	104,516
4.40% 2/15/26	25,000	25,304
CC Holdings GS V 3.849% 4/15/23	50,000	50,272
Crown Castle International
3.20% 9/1/24	35,000	33,606
3.40% 2/15/21	100,000	100,445
5.25% 1/15/23	55,000	58,508
Hospitality Properties Trust 4.50% 3/15/25	40,000	40,472
Host Hotels & Resorts 3.75% 10/15/23	30,000	29,691
Omega Healthcare Investors 4.50% 4/1/27	50,000	48,212

		811,615

Retail–0.14%
Home Depot 4.25% 4/1/46	35,000	36,694
McDonald’s 3.50% 3/1/27	76,000	75,031

		111,725

Semiconductors–0.61%
Broadcom
3.00% 1/15/22	40,000	39,285
3.625% 1/15/24	170,000	167,450
KLA-Tencor 4.65% 11/1/24	25,000	26,146
Maxim Integrated Products 3.45% 6/15/27	100,000	96,861
NVIDIA
2.20% 9/16/21	100,000	97,588
3.20% 9/16/26	50,000	48,282

		475,612

Software–0.46%
Autodesk 3.50% 6/15/27	70,000	66,952
Fidelity National Information Services 3.00% 8/15/26	33,000	30,785
Microsoft
2.875% 2/6/24	15,000	14,752
4.10% 2/6/37	25,000	26,561
VMware
2.30% 8/21/20	40,000	38,929
2.95% 8/21/22	85,000	81,543
3.90% 8/21/27	103,000	97,692

		357,214

Telecommunications–0.51%
AT&T
2.85% 2/14/23	70,000	70,403

LVIP BlackRock Scientific Allocation Fund–16

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T (continued)
3.40% 8/14/24	100,000	$100,869
4.75% 5/15/46	20,000	19,499
5.25% 3/1/37	60,000	63,662
Verizon Communications
3.376% 2/15/25	65,000	63,986
4.862% 8/21/46	50,000	50,653
5.25% 3/16/37	30,000	32,448

		401,520

Transportation–0.10%
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	27,819
FedEx 3.20% 2/1/25	50,000	48,892

		76,711

Total Corporate Bonds (Cost $19,767,593)		19,442,996

MUNICIPAL BONDS–0.28%
Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	45,000	67,504
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	53,428
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	25,000	35,874
(Build America Bonds) Series F 7.414% 1/1/40	15,000	22,148
Oregon State Taxable Pension 5.892% 6/1/27	35,000	41,379

Total Municipal Bonds (Cost $218,823)		220,333

NON-AGENCY ASSET-BACKED SECURITIES–6.54%
AmeriCredit Automobile Receivables Trust Series 2017-3 C 2.69% 6/19/23	220,000	216,979
AVANT Loans Funding Trust
Series 2016-B B 7.80% 9/15/20	50,000	50,282
Series 2016-C B 4.92% 11/16/20	89,685	90,147
Series 2017-B A 2.29% 6/15/20	124,926	124,700
CLUB Credit Trust
Series 2017-P2 A 2.61% 1/15/24	215,123	214,459
=Series 2018-NP1 A 2.99% 5/15/24	120,000	119,996
Conn Funding II Series 2017-B A 2.73% 7/15/20	109,625	109,445

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 A 2.55% 1/16/24	194,785	$194,401
Drive Auto Receivables Trust
Series 2016-CA C 3.02% 11/15/21	200,000	200,313
Series 2017-1 B 2.36% 3/15/21	200,000	199,448
Series 2017-1 C 2.84% 4/15/22	230,000	229,808
Series 2017-2 C 2.75% 9/15/23	180,000	178,990
Series 2017-3 B 2.30% 5/17/21	160,000	159,289
Series 2017-3 D 3.53% 12/15/23	150,000	150,009
Series 2017-BA D 3.72% 10/17/22	150,000	151,172
Series 2018-1 C 3.22% 3/15/23	250,000	249,737
Series 2018-1 D 3.81% 5/15/24	150,000	150,260
Marlette Funding Trust
Series 2017-1A A 2.827% 3/15/24	81,200	81,217
Series 2017-2A A 2.39% 7/15/24	105,912	105,662
Series 2017-3A A 2.36% 12/15/24	211,319	210,523
=Prosper Marketplace Issuance Trust Series 2018-1A A 3.11% 6/17/24	130,000	129,997
Santander Drive Auto Receivables Trust
Series 2015-2 D 3.02% 4/15/21	150,000	150,455
Series 2017-2 B 2.21% 10/15/21	230,000	228,679
Series 2017-2 C 2.79% 8/15/22	210,000	209,150
SoFi Consumer Loan Program
Series 2017-1 A 3.28% 1/26/26	134,417	134,641
Series 2017-4 A 2.50% 5/26/26	134,924	133,338
Series 2017-6 A1 2.20% 11/25/26	152,652	151,895
Series 2017-6 A2 2.82% 11/25/26	100,000	98,877
Series 2018-1 A1 2.55% 2/25/27	206,045	205,406
Series 2018-1 A2 3.14% 2/25/27	170,000	169,072
Tesla Auto Lease Trust Series 2018-A B 2.75% 2/20/20	120,000	119,768
•Trafigura Securitisation Finance Series 2017-1A A1 2.627% (LIBOR01M + 0.85%) 12/15/20	210,000	211,048

Total Non-Agency Asset-Backed Securities (Cost $5,148,549)		5,129,163

LVIP BlackRock Scientific Allocation Fund–17

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 0.44%
Csail Commercial Mortgage Trust Series 2015-C2 A4 3.504% 6/15/57	100,000	$99,845
DB-JPM Mortgage Trust Series 2016-C3 A5 2.89% 9/10/49	40,000	38,147
JPM-BB Commercial Mortgage Securities Trust Series 2014-C22 A4 3.801% 9/15/47	100,000	102,406
Wells Fargo Commercial Mortgage Trust Series 2014-LC16 A5 3.817% 8/15/50	100,000	102,217

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $350,899)		342,615

ΔSOVEREIGN BONDS–0.32%
Mexico–0.26%
Mexico Government International Bond 4.15% 3/28/27	200,000	202,450

		202,450

Uruguay–0.06%
Uruguay Government International Bond 4.375% 10/27/27	50,000	51,621

		51,621

Total Sovereign Bonds (Cost $260,181)		254,071

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–8.44%
U.S. Treasury Bonds
2.875% 11/15/46	1,000,000	$980,918
3.125% 2/15/42	1,780,000	1,839,623
U.S. Treasury Notes
1.50% 4/15/20	500,000	492,070
1.875% 1/31/22	2,000,000	1,954,961
2.125% 3/31/24	1,400,000	1,359,969

Total U.S. Treasury Obligations (Cost $6,713,862)		6,627,541

	Number of Shares
MONEY MARKET FUND–1.77%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	1,393,401	1,393,401

Total Money Market Fund (Cost $1,393,401)		1,393,401

TOTAL INVESTMENTS–109.83% (Cost $81,314,710)	86,190,227
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(9.83%)	(7,716,214)

NET ASSETS APPLICABLE TO 5,180,162 SHARES OUTSTANDING–100.00%	$78,474,013

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.

«	Includes $52,801 cash collateral held at broker for futures contracts and $12,906 variation margin due from broker on futures contracts as of March 31, 2018.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

LVIP BlackRock Scientific Allocation Fund–18

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	CAD	(50,138)	USD	38,879	4/3/18	$—	$(41)
BAML	GBP	(29,707)	USD	41,706	4/3/18	19	—
BAML	JPY	(10,088,017)	USD	94,970	4/3/18	133	—
CITI	MXN	231,917	USD	(12,599)	4/2/18	150	—
DB	AUD	(94,400)	USD	72,600	4/3/18	98	—
SSB	DKK	326,536	USD	(54,316)	4/3/18	—	(402)
UBS	NOK	236,815	USD	(30,481)	4/3/18	—	(266)

Total Foreign Currency Exchange Contracts						$400	$(709)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contracts:
1	E-mini MSCI Emerging Markets Index	$59,390	$61,553	6/18/18	$—	$(2,163)
3	E-mini S&P 500 Index	396,450	415,862	6/18/18	—	(19,412)
3	Euro STOXX 50 Index	121,113	123,309	6/18/18	—	(2,196)
1	FTSE 100 Index	98,119	99,530	6/18/18	—	(1,411)
1	Yen Denominated Nikkei 225 Index	100,911	99,130	6/8/18	1,781	—

					1,781	(25,182)

Interest Rate Contracts:
(8)	U.S. Treasury 2 yr Notes	(1,700,875)	(1,699,259)	7/2/18	—	(1,616)
3	U.S. Treasury 5 yr Notes	343,383	342,209	7/2/18	1,174	—
(4)	U.S. Treasury 10 yr Notes	(484,563)	(480,354)	6/20/18	—	(4,209)
(7)	U.S. Treasury 10 yr Ultra Notes	(909,016)	(894,882)	6/21/18	—	(14,134)
7	U.S. Treasury Long Bonds	1,026,375	1,003,743	6/21/18	22,632	—
2	U.S. Treasury Ultra Bonds	320,938	317,039	6/21/18	3,899	—

					27,705	(19,959)

Total Futures Contracts					$29,486	$(45,141)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP BlackRock Scientific Allocation Fund–19

LVIP BlackRock Scientific Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

CAD–Canadian Dollar

CITI–Citigroup Global Markets

DKK–Danish Krone

DB–Deutsche Bank

FTSE–Financial Times Stock Exchange

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

ICE–Intercontinental Exchange

IT–Information Technology

JPM–JPMorgan

JPY–Japanese Yen

LIBOR–London InterBank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

MSCI–Morgan Stanley Capital International

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

OJSC–Open Joint Stock Company

PJSC–Public Joint Stock Company

SDR–Special Drawing Rights

S.F.–Single Family

SSB–State Street Bank

S&P–Standard & Poor’s

TBA–To be announced

USD–United States Dollar

yr–Year

See accompanying notes.

LVIP BlackRock Scientific Allocation Fund–20

LVIP BlackRock Scientific Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Scientific Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

LVIP BlackRock Scientific Allocation Fund–21

LVIP BlackRock Scientific Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$432,273	$—	$—	$432,273
Auto Components	221,848	—	—	221,848
Banks	634,199	—	—	634,199
Beverages	116,767	—	—	116,767
Biotechnology	576,479	—	—	576,479
Building Products	235,469	—	—	235,469
Capital Markets	916,962	—	—	916,962
Chemicals	352,449	—	—	352,449
Commercial Services & Supplies	174,067	—	—	174,067
Communications Equipment	136,578	—	—	136,578
Construction & Engineering	8,339	—	—	8,339
Consumer Finance	11,100	—	—	11,100
Containers & Packaging	11,419	—	—	11,419
Diversified Financial Services	33,987	—	—	33,987
Electric Utilities	132,950	—	—	132,950
Electrical Equipment	96,213	—	—	96,213
Electronic Equipment, Instruments & Components	212,998	—	—	212,998
Equity Real Estate Investment Trusts	284,879	—	—	284,879
Food & Staples Retailing	163,006	—	—	163,006
Food Products	885,971	—	—	885,971
Health Care Equipment & Supplies	587,313	—	—	587,313
Health Care Providers & Services	584,905	—	—	584,905
Hotels, Restaurants & Leisure	906,115	—	—	906,115
Household Durables	25,496	—	—	25,496
Industrial Conglomerates	247,038	—	—	247,038
Insurance	544,598	—	—	544,598
Internet & Direct Marketing Retail	389,334	—	—	389,334
Internet Software & Services	1,127,217	—	—	1,127,217
IT Services	1,183,465	—	—	1,183,465
Leisure Products	46,315	—	—	46,315
Life Sciences Tools & Services	418,015	—	—	418,015
Machinery	869,856	—	—	869,856
Media	459,406	—	—	459,406
Metals & Mining	40,823	—	—	40,823
Mortgage Real Estate Investment Trusts	28,623	—	—	28,623
Multiline Retail	244,472	—	—	244,472
Multi-Utilities	220,632	—	—	220,632
Oil, Gas & Consumable Fuels	506,576	—	—	506,576
Personal Products	197,181	—	—	197,181
Pharmaceuticals	689,883	—	—	689,883
Professional Services	186,030	—	—	186,030
Real Estate Management & Development	2,880	—	—	2,880
Road & Rail	365,693	—	—	365,693
Semiconductors & Semiconductor Equipment	1,073,411	—	—	1,073,411
Software	1,336,542	—	—	1,336,542
Specialty Retail	366,329	—	—	366,329
Technology Hardware, Storage & Peripherals	860,097	—	—	860,097
Textiles, Apparel & Luxury Goods	142,968	—	—	142,968
Trading Companies & Distributors	11,401	—	—	11,401
Wireless Telecommunication Services	9,110	—	—	9,110

LVIP BlackRock Scientific Allocation Fund–22

LVIP BlackRock Scientific Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock (continued)
Developed Markets
Aerospace & Defense	$—	$102,872	$—	$102,872
Air Freight & Logistics	10,663	156,583	—	167,246
Airlines	—	333,029	—	333,029
Auto Components	54,464	121,982	—	176,446
Automobiles	—	329,011	—	329,011
Banks	818,400	1,392,937	—	2,211,337
Beverages	20,413	257,566	—	277,979
Biotechnology	—	114,414	—	114,414
Building Products	—	80,845	—	80,845
Capital Markets	—	160,896	—	160,896
Chemicals	—	989,815	—	989,815
Commercial Services & Supplies	—	103,424	—	103,424
Construction & Engineering	—	342,443	—	342,443
Construction Materials	—	19,443	—	19,443
Consumer Finance	—	73,404	—	73,404
Containers & Packaging	—	13,348	—	13,348
Distributors	—	9,831	—	9,831
Diversified Telecommunication Services	—	508,366	—	508,366
Electric Utilities	—	77,156	—	77,156
Electronic Equipment, Instruments & Components	5,732	133,510	—	139,242
Energy Equipment & Services	—	22,549	—	22,549
Equity Real Estate Investment Trusts	—	9,635	—	9,635
Food & Staples Retailing	—	365,630	—	365,630
Food Products	—	99,761	—	99,761
Gas Utilities	—	80,161	—	80,161
Health Care Equipment & Supplies	—	60,954	—	60,954
Health Care Providers & Services	—	34,703	—	34,703
Hotels, Restaurants & Leisure	—	276,048	—	276,048
Household Durables	—	138,084	—	138,084
Household Products	—	23,816	—	23,816
Industrial Conglomerates	—	91,033	—	91,033
Insurance	144,073	755,080	—	899,153
Internet & Direct Marketing Retail	—	13,794	—	13,794
Internet Software & Services	19,564	16,757	—	36,321
IT Services	—	337,960	—	337,960
Leisure Products	—	11,233	—	11,233
Life Sciences Tools & Services	18,075	—	—	18,075
Machinery	—	476,370	—	476,370
Media	—	109,068	—	109,068
Metals & Mining	11,662	434,848	—	446,510
Multiline Retail	14,949	—	—	14,949
Multi-Utilities	—	39,792	—	39,792
Oil, Gas & Consumable Fuels	51,186	866,040	—	917,226
Paper & Forest Products	—	342,218	—	342,218
Pharmaceuticals	—	780,839	—	780,839
Professional Services	—	157,210	—	157,210
Real Estate Management & Development	—	372,917	—	372,917
Road & Rail	40,737	53,524	—	94,261
Semiconductors & Semiconductor Equipment	—	368,056	—	368,056
Software	—	91,386	—	91,386

LVIP BlackRock Scientific Allocation Fund–23

LVIP BlackRock Scientific Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock (continued)
Developed Markets (continued)
Specialty Retail	$—	$42,744	$—	$42,744
Technology Hardware, Storage & Peripherals	—	168,878	—	168,878
Textiles, Apparel & Luxury Goods	—	121,122	—	121,122
Thrift & Mortgage Finance	—	6,679	—	6,679
Tobacco	—	341,473	—	341,473
Trading Companies & Distributors	—	135,903	—	135,903
Transportation Infrastructure	—	41,022	—	41,022
Water Utilities	—	9,506	—	9,506
Wireless Telecommunication Services	—	425,573	—	425,573
Emerging Markets
Auto Components	—	8,569	—	8,569
Automobiles	—	38,815	—	38,815
Banks	20,849	337,491	—	358,340
Beverages	35,932	—	—	35,932
Biotechnology	—	26,624	—	26,624
Capital Markets	—	14,119	—	14,119
Chemicals	—	57,755	—	57,755
Construction & Engineering	—	142,695	—	142,695
Construction Materials	11,097	38,521	—	49,618
Consumer Finance	—	5,560	—	5,560
Diversified Financial Services	—	50,246	—	50,246
Diversified Telecommunication Services	—	105,303	—	105,303
Electric Utilities	7,863	66,785	—	74,648
Electrical Equipment	—	18,738	—	18,738
Electronic Equipment, Instruments & Components	—	307,791	—	307,791
Food & Staples Retailing	—	5,121	—	5,121
Food Products	44,762	163,930	—	208,692
Health Care Providers & Services	44,093	—	—	44,093
Household Durables	—	10,111	—	10,111
Household Products	—	18,728	—	18,728
Independent Power & Renewable Electricity Producers	—	41,501	—	41,501
Industrial Conglomerates	—	77,686	—	77,686
Internet Software & Services	294,003	304,220	—	598,223
IT Services	18,341	63,326	—	81,667
Machinery	—	23,750	—	23,750
Marine	—	50,845	—	50,845
Media	5,026	11,257	—	16,283
Metals & Mining	—	228,764	—	228,764
Oil, Gas & Consumable Fuels	13,307	705,867	—	719,174
Pharmaceuticals	6,453	4,208	—	10,661
Real Estate Management & Development	—	68,087	—	68,087
Semiconductors & Semiconductor Equipment	—	214,180	—	214,180
Technology Hardware, Storage & Peripherals	—	60,086	—	60,086
Textiles, Apparel & Luxury Goods	—	31,574	—	31,574
Thrift & Mortgage Finance	—	82,364	—	82,364
Tobacco	—	5,445	—	5,445
Transportation Infrastructure	—	22,563	—	22,563
Wireless Telecommunication Services	36,949	126,839	—	163,788
Preferred Stock	209,136	12,573	—	221,709
Agency Collateralized Mortgage Obligations	—	2,459,210	—	2,459,210

LVIP BlackRock Scientific Allocation Fund–24

LVIP BlackRock Scientific Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Agency Commercial Mortgage-Backed Securities	$—	$704,754	$—	$704,754
Agency Mortgage-Backed Securities	—	11,682,582	—	11,682,582
Agency Obligation	—	70,877	—	70,877
Corporate Bonds	—	19,442,996	—	19,442,996
Municipal Bonds	—	220,333	—	220,333
Non-Agency Asset-Backed Securities	—	4,879,170	249,993	5,129,163
Non-Agency Commercial Mortgage-Backed Securities	—	342,615	—	342,615
Sovereign Bonds	—	254,071	—	254,071
U.S. Treasury Obligations	—	6,627,541	—	6,627,541
Money Market Fund	1,393,401	—	—	1,393,401

Total Investments	$22,660,807	$63,279,427	$249,993	$86,190,227

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$400	$—	$400

Futures Contracts	$29,486	$—	$—	$29,486

Liabilities:
Foreign Currency Exchange Contracts	$—	$(709)	$—	$(709)

Futures Contracts	$(45,141)	$—	$—	$(45,141)

As a result of utilizing international fair value pricing at March 31, 2018, a portion of the Fund’s common stock investments was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of Investments” is considered to be Level 3 investments in this table.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP BlackRock Scientific Allocation Fund–25

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.96%
Equity Funds–69.96%
iShares Core S&P 500 ETF	306,138	$81,239,841
iShares Core S&P Mid-Cap ETF	104,366	19,575,931
iShares Edge MSCI Min Vol USA ETF	1,349,728	70,091,375
iShares Russell 2000 ETF	165,050	25,059,541

		195,966,688

Fixed Income Funds–27.02%
iShares Core U.S. Aggregate Bond ETF	347,774	37,298,761
iShares MBS ETF	126,093	13,194,371
iShares U.S. Credit Bond ETF	116,340	12,677,570
iShares U.S. Treasury Bond ETF	506,146	12,496,745

		75,667,447

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–2.98%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	8,357,974	$8,357,974

		8,357,974

Total Investment Companies (Cost $259,489,099)		279,992,109

TOTAL VALUE OF SECURITIES–99.96% (Cost $259,489,099)	279,992,109
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	109,742

NET ASSETS APPLICABLE TO 24,188,763 SHARES OUTSTANDING–100.00%	$280,101,851

«	Includes $102,860 cash collateral held at broker for futures contracts and $4,289 variation margin due from broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contracts:
(2)	E-mini Russell 2000 Index	$ (153,120)	$ (152,959)	6/18/18	$ —	$ (161)
(5)	E-mini S&P 500 Index	(660,750)	(657,621)	6/18/18	—	(3,129)
(1)	E-mini S&P MidCap 400 Index	(188,310)	(187,409)	6/15/18	—	(901)

					—	(4,191)

Interest Rate Contracts:
106	U.S. Treasury 5 yr Notes	12,132,859	12,078,881	7/2/18	53,978	—

Total Futures Contracts					$53,978	$(4,191)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

yr–Year

See accompanying notes.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Companies	$279,992,109

Derivatives:

Assets:
Futures Contracts	$53,978

Liabilities:
Futures Contracts	$(4,191)

There were no Level 3 investments at beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2

LVIP Blended Core Equity Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.67%
INVESTMENT COMPANIES–94.67%
Equity Funds–94.67%
*ClearBridge® – Variable Appreciation Portfolio	3,901,446	$160,544,482
T. Rowe Price Capital Opportunity Fund (Investor Class)	4,087,310	106,270,060

Total Affiliated Investments (Cost $225,176,892)		266,814,542

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.33%
INVESTMENT COMPANY–4.33%
Money Market Fund–4.33%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	12,188,359	$12,188,359

Total Unaffiliated Investment (Cost $12,188,359)		12,188,359

TOTAL VALUE OF SECURITIES–99.00% (Cost $237,365,251)	279,002,901
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.00%	2,828,609

NET ASSETS APPLICABLE TO 22,550,798 SHARES OUTSTANDING–100.00%	$281,831,510

*	Series I shares.

«	Includes $4,232,700 cash collateral held at broker and $1,310,560 variation margin due to broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
(669) E-mini S&P 500 Index	$(88,408,350)	$(88,931,491)	6/18/18	$523,141
(47) E-mini S&P MidCap 400 Index	(8,850,570)	(8,853,070)	6/15/18	2,500

Total Futures Contracts				$525,641

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

See accompanying notes

LVIP Blended Core Equity Managed Volatility Fund–1

LVIP Blended Core Equity Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Core Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies, which, in turn, invest at least 80% of their assets in equity securities. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$266,814,542
Unaffiliated Investment Company	12,188,359

Total Investments	$279,002,901

Derivatives:

Assets:
Futures Contracts	$525,641

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Blended Core Equity Managed Volatility Fund–2

LVIP Blended Core Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.67%*
Equity Funds–94.67%*
ClearBridge - Variable Appreciation Portfolio	$163,469,930	$3,513,615	$3,239,405	$(4,582)	$(3,195,076)	$160,544,482	3,901,446	$—	$—
T. Rowe Price Capital Opportunity Fund	109,108,506	2,231,803	4,927,965	90,570	(232,854)	106,270,060	4,087,310	—	—

Total	$272,578,436	$5,745,418	$8,167,370	$85,988	$(3,427,930)	$266,814,542	7,988,756	$—	$—

* As a percentage of Net Assets.

LVIP Blended Core Equity Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–93.08%
Aerospace & Defense–4.10%
Boeing	53,386	$17,504,202
General Dynamics	19,300	4,263,370
Harris	21,911	3,533,806
Lockheed Martin	15,928	5,382,549
Northrop Grumman	14,575	5,088,424
Raytheon	7,088	1,529,732

		37,302,083

Air Freight & Logistics–0.60%
Expeditors International of Washington	56,306	3,564,170
FedEx	7,780	1,868,056

		5,432,226

Airlines–0.31%
Copa Holdings Class A	10,778	1,386,374
Southwest Airlines	25,452	1,457,891

		2,844,265

Auto Components–0.33%
Gentex	78,157	1,799,174
Lear	6,253	1,163,621

		2,962,795

Automobiles–0.37%
General Motors Class C	93,488	3,397,354

		3,397,354

Banks–2.90%
Bank of America	511,608	15,343,124
Citizens Financial Group	129,966	5,455,973
Comerica	1,887	181,020
KeyCorp	107,987	2,111,146
SunTrust Banks	28,922	1,967,853
†SVB Financial Group	5,353	1,284,774

		26,343,890

Beverages–1.34%
Anheuser-Busch InBev ADR	7,994	878,860
Constellation Brands Class A	9,413	2,145,411
Molson Coors Brewing Class B	13,935	1,049,724
†Monster Beverage	35,347	2,022,202
PepsiCo	56,087	6,121,896

		12,218,093

Biotechnology–3.79%
AbbVie	84,369	7,985,526
†Alexion Pharmaceuticals	13,795	1,537,591
†Alnylam Pharmaceuticals	4,791	570,608
Amgen	2,225	379,318
†Biogen	20,679	5,662,324
†Celgene	86,533	7,719,609
†Exelixis	35,102	777,509
†Incyte	7,663	638,558

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Regeneron Pharmaceuticals	8,239	$2,837,182
†Vertex Pharmaceuticals	39,049	6,364,206

		34,472,431

Building Products–0.33%
Masco	74,651	3,018,886

		3,018,886

Capital Markets–2.06%
BGC Partners Class A	73,514	988,763
Intercontinental Exchange	3,049	221,113
Morgan Stanley	73,792	3,981,816
Northern Trust	26,504	2,733,358
S&P Global	19,600	3,744,776
State Street	30,852	3,076,870
TD Ameritrade Holding	67,853	4,018,933

		18,765,629

Chemicals–1.35%
Celanese Class A	19,357	1,939,765
DowDuPont	61,597	3,924,345
Huntsman	78,467	2,295,160
Monsanto	5,137	599,437
PPG Industries	12,724	1,419,998
Praxair	7,587	1,094,804
WR Grace & Co.	16,179	990,640

		12,264,149

Commercial Services & Supplies–0.31%
KAR Auction Services	52,436	2,842,031

		2,842,031

Communications Equipment–0.99%
†Arista Networks	6,945	1,773,059
†F5 Networks	22,035	3,186,481
Motorola Solutions	12,012	1,264,864
†Palo Alto Networks	15,105	2,741,860

		8,966,264

Construction Materials–0.05%
Martin Marietta Materials	1,098	227,615
Vulcan Materials	2,333	266,359

		493,974

Consumer Finance–0.59%
Ally Financial	41,768	1,134,001
American Express	20,014	1,866,906
Capital One Financial	24,657	2,362,634

		5,363,541

Containers & Packaging–1.27%
Ball	30,199	1,199,202
†Berry Global Group	52,032	2,851,874
†Crown Holdings	19,540	991,655

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
Graphic Packaging Holding	221,484	$3,399,779
International Paper	37,760	2,017,517
†Owens-Illinois	51,177	1,108,494

		11,568,521

Distributors–0.06%
Pool	3,641	532,387

		532,387

Diversified Consumer Services–0.17%
†Bright Horizons Family Solutions	9,775	974,763
H&R Block	21,454	545,146

		1,519,909

Diversified Financial Services–0.22%
Leucadia National	88,203	2,004,854

		2,004,854

Diversified Telecommunication Services–0.83%
Verizon Communications	158,519	7,580,379

		7,580,379

Electric Utilities–1.25%
Avangrid	19,136	978,232
Edison International	74,930	4,770,044
Exelon	50,049	1,952,411
NextEra Energy	22,273	3,637,849

		11,338,536

Electrical Equipment–0.75%
Acuity Brands	2,618	364,399
AMETEK	64,331	4,887,226
Eaton	19,160	1,531,076

		6,782,701

Electronic Equipment, Instruments & Components–0.77%
†Flex	196,619	3,210,788
Jabil	20,240	581,495
National Instruments	63,872	3,230,007

		7,022,290

Energy Equipment & Services–0.41%
Baker Hughes a GE Co.	71,811	1,994,191
Halliburton	37,917	1,779,824

		3,774,015

Equity Real Estate Investment Trusts–3.19%
Alexandria Real Estate Equities	14,701	1,836,008
American Tower	68,143	9,903,904
Equinix	11,670	4,879,694
Forest City Realty Trust Class A	15,496	313,949
Gaming and Leisure Properties	27,476	919,622
Host Hotels & Resorts	177,862	3,315,348
Invitation Homes	88,196	2,013,515
Piedmont Office Realty Trust Class A	8,975	157,870

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Public Storage	5,377	$1,077,497
†SBA Communications	19,406	3,316,874
Simon Property Group	8,400	1,296,540

		29,030,821

Food & Staples Retailing–0.88%
Costco Wholesale	10,337	1,947,801
†Sprouts Farmers Market	11,963	280,772
Sysco	31,071	1,863,017
†US Foods Holding	6,071	198,947
Walgreens Boots Alliance	56,004	3,666,582

		7,957,119

Food Products–0.89%
Campbell Soup	48,608	2,105,212
Conagra Brands	42,441	1,565,224
General Mills	56,316	2,537,599
Hershey	10,186	1,008,007
McCormick & Co.	8,061	857,610

		8,073,652

Health Care Equipment & Supplies–3.15%
Abbott Laboratories	51,713	3,098,643
Baxter International	22,259	1,447,725
†Boston Scientific	311,539	8,511,245
Danaher	25,204	2,467,724
†Edwards Lifesciences	6,568	916,367
†IDEXX Laboratories	1,368	261,822
Medtronic	110,553	8,868,562
†Varian Medical Systems	7,614	933,857
West Pharmaceutical Services	24,699	2,180,675

		28,686,620

Health Care Providers & Services–2.52%
Cardinal Health	26,285	1,647,544
Cigna	2,232	374,396
HCA Healthcare	17,042	1,653,074
Humana	10,908	2,932,398
McKesson	13,825	1,947,528
UnitedHealth Group	51,256	10,968,784
†WellCare Health Plans	17,699	3,427,057

		22,950,781

Health Care Technology–0.03%
†Cerner	4,608	267,264

		267,264

Hotels, Restaurants & Leisure–2.42%
Hilton Worldwide Holdings	25,567	2,013,657
Las Vegas Sands	28,796	2,070,432
Marriott International Class A	34,565	4,700,149
McDonald’s	14,296	2,235,608
MGM Resorts International	15,438	540,639
Vail Resorts	15,240	3,378,708

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide	26,017	$2,977,125
Yum Brands	48,546	4,132,721

		22,049,039

Household Durables–0.78%
Lennar	30,516	1,798,613
†Mohawk Industries	10,235	2,376,772
Whirlpool	19,202	2,940,018

		7,115,403

Household Products–0.04%
Colgate-Palmolive	5,391	386,427

		386,427

Independent Power & Renewable Electricity Producers–0.33%
NRG Energy	98,075	2,994,230

		2,994,230

Industrial Conglomerates–0.44%
General Electric	160,384	2,161,976
Roper Technologies	6,399	1,796,135

		3,958,111

Insurance–2.53%
Allstate	49,378	4,681,034
American International Group	67,488	3,672,697
†Arch Capital Group	6,993	598,531
†Athene Holding Class A	35,287	1,687,071
Hartford Financial Services Group	28,338	1,459,974
Marsh & McLennan	34,862	2,879,253
MetLife	41,889	1,922,286
Progressive	76,561	4,664,862
Prudential Financial	14,290	1,479,729

		23,045,437

Internet & Direct Marketing Retail–4.75%
†Amazon.com	21,423	31,006,365
†Booking Holdings	1,649	3,430,563
Expedia Group	21,637	2,388,941
†Liberty Expedia Holdings Class A	9,938	390,365
†Netflix	20,186	5,961,935

		43,178,169

Internet Software & Services–6.35%
†Alphabet Class A	21,504	22,302,659
†Alphabet Class C	10,482	10,815,223
†eBay	51,373	2,067,249
†Facebook Class A	140,958	22,523,679

		57,708,810

IT Services–4.47%
Accenture Class A	4,704	722,064
Alliance Data Systems	4,929	1,049,187
†Black Knight	37,854	1,782,923

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Cognizant Technology Solutions Class A	4,036	$324,898
Fidelity National Information Services	4,099	394,734
†FleetCor Technologies	12,414	2,513,835
Global Payments	32,712	3,648,042
International Business Machines	42,067	6,454,340
Mastercard Class A	6,359	1,113,842
†PayPal Holdings	64,053	4,859,701
Total System Services	10,607	914,960
Visa Class A	141,273	16,899,076

		40,677,602

Life Sciences Tools & Services–0.74%
†Mettler-Toledo International	5,108	2,937,253
Thermo Fisher Scientific	18,201	3,757,778

		6,695,031

Machinery–1.74%
Caterpillar	17,049	2,512,682
Deere & Co.	7,244	1,125,138
Fortive	19,879	1,541,020
Illinois Tool Works	8,119	1,271,923
Ingersoll-Rand	44,029	3,764,920
PACCAR	13,736	908,911
Pentair	23,274	1,585,658
Toro	49,093	3,065,858

		15,776,110

Media–2.50%
CBS Class B	2,811	144,457
†Charter Communications Class A	8,234	2,562,585
Comcast Class A	333,901	11,409,397
Interpublic Group	189,275	4,359,003
†Liberty Media-Liberty Formula One Class C	18,573	572,977
Twenty-First Century Fox Class A	51,588	1,892,764
Viacom Class B	42,989	1,335,238
Walt Disney	4,345	436,412

		22,712,833

Metals & Mining–0.37%
†ArcelorMittal (New York Shares)	14,017	445,881
†Freeport-McMoRan	77,212	1,356,615
Nucor	4,372	267,085
Southern Copper	5,399	292,518
Steel Dynamics	22,344	988,052

		3,350,151

Multiline Retail–0.46%
†Dollar Tree	22,151	2,102,130
Nordstrom	43,850	2,122,779

		4,224,909

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities–0.38%
Sempra Energy	31,052	$3,453,603

		3,453,603

Oil, Gas & Consumable Fuels–3.32%
Andeavor	11,673	1,173,837
BP ADR	37,369	1,514,939
Chevron	32,854	3,746,670
†CNX Resources	21,037	324,601
†Concho Resources	5,617	844,404
ConocoPhillips	25,670	1,521,974
Encana	26,379	290,169
EOG Resources	11,513	1,211,973
Exxon Mobil	12,915	963,588
Hess	7,389	374,031
Kinder Morgan	63,025	949,157
Marathon Petroleum	65,551	4,792,434
†Newfield Exploration	17,557	428,742
ONEOK	13,051	742,863
Phillips 66	32,714	3,137,927
Pioneer Natural Resources	4,040	693,991
Suncor Energy	38,932	1,344,711
TransCanada	65,232	2,694,734
Valero Energy	37,022	3,434,531

		30,185,276

Personal Products–1.85%
Coty Class A	334,639	6,123,894
Estee Lauder Class A	31,020	4,644,314
Unilever (New York Shares)	107,744	6,075,684

		16,843,892

Pharmaceuticals–3.46%
Allergan	32,115	5,404,633
AstraZeneca ADR	117,285	4,101,456
Bristol-Myers Squibb	164,534	10,406,775
Eli Lilly & Co.	7,610	588,786
Merck & Co.	68,794	3,747,209
†Mylan	57,057	2,349,037
Teva Pharmaceutical Industries ADR	39,283	671,346
Zoetis	49,761	4,155,541

		31,424,783

Professional Services–0.45%
†CoStar Group	7,539	2,734,244
Equifax	11,155	1,314,171

		4,048,415

Real Estate Management & Development–0.40%
†CBRE Group Class A	77,265	3,648,453

		3,648,453

Road & Rail–1.05%
CSX	42,281	2,355,474
JB Hunt Transport Services	9,376	1,098,398

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
Norfolk Southern	23,450	$3,184,041
Ryder System	8,126	591,492
Union Pacific	17,341	2,331,151

		9,560,556

Semiconductors & Semiconductor Equipment–4.36%
†Advanced Micro Devices	190,996	1,919,510
Applied Materials	115,591	6,428,015
Broadcom	15,151	3,570,333
KLA-Tencor	33,035	3,601,145
Marvell Technology Group	124,175	2,607,675
Maxim Integrated Products	47,196	2,842,143
Microchip Technology	28,971	2,646,791
†Micron Technology	174,429	9,094,728
NVIDIA	17,454	4,042,172
Teradyne	49,495	2,262,416
Texas Instruments	5,964	619,600

		39,634,528

Software–7.54%
Activision Blizzard	25,388	1,712,674
†Adobe Systems	32,224	6,962,962
†Autodesk	7,596	953,906
†Citrix Systems	42,336	3,928,781
†Fortinet	43,446	2,327,837
Microsoft	321,702	29,361,742
†Red Hat	18,259	2,729,903
†salesforce.com	63,816	7,421,801
†ServiceNow	26,306	4,352,328
†Splunk	37,504	3,690,019
SS&C Technologies Holdings	47,000	2,521,080
†Workday Class A	20,073	2,551,479

		68,514,512

Specialty Retail–1.07%
Best Buy	47,511	3,325,295
†Burlington Stores	2,465	328,215
Home Depot	14,310	2,550,614
TJX	42,732	3,485,222

		9,689,346

Technology Hardware, Storage & Peripherals–3.88%
Apple	160,123	26,865,437
NetApp	81,038	4,999,234
Western Digital	37,278	3,439,641

		35,304,312

Textiles, Apparel & Luxury Goods–0.44%
NIKE Class B	50,166	3,333,029
Tapestry	12,081	635,581

		3,968,610

Tobacco–1.15%
Altria Group	68,537	4,271,226

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco (continued)
British American Tobacco ADR	72,651	$4,191,236
Philip Morris International	20,051	1,993,069

		10,455,531

Total Common Stock (Cost $682,963,627)		846,381,539

EXCHANGE-TRADED FUND–1.07%
SPDR® S&P 500 ETF Trust	36,956	9,724,971

Total Exchange-Traded Fund (Cost $9,532,496)		9,724,971

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–4.85%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	44,075,262	$44,075,262

Total Money Market Fund (Cost $44,075,262)		44,075,262

TOTAL VALUE OF SECURITIES–99.00% (Cost $736,571,385)	900,181,772
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.00%	9,059,988

NET ASSETS APPLICABLE TO 24,346,066 SHARES OUTSTANDING–100.00%	$909,241,760

†	Non-income producing.

«	Includes $14,150,300 cash collateral held at broker for futures contracts and $4,215,990 variation margin due to broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contracts:
(205)	E-mini Russell 2000 Index	$(15,694,800)	$(15,709,394)	6/18/18	$14,594	$ —
7	E-mini S&P 500 Index	925,050	976,119	6/18/18	—	(51,069)
(2,309)	E-mini S&P 500 Index	(305,134,350)	(304,709,872)	6/18/18	—	(424,478)

Total Futures Contracts					$14,594	$(475,547)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

ETF–Exchange Traded Fund

IT–Information Technology

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes.

LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”) except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 1
Investments:

Assets:
Common Stock	$846,381,539
Exchange-Traded Fund	9,724,971
Money Market Fund	44,075,262

Total Investments	$900,181,772

Derivatives:

Assets:
Futures Contracts	$14,594

Liabilities:
Futures Contracts	$(475,547)

There were no Level 3 investments at the beginning or end of the period.

LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Blended Large Cap Growth Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–93.84%
Aerospace & Defense–2.06%
BWX Technologies	10,500	$667,065
Harris	42,959	6,928,428
Huntington Ingalls Industries	4,900	1,263,024
L3 Technologies	4,600	956,800
Textron	13,100	772,507
TransDigm Group	4,600	1,411,924

		11,999,748

Air Freight & Logistics–1.20%
CH Robinson Worldwide	7,600	712,196
Expeditors International of Washington	99,275	6,284,108

		6,996,304

Airlines–0.64%
Alaska Air Group	14,100	873,636
American Airlines Group	24,600	1,278,216
Copa Holdings Class A	3,900	501,657
†United Continental Holdings	15,700	1,090,679

		3,744,188

Auto Components–1.49%
Aptiv	23,500	1,996,795
BorgWarner	133,087	6,684,960

		8,681,755

Automobiles–0.11%
Ferrari	5,100	614,652

		614,652

Banks–3.03%
BankUnited	13,100	523,738
Citizens Financial Group	12,700	533,146
Fifth Third Bancorp	25,100	796,925
First Republic Bank	67,176	6,221,169
†Signature Bank	28,417	4,033,793
†SVB Financial Group	4,400	1,056,044
Webster Financial	18,585	1,029,609
†Western Alliance Bancorp	60,456	3,513,098

		17,707,522

Beverages–0.53%
Brown-Forman Class B	23,000	1,251,200
Dr Pepper Snapple Group	15,800	1,870,404

		3,121,604

Biotechnology–2.63%
†ACADIA Pharmaceuticals	24,100	541,527
†Agios Pharmaceuticals	3,800	310,764
†Alexion Pharmaceuticals	4,600	512,716
†Alkermes	18,300	1,060,668
†Alnylam Pharmaceuticals	9,200	1,095,720
†BioMarin Pharmaceutical	65,522	5,311,869
†Bluebird Bio	3,100	529,325

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Blueprint Medicines	2,300	$210,910
†Exelixis	28,100	622,415
†FibroGen	5,500	254,100
†Incyte	16,600	1,383,278
†Ironwood Pharmaceuticals	30,600	472,158
†Neurocrine Biosciences	12,595	1,044,503
†Sage Therapeutics	3,127	503,666
†Sarepta Therapeutics	4,900	363,041
†Seattle Genetics	13,300	696,122
†TESARO	5,169	295,357
†Ultragenyx Pharmaceutical	3,200	163,168

		15,371,307

Building Products–2.32%
Allegion	55,873	4,765,408
AO Smith	85,594	5,442,922
Fortune Brands Home & Security	20,078	1,182,393
†Trex	19,959	2,170,940

		13,561,663

Capital Markets–3.32%
Cboe Global Markets	14,800	1,688,680
CME Group	35,546	5,749,210
†E*TRADE Financial	13,800	764,658
FactSet Research Systems	2,700	538,434
Financial Engines	7,900	276,500
Invesco	7,200	230,472
Lazard Class A	19,200	1,009,152
MarketAxess Holdings	18,651	4,055,473
Moody’s	9,900	1,596,870
MSCI	6,300	941,661
Nasdaq	7,200	620,784
Northern Trust	4,000	412,520
State Street	2,300	229,379
TD Ameritrade Holding	21,800	1,291,214

		19,405,007

Chemicals–2.10%
Air Products & Chemicals	4,300	683,829
†Axalta Coating Systems	161,249	4,868,107
Celanese Class A	7,400	741,554
CF Industries Holdings	11,263	424,953
PolyOne	7,700	327,404
PPG Industries	7,000	781,200
RPM International	20,000	953,400
Scotts Miracle-Gro Class A	31,013	2,659,365
Valvoline	37,758	835,585

		12,275,397

Commercial Services & Supplies–1.24%
ADT	38,600	306,098
Cintas	6,700	1,142,886
†Copart	22,300	1,135,739

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
KAR Auction Services	24,400	$1,322,480
Ritchie Bros Auctioneers	11,400	358,758
Rollins	20,400	1,041,012
†Stericycle	7,600	444,828
Waste Connections	20,550	1,474,257

		7,226,058

Communications Equipment–1.00%
†Arista Networks	15,676	4,002,083
Motorola Solutions	5,500	579,150
†Palo Alto Networks	6,900	1,252,488

		5,833,721

Construction & Engineering–0.14%
Valmont Industries	5,500	804,650

		804,650

Construction Materials–0.50%
Eagle Materials	6,200	638,910
Vulcan Materials	20,000	2,283,400

		2,922,310

Consumer Finance–0.07%
Discover Financial Services	6,100	438,773

		438,773

Containers & Packaging–0.55%
Ball	54,400	2,160,224
Sealed Air	23,900	1,022,681

		3,182,905

Diversified Consumer Services–0.45%
†Bright Horizons Family Solutions	5,800	578,376
†Grand Canyon Education	4,700	493,124
Service Corp. International	32,300	1,219,002
†Sotheby’s	6,500	333,515

		2,624,017

Diversified Telecommunication Services–0.10%
†Zayo Group Holdings	17,400	594,384

		594,384

Electrical Equipment–0.81%
Acuity Brands	4,500	626,355
AMETEK	8,300	630,551
†Generac Holdings	9,500	436,145
Hubbell	7,900	962,062
Rockwell Automation	6,100	1,062,620
†Sensata Technologies Holding	20,000	1,036,600

		4,754,333

Electronic Equipment, Instruments & Components–2.04%
Amphenol Class A	23,400	2,015,442
Cognex	9,800	509,502
†Coherent	6,100	1,143,140

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Corning	36,200	$1,009,256
†IPG Photonics	3,100	723,478
†Keysight Technologies	26,119	1,368,374
†Trimble	142,953	5,129,154

		11,898,346

Energy Equipment & Services–0.04%
Oceaneering International	12,500	231,750

		231,750

Equity Real Estate Investment Trusts–1.04%
American Campus Communities	13,654	527,317
CubeSmart	17,700	499,140
Equinix	1,100	459,954
Federal Realty Investment Trust	2,700	313,497
Iron Mountain	17,100	561,906
MGM Growth Properties	23,100	613,074
†SBA Communications	13,100	2,239,052
SL Green Realty	4,600	445,418
VEREIT	58,609	407,919

		6,067,277

Food & Staples Retailing–0.86%
Casey’s General Stores	4,000	439,080
PriceSmart	2,800	233,940
†Sprouts Farmers Market	185,275	4,348,404

		5,021,424

Food Products–1.93%
Conagra Brands	15,600	575,328
†Hain Celestial Group	63,635	2,040,774
Hershey	42,065	4,162,752
Hormel Foods	19,700	676,104
McCormick & Co.	15,100	1,606,489
Pinnacle Foods	16,800	908,880
Tyson Foods Class A	18,100	1,324,739

		11,295,066

Gas Utilities–0.17%
Atmos Energy	11,700	985,608

		985,608

Health Care Equipment & Supplies–6.07%
†ABIOMED	14,630	4,257,184
†Align Technology	3,700	929,181
Cooper	20,079	4,594,276
DENTSPLY SIRONA	71,602	3,602,297
†Edwards Lifesciences	48,020	6,699,750
†Glaukos	31,228	962,759
†Hologic	41,400	1,546,704
†IDEXX Laboratories	7,500	1,435,425
†Intuitive Surgical	22,305	9,208,173
STERIS	5,200	485,472
Teleflex	5,000	1,274,900

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services	4,800	$423,792

		35,419,913

Health Care Providers & Services–1.88%
†Acadia Healthcare	17,583	688,902
AmerisourceBergen	7,200	620,712
†Centene	13,300	1,421,371
†DaVita	8,600	567,084
†Henry Schein	15,400	1,035,034
†Laboratory Corp. of America Holdings	26,482	4,283,464
†Molina Healthcare	11,100	901,098
Universal Health Services Class B	5,700	674,937
†WellCare Health Plans	4,000	774,520

		10,967,122

Health Care Technology–0.40%
†athenahealth	1,900	271,757
†Cerner	11,600	672,800
†Medidata Solutions	6,500	408,265
†Veeva Systems Class A	13,400	978,468

		2,331,290

Hotels, Restaurants & Leisure–4.70%
Aramark	16,500	652,740
†Chipotle Mexican Grill	20,172	6,517,775
Choice Hotels International	7,500	601,125
Domino’s Pizza	5,300	1,237,868
Dunkin’ Brands Group	118,024	7,044,853
Extended Stay America	26,600	525,882
Hilton Worldwide Holdings	14,066	1,107,838
MGM Resorts International	31,300	1,096,126
†Norwegian Cruise Line Holdings	82,955	4,394,126
Papa John’s International	6,500	372,450
Restaurant Brands International	12,100	688,732
Royal Caribbean Cruises	5,800	682,892
Wynn Resorts	4,400	802,384
Yum Brands	12,900	1,098,177
Yum China Holdings	14,200	589,300

		27,412,268

Household Durables–1.13%
†Mohawk Industries	17,968	4,172,529
Newell Brands	14,500	369,460
†NVR	350	980,000
Toll Brothers	16,900	730,925
Whirlpool	2,100	321,531

		6,574,445

Household Products–0.57%
Church & Dwight	30,400	1,530,944
Clorox	10,300	1,371,033
Energizer Holdings	6,700	399,186

		3,301,163

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–0.22%
Roper Technologies	4,500	$1,263,105

		1,263,105

Insurance–1.10%
Assurant	6,400	585,024
AXIS Capital Holdings	9,500	546,915
FNF Group	30,400	1,216,608
Progressive	41,900	2,552,967
Willis Towers Watson	10,100	1,537,119

		6,438,633

Internet & Direct Marketing Retail–0.32%
†Ctrip.com International ADR	15,300	713,286
†Duluth Holdings Class B	48,413	906,775
†Wayfair Class A	4,000	270,120

		1,890,181

Internet Software & Services–4.29%
†2U	2,800	235,284
†Dropbox Class A	2,708	84,625
†GrubHub	97,173	9,860,143
†InterActiveCorp	6,100	953,918
†Match Group	19,600	871,024
MercadoLibre	21,750	7,751,483
†Pandora Media	584,551	2,940,292
†Shopify Class A	2,900	361,311
†VeriSign	11,200	1,327,872
†Zillow Group	12,100	653,400

		25,039,352

IT Services–4.45%
†Black Knight	29,284	1,379,276
Booz Allen Hamilton Holding	44,000	1,703,680
†CoreLogic	21,700	981,491
†EPAM Systems	4,500	515,340
Fidelity National Information Services	26,800	2,580,840
†Fiserv	35,000	2,495,850
†FleetCor Technologies	7,400	1,498,500
†Gartner	15,200	1,787,824
Genpact	14,800	473,452
Global Payments	17,300	1,929,296
Leidos Holdings	16,000	1,046,400
Paychex	9,500	585,105
Sabre	35,100	752,895
†Square Class A	95,023	4,675,132
†WEX	5,900	924,058
†Worldpay Class A	32,300	2,656,352

		25,985,491

Leisure Products–1.31%
Polaris Industries	66,745	7,643,637

		7,643,637

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services–0.91%
Agilent Technologies	15,600	$1,043,640
Bruker	15,700	469,744
†Illumina	7,778	1,838,875
†IQVIA Holdings	7,200	706,392
†Mettler-Toledo International	2,143	1,232,289

		5,290,940

Machinery–3.90%
Donaldson	12,000	540,600
Flowserve	8,000	346,640
Fortive	17,900	1,387,608
Graco	19,200	877,824
IDEX	44,626	6,359,651
†Middleby	24,520	3,035,331
Nordson	6,000	818,040
PACCAR	10,000	661,700
Snap-on	5,600	826,224
Toro	10,800	674,460
†WABCO Holdings	19,100	2,556,917
Wabtec	49,063	3,993,728
Xylem	8,800	676,896

		22,755,619

Marine–0.04%
†Kirby	3,200	246,240

		246,240

Media–0.21%
†Altice USA Class A	8,419	155,583
Interpublic Group	18,700	430,661
Omnicom Group	9,200	668,564

		1,254,808

Metals & Mining–0.07%
Wheaton Precious Metals (New York Shares)	20,200	411,474

		411,474

Multiline Retail–0.71%
Dollar General	26,400	2,469,720
†Dollar Tree	17,500	1,660,750

		4,130,470

Multi-Utilities–0.10%
NiSource	23,400	559,494

		559,494

Oil, Gas & Consumable Fuels–0.77%
Andeavor	5,000	502,800
Cabot Oil & Gas	20,300	486,794
†Centennial Resource Development Class A	29,036	532,811
Cimarex Energy	2,100	196,350
†Concho Resources	4,000	601,320

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Diamondback Energy	4,300	$544,036
†Jagged Peak Energy	43,152	609,738
†RSP Permian	11,200	525,056
†=pVenture Global LNG Series B	12	36,240
†=pVenture Global LNG Series C	149	449,980

		4,485,125

Pharmaceuticals–2.76%
†Catalent	14,200	583,052
†Jazz Pharmaceuticals	24,201	3,654,109
†Nektar Therapeutics	7,100	754,446
Zoetis	133,075	11,113,093

		16,104,700

Professional Services–3.92%
†CoStar Group	30,086	10,911,590
Equifax	11,800	1,390,158
†IHS Markit	23,283	1,123,172
ManpowerGroup	4,600	529,460
Nielsen Holdings	34,900	1,109,471
Robert Half International	8,500	492,065
†TransUnion	100,429	5,702,359
†Verisk Analytics Class A	15,800	1,643,200

		22,901,475

Real Estate Management & Development–0.14%
Jones Lang LaSalle	4,800	838,272

		838,272

Road & Rail–1.25%
†Genesee & Wyoming	7,000	495,530
JB Hunt Transport Services	6,500	761,475
Kansas City Southern	39,660	4,356,651
Landstar System	3,400	372,810
Old Dominion Freight Line	5,300	778,941
Schneider National Class B	20,044	522,347

		7,287,754

Semiconductors & Semiconductor Equipment–3.91%
Entegris	26,000	904,800
†Integrated Device Technology	14,100	430,896
KLA-Tencor	14,700	1,602,447
Marvell Technology Group	69,574	1,461,054
Maxim Integrated Products	109,782	6,611,072
Microchip Technology	84,654	7,733,989
Monolithic Power Systems	3,700	428,349
Skyworks Solutions	20,700	2,075,382
Xilinx	21,500	1,553,160

		22,801,149

Software–8.60%
†ANSYS	3,000	470,070
†Atlassian	33,800	1,822,496
†Autodesk	31,286	3,928,896

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Cadence Design Systems	23,000	$845,710
CDK Global	20,200	1,279,468
†Electronic Arts	71,450	8,662,598
†Ellie Mae	5,800	533,252
†Fortinet	10,000	535,800
†Guidewire Software	82,270	6,649,884
†Proofpoint	7,100	806,915
†Red Hat	13,700	2,048,287
†ServiceNow	52,133	8,625,405
†Splunk	12,500	1,229,875
SS&C Technologies Holdings	28,800	1,544,832
Symantec	70,300	1,817,255
†Synopsys	14,300	1,190,332
†Tableau Software Class A	13,580	1,097,536
†Tyler Technologies	16,327	3,444,344
†Ultimate Software Group	5,500	1,340,350
†Workday Class A	11,800	1,499,898
†Zendesk	13,000	622,310
†Zynga Class A	62,700	229,482

		50,224,995

Specialty Retail–5.43%
†AutoZone	735	476,787
†Burlington Stores	12,300	1,637,745
†CarMax	17,200	1,065,368
†Five Below	6,900	506,046
L Brands	9,600	366,816
†Michaels	13,300	262,143
†O’Reilly Automotive	23,687	5,859,690
Ross Stores	35,900	2,799,482
Tiffany & Co.	70,273	6,862,861
Tractor Supply	113,530	7,154,661
†Ulta Beauty	6,300	1,286,901
Williams-Sonoma	64,864	3,422,225

		31,700,725

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–2.28%
Burberry Group	147,493	$3,515,716
Carter’s	4,100	426,810
†Lululemon Athletica	78,754	7,018,556
PVH	3,900	590,577
Tapestry	32,900	1,730,869

		13,282,528

Trading Companies & Distributors–1.88%
Fastenal	162,192	8,854,061
†HD Supply Holdings	38,900	1,475,866
Watsco	3,500	633,395

		10,963,322

Water Utilities–0.15%
American Water Works	10,574	868,444

		868,444

Total Common Stock (Cost $416,153,552)		547,733,903

MASTER LIMITED PARTNERSHIPS–0.41%
Oaktree Capital Group	60,570	2,398,572

Total Master Limited Partnerships (Cost $2,576,419)		2,398,572

MONEY MARKET FUND–4.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	28,525,058	28,525,058

Total Money Market Fund (Cost $28,525,058)		28,525,058

TOTAL INVESTMENTS–99.14% (Cost $447,255,029)	578,657,533
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.86%	5,010,496

NET ASSETS APPLICABLE TO 39,041,181 SHARES OUTSTANDING–100.00%	$583,668,029

†	Non-income producing.

«	Includes $6,326,800 cash collateral held at broker for futures contracts and $2,072,090 variation margin due to broker on futures contracts as of March 31, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2018, the aggregate value of restricted securities was $486,220, which represented 0.08% of the Fund’s net assets.

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

Investment	Date of Acquisition	Cost	Value
Venture Global LNG Series B	3/8/18	$36,240	$36,240
Venture Global LNG Series C	10/16/17	524,169	419,780
Venture Global LNG Series C	3/8/18	30,200	30,200

Total		$590,609	$486,220

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contracts:
(178) E-mini Russell 2000 Index	$(13,627,680)	$(13,654,750)	6/18/18	$27,070	$ —
(311) E-mini S&P 500 Index	(41,098,650)	(41,089,441)	6/18/18	—	(9,209)
(520) E-mini S&P MidCap 400 Index	(97,921,200)	(97,074,058)	6/15/18	—	(847,142)

Total Futures Contracts				$27,070	$(856,351)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

LNG–Liquefied Natural Gas

S&P–Standard & Poor’s

See accompanying notes.

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available, are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the board.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$11,999,748	$—	$—	$11,999,748
Air Freight & Logistics	6,996,304	—	—	6,996,304
Airlines	3,744,188	—	—	3,744,188
Auto Components	8,681,755	—	—	8,681,755
Automobiles	614,652	—	—	614,652
Banks	17,707,522	—	—	17,707,522
Beverages	3,121,604	—	—	3,121,604
Biotechnology	15,371,307	—	—	15,371,307
Building Products	13,561,663	—	—	13,561,663
Capital Markets	19,405,007	—	—	19,405,007
Chemicals	12,275,397	—	—	12,275,397
Commercial Services & Supplies	7,226,058	—	—	7,226,058
Communications Equipment	5,833,721	—	—	5,833,721
Construction & Engineering	804,650	—	—	804,650
Construction Materials	2,922,310	—	—	2,922,310
Consumer Finance	438,773	—	—	438,773
Containers & Packaging	3,182,905	—	—	3,182,905
Diversified Consumer Services	2,624,017	—	—	2,624,017
Diversified Telecommunication Services	594,384	—	—	594,384
Electrical Equipment	4,754,333	—	—	4,754,333
Electronic Equipment, Instruments & Components	11,898,346	—	—	11,898,346
Energy Equipment & Services	231,750	—	—	231,750
Equity Real Estate Investment Trusts	6,067,277	—	—	6,067,277
Food & Staples Retailing	5,021,424	—	—	5,021,424
Food Products	11,295,066	—	—	11,295,066
Gas Utilities	985,608	—	—	985,608
Health Care Equipment & Supplies	35,419,913	—	—	35,419,913
Health Care Providers & Services	10,967,122	—	—	10,967,122
Health Care Technology	2,331,290	—	—	2,331,290
Hotels, Restaurants & Leisure	27,412,268	—	—	27,412,268
Household Durables	6,574,445	—	—	6,574,445
Household Products	3,301,163	—	—	3,301,163
Industrial Conglomerates	1,263,105	—	—	1,263,105
Insurance	6,438,633	—	—	6,438,633
Internet & Direct Marketing Retail	1,890,181	—	—	1,890,181
Internet Software & Services	25,039,352	—	—	25,039,352
IT Services	25,985,491	—	—	25,985,491
Leisure Products	7,643,637	—	—	7,643,637
Life Sciences Tools & Services	5,290,940	—	—	5,290,940
Machinery	22,755,619	—	—	22,755,619
Marine	246,240	—	—	246,240
Media	1,254,808	—	—	1,254,808
Metals & Mining	411,474	—	—	411,474
Multiline Retail	4,130,470	—	—	4,130,470
Multi-Utilities	559,494	—	—	559,494
Oil, Gas & Consumable Fuels	3,998,905	—	486,220	4,485,125
Pharmaceuticals	16,104,700	—	—	16,104,700
Professional Services	22,901,475	—	—	22,901,475
Real Estate Management & Development	838,272	—	—	838,272
Road & Rail	7,287,754	—	—	7,287,754
Semiconductors & Semiconductor Equipment	22,801,149	—	—	22,801,149

LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock (continued)
Software	$50,224,995	$—	$—	$50,224,995
Specialty Retail	31,700,725	—	—	31,700,725
Textiles, Apparel & Luxury Goods	9,766,812	3,515,716	—	13,282,528
Trading Companies & Distributors	10,963,322	—	—	10,963,322
Water Utilities	868,444	—	—	868,444
Master Limited Partnerships	2,398,572	—	—	2,398,572
Money Market Fund	28,525,058	—	—	28,525,058

Total Investments	$574,655,597	$3,515,716	$486,220	$578,657,533

Derivatives:

Assets:
Futures Contracts	$27,070	$—	$—	$27,070

Liabilities:
Futures Contracts	$(856,351)	$—	$—	$(856,351)

As a result of utilizing international fair value pricing at March 31, 2018, a portion of the portfolio was categorized as Level 2 investments.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments.This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Clarion Global Real Estate Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.64%
Australia–5.25%
†=pBGP Holdings	4,536,115	$0
Dexus	575,811	4,146,266
Goodman Group	288,481	1,875,738
GPT Group	997,215	3,654,806
Mirvac Group	3,541,670	5,885,859
Scentre Group	2,779,197	8,201,135

		23,763,804

Canada–2.03%
Canadian Real Estate Investment Trust	66,800	2,603,352
Chartwell Retirement Residences	154,200	1,873,117
H&R Real Estate Investment Trust	121,600	1,984,902
SmartCentres Real Estate Investment Trust	121,000	2,733,970

		9,195,341

France–5.87%
Gecina	44,168	7,664,540
Klepierre	192,511	7,759,581
Unibail-Rodamco	48,693	11,122,631

		26,546,752

Germany–4.32%
ADO Properties	65,066	3,659,632
Aroundtown	471,788	3,654,767
Vonovia	246,877	12,242,585

		19,556,984

∎Hong Kong–9.56%
CK Asset Holdings	2,250,300	18,990,438
Fortune Real Estate Investment Trust	828,021	1,005,386
Hysan Development	401,000	2,128,043
Link REIT	1,551,700	13,300,744
Sun Hung Kai Properties	493,300	7,830,137

		43,254,748

Japan–11.81%
AEON REIT Investment	2,584	2,730,340
Daiwa Office Investment	263	1,525,923
Hulic REIT	901	1,375,470
Japan Hotel REIT Investment	4,055	2,882,911
Japan Retail Fund Investment	1,886	3,657,215
Kenedix Office Investment	439	2,678,003
Mitsubishi Estate	285,300	4,779,186
Mitsui Fudosan	609,400	14,711,681
Mori Hills REIT Investment	1,630	2,065,669
Nippon Building Fund	45	249,607
Nippon Prologis REIT	2,818	6,120,529
Nomura Real Estate Holdings	121,400	2,850,627
Orix JREIT	3,255	5,068,648
Tokyo Tatemono	181,500	2,747,379

		53,443,188

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–2.19%
CapitaLand	888,000	$2,431,780
City Developments	450,100	4,484,895
Suntec Real Estate Investment Trust	2,049,900	2,972,081

		9,888,756

Spain–0.96%
Hispania Activos Inmobiliarios SOCIMI	75,141	1,600,463
Inmobiliaria Colonial SOCIMI	237,854	2,751,395

		4,351,858

Sweden–1.00%
Castellum	113,953	1,866,350
Fabege	53,315	1,157,470
Wihlborgs Fastigheter	64,401	1,494,560

		4,518,380

United Kingdom–6.17%
Derwent London	92,631	4,032,228
Hammerson	204,539	1,541,865
Land Securities Group	635,730	8,364,266
Safestore Holdings	193,272	1,332,760
Segro	951,101	8,026,754
Shaftesbury	140,763	1,937,405
UNITE Group	240,729	2,671,376

		27,906,654

United States–49.48%
Alexandria Real Estate Equities	96,728	12,080,360
AvalonBay Communities	50,229	8,260,661
Boston Properties	16,824	2,073,053
Brandywine Realty Trust	152,259	2,417,873
Brixmor Property Group	249,577	3,806,049
Columbia Property Trust	117,374	2,401,472
Crown Castle International	31,919	3,498,642
CubeSmart	187,719	5,293,676
CyrusOne	68,983	3,532,619
DCT Industrial Trust	72,350	4,076,199
Equinix	17,790	7,438,711
Equity Residential	59,013	3,636,381
Essex Property Trust	31,148	7,496,701
Extra Space Storage	117,756	10,287,164
Forest City Realty Trust Class A	236,527	4,792,037
Gaming and Leisure Properties	193,075	6,462,220
GGP	586,506	11,999,913
Healthcare Trust of America Class A	193,916	5,129,078
Hilton Worldwide Holdings	41,223	3,246,723
Host Hotels & Resorts	243,390	4,536,790
Hudson Pacific Properties	37,817	1,230,187
Invitation Homes	284,798	6,501,938
Iron Mountain	90,100	2,960,686
Kilroy Realty	59,243	4,203,883
Macerich	136,160	7,627,683
Marriott International Class A	30,175	4,103,197

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
MGM Growth Properties	83,744	$2,222,566
Paramount Group	189,183	2,693,966
Park Hotels & Resorts	106,538	2,878,657
Physicians Realty Trust	116,065	1,807,132
Prologis	259,881	16,369,904
Regency Centers	146,922	8,665,460
Retail Opportunity Investments	102,409	1,809,567
Simon Property Group	121,447	18,745,344
SL Green Realty	70,193	6,796,788
STORE Capital	164,276	4,077,330
Sun Communities	40,526	3,702,861
Taubman Centers	98,600	5,611,326
VICI Properties	257,816	4,723,189
Vornado Realty Trust	70,338	4,733,747

		223,931,733

Total Common Stock (Cost $391,638,726)		446,358,198

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	4,627,865	$4,627,865

Total Money Market Fund (Cost $4,627,865)		4,627,865

TOTAL VALUE OF SECURITIES–99.66% (Cost $396,266,591)	450,986,063
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	1,552,405

NET ASSETS APPLICABLE TO 49,574,508 SHARES OUTSTANDING–100.00%	$452,538,468

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2018, the aggregate value of restricted security was $0, which represented 0% of the Fund’s net assets.

Investment	Date of Acquisition	Cost	Value
BGP Holdings	8/6/09	$—	$—

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BBH	EUR	15,872	USD	(19,563)	4/3/18	$—	$(26)
BBH	HKD	521,419	USD	(66,442)	4/3/18	10	—
BBH	HKD	373,604	USD	(47,601)	4/4/18	14	—
BBH	JPY	(2,460,325)	USD	23,158	4/2/18	30	—
BBH	JPY	(550,116)	USD	5,175	4/3/18	3	—
BNYM	CAD	(9,346)	USD	7,231	4/2/18	—	(24)
BNYM	EUR	(222,519)	USD	273,883	4/4/18	—	(30)
BNYM	JPY	(2,429,443)	USD	22,739	4/2/18	—	(98)
BNYM	SEK	(211,382)	USD	25,287	4/4/18	—	(39)

Total Foreign Currency Exchange Contracts						$57	$(217)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

BBH–Brown Brothers Harriman & Co.

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

EUR–Euro

HKD–Hong Kong Dollar

JPY–Japanese Yen

REIT–Real Estate Investment Trust

SEK–Swedish Krona

USD–United States Dollar

See accompanying notes.

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Clarion Global Real Estate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Clarion Global Real Estate Fund–4

LVIP Clarion Global Real Estate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Australia	$—	$23,763,804	$—	$23,763,804
Canada	9,195,341	—	—	9,195,341
France	—	26,546,752	—	26,546,752
Germany	—	19,556,984	—	19,556,984
Hong Kong	—	43,254,748	—	43,254,748
Japan	—	53,443,188	—	53,443,188
Singapore	—	9,888,756	—	9,888,756
Spain	—	4,351,858	—	4,351,858
Sweden	—	4,518,380	—	4,518,380
United Kingdom	—	27,906,654	—	27,906,654
United States	223,931,733	—	—	223,931,733
Money Market Fund	4,627,865	—	—	4,627,865

Total Investments	$237,754,939	$213,231,124	$—	$450,986,063

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$57	$—	$57

Liabilities:
Foreign Currency Exchange Contracts	$—	$(217)	$—	$(217)

The security that has been valued at zero on the “Schedule of Investments” is considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at March 31, 2018, a portion of the portfolio was categorized as Level 2 investments.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Clarion Global Real Estate Fund–5

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–75.34%
INVESTMENT COMPANIES–75.34%
Equity Funds–75.34%
*ClearBridge® –
Variable Aggressive Growth Portfolio	1,882,709	$51,115,556
Variable Appreciation Portfolio	1,264,353	52,028,106

		103,143,662

Total Affiliated Investments (Cost $96,679,219)		103,143,662

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–23.41%
INVESTMENT COMPANIES–23.41%
Equity Funds–19.12%
**QS Batterymarch® – U.S. Large Cap Equity Fund	672,123	$12,965,245
**QS Batterymarch Insurance Series® – Global Dividend Fund	1,036,336	13,213,284

		26,178,529

Money Market Fund–4.29%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	5,877,476	5,877,476

Total Unaffiliated Investments (Cost $28,985,418)		32,056,005

TOTAL VALUE OF SECURITIES–98.75% (Cost $125,664,637)	135,199,667
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.25%	1,713,568

NET ASSETS APPLICABLE TO 13,107,803 SHARES OUTSTANDING–100.00%	$136,913,235

*	Series I Shares.

**	Institutional Class shares.

«	Includes $727,500 cash collateral held at broker and $584,685 variation margin due to broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(13)	British Pound	$ (1,142,213)	$ (1,152,910)	6/19/18	$ 10,697	$ —
(12)	Euro	(1,853,775)	(1,869,489)	6/19/18	15,714	—
(11)	Japanese Yen	(1,298,481)	(1,309,303)	6/19/18	10,822	—

					37,233	—

Equity Contracts:
(3)	E-mini MSCI Emerging Markets Index	(178,170)	(179,833)	6/18/18	1,663	—
(264)	E-mini S&P 500 Index	(34,887,600)	(35,178,186)	6/18/18	290,586	—
(26)	E-mini S&P MidCap 400 Index	(4,896,060)	(4,899,635)	6/15/18	3,575	—
(48)	Euro STOXX 50 Index	(1,937,811)	(1,913,601)	6/18/18	—	(24,210)
(12)	FTSE 100 Index	(1,177,426)	(1,163,794)	6/18/18	—	(13,632)
(7)	Nikkei 225 Index (OSE)	(1,395,329)	(1,360,611)	6/8/18	—	(34,718)

					295,824	(72,560)

Total Futures Contracts					$333,057	$(72,560)

LVIP ClearBridge Large Cap Managed Volatility Fund–1

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP ClearBridge Large Cap Managed Volatility Fund–2

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers, primarly ClearBridge Funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at http://www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$103,143,662
Unaffiliated Investment Companies	32,056,005

Total Investments	$135,199,667

Derivatives:

Assets:
Futures Contracts	$333,057

Liabilities:
Futures Contracts	$(72,560)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels based on fair value as of the beginning of the reporting period in which the transfer occurred.

LVIP ClearBridge Large Cap Managed Volatility Fund–3

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–75.34%*
Equity Funds–75.34%*
ClearBridge - Variable Aggressive Growth Portfolio	$50,939,595	$2,641,266	$2,433,552	$(208,757)	$177,004	$51,115,556	1,882,709	$—	$—
ClearBridge - Variable Appreciation Portfolio	50,298,837	3,283,455	479,510	(6,703)	(1,067,973)	52,028,106	1,264,353	—	—

Total	$101,238,432	$5,924,721	$2,913,062	$(215,460)	$(890,969)	$103,143,662	3,147,062	$—	$—

* As a percentage of Net Assets.

LVIP ClearBridge Large Cap Managed Volatility Fund–4

LVIP Delaware Bond Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–12.27%
Fannie Mae Connecticut Avenue Securities
•Series 2016-C04 1M1 3.322% (LIBOR01M + 1.45%) 1/25/29	3,007,488	$3,031,510
•Series 2017-C01 1M1 3.172% (LIBOR01M + 1.30%) 7/25/29	2,990,520	3,014,649
•Series 2017-C04 2M2 4.722% (LIBOR01M + 2.85%) 11/25/29	2,850,000	2,967,726
•Series 2018-C01 1M2 4.122% (LIBOR01M + 2.25%) 7/25/30	4,320,000	4,375,675
•Series 2018-C02 2M2 4.072% (LIBOR01M + 2.20%) 8/25/30	3,500,000	3,518,924
Fannie Mae Interest Strip
•*Series 413 167 4.50% 7/25/42	74,086	18,507
*Series 418 C12 3.00% 8/25/33	14,828,511	1,956,134
*Series 419 C3 3.00% 11/25/43	2,681,815	535,019
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	1,752	1,944
Series 2003-38 MP 5.50% 5/25/23	875,330	921,695
Series 2004-W11 1A2 6.50% 5/25/44	111,597	124,689
Series 2005-70 PA 5.50% 8/25/35	345,047	379,391
Series 2005-110 MB 5.50% 9/25/35	143,804	148,063
Series 2007-40 PT 5.50% 5/25/37	101,262	110,009
•*Series 2008-15 SB 4.729% (6.60% minus LIBOR01M, Cap 6.60%, Floor 0.00%) 8/25/36	751,400	131,050
Series 2009-11 MP 7.00% 3/25/49	34,649	39,182
Series 2010-41 PN 4.50% 4/25/40	321,000	336,542
Series 2010-43 HJ 5.50% 5/25/40	15,463	16,980
Series 2010-96 DC 4.00% 9/25/25	170,522	180,714
•*Series 2010-129 SM 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/40	3,993,545	555,138
*Series 2011-101 EI 3.50% 10/25/26	5,640,942	543,482

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2011-134 PA 4.00% 9/25/40	111,977	$113,852
*Series 2012-44 IK 3.50% 12/25/31	1,259,229	133,811
•*Series 2012-51 SA 4.629% (6.50% minus LIBOR01M, Cap 6.50%, Floor 0.00%) 5/25/42	3,542,877	777,827
Series 2012-83 LB 2.50% 8/25/42	1,224,543	1,126,879
*Series 2012-95 HI 3.00% 8/25/27	36,943,133	3,121,543
*Series 2012-98 DI 3.50% 9/25/27	8,455,423	866,512
*Series 2012-98 KI 3.50% 7/25/27	16,455,163	1,617,720
*Series 2012-99 AI 3.50% 5/25/39	3,148,096	345,310
*Series 2012-102 IB 3.50% 9/25/27	2,286,537	255,149
*Series 2012-105 AI 3.50% 10/25/39	3,909,771	397,086
*Series 2012-115 MI 3.50% 3/25/42	1,649,841	203,724
*Series 2012-118 AI 3.50% 11/25/37	6,994,445	785,667
*Series 2012-120 WI 3.00% 11/25/27	7,421,241	728,833
•*Series 2012-122 SD 4.229% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/25/42	8,547,109	1,564,077
*Series 2012-125 MI 3.50% 11/25/42	86,169	18,642
*Series 2012-128 IC 3.00% 11/25/32	12,776,701	1,691,928
*Series 2012-128 IY 3.00% 11/25/32	12,256,197	1,648,648
*Series 2012-132 AI 3.00% 12/25/27	9,197,105	855,966
*Series 2012-132 KI 3.00% 12/25/32	19,449,546	2,650,384
*Series 2012-137 AI 3.00% 12/25/27	31,534,226	2,912,501
*Series 2012-137 WI 3.50% 12/25/32	2,914,058	482,575
*Series 2012-138 DI 3.00% 12/25/27	5,890,294	517,166

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2012-139 NS 4.829% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 12/25/42	13,757,501	$3,136,633
*Series 2012-144 EI 3.00% 1/25/28	4,265,402	374,011
*Series 2012-144 PI 3.50% 6/25/42	2,451,001	331,987
Series 2012-145 MZ 3.50% 1/25/43	1,420,048	1,376,235
*Series 2012-146 IO 3.50% 1/25/43	11,239,438	2,244,932
*Series 2012-147 AI 3.00% 10/25/27	16,676,643	1,512,815
*Series 2012-147 EI 3.00% 1/25/28	24,336,328	2,145,050
*Series 2012-148 IK 3.00% 1/25/33	6,652,719	922,376
*Series 2012-149 IC 3.50% 1/25/28	8,385,264	897,600
Series 2012-150 KC 2.50% 1/25/43	36,801	35,429
*Series 2013-1 YI 3.00% 2/25/33	10,141,856	1,375,407
•*Series 2013-2 CS 4.279% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 2/25/43	8,259,079	1,501,730
Series 2013-2 LZ 3.00% 2/25/43	505,065	473,748
Series 2013-6 ZJ 3.00% 2/25/43	590,260	544,632
*Series 2013-7 EI 3.00% 10/25/40	4,923,515	667,706
*Series 2013-9 IO 3.00% 2/25/28	9,313,335	835,980
•*Series 2013-10 SJ 4.279% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 2/25/43	10,056,670	1,875,481
*Series 2013-18 EI 3.50% 3/25/33	31,210,063	4,721,436
*Series 2013-20 IH 3.00% 3/25/33	245,820	35,211
*Series 2013-23 IL 3.00% 3/25/33	681,308	96,420
*Series 2013-26 ID 3.00% 4/25/33	4,729,115	677,400
*Series 2013-28 EI 3.00% 4/25/28	9,635,068	797,589

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2013-28 YB 3.00% 4/25/43	142,000	$134,004
*Series 2013-31 MI 3.00% 4/25/33	1,432,841	206,485
Series 2013-31 NT 3.00% 4/25/43	75,595	74,690
Series 2013-34 GP 3.00% 5/25/42	19,511,680	19,536,923
*Series 2013-35 IB 3.00% 4/25/33	7,400,109	981,847
*Series 2013-38 AI 3.00% 4/25/33	4,317,607	572,179
*Series 2013-41 HI 3.00% 2/25/33	9,189,684	1,033,987
*Series 2013-43 IX 4.00% 5/25/43	17,358,658	4,205,335
*Series 2013-44 DI 3.00% 5/25/33	14,023,433	2,020,512
Series 2013-44 Z 3.00% 5/25/43	1,404,378	1,308,514
*Series 2013-45 PI 3.00% 5/25/33	939,254	134,407
*Series 2013-49 AI 3.00% 5/25/33	5,066,332	648,375
*Series 2013-55 AI 3.00% 6/25/33	10,783,612	1,566,224
Series 2013-59 PY 2.50% 6/25/43	820,000	754,746
*Series 2013-60 CI 3.00% 6/25/31	28,226,863	2,682,896
Series 2013-62 PY 2.50% 6/25/43	716,000	635,143
*Series 2013-67 AI 3.00% 7/25/28	10,488,026	951,584
*Series 2013-69 IJ 3.00% 7/25/33	2,244,564	317,743
*Series 2013-69 IO 3.00% 11/25/31	5,416,317	525,029
*Series 2013-87 IW 2.50% 6/25/28	1,014,997	77,430
•*Series 2013-92 SA 4.079% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 9/25/43	20,523,797	3,959,960
Series 2013-94 GQ 3.00% 9/25/43	1,619,672	1,565,945

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2013-101 HS 4.629% (6.50% minus LIBOR01M, Cap 6.50%, Floor 0.00%) 10/25/43	28,228,880	$6,289,208
•*Series 2013-103 SK 4.049% (5.92% minus LIBOR01M, Cap 5.92%, Floor 0.00%) 10/25/43	11,541,640	2,400,261
*Series 2014-21 ID 3.50% 6/25/33	50,405	7,152
*Series 2014-36 MI 3.50% 10/25/33	803,386	115,279
*Series 2014-64 IT 3.50% 6/25/41	1,881,117	207,877
Series 2014-67 GZ 2.00% 12/25/42	619,211	532,245
•*Series 2014-68 BS 4.279% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 11/25/44	5,639,176	1,077,679
Series 2014-72 KZ 3.00% 11/25/44	58,713	52,536
*Series 2014-76 IO 3.50% 11/25/39	13,418,260	1,175,939
*Series 2014-77 AI 3.00% 10/25/40	98,527	12,505
*Series 2014-85 IB 3.00% 12/25/44	134,319	25,598
•*Series 2014-90 SA 4.279% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/25/45	37,738,243	7,029,733
*Series 2015-10 KI 3.00% 7/25/40	1,621,794	205,031
*Series 2015-27 IA 4.00% 6/25/43	1,561,301	261,672
•*Series 2015-27 SA 4.579% (6.45% minus LIBOR01M, Cap 6.45%, Floor 0.00%) 5/25/45	2,359,106	477,413
Series 2015-34 PZ 3.50% 6/25/45	448,619	436,384
Series 2015-40 GZ 3.50% 5/25/45	3,108,016	3,080,522
*Series 2015-44 AI 3.50% 1/25/34	5,233,412	824,170
Series 2015-44 Z 3.00% 9/25/43	7,115,239	6,842,341
*Series 2015-45 AI 3.00% 1/25/33	1,832,483	209,476

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2015-56 MI 3.50% 10/25/41	3,195,958	$504,894
*Series 2015-57 LI 3.50% 8/25/35	10,942,699	1,755,119
*Series 2015-59 CI 3.50% 8/25/30	4,291,689	419,731
*Series 2015-71 PI 4.00% 3/25/43	78,357	13,050
*Series 2015-85 BI 4.50% 9/25/43	92,235	18,967
Series 2015-89 AZ 3.50% 12/25/45	1,030,717	1,005,666
Series 2015-90 AZ 3.00% 6/25/41	94,372	86,980
•*Series 2015-95 SH 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/46	8,408,990	1,663,796
*Series 2016-2 HI 3.00% 12/25/41	78,308	11,347
*Series 2016-6 AI 3.50% 4/25/34	7,060,010	899,262
*Series 2016-17 BI 4.00% 2/25/43	79,412	13,020
*Series 2016-23 AI 3.50% 2/25/41	2,969,001	445,827
*Series 2016-30 CI 3.00% 5/25/36	5,651,919	801,927
*Series 2016-33 DI 3.50% 6/25/36	14,095,822	2,119,902
•*Series 2016-36 SB 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 3/25/43	4,607,371	635,958
*Series 2016-40 IO 3.50% 7/25/36	1,853,367	304,600
Series 2016-40 ZC 3.00% 7/25/46	2,331,069	2,144,683
*Series 2016-50 IB 3.00% 2/25/46	850,609	132,322
*Series 2016-51 LI 3.00% 8/25/46	16,758,667	2,644,906
*Series 2016-54 PI 3.00% 2/25/44	86,813	9,719
•*Series 2016-55 SK 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/25/46	7,132,129	1,448,271
*Series 2016-60 LI 3.00% 9/25/46	7,722,375	1,187,486

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2016-61 ML 3.00% 9/25/46	1,524,933	$1,429,956
*Series 2016-62 IC 3.00% 3/25/43	22,844,018	2,667,946
•*Series 2016-62 SA 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/25/46	13,867,826	2,907,399
*Series 2016-64 CI 3.50% 7/25/43	6,887,610	933,646
*Series 2016-66 DI 3.00% 9/25/40	903,226	106,697
*Series 2016-71 PI 3.00% 10/25/46	4,269,739	651,188
Series 2016-72 AZ 3.00% 10/25/46	991,579	914,684
Series 2016-72 PZ 3.00% 10/25/46	488,468	432,768
•*Series 2016-74 GS 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 10/25/46	14,773,625	3,368,821
•*Series 2016-79 JS 4.179% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 11/25/46	17,497,050	3,699,779
Series 2016-79 NC 2.50% 9/25/45	617,253	537,568
*Series 2016-83 PI 3.50% 7/25/45	1,726,641	301,629
•*Series 2016-85 SA 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/46	14,920,771	3,141,121
*Series 2016-90 CI 3.00% 2/25/45	985,056	149,534
Series 2016-94 PZ 3.00% 12/25/46	2,379,071	2,199,481
*Series 2016-95 IO 3.00% 12/25/46	93,066	16,863
*Series 2016-99 DI 3.50% 1/25/46	4,240,190	752,295
*Series 2016-104 CI 3.50% 4/25/43	5,302,951	747,949
•*Series 2016-105 SA 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/47	9,420,393	1,858,309
*Series 2017-1 EI 3.50% 9/25/35	2,830,966	459,419

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2017-4 AI 3.50% 5/25/41	7,150,458	$859,888
*Series 2017-4 BI 3.50% 5/25/41	4,141,258	619,930
*Series 2017-6 NI 3.50% 3/25/46	863,149	155,411
Series 2017-8 BZ 3.00% 2/25/47	7,501,564	6,787,846
•*Series 2017-8 SG 4.129% (6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%) 2/25/47	12,398,232	2,489,860
Series 2017-10 LZ 3.00% 3/25/47	1,275,745	1,136,588
*Series 2017-11 EI 3.00% 3/25/42	12,202,854	1,886,979
*Series 2017-12 JI 3.50% 5/25/40	3,840,882	566,229
*Series 2017-14 AI 3.00% 9/25/42	1,183,825	179,674
Series 2017-15 NZ 3.50% 3/25/47	2,648,989	2,610,182
•*Series 2017-16 SM 4.179% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 3/25/47	14,313,383	2,856,344
Series 2017-16 UW 3.00% 7/25/45	819,494	789,769
*Series 2017-16 WI 3.00% 1/25/45	2,556,052	389,437
Series 2017-16 YT 3.00% 7/25/46	2,135,000	2,100,849
Series 2017-16 YW 3.00% 3/25/47	506,000	475,333
*Series 2017-17 LI 3.00% 4/25/37	8,291,129	793,382
Series 2017-19 MD 3.00% 1/25/47	57,000	55,268
Series 2017-21 ZD 3.50% 4/25/47	12,427,339	12,146,475
*Series 2017-24 AI 3.00% 8/25/46	4,661,476	764,506
Series 2017-25 BL 3.00% 4/25/47	1,051,000	997,329
•*Series 2017-25 GS 4.829% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 4/25/47	13,276,722	2,078,102
Series 2017-26 VZ 3.00% 4/25/47	5,739,417	5,225,656

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2017-27 EM 3.00% 4/25/47	517,112	$485,759
Series 2017-28 Z 3.50% 4/25/47	586,131	579,700
Series 2017-39 CY 3.50% 5/25/47	5,538,000	5,514,563
Series 2017-40 GZ 3.50% 5/25/47	2,269,147	2,244,955
Series 2017-45 JZ 3.00% 6/25/47	786,333	691,566
Series 2017-45 ZK 3.50% 6/25/47	789,026	754,945
*Series 2017-46 JI 3.50% 1/25/43	7,506,418	1,018,736
Series 2017-46 VG 3.50% 4/25/38	1,341,000	1,336,624
•*Series 2017-61 SB 4.279% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 8/25/47	18,665,870	3,848,141
Series 2017-61 TB 3.00% 8/25/44	1,744,000	1,646,076
Series 2017-67 BZ 3.00% 9/25/47	906,710	802,542
•*Series 2017-69 SG 4.279% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 9/25/47	11,498,378	2,347,656
Series 2017-77 HZ 3.50% 10/25/47	3,037,620	3,039,950
*Series 2017-88 EI 3.00% 11/25/47	7,595,350	1,451,196
*Series 2017-88 IE 3.00% 11/25/47	12,747,413	2,417,643
Series 2017-94 CZ 3.50% 11/25/47	1,901,134	1,871,956
Series 2017-96 EZ 3.50% 12/25/47	3,370,742	3,330,301
Series 2017-99 DZ 3.50% 12/25/47	5,475,626	5,248,157
*Series 2017-99 IE 3.00% 12/25/47	9,364,526	1,898,647
Series 2017-108 AZ 3.50% 1/25/58	2,643,432	2,527,434
Series 2018-8 MU 3.00% 2/25/48	5,490,000	5,176,152
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	138,993	157,561

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
•Series 3232 KF 2.227% (LIBOR01M + 0.45%) 10/15/36	103,615	$104,091
Series 3290 PE 5.50% 3/15/37	26,890	30,242
Series 3351 ZC 5.50% 7/15/37	1,436,516	1,570,909
Series 3656 PM 5.00% 4/15/40	4,514,181	4,859,910
Series 3662 ZB 5.50% 8/15/36	131,019	144,275
•Series 3800 AF 2.277% (LIBOR01M + 0.50%) 2/15/41	260,324	261,881
*Series 3939 EI 3.00% 3/15/26	8,825,207	589,200
*Series 4030 IL 3.50% 4/15/27	94,992	9,436
*Series 4050 EI 4.00% 2/15/39	7,225,436	765,995
*Series 4057 IL 3.00% 6/15/27	19,445,019	1,726,700
Series 4097 VY 1.50% 8/15/42	100,000	84,519
*Series 4100 EI 3.00% 8/15/27	8,683,487	839,999
*Series 4101 WI 3.50% 8/15/32	3,878,906	650,258
Series 4102 KG 2.50% 9/15/42	31,000	25,998
*Series 4109 AI 3.00% 7/15/31	15,911,237	1,768,432
*Series 4116 EI 3.00% 10/15/27	23,448,460	2,229,341
*Series 4120 IK 3.00% 10/15/32	8,900,504	1,290,640
*Series 4121 AI 3.50% 10/15/42	10,231,635	1,999,186
*Series 4122 LI 3.00% 10/15/27	133,482	13,237
*Series 4123 DI 3.00% 10/15/27	20,140,833	1,753,117
*Series 4135 AI 3.50% 11/15/42	6,925,396	1,451,776
*Series 4135 NI 2.50% 7/15/42	3,621,755	431,192
Series 4136 EZ 3.00% 11/15/42	282,627	273,522
*Series 4139 IP 3.50% 4/15/42	2,430,759	320,017
Series 4142 HA 2.50% 12/15/32	113,362	111,523
*Series 4142 IO 3.00% 12/15/27	4,473,735	412,605
*Series 4145 LI 3.00% 12/15/27	21,045,106	1,980,117
*Series 4146 AI 3.00% 12/15/27	5,236,493	463,042
*Series 4146 IA 3.50% 12/15/32	4,611,890	729,568
Series 4150 PQ 2.50% 1/15/43	21,095	19,210
*Series 4150 UI 3.50% 8/15/32	11,211,533	1,248,688
Series 4158 ZT 3.00% 1/15/43	484,320	443,475
•*Series 4159 KS 4.373% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/15/43	4,289,177	865,004
*Series 4161 IM 3.50% 2/15/43	2,548,187	582,429
*Series 4161 UI 2.50% 2/15/28	3,666,220	279,230
Series 4163 CW 3.50% 4/15/40	622,091	626,072
Series 4171 MN 3.00% 2/15/43	88,000	84,171
Series 4171 Z 3.00% 2/15/43	1,835,080	1,714,831
Series 4180 ZB 3.00% 3/15/43	642,483	623,094
*Series 4181 DI 2.50% 3/15/33	4,345,359	545,994

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
•*Series 4184 GS 4.343% (6.12% minus LIBOR01M, Cap 6.12%, Floor 0.00%) 3/15/43	7,061,763	$1,420,364
*Series 4185 LI 3.00% 3/15/33	3,564,138	524,307
*Series 4186 IB 3.00% 3/15/33	6,087,426	802,485
*Series 4186 JI 3.00% 3/15/33	8,426,016	1,023,393
*Series 4188 JI 3.00% 4/15/33	8,539,006	1,009,871
*Series 4191 CI 3.00% 4/15/33	1,459,981	209,621
Series 4210 Z 3.00% 5/15/43	118,846	109,951
*Series 4216 KI 3.50% 6/15/28	8,218,157	846,124
*Series 4217 HI 2.50% 6/15/28	273,828	24,757
*Series 4218 AI 3.00% 6/15/33	6,995,538	967,272
Series 4226 GZ 3.00% 7/15/43	296,719	276,487
*Series 4251 KI 2.50% 4/15/28	38,592	2,446
*Series 4278 HI 4.00% 12/15/28	431,794	45,423
*Series 4342 CI 3.00% 11/15/33	55,094	6,866
Series 4356 GZ 2.00% 1/15/43	1,029,315	853,707
*Series 4366 DI 3.50% 5/15/33	98,906	13,548
Series 4391 GZ 2.50% 12/15/40	76,394	71,262
Series 4408 BC 3.00% 11/15/44	156,000	145,469
Series 4419 DC 3.00% 12/15/44	88,000	82,844
*Series 4433 DI 3.00% 8/15/32	196,747	19,692
Series 4435 DY 3.00% 2/15/35	5,504,000	5,419,236
•*Series 4448 TS 1.678% 5/15/40	22,684,090	1,648,344
*Series 4449 PI 4.00% 11/15/43	84,286	16,141
*Series 4453 DI 3.50% 11/15/33	3,140,426	428,936
Series 4457 KZ 3.00% 4/15/45	6,744,377	6,251,717
Series 4464 DA 2.50% 1/15/43	1,133,853	1,040,056
*Series 4476 GI 3.00% 6/15/41	86,351	11,044
*Series 4479 TI 4.00% 7/15/34	1,391,064	233,190
•*Series 4494 SA 4.403% (6.18% minus LIBOR01M, Cap 6.18%, Floor 0.00%) 7/15/45	1,948,653	379,695
*Series 4504 IO 3.50% 5/15/42	3,289,888	384,384
*Series 4518 CI 3.50% 6/15/42	588,356	73,229
*Series 4520 AI 3.50% 10/15/35	1,890,197	355,204
*Series 4527 CI 3.50% 2/15/44	9,120,947	1,607,353
Series 4531 PZ 3.50% 11/15/45	759,476	759,670
*Series 4543 HI 3.00% 4/15/44	3,831,464	612,481
*Series 4546 AI 3.50% 1/15/31	11,792,302	1,460,159
Series 4554 MP 3.00% 2/15/46	2,252,500	2,172,632
*Series 4567 LI 4.00% 8/15/45	407,458	78,958
*Series 4574 AI 3.00% 4/15/31	72,497	9,226
*Series 4581 LI 3.00% 5/15/36	3,499,590	491,281

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4592 WT 5.50% 6/15/46	12,614,235	$13,839,843
•*Series 4594 SG 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 6/15/46	357,857	79,663
*Series 4601 IN 3.50% 7/15/46	32,739,453	7,001,601
*Series 4610 IB 3.00% 6/15/41	20,193,921	2,538,875
Series 4614 HB 2.50% 9/15/46	3,937,000	3,534,511
•*Series 4618 SA 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/15/46	5,007,772	1,155,779
*Series 4623 IY 4.00% 10/15/46	91,685	19,757
Series 4623 LZ 2.50% 10/15/46	3,435,420	2,892,460
•*Series 4623 MS 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 10/15/46	3,144,242	714,295
Series 4623 MW 2.50% 10/15/46	3,955,000	3,575,506
*Series 4623 WI 4.00% 8/15/44	90,144	15,906
*Series 4625 BI 3.50% 6/15/46	13,758,014	2,845,075
Series 4625 PZ 3.00% 6/15/46	1,854,909	1,702,528
*Series 4627 PI 3.50% 5/15/44	11,283,927	1,632,383
Series 4629 KB 3.00% 11/15/46	1,273,000	1,194,902
•*Series 4631 GS 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/46	19,557,931	3,577,312
Series 4631 LJ 3.00% 3/15/41	1,112,077	1,077,947
Series 4636 NZ 3.00% 12/15/46	4,507,706	4,112,143
Series 4636 ZN 3.00% 12/15/46	2,826,919	2,510,161
Series 4640 LB 3.00% 9/15/43	13,304,069	12,776,564
*Series 4643 QI 3.50% 9/15/45	132,750	23,486
*Series 4644 GI 3.50% 5/15/40	5,256,002	742,396
Series 4648 MZ 3.00% 6/15/46	798,052	738,881
Series 4648 ND 3.00% 9/15/46	633,732	591,558
•*Series 4648 SA 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/47	10,700,998	2,243,057
Series 4650 JE 3.00% 7/15/46	740,000	710,351
Series 4653 VB 3.00% 4/15/40	959,208	940,499
*Series 4655 TI 3.00% 8/15/36	1,953,665	208,292
*Series 4655 WI 3.50% 8/15/43	4,090,237	729,041
*Series 4656 HI 3.50% 5/15/42	155,380	23,655
Series 4657 JZ 3.50% 2/15/47	893,185	873,910
Series 4657 NW 3.00% 4/15/45	1,002,318	971,950

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
•*Series 4657 PS 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 2/15/47	10,270,590	$2,039,027
*Series 4660 GI 3.00% 8/15/43	3,366,193	595,827
*Series 4663 AI 3.00% 3/15/42	7,660,175	1,042,420
Series 4663 HZ 3.50% 3/15/47	1,055,243	1,042,239
*Series 4664 DI 3.50% 11/15/43	2,401,409	358,846
Series 4664 ZC 3.00% 9/15/45	770,751	684,574
*Series 4665 NI 3.50% 7/15/41	21,660,902	2,822,896
*Series 4667 LI 3.50% 10/15/43	6,815,437	1,246,676
*Series 4673 WI 3.50% 9/15/43	4,880,826	723,494
•*Series 4675 KS 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 4/15/47	8,411,845	1,680,926
Series 4676 KZ 2.50% 7/15/45	2,270,385	1,920,994
•*Series 4681 WI 1.429% 8/15/33	24,952,455	1,778,526
*Series 4690 WI 3.50% 12/15/43	6,565,115	1,048,145
*Series 4693 EI 3.50% 8/15/42	3,436,007	516,361
*Series 4700 WI 3.50% 1/15/44	5,775,949	943,144
*Series 4703 CI 3.50% 7/15/42	10,350,370	1,354,509
Series 4738 TW 3.00% 11/15/46	859,000	827,652
Series 4753 EZ 3.50% 12/15/47	1,045,027	1,033,159
Series 4761 Z 3.50% 12/15/47	4,599,978	4,512,762
Freddie Mac Strips
•*Series 267 S5 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/15/42	8,806,525	1,597,186
•*Series 284 S6 4.323% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 10/15/42	69,051	13,682
*Series 290 IO 3.50% 11/15/32	2,687,528	450,332
•*Series 299 S1 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/43	6,719,603	1,176,417
•*Series 303 151 4.30% 12/15/42	58,278	15,453
•*Series 303 185 3.469% 1/15/43	70,084	15,184
*Series 304 C30 2.50% 12/15/27	25,998,271	2,055,553
*Series 304 C31 3.00% 12/15/27	9,246,239	820,953
*Series 304 C38 3.50% 12/15/27	4,944,627	455,883

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Strips (continued)
•*Series 319 S2 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/43	10,177,099	$1,959,856
•*Series 326 S2 4.173% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 3/15/44	7,006,204	1,191,553
•*Series 337 S1 4.273% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 9/15/44	6,356,182	1,208,994
•*Series 350 S5 1.452% 9/15/40	11,702,781	675,009
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 4.722% (LIBOR01M + 2.85%) 4/25/28	2,845,683	2,949,669
•Series 2015-HQA1 M2 4.522% (LIBOR01M + 2.65%) 3/25/28	1,763,495	1,799,390
•Series 2015-HQA2 M2 4.672% (LIBOR01M + 2.80%) 5/25/28	2,325,632	2,398,547
•Series 2016-DNA1 M2 4.772% (LIBOR01M + 2.90%) 7/25/28	2,223,000	2,280,798
•Series 2016-DNA3 M2 3.872% (LIBOR01M + 2.00%) 12/25/28	1,935,000	1,970,330
•Series 2016-DNA4 M2 3.172% (LIBOR01M + 1.30%) 3/25/29	1,700,000	1,719,153
•Series 2016-HQA2 M2 4.122% (LIBOR01M + 2.25%) 11/25/28	2,236,943	2,292,439
•Series 2017-DNA1 M2 5.122% (LIBOR01M + 3.25%) 7/25/29	3,500,000	3,776,768
•Series 2017-DNA3 M2 4.372% (LIBOR01M + 2.50%) 3/25/30	1,985,000	2,034,710
•Series 2017-HQA3 M2 4.222% (LIBOR01M + 2.35%) 4/25/30	4,930,000	4,992,525
•Series 2018-DNA1 M2 3.672% (LIBOR01M + 1.80%) 7/25/30	6,430,000	6,363,961
•=Series 2018-HQA1 M2 4.154% (LIBOR01M + 2.30%) 9/25/30	2,155,000	2,165,775

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
◆Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	402,600	$452,213
GNMA
Series 2010-113 KE 4.50% 9/20/40	6,843,000	7,303,060
Series 2012-136 MX 2.00% 11/20/42	1,540,000	1,340,933
Series 2012-145 PY 2.00% 12/20/42	55,000	48,084
*Series 2013-22 IO 3.00% 2/20/43	2,482,683	465,331
Series 2013-79 KE 3.00% 5/20/43	4,000,000	3,832,176
Series 2013-113 AZ 3.00% 8/20/43	11,709,520	11,302,541
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,095,103
Series 2013-182 CZ 2.50% 12/20/43	2,257,313	2,019,456
Series 2014-12 ZA 3.00% 1/20/44	121,228	113,940
Series 2014-12 ZB 3.00% 1/16/44	1,461,534	1,370,438
Series 2014-62 Z 3.00% 4/20/44	103,456	97,752
Series 2015-64 GZ 2.00% 5/20/45	4,124,836	3,193,460
*Series 2015-74 CI 3.00% 10/16/39	7,565,094	1,027,520
Series 2015-76 MZ 3.00% 5/20/45	2,251,228	2,169,948
*Series 2015-82 GI 3.50% 12/20/38	59,709	5,911
Series 2015-106 QZ 2.50% 7/20/45	3,846,845	3,281,382
*Series 2015-111 IH 3.50% 8/20/45	10,533,855	1,444,048
Series 2015-133 AL 3.00% 5/20/45	7,251,000	7,135,662
Series 2015-134 PZ 3.00% 9/20/45	2,343,101	2,095,335
*Series 2015-142 AI 4.00% 2/20/44	2,266,599	288,166
Series 2015-155 PZ 3.00% 10/20/45	3,510,187	3,239,808
Series 2015-157 HZ 3.00% 10/20/45	159,593	141,408
Series 2015-185 PZ 3.00% 12/20/45	1,627,075	1,568,689

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2016-5 GL 3.00% 7/20/45	343,000	$329,736
Series 2016-54 MZ 3.00% 4/20/46	635,466	563,692
*Series 2016-75 JI 3.00% 9/20/43	26,800,661	3,598,010
Series 2016-80 JZ 3.00% 6/20/46	76,930	68,777
•*Series 2016-89 QS 4.228% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 7/20/46	7,087,187	1,520,644
•*Series 2016-108 SK 4.228% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 8/20/46	11,272,756	2,298,868
Series 2016-111 PB 2.50% 8/20/46	3,769,122	3,350,915
•*Series 2016-115 SA 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 8/20/46	18,577,421	3,712,389
*Series 2016-116 GI 3.50% 11/20/44	14,753,954	2,588,912
*Series 2016-118 DI 3.50% 3/20/43	33,414,609	5,177,637
•*Series 2016-118 ES 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	6,881,305	1,452,039
•*Series 2016-120 AS 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	11,894,417	2,597,919
•*Series 2016-120 NS 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	16,188,166	3,382,864
•*Series 2016-121 JS 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	11,633,811	2,439,966
•*Series 2016-126 NS 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	7,814,059	1,613,345
Series 2016-134 MW 3.00% 10/20/46	629,000	620,843

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2016-146 KS 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 10/20/46	21,119,233	$4,370,613
•*Series 2016-147 ST 4.228% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 10/20/46	6,535,451	1,344,538
*Series 2016-149 GI 4.00% 11/20/46	17,883,761	4,074,298
*Series 2016-156 AI 3.00% 12/20/42	5,622,231	680,101
Series 2016-156 PB 2.00% 11/20/46	2,342,000	1,872,712
*Series 2016-159 MI 3.00% 3/20/46	10,132,830	1,585,010
*Series 2016-160 GI 3.50% 11/20/46	9,481,141	2,222,765
•*Series 2016-160 GS 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/20/46	25,645,933	5,458,257
*Series 2016-160 IE 3.00% 6/20/46	27,415,806	4,245,595
Series 2016-160 VZ 2.50% 11/20/46	1,237,827	1,012,732
*Series 2016-161 MI 3.00% 3/20/46	4,426,982	653,588
Series 2016-161 ML 3.00% 11/20/46	1,263,539	1,181,910
*Series 2016-161 PI 3.50% 6/20/46	52,270,634	9,116,082
*Series 2016-163 MI 3.50% 11/20/46	7,126,003	887,939
*Series 2016-163 PI 3.50% 5/20/43	19,606,763	3,230,885
Series 2016-163 WZ 3.00% 11/20/46	4,253,581	3,856,141
*Series 2016-163 XI 3.00% 10/20/46	10,821,128	1,546,964
Series 2016-167 QM 3.00% 4/20/46	232,000	224,220
Series 2016-170 MZ 3.00% 12/20/46	1,339,231	1,218,308
*Series 2016-171 IO 3.00% 7/20/44	15,600,653	1,901,648
*Series 2016-171 IP 3.00% 3/20/46	12,928,425	2,014,599
*Series 2016-172 IO 3.00% 4/20/46	5,297,316	769,154

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2017-2 Z 2.65% 1/20/46	2,483,828	$2,380,892
Series 2017-4 BW 3.00% 1/20/47	732,000	705,387
*Series 2017-4 WI 4.00% 2/20/44	4,670,661	937,653
*Series 2017-10 IB 4.00% 1/20/47	8,731,220	1,890,014
Series 2017-10 KZ 3.00% 1/20/47	812,926	750,398
Series 2017-14 EZ 3.00% 1/20/47	157,407	138,797
Series 2017-17 BV 3.00% 4/20/40	251,000	249,053
Series 2017-17 BZ 3.00% 2/20/47	555,195	532,252
Series 2017-18 GM 2.50% 2/20/47	603,000	545,220
*Series 2017-18 IQ 4.00% 12/16/43	4,393,032	937,651
*Series 2017-18 QI 4.00% 3/16/41	7,357,905	1,361,527
•*Series 2017-18 QS 4.314% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 2/16/47	8,884,689	1,724,336
Series 2017-18 WY 3.00% 2/20/47	165,950	154,620
Series 2017-25 CZ 3.50% 2/20/47	3,210,274	3,218,460
Series 2017-25 WZ 3.00% 2/20/47	1,953,388	1,858,756
•*Series 2017-26 SA 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 2/20/47	8,703,225	1,705,776
Series 2017-33 PZ 3.00% 2/20/47	3,965,149	3,829,684
Series 2017-34 DY 3.50% 3/20/47	1,191,000	1,209,714
Series 2017-45 JZ 3.50% 3/20/47	2,175,019	2,171,189
Series 2017-56 JZ 3.00% 4/20/47	2,922,755	2,662,968
•*Series 2017-56 QS 4.328% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 4/20/47	11,214,969	2,133,407
•*Series 2017-68 SB 4.328% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 5/20/47	16,825,014	2,879,813

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2017-80 AS 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 5/20/47	12,650,524	$2,494,814
•*Series 2017-91 SM 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 6/20/47	7,582,328	1,547,009
*Series 2017-101 AI 4.00% 7/20/47	5,356,528	1,042,049
•*Series 2017-101 KS 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 7/20/47	8,645,575	1,685,831
•*Series 2017-101 SK 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 7/20/47	21,787,107	4,247,135
*Series 2017-101 TI 4.00% 3/20/44	8,174,532	1,311,424
Series 2017-107 QZ 3.00% 8/20/45	1,402,742	1,244,342
Series 2017-107 T 3.00% 1/20/47	3,836,844	3,750,736
Series 2017-113 LB 3.00% 7/20/47	3,730,000	3,519,538
*Series 2017-114 IK 4.00% 10/20/44	12,039,986	2,555,666
Series 2017-116 ZL 3.00% 6/20/47	2,810,585	2,524,118
•*Series 2017-117 SD 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 8/20/47	7,403,815	1,457,670
•*Series 2017-120 QS 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 8/20/47	9,396,860	1,956,724
Series 2017-121 CW 3.00% 8/20/47	3,103,000	2,886,891
Series 2017-130 BW 3.00% 4/20/47	1,216,877	1,141,130
Series 2017-130 YJ 2.50% 8/20/47	1,695,000	1,538,423
*Series 2017-132 JI 3.00% 6/20/45	4,865,886	755,605
•*Series 2017-134 ES 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 9/20/47	13,506,240	2,600,159

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2017-134 KI 4.00% 5/20/44	6,708,597	$1,164,268
•*Series 2017-134 SD 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 9/20/47	20,774,531	4,325,762
•*Series 2017-134 SK 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 9/20/47	18,229,695	3,726,385
Series 2017-137 CZ 3.00% 9/20/47	8,196,885	7,977,004
*Series 2017-137 IO 3.00% 6/20/45	43,423,067	6,614,501
*Series 2017-141 IA 3.00% 3/20/46	47,363,138	7,033,497
•*Series 2017-141 JS 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 9/20/47	13,637,517	2,860,960
*Series 2017-144 EI 3.00% 12/20/44	11,637,122	1,728,330
Series 2017-144 MZ 2.50% 9/20/47	574,125	460,936
*Series 2017-147 AI 3.50% 3/20/44	4,354,517	504,889
•*Series 2017-149 QS 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 10/20/47	17,374,483	3,199,664
Series 2017-156 LP 2.50% 10/20/47	989,424	865,684
•*Series 2017-163 HS 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 11/20/47	19,003,065	3,561,581
Series 2017-163 ZK 3.50% 11/20/47	870,077	848,552
*Series 2017-164 IG 3.50% 4/20/44	21,069,084	2,516,093
*Series 2017-174 HI 3.00% 7/20/45	10,300,234	1,614,380
Series 2017-180 QB 2.50% 12/20/47	5,574,000	5,079,292
Series 2018-1 HB 2.50% 1/20/48	2,594,000	2,338,856

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2018-1 SA 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 1/20/48	8,183,209	$1,571,350
•*Series 2018-1 ST 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 1/20/48	16,937,740	3,490,750
Series 2018-8 VZ 3.00% 3/20/47	2,388,786	2,357,014
*Series 2018-11 AI 3.00% 1/20/46	7,007,758	1,156,439
Series 2018-18 CZ 3.00% 2/20/48	5,798,485	5,228,808
•*Series 2018-37 SA 4.604% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 3/20/48	5,749,619	1,103,208
•*Series 2018-46 AS 4.482% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 3/20/48	20,042,389	4,352,956
•New Residential Mortgage Loan Trust Series 2017-6A A1 4.00% 8/27/57	1,664,256	1,689,459

Total Agency Collateralized Mortgage Obligations (Cost $790,860,289)		794,742,155

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.54%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K058 A2 2.653% 8/25/26	4,000,000	3,843,409
•◆Series KS03 A4 3.161% 5/25/25	6,150,000	6,123,080
FREMF Mortgage Trust
•Series 2010-K7 B 5.501% 4/25/20	7,620,000	7,981,075
•Series 2011-K12 B 4.345% 1/25/46	4,586,000	4,705,300
•Series 2011-K14 B 5.168% 2/25/47	2,534,000	2,664,030
•Series 2011-K15 B 4.949% 8/25/44	7,798,000	8,170,109
•Series 2011-K704 B 4.545% 10/25/30	2,295,000	2,301,828
•Series 2012-K22 B 3.687% 8/25/45	7,781,000	7,855,193
•Series 2013-K26 B 3.599% 12/25/45	4,281,000	4,293,399

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
•Series 2013-K32 B 3.538% 10/25/46	3,101,000	$3,089,702
•Series 2013-K33 B 3.501% 8/25/46	3,516,000	3,495,579
•Series 2013-K712 B 3.364% 5/25/45	10,057,068	10,114,755
•Series 2013-K713 B 3.164% 4/25/46	1,860,000	1,865,356
•Series 2013-K713 C 3.164% 4/25/46	6,215,000	6,202,361
•Series 2014-K717 B 3.629% 11/25/47	2,840,000	2,874,048
•Series 2015-K47 B 3.586% 6/25/48	2,980,000	2,950,851
•Series 2015-K49 B 3.721% 10/25/48	5,245,000	5,220,820
•Series 2015-K721 C 3.565% 11/25/47	3,300,000	3,182,366
•Series 2016-K53 B 4.019% 3/25/49	1,950,000	1,980,031
•Series 2016-K722 B 3.835% 7/25/49	2,431,000	2,453,214
•Series 2016-K723 B 3.581% 11/25/23	3,800,000	3,782,137
•Series 2017-K71B 3.753% 11/25/50	2,990,000	2,888,295
•Series 2017-K729B 3.675% 11/25/49	1,894,000	1,835,303

Total Agency Commercial Mortgage-Backed Securities (Cost $100,963,836)		99,872,241

AGENCY MORTGAGE-BACKED SECURITIES–21.13%
Fannie Mae 3.00% 10/1/47	418,600	405,368
Fannie Mae ARM
•2.528% (LIBOR12M + 1.608%) 12/1/46	253,220	248,711
•2.903% (LIBOR12M + 1.60%) 7/1/45	42,007	41,969
•2.941% (LIBOR12M + 1.556%) 12/1/45	1,913,462	1,920,646
•2.958% (LIBOR12M + 1.609%) 4/1/46	3,606	3,606
•3.20% (LIBOR12M + 1.548%) 4/1/44	84,652	85,546
•3.214% (LIBOR12M + 1.525%) 3/1/44	127,078	128,602
Fannie Mae S.F. 30 yr
4.50% 4/1/39	854,970	903,943
4.50% 5/1/39	12,531	13,250
4.50% 11/1/39	2,631,347	2,793,803

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 1/1/40	544,765	$579,567
4.50% 6/1/40	2,803,154	2,968,608
4.50% 7/1/40	3,013,461	3,168,272
4.50% 8/1/40	1,113,314	1,176,622
4.50% 11/1/40	64,025	67,716
4.50% 1/1/41	24,038	25,431
4.50% 4/1/41	54,755	57,926
4.50% 5/1/41	79,847	84,472
4.50% 6/1/41	6,673	7,058
4.50% 8/1/41	7,201,537	7,648,248
4.50% 9/1/41	288,824	305,554
4.50% 10/1/42	338,029	357,490
4.50% 10/1/43	75,704,799	80,149,103
4.50% 12/1/43	610,463	646,406
4.50% 2/1/44	40,791,981	43,145,433
4.50% 5/1/44	1,015	1,066
4.50% 6/1/44	397,649	420,251
4.50% 8/1/44	494	523
4.50% 10/1/44	7,972,383	8,412,888
4.50% 2/1/45	22,287	23,440
4.50% 11/1/45	10,004,104	10,487,782
4.50% 1/1/46	30,235	31,838
4.50% 2/1/46	110,978,631	117,383,829
4.50% 3/1/46	77,280,340	81,738,652
4.50% 4/1/46	19,621,675	20,698,052
4.50% 5/1/46	5,530,870	5,834,051
4.50% 7/1/46	7,726,878	8,134,913
4.50% 5/1/47	2,015,941	2,111,917
4.50% 8/1/47	34,809,333	36,544,057
5.00% 2/1/35	284,430	307,098
5.00% 12/1/35	903,780	981,842
5.00% 10/1/37	246,697	267,004
5.00% 3/1/39	27,373	29,651
5.00% 12/1/39	1,014,921	1,098,210
5.00% 1/1/40	4,474,425	4,861,743
5.00% 1/1/42	13,531,527	14,671,258
5.00% 6/1/44	11,929,643	12,962,239
5.00% 7/1/44	2,085,398	2,248,832
5.00% 12/1/44	3,699,685	4,003,106
5.00% 7/1/47	31,252,940	33,410,771
5.50% 11/1/33	1,267	1,392
5.50% 3/1/34	17,477	19,175
5.50% 4/1/34	2,568	2,818
5.50% 8/1/34	378,127	416,162
5.50% 9/1/34	7,316	8,029
5.50% 5/1/35	4,703	5,166
5.50% 6/1/35	463,409	508,436
5.50% 5/1/36	1,041	1,149
5.50% 11/1/36	2,496	2,740
5.50% 12/1/36	1,370,086	1,504,176
5.50% 4/1/37	863,921	947,735
5.50% 8/1/37	640	703

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/38	2,670,771	$2,959,657
5.50% 3/1/38	2,442,020	2,695,649
5.50% 4/1/38	104,992	115,473
5.50% 6/1/38	280,326	307,635
5.50% 8/1/38	106,003	116,489
5.50% 11/1/38	570,558	641,060
5.50% 11/1/38	3,375	3,696
5.50% 6/1/39	3,580,370	3,934,319
5.50% 7/1/39	38,021	42,657
5.50% 12/1/39	4,744,477	5,209,414
5.50% 4/1/40	13,527	15,060
5.50% 7/1/40	32,447,822	35,954,573
5.50% 6/1/41	5,067,671	5,580,980
5.50% 7/1/41	2,780,382	3,060,715
5.50% 9/1/41	3,244,193	3,641,851
5.50% 5/1/44	202,251,748	222,246,920
6.00% 5/1/33	123,376	138,376
6.00% 9/1/36	862,081	983,306
6.00% 6/1/37	3,334,219	3,742,075
6.00% 7/1/37	67,831	75,827
6.00% 8/1/37	41,813	46,952
6.00% 8/1/38	236,533	271,429
6.00% 10/1/38	1,038,868	1,163,133
6.00% 11/1/38	344,629	388,034
6.00% 10/1/39	8,683,777	9,808,155
6.00% 1/1/40	621,390	697,607
6.00% 5/1/41	4,586,535	5,139,138
6.00% 7/1/41	1,737,969	1,961,121
6.00% 7/1/41	57,061,803	63,818,423
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/48	18,968,000	18,499,727
4.50% 4/1/48	86,709,000	90,636,769
5.00% 4/1/48	8,425,000	8,998,953
Freddie Mac ARM
•2.738% (LIBOR12M + 1.622%) 10/1/45	43,176	43,269
•2.918% (LIBOR12M + 1.63%) 10/1/45	75,364	75,294
•2.919% (LIBOR12M + 1.612%) 11/1/44	22,864	23,052
•2.97% (LIBOR12M + 1.62%) 11/1/45	16,158,467	16,174,549
•3.116% (LIBOR12M + 1.62%) 3/1/46	116,788	117,175
Freddie Mac S.F. 30 yr
4.50% 4/1/39	493,321	520,169
4.50% 11/1/39	56,979	60,280
4.50% 2/1/40	157,466	166,908
4.50% 5/1/40	9,843,130	10,416,776
4.50% 8/1/40	31,669	33,509
4.50% 3/1/42	5,372,486	5,684,623
4.50% 6/1/42	2,736,708	2,895,670

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 7/1/42	4,248,015	$4,494,654
4.50% 8/1/42	114,432,602	120,991,375
4.50% 12/1/43	3,481,484	3,647,962
4.50% 8/1/44	5,352,941	5,635,084
4.50% 7/1/45	45,886,390	48,638,605
4.50% 12/1/45	13,410,908	14,085,948
4.50% 9/1/46	5,540,994	5,803,562
5.00% 6/1/36	7,509,647	8,098,920
5.00% 5/1/41	3,948,603	4,275,694
5.00% 12/1/41	2,556,090	2,766,101
5.00% 4/1/44	10,616,937	11,484,215
5.50% 12/1/33	902,217	993,843
5.50% 2/1/34	642,141	706,355
5.50% 12/1/34	234,603	258,670
5.50% 7/1/35	824,653	909,042
5.50% 11/1/36	208,714	229,795
5.50% 2/1/37	241,663	265,516
5.50% 7/1/37	415,273	455,543
5.50% 9/1/37	208,738	228,956
5.50% 4/1/38	1,913,074	2,098,074
5.50% 6/1/38	5,005	5,483
5.50% 7/1/38	739,918	810,380
5.50% 1/1/39	11,716,169	12,859,853
5.50% 6/1/39	928,919	1,018,675
5.50% 3/1/40	503,157	552,169
5.50% 4/1/40	1,498,944	1,645,743
5.50% 8/1/40	4,444,203	4,873,883
5.50% 1/1/41	573,476	627,843
5.50% 6/1/41	19,013,139	20,847,493
6.00% 2/1/36	398,566	447,359
6.00% 3/1/36	16,777	18,825
6.00% 9/1/37	469,458	525,889
6.00% 1/1/38	47,598	53,140
6.00% 8/1/38	1,476,186	1,666,868
6.00% 5/1/39	312,989	352,560
6.00% 9/1/39	734,360	820,135
6.00% 5/1/40	4,447,947	4,961,144
6.00% 7/1/40	3,796,934	4,256,540
GNMA I S.F. 30 yr
5.00% 10/15/39	6,578,693	7,070,855
5.50% 2/15/41	1,669,275	1,821,426
7.00% 12/15/34	582,183	664,218
GNMA II S.F. 30 yr
5.00% 9/20/46	7,517,731	8,020,866
5.50% 5/20/37	1,049,467	1,127,538
6.00% 10/20/39	4,456,775	4,896,851
6.00% 2/20/40	4,830,537	5,331,853
6.00% 4/20/46	1,354,582	1,493,194

Total Agency Mortgage-Backed Securities (Cost $1,395,496,262)		1,368,961,188

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–34.50%
Aerospace & Defense–0.19%
Northrop Grumman
2.55% 10/15/22	5,130,000	$4,976,749
3.25% 8/1/23	3,375,000	3,356,465
Rockwell Collins 3.20% 3/15/24	3,940,000	3,834,788

		12,168,002

Agriculture–0.20%
BAT Capital 3.222% 8/15/24	13,565,000	13,096,946

		13,096,946

Airlines–0.25%
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	3,826,543	3,750,012
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	3,697,670	3,667,682
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	1,991,598	2,016,712
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	4,733,117	4,707,321
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28	2,334,727	2,255,979

		16,397,706

Auto Manufacturers–0.71%
Daimler Finance North America 3.35% 2/22/23	10,315,000	10,285,693
Ford Motor Credit 3.336% 3/18/21	9,346,000	9,297,103
General Motors 6.75% 4/1/46	1,710,000	1,991,781
General Motors Financial 5.25% 3/1/26	7,531,000	7,966,815
Hyundai Capital America 3.00% 3/18/21	9,745,000	9,636,008
Toyota Motor Credit 2.80% 7/13/22	7,080,000	7,017,173

		46,194,573

Banks–9.30%
Banco Santander
3.80% 2/23/28	4,800,000	4,644,346
4.25% 4/11/27	3,200,000	3,193,332
Bank of America
µ3.55% 3/5/24	21,410,000	21,512,946
µ3.97% 3/5/29	1,800,000	1,806,859
4.183% 11/25/27	13,335,000	13,245,583
5.625% 7/1/20	4,130,000	4,357,958
µBank of Montreal 3.803% 12/15/32	10,660,000	10,112,289

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon
2.95% 1/29/23	3,750,000	$3,705,359
µ4.625% 12/29/49	21,405,000	20,923,387
Barclays
4.375% 1/12/26	8,321,000	8,343,766
µ8.25% 12/29/49	11,200,000	11,585,392
BB&T 2.85% 10/26/24	1,595,000	1,531,835
Branch Banking & Trust 2.25% 6/1/20	6,560,000	6,461,000
•Citigroup 2.985% 5/17/24	3,670,000	3,705,577
Citizens Bank
2.55% 5/13/21	3,106,000	3,034,314
2.65% 5/26/22	2,090,000	2,027,168
3.70% 3/29/23	3,195,000	3,211,524
Citizens Financial Group
2.375% 7/28/21	1,135,000	1,101,630
4.30% 12/3/25	5,696,000	5,769,942
Compass Bank
2.875% 6/29/22	8,645,000	8,390,263
3.875% 4/10/25	6,163,000	6,039,095
Cooperatieve Rabobank 3.75% 7/21/26	5,557,000	5,372,647
Credit Suisse Group
µ3.869% 1/12/29	11,695,000	11,358,906
4.282% 1/9/28	3,355,000	3,366,543
µ6.25% 12/29/49	21,792,000	22,416,123
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	3,018,000	3,088,671
Development Bank of Japan 2.625% 9/1/27	6,416,000	6,140,651
Fifth Third Bancorp
2.60% 6/15/22	3,978,000	3,860,902
2.875% 7/27/20	4,670,000	4,663,519
3.95% 3/14/28	6,065,000	6,101,842
Fifth Third Bank
2.30% 3/15/19	6,095,000	6,070,421
3.85% 3/15/26	7,076,000	7,003,232
Goldman Sachs Group
5.15% 5/22/45	1,825,000	1,968,619
6.00% 6/15/20	20,664,000	21,877,622
µHSBC Holdings 6.50% 12/31/49	5,780,000	5,902,825
Huntington Bancshares 2.30% 1/14/22	8,415,000	8,068,545
Huntington National Bank 2.50% 8/7/22	3,765,000	3,633,004
JPMorgan Chase & Co.
µ3.897% 1/23/49	6,370,000	6,088,987
µ3.964% 11/15/48	3,425,000	3,304,954
µ6.75% 8/29/49	12,995,000	14,193,789
KeyBank 2.30% 9/14/22	5,055,000	4,858,858

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
KeyBank (continued)
2.40% 6/9/22	7,525,000	$7,274,607
3.375% 3/7/23	8,490,000	8,529,290
3.40% 5/20/26	13,964,000	13,518,759
6.95% 2/1/28	8,227,000	10,168,362
Lloyds Banking Group
µ3.574% 11/7/28	13,295,000	12,573,518
4.375% 3/22/28	200,000	202,405
µ7.50% 4/30/49	3,330,000	3,617,213
Manufacturers & Traders Trust 2.50% 5/18/22	4,105,000	3,988,604
Morgan Stanley
µ3.772% 1/24/29	23,975,000	23,632,668
3.95% 4/23/27	3,915,000	3,819,112
4.375% 1/22/47	11,150,000	11,438,299
5.00% 11/24/25	6,940,000	7,268,755
5.50% 1/26/20	7,795,000	8,139,120
µNorthern Trust 3.375% 5/8/32	2,705,000	2,601,323
PNC Bank 2.70% 11/1/22	2,055,000	1,990,799
6.875% 4/1/18	9,059,000	9,059,000
µPNC Financial Services Group 5.00% 12/29/49	7,895,000	7,879,210
Regions Financial 2.75% 8/14/22	3,010,000	2,927,673
Royal Bank of Scotland Group
3.875% 9/12/23	4,865,000	4,810,318
µ8.625% 12/29/49	12,705,000	13,832,569
Santander UK 5.00% 11/7/23	11,685,000	12,104,924
µSantander UK Group Holdings 3.823% 11/3/28	5,915,000	5,647,276
State Street
3.10% 5/15/23	3,665,000	3,645,469
3.30% 12/16/24	3,495,000	3,468,345
SunTrust Bank
2.45% 8/1/22	3,945,000	3,804,687
3.00% 2/2/23	3,790,000	3,726,355
3.30% 5/15/26	7,220,000	6,897,142
SunTrust Banks
2.70% 1/27/22	1,645,000	1,610,233
2.90% 3/3/21	2,936,000	2,914,388
µ5.05% 6/15/22	1,025,000	1,021,156
SVB Financial Group 3.50% 1/29/25	7,059,000	6,907,786
U.S. Bancorp
2.375% 7/22/26	6,035,000	5,486,108
2.625% 1/24/22	6,160,000	6,073,407
3.15% 4/27/27	12,605,000	12,132,350
3.60% 9/11/24	11,522,000	11,559,925
UBS 7.625% 8/17/22	12,000,000	13,500,000
UBS Group Funding Switzerland 3.491% 5/23/23	12,170,000	12,037,555

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
UBS Group Funding Switzerland (continued)
4.125% 9/24/25	6,980,000	$7,025,482
4.125% 4/15/26	6,169,000	6,200,898
•USB Capital IX 3.50% 10/29/49	18,814,000	17,013,500
Wells Fargo Capital X 5.95% 12/15/36	1,495,000	1,622,075
µWestpac Banking 5.00% 12/31/49	1,920,000	1,777,691
Zions Bancorporation 4.50% 6/13/23	4,826,000	4,917,704

		602,410,285

Beverages–0.55%
Anheuser-Busch InBev Finance 3.30% 2/1/23	18,315,000	18,348,777
Anheuser-Busch InBev Worldwide 4.60% 4/15/48	4,865,000	5,044,769
Molson Coors Brewing 4.20% 7/15/46	264,000	250,540
Pernod Ricard 4.45% 1/15/22	11,468,000	11,916,035

		35,560,121

Biotechnology–0.29%
Biogen 5.20% 9/15/45	2,876,000	3,152,318
Celgene
3.90% 2/20/28	11,860,000	11,700,272
4.55% 2/20/48	4,095,000	4,030,616

		18,883,206

Building Materials–0.26%
CRH America Finance 3.95% 4/4/28	4,900,000	4,894,612
Lennox International 3.00% 11/15/23	5,080,000	4,956,110
Martin Marietta Materials
3.50% 12/15/27	2,690,000	2,568,715
4.25% 12/15/47	4,735,000	4,395,804

		16,815,241

Chemicals–0.85%
Braskem Netherlands Finance 3.50% 1/10/23	3,285,000	3,168,383
Dow Chemical 8.55% 5/15/19	26,226,000	27,844,264
Equate Petrochemical 3.00% 3/3/22	3,045,000	2,945,422
Mexichem 5.50% 1/15/48	2,505,000	2,339,044
Mosaic 5.625% 11/15/43	3,710,000	3,892,248
OCP
4.50% 10/22/25	4,300,000	4,246,358
6.875% 4/25/44	2,307,000	2,583,628
Phosagro OAO via Phosagro Bond Funding 3.95% 11/3/21	3,225,000	3,198,394

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
PPG Industries 2.30% 11/15/19	4,669,000	$4,643,479

		54,861,220

Commercial Services–0.06%
United Rentals North America 5.50% 5/15/27	3,900,000	3,939,000

		3,939,000

Computers–0.33%
Apple 2.75% 1/13/25	10,415,000	10,033,136
Dell International
6.02% 6/15/26	6,693,000	7,219,279
8.10% 7/15/36	3,535,000	4,308,707

		21,561,122

Construction & Engineering–0.05%
SBA Tower Trust 2.898% 10/8/19	3,512,000	3,494,096

		3,494,096

Containers & Packaging–0.11%
CCL Industries 3.25% 10/1/26	4,815,000	4,468,512
WestRock 3.00% 9/15/24	3,040,000	2,910,562

		7,379,074

Diversified Financial Services–1.60%
AerCap Ireland Capital 3.65% 7/21/27	11,483,000	10,774,104
Air Lease
3.00% 9/15/23	7,140,000	6,849,581
3.625% 4/1/27	5,800,000	5,540,423
BOC Aviation 2.375% 9/15/21	4,095,000	3,944,456
Charles Schwab 3.20% 1/25/28	2,080,000	1,998,471
µ5.00% 6/1/66	2,485,000	2,431,366
CPPIB Capital 2.75% 11/2/27	9,410,000	9,144,008
E*TRADE Financial 3.80% 8/24/27	5,545,000	5,394,531
µ5.30% 12/31/49	265,000	260,694
µ5.875% 12/29/49	6,650,000	6,816,250
GTP Acquisition Partners I 2.35% 6/15/20	3,071,000	3,036,904
International Lease Finance 8.625% 1/15/22	10,490,000	12,244,230
Jefferies Group
4.15% 1/23/30	2,335,000	2,177,680
6.45% 6/8/27	1,766,000	1,998,533
6.50% 1/20/43	5,130,000	5,707,702
Lazard Group 3.75% 2/13/25	8,919,000	8,790,277
National Rural Utilities Cooperative Finance 2.85% 1/27/25	4,774,000	4,605,051

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance (continued)
µ4.75% 4/30/43	8,142,000	$8,361,386
µ5.25% 4/20/46	3,504,000	3,735,398

		103,811,045

Electric–4.25%
Ameren 2.70% 11/15/20	367,000	363,333
Ameren Illinois 9.75% 11/15/18	12,768,000	13,299,372
American Transmission Systems 5.25% 1/15/22	10,471,000	11,158,465
Appalachian Power 3.30% 6/1/27	225,000	218,559
Avangrid 3.15% 12/1/24	960,000	933,363
Berkshire Hathaway Energy 3.75% 11/15/23	7,971,000	8,138,472
Cleveland Electric Illuminating 5.50% 8/15/24	6,397,000	7,111,190
CMS Energy 6.25% 2/1/20	6,721,000	7,088,196
ComEd Financing III 6.35% 3/15/33	3,999,000	4,288,927
Dominion Energy 3.625% 12/1/24	1,692,000	1,679,247
DTE Energy
2.85% 10/1/26	6,365,000	5,872,820
3.30% 6/15/22	5,647,000	5,650,766
Duke Energy
3.15% 8/15/27	4,715,000	4,447,097
3.75% 4/15/24	2,272,000	2,277,105
µEmera 6.75% 6/15/76	24,385,000	26,457,725
Emera US Finance 3.55% 6/15/26	3,265,000	3,123,535
µEnel 8.75% 9/24/73	9,277,000	11,028,034
Enel Finance International 3.625% 5/25/27	16,965,000	16,188,653
Entergy Louisiana
3.12% 9/1/27	7,080,000	6,823,426
4.05% 9/1/23	6,495,000	6,653,542
Exelon
3.497% 6/1/22	4,355,000	4,317,304
3.95% 6/15/25	6,430,000	6,458,738
Fortis 3.055% 10/4/26	16,395,000	15,222,021
Great Plains Energy 4.85% 6/1/21	3,340,000	3,460,220
Interstate Power & Light 3.40% 8/15/25	4,311,000	4,256,015
IPALCO Enterprises 3.45% 7/15/20	8,898,000	8,943,380
Israel Electric 4.25% 8/14/28	2,830,000	2,781,695
Kansas City Power & Light 3.65% 8/15/25	10,103,000	10,148,817

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
LG&E & KU Energy
3.75% 11/15/20	5,957,000	$6,044,841
4.375% 10/1/21	7,850,000	8,146,420
Mississippi Power 3.95% 3/30/28	5,555,000	5,600,960
New York State Electric & Gas 3.25% 12/1/26	8,185,000	7,985,778
NextEra Energy Capital Holdings 3.55% 5/1/27	8,935,000	8,699,529
NV Energy 6.25% 11/15/20	6,447,000	6,962,139
Pennsylvania Electric 5.20% 4/1/20	560,000	579,328
Perusahaan Listrik Negara 4.125% 5/15/27	3,175,000	3,062,584
Public Service Co. of New Hampshire 3.50% 11/1/23	4,119,000	4,164,646
Public Service Co. of Oklahoma 5.15% 12/1/19	4,900,000	5,069,661
Sempra Energy
3.40% 2/1/28	3,730,000	3,585,429
3.80% 2/1/38	4,650,000	4,378,741
Southwestern Electric Power
3.85% 2/1/48	6,204,000	5,918,007
6.45% 1/15/19	3,429,000	3,527,245
Trans-Allegheny Interstate Line 3.85% 6/1/25	3,506,000	3,533,220

		275,648,545

Electronics–0.26%
Allegion US Holding
3.20% 10/1/24	3,295,000	3,204,091
3.55% 10/1/27	11,319,000	10,742,297
Corning 4.375% 11/15/57	3,330,000	3,080,280

		17,026,668

Environmental Control–0.05%
Republic Services 3.375% 11/15/27	3,285,000	3,176,578

		3,176,578

Food–0.06%
Campbell Soup
3.30% 3/15/21	2,415,000	2,431,024
3.65% 3/15/23	1,440,000	1,442,674

		3,873,698

Health Care Products–1.04%
Abbott Laboratories
2.80% 9/15/20	3,691,000	3,674,865
4.90% 11/30/46	8,305,000	9,142,139
Becton Dickinson & Co. 3.363% 6/6/24	14,385,000	13,864,611
Boston Scientific 4.00% 3/1/28	6,155,000	6,175,989

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Products (continued)
Thermo Fisher Scientific 3.00% 4/15/23	27,966,000	$27,283,300
Zimmer Biomet Holdings 4.625% 11/30/19	7,228,000	7,418,765

		67,559,669

Health Care Services–0.06%
HCA 5.875% 2/15/26	4,000,000	4,080,000

		4,080,000

Holding Companies Diversified–0.05%
CK Hutchison International 17 2.875% 4/5/22	3,090,000	3,033,268

		3,033,268

Home Furnishings–0.12%
Leggett & Platt 3.50% 11/15/27	7,785,000	7,503,714

		7,503,714

Insurance–1.30%
AXIS Specialty Finance 4.00% 12/6/27	7,305,000	7,059,256
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	5,799,004
MetLife
6.817% 8/15/18	8,289,000	8,413,141
9.25% 4/8/38	6,723,000	9,176,895
Metropolitan Life Global Funding I 3.45% 12/18/26	2,160,000	2,112,133
Nuveen Finance
2.95% 11/1/19	4,971,000	4,962,262
4.125% 11/1/24	22,109,000	22,542,310
Progressive
2.45% 1/15/27	2,670,000	2,452,084
4.125% 4/15/47	2,770,000	2,810,426
µPrudential Financial 5.375% 5/15/45	4,665,000	4,787,456
µVoya Financial 4.70% 1/23/48	5,535,000	5,044,817
XLIT
•4.179% (LIBOR03M + 2.458%) 12/29/49	3,823,000	3,803,885
5.50% 3/31/45	5,040,000	5,548,514

		84,512,183

Internet–0.25%
Alibaba Group Holding 4.00% 12/6/37	4,585,000	4,347,048
JD.com 3.125% 4/29/21	7,605,000	7,464,565
Tencent Holdings 3.925% 1/19/38	4,755,000	4,524,663

		16,336,276

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Investment Companies–0.04%
Temasek Financial I 2.375% 1/23/23	2,542,000	$2,465,616

		2,465,616

Iron & Steel–0.06%
ArcelorMittal 6.125% 6/1/25	3,500,000	3,823,750

		3,823,750

Leisure Time–0.16%
Royal Caribbean Cruises 3.70% 3/15/28	10,420,000	10,009,007

		10,009,007

Lodging–0.08%
MGM Resorts International 4.625% 9/1/26	3,310,000	3,169,325
Wyndham Worldwide 4.15% 4/1/24	2,045,000	2,042,390

		5,211,715

Machinery–0.14%
Nvent Finance 4.55% 4/15/28	8,650,000	8,707,285

		8,707,285

Manufacturing–0.30%
3M 2.875% 10/15/27	5,740,000	5,554,173
Crane 4.20% 3/15/48	3,865,000	3,864,658
Eaton 3.103% 9/15/27	345,000	325,229
General Electric
5.55% 5/4/20	2,503,000	2,620,727
6.00% 8/7/19	7,023,000	7,281,972

		19,646,759

Media–1.12%
CCO Holdings 5.125% 5/1/27	3,750,000	3,569,625
Discovery Communications
3.95% 3/20/28	4,370,000	4,200,407
5.20% 9/20/47	8,865,000	8,879,265
Historic TW 6.875% 6/15/18	13,957,000	14,068,314
Myriad International Holdings 4.85% 7/6/27	2,805,000	2,864,679
Sirius XM Radio 5.00% 8/1/27	3,680,000	3,477,600
Time Warner Cable
6.75% 6/15/39	6,015,000	6,868,116
7.30% 7/1/38	14,595,000	17,547,731
Time Warner Entertainment 8.375% 3/15/23	7,690,000	9,136,436
Virgin Media Secured Finance 5.50% 8/15/26	2,000,000	1,948,740

		72,560,913

Mining–1.02%
Anglo American Capital 4.75% 4/10/27	11,665,000	11,817,955

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Mining (continued)
Anglo American Capital (continued) 4.875% 5/14/25	13,636,000	$13,990,993
Barrick North America Finance 5.75% 5/1/43	11,400,000	13,340,672
µBHP Billiton Finance USA 6.25% 10/19/75	17,930,000	18,925,115
FMG Resources August 2006 5.125% 5/15/24	3,750,000	3,712,463
Freeport-McMoRan 4.55% 11/14/24	4,000,000	3,950,000

		65,737,198

Oil & Gas–1.10%
Anadarko Petroleum 6.60% 3/15/46	10,360,000	13,071,781
Gazprom OAO Via Gaz Capital 4.95% 3/23/27	3,170,000	3,151,417
Marathon Oil 5.20% 6/1/45	2,145,000	2,263,926
Murphy Oil 6.875% 8/15/24	3,500,000	3,657,500
Noble Energy
3.85% 1/15/28	14,050,000	13,842,348
4.95% 8/15/47	850,000	889,040
Occidental Petroleum 4.20% 3/15/48	7,885,000	7,963,535
Pertamina Persero 4.875% 5/3/22	4,600,000	4,757,012
Petrobras Global Finance
5.299% 1/27/25	1,498,000	1,481,148
7.375% 1/17/27	4,060,000	4,407,130
Petroleos Mexicanos 6.75% 9/21/47	6,190,000	6,279,012
Tengizchevroil Finance Co. International 4.00% 8/15/26	2,665,000	2,553,736
Woodside Finance 8.75% 3/1/19	6,569,000	6,926,704

		71,244,289

Paper & Forest Products–0.31%
Georgia-Pacific 8.00% 1/15/24	16,242,000	20,141,651

		20,141,651

Pharmaceuticals–0.59%
AbbVie 4.45% 5/14/46	6,465,000	6,454,915
CVS Health
3.35% 3/9/21	4,830,000	4,859,661
3.70% 3/9/23	6,595,000	6,638,120
4.10% 3/25/25	7,040,000	7,100,093
4.30% 3/25/28	5,490,000	5,524,277
4.78% 3/25/38	2,530,000	2,572,352
Mylan 4.55% 4/15/28	4,920,000	4,937,840

		38,087,258

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines–2.15%
Abu Dhabi Crude Oil Pipeline
3.65% 11/2/29	3,135,000	$3,000,979
4.60% 11/2/47	3,135,000	3,052,785
Enbridge 3.70% 7/15/27	7,065,000	6,785,475
µ6.00% 1/15/77	3,645,000	3,608,550
µ6.25% 3/1/78	2,910,000	2,892,423
Energy Transfer Partners 6.125% 12/15/45	10,365,000	10,793,664
µ6.625% 12/31/49	8,590,000	8,187,344
9.70% 3/15/19	4,172,000	4,426,011
µEnlink Midstream Partners 6.00% 12/15/22	2,855,000	2,671,700
Enterprise Products Operating 4.25% 2/15/48	4,040,000	3,954,028
Kinder Morgan 4.30% 3/1/28	12,640,000	12,610,057
MPLX
4.50% 4/15/38	6,015,000	5,958,220
4.70% 4/15/48	7,695,000	7,525,425
4.875% 12/1/24	10,915,000	11,460,857
5.20% 3/1/47	890,000	933,552
ONEOK 7.50% 9/1/23	8,950,000	10,441,824
Sabine Pass Liquefaction
5.625% 3/1/25	5,735,000	6,178,556
5.75% 5/15/24	9,345,000	10,071,327
5.875% 6/30/26	7,350,000	8,046,143
µTranscanada Trust 5.875% 8/15/76	4,235,000	4,425,575
Transcontinental Gas Pipe Line
4.00% 3/15/28	2,755,000	2,700,110
4.60% 3/15/48	3,300,000	3,206,921
Western Gas Partners 5.30% 3/1/48	4,065,000	4,040,928
Williams Partners 4.85% 3/1/48	2,520,000	2,504,264

		139,476,718

Real Estate Investment Trusts–1.28%
Alexandria Real Estate Equities 3.45% 4/30/25	2,795,000	2,708,062
American Tower 3.60% 1/15/28	10,515,000	10,003,855
American Tower Trust #1 3.07% 3/15/23	5,831,000	5,762,815
Corporate Office Properties
3.60% 5/15/23	4,342,000	4,256,873
5.25% 2/15/24	4,857,000	5,113,964
Crown Castle International
3.80% 2/15/28	1,695,000	1,633,507
5.25% 1/15/23	5,796,000	6,165,642
CubeSmart 3.125% 9/1/26	4,670,000	4,349,070
Education Realty Operating Partnership 4.60% 12/1/24	5,761,000	5,852,613

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Goodman US Finance Three 3.70% 3/15/28	2,300,000	$2,214,835
Hospitality Properties Trust 4.50% 3/15/25	5,307,000	5,369,666
Host Hotels & Resorts
3.75% 10/15/23	5,643,000	5,584,827
3.875% 4/1/24	3,885,000	3,842,108
Hudson Pacific Properties 3.95% 11/1/27	2,935,000	2,818,585
Kilroy Realty 3.45% 12/15/24	5,000,000	4,858,485
Life Storage 3.875% 12/15/27	1,085,000	1,047,066
LifeStorage 3.50% 7/1/26	4,958,000	4,745,025
Regency Centers 3.60% 2/1/27	885,000	849,891
Trust F/1401 5.25% 1/30/26	900,000	915,750
WP Carey 4.60% 4/1/24	4,604,000	4,724,919

		82,817,558

Savings & Loans–0.22%
Nationwide Building Society
µ4.125% 10/18/32	11,410,000	10,866,689
µ4.302% 3/8/29	3,245,000	3,241,857

		14,108,546

Semiconductors–0.27%
Analog Devices 2.95% 1/12/21	5,280,000	5,266,045
Broadcom 3.50% 1/15/28	6,300,000	5,933,635
NXP
4.125% 6/1/21	5,060,000	5,123,250
4.625% 6/1/23	1,115,000	1,137,635

		17,460,565

Software–0.31%
CDK Global 5.00% 10/15/24	5,523,000	5,647,267
Oracle
1.90% 9/15/21	2,254,000	2,177,218
2.40% 9/15/23	6,845,000	6,561,264
3.80% 11/15/37	5,415,000	5,365,654

		19,751,403

Telecommunications–2.24%
AT&T
3.40% 8/14/24	2,005,000	2,022,423
3.90% 8/14/27	5,150,000	5,195,342
4.30% 2/15/30	4,780,000	4,763,654
4.90% 8/14/37	14,480,000	14,606,423
5.15% 11/15/46	1,840,000	1,887,546
5.25% 3/1/37	3,975,000	4,217,619
Crown Castle Towers 4.883% 8/15/20	26,778,000	27,729,840
Deutsche Telekom International Finance
1.95% 9/19/21	4,085,000	3,919,678
2.485% 9/19/23	21,170,000	20,021,633

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Digicel Group
7.125% 4/1/22	470,000	$368,363
8.25% 9/30/20	1,982,000	1,714,430
Sprint 7.875% 9/15/23	3,500,000	3,578,750
Sprint Spectrum 4.738% 3/20/25	4,700,000	4,729,375
Telefonica Emisiones 4.895% 3/6/48	18,135,000	18,524,027
VEON Holdings 5.95% 2/13/23	2,000,000	2,092,020
Verizon Communications
4.125% 8/15/46	8,370,000	7,562,817
4.50% 8/10/33	18,720,000	19,003,048
5.50% 3/16/47	2,660,000	2,958,803

		144,895,791

Transportation–0.15%
Burlington Northern Santa Fe 4.05% 6/15/48	4,015,000	4,063,745
United Parcel Service 5.125% 4/1/19	5,473,000	5,623,629

		9,687,374

Trucking & Leasing–0.77%
µAerCap Global Aviation Trust 6.50% 6/15/45	13,385,000	14,505,994
Aviation Capital Group
3.50% 11/1/27	2,140,000	2,011,915
4.875% 10/1/25	8,540,000	8,968,574
Penske Truck Leasing
2.70% 3/14/23	4,655,000	4,474,013
3.30% 4/1/21	5,508,000	5,521,219
4.20% 4/1/27	14,291,000	14,432,735

		49,914,450

Total Corporate Bonds (Cost $2,237,318,907)		2,235,070,082

LOAN AGREEMENTS–1.91%
•Charter Communications Operating 1st Lien 3.88% (LIBOR03M + 2.00%) 4/30/25	9,975,000	10,023,279
•CROWN Americas Tranche B 1st Lien 4.355% (LIBOR03M + 2.00%) 1/29/25	10,500,000	10,607,468
•DaVita Tranche B 1st Lien 4.627% (LIBOR03M + 2.75%) 6/24/21	9,974,093	10,078,522
•First Data 1st Lien 4.122% (LIBOR03M + 2.25%) 4/26/24	12,374,247	12,405,987

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Flying Fortress Holdings Tranche B 1st Lien 4.052% (LIBOR03M + 1.75%) 10/30/22	5,000,000	$5,028,125
•HCA 1st Lien 3.398% (LIBOR03M + 1.75%) 3/18/23	3,796,847	3,817,615
•Hilton Worldwide Finance Tranche B2 1st Lien 3.872% (LIBOR03M + 2.00%) 10/25/23	9,974,811	10,038,600
•Lamar Media Tranche B 1st Lien 3.563% (LIBOR03M + 1.75%) 3/16/25	5,000,000	5,017,200
•Las Vegas Sands 1st Lien 3.651% (LIBOR03M + 1.75%) 3/27/25	3,000,000	3,009,750
•Level 3 Parent Tranche B 1st Lien 4.111% (LIBOR03M + 2.25%) 2/22/24	11,950,000	11,986,448
•Nielsen Finance Tranche B4 1st Lien 3.718% (LIBOR03M + 2.00%) 10/4/23	5,000,000	5,020,575
•RPI Finance Trust Tranche B6 1st Lien 4.302% (LIBOR03M + 2.00%) 3/27/23	4,959,193	4,988,353
•Sprint Communications Tranche B 1st Lien 4.438% (LIBOR03M + 2.50%) 2/2/24	9,974,811	9,988,327
•SS&C Technologies Tranche B3 1st Lien 4.397% (LIBOR03M + 2.50%) 3/9/25	7,500,000	7,544,925
•Univision Communications
Tranche C 1st Lien 4.627% (LIBOR03M + 2.75%) 3/15/24	2,561,896	2,524,813
•Western Digital Tranche A1 1st Lien 3.377% (LIBOR03M + 1.50%) 2/27/23	2,500,000	2,509,388
•Western Digital Tranche B 1st Lien 3.877% (LIBOR03M + 2.00%) 4/29/23	2,077,018	2,090,923

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•WR Grace & Co-Conn Tranche B2 1st Lien 4.058% (LIBOR03M + 1.75%) 2/23/25	7,000,000	$7,030,625

Total Loan Agreements (Cost $123,609,078)		123,710,923

MUNICIPAL BONDS–0.46%
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	1,080,000	1,067,850
California State Various Purposes 7.55% 4/1/39	1,260,000	1,923,390
Commonwealth of Massachusetts Series C 5.00% 10/1/25	540,000	637,805
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.574% 7/1/45	6,965,000	10,121,608
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	1,725,000	2,364,130
Oregon State Taxable Pension 5.892% 6/1/27	1,485,000	1,755,656
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,492,433
Texas Water Development Board Water Implementation Revenue 5.00% 10/15/46	3,265,000	3,740,155
Series A 5.00% 10/15/45	1,160,000	1,305,394
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	4,070,000	5,330,031

Total Municipal Bonds (Cost $24,633,933)		29,738,452

NON-AGENCY ASSET-BACKED SECURITIES–8.00%
American Express Credit Account Master Trust
•Series 2013-2 A 2.197% (LIBOR01M + 0.42%) 5/17/21	2,953,000	2,958,611

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
American Express Credit Account Master Trust (continued)
•Series 2017-2 A 2.227% (LIBOR01M + 0.45%) 9/16/24	270,000	$272,446
•Series 2017-5 A 2.157% (LIBOR01M + 0.38%) 2/18/25	2,620,000	2,637,518
•Series 2018-3 A 2.097% (LIBOR01M + 0.32%) 10/15/25	3,000,000	3,001,875
•AMMC CLO 16 Series 2015-16A AR 2.982% (LIBOR03M + 1.26%) 4/14/29	14,950,000	15,013,224
•AMMC CLO 19 Series 2016-19A A 3.222% (LIBOR03M + 1.50%) 10/15/28	3,000,000	3,023,331
•AMMC CLO 22 Series 2018-22A A 3.37% (LIBOR03M + 1.03%) 4/25/31	2,300,000	2,300,000
•Apex Credit CLO Series 2018-1A A2 3.325% (LIBOR03M + 1.03%) 4/25/31	7,000,000	7,000,000
•Atlas Senior Loan Fund X Series 2018-10A A 2.796% (LIBOR03M + 1.09%) 1/15/31	3,000,000	3,001,110
•Atrium XIII Series 2013-A A1 2.621% (LIBOR03M + 1.18%) 11/21/30	6,500,000	6,539,403
Avery Point VI CLO
•Series 2015-6A A 3.237% (LIBOR03M + 1.45%) 8/5/27	8,350,000	8,363,109
•Series 2015-6A B 3.737% (LIBOR03M + 1.95%) 8/5/27	3,000,000	3,005,274
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	6,919,000	6,892,237
BA Credit Card Trust
•Series 2016-A1 A 2.167% (LIBOR01M + 0.39%) 10/15/21	6,421,000	6,440,304
Series 2017-A1 A1 1.95% 8/15/22	3,500,000	3,451,013
•Barclays Dryrock Issuance Trust Series 2017-1 A 2.107% (LIBOR01M + 0.33%) 3/15/23	1,382,000	1,386,722
•Benefit Street Partners CLO X Series 2016-10A A1 3.212% (LIBOR03M + 1.49%) 1/15/29	3,500,000	3,520,009

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Black Diamond CLO
•Series 2017-1A A1A 2.655% (LIBOR03M + 1.29%) 4/24/29	9,000,000	$9,052,569
•Series 2017-2A A2 2.36% (LIBOR03M + 1.30%) 1/20/32	3,000,000	3,013,002
•Black Diamond CLO Designated Activity Series 2015-1A A2R 1.05% (LIBOR03M + 1.05%) 10/3/29	5,000,000	5,004,965
Cabela’s Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	3,495,000	3,458,246
•Catamaran CLO Series 2014-1A A1B 3.135% (LIBOR03M + 1.39%) 4/22/30	11,150,000	11,177,763
•Cedar Funding VI CLO Series 2016-6A A1 2.833% (LIBOR03M + 1.47%) 10/20/28	9,600,000	9,639,014
•CFIP CLO Series 2017-1A A 2.616% (LIBOR03M + 1.22%) 1/18/30	5,300,000	5,336,734
•CIFC Funding Series 2017-1A A 3.105% (LIBOR03M + 1.36%) 4/23/29	9,500,000	9,546,930
Citibank Credit Card Issuance Trust
•Series 2016-A3 A3 2.192% (LIBOR01M + 0.49%) 12/7/23	10,000,000	10,082,849
•Series 2017-A5 A5 2.474% (LIBOR01M + 0.62%) 4/22/26	5,165,000	5,200,449
•Series 2017-A7 A7 2.081% (LIBOR01M + 0.37%) 8/8/24	4,525,000	4,540,371
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.40% 11/25/36	4,987,000	5,158,361
•CNH Equipment Trust Series 2016-B A2B 2.177% (LIBOR01M + 0.40%) 10/15/19	80,128	80,140
•Crestline Denali CLO XV Series 2017-1A A 3.045% (LIBOR03M + 1.30%) 4/20/30	12,000,000	12,063,108
•CVP CLO Series 2017-2A A 3.116% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,312,102

LVIP Delaware Bond Fund –21

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust
•Series 2014-A1 A1 2.207% (LIBOR01M + 0.43%) 7/15/21	4,180,000	$4,190,172
•Series 2017-A1 A1 2.267% (LIBOR01M + 0.49%) 7/15/24	2,400,000	2,421,791
•Series 2017-A3 A3 2.007% (LIBOR01M + 0.23%) 10/17/22	6,125,000	6,134,284
•Series 2017-A5 A5 2.377% (LIBOR01M + 0.60%) 12/15/26	8,890,000	8,966,300
•Series 2017-A7 A7 2.137% (LIBOR01M + 0.36%) 4/15/25	3,890,000	3,904,437
•Series 2018-A2 A2 0.85% (LIBOR01M + 0.33%) 8/15/25	9,725,000	9,725,446
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	8,500,000	8,469,862
Ford Credit Floorplan Master Owner Trust A
•Series 2015-2 A2 2.347% (LIBOR01M + 0.57%) 1/15/22	8,736,000	8,786,130
•Series 2017-1 A2 2.197% (LIBOR01M + 0.42%) 5/15/22	2,775,000	2,783,780
•Series 2018-1 A2 2.221% (LIBOR01M + 0.28%) 5/15/23	5,525,000	5,525,126
•Golden Credit Card Trust Series 2014-2A A 2.227% (LIBOR01M + 0.45%) 3/15/21	4,120,000	4,129,859
•GoldenTree Loan Management US CLO 1 Series 2017-1A A 2.965% (LIBOR03M + 1.22%) 4/20/29	11,120,000	11,186,720
•Golub Capital Partners CLO 19B-R Series 2017-19RA A1A 2.671% (LIBOR03M + 1.30%) 7/26/29	10,000,000	10,074,360
•Grippen Park CLO Series 2017-1A A 3.005% (LIBOR03M + 1.26%) 1/20/30	12,000,000	12,064,392
HOA Funding Series 2014-1A A2 4.846% 8/20/44	1,478,700	1,441,245
•Hull Street CLO Series 2014-1A AR 2.954% (LIBOR03M + 1.22%) 10/18/26	9,000,000	8,997,156

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
ICG US CLO
•Series 2014-3A A1AR 2.975% (LIBOR03M + 1.23%) 1/25/27	5,000,000	$5,000,000
•Series 2017-1A A 3.11% (LIBOR03M + 1.35%) 4/28/29	9,000,000	9,107,109
JFIN CLO
•Series 2016-1A A2A 2.51% (LIBOR03M + 0.75%) 7/27/28	500,000	500,099
•Series 2017-1A A1 3.211% (LIBOR03M + 1.47%) 4/24/29	14,345,000	14,439,835
•KKR CLO Series 20 A 2.846% (LIBOR03M + 1.13%) 10/16/30	6,400,000	6,427,962
•KKR Financial CLO Series 2013-1A A1R 3.012% (LIBOR03M + 1.29%) 4/15/29	10,000,000	10,099,660
•KVK CLO Series 2015-1A AR 3.142% (LIBOR03M + 1.25%) 5/20/27	9,000,000	9,002,097
•Mariner CLO 5 Series 2018-5A A 3.324% (LIBOR03M + 1.11%) 4/25/31	4,000,000	4,001,928
•Mercedes-Benz Master Owner Trust Series 2016-AA A 2.357% (LIBOR01M + 0.58%) 5/15/20	5,054,000	5,057,032
•Midocean Credit CLO VIII Series 2018-8A A1 3.036% (LIBOR03M + 1.15%) 2/20/31	4,000,000	4,010,992
•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 3.222% (LIBOR01M + 1.35%) 9/27/21	3,335,000	3,350,159
•New Residential Mortgage Trust Series 2018-1A A1A 4.00% 12/25/57	1,882,759	1,924,896
•Nissan Master Owner Trust Receivables Series 2017-C A 2.097% (LIBOR01M + 0.32%) 10/17/22	9,860,000	9,861,973
•Northwoods Capital XV Series 2017-15A A 3.502% (LIBOR03M + 1.30%) 6/20/29	5,500,000	5,539,677
•PFS Financing Series 2018-A A 2.177% (LIBOR01M + 0.40%) 2/15/22	2,730,000	2,729,932

LVIP Delaware Bond Fund –22

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Saranac CLO II Series 2014-2A A1AR 3.115% (LIBOR03M + 1.23%) 11/20/29	10,000,000	$10,073,980
•Shackleton X CLO Series 2017-10A A 3.075% (LIBOR03M + 1.33%) 4/20/29	4,000,000	4,022,296
•Sound Point CLO XV Series 2017-1A A 3.134% (LIBOR03M + 1.39%) 1/23/29	2,000,000	2,009,274
•Steele Creek CLO Series 2017-1A A 2.884% (LIBOR03M + 1.25%) 1/15/30	5,500,000	5,511,330
•TIAA CLO Series 2017-1A A 3.025% (LIBOR03M + 1.28%) 4/20/29	9,320,000	9,371,968
•TIAA CLO III Series 2017-2A A 2.627% (LIBOR03M + 1.15%) 1/16/31	14,000,000	14,058,898
•TICP CLO IX Series 2017-9A A 2.871% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,669,485
Towd Point Mortgage Trust
•Series 2015-5 A1B 2.75% 5/25/55	2,976,703	2,952,828
•Series 2015-6 A1B 2.75% 4/25/55	3,231,575	3,196,409
•Series 2016-1 A1B 2.75% 2/25/55	2,167,677	2,150,584
•Series 2016-2 A1 3.00% 8/25/55	2,053,475	2,038,185
•Series 2016-3 A1 2.25% 4/25/56	2,855,202	2,809,458
•Series 2017-1 A1 2.75% 10/25/56	2,277,578	2,251,994
•Series 2017-2 A1 2.75% 4/25/57	1,224,423	1,215,361
•Series 2018-1 A1 3.00% 1/25/58	1,861,824	1,851,648
Toyota Auto Receivables Owner Trust
Series 2015-B A3 1.27% 5/15/19	936,653	935,143
•Series 2017-B A2B 1.837% (LIBOR01M + 0.06%) 1/15/20	7,753,651	7,753,648
•Trinitas CLO VI Series 2017-6A A 3.065% (LIBOR03M + 1.32%) 7/25/29	9,750,000	9,823,603
•Venture CDO Series 2016-25A A1 3.235% (LIBOR03M + 1.49%) 4/20/29	4,020,000	4,051,268
•Venture XXII CLO Series 2015-22A AR 2.801% (LIBOR03M + 1.08%) 1/15/31	4,000,000	4,001,488

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust
Series 2016-2A A 1.68% 5/20/21	4,405,000	$4,355,204
•Series 2018-1A A1B 2.01% (LIBOR01M + 0.26%) 9/20/22	5,000,000	5,001,482
•Verizon Owner Trust 2017-3 Series 2017-3A A1B 2.092% (LIBOR01M + 0.27%) 4/20/22	5,741,000	5,748,464
Volvo Financial Equipment Series 2017-1A A2 1.55% 10/15/19	3,744,291	3,730,843
•Voya CLO Series 2017-1A A1 2.981% (LIBOR03M + 1.25%) 4/17/30	5,000,000	5,025,940
Wendy’s Funding Series 2018-1A A2I 3.573% 3/15/48	2,987,513	2,951,184
•World Financial Network Credit Card Master Trust Series 2015-A A 2.257% (LIBOR01M + 0.48%) 2/15/22	4,220,000	4,220,606
•Zais CLO 6 Series 2017-1A A1 3.092% (LIBOR03M + 1.37%) 7/15/29	9,000,000	9,049,194

Total Non-Agency Asset-Backed Securities (Cost $515,967,937)		518,158,965

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.19%
Agate Bay Mortgage Trust
•Series 2015-1 B1 3.82% 1/25/45	3,134,311	3,113,173
•Series 2015-1 B2 3.82% 1/25/45	1,771,081	1,752,238
•Flagstar Mortgage Trust Series 2018-1 A5 3.50% 3/25/48	3,925,642	3,916,441
•Galton Funding Mortgage Trust Series 2018-1 A43 3.50% 11/25/57	3,316,582	3,325,967
JPMorgan Mortgage Trust
•Series 2014-2 B1 3.424% 6/25/29	1,975,706	1,958,453
•Series 2014-2 B2 3.424% 6/25/29	736,089	724,934
•Series 2014-IVR6 2A4 2.50% 7/25/44	2,896,000	2,898,022
•Series 2015-1 B1 2.717% 12/25/44	3,981,575	3,965,403
•Series 2015-1 B2 2.717% 12/25/44	3,703,722	3,677,322
•Series 2015-4 B1 3.624% 6/25/45	2,947,363	2,898,418
•Series 2015-4 B2 3.624% 6/25/45	2,110,759	2,033,654

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
•Series 2015-5 B2 2.889% 5/25/45	3,282,124	$3,227,218
•Series 2015-6 B1 3.616% 10/25/45	2,423,853	2,362,653
•Series 2015-6 B2 3.616% 10/25/45	2,053,685	1,951,937
•Series 2016-4 B1 3.901% 10/25/46	1,565,512	1,568,964
•Series 2016-4 B2 3.901% 10/25/46	2,670,847	2,644,755
•Series 2017-1 B2 3.554% 1/25/47	4,890,359	4,721,490
•Series 2017-2 A3 3.50% 5/25/47	2,236,015	2,218,982
•=Series 2017-6 B1 3.857% 12/25/48	2,912,123	2,817,709
•Series 2018-1 A3 3.50% 6/25/48	3,147,421	3,122,462
•=Series 2018-3 A5 3.50% 4/25/48	4,650,000	4,636,515
New Residential Mortgage Loan Trust
•Series 2016-4A A1 3.75% 11/25/56	1,326,783	1,339,075
•Series 2017-1A A1 4.00% 2/25/57	2,935,943	2,992,656
•Series 2017-2A A4 4.00% 3/25/57	3,789,766	3,834,858
Sequoia Mortgage Trust
•Series 2013-4 B2 3.489% 4/25/43	1,907,876	1,866,226
•Series 2014-2 A4 3.50% 7/25/44	1,850,009	1,846,901
•Series 2015-1 B2 3.875% 1/25/45	2,236,171	2,253,987
•Series 2017-4 A1 3.50% 7/25/47	2,380,522	2,361,580
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 3.373% 9/25/37	1,429,318	1,440,542

Total Non-Agency Collateralized Mortgage Obligations (Cost $77,517,887)		77,472,535

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 6.46%
•Banc of America Commercial Mortgage Trust Series 2017-BNK3 C 4.352% 2/15/50	2,180,000	2,181,178
BANK
•Series 2017-BNK4 XA 1.453% 5/15/50	27,212,667	2,534,645

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
Series 2017-BNK5 A5 3.39% 6/15/60	9,395,000	$9,272,824
•Series 2017-BNK5 B 3.896% 6/15/60	4,085,000	4,119,602
Series 2017-BNK7 A5 3.435% 9/15/60	4,470,000	4,439,290
Series 2017-BNK8 A4 3.488% 11/15/50	3,225,000	3,215,795
BENCHMARK Mortgage Trust Series 2018-B1 A5 3.666% 1/15/51	10,000,000	10,090,626
Caesars Palace Las Vegas Trust Series 2017-VICI B 3.835% 10/15/34	5,270,000	5,337,981
CD Mortgage Trust Series 2016-CD2 A3 3.248% 11/10/49	10,185,000	10,000,697
•Series 2016-CD2 A4 3.526% 11/10/49	4,020,000	4,018,010
•Series 2017-CD6 B 3.911% 11/13/50	2,760,000	2,771,594
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.755% 12/15/47	4,875,000	5,216,189
Series 2016-C7 A3 3.839% 12/10/54	6,870,000	6,964,307
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	4,941,000	5,008,829
Series 2015-GC27 A5 3.137% 2/10/48	14,090,000	13,854,133
Series 2016-P3 A4 3.329% 4/15/49	11,997,000	11,866,168
Series 2017-C4 A4 3.471% 10/12/50	3,940,000	3,903,433
COMM Mortgage Trust
Series 2013-CR6 AM 3.147% 3/10/46	5,355,000	5,292,613
Series 2013-WWP A2 3.424% 3/10/31	2,235,000	2,278,040
Series 2014-CR19 A5 3.796% 8/10/47	3,947,000	4,047,796
Series 2014-CR20 AM 3.938% 11/10/47	10,915,000	11,137,723
Series 2015-3BP A 3.178% 2/10/35	22,346,000	22,015,603
Series 2015-CR23 A4 3.497% 5/10/48	3,327,000	3,334,221
◆Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.762% 2/10/49	8,088,000	8,202,830

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	14,100,000	$13,901,586
Series 2016-C3 A5 2.89% 9/10/49	6,360,000	6,065,447
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.699% 11/10/46	6,552,000	6,911,851
GRACE Mortgage Trust
Series 2014-GRCE A 3.369% 6/10/28	16,624,000	16,796,580
Series 2014-GRCE B 3.52% 6/10/28	5,588,000	5,570,955
GS Mortgage Securities II
Series 2018-GS9 A4 3.992% 3/10/51	3,480,000	3,595,860
Series 2018-GS9 B 4.321% 3/10/51	2,875,000	2,962,492
GS Mortgage Securities Trust
•Series 2010-C1 C 5.635% 8/10/43	3,023,000	3,114,898
Series 2015-GC32 A4 3.764% 7/10/48	3,538,000	3,607,755
•Series 2017-GS5 XA 0.824% 3/10/50	91,059,545	5,540,090
Series 2017-GS6 A3 3.433% 5/10/50	4,900,000	4,859,969
JPM-BB Commercial Mortgage Securities Trust
•Series 2015-C27 XA 1.35% 2/15/48	94,489,884	5,385,602
Series 2015-C31 A3 3.801% 8/15/48	8,575,000	8,739,156
Series 2015-C33 A4 3.77% 12/15/48	16,643,000	16,977,969
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	11,776,000	11,463,620
Series 2016-C4 A3 3.141% 12/15/49	7,150,000	6,937,480
Series 2017-C7 A5 3.409% 10/15/50	3,755,000	3,706,926
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.548% 8/12/37	1,656,000	1,675,521
Series 2013-LC11 B 3.499% 4/15/46	8,529,000	8,377,959
Series 2015-JP1 A5 3.914% 1/15/49	8,627,000	8,878,437

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2016-JP2 A4 2.822% 8/15/49	10,654,000	$10,107,905
Series 2016-WIKI A 2.798% 10/5/31	4,525,000	4,460,386
Series 2016-WIKI B 3.201% 10/5/31	4,395,000	4,343,716
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	4,797,181	3,800,694
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	4,533,000	4,625,440
Series 2015-C23 A4 3.719% 7/15/50	18,182,000	18,465,061
Series 2015-C26 A5 3.531% 10/15/48	5,698,000	5,715,242
Series 2016-C29 A4 3.325% 5/15/49	4,910,000	4,848,273
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41	2,345,000	2,226,353
Series 2011-C3 A4 4.118% 7/15/49	5,645,000	5,822,436
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	5,033,337	5,080,682
Series 2018-C9 A4 4.117% 3/15/51	6,050,000	6,266,560
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	3,276,000	3,311,886
Series 2014-LC18 A5 3.405% 12/15/47	5,756,058	5,745,038
Series 2015-NXS3 A4 3.617% 9/15/57	3,185,000	3,206,259
Series 2016-BNK1 A3 2.652% 8/15/49	7,895,000	7,408,546
Series 2017-C38 A5 3.453% 7/15/50	5,730,000	5,682,774
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	11,490,000	11,314,239

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $432,199,841)		418,605,770

ΔREGIONAL BONDS–0.35%
Canada–0.35%
Province of New Brunswick Canada 2.50% 12/12/22	10,780,000	10,562,582

LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Quebec Canada 2.75% 4/12/27	12,575,000	$12,172,696

Total Regional Bonds (Cost $23,343,225)		22,735,278

ΔSOVEREIGN BONDS–0.11%
Bermuda–0.03%
Bermuda Government International Bond 3.717% 1/25/27	2,200,000	2,156,000

		2,156,000

Costa Rica–0.03%
Costa Rica Government International Bond 4.25% 1/26/23	1,750,000	1,687,875

		1,687,875

Croatia–0.03%
Croatia Government International Bond 5.50% 4/4/23	1,748,000	1,878,153

		1,878,153

Jordan–0.02%
Jordan Government International Bond 5.75% 1/31/27	1,300,000	1,267,916

		1,267,916

Total Sovereign Bonds (Cost $7,072,585)		6,989,944

SUPRANATIONAL BANK–0.06%
Banque Ouest Africaine de Developpement 5.00% 7/27/27	4,150,000	4,144,190

Total Supranational Bank (Cost $4,070,071)		4,144,190

U.S. TREASURY OBLIGATIONS–8.58%
U.S. Treasury Bond 3.00% 2/15/48	215,580,000	216,843,169
U.S. Treasury Inflation Index Note 0.125% 4/15/22	98,343,573	96,977,482
U.S. Treasury Notes
2.25% 11/15/27	21,500,000	20,598,008
2.625% 2/28/23	65,360,000	65,566,806
2.75% 2/15/28	155,800,000	155,900,413

Total U.S. Treasury Obligations (Cost $547,732,007)		555,885,878

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.46%
µBank of America 6.50% 10/23/49	8,780,000	$9,450,353
µGeneral Electric 5.00% 12/29/49	11,565,000	11,463,806
µIntegrys Holding 6.00% 8/1/73	248,850	6,563,419
µMorgan Stanley 5.55% 12/29/49	1,515,000	1,563,889
•USB Realty 2.867% (LIBOR03M + 1.147%) 8/1/73	615,000	555,806

Total Preferred Stock (Cost $29,337,908)		29,597,273

	Principal Amount°
SHORT-TERM INVESTMENTS–4.92%
≠Discounted Commercial Paper–4.92%
Abbey National Treasury Services 1.69% 4/2/18	55,720,000	55,717,384
Banco Estado Chile 1.691% 4/3/18	55,000,000	54,986,778
Cornell University 2.007% 5/24/18	14,200,000	14,158,394
Dartmouth College 1.94% 6/14/18	10,000,000	9,959,400
Duke University 1.737% 5/15/18	20,909,000	20,857,052
DZ Bank New York 1.67% 4/2/18	59,260,000	59,257,251
Societe Generale 1.62% 4/2/18	55,000,000	54,997,525
St Joseph County Indiana 1.924% 5/2/18	9,500,000	9,482,805
University of Chicago 1.753% 4/10/18	7,565,000	7,561,747
Yale University 1.703% 4/9/18	32,000,000	31,982,938

		318,961,274

Total Short Term Investments (Cost $318,984,196)		318,961,274

LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–101.94% (Cost $6,629,107,962)	$6,604,646,148
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.94%)	(125,403,133)

NET ASSETS APPLICABLE TO 481,657,689 SHARES OUTSTANDING–100.00%	$6,479,243,015

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2018.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $8,630,563 cash collateral held at broker for futures contracts as of March 31, 2018.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Delaware Bond Fund–27

LVIP Delaware Bond Fund

Schedule of Investments (continued)

The following futures contracts and swap contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
(427)	Long Gilt	$(73,579,128)	$(72,217,118)	6/28/18	$—	$(1,362,010)
10,007	U.S. Treasury 5 yr Notes	1,145,410,602	1,141,876,122	7/2/18	3,534,480	—
1,699	U.S. Treasury 10 yr Notes	205,817,922	204,841,626	6/20/18	976,296	—
(897)	U.S. Treasury Long Bonds	(131,522,625)	(128,316,916)	6/21/18	—	(3,205,709)

Total Futures Contracts					$4,510,776	$(4,567,719)

Swap Contracts

CDS Contracts

Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Depreciation
Over-The-Counter/Protection Purchased:
CDX.NA.HY.29[2] -Quarterly	64,290,000	5.00%	12/20/22	$(4,252,439)	$(4,095,663)	$(156,776)

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)[3]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation
Centrally Cleared:
30 yr IRS -Semiannual/Quarterly	3,305,000	(2.661)%	2.312%	1/27/47	$112,233	$—	$112,233
30 yr IRS -Semiannual/Quarterly	5,280,000	(2.687)%	2.312%	1/30/47	151,507	—	151,507

Total IRS Contracts						$—	$263,740

LVIP Delaware Bond Fund–28

LVIP Delaware Bond Fund

Schedule of Investments (continued)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade is in the CDS market. Constituents for the index can be found at www.markit.com/documentation.

3Rate resets based on LIBOR03M.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BB–Barclays Bank

CDS–Credit Default Swaps

CDX.NA.HY–Credit Default Swap Index North America High Yield

CLO–Collateralized Loan Obligation

DB–Deutsche Bank

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

GS–Goldman Sachs

ICE–Intercontinental Exchange

IRS–Interest Rate Swap

JPM–JPMorgan

LB–Lehman Brothers

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR12M–ICE LIBOR USD 12 Month

RBS–Royal Bank of Scotland

REMICs–Real Estate Mortgage Investment Conduit

S.F.–Single Family

WF–Wells Fargo

yr–Year

See accompanying notes.

LVIP Delaware Bond Fund –29

LVIP Delaware Bond Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Bond Fund Notes–30

LVIP Delaware Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Agency Collateralized Mortgage Obligations	$—	$792,576,380	$2,165,775	$794,742,155
Agency Commercial Mortgage-Backed Securities	—	99,872,241	—	99,872,241
Agency Mortgage-Backed Securities	—	1,368,961,188	—	1,368,961,188
Corporate Bonds	—	2,235,070,082	—	2,235,070,082
Municipal Bonds	—	29,738,452	—	29,738,452
Non-Agency Asset-Backed Securities	—	518,158,965	—	518,158,965
Non-Agency Collateralized Mortgage Obligations	—	72,836,020	4,636,515	77,472,535
Non-Agency Commercial Mortgage-Backed
Securities	—	418,605,770	—	418,605,770
Regional Bonds	—	22,735,278	—	22,735,278
Loan Agreements	—	123,710,923	—	123,710,923
Sovereign Bonds	—	6,989,944	—	6,989,944
Supranational Banks	—	4,144,190	—	4,144,190
U.S. Treasury Obligations	—	555,885,878	—	555,885,878
Preferred Stock	—	29,597,273	—	29,597,273
Short-Term Investments	—	318,961,274	—	318,961,274

Total Investments	$—	$6,597,843,858	$6,802,290	$6,604,646,148

Derivatives:

Assets:
Futures Contracts	$4,510,776	$—	$—	$4,510,776

Swap Contracts	$—	$263,740	$—	$263,740

Liabilities:
Futures Contracts	$(4,567,719)	$—	$—	$(4,567,719)

Swap Contracts	$—	$(156,776)	$—	$(156,776)

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the Schedule of Investments and accompanying notes.

LVIP Delaware Bond Fund–31

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.63%
Fannie Mae Connecticut Avenue Securities
•Series 2016-C03 1M1 3.872% (LIBOR01M + 2.00%) 10/25/28	467,827	$474,946
•Series 2016-C04 1M1 3.322% (LIBOR01M + 1.45%) 1/25/29	348,970	351,758
•Series 2017-C01 1M1 3.172% (LIBOR01M + 1.30%) 7/25/29	352,286	355,129
*Fannie Mae Interest Strip Series 409 C3 3.00% 5/25/27	7,472,081	656,525
Fannie Mae REMICs
•Series 2005-106 QF 2.382% (LIBOR01M + 0.51%) 12/25/35	1,216,761	1,229,117
•Series 2006-40 F 2.172% (LIBOR01M + 0.30%) 5/25/36	78,468	78,412
*Series 2012-150 DI 3.00% 1/25/28	18,551,588	1,775,088
•*Series 2017-69 SG 4.279% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 9/25/47	1,267,919	258,875
Freddie Mac REMICs
•Series 3152 JF 2.227% (LIBOR01M + 0.45%) 8/15/35	74,048	74,258
•Series 3311 VF 2.017% (LIBOR01M + 0.24%) 5/15/37	195,973	195,158
•Series 3800 AF 2.277% (LIBOR01M + 0.50%) 2/15/41	274,168	275,808
*Series 4096 EI 3.00% 8/15/27	16,458,877	1,566,360
*Series 4600 WI 3.50% 5/15/36	10,790,656	1,897,875
*Series 4700 WI 3.50% 1/15/44	6,073,202	991,682
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA3 M1 2.972% (LIBOR01M + 1.10%) 12/25/28	307,200	307,488
GNMA
•Series 2010-46 MF 2.186% (LIBOR01M + 0.40%) 5/16/34	270,401	271,637

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2017-68 SB 4.328% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 5/20/47	1,104,988	$189,133
•*Series 2017-80 AS 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 5/20/47	13,449,495	2,652,379
•*Series 2017-91 SM 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 6/20/47	1,032,140	210,586
•*Series 2017-117 SD 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 8/20/47	1,005,259	197,916
•*Series 2017-120 QS 4.378% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 8/20/47	1,283,144	267,191

Total Agency Collateralized Mortgage Obligations (Cost $13,861,002)		14,277,321

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.56%
•FREMF Mortgage Trust Series 2014-K716 B 3.951% 8/25/47	4,820,000	4,925,402

Total Agency Commercial Mortgage-Backed Security (Cost $4,990,415)		4,925,402

AGENCY MORTGAGE-BACKED SECURITIES–1.31%
Fannie Mae S.F. 30 yr
4.50% 5/1/46	723,759	763,473
5.50% 5/1/44	9,530,311	10,523,801
6.00% 12/1/37	209,934	234,326

Total Agency Mortgage-Backed Securities (Cost $11,656,915)		11,521,600

CONVERTIBLE BONDS–0.55%
Alaska Communications Systems Group 6.25%, exercise price $10.28, maturity date 5/1/18	29,000	29,623
Ares Capital 3.75%, exercise price $19.39, maturity date 2/1/22	13,000	13,317
BioMarin Pharmaceutical 1.50%, exercise price $94.15, maturity date 10/15/20	25,000	27,656

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Blackstone Mortgage Trust 4.375%, exercise price $35.67, maturity date 5/5/22	919,000	$907,145
Blackstone Mortgage Trust 5.25%, exercise price $27.36, maturity date 12/1/18	52,000	59,132
Brookdale Senior Living 2.75%, exercise price $29.33, maturity date 6/15/18	722,000	722,902
Cemex 3.72%, exercise price $11.01, maturity date 3/15/20	33,000	34,091
Cheniere Energy 4.25%, exercise price $138.38, maturity date 3/15/45	173,000	135,138
DISH Network 2.375%, exercise price $82.22, maturity date 3/15/24	49,000	43,575
DISH Network 3.375%, exercise price $65.18, maturity date 8/15/26	18,000	17,382
GAIN Capital Holdings 5.00%, exercise price $8.20, maturity date 8/15/22	461,000	522,196
Helix Energy Solutions Group 4.25%, exercise price $13.89, maturity date 5/1/22	512,000	485,980
Insulet 1.25%, exercise price $58.37, maturity date 9/15/21	28,000	43,489
Kaman 3.25%, exercise price $65.26, maturity date 5/1/24	45,000	51,275
Knowles 3.25%, exercise price $18.43, maturity date 11/1/21	46,000	48,014
Liberty Interactive 1.75%, exercise price $341.10, maturity date 9/30/46	45,000	50,076
Liberty Media 2.25%, exercise price $104.55, maturity date 9/30/46	15,000	15,685
Medicines 2.75%, exercise price $48.97, maturity date 7/15/23	33,000	31,849
New Mountain Finance 5.00%, exercise price $15.80, maturity date 6/15/19	61,000	62,885
Spirit Realty Capital 3.75%, exercise price $12.93, maturity date 5/15/21	575,000	584,275
Synaptics 0.50%, exercise price $73.02, maturity date 6/15/22	9,000	8,511
Synchronoss Technologies 0.75%, exercise price $53.17, maturity date 8/15/19	38,000	36,010

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Tesla Energy Operations 1.625%, exercise price $759.35, maturity date 11/1/19	800,000	$731,996
•Vector Group 1.75%, exercise price $22.35, maturity date 4/15/20	85,000	93,682
Verint Systems 1.50%, exercise price $64.46, maturity date 6/1/21	69,000	67,517

Total Convertible Bonds (Cost $4,792,480)		4,823,401

	Number of Shares
CONVERTIBLE PREFERRED STOCK–0.18%
A Schulman 6.00%, exercise price $52.33, expiration date 12/31/49	170	174,538
AMG Capital Trust II 5.15%, exercise price $200.00, expiration date 10/15/37	12,425	773,181
DTE Energy 6.50%, exercise price $116.31, expiration date 10/1/19	663	34,536
El Paso Energy Capital Trust I 4.75%, exercise price $50.00, expiration date 3/31/28	829	39,688
Welltower 6.50%, exercise price $57.42, expiration date 12/31/49	10,350	575,874

Total Convertible Preferred Stock (Cost $1,691,936)		1,597,817

	Principal Amount°

CORPORATE BONDS–54.03%
Agriculture–0.45%
BAT Capital 2.764% 8/15/22	3,875,000	3,751,886
MHP 8.25% 4/2/20	200,000	217,754

		3,969,640

Airlines–0.18%
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	158,158	154,995
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	232,032	230,151

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	425,849	$431,219
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	758,705	754,570

		1,570,935

Auto Manufacturers–3.45%
Daimler Finance North America 3.35% 2/22/23	1,425,000	1,420,951
•Ford Motor Credit 2.717% (LIBOR03M + 0.93%) 11/4/19	7,130,000	7,177,353
General Motors Financial
3.10% 1/15/19	4,120,000	4,125,229
4.375% 9/25/21	5,500,000	5,657,934
Hyundai Capital America 3.00% 3/18/21	490,000	484,520
•PACCAR Financial 2.625% (LIBOR03M + 0.60%) 12/6/18	5,850,000	5,870,165
Toyota Motor Credit 2.00% 10/24/18	5,525,000	5,507,101

		30,243,253

Banks–20.71%
µAkbank Turk 7.20% 3/16/27	230,000	235,304
•Bank of America 2.557% (LIBOR03M + 0.77%) 2/5/26	12,160,000	11,925,541
•Bank of New York Mellon 2.817% (LIBOR03M + 1.05%) 10/30/23	6,535,000	6,646,303
µBarclays 8.25% 12/29/49	2,750,000	2,844,627
•BB&T 1.993% (LIBOR03M + 0.22%) 2/1/21	8,520,000	8,476,801
BBVA Bancomer 7.25% 4/22/20	450,000	479,921
BGEO Group 6.00% 7/26/23	200,000	202,750
•Citigroup 2.985% (LIBOR03M + 1.10%) 5/17/24	10,755,000	10,859,260
Citizens Bank 2.55% 5/13/21	4,000,000	3,907,681
Citizens Financial Group
2.375% 7/28/21	1,000,000	970,599
4.30% 12/3/25	750,000	759,736
Compass Bank 3.875% 4/10/25	970,000	950,498
•Dexia Credit Local 2.339% (LIBOR03M + 0.50%) 2/15/19	4,440,000	4,453,135
Fifth Third Bancorp
2.60% 6/15/22	540,000	524,104
2.875% 7/27/20	4,000,000	3,994,449
•Fifth Third Bank 2.795% (LIBOR03M + 0.91%) 8/20/18	1,770,000	1,773,913

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
•Goldman Sachs Group 3.584% (LIBOR03M + 1.60%) 11/29/23	7,945,000	$8,199,510
Huntington Bancshares 2.30% 1/14/22	935,000	896,505
Huntington National Bank 2.50% 8/7/22	6,290,000	6,069,481
JPMorgan Chase & Co.
•2.645% (LIBOR03M + 0.90%) 4/25/23	4,205,000	4,223,515
•2.971% (LIBOR03M + 1.23%) 10/24/23	9,710,000	9,859,956
KeyBank
2.35% 3/8/19	4,750,000	4,732,749
2.50% 11/22/21	2,000,000	1,954,030
3.18% 5/22/22	1,630,000	1,624,182
Manufacturers & Traders Trust
2.05% 8/17/20	4,265,000	4,169,661
2.50% 5/18/22	530,000	514,972
•Morgan Stanley 3.011% (LIBOR03M + 1.22%) 5/8/24	12,950,000	13,166,907
•Nederlandse Waterschapsbank 2.145% (LIBOR03M + 0.02%) 3/15/19	4,285,000	4,284,670
Oesterreichische Kontrollbank 2.875% 3/13/23	2,375,000	2,378,824
•PNC Bank 2.26% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,523,964
Regions Bank 2.25% 9/14/18	3,985,000	3,978,257
Royal Bank of Canada 2.75% 2/1/22	3,425,000	3,379,504
Royal Bank of Scotland Group
•3.309% (LIBOR03M + 1.47%) 5/15/23	3,610,000	3,643,626
µ8.625% 12/29/49	1,550,000	1,687,562
•Santander UK 2.794% (LIBOR03M + 0.85%) 8/24/18	5,700,000	5,714,437
µState Street 2.653% 5/15/23	1,290,000	1,260,486
SunTrust Bank 2.45% 8/1/22	2,000,000	1,928,866
SunTrust Banks 2.70% 1/27/22	1,360,000	1,331,257
µ5.05% 6/15/22	280,000	278,950
SVB Financial Group 3.50% 1/29/25	770,000	753,506
•Toronto-Dominion Bank 2.317% (LIBOR03M + 0.55%) 4/30/18	5,650,000	5,651,347
Turkiye Garanti Bankasi 5.25% 9/13/22	260,000	258,636
UBS Group Funding Switzerland 3.00% 4/15/21	10,365,000	10,262,919

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	465,000	$420,499
•Wells Fargo & Co. 3.002% (LIBOR03M + 1.23%) 10/31/23	13,300,000	13,501,806

		181,655,206

Beverages–2.10%
Anheuser-Busch InBev Finance 2.65% 2/1/21	6,600,000	6,552,737
•Anheuser-Busch Inbev Worldwide 2.463% (LIBOR03M + 0.69%) 8/1/18	6,520,000	6,528,820
Pernod Ricard 4.45% 1/15/22	5,120,000	5,320,030

		18,401,587

Biotechnology–0.29%
Celgene 3.25% 2/20/23	2,615,000	2,575,254

		2,575,254

Chemicals–0.35%
Braskem Netherlands Finance 3.50% 1/10/23	500,000	482,250
Dow Chemical 8.55% 5/15/19	1,560,000	1,656,259
Equate Petrochemical 3.00% 3/3/22	295,000	285,353
OCP 4.50% 10/22/25	300,000	296,257
Phosagro OAO Via Phosagro Bond Funding 3.95% 11/3/21	355,000	352,071

		3,072,190

Commercial Services–0.02%
Atento Luxco 1 6.125% 8/10/22	190,000	193,681

		193,681

Computers–0.92%
Apple
•2.30% (LIBOR03M + 0.50%) 2/9/22	3,820,000	3,866,245
•3.05% (LIBOR03M + 1.13%) 2/23/21	4,050,000	4,159,770

		8,026,015

Construction & Engineering–0.13%
SBA Tower Trust 2.898% 10/8/19	1,145,000	1,139,163

		1,139,163

Containers & Packaging–0.05%
WestRock 3.00% 9/15/24	415,000	397,330

		397,330

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–1.05%
BOC Aviation 2.375% 9/15/21	400,000	$385,295
µE*TRADE Financial 5.30% 12/31/49	1,790,000	1,760,913
GTP Acquisition Partners I 2.35% 6/15/20	470,000	464,782
International Lease Finance 8.625% 1/15/22	5,640,000	6,583,170

		9,194,160

Electric–3.53%
AEP Texas 2.40% 10/1/22	2,145,000	2,066,645
Ameren Illinois 9.75% 11/15/18	385,000	401,023
American Transmission Systems 5.25% 1/15/22	755,000	804,569
Berkshire Hathaway Energy 3.75% 11/15/23	1,160,000	1,184,372
CMS Energy 6.25% 2/1/20	695,000	732,971
Commonwealth Edison 2.15% 1/15/19	2,750,000	2,737,890
Duke Energy 1.80% 9/1/21	5,670,000	5,401,408
µEmera 6.75% 6/15/76	440,000	477,400
µEnel 8.75% 9/24/73	1,103,000	1,311,191
Enel Finance International 3.625% 5/25/27	1,380,000	1,316,849
Entergy Louisiana 4.05% 9/1/23	2,645,000	2,709,564
Fortis 2.10% 10/4/21	4,985,000	4,769,398
Great Plains Energy 4.85% 6/1/21	440,000	455,837
ITC Holdings 2.70% 11/15/22	2,780,000	2,700,375
NextEra Energy Capital Holdings 3.625% 6/15/23	875,000	879,645
NV Energy 6.25% 11/15/20	800,000	863,923
Perusahaan Listrik Negara 4.125% 5/15/27	200,000	192,919
Sempra Energy 2.875% 10/1/22	1,995,000	1,953,044

		30,959,023

Electronics–0.02%
Allegion US Holding 3.55% 10/1/27	225,000	213,536

		213,536

Food–0.19%
Campbell Soup
3.30% 3/15/21	330,000	332,190
3.65% 3/15/23	195,000	195,362
ESAL 6.25% 2/5/23	230,000	220,225
Marfrig Holdings Europe 8.00% 6/8/23	225,000	227,250
•Mondelez International 2.293% (LIBOR03M + 0.52%) 2/1/19	675,000	676,880

		1,651,907

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas–0.02%
Perusahaan Gas Negara Persero 5.125% 5/16/24	200,000	$206,815

		206,815

Health Care Products–1.48%
Abbott Laboratories
2.80% 9/15/20	3,000,000	2,986,886
2.90% 11/30/21	6,690,000	6,624,912
Becton Dickinson and Co. 3.363% 6/6/24	3,460,000	3,334,832

		12,946,630

Home Furnishings–0.12%
Leggett & Platt 3.50% 11/15/27	1,055,000	1,016,881

		1,016,881

Insurance–1.83%
AXIS Specialty Finance 4.00% 12/6/27	985,000	951,864
Nuveen Finance 2.95% 11/1/19	5,110,000	5,101,018
Prudential Financial
•2.619% (LIBOR03M + 0.78%) 8/15/18	8,742,000	8,762,184
µ5.375% 5/15/45	740,000	759,425
•XLIT 4.179% (LIBOR03M + 2.458%) 12/29/49	460,000	457,700

		16,032,191

Internet–0.03%
JD.com 3.125% 4/29/21	250,000	245,383

		245,383

Iron & Steel–0.02%
CSN Resources 7.625% 2/13/23	200,000	187,750

		187,750

Machinery-Diversified–0.44%
Nvent Finance Sarl 3.95% 4/15/23	3,860,000	3,875,663

		3,875,663

Manufacturing–1.31%
General Electric
•2.167% (LIBOR03M + 0.38%) 5/5/26	3,900,000	3,724,704
•2.324% (LIBOR03M + 0.62%) 1/9/20	3,840,000	3,852,287
•3.125% (LIBOR03M + 1.00%) 3/15/23	2,450,000	2,446,902
6.00% 8/7/19	1,385,000	1,436,072

		11,459,965

Media–0.54%
Cablevision 6.50% 6/15/21	330,000	344,850

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Historic TW 6.875% 6/15/18	430,000	$433,429
Myriad International Holdings 4.85% 7/6/27	200,000	204,255
Time Warner Entertainment 8.375% 3/15/23	3,190,000	3,790,017

		4,772,551

Mining–0.29%
µBHP Billiton Finance USA 6.25% 10/19/75	2,120,000	2,237,660
Vedanta Resources 6.375% 7/30/22	315,000	319,725

		2,557,385

Oil & Gas–3.86%
•Chevron 2.555% (LIBOR03M + 0.53%) 3/3/22	5,645,000	5,711,128
•ConocoPhillips 2.739% (LIBOR03M + 0.90%) 5/15/22	5,100,000	5,202,340
Ecopetrol 5.875% 9/18/23	200,000	214,500
•Exxon Mobil 2.395% (LIBOR03M + 0.37%) 3/6/22	10,640,000	10,728,924
Gazprom OAO Via Gaz Capital 4.95% 3/23/27	295,000	293,271
Kunlun Energy 2.875% 5/13/20	465,000	461,745
Pertamina Persero 4.30% 5/20/23	210,000	212,151
Petrobras Global Finance 5.299% 1/27/25	212,000	209,615
•Petroleos Mexicanos 5.721% (LIBOR03M + 3.65%) 3/11/22	800,000	875,376
•Statoil 2.251% (LIBOR03M + 0.46%) 11/8/18	7,240,000	7,254,515
Tecpetrol 4.875% 12/12/22	215,000	210,431
Tengizchevroil Finance Co. International 4.00% 8/15/26	335,000	321,014
Woodside Finance 8.75% 3/1/19	2,070,000	2,182,718

		33,877,728

Paper & Forest Products–0.16%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,395,109

		1,395,109

Pharmaceuticals–2.32%
CVS Health
2.125% 6/1/21	6,885,000	6,656,655
3.35% 3/9/21	1,550,000	1,559,518
3.70% 3/9/23	450,000	452,942
Pacira Pharmaceuticals 2.375% 4/1/22	47,000	43,064
•Pfizer 2.425% (LIBOR03M + 0.30%) 6/15/18	11,640,000	11,642,641

		20,354,820

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines–0.82%
µEnLink Midstream Partners 6.00% 12/15/22	390,000	$364,961
MPLX 4.875% 12/1/24	1,490,000	1,564,515
ONEOK 7.50% 9/1/23	1,765,000	2,059,198
Sabine Pass Liquefaction
5.625% 3/1/25	110,000	118,508
5.75% 5/15/24	2,190,000	2,360,215
5.875% 6/30/26	620,000	678,722

		7,146,119

Real Estate Investment Trusts–0.62%
Crown Castle International
3.80% 2/15/28	1,590,000	1,532,317
5.25% 1/15/23	985,000	1,047,819
Host Hotels & Resorts 3.75% 10/15/23	1,895,000	1,875,465
WP Carey 4.60% 4/1/24	980,000	1,005,739

		5,461,340

Retail–0.69%
•Lowe’s 2.491% (LIBOR03M + 0.42%) 9/10/19	6,055,000	6,083,043

		6,083,043

Savings & Loans–0.04%
µNationwide Building Society 4.125% 10/18/32	345,000	328,572

		328,572

Semiconductors–0.43%
Analog Devices 2.95% 1/12/21	725,000	723,084
NXP 4.125% 6/15/20	3,000,000	3,052,500

		3,775,584

Software–1.67%
CDK Global 5.00% 10/15/24	620,000	633,950
•Oracle 2.214% (LIBOR03M + 0.51%) 10/8/19	13,945,000	14,037,882

		14,671,832

Telecommunications–3.82%
•AT&T 2.723% (LIBOR03M + 0.89%) 2/14/23	10,770,000	10,926,821
•Cisco Systems 2.506% (LIBOR03M + 0.50%) 3/1/19	9,480,000	9,520,591
Crown Castle Towers 4.883% 8/15/20	1,615,000	1,672,406
Deutsche Telekom International Finance 1.95% 9/19/21	485,000	465,372
2.485% 9/19/23	3,740,000	3,537,124
Digicel Group 7.125% 4/1/22	240,000	188,100
Sprint Spectrum 4.738% 3/20/25	800,000	805,000
VEON Holdings 4.95% 6/16/24	200,000	197,374

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications 2.625% 2/21/20	6,210,000	$6,183,556

		33,496,344

Transportation–0.02%
Transnet 4.00% 7/26/22	200,000	195,442

		195,442

Trucking & Leasing–0.06%
Penske Truck Leasing
3.30% 4/1/21	405,000	405,972
4.20% 4/1/27	105,000	106,041

		512,013

Total Corporate Bonds (Cost $474,596,136)		473,862,040

LOAN AGREEMENTS–13.21%
•American Airlines Tranche B 1st Lien 3.777% (LIBOR03M + 2.00%) 12/14/23	2,401,950	2,406,466
•Aramark Services Tranche B 1st Lien 3.877% (LIBOR03M + 2.00%) 3/28/24	2,821,250	2,843,298
•Calpine Construction Finance 1st Lien 4.377% (LIBOR03M + 2.50%) 1/15/25	3,993,153	4,007,888
•Charter Communications Operating 1st Lien 3.88% (LIBOR03M + 2.00%) 4/30/25	6,733,125	6,765,713
•CROWN Americas Tranche B 1st Lien 4.355% (LIBOR03M + 2.00%) 1/29/25	3,700,000	3,737,870
•CSC Holdings Tranche B 1st Lien 4.036% (LIBOR03M + 2.25%) 7/17/25	1,985,000	1,982,112
•DaVita Tranche B 1st Lien 4.627% (LIBOR03M + 2.75%) 6/24/21	8,277,500	8,364,165
•First Data 1st Lien 4.122% (LIBOR03M + 2.25%) 4/26/24	4,611,642	4,623,471
•Flying Fortress Holdings Tranche B 1st Lien 4.052% (LIBOR03M + 1.75%) 10/30/22	3,000,000	3,016,875

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•HCA 1st Lien 3.398% (LIBOR03M + 1.75%) 3/18/23	1,502,591	$1,510,810
•Hilton Worldwide Finance Tranche B2 1st Lien 3.872% (LIBOR03M + 2.00%) 10/25/23	6,930,000	6,974,317
•Houghton International 1st Lien 4.877% (LIBOR03M + 3.00%) 12/20/19	1,198,611	1,202,735
•Lamar Media Tranche B 1st Lien 3.563% (LIBOR03M + 1.75%) 3/16/25	5,000,000	5,017,200
•Las Vegas Sands 1st Lien 3.648% (LIBOR03M + 2.00%) 3/29/24	5,934,782	5,953,655
•MGM Growth Properties Operating Partnership Tranche B 1st Lien 3.898% (LIBOR03M + 2.25%) 4/25/23	4,900,000	4,919,135
•NCI Building Systems Tranche B 1st Lien 3.877% (LIBOR03M + 2.00%) 2/8/25	2,700,000	2,703,375
•Nielsen Finance Tranche B4 1st Lien 3.718% (LIBOR03M + 2.00%) 10/4/23	2,977,500	2,989,752
•ON Semiconductor Tranche B 1st Lien 3.877% (LIBOR03M + 2.00%) 3/31/23	2,800,000	2,816,982
•Penn National Gaming Tranche B 1st Lien 4.377% (LIBOR03M + 2.50%) 1/19/24	1,505,000	1,515,881
•RPI Finance Trust Tranche B6 1st Lien 4.302% (LIBOR03M + 2.00%) 3/27/23	3,834,718	3,857,266
•Sinclair Television Group Tranche B 1st Lien 4.311% (LIBOR03M + 2.50%) 12/12/24	500,000	502,813
•Sinclair Television Group Tranche B2 1st Lien 4.13% (LIBOR03M + 2.25%) 1/3/24	6,418,750	6,454,855

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Sprint Communications Tranche B 1st Lien 4.438% (LIBOR03M + 2.50%) 2/2/24	8,368,199	$8,379,538
•SS&C Technologies Tranche B3 1st Lien 4.397% (LIBOR03M + 2.50%) 3/9/25	7,500,000	7,544,925
•Univision Communications Tranche C 1st Lien 4.627% (LIBOR03M + 2.75%) 3/15/24	4,191,746	4,131,070
•Western Digital Tranche A1 1st Lien 3.377% (LIBOR03M + 1.50%) 2/27/23	2,500,000	2,509,387
•Western Digital Tranche B 1st Lien 3.877% (LIBOR03M + 2.00%) 4/29/23	2,077,018	2,090,923
•WR Grace & Co-Conn Tranche B2 1st Lien 4.058% (LIBOR03M + 1.75%) 2/23/25	7,000,000	7,030,625

Total Loan Agreements (Cost $115,578,643)		115,853,102

NON-AGENCY ASSET-BACKED SECURITIES–18.36%
•Allegro CLO VI Series 2017-2A A 2.861% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,621,524
American Express Credit Account Master Trust
•Series 2017-2 A 2.227% (LIBOR01M + 0.45%) 9/16/24	1,580,000	1,594,316
•Series 2017-5 A 2.157% (LIBOR01M + 0.38%) 2/18/25	7,525,000	7,575,315
•Series 2017-8 A 1.897% (LIBOR01M + 0.12%) 5/16/22	7,240,000	7,236,620
•AMMC CLO 16 Series 2015-16A AR 2.982% (LIBOR03M + 1.26%) 4/14/29	1,635,000	1,641,914
•AMMC CLO 21 Series 2017-21A A 3.028% (LIBOR03M + 1.25%) 11/2/30	2,500,000	2,525,498
•AMMC CLO XII Series 2013-12A AR 3.011% (LIBOR03M + 1.20%) 11/10/30	2,000,000	2,014,852

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Apex Credit CLO
•Series 2015-2A AX 2.803% (LIBOR03M + 1.45%) 10/19/26	1,041,250	$1,041,047
•Series 2018-1A A2 3.325% (LIBOR03M + 1.03%) 4/25/31	500,000	500,000
•Atlas Senior Loan Fund Series 2018-10A A 2.796% (LIBOR03M + 1.09%) 1/15/31	500,000	500,185
•Atrium XIII Series 13A A1 2.621% (LIBOR03M + 1.18%) 11/21/30	2,000,000	2,012,124
•BA Credit Card Trust Series 2014-A1 A 2.157% (LIBOR01M + 0.38%) 6/15/21	4,741,000	4,751,868
•Ballyrock CLO Series 2013-1A A 3.065% (LIBOR03M + 1.18%) 5/20/25	902,369	902,740
Barclays Dryrock Issuance Trust
•Series 2017-1 A 2.107% (LIBOR01M + 0.33%) 3/15/23	1,900,000	1,906,492
•Series 2017-2 A 2.077% (LIBOR01M + 0.30%) 5/15/23	5,890,000	5,895,240
•BMW Floorplan Master Owner Trust Series 2015-1A A 2.277% (LIBOR01M + 0.50%) 7/15/20	400,000	400,451
•BMW Vehicle Lease Trust Series 2017-2 A2B 2.002% (LIBOR01M + 0.18%) 2/20/20	7,610,000	7,611,372
•Cedar Funding IV CLO Series 2014-4A AR 2.974% (LIBOR03M + 1.23%) 7/23/30	3,230,000	3,248,065
•Cedar Funding V CLO Series 2016-5A A1 3.341% (LIBOR03M + 1.61%) 7/17/28	4,200,000	4,209,656
Chase Issuance Trust
•Series 2013-A6 A6 2.197% (LIBOR01M + 0.42%) 7/15/20	1,250,000	1,251,297
•Series 2013-A9 A 2.197% (LIBOR01M + 0.42%) 11/16/20	4,400,000	4,408,745
•Series 2014-A5 A5 2.147% (LIBOR01M + 0.37%) 4/15/21	4,745,000	4,757,262

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
•Series 2016-A1 A 2.187% (LIBOR01M + 0.41%) 5/17/21	1,155,000	$1,158,234
•Series 2016-A3 A3 2.327% (LIBOR01M + 0.55%) 6/15/23	5,000,000	5,049,553
•Series 2017-A1 A 2.077% (LIBOR01M + 0.30%) 1/18/22	1,790,000	1,794,818
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 2.292% (LIBOR01M + 0.42%) 7/24/20	5,000,000	5,005,941
•Series 2016-A3 A3 2.192% (LIBOR01M + 0.49%) 12/7/23	7,000,000	7,057,994
•Series 2017-A5 A5 2.474% (LIBOR01M + 0.62%) 4/22/26	720,000	724,942
•Series 2017-A7 A7 2.081% (LIBOR01M + 0.37%) 8/8/24	4,500,000	4,515,287
•Series 2018-A2 A2 2.152% (LIBOR01M + 0.33%) 1/21/25	5,255,000	5,254,996
•CVP CLO Series 2017-2A A 3.116% (LIBOR03M + 1.19%) 1/20/31	3,000,000	3,005,763
Discover Card Execution Note Trust
•Series 2014-A1 A1 2.207% (LIBOR01M + 0.43%) 7/15/21	4,925,000	4,936,985
•Series 2017-A1 A1 2.267% (LIBOR01M + 0.49%) 7/15/24	4,065,000	4,101,908
•Series 2017-A5 A5 2.377% (LIBOR01M + 0.60%) 12/15/26	1,500,000	1,512,874
•Ford Credit Auto Lease Trust Series 2017-B A2B 1.937% (LIBOR01M + 0.16%) 6/15/20	10,070,000	10,067,986
•Ford Credit Floorplan Master Owner Trust Series 2016-3 A2 2.397% (LIBOR01M + 0.62%) 7/15/21	12,000,000	12,057,780
•Galaxy XXI CLO Series 2015-21A AR 2.765% (LIBOR03M + 1.02%) 4/20/31	1,000,000	1,001,495
•Hyundai Auto Receivables Trust Series 2017-A A2B 1.857% (LIBOR01M + 0.08%) 2/18/20	7,207,846	7,207,571

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•KKR CLO 20 Series 20 A 2.846% (LIBOR03M + 1.13%) 10/16/30	2,000,000	$2,008,738
•KKR Financial CLO Series 2013-1A A1R 3.012% (LIBOR03M + 1.29%) 4/15/29	3,400,000	3,433,884
•Mariner CLO 5 Series 2018-5A A 3.324% (LIBOR03M + 1.11%) 4/25/31	500,000	500,241
•Northwoods Capital XV Series 2017-15A A 3.502% (LIBOR03M + 1.30%) 6/20/29	1,000,000	1,007,214
•Northwoods Capital XVII Series 2018-17A A 3.308% (LIBOR03M + 1.06%) 4/22/31	500,000	500,239
•Oaktree CLO Series 2014-1A A1R 3.11% (LIBOR03M + 1.29%) 5/13/29	2,500,000	2,520,583
•Octagon Investment Partners XV Series 2013-1A A1AR 2.949% (LIBOR03M + 1.21%) 7/19/30	1,000,000	1,004,108
•Steele Creek Clo Series 2017-1A A 2.884% (LIBOR03M + 1.25%) 1/15/30	1,500,000	1,503,090
•Tiaa Clo III Series 2017-2A A 2.627% (LIBOR03M + 1.15%) 1/16/31	1,500,000	1,506,311
•Venture XXII CLO Series 2015-22A AR 2.801% (LIBOR03M + 1.08%) 1/15/31	1,000,000	1,000,372
•Venture XXVIII CLO Series 2017-28A A2 2.855% (LIBOR03M + 1.11%) 7/20/30	2,000,000	2,009,058

Total Non-Agency Asset-Backed Securities (Cost $160,608,882)		161,054,548

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.32%
BENCHMARK Mortgage Trust Series 2018-B1 A5 3.666% 1/15/51	4,500,000	4,540,782
Caesars Palace Las Vegas Trust Series 2017-VICI A 3.531% 10/15/34	4,350,000	4,390,979
COMM Mortgage Trust Series 2015-3BP A 3.178% 2/10/35	3,280,000	3,231,503

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	$8,161,014
•*Wells Fargo Commercial Mortgage Trust Series 2015-C30 XA 0.951% 9/15/58	953,663	51,200

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $20,576,521)		20,375,478

ΔREGIONAL BONDS–0.78%
Argentina–0.02%
Provincia de Cordoba 7.45% 9/1/24	150,000	158,100

		158,100

Canada–0.28%
Province of New Brunswick Canada 2.50% 12/12/22	2,515,000	2,464,276

		2,464,276

Finland–0.48%
Municipality Finance •1.963% (LIBOR03M + 0.17%) 2/7/20	4,240,000	4,250,897

		4,250,897

Total Regional Bonds (Cost $6,910,352)		6,873,273

ΔSOVEREIGN BONDS–1.73%
Argentina–0.06%
Argentine Republic Government International Bond 5.625% 1/26/22	500,000	508,500

		508,500

Cayman Islands–0.03%
KSA Sukuk 2.894% 4/20/22	285,000	277,657

		277,657

Costa Rica–0.03%
Costa Rica Government International Bond 4.25% 1/26/23	250,000	241,125

		241,125

Croatia–0.03%
Croatia Government International Bond 5.50% 4/4/23	200,000	214,892

		214,892

Japan–1.45%
Japan Bank for International Cooperation 2.375% 11/16/22	4,516,000	4,394,060

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Bank for International Cooperation (continued)
•2.514% (LIBOR03M + 0.57%) 2/24/20	8,294,000	$8,352,921

		12,746,981

Nigeria–0.02%
Nigeria Government International Bond 5.625% 6/27/22	200,000	204,625

		204,625

Serbia–0.03%
Serbia International Bond 4.875% 2/25/20	200,000	205,058

		205,058

Sri Lanka–0.06%
Sri Lanka Government International Bond 5.75% 1/18/22	525,000	532,115

		532,115

Turkey–0.02%
Hazine Mustesarligi Varlik Kiralama 4.251% 6/8/21	200,000	199,713

		199,713

Total Sovereign Bonds (Cost $15,222,967)		15,130,666

SUPRANATIONAL BANKS–1.72%
Banque Ouest Africaine de Developpement 5.50% 5/6/21	500,000	521,250
•European Bank for Reconstruction & Development 2.271% (LIBOR03M + 0.00%) 3/23/20	4,325,000	4,323,074
•Inter-American Development Bank 1.942% (LIBOR03M + 0.22%) 10/15/20	6,065,000	6,094,199

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
•International Finance 1.764% (LIBOR03M + 0.06%) 1/9/19	4,115,000	$4,116,581

Total Supranational Banks (Cost $14,996,818)		15,055,104

U.S. TREASURY OBLIGATIONS–0.55%
•U.S. Treasury Floating Rate Note 1.748% (USBMMY3M + 0.00%) 1/31/20	4,190,000	4,185,863
U.S. Treasury Note 2.75% 2/15/28	640,000	640,413

Total U.S. Treasury Obligations (Cost $4,822,898)		4,826,276

	Number of Shares
PREFERRED STOCK–0.81%
µGeneral Electric 5.00%	1,565,000	1,551,306
µIntegrys Holdings 6.00%	34,900	920,488
µMorgan Stanley 5.55%	205,000	211,615
•USB Realty 2.867% (LIBOR03M + 1.147%)	4,900,000	4,428,375

Total Preferred Stock (Cost $6,939,944)		7,111,784

MONEY MARKET FUND–4.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	35,565,330	35,565,330

Total Money Market Fund (Cost $35,565,330)		35,565,330

TOTAL VALUE OF SECURITIES–101.80% (Cost $892,811,239)	892,853,142
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.80%)	(15,786,321)

NET ASSETS APPLICABLE TO 86,216,231 SHARES OUTSTANDING–100.00%	$877,066,821

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

«	Includes $3,121,111 cash collateral held at broker for swap contracts and $64,991 variation margin due to broker for swap contracts as of March 31, 2018.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars.

The following swap contracts were outstanding at March 31, 2018:

Swap Contracts

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)[2]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation
Centrally Cleared:
3 yr IRS-(Semiannual/ Quarterly)	14,570,000	1.699%	(1.787%)	8/3/20	$296,341	$—	$296,341
3 yr IRS-(Semiannual/ Quarterly)	31,860,000	1.706%	(1.789%)	8/4/20	643,102	—	643,102
5 yr IRS-(Semiannual/ Quarterly)	43,610,000	1.199%	(1.704%)	4/6/21	1,844,932	—	1,844,932
5 yr IRS-(Semiannual/ Quarterly)	32,000,000	1.191%	(1.800%)	8/9/21	1,512,064	—	1,512,064
5 yr IRS-(Semiannual/ Quarterly)	26,125,000	1.948%	(1.800%)	2/9/22	692,341	—	692,341
5 yr IRS-(Semiannual/ Quarterly)	17,320,000	1.976%	(1.760%)	4/27/22	468,342	—	468,342
5 yr IRS-(Semiannual/ Quarterly)	12,410,000	1.885%	(1.787%)	8/3/22	413,264	—	413,264
5 yr IRS-(Semiannual/ Quarterly)	22,100,000	2.567%	(1.772%)	1/31/23	127,278	—	127,278
7 yr IRS-(Semiannual/ Quarterly)	13,610,000	1.416%	(1.704%)	4/6/23	835,974	—	835,974
7 yr IRS-(Semiannual/ Quarterly)	7,870,000	2.250%	(1.772%)	10/31/24	222,913	—	222,913
10 yr IRS-(Semiannual/ Quarterly)	8,740,000	1.687%	(1.696%)	4/5/26	689,232	—	689,232
10 yr IRS-(Semiannual/ Quarterly)	9,815,000	2.680%	(1.767%)	1/30/28	76,609	—	76,609

Total IRS Contracts						$—	$7,822,392

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Rate resets based on LIBOR03M.

Summary of Abbreviations:

BB–Barclays Bank

CLO–Collateralized Loan Obligation

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

JPM–JPMorgan

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield

USD–United States Dollar

yr–year

See accompanying notes.

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted principles (“U.S.GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instrument. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Agency Collateralized Mortgage Obligations	$—	$14,277,321	$14,277,321
Agency Commercial Mortgage-Backed Security	—	4,925,402	4,925,402
Agency Mortgage-Backed Securities	—	11,521,600	11,521,600
Convertible Bonds	—	4,823,401	4,823,401
Convertible Preferred Stock	650,098	947,719	1,597,817
Corporate Bonds	—	473,862,040	473,862,040
Loan Agreements	—	115,853,102	115,853,102
Non-Agency Asset-Backed Securities	—	161,054,548	161,054,548
Non-Agency Commercial Mortgage-Backed Securities	—	20,375,478	20,375,478
Regional Bonds	—	6,873,273	6,873,273
Sovereign Bonds	—	15,130,666	15,130,666
Supranational Banks	—	15,055,104	15,055,104
U.S. Treasury Obligations	—	4,826,276	4,826,276
Preferred Stock	—	7,111,784	7,111,784
Money Market Fund	35,565,330	—	35,565,330

Total Investments	$36,215,428	$856,637,714	$892,853,142

Derivatives:

Assets:
Swap Contracts	$—	$7,822,392	$7,822,392

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Social Awareness Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.49%
Aerospace & Defense–1.41%
Rockwell Collins	55,000	$7,416,750
Spirit AeroSystems Holdings Class A	31,200	2,611,440

		10,028,190

Airlines–0.86%
Southwest Airlines	107,200	6,140,416

		6,140,416

Auto Components–0.67%
BorgWarner	95,400	4,791,942

		4,791,942

Banks–5.99%
Comerica	88,500	8,489,805
East West Bancorp	112,100	7,010,734
KeyCorp	559,800	10,944,090
US Bancorp	222,000	11,211,000
†Western Alliance Bancorp	87,000	5,055,570

		42,711,199

Biotechnology–3.29%
AbbVie	78,400	7,420,560
†Celgene	83,000	7,404,430
†TESARO	47,400	2,708,436
†Vertex Pharmaceuticals	36,300	5,916,174

		23,449,600

Capital Markets–5.81%
BlackRock	21,800	11,809,496
Intercontinental Exchange	113,850	8,256,402
Invesco	241,100	7,717,611
Raymond James Financial	69,900	6,249,759
State Street	74,000	7,380,020

		41,413,288

Chemicals–0.75%
Praxair	37,100	5,353,530

		5,353,530

Communications Equipment–1.46%
Cisco Systems	242,600	10,405,114

		10,405,114

Construction & Engineering–0.46%
†Quanta Services	95,400	3,276,990

		3,276,990

Consumer Finance–0.72%
Capital One Financial	53,850	5,159,907

		5,159,907

Containers & Packaging–1.32%
WestRock	147,100	9,439,407

		9,439,407

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services–2.03%
AT&T	406,400	$14,488,160

		14,488,160

Electric Utilities–1.33%
PPL	336,200	9,511,098

		9,511,098

Electrical Equipment–0.46%
Rockwell Automation	18,800	3,274,960

		3,274,960

Equity Real Estate Investment Trusts–3.11%
American Tower	80,500	11,699,870
Brixmor Property Group	245,800	3,748,450
Simon Property Group	43,300	6,683,355

		22,131,675

Food & Staples Retailing–0.97%
Casey’s General Stores	62,800	6,893,556

		6,893,556

Food Products–1.73%
General Mills	130,700	5,889,342
Pinnacle Foods	119,400	6,459,540

		12,348,882

Gas Utilities–0.31%
South Jersey Industries	77,500	2,182,400

		2,182,400

Health Care Equipment & Supplies–3.46%
Abbott Laboratories	142,600	8,544,592
†DexCom	77,000	5,710,320
†Edwards Lifesciences	47,500	6,627,200
West Pharmaceutical Services	43,000	3,796,470

		24,678,582

Health Care Providers & Services–1.86%
Cigna	36,300	6,088,962
†Express Scripts Holding	103,900	7,177,412

		13,266,374

Hotels, Restaurants & Leisure–2.16%
Aramark	150,600	5,957,736
Starbucks	163,400	9,459,226

		15,416,962

Household Durables–0.48%
Toll Brothers	79,100	3,421,075

		3,421,075

Industrial Conglomerates–1.37%
Roper Technologies	34,900	9,796,081

		9,796,081

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–3.79%
Arthur J. Gallagher & Co.	68,100	$4,680,513
Prudential Financial	83,900	8,687,845
Reinsurance Group of America	35,600	5,482,400
Travelers	58,600	8,137,196

		26,987,954

Internet & Direct Marketing Retail–2.72%
†Amazon.com	13,400	19,394,356

		19,394,356

Internet Software & Services–4.99%
†Alphabet Class A	23,400	24,269,076
†Facebook Class A	70,500	11,265,195

		35,534,271

IT Services–2.19%
Accenture Class A	59,600	9,148,600
Visa Class A	54,200	6,483,404

		15,632,004

Life Sciences Tools & Services–1.10%
Thermo Fisher Scientific	37,800	7,804,188

		7,804,188

Machinery–3.66%
Deere & Co.	31,600	4,908,112
†Gates Industrial Corp.	143,600	2,514,436
Ingersoll-Rand	58,800	5,027,988
Lincoln Electric Holdings	42,000	3,777,900
Parker-Hannifin	57,700	9,868,431

		26,096,867

Media–3.48%
Cinemark Holdings	90,100	3,394,067
Comcast Class A	296,900	10,145,073
Walt Disney	111,900	11,239,236

		24,778,376

Oil, Gas & Consumable Fuels–6.78%
ConocoPhillips	90,800	5,383,532
†Diamondback Energy	71,800	9,084,136
EOG Resources	94,800	9,979,596
Noble Energy	208,300	6,311,490
Occidental Petroleum	99,500	6,463,520
Pioneer Natural Resources	64,700	11,114,166

		48,336,440

Pharmaceuticals–3.20%
Allergan	42,903	7,220,146
Merck & Co.	123,500	6,727,045
Pfizer	248,700	8,826,363

		22,773,554

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–0.72%
Nielsen Holdings	162,400	$5,162,696

		5,162,696

Road & Rail–1.75%
Union Pacific	92,600	12,448,218

		12,448,218

Semiconductors & Semiconductor Equipment–4.57%
Analog Devices	36,400	3,317,132
Broadcom	41,100	9,685,215
Intel	296,200	15,426,096
†Microsemi	63,800	4,129,136

		32,557,579

Software–9.01%
†Adobe Systems	37,100	8,016,568
Microsoft	271,300	24,761,551
Oracle	101,100	4,625,325
†PTC	66,400	5,179,864
†salesforce.com	65,200	7,582,760
†ServiceNow	24,400	4,036,980
SS&C Technologies Holdings	107,500	5,766,300
†Tyler Technologies	20,100	4,240,296

		64,209,644

Specialty Retail–3.27%
Home Depot	100,100	17,841,824
Tractor Supply	86,900	5,476,438

		23,318,262

Technology Hardware, Storage & Peripherals–4.07%
Apple	172,900	29,009,162

		29,009,162

Textiles, Apparel & Luxury Goods–1.55%
NIKE Class B	166,700	11,075,548

		11,075,548

Thrift & Mortgage Finance–0.63%
†MGIC Investment	342,400	4,451,200

		4,451,200

Total Common Stock (Cost $464,022,452)		709,149,707

MONEY MARKET FUND–0.48%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	3,435,839	3,435,839

Total Money Market Fund (Cost $3,435,839)		3,435,839

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.97% (Cost $467,458,291)	$712,585,546
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	196,612

NET ASSETS APPLICABLE TO 18,295,326 SHARES OUTSTANDING–100.00%	$712,782,158

†	Non-income producing.

IT–Information Technology

See accompanying notes.

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Common Stock.	$709,149,707
Money Market Fund	3,435,839

Total Investments	$712,585,546

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Special Opportunities Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.17%
Aerospace & Defense–1.23%
Spirit AeroSystems Holdings Class A	96,700	$8,093,790

		8,093,790

Airlines–0.94%
Southwest Airlines	108,500	6,214,880

		6,214,880

Auto Components–0.70%
BorgWarner	92,200	4,631,206

		4,631,206

Banks–9.87%
Bank of Hawaii	78,600	6,531,660
Comerica	187,200	17,958,096
East West Bancorp	330,700	20,681,978
Hancock Holding	191,700	9,910,890
KeyCorp	505,200	9,876,660

		64,959,284

Building Products–1.69%
Johnson Controls International	70,895	2,498,340
†USG	213,200	8,617,544

		11,115,884

Capital Markets–3.97%
Affiliated Managers Group	40,600	7,696,948
Raymond James Financial	205,750	18,396,107

		26,093,055

Chemicals–5.34%
†Axalta Coating Systems	232,400	7,016,156
Celanese Class A	112,300	11,253,583
Eastman Chemical	105,600	11,149,248
WR Grace & Co.	92,900	5,688,267

		35,107,254

Commercial Services & Supplies–1.06%
Brink’s	97,800	6,978,030

		6,978,030

Construction & Engineering–3.23%
†AECOM	213,000	7,589,190
KBR	413,000	6,686,470
†Quanta Services	202,300	6,949,005

		21,224,665

Consumer Finance–1.37%
Synchrony Financial	268,300	8,996,099

		8,996,099

Containers & Packaging–3.12%
†Berry Global Group	235,482	12,906,768
Graphic Packaging Holding	495,500	7,605,925

		20,512,693

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services–0.98%
Service Corp. International	171,600	$6,476,184

		6,476,184

Electric Utilities–2.35%
Edison International	105,400	6,709,764
IDACORP	99,500	8,782,865

		15,492,629

Electronic Equipment, Instruments & Components–3.20%
Avnet	181,900	7,596,144
†Flex	343,000	5,601,190
†Keysight Technologies	149,850	7,850,641

		21,047,975

Energy Equipment & Services–1.00%
Helmerich & Payne	55,200	3,674,112
†Superior Energy Services	345,800	2,915,094

		6,589,206

Equity Real Estate Investment Trusts–8.35%
Apartment Investment & Management Class A	129,200	5,264,900
Brandywine Realty Trust	410,600	6,520,328
Equity Residential	102,500	6,316,050
Highwoods Properties	149,200	6,537,944
Host Hotels & Resorts	509,400	9,495,216
Kimco Realty	343,700	4,949,280
Life Storage	68,700	5,737,824
VEREIT	987,700	6,874,392
Welltower	59,200	3,222,256

		54,918,190

Food & Staples Retailing–0.82%
†US Foods Holding	164,200	5,380,834

		5,380,834

Food Products–0.78%
Tyson Foods Class A	70,200	5,137,938

		5,137,938

Health Care Equipment & Supplies–2.14%
Becton Dickinson & Co.	27,800	6,024,260
Zimmer Biomet Holdings	73,700	8,036,248

		14,060,508

Health Care Providers & Services–1.63%
Cigna	33,300	5,585,742
Quest Diagnostics	51,100	5,125,330

		10,711,072

Hotels, Restaurants & Leisure–1.57%
Darden Restaurants	44,600	3,802,150
Marriott International Class A	48,240	6,559,675

		10,361,825

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–1.94%
DR Horton	181,633	$7,962,791
†Mohawk Industries	20,600	4,783,732

		12,746,523

Insurance–8.68%
American Financial Group	190,950	21,428,409
Reinsurance Group of America	93,600	14,414,400
Torchmark	155,050	13,050,559
WR Berkley	113,050	8,218,735

		57,112,103

Internet Software & Services–0.00%
LogMeIn	1	116

		116

IT Services–0.80%
†Fiserv	73,600	5,248,416

		5,248,416

Leisure Products–0.58%
Hasbro	44,900	3,785,070

		3,785,070

Life Sciences Tools & Services–1.12%
Agilent Technologies	110,300	7,379,070

		7,379,070

Machinery–4.13%
Allison Transmission Holdings	103,100	4,027,086
†Gates Industrial Corp.	228,800	4,006,288
ITT	220,300	10,790,294
Stanley Black & Decker	54,700	8,380,040

		27,203,708

Media–2.09%
Cable One	8,100	5,565,591
Cinemark Holdings	114,800	4,324,516
Meredith	71,625	3,853,425

		13,743,532

Multi-Utilities–4.05%
CMS Energy	173,700	7,866,873
Public Service Enterprise Group	200,700	10,083,168
WEC Energy Group	139,200	8,727,840

		26,677,881

Oil, Gas & Consumable Fuels–7.86%
Andeavor	119,200	11,986,752
Hess	184,200	9,324,204
Marathon Oil	746,000	12,032,980
†Newfield Exploration	365,200	8,918,184

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy	365,100	$6,582,753
†Whiting Petroleum	84,325	2,853,558

		51,698,431

Professional Services–0.72%
ManpowerGroup	41,200	4,742,120

		4,742,120

Road & Rail–1.79%
CSX	100,300	5,587,713
JB Hunt Transport Services	53,000	6,208,950

		11,796,663

Semiconductors & Semiconductor Equipment–2.20%
†Qorvo	66,700	4,699,015
Teradyne	214,200	9,791,082

		14,490,097

Software–3.55%
†Citrix Systems	37,200	3,452,160
Symantec	214,500	5,544,825
†Synopsys	172,900	14,392,196

		23,389,181

Technology Hardware, Storage & Peripherals–0.64%
Western Digital	45,300	4,179,831

		4,179,831

Textiles, Apparel & Luxury Goods–1.66%
PVH	37,700	5,708,911
VF	69,900	5,180,988

		10,889,899

Trading Companies & Distributors–2.02%
†HD Supply Holdings	188,700	7,159,278
†United Rentals	35,400	6,114,642

		13,273,920

Total Common Stock (Cost $420,951,691)		652,459,762

	Principal Amount°
SHORT-TERM INVESTMENT–0.62%
≠Discounted Commercial Paper–0.62%
Abbey National Treasury Services 1.69% 4/2/18	4,085,000	4,084,808

Total Short-Term Investment (Cost $4,084,808)		4,084,808

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.79% (Cost $425,036,499)	$656,544,570
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,401,775

NET ASSETS APPLICABLE TO 16,238,311 SHARES OUTSTANDING–100.00%	$657,946,345

†	Non-income producing.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

IT–Information Technology

See accompanying notes.

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Special Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$652,459,762	$—	$652,459,762
Short-Term Investment	—	4,084,808	4,084,808

Total Investments	$652,459,762	$4,084,808	$656,544,570

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Wealth Builder Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–47.57%
U.S. MARKETS–30.54%
Aerospace & Defense–1.11%
Lockheed Martin	3,500	$1,182,755
United Technologies	6,600	830,412

		2,013,167

Automobiles–0.80%
Ford Motor	131,400	1,455,912

		1,455,912

Banks–1.94%
BB&T	33,700	1,753,748
JPMorgan Chase & Co.	1,623	178,481
Wells Fargo & Co.	30,500	1,598,505

		3,530,734

Beverages–0.07%
Coca-Cola	2,940	127,684

		127,684

Biotechnology–1.20%
AbbVie	14,500	1,372,425
Amgen	4,800	818,304

		2,190,729

Capital Markets–0.18%
Blackstone Group	9,977	318,765

		318,765

Chemicals–0.88%
DowDuPont	25,100	1,599,121

		1,599,121

Commercial Services & Supplies–0.94%
Waste Management	20,400	1,716,048

		1,716,048

Communications Equipment–0.97%
Cisco Systems	41,200	1,767,068

		1,767,068

Diversified Telecommunication Services–2.19%
AT&T	56,537	2,015,544
Verizon Communications	41,143	1,967,458

		3,983,002

Electric Utilities–0.41%
Edison International	11,700	744,822

		744,822

Equity Real Estate Investment Trusts–3.90%
AvalonBay Communities	925	152,125
Boston Properties	700	86,254
Brandywine Realty Trust	4,825	76,621
Brixmor Property Group	8,700	132,675
Camden Property Trust	1,175	98,912

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Columbia Property Trust	4,275	$87,467
Cousins Properties	8,775	76,167
Crown Castle International	4,284	469,569
CubeSmart	4,200	118,440
DCT Industrial Trust	1,437	80,961
Duke Realty	3,350	88,708
Equinix	875	365,873
Equity LifeStyle Properties	1,225	107,518
Equity Residential	30,918	1,905,167
Essex Property Trust	1,025	246,697
First Industrial Realty Trust	2,000	58,460
GGP	4,925	100,766
Healthcare Realty Trust	3,175	87,979
Healthcare Trust of America Class A	4,662	123,310
Host Hotels & Resorts	8,075	150,518
Invitation Homes	10,450	238,574
Kilroy Realty	725	51,446
MGM Growth Properties	3,800	100,852
Mid-America Apartment Communities	679	61,952
National Retail Properties	2,075	81,465
Park Hotels & Resorts	2,175	58,769
Prologis	3,725	234,638
Public Storage	625	125,244
Regency Centers	1,982	116,898
Retail Properties of America	5,275	61,507
RLJ Lodging Trust	1,625	31,590
Simon Property Group	2,600	401,310
SL Green Realty	975	94,409
Sunstone Hotel Investors	5,900	89,798
UDR	8,750	311,675
Urban Edge Properties	6,150	131,303
Ventas	1,075	53,245
VEREIT	4,225	29,406
Washington Real Estate Investment Trust	2,150	58,695
Weingarten Realty Investors	3,125	87,750
Welltower	1,050	57,152

		7,091,865

Food & Staples Retailing–0.43%
CVS Health	12,508	778,123

		778,123

Food Products–1.51%
Archer-Daniels-Midland	22,200	962,814
Kraft Heinz	14,033	874,116
Mondelez International	21,800	909,714

		2,746,644

Health Care Providers & Services–1.04%
†Brookdale Senior Living	97,107	651,588

LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
Cardinal Health	19,900	$1,247,332

		1,898,920

Household Durables–0.43%
Whirlpool	5,100	780,861

		780,861

Household Products–1.88%
Kimberly-Clark	15,500	1,707,015
Procter & Gamble	21,600	1,712,448

		3,419,463

Insurance–1.06%
Arthur J. Gallagher & Co.	25,500	1,752,615
Prudential Financial	1,639	169,718

		1,922,333

IT Services–0.69%
International Business Machines	8,136	1,248,306

		1,248,306

Multiline Retail–0.78%
Target	20,300	1,409,429

		1,409,429

Oil, Gas & Consumable Fuels–2.94%
Chevron	9,636	1,098,889
ConocoPhillips	15,400	913,066
Enterprise Products Partners	5,295	129,622
Occidental Petroleum	31,900	2,072,224
Targa Resources	2,356	103,664
Williams	41,000	1,019,260

		5,336,725

Pharmaceuticals–3.07%
Johnson & Johnson	9,962	1,276,630
Merck & Co.	39,800	2,167,906
Pfizer	59,995	2,129,223

		5,573,759

Semiconductors & Semiconductor Equipment–1.06%
Intel	36,896	1,921,544

		1,921,544

Software–1.04%
CA	50,571	1,714,357
Microsoft	1,982	180,897

		1,895,254

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Technology Hardware, Storage & Peripherals–0.02%
Apple	210	$35,234

		35,234

Total U.S. Markets (Cost $48,914,838)		55,505,512

§DEVELOPED MARKETS–16.33%
Aerospace & Defense–0.33%
Leonardo	16,585	191,808
Meggitt	65,746	398,850

		590,658

Air Freight & Logistics–0.43%
Deutsche Post	17,951	786,242

		786,242

Auto Components–0.48%
Cie Generale des Etablissements Michelin	3,081	456,120
Valeo	6,423	424,882

		881,002

Automobiles–0.62%
Bayerische Motoren Werke	5,410	588,444
Toyota Motor	8,400	545,426

		1,133,870

Banks–2.02%
Banco Santander	65,144	426,392
BNP Paribas	677	50,207
ING Groep	36,967	623,826
Mitsubishi UFJ Financial Group	96,500	641,302
Nordea Bank	73,747	789,090
Standard Chartered	58,486	586,168
†UniCredit	26,933	562,930

		3,679,915

Beverages–0.22%
Carlsberg Class B	2,715	324,156
Coca-Cola Amatil	10,919	73,117

		397,273

Construction & Engineering–0.36%
Vinci	6,551	645,241

		645,241

Diversified Telecommunication Services–0.32%
Nippon Telegraph & Telephone	12,628	589,135

		589,135

Electrical Equipment–0.32%
ABB ADR	24,519	582,081

		582,081

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Equity Real Estate Investment Trusts–0.25%
Assura	126,725	$105,433
Green REIT	121,523	226,558
Merlin Properties Socimi	7,539	115,486

		447,477

Food & Staples Retailing–0.24%
Matsumotokiyoshi Holdings	10,100	427,932

		427,932

Health Care Equipment & Supplies–0.24%
Koninklijke Philips	11,205	429,062

		429,062

Hotels, Restaurants & Leisure–0.29%
Playtech	51,829	533,054

		533,054

Household Durables–0.24%
Techtronic Industries	75,500	443,116

		443,116

Insurance–0.36%
AXA	24,268	645,117

		645,117

Machinery–0.28%
MINEBEA MITSUMI	23,300	500,990

		500,990

Media–0.11%
Publicis Groupe	2,990	208,199

		208,199

Metals & Mining–0.39%
Rio Tinto	13,826	701,587

		701,587

Multi-Utilities–0.89%
National Grid	39,629	446,083
National Grid ADR	20,900	1,179,387

		1,625,470

Oil, Gas & Consumable Fuels–2.48%
Royal Dutch Shell ADR Class B	26,900	1,762,757
Suncor Energy	11,900	410,937
TOTAL	9,560	547,976
TOTAL ADR	30,900	1,782,621

		4,504,291

Pharmaceuticals–1.51%
AstraZeneca ADR	50,400	1,762,488
Novartis	8,311	672,201
Sanofi	3,913	313,979

		2,748,668

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Professional Services–0.33%
Teleperformance	3,889	$603,094

		603,094

Real Estate Management & Development–0.09%
City Developments	7,600	75,728
Grainger	22,457	91,048

		166,776

Road & Rail–0.12%
East Japan Railway	2,372	221,767

		221,767

Specialty Retail–0.08%
Nitori Holdings	818	143,449

		143,449

Technology Hardware, Storage & Peripherals–0.49%
Canon ADR	24,500	893,025

		893,025

Textiles, Apparel & Luxury Goods–0.78%
Kering	1,222	586,092
Yue Yuen Industrial Holdings	209,000	837,351

		1,423,443

Tobacco–1.16%
British American Tobacco ADR	19,231	1,109,436
Imperial Brands	17,931	610,542
Japan Tobacco	13,300	379,941

		2,099,919

Trading Companies & Distributors–0.66%
ITOCHU	48,960	956,050
Rexel	13,987	236,936

		1,192,986

Wireless Telecommunication Services–0.24%
Tele2 Class B	36,250	436,535

		436,535

Total Developed Markets (Cost $23,454,710)		29,681,374

×EMERGING MARKETS–0.70%
Banks–0.30%
Bank Rakyat Indonesia Persero	2,077,400	545,192

		545,192

Technology Hardware, Storage & Peripherals–0.29%
Samsung Electronics	229	535,053

		535,053

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services–0.11%
Mobile TeleSystems PJSC ADR	17,600	$200,464

		200,464

Total Emerging Markets (Cost $1,113,094)		1,280,709

Total Common Stock (Cost $73,482,642)		86,467,595

PREFERRED STOCK–0.18%
µBank of America 6.50%	155,000	166,834
µGeneral Electric 5.00%	123,000	121,924
µIntegrys Holding 6.00%	1,700	44,838

Total Preferred Stock (Cost $334,559)		333,596

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.63%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	31	35
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	501	555
Series 2005-70 PA 5.50% 8/25/35	2,513	2,763
•*Series 2008-15 SB 4.729% (6.60% minus LIBOR01M, Cap 6.60%, Floor 0.00%) 8/25/36	18,412	3,211
Series 2010-41 PN 4.50% 4/25/40	65,000	68,147
Series 2010-43 HJ 5.50% 5/25/40	4,034	4,429
•*Series 2010-129 SM 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/40	38,508	5,353
*Series 2012-98 MI 3.00% 8/25/31	58,528	6,683
•*Series 2012-122 SD 4.229% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/25/42	108,728	19,897
•*Series 2012-139 NS 4.829% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 12/25/42	731,097	166,686

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-7 EI 3.00% 10/25/40	53,343	$7,234
*Series 2013-26 ID 3.00% 4/25/33	54,678	7,832
*Series 2013-38 AI 3.00% 4/25/33	52,609	6,972
*Series 2013-43 IX 4.00% 5/25/43	166,353	40,301
*Series 2013-44 DI 3.00% 5/25/33	133,118	19,180
*Series 2013-55 AI 3.00% 6/25/33	71,937	10,448
Series 2014-36 ZE 3.00% 6/25/44	39,260	36,007
•*Series 2014-68 BS 4.279% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 11/25/44	56,624	10,821
•*Series 2014-90 SA 4.279% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/25/45	149,332	27,817
•*Series 2015-27 SA 4.579% (6.45% minus LIBOR01M, Cap 6.45%, Floor 0.00%) 5/25/45	62,164	12,580
Series 2015-44 Z 3.00% 9/25/43	67,694	65,097
*Series 2015-66 ID 3.50% 5/25/42	1,468,297	223,700
Series 2015-89 AZ 3.50% 12/25/45	7,595	7,410
•*Series 2015-95 SH 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/46	76,780	15,192
*Series 2016-30 CI 3.00% 5/25/36	68,832	9,766
•*Series 2016-55 SK 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/25/46	83,760	17,008
•*Series 2016-62 SA 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/25/46	104,243	21,855
•*Series 2016-85 SA 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/46	101,882	21,448

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2017-11 EI 3.00% 3/25/42	92,763	$14,344
Series 2017-39 CY 3.50% 5/25/47	480,000	477,969
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	3,672	4,162
*Series 3962 EI 3.50% 9/15/26	2,713,012	224,128
Series 4065 DE 3.00% 6/15/32	10,000	9,820
*Series 4100 EI 3.00% 8/15/27	3,027,071	292,824
*Series 4109 AI 3.00% 7/15/31	127,695	14,192
*Series 4120 IK 3.00% 10/15/32	85,723	12,430
*Series 4146 IA 3.50% 12/15/32	47,996	7,593
•*Series 4159 KS 4.373% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/15/43	53,077	10,704
*Series 4181 DI 2.50% 3/15/33	55,796	7,011
•*Series 4184 GS 4.343% (6.12% minus LIBOR01M, Cap 6.12%, Floor 0.00%) 3/15/43	54,401	10,942
*Series 4185 LI 3.00% 3/15/33	55,438	8,155
*Series 4191 CI 3.00% 4/15/33	57,031	8,188
*Series 4342 CI 3.00% 11/15/33	55,094	6,866
Series 4435 DY 3.00% 2/15/35	54,000	53,168
Series 4457 KZ 3.00% 4/15/45	46,927	43,499
•*Series 4494 SA 4.403% (6.18% minus LIBOR01M, Cap 6.18%, Floor 0.00%) 7/15/45	67,376	13,128
*Series 4543 HI 3.00% 4/15/44	75,373	12,049
Series 4592 WT 5.50% 6/15/46	87,326	95,811
•*Series 4594 SG 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 6/15/46	155,441	34,603
Series 4614 HB 2.50% 9/15/46	30,000	26,933
Series 4623 LZ 2.50% 10/15/46	26,936	22,679
Series 4623 MW 2.50% 10/15/46	30,000	27,121
*Series 4625 BI 3.50% 6/15/46	98,850	20,442
•*Series 4631 GS 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/46	92,548	16,928
Series 4636 NZ 3.00% 12/15/46	34,259	31,253
Freddie Mac Strips
•*Series 267 S5 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/15/42	60,086	10,897

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Strips (continued)
•*Series 299 S1 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/43	55,973	$9,799
•*Series 326 S2 4.173% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 3/15/44	63,324	10,770
GNMA
Series 2010-113 KE 4.50% 9/20/40	155,000	165,421
Series 2012-136 MX 2.00% 11/20/42	10,000	8,707
Series 2013-113 AZ 3.00% 8/20/43	71,127	68,655
Series 2013-113 LY 3.00% 5/20/43	9,000	8,855
Series 2015-64 GZ 2.00% 5/20/45	32,806	25,398
*Series 2015-74 CI 3.00% 10/16/39	65,094	8,841
Series 2015-133 AL 3.00% 5/20/45	71,000	69,871
*Series 2015-142 AI 4.00% 2/20/44	49,761	6,326
•*Series 2016-108 SK 4.228% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 8/20/46	91,339	18,627
Series 2016-111 PB 2.50% 8/20/46	28,000	24,893
*Series 2016-116 GI 3.50% 11/20/44	98,033	17,202
*Series 2016-118 DI 3.50% 3/20/43	113,631	17,607
•*Series 2016-120 AS 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	90,314	19,726
•*Series 2016-120 NS 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	117,087	24,468
Series 2016-134 MW 3.00% 10/20/46	5,000	4,935
Series 2016-156 PB 2.00% 11/20/46	19,000	15,193
*Series 2016-160 GI 3.50% 11/20/46	91,337	21,413

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2016-160 GS 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/20/46	155,707	$33,139
*Series 2016-163 PI 3.50% 5/20/43	140,168	23,098
*Series 2016-163 XI 3.00% 10/20/46	87,333	12,485

Total Agency Collateralized Mortgage Obligations (Cost $2,975,824)		2,971,695

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.96%
•♦Freddie Mac Multifamily Structured Pass-Through Certificates Series KS03 A4 3.161% 5/25/25	50,000	49,781
FREMF Mortgage Trust
•Series 2011-K10 B 4.622% 11/25/49	400,000	414,219
•Series 2011-K12 B 4.345% 1/25/46	35,000	35,910
•Series 2011-K14 B 5.168% 2/25/47	20,000	21,026
•Series 2011-K15 B 4.949% 8/25/44	10,000	10,477
•Series 2011-K704 B 4.545% 10/25/30	30,000	30,089
•Series 2012-K22 B 3.687% 8/25/45	35,000	35,334
•Series 2013-K32 B 3.538% 10/25/46	40,000	39,854
•Series 2013-K33 B 3.501% 8/25/46	30,000	29,826
•Series 2013-K712 B 3.364% 5/25/45	25,000	25,143
•Series 2013-K713 B 3.164% 4/25/46	15,000	15,043
•Series 2013-K713 C 3.164% 4/25/46	45,000	44,908
•Series 2014-K41 B 3.832% 11/25/47	500,000	500,032
•Series 2014-K717 B 3.629% 11/25/47	435,000	440,215
•Series 2017-K71 B 3.753% 11/25/50	35,000	33,809
•Series 2017-K729 B 3.675% 11/25/49	25,000	24,225

Total Agency Commercial Mortgage-Backed Securities (Cost $1,781,343)		1,749,891

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–10.00%
Fannie Mae 3.00% 10/1/47	258,054	$249,898
Fannie Mae ARM
•2.903% (LIBOR12M + 1.60%) 7/1/45	9,752	9,743
•2.941% (LIBOR12M + 1.556%) 12/1/45	15,089	15,145
•3.20% (LIBOR12M + 1.548%) 4/1/44	17,527	17,712
•3.214% (LIBOR12M + 1.525%) 3/1/44	25,416	25,720
•3.58% (LIBOR12M + 1.83%) 8/1/35	1,155	1,214
Fannie Mae S.F. 30 yr
4.50% 11/1/39	18,066	19,181
4.50% 6/1/40	21,831	23,120
4.50% 7/1/40	23,635	24,849
4.50% 8/1/40	5,892	6,225
4.50% 8/1/41	368,338	389,823
4.50% 10/1/43	370,093	391,820
4.50% 10/1/44	16,484	17,431
4.50% 3/1/46	1,775,064	1,861,577
4.50% 4/1/46	2,543,634	2,683,169
4.50% 5/1/46	62,595	66,030
4.50% 7/1/46	55,383	58,288
5.00% 7/1/47	490,780	524,666
5.50% 4/1/37	11,387	12,593
5.50% 3/1/38	5,182	5,686
5.50% 6/1/39	12,942	14,222
5.50% 7/1/40	11,574	12,720
5.50% 6/1/41	33,893	37,326
5.50% 5/1/44	2,278,032	2,501,484
6.00% 9/1/36	6,871	7,837
6.00% 12/1/36	1,239	1,393
6.00% 6/1/37	655	735
6.00% 7/1/37	480	536
6.00% 9/1/38	37,227	41,771
6.00% 10/1/38	2,361,192	2,643,606
6.00% 11/1/38	2,848	3,206
6.00% 10/1/39	44,535	50,301
6.00% 11/1/40	1,828	2,065
6.00% 7/1/41	286,296	320,196
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/48	4,087,000	3,981,574
4.50% 4/1/48	761,000	795,468
Freddie Mac ARM
•2.559% (LIBOR12M + 1.63%) 10/1/46	37,355	36,730
•2.738% (LIBOR12M + 1.622%) 10/1/45	11,514	11,538
•2.918% (LIBOR12M + 1.63%) 10/1/45	17,542	17,525

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.97% (LIBOR12M + 1.62%) 11/1/45	17,701	$17,719
•3.116% (LIBOR12M + 1.62%) 3/1/46	28,808	28,903
Freddie Mac S.F. 30 yr
4.50% 4/1/39	2,630	2,773
4.50% 5/1/40	115,797	122,545
4.50% 7/1/42	33,691	35,647
4.50% 8/1/42	364,606	385,504
4.50% 12/1/43	28,734	30,108
4.50% 8/1/44	39,637	41,720
4.50% 7/1/45	162,684	172,441
5.00% 6/1/36	26,126	28,176
5.00% 5/1/41	21,018	22,759
5.50% 3/1/34	1,430	1,574
5.50% 12/1/34	1,235	1,361
5.50% 12/1/35	1,309	1,446
5.50% 11/1/36	970	1,068
5.50% 12/1/36	340	373
5.50% 9/1/37	1,538	1,687
5.50% 4/1/38	5,406	5,929
5.50% 6/1/38	576	631
5.50% 7/1/38	5,439	5,957
5.50% 6/1/39	5,277	5,786
5.50% 3/1/40	4,460	4,895
5.50% 8/1/40	2,638	2,889
5.50% 1/1/41	2,497	2,734
5.50% 6/1/41	72,468	79,412
6.00% 2/1/36	2,746	3,082
6.00% 3/1/36	3,981	4,467
6.00% 9/1/37	3,719	4,166
6.00% 1/1/38	1,537	1,716
6.00% 6/1/38	4,264	4,781
6.00% 8/1/38	5,838	6,592
6.00% 5/1/40	22,409	25,013
6.00% 7/1/40	21,663	24,306
GNMA I S.F. 30 yr 5.50% 2/15/41	18,959	20,687
GNMA II S.F. 30 yr
5.00% 9/20/46	78,075	83,300
5.50% 5/20/37	7,207	7,743
6.00% 2/20/39	9,178	10,096
6.00% 10/20/39	34,782	38,217
6.00% 2/20/40	36,638	40,441
6.00% 4/20/46	11,657	12,850

Total Agency Mortgage-Backed Securities (Cost $18,427,285)		18,175,617

CORPORATE BONDS–20.34%
Advertising–0.01%
Lamar Media 5.75% 2/1/26	25,000	26,000

		26,000

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense–0.09%
Northrop Grumman
2.55% 10/15/22		60,000	$58,208
3.25% 8/1/23		45,000	44,753
TransDigm 6.375% 6/15/26		55,000	55,550

			158,511

Agriculture–0.16%
BAT Capital 3.222% 8/15/24		295,000	284,821

			284,821

Airlines–0.07%
♦American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27		21,966	21,527
♦American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27		13,579	13,468
♦American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28		13,922	13,809
♦United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		17,206	17,423
♦United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		38,578	38,368
♦United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28		14,604	14,112

			118,707

Auto Manufacturers–0.26%
Daimler 2.75% 12/10/18	NOK	320,000	41,292
Daimler Finance North America 3.45% 1/6/27		150,000	147,990
General Motors 6.75% 4/1/46		20,000	23,296
General Motors Financial 5.25% 3/1/26		160,000	169,259
Hyundai Capital America
2.55% 2/6/19		50,000	49,872
3.00% 3/18/21		20,000	19,776
Toyota Motor Credit 2.80% 7/13/22		20,000	19,823

			471,308

Auto Parts & Equipment–0.10%
Allison Transmission 4.75% 10/1/27		30,000	28,350
American Axle & Manufacturing 6.25% 3/15/26		65,000	64,655
Goodyear Tire & Rubber
4.875% 3/15/27		60,000	57,868

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Goodyear Tire & Rubber (continued)
5.00% 5/31/26		35,000	$34,169

			185,042

Banks–4.56%
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	18,000	14,139
Bank of America
µ3.124% 1/20/23		615,000	609,173
3.30% 8/5/21	AUD	20,000	15,509
µ3.55% 3/5/24		5,000	5,024
4.183% 11/25/27		90,000	89,396
5.625% 7/1/20		20,000	21,104
µBank of Montreal 3.803% 12/15/32		120,000	113,834
Bank of New York Mellon
2.20% 3/4/19		40,000	39,861
2.95% 1/29/23		115,000	113,631
µ4.625% 12/29/49		75,000	73,313
BB&T 2.85% 10/26/24		15,000	14,406
Branch Banking & Trust 2.85% 4/1/21		390,000	388,544
Citigroup
•2.985% (LIBOR03M + 1.10%) 5/17/24		50,000	50,485
3.75% 10/27/23	AUD	13,000	10,147
Citizens Financial Group
2.375% 7/28/21		35,000	33,971
4.30% 12/3/25		40,000	40,519
Compass Bank 2.875% 6/29/22		250,000	242,633
Credit Suisse Group
µ3.869% 1/12/29		675,000	655,602
µ6.25% 12/29/49		200,000	205,728
Development Bank of Japan 2.625% 9/1/27		200,000	191,417
Fifth Third Bancorp
2.60% 6/15/22		20,000	19,411
2.875% 7/27/20		320,000	319,556
Goldman Sachs Group
5.15% 5/22/45		20,000	21,574
6.00% 6/15/20		225,000	238,215
Huntington Bancshares 2.30% 1/14/22		50,000	47,941
JPMorgan Chase & Co.
µ3.897% 1/23/49		80,000	76,471
µ3.964% 11/15/48		40,000	38,598
µ6.75% 8/29/49		300,000	327,675
KeyBank
3.375% 3/7/23		250,000	251,157
3.40% 5/20/26		250,000	242,029
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	20,000	16,137

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group
4.375% 3/22/28		200,000	$202,405
µ7.50% 4/30/49		200,000	217,250
Morgan Stanley
µ3.772% 1/24/29		270,000	266,145
3.95% 4/23/27		45,000	43,898
4.375% 1/22/47		130,000	133,361
5.00% 9/30/21	AUD	14,000	11,458
5.00% 11/24/25		75,000	78,553
5.50% 1/26/20		200,000	208,829
µNorthern Trust 3.375% 5/8/32		30,000	28,850
µPNC Financial Services Group 5.00% 12/29/49		305,000	304,390
Popular 7.00% 7/1/19		85,000	87,125
Regions Financial 2.75% 8/14/22		35,000	34,043
Royal Bank of Scotland Group 3.875% 9/12/23		200,000	197,752
Santander UK 5.00% 11/7/23		200,000	207,187
State Street
3.10% 5/15/23		25,000	24,867
3.30% 12/16/24		350,000	347,331
SunTrust Banks
2.70% 1/27/22		230,000	225,139
3.00% 2/2/23		5,000	4,916
U.S. Bancorp 2.375% 7/22/26		215,000	195,445
µUBS Group 6.875% 12/29/49		200,000	211,175
UBS Group Funding Switzerland 3.491% 5/23/23		200,000	197,823
US Bancorp
3.10% 4/27/26		65,000	62,119
3.15% 4/27/27		145,000	139,563
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49		275,000	248,683
Wells Fargo & Co. 3.00% 7/27/21.	AUD	40,000	30,720
Wells Fargo Capital X 5.95% 12/15/36		15,000	16,275
µWestpac Banking 5.00% 12/31/49		25,000	23,147
Zions Bancorporation 4.50% 6/13/23		20,000	20,380

			8,296,029

Beverages–0.25%
Anheuser-Busch InBev Finance 3.30% 2/1/23		210,000	210,387
Cott Holdings 5.50% 4/1/25		90,000	89,100
Molson Coors Brewing 4.20% 7/15/46		5,000	4,745
Pernod Ricard 4.45% 1/15/22		150,000	155,860

			460,092

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology–0.13%
Biogen 5.20% 9/15/45	30,000	$32,882
Celgene
3.90% 2/20/28	135,000	133,182
4.55% 2/20/48	45,000	44,292
Gilead Sciences 4.15% 3/1/47	35,000	34,357

		244,713

Building Materials–0.31%
Boise Cascade 5.625% 9/1/24	110,000	113,025
Builders FirstSource 5.625% 9/1/24	90,000	90,787
Jeld-Wen
4.625% 12/15/25	10,000	9,550
4.875% 12/15/27	75,000	71,063
Lennox International 3.00% 11/15/23	40,000	39,024
Martin Marietta Materials
3.50% 12/15/27	30,000	28,647
4.25% 12/15/47	55,000	51,060
Standard Industries 5.00% 2/15/27	160,000	155,710
US Concrete 6.375% 6/1/24	5,000	5,213

		564,079

Chemicals–0.43%
Chemours 5.375% 5/15/27	70,000	70,350
Dow Chemical 8.55% 5/15/19	373,000	396,016
Kraton Polymers 7.00% 4/15/25	75,000	78,000
Mosaic 5.625% 11/15/43	40,000	41,965
NOVA Chemicals 5.25% 6/1/27	60,000	57,150
Olin
5.00% 2/1/30	85,000	81,494
5.125% 9/15/27	45,000	44,494
Potash Corp. of Saskatchewan 4.00% 12/15/26	15,000	15,009

		784,478

Commercial Services–0.29%
Avis Budget Car Rental 6.375% 4/1/24	35,000	35,525
Herc Rentals 7.75% 6/1/24	31,000	33,713
Nielsen Co. Luxembourg 5.00% 2/1/25	60,000	59,325
Prime Security Services
Borrower 9.25% 5/15/23	173,000	187,909
Service Corp. International 4.625% 12/15/27	55,000	53,213
United Rentals North America
5.50% 5/15/27	140,000	141,400
5.875% 9/15/26	20,000	20,875

		531,960

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Computers–0.14%
Apple 2.75% 1/13/25	125,000	$120,417
Dell International 6.02% 6/15/26	125,000	134,829

		255,246

Construction & Engineering–0.01%
SBA Tower Trust 2.898% 10/8/19	25,000	24,873

		24,873

Containers & Packaging–0.20%
BWAY Holding 5.50% 4/15/24	155,000	156,356
CCL Industries 3.25% 10/1/26	35,000	32,481
Crown Americas 4.75% 2/1/26	102,000	98,940
Owens-Brockway Glass Container 5.875% 8/15/23	35,000	36,291
WestRock 3.00% 9/15/24	40,000	38,297

		362,365

Distribution & Wholesale–0.05%
American Tire Distributors 10.25% 3/1/22	50,000	51,313
Kar Auction Services 5.125% 6/1/25	35,000	34,913

		86,226

Diversified Financial Services–1.08%
AerCap Ireland Capital 3.65% 7/21/27	300,000	281,480
Air Lease
3.00% 9/15/23	55,000	52,763
3.625% 4/1/27	185,000	176,720
Ally Financial 5.75% 11/20/25	125,000	129,256
Charles Schwab
3.20% 1/25/28	25,000	24,020
µ5.00% 6/1/66	30,000	29,353
E*TRADE Financial
3.80% 8/24/27	60,000	58,372
µ5.875% 12/29/49	60,000	61,500
International Lease Finance 8.625% 1/15/22	135,000	157,576
Jefferies Group
4.15% 1/23/30	70,000	65,284
6.45% 6/8/27	25,000	28,292
6.50% 1/20/43	15,000	16,689
Lazard Group
3.625% 3/1/27	40,000	38,975
3.75% 2/13/25	400,000	394,227
National Rural Utilities Cooperative Finance
2.85% 1/27/25	115,000	110,930
µ4.75% 4/30/43	60,000	61,617
µ5.25% 4/20/46	260,000	277,170

		1,964,224

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric–1.79%
AES 5.50% 4/15/25	25,000	$25,969
AES Gener 5.25% 8/15/21	13,000	13,346
Ameren Illinois 9.75% 11/15/18	263,000	273,945
Appalachian Power 3.30% 6/1/27	25,000	24,284
Avangrid 3.15% 12/1/24	55,000	53,474
Baltimore Gas & Electric 3.75% 8/15/47	60,000	57,880
Berkshire Hathaway Energy 3.75% 11/15/23	85,000	86,786
Calpine
5.25% 6/1/26	135,000	130,781
5.375% 1/15/23	30,000	28,831
5.75% 1/15/25	35,000	32,113
Cleveland Electric Illuminating
3.50% 4/1/28	170,000	162,850
5.50% 8/15/24	5,000	5,558
CMS Energy 6.25% 2/1/20	60,000	63,278
ComEd Financing III 6.35% 3/15/33	60,000	64,350
Dominion Energy 3.625% 12/1/24	45,000	44,661
DTE Energy
2.85% 10/1/26	30,000	27,680
3.30% 6/15/22	45,000	45,030
3.80% 3/15/27	25,000	24,721
Duke Energy 2.65% 9/1/26	155,000	141,722
Dynegy 8.00% 1/15/25	48,000	52,440
µEmera 6.75% 6/15/76	380,000	412,300
Enel Finance International 3.625% 5/25/27	450,000	429,407
Entergy Louisiana
3.12% 9/1/27	75,000	72,282
4.95% 1/15/45	20,000	20,462
Entergy Mississippi 2.85% 6/1/28	65,000	60,898
Exelon
3.497% 6/1/22	45,000	44,610
3.95% 6/15/25	15,000	15,067
Fortis 3.055% 10/4/26	105,000	97,488
Great Plains Energy 4.85% 6/1/21	25,000	25,900
Kansas City Power & Light 3.65% 8/15/25	65,000	65,295
LG&E & KU Energy 4.375% 10/1/21	115,000	119,342
Mississippi Power 3.95% 3/30/28	60,000	60,496
New York State Electric & Gas 3.25% 12/1/26	55,000	53,661
NextEra Energy Capital Holdings
3.55% 5/1/27	90,000	87,628

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings (continued)
3.625% 6/15/23	25,000	$25,133
NV Energy 6.25% 11/15/20	45,000	48,596
Pennsylvania Electric 5.20% 4/1/20	5,000	5,173
Sempra Energy
3.40% 2/1/28	40,000	38,450
3.80% 2/1/38	55,000	51,792
Southwestern Electric Power 3.85% 2/1/48	150,000	143,085
Trans-Allegheny Interstate Line 3.85% 6/1/25	25,000	25,194

		3,261,958

Electronics–0.08%
Allegion U.S. Holding
3.20% 10/1/24	100,000	97,241
3.55% 10/1/27	18,000	17,083
Corning 4.375% 11/15/57	40,000	37,000

		151,324

Entertainment–0.22%
AMC Entertainment Holdings 6.125% 5/15/27	80,000	79,208
GLP Capital 5.375% 4/15/26	60,000	61,050
Penn National Gaming 5.625% 1/15/27	135,000	130,484
Scientific Games International 10.00% 12/1/22	115,000	124,272

		395,014

Environmental Control–0.11%
Advanced Disposal Services 5.625% 11/15/24	85,000	86,063
Covanta Holding 5.875% 7/1/25	90,000	87,525
Republic Services 3.375% 11/15/27	35,000	33,845

		207,433

Food–0.19%
Campbell Soup
3.30% 3/15/21	25,000	25,166
3.65% 3/15/23	15,000	15,028
JBS USA Finance 5.75% 6/15/25	90,000	84,375
Lamb Weston Holdings
4.625% 11/1/24	30,000	29,888
4.875% 11/1/26	60,000	59,625
Post Holdings
5.00% 8/15/26	75,000	71,438
5.625% 1/15/28	60,000	57,525

		343,045

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Service–0.04%
Aramark Services
5.00% 2/1/28	20,000	$19,625
5.125% 1/15/24	55,000	56,237

		75,862

Gas–0.04%
AmeriGas Partners 5.875% 8/20/26	70,000	68,775

		68,775

Health Care Products–0.39%
Abbott Laboratories 4.90% 11/30/46	130,000	143,104
Becton Dickinson & Co. 3.363% 6/6/24	160,000	154,212
Boston Scientific 4.00% 3/1/28	70,000	70,239
Hill-Rom Holdings
5.00% 2/15/25	30,000	29,888
5.75% 9/1/23	50,000	52,000
Hologic 4.625% 2/1/28	15,000	14,438
Thermo Fisher Scientific 3.00% 4/15/23	260,000	253,653

		717,534

Health Care Services–0.42%
Air Medical Group Holdings 6.375% 5/15/23	111,000	105,727
DaVita 5.00% 5/1/25	65,000	62,988
Encompass Health
5.125% 3/15/23	10,000	10,175
5.75% 11/1/24	140,000	142,975
5.75% 9/15/25	5,000	5,125
HCA
5.375% 2/1/25	60,000	60,300
5.875% 2/15/26	150,000	153,000
MPH Acquisition Holdings 7.125% 6/1/24	65,000	67,275
New York and Presbyterian Hospital 4.063% 8/1/56	40,000	39,780
Tenet Healthcare
5.125% 5/1/25	65,000	62,725
8.125% 4/1/22	45,000	47,081
Universal Health Services 5.00% 6/1/26	10,000	10,100

		767,251

Home Builders–0.04%
Lennar 4.50% 4/30/24	25,000	24,563
PulteGroup 5.00% 1/15/27	50,000	48,798

		73,361

Home Furnishings–0.09%
Leggett & Platt 3.50% 11/15/27	95,000	91,567

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Home Furnishings (continued)
Tempur Sealy International 5.50% 6/15/26	70,000	$67,550

		159,117

Insurance–0.73%
AXIS Specialty Finance 4.00% 12/6/27	85,000	82,141
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	55,363
HUB International 7.875% 10/1/21	100,000	103,625
MetLife
µ5.25% 12/29/49	355,000	363,783
6.817% 8/15/18	85,000	86,273
Nuveen Finance
2.95% 11/1/19	35,000	34,938
4.125% 11/1/24	80,000	81,568
Progressive
2.45% 1/15/27	40,000	36,735
4.125% 4/15/47	30,000	30,438
µPrudential Financial 5.375% 5/15/45	250,000	256,563
USIS Merger Sub 6.875% 5/1/25	125,000	125,313
XLIT
•4.179% (LIBOR03M + 2.458%) 12/29/49	30,000	29,850
5.50% 3/31/45	40,000	44,036

		1,330,626

Internet–0.13%
Symantec 5.00% 4/15/25	80,000	80,884
Zayo Group
5.75% 1/15/27	55,000	53,900
6.375% 5/15/25	100,000	103,875

		238,659

Iron & Steel–0.03%
Steel Dynamics 5.00% 12/15/26	50,000	50,125

		50,125

Leisure Time–0.07%
Royal Caribbean Cruises 3.70% 3/15/28	125,000	120,070

		120,070

Lodging–0.20%
Boyd Gaming 6.375% 4/1/26	155,000	161,992
Hilton Worldwide Finance 4.875% 4/1/27	135,000	133,819
Marriott International 4.50% 10/1/34	5,000	5,115
MGM Resorts International 4.625% 9/1/26	65,000	62,238

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Lodging (continued)
Wyndham Worldwide 4.15% 4/1/24	5,000	$4,994

		368,158

Machinery Diversified–0.05%
Nvent Finance Sarl 4.55% 4/15/28	95,000	95,629

		95,629

Manufacturing–0.20%
3M 2.875% 10/15/27	70,000	67,734
Crane 4.45% 12/15/23	60,000	61,359
Eaton 3.103% 9/15/27	5,000	4,713
General Electric
2.10% 12/11/19	70,000	68,732
5.55% 5/4/20	30,000	31,411
6.00% 8/7/19	56,000	58,065
Koppers 6.00% 2/15/25	60,000	61,452
Parker-Hannifin 3.30% 11/21/24	5,000	4,975

		358,441

Media–1.18%
Altice France 7.375% 5/1/26	200,000	191,250
AMC Networks 4.75% 8/1/25	65,000	62,798
CCO Holdings
5.125% 5/1/23	50,000	50,187
5.125% 5/1/27	65,000	61,873
5.75% 2/15/26	10,000	9,975
5.875% 5/1/27	65,000	65,163
Cequel Communications Holdings I 7.75% 7/15/25	200,000	212,500
CSC Holdings 5.25% 6/1/24	16,000	15,260
Discovery Communications
3.95% 3/20/28	50,000	48,060
5.20% 9/20/47	100,000	100,161
Gray Television 5.875% 7/15/26	100,000	97,500
Nexstar Broadcasting 5.625% 8/1/24	65,000	63,843
Sinclair Television Group 5.125% 2/15/27	55,000	51,288
Sirius XM Radio
5.00% 8/1/27	115,000	108,675
5.375% 7/15/26	80,000	79,200
Time Warner Cable 7.30% 7/1/38	165,000	198,381
Time Warner Entertainment 8.375% 3/15/23	65,000	77,226
Tribune Media 5.875% 7/15/22	55,000	56,031
UPCB Finance IV 5.375% 1/15/25	200,000	194,000
Virgin Media Secured Finance 5.25% 1/15/26	200,000	193,250

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
VTR Finance 6.875% 1/15/24	200,000	$208,802

		2,145,423

Metal Fabricate & Hardware–0.13%
Novelis 6.25% 8/15/24	100,000	102,750
Zekelman Industries 9.875% 6/15/23	120,000	132,300

		235,050

Mining–0.49%
Anglo American Capital 4.875% 5/14/25	200,000	205,207
Barrick North America Finance 5.75% 5/1/43	145,000	169,684
µBHP Billiton Finance USA 6.25% 10/19/75	255,000	269,153
FMG Resources August 2006 Pty
4.75% 5/15/22	55,000	54,519
5.125% 5/15/24	45,000	44,550
Freeport-McMoRan
4.55% 11/14/24	50,000	49,375
6.875% 2/15/23	45,000	48,488
Hudbay Minerals 7.625% 1/15/25	40,000	42,450

		883,426

Office & Business Equipment–0.01%
CDW 5.00% 9/1/25	10,000	10,000

		10,000

Oil & Gas–0.88%
Alta Mesa Holdings 7.875% 12/15/24	80,000	83,700
Anadarko Petroleum 6.60% 3/15/46	120,000	151,411
Antero Resources 5.625% 6/1/23	45,000	46,125
Chesapeake Energy
8.00% 12/15/22	17,000	18,063
8.00% 1/15/25	25,000	24,250
Diamondback Energy 4.75% 11/1/24	85,000	84,363
Ecopetrol 7.375% 9/18/43	5,000	5,881
Gulfport Energy
6.00% 10/15/24	35,000	33,381
6.625% 5/1/23	70,000	71,050
Hilcorp Energy I 5.00% 12/1/24	45,000	44,550
Laredo Petroleum 6.25% 3/15/23	35,000	35,263
Marathon Oil 5.20% 6/1/45	25,000	26,386
Murphy Oil 6.875% 8/15/24	160,000	167,200
Murphy Oil USA 6.00% 8/15/23	60,000	62,025

LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Newfield Exploration
5.375% 1/1/26	50,000	$51,875
5.75% 1/30/22	25,000	26,250
Noble Energy
3.85% 1/15/28	165,000	162,561
4.95% 8/15/47	15,000	15,689
5.05% 11/15/44	40,000	41,965
Occidental Petroleum 4.20% 3/15/48	90,000	90,896
Petroleos Mexicanos 6.75% 9/21/47	15,000	15,216
QEP Resources
5.25% 5/1/23	50,000	48,377
5.625% 3/1/26	60,000	56,925
Southwestern Energy
4.10% 3/15/22	20,000	19,250
6.70% 1/23/25	110,000	107,305
Woodside Finance 8.75% 3/1/19	105,000	110,718

		1,600,675

Oil & Gas Services–0.03%
Transocean Proteus 6.25% 12/1/24	45,000	45,956

		45,956

Paper & Forest Products–0.09%
Georgia-Pacific 8.00% 1/15/24	125,000	155,012

		155,012

Pharmaceuticals–0.24%
AbbVie 4.45% 5/14/46	75,000	74,883
CVS Health
3.35% 3/9/21	45,000	45,276
3.70% 3/9/23	65,000	65,425
4.10% 3/25/25	80,000	80,683
4.30% 3/25/28	75,000	75,468
4.78% 3/25/38	30,000	30,502
Mylan 4.55% 4/15/28	55,000	55,199

		427,436

Pipelines–1.13%
Cheniere Corpus Christi Holdings
5.125% 6/30/27	95,000	94,644
5.875% 3/31/25	20,000	21,000
Crestwood Midstream Partners 5.75% 4/1/25	75,000	74,625
Enbridge
3.70% 7/15/27	60,000	57,626
µ6.00% 1/15/77	70,000	69,300
µ6.25% 3/1/78	35,000	34,789
Energy Transfer Equity 7.50% 10/15/20	35,000	37,778

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Partners
6.125% 12/15/45	115,000	$119,756
9.70% 3/15/19	60,000	63,653
Enterprise Products Operating 4.25% 2/15/48	50,000	48,936
Genesis Energy 6.75% 8/1/22	105,000	108,281
Kinder Morgan 4.30% 3/1/28	140,000	139,668
MPLX
4.875% 12/1/24	385,000	404,254
5.20% 3/1/47	10,000	10,489
NuStar Logistics 5.625% 4/28/27	70,000	68,075
ONEOK 7.50% 9/1/23	110,000	128,335
Sabine Pass Liquefaction
5.625% 3/1/25	65,000	70,027
5.75% 5/15/24	100,000	107,772
5.875% 6/30/26	150,000	164,207
Targa Resources Partners
5.125% 2/1/25	25,000	24,969
5.375% 2/1/27	30,000	30,000
Tesoro Logistics 5.25% 1/15/25	45,000	45,806
µTranscanada Trust 5.875% 8/15/76	30,000	31,350
Transcontinental Gas Pipe Line
4.00% 3/15/28	30,000	29,402
4.60% 3/15/48	35,000	34,013
Williams Partners 4.85% 3/1/48	30,000	29,813

		2,048,568

Real Estate Investment Trusts–0.85%
Alexandria Real Estate Equities 3.45% 4/30/25	35,000	33,911
American Tower 3.60% 1/15/28	140,000	133,194
American Tower Trust I 3.07% 3/15/23	60,000	59,298
Corporate Office Properties
3.60% 5/15/23	40,000	39,216
5.25% 2/15/24	40,000	42,116
Crown Castle International
3.80% 2/15/28	210,000	202,381
5.25% 1/15/23	70,000	74,464
CubeSmart 3.125% 9/1/26	50,000	46,564
CyrusOne 5.375% 3/15/27	50,000	50,000
Education Realty Operating Partnership 4.60% 12/1/24	45,000	45,716
ESH Hospitality 5.25% 5/1/25	90,000	87,777
GEO Group
5.125% 4/1/23	10,000	9,925
5.875% 10/15/24	10,000	9,950
Goodman U.S. Finance Three 3.70% 3/15/28	30,000	28,889

LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Hospitality Properties Trust 4.50% 3/15/25	45,000	$45,531
Host Hotels & Resorts
3.75% 10/15/23	10,000	9,897
3.875% 4/1/24	20,000	19,779
4.50% 2/1/26	40,000	40,560
Hudson Pacific Properties 3.95% 11/1/27	35,000	33,612
Iron Mountain US Holdings 5.375% 6/1/26	125,000	120,156
Kilroy Realty 3.45% 12/15/24	60,000	58,302
Life Storage 3.875% 12/15/27	30,000	28,951
LifeStorage 3.50% 7/1/26	40,000	38,282
MGM Growth Properties Operating Partnership 4.50% 9/1/26	40,000	38,400
Regency Centers 3.60% 2/1/27	10,000	9,603
SBA Communications 4.875% 9/1/24	40,000	39,300
UDR 4.00% 10/1/25	155,000	155,921
WP Carey 4.60% 4/1/24	35,000	35,919

		1,537,614

Retail–0.18%
Beacon Escrow 4.875% 11/1/25	100,000	95,750
KFC Holding
5.00% 6/1/24	18,000	17,933
5.25% 6/1/26	93,000	92,884
Penske Automotive Group 5.50% 5/15/26	120,000	118,200

		324,767

Savings & Loans–0.11%
µNationwide Building Society 4.302% 3/8/29	200,000	199,806

		199,806

Semiconductors–0.19%
Analog Devices 2.95% 1/12/21	60,000	59,841
Broadcom 3.50% 1/15/28	80,000	75,348
Sensata Technologies UK Financing 6.25% 2/15/26	200,000	211,190

		346,379

Software–0.25%
CDK Global 5.00% 10/15/24	125,000	127,813
First Data
5.75% 1/15/24	50,000	50,500
7.00% 12/1/23	56,000	58,923
Infor US 6.50% 5/15/22	70,000	71,575
Oracle
2.40% 9/15/23	90,000	86,269

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
3.80% 11/15/37		60,000	$59,453

			454,533

Telecommunications–1.09%
AT&T
3.90% 8/14/27		45,000	45,396
4.30% 2/15/30		55,000	54,812
4.90% 8/14/37		260,000	262,270
5.25% 3/1/37		20,000	21,221
Bell Canada 3.35% 3/22/23	CAD	19,000	14,990
CenturyLink 6.75% 12/1/23		65,000	63,538
Cincinnati Bell 7.00% 7/15/24		20,000	18,000
CommScope Technologies 5.00% 3/15/27		105,000	100,013
Crown Castle Towers 4.883% 8/15/20		210,000	217,465
Deutsche Telekom International Finance 1.95% 9/19/21		150,000	143,929
Level 3 Financing 5.375% 5/1/25		25,000	24,313
Sprint
7.125% 6/15/24		55,000	53,763
7.875% 9/15/23		97,000	99,183
Telecom Italia 5.303% 5/30/24		200,000	204,250
Telefonica Emisiones 4.895% 3/6/48		300,000	306,436
T-Mobile USA 6.50% 1/15/26		30,000	31,950
Verizon Communications
4.125% 8/15/46		65,000	58,732
4.50% 8/10/33		225,000	228,402
5.50% 3/16/47		30,000	33,370

			1,982,033

Transportation–0.17%
Burlington Northern Santa Fe 4.05% 6/15/48		45,000	45,546
FedEx 4.05% 2/15/48		115,000	108,428
United Parcel Service
3.75% 11/15/47		40,000	38,342
5.125% 4/1/19		45,000	46,239
XPO Logistics 6.125% 9/1/23		65,000	67,356

			305,911

Trucking & Leasing–0.36%
µAerCap Global Aviation Trust 6.50% 6/15/45		200,000	216,750
Aviation Capital Group
3.50% 11/1/27		70,000	65,810
4.875% 10/1/25		65,000	68,262

LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trucking & Leasing (continued)
Penske Truck Leasing 4.20% 4/1/27	305,000	$308,025

		658,847

Total Corporate Bonds (Cost $37,463,918)		36,962,492

MUNICIPAL BONDS–2.62%
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	500,000	494,375
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	25,000	38,163
Chicago, Illinois Series A 6.00% 1/1/38	500,000	562,145
Commonwealth of Massachusetts Series C 5.00% 10/1/25	5,000	5,906
Cuyoga County Ohio Hospital Revenue (Metrohealth System) 5.50% 2/15/57	500,000	546,130
Illinois Series A 5.00% 12/1/34	100,000	103,007
Lower Alabama Gas District Series A 5.00% 9/1/46	500,000	611,650
New Jersey Economic Development Authority (School Facilities Construction Bonds) Series UU 5.00% 6/15/40	100,000	105,045
New Jersey Turnpike Authority Series B 5.00% 1/1/40	250,000	285,605
Salt Verde Financial 5.00% 12/1/37	500,000	594,090
San Diego County Regional Airport Authority Series A 5.00% 7/1/47	375,000	428,306
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	10,910
Tarrant County Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) Series 2017 A 6.75% 11/15/47	400,000	445,452
Texas Water Development Board Water Implementation Revenue 5.00% 10/15/46	15,000	17,183
Series A 5.00% 10/15/45	5,000	5,627
Tobacco Settlement Financing Series 1A 5.00% 6/1/41	500,000	499,985

Total Municipal Bonds (Cost $4,596,958)		4,753,579

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–3.16%
•AMMC CLO 21 Series 2017-21A A 3.028% (LIBOR03M + 1.25%) 11/2/30	100,000	$101,020
•AMMC CLO 22 Series 2018-22A A 3.37% (LIBOR03M + 1.03%) 4/25/31	100,000	100,000
•Apex Credit CLO Series 2018-1A A2 3.325% (LIBOR03M + 1.03%) 4/25/31	100,000	100,000
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	100,000	99,613
•Cedar Funding VIII CLO Series 2017-8A A1 2.981% (LIBOR03M + 1.25%) 10/17/30	250,000	251,660
•CFIP CLO Series 2017-1A A 2.616% (LIBOR03M + 1.22%) 1/18/30	250,000	251,733
•Citibank Credit Card Issuance Trust Series 2018-A2 A2 2.152% (LIBOR01M + 0.33%) 1/21/25	445,000	445,000
•CNH Equipment Trust Series 2016-B A2B 2.177% (LIBOR01M + 0.40%) 10/15/19	653	653
Discover Card Execution Note Trust
•Series 2017-A3 A3 2.007% (LIBOR01M + 0.23%) 10/17/22	460,000	460,697
•Series 2017-A5 A5 2.377% (LIBOR01M + 0.60%) 12/15/26	450,000	453,862
•ECP CLO Series 2015-7A A1R 2.962% (LIBOR03M + 1.14%) 4/22/30	250,000	250,079
•GoldenTree Loan Management US CLO 1 Series 2017-1A A 2.965% (LIBOR03M + 1.22%) 4/20/29	250,000	251,500
HOA Funding Series 2014-1A A2 4.846% 8/20/44	46,500	45,322
Hyundai Auto Lease Securitization Trust Series 2016-C A3 1.49% 2/18/20	100,000	99,543
•KVK CLO Series 2015-1A AR 3.142% (LIBOR03M + 1.25%) 5/20/27	250,000	250,058
•Mercedes-Benz Master Owner Trust Series 2016-AA A 2.357% (LIBOR01M + 0.58%) 5/15/20	100,000	100,060

LVIP Delaware Wealth Builder Fund–15

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•MP CLO IV Series 2013-2A ARR 3.025% (LIBOR03M + 1.28%) 7/25/29	250,000	$251,757
•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 3.222% (LIBOR01M + 1.35%) 9/27/21	25,000	25,114
Nissan Auto Lease Trust Series 2016-B A3 1.50% 7/15/19	100,000	99,568
•Northwoods Capital XV Series 2017-15A A 3.502% (LIBOR03M + 1.30%) 6/20/29	250,000	251,804
•Northwoods Capital XVII Series 2018-17A A 3.308% (LIBOR03M + 1.06%) 4/22/31	250,000	250,120
•OCP CLO Series 2017-13A A1A 2.982% (LIBOR03M + 1.26%) 7/15/30	250,000	252,538
•Octagon Investment Partners XV Series 2013-1A A1AR 2.949% (LIBOR03M + 1.21%) 7/19/30	250,000	251,027
•PFS Financing Series 2018-A A 2.177% (LIBOR01M + 0.40%) 2/15/22	100,000	99,998
•Towd Point Mortgage Trust Series 2015-5 A1B 2.75% 5/25/55	55,145	54,702
•Trinitas CLO VI Series 2017-6A A 3.065% (LIBOR03M + 1.32%) 7/25/29	250,000	251,887
•Venture 31 CLO Series 2018-31A A1 3.342% (LIBOR03M + 1.03%) 4/20/31	250,000	250,000
•Venture XXVIII CLO Series 2017-28A A2 2.855% (LIBOR03M + 1.11%) 7/20/30	250,000	251,132
Verizon Owner Trust
Series 2016-2A A 1.68% 5/20/21	100,000	98,870
Series 2017-1A A 2.06% 9/20/21	100,000	99,009

Total Non-Agency Asset-Backed Securities (Cost $5,732,708)		5,748,326

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.23%
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	791	751
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	13,528	13,512

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	18,130	$19,236
•Series 2007-A1 7A4 3.722% 7/25/35	8,006	7,215
New Residential Mortgage Loan Trust
•Series 2017-1A A1 4.00% 2/25/57	76,757	78,239
•Series 2017-2A A4 4.00% 3/25/57	76,561	77,472
•Series 2017-6A A1 4.00% 8/27/57	90,204	91,570
Sequoia Mortgage Trust
•Series 2014-2 A4 3.50% 7/25/44	29,767	29,717
•Series 2015-1 B2 3.875% 1/25/45	13,878	13,988
•Series 2017-4 A1 3.50% 7/25/47	88,991	88,283

Total Non-Agency Collateralized Mortgage Obligations (Cost $422,047)		419,983

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.44%
Bank 2017
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	69,090
•Series 2017-BNK5 B 3.896% 6/15/60	50,000	50,424
Series 2017-BNK7 B 3.949% 9/15/60	450,000	455,667
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	60,000	58,914
•Series 2016-CD2 A4 3.526% 11/10/49	30,000	29,985
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	95,000	96,304
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	45,000	45,618
Series 2015-GC27 A5 3.137% 2/10/48	50,000	49,163
Series 2016-P3 A4 3.329% 4/15/49	145,000	143,419
COMM Mortgage Trust
Series 2013-CR6 AM 3.147% 3/10/46	40,000	39,534

LVIP Delaware Wealth Builder Fund–16

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-CR19 A5 3.796% 8/10/47	30,000	$30,766
Series 2014-CR20 AM 3.938% 11/10/47	85,000	86,734
Series 2015-3BP A 3.178% 2/10/35	100,000	98,521
Series 2015-CR23 A4 3.497% 5/10/48	35,000	35,076
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.762% 2/10/49	50,000	50,710
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	75,000	73,945
Series 2016-C3 A5 2.89% 9/10/49	45,000	42,916
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.699% 11/10/46	100,000	105,492
GRACE Mortgage Trust Series 2014-GRCE A 3.369% 6/10/28	600,000	606,229
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	30,000	30,591
Series 2017-GS5 A4 3.674% 3/10/50	65,000	65,674
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	200,000	203,829
Series 2015-C33 A4 3.77% 12/15/48	220,000	224,428
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	75,000	73,010
Series 2017-C7 A5 3.409% 10/15/50	195,000	192,503
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.548% 8/12/37	15,000	15,177
Series 2013-LC11 B 3.499% 4/15/46	35,000	34,380
Series 2015-JP1 A5 3.914% 1/15/49	30,000	30,874
Series 2016-JP2 A4 2.822% 8/15/49	95,000	90,131
Series 2016-JP2 AS 3.056% 8/15/49	60,000	57,157
•Series 2016-JP3 B 3.397% 8/15/49	20,000	19,217
Series 2016-WIKI A 2.798% 10/5/31	20,000	19,714

		Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2016-WIKI B 3.201% 10/5/31		35,000	$34,592
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39		26,950	21,352
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47		40,000	40,816
Series 2015-C23 A4 3.719% 7/15/50		115,000	116,790
Series 2015-C26 A5 3.531% 10/15/48		35,000	35,106
Series 2016-C29 A4 3.325% 5/15/49		35,000	34,560
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41		100,000	94,940
Series 2016-BNK2 A4 3.049% 11/15/49		395,000	381,094
Wells Fargo Commercial Mortgage Trust
•Series 2015-C30 XA 0.951% 9/15/58		3,013,574	161,792
Series 2015-NXS3 A4 3.617% 9/15/57		65,000	65,434
Series 2016-BNK1 A3 2.652% 8/15/49		60,000	56,303
Series 2017-C38 A5 3.453% 7/15/50		70,000	69,423
•Series 2017-RB1 XA 1.284% 3/15/50		996,624	88,832

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,557,619)			4,426,226

ΔREGIONAL BONDS–0.21%
Australia–0.10%
New South Wales Treasury
3.00% 3/20/28	AUD	147,200	112,786
4.00% 5/20/26	AUD	34,700	28,876
Queensland Treasury
2.75% 8/20/27	AUD	14,000	10,457
3.25% 7/21/28	AUD	29,000	22,507

			174,626

Canada–0.11%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	10,033
Province of Quebec Canada
2.75% 4/12/27		155,000	150,041

LVIP Delaware Wealth Builder Fund–17

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Quebec Canada (continued)
6.00% 10/1/29	CAD	50,000	$50,836

			210,910

Total Regional Bonds (Cost $394,691)			385,536

ΔSOVEREIGN BONDS–0.10%
Australia–0.02%
Australia Government Bond 3.75% 4/21/37	AUD	35,000	29,865

			29,865

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	10,000	8,659

			8,659

New Zealand–0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	22,000	18,160

			18,160

Republic of Korea–0.04%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	79,867,184	75,877

			75,877

United Kingdom–0.02%
United Kingdom Gilt 3.50% 1/22/45	GBP	21,100	40,791

			40,791

Total Sovereign Bonds (Cost $166,641)			173,352

		Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS–0.01%
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	13,000	$9,993
International Finance 3.625% 5/20/20	NZD	12,000	8,888

Total Supranational Banks (Cost $18,597)			18,881

U.S. TREASURY OBLIGATIONS–5.36%
U.S. Treasury Bond 3.00% 2/15/48		2,390,000	2,404,004
U.S. Treasury Inflation Index Note 0.125% 4/15/22		1,146,611	1,130,684
U.S. Treasury Notes
2.25% 11/15/27		3,890,000	3,726,802
2.625% 2/28/23		1,080,000	1,083,417
2.75% 2/15/28		1,405,000	1,405,906

Total U.S. Treasury Obligations (Cost $9,718,216)			9,750,813

SHORT-TERM INVESTMENTS–6.98%
≠Discounted Commercial Paper–6.98%
Abbey National Treasury Services 1.69% 4/2/18		6,500,000	6,499,695
Banco Estado Chile 1.68% 4/2/18		6,190,000	6,189,711

			12,689,406

Total Short-Term Investments (Cost $12,689,406)			12,689,406

TOTAL VALUE OF SECURITIES–101.79% (Cost $172,762,454)	185,026,988
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.79%)	(3,262,669)

NET ASSETS APPLICABLE TO 12,635,939 SHARES OUTSTANDING–100.00%	$181,764,319

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $46,000 cash collateral held at broker and $5,401 variation margin due from broker for futures contracts as of March 31, 2018.

LVIP Delaware Wealth Builder Fund–18

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	(350)	USD	268	4/3/18	$—	$(1)
BNYM	CAD	(1,500)	USD	1,162	4/2/18	—	(1)
BNYM	DKK	(1,530,520)	USD	252,765	4/4/18	41	—
BNYM	EUR	114,508	USD	(141,968)	4/3/18	—	(1,023)
BNYM	GBP	593,235	USD	(839,819)	4/3/18	—	(7,337)
BNYM	HKD	(1,347,488)	USD	171,696	4/3/18	—	(33)
BNYM	HKD	327,128	USD	(41,684)	4/4/18	7	—
BNYM	JPY	(86,137,537)	USD	806,244	4/2/18	—	(3,483)
BNYM	SEK	2,450,397	USD	(295,708)	4/3/18	—	(2,138)

Total Foreign Currency Exchange Contracts						$48	$(14,016)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
(5)	Long Gilt	$(861,582)	$(845,637)	6/28/18	$—	$(15,945)
17	U.S. Treasury 5 yr Notes	1,945,836	1,940,150	7/2/18	5,686	—
18	U.S. Treasury 10 yr Notes	2,180,531	2,170,179	6/20/18	10,352	—
1	U.S. Treasury Long Bonds	146,625	146,159	6/21/18	466	—

Total Futures Contracts					$16,504	$(15,945)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Delaware Wealth Builder Fund–19

LVIP Delaware Wealth Builder Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BB–Barclays Bank

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CLO–Collateralized Loan Obligations

DB–Deutsche Bank

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

HKD–Hong Kong Dollar

GS–Goldman Sachs

ICE–Intercontinental Exchange

IT–Information Technology

JPM–JPMorgan

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

LIBOR–London InterBank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR12M–ICE LIBOR USD 12 Month

NZD–New Zealand Dollar

REMICs–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

USD–U.S. Dollar

yr–Year

See accompanying notes.

LVIP Delaware Wealth Builder Fund–20

LVIP Delaware Wealth Builder Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Wealth Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Wealth Builder Fund–21

LVIP Delaware Wealth Builder Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$2,013,167	$—	$2,013,167
Automobiles	1,455,912	—	1,455,912
Banks	3,530,734	—	3,530,734
Beverages	127,684	—	127,684
Biotechnology	2,190,729	—	2,190,729
Capital Markets	318,765	—	318,765
Chemicals	1,599,121	—	1,599,121
Commercial Services & Supplies	1,716,048	—	1,716,048
Communications Equipment	1,767,068	—	1,767,068
Diversified Telecommunication Services	3,983,002	—	3,983,002
Electric Utilities	744,822	—	744,822
Equity Real Estate Investment Trusts	7,091,865	—	7,091,865
Food & Staples Retailing	778,123	—	778,123
Food Products	2,746,644	—	2,746,644
Health Care Providers & Services	1,898,920	—	1,898,920
Household Durables	780,861	—	780,861
Household Products	3,419,463	—	3,419,463
Insurance	1,922,333	—	1,922,333
IT Services	1,248,306	—	1,248,306
Multiline Retail	1,409,429	—	1,409,429
Oil, Gas & Consumable Fuels	5,336,725	—	5,336,725
Pharmaceuticals	5,573,759	—	5,573,759
Semiconductors & Semiconductor Equipment	1,921,544	—	1,921,544
Software	1,895,254	—	1,895,254
Technology Hardware, Storage & Peripherals	35,234	—	35,234
Developed Markets
Aerospace & Defense	—	590,658	590,658
Air Freight & Logistics	—	786,242	786,242
Auto Components	—	881,002	881,002
Automobiles	—	1,133,870	1,133,870
Banks	—	3,679,915	3,679,915
Beverages	—	397,273	397,273
Construction & Engineering	—	645,241	645,241
Diversified Telecommunication Services	—	589,135	589,135
Electrical Equipment	582,081	—	582,081
Equity Real Estate Investment Trusts	105,433	342,044	447,477
Food & Staples Retailing	—	427,932	427,932
Health Care Equipment & Supplies	—	429,062	429,062
Hotels, Restaurants & Leisure	—	533,054	533,054
Household Durables	—	443,116	443,116
Insurance	—	645,117	645,117
Machinery	—	500,990	500,990
Media	—	208,199	208,199
Metals & Mining	—	701,587	701,587
Multi-Utilities	1,179,387	446,083	1,625,470
Oil, Gas & Consumable Fuels	3,956,315	547,976	4,504,291
Pharmaceuticals	1,762,488	986,180	2,748,668
Professional Services	—	603,094	603,094
Real Estate Management & Development	—	166,776	166,776
Road & Rail	—	221,767	221,767

LVIP Delaware Wealth Builder Fund–22

LVIP Delaware Wealth Builder Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock (continued)
Developed Markets (continued)
Specialty Retail	$—	$143,449	$143,449
Technology Hardware, Storage & Peripherals	893,025	—	893,025
Textiles, Apparel & Luxury Goods	—	1,423,443	1,423,443
Tobacco	1,109,436	990,483	2,099,919
Trading Companies & Distributors	—	1,192,986	1,192,986
Wireless Telecommunication Services	—	436,535	436,535
Emerging Markets
Banks	—	545,192	545,192
Technology Hardware, Storage & Peripherals	—	535,053	535,053
Wireless Telecommunication Services	200,464	—	200,464
Preferred Stock	—	333,596	333,596
Agency Collateralized Mortgage Obligations	—	2,971,695	2,971,695
Agency Commercial Mortgage-Backed Securities	—	1,749,891	1,749,891
Agency Mortgage-Backed Securities	—	18,175,617	18,175,617
Corporate Bonds	—	36,962,492	36,962,492
Municipal Bonds	—	4,753,579	4,753,579
Non-Agency Asset-Backed Securities	—	5,748,326	5,748,326
Non-Agency Collateralized Mortgage Obligations	—	419,983	419,983
Non-Agency Commercial Mortgage-Backed Securities	—	4,426,226	4,426,226
Regional Bonds	—	385,536	385,536
Sovereign Bonds	—	173,352	173,352
Supranational Banks	—	18,881	18,881
U.S. Treasury Obligations	—	9,750,813	9,750,813
Short-Term Investments	—	12,689,406	12,689,406

Total Investments	$65,294,141	$119,732,847	$185,026,988

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$48	$48

Futures Contracts	$16,504	$—	$16,504

Liabilities:
Foreign Currency Exchange Contracts	$—	$(14,016)	$(14,016)

Futures Contracts	$(15,945)	$—	$(15,945)

There were no Level 3 investments at the end of the period.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Wealth Builder Fund–23

LVIP Delaware Wealth Builder Fund

Notes (continued)

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the Schedule of Investments and accompanying notes.

LVIP Delaware Wealth Builder Fund–24

LVIP Dimensional International Equity Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–47.32%
INVESTMENT COMPANY–47.32%
International Equity Fund–47.32%
*Lincoln Variable Insurance Products Trust–LVIP Dimensional International Core Equity Fund	17,766,924	$202,098,755

Total Affiliated Investment (Cost $175,103,560)		202,098,755

UNAFFILIATED INVESTMENTS–52.33%
INVESTMENT COMPANIES–52.33%
International Equity Fund–47.62%
**Dimensional Investment Group– DFA International Value Portfolio	10,079,037	203,394,969

		203,394,969

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.71%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	20,090,518	$20,090,518

		20,090,518

Total Unaffiliated Investments (Cost $173,961,759)		223,485,487

TOTAL VALUE OF SECURITIES–99.65% (Cost $349,065,319)	425,584,242
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	1,505,581

NET ASSETS APPLICABLE TO 40,013,818 SHARES OUTSTANDING–100.00%	$427,089,823

*	Standard Class shares.

**	Class I shares.

«	Includes $1,362,808 cash collateral held at broker for futures contracts and $187,514 variation margin due from broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
59	British Pound	$5,183,887	$5,170,404	6/19/18	$13,483	$—
55	Euro	8,496,468	8,564,983	6/19/18	—	(68,515)
52	Japanese Yen	6,138,275	6,158,625	6/19/18	—	(20,350)

					13,483	(88,865)

Equity Contracts:
206	Euro STOXX 50 Index	8,316,439	8,473,018	6/18/18	—	(156,579)
51	FTSE 100 Index	5,004,059	5,104,655	6/18/18	—	(100,596)
30	Nikkei 225 Index (OSE)	5,979,982	5,888,050	6/8/18	91,932	—

					91,932	(257,175)

Total Futures Contracts					$105,415	$(346,040)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

See accompanying notes.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$202,098,755
Unaffiliated Investment Companies	223,485,487

Total Investments	$425,584,242

Derivatives:

Assets:
Futures Contracts	$105,415

Liabilities:
Futures Contracts	$(346,040)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–47.32%*
International Equity Fund–47.32%*
LVIP Dimensional International Core Equity Fund	$190,380,514	$14,918,266	$856,105	$(25,042)	$(2,318,878)	$202,098,755	17,766,924	$—	$—

*	As a percentage of Net Assets.

LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional U.S. Equity Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–57.13%
INVESTMENT COMPANY–57.13%
Equity Fund–57.13%
*Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	35,024,568	$437,526,905

Total Affiliated Investment (Cost $354,251,740)		437,526,905

UNAFFILIATED INVESTMENTS–42.21%
INVESTMENT COMPANIES–42.21%
Equity Fund–37.91%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	14,169,886	290,340,956

		290,340,956

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	32,888,096	$32,888,096

		32,888,096

Total Unaffiliated Investments (Cost $250,374,849)		323,229,052

TOTAL VALUE OF SECURITIES–99.34% (Cost $604,626,589)	760,755,957
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.66%	5,035,542

NET ASSETS APPLICABLE TO 51,111,394 SHARES OUTSTANDING–100.00%	$765,791,499

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $8,311,800 cash collateral held at broker for futures contracts and $2,516,300 variation margin due to broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contracts:
(251)	E-mini Russell 2000 Index	$(19,216,560)	$(19,305,328)	6/18/18	$88,768	$—
(994)	E-mini S&P 500 Index	(131,357,100)	(131,736,782)	6/18/18	379,682	—
(217)	E-mini S&P MidCap 400 Index	(40,863,270)	(40,575,149)	6/15/18	—	(288,121)

Total Futures Contracts					$468,450	$(288,121)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

S&P–Standard & Poor’s

See accompanying notes.

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$437,526,905
Unaffiliated Investment Companies	323,229,052

Total Investments	$760,755,957

Derivatives:

Assets:
Futures Contracts	$468,450

Liabilities:
Futures Contracts	$(288,121)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

Value 12/31/17		Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–57.13%*
Equity Funds–57.13%*
LVIP Dimensional U.S. Core Equity 2 Fund	$438,587,752	$12,848,548	$8,922,166	$94,760	$(5,081,989)	$437,526,905	35,024,568	$—	$—

*	As a percentage of Net Assets.

LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–29.97%
INVESTMENT COMPANIES–29.97%
Fixed Income Funds–27.97%
*DFA Intermediate Term Extended Quality Portfolio	13,608,169	$141,933,203
*DFA VA Global Bond Portfolio	2,821,200	29,876,507
*DFA VA Short-Term Fixed Portfolio	3,665,154	37,311,271

		209,120,981

Money Market Fund–2.00%
**Lincoln Variable Insurance Products Trust– LVIP Government Money Market Fund (seven-day effective yield 1.18%)	1,491,768	14,917,681

		14,917,681

Total Affiliated Investments (Cost $228,097,426)		224,038,662

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–70.02%
INVESTMENT COMPANIES–70.02%
Fixed Income Funds–70.02%
*DFA Inflation Protected Securities Portfolio	1,290,931	$15,000,616
*DFA One-Year Fixed Income Portfolio	5,820,633	59,661,491
*DFA Two-Year Global Fixed Income Portfolio	8,299,951	82,003,516
Vanguard Long-Term Bond ETF	248,430	22,584,771
Vanguard Mortgage-Backed Securities ETF	1,738,429	89,702,936
Vanguard Short-Term Corporate Bond ETF	380,739	29,861,360
Vanguard Total Bond Market ETF	2,810,055	224,607,696

Total Unaffiliated Investments (Cost $530,885,742)		523,422,386

TOTAL VALUE OF SECURITIES–99.99% (Cost $758,983,168)	747,461,048
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	65,255

NET ASSETS APPLICABLE TO 72,065,633 SHARES OUTSTANDING–100.00%	$747,526,303

*	Institutional Class shares.

**	Standard Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes.

LVIP Dimensional/Vanguard Total Bond Fund–1

LVIP Dimensional/Vanguard Total Bond Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional/Vanguard Total Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”), which, in turn, invest in U.S. and foreign fixed-income securities and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$224,038,662
Unaffiliated Investment Companies	523,422,386

Total Investments	$747,461,048

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional/Vanguard Total Bond Fund–2

LVIP Dimensional/Vanguard Total Bond Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–29.97%*
Fixed Income Funds–27.97%*
DFA Intermediate Term Extended Quality Portfolio	$135,292,324	$11,824,110	$711,759	$(33,375)	$(4,438,097)	$141,933,203	13,608,169	$928,160	$—
DFA VA Global Bond Portfolio	28,411,722	2,018,598	450,655	(12,030)	(91,128)	29,876,507	2,821,200	—	—
DFA VA Short-Term Fixed Portfolio	35,583,687	2,523,248	868,588	(8,631)	81,555	37,311,271	3,665,154	—	—
Money Market Fund–2.00%*
LVIP Government Money Market Fund	14,232,957	1,033,995	349,271	—	—	14,917,681	1,491,768	31,645	—

Total	$213,520,690	$17,399,951	$2,380,273	$(54,036)	$(4,447,670)	$224,038,662	21,586,291	$959,805	$—

*	As a percentage of Net Assets.

LVIP Dimensional/Vanguard Total Bond Fund–3

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–24.11%
INVESTMENT COMPANIES–24.11%
Equity Fund–23.07%
Vanguard Mega Cap 300 Value ETF	1,318,532	$97,650,480

		97,650,480

Money Market Fund–1.04%
*Lincoln Variable Insurance Products Trust– LVIP Government Money Market Fund (seven-day effective yield 1.18%)	440,584	4,405,840

		4,405,840

Total Affiliated Investments (Cost $81,625,575)		102,056,320

UNAFFILIATED INVESTMENTS–76.21%
INVESTMENT COMPANIES–76.21%
Equity Funds–75.78%
Vanguard Dividend Appreciation ETF	382,013	38,602,414
Vanguard Mega Cap 300 Growth ETF	890,566	99,957,128
Vanguard Mid-Cap Growth ETF	65,242	8,456,016

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Mid-Cap Value ETF	78,086	$8,541,828
Vanguard Real Estate ETF	115,812	8,740,332
Vanguard Small-Cap Growth ETF	51,892	8,507,693
Vanguard Small-Cap Value ETF	99,301	12,851,535
Vanguard Total Stock Market ETF	933,267	126,662,997
Vanguard Variable Insurance Fund–Small Company Growth Portfolio	381,225	8,528,004

		320,847,947

Money Market Fund–0.43%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	1,812,616	1,812,616

		1,812,616

Total Unaffiliated Investments (Cost $228,219,700)		322,660,563

TOTAL VALUE OF SECURITIES–100.32% (Cost $309,845,275)	424,716,883
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.32%)	(1,362,662)

NET ASSETS APPLICABLE TO 22,739,906 SHARES OUTSTANDING–100.00%	$423,354,221

*	Standard Class shares.

ETF–Exchange-Traded Fund

See accompanying notes.

LVIP Vanguard Domestic Equity ETF Fund–1

LVIP Vanguard Domestic Equity ETF Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard Domestic Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”), which, in turn, invest in U.S. stocks and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$102,056,320
Unaffiliated Investment Companies	322,660,563

Total Investments	$424,716,883

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Vanguard Domestic Equity ETF Fund–2

LVIP Vanguard Domestic Equity ETF Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

Value 12/31/17		Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY– 24.11%*
Equity Fund–23.07%*
Vanguard Mega Cap 300 Value ETF **	$76,496,395	$25,828,127	$1,370,155	$(36,281)	$(3,267,606)	$97,650,480	1,318,532	$543,376	$—
Money Market Fund–1.04%*
LVIP Government Money Market Fund	7,968,654	554,262	4,117,076	—	—	4,405,840	440,584	15,656	—

Total	$84,465,049	$26,382,389	$5,487,231	$(36,281)	$(3,267,606)	$102,056,320	1,759,116	$559,032	$—

*	As a percentage of Net Assets.

**	Issuer considered an unaffiliated investment of the Fund at December 31, 2017.

LVIP Vanguard Domestic Equity ETF Fund–3

LVIP Vanguard International Equity ETF Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–1.01%
INVESTMENT COMPANY–1.01%
Money Market Fund–1.01%
*Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 1.18%)	299,831	$2,998,313

Total Affiliated Investment (Cost $2,998,313)		2,998,313

UNAFFILIATED INVESTMENTS–99.35%
INVESTMENT COMPANIES–99.35%
International Equity Funds–98.69%
Vanguard FTSE All-World ex-U.S. ETF	919,946	50,017,464
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	124,249	14,815,451
Vanguard FTSE Developed Markets ETF	1,600,089	70,803,938
Vanguard FTSE Emerging Markets ETF	808,995	38,006,585

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE European ETF	658,636	$38,299,684
Vanguard FTSE Pacific ETF	566,302	41,311,731
Vanguard Global ex-U.S. Real Estate ETF	196,308	11,959,083
**Vanguard VA International Portfolio	955,598	26,145,150

		291,359,086

Money Market Fund–0.66%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	1,937,053	1,937,053

		1,937,053

Total Unaffiliated Investments (Cost $247,481,392)		293,296,139

TOTAL VALUE OF SECURITIES–100.36% (Cost $250,479,705)	296,294,452
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.36%)	(1,073,990)

NET ASSETS APPLICABLE TO 25,483,818 SHARES OUTSTANDING–100.00%	$295,220,462

*	Standard Class shares.

**	Retail Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

VA–Variable Annuity

See accompanying notes.

LVIP Vanguard International Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard International Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”), which, in turn invest in foreign stocks and money market instruments (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$2,998,313
Unaffiliated Investment Companies	293,296,139

Total Investments	$296,294,452

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Vanguard International Equity ETF Fund–2

LVIP Vanguard International Equity ETF Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–1.01%*
Money Market Fund–1.01%*
LVIP Government Money Market Fund	$5,316,509	$462,571	$2,780,767	$—	$—	$2,998,313	299,831	$10,619	$—

*	As a percentage of Net Assets.

LVIP Vanguard International Equity ETF Fund–3

LVIP Dimensional International Core Equity Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.30%
Australia–5.97%
Accent Group	23,197	$22,740
Adelaide Brighton	12,534	60,290
AGL Energy	3,961	66,389
Ainsworth Game Technology	6,705	9,564
Alliance Aviation Services	9,170	12,071
ALS	3,374	19,416
Altium	1,848	28,566
Alumina	10,954	20,099
Alumina ADR	2,200	16,170
AMA Group	23,132	19,482
Amaysim Australia	13,692	12,106
Amcor	9,053	99,133
AMP	78,519	303,019
Ansell	3,495	68,420
AP Eagers	1,590	10,380
APA Group	11,542	70,279
APN Outdoor Group	8,848	31,747
Appen	2,937	20,316
ARB	1,647	25,213
Aristocrat Leisure	6,690	124,906
Asaleo Care	16,870	16,698
ASX	526	22,796
†Atlas Iron	179,046	2,750
Aurizon Holdings	23,661	77,625
Ausdrill	17,281	36,084
AusNet Services	34,560	44,702
Austal	16,268	22,753
Australia & New Zealand Banking Group	27,941	581,546
†Australian Agricultural	17,102	15,698
Australian Pharmaceutical Industries	13,270	15,381
Australian Vintage	32,253	14,660
Automotive Holdings Group	8,745	23,755
Aveo Group	10,918	22,287
†AWE	63,605	46,474
Bank of Queensland	10,328	87,668
Bapcor	5,064	22,274
Beach Energy	101,472	96,693
Bega Cheese	3,881	20,347
†Bellamy’s Australia	3,466	53,362
Bendigo & Adelaide Bank	10,210	77,738
BHP Billiton	45,795	1,015,070
BHP Billiton ADR	4,100	182,163
Blackmores	373	36,286
BlueScope Steel	28,904	340,061
Boral	18,259	105,324
Brambles	17,352	133,920
Bravura Solutions	8,353	17,490
Breville Group	2,406	21,680
Brickworks	3,510	42,187
BT Investment Management	4,733	36,937
BWX	2,317	8,683

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Cabcharge Australia	7,280	$10,025
Caltex Australia	13,411	325,768
†Cardno	10,023	10,034
carsales.com	6,482	67,743
Cedar Woods Properties	3,504	17,241
Challenger	3,624	32,456
CIMIC Group	1,187	40,854
Cleanaway Waste Management	72,316	80,879
Coca-Cola Amatil	10,035	67,198
Cochlear	684	96,066
Codan	7,058	14,041
Collins Foods (Australian Securities Exchange)	5,613	22,475
Commonwealth Bank of Australia	13,998	782,794
Computershare	7,588	101,759
†Cooper Energy	46,400	10,762
Corporate Travel Management	2,120	38,570
Costa Group Holdings	4,138	21,864
Credit Corp Group	1,365	20,397
Crown Resorts	4,615	45,324
†CSG	9,755	2,398
CSL	1,818	219,030
CSR	25,732	103,208
†Decmil Group	15,502	13,930
Domain Holdings Australia	8,039	20,181
Domino’s Pizza Enterprises	1,385	44,628
Downer EDI	27,411	136,240
DuluxGroup	9,991	57,039
Eclipx Group	8,271	22,906
Elders	6,008	34,551
†Energy World	39,810	8,867
ERM Power	5,246	7,344
Estia Health	7,420	19,505
EVENT Hospitality & Entertainment	6,614	70,763
Evolution Mining	50,407	118,181
Fairfax Media	80,391	42,009
Flight Centre Travel Group	2,450	107,853
Fortescue Metals Group	59,134	199,203
G8 Education	10,481	21,333
Genworth Mortgage Insurance Australia	9,798	17,455
GrainCorp Class A	10,331	67,646
Greencross	5,677	23,131
GUD Holdings	3,606	33,305
GWA Group	14,620	38,076
Hansen Technologies	7,143	22,848
Harvey Norman Holdings	29,208	83,510
Healthscope	66,524	99,674
HT&E	5,727	8,512
IDP Education	2,364	13,527
Iluka Resources	3,994	32,786
†Imdex	35,738	32,389

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
IMF Bentham	8,126	$16,227
Incitec Pivot	52,179	142,007
Independence Group	24,619	88,211
Inghams Group	6,226	16,328
Insurance Australia Group	20,107	116,418
Integral Diagnostics	9,867	17,155
Integrated Research	6,964	20,908
InvoCare	2,555	25,621
IOOF Holdings	3,880	30,605
IRESS	2,733	20,088
iSelect	18,420	14,430
iSentia Group	6,749	4,349
James Hardie Industries CDI	5,467	97,026
Japara Healthcare	13,564	21,001
JB Hi-Fi	3,370	67,380
Kogan.com	2,541	16,800
Link Administration Holdings (Australian Securities Exchange)	8,170	52,734
Lovisa Holdings	2,325	17,589
MACA	12,400	12,758
Macquarie Atlas Roads Group	18,854	84,123
Macquarie Group	4,569	364,319
Magellan Financial Group	3,098	57,261
Mantra Group	9,769	29,551
†Mayne Pharma Group	58,193	33,369
McMillan Shakespeare	2,428	31,649
Medibank	49,224	110,485
Melbourne IT	4,463	11,616
†Mesoblast	22,446	25,918
Metals X	23,081	12,900
Metcash	35,847	86,746
Mineral Resources	9,267	122,865
Monadelphous Group	2,631	31,014
Money3	12,540	17,886
Mortgage Choice	11,418	15,983
Myer Holdings	37,090	10,740
MYOB Group	7,105	16,746
MyState	5,286	19,244
National Australia Bank	28,965	639,447
Navigator Global Investments	2,382	6,832
Navitas	8,596	33,096
New Hope	12,612	20,342
Newcrest Mining	10,049	151,565
nib holdings	17,244	85,354
Nick Scali	2,060	10,632
Nine Entertainment Holdings	44,338	77,870
Northern Star Resources	20,423	99,125
†NRW Holdings	29,414	30,104
Nufarm	7,971	52,099
OFX Group	8,551	11,160
Oil Search	18,581	103,212
†Om Holdings	23,197	24,373

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
oOh!media	9,305	$33,066
Orica	16,321	224,653
†Origin Energy	28,780	194,224
Orora	60,707	155,096
OZ Minerals	15,433	107,938
Pacific Current Group	1,154	5,475
Pact Group Holdings	5,221	22,047
Perpetual	1,799	64,874
†Perseus Mining	24,054	8,731
Platinum Asset Management	4,023	18,222
†PMP	27,788	5,869
Premier Investments	2,203	26,923
Primary Health Care	18,901	57,121
Qantas Airways	9,894	44,637
QBE Insurance Group	22,805	170,142
Qube Holdings	61,545	103,845
†Quintis	11,219	2,917
†Ramelius Resources	60,311	24,134
Ramsay Health Care	1,298	62,535
RCR Tomlinson	5,803	17,903
REA Group	640	39,294
Reece	3,069	25,269
Regis Healthcare	6,738	19,008
Regis Resources	12,292	43,103
Reject Shop	2,536	14,790
Reliance Worldwide	11,444	39,238
Resolute Mining	20,493	19,790
Ridley	9,945	11,381
Rio Tinto (Australian Securities Exchange)	5,628	318,839
Sandfire Resources	10,293	58,641
†Santos	31,172	122,943
†Saracen Mineral Holdings	31,831	43,906
SeaLink Travel Group	3,385	10,441
SEEK	7,934	114,435
Select Harvests	6,881	29,528
†Senex Energy	51,921	16,188
Servcorp	2,368	9,138
Service Stream	9,845	12,348
Seven Group Holdings	4,010	54,493
Seven West Media	48,144	20,133
SG Fleet Group	6,686	19,616
Sigma Healthcare	22,208	13,375
Silver Chef	1,005	3,010
†Silver Lake Resources	18,565	5,648
Sims Metal Management	7,166	80,497
Sirtex Medical	1,494	31,944
SmartGroup	2,355	19,872
Sonic Healthcare	3,151	55,754
South32	94,428	237,314
South32 ADR	2,400	29,856
Southern Cross Media Group	32,767	26,228

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Spark Infrastructure Group	49,249	$90,836
SpeedCast International	3,597	14,264
St Barbara	15,960	49,227
Star Entertainment Group	21,497	88,000
Steadfast Group	11,200	21,818
Suncorp Group	11,301	116,552
Super Retail Group	7,541	39,650
Sydney Airport	8,222	42,629
Tabcorp Holdings	30,731	104,212
Tassal Group	14,437	42,242
Technology One	8,398	33,758
Telstra	32,518	78,716
Thorn Group	8,175	3,924
Tox Free Solutions	5,658	14,853
TPG Telecom	13,619	57,864
Transurban Group	9,192	81,061
Treasury Wine Estates	1,807	23,609
Villa World	10,756	19,992
†Village Roadshow	3,360	8,082
†Virgin Australia Holdings	38,668	6,565
Virtus Health	2,673	11,178
Vita Group	15,195	14,371
Vocus Group	26,680	45,983
Webjet	5,681	48,471
Webster	18,826	22,195
Wesfarmers	8,782	281,418
Western Areas	17,039	41,622
†Westgold Resources	5,951	6,909
Westpac Banking	25,655	568,244
Westpac Banking ADR	1,600	35,488
Whitehaven Coal	25,082	87,005
WiseTech Global	2,473	18,072
Woodside Petroleum	10,394	235,708
Woolworths Group	6,553	133,007
WorleyParsons	8,583	95,775
WPP AUNZ	29,030	20,524
†Xero	933	24,201

		16,559,334

Austria–0.66%
Agrana Beteiligungs	165	19,360
ANDRITZ	2,070	115,750
AT&S Austria Technologie & Systemtechnik	1,434	38,938
†Atrium European Real Estate	4,170	20,531
†CA Immobilien Anlagen	1,602	53,605
DO & CO	154	9,777
†Erste Group Bank	4,868	244,731
EVN	2,202	42,972
Kapsch TrafficCom	264	12,929
Lenzing	327	40,437
Mayr Melnhof Karton	259	39,315

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Austria (continued)
Oesterreichische Post	860	$42,762
OMV	2,874	167,632
Palfinger	421	16,965
POLYTEC Holding	1,389	26,758
Porr	855	29,434
†Raiffeisen Bank International	4,321	168,301
Rosenbauer International	188	11,798
†S IMMO	1,531	30,329
†Schoeller-Bleckmann Oilfield Equipment	215	23,712
Semperit Holding	457	9,187
Strabag	572	22,663
†Telekom Austria	5,124	48,882
UBM Development	240	12,078
UNIQA Insurance Group	7,394	86,076
Verbund	1,857	53,888
Vienna Insurance Group	1,697	56,733
voestalpine	5,657	296,750
Wienerberger	2,941	73,540
Zumtobel Group	329	3,095

		1,818,928

Belgium–1.26%
Ackermans & van Haaren	977	171,103
Ageas	5,316	274,330
†AGFA-Gevaert	10,744	41,611
Anheuser-Busch InBev	4,442	488,384
Anheuser-Busch InBev ADR	1,200	131,928
Atenor	229	13,442
Barco	316	38,957
Bekaert	1,429	60,886
bpost	3,087	69,739
Cie d’Entreprises CFE	377	51,377
Colruyt	2,723	150,717
Deceuninck	2,600	9,278
D’ieteren	1,540	62,342
Econocom Group	3,074	22,516
Elia System Operator	1,056	66,021
Euronav	5,132	42,614
EVS Broadcast Equipment	474	15,340
†Galapagos	316	31,540
KBC Group	4,936	429,822
Kinepolis Group	347	23,043
Lotus Bakeries	6	17,571
Melexis	534	53,384
†Nyrstar	3,808	26,887
Ontex Group	3,084	82,403
Orange Belgium	1,441	29,470
Picanol	88	9,918
Proximus	2,859	88,892
Recticel	1,679	21,097
Resilux	61	10,418

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Belgium (continued)
Sioen Industries	782	$28,653
Sipef	212	15,521
Solvay Class A	2,390	332,161
†Telenet Group Holding	876	58,556
TER Beke	48	10,188
†Tessenderlo Group	1,566	65,650
UCB	2,964	241,383
Umicore	3,504	185,625
Van de Velde	150	7,014

		3,479,781

Canada–7.89%
†5N Plus	6,300	14,670
Absolute Software	1,400	7,215
Acadian Timber Class C	800	11,928
†Advantage Oil & Gas	4,200	12,421
†Advantage Oil & Gas (New York Shares)	4,123	12,163
Aecon Group	2,600	37,052
Ag Growth International	600	25,037
AGF Management Class B	2,300	11,711
Agnico Eagle Mines	4,985	209,719
AGT Food & Ingredients	800	10,364
Aimia	10,261	13,779
†Air Canada	2,506	52,071
AirBoss of America	1,300	12,875
†Alacer Gold	10,000	15,912
Alamos Gold	8,974	46,669
Alamos Gold (New York Shares)	5,800	30,218
Alaris Royalty	1,989	25,303
Algonquin Power & Utilities	6,021	59,680
Alimentation Couche-Tard Class B	2,200	98,478
†Alio Gold	3,300	6,429
Altus Group	1,300	32,915
Andrew Peller Class A	1,500	21,120
ARC Resources	11,600	126,413
†Argonaut Gold	15,000	28,641
†Aritzia	2,100	19,658
Atco	1,300	41,754
†Athabasca Oil	26,708	24,669
†ATS Automation Tooling Systems	3,200	43,938
AutoCanada	1,479	25,531
†Avigilon	1,400	29,318
†B2Gold	26,843	73,548
Badger Daylighting	700	14,002
Bank of Montreal	2,000	151,077
Bank of Montreal (New York Shares)	9,066	685,118
Bank of Nova Scotia	5,700	351,110
Bank of Nova Scotia (New York Shares)	8,042	496,191
Barrick Gold	16,271	202,701
Barrick Gold (New York Shares)	3,400	42,330

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Baytex Energy	12,612	$34,556
BCE	1,429	61,492
†Bellatrix Exploration	1,298	1,421
Birchcliff Energy	8,212	23,775
Bird Construction	622	4,128
Black Diamond Group	2,500	4,521
†BlackBerry	5,967	68,593
†BlackBerry (New York Shares)	1,400	16,100
†BlackPearl Resources	4,845	3,949
BMTC Group	600	7,195
†Bombardier Class A	6,600	19,108
†Bombardier Class B	30,946	90,074
Bonavista Energy	10,324	9,456
Bonterra Energy	913	9,383
Boralex Class A	3,196	55,493
Brookfield Asset Management Class A	2,800	109,144
Brookfield Asset Management (New York Shares) Class A	899	35,061
BRP	951	36,524
CAE	2,800	52,116
CAE (New York Shares)	2,826	52,535
†Calfrac Well Services	7,800	35,660
Calian Group	600	14,414
Cameco	6,736	61,224
Cameco (New York Shares)	4,973	45,205
Canaccord Genuity Group	5,700	30,660
†Canacol Energy	4,600	15,032
Canadian Imperial Bank of Commerce	300	26,480
Canadian Imperial Bank of Commerce (New York Shares)	3,368	297,327
Canadian National Railway	1,700	124,246
Canadian National Railway (New York Shares)	1,820	133,097
Canadian Natural Resources	11,455	360,094
Canadian Natural Resources (New York Shares)	4,323	136,045
Canadian Pacific Railway	668	117,902
Canadian Tire Class A	909	119,521
Canadian Utilities Class A	1,000	26,693
Canadian Western Bank	3,945	101,201
†Canfor	4,100	93,402
Canfor Pulp Products	1,800	23,178
CanWel Building Materials Group	2,128	10,488
Capital Power	3,488	65,626
†Capstone Mining	14,500	13,506
Cara Operations	1,200	27,207
Cardinal Energy	4,400	14,856
Cascades	3,168	32,778
CCL Industries Class B	2,000	100,966
†Celestica	5,920	61,272
Cenovus Energy	10,010	85,233
Cenovus Energy (New York Shares)	7,593	64,844

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Centerra Gold	10,627	$60,957
CES Energy Solutions	4,701	21,455
†CGI Group Class A	900	51,904
†CGI Group (New York Shares) Class A	1,413	81,445
†China Gold International Resources	14,900	30,763
CI Financial	3,400	72,837
Cineplex	3,056	74,363
Clearwater Seafoods	2,700	9,598
Cogeco	500	26,580
Cogeco Communications	600	32,851
Colliers International Group	500	34,711
Colliers International Group (New York Shares)	797	55,352
Computer Modelling Group	4,100	29,564
Constellation Software	200	135,701
†Copper Mountain Mining	18,300	16,903
Corby Spirit and Wine	700	10,562
Corus Entertainment Class B	5,500	25,828
Cott	5,200	76,485
Cott (New York Shares)	3,177	46,765
Crescent Point Energy	16,527	112,374
Crescent Point Energy (New York Shares)	2,503	17,020
†Crew Energy	5,725	8,399
†CRH Medical	1,667	4,251
†Delphi Energy	4,020	2,715
†Denison Mines	25,260	11,372
†Descartes Systems Group	700	19,985
†Detour Gold	5,895	59,666
DHX Media Class A	7,383	21,719
Dollarama	800	97,228
Dorel Industries Class B	1,100	24,888
†DREAM Unlimited	2,000	14,344
†Dundee Precious Metals	9,200	21,994
ECN Capital	12,330	32,922
†Eldorado Gold	27,866	23,360
Element Fleet Management	8,600	27,702
Emera	809	25,595
Empire Class A	5,415	108,691
Enbridge	3,215	101,115
Enbridge (New York Shares)	2,442	76,850
Enbridge Income Fund Holdings	4,195	90,910
Encana	7,122	78,332
Encana (New York Shares)	9,974	109,714
†Endeavour Mining	2,394	44,169
Enercare	4,170	57,095
Enerflex	3,900	46,497
†Energy Fuels	6,500	10,948
Enerplus	12,700	142,836
Enerplus (New York Shares)	1,510	17,003
Enghouse Systems	500	26,449
Ensign Energy Services	9,100	42,662

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Equitable Group	556	$23,166
Evertz Technologies	800	10,718
Exchange Income	808	19,354
Exco Technologies	2,400	16,933
Extendicare	5,000	32,833
Fairfax Financial Holdings	500	253,452
Finning International	4,800	115,757
First Capital Realty	2,900	45,807
†First Majestic Silver	4,128	25,280
First National Financial	1,200	24,031
First Quantum Minerals	12,514	175,712
FirstService	1,100	80,608
Fortis	2,400	81,015
Fortis (New York Shares)	572	19,316
†Fortuna Silver Mines	6,427	33,523
Franco-Nevada	199	13,610
†Frontera Energy	300	8,385
Gamehost	1,600	13,102
†Gear Energy	6,979	3,792
Genworth MI Canada	1,900	60,465
George Weston	1,517	122,128
Gibson Energy	2,000	25,785
Gildan Activewear	1,700	49,099
Gildan Activewear (New York Shares)	499	14,416
Gluskin Sheff + Associates	900	10,185
GMP Capital	3,200	6,880
goeasy	900	26,532
Goldcorp	6,307	87,089
Goldcorp (New York Shares)	7,337	101,397
†Golden Star Resources	15,300	9,025
†Gran Tierra Energy	17,600	48,906
Granite Oil	866	1,781
†Great Canadian Gaming	1,654	42,032
Great-West Lifeco	1,369	34,938
†Guyana Goldfields	5,522	21,345
†Heroux-Devtek	1,187	13,811
High Liner Foods	600	5,193
†Home Capital Group	2,812	29,597
Horizon North Logistics	5,000	8,150
Hudbay Minerals	8,499	60,163
Hudbay Minerals (New York Shares)	2,400	17,040
Hudson’s Bay	4,400	30,464
Husky Energy	5,084	72,767
Hydro One	1,900	30,852
†IAMGOLD	19,100	99,032
†IBI Group	2,100	11,817
IGM Financial	1,300	38,011
†Imperial Metals	3,600	5,980
Imperial Oil	1,600	42,374
Imperial Oil (New York Shares)	898	23,797
Industrial Alliance Insurance & Financial Services	3,523	144,929

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Innergex Renewable Energy	3,051	$31,188
Intact Financial	500	37,571
Inter Pipeline	5,300	91,984
†Interfor	4,000	72,930
†Intertain Group	1,100	12,380
Intertape Polymer Group	2,727	43,836
Jean Coutu Group Class A	1,400	26,688
Just Energy Group	1,946	8,595
Just Energy Group (New York Shares)	2,000	8,800
†Kelt Exploration	6,500	34,711
Keyera	2,500	65,025
†Kinaxis	400	25,720
†Kinross Gold	60,274	238,130
Kirkland Lake Gold	6,400	99,203
†Klondex Mines	6,555	15,518
Laurentian Bank of Canada	1,287	47,310
Leon’s Furniture	1,469	19,384
Linamar	2,900	158,421
Liquor Stores	1,420	10,812
Loblaw	3,533	178,494
Lucara Diamond	14,131	22,046
Lundin Mining	36,511	239,467
Magellan Aerospace	1,000	15,167
Magna International	3,400	191,515
Magna International (New York Shares)	2,697	151,976
†Major Drilling Group International	3,266	16,883
Mandalay Resources	14,708	2,226
Manulife Financial	9,853	182,935
Manulife Financial (New York Shares)	8,507	158,060
Maple Leaf Foods	2,822	68,779
Martinrea International	4,000	47,285
Maxar Technologies	2,965	137,117
Medical Facilities	2,453	26,713
†MEG Energy	10,338	36,510
Methanex	200	12,116
Methanex (New York Shares)	1,787	108,382
Metro Class A	2,900	92,514
Morguard	200	26,362
Morneau Shepell	2,000	40,129
MTY Food Group Class I	600	23,472
Mullen Group	3,800	43,446
National Bank of Canada	6,600	310,649
Nevsun Resources	13,900	33,122
New Flyer Industries	1,600	72,726
†New Gold	22,577	58,530
†New Gold (New York Shares)	2,694	6,951
Norbord	1,200	43,507
North West	1,700	35,667
Northland Power	3,346	59,760
Nutrien	1,892	89,420
Nutrien (New York Shares)	3,536	167,111

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†NuVista Energy	9,000	$49,319
†Obsidian Energy	20,800	20,827
OceanaGold	26,800	72,182
Onex	1,200	86,548
Open Text	3,198	111,290
Osisko Gold Royalties	5,200	50,210
†Painted Pony Energy	4,000	6,613
Pan American Silver	2,619	42,222
Pan American Silver (New York Shares)	2,800	45,220
†Paramount Resources Class A	4,400	50,648
†Parex Resources	6,660	93,670
Parkland Fuel	4,544	102,247
Pason Systems	1,600	21,423
Pembina Pipeline	548	17,099
†Pengrowth Energy	23,764	15,310
Peyto Exploration & Development	5,695	47,740
†PHX Energy Services	2,800	4,216
Pizza Pizza Royalty	900	9,885
Polaris Infrastructure	900	12,421
†Precision Drilling	7,507	20,860
†Precision Drilling (New York Shares)	5,200	14,404
†Premier Gold Mines	11,196	24,506
Premium Brands Holdings	800	73,582
Quarterhill	7,500	10,886
Quebecor Class B	3,300	63,088
†Raging River Exploration	9,749	47,218
Restaurant Brands International	969	55,146
Richelieu Hardware	1,400	32,730
Ritchie Bros Auctioneers	1,492	46,953
Rocky Mountain Dealerships	1,200	11,419
Rogers Communications Class B	500	22,331
Rogers Communications (New York Shares) Class B	500	22,340
†Roxgold	25,200	19,756
Royal Bank of Canada	900	69,521
Royal Bank of Canada (New York Shares)	5,862	453,074
Russel Metals	3,400	74,051
†Sandstorm Gold	8,400	40,033
Saputo	2,500	80,238
Secure Energy Services	9,000	51,275
†SEMAFO	13,600	39,163
†Seven Generations Energy Class A	3,153	39,157
Shaw Communications Class B	5,280	101,693
ShawCor	1,261	23,882
†Shopify Class A	200	24,888
Sienna Senior Living	700	9,688
†Sierra Wireless	900	14,845
†Sierra Wireless (Nasdaq Stock Market)	507	8,365
Sleep Country Canada Holdings	1,300	34,418
SNC-Lavalin Group	2,189	96,117

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Spartan Energy	11,033	$49,155
†Spin Master	500	20,584
Sprott	5,700	13,759
†SSR Mining	5,462	52,613
Stantec	2,500	61,687
Stantec (New York Shares)	1,534	37,813
†Stars Group	4,516	124,416
Stella-Jones	1,500	52,986
Stuart Olson	2,000	11,612
Student Transportation	3,000	22,447
Student Transportation (New York Shares)	1,945	14,568
Sun Life Financial	2,300	94,456
Sun Life Financial (New York Shares)	4,722	194,169
Suncor Energy	13,192	455,553
Suncor Energy (New York Shares)	5,409	186,827
†SunOpta	4,163	29,557
Superior Plus	6,600	63,216
Surge Energy	21,900	33,487
Tahoe Resources	7,972	37,436
Tahoe Resources (New York Shares)	4,400	20,636
†Tamarack Valley Energy	5,900	12,823
†Taseko Mines	18,300	21,590
Teck Resources Class B	8,254	212,572
Teck Resources (New York Shares) Class B	10,365	267,002
†Teranga Gold	2,960	10,316
TFI International	4,100	105,368
Thomson Reuters	1,000	38,646
Thomson Reuters (New York Shares)	300	11,595
Timbercreek Financial	2,065	14,570
TMX Group	1,518	88,074
TORC Oil & Gas	6,234	31,936
Toromont Industries	1,400	60,777
Toronto-Dominion Bank	7,400	419,928
Toronto-Dominion Bank (New York Shares)	5,265	299,315
Torstar Class B	2,100	2,918
Total Energy Services	1,899	20,267
Tourmaline Oil	3,700	62,751
TransAlta	2,500	13,544
TransAlta (New York Shares)	11,388	62,065
TransAlta Renewables	2,064	18,984
TransCanada	4,492	185,565
Transcontinental Class A	4,100	80,991
†Trican Well Service	12,870	29,969
†Trinidad Drilling	20,800	28,738
†Trisura Group	500	9,993
†Turquoise Hill Resources	17,841	54,561
Uni-Select	1,700	26,390
†Valeant Pharmaceuticals International	14,262	227,051
Valener	1,400	21,972

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Vermilion Energy	1,400	$45,140
Vermilion Energy (New York Shares)	500	16,140
Wajax	700	13,236
Waste Connections	600	43,044
West Fraser Timber	3,000	199,348
Western Forest Products	23,600	47,444
Westjet Airlines	1,300	23,914
Westshore Terminals Investment	2,900	50,151
Wheaton Precious Metals	1,870	38,101
Wheaton Precious Metals (New York Shares)	4,100	83,517
Whitecap Resources	18,300	111,929
Winpak	695	26,136
WSP Global	1,244	57,297
Yamana Gold	40,493	111,891
†Yangarra Resources	5,400	18,275
†Yellow Pages	600	3,255
ZCL Composites	2,300	20,959

		21,881,297

☐China–0.02%
†Beijing Gas Blue Sky Holdings	240,000	16,882
†GCL New Energy Holdings	590,000	33,915

		50,797

Denmark–1.74%
†ALK-Abello Class A	105	13,171
Alm Brand	2,384	24,366
Ambu Class B	3,180	71,976
AP Moller - Maersk Class A	33	48,617
AP Moller - Maersk Class B	50	78,029
†Bang & Olufsen	1,372	34,799
†Bavarian Nordic	821	25,765
Carlsberg Class B	1,750	208,941
Chr Hansen Holding	1,372	118,743
Coloplast Class B	547	46,395
†D/S Norden	1,234	22,259
Danske Bank	6,338	237,474
Dfds	1,405	79,122
DSV	4,845	382,505
FLSmidth & Co.	835	53,987
†Genmab	148	31,886
GN Store Nord	4,158	147,475
H Lundbeck	2,308	129,632
†H+H International Class B	689	15,042
IC Group	491	11,378
ISS	3,121	115,912
Jyske Bank	2,591	154,046
Matas	1,226	13,293
†Nilfisk Holding	979	46,188
†NKT	979	31,987
NNIT	488	13,935

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
Nordjyske Bank Class A	540	$14,738
Novo Nordisk Class B	12,030	591,706
Novo Nordisk ADR	2,700	132,975
Novozymes Class B	2,145	111,669
Orsted	587	38,191
Pandora	3,150	340,818
Per Aarsleff Holding Class B	810	30,282
Ringkjoebing Landbobank	795	43,565
Rockwool International Class A	119	32,310
Rockwool International Class B	226	67,323
Royal Unibrew	1,743	115,716
Scandinavian Tobacco Group	2,507	44,069
Schouw & Co.	437	43,290
SimCorp	1,167	81,563
Solar Class B	303	19,955
Spar Nord Bank	4,431	52,850
Sydbank	2,941	108,638
†TDC	35,479	294,000
†Topdanmark	2,351	111,009
Tryg	3,486	81,221
Vestas Wind Systems	2,649	189,541
†William Demant Holding	3,422	127,470

		4,829,822

Finland–1.87%
Ahlstrom-Munksjo	1,594	33,264
Aktia Bank	1,025	11,588
†Amer Sports Class A	5,961	183,957
Aspo	1,168	14,334
Atria	742	11,262
Cargotec Class B	1,237	65,900
†Caverion	638	4,831
Citycon	19,495	43,868
Cramo	1,559	32,523
Elisa	4,071	184,129
Finnair	3,430	47,770
Fiskars	1,151	28,750
Fortum	9,549	205,141
Huhtamaki	6,263	274,821
Kemira	4,819	61,714
Kesko Class A	640	35,867
Kesko Class B	3,490	199,880
Kone Class B	2,104	105,006
Konecranes	2,515	109,168
Lassila & Tikanoja	1,511	31,346
Metsa Board	12,062	121,098
Metso	4,577	144,407
Neste	6,313	439,417
Nokia	86,149	475,725
Nokian Renkaat	4,804	218,171
Olvi Class A	782	27,038
Oriola Class B	5,656	17,131

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Finland (continued)
Orion Class A	901	$30,937
Orion Class B	1,511	46,256
Outokumpu	12,925	88,145
†Outotec	2,812	25,129
Ponsse	379	13,383
Raisio	7,392	32,926
Ramirent	3,860	31,863
Sampo Class A	5,269	293,550
Sanoma	2,423	28,454
†Stockmann Class B	1,585	7,431
Stora Enso Class R	17,391	319,757
Technopolis	5,160	23,328
Tieto	2,524	84,073
Tikkurila	1,661	31,924
UPM-Kymmene	17,553	650,757
Uponor	1,300	21,717
Vaisala Class A	415	22,162
Valmet	5,864	117,560
Wartsila	6,111	135,025
YIT	6,980	58,467

		5,190,950

France–7.70%
ABC arbitrage	790	6,532
Accor	827	44,679
Aeroports de Paris	301	65,576
†Air France-KLM	11,129	124,187
Air Liquide	2,822	346,309
Airbus	2,423	280,481
Akka Technologies	602	36,657
Albioma	1,323	31,381
Alstom	4,017	181,177
Alten	981	94,573
Altran Technologies	7,047	104,416
Amundi	1,056	84,804
†Antalis International	400	890
Arkema	3,352	437,600
Assystem	625	21,418
Atos	1,592	218,119
Aubay	366	18,815
AXA	17,685	470,121
Bastide le Confort Medical	242	13,772
Beneteau	810	17,646
BioMerieux	715	58,887
BNP Paribas	11,053	819,698
Boiron	383	32,273
Bollore	13,202	70,425
Bonduelle	665	28,148
Bourbon	1,171	6,866
Bouygues	6,499	325,848
Bureau Veritas	5,305	137,899
Capgemini	1,703	212,491

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Carrefour	13,456	$279,076
Casino Guichard Perrachon	2,273	111,329
Chargeurs	777	22,724
Cie de Saint-Gobain	8,135	429,569
Cie des Alpes	539	19,590
Cie Generale des Etablissements Michelin	4,934	730,443
Cie Plastic Omnium	3,423	164,073
CNP Assurances	3,741	94,439
†Coface	5,409	61,837
Credit Agricole	10,846	176,844
Danone	3,657	296,518
Dassault Aviation	6	11,462
Dassault Systemes	1,117	151,905
Derichebourg	4,013	35,343
Devoteam	373	39,521
Edenred	5,219	181,530
Eiffage	3,307	376,638
Electricite de France	11,830	171,281
Elior Group	4,557	99,128
Elis	2,842	70,370
Engie	24,841	414,807
†Eramet	502	69,188
Essilor International Cie Generale d’Optique	2,705	364,906
†Esso SA Francaise	184	9,826
†Etablissements Maurel et Prom	3,546	16,863
Eurofins Scientific	251	132,270
Euronext	1,931	141,540
Europcar Groupe	3,351	37,296
Eutelsat Communications	8,596	170,377
Exel Industries Class A	95	12,449
Faurecia	2,629	212,728
†Fnac Darty	963	103,058
Gaztransport Et Technigaz	801	50,220
Getlink	5,663	80,829
GL Events	693	20,849
Groupe Crit	166	17,852
Groupe Open	435	18,145
Guerbet	341	27,147
Hermes International	169	100,175
†ID Logistics Group	130	23,194
Iliad	164	33,952
Imerys	1,423	138,293
Ingenico Group	2,386	193,665
Ipsen	679	105,541
IPSOS	1,469	57,726
Jacquet Metal Service	688	24,879
JCDecaux	990	34,428
Kaufman & Broad	706	37,153
Kering	136	65,228
Korian	1,850	62,604

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Lagardere	6,355	$181,525
†Le Belier	169	12,290
Lectra	805	22,732
Legrand	2,268	177,949
Linedata Services	218	8,449
LISI	866	34,890
LNA Sante	292	20,336
L’Oreal	954	215,469
LVMH Moet Hennessy Louis Vuitton	1,297	399,701
Maisons du Monde	365	13,331
Maisons France Confort	195	12,418
Manitou BF	108	4,591
Mersen	554	25,232
Metropole Television	1,918	49,415
MGI Coutier	593	22,351
Natixis	16,969	139,236
†Naturex	328	54,125
Neopost	1,745	45,975
Nexans	1,167	60,451
†Nexity	1,234	79,032
Oeneo	1,987	24,855
Orange	35,482	603,118
Orange ADR	1,900	32,452
Orpea	1,465	186,037
Pernod Ricard	268	44,600
Peugeot	21,220	510,965
†Pierre & Vacances	210	9,393
Plastivaloire	1,424	32,005
Publicis Groupe	2,180	151,797
Rallye	741	11,134
†Recylex	1,894	24,030
Renault	3,935	477,504
Rexel	10,680	180,916
Robertet	45	27,685
Rothschild & Co.	1,472	54,269
Rubis	2,760	199,351
Safran	1,748	185,515
Sanofi	6,591	528,862
Sartorius Stedim Biotech	594	53,624
Savencia	172	18,455
†Schneider Electric	4,058	357,353
SCOR	3,887	158,688
SEB	610	116,675
†Sequana	2,004	1,767
SES FDR	12,488	169,037
Societe BIC	290	28,850
Societe Generale	6,547	355,570
Sodexo	886	89,174
†SOITEC	225	16,367
†Solocal Group	24,875	35,241
Somfy	359	36,459
Sopra Steria Group	796	162,470

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
SPIE	3,288	$72,752
†Stallergenes Greer	249	8,824
†Ste Industrielle d’Aviation Latecoere	4,124	25,300
Stef	248	31,125
STMicroelectronics	11,773	261,993
STMicroelectronics (New York Shares)	1,700	37,893
Suez	4,993	72,348
Synergie	481	30,283
Tarkett	1,197	40,119
Technicolor	9,951	16,826
Teleperformance	2,918	452,514
Television Francaise 1	2,522	34,248
†Tessi	54	11,477
Thales	895	109,032
Thermador Groupe	141	19,952
TOTAL	17,806	1,020,634
TOTAL ADR	4,876	281,296
Trigano	425	76,926
†Ubisoft Entertainment	6,574	556,371
Valeo	3,742	247,534
†Vallourec	13,488	71,656
Veolia Environnement	2,922	69,419
Vetoquinol	184	12,516
Vicat	888	67,076
Vilmorin & Cie	435	37,859
Vinci	3,722	366,599
†Virbac	66	9,701
Vivendi	8,579	222,495
†Worldline	650	33,033

		21,354,013

Germany–7.03%
1&1 Drillisch	779	52,561
Aareal Bank	1,871	89,258
adidas	657	159,846
ADO Properties	813	45,727
†ADVA Optical Networking	937	6,183
†AIXTRON	2,094	40,519
Allgeier	430	13,673
Allianz	3,304	746,893
Amadeus Fire	168	18,770
Aurubis	1,191	100,095
Axel Springer	1,516	126,818
BASF	11,290	1,145,002
Basler	48	10,248
Bauer	208	4,905
Bayer	5,014	565,247
Bayer ADR	980	27,690
Bayerische Motoren Werke	6,058	658,927
BayWa	899	31,726
Bechtle	566	45,913
Beiersdorf	317	35,925

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Bertrandt	246	$28,084
Bilfinger	1,393	63,528
Borussia Dortmund & Co.	3,145	19,798
Brenntag	3,339	198,778
CECONOMY	5,079	58,394
CENIT	409	10,229
Cewe Stiftung & Co.	375	36,881
comdirect bank	823	11,929
†Commerzbank	17,148	222,621
CompuGroup Medical	813	43,977
Continental	1,246	344,160
Covestro	1,991	196,048
CropEnergies	1,890	12,046
CTS Eventim & Co.	1,857	87,053
Daimler	17,615	1,500,799
Deutsche Bank	29,170	406,935
Deutsche Bank (New York Shares)	4,280	59,834
Deutsche Boerse	1,003	137,113
Deutsche Lufthansa	10,495	335,499
Deutsche Pfandbriefbank	3,810	60,071
Deutsche Post	5,714	250,269
Deutsche Telekom	46,146	754,981
Deutsche Telekom ADR	4,300	70,477
Deutsche Wohnen	6,765	315,655
Deutz	2,820	25,888
†Dialog Semiconductor	792	18,862
DIC Asset	1,727	21,790
†Diebold Nixdorf	264	21,843
Dr Hoenle	138	11,940
Draegerwerk & Co.	124	9,149
Duerr	907	99,674
E.ON	43,082	478,731
Eckert & Ziegler	271	11,564
†EDAG Engineering Group	532	10,330
Elmos Semiconductor	625	19,198
ElringKlinger	1,289	24,108
Evonik Industries	2,044	72,078
Fielmann	812	65,644
Fraport Frankfurt Airport Services Worldwide	1,006	99,284
Freenet	3,140	95,563
Fresenius & Co.	2,881	220,295
Fresenius Medical Care & Co.	2,686	274,329
FUCHS PETROLUB	814	41,511
GEA Group	1,112	47,290
Gerresheimer	1,841	151,284
Gerry Weber International	1,052	10,154
Gesco	261	9,170
GFT Technologies	786	12,630
Grammer	483	30,336
†H&R & Co.	1,285	19,410
Hamburger Hafen und Logistik	1,312	29,520

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Hannover Rueck	793	$108,191
†Hapag-Lloyd	1,517	59,273
HeidelbergCement	2,509	246,489
†Heidelberger Druckmaschinen	10,839	40,667
Hella & Co.	1,516	99,800
Henkel & Co.	274	34,520
HOCHTIEF	246	45,985
Hornbach Baumarkt	449	15,469
HUGO BOSS	2,170	189,044
Indus Holding	1,072	75,129
Infineon Technologies	9,542	256,615
Innogy	2,901	137,505
Isra Vision	93	19,612
Jenoptik	514	18,216
K+S	8,837	255,231
KION Group	2,068	193,070
Kloeckner & Co.	4,304	54,078
Koenig & Bauer	782	71,788
Krones	391	52,676
KWS Saat	51	19,793
LANXESS	3,813	292,290
LEG Immobilien	1,727	194,194
Leoni	1,918	122,696
†Linde	1,759	371,693
Merck	528	50,660
METRO	10,658	188,543
MLP	2,356	14,358
MTU Aero Engines	1,455	245,223
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	1,394	324,163
Nemetschek	608	68,183
†Nordex	1,096	9,555
Norma Group	2,282	171,038
OHB	238	10,316
OSRAM Licht	2,600	191,327
paragon	108	9,037
†PATRIZIA Immobilien	1,521	33,754
Pfeiffer Vacuum Technology	182	28,297
PNE Wind	7,182	23,178
ProSiebenSat.1 Media	4,598	159,259
†QIAGEN	3,299	106,651
QSC	4,933	8,627
Rational	86	54,099
Rheinmetall	2,171	308,162
RHOEN-KLINIKUM	858	28,906
RIB Software	1,099	23,419
RTL Group	410	34,040
†RWE	18,432	455,606
S&T	2,225	49,377
Salzgitter	2,043	104,512
SAP	1,547	162,407
SHW	537	23,523

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Siemens	4,104	$523,659
†Siltronic	567	97,248
Sixt	694	75,416
Sixt Leasing	985	19,877
SMA Solar Technology	506	28,685
Software	1,005	52,684
Stabilus	724	69,113
Stroeer & Co.	929	64,921
Suedzucker	2,688	45,606
†SUESS MicroTec	815	12,450
Surteco	396	12,319
Symrise	2,556	205,808
TAG Immobilien	4,160	86,312
Takkt	1,454	33,124
Talanx	1,257	54,655
†Tele Columbus	1,071	11,571
Telefonica Deutschland Holding	6,223	29,241
thyssenkrupp	4,020	104,971
TLG Immobilien	2,325	63,819
†Tom Tailor Holding	1,216	12,726
Uniper	6,544	199,429
United Internet	1,547	97,477
VERBIO Vereinigte BioEnergie	2,083	10,979
Volkswagen	663	132,700
Vonovia	1,583	78,501
†Vossloh	415	20,793
VTG	836	47,337
Wacker Chemie	801	131,631
Wacker Neuson	967	33,512
Washtec	578	55,142
Wirecard	439	52,040
Wuestenrot & Wuerttembergische	905	21,383
XING	87	25,362
†Zalando	276	15,061
Zeal Network	283	9,127

		19,477,583

∎Hong Kong–2.88%
Agritrade Resources	340,000	53,286
AIA Group	103,200	882,224
Allied Properties	50,000	10,449
†Applied Development Holdings	125,000	10,377
APT Satellite Holdings	27,500	12,649
Asia Satellite Telecommunications Holdings	6,500	5,756
ASM Pacific Technology	3,100	43,674
Bank of East Asia	21,400	85,748
BOC Aviation	12,900	76,938
BOC Hong Kong Holdings	31,000	152,079
Bright Smart Securities & Commodities Group	48,000	15,503
†=Brightoil Petroleum Holdings	123,000	23,509

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
†Burwill Holdings	208,000	$9,219
Cafe de Coral Holdings	24,000	60,045
†Cathay Pacific Airways	22,000	38,089
Century City International Holdings	124,000	11,920
CGN Mining	155,000	9,931
Chinese Estates Holdings	17,000	25,594
Chow Sang Sang Holdings International	15,000	31,536
Chow Tai Fook Jewellery Group	32,000	36,519
Chuang’s Consortium International	88,000	20,065
CITIC Telecom International Holdings	95,000	27,589
CK Asset Holdings	8,680	73,251
CK Hutchison Holdings	26,180	314,560
CK Infrastructure Holdings	4,500	36,883
CK Life Sciences International Holdings	84,000	6,105
CLP Holdings	6,000	61,176
CNQC International Holdings	42,500	14,986
Cowell e Holdings	68,000	18,614
CSI Properties	280,000	17,257
CW Group Holdings	24,000	3,731
Dah Sing Banking Group	19,600	42,901
Dah Sing Financial Holdings	6,400	40,699
Emperor International Holdings	44,000	13,247
†Esprit Holdings	109,700	37,434
†eSun Holdings	114,000	18,870
Fairwood Holdings	6,000	23,587
Far East Consortium International	64,000	35,080
First Pacific	100,000	54,347
†First Shanghai Investments	16,000	1,688
Galaxy Entertainment Group	10,000	91,787
Get Nice Financial Group	4,800	851
Get Nice Holdings	192,000	7,131
Giordano International	64,000	37,613
†Global Brands Group Holding	358,000	20,256
Guoco Group	4,000	53,114
Guotai Junan International Holdings	144,000	41,984
Haitong International Securities Group	77,984	45,836
Hang Lung Group	33,000	108,223
Hang Lung Properties	38,000	89,187
Hang Seng Bank	6,400	148,701
Hanison Construction Holdings	16,639	3,043
Henderson Land Development	11,465	75,177
HK Electric Investments	36,500	35,394
HKBN	21,000	24,812
HKR International	45,600	27,416
HKT Trust & HKT	100,000	126,078
Hong Kong & China Gas	24,860	51,230
Hong Kong Aircraft Engineering	1,200	6,988
Hong Kong Exchanges & Clearing	5,328	175,489
Hongkong & Shanghai Hotels	27,500	42,106
Hopewell Holdings	24,500	93,900

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Hutchison Telecommunications Hong Kong Holdings	74,000	$26,207
Hysan Development	13,000	68,989
†I-CABLE Communications	16,026	410
IGG	36,000	50,019
IT	32,000	14,888
ITC Properties Group	31,000	10,183
Jacobson Pharma	86,000	20,066
Johnson Electric Holdings	15,500	58,327
Kerry Logistics Network	28,500	42,165
Kerry Properties	22,000	99,484
Kingston Financial Group	186,000	83,669
Kowloon Development	15,000	16,917
Lai Sun Development	8,400	13,846
Lai Sun Garment International	14,200	22,689
Li & Fung	286,000	140,991
Lifestyle International Holdings	28,500	46,940
Liu Chong Hing Investment	10,000	16,223
L’Occitane International	20,750	38,497
Luk Fook Holdings International	22,000	80,302
†Macau Legend Development	150,000	22,094
Man Wah Holdings	24,800	19,780
Melco International Development	31,000	90,979
Melco Resorts & Entertainment ADR	600	17,388
MGM China Holdings	20,400	53,058
Microport Scientific	31,000	33,635
†Midland Holdings	52,000	14,279
Miramar Hotel & Investment	10,000	19,807
†Mongolian Mining	355,000	7,695
MTR	13,500	72,875
NagaCorp	106,000	110,342
Nameson Holdings	38,000	8,178
New World Development	103,710	147,813
†NewOcean Energy Holdings	62,000	14,141
NWS Holdings	35,058	63,857
†OCI International Holdings	24,000	4,128
Orient Overseas International	6,500	58,887
†=Pacific Andes International Holdings	338,000	6,288
†Pacific Basin Shipping	153,000	41,215
Pacific Textiles Holdings	56,000	53,587
PC Partner Group	28,000	20,385
PCCW	228,000	132,324
Pico Far East Holdings	58,000	22,251
Playmates Holdings	60,000	8,056
Polytec Asset Holdings	85,000	7,177
Power Assets Holdings	10,500	93,801
PRADA	8,600	40,457
Public Financial Holdings	24,000	10,199
†Realord Group Holdings	26,000	15,571
Regal Hotels International Holdings	18,000	12,804
Regina Miracle International Holdings	10,000	8,758
Sa Sa International Holdings	56,000	29,111

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Samsonite International	35,700	$163,285
Sands China	6,800	36,953
Shangri-La Asia	24,000	48,731
Shenwan Hongyuan	20,000	6,194
Singamas Container Holdings	72,000	12,075
Sino Land	54,000	87,526
SITC International Holdings	61,000	61,047
Sitoy Group Holdings	26,000	5,508
SJM Holdings	59,000	51,690
SmarTone Telecommunications Holdings	33,500	35,743
Soundwill Holdings	5,000	9,319
Stella International Holdings	14,000	18,809
Sun Hung Kai & Co.	29,000	18,135
Sun Hung Kai Properties	12,000	190,476
Swire Pacific Class A	11,000	111,393
Swire Pacific Class B	22,500	38,742
Swire Properties	6,800	23,917
Tao Heung Holdings	2,000	370
Techtronic Industries	13,000	76,298
Television Broadcasts	9,800	32,577
Texwinca Holdings	36,000	18,932
†TOM Group	44,000	12,575
=Town Health International Medical Group	100,000	8,792
Tradelink Electronic Commerce	74,000	12,502
Transport International Holdings	13,600	40,080
Tsui Wah Holdings	20,000	2,914
†United Laboratories International Holdings	36,000	37,458
Value Partners Group	25,000	23,556
†Victory City International Holdings	87,604	1,290
Vitasoy International Holdings	20,000	51,614
VSTECS Holdings	32,000	16,964
VTech Holdings	4,600	58,375
WH Group	226,000	242,156
Wharf Holdings	25,000	86,557
†Wharf Real Estate Investment	9,000	58,827
Wheelock & Co.	13,000	95,356
Wing On Co. International	3,000	11,124
Wing Tai Properties	16,000	12,352
Wynn Macau	17,200	63,042
†Xinyi Glass Holdings	88,000	133,950
Yue Yuen Industrial Holdings	23,500	94,152

		7,986,519

Ireland–0.65%
†Bank of Ireland Group	23,340	204,526
C&C Group	14,631	47,887
CRH ADR	10,567	359,489
Glanbia	6,515	111,668
Glanbia (London Stock Exchange)	1,193	20,551

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Ireland (continued)
Irish Continental Group	3,656	$25,716
Kerry Group Class A	923	93,582
Kingspan Group	7,952	336,588
Paddy Power Betfair	2,167	222,510
Paddy Power Betfair (London Stock Exchange)	642	65,766
Smurfit Kappa Group	7,455	302,654

		1,790,937

Israel–0.68%
†Africa Israel Properties	560	13,841
†Airport City	1,490	16,107
Alrov Properties & Lodgings	323	11,207
Amot Investments	5,068	27,199
Azrieli Group	384	18,459
Bank Hapoalim	19,172	131,844
Bank Leumi Le-Israel	34,915	210,902
Bayside Land	27	12,786
Bezeq The Israeli Telecommunication	33,254	42,622
Big Shopping Centers	149	9,964
†Brack Capital Properties	74	8,879
†Cellcom Israel	2,790	19,834
†Clal Insurance Enterprises Holdings	812	14,707
Danel Adir Yeoshua	234	11,783
Delek Automotive Systems	3,464	26,028
Delek Group	154	26,072
Delta-Galil Industries	368	10,859
Direct Insurance Financial Investments	1,870	24,336
El Al Israel Airlines	17,349	5,813
Elbit Systems	270	32,511
Elbit Systems (New York Shares)	192	23,341
Electra	116	29,223
Electra Consumer Products 1970	515	7,957
First International Bank Of Israel	1,446	30,522
Formula Systems 1985	762	27,829
Fox Wizel	1,055	18,696
Frutarom Industries	1,025	94,246
†Gilat Satellite Networks	1,455	12,489
Hadera Paper	295	21,019
Harel Insurance Investments & Financial Services	7,360	58,321
Hilan	812	18,117
IDI Insurance	189	12,400
Inrom Construction Industries	2,596	12,109
Israel Chemicals	6,492	27,560
†Israel Discount Bank Class A	13,543	38,988
†Jerusalem Oil Exploration	498	27,715
†Kamada	634	2,924
Kenon Holdings	783	12,688
Kerur Holdings	403	11,857
Matrix IT	1,514	17,143

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Israel (continued)
Maytronics	4,037	$20,077
Melisron	262	10,470
Menorah Mivtachim Holdings	875	11,214
Migdal Insurance & Financial Holding	29,788	31,919
Mizrahi Tefahot Bank	4,998	95,741
Naphtha Israel Petroleum	2,641	17,160
Neto ME Holdings	91	8,492
†Nice	211	19,715
†Nice ADR	489	45,932
†Nova Measuring Instruments	1,159	31,329
Oil Refineries	67,791	31,445
†Partner Communications	7,166	32,461
Paz Oil	291	42,875
†Phoenix Holdings	3,394	18,698
Plasson Industries	216	9,963
Rami Levy Chain Stores Hashikma Marketing 2006	226	11,400
Scope Metals Group	396	11,060
Shapir Engineering & Industry	3,168	10,167
Shikun & Binui	16,387	27,099
Shufersal	5,699	36,434
Strauss Group	988	21,298
Summit Real Estate Holdings	1,759	15,424
Tadiran Holdings	507	14,840
Teva Pharmaceutical Industries ADR	3,633	62,088
†Tower Semiconductor	2,956	79,546

		1,897,744

Italy–3.06%
A2A	74,880	143,235
ACEA	2,105	35,726
Amplifon	2,061	36,641
Anima Holding	6,515	44,257
†Ansaldo STS	1,232	19,040
†Arnoldo Mondadori Editore	9,603	20,159
Ascopiave	4,301	17,261
Assicurazioni Generali	21,536	413,970
Astaldi	1,991	5,429
Atlantia	4,828	149,602
Autogrill	3,833	49,344
Azimut Holding	4,434	95,311
†Banca Carige	7,846	79
Banca Generali	1,404	45,298
Banca IFIS	815	31,409
Banca Mediolanum	6,923	60,483
†Banca Monte dei Paschi di Siena	99	314
Banca Popolare di Sondrio	15,884	62,921
†Banco BPM	60,488	209,915
BE	10,569	11,834
Biesse	435	25,830
BPER Banca	17,783	99,160
Brembo	4,218	65,203

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Brunello Cucinelli	733	$23,053
Buzzi Unicem	1,906	44,645
Cairo Communication	4,870	21,872
Cementir Holding	2,477	21,482
Cerved Information Solutions	5,416	67,640
CIR-Compagnie Industriali Riunite	21,107	27,980
CNH Industrial	14,972	185,010
Credito Emiliano	4,840	42,332
†Credito Valtellinese	238,896	33,812
Danieli & C Officine Meccaniche	379	10,340
Datalogic	1,125	35,277
Davide Campari-Milano	11,156	84,460
De’ Longhi	2,087	61,951
DiaSorin	536	48,282
Ei Towers	795	44,569
El.En	460	18,366
Enav	7,305	38,996
Enel	77,808	476,124
Eni	26,802	472,124
ERG	2,382	56,879
Esprinet	1,533	8,221
Falck Renewables	13,966	36,149
Ferrari	2,515	302,333
†Fiat Chrysler Automobiles	28,718	585,741
†Fincantieri	11,573	16,973
FinecoBank Banca Fineco	13,075	157,374
Geox	789	2,673
Gruppo MutuiOnline	1,221	19,351
Hera	32,414	118,769
†IMMSI	4,790	3,736
Industria Macchine Automatiche	532	51,812
Infrastrutture Wireless Italiane	3,449	27,314
Interpump Group	2,344	79,269
Intesa Sanpaolo	115,819	421,698
Iren	16,051	50,396
Italgas	13,922	83,189
Italmobiliare	714	20,052
†Juventus Football Club	25,405	20,208
Leonardo	8,268	95,621
Luxottica Group	774	48,084
Maire Tecnimont	3,804	19,588
MARR	652	19,384
†Mediaset	31,335	119,971
Mediobanca Banca di Credito Finanziario	15,766	185,351
Moncler	4,689	178,455
†Mondo TV	3,293	19,903
OVS	2,123	13,035
Parmalat	5,975	22,019
Piaggio & C	13,390	37,194
Poste Italiane	17,325	158,253
Prima Industrie	237	10,676

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Prysmian	4,147	$130,225
Recordati	1,750	64,567
Reply	484	26,694
Sabaf	510	11,026
†Safilo Group	802	4,060
†Saipem	26,852	105,339
Salini Impregilo	8,251	24,491
Salvatore Ferragamo	950	26,172
Saras	30,556	67,057
Servizi Italia	1,444	9,331
Snam	11,027	50,689
Societa Cattolica di Assicurazioni	8,112	86,377
Societa Iniziative Autostradali e Servizi	2,971	55,369
SOL	1,200	16,242
Technogym	2,049	24,248
†Telecom Italia	273,756	259,930
†Telecom Italia ADR	6,900	66,033
Tenaris	3,263	56,404
Terna Rete Elettrica Nazionale	24,964	145,887
Tod’s	380	27,574
†UniCredit	16,774	350,596
Unione di Banche Italiane	46,021	210,283
Unipol Gruppo	21,853	106,931
UnipolSai Assicurazioni	43,859	104,285
Vittoria Assicurazioni	1,077	16,061
†Yoox Net-A-Porter Group	960	44,641

		8,480,919

Japan–25.16%
77 Bank	3,300	78,814
ABC-Mart	500	32,927
Achilles	800	16,547
Adastria	1,600	32,915
ADEKA	4,300	76,913
Advan	1,200	11,049
Advantest	1,100	23,134
Aeon	10,200	181,406
Aeon Delight	900	32,661
Aeon Fantasy	300	14,603
AEON Financial Service	2,700	62,606
Aeon Hokkaido	2,300	17,107
Aeon Mall	1,800	37,858
Ahresty	1,900	16,913
Ai Holdings	1,200	33,533
Aica Kogyo	1,900	69,955
Aichi	3,200	21,720
Aichi Bank	300	15,347
Aichi Steel	400	16,468
Aida Engineering	1,500	18,388
Ain Holdings	1,500	117,245
Air Water	6,600	129,007

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Airport Facilities	3,600	$21,681
Aisan Industry	2,000	21,366
Aisin Seiki	7,300	398,383
Ajinomoto	13,400	243,347
Ajis	700	20,113
†Akatsuki	400	19,824
†Akebono Brake Industry	7,100	18,713
Akita Bank	900	24,315
Albis	600	19,387
Alconix	1,500	29,859
Alfresa Holdings	2,400	54,194
Alpen	600	13,425
Alpine Electronics	1,800	34,046
Alps Electric	3,300	81,689
Amada Holdings	3,500	42,544
Amano	2,700	72,158
Amiyaki Tei	300	16,087
Amuse	600	17,062
ANA Holdings	1,000	38,750
Anest Iwata	1,300	14,291
Anicom Holdings	1,100	45,632
AOKI Holdings	1,900	28,972
Aomori Bank	1,100	33,807
Aoyama Trading	2,200	86,446
Aozora Bank	1,300	52,177
Arakawa Chemical Industries	1,000	17,701
Arata	300	16,991
Arcland Sakamoto	1,600	25,866
Arcland Service Holdings	500	11,217
Arcs	1,600	38,876
Arealink	700	22,638
Ariake Japan	300	24,063
Artnature	400	2,697
Asahi	1,900	23,262
Asahi Diamond Industrial	1,800	18,961
Asahi Glass	6,400	268,206
Asahi Group Holdings	2,900	155,958
Asahi Holdings	1,000	18,630
Asahi Intecc	2,800	112,756
Asahi Kasei	22,000	294,049
Asahi Kogyosha	500	16,504
ASAHI YUKIZAI	1,200	19,741
Asante	800	15,247
Asanuma	5,000	18,807
Asia Pile Holdings	1,700	10,358
Asics	4,500	83,817
ASKA Pharmaceutical	300	4,736
ASKUL	400	13,426
Astellas Pharma	12,700	194,259
Ateam	900	21,249
Atom	1,800	16,248
Autobacs Seven	1,800	33,693

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Avex	1,000	$14,175
Awa Bank	6,000	39,264
Axial Retailing	700	26,811
Azbil	1,200	56,518
Bandai Namco Holdings	2,100	67,964
Bando Chemical Industries	1,500	17,284
Bank of Iwate	600	24,257
Bank of Kochi	1,600	19,526
Bank of Kyoto	1,800	102,002
Bank of Nagoya	700	26,500
Bank of Okinawa	980	41,949
Bank of Saga	700	15,467
Bank of Toyama	500	18,349
Baroque Japan	4,000	40,475
†Beenos	600	9,588
Belc	400	23,233
Bell System24 Holdings	1,900	27,759
Belluna	2,000	23,509
Benefit One	1,800	49,964
Benesse Holdings	1,200	43,655
Bic Camera	3,800	60,291
BML	1,000	26,073
Bourbon	500	14,442
Bridgestone	9,200	404,743
Brother Industries	11,500	266,656
Bunka Shutter	2,900	28,381
C Uyemura & Co.	300	23,285
Calbee	1,300	44,174
Can Do	500	8,455
Canon	6,000	217,670
Canon Electronics	500	11,051
Canon Marketing Japan	1,600	43,286
Capcom	2,600	60,245
Casio Computer	5,600	83,417
Cawachi	600	14,947
Central Glass	1,800	41,448
Central Japan Railway	500	95,421
Central Sports	600	21,789
Chiba Bank	12,000	98,111
Chilled & Frozen Logistics Holdings	700	9,976
Chiyoda	1,100	27,392
Chiyoda Integre	500	11,884
Chubu Electric Power	4,500	64,583
Chubu Shiryo	900	18,150
Chugai Pharmaceutical	500	25,384
Chugai Ro	300	8,369
Chugoku Bank	5,500	65,563
Chugoku Electric Power	5,300	64,747
Chugoku Marine Paints	4,600	45,632
Chukyo Bank	700	15,461
CI Takiron	4,000	26,052
Ci:z Holdings	400	19,983

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Citizen Watch	11,900	$83,954
CKD	2,700	58,766
Clarion	6,000	18,314
CMIC Holdings	800	20,854
CMK	2,400	18,581
Coca-Cola Bottlers Japan Holdings Class C	1,775	73,303
cocokara fine	600	41,650
Coco’s Japan	700	15,038
COLOPL	1,900	16,963
Colowide	1,200	27,717
COMSYS Holdings	3,000	79,758
Concordia Financial Group	19,669	111,060
CONEXIO	600	12,847
Cosmo Energy Holdings	3,600	116,507
Cosmos Pharmaceutical	300	61,161
Create Restaurants Holdings	1,300	15,568
Create SD Holdings	1,300	33,997
Credit Saison	4,400	73,645
CTI Engineering	400	5,459
CyberAgent	1,900	98,721
Da Consortium Holdings	1,300	30,198
Dai Nippon Printing	5,200	108,061
Dai Nippon Toryo	2,000	29,642
Daibiru	3,600	41,926
Daicel	11,600	127,379
Dai-Dan	900	20,014
Daido Metal	1,300	15,057
Daido Steel	1,500	76,092
Daifuku	1,500	88,931
Daihatsu Diesel Manufacturing	2,400	19,745
Daihen	4,000	30,451
Daiho	5,000	28,535
Daiichi Jitsugyo	600	17,388
Daiichi Kigenso Kagaku-Kogyo	1,000	12,042
Dai-ichi Life Holdings	10,000	184,615
Daiichi Sankyo	900	30,191
Dai-ichi Seiko Class C	300	6,206
Daiichikosho	500	26,298
Daiken	800	19,089
Daiki Aluminium Industry	3,000	20,625
Daikin Industries	1,000	111,093
Daikokutenbussan	300	15,537
Daikyo	1,800	36,499
Daikyonishikawa	2,200	35,952
Dainichiseika Color & Chemicals Manufacturing	600	24,925
Daio Paper	4,000	56,379
Daiseki	500	13,964
Daishi Bank	1,300	58,236
Daito Pharmaceutical	600	21,675
Daito Trust Construction	400	68,107

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Daiwa House Industry	4,000	$154,093
Daiwa Securities Group	26,000	167,333
Daiwabo Holdings	1,000	43,313
DCM Holdings	3,400	34,598
DeNA	3,700	67,387
Denka	3,800	128,648
Denso	4,200	231,019
Dentsu	3,600	159,094
Denyo	900	16,162
Descente	1,100	17,559
Dexerials	1,700	17,632
DIC	3,600	120,773
Digital Arts	500	19,099
Dip	600	19,035
Disco	300	64,123
DKS	3,000	22,139
DMG Mori	3,900	73,479
Don Quijote Holdings	1,000	57,310
Doshisha	900	20,650
Doutor Nichires Holdings	600	14,261
Dowa Holdings	2,000	71,569
DTS	1,100	38,289
DyDo Group Holdings	400	25,200
Eagle Industry	1,000	17,422
Earth	300	15,788
East Japan Railway	1,000	93,494
Ebara	2,700	96,310
EDION	4,000	46,245
EF-ON	800	9,800
eGuarantee	1,200	24,098
Ehime Bank	1,400	16,769
Eiken Chemical	1,600	40,406
Eisai	300	19,316
Elecom	1,300	31,169
Electric Power Development	1,300	33,509
Elematec	100	2,418
Endo Lighting	1,600	16,162
en-japan	400	22,746
Enplas	400	13,146
EPS Holdings	900	18,477
eRex	2,300	17,446
ES-Con Japan	1,800	16,380
Exedy	1,300	41,133
Ezaki Glico	600	31,846
F@N Communications	2,300	15,408
FamilyMart UNY Holdings	1,700	141,639
FANUC	300	77,206
Fast Retailing	200	80,347
FCC	1,300	36,570
†FDK	12,000	21,569
Feed One	9,200	18,734
Ferrotec Holdings	1,100	27,662

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
FIDEA Holdings	7,000	$12,905
Financial Products Group	1,500	19,648
Foster Electric	700	17,247
FP	1,000	65,007
France Bed Holdings	1,400	12,557
Freund	1,800	15,539
F-Tech	1,100	13,682
Fudo Tetra	4,900	8,752
Fuji	3,100	26,287
Fuji Ehime	600	12,953
Fuji Electric	15,000	103,345
Fuji Kyuko	1,000	26,168
Fuji Miyagi	700	18,474
Fuji Oil	800	3,119
Fuji Oil Holdings	1,700	51,684
Fuji Seal International	1,900	75,768
Fuji Soft	1,000	39,884
Fujibo Holdings	300	10,830
Fujicco	600	13,571
FUJIFILM Holdings	4,200	167,721
Fujikura	24,000	161,992
Fujikura Kasei	1,700	10,920
Fujimi	1,000	21,621
Fujimori Kogyo	900	31,976
Fujisash	13,300	12,348
Fujita Kanko	400	12,076
Fujitec	1,500	20,003
Fujitsu	48,000	291,693
Fujitsu Frontech	700	11,406
Fujitsu General	3,600	64,482
Fukuda	400	24,838
Fukui Bank	800	17,731
Fukui Computer Holdings Class H	500	10,949
Fukuoka Financial Group	16,000	87,651
Fukushima Bank	1,600	11,644
Fukushima Industries	700	30,567
Fukuyama Transporting	1,400	61,151
FULLCAST Holdings	1,000	24,735
Funai Soken Holdings	1,800	38,161
Furukawa	800	14,979
Furukawa Battery	2,300	21,182
Furukawa Electric	2,500	134,477
Furuno Electric	2,500	17,582
Furusato Industries	1,400	24,259
Furyu	3,800	35,784
Fuso Chemical	1,200	30,899
Fuso Pharmaceutical Industries	400	10,728
Futaba Industrial	7,100	60,199
Future	2,000	25,173
Fuyo General Lease	600	40,938
G-7 Holdings	800	18,670
Gecoss	900	9,262

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Geo Holdings	2,000	$31,774
Geostr	1,400	8,625
Giken	800	22,625
GLOBERIDE	700	17,110
Glory	1,200	43,062
GMO Financial Holdings	2,700	18,334
GMO internet	1,300	28,107
GMO Payment Gateway	400	39,487
Godo Steel	1,200	23,393
Goldcrest	600	12,804
Goldwin	400	24,121
Gree	1,400	8,071
GS Yuasa	20,000	108,653
G-Tekt	1,000	19,358
GungHo Online Entertainment	9,800	32,333
Gunma Bank	10,100	58,146
†Gunosy	1,700	45,077
Gunze	300	17,113
Gurunavi	700	9,729
H2O Retailing	1,600	29,690
HABA Laboratories	400	29,195
Hachijuni Bank	14,900	80,977
Hagihara Industries	1,300	21,372
Hagiwara Electric Holdings	400	12,067
Hakuhodo DY Holdings	3,600	49,695
Hakuto	1,300	19,215
Halows	800	19,537
Hamakyorex	1,000	33,691
Hamamatsu Photonics	400	15,388
Hankyu Hanshin Holdings	3,500	131,089
Hanwa	1,000	41,531
Happinet	800	11,571
Harada Industry	1,800	19,804
Haseko	9,000	138,521
Hazama Ando	7,700	58,429
Heiwa	2,100	41,406
Heiwa Real Estate	1,500	29,025
Heiwado	2,200	53,385
Helios Techno Holding	2,500	21,662
Hibiya Engineering	900	16,824
Hiday Hidaka	720	18,059
Hikari Tsushin	300	48,392
HI-LEX	900	24,159
Hino Motors	6,000	78,027
Hioki EE	100	3,139
Hirakawa Hewtech	2,100	26,663
Hiramatsu	4,200	20,218
Hirata	700	63,825
Hirose Electric	105	14,506
Hiroshima Bank	8,300	63,311
HIS	1,900	69,218
Hisamitsu Pharmaceutical	200	15,461

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Hitachi	96,000	$699,226
Hitachi Capital	3,100	78,466
Hitachi Chemical	3,100	69,254
Hitachi Construction Machinery	2,200	85,397
Hitachi High-Technologies	900	42,785
Hitachi Metals	6,200	72,867
Hitachi Transport System	1,900	53,234
Hitachi Zosen	8,800	45,620
Hochiki	1,300	24,194
Hodogaya Chemical	400	17,859
Hogy Medical	800	32,313
Hokkaido Electric Power	6,100	40,448
Hokkoku Bank	1,300	51,591
Hokuetsu Bank	1,100	24,466
Hokuetsu Industries	2,000	21,709
Hokuetsu Kishu Paper	5,000	32,319
Hokuhoku Financial Group	5,800	79,613
†Hokuriku Electric Power	5,100	44,564
Hokuto	600	11,525
Honda Motor	18,400	636,945
Honda Motor ADR	4,400	152,812
H-One	800	10,470
Honeys Holdings	2,400	22,596
Hoosiers Holdings	1,000	7,205
Horiba	1,200	93,432
Hoshizaki	200	17,830
Hosokawa Micron	400	27,553
House Foods Group	1,700	56,100
Hoya	1,700	85,871
Hulic	3,100	33,783
Hyakugo Bank	10,300	49,535
Hyakujushi Bank	12,000	40,836
Ibiden	4,500	66,768
IBJ Leasing	1,400	39,573
Ichibanya	600	24,668
Ichigo	10,300	45,644
Ichiken	800	18,500
Ichikoh Industries	2,000	21,623
Ichinen Holdings	1,200	16,804
Ichiyoshi Securities	1,900	21,980
Idec	800	19,502
Idemitsu Kosan	4,800	183,652
IDOM	3,000	21,297
Ihara Science	1,200	28,872
IHI	5,100	159,115
Iida Group Holdings	3,500	65,424
Iino Kaiun Kaisha	5,000	23,754
IJT Technology Holdings	2,700	22,564
Imagica Robot Holdings	4,200	47,042
Imasen Electric Industrial	600	6,930
Inaba Denki Sangyo	400	17,682
Inabata & Co.	2,800	42,077

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Inageya	600	$10,108
I-Net	1,100	16,794
Infocom	400	8,065
Infomart	3,900	39,707
Information Services International-Dentsu	900	24,273
Intage Holdings	2,000	21,948
Internet Initiative Japan	2,200	45,373
Iriso Electronics	800	48,758
Iseki & Co.	700	13,991
Isetan Mitsukoshi Holdings	4,400	48,689
†Ishihara Sangyo Kaisha	1,600	19,451
Istyle	4,000	56,549
Isuzu Motors	11,100	170,068
Ito En	800	31,314
ITOCHU	6,700	130,832
Itochu Enex	2,400	22,708
Itochu Techno-Solutions	600	12,395
Itochu-Shokuhin	300	16,411
Itoham Yonekyu Holdings	4,200	36,580
Itoki	1,700	10,972
Iwatani	1,800	66,474
Iyo Bank	9,400	72,169
Izumi	800	53,950
J Front Retailing	6,700	113,159
J Trust	2,900	18,989
JAC Recruitment	1,300	27,758
Jaccs	1,400	31,092
Jalux	300	8,948
Jamco	400	8,344
Janome Sewing Machine	1,000	6,670
Japan Airlines	1,200	48,859
Japan Airport Terminal	500	19,413
†Japan Asset Marketing	3,900	4,596
Japan Aviation Electronics Industry	2,000	28,434
†Japan Display	14,100	26,215
†Japan Drilling	300	5,614
Japan Exchange Group	5,200	97,366
Japan Investment Adviser	700	29,373
Japan Lifeline	1,400	40,061
Japan Material	2,100	26,407
Japan Meat	800	14,614
Japan Medical Dynamic Marketing	1,400	12,991
Japan Property Management Center	1,500	22,334
Japan Pulp & Paper	400	16,514
Japan Securities Finance	4,300	26,652
Japan Steel Works	2,000	65,738
Japan Tobacco	7,400	211,396
Japan Transcity	3,000	13,298
Japan Wool Textile	2,700	26,429
JCU	1,200	28,512
JFE Holdings	7,500	151,285

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
JGC	2,900	$63,140
Jimoto Holdings	7,400	13,255
JINS	600	33,065
J-Oil Mills	400	13,647
Joshin Denki	1,000	37,637
JSP	300	9,196
JSR	2,000	45,012
JTEKT	6,700	98,723
Juki	2,600	36,633
Juroku Bank	1,300	35,085
Justsystems	900	21,886
JVC Kenwood	4,200	13,915
JXTG Holdings	60,850	370,977
kabu.com Securities	7,000	24,428
Kadokawa Dwango	2,300	23,798
Kaga Electronics	600	15,510
Kagome	500	17,558
Kajima	16,000	150,422
Kakaku.com	2,700	47,783
Kaken Pharmaceutical	1,800	106,609
Kakiyasu Honten	700	19,197
Kameda Seika	300	14,567
Kamei	1,600	22,085
Kamigumi	3,000	67,251
Kanaden	1,100	14,769
Kanagawa Chuo Kotsu	400	14,477
Kanamoto	1,600	54,066
Kandenko	4,000	45,843
Kaneka	11,000	109,423
Kanematsu	3,800	51,256
Kanematsu Electronics	800	22,706
Kansai Electric Power	4,600	60,143
†=Kansai Mirai Financial Group	3,022	24,993
Kansai Paint	1,000	23,373
Kanto Denka Kogyo	2,000	20,561
Kao	2,500	187,684
Kasai Kogyo	1,400	18,083
Kato Sangyo	800	28,086
Kato Works	400	9,110
KAWADA TECHNOLOGIES	200	10,837
Kawai Musical Instruments Manufacturing	900	29,498
Kawasaki Heavy Industries	3,100	100,036
†Kawasaki Kisen Kaisha	2,200	51,378
KDDI	13,200	339,958
Keihan Holdings	3,300	102,382
Keihanshin Building	2,700	22,664
Keihin	1,900	39,090
Keikyu	2,500	43,942
Keio	1,000	43,100
Keisei Electric Railway	500	15,391
Keiyo	600	3,151

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Keiyo Bank	9,000	$40,630
Kenko Mayonnaise	500	16,821
Kewpie	4,600	125,875
Key Coffee	700	13,901
Keyence	400	249,863
KFC Holdings Japan	700	13,168
KH Neochem	500	14,497
Kikkoman	700	28,380
Kinden	3,700	61,893
†Kintetsu Department Store	700	25,082
Kintetsu Group Holdings	1,300	51,079
Kintetsu World Express	1,800	33,523
Kirin Holdings	6,200	165,057
Kitagawa Iron Works	600	15,498
Kita-Nippon Bank	400	11,293
Kitano Construction	3,000	11,450
Kito	2,000	37,392
Kitz	5,100	44,031
Kiyo Bank	2,700	43,549
KLab	1,600	26,353
†KNT-CT Holdings	1,500	24,627
Koa	1,100	22,864
Koatsu Gas Kogyo	2,000	17,007
Kobayashi Pharmaceutical	300	21,414
Kobe Bussan	600	27,257
†Kobe Electric Railway	500	18,268
†Kobe Steel	16,600	164,661
Kohnan Shoji	1,200	28,926
Koito Manufacturing	900	62,851
Kokuyo	2,500	48,613
Komatsu	4,800	160,795
Komatsu Wall Industry	700	18,671
KOMEDA Holdings	700	13,236
Komeri	1,900	51,254
Konami Holdings	1,000	50,927
Konica Minolta	16,300	138,566
Konishi	1,200	19,281
Konoike Transport	600	10,333
Konoshima Chemical	1,400	14,355
Kose	200	42,045
Koshidaka Holdings	900	62,665
Kotobuki Spirits	500	26,406
Kourakuen Holdings	500	8,862
Krosaki Harima	500	24,035
K’s Holdings	5,800	80,578
Kubota	2,500	44,069
Kubota ADR	300	26,673
Kumagai Gumi	1,700	53,594
Kumiai Chemical Industry	4,770	28,299
Kura	200	13,848
Kurabo Industries	8,000	25,048
Kuraray	8,400	145,642

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kureha	700	$46,063
Kurimoto	800	15,253
Kurita Water Industries	3,000	96,849
Kusuri no Aoki Holdings	600	43,495
KYB	1,100	51,521
Kyodo Printing	400	12,384
Kyoei Steel	1,000	17,082
Kyokuto Kaihatsu Kogyo	1,200	17,744
Kyokuto Securities	1,000	14,204
Kyokuyo	500	18,068
KYORIN Holdings	2,100	39,676
Kyoritsu Maintenance	1,700	81,000
Kyosan Electric Manufacturing	1,000	6,109
Kyowa Exeo	3,100	82,980
Kyudenko	1,500	73,686
Kyushu Electric Power	3,600	43,479
Kyushu Financial Group	11,800	58,934
Kyushu Railway	1,100	34,316
Lasertec	2,400	87,485
Lawson	600	41,017
LEC	900	33,061
Leopalace21	13,100	107,501
Life	900	25,155
LIFULL	1,800	15,967
Lintec	1,200	34,562
Lion	2,000	41,044
LIXIL Group	6,200	137,533
†M&A Capital Partners	200	16,936
M3	1,800	82,706
Mabuchi Motor	900	44,773
Macnica Fuji Electronics Holdings	900	16,088
Maeda	4,000	46,733
Maeda Kosen	900	14,680
Maeda Road Construction	2,000	40,179
Makino Milling Machine	5,000	47,333
Makita	1,000	49,534
Mandom	600	20,991
Mani	700	27,576
Marubeni	22,200	162,116
Marubun	2,200	20,282
Marudai Food	4,000	19,114
Maruha Nichiro	2,200	69,695
Marui Group	6,400	129,058
Maruichi Steel Tube	900	27,427
Marusan Securities	1,100	10,558
Maruwa	400	31,446
Maruwa Unyu Kikan	400	11,971
Maruzen Showa Unyu	2,000	9,804
Marvelous	2,500	21,618
Matsuda Sangyo	800	14,439
Matsui Construction	1,800	13,428
Matsui Securities	2,800	25,324

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Matsumotokiyoshi Holdings	1,800	$76,265
Matsuya Foods	200	7,174
Max	1,000	12,859
Maxell Holdings	3,000	57,357
Mazda Motor	14,300	191,246
McDonald’s Holdings Co. Japan	500	23,663
MCJ	2,500	32,497
Mebuki Financial Group	19,890	77,260
Medical System Network	4,100	22,480
Medipal Holdings	3,200	66,787
†Megachips	600	21,028
Megmilk Snow Brand	2,600	70,618
Meidensha	5,000	19,257
MEIJI Holdings	2,600	199,724
Meiko Electronics	1,200	20,151
Meiko Network Japan	1,900	23,106
Meisei Industrial	2,100	14,351
Meitec	600	32,867
Menicon	1,400	35,580
METAWATER	400	12,572
Michinoku Bank	600	9,900
Mie Kotsu Group Holdings	2,500	11,950
Mikuni	1,600	9,724
Milbon	800	35,536
Mimasu Semiconductor Industry	1,100	19,999
MINEBEA MITSUMI	10,332	222,156
Ministop	600	12,336
Miraca Holdings	2,800	110,260
Mirait Holdings	1,900	30,385
Miroku Jyoho Service	900	26,261
Misawa Homes	1,400	11,694
MISUMI Group	2,600	72,009
Mitani	600	27,653
Mito Securities	5,800	23,247
Mitsuba	2,400	30,832
Mitsubishi	13,200	355,332
Mitsubishi Chemical Holdings	29,800	290,147
Mitsubishi Electric	23,400	379,795
Mitsubishi Estate	10,800	180,916
Mitsubishi Gas Chemical	6,000	144,797
Mitsubishi Heavy Industries	5,800	223,642
Mitsubishi Logisnext	3,300	27,590
Mitsubishi Logistics	2,000	42,101
Mitsubishi Materials	3,900	115,605
Mitsubishi Motors	11,700	83,673
†Mitsubishi Paper Mills	2,100	12,913
Mitsubishi Shokuhin	500	14,392
Mitsubishi Steel Manufacturing	600	13,682
Mitsubishi Tanabe Pharma	3,200	64,651
Mitsubishi UFJ Financial Group	74,000	491,776
Mitsubishi UFJ Financial Group ADR	29,200	193,888
Mitsubishi UFJ Lease & Finance	17,200	103,037

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mitsuboshi Belting	2,000	$22,282
Mitsui & Co.	5,400	92,922
Mitsui Chemicals	8,400	266,694
Mitsui E&S Holdings	3,900	64,173
Mitsui Fudosan	4,000	96,565
Mitsui High-Tec	900	13,268
Mitsui Home	3,000	19,358
Mitsui Mining & Smelting	2,400	106,416
Mitsui OSK Lines	4,200	119,270
Mitsui Sugar	300	11,537
†Mitsui-Soko Holdings	5,000	16,052
Mixi	2,100	78,571
Miyazaki Bank	900	28,368
Mizuho Financial Group	228,200	415,867
Mizuho Financial Group ADR	5,700	21,090
Mizuno	600	18,115
Mochida Pharmaceutical	300	21,338
Modec	900	22,271
Monex Group	14,000	45,457
Monogatari	100	10,114
MonotaRO	1,600	56,627
Morinaga & Co.	1,200	52,944
Morinaga Milk Industry	1,700	69,181
Morita Holdings	1,100	20,934
Morozoff	400	25,285
Mory Industries	200	5,938
MS&AD Insurance Group Holdings	4,500	139,786
MTI	1,200	7,167
Mugen Estate	2,200	27,976
Murata Manufacturing	1,300	179,442
Musashi Seimitsu Industry	800	27,130
Musashino Bank	1,400	44,954
Nabtesco	2,000	77,897
Nachi-Fujikoshi	8,000	48,579
Nagano Bank	700	12,207
Nagase & Co.	3,200	54,408
Nagatanien Holdings	2,000	27,497
Nagawa	300	12,787
Nagoya Railroad	2,700	68,896
Nakamuraya	500	22,290
Nakanishi	1,200	24,329
Nakayama Steel Works	3,400	22,456
Nankai Electric Railway	2,000	50,399
Nanto Bank	1,000	27,306
NEC	5,800	163,032
NEC Capital Solutions	700	13,864
NEC Networks & System Integration	800	20,809
NET One Systems	2,200	32,307
†Nexon	1,400	23,735
NGK Insulators	6,200	107,396
NGK Spark Plug	4,600	110,842
NH Foods	2,000	82,121

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
NHK Spring	11,800	$126,375
Nichias	5,000	63,493
Nichiban	1,500	48,675
Nichiha	1,600	60,601
NichiiGakkan	2,100	23,815
Nichi-iko Pharmaceutical	2,800	43,650
Nichirei	5,500	149,571
Nichireki	2,000	22,781
Nichirin	1,300	33,990
Nidec	700	107,736
Nidec ADR	1,000	38,540
Nifco	1,800	60,608
Nihon Chouzai	400	12,740
Nihon House Holdings	2,600	14,052
Nihon Kohden	1,300	37,049
Nihon M&A Center	2,400	83,120
Nihon Nohyaku	2,400	14,192
Nihon Parkerizing	3,600	59,199
Nihon Plast	1,900	16,245
Nihon Tokushu Toryo	600	11,601
Nihon Unisys	3,400	73,849
Nihon Yamamura Glass	10,000	18,200
Nikkiso	3,300	34,635
Nikkon Holdings	2,100	55,424
Nikon	5,300	95,802
Nintendo	100	44,427
Nippo	3,000	67,630
Nippon Air Conditioning Services	1,800	12,763
Nippon Carbide Industries	800	14,977
Nippon Chemi-Con	1,300	30,687
Nippon Chemiphar	300	13,190
Nippon Coke & Engineering	18,200	18,524
Nippon Commercial Development	700	11,317
Nippon Concrete Industries	2,600	10,794
Nippon Densetsu Kogyo	1,500	29,528
Nippon Electric Glass	1,700	49,280
Nippon Express	1,700	112,479
Nippon Flour Mills	2,300	35,944
Nippon Gas	2,300	109,917
Nippon Hume	1,400	10,373
Nippon Kayaku	3,900	48,453
Nippon Kodoshi	800	22,169
Nippon Koei	800	24,584
Nippon Light Metal Holdings	22,200	58,042
Nippon Paint Holdings	2,600	95,766
Nippon Paper Industries	3,700	68,443
Nippon Parking Development	13,600	22,553
Nippon Pillar Packing	1,300	19,495
Nippon Road	300	14,813
†Nippon Sharyo	17,000	48,113
†Nippon Sheet Glass	3,900	31,282
Nippon Shinyaku	300	20,308

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Shokubai	900	$62,227
Nippon Signal	2,100	19,731
Nippon Soda	4,000	22,685
Nippon Steel & Sumikin Bussan	800	44,285
Nippon Steel & Sumitomo Metal	8,500	186,617
Nippon Suisan Kaisha	16,900	88,012
Nippon Telegraph & Telephone	2,500	116,633
Nippon Thompson	3,200	26,014
Nippon Valqua Industries	800	22,126
Nippon Yakin Kogyo	5,800	15,977
Nippon Yusen	6,200	121,730
Nipro	6,400	94,137
Nishimatsu Construction	2,100	52,254
Nishimatsuya Chain	1,000	11,319
Nishi-Nippon Financial Holdings	5,800	68,572
Nishi-Nippon Railroad	1,800	46,963
Nishio Rent All	700	21,790
Nissan Chemical Industries	2,100	87,237
Nissan Motor	42,000	433,530
Nissan Shatai	2,800	29,180
Nissei ASB Machine	400	27,647
Nissei Build Kogyo	1,500	18,135
Nisshin Fudosan	1,500	10,875
Nisshin Oillio Group	1,300	36,266
Nisshin Seifun Group	2,800	55,638
Nisshin Steel	3,114	36,692
Nisshinbo Holdings	3,968	53,740
Nissin	1,000	26,357
Nissin Electric	2,100	19,718
Nissin Kogyo	2,100	36,435
Nitori Holdings	400	70,146
Nitta	600	22,596
Nittetsu Mining	300	16,721
Nitto Boseki	800	17,168
Nitto Denko	1,200	90,695
Nitto Kogyo	1,100	17,043
Nitto Kohki	400	11,111
Nitto Seiko	3,100	20,898
Nittoc Construction	3,400	19,995
Nittoku Engineering	1,200	45,024
Noda	1,000	13,456
Noevir Holdings Class C	300	22,256
NOF	3,500	105,842
Nohmi Bosai	900	19,427
Nojima	1,500	36,085
NOK	3,400	66,394
Nomura	1,000	21,449
Nomura Holdings	36,600	213,426
Nomura Holdings ADR	2,874	16,813
Nomura Real Estate Holdings	4,500	105,666
Nomura Research Institute	940	44,414
Noritake	300	12,848

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Noritsu Koki	1,000	$22,945
Noritz	1,200	21,777
North Pacific Bank	11,100	37,482
NS Solutions	1,100	31,422
NS United Kaiun Kaisha	700	14,089
NSD	900	18,307
NSK	12,500	168,166
NTN	23,800	99,560
NTT Data	6,000	63,046
NTT DOCOMO	15,100	384,951
NTT DOCOMO ADR	1,000	25,570
NTT Urban Development	1,900	23,195
NuFlare Technology	300	19,022
Obara Group	900	52,962
Obayashi	15,500	170,746
Obic	200	16,854
Odakyu Electric Railway	2,300	46,854
Ogaki Kyoritsu Bank	1,600	40,810
Ohashi Technica	1,100	18,063
Ohsho Food Service	400	19,607
Oiles	300	6,425
Oita Bank	300	11,208
Oji Holdings	26,000	167,577
Okabe	1,500	13,908
Okamoto Industries	4,000	40,449
Okamoto Machine Tool Works	700	21,442
Okamura	1,800	24,795
Okasan Securities Group	8,000	47,867
Oki Electric Industry	2,700	35,695
Okinawa Cellular Telephone	800	29,270
Okinawa Electric Power	1,485	41,926
OKUMA	600	35,278
Okumura	800	31,273
Okura Industrial	4,000	21,729
Okuwa	1,000	10,439
Olympus	1,700	65,006
Omron	1,200	70,148
Ono Pharmaceutical	1,100	34,998
Onoken	1,400	24,688
Onward Holdings	5,500	47,920
Open House	1,700	104,445
OPT Holding	1,200	18,919
Optex Group	800	20,399
Oracle Corp. Japan	500	41,497
Organo	400	12,137
Orient	18,900	30,220
Oriental Land	800	81,854
Osaka Gas	2,800	55,689
Osaka Soda	800	21,068
OSAKA Titanium Technologies	1,500	28,790
Osaki Electric	2,000	14,655
OSG	4,000	91,368

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
OSJB Holdings	3,400	$9,300
Otsuka	600	30,590
Otsuka Holdings	1,800	90,287
Outsourcing	2,000	34,987
Pacific Industrial	2,300	30,675
†Pacific Metals	1,300	39,037
Pack	700	26,150
PAL GROUP Holdings	1,100	30,101
PALTAC	900	49,046
Panasonic	27,100	389,169
Paraca	1,000	22,212
Paramount Bed Holdings	600	30,496
Parco	1,200	16,098
Park24	2,400	65,490
Pasona Group	500	10,829
PC Depot	6,200	41,228
Pegasus Sewing Machine Manufacturing	3,300	22,838
Penta-Ocean Construction	14,400	106,241
Pepper Food Service	400	18,520
Persol Holdings	1,500	43,585
Pigeon	1,300	58,736
Pilot	700	39,172
Piolax	900	23,617
†Pioneer	13,800	22,734
Plenus	1,000	19,446
Pola Orbis Holdings	600	25,012
Press Kogyo	4,300	25,772
Pressance	2,000	30,092
Prestige International	1,700	20,810
Prima Meat Packers	9,000	50,650
Prospect	40,000	22,534
Proto	700	10,917
PS Mitsubishi Construction	2,300	15,342
Punch Industry	1,000	10,657
Qol	1,000	19,814
Raito Kogyo	2,000	21,158
Rakuten	11,400	94,205
Rasa Industries	900	17,850
Recruit Holdings	4,300	107,774
Relo Group	2,000	55,882
†Renesas Electronics	6,000	60,317
Rengo	11,000	95,086
Resona Holdings	19,000	102,124
Resorttrust	1,200	25,468
Retail Partners	1,600	22,731
Ricoh	13,600	134,352
Ricoh Leasing	800	26,512
Riken	400	22,463
Riken Technos	700	3,342
Riken Vitamin	500	19,519
Ringer Hut	400	9,362

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Rinnai	500	$47,552
Rion	1,000	25,962
Riso Kagaku	700	13,030
Riso Kyoiku	3,000	22,251
Rock Field	900	18,707
Rohto Pharmaceutical	1,800	50,654
Rokko Butter	500	10,740
Roland DG	400	9,122
Rorze	1,000	22,427
Round One	5,000	79,352
Royal Holdings	1,700	45,987
Ryobi	1,200	31,832
Ryoden	1,300	21,625
Ryohin Keikaku	200	66,818
Ryosan	1,100	39,741
S Foods	500	20,692
S&B Foods	300	32,293
Sac’s Bar Holdings	900	9,622
Saibu Gas	1,000	26,066
Saizeriya	1,500	42,630
Sakai Heavy Industries	300	13,292
Sakai Moving Service	500	26,019
Sakai Ovex	600	14,017
Sakata INX	1,200	17,892
Sala	1,600	9,805
SAMTY	900	15,431
†=San ju San Financial Group	1,440	32,290
San-A Class A	600	34,564
San-Ai Oil	2,400	35,494
†Sanden Holdings	1,000	14,038
Sanei Architecture Planning	1,000	21,213
Sangetsu	1,100	22,809
San-In Godo Bank	6,000	53,671
Sanken Electric	7,000	51,746
Sanki Engineering	2,200	24,704
Sankyo	2,400	83,958
Sankyo Tateyama	1,100	16,362
Sankyu	2,000	99,516
Sanoh Industrial	1,700	12,044
Sanshin Electronics	1,200	23,594
Santen Pharmaceutical	1,700	28,468
Sanwa Holdings	5,400	69,630
Sanyo Chemical Industries	500	23,506
Sanyo Denki	400	31,018
Sanyo Electric Railway	600	14,945
Sanyo Special Steel	1,500	37,924
Sanyo Trading	500	9,393
Sapporo Holdings	3,100	90,722
Sato Holdings	1,200	38,624
Sato Shoji	1,900	21,053
Satori Electric	1,900	19,581
†Sawada Holdings	1,600	14,968

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sawai Pharmaceutical	2,100	$92,348
SBI Holdings	6,800	159,773
SBS Holdings	1,000	13,054
Scala	1,600	12,107
SCREEN Holdings	1,000	90,329
SCSK	1,200	52,045
Secom	1,300	96,831
Sega Sammy Holdings	6,500	105,315
Seibu Holdings	3,300	57,857
Seikagaku	800	14,637
Seikitokyu Kogyo	1,000	6,642
Seiko Epson	6,900	119,576
Seiko Holdings	1,200	28,663
Seino Holdings	4,000	73,912
Seiren	1,900	35,023
Sekisui Chemical	10,400	182,384
Sekisui House	9,000	164,680
Sekisui Plastics	2,500	27,984
Senko Group Holdings	5,000	39,125
Senshu Ikeda Holdings	11,500	44,060
†Senshukai	1,500	8,022
Septeni Holdings	4,000	13,866
Seria	800	39,556
Seven & i Holdings	10,500	449,740
Seven Bank	24,100	77,314
†Sharp	700	20,964
Shibaura Electronics	200	9,711
Shibuya	600	21,425
Shiga Bank	9,000	46,003
Shikoku Bank	1,600	22,784
Shikoku Chemicals	2,000	29,728
Shikoku Electric Power	5,500	66,278
Shima Seiki Manufacturing	400	28,098
Shimachu	1,700	54,135
Shimadzu	1,000	27,585
Shimamura	800	99,751
Shimano	200	28,861
Shimizu	14,300	127,567
Shimizu Bank	400	11,267
Shin Nippon Air Technologies	1,000	14,974
Shindengen Electric Manufacturing	300	19,653
Shin-Etsu Chemical	2,000	208,618
Shin-Etsu Polymer	1,100	11,747
Shinko Electric Industries	4,100	30,309
Shinko Plantech	1,300	11,893
Shinmaywa Industries	3,000	24,814
Shinnihon	2,400	25,903
Shinoken Group	600	18,887
Shinsei Bank	5,200	80,668
Shinsho	700	24,350
Shinwa	400	8,429
Shionogi & Co.	1,000	52,074

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Ship Healthcare Holdings	1,900	$67,491
Shiseido	1,100	70,639
Shizuki Electric	2,900	19,971
Shizuoka Bank	10,000	96,165
Shizuoka Gas	4,100	37,093
Shoei	600	23,098
Shoei Foods	600	22,924
Shofu	1,000	13,770
Showa	3,700	63,388
Showa Denko	6,000	251,417
Showa Sangyo	600	15,514
Showa Shell Sekiyu	5,600	76,232
Siix	1,200	25,692
Sinanen Holdings	600	14,846
Sinfonia Technology	6,000	20,729
Sinko Industries	400	6,366
SKY Perfect JSAT Holdings	8,900	40,037
Skylark	3,500	50,311
SMC	100	40,680
SMK	2,000	8,268
SMS	900	38,410
Sodick	2,000	26,245
SoftBank Group	6,100	455,007
Sogo Medical	800	22,528
Sohgo Security Services	400	19,657
Sojitz	35,000	111,638
Sompo Holdings	3,800	153,114
Sony	10,700	526,443
Sony Financial Holdings	1,700	31,042
Sotetsu Holdings	1,000	26,653
Sparx Group	5,300	14,270
Square Enix Holdings	800	36,131
SRA Holdings	500	14,293
Srg Takamiya	2,400	14,590
ST	700	15,051
St Marc Holdings	900	26,244
Stanley Electric	2,600	97,621
Star Micronics	1,000	18,561
Start Today	2,100	54,658
Starts	1,900	52,079
Starzen	400	19,861
Stella Chemifa	400	12,032
Studio Alice	900	21,902
Subaru	9,600	317,787
Sugi Holdings	700	39,421
Sugimoto & Co.	800	14,166
SUMCO	2,700	70,517
Sumida	2,500	32,102
Sumitomo	10,300	172,551
Sumitomo Bakelite	8,000	70,829
Sumitomo Chemical	49,000	284,283
Sumitomo Dainippon Pharma	3,200	53,458

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Densetsu	900	$18,049
Sumitomo Electric Industries	23,100	353,049
Sumitomo Forestry	7,200	115,790
Sumitomo Heavy Industries	2,800	106,981
Sumitomo Metal Mining	1,300	53,770
Sumitomo Mitsui Construction	7,300	43,723
Sumitomo Mitsui Financial Group	12,400	526,061
Sumitomo Mitsui Trust Holdings	3,300	134,901
Sumitomo Osaka Cement	18,000	79,456
Sumitomo Realty & Development	6,000	224,200
Sumitomo Riko	3,300	33,262
Sumitomo Rubber Industries	5,000	92,187
Sumitomo Seika Chemicals	400	19,186
Sun Frontier Fudousan	1,300	14,351
Suncall	3,200	22,279
Sundrug	400	18,722
Suntory Beverage & Food	1,100	53,549
Suruga Bank	5,900	82,801
Suzuken Aichi	1,500	63,118
Suzuki Motor	1,500	81,440
SWCC Showa Holdings	1,600	14,225
Sysmex	900	81,776
Systena	900	36,546
T Hasegawa	800	15,262
T RAD	800	29,635
T&D Holdings	9,300	147,927
T&K Toka	1,200	14,824
Tachibana Eletech	800	16,013
Tachi-S	1,400	25,067
Tadano	3,000	45,195
Taihei Dengyo Kaisha	1,000	25,499
Taiheiyo Cement	3,400	122,126
Taiho Kogyo	900	13,036
Taikisha	500	16,399
Taisei	3,100	158,998
Taiyo Holdings	400	17,216
Taiyo Nippon Sanso	5,600	84,851
Taiyo Yuden	5,900	99,276
Takara Holdings	1,600	17,789
Takara Leben	4,000	17,301
Takara Standard	2,200	37,312
Takasago International	600	17,659
Takasago Thermal Engineering	800	14,842
Takashimaya	8,000	76,902
TAKEBISHI	1,300	21,086
Takeda Pharmaceutical	4,800	234,054
Takeei	900	10,942
Takeuchi Manufacturing	1,800	39,968
Takuma	2,700	29,710
Tama Home	3,400	46,504
Tamron	700	14,569
Tamura	4,000	30,310

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tanseisha	2,100	$25,578
Tateru	1,500	33,260
Tatsuta Electric Wire & Cable	3,600	21,908
Tayca	500	13,045
TDK	2,100	187,086
TechnoPro Holdings	1,000	60,357
Teijin	11,500	218,528
Teikoku Electric Manufacturing	300	4,554
Tekken	600	17,352
Terumo	1,000	52,012
T-Gaia	700	19,655
THK	2,300	95,680
TIS	4,500	179,931
Toa Hyogo	1,000	12,412
TOA ROAD	300	11,400
Toa Tokyo	600	12,632
Toagosei	5,400	63,889
Tobishima	6,800	11,303
Tobu Railway	1,800	54,998
TOC	2,100	17,422
Tocalo	2,400	29,173
Tochigi Bank	4,000	15,479
Toda	7,000	50,879
Toei	200	21,386
Toei Animation	600	19,758
Toenec	200	5,944
Toho (Kobe)	300	6,626
Toho (Tokyo)	1,200	39,942
Toho Bank	8,800	34,054
Toho Gas	1,600	50,010
Toho Holdings	2,400	57,014
Toho Titanium	1,700	19,118
Toho Zinc	500	23,566
Tohoku Bank	1,100	15,032
Tohoku Electric Power	3,600	48,972
Tokai Carbon	4,400	65,504
Tokai Gifu	1,000	20,709
TOKAI Holdings	4,200	42,129
Tokai Rika	2,700	55,078
Tokai Tokyo Financial Holdings	9,400	65,196
Token	300	30,033
Tokio Marine Holdings	6,400	290,194
Tokushu Tokai Paper	400	15,404
Tokuyama	3,300	104,593
†Tokyo Base	1,700	23,582
Tokyo Century	1,400	87,750
Tokyo Dome	4,300	40,784
†Tokyo Electric Power Holdings	8,800	34,469
Tokyo Electron	600	110,995
Tokyo Electron Device	900	16,224
Tokyo Energy & Systems	1,900	21,369
Tokyo Gas	2,000	53,440

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Ohka Kogyo	600	$21,826
Tokyo Rope Manufacturing	600	11,921
Tokyo Seimitsu	900	36,518
Tokyo Steel Manufacturing	4,300	34,683
Tokyo Tatemono	5,900	89,309
Tokyo Tekko	1,100	16,024
Tokyo TY Financial Group	1,200	28,934
Tokyotokeiba	500	18,875
Tokyu	2,500	39,368
Tokyu Construction	4,500	48,973
Tokyu Fudosan Holdings	21,600	155,412
Toli	2,800	10,095
Tomoe	1,600	8,170
Tomoku	800	16,236
TOMONY Holdings	8,900	40,393
Tomy	5,000	50,785
Tonami Holdings	500	30,562
Topcon	2,600	50,987
Toppan Forms	1,800	19,935
Toppan Printing	5,000	41,100
Topre	1,600	46,925
Topy Industries	1,200	34,663
Toray Industries	17,400	165,517
Torex Semiconductor	1,500	21,767
Toridoll Holdings	400	14,784
Torii Pharmaceutical	600	15,963
Torishima Pump Manufacturing	200	1,889
Tosei	1,900	22,921
Toshiba Machine	6,000	41,714
Toshiba Plant Systems & Services	1,400	30,614
Toshiba TEC	8,000	47,313
Tosho	600	23,151
Tosoh	11,000	216,926
Totetsu Kogyo	1,400	43,727
TOTO	700	36,702
Totoku Electric	700	22,966
Tottori Bank	600	9,723
Tow	2,300	20,032
Towa	1,400	19,047
Towa Bank	1,300	17,491
Towa Pharmaceutical	700	44,595
Toyo Construction	5,200	23,765
†Toyo Engineering	1,000	9,542
Toyo Ink SC Holdings	8,000	50,085
Toyo Kanetsu	300	8,644
Toyo Kohan	2,600	17,530
Toyo Securities	8,000	22,245
Toyo Seikan Group Holdings	5,700	85,052
Toyo Suisan Kaisha	2,700	106,695
Toyo Tanso	1,000	31,402
Toyo Tire & Rubber	5,500	94,295
Toyobo	4,500	88,694

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Toyoda Gosei	3,800	$88,006
Toyota Boshoku	3,200	65,858
Toyota Motor	27,984	1,817,044
Toyota Motor ADR	1,489	194,121
Toyota Tsusho	5,500	185,870
TPR	1,300	37,045
Trancom	400	27,682
†Transcosmos	800	20,791
Trend Micro	800	47,177
Trusco Nakayama	1,000	24,717
TS Tech	2,500	99,663
Tsubakimoto Chain	6,000	49,049
Tsugami	5,000	64,366
Tsukishima Kikai	1,500	21,233
Tsukuba Bank	3,300	11,038
Tsukui	2,800	21,704
Tsumura & Co.	1,600	55,609
Tsuruha Holdings	200	28,785
Tsurumi Manufacturing	800	14,622
Tv Tokyo Holdings	700	18,816
UACJ	1,000	25,687
Ube Industries	4,900	143,582
UKC Holdings	1,200	24,777
Ulvac	1,600	90,518
Unicharm	1,500	43,265
†Uniden Holdings	8,000	20,342
Unipres	1,800	40,880
UNITED	700	28,178
United Arrows	700	26,542
United Super Markets Holdings	1,800	19,313
†Unitika	2,500	15,572
Universal Entertainment	900	41,576
Unizo Holdings	1,300	31,991
†U-Shin	2,200	15,818
Ushio	4,200	56,393
USS	1,100	22,514
†UT Group	900	29,370
V Technology	100	29,021
Valor Holdings	1,500	40,962
†Vector	800	18,543
Vital KSK Holdings	1,900	18,831
Voyage Group	1,100	13,833
VT Holdings	3,300	17,112
Wacoal Holdings	2,700	78,356
Wakachiku Construction	1,500	23,396
Wakita & Co.	3,100	34,351
Warabeya Nichiyo Holdings	500	12,451
Watahan & Co.	500	19,128
WATAMI	1,800	23,571
Weathernews	700	22,427
Welcia Holdings	800	36,027
West Holdings	300	1,837

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
West Japan Railway	800	$56,717
Wowow	500	15,980
Xebio Holdings	2,000	39,641
Yagi & Co.	500	11,773
Yahagi Construction	1,500	11,254
Yahoo Japan	9,000	42,128
Yakult Honsha	300	22,488
Yakuodo	400	15,136
YAMABIKO	1,600	21,040
Yamada Denki	9,100	55,298
Yamagata Bank	1,200	27,168
Yamaguchi Financial Group	7,000	86,624
Yamaha	800	35,140
Yamaha Motor	3,300	98,182
Yamaichi Electronics	1,500	25,935
Yamanashi Chuo Bank	6,000	24,890
Yamashin-Filter	1,700	21,928
Yamatane	900	15,807
Yamato Holdings	4,500	113,113
Yamazaki Baking	6,900	144,558
Yamazen	2,400	24,919
Yaoko	1,000	53,774
Yaskawa Electric	5,000	226,778
Yellow Hat	500	14,889
Yokogawa Bridge Holdings	900	19,358
Yokogawa Electric	4,600	93,266
Yokohama Reito	1,200	11,805
Yokohama Rubber	5,900	136,740
Yokowo	1,800	33,474
Yomiuri Land	300	12,904
Yondoshi Holdings	500	12,932
Yorozu	1,000	16,599
Yoshinoya Holdings	2,200	44,283
Yuasa Trading	300	9,863
Yume No Machi Souzou Iinkai	600	12,662
Yumeshin Holdings	2,500	27,911
Yurtec	1,000	7,987
Yushiro Chemical Industry	1,300	21,362
Zenkoku Hosho	900	39,549
Zenrin	900	18,951
Zensho Holdings	2,800	64,043
Zeon	7,500	108,962
Zojirushi	1,100	16,212

		69,731,482

Netherlands–2.75%
Aalberts Industries	4,968	253,171
ABN AMRO Group CVA	6,351	191,504
Accell Group	637	13,877
Aegon	30,957	208,861
Aegon (New York Shares)	1,600	10,832
Akzo Nobel	5,232	494,335

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
†Altice Class A	2,117	$17,496
AMG Advanced Metallurgical Group	1,768	79,070
Amsterdam Commodities	1,224	32,084
APERAM	1,419	67,949
Arcadis	2,751	54,148
†ArcelorMittal (New York Shares)	13,033	414,580
ASM International	1,280	93,598
ASML Holding	598	118,580
ASML Holding (New York Shares)	1,310	260,114
ASR Nederland	2,664	113,908
†Basic-Fit	959	27,772
BE Semiconductor Industries	2,089	214,290
Beter Bed Holding	484	5,552
BinckBank	3,253	18,598
Boskalis Westminster	2,382	69,817
Brunel International	605	11,100
Coca-Cola European Partners	3,451	143,609
Corbion	3,049	92,498
ForFarmers	937	13,078
†Fugro CVA	1,289	17,046
Gemalto	1,791	109,415
GrandVision	498	11,354
†Heijmans CVA	1,585	18,324
Heineken	1,642	176,604
Hunter Douglas	186	14,821
IMCD Group	759	46,684
ING Groep	30,909	521,596
ING Groep ADR	6,300	106,659
Intertrust	1,611	33,391
KAS Bank CVA	673	8,647
Kendrion	817	33,423
Koninklijke Ahold Delhaize	26,515	628,297
Koninklijke BAM Groep	7,191	33,563
Koninklijke DSM	2,515	249,983
Koninklijke KPN	103,811	312,159
Koninklijke Philips	3,346	128,125
Koninklijke Philips (New York Shares)	7,142	273,610
Koninklijke Vopak	3,554	174,501
Nederland Apparatenfabriek	289	18,235
NN Group	4,841	215,086
†OCI	650	15,040
Ordina	8,314	18,270
Philips Lighting	3,905	146,817
PostNL	11,797	44,206
Randstad Holding	3,815	251,256
RELX	3,294	68,281
RELX ADR	1,230	25,572
SBM Offshore	6,480	103,907
Sligro Food Group	739	40,528
TKH Group CVA	1,871	119,921
†TomTom	3,948	36,428
Unilever (New York Shares)	4,013	226,293

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
Unilever CVA	2,188	$123,503
†Van Lanschot Kempen CVA	475	15,090
Wessanen	2,505	50,201
Wolters Kluwer	3,500	186,147

		7,623,404

New Zealand–0.45%
†a2 Milk	13,678	123,686
Air New Zealand	28,710	67,273
Auckland International Airport	8,728	38,730
Chorus	14,273	41,368
Contact Energy	9,731	37,108
EBOS Group	4,086	53,119
Fisher & Paykel Healthcare	6,224	59,623
Fletcher Building	10,370	45,469
Fonterra Co-Operative Group	1,748	7,477
Freightways	6,324	34,716
Genesis Energy	17,212	29,621
Gentrack Group Loan	2,880	13,820
Heartland Bank	26,762	34,040
Infratil	17,897	40,240
Kathmandu Holdings	7,375	12,934
Mainfreight	2,869	51,138
Mercury	3,950	9,236
Metlifecare	6,446	27,296
New Zealand Refining	7,205	11,931
NZX	14,218	10,995
Port of Tauranga	7,990	27,709
Restaurant Brands New Zealand	5,516	28,627
Ryman Healthcare	3,216	24,748
Scales	3,563	11,657
Skellerup Holdings	11,414	15,053
SKY Network Television	9,600	15,986
SKYCITY Entertainment Group	20,896	59,082
Spark New Zealand	22,300	54,110
Summerset Group Holdings	11,663	58,654
†Synlait Milk	4,693	28,536
Tourism Holdings	5,008	22,125
Trade Me Group	12,535	40,240
Vector	4,460	10,183
Vista Group International	7,747	16,012
Warehouse Group	6,110	8,900
Z Energy	13,259	67,284

		1,238,726

Norway–0.93%
ABG Sundal Collier Holding	35,090	28,470
AF Gruppen	854	13,891
†Akastor	6,130	12,003
Aker Class A	1,440	81,468
Aker BP	5,231	141,812
†Aker Solutions	6,553	34,981

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
†American Shipping	4,751	$14,261
Atea	3,763	61,086
Austevoll Seafood	4,213	42,397
Bakkafrost	1,563	85,640
Bonheur	1,160	13,614
Borregaard	3,905	37,017
†BW LPG	3,677	17,120
†BW Offshore	4,884	26,803
DNB	8,208	161,675
†DNO	17,098	27,125
Ekornes	768	10,777
Entra	2,612	35,657
†Fred Olsen Energy	1,724	2,583
Frontline	2,974	13,753
Gjensidige Forsikring	1,459	26,834
Grieg Seafood	3,963	36,732
†Hexagon Composites	3,465	9,964
†Kongsberg Automotive	21,255	24,132
†Kvaerner	15,716	26,078
Leroy Seafood Group	8,966	55,673
Marine Harvest	4,383	88,596
†Nordic Semiconductor	2,947	17,744
Norsk Hydro	14,154	83,957
†Norwegian Air Shuttle	1,047	22,626
†Norwegian Finans Holding	3,706	41,858
Ocean Yield	2,180	18,397
†Odfjell Drilling	3,992	16,328
Orkla	3,459	37,278
†Otello	2,227	5,233
†Petroleum Geo-Services	12,921	40,216
†Prosafe	521	785
Protector Forsikring	1,286	14,002
†REC Silicon	113,969	21,822
Salmar	1,165	47,970
Sbanken	1,817	17,060
Scatec Solar	4,506	26,466
Schibsted Class A	331	9,325
Schibsted Class B	714	18,275
SpareBank 1 SR-Bank	6,852	75,316
Statoil	13,688	323,967
Statoil ADR	700	16,555
Stolt-Nielsen	777	9,562
Storebrand	5,899	48,511
Subsea 7	8,934	114,995
Telenor	4,102	93,284
TGS NOPEC Geophysical	5,590	137,138
Tomra Systems	1,480	31,244
Veidekke	2,863	32,031
Wilh Wilhelmsen Holding Class A	394	11,611
XXL	2,669	27,524

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
Yara International	1,962	$83,836

		2,575,058

Portugal–0.28%
Altri	3,521	23,471
†Banco Comercial Portugues Class R	422,999	141,840
CTT-Correios de Portugal	4,552	17,516
EDP - Energias de Portugal	17,334	65,862
EDP Renovaveis	5,042	49,383
Galp Energia	7,878	148,569
Jeronimo Martins	3,619	65,825
Mota-Engil	7,497	30,143
Navigator	7,772	45,789
NOS	11,521	67,903
REN - Redes Energeticas Nacionais	9,525	29,312
Semapa-Sociedade de Investimento e Gestao	1,921	43,813
Sonae	27,791	37,507
Sonae Capital	12,026	13,732

		780,665

Singapore–1.18%
Accordia Golf Trust	23,400	11,511
†Banyan Tree Holdings	48,800	21,480
Best World International	23,900	33,796
Boustead Singapore	12,700	7,910
Bukit Sembawang Estates	7,800	36,473
CapitaLand	49,100	134,460
China Aviation Oil Singapore	9,000	10,834
Chip Eng Seng	20,900	15,779
CITIC Envirotech	63,600	34,527
City Developments	8,300	82,703
ComfortDelGro	53,100	83,357
CSE Global	25,500	7,819
Dairy Farm International Holdings	3,100	24,645
DBS Group Holdings	3,800	80,265
Delfi	3,900	4,373
†Ezion Holdings	44,590	2,345
First Resources	41,400	53,205
Frasers Property	17,500	26,739
Frencken Group	21,400	10,130
Genting Singapore	56,600	46,945
Geo Energy Resources	109,100	18,862
GL	20,900	12,457
Golden Agri-Resources	319,800	85,732
Great Eastern Holdings	700	15,847
GuocoLand	13,100	20,844
†Halcyon Agri	27,812	12,561
Ho Bee Land	7,100	13,690
Hong Fok	19,800	11,964
Hong Leong Finance	10,000	20,563
Hongkong Land Holdings	4,500	31,091

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Hutchison Port Holdings Trust	283,800	$84,077
Hyflux	16,000	3,428
†=Hyfluxshop Holdings	1,600	366
Indofood Agri Resources	26,500	6,604
Japfa	38,000	13,247
Jardine Cycle & Carriage	1,488	39,308
Keppel	24,600	147,089
Keppel Infrastructure Trust	64,700	26,464
M1	8,600	11,413
†=Midas Holdings	143,100	20,955
Olam International	27,800	49,812
OUE	20,900	29,101
Oversea-Chinese Banking	21,488	211,678
Oxley Holdings	92,184	34,681
QAF	12,400	9,564
Raffles Medical Group	41,400	36,442
RHT Health Trust	23,800	14,703
Riverstone Holdings	20,800	16,340
SATS	13,300	52,265
Sembcorp Industries	60,900	145,641
Sembcorp Marine	12,700	22,050
Sheng Siong Group	17,900	12,719
SIIC Environment Holdings	68,260	24,274
Sinarmas Land	50,600	14,363
Singapore Airlines	19,400	161,207
Singapore Exchange	8,800	49,680
Singapore Post	44,900	47,067
Singapore Technologies Engineering	20,700	56,944
Singapore Telecommunications	36,300	93,752
StarHub	17,800	31,333
Sunningdale Tech	8,300	12,024
Tuan Sing Holdings	49,700	16,392
UMS Holdings	27,625	24,982
United Engineers	16,300	32,491
United Industrial	4,400	10,906
United Overseas Bank	15,362	323,251
UOB-Kay Hian Holdings	6,400	6,785
UOL Group	7,800	51,142
Valuetronics Holdings	30,910	25,643
Venture	10,300	222,757
Wheelock Properties Singapore	8,400	11,504
Wilmar International	26,600	64,852
Wing Tai Holdings	19,300	30,600

		3,272,803

Spain–2.62%
Abertis Infraestructuras	3,699	82,924
Acciona	1,623	123,393
Acerinox	7,231	101,143
ACS Actividades de Construccion y Servicios	6,140	239,555
Aena	166	33,473

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Almirall	977	$11,551
Amadeus IT Group	4,461	330,128
Applus Services	6,678	87,066
Atresmedia Corp. de Medios de Comunicacion	2,420	23,087
Banco Bilbao Vizcaya Argentaria	67,466	534,302
Banco de Sabadell	140,207	286,784
Banco Santander	152,519	998,295
Banco Santander ADR	26,233	171,826
Bankia	20,778	93,209
Bankinter	4,644	47,812
Bolsas y Mercados Espanoles SHMSF	2,185	73,968
CaixaBank	56,478	269,268
Cellnex Telecom	4,851	129,686
Cia de Distribucion Integral Logista Holdings	822	17,426
CIE Automotive	2,662	95,112
Construcciones y Auxiliar de Ferrocarriles	400	20,704
Distribuidora Internacional de Alimentacion	18,760	79,738
Ebro Foods	1,418	36,076
Elecnor	1,813	30,339
Enagas	10,868	297,618
Ence Energia y Celulosa	6,020	45,440
Endesa	3,243	71,444
Ercros	5,966	31,308
Euskaltel	2,613	21,822
Faes Farma	5,380	19,688
Ferrovial	4,422	92,454
Fluidra	1,740	29,598
Gas Natural SDG	8,813	210,349
Grifols	1,754	49,727
Grupo Catalana Occidente	1,101	47,977
Iberdrola	65,341	480,478
†Indra Sistemas	4,449	61,598
Industria de Diseno Textil	3,141	98,749
†Liberbank	64,946	35,568
Mapfre	51,213	170,385
Mediaset Espana Comunicacion	6,833	69,605
Melia Hotels International	1,845	26,118
Miquel y Costas & Miquel	539	23,442
NH Hotel Group	7,418	58,366
†Obrascon Huarte Lain	5,166	22,105
Papeles y Cartones de Europa	2,516	43,940
†Promotora de Informaciones Class A	18,591	38,950
Prosegur Cia de Seguridad	8,874	68,252
†Realia Business	9,268	12,430
Red Electrica	6,206	128,107
Repsol	24,623	437,690
Sacyr	16,088	43,044
Saeta Yield	1,564	23,461

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Siemens Gamesa Renewable Energy	2,265	$36,405
†Solaria Energia y Medio Ambiente	4,205	22,249
Talgo	2,704	17,503
Tecnicas Reunidas	621	18,360
Telefonica	9,697	96,067
Telefonica ADR	19,864	196,058
†Telepizza Group	2,659	17,504
†Tubacex	611	2,531
Vidrala	512	57,673
Viscofan	1,301	89,841
Zardoya Otis	4,568	46,027

		7,276,796

Sweden–2.67%
AAK	879	77,827
†AcadeMedia	3,239	21,165
Acando	5,705	20,306
AddTech Class B	1,169	23,591
AF	2,647	57,928
Ahlsell	7,497	47,283
Alfa Laval	3,498	82,896
Alimak Group	710	10,799
†Arjo Class B	3,387	9,899
Assa Abloy Class B	2,405	52,129
Atlas Copco Class A	2,815	122,261
Atlas Copco Class B	1,908	74,499
Atrium Ljungberg Class B	1,277	18,839
Attendo	1,311	12,349
Avanza Bank Holding	949	50,185
Axfood	2,174	37,214
Beijer Alma Class B	1,082	30,908
Beijer Ref	567	23,573
Bergman & Beving Class B	1,030	10,448
†Betsson	5,316	40,262
Bilia Class A	5,432	48,294
BillerudKorsnas	6,702	103,928
BioGaia Class B	302	15,250
Boliden	5,797	203,987
Bonava Class B	4,821	66,222
Bravida Holding	6,158	44,095
Bufab	1,312	16,998
Bulten	815	10,977
Byggmax Group	2,929	14,567
Capio	5,127	26,009
Castellum	3,437	56,292
Catena	661	13,046
Clas Ohlson Class B	1,932	20,953
Cloetta Class B	9,063	34,649
Com Hem Holding	5,928	96,265
Concentric	2,269	40,061
Coor Service Management Holding	2,653	21,256
Dios Fastigheter	2,766	18,712

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Dometic Group	1,178	$10,792
Duni	1,284	17,777
Eastnine	1,862	19,535
Electrolux Class B	3,363	106,202
Elekta Class B	4,571	48,936
†Enea	1,982	18,242
†Essity Class B	2,151	59,611
Fabege	2,033	44,136
†Fastighets Balder Class B	1,822	45,853
Fenix Outdoor International	79	9,823
†Fingerprint Cards Class B	5,400	5,215
Getinge Class B	5,766	65,661
Granges	3,722	43,788
Gunnebo	3,239	12,074
†Haldex	1,307	13,368
Hemfosa Fastigheter	3,832	46,551
Hennes & Mauritz Class B	4,565	68,197
Hexagon Class B	1,095	65,359
Hexpol	6,700	62,283
Holmen Class B	1,798	97,799
Hufvudstaden Class A	1,839	27,366
Husqvarna Class A	357	3,444
Husqvarna Class B	10,966	106,012
ICA Gruppen	1,796	63,674
Indutrade	2,575	66,624
Intrum Justitia	2,057	58,493
Inwido	2,366	21,180
ITAB Shop Concept Class B	1,500	6,485
JM	2,391	54,420
KappAhl	3,150	9,658
Karo Pharma	4,527	17,934
Kindred Group SDR	7,464	102,403
Klovern Class B	25,228	31,349
KNOW IT	1,633	32,987
Kungsleden	3,733	24,988
Lagercrantz Group Class B	1,482	14,846
Lifco Class B	441	17,000
Lindab International	2,706	20,486
Loomis Class B	4,139	149,422
†Lundin Petroleum	1,834	46,332
Mekonomen	1,414	24,190
Millicom International Cellular SDR	1,544	105,663
Modern Times Group Class B	2,012	81,814
†Momentum Group Class B	1,030	12,336
Mycronic	2,215	28,436
NCC Class B	4,663	88,900
†NetEnt	3,048	15,386
New Wave Group Class B	1,826	11,875
Nibe Industrier Class B	3,204	30,429
Nobia	5,249	47,380
Nobina	7,263	46,971
Nolato Class B	1,916	140,312

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Nordea Bank	26,296	$281,366
NP3 Fastigheter	1,486	10,536
Oriflame Holding	1,332	64,073
Peab	6,554	59,172
Platzer Fastigheter Holding Class B	1,642	10,301
Pricer Class B	11,019	11,139
Proact IT Group	780	13,610
Ratos Class B	10,369	40,638
†RaySearch Laboratories	882	13,023
Recipharm Class B	2,350	26,942
Resurs Holding Class A	3,017	21,371
Saab Class B	1,001	45,404
Sagax Class B	1,345	16,044
Sandvik	9,776	179,108
†SAS	6,329	15,037
Scandi Standard	2,058	14,148
Scandic Hotels Group	1,891	18,139
†Sectra Class B	568	11,722
Securitas Class B	3,606	61,398
Skandinaviska Enskilda Banken Class A	12,001	126,086
Skanska Class B	2,396	49,125
SKF Class A	693	14,223
SKF Class B	9,224	188,973
SkiStar	1,095	22,003
†SSAB Class A	8,512	48,183
†SSAB Class B	14,970	69,341
†SSAB (Helsinki Stock Exchange) Class B	7,881	36,162
Svenska Cellulosa Class A	1,121	11,906
Svenska Cellulosa Class B	17,336	185,263
Svenska Handelsbanken Class A	12,740	159,465
Sweco Class B	1,012	20,966
Swedbank Class A	7,217	162,168
Swedish Match	1,220	55,288
†Swedish Orphan Biovitrum	1,348	24,137
Systemair	645	8,357
Tele2 Class B	8,282	99,735
Telefonaktiebolaget LM Ericsson Class B	28,194	179,538
Telia	62,638	295,134
Thule Group	3,579	77,695
Trelleborg Class B	2,976	74,990
Victoria Park Class B	9,142	34,815
Vitrolife	404	28,689
Volvo Class A	4,893	89,651
Volvo Class B	15,832	289,795
Wallenstam Class B	6,110	55,623
Wihlborgs Fastigheter	1,310	30,401

		7,396,802

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland–5.66%
ABB	24,763	$588,820
Adecco Group	3,983	283,709
†Allreal Holding	642	105,658
†Alpiq Holding	237	18,571
†ALSO Holding	352	46,443
†ams	809	84,953
APG SGA	54	22,792
†Arbonia	2,175	39,875
†Aryzta	4,433	98,734
Ascom Holding	1,103	23,480
Autoneum Holding	166	45,221
Bachem Holding Class B	172	22,633
Baloise Holding	1,283	196,278
Bank Cler Class B	246	11,063
Banque Cantonale de Geneve	72	13,067
Banque Cantonale Vaudoise	142	114,941
Barry Callebaut	62	121,257
Belimo Holding Class R	16	64,783
Bell Food Group	30	11,572
†Bellevue Group	933	22,649
Berner Kantonalbank	178	33,239
BKW	572	38,050
Bobst Group	566	62,779
Bossard Holding Class A	279	57,334
Bucher Industries	320	133,715
Burckhardt Compression Holding	114	36,401
Burkhalter Holding	128	15,020
†Calida Holding	290	11,077
Carlo Gavazzi Holding	46	15,502
†Cembra Money Bank	1,456	129,406
†Cham Group	36	16,381
Chocoladefabriken Lindt & Spruengli Class R	1	72,792
†Cicor Technologies	245	15,389
Cie Financiere Richemont	4,084	366,996
Cie Financiere Tradition	102	11,096
†Clariant	10,371	248,105
Coltene Holding	149	14,214
Conzzeta	56	66,938
†Credit Suisse Group	23,792	399,587
Credit Suisse Group ADR	583	9,789
Daetwyler Holding Class B	454	86,837
DKSH Holding	919	74,732
†dormakaba Holding Class B	101	79,093
†Dufry	1,140	149,739
†EFG International	4,332	34,746
†Emmi	112	91,915
EMS-Chemie Holding	85	53,772
†Feintool International Holding	85	9,958
Flughafen Zurich	1,195	263,927
Forbo Holding	38	53,285
†GAM Holding	8,215	138,327

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Geberit	234	$103,480
Georg Fischer	246	329,363
Givaudan	68	155,131
†Gurit Holding Class B	24	19,561
Helvetia Holding	288	171,688
†HOCHDORF Holding	78	23,189
Huber + Suhner	499	28,343
†Idorsia	511	12,293
Implenia	727	57,681
†Inficon Holding	61	37,558
Interroll Holding Class R	40	62,814
Intershop Holding	66	34,657
†Julius Baer Group	3,810	234,473
Jungfraubahn Holding	207	31,396
†Kardex	391	53,028
Komax Holding Class R	113	32,665
†Kudelski Class B	1,531	16,046
Kuehne + Nagel International Class R	470	74,027
†LafargeHolcim	3,839	210,357
LEM Holding	12	19,968
Liechtensteinische Landesbank	592	33,563
Logitech International Class R	1,164	42,725
Logitech International (New York Shares) Class R	2,260	83,010
†Lonza Group	1,004	236,782
Luzerner Kantonalbank	153	82,582
Metall Zug	7	24,127
Mobilezone Holding	775	9,964
†Mobimo Holding	319	84,472
Nestle	18,404	1,454,680
Novartis	16,912	1,367,857
Novartis ADR	161	13,017
†OC Oerlikon	7,769	137,321
†Orascom Development Holding	824	13,233
Orior	228	18,817
Panalpina Welttransport Holding	333	42,074
Partners Group Holding	200	148,825
Phoenix Mecano Class B	34	23,541
Plazza Class A	48	11,246
PSP Swiss Property	1,238	120,805
†Rieter Holding	188	36,840
Roche Holding	2,891	663,187
Roche Holding (Swiss Exchange)	103	23,928
Romande Energie Holding	5	6,302
†Schaffner Holding Class R	33	10,110
Schindler Holding	107	22,417
†Schmolz + Bickenbach	14,538	11,302
Schweiter Technologies Class B	51	60,694
†SFS Group	694	81,744
SGS	42	103,317
†Siegfried Holding	157	52,887
Sika	45	352,987

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Sonova Holding	1,065	$169,317
St Galler Kantonalbank	127	70,310
Straumann Holding Class R	176	111,046
Sulzer	744	97,934
†Sunrise Communications Group	1,919	160,994
Swatch Group	547	241,361
Swatch Group (Swiss Exchange)	970	81,346
†Swiss Life Holding	514	183,173
Swiss Re	2,741	279,765
Swisscom	546	270,873
Swissquote Group Holding	434	26,374
Tamedia	63	8,831
Tecan Group Class R	339	71,794
†Temenos Group	1,242	148,927
†u-blox Holding	330	59,456
†UBS Group	22,859	402,751
†UBS Group (New York Shares)	13,676	241,518
Valiant Holding	726	86,023
Valora Holding	132	45,142
†VAT Group	224	37,719
Vaudoise Assurances Holding	46	24,732
Vetropack Holding Class B	7	13,692
Vifor Pharma	1,464	225,752
Vontobel Holding Class R	1,301	80,657
VP Bank	120	18,635
VZ Holding	61	16,526
†Ypsomed Holding	126	19,284
Zehnder Group	646	29,845
†Zug Estates Holding Class B	9	16,241
Zuger Kantonalbank Class B	3	18,075
Zurich Insurance Group	1,870	616,843

		15,683,650

United Kingdom–15.19%
4imprint Group	461	10,187
888 Holdings	9,831	37,216
AA	9,619	10,864
Acacia Mining	5,399	10,824
Admiral Group	3,375	87,353
AG Barr	4,957	45,692
Aggreko	12,028	123,937
Anglo American	38,283	891,790
Anglo-Eastern Plantations	1,229	13,277
Antofagasta	9,355	120,949
Arrow Global Group	10,826	53,473
Ashmore Group	11,961	64,044
Ashtead Group	10,501	286,328
Associated British Foods	3,646	127,470
AstraZeneca ADR	12,150	424,885
Auto Trader Group	27,576	135,548
AVEVA Group	2,625	70,401
Aviva	67,665	472,240

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Avon Rubber	818	$14,575
B&M European Value Retail	28,509	156,494
Babcock International Group	13,229	124,176
BAE Systems	19,577	160,173
Balfour Beatty	8,427	31,672
Barclays	60,163	175,803
Barclays ADR	21,326	252,073
Barratt Developments	23,687	176,262
BBA Aviation	30,369	136,741
Beazley	16,454	132,114
Bellway	11,002	470,831
Berkeley Group Holdings	4,039	214,711
BGEO Group	1,523	76,003
BHP Billiton	8,188	161,821
BHP Billiton ADR	9,149	363,490
Bodycote	10,306	129,654
Bovis Homes Group	4,432	70,812
BP	71,428	481,789
BP ADR	39,089	1,584,668
Brewin Dolphin Holdings	13,870	67,205
British American Tobacco	14,352	829,644
British American Tobacco ADR	3,000	173,070
Britvic	10,152	97,253
BT Group	36,509	116,530
BT Group ADR	2,800	45,248
†BTG	3,088	29,317
Bunzl	1,748	51,402
Burberry Group	5,077	121,018
Cambian Group	4,430	11,320
Capita	13,958	28,209
Capital & Counties Properties	25,463	97,248
Card Factory	18,485	49,042
Carillion	16,572	3,670
Carnival	801	51,555
Carnival ADR	548	35,894
Centamin	43,833	95,038
Centrica	46,016	91,805
Chemring Group	10,580	29,687
Chesnara	3,029	16,574
Cineworld Group	39,000	129,261
Clarkson	574	24,317
Close Brothers Group	6,764	136,414
CLS Holdings	3,724	12,304
CMC Markets	4,878	11,580
†Cobham	104,672	180,372
†Coca-Cola HBC	4,056	150,099
Communisis	16,118	14,292
Compass Group	7,637	155,940
Computacenter	3,668	59,247
Connect Group	11,057	8,702
Consort Medical	2,364	37,287
Costain Group	5,650	36,821

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Countryside Properties	2,308	$10,161
†Countrywide	2,878	4,264
Cranswick	2,387	95,315
Crest Nicholson Holdings	14,166	90,320
Croda International	1,416	90,966
CYBG	17,148	70,850
Daily Mail & General Trust Class A	3,176	28,761
Dairy Crest Group	10,235	73,522
DCC	2,536	233,660
De La Rue	3,905	27,887
Debenhams	32,597	9,576
Devro	10,377	28,535
DFS Furniture	4,052	10,472
Diageo	3,922	132,641
Diageo ADR	1,351	182,952
Dignity	883	10,834
Diploma	6,688	107,063
Direct Line Insurance Group	25,748	137,868
DiscoverIE Group	3,315	19,301
Dixons Carphone	42,124	110,150
Domino’s Pizza Group	13,727	63,712
Drax Group	18,143	70,057
DS Smith	71,337	471,402
Dunelm Group	1,645	12,171
easyJet	4,436	99,996
†EI Group	30,183	48,760
Electrocomponents	14,048	118,326
Elementis	15,959	66,197
†EnQuest	56,768	23,144
Entertainment One	18,104	71,656
Essentra	7,451	44,313
esure Group	16,021	48,786
Euromoney Institutional Investor	1,876	32,297
Evraz	13,963	85,146
Experian	3,923	84,841
FDM Group Holdings	2,676	38,295
Fenner	4,323	36,937
Ferguson	1,855	139,514
Ferrexpo	18,027	61,949
Fidessa Group	2,138	110,128
†Firstgroup	39,397	45,386
Foxtons Group	7,206	8,219
Fresnillo	2,052	36,640
Fuller Smith & Turner	1,225	16,465
G4S	42,078	146,449
Galliford Try	4,209	49,462
GAME Digital	3,172	1,273
Games Workshop Group	1,148	37,207
†Gem Diamonds	5,209	6,577
Genus	864	28,244
GKN	38,500	249,551
GlaxoSmithKline	10,422	202,406

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
GlaxoSmithKline ADR	7,200	$281,304
†Glencore	80,395	399,501
Go-Ahead Group	3,257	80,243
Gocompare.Com Group	9,338	14,673
Grafton Group	6,451	69,648
Greencore Group	13,999	26,034
Greene King	13,189	87,236
Greggs	5,260	90,783
†Gulf Keystone Petroleum	17,982	32,797
GVC Holdings	7,183	92,815
Halfords Group	9,120	41,706
Halma	12,799	211,865
Hargreaves Lansdown	6,159	141,371
Hastings Group Holdings	10,908	40,035
Hays	66,687	176,415
Headlam Group	2,792	17,431
Helical	5,644	25,577
Henry Boot	32	132
Hikma Pharmaceuticals	4,876	82,925
Hill & Smith Holdings	3,760	70,213
Hilton Food Group	2,628	30,603
Hiscox	8,934	182,280
Hochschild Mining	10,048	28,130
HomeServe	20,430	211,915
Howden Joinery Group	28,356	183,545
HSBC Holdings	11,680	109,684
HSBC Holdings ADR	34,957	1,666,400
†Hunting	6,303	59,440
Huntsworth	11,191	14,916
Ibstock	28,769	113,788
IMI	9,057	137,387
Imperial Brands	3,807	129,626
Inchcape	19,753	191,512
†Indivior	20,571	117,591
Informa	5,386	54,270
Inmarsat	21,606	109,858
InterContinental Hotels Group ADR	1,334	81,654
International Consolidated Airlines Group (London Stock Exchange)	7,151	61,723
†Interserve	4,306	4,872
Intertek Group	3,526	230,806
Investec	17,256	133,360
ITE Group	10,902	23,892
ITV	23,892	48,364
IWG	26,664	85,445
J D Wetherspoon	4,566	73,035
J Sainsbury	36,802	123,452
†Jackpotjoy	1,380	15,721
James Fisher & Sons	2,703	59,657
Jardine Lloyd Thompson Group	4,141	74,482
JD Sports Fashion	17,971	84,761
John Laing Group	13,051	49,329

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
John Menzies	3,548	$31,301
John Wood Group	21,559	163,819
Johnson Matthey	5,004	213,477
Jupiter Fund Management	21,385	141,772
†Just Eat	2,120	20,760
Just Group	23,048	44,042
†KAZ Minerals	17,192	207,388
KCOM Group	29,984	38,744
Keller Group	3,940	48,164
Kier Group	3,172	41,651
Kingfisher	41,166	168,875
=Ladbrokes Coral Group	28,381	65,301
Laird	18,515	52,005
†Lamprell	12,474	12,808
Lancashire Holdings	4,719	38,400
†Laura Ashley Holdings	18,438	1,035
Legal & General Group	75,773	274,545
†Liberty Global Class A	1,294	40,515
†Liberty Global Class C	3,168	96,402
Lloyds Banking Group	530,500	482,557
Lloyds Banking Group ADR	51,026	189,817
London Stock Exchange Group	4,089	236,764
†Lonmin	4,567	3,745
Lookers	14,659	18,048
LSL Property Services	3,879	12,220
Man Group	38,684	93,282
Marks & Spencer Group	64,693	245,733
Marshalls	12,585	73,841
Marston’s	28,930	41,015
†McBride	15,062	33,431
McCarthy & Stone	17,569	35,618
McColl’s Retail Group	81	258
Mears Group	4,643	21,627
Mediclinic International	5,443	45,923
Meggitt	38,283	232,245
Melrose Industries	51,168	165,789
Merlin Entertainments	12,367	60,135
Micro Focus International	4,812	67,193
Millennium & Co.pthorne Hotels	5,194	39,132
Mitchells & Butlers	9,179	32,182
Mitie Group	10,021	22,337
MJ Gleeson	2,085	21,296
Mondi	5,636	151,485
Moneysupermarket.com Group	19,758	79,529
Morgan Advanced Materials	15,110	67,499
Morgan Sindall Group	854	14,019
†Mothercare	4,436	1,064
N Brown Group	4,375	10,834
National Express Group	23,586	127,871
National Grid	5,385	60,616
National Grid ADR	586	33,068
NCC Group	2,225	5,887

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
NEX Group	16,302	$224,797
Next	1,816	121,398
Norcros	5,059	13,450
Northgate	5,722	27,085
†Ocado Group	19,406	144,861
Old Mutual	128,946	433,890
On The Beach Group	140	1,051
OneSavings Bank	10,637	55,792
†Ophir Energy	21,800	16,088
Oxford Instruments	1,589	16,520
Pagegroup	15,295	115,261
PayPoint	2,476	27,721
Pearson	12,374	130,458
Pearson ADR	6,249	65,802
Pendragon	38,325	12,475
Pennon Group	11,458	103,588
Persimmon	14,510	514,992
†Petra Diamonds	33,481	30,912
Petrofac	15,055	107,390
†Petropavlovsk	107,235	10,712
Pets at Home Group	15,776	37,406
Phoenix Group Holdings	17,007	181,992
Photo-Me International	13,399	30,943
Playtech	14,137	145,397
Polypipe Group	9,916	48,471
†Premier Foods	42,105	22,330
†Premier Oil	32,723	31,942
Provident Financial	3,250	31,110
Prudential	2,005	50,102
Prudential ADR	2,623	134,114
PZ Cussons	5,431	17,419
QinetiQ Group	30,004	86,938
Randgold Resources	575	47,769
Rank Group	8,180	23,717
Reckitt Benckiser Group	2,191	184,937
Redrow	11,543	96,451
RELX	2,920	59,982
RELX ADR	3,200	66,848
Renewi	30,109	31,682
Renishaw	1,075	67,983
Rentokil Initial	33,628	128,156
†Rhi Magnesita	479	29,260
Ricardo	2,769	35,586
Rightmove	2,479	151,328
Rio Tinto (London Stock Exchange)	2,407	122,141
Rio Tinto ADR	12,323	635,004
Robert Walters	3,321	31,684
†Rolls-Royce Holdings	32,336	395,344
Rotork	38,977	155,785
†Royal Bank of Scotland Group	3,032	11,030
†Royal Bank of Scotland Group ADR	16,501	122,107
Royal Dutch Shell Class A	11,586	366,564

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Royal Dutch Shell ADR Class A	12,624	$805,537
Royal Dutch Shell ADR Class B	16,270	1,066,173
Royal Mail	24,540	186,253
RPC Group	13,244	143,987
RPS Group	7,026	25,137
RSA Insurance Group	25,998	230,172
Saga	36,399	57,604
Sage Group	8,145	73,186
Savills	7,338	101,121
Schroders	1,634	73,315
Schroders Non-Voting Shares	590	18,911
Senior	18,448	77,994
Severfield	10,593	10,844
Severn Trent	3,829	99,127
Shire	3,842	191,216
SIG	19,607	37,310
Sky	5,378	97,945
Smith & Nephew	9,289	173,769
Smith & Nephew ADR	1,200	45,780
Smiths Group	10,203	217,032
Soco International	5,696	7,336
Softcat	2,083	20,011
Spectris	3,984	150,786
Speedy Hire	15,775	11,513
Spirax-Sarco Engineering	2,357	190,136
Spire Healthcare Group	13,580	40,031
Spirent Communications	15,901	25,745
†Sports Direct International	11,784	60,821
SSE	17,746	318,352
SSP Group	12,725	109,309
St Ives	1,227	1,489
St James’s Place	12,153	185,283
St Modwen Properties	9,660	52,604
Stagecoach Group	15,865	29,456
Standard Chartered	30,069	301,362
Standard Life Aberdeen	31,577	159,391
SThree	4,068	18,435
Stobart Group	4,084	12,657
Stock Spirits Group	4,714	16,435
Superdry	2,865	62,772
Synthomer	14,136	95,369
TalkTalk Telecom Group	15,903	25,920
Tate & Lyle	22,740	173,680
Taylor Wimpey	144,942	375,501
Ted Baker	1,250	43,844
Telecom Plus	3,921	67,515
Tesco	261,443	756,670
Thomas Cook Group	66,553	110,506
TP ICAP	14,738	92,528
Travis Perkins	10,038	174,040
Trifast	3,187	11,536
Trinity Mirror	20,389	22,742

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
TT Electronics	4,717	$13,170
TUI	8,315	178,304
†Tullow Oil	61,915	170,682
Tyman	3,720	15,553
U & I Group	6,068	16,620
UBM	4,433	58,355
Ultra Electronics Holdings	3,807	73,869
Unilever ADR	3,995	221,962
United Utilities Group	2,845	28,572
Urban & Civic	4,192	17,997
†Vectura Group	19,742	21,508
Vedanta Resources	3,697	36,738
Vesuvius	3,894	31,920
Victrex	4,154	149,772
Virgin Money Holdings	15,754	58,222
Vitec Group	1,016	17,566
Vodafone Group	413,104	1,130,265
Vodafone Group ADR	2,400	66,768
Vp	1,013	12,081
Weir Group	981	27,499
WH Smith	3,564	97,719
Whitbread	1,705	88,501
William Hill	29,234	135,546
Wincanton	4,471	13,737
Wm Morrison Supermarkets	64,013	192,063
WPP	5,790	92,013
WPP ADR	400	31,820
Xaar	886	4,180
XP Power	694	31,060
ZPG	7,625	35,945

		42,111,535

Total Common Stock (Cost $241,059,143)		272,489,545

ΔPREFERRED STOCK–0.62%
Germany–0.62%
Bayerische Motoren Werke 4.57%	999	93,745
Biotest 0.26%	765	24,944
Draegerwerk & Co. 0.25%	221	21,005
FUCHS PETROLUB 2.06%	1,450	78,713
Henkel & Co. 1.52%	455	59,811

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Germany (continued)
Jungheinrich 1.24%	2,795	$123,877
Porsche Automobil Holding 1.51%	2,619	218,316
Sartorius 0.40%	1,144	160,087
Schaeffler 3.96%	4,492	69,374
Sixt 2.67%	1,191	91,123
STO & Co. 2.89%	44	6,172
Villeroy & Boch 3.14%	830	19,084
Volkswagen 1.26%	3,820	761,379

Total Preferred Stock (Cost $1,490,776)		1,727,630

ΔRIGHTS–0.01%
France–0.00%
†Altran Technologies exercise price EUR 9.23, expiration date 4/10/18	7,047	11,794

		11,794

Italy–0.00%
†Anima Holding exercise price EUR 4.17, expiration date 4/12/18	6,515	2,485

		2,485

United Kingdom–0.01%
†Galliford Try exercise price GBP 5.68, expiration date 4/13/18	1,403	5,512
†Provident Financial exercise price GBP 3.15, expiration date 4/13/18	2,302	11,983

		17,495

Total Rights (Cost $38,091)		31,774

MONEY MARKET FUND–0.59%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	1,620,076	1,620,076

Total Money Market Fund (Cost $1,620,076)		1,620,076

TOTAL VALUE OF SECURITIES–99.52% (Cost $244,208,086)	275,869,025
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	1,321,729

NET ASSETS APPLICABLE TO 24,373,251 SHARES OUTSTANDING–100.00%	$277,190,754

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	JPY	5,574,502	USD	(52,406)	4/3/18	$(1)
BNYM	SGD	15,977	USD	(12,204)	4/2/18	(18)

Total Foreign Currency Exchange Contracts						$(19)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

JPY–Japanese Yen

SGD–Singapore Dollar

SDR–Special Drawing Right

USD–United States Dollar

See accompanying notes.

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1– inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2– other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3– inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Australia	$628,401	$15,930,933	$—	$16,559,334
Austria	149,734	1,669,194	—	1,818,928
Belgium	343,917	3,135,864	—	3,479,781
Canada	21,881,297	—	—	21,881,297
China	—	50,797	—	50,797
Denmark	328,469	4,501,353	—	4,829,822
Finland	181,577	5,009,373	—	5,190,950
France	842,276	20,511,737	—	21,354,013
Germany	298,851	19,178,732	—	19,477,583
Hong Kong	245,586	7,702,344	38,589	7,986,519
Ireland	1,192,275	598,662	—	1,790,937
Israel	241,460	1,656,284	—	1,897,744
Italy	192,452	8,288,467	—	8,480,919
Japan	676,133	68,998,066	57,283	69,731,482
Netherlands	1,747,288	5,876,116	—	7,623,404
New Zealand	74,867	1,163,859	—	1,238,726
Norway	257,210	2,317,848	—	2,575,058
Portugal	63,115	717,550	—	780,665
Singapore	76,031	3,175,451	21,321	3,272,803
Spain	428,157	6,848,639	—	7,276,796
Sweden	199,660	7,197,142	—	7,396,802
Switzerland	747,983	14,935,667	—	15,683,650
United Kingdom	11,169,235	30,876,999	65,301	42,111,535
Preferred Stock	31,116	1,696,514	—	1,727,630
Rights	17,495	14,279	—	31,774
Money Market Fund	1,620,076	—	—	1,620,076

Total Investments	$43,634,661	$232,051,870	$182,494	$275,869,025

Derivatives:

Liabilities:
Foreign Currency Exchange Contracts	$—	$(19)	$—	$(19)

As a result of international fair value pricing at March 31, 2018, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.73%
Aerospace & Defense–3.13%
AAR	6,489	$286,230
†Aerojet Rocketdyne Holdings	9,478	265,100
†Aerovironment	2,215	100,805
Arconic	22,906	527,754
†Astronics	2,505	93,437
†Astronics Class B	806	29,806
†Axon Enterprise	1,811	71,190
Boeing	29,373	9,630,819
BWX Technologies	11,734	745,461
Cubic	3,873	246,323
Curtiss-Wright	6,659	899,431
†Ducommun	1,600	48,608
†Engility Holdings	376	9,174
†Esterline Technologies	4,509	329,833
General Dynamics	12,570	2,776,713
Harris	7,795	1,257,178
HEICO	2,557	221,973
HEICO Class A	6,240	442,728
Hexcel	12,095	781,216
Huntington Ingalls Industries	3,927	1,012,224
†KLX	6,462	459,190
†Kratos Defense & Security Solutions	5,182	53,323
L3 Technologies	3,767	783,536
Lockheed Martin	10,927	3,692,561
†Mercury Systems	3,446	166,511
†Moog Class A	5,219	430,098
Northrop Grumman	9,036	3,154,648
Orbital ATK	5,421	718,879
Raytheon	11,202	2,417,616
Rockwell Collins	12,745	1,718,663
Spirit AeroSystems Holdings Class A	12,728	1,065,334
†Teledyne Technologies	4,923	921,438
Textron	22,144	1,305,832
TransDigm Group	3,095	949,979
Triumph Group	6,690	168,588
United Technologies	31,988	4,024,730
†Vectrus	2,921	108,778
†Wesco Aircraft Holdings	14,929	153,022

		42,068,729

Air Freight & Logistics–0.82%
†Air Transport Services Group	11,784	274,803
†Atlas Air Worldwide Holdings	3,789	229,045
CH Robinson Worldwide	11,156	1,045,429
†Echo Global Logistics	2,584	71,318
Expeditors International of
Washington	11,713	741,433
FedEx	12,617	3,029,468
Forward Air	3,352	177,187
†Hub Group Class A	4,075	170,539
United Parcel Service Class B	38,212	3,999,268

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
†XPO Logistics	12,314	$1,253,688

		10,992,178

Airlines–0.85%
Alaska Air Group	15,098	935,472
Allegiant Travel	2,149	370,810
American Airlines Group	26,426	1,373,095
Copa Holdings Class A	4,803	617,810
Delta Air Lines	46,387	2,542,471
Hawaiian Holdings	9,950	385,065
†JetBlue Airways	38,403	780,349
SkyWest	6,659	362,250
Southwest Airlines	37,480	2,146,854
†Spirit Airlines	10,860	410,291
†United Continental Holdings	21,708	1,508,055

		11,432,522

Auto Components–0.86%
Adient	7,115	425,192
†American Axle & Manufacturing Holdings	15,047	229,015
Aptiv	16,408	1,394,188
Autoliv	7,240	1,056,606
BorgWarner	16,936	850,695
Cooper Tire & Rubber	10,762	315,327
†Cooper-Standard Holdings	2,502	307,271
Dana	30,421	783,645
Delphi Technologies	6,922	329,833
†Dorman Products	3,454	228,689
†Fox Factory Holding	4,534	158,237
Gentex	34,298	789,540
†Gentherm	4,875	165,506
Goodyear Tire & Rubber	34,879	927,084
†Horizon Global	2,190	18,046
LCI Industries	3,305	344,216
Lear	7,285	1,355,666
†Modine Manufacturing	8,303	175,608
†Motorcar Parts of America	2,029	43,481
Standard Motor Products	2,906	138,238
†Stoneridge	3,532	97,483
Superior Industries International	3,283	43,664
Tenneco	8,836	484,831
Tower International	4,230	117,383
†Visteon	6,978	769,255

		11,548,699

Automobiles–0.54%
Ford Motor	222,142	2,461,333
General Motors	75,934	2,759,442
Harley-Davidson	15,921	682,692
†Tesla	1,541	410,106
Thor Industries	7,273	837,631

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
Winnebago Industries	3,677	$138,255

		7,289,459

Banks–6.75%
1st Source	2,576	130,397
Ameris Bancorp	3,331	176,210
Arrow Financial	457	15,515
Associated Banc-Corp	16,938	420,909
Banc of California	1,402	27,059
BancFirst	2,110	112,041
†Bancorp	1,514	16,351
BancorpSouth Bank	10,113	321,593
Bank of America	353,995	10,616,310
Bank of Hawaii	5,806	482,479
Bank of NT Butterfield & Son	6,172	276,999
Bank of the Ozarks	11,882	573,544
BankUnited	12,210	488,156
Banner	4,059	225,234
BB&T	23,610	1,228,664
Berkshire Hills Bancorp	5,646	214,266
BOK Financial	5,174	512,174
Boston Private Financial Holdings	14,301	215,230
Brookline Bancorp	9,134	147,971
Bryn Mawr Bank	2,262	99,415
Camden National	636	28,302
Carolina Financial	2,597	102,010
Cathay General Bancorp	8,683	347,146
CenterState Bank	7,052	187,090
Central Pacific Financial	5,001	142,328
Chemical Financial	7,551	412,889
CIT Group	10,032	516,648
Citigroup	78,586	5,304,555
Citizens Financial Group	10,989	461,318
City Holding	2,841	194,779
CoBiz Financial	3,260	63,896
Columbia Banking System	8,265	346,717
Comerica	7,262	696,644
Commerce Bancshares	11,456	686,329
Community Bank System	6,891	369,082
Community Trust Bancorp	1,117	50,488
ConnectOne Bancorp	2,533	72,950
Cullen/Frost Bankers	5,222	553,898
†Customers Bancorp	3,657	106,602
CVB Financial	14,317	324,137
†Eagle Bancorp	3,814	228,268
East West Bancorp	11,093	693,756
Enterprise Financial Services	1,260	59,094
†FB Financial	1,000	40,590
†FCB Financial Holdings Class A	5,210	266,231
Fidelity Southern	1,928	44,479
Fifth Third Bancorp	30,253	960,533
First Bancorp (North Carolina)	2,263	80,676

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†First BanCorp (Puerto Rico)	32,583	$196,150
First Busey	6,136	182,362
First Citizens BancShares Class A	953	393,818
First Commonwealth Financial	14,092	199,120
First Community Bancshares	1,307	39,014
First Financial	880	36,608
First Financial Bancorp	9,348	274,364
First Financial Bankshares	4,461	206,544
First Hawaiian	1,050	29,221
First Horizon National	36,948	695,731
First Interstate BancSystem Class A	3,666	144,990
First Merchants	5,490	228,933
First Midwest Bancorp	14,084	346,326
First of Long Island	1,200	32,940
First Republic Bank	6,632	614,190
Flushing Financial	4,876	131,457
FNB	32,839	441,685
Fulton Financial	20,249	359,420
German American Bancorp	700	23,345
Glacier Bancorp	10,015	384,376
Great Southern Bancorp	946	47,253
Great Western Bancorp	8,042	323,851
†Green Bancorp	4,994	111,117
Guaranty Bancorp	864	24,494
Hancock Holding	10,617	548,899
Hanmi Financial	4,000	123,000
Heartland Financial USA	2,621	139,044
Heritage Commerce	487	8,026
Heritage Financial	3,857	118,024
Hilltop Holdings	13,115	307,678
Home BancShares	21,264	485,032
†HomeTrust Bancshares	901	23,471
Hope Bancorp	16,420	298,680
Horizon Bancorp	2,554	76,646
Huntington Bancshares	53,810	812,531
IBERIABANK	4,674	364,572
Independent Bank (Massachusetts)	3,374	241,410
Independent Bank Group	2,359	166,781
International Bancshares	10,063	391,451
Investors Bancorp	34,004	463,815
JPMorgan Chase & Co.	148,717	16,354,408
KeyCorp	30,881	603,724
Lakeland Bancorp	3,864	76,700
Lakeland Financial	2,847	131,617
LegacyTexas Financial Group	5,666	242,618
Live Oak Bancshares	1,740	48,372
M&T Bank	4,252	783,899
MainSource Financial Group	2,020	82,113
MB Financial	9,240	374,035
Mercantile Bank	836	27,797
MidWestOne Financial Group	600	19,974
National Bank Holdings Class A	3,583	119,135

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
NBT Bancorp	5,373	$190,634
OFG Bancorp	4,091	42,751
Old National Bancorp	17,834	301,395
Opus Bank	2,840	79,520
†Pacific Premier Bancorp	4,923	197,905
PacWest Bancorp	11,382	563,750
Park National	1,249	129,596
Peapack Gladstone Financial	548	18,298
Peoples Bancorp	3,493	123,827
People’s United Financial	29,963	559,110
Pinnacle Financial Partners	5,894	378,395
PNC Financial Services Group	14,174	2,143,676
Popular	10,058	418,614
Preferred Bank	1,188	76,270
Prosperity Bancshares	7,549	548,284
Regions Financial	53,899	1,001,443
Renasant	5,232	222,674
Republic Bancorp Class A	603	23,095
S&T Bancorp	3,442	137,473
Sandy Spring Bancorp	3,312	128,373
†Seacoast Banking Corp. of Florida	1,194	31,605
ServisFirst Bancshares	6,045	246,757
†Signature Bank	3,370	478,371
Simmons First National Class A	12,660	360,177
South State	3,499	298,465
Southside Bancshares	2,988	103,803
State Bank Financial	5,416	162,534
Sterling Bancorp	29,478	664,729
Stock Yards Bancorp	2,112	74,131
SunTrust Banks	14,027	954,397
†SVB Financial Group	4,498	1,079,565
Synovus Financial	16,013	799,689
TCF Financial	27,139	619,041
†Texas Capital Bancshares	5,756	517,464
Tompkins Financial	1,348	102,124
Towne Bank	6,489	185,585
TriCo Bancshares	1,599	59,515
†Triumph Bancorp	1,348	55,538
Trustmark	10,322	321,634
UMB Financial	5,641	408,352
Umpqua Holdings	24,155	517,159
Union Bankshares Corp.	7,033	258,181
United Bankshares	11,140	392,685
United Community Banks	8,010	253,517
Univest Corp. of Pennsylvania	2,435	67,450
US Bancorp	58,777	2,968,239
Valley National Bancorp	29,056	362,038
Washington Trust Bancorp	1,086	58,373
Webster Financial	10,666	590,896
Wells Fargo & Co.	191,715	10,047,783
WesBanco	4,468	188,996
Westamerica Bancorporation	2,893	168,025

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†Western Alliance Bancorp	10,465	$608,121
Wintrust Financial	5,764	495,992
Zions Bancorporation	9,192	484,694

		90,813,421

Beverages–1.65%
†Boston Beer Class A	1,347	254,650
Brown-Forman Class A	1,046	55,783
Brown-Forman Class B	14,939	812,682
Coca-Cola	186,990	8,120,976
Coca-Cola Bottling Consolidated	1,354	233,795
Constellation Brands Class A	5,045	1,149,856
Dr Pepper Snapple Group	10,927	1,293,538
MGP Ingredients	1,497	134,116
Molson Coors Brewing Class B	8,298	625,088
†Monster Beverage	12,489	714,496
National Beverage	1,899	169,049
PepsiCo	79,103	8,634,092

		22,198,121

Biotechnology–2.41%
AbbVie	94,538	8,948,022
†Acorda Therapeutics	4,839	114,442
†Agios Pharmaceuticals	1,832	149,821
†Alexion Pharmaceuticals	3,085	343,854
†Alkermes	3,336	193,355
†Alnylam Pharmaceuticals	2,227	265,236
Amgen	29,424	5,016,204
†Aptevo Therapeutics	2,879	9,414
†Avexis	1,200	148,296
†Biogen	9,149	2,505,179
†BioMarin Pharmaceutical	3,163	256,424
†Bluebird Bio	2,058	351,403
†Blueprint Medicines	232	21,274
†Celgene	33,922	3,026,182
†Emergent BioSolutions	5,759	303,211
†Enanta Pharmaceuticals	2,114	171,044
†Exact Sciences	3,427	138,211
†Exelixis	12,257	271,493
†Five Prime Therapeutics	4,086	70,197
Gilead Sciences	79,424	5,987,775
†Halozyme Therapeutics	1,765	34,576
†Incyte	2,275	189,576
†Ionis Pharmaceuticals	1,152	50,780
†Ligand Pharmaceuticals Class B	1,549	255,833
†Momenta Pharmaceuticals	4,060	73,689
†Myriad Genetics	6,072	179,428
†Neurocrine Biosciences	2,841	235,604
†OPKO Health	26,983	85,536
†Otonomy	619	2,600
†Regeneron Pharmaceuticals	3,070	1,057,185
†Repligen	1,752	63,387

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Retrophin	524	$11,717
†Sage Therapeutics	900	144,963
†Sarepta Therapeutics	3,222	238,718
†Seattle Genetics	3,269	171,099
†Spectrum Pharmaceuticals	5,200	83,668
†United Therapeutics	5,963	670,003
†Vertex Pharmaceuticals	3,259	531,152

		32,370,551

Building Products–0.65%
AAON	7,398	288,522
Advanced Drainage Systems	1,629	42,191
Allegion	3,626	309,262
†American Woodmark	2,433	239,529
AO Smith	8,977	570,847
Apogee Enterprises	3,439	149,081
†Armstrong Flooring	3,796	51,512
†Armstrong World Industries	7,192	404,910
†Builders FirstSource	12,418	246,373
†Continental Building Products	6,258	178,666
Fortune Brands Home & Security	8,581	505,335
†Gibraltar Industries	3,900	132,015
Griffon	4,573	83,457
Insteel Industries	1,756	48,518
†JELD-WEN Holding	6,024	184,455
Johnson Controls International	20,579	725,204
Lennox International	2,465	503,772
Masco	18,094	731,721
†Masonite International	3,469	212,823
†NCI Building Systems	6,362	112,607
Owens Corning	12,082	971,393
†Patrick Industries	4,000	247,400
†PGT Innovations	8,191	152,762
†Ply Gem Holdings	5,809	125,474
Quanex Building Products	4,360	75,864
Simpson Manufacturing	4,772	274,819
†Trex	4,106	446,610
Universal Forest Products	5,646	183,213
†USG	14,179	573,115

		8,771,450

Capital Markets–2.89%
Affiliated Managers Group	4,373	829,033
Ameriprise Financial	6,776	1,002,441
Artisan Partners Asset Management Class A	3,789	126,174
Bank of New York Mellon	42,607	2,195,539
BGC Partners Class A	34,768	467,630
BlackRock	3,395	1,839,139
BrightSphere Investment Group	6,371	100,407
Cboe Global Markets	6,135	700,003
Charles Schwab	29,672	1,549,472

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
CME Group	6,950	$1,124,093
Cohen & Steers	4,673	190,004
Diamond Hill Investment Group	152	31,397
†Donnelley Financial Solutions	4,245	72,887
†E*TRADE Financial	15,622	865,615
Eaton Vance	10,930	608,473
Evercore Class A	5,155	449,516
FactSet Research Systems	3,459	689,794
Federated Investors Class B	13,518	451,501
Financial Engines	5,573	195,055
Franklin Resources	11,873	411,756
GAIN Capital Holdings	5,501	37,132
Goldman Sachs Group	11,513	2,899,664
Greenhill & Co.	3,574	66,119
Houlihan Lokey	2,921	130,277
Interactive Brokers Group	11,049	742,935
Intercontinental Exchange	15,955	1,157,057
†INTL. FCStone	1,728	73,751
Invesco	26,923	861,805
Investment Technology Group	5,918	116,821
Janus Henderson Group	10,856	359,225
Lazard Class A	6,961	365,870
Legg Mason	11,109	451,581
LPL Financial Holdings	16,584	1,012,785
MarketAxess Holdings	2,604	566,214
Moelis & Co. Class A	1,539	78,258
Moody’s	7,458	1,202,975
Morgan Stanley	56,694	3,059,208
Morningstar	5,529	528,130
MSCI	6,463	966,025
Nasdaq	10,110	871,684
Northern Trust	7,396	762,749
Oppenheimer Holdings Class A	566	14,575
PJT Partners Class A	2,208	110,621
Raymond James Financial	12,343	1,103,588
S&P Global	14,775	2,822,911
SEI Investments	9,432	706,551
State Street	8,438	841,522
Stifel Financial	7,513	444,995
T. Rowe Price Group	15,834	1,709,597
TD Ameritrade Holding	6,391	378,539
Virtu Financial Class A	755	24,915
Virtus Investment Partners	817	101,145
Waddell & Reed Financial Class A	15,478	312,810
Westwood Holdings Group	147	8,304
WisdomTree Investments	12,979	119,017

		38,909,284

Chemicals–2.52%
A Schulman	4,438	190,834
†AdvanSix	1,467	51,022
Air Products & Chemicals	5,258	836,180

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Albemarle	3,385	$313,925
American Vanguard	3,629	73,306
Ashland Global Holdings	4,435	309,519
†Axalta Coating Systems	6,874	207,526
Balchem	2,885	235,849
Cabot	7,734	430,938
Celanese Class A	9,212	923,135
CF Industries Holdings	13,840	522,183
Chase	1,120	130,424
Chemours	6,008	292,650
DowDuPont	69,030	4,397,901
Eastman Chemical	18,625	1,966,427
Ecolab	10,958	1,502,013
†Ferro	10,300	239,166
FMC	6,207	475,270
FutureFuel	4,566	54,746
†GCP Applied Technologies	5,509	160,036
Hawkins	819	28,788
HB Fuller	6,545	325,483
Huntsman	46,016	1,345,968
†Ingevity	4,179	307,950
Innophos Holdings	2,701	108,607
Innospec	4,258	292,099
International Flavors & Fragrances	4,658	637,727
KMG Chemicals	1,701	101,975
†Koppers Holdings	1,784	73,322
†Kraton	4,560	217,558
Kronos Worldwide	6,569	148,459
†LSB Industries	2,575	15,785
LyondellBasell Industries Class A	21,514	2,273,600
Minerals Technologies	4,368	292,438
Monsanto	24,155	2,818,647
Mosaic	14,214	345,116
NewMarket	1,327	533,029
Olin	18,769	570,390
†OMNOVA Solutions	2,534	26,607
†Platform Specialty Products	32,886	316,692
PolyOne	12,817	544,979
PPG Industries	13,312	1,485,619
Praxair	16,799	2,424,096
Quaker Chemical	1,377	203,975
Rayonier Advanced Materials	6,635	142,453
RPM International	10,432	497,293
Scotts Miracle-Gro Class A	7,737	663,448
Sensient Technologies	3,376	238,278
Sherwin-Williams	4,501	1,764,932
Stepan	2,486	206,785
†Trecora Resources	1,810	24,616
Tredegar	492	8,831
Trinseo	5,490	406,535
Tronox	7,502	138,337
Valvoline	15,826	350,229

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Westlake Chemical	3,913	$434,930
WR Grace & Co.	5,509	337,316

		33,965,942

Commercial Services & Supplies–1.04%
ABM Industries	6,672	223,379
ACCO Brands	15,297	191,977
†ARC Document Solutions	6,046	13,301
Brady Class A	6,379	236,980
Brink’s	6,531	465,987
†Casella Waste Systems	2,209	51,646
†Cimpress	4,105	635,044
Cintas	7,718	1,316,536
†Clean Harbors	9,325	455,153
†Copart	18,070	920,305
Covanta Holding	22,488	326,076
Deluxe	9,390	694,954
Ennis	3,323	65,463
Essendant	5,795	45,201
Healthcare Services Group	2,712	117,918
Herman Miller	8,070	257,837
HNI	6,100	220,149
†InnerWorkings	2,041	18,471
Interface Class A	8,682	218,786
KAR Auction Services	13,984	757,933
Kimball International Class B	4,901	83,513
Knoll	7,864	158,774
LSC Communications	4,245	74,075
Matthews International Class A	3,204	162,122
McGrath RentCorp	3,969	213,096
Mobile Mini	5,916	257,346
MSA Safety	4,253	354,020
Multi-Color	1,912	126,288
Pitney Bowes	23,939	260,696
Quad/Graphics	5,244	132,935
Republic Services	13,925	922,253
Rollins	10,682	545,102
†SP Plus	3,002	106,871
Steelcase Class A	12,090	164,424
†Stericycle	7,107	415,973
†Team	2,683	36,891
Tetra Tech	7,691	376,474
U.S. Ecology	3,569	190,228
UniFirst	2,026	327,503
Viad	1,892	99,235
VSE	600	31,032
Waste Management	20,630	1,735,396

		14,007,343

Communications Equipment–1.18%
ADTRAN	4,884	75,946
†Arista Networks	2,962	756,199

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†ARRIS International	21,214	$563,656
†CalAmp	2,806	64,201
†Calix	3,340	22,879
†Ciena	14,673	380,031
Cisco Systems	181,511	7,785,007
†CommScope Holding	14,905	595,753
Comtech Telecommunications	2,467	73,739
†EchoStar Class A	6,579	347,174
†F5 Networks	4,506	651,613
†Finisar	13,225	209,087
†Harmonic	15,891	60,386
†Infinera	10,668	115,854
InterDigital	6,220	457,792
Juniper Networks	22,261	541,610
†Lumentum Holdings	4,714	300,753
Motorola Solutions	5,314	559,564
†NETGEAR	4,473	255,856
†NetScout Systems	10,443	275,173
†Oclaro	5,900	56,404
†Palo Alto Networks	1,493	271,009
Plantronics	3,909	235,986
†Ribbon Communications	7,554	38,525
†Ubiquiti Networks	7,606	523,293
†ViaSat	4,826	317,165
†Viavi Solutions	34,200	332,424

		15,867,079

Construction & Engineering–0.44%
†AECOM	15,765	561,707
†Aegion	4,365	100,002
Argan	2,865	123,052
Chicago Bridge & Iron	11,492	165,485
Comfort Systems USA	5,275	217,594
†Dycom Industries	5,163	555,694
EMCOR Group	9,724	757,791
Fluor	13,179	754,102
Granite Construction	4,504	251,593
†Great Lakes Dredge & Dock	483	2,222
Jacobs Engineering Group	6,624	391,810
KBR	15,549	251,738
†MasTec	10,781	507,246
†MYR Group	2,986	92,029
Primoris Services	5,083	126,973
†Quanta Services	16,456	565,264
†Tutor Perini	7,043	155,298
Valmont Industries	2,153	314,984

		5,894,584

Construction Materials–0.17%
Eagle Materials	5,781	595,732
Martin Marietta Materials	3,480	721,404
†Summit Materials Class A	8,806	266,646

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction Materials (continued)
†US Concrete	2,396	$144,718
Vulcan Materials	5,108	583,180

		2,311,680

Consumer Finance–1.03%
Ally Financial	26,793	727,430
American Express	37,713	3,517,869
Capital One Financial	16,713	1,601,440
†Credit Acceptance	2,546	841,224
Discover Financial Services	25,340	1,822,706
†Encore Capital Group	3,358	151,782
†Enova International	5,850	128,993
†EZCORP Class A	6,690	88,308
FirstCash	6,979	567,044
†Green Dot Class A	5,819	373,347
†LendingClub	45,832	160,412
Navient	38,163	500,699
Nelnet Class A	4,320	226,411
†OneMain Holdings	11,443	342,603
†PRA Group	6,942	263,796
Santander Consumer USA Holdings	36,599	596,564
†SLM	54,985	616,382
Synchrony Financial	38,150	1,279,169
†World Acceptance	591	62,232

		13,868,411

Containers & Packaging–0.78%
AptarGroup	8,671	778,916
Avery Dennison	7,953	845,006
Ball	20,112	798,648
Bemis	16,843	733,007
†Berry Global Group	11,557	633,439
†Crown Holdings	7,001	355,301
Graphic Packaging Holding	63,505	974,802
Greif Class A	4,106	214,539
Greif Class B	502	29,241
International Paper	19,578	1,046,053
Myers Industries	2,920	61,758
†Owens-Illinois	23,503	509,075
Packaging Corp. of America	8,291	934,396
Sealed Air	14,732	630,382
Silgan Holdings	22,008	612,923
Sonoco Products	12,990	630,015
WestRock	10,483	672,694

		10,460,195

Distributors–0.20%
Core-Mark Holding	5,228	111,147
Genuine Parts	11,206	1,006,747
†LKQ	21,855	829,397
Pool	4,978	727,883

		2,675,174

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services–0.37%
†Adtalem Global Education	7,102	$337,700
†American Public Education	2,213	95,159
†Bright Horizons Family Solutions	6,159	614,175
Capella Education	1,427	124,648
†Career Education	3,757	49,367
Carriage Services	2,326	64,337
Graham Holdings	553	333,044
†Grand Canyon Education	6,766	709,889
H&R Block	19,342	491,480
†Houghton Mifflin Harcourt	14,700	102,165
†K12	6,889	97,686
Service Corp. International	17,588	663,771
†ServiceMaster Global Holdings	14,056	714,748
†Sotheby’s	4,738	243,107
Strayer Education	1,056	106,709
†Weight Watchers International	4,637	295,470

		5,043,455

Diversified Financial Services–0.75%
†Berkshire Hathaway Class B	45,488	9,073,946
†Cannae Holdings	7,025	132,491
Leucadia National	16,565	376,522
Voya Financial	10,615	536,058

		10,119,017

Diversified Telecommunication Services–1.97%
AT&T	358,244	12,771,399
ATN International	1,514	90,265
CenturyLink	72,776	1,195,710
†Cincinnati Bell	5,095	70,566
Cogent Communications Holdings	5,986	259,792
Consolidated Communications Holdings	10,085	110,532
Frontier Communications	4,870	36,135
IDT Class B	3,397	21,299
†ORBCOMM	9,336	87,478
Verizon Communications	236,167	11,293,506
†Vonage Holdings	7,600	80,940
†Windstream Holdings	15,687	22,119
†Zayo Group Holdings	12,965	442,884

		26,482,625

Electric Utilities–1.43%
ALLETE	6,594	476,417
Alliant Energy	12,308	502,905
American Electric Power	16,703	1,145,659
Avangrid	2,641	135,008
Duke Energy	22,164	1,717,045
Edison International	12,899	821,150
El Paso Electric	4,644	236,844
Entergy	5,703	449,282
Eversource Energy	11,554	680,762
Exelon	35,590	1,388,366

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
FirstEnergy	22,090	$751,281
Great Plains Energy	19,611	623,434
Hawaiian Electric Industries	8,248	283,566
IDACORP	6,033	532,533
MGE Energy	3,422	191,974
NextEra Energy	17,820	2,910,541
OGE Energy	10,930	358,176
Otter Tail	4,368	189,353
PG&E	18,216	800,229
Pinnacle West Capital	6,414	511,837
PNM Resources	8,628	330,021
Portland General Electric	9,526	385,898
PPL	26,960	762,698
Southern	32,677	1,459,355
Westar Energy	12,179	640,494
Xcel Energy	21,310	969,179

		19,254,007

Electrical Equipment–0.64%
Acuity Brands	2,185	304,130
Allied Motion Technologies	1,708	67,893
AMETEK	12,878	978,342
†Atkore International Group	4,968	98,615
AZZ	4,022	175,761
†Babcock & Wilcox Enterprises	3,921	17,135
Eaton	14,735	1,177,474
Emerson Electric	25,378	1,733,317
Encore Wire	2,356	133,585
EnerSys	4,508	312,720
†Generac Holdings	10,296	472,689
General Cable	9,785	289,636
Hubbell	5,553	676,244
Powell Industries	1,827	49,037
†Power Solutions International	813	6,016
Regal Beloit	4,821	353,620
Rockwell Automation	6,322	1,101,292
†Sensata Technologies Holding	10,345	536,181
†Thermon Group Holdings	3,728	83,544

		8,567,231

Electronic Equipment, Instruments & Components–1.48%
Amphenol Class A	15,296	1,317,444
†Anixter International	4,994	378,295
†Arrow Electronics	8,559	659,214
Avnet	11,565	482,954
AVX	10,683	176,804
Badger Meter	2,792	131,643
Belden	3,678	253,561
Benchmark Electronics	4,152	123,937
CDW	12,569	883,726
Cognex	11,076	575,841
†Coherent	2,520	472,248

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Corning	31,190	$869,577
CTS	1,275	34,680
Daktronics	5,746	50,622
Dolby Laboratories Class A	6,088	386,953
†ePlus	1,636	127,117
†Fabrinet	5,499	172,559
†FARO Technologies	354	20,674
†Flex	43,138	704,444
FLIR Systems	17,970	898,680
†II-VI	7,979	326,341
†Insight Enterprises	3,932	137,345
†IPG Photonics	4,402	1,027,339
†Itron	3,730	266,881
Jabil	33,466	961,478
†KEMET	6,224	112,841
†Keysight Technologies	10,729	562,092
†Knowles	9,103	114,607
Littelfuse	2,564	533,774
Mesa Laboratories	100	14,844
Methode Electronics	4,593	179,586
MTS Systems	1,823	94,158
National Instruments	10,428	527,344
†Novanta	3,392	176,893
†OSI Systems	2,992	195,288
Park Electrochemical	2,423	40,803
PC Connection	3,183	79,575
†Plexus	3,674	219,448
†Rogers	2,571	307,337
†Sanmina	10,665	278,890
†ScanSource	4,669	165,983
SYNNEX	5,679	672,394
TE Connectivity	14,877	1,486,212
†Tech Data	4,231	360,185
†Trimble	7,046	252,810
†TTM Technologies	12,750	194,948
Universal Display	2,731	275,831
†VeriFone Systems	12,652	194,588
Vishay Intertechnology	23,342	434,161
†Zebra Technologies	7,015	976,418

		19,891,367

Energy Equipment & Services–0.63%
Archrock	11,511	100,721
Baker Hughes a GE Co.	8,654	240,322
Bristow Group	5,275	68,575
Core Laboratories	3,764	407,340
†Diamond Offshore Drilling	14,549	213,288
†Dril-Quip	5,598	250,790
Ensco Class A	49,726	218,297
†Era Group	2,010	18,793
†Exterran	5,755	153,659
†Forum Energy Technologies	11,621	127,831

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
Frank’s International	310	$1,683
Halliburton	11,983	562,482
†Helix Energy Solutions Group	20,202	116,970
Helmerich & Payne	7,849	522,429
†Matrix Service	3,017	41,333
†McDermott International	38,713	235,762
Nabors Industries	35,949	251,284
National Oilwell Varco	7,048	259,437
†Newpark Resources	12,083	97,872
†Noble	26,081	96,761
Oceaneering International	12,328	228,561
†Oil States International	6,670	174,754
†Parker Drilling	15,756	10,005
Patterson-UTI Energy	16,123	282,314
†Pioneer Energy Services	7,354	19,856
†RigNet	1,617	21,991
†Rowan	15,208	175,500
RPC	14,752	265,979
Schlumberger	28,558	1,849,987
†SEACOR Holdings	2,936	150,030
†SEACOR Marine Holdings	2,951	56,128
†Superior Energy Services	16,774	141,405
TechnipFMC	10,460	308,047
†TETRA Technologies	6,536	24,510
†Transocean	38,916	385,268
†Unit	3,873	76,530
US Silica Holdings	11,361	289,933

		8,446,427

Equity Real Estate Investment Trusts–0.02%
Alexander & Baldwin	11,648	269,418
PotlatchDeltic	820	42,681

		312,099

Food & Staples Retailing–1.63%
Andersons	4,370	144,647
Casey’s General Stores	3,835	420,968
†Chefs’ Warehouse	2,580	59,340
Costco Wholesale	21,531	4,057,086
CVS Health	44,394	2,761,751
Ingles Markets Class A	2,345	79,378
Kroger	54,430	1,303,054
†Performance Food Group	10,338	308,589
PriceSmart	3,470	289,919
†Rite Aid	106,328	178,631
SpartanNash	5,888	101,332
†Sprouts Farmers Market	18,502	434,242
†SUPERVALU	5,083	77,414
Sysco	29,008	1,739,320
†United Natural Foods	6,297	270,393
†US Foods Holding	13,884	454,979
Village Super Market Class A	618	16,297

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance	30,562	$2,000,894
Walmart	80,284	7,142,867
Weis Markets	1,437	58,888

		21,899,989

Food Products–1.40%
Alico	234	6,365
Archer-Daniels-Midland	17,253	748,263
B&G Foods Class A	9,162	217,139
†Blue Buffalo Pet Products	17,782	707,901
Bunge	6,370	470,998
Calavo Growers	1,666	153,605
†Cal-Maine Foods	5,325	232,703
Campbell Soup	13,392	580,008
Conagra Brands	17,420	642,450
†Darling Ingredients	17,849	308,788
Dean Foods	10,300	88,786
†Farmer Brothers	400	12,080
Flowers Foods	26,330	575,574
Fresh Del Monte Produce	6,313	285,600
General Mills	29,451	1,327,062
†Hain Celestial Group	9,937	318,680
Hershey	8,647	855,707
Hormel Foods	14,127	484,839
†Hostess Brands	8,393	124,132
Ingredion	8,589	1,107,294
J&J Snack Foods	1,777	242,667
JM Smucker	8,646	1,072,190
John B Sanfilippo & Son	748	43,287
Kellogg	12,773	830,373
Kraft Heinz	17,183	1,070,329
Lamb Weston Holdings	5,100	296,922
Lancaster Colony	3,385	416,829
†Landec	1,935	25,252
McCormick & Co.	7,654	814,309
Mondelez International	29,450	1,228,949
†Pilgrim’s Pride	10,200	251,022
Pinnacle Foods	12,159	657,802
†Post Holdings	10,059	762,070
Sanderson Farms	3,338	397,289
Seaboard	14	59,710
†TreeHouse Foods	5,048	193,187
Tyson Foods Class A	17,589	1,287,339

		18,897,500

Gas Utilities–0.30%
Atmos Energy	5,568	469,048
Chesapeake Utilities	1,638	115,233
National Fuel Gas	8,672	446,174
New Jersey Resources	11,433	458,463
Northwest Natural Gas	3,933	226,737
ONE Gas	6,456	426,225

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities (continued)
South Jersey Industries	7,029	$197,937
Southwest Gas Holdings	4,816	325,706
Spire	5,436	393,023
UGI	11,119	493,906
WGL Holdings	6,029	504,326

		4,056,778

Health Care Equipment & Supplies–2.02%
Abaxis	2,179	153,881
Abbott Laboratories	31,146	1,866,268
†ABIOMED	2,200	640,178
†Align Technology	5,112	1,283,777
Analogic	1,712	164,181
†AngioDynamics	5,678	97,945
†Anika Therapeutics	1,937	96,308
Atrion	226	142,674
Baxter International	12,140	789,586
Becton Dickinson & Co.	6,282	1,361,309
†Boston Scientific	19,203	524,626
Cantel Medical	4,304	479,509
CONMED	2,672	169,218
Cooper	1,674	383,028
†CryoLife	600	12,030
Danaher	13,699	1,341,269
DENTSPLY SIRONA	9,397	472,763
†DexCom	1,908	141,497
†Edwards Lifesciences	8,379	1,169,038
†Globus Medical	8,601	428,502
†Haemonetics	5,852	428,132
†Halyard Health	7,052	324,956
†Heska	496	39,219
Hill-Rom Holdings	7,662	666,594
†Hologic	23,305	870,675
†ICU Medical	1,730	436,652
†IDEXX Laboratories	5,375	1,028,721
†Inogen	1,392	170,993
†Insulet	1,200	104,016
†Integer Holdings	3,432	194,080
†Integra LifeSciences Holdings	7,495	414,773
†Intuitive Surgical	2,823	1,165,419
Invacare	4,463	77,656
†Lantheus Holdings	4,262	67,766
†LivaNova	3,945	349,133
†Masimo	6,795	597,620
Medtronic	27,945	2,241,748
Meridian Bioscience	6,320	89,744
†Merit Medical Systems	5,462	247,702
†Natus Medical	2,545	85,639
†Neogen	4,258	285,243
†NuVasive	4,865	254,002
†Nuvectra	1,144	14,895
†OraSure Technologies	3,636	61,412

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Orthofix International	1,657	$97,398
†Quidel	3,344	173,253
ResMed	7,991	786,874
†RTI Surgical	7,962	36,625
†SeaSpine Holdings	1,244	12,614
STERIS	4,895	456,997
Stryker	9,708	1,562,211
†Surmodics	1,196	45,508
Teleflex	2,482	632,860
†Varex Imaging	2,529	90,488
†Varian Medical Systems	5,277	647,224
West Pharmaceutical Services	3,226	284,824
Zimmer Biomet Holdings	4,101	447,173

		27,208,426

Health Care Providers & Services–2.75%
†Acadia Healthcare	9,522	373,072
Aceto	3,288	24,989
†Addus HomeCare	500	24,325
Aetna	8,545	1,444,105
†Almost Family	1,338	74,928
†Amedisys	2,782	167,866
AmerisourceBergen	5,593	482,173
†AMN Healthcare Services	7,388	419,269
Anthem	9,169	2,014,429
†BioTelemetry	1,479	45,923
†Brookdale Senior Living	19,249	129,161
†Capital Senior Living	3,628	39,001
Cardinal Health	16,212	1,016,168
†Centene	9,428	1,007,570
Chemed	2,440	665,778
Cigna	10,510	1,762,947
†Community Health Systems	21,088	83,508
†CorVel	4,063	205,385
†Cross Country Healthcare	2,295	25,497
†DaVita	20,308	1,339,110
†Diplomat Pharmacy	6,175	124,426
Encompass Health	12,718	727,088
Ensign Group	7,140	187,782
†Envision Healthcare	6,591	253,292
†Express Scripts Holding	30,374	2,098,236
†Hanger	4,881	78,096
HCA Healthcare	12,467	1,209,299
†HealthEquity	1,093	66,170
†Henry Schein	9,338	627,607
Humana	5,747	1,544,966
Kindred Healthcare	12,991	118,868
†Laboratory Corp. of America Holdings	7,556	1,222,183
†LHC Group	2,482	152,792
†LifePoint Health	7,221	339,387
†Magellan Health	4,141	443,501
McKesson	11,235	1,582,674

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†MEDNAX	8,411	$467,904
†Molina Healthcare	7,676	623,138
National HealthCare	513	30,590
Owens & Minor	8,370	130,153
Patterson	12,944	287,745
†Premier Class A	5,449	170,608
†Providence Service	1,930	133,440
Quest Diagnostics	17,031	1,708,209
†Quorum Health	5,272	43,125
†Select Medical Holdings	20,300	350,175
†Surgery Partners	5,182	88,871
†Tenet Healthcare	15,569	377,548
†Tivity Health	6,476	256,773
†Triple-S Management Class B	3,127	81,740
U.S. Physical Therapy	1,600	130,080
UnitedHealth Group	38,403	8,218,242
Universal Health Services Class B	8,291	981,737
†WellCare Health Plans	3,827	741,022

		36,942,671

Health Care Technology–0.19%
†Allscripts Healthcare Solutions	20,550	253,793
†athenahealth	3,567	510,188
†Cerner	11,856	687,648
Computer Programs & Systems	971	28,353
†Cotiviti Holdings	3,087	106,316
†Evolent Health Class A	5,559	79,216
HealthStream	2,606	64,707
†HMS Holdings	8,554	144,049
†Medidata Solutions	1,250	78,513
†Omnicell	4,404	191,134
†Quality Systems	5,557	75,853
†Veeva Systems Class A	4,571	333,774

		2,553,544

Hotels, Restaurants & Leisure–2.33%
Aramark	21,338	844,131
†Belmond Class A	12,445	138,762
†Biglari Holdings	1	408
BJ’s Restaurants	3,790	170,171
Bloomin’ Brands	11,903	289,005
†Bojangles’	982	13,601
Boyd Gaming	3,668	116,862
†Bravo Brio Restaurant Group	2,116	8,464
Brinker International	6,684	241,292
†Caesars Entertainment	3,390	38,137
Carnival	13,164	863,295
†Carrols Restaurant Group	5,537	62,014
Cheesecake Factory	6,977	336,431
†Chipotle Mexican Grill	805	260,104
Choice Hotels International	7,826	627,254
Churchill Downs	1,231	300,426

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Chuy’s Holdings	1,400	$36,680
Cracker Barrel Old Country Store	3,884	618,333
Darden Restaurants	5,562	474,161
†Dave & Buster’s Entertainment	4,590	191,587
†Del Frisco’s Restaurant Group	2,666	40,657
†Denny’s	10,416	160,719
Dine Brands Global	3,027	198,511
Domino’s Pizza	2,459	574,324
Dunkin’ Brands Group	8,637	515,543
†Eldorado Resorts	2,711	89,463
†Fiesta Restaurant Group	2,409	44,567
†Hilton Grand Vacations	5,903	253,947
Hilton Worldwide Holdings	9,065	713,959
Hyatt Hotels Class A	2,033	155,037
ILG	12,750	396,653
International Game Technology	10,873	290,635
Jack in the Box	4,071	347,378
†La Quinta Holdings	15,085	285,257
Las Vegas Sands	22,692	1,631,555
Marcus	400	12,140
Marriott International Class A	9,978	1,356,808
Marriott Vacations Worldwide	3,991	531,601
McDonald’s	32,225	5,039,345
MGM Resorts International	16,524	578,670
†Norwegian Cruise Line Holdings	13,242	701,429
Papa John’s International	4,299	246,333
†Planet Fitness Class A	8,820	333,131
†Red Robin Gourmet Burgers	2,551	147,958
Red Rock Resorts Class A	8,254	241,677
Royal Caribbean Cruises	6,124	721,040
Ruth’s Hospitality Group	5,354	130,905
†Scientific Games Class A	6,202	258,003
Six Flags Entertainment	7,468	464,958
Sonic	4,619	116,537
Speedway Motorsports	5,420	96,584
Starbucks	78,074	4,519,704
Texas Roadhouse	9,489	548,274
Vail Resorts	2,220	492,174
Wendy’s	43,877	770,041
Wingstop	3,463	163,557
Wyndham Worldwide	8,697	995,198
Wynn Resorts	2,238	408,122
Yum Brands	12,700	1,081,151

		31,284,663

Household Durables–0.90%
†Beazer Homes USA	1,618	25,807
†Cavco Industries	858	149,077
†Century Communities	1,698	50,855
DR Horton	23,627	1,035,808
Ethan Allen Interiors	3,617	83,010
Flexsteel Industries	262	10,370

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Garmin	10,598	$624,540
†GoPro	11,800	56,522
†Green Brick Partners	1,200	13,080
Hamilton Beach Brands Holding Class A	400	8,488
†Helen of Troy	2,994	260,478
Hooker Furniture	1,803	66,170
†Installed Building Products	2,299	138,055
†iRobot	1,300	83,447
KB Home	11,824	336,393
La-Z-Boy	7,762	232,472
Leggett & Platt	12,560	557,162
Lennar Class A	21,872	1,289,136
Lennar Class B	513	24,465
Libbey	2,727	13,335
†M/I Homes	4,399	140,108
MDC Holdings	9,200	256,864
†Meritage Homes	6,285	284,396
†Mohawk Industries	3,627	842,262
Newell Brands	10,479	267,005
†NVR	399	1,117,200
†PICO Holdings	2,699	30,904
PulteGroup	27,725	817,610
†Taylor Morrison Home Class A	12,603	293,398
†Tempur Sealy International	7,403	335,282
Toll Brothers	10,401	449,843
†TopBuild	3,133	239,737
†TRI Pointe Group	24,489	402,354
Tupperware Brands	6,114	295,795
†Universal Electronics	1,276	66,416
Whirlpool	7,624	1,167,311
†William Lyon Homes Class A	2,599	71,446
†ZAGG	1,799	21,948

		12,158,549

Household Products–1.03%
†Central Garden & Pet Class A	5,487	217,340
Church & Dwight	15,548	782,997
Clorox	8,441	1,123,582
Colgate-Palmolive	33,560	2,405,581
Energizer Holdings	6,574	391,679
†HRG Group	27,905	460,153
Kimberly-Clark	15,473	1,704,041
Procter & Gamble	78,688	6,238,385
Spectrum Brands Holdings	3,378	350,299
WD-40	1,305	171,869

		13,845,926

Independent Power & Renewable Electricity Producers–0.18%
AES	39,067	444,192
Atlantica Yield	8,328	163,062
†Dynegy	13,812	186,738

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers (continued)
NRG Energy	25,635	$782,637
NRG Yield Class A	4,200	69,048
NRG Yield Class C	7,003	119,051
Ormat Technologies	4,099	231,102
Pattern Energy Group	8,394	145,132
†Vistra Energy	12,359	257,438

		2,398,400

Industrial Conglomerates–1.26%
3M	34,245	7,517,462
Carlisle	7,322	764,490
General Electric	186,368	2,512,241
Honeywell International	36,684	5,301,205
Raven Industries	2,462	86,293
Roper Technologies	2,662	747,197

		16,928,888

Insurance–2.97%
Aflac	34,144	1,494,141
Alleghany	771	473,733
Allstate	14,910	1,413,468
†Ambac Financial Group	5,809	91,085
American Equity Investment Life Holding	11,818	346,976
American Financial Group	5,298	594,542
American International Group	26,967	1,467,544
American National Insurance	2,284	267,137
AMERISAFE	3,206	177,131
AmTrust Financial Services	24,542	302,112
Aon	10,160	1,425,753
†Arch Capital Group	6,078	520,216
Argo Group International Holdings	4,555	261,457
Arthur J. Gallagher & Co.	13,473	925,999
Aspen Insurance Holdings	6,811	305,473
Assurant	5,375	491,329
Assured Guaranty	14,926	540,321
Axis Capital Holdings	7,323	421,585
†Brighthouse Financial	8,990	462,086
Brown & Brown	25,774	655,691
Chubb	14,026	1,918,336
Cincinnati Financial	7,786	578,188
CNA Financial	2,638	130,185
†eHealth	183	2,619
Employers Holdings	4,584	185,423
†Enstar Group	1,331	279,843
Erie Indemnity Class A	2,601	305,982
Everest Re Group	1,823	468,183
FBL Financial Group Class A	1,130	78,365
Federated National Holding	2,034	32,076
First American Financial	14,738	864,826
FNF Group	10,970	439,019
†Genworth Financial	43,794	123,937

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
†Greenlight Capital Re Class A	4,459	$71,567
Hanover Insurance Group	4,961	584,852
Hartford Financial Services Group	15,274	786,916
HCI Group	2,595	99,025
Horace Mann Educators	3,291	140,690
Infinity Property & Casualty	600	71,040
James River Holdings L	1,600	56,752
Kemper	7,867	448,419
Loews	14,354	713,824
Maiden Holdings	12,125	78,813
†Markel	686	802,791
Marsh & McLennan	25,038	2,067,888
†MBIA	23,888	221,203
Mercury General	6,071	278,477
MetLife	21,288	976,906
National General Holdings	10,842	263,569
National Western Life Group Class A	200	60,976
Navigators Group	4,398	253,545
Old Republic International	27,874	597,897
Primerica	7,888	761,981
Principal Financial Group	25,824	1,572,940
ProAssurance	5,875	285,231
Progressive	16,390	998,643
Prudential Financial	11,886	1,230,795
Reinsurance Group of America	3,077	473,858
RenaissanceRe Holdings	3,891	538,942
RLI	4,751	301,166
Safety Insurance Group	2,774	213,182
Selective Insurance Group	9,030	548,121
State Auto Financial	2,700	77,139
Stewart Information Services	3,350	147,199
†Third Point Reinsurance	3,639	50,764
Torchmark	4,659	392,148
Travelers	16,452	2,284,525
United Fire Group	2,487	119,028
United Insurance Holdings	3,254	62,282
Universal Insurance Holdings	7,335	233,987
Unum Group	10,922	519,996
Validus Holdings	9,014	607,994
White Mountains Insurance Group	507	417,018
Willis Towers Watson	2,711	412,587
WR Berkley	7,291	530,056
XL Group	10,294	568,846

		39,968,339

Internet & Direct Marketing Retail–2.63%
†1-800-Flowers.com Class A	5,253	61,985
†Amazon.com	18,776	27,175,256
†Booking Holdings	1,902	3,956,902
Expedia Group	3,181	351,214
†FTD	4,356	15,856
†Groupon	36,475	158,301

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Liberty Expedia Holdings Class A	2,228	$87,516
†Liberty Interactive Corp. QVC Group Class A	22,590	568,590
†Liberty TripAdvisor Holdings Class A	10,113	108,715
†Netflix	6,481	1,914,163
Nutrisystem	3,791	102,167
PetMed Express	1,000	41,750
†Shutterfly	4,144	336,700
†TripAdvisor	8,010	327,529
†Wayfair Class A	1,793	121,081

		35,327,725

Internet Software & Services–2.54%
†2U	1,796	150,918
†Akamai Technologies	9,655	685,312
†Alphabet Class A	7,226	7,494,374
†Alphabet Class C	7,524	7,763,188
†ANGI Homeservices Class A	2,100	28,518
†Blucora	5,281	129,913
†Carbonite	4,619	133,027
†Cars.com	8,684	246,018
†comScore	2,587	62,269
†DHI Group	5,517	8,827
†eBay	39,388	1,584,973
†Envestnet	1,992	114,142
†Facebook Class A	66,556	10,634,983
†GoDaddy Class A	367	22,541
†GrubHub	5,087	516,178
†GTT Communications	5,749	325,968
†InterActiveCorp	3,063	478,992
†Internap	1,580	17,380
j2 Global	6,291	496,486
†Limelight Networks	5,104	20,977
†Liquidity Services	356	2,314
LogMeIn	3,889	449,374
†Match Group	7,041	312,902
†New Relic	1,830	135,640
NIC	6,405	85,187
†Nutanix Class A	3,319	162,996
†Shutterstock	1,235	59,465
†Stamps.com	1,566	314,844
†Twitter	7,054	204,637
†VeriSign	5,960	706,618
†Web.com Group	9,420	170,502
†XO Group	1,837	38,118
†Yelp	2,468	103,039
†Zillow Group	4,254	229,716
†Zillow Group Class C	5,985	321,993

		34,212,329

IT Services–4.55%
Accenture Class A	35,747	5,487,165

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Acxiom	9,820	$223,012
Alliance Data Systems	4,827	1,027,475
Amdocs	10,852	724,045
Automatic Data Processing	23,070	2,617,984
†Black Knight	6,375	300,263
†Blackhawk Network Holdings Class A	5,669	253,404
Booz Allen Hamilton Holding	17,715	685,925
Broadridge Financial Solutions	9,459	1,037,558
†CACI International Class A	3,716	562,417
†Cardtronics Class A	8,238	183,790
Cass Information Systems	645	38,384
Cognizant Technology Solutions Class A	14,788	1,190,434
†Conduent	18,114	337,645
Convergys	8,676	196,251
†CoreLogic	11,629	525,980
CSG Systems International	5,410	245,019
CSRA	12,709	523,992
DST Systems	10,530	880,835
DXC Technology	8,737	878,331
†EPAM Systems	4,126	472,510
†Euronet Worldwide	5,965	470,758
EVERTEC	11,471	187,551
†ExlService Holdings	3,213	179,189
Fidelity National Information Services	10,239	986,016
†First Data	1,118	17,888
†Fiserv	24,198	1,725,559
†FleetCor Technologies	4,616	934,740
†Gartner	2,365	278,171
Genpact	15,431	493,638
Global Payments	6,238	695,662
Hackett Group	2,613	41,965
International Business Machines	50,503	7,748,675
Jack Henry & Associates	5,618	679,497
Leidos Holdings	7,833	512,278
†Luxoft Holding	847	34,685
ManTech International Class A	3,157	175,119
Mastercard Class A	57,083	9,998,658
MAXIMUS	8,374	558,881
†MoneyGram International	6,116	52,720
Paychex	18,217	1,121,985
†PayPal Holdings	19,280	1,462,774
†Perficient	3,999	91,657
Sabre	16,026	343,758
Science Applications International	6,361	501,247
†Square Class A	4,058	199,654
†Sykes Enterprises	6,187	179,052
†Syntel	9,000	229,770
†Teradata	13,485	534,950
Total System Services	12,198	1,052,199
Travelport Worldwide	9,208	150,459
TTEC Holdings	3,912	120,098

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Unisys	5,740	$61,705
†Virtusa	1,578	76,470
Visa Class A	74,156	8,870,541
Western Union	31,870	612,860
†WEX	4,036	632,118
†Worldpay Class A	9,226	758,746

		61,164,112

Leisure Products–0.25%
†American Outdoor Brands	8,067	83,251
Brunswick	11,643	691,478
Callaway Golf	9,101	148,892
Hasbro	9,226	777,752
†Malibu Boats Class A	3,566	118,427
Mattel	22,859	300,596
†Nautilus	4,229	56,880
Polaris Industries	8,880	1,016,938
Sturm Ruger & Co.	1,692	88,830
†Vista Outdoor	7,301	119,152

		3,402,196

Life Sciences Tools & Services–0.72%
Agilent Technologies	7,921	529,915
†Bio-Rad Laboratories Class A	1,608	402,129
Bio-Techne	3,697	558,395
Bruker	15,441	461,995
†Cambrex	5,069	265,109
†Charles River Laboratories International	7,518	802,471
†Enzo Biochem	4,600	25,208
†Illumina	3,335	788,461
†IQVIA Holdings	3,805	373,309
Luminex	4,176	87,988
†Medpace Holdings	1,953	68,179
†Mettler-Toledo International	2,175	1,250,690
PerkinElmer	5,921	448,338
†PRA Health Sciences	4,979	413,058
†Syneos Health	7,453	264,582
Thermo Fisher Scientific	10,126	2,090,614
†Waters	4,541	902,070

		9,732,511

Machinery–2.88%
Actuant Class A	3,465	80,561
AGCO	11,162	723,856
Alamo Group	1,868	205,293
Albany International	4,803	301,148
Allison Transmission Holdings	19,350	755,811
Altra Industrial Motion	3,166	145,478
Astec Industries	3,444	190,040
Barnes Group	7,276	435,760
Briggs & Stratton	6,831	146,252
Caterpillar	25,731	3,792,235

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†Chart Industries	3,942	$232,696
CIRCOR International	2,161	92,188
†Colfax	13,541	431,958
Columbus McKinnon	3,989	142,966
Crane	5,256	487,441
Cummins	6,741	1,092,649
Deere & Co.	15,561	2,416,935
Donaldson	14,837	668,407
Douglas Dynamics	3,817	165,467
Dover	13,519	1,327,836
EnPro Industries	3,111	240,729
ESCO Technologies	2,378	139,232
Federal Signal	9,771	215,157
Flowserve	13,578	588,335
Fortive	8,836	684,967
Franklin Electric	6,304	256,888
†Gardner Denver Holdings	3,892	119,407
Global Brass & Copper Holdings	1,864	62,351
Gorman-Rupp	700	20,475
Graco	15,750	720,090
†Harsco	14,587	301,222
Hillenbrand	9,705	445,459
Hyster-Yale Materials Handling	2,265	158,391
IDEX	4,443	633,172
Illinois Tool Works	17,309	2,711,628
Ingersoll-Rand	10,399	889,218
ITT	10,472	512,919
John Bean Technologies	3,731	423,095
Kadant	1,257	118,787
Kennametal	9,700	389,552
†LB Foster Class A	1,339	31,533
Lincoln Electric Holdings	6,053	544,467
Lindsay	567	51,846
†Lydall	878	42,363
†Manitowoc	5,279	150,240
†Meritor	14,282	293,638
†Middleby	3,797	470,031
†Milacron Holdings	5,200	104,728
Mueller Industries	7,847	205,278
Mueller Water Products Class A	19,692	214,052
†Navistar International	9,723	340,013
NN	2,981	71,544
Nordson	4,662	635,617
Oshkosh	9,083	701,843
PACCAR	15,873	1,050,316
Parker-Hannifin	5,740	981,712
Park-Ohio Holdings	801	31,119
Pentair	9,608	654,593
†Proto Labs	1,861	218,761
†RBC Bearings	2,276	282,679
REV Group	4,714	97,863
†Rexnord	17,542	520,647

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Snap-on	4,695	$692,700
†SPX	4,663	151,454
†SPX FLOW	4,663	229,373
Standex International	1,405	133,967
Stanley Black & Decker	4,244	650,181
Sun Hydraulics	2,590	138,720
Tennant	2,035	137,770
Terex	12,427	464,894
Timken	8,361	381,262
Titan International	4,215	53,151
Toro	10,402	649,605
†TriMas	5,477	143,771
Trinity Industries	19,301	629,792
Wabash National	13,252	275,774
†WABCO Holdings	4,566	611,250
Wabtec	4,860	395,604
Watts Water Technologies Class A	2,752	213,830
†Welbilt	20,316	395,146
Woodward	6,253	448,090
Xylem	10,270	789,968

		38,747,236

Marine–0.06%
†Kirby	7,077	544,575
Matson	7,118	203,860

		748,435

Media–2.80%
AMC Entertainment Holdings	5,436	76,376
†AMC Networks Class A	4,165	215,331
Cable One	675	463,799
CBS Class B	19,875	1,021,376
†Charter Communications Class A	8,548	2,660,309
Cinemark Holdings	15,721	592,210
Clear Channel Outdoor Holdings Class A	2,039	9,991
Comcast Class A	255,331	8,724,660
†Discovery Class A	16,083	344,659
†Discovery Class C	18,277	356,767
†DISH Network Class A	12,793	484,727
Entercom Communications Class A	14,267	137,677
Entravision Communications Class A	11,605	54,543
EW Scripps Class A	6,953	83,366
Gannett	12,945	129,191
†GCI Liberty Class A	11,490	607,349
†Gray Television	12,929	164,198
†IMAX	3,543	68,026
Interpublic Group	29,757	685,304
John Wiley & Sons Class A	8,331	530,685
†Liberty Broadband Class A	1,624	137,715
†Liberty Broadband Class C	4,561	390,832

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Liberty Media - Liberty Formula One Class A	1,485	$43,496
†Liberty Media - Liberty Formula One Class C	3,069	94,679
†Liberty Media-Liberty Braves Class A	594	13,502
†Liberty Media-Liberty Braves Class C	1,227	28,000
†Liberty SiriusXM Group Class A	5,940	244,134
†Liberty SiriusXM Group Class C	12,277	501,515
Lions Gate Entertainment Class A	5,974	154,308
Lions Gate Entertainment Class B	9,378	225,822
†Live Nation Entertainment	15,171	639,306
†Madison Square Garden Class A	1,945	478,081
Meredith	5,810	312,578
†MSG Networks	7,386	166,924
National CineMedia	6,797	35,276
New Media Investment Group	3,136	53,751
New York Times Class A	15,478	373,020
News Class A	15,331	242,230
News Class B	8,371	134,773
Nexstar Media Group Class A	5,697	378,851
Omnicom Group	14,332	1,041,506
†Reading International Class A	489	8,142
Scholastic	4,716	183,169
Sinclair Broadcast Group Class A	9,958	311,685
Sirius XM Holdings	68,041	424,576
TEGNA	26,053	296,744
Time Warner	32,926	3,114,141
Tribune Media Class A	5,496	222,643
Twenty-First Century Fox Class A	52,996	1,944,423
Twenty-First Century Fox Class B	17,580	639,385
Viacom Class A	300	11,880
Viacom Class B	26,734	830,358
Walt Disney	64,400	6,468,336
World Wrestling Entertainment Class A	3,541	127,511

		37,683,836

Metals & Mining–0.76%
†AK Steel Holding	26,497	120,031
†Alcoa	15,339	689,641
†Allegheny Technologies	11,771	278,737
Carpenter Technology	7,558	333,459
†Century Aluminum	9,082	150,216
†Cleveland-Cliffs	18,689	129,889
†Coeur Mining	21,436	171,488
Commercial Metals	17,961	367,482
Compass Minerals International	6,373	384,292
†Ferroglobe	12,975	139,222
†Freeport-McMoRan	96,351	1,692,887
Haynes International	1,268	47,055
Hecla Mining	48,398	177,621
Kaiser Aluminum	1,961	197,865
Materion	3,100	158,255

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
Newmont Mining	13,741	$536,861
Nucor	20,697	1,264,380
Reliance Steel & Aluminum	8,181	701,439
Royal Gold	5,496	471,942
†Ryerson Holding	607	4,947
Schnitzer Steel Industries Class A	2,756	89,157
Southern Copper	3,216	174,243
Steel Dynamics	21,496	950,553
†SunCoke Energy	6,103	65,668
†TimkenSteel	6,778	102,958
United States Steel	14,338	504,554
Worthington Industries	8,534	366,279

		10,271,121

Multiline Retail–0.72%
Big Lots	8,831	384,413
Dillard’s Class A	4,526	363,619
Dollar General	15,063	1,409,144
†Dollar Tree	12,823	1,216,903
Fred’s Class A	5,241	15,671
†JC Penney	41,484	125,282
Kohl’s	28,811	1,887,409
Macy’s	41,432	1,232,188
Nordstrom	14,481	701,025
†Ollie’s Bargain Outlet Holdings	3,936	237,341
Target	30,038	2,085,538

		9,658,533

Multi-Utilities–0.79%
Ameren	14,689	831,838
Avista	8,017	410,871
Black Hills	4,628	251,300
CenterPoint Energy	22,804	624,830
CMS Energy	16,911	765,899
Consolidated Edison	10,269	800,366
Dominion Energy	23,695	1,597,754
DTE Energy	6,090	635,796
MDU Resources Group	18,965	534,054
NiSource	16,856	403,027
NorthWestern	5,837	314,031
Public Service Enterprise Group	16,849	846,494
SCANA	7,858	295,068
Sempra Energy	7,988	888,425
Unitil	1,492	69,244
Vectren	10,681	682,730
WEC Energy Group	11,137	698,290

		10,650,017

Oil, Gas & Consumable Fuels–3.49%
Anadarko Petroleum	11,224	678,042
Andeavor	12,681	1,275,201
†Antero Resources	25,679	509,728
Apache	6,314	242,963

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Arch Coal Class A	2,884	$264,982
Cabot Oil & Gas	11,202	268,624
†Callon Petroleum	21,912	290,115
†Carrizo Oil & Gas	10,989	175,824
†Centennial Resource Development Class A	22,272	408,691
†Cheniere Energy	13,897	742,795
Cheniere Energy Partners Holdings	2,495	68,887
Chevron	57,658	6,575,318
Cimarex Energy	2,056	192,236
†CNX Resources	25,588	394,823
†Concho Resources	5,322	800,056
ConocoPhillips	25,004	1,482,487
†CONSOL Energy	3,198	92,646
†Continental Resources	10,703	630,942
CVR Energy	6,305	190,537
Delek U.S. Holdings	14,079	573,015
†Denbury Resources	28,238	77,372
Devon Energy	5,918	188,133
DHT Holdings	14,019	47,665
†Diamondback Energy	2,433	307,823
†Dorian LPG	650	4,869
†Energen	10,047	631,554
EnLink Midstream	13,242	193,995
EOG Resources	10,607	1,116,599
†EP Energy Class A	16,914	22,665
EQT	11,661	554,014
Exxon Mobil	124,253	9,270,516
GasLog	9,204	151,406
Green Plains	4,898	82,286
†Gulfport Energy	21,110	203,711
†Halcon Resources	8,065	39,277
Hess	11,154	564,615
HollyFrontier	16,197	791,385
Kinder Morgan	60,700	914,142
†Kosmos Energy	37,603	236,899
†Laredo Petroleum	19,201	167,241
Marathon Oil	33,764	544,613
Marathon Petroleum	30,600	2,237,166
†Matador Resources	10,004	299,220
Murphy Oil	18,269	472,071
NACCO Industries Class A	200	6,570
†Newfield Exploration	18,154	443,321
Noble Energy	20,258	613,817
†Oasis Petroleum	35,805	290,021
Occidental Petroleum	17,199	1,117,247
ONEOK	8,969	510,515
Panhandle Oil & Gas Class A	1,806	34,856
†Par Pacific Holdings	3,481	59,769
†Parsley Energy Class A	7,407	214,729
PBF Energy Class A	14,133	479,109
†PDC Energy	7,821	383,464

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy	11,075	$404,237
Phillips 66	8,513	816,567
Pioneer Natural Resources	3,578	614,629
†QEP Resources	24,720	242,009
Range Resources	11,488	167,036
†Renewable Energy Group	5,557	71,130
†REX American Resources	1,042	75,858
†RSP Permian	13,165	617,175
Scorpio Tankers	27,600	54,096
SemGroup Class A	8,022	171,671
SM Energy	11,793	212,628
†SRC Energy	22,788	214,891
Targa Resources	9,743	428,692
Teekay	13,659	110,501
†Ultra Petroleum	9,976	41,600
Valero Energy	19,970	1,852,617
†Whiting Petroleum	14,346	485,469
Williams	20,050	498,443
World Fuel Services	7,994	196,253
†WPX Energy	32,521	480,660

		46,886,729

Paper & Forest Products–0.19%
Boise Cascade	5,938	229,207
†Clearwater Paper	2,473	96,694
Domtar	10,267	436,758
KapStone Paper & Packaging	17,293	593,323
Louisiana-Pacific	18,790	540,588
Mercer International	10,372	129,131
Neenah	2,359	184,946
PH Glatfelter	4,944	101,500
†Resolute Forest Products	7,351	61,013
Schweitzer-Mauduit International	4,384	171,634

		2,544,794

Personal Products–0.37%
†Avon Products	40,949	116,295
Coty Class A	33,297	609,335
†Edgewell Personal Care	5,853	285,743
Estee Lauder Class A	12,377	1,853,084
†Herbalife	8,001	779,857
Inter Parfums	3,508	165,402
Medifast	1,745	163,070
Natural Health Trends	1,722	32,735
Nu Skin Enterprises Class A	9,513	701,203
†Revlon Class A	4,768	98,221
†USANA Health Sciences	1,848	158,743

		4,963,688

Pharmaceuticals–3.05%
†Akorn	9,574	179,130
Allergan	10,435	1,756,106
†Amphastar Pharmaceuticals	2,340	43,875

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb	33,192	$2,099,394
†Catalent	17,323	711,282
†Corcept Therapeutics	8,642	142,161
†Depomed	3,876	25,543
Eli Lilly & Co.	38,525	2,980,679
†Endo International	19,354	114,963
†Horizon Pharma	15,728	223,338
†Impax Laboratories	7,524	146,342
†Innoviva	2,811	46,859
†Jazz Pharmaceuticals	3,133	473,052
Johnson & Johnson	107,896	13,826,872
†Lannett	7,113	114,164
†Mallinckrodt	8,454	122,414
Merck & Co.	87,602	4,771,681
†Mylan	9,794	403,219
†Nektar Therapeutics	2,463	261,718
Perrigo	6,641	553,461
Pfizer	245,931	8,728,091
Phibro Animal Health Class A	1,442	57,247
†Prestige Brands Holdings	6,536	220,394
†Supernus Pharmaceuticals	3,800	174,040
†Taro Pharmaceutical Industries	3,413	337,000
Zoetis	29,532	2,466,217

		40,979,242

Professional Services–0.67%
†ASGN	6,674	546,467
Barrett Business Services	300	24,864
†CBIZ	6,360	116,070
†CoStar Group	768	278,538
Dun & Bradstreet	4,540	531,180
Equifax	7,987	940,948
Exponent	2,558	201,187
Forrester Research	2,034	84,309
†Franklin Covey	993	26,712
†FTI Consulting	6,870	332,577
†GP Strategies	1,772	40,136
Heidrick & Struggles International	2,100	65,625
†Huron Consulting Group	2,990	113,919
ICF International	3,173	185,462
Insperity	6,610	459,725
Kelly Services Class A	3,655	106,141
Kforce	4,767	128,947
Korn/Ferry International	6,340	327,081
ManpowerGroup	9,027	1,039,008
†Mistras Group	3,448	65,305
†Navigant Consulting	4,750	91,390
Nielsen Holdings	18,787	597,239
Resources Connection	4,071	65,950
Robert Half International	9,812	568,017
RPX	7,879	84,226
†TransUnion	1,042	59,165

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
†TriNet Group	8,091	$374,775
†TrueBlue	5,561	144,030
†Verisk Analytics Class A	13,318	1,385,072
†WageWorks	1,037	46,872

		9,030,937

Real Estate Management & Development–0.29%
†Altisource Portfolio Solutions	2,089	55,484
†CBRE Group Class A	23,540	1,111,559
†Forestar Group	476	10,067
HFF Class A	5,680	282,296
†Howard Hughes	4,225	587,824
Jones Lang LaSalle	4,388	766,320
Kennedy-Wilson Holdings	16,113	280,366
†Marcus & Millichap	3,589	129,419
†Rafael Holdings Class B	1,698	8,235
RE/MAX Holdings	1,148	69,397
Realogy Holdings	18,390	501,679
RMR Group Class A	262	18,327
†St. Joe	6,456	121,696

		3,942,669

Road & Rail–1.46%
AMERCO	1,614	556,991
ArcBest	3,735	119,707
†Avis Budget Group	12,271	574,774
Celadon Group	4,136	15,303
†Covenant Transportation Group Class A	3,400	101,422
CSX	45,583	2,539,429
†Genesee & Wyoming	5,867	415,325
Heartland Express	13,599	244,646
†Hertz Global Holdings	10,281	204,078
JB Hunt Transport Services	9,176	1,074,968
Kansas City Southern	10,638	1,168,584
Knight-Swift Transportation Holdings Class A	26,318	1,210,891
Landstar System	5,452	597,812
Marten Transport	7,936	180,941
Norfolk Southern	13,859	1,881,775
Old Dominion Freight Line	9,409	1,382,841
†Roadrunner Transportation Systems	5,207	13,226
Ryder System	10,618	772,884
†Saia	3,643	273,771
Schneider National Class B	12,607	328,538
Union Pacific	40,978	5,508,673
†USA Truck	1,448	36,910
Werner Enterprises	12,297	448,841
†YRC Worldwide	1,455	12,848

		19,665,178

Semiconductors & Semiconductor Equipment–4.52%
†Advanced Energy Industries	5,778	369,214

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Advanced Micro Devices	18,799	$188,930
†Alpha & Omega Semiconductor	1,200	18,540
†Amkor Technology	37,829	383,208
Analog Devices	6,994	637,363
Applied Materials	33,111	1,841,303
†Axcelis Technologies	1,050	25,830
Broadcom	8,166	1,924,318
Brooks Automation	9,566	259,047
Cabot Microelectronics	2,668	285,769
†Cavium	2,665	211,548
†CEVA	2,353	85,179
†Cirrus Logic	8,845	359,372
Cohu	2,980	67,974
†Cree	10,967	442,080
Cypress Semiconductor	32,772	555,813
†Diodes	7,611	231,831
†DSP Group	4,368	51,542
Entegris	15,222	529,726
†First Solar	9,258	657,133
†FormFactor	7,433	101,460
†Integrated Device Technology	11,976	365,987
Intel	277,479	14,451,106
KLA-Tencor	12,919	1,408,300
†Kulicke & Soffa Industries	12,689	317,352
Lam Research	6,878	1,397,334
†Lattice Semiconductor	17,582	97,932
†MACOM Technology Solutions Holdings	2,830	46,978
Marvell Technology Group	22,436	471,156
Maxim Integrated Products	11,953	719,810
†MaxLinear Class A	5,379	122,372
Microchip Technology	8,427	769,891
†Micron Technology	71,704	3,738,647
†Microsemi	13,512	874,497
MKS Instruments	6,800	786,420
Monolithic Power Systems	1,222	141,471
†Nanometrics	2,667	71,742
†NeoPhotonics	2,126	14,563
NVE	50	4,155
NVIDIA	46,520	10,773,567
†ON Semiconductor	41,688	1,019,688
†PDF Solutions	3,040	35,446
†Photronics	5,636	46,497
Power Integrations	2,120	144,902
†Qorvo	5,653	398,254
QUALCOMM	55,727	3,087,833
†Rambus	9,571	128,539
†Rudolph Technologies	4,102	113,625
†Semtech	6,166	240,782
†Sigma Designs	1,968	12,202
†Silicon Laboratories	1,698	152,650
Skyworks Solutions	10,149	1,017,539

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†SolarEdge Technologies	4,785	$251,691
†Synaptics	4,025	184,063
Teradyne	15,372	702,654
Texas Instruments	55,321	5,747,299
†Ultra Clean Holdings	2,793	53,765
†Veeco Instruments	6,193	105,281
Versum Materials	8,954	336,939
†Xcerra	5,880	68,502
Xilinx	14,519	1,048,853
Xperi	7,199	152,259

		60,849,723

Software–4.27%
†ACI Worldwide	14,185	336,468
Activision Blizzard	15,960	1,076,662
†Adobe Systems	9,671	2,089,710
†ANSYS	4,453	697,741
†Aspen Technology	10,168	802,154
†Atlassian	1,472	79,370
†Autodesk	2,283	286,699
Blackbaud	4,439	451,935
CA	32,681	1,107,886
†Cadence Design Systems	19,616	721,280
CDK Global	6,967	441,290
†Citrix Systems	8,053	747,318
†Dell Technologies Class V	12,928	946,459
Ebix	1,744	129,928
†Electronic Arts	12,128	1,470,399
†Ellie Mae	801	73,644
†Fair Isaac	3,439	582,463
†FireEye	6,823	115,513
†Fortinet	3,418	183,136
†Globant	250	12,885
†Guidewire Software	3,953	319,521
†HubSpot	1,237	133,967
Intuit	14,192	2,460,183
†Manhattan Associates	8,875	371,685
Microsoft	319,000	29,115,130
†MicroStrategy	1,106	142,663
Monotype Imaging Holdings	3,104	69,685
†Nuance Communications	30,262	476,627
Oracle	78,755	3,603,041
†Paycom Software	4,540	487,551
†Paylocity Holding	1,071	54,867
Pegasystems	3,592	217,855
Progress Software	4,679	179,908
†Proofpoint	637	72,395
†PTC	2,065	161,091
QAD Class A	1,105	46,023
†Qualys	453	32,956
†RealPage	4,008	206,412
†Red Hat	9,877	1,476,710

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†RingCentral Class A	402	$25,527
†salesforce.com	7,597	883,531
†Seachange International	2,000	5,420
†ServiceNow	2,218	366,968
†Splunk	2,645	260,242
SS&C Technologies Holdings	13,162	706,010
Symantec	8,527	220,423
†Synchronoss Technologies	4,423	46,663
†Synopsys	3,261	271,446
†Tableau Software Class A	2,254	182,168
†Take-Two Interactive Software	6,889	673,606
†Telenav	2,300	12,420
TiVo	16,231	219,930
†Tyler Technologies	1,278	269,607
†Ultimate Software Group	685	166,935
†VASCO Data Security International	584	7,563
†Verint Systems	5,416	230,722
†VMware Class A	1,975	239,508
†Workday Class A	1,507	191,555
†Zedge Class B	1,132	3,622
†Zendesk	3,338	159,790
†Zynga Class A	82,444	301,745

		57,426,611

Specialty Retail–3.30%
Aaron’s	13,763	641,356
Abercrombie & Fitch	4,585	111,003
Advance Auto Parts	4,940	585,637
American Eagle Outfitters	28,359	565,195
†America’s Car-Mart	962	48,533
†Asbury Automotive Group	5,290	357,075
†Ascena Retail Group	28,043	56,366
†At Home Group	3,539	113,390
†AutoNation	13,117	613,613
†AutoZone	1,214	787,510
Barnes & Noble	9,682	47,926
†Barnes & Noble Education	6,119	42,160
Bed Bath & Beyond	20,862	437,893
Best Buy	38,202	2,673,758
Big 5 Sporting Goods	900	6,525
†Build-A-Bear Workshop	2,901	26,544
†Burlington Stores	4,740	631,131
Caleres	7,320	245,952
†CarMax	11,906	737,458
Cato Class A	4,303	63,426
Chico’s FAS	18,957	171,371
Children’s Place	3,021	408,590
Citi Trends	2,149	66,426
Dick’s Sporting Goods	11,492	402,795
DSW Class A	11,901	267,296
†Express	12,788	91,562
Finish Line Class A	5,944	80,482

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Five Below	5,269	$386,428
Foot Locker	14,273	649,992
†Francesca’s Holdings	6,695	32,136
GameStop Class A	18,683	235,779
Gap	31,510	983,112
†Genesco	3,102	125,941
Group 1 Automotive	3,419	223,397
Guess	11,019	228,534
Haverty Furniture	2,655	53,498
†Hibbett Sports	4,645	111,248
Home Depot	67,501	12,031,378
†Kirkland’s	2,488	24,109
L Brands	11,417	436,244
Lithia Motors Class A	3,884	390,420
Lowe’s	49,478	4,341,695
†MarineMax	2,439	47,439
†Michaels	14,861	292,910
Monro	3,844	206,038
†Murphy USA	6,800	495,040
Office Depot	59,243	127,372
†O’Reilly Automotive	5,347	1,322,741
†Party City Holdco	1,834	28,610
Penske Automotive Group	13,958	618,758
Rent-A-Center	8,035	69,342
†RH	5,147	490,406
Ross Stores	23,514	1,833,622
†Sally Beauty Holdings	19,812	325,907
Shoe Carnival	1,575	37,485
Signet Jewelers	8,178	315,017
†Sleep Number	8,853	311,183
Sonic Automotive Class A	5,355	101,477
†Sportsman’s Warehouse Holdings	165	673
Stage Stores	4,087	8,910
Tailored Brands	4,077	102,170
Tiffany & Co.	8,129	793,878
Tile Shop Holdings	2,643	15,858
TJX	36,832	3,004,018
Tractor Supply	10,859	684,334
†Ulta Beauty	4,365	891,639
†Urban Outfitters	22,925	847,308
†Vitamin Shoppe	3,839	16,700
Williams-Sonoma	13,719	723,814
Winmark	151	19,751
†Zumiez	4,241	101,360

		44,368,644

Technology Hardware, Storage & Peripherals–3.82%
Apple	256,517	43,038,422
†Avid Technology	6,614	30,028
†Cray	6,871	142,230
Diebold Nixdorf	5,855	90,167
†Electronics For Imaging	5,336	145,833

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise	45,678	$801,192
HP	67,511	1,479,841
†NCR	16,424	517,684
NetApp	23,621	1,457,179
†Pure Storage Class A	2,550	50,873
Seagate Technology	26,122	1,528,659
†Stratasys	4,881	98,499
†Super Micro Computer	6,166	104,822
Western Digital	13,187	1,216,764
Xerox	23,774	684,216

		51,386,409

Textiles, Apparel & Luxury Goods–1.02%
Carter’s	6,021	626,786
Columbia Sportswear	6,536	499,546
†Crocs	5,293	86,011
Culp	695	21,232
†Deckers Outdoor	5,238	471,577
†Fossil Group	8,573	108,877
†G-III Apparel Group	5,901	222,350
Hanesbrands	28,474	524,491
†Lululemon Athletica	9,083	809,477
†Michael Kors Holdings	15,972	991,542
Movado Group	2,255	86,592
NIKE Class B	64,610	4,292,688
Oxford Industries	2,792	208,172
†Perry Ellis International	2,325	59,985
PVH	3,820	578,463
Ralph Lauren	3,815	426,517
†Skechers U.S.A. Class A	13,059	507,864
Steven Madden	7,834	343,913
Tapestry	19,971	1,050,674
†Under Armour Class A	8,228	134,528
†Under Armour Class C	8,286	118,904
†Unifi	3,174	115,058
†Vera Bradley	810	8,594
VF	12,928	958,223
Wolverine World Wide	14,935	431,622

		13,683,686

Thrift & Mortgage Finance–0.44%
Beneficial Bancorp	11,715	182,168
†BofI Holding	7,624	309,001
Capitol Federal Financial	21,314	263,228
Clifton Bancorp	3,028	47,388
Dime Community Bancshares	6,872	126,445
†Essent Group	9,692	412,492
First Defiance Financial	802	45,971
†Flagstar Bancorp	7,368	260,827
†HomeStreet	2,845	81,509
Kearny Financial	7,885	102,505
†LendingTree	428	140,448

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
Meridian Bancorp	8,312	$167,487
Meta Financial Group	741	80,917
†MGIC Investment	35,831	465,803
†Nationstar Mortgage Holdings	2,734	49,103
New York Community Bancorp	35,357	460,702
†NMI Holdings Class A	6,858	113,500
Northfield Bancorp	6,724	104,962
Northwest Bancshares	14,286	236,576
OceanFirst Financial	4,341	116,122
Oritani Financial	6,244	95,845
†PennyMac Financial Services Class A	1,643	37,214
†PHH	8,109	84,820
Provident Financial Services	9,985	255,516
Radian Group	23,244	442,566
TFS Financial	9,915	145,651
TrustCo Bank	12,472	105,388
United Community Financial	2,888	28,476
United Financial Bancorp	4,707	76,253
Walker & Dunlop	4,483	266,380
Washington Federal	9,358	323,787
Waterstone Financial	3,925	67,903
WSFS Financial	3,684	176,464

		5,873,417

Tobacco–0.96%
Altria Group	107,115	6,675,407
Philip Morris International	58,687	5,833,488
Universal	2,033	98,601
Vector Group	15,697	320,062

		12,927,558

Trading Companies & Distributors–0.70%
Air Lease	16,007	682,218
Applied Industrial Technologies	5,007	365,010
†Beacon Roofing Supply	6,388	339,011
†BMC Stock Holdings	4,881	95,424
†CAI International	2,879	61,208
†DXP Enterprises	1,631	63,527
Fastenal	18,484	1,009,042
GATX	4,500	308,205
†GMS	3,890	118,878
H&E Equipment Services	2,771	106,656
†HD Supply Holdings	14,675	556,769
†Herc Holdings	2,833	184,003
Kaman	3,636	225,868
†MRC Global	11,216	184,391
MSC Industrial Direct	6,411	587,953
†NOW	8,471	86,574
†Rush Enterprises Class A	4,686	199,108
†SiteOne Landscape Supply	1,171	90,214
Triton International	9,649	295,259
†United Rentals	7,828	1,352,130

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Univar	9,831	$272,810
†Veritiv	1,100	43,120
Watsco	3,045	551,054
†WESCO International	6,714	416,604
WW Grainger	4,437	1,252,432

		9,447,468

Transportation Infrastructure–0.01%
Macquarie Infrastructure	5,269	194,584

		194,584

Water Utilities–0.15%
American States Water	4,789	254,104
American Water Works	8,616	707,632
Aqua America	15,838	539,442
California Water Service Group	6,748	251,363
Connecticut Water Service	819	49,574
Middlesex Water	1,357	49,802
SJW Group	2,258	119,019
York Water	591	18,321

		1,989,257

Wireless Telecommunication Services–0.16%
†Boingo Wireless	4,098	101,507
Shenandoah Telecommunications	6,684	240,624
Spok Holdings	1,858	27,777
†Sprint	62,251	303,785
Telephone & Data Systems	13,099	367,165
†T-Mobile US	15,158	925,244
†United States Cellular	3,838	154,249

		2,120,351

Total Common Stock (Cost $907,642,072)		1,341,583,719

PREFERRED STOCK–0.00%
GCI Liberty 5.00%, maturity date 03/12/39	1,550	36,202

Total Preferred Stock (Cost $11,794)		36,202

RIGHTS–0.00%
†=Babcock & Wilcox Enterprise exercise price $2.00 expiration date 4/30/18	3,921	7,520
†=pDyax CVR	7,132	22,822
†=pMedia General CVR	16,818	1,682

Total Rights (Cost $7,917)		32,024

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.19%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	2,564,749	$2,564,749

Total Money Market Fund (Cost $2,564,749)		2,564,749

TOTAL VALUE OF SECURITIES–99.92% (Cost $910,226,532)	$1,344,216,694
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	1,025,859

NET ASSETS APPLICABLE TO 42,286,722 SHARES OUTSTANDING–100.00%	$1,345,242,553

†	Non-income producing.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2018, the aggregate value of restricted securities was $24,504 which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Dyax CVR	1/22/16	$7,917	$22,822
Media General CVR	1/18/17	—	1,682

Total		$7,917	$24,504

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

See accompanying notes.

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$42,068,729	$—	$—	$42,068,729
Air Freight & Logistics	10,992,178	—	—	10,992,178
Airlines	11,432,522	—	—	11,432,522
Auto Components	11,548,699	—	—	11,548,699
Automobiles	7,289,459	—	—	7,289,459
Banks	90,813,421	—	—	90,813,421
Beverages	22,198,121	—	—	22,198,121
Biotechnology	32,370,551	—	—	32,370,551
Building Products	8,771,450	—	—	8,771,450
Capital Markets	38,909,284	—	—	38,909,284
Chemicals	33,965,942	—	—	33,965,942
Commercial Services & Supplies	14,007,343	—	—	14,007,343
Communications Equipment	15,867,079	—	—	15,867,079
Construction & Engineering	5,894,584	—	—	5,894,584
Construction Materials	2,311,680	—	—	2,311,680
Consumer Finance	13,868,411	—	—	13,868,411
Containers & Packaging	10,460,195	—	—	10,460,195
Distributors	2,675,174	—	—	2,675,174
Diversified Consumer Services	5,043,455	—	—	5,043,455
Diversified Financial Services	10,119,017	—	—	10,119,017
Diversified Telecommunication Services	26,482,625	—	—	26,482,625
Electric Utilities	19,254,007	—	—	19,254,007
Electrical Equipment	8,567,231	—	—	8,567,231
Electronic Equipment, Instruments & Components	19,891,367	—	—	19,891,367
Energy Equipment & Services	8,446,427	—	—	8,446,427
Equity Real Estate Investment Trusts	312,099	—	—	312,099
Food & Staples Retailing	21,899,989	—	—	21,899,989
Food Products	18,897,500	—	—	18,897,500
Gas Utilities	4,056,778	—	—	4,056,778
Health Care Equipment & Supplies	27,208,426	—	—	27,208,426
Health Care Providers & Services	36,942,671	—	—	36,942,671
Health Care Technology	2,553,544	—	—	2,553,544
Hotels, Restaurants & Leisure	31,284,663	—	—	31,284,663
Household Durables	12,158,549	—	—	12,158,549
Household Products	13,845,926	—	—	13,845,926
Independent Power & Renewable Electricity Producers	2,398,400	—	—	2,398,400
Industrial Conglomerates	16,928,888	—	—	16,928,888
Insurance	39,877,254	91,085	—	39,968,339
Internet & Direct Marketing Retail	35,327,725	—	—	35,327,725
Internet Software & Services	34,212,329	—	—	34,212,329
IT Services	61,164,112	—	—	61,164,112
Leisure Products	3,402,196	—	—	3,402,196
Life Sciences Tools & Services	9,732,511	—	—	9,732,511
Machinery	38,747,236	—	—	38,747,236
Marine	748,435	—	—	748,435
Media	37,683,836	—	—	37,683,836
Metals & Mining	10,271,121	—	—	10,271,121
Multiline Retail	9,658,533	—	—	9,658,533
Multi-Utilities	10,650,017	—	—	10,650,017
Oil, Gas & Consumable Fuels	46,886,729	—	—	46,886,729

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock (continued)
Paper & Forest Products	$2,544,794	$—	$—	$2,544,794
Personal Products	4,963,688	—	—	4,963,688
Pharmaceuticals	40,979,242	—	—	40,979,242
Professional Services	9,030,937	—	—	9,030,937
Real Estate Management & Development	3,942,669	—	—	3,942,669
Road & Rail	19,665,178	—	—	19,665,178
Semiconductors & Semiconductor Equipment	60,849,723	—	—	60,849,723
Software	57,426,611	—	—	57,426,611
Specialty Retail	44,368,644	—	—	44,368,644
Technology Hardware, Storage & Peripherals	51,386,409	—	—	51,386,409
Textiles, Apparel & Luxury Goods	13,683,686	—	—	13,683,686
Thrift & Mortgage Finance	5,873,417	—	—	5,873,417
Tobacco	12,927,558	—	—	12,927,558
Trading Companies & Distributors	9,447,468	—	—	9,447,468
Transportation Infrastructure	194,584	—	—	194,584
Water Utilities	1,989,257	—	—	1,989,257
Wireless Telecommunication Services	2,120,351	—	—	2,120,351
Preferred Stock	36,202	—	—	36,202
Rights	—	—	32,024	32,024
Money Market Fund	2,564,749	—	—	2,564,749

Total Investments	$1,344,093,585	$91,085	$32,024	$1,344,216,694

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.69%
Aerospace & Defense–2.52%
AAR	2,117	$93,381
†Aerojet Rocketdyne Holdings	5,032	140,745
†Aerovironment	1,567	71,314
Arconic	12,738	293,484
†Astronics	1,340	49,982
†Astronics Class B	755	27,920
†Axon Enterprise	1,980	77,834
Boeing	5,800	1,901,704
BWX Technologies	3,671	233,219
Cubic	1,722	109,519
Curtiss-Wright	2,571	347,265
†Ducommun	1,095	33,266
†Engility Holdings	2,146	52,362
†Esterline Technologies	2,060	150,689
General Dynamics	2,770	611,893
Harris	4,850	782,208
HEICO	813	70,577
HEICO Class A	2,392	169,712
Hexcel	6,480	418,543
Huntington Ingalls Industries	934	240,748
†KeyW Holding	2,189	17,206
†KLX	2,625	186,533
†Kratos Defense & Security Solutions	5,844	60,135
L3 Technologies	1,716	356,928
Lockheed Martin	1,937	654,570
†Mercury Systems	2,137	103,260
†Moog Class A	2,078	171,248
National Presto Industries	380	35,625
Northrop Grumman	1,351	471,661
Orbital ATK	3,328	441,326
Raytheon	2,913	628,684
Rockwell Collins	4,341	585,384
†Sparton	651	11,334
Spirit AeroSystems Holdings Class A	4,652	389,372
†Teledyne Technologies	1,208	226,101
Textron	7,851	462,973
TransDigm Group	397	121,855
Triumph Group	3,348	84,370
United Technologies	14,131	1,777,962
†Vectrus	700	26,068
†Wesco Aircraft Holdings	5,108	52,357

		12,741,317

Air Freight & Logistics–0.72%
†Air Transport Services Group	6,027	140,550
†Atlas Air Worldwide Holdings	1,823	110,200
CH Robinson Worldwide	2,235	209,442
†Echo Global Logistics	1,779	49,100
Expeditors International of Washington	4,957	313,778
FedEx	5,775	1,386,635
Forward Air	1,883	99,535

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
†Hub Group Class A	2,257	$94,455
†Radiant Logistics	4,220	16,331
United Parcel Service Class B	4,981	521,311
†XPO Logistics	6,749	687,116

		3,628,453

Airlines–0.90%
Alaska Air Group	5,691	352,614
Allegiant Travel	1,389	239,672
American Airlines Group	4,187	217,557
Copa Holdings Class A	1,782	229,219
Delta Air Lines	23,561	1,291,378
Hawaiian Holdings	4,649	179,916
†JetBlue Airways	18,591	377,769
SkyWest	3,604	196,058
Southwest Airlines	9,962	570,623
†Spirit Airlines	4,963	187,502
†United Continental Holdings	10,021	696,159

		4,538,467

Auto Components–0.90%
Adient	3,433	205,156
†American Axle & Manufacturing Holdings	7,789	118,549
Aptiv	2,135	181,411
Autoliv	2,860	417,388
BorgWarner	6,550	329,007
Cooper Tire & Rubber	3,493	102,345
†Cooper-Standard Holdings	1,627	199,812
Dana	11,458	295,158
Delphi Technologies	1,229	58,562
†Dorman Products	2,133	141,226
†Fox Factory Holding	2,570	89,693
Gentex	17,716	407,822
†Gentherm	2,279	77,372
Goodyear Tire & Rubber	12,999	345,513
†Horizon Global	1,513	12,467
LCI Industries	2,232	232,463
Lear	3,268	608,142
†Modine Manufacturing	3,332	70,472
†Motorcar Parts of America	986	21,130
Standard Motor Products	2,098	99,802
†Stoneridge	2,301	63,508
Superior Industries International	1,457	19,378
Tenneco	3,635	199,452
Tower International	1,402	38,905
†Visteon	1,837	202,511

		4,537,244

Automobiles–0.66%
Ford Motor	99,921	1,107,125
General Motors	36,321	1,319,905
Harley-Davidson	8,772	376,143

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
†Tesla	215	$57,218
Thor Industries	3,525	405,974
Winnebago Industries	2,067	77,719

		3,344,084

Banks–8.65%
1st Source	1,769	89,547
Access National	600	17,118
†Allegiance Bancshares	697	27,288
American National Bankshares	300	11,280
Ameris Bancorp	1,895	100,245
Arrow Financial	1,104	37,481
Associated Banc-Corp	8,674	215,549
†Atlantic Capital Bancshares	1,167	21,123
Banc of California	2,993	57,765
BancFirst	2,154	114,377
†Bancorp	3,933	42,476
BancorpSouth Bank	4,888	155,438
Bank of America	138,980	4,168,010
Bank of Hawaii	2,642	219,550
Bank of Marin Bancorp	451	31,096
Bank of NT Butterfield & Son	3,718	166,864
Bank of the Ozarks	6,929	334,463
BankUnited	6,585	263,268
Bankwell Financial Group	404	13,041
Banner	2,275	126,240
Bar Harbor Bankshares	369	10,229
BB&T	10,629	553,133
Berkshire Hills Bancorp	2,972	112,787
Blue Hills Bancorp	1,431	29,836
BOK Financial	1,951	193,129
Boston Private Financial Holdings	5,510	82,925
Bridge Bancorp	778	26,102
Brookline Bancorp	5,712	92,534
Bryn Mawr Bank	1,024	45,005
Cambridge Bancorp	195	17,014
Camden National	1,270	56,515
Capital City Bank Group	557	13,786
Carolina Financial	1,376	54,049
Cathay General Bancorp	4,152	165,997
CenterState Bank	4,256	112,912
Central Pacific Financial	1,797	51,143
Central Valley Community Bancorp	650	12,714
Century Bancorp Class A	314	24,932
Chemical Financial	3,467	189,576
CIT Group	4,126	212,489
Citigroup	33,728	2,276,640
Citizens & Northern	430	9,929
Citizens Financial Group	11,464	481,259
City Holding	834	57,179
CNB Financial	953	27,723
CoBiz Financial	2,929	57,408

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Columbia Banking System	4,085	$171,366
Comerica	4,121	395,328
Commerce Bancshares	5,210	312,131
Community Bank System	2,976	159,395
Community Trust Bancorp	1,117	50,488
ConnectOne Bancorp	2,112	60,826
Cullen/Frost Bankers	1,912	202,806
†Customers Bancorp	1,959	57,105
CVB Financial	6,174	139,779
†Eagle Bancorp	1,871	111,979
East West Bancorp	4,363	272,862
Enterprise Bancorp	505	17,821
Enterprise Financial Services	1,930	90,517
†Equity Bancshares Class A	794	31,093
Farmers Capital Bank	466	18,617
Farmers National Banc	1,405	19,459
†FB Financial	981	39,819
†FCB Financial Holdings Class A	3,083	157,541
Fidelity Southern	1,670	38,527
Fifth Third Bancorp	15,981	507,397
Financial Institutions	846	25,042
First Bancorp (Maine)	400	11,192
†First BanCorp (Puerto Rico)	15,480	93,190
First Bancorp (Southern Pines NC)	1,799	64,134
First Bancshares	606	19,543
First Busey	3,223	95,788
First Business Financial Services	400	10,064
First Citizens BancShares Class A	620	256,209
First Commonwealth Financial	6,233	88,072
First Community Bancshares	1,227	36,626
First Connecticut Bancorp	902	23,091
First Financial	910	37,856
First Financial Bancorp	3,923	115,140
First Financial Bankshares	3,198	148,067
†First Foundation	2,148	39,824
First Horizon National	18,377	346,039
First Internet Bancorp	281	10,397
First Interstate BancSystem Class A	2,323	91,875
First Merchants	3,124	130,271
First Mid-Illinois Bancshares	782	28,504
First Midwest Bancorp	7,574	186,245
First of Long Island	1,230	33,763
First Republic Bank	3,203	296,630
Flushing Financial	1,741	46,937
FNB	14,994	201,669
†Franklin Financial Network	624	20,342
Fulton Financial	9,122	161,915
German American Bancorp	1,728	57,629
Glacier Bancorp	4,105	157,550
Great Southern Bancorp	1,074	53,646
Great Western Bancorp	4,091	164,745
†Green Bancorp	2,278	50,685

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Guaranty Bancorp	1,516	$42,979
Hancock Holding	4,504	232,857
Hanmi Financial	2,236	68,757
†HarborOne Bancorp	1,821	32,159
Heartland Financial USA	2,079	110,291
Heritage Commerce	1,727	28,461
Heritage Financial	2,083	63,740
Hilltop Holdings	4,920	115,423
Home BancShares	10,577	241,261
†HomeTrust Bancshares	1,279	33,318
Hope Bancorp	9,081	165,183
Horizon Bancorp	1,191	35,742
Huntington Bancshares	34,499	520,935
IBERIABANK	2,544	198,432
Independent Bank Group	1,579	111,635
Independent Bank (Massachusetts)	1,383	98,954
Independent Bank (Michigan)	1,507	34,510
International Bancshares	4,657	181,157
Investors Bancorp	16,174	220,613
JPMorgan Chase & Co.	63,993	7,037,310
KeyCorp	16,669	325,879
Lakeland Bancorp	3,567	70,805
Lakeland Financial	1,247	57,649
LegacyTexas Financial Group	2,795	119,682
Live Oak Bancshares	1,103	30,663
M&T Bank	2,043	376,647
Macatawa Bank	1,713	17,592
MainSource Financial Group	2,072	84,227
MB Financial	4,103	166,089
Mercantile Bank	1,121	37,273
Midland States Bancorp	993	31,339
MidWestOne Financial Group	606	20,174
MutualFirst Financial	614	22,257
National Bank Holdings Class A	1,689	56,159
National Bankshares	222	10,001
†National Commerce	938	40,850
NBT Bancorp	2,905	103,069
†Nicolet Bankshares	569	31,335
Northrim BanCorp	322	11,125
OFG Bancorp	3,457	36,126
Old Line Bancshares	771	25,443
Old National Bancorp	10,717	181,117
Old Second Bancorp	1,033	14,359
Opus Bank	2,083	58,324
†Pacific Premier Bancorp	3,397	136,559
PacWest Bancorp	5,799	287,224
Park National	722	74,915
Peapack Gladstone Financial	901	30,084
Peoples Bancorp	1,224	43,391
Peoples Financial Services	412	18,808
People’s United Financial	10,256	191,377
People’s Utah Bancorp	663	21,415

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Pinnacle Financial Partners	3,905	$250,701
PNC Financial Services Group	6,344	959,467
Popular	5,265	219,129
Preferred Bank	736	47,251
Prosperity Bancshares	3,450	250,573
QCR Holdings	595	26,686
Regions Financial	38,330	712,171
Renasant	3,623	154,195
Republic Bancorp Class A	900	34,470
†Republic First Bancorp	1,391	12,102
S&T Bancorp	2,234	89,226
Sandy Spring Bancorp	2,193	85,001
†Seacoast Banking Corp. of Florida	3,281	86,848
ServisFirst Bancshares	2,538	103,601
Sierra Bancorp	878	23,390
†Signature Bank	1,546	219,455
Simmons First National Class A	6,428	182,877
South State	2,550	217,515
Southern National Bancorp of Virginia	801	12,688
Southside Bancshares	1,854	64,408
State Bank Financial	2,567	77,036
Sterling Bancorp	12,947	291,955
Stock Yards Bancorp	886	31,099
Summit Financial Group	450	11,255
SunTrust Banks	6,872	467,571
†SVB Financial Group	1,455	349,215
Synovus Financial	6,754	337,295
TCF Financial	10,469	238,798
†Texas Capital Bancshares	2,530	227,447
Tompkins Financial	757	57,350
Towne Bank	4,546	130,016
TriCo Bancshares	1,330	49,503
†TriState Capital Holdings	1,385	32,201
†Triumph Bancorp	1,132	46,638
Trustmark	4,566	142,277
UMB Financial	2,248	162,733
Umpqua Holdings	9,892	211,788
Union Bankshares	4,632	170,041
United Bankshares	4,686	165,182
United Community Banks	5,048	159,769
Univest Corp. of Pennsylvania	1,745	48,337
US Bancorp	26,080	1,317,040
Valley National Bancorp	12,810	159,613
†Veritex Holdings	970	26,840
Washington Trust Bancorp	1,005	54,019
Webster Financial	4,326	239,660
Wells Fargo & Co.	83,482	4,375,292
WesBanco	2,851	120,597
West Bancorporation	758	19,405
Westamerica Bancorporation	989	57,441
†Western Alliance Bancorp	5,374	312,283
Wintrust Financial	2,899	249,459

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Zions Bancorporation	4,344	$229,059

		43,762,342

Beverages–1.17%
†Boston Beer Class A	853	161,260
Brown-Forman Class A	428	22,825
Brown-Forman Class B	4,408	239,795
Coca-Cola	44,377	1,927,293
Coca-Cola Bottling Consolidated	632	109,127
Constellation Brands Class A	1,773	404,102
†Craft Brew Alliance	613	11,402
Dr Pepper Snapple Group	2,705	320,218
MGP Ingredients	1,309	117,273
Molson Coors Brewing Class B	8,599	647,763
†Monster Beverage	1,425	81,524
National Beverage	1,174	104,509
PepsiCo	16,228	1,771,286
†Primo Water	1,589	18,607

		5,936,984

Biotechnology–1.75%
AbbVie	16,826	1,592,581
†Achillion Pharmaceuticals	5,034	18,676
†Acorda Therapeutics	2,925	69,176
†Aduro Biotech	1,136	10,565
†Agios Pharmaceuticals	712	58,227
†Alder Biopharmaceuticals	1,713	21,755
†Alexion Pharmaceuticals	1,815	202,300
†Alkermes	1,163	67,407
†Alnylam Pharmaceuticals	1,340	159,594
†AMAG Pharmaceuticals	1,449	29,197
Amgen	8,595	1,465,276
†Aptevo Therapeutics	1,004	3,283
†Avexis	169	20,885
†Biogen	2,586	708,099
†BioMarin Pharmaceutical	900	72,963
†BioSpecifics Technologies	665	29,486
†BioTime	4,300	11,567
†Bluebird Bio	1,165	198,924
†Blueprint Medicines	446	40,898
†Celgene	5,000	446,050
†Celldex Therapeutics	6,125	14,271
†Chimerix	1,691	8,793
†Concert Pharmaceuticals	1,683	38,541
†Eagle Pharmaceuticals	867	45,682
†Emergent BioSolutions	2,719	143,155
†Enanta Pharmaceuticals	866	70,068
†Exact Sciences	1,089	43,919
†Exelixis	7,370	163,245
†Five Prime Therapeutics	1,944	33,398
Gilead Sciences	23,307	1,757,115
†Halozyme Therapeutics	2,687	52,638

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Incyte	903	$75,247
†Ionis Pharmaceuticals	831	36,630
†Jounce Therapeutics	728	16,271
†Karyopharm Therapeutics	1,386	18,600
†Ligand Pharmaceuticals Class B	194	32,041
†Miragen Therapeutics	700	4,907
†Momenta Pharmaceuticals	2,372	43,052
†Myriad Genetics	3,589	106,055
†Neurocrine Biosciences	1,020	84,589
†NewLink Genetics	196	1,421
†OPKO Health	6,890	21,841
†Otonomy	732	3,074
†PDL BioPharma	8,018	23,573
†Regeneron Pharmaceuticals	318	109,506
†Repligen	1,703	61,615
†Retrophin	2,257	50,467
†Sage Therapeutics	184	29,637
†Seattle Genetics	500	26,170
†Spectrum Pharmaceuticals	3,722	59,887
†United Therapeutics	3,176	356,855
†Vertex Pharmaceuticals	408	66,496
†Xencor	1,202	36,036

		8,861,704

Building Products–0.86%
AAON	3,443	134,277
Advanced Drainage Systems	3,387	87,723
Allegion	1,889	161,113
†American Woodmark	1,539	151,515
AO Smith	1,106	70,331
Apogee Enterprises	1,890	81,931
†Armstrong Flooring	1,730	23,476
†Armstrong World Industries	3,336	187,817
†Builders FirstSource	9,068	179,909
†Continental Building Products	2,885	82,367
†CSW Industrials	803	36,175
Fortune Brands Home & Security	4,579	269,657
†Gibraltar Industries	1,829	61,912
Griffon	3,933	71,777
Insteel Industries	1,555	42,965
†JELD-WEN Holding	4,571	139,964
Johnson Controls International	13,334	469,890
Lennox International	905	184,955
Masco	3,737	151,124
†Masonite International	2,162	132,639
†NCI Building Systems	5,674	100,430
Owens Corning	5,085	408,834
†Patrick Industries	2,395	148,131
†PGT Innovations	5,854	109,177
†Ply Gem Holdings	2,902	62,683
Quanex Building Products	2,244	39,046
Simpson Manufacturing	2,689	154,860

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†Trex	1,625	$176,751
Universal Forest Products	3,510	113,900
†USG	8,222	332,333

		4,367,662

Capital Markets–3.44%
Affiliated Managers Group	1,396	264,654
Ameriprise Financial	3,257	481,841
Artisan Partners Asset Management Class A	2,502	83,317
Bank of New York Mellon	17,869	920,790
BGC Partners Class A	17,801	239,423
BlackRock	1,974	1,069,355
BrightSphere Investment Group	6,971	109,863
Cboe Global Markets	2,552	291,183
Charles Schwab	11,331	591,705
CME Group	3,509	567,546
Cohen & Steers	3,857	156,826
†Cowen Class A	1,499	19,787
Diamond Hill Investment Group	308	63,620
†Donnelley Financial Solutions	3,917	67,255
†E*TRADE Financial	8,906	493,481
Eaton Vance	4,003	222,847
Evercore Class A	2,348	204,746
FactSet Research Systems	1,057	210,787
Federated Investors Class B	9,305	310,787
Financial Engines	2,884	100,940
Franklin Resources	6,758	234,367
GAIN Capital Holdings	2,244	15,147
GAMCO Investors Class A	694	17,232
Goldman Sachs Group	5,630	1,417,972
Greenhill & Co.	1,658	30,673
Houlihan Lokey	1,286	57,356
Interactive Brokers Group	6,630	445,801
Intercontinental Exchange	8,887	644,485
†INTL. FCStone	1,244	53,094
Invesco	13,298	425,669
Investment Technology Group	2,544	50,219
Janus Henderson Group	5,993	198,308
Ladenburg Thalmann Financial Services	8,856	28,959
Lazard Class A	8,039	422,530
Legg Mason	4,297	174,673
LPL Financial Holdings	7,981	487,400
MarketAxess Holdings	688	149,599
Moelis & Co. Class A	1,961	99,717
Moody’s	1,091	175,978
Morgan Stanley	23,823	1,285,489
Morningstar	2,434	232,496
MSCI	1,329	198,646
Nasdaq	4,281	369,108
Northern Trust	4,112	424,071

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Oppenheimer Holdings Class A	765	$19,699
Piper Jaffray	673	55,893
PJT Partners Class A	816	40,882
Raymond James Financial	3,602	322,055
S&P Global	2,183	417,084
†Safeguard Scientifics	1,565	19,171
SEI Investments	1,867	139,857
State Street	3,767	375,683
Stifel Financial	3,341	197,887
T. Rowe Price Group	9,415	1,016,538
TD Ameritrade Holding	5,854	346,732
Virtu Financial Class A	1,903	62,799
Virtus Investment Partners	382	47,292
Waddell & Reed Financial Class A	7,035	142,177
Westwood Holdings Group	439	24,799
WisdomTree Investments	5,289	48,500

		17,386,790

Chemicals–2.44%
A Schulman	1,598	68,714
†AdvanSix	2,562	89,106
†AgroFresh Solutions	1,708	12,554
Air Products & Chemicals	2,271	361,157
Albemarle	2,153	199,669
American Vanguard	2,114	42,703
Ashland Global Holdings	3,222	224,863
†Axalta Coating Systems	9,383	283,273
Balchem	1,857	151,810
Cabot	4,349	242,326
Celanese Class A	4,218	422,686
CF Industries Holdings	8,601	324,516
Chase	640	74,528
Chemours	3,983	194,012
DowDuPont	29,459	1,876,833
Eastman Chemical	5,577	588,820
Ecolab	2,185	299,498
†Ferro	7,033	163,306
†Flotek Industries	3,167	19,319
FMC	1,727	132,236
FutureFuel	3,276	39,279
†GCP Applied Technologies	4,490	130,435
Hawkins	885	31,108
HB Fuller	3,392	168,684
Huntsman	19,266	563,531
†Ingevity	2,347	172,950
Innophos Holdings	1,429	57,460
Innospec	1,358	93,159
International Flavors & Fragrances	740	101,313
†Intrepid Potash	6,323	23,016
KMG Chemicals	1,146	68,703
†Koppers Holdings	1,060	43,566
†Kraton	2,937	140,124

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Kronos Worldwide	4,968	$112,277
†LSB Industries	2,413	14,792
LyondellBasell Industries Class A	3,486	368,400
Minerals Technologies	2,521	168,781
Monsanto	1,828	213,309
Mosaic	9,692	235,322
NewMarket	466	187,183
Olin	9,852	299,402
†OMNOVA Solutions	3,545	37,223
†Platform Specialty Products	18,605	179,166
PolyOne	6,532	277,741
PPG Industries	3,345	373,302
Praxair	1,892	273,016
Quaker Chemical	833	123,392
Rayonier Advanced Materials	3,769	80,920
RPM International	6,087	290,167
Scotts Miracle-Gro Class A	3,037	260,423
Sensient Technologies	2,025	142,925
Sherwin-Williams	577	226,253
Stepan	1,521	126,517
†Trecora Resources	817	11,111
Tredegar	1,894	33,997
Trinseo	3,760	278,428
Tronox	4,414	81,394
Valvoline	6,722	148,758
Westlake Chemical	2,177	241,974
WR Grace & Co.	2,503	153,259

		12,344,689

Commercial Services & Supplies–1.11%
ABM Industries	4,526	151,530
ACCO Brands	7,956	99,848
†Advanced Disposal Services	526	11,719
†ARC Document Solutions	3,148	6,926
Brady Class A	2,770	102,905
Brink’s	3,738	266,706
†Casella Waste Systems	2,159	50,477
CECO Environmental	1,187	5,282
†Cimpress	1,333	206,215
Cintas	1,398	238,471
†Civeo	4,304	16,226
†Clean Harbors	3,888	189,773
†Copart	4,256	216,758
Covanta Holding	11,966	173,507
Deluxe	3,759	278,204
Ennis	1,143	22,517
Essendant	1,656	12,917
Healthcare Services Group	1,609	69,959
†Heritage-Crystal Clean	936	22,043
Herman Miller	5,536	176,875
HNI	3,300	119,097
†Hudson Technologies	1,167	5,765

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†InnerWorkings	2,700	$24,435
Interface Class A	5,000	126,000
KAR Auction Services	9,508	515,334
Kimball International Class B	3,544	60,390
Knoll	4,076	82,294
LSC Communications	2,753	48,040
Matthews International Class A	2,054	103,932
McGrath RentCorp	1,645	88,320
Mobile Mini	2,671	116,189
MSA Safety	959	79,827
Multi-Color	1,253	82,761
†NL Industries	2,090	16,407
Pitney Bowes	7,507	81,751
Quad/Graphics	3,100	78,585
Republic Services	6,256	414,335
Rollins	2,327	118,747
†SP Plus	1,195	42,542
Steelcase Class A	5,307	72,175
†Stericycle	2,597	152,002
†Team	1,744	23,980
Tetra Tech	2,976	145,675
U.S. Ecology	1,466	78,138
UniFirst	728	117,681
Viad	1,421	74,531
VSE	530	27,412
Waste Management	4,643	390,569

		5,605,772

Communications Equipment–1.48%
ADTRAN	2,819	43,835
†Applied Optoelectronics	1,210	30,323
†Arista Networks	691	176,412
†ARRIS International	10,551	280,340
Black Box	1,723	3,446
†CalAmp	1,120	25,626
†Calix	2,250	15,413
†Ciena	8,129	210,541
Cisco Systems	91,527	3,925,593
†CommScope Holding	9,089	363,287
Comtech Telecommunications	1,340	40,053
†Digi International	1,498	15,429
†EchoStar Class A	2,336	123,271
†Extreme Networks	5,103	56,490
†F5 Networks	1,236	178,738
†Finisar	8,028	126,923
†Harmonic	3,856	14,653
†Infinera	9,308	101,085
InterDigital	3,224	237,286
Juniper Networks	8,881	216,075
†Lumentum Holdings	1,277	81,473
Motorola Solutions	1,911	201,228
†NETGEAR	1,744	99,757

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†NetScout Systems	5,840	$153,884
†Oclaro	7,443	71,155
†Palo Alto Networks	444	80,595
Plantronics	2,355	142,171
†Ribbon Communications	3,105	15,835
†Ubiquiti Networks	2,672	183,834
†ViaSat	2,849	187,236
†Viavi Solutions	10,641	103,431

		7,505,418

Construction & Engineering–0.59%
†AECOM	7,935	282,724
†Aegion	1,719	39,382
†Ameresco Class A	3,022	39,286
Argan	1,180	50,681
Chicago Bridge & Iron	5,367	77,285
Comfort Systems USA	2,598	107,167
†Dycom Industries	2,773	298,458
EMCOR Group	3,811	296,991
Fluor	4,547	260,179
†Goldfield	1,529	5,887
Granite Construction	2,068	115,518
†Great Lakes Dredge & Dock	5,107	23,492
†IES Holdings	1,179	17,862
Jacobs Engineering Group	3,809	225,302
KBR	9,795	158,581
†MasTec	5,994	282,018
†MYR Group	1,177	36,275
†Northwest Pipe	539	9,325
†NV5 Global	440	24,530
Primoris Services	3,599	89,903
†Quanta Services	8,452	290,326
†Sterling Construction	1,201	13,763
†Tutor Perini	2,795	61,630
Valmont Industries	1,274	186,386

		2,992,951

Construction Materials–0.23%
Eagle Materials	2,584	266,281
Martin Marietta Materials	1,469	304,524
†Summit Materials Class A	6,506	197,002
†U.S. Concrete	1,122	67,769
United States Lime & Minerals	277	20,271
Vulcan Materials	2,925	333,947

		1,189,794

Consumer Finance–1.33%
Ally Financial	19,868	539,416
American Express	17,204	1,604,789
Capital One Financial	7,850	752,187
†Credit Acceptance	1,348	445,393
Discover Financial Services	9,833	707,288
†Encore Capital Group	1,555	70,286

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
†Enova International	2,659	$58,631
†EZCORP Class A	4,961	65,485
FirstCash	2,903	235,869
†Green Dot Class A	2,915	187,026
†LendingClub	26,460	92,610
Navient	21,662	284,205
Nelnet Class A	1,923	100,784
†OneMain Holdings	6,278	187,963
†PRA Group	2,993	113,734
†Regional Management	567	18,053
Santander Consumer USA Holdings	19,372	315,764
†SLM	27,460	307,827
Synchrony Financial	17,007	570,245
†World Acceptance	629	66,234

		6,723,789

Containers & Packaging–0.88%
AptarGroup	4,565	410,074
Avery Dennison	2,385	253,406
Ball	10,323	409,926
Bemis	6,504	283,054
†Berry Global Group	3,681	201,756
†Crown Holdings	3,476	176,407
Graphic Packaging Holding	26,971	414,005
Greif Class A	2,348	122,683
Greif Class B	709	41,299
International Paper	4,000	213,720
Myers Industries	4,079	86,271
†Owens-Illinois	14,147	306,424
Packaging Corp. of America	2,985	336,409
Sealed Air	5,281	225,974
Silgan Holdings	6,778	188,767
Sonoco Products	7,114	345,029
WestRock	7,171	460,163

		4,475,367

Distributors–0.22%
Core-Mark Holding	2,242	47,665
Genuine Parts	5,733	515,053
†LKQ	7,749	294,075
Pool	1,705	249,305
Weyco Group	507	17,035

		1,123,133

Diversified Consumer Services–0.50%
†Adtalem Global Education	4,089	194,432
†American Public Education	1,300	55,900
†Ascent Capital Group Class A	345	1,270
†Bridgepoint Education	2,198	14,815
†Bright Horizons Family Solutions	2,131	212,503
†Cambium Learning Group	4,642	51,990
Capella Education	988	86,302
†Career Education	6,090	80,023

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services (continued)
Carriage Services	768	$21,243
Collectors Universe	466	7,321
Graham Holdings	162	97,565
†Grand Canyon Education	3,284	344,557
H&R Block	5,890	149,665
†Houghton Mifflin Harcourt	7,069	49,130
†K12	2,788	39,534
†Regis	4,078	61,700
Service Corp. International	10,010	377,777
†ServiceMaster Global Holdings	5,871	298,540
†Sotheby’s	2,959	151,826
Strayer Education	1,049	106,001
†Weight Watchers International	1,972	125,656

		2,527,750

Diversified Financial Services–0.80%
†Berkshire Hathaway Class B	17,789	3,548,550
†Cannae Holdings	3,264	61,559
Leucadia National	7,755	176,271
Marlin Business Services	729	20,667
†On Deck Capital	3,001	16,776
Voya Financial	4,959	250,430

		4,074,253

Diversified Telecommunication Services–1.97%
AT&T	170,253	6,069,519
ATN International	873	52,048
CenturyLink	34,261	562,908
†Cincinnati Bell	2,384	33,018
Cogent Communications Holdings	2,252	97,737
Consolidated Communications Holdings	5,782	63,371
Frontier Communications	1,684	12,495
†Hawaiian Telcom Holdco	500	13,340
IDT Class B	1,774	11,123
†Iridium Communications	4,205	47,306
†ORBCOMM	2,840	26,611
Verizon Communications	56,380	2,696,092
†Vonage Holdings	9,457	100,717
†Windstream Holdings	2,822	3,979
†Zayo Group Holdings	5,751	196,454

		9,986,718

Electric Utilities–0.72%
ALLETE	1,583	114,372
Alliant Energy	2,790	113,999
American Electric Power	2,844	195,070
Avangrid	717	36,653
Duke Energy	3,872	299,964
Edison International	1,747	111,214
El Paso Electric	1,899	96,849
Entergy	2,019	159,057
Eversource Energy	3,043	179,294

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Exelon	4,912	$191,617
FirstEnergy	4,142	140,869
Great Plains Energy	5,517	175,385
Hawaiian Electric Industries	3,350	115,173
IDACORP	1,455	128,433
MGE Energy	1,434	80,447
NextEra Energy	2,606	425,638
OGE Energy	2,074	67,965
Otter Tail	1,714	74,302
PG&E	2,867	125,947
Pinnacle West Capital	1,088	86,822
PNM Resources	3,529	134,984
Portland General Electric	2,617	106,015
PPL	3,451	97,629
Southern	5,454	243,576
Westar Energy	1,044	54,904
Xcel Energy	2,482	112,881

		3,669,059

Electrical Equipment–0.67%
Acuity Brands	1,429	198,902
Allied Motion Technologies	758	30,131
AMETEK	6,362	483,321
†Atkore International Group	3,256	64,632
AZZ	1,479	64,632
†Babcock & Wilcox Enterprises	2,436	10,645
Eaton	7,083	566,003
Emerson Electric	6,876	469,631
Encore Wire	1,573	89,189
EnerSys	2,490	172,731
†Generac Holdings	4,872	223,674
General Cable	3,093	91,553
Hubbell	2,590	315,410
LSI Industries	457	3,706
Powell Industries	509	13,662
Preformed Line Products	449	29,225
Regal Beloit	2,707	198,558
Rockwell Automation	1,462	254,680
†Sunrun	1,518	13,556
†Thermon Group Holdings	1,338	29,985
†TPI Composites	1,021	22,921
†Vicor	1,194	34,089

		3,380,836

Electronic Equipment, Instruments & Components–1.88%
Amphenol Class A	2,484	213,947
†Anixter International	2,282	172,861
†Arrow Electronics	3,850	296,527
Avnet	6,028	251,729
AVX	6,504	107,641
Badger Meter	1,828	86,190
Bel Fuse Class B	886	16,745

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Belden	2,682	$184,897
Benchmark Electronics	3,326	99,281
CDW	2,461	173,033
Cognex	4,566	237,386
†Coherent	1,139	213,449
†Control4	614	13,189
Corning	15,126	421,713
CTS	2,254	61,309
Daktronics	2,615	23,038
Dolby Laboratories Class A	2,272	144,408
†Electro Scientific Industries	1,054	20,374
†ePlus	1,064	82,673
†Fabrinet	2,165	67,938
†FARO Technologies	1,500	87,600
†Fitbit Class A	1,208	6,161
†Flex	20,706	338,129
FLIR Systems	8,077	403,931
†II-VI	3,265	133,539
†Insight Enterprises	3,069	107,200
†IPG Photonics	2,284	533,040
†Itron	2,143	153,332
Jabil	14,145	406,386
†KEMET	3,824	69,329
†Keysight Technologies	6,402	335,401
†Kimball Electronics	1,755	28,343
†Knowles	5,086	64,033
Littelfuse	1,254	261,058
Mesa Laboratories	195	28,946
Methode Electronics	2,434	95,169
MTS Systems	843	43,541
National Instruments	5,162	261,042
†Novanta	1,849	96,425
†OSI Systems	916	59,787
Park Electrochemical	1,422	23,946
PC Connection	1,762	44,050
†PCM	468	3,884
†Plexus	2,403	143,531
†Rogers	1,055	126,115
†Sanmina	5,157	134,856
†ScanSource	1,522	54,107
†Sensata Technologies Holding	7,836	406,140
SYNNEX	2,512	297,421
Systemax	1,538	43,910
TE Connectivity	6,702	669,530
†Tech Data	1,898	161,577
†Trimble	3,022	108,429
†TTM Technologies	7,111	108,727
Universal Display	1,230	124,230
†VeriFone Systems	5,436	83,606
Vishay Intertechnology	8,859	164,777
†Vishay Precision Group	600	18,690

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Zebra Technologies	2,662	$370,524

		9,488,770

Energy Equipment & Services–0.90%
Archrock	6,266	54,827
Baker Hughes a GE Co.	3,689	102,444
†Basic Energy Services	1,413	20,404
Bristow Group	2,547	33,111
†CARBO Ceramics	560	4,060
Core Laboratories	1,799	194,688
†Diamond Offshore Drilling	5,355	78,504
†Dril-Quip	2,531	113,389
Ensco Class A	30,255	132,819
†Era Group	1,340	12,529
†Exterran	3,133	83,651
†Forum Energy Technologies	7,605	83,655
Frank’s International	3,834	20,819
†Geospace Technologies	1,182	11,666
Halliburton	6,580	308,865
†Helix Energy Solutions Group	9,439	54,652
Helmerich & Payne	3,403	226,504
†Hornbeck Offshore Services	1,588	4,621
†ION Geophysical	673	18,238
†Matrix Service	1,451	19,879
†McDermott International	17,968	109,425
Nabors Industries	23,352	163,230
National Oilwell Varco	8,228	302,873
†Natural Gas Services Group	679	16,194
†Newpark Resources	6,448	52,229
†Noble	14,315	53,109
Oceaneering International	6,312	117,024
†Oil States International	4,382	114,808
†Parker Drilling	2,258	1,434
Patterson-UTI Energy	9,958	174,365
†PHI	903	9,247
†Pioneer Energy Services	5,840	15,768
†Rowan	8,706	100,467
RPC	7,313	131,853
Schlumberger	12,360	800,681
†SEACOR Holdings	1,038	53,042
†SEACOR Marine Holdings	1,043	19,838
†Superior Energy Services	11,331	95,520
TechnipFMC	7,143	210,361
†TETRA Technologies	6,409	24,034
†Transocean	19,921	197,218
U.S. Silica Holdings	5,728	146,179
†Unit	3,218	63,588

		4,551,812

Equity Real Estate Investment Trusts–0.03%
Alexander & Baldwin	4,546	105,149

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
PotlatchDeltic	720	$37,476

		142,625

Food & Staples Retailing–1.86%
Andersons	1,719	56,899
Casey’s General Stores	2,858	313,723
†Chefs’ Warehouse	1,611	37,053
Costco Wholesale	4,839	911,813
CVS Health	21,155	1,316,053
Ingles Markets Class A	1,007	34,087
Kroger	19,836	474,874
†Natural Grocers by Vitamin Cottage	985	7,053
†Performance Food Group	8,173	243,964
PriceSmart	1,812	151,393
†Rite Aid	30,568	51,354
†Smart & Final Stores	2,200	12,210
SpartanNash	2,365	40,702
†Sprouts Farmers Market	9,046	212,310
†SUPERVALU	2,704	41,182
Sysco	3,283	196,849
†United Natural Foods	3,531	151,621
†US Foods Holding	8,184	268,190
Village Super Market Class A	310	8,175
Walgreens Boots Alliance	15,869	1,038,943
Walmart	42,302	3,763,609
Weis Markets	1,415	57,987

		9,390,044

Food Products–1.57%
Alico	310	8,432
Archer-Daniels-Midland	6,427	278,739
B&G Foods Class A	4,796	113,665
†Blue Buffalo Pet Products	7,939	316,052
Bunge	4,665	344,930
Calavo Growers	1,193	109,995
†Cal-Maine Foods	2,580	112,746
Campbell Soup	4,619	200,049
Conagra Brands	11,471	423,050
†Darling Ingredients	8,960	155,008
Dean Foods	6,682	57,599
†Farmer Brothers	1,079	32,586
Flowers Foods	11,779	257,489
Fresh Del Monte Produce	3,101	140,289
General Mills	5,467	246,343
†Hain Celestial Group	4,249	136,265
Hershey	945	93,517
Hormel Foods	13,860	475,675
†Hostess Brands	6,141	90,825
Ingredion	2,517	324,492
J&J Snack Foods	1,165	159,092
JM Smucker	2,861	354,793
John B Sanfilippo & Son	672	38,889

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Kellogg	1,742	$113,247
Kraft Heinz	6,998	435,905
Lamb Weston Holdings	1,825	106,251
Lancaster Colony	1,006	123,879
†Landec	2,083	27,183
†Lifeway Foods	699	4,187
Limoneira	992	23,540
McCormick & Co.	2,383	253,527
Mondelez International	13,920	580,882
†Pilgrim’s Pride	5,264	129,547
Pinnacle Foods	3,750	202,875
†Post Holdings	5,163	391,149
Sanderson Farms	1,711	203,643
Seaboard	55	234,575
†Seneca Foods Class A	364	10,083
Tootsie Roll Industries	1,462	43,056
†TreeHouse Foods	2,599	99,464
Tyson Foods Class A	6,506	476,174

		7,929,687

Gas Utilities–0.20%
Atmos Energy	1,323	111,450
Chesapeake Utilities	620	43,617
National Fuel Gas	2,570	132,227
New Jersey Resources	2,264	90,786
Northwest Natural Gas	1,438	82,901
ONE Gas	1,574	103,915
South Jersey Industries	3,359	94,589
Southwest Gas Holdings	1,094	73,987
Spire	1,222	88,351
UGI	2,715	120,600
WGL Holdings	1,065	89,087

		1,031,510

Health Care Equipment & Supplies–1.92%
Abaxis	1,053	74,363
Abbott Laboratories	10,593	634,733
†ABIOMED	714	207,767
†Accuray	2,299	11,495
†Align Technology	787	197,639
Analogic	778	74,610
†AngioDynamics	2,264	39,054
†Anika Therapeutics	1,049	52,156
Atrion	84	53,029
Baxter International	4,549	295,867
Becton Dickinson & Co.	1,445	313,131
†Boston Scientific	10,086	275,550
Cantel Medical	1,445	160,987
CONMED	1,227	77,706
Cooper	1,149	262,903
†CryoLife	1,100	22,055
Danaher	6,209	607,923

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA	4,498	$226,294
†DexCom	500	37,080
†Edwards Lifesciences	716	99,896
†Globus Medical	4,702	234,254
†Haemonetics	2,807	205,360
†Halyard Health	2,817	129,807
†Heska	416	32,893
Hill-Rom Holdings	5,035	438,045
†Hologic	11,528	430,686
†ICU Medical	621	156,740
†IDEXX Laboratories	1,272	243,448
†Inogen	544	66,825
†Insulet	327	28,344
†Integer Holdings	2,023	114,401
†Integra LifeSciences Holdings	3,098	171,443
†Intuitive Surgical	372	153,573
Invacare	2,243	39,028
†Lantheus Holdings	2,024	32,182
LeMaitre Vascular	1,009	36,556
†LivaNova	1,899	168,062
†Masimo	1,668	146,701
Medtronic	12,178	976,919
Meridian Bioscience	2,980	42,316
†Merit Medical Systems	1,824	82,718
†Natus Medical	1,650	55,523
†Neogen	1,290	86,417
†NuVasive	3,259	170,152
†Nuvectra	338	4,401
†OraSure Technologies	3,072	51,886
†Orthofix International	948	55,723
†Quidel	1,784	92,429
ResMed	1,486	146,326
†RTI Surgical	2,100	9,660
†SeaSpine Holdings	660	6,692
STERIS	2,005	187,187
Stryker	1,836	295,449
†Surmodics	576	21,917
Teleflex	866	220,813
Utah Medical Products	304	30,050
†Varex Imaging	2,170	77,643
†Varian Medical Systems	1,660	203,599
West Pharmaceutical Services	1,181	104,270
Zimmer Biomet Holdings	2,003	218,407

		9,693,083

Health Care Providers & Services–3.19%
†Acadia Healthcare	5,585	218,820
Aceto	1,439	10,936
†Addus HomeCare	433	21,065
Aetna	4,873	823,537
†Almost Family	1,077	60,312
†Amedisys	1,378	83,149

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†American Renal Associates Holdings	463	$8,728
AmerisourceBergen	3,465	298,718
†AMN Healthcare Services	4,312	244,706
Anthem	4,347	955,036
†BioScrip	3,413	8,396
†BioTelemetry	892	27,697
†Brookdale Senior Living	11,337	76,071
†Capital Senior Living	1,634	17,565
Cardinal Health	4,972	311,645
†Centene	4,788	511,694
Chemed	949	258,944
Cigna	4,819	808,339
†Civitas Solutions	2,257	34,758
†Community Health Systems	5,888	23,316
†CorVel	1,434	72,489
†Cross Country Healthcare	2,183	24,253
†DaVita	8,004	527,784
†Diplomat Pharmacy	4,168	83,985
Encompass Health	8,900	508,813
Ensign Group	3,616	95,101
†Envision Healthcare	3,981	152,990
†Express Scripts Holding	15,729	1,086,559
†Five Star Senior Living	461	599
†Hanger	1,874	29,984
HCA Healthcare	1,747	169,459
†HealthEquity	1,480	89,599
†Henry Schein	4,199	282,215
Humana	3,299	886,870
Kindred Healthcare	6,921	63,327
†Laboratory Corp. of America Holdings	3,195	516,791
†LHC Group	1,107	68,147
†LifePoint Health	2,947	138,509
†Magellan Health	1,562	167,290
McKesson	3,526	496,708
†MEDNAX	3,444	191,590
†Molina Healthcare	3,472	281,857
National HealthCare	926	55,217
National Research Class A	927	27,115
Owens & Minor	4,089	63,584
Patterson	6,302	140,093
†Premier Class A	3,473	108,740
†Providence Service	766	52,961
Quest Diagnostics	4,224	423,667
†Quorum Health	1,472	12,041
†R1 RCM	7,927	56,599
†RadNet	3,391	48,830
†Select Medical Holdings	11,079	191,113
†Surgery Partners	1,621	27,800
†Tenet Healthcare	7,697	186,652
†Tivity Health	3,037	120,417
†Triple-S Management Class B	1,017	26,584
U.S. Physical Therapy	663	53,902

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
UnitedHealth Group	14,298	$3,059,772
Universal Health Services Class B	3,346	396,200
†WellCare Health Plans	1,802	348,921

		16,138,559

Health Care Technology–0.21%
†Allscripts Healthcare Solutions	12,779	157,821
†athenahealth	1,332	190,516
†Cerner	5,378	311,924
Computer Programs & Systems	313	9,140
†Cotiviti Holdings	1,909	65,746
†Evolent Health Class A	1,912	27,246
HealthStream	1,113	27,636
†HMS Holdings	3,921	66,030
†Inovalon Holdings Class A	714	7,568
†Medidata Solutions	448	28,139
†Omnicell	1,408	61,107
†Quality Systems	2,697	36,814
†Veeva Systems Class A	886	64,696

		1,054,383

Hotels, Restaurants & Leisure–2.21%
Aramark	12,777	505,458
BBX Capital	3,715	34,215
†Belmond Class A	6,085	67,848
†Biglari Holdings	51	20,829
BJ’s Restaurants	1,462	65,644
Bloomin’ Brands	6,385	155,028
†Bojangles’	3,222	44,625
Boyd Gaming	3,072	97,874
†Bravo Brio Restaurant Group	1,400	5,600
Brinker International	2,294	82,813
†Caesars Entertainment	3,516	39,555
Carnival	5,447	357,214
†Carrols Restaurant Group	3,714	41,597
Cheesecake Factory	3,510	169,252
†Chipotle Mexican Grill	486	157,031
Choice Hotels International	1,757	140,824
Churchill Downs	171	41,733
†Chuy’s Holdings	1,208	31,650
Cracker Barrel Old Country Store	1,206	191,995
Darden Restaurants	3,839	327,275
†Dave & Buster’s Entertainment	3,378	140,998
†Del Frisco’s Restaurant Group	884	13,481
†Del Taco Restaurants	2,099	21,746
†Denny’s	3,309	51,058
Dine Brands Global	1,438	94,304
Domino’s Pizza	603	140,837
†Drive Shack	2,401	11,477
Dunkin’ Brands Group	2,451	146,300
†El Pollo Loco Holdings	2,025	19,237
†Eldorado Resorts	1,932	63,756

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Fiesta Restaurant Group	1,638	$30,303
†Fogo De Chao	840	13,230
†Habit Restaurants Class A	628	5,526
†Hilton Grand Vacations	4,336	186,535
Hilton Worldwide Holdings	2,497	196,664
Hyatt Hotels Class A	1,582	120,643
ILG	7,286	226,667
International Game Technology	8,417	224,986
Jack in the Box	1,248	106,492
†La Quinta Holdings	7,832	148,103
Las Vegas Sands	3,696	265,742
†Lindblad Expeditions Holdings	1,042	10,701
Marcus	1,216	36,906
Marriott International Class A	2,572	349,741
Marriott Vacations Worldwide	1,828	243,490
McDonald’s	4,575	715,439
MGM Resorts International	17,547	614,496
Nathan’s Famous	298	22,022
†Norwegian Cruise Line Holdings	7,010	371,320
Papa John’s International	1,423	81,538
†Papa Murphy’s Holdings	207	1,006
†Penn National Gaming	5,138	134,924
†Pinnacle Entertainment	835	25,175
†Planet Fitness Class A	4,259	160,862
†Playa Hotels & Resorts	6,316	64,550
†Potbelly	1,460	17,593
†Red Robin Gourmet Burgers	958	55,564
Red Rock Resorts Class A	5,032	147,337
Royal Caribbean Cruises	3,609	424,924
Ruth’s Hospitality Group	3,701	90,489
†Scientific Games Class A	3,331	138,570
†SeaWorld Entertainment	3,235	47,975
†Shake Shack Class A	500	20,815
Six Flags Entertainment	2,634	163,993
Sonic	1,631	41,150
Speedway Motorsports	3,631	64,704
Starbucks	14,535	841,431
Texas Roadhouse	3,405	196,741
Vail Resorts	1,126	249,634
Wendy’s	13,624	239,101
Wingstop	900	42,507
Wyndham Worldwide	2,178	249,229
Wynn Resorts	1,759	320,771
Yum!	2,149	182,944

		11,173,787

Household Durables–1.09%
†AV Homes	1,200	22,260
Bassett Furniture Industries	722	21,913
†Beazer Homes USA	1,576	25,137
†Cavco Industries	502	87,223
†Century Communities	1,715	51,364

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
CSS Industries	543	$9,503
DR Horton	9,540	418,234
Ethan Allen Interiors	1,870	42,917
Flexsteel Industries	419	16,584
Garmin	4,366	257,288
†GoPro	2,100	10,059
†Green Brick Partners	3,200	34,880
Hamilton Beach Brands Holding Class A	652	13,835
†Helen of Troy	1,362	118,494
Hooker Furniture	831	30,498
†Hovnanian Enterprises Class A	5,034	9,212
†Installed Building Products	1,990	119,499
†iRobot	1,320	84,731
KB Home	5,148	146,461
La-Z-Boy	3,341	100,063
Leggett & Platt	4,619	204,899
Lennar	12,934	762,330
Lennar Class B	563	26,849
Libbey	1,451	7,095
Lifetime Brands	785	9,734
†M/I Homes	1,091	34,748
MDC Holdings	4,005	111,820
†Meritage Homes	2,325	105,206
†Mohawk Industries	2,115	491,145
†New Home	448	4,964
Newell Brands	7,369	187,762
†NVR	36	100,800
†PICO Holdings	1,481	16,957
PulteGroup	10,201	300,827
†Taylor Morrison Home Class A	7,543	175,601
†Tempur Sealy International	2,133	96,604
Toll Brothers	7,489	323,899
†TopBuild	2,248	172,017
†TRI Pointe Group	8,843	145,290
Tupperware Brands	1,621	78,424
†Universal Electronics	767	39,922
Whirlpool	2,778	425,340
†William Lyon Homes Class A	2,024	55,640
†ZAGG	980	11,956

		5,509,984

Household Products–0.78%
†Central Garden & Pet	894	38,442
†Central Garden & Pet Class A	2,897	114,750
Church & Dwight	3,629	182,756
Clorox	2,055	273,541
Colgate-Palmolive	4,673	334,961
Energizer Holdings	2,928	174,450
†HRG Group	10,121	166,895
Kimberly-Clark	2,634	290,082
Oil-Dri Corp. of America	282	11,334

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products (continued)
†Orchids Paper Products	536	$4,368
Procter & Gamble	26,699	2,116,697
Spectrum Brands Holdings	1,217	126,203
WD-40	775	102,068

		3,936,547

Independent Power & Renewable Electricity Producers–0.28%
AES	8,502	96,668
†Atlantic Power	7,500	15,750
Atlantica Yield	3,885	76,068
†Dynegy	10,107	136,647
NRG Energy	17,826	544,228
NRG Yield Class A	911	14,977
NRG Yield Class C	2,451	41,667
Ormat Technologies	2,822	159,104
Pattern Energy Group	4,795	82,906
†Vistra Energy	11,707	243,857

		1,411,872

Industrial Conglomerates–0.89%
3M	6,720	1,475,174
Carlisle	2,055	214,563
General Electric	81,231	1,094,994
Honeywell International	9,880	1,427,759
Raven Industries	1,213	42,516
Roper Technologies	850	238,587

		4,493,593

Insurance–3.62%
Aflac	12,600	551,376
Alleghany	332	203,994
Allstate	6,251	592,595
†Ambac Financial Group	2,234	35,029
American Equity Investment Life Holding	7,078	207,810
American Financial Group	2,684	301,198
American International Group	12,231	665,611
American National Insurance	950	111,112
AMERISAFE	1,181	65,250
AmTrust Financial Services	12,537	154,330
Aon	1,931	270,977
†Arch Capital Group	3,794	324,728
Argo Group International Holdings	2,087	119,794
Arthur J. Gallagher & Co.	4,018	276,157
Aspen Insurance Holdings	4,116	184,603
Assurant	2,759	252,200
Assured Guaranty	6,186	223,933
†Athene Holding Class A	469	22,423
Axis Capital Holdings	4,046	232,928
Baldwin & Lyons Class B	771	16,962
†Brighthouse Financial	918	47,185
Brown & Brown	10,556	268,545
Chubb	6,300	861,651

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Cincinnati Financial	3,786	$281,148
CNA Financial	800	39,480
CNO Financial Group	6,176	133,834
Crawford & Co. Class A	1,300	10,426
Crawford & Co. Class B	2,614	21,487
Donegal Group Class A	996	15,737
EMC Insurance Group	1,480	40,078
Employers Holdings	2,070	83,731
†Enstar Group	875	183,969
Erie Indemnity Class A	910	107,052
Everest Re Group	1,159	297,654
FBL Financial Group Class A	1,968	136,481
Federated National Holding	630	9,935
First American Financial	6,407	375,963
FNF Group	4,642	185,773
†Genworth Financial	22,919	64,861
Global Indemnity	1,056	36,453
†Greenlight Capital Re Class A	1,907	30,607
†Hallmark Financial Services	1,100	9,812
Hanover Insurance Group	2,039	240,378
Hartford Financial Services Group	9,984	514,376
HCI Group	887	33,848
Heritage Insurance Holdings	1,522	23,074
Horace Mann Educators	2,504	107,046
Independence Holding	654	23,315
Infinity Property & Casualty	768	90,931
Investors Title	124	24,788
James River Group Holdings	1,709	60,618
Kemper	3,544	202,008
Kinsale Capital Group	237	12,165
Loews	7,552	375,561
Maiden Holdings	5,121	33,287
†Markel	279	326,500
Marsh & McLennan	4,910	405,517
†MBIA	8,307	76,923
Mercury General	3,869	177,471
MetLife	8,227	377,537
National General Holdings	7,115	172,966
National Western Life Group Class A	202	61,586
Navigators Group	2,245	129,424
Old Republic International	12,598	270,227
Primerica	3,375	326,025
Principal Financial Group	9,524	580,107
ProAssurance	3,711	180,169
Progressive	6,898	420,295
Prudential Financial	5,510	570,561
Reinsurance Group of America	2,071	318,934
RenaissanceRe Holdings	2,040	282,560
RLI	2,013	127,604
Safety Insurance Group	893	68,627
Selective Insurance Group	3,458	209,901
State Auto Financial	2,262	64,625

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Stewart Information Services	1,688	$74,171
†Third Point Reinsurance	4,862	67,825
Torchmark	3,136	263,957
Travelers	7,508	1,042,561
United Fire Group	1,596	76,385
United Insurance Holdings	2,770	53,018
Universal Insurance Holdings	2,877	91,776
Unum Group	7,066	336,412
Validus Holdings	4,136	278,973
White Mountains Insurance Group	255	209,743
Willis Towers Watson	1,403	213,523
†WMIH	7,240	10,281
WR Berkley	3,977	289,128
XL Group	6,908	381,736

		18,333,315

Internet & Direct Marketing Retail–1.77%
†1-800-Flowers.com Class A	2,100	24,780
†Amazon.com	4,531	6,557,898
†Booking Holdings	276	574,188
†Duluth Holdings Class B	753	14,104
Expedia Group	2,455	271,057
†FTD	1,699	6,184
†Groupon	31,504	136,727
†Liberty Expedia Holdings Class A	1,638	64,341
†Liberty Interactive Corp. QVC Group Class A	19,960	502,393
†Liberty TripAdvisor Holdings Class A	3,875	41,656
†Netflix	1,027	303,324
Nutrisystem	1,618	43,605
†Overstock.com	1,526	55,317
PetMed Express	1,442	60,203
†Shutterfly	2,310	187,687
†TripAdvisor	2,250	92,003
†Wayfair Class A	460	31,064

		8,966,531

Internet Software & Services–2.33%
†2U	248	20,839
†Akamai Technologies	5,089	361,217
†Alphabet Class A	2,304	2,389,571
†Alphabet Class C	2,455	2,533,044
†ANGI Homeservices Class A	1,639	22,258
†Blucora	3,219	79,187
†Carbonite	1,257	36,202
†Cars.com	5,057	143,265
†CommerceHub Class A	1,242	27,945
†CommerceHub Class C	100	2,249
†comScore	172	4,140
†DHI Group	3,155	5,048
†eBay	15,912	640,299

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Endurance International Group
Holdings	7,253	$53,672
†Envestnet	932	53,404
†Facebook Class A	15,465	2,471,152
†GoDaddy Class A	2,552	156,744
†GrubHub	3,321	336,982
†GTT Communications	3,367	190,909
†InterActiveCorp	3,174	496,350
†Internap	676	7,436
j2 Global	3,482	274,799
†Limelight Networks	3,333	13,699
†Liquidity Services	1,758	11,427
LogMeIn	2,375	274,431
†Match Group	1,908	84,792
†Meet Group	1,889	3,948
NIC	3,826	50,886
†Nutanix Class A	702	34,475
†QuinStreet	4,100	52,357
Reis	689	14,779
†Shutterstock	791	38,087
†Stamps.com	663	133,296
†TechTarget	112	2,227
†Twitter	10,043	291,347
†VeriSign	951	112,751
†Web.com Group	4,370	79,097
†XO Group	950	19,713
†Yelp	1,016	42,418
†Zillow Group	1,031	55,674
†Zillow Group Class C	2,736	147,197

		11,769,313

IT Services–3.58%
Accenture Class A	6,313	969,046
†Acxiom	3,387	76,919
Alliance Data Systems	971	206,687
Amdocs	3,215	214,505
Automatic Data Processing	4,045	459,027
†Black Knight	2,266	106,729
†Blackhawk Network Holdings Class A	2,741	122,523
Booz Allen Hamilton Holding	6,376	246,879
Broadridge Financial Solutions	1,944	213,237
†CACI International Class A	1,559	235,955
†Cardtronics Class A	3,745	83,551
Cass Information Systems	562	33,445
Cognizant Technology Solutions Class A	7,816	629,188
†Conduent	8,881	165,542
Convergys	5,654	127,893
†CoreLogic	6,096	275,722
CSG Systems International	2,863	129,665
CSRA	6,581	271,335
DST Systems	3,752	313,855

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
DXC Technology	2,915	$293,045
†EPAM Systems	1,438	164,680
†Euronet Worldwide	2,534	199,983
EVERTEC	1,298	21,222
†ExlService Holdings	1,736	96,817
Fidelity National Information Services	6,324	609,001
†First Data	7,132	114,112
†Fiserv	2,768	197,386
†FleetCor Technologies	2,663	539,257
†Gartner	466	54,811
Genpact	11,702	374,347
Global Payments	3,124	348,388
Hackett Group	2,748	44,133
International Business Machines	12,244	1,878,597
Jack Henry & Associates	1,095	132,440
Leidos Holdings	4,371	285,863
†Luxoft Holding	954	39,066
ManTech International Class A	2,055	113,991
Mastercard Class A	9,589	1,679,609
MAXIMUS	4,397	293,456
†MoneyGram International	2,316	19,964
Paychex	1,970	121,332
†PayPal Holdings	12,967	983,806
†Perficient	2,585	59,248
†PFSweb	867	7,578
Sabre	11,871	254,633
Science Applications International	2,057	162,092
†Square Class A	731	35,965
†Sykes Enterprises	2,744	79,411
†Syntel	2,786	71,127
†Teradata	8,525	338,187
Total System Services	6,264	540,333
Travelport Worldwide	6,166	100,752
TTEC Holdings	3,257	99,990
†Unisys	1,659	17,834
†Virtusa	1,810	87,713
Visa Class A	17,311	2,070,742
Western Union	8,575	164,897
†WEX	2,248	352,082
†Worldpay Class A	2,527	207,820

		18,137,413

Leisure Products–0.25%
Acushnet Holdings	1,781	41,123
†American Outdoor Brands	3,929	40,547
Brunswick	4,960	294,574
Callaway Golf	5,764	94,299
Hasbro	1,500	126,450
Johnson Outdoors Class A	435	26,970
†Malibu Boats Class A	1,584	52,605
Marine Products	2,133	29,883
Mattel	4,612	60,648

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products (continued)
†MCBC Holdings	1,439	$36,263
†Nautilus	3,253	43,753
Polaris Industries	2,948	337,605
Sturm Ruger & Co.	863	45,307
†Vista Outdoor	3,177	51,849

		1,281,876

Life Sciences Tools & Services–0.76%
Agilent Technologies	3,074	205,651
†Bio-Rad Laboratories Class A	638	159,551
Bio-Techne	1,431	216,138
Bruker	6,696	200,344
†Cambrex	2,850	149,055
†Charles River Laboratories
International	3,473	370,708
†Enzo Biochem	4,475	24,523
†Illumina	638	150,836
†IQVIA Holdings	2,602	255,282
Luminex	2,480	52,254
†Medpace Holdings	1,048	36,586
†Mettler-Toledo International	504	289,815
†NeoGenomics	2,833	23,117
PerkinElmer	2,771	209,820
†PRA Health Sciences	3,303	274,017
†Syneos Health	4,807	170,649
Thermo Fisher Scientific	4,445	917,715
†Waters	738	146,604

		3,852,665

Machinery–3.06%
Actuant Class A	3,713	86,327
AGCO	4,610	298,959
Alamo Group	601	66,050
Albany International	1,841	115,431
Allison Transmission Holdings	7,945	310,332
Altra Industrial Motion	1,931	88,729
American Railcar Industries	879	32,883
Astec Industries	1,382	76,259
Barnes Group	3,140	188,055
†Blue Bird	883	20,927
Briggs & Stratton	2,997	64,166
Caterpillar	7,594	1,119,204
†Chart Industries	1,938	114,400
CIRCOR International	730	31,142
†Colfax	6,044	192,804
Columbus McKinnon	1,631	58,455
†Commercial Vehicle Group	4,182	32,411
Crane	2,738	253,922
Cummins	2,644	428,566
Deere & Co.	4,311	669,585
Donaldson	5,629	253,586
Douglas Dynamics	2,086	90,428

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Dover	4,722	$463,795
EnPro Industries	1,497	115,838
ESCO Technologies	1,266	74,124
Federal Signal	5,085	111,972
Flowserve	3,617	156,725
Fortive	1,508	116,900
Franklin Electric	2,303	93,847
FreightCar America	1,097	14,700
†Gardner Denver Holdings	688	21,108
Global Brass & Copper Holdings	2,600	86,970
Gorman-Rupp	1,446	42,295
Graco	5,757	263,210
Graham	501	10,731
Greenbrier	1,266	63,617
†Hardinge	1,186	21,728
†Harsco	8,374	172,923
Hillenbrand	5,874	269,617
Hurco	300	13,770
Hyster-Yale Materials Handling	834	58,322
IDEX	1,718	244,832
Illinois Tool Works	2,373	371,754
Ingersoll-Rand	5,344	456,965
ITT	5,656	277,031
John Bean Technologies	1,461	165,677
Kadant	799	75,505
Kennametal	4,558	183,049
†LB Foster Class A	762	17,945
Lincoln Electric Holdings	2,681	241,156
Lindsay	431	39,411
†Lydall	1,558	75,173
†Manitowoc	2,495	71,008
†Meritor	5,751	118,241
†Middleby	2,328	288,183
†Milacron Holdings	4,151	83,601
Miller Industries	637	15,925
Mueller Industries	4,654	121,749
Mueller Water Products Class A	10,139	110,211
†Navistar International	3,715	129,914
NN	1,515	36,360
Nordson	1,181	161,018
Omega Flex	460	29,946
Oshkosh	4,312	333,188
PACCAR	8,001	529,426
Parker-Hannifin	2,142	366,346
Park-Ohio Holdings	841	32,673
Pentair	3,906	266,116
†Proto Labs	1,289	151,522
†RBC Bearings	1,262	156,740
REV Group	2,352	48,828
†Rexnord	6,889	204,466
Snap-on	1,689	249,195
Spartan Motors	2,371	40,781

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†SPX	2,348	$76,263
†SPX FLOW	2,359	116,039
Standex International	693	66,078
Stanley Black & Decker	2,382	364,922
Sun Hydraulics	1,373	73,538
Tennant	1,073	72,642
Terex	4,483	167,709
Timken	4,140	188,784
Titan International	2,511	31,664
Toro	2,244	140,138
†TriMas	2,338	61,373
Trinity Industries	9,239	301,469
Wabash National	4,805	99,992
†WABCO Holdings	1,381	184,874
Wabtec	2,431	197,883
Watts Water Technologies Class A	1,597	124,087
†Welbilt	5,383	104,699
Woodward	3,381	242,282
Xylem	5,270	405,368

		15,478,552

Marine–0.07%
Costamare	4,884	30,476
†Kirby	2,999	230,773
Matson	3,187	91,276
Scorpio Bulkers	1,325	9,341

		361,866

Media–3.38%
AMC Entertainment Holdings	3,569	50,144
†AMC Networks Class A	1,731	89,493
Cable One	299	205,446
CBS Class B	3,265	167,788
†Central European Media Enterprises
Class A	4,800	20,160
†Charter Communications Class A	5,309	1,652,267
Cinemark Holdings	8,197	308,781
Comcast Class A	135,862	4,642,405
†Discovery Class A	5,913	126,716
†Discovery Class C	8,901	173,748
†DISH Network Class A	2,000	75,780
Emerald Expositions Events	2,288	44,570
Entercom Communications Class A	3,763	36,313
Entravision Communications Class A	4,034	18,960
EW Scripps Class A	3,871	46,413
Gannett	6,705	66,916
†GCI Liberty Class A	5,699	301,223
†Global Eagle Entertainment	248	365
†Gray Television	5,821	73,927
†Hemisphere Media Group	308	3,465
†IMAX	3,030	58,176
Interpublic Group	18,208	419,330

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
John Wiley & Sons Class A	2,920	$186,004
†Liberty Broadband Class A	589	49,947
†Liberty Broadband Class C	3,273	280,463
†Liberty Media-Liberty Braves Class A	161	3,660
†Liberty Media-Liberty Braves Class C	328	7,485
†Liberty Media-Liberty Formula One
Class A	404	11,833
†Liberty Media-Liberty Formula One Class C	820	25,297
†Liberty Media-Liberty SiriusXM
Class A	1,616	66,418
†Liberty Media-Liberty SiriusXM Class C	3,281	134,029
Lions Gate Entertainment Class A	2,751	71,058
Lions Gate Entertainment Class B	4,408	106,145
†Live Nation Entertainment	4,799	202,230
†Madison Square Garden Class A	1,022	251,208
Meredith	2,977	160,163
†MSG Networks	2,905	65,653
National CineMedia	3,142	16,307
New Media Investment Group	3,310	56,733
New York Times Class A	8,928	215,165
News Class A	12,070	190,706
News Class B	6,359	102,380
Nexstar Media Group Class A	3,557	236,541
Omnicom Group	4,758	345,764
†Reading International Class A	1,404	23,377
Saga Communications Class A	635	23,654
Scholastic	2,212	85,914
Sinclair Broadcast Group Class A	6,006	187,988
Sirius XM Holdings	11,685	72,914
TEGNA	15,172	172,809
Time Warner	13,201	1,248,551
Tribune Media Class A	2,049	83,005
†tronc	3,161	51,904
Twenty-First Century Fox Class A	15,748	577,794
Twenty-First Century Fox Class B	10,647	387,231
†Urban One	4,509	9,243
Viacom Class A	672	26,611
Viacom Class B	15,924	494,599
Walt Disney	22,581	2,268,036
World Wrestling Entertainment Class A	1,212	43,644

		17,124,849

Metals & Mining–0.99%
†AK Steel Holding	14,640	66,319
†Alcoa	5,425	243,908
†Allegheny Technologies	6,139	145,372
†Ampco-Pittsburgh	782	6,960
Carpenter Technology	3,350	147,802
†Century Aluminum	5,866	97,024
†Cleveland-Cliffs	13,819	96,042

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
†Coeur Mining	11,861	$94,888
Commercial Metals	8,020	164,089
Compass Minerals International	2,097	126,449
†Ferroglobe	7,907	84,842
†Freeport-McMoRan	49,134	863,284
Gold Resource	2,205	9,945
Haynes International	793	29,428
Hecla Mining	26,083	95,725
Kaiser Aluminum	589	59,430
Materion	1,779	90,818
Newmont Mining	10,909	426,215
Nucor	8,625	526,901
Reliance Steel & Aluminum	3,940	337,816
Royal Gold	2,859	245,502
†Ryerson Holding	977	7,963
Schnitzer Steel Industries Class A	1,849	59,815
Southern Copper	1,057	57,268
Steel Dynamics	8,761	387,411
†SunCoke Energy	6,128	65,937
†TimkenSteel	2,590	39,342
United States Steel	7,509	264,242
Worthington Industries	4,428	190,050

		5,030,787

Multiline Retail–0.82%
Big Lots	4,696	204,417
Dillard’s Class A	1,631	131,035
Dollar General	6,890	644,559
†Dollar Tree	6,541	620,741
Fred’s Class A	1,654	4,945
†JC Penney	20,415	61,653
Kohl’s	9,455	619,397
Macy’s	13,033	387,601
Nordstrom	4,468	216,296
†Ollie’s Bargain Outlet Holdings	2,845	171,553
Target	15,928	1,105,881
†Tuesday Morning	170	672

		4,168,750

Multi-Utilities–0.45%
Ameren	2,381	134,836
Avista	2,686	137,657
Black Hills	2,619	142,212
CenterPoint Energy	4,094	112,176
CMS Energy	3,042	137,772
Consolidated Edison	1,868	145,592
Dominion Energy	3,561	240,118
DTE Energy	1,911	199,508
MDU Resources Group	5,199	146,404
NiSource	4,110	98,270
NorthWestern	2,419	130,142
Public Service Enterprise Group	2,964	148,911

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
SCANA	1,325	$49,754
Sempra Energy	1,205	134,020
Unitil	413	19,167
Vectren	2,100	134,232
WEC Energy Group	2,427	152,173

		2,262,944

Oil, Gas & Consumable Fuels–4.77%
†Abraxas Petroleum	10,604	23,541
Anadarko Petroleum	6,053	365,662
Andeavor	6,897	693,562
†Antero Resources	10,178	202,033
Apache	5,482	210,947
Arch Coal Class A	1,849	169,886
†Ardmore Shipping	2,791	21,212
†Bonanza Creek Energy	368	10,197
Cabot Oil & Gas	6,138	147,189
†Callon Petroleum	14,178	187,717
†Carrizo Oil & Gas	7,644	122,304
†Centennial Resource Development Class A	11,328	207,869
†Cheniere Energy	2,688	143,674
Cheniere Energy Partners Holdings	967	26,699
Chevron	24,561	2,800,936
Cimarex Energy	2,324	217,294
†Clean Energy Fuels	6,062	10,002
†Cloud Peak Energy	4,877	14,192
†CNX Resources	11,295	174,282
†Concho Resources	3,267	491,128
ConocoPhillips	12,895	764,545
†CONSOL Energy	1,411	40,877
†Contango Oil & Gas	934	3,316
†Continental Resources	4,192	247,118
CVR Energy	1,979	59,805
Delek U.S. Holdings	6,818	277,493
†Denbury Resources	22,775	62,403
Devon Energy	13,736	436,667
DHT Holdings	4,056	13,790
†Diamondback Energy	1,537	194,461
†Dorian LPG	3,029	22,687
†Eclipse Resources	13,341	19,211
†Energen	3,113	195,683
EnLink Midstream	6,510	95,371
EOG Resources	5,192	546,562
†EP Energy Class A	5,898	7,903
EQT	3,997	189,897
Evolution Petroleum	2,220	17,871
Exxon Mobil	64,446	4,808,316
GasLog	4,669	76,805
Green Plains	2,499	41,983
†Gulfport Energy	11,612	112,056
†Halcon Resources	7,790	37,937

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Hallador Energy	143	$982
Hess	6,711	339,711
†HighPoint Resources	3,872	19,670
HollyFrontier	8,674	423,812
†International Seaways	1,458	25,661
Kinder Morgan	27,566	415,144
†Kosmos Energy	17,649	111,189
†Laredo Petroleum	15,063	131,199
Marathon Oil	17,781	286,808
Marathon Petroleum	11,253	822,707
†Matador Resources	6,160	184,246
Murphy Oil	9,158	236,643
NACCO Industries Class A	326	10,709
†Newfield Exploration	12,259	299,365
Noble Energy	11,784	357,055
†Oasis Petroleum	19,032	154,159
Occidental Petroleum	9,583	622,512
ONEOK	3,947	224,663
†Overseas Shipholding Group Class A	5,002	14,206
†Pacific Ethanol	1,059	3,177
Panhandle Oil & Gas Class A	655	12,641
†Par Pacific Holdings	2,297	39,439
†Parsley Energy Class A	5,589	162,025
PBF Energy Class A	6,711	227,503
†PDC Energy	4,285	210,094
Peabody Energy	5,828	212,722
†Penn Virginia	654	22,916
Phillips 66	4,340	416,293
Pioneer Natural Resources	1,757	301,817
†QEP Resources	15,239	149,190
Range Resources	4,892	71,130
†Renewable Energy Group	2,053	26,278
†REX American Resources	540	39,312
†Ring Energy	2,793	40,080
†RSP Permian	6,118	286,812
†SandRidge Energy	740	10,737
Scorpio Tankers	16,598	32,532
SemGroup Class A	5,461	116,865
Ship Finance International	3,968	56,742
SM Energy	7,871	141,914
†Southwestern Energy	7,538	32,640
†SRC Energy	16,317	153,869
†Stone Energy	909	33,724
Targa Resources	4,366	192,104
Teekay	3,211	25,977
Teekay Tankers Class A	3,937	4,685
†Ultra Petroleum	2,991	12,472
Valero Energy	9,585	889,200
†W&T Offshore	3,596	15,930
†Whiting Petroleum	6,799	230,078
Williams	15,115	375,759
World Fuel Services	4,289	105,295

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†WPX Energy	19,382	$286,466

		24,131,942

Paper & Forest Products–0.24%
Boise Cascade	2,520	97,272
†Clearwater Paper	1,000	39,100
Domtar	4,124	175,435
KapStone Paper & Packaging	7,328	251,424
Louisiana-Pacific	9,795	281,802
Mercer International	3,828	47,659
Neenah	1,497	117,365
PH Glatfelter	2,899	59,516
†Resolute Forest Products	4,585	38,055
Schweitzer-Mauduit International	2,110	82,607
†Verso Class A	842	14,179

		1,204,414

Personal Products–0.37%
†Avon Products	19,264	54,710
Coty Class A	20,758	379,871
†Edgewell Personal Care	3,189	155,687
Estee Lauder Class A	1,109	166,039
†Herbalife	3,546	345,629
Inter Parfums	2,061	97,176
Medifast	1,136	106,159
Natural Health Trends	462	8,783
Nature’s Sunshine Products	909	9,999
Nu Skin Enterprises Class A	4,084	301,032
†Revlon Class A	2,272	46,803
†USANA Health Sciences	2,058	176,782

		1,848,670

Pharmaceuticals–2.86%
†Akorn	6,787	126,985
Allergan	4,136	696,047
†Amphastar Pharmaceuticals	2,961	55,519
†ANI Pharmaceuticals	691	40,230
†Assembly Biosciences	291	14,300
Bristol-Myers Squibb	17,606	1,113,579
†Catalent	8,696	357,058
†Corcept Therapeutics	5,259	86,511
†Depomed	2,277	15,005
Eli Lilly & Co.	5,872	454,317
†Endo International	14,512	86,201
†Horizon Pharma	9,194	130,555
†Impax Laboratories	2,344	45,591
†Innoviva	5,208	86,817
†Intra-Cellular Therapies	1,691	35,596
†Jazz Pharmaceuticals	1,942	293,223
Johnson & Johnson	29,460	3,775,299
†Lannett	1,820	29,211
†Lipocine	800	1,224
†Mallinckrodt	2,990	43,295

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co.	28,617	$1,558,768
†Mylan	10,574	435,332
†Nektar Therapeutics	856	90,959
Perrigo	2,574	214,517
Pfizer	110,010	3,904,255
Phibro Animal Health Class A	1,490	59,153
†Prestige Brands Holdings	2,837	95,664
†Supernus Pharmaceuticals	2,704	123,843
†Taro Pharmaceutical Industries	1,902	187,803
†Tetraphase Pharmaceuticals	1,930	5,925
Zoetis	3,768	314,666

		14,477,448

Professional Services–0.71%
†ASGN	3,282	268,730
Barrett Business Services	764	63,320
†CBIZ	3,969	72,434
†CoStar Group	178	64,557
CRA International	465	24,315
Dun & Bradstreet	1,190	139,230
Equifax	2,278	268,371
Exponent	1,516	119,233
Forrester Research	1,302	53,968
†Franklin Covey	769	20,686
†FTI Consulting	2,547	123,300
†GP Strategies	1,061	24,032
Heidrick & Struggles International	1,349	42,156
†Huron Consulting Group	1,526	58,141
ICF International	1,623	94,864
Insperity	2,629	182,847
Kelly Services Class A	2,630	76,375
Kforce	2,861	77,390
Korn/Ferry International	3,509	181,029
ManpowerGroup	2,283	262,773
†Mistras Group	1,671	31,649
†Navigant Consulting	2,640	50,794
Nielsen Holdings	10,464	332,651
Resources Connection	1,629	26,390
Robert Half International	3,656	211,646
RPX	4,320	46,181
†TransUnion	2,826	160,460
†TriNet Group	3,399	157,442
†TrueBlue	2,288	59,259
†Verisk Analytics Class A	2,206	229,424
†Volt Information Sciences	1,104	3,367
†WageWorks	876	39,595
†Willdan Group	346	9,809

		3,576,418

Real Estate Management & Development–0.46%
†Altisource Portfolio Solutions	1,304	34,634
†CBRE Group Class A	11,392	537,930

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
Consolidated-Tomoka Land	242	$15,210
†Forestar Group	265	5,605
†FRP Holdings	425	23,800
HFF Class A	3,442	171,067
†Howard Hughes	1,966	273,530
Jones Lang LaSalle	2,550	445,332
Kennedy-Wilson Holdings	9,500	165,300
†Marcus & Millichap	3,035	109,442
†Maui Land & Pineapple	1,848	21,529
†Rafael Holdings Class B	887	4,302
RE/MAX Holdings	1,219	73,689
Realogy Holdings	9,116	248,684
RMR Group Class A	1,499	104,855
†St. Joe	3,631	68,444
†Tejon Ranch	1,268	29,303

		2,332,656

Road & Rail–1.33%
AMERCO	572	197,397
ArcBest	1,859	59,581
†Avis Budget Group	5,061	237,057
Celadon Group	1,233	4,562
†Covenant Transportation Group Class A	1,476	44,029
CSX	15,537	865,566
†Genesee & Wyoming	2,875	203,521
Heartland Express	6,842	123,088
†Hertz Global Holdings	6,000	119,100
JB Hunt Transport Services	2,058	241,095
Kansas City Southern	2,675	293,849
Knight-Swift Transportation Holdings	9,480	436,175
Landstar System	1,852	203,072
Marten Transport	3,786	86,321
Norfolk Southern	6,331	859,623
Old Dominion Freight Line	3,641	535,118
†PAM Transportation Services	682	24,791
†Roadrunner Transportation Systems	1,695	4,305
Ryder System	4,401	320,349
†Saia	1,797	135,045
Union Pacific	11,189	1,504,137
Universal Logistics Holdings	1,605	33,946
†USA Truck	643	16,390
Werner Enterprises	4,899	178,814
†YRC Worldwide	1,800	15,894

		6,742,825

Semiconductors & Semiconductor Equipment–4.45%
†Advanced Energy Industries	2,277	145,500
†Advanced Micro Devices	9,536	95,837
†Alpha & Omega Semiconductor	978	15,110
†Ambarella	498	24,397
†Amkor Technology	18,058	182,928

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Analog Devices	3,687	$335,996
Applied Materials	13,871	771,366
†Axcelis Technologies	1,771	43,567
†AXT	1,172	8,497
Broadcom	3,692	870,020
Brooks Automation	3,851	104,285
Cabot Microelectronics	1,233	132,067
†Cavium	1,040	82,555
†CEVA	553	20,019
†Cirrus Logic	4,655	189,133
Cohu	1,543	35,196
†Cree	6,029	243,029
Cypress Semiconductor	16,813	285,148
†Diodes	3,180	96,863
†DSP Group	1,135	13,393
Entegris	8,055	280,314
†First Solar	5,492	389,822
†FormFactor	5,162	70,461
†Ichor Holdings	1,086	26,292
†Inphi	1,028	30,943
†Integrated Device Technology	3,964	121,140
Intel	103,255	5,377,520
KLA-Tencor	2,678	291,929
†Kulicke & Soffa Industries	4,748	118,747
Lam Research	3,045	618,622
†Lattice Semiconductor	3,916	21,812
†MACOM Technology Solutions Holdings	1,455	24,153
Marvell Technology Group	11,419	239,799
Maxim Integrated Products	6,113	368,125
†MaxLinear Class A	1,324	30,121
Microchip Technology	1,920	175,411
†Micron Technology	33,849	1,764,887
†Microsemi	7,356	476,080
MKS Instruments	2,984	345,100
Monolithic Power Systems	626	72,472
†Nanometrics	1,404	37,768
†NeoPhotonics	1,612	11,042
NVE	375	31,166
NVIDIA	8,978	2,079,215
†ON Semiconductor	22,039	539,074
†PDF Solutions	980	11,427
†Photronics	4,937	40,730
Power Integrations	941	64,317
†Qorvo	2,418	170,348
QUALCOMM	27,793	1,540,010
†Rambus	5,518	74,107
†Rudolph Technologies	2,362	65,427
†Semtech	3,900	152,295
†Sigma Designs	1,840	11,408
†Silicon Laboratories	1,141	102,576
Skyworks Solutions	6,924	694,200

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†SolarEdge Technologies	2,087	$109,776
†Synaptics	1,994	91,186
Teradyne	7,451	340,585
Texas Instruments	12,009	1,247,615
†Ultra Clean Holdings	2,345	45,141
†Veeco Instruments	3,227	54,859
Versum Materials	2,470	92,946
†Xcerra	3,827	44,585
Xilinx	3,359	242,654
Xperi	2,825	59,749

		22,492,862

Software–3.32%
†ACI Worldwide	6,433	152,591
Activision Blizzard	6,308	425,538
†Adobe Systems	2,544	549,708
American Software Class A	1,038	13,494
†ANSYS	1,484	232,528
†Aspen Technology	2,177	171,744
†Autodesk	527	66,181
Blackbaud	1,679	170,939
CA	13,300	450,870
†Cadence Design Systems	3,771	138,660
CDK Global	2,286	144,795
†Citrix Systems	3,902	362,106
†Dell Technologies Class V	4,518	330,763
Ebix	1,122	83,589
†Electronic Arts	1,842	223,324
†Ellie Mae	441	40,546
†Fair Isaac	1,071	181,395
†FireEye	1,388	23,499
†Fortinet	2,107	112,893
†Globant	900	46,386
†Glu Mobile	4,125	15,551
†Guidewire Software	1,320	106,696
†HubSpot	153	16,570
Intuit	1,951	338,206
†Manhattan Associates	2,060	86,273
Microsoft	81,960	7,480,489
†MicroStrategy	568	73,266
Monotype Imaging Holdings	2,693	60,458
†Nuance Communications	13,792	217,224
Oracle	31,129	1,424,152
†Paycom Software	2,380	255,588
†Paylocity Holding	1,079	55,277
Pegasystems	836	50,703
Progress Software	3,296	126,731
†Proofpoint	248	28,185
†PTC	1,498	116,859
QAD Class A	624	25,990
†Qualys	1,772	128,913
†RealPage	1,817	93,575

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Red Hat	1,808	$270,314
†RingCentral Class A	415	26,353
†Rubicon Project	543	977
†salesforce.com	1,598	185,847
†ServiceNow	584	96,623
†Splunk	369	36,306
SS&C Technologies Holdings	4,747	254,629
Symantec	6,975	180,304
†Synchronoss Technologies	2,306	24,328
†Synopsys	1,770	147,335
†Tableau Software Class A	608	49,139
†Take-Two Interactive Software	2,433	237,899
†Telenav	2,040	11,016
TiVo	6,495	88,007
†Tyler Technologies	464	97,885
†Ultimate Software Group	160	38,992
†VASCO Data Security International	2,011	26,042
†Verint Systems	2,558	108,971
†VMware Class A	307	37,230
†Workday Class A	554	70,419
†Zedge Class B	591	1,891
†Zendesk	451	21,589
†Zix	3,660	15,628
†Zynga Class A	38,764	141,876

		16,791,855

Specialty Retail–2.65%
Aaron’s	4,619	215,245
Abercrombie & Fitch	5,410	130,976
Advance Auto Parts	2,440	289,262
American Eagle Outfitters	13,926	277,545
†America’s Car-Mart	623	31,430
†Asbury Automotive Group	2,353	158,827
†Ascena Retail Group	6,778	13,624
†At Home Group	2,412	77,280
†AutoNation	7,273	340,231
†AutoZone	117	75,897
Barnes & Noble	3,386	16,761
†Barnes & Noble Education	2,352	16,205
Bed Bath & Beyond	11,792	247,514
Best Buy	15,596	1,091,564
Big 5 Sporting Goods	952	6,902
†Boot Barn Holdings	1,086	19,255
Buckle	1,237	27,400
†Build-A-Bear Workshop	1,134	10,376
†Burlington Stores	1,087	144,734
Caleres.	2,926	98,314
†CarMax	7,883	488,273
Cato Class A	1,385	20,415
Chico’s FAS	9,593	86,721
Children’s Place	1,567	211,937
Citi Trends	672	20,772

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Conn’s	1,428	$48,552
†Destination XL Group	2,180	3,815
Dick’s Sporting Goods	4,988	174,829
DSW Class A	4,665	104,776
†Express	5,117	36,638
Finish Line Class A	1,965	26,606
†Five Below	3,945	289,326
Foot Locker	5,190	236,353
†Francesca’s Holdings	3,674	17,635
GameStop Class A	6,910	87,204
Gap	19,318	602,722
†Genesco	1,278	51,887
Group 1 Automotive	1,282	83,766
Guess	6,106	126,638
Haverty Furniture	1,170	23,575
†Hibbett Sports	1,445	34,608
Home Depot	12,410	2,211,958
†Kirkland’s	1,522	14,748
L Brands	2,518	96,213
Lithia Motors Class A	1,814	182,343
Lowe’s	8,363	733,853
†MarineMax	1,717	33,396
†Michaels	3,812	75,135
Monro	2,026	108,594
†Murphy USA	3,761	273,801
Office Depot	32,804	70,529
†O’Reilly Automotive	1,527	377,749
†Party City Holdco	3,179	49,592
Penske Automotive Group	5,799	257,070
Pier 1 Imports	5,916	19,050
Rent-A-Center	3,348	28,893
†RH	1,494	142,348
Ross Stores	2,793	217,798
†Sally Beauty Holdings	4,953	81,477
Shoe Carnival	1,009	24,014
Signet Jewelers	4,587	176,691
†Sleep Number	2,804	98,561
Sonic Automotive Class A	1,673	31,703
†Sportsman’s Warehouse Holdings	1,747	7,128
Stage Stores	1,354	2,952
Tailored Brands	2,015	50,496
Tiffany & Co.	3,739	365,151
Tile Shop Holdings	2,800	16,800
TJX	5,788	472,069
Tractor Supply	3,137	197,694
†Ulta Beauty	944	192,831
†Urban Outfitters	7,015	259,274
†Vitamin Shoppe	1,290	5,612
Williams-Sonoma	7,058	372,380
Winmark	403	52,712

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Zumiez	2,034	$48,613

		13,415,618

Technology Hardware, Storage & Peripherals–2.56%
Apple	59,327	9,953,884
†Avid Technology	1,312	5,956
†Cray	2,967	61,417
Diebold Nixdorf	3,240	49,896
†Eastman Kodak	1,542	8,250
†Electronics For Imaging	3,079	84,149
Hewlett Packard Enterprise	27,006	473,685
HP	10,037	220,011
†NCR	5,626	177,332
NetApp	8,593	530,102
†Pure Storage Class A	1,088	21,706
Seagate Technology	4,900	286,748
†Stratasys	3,145	63,466
†Super Micro Computer	3,019	51,323
Western Digital	7,354	678,554
Xerox	10,184	293,096

		12,959,575

Textiles, Apparel & Luxury Goods–1.05%
Carter’s	2,531	263,477
Columbia Sportswear	3,442	263,072
†Crocs	4,976	80,860
Culp	857	26,181
†Deckers Outdoor	1,764	158,813
†Fossil Group	2,664	33,833
†G-III Apparel Group	3,021	113,831
Hanesbrands	9,997	184,145
†Iconix Brand Group	4,220	4,684
†Lululemon Athletica	1,886	168,080
†Michael Kors Holdings	8,506	528,052
Movado Group	888	34,099
NIKE Class B	13,694	909,829
Oxford Industries	1,193	88,950
†Perry Ellis International	696	17,957
PVH	2,076	314,369
Ralph Lauren	1,302	145,564
†Sequential Brands Group	1,209	2,521
†Skechers U.S.A. Class A	8,639	335,971
Steven Madden	3,897	171,078
Superior Uniform Group	478	12,557
Tapestry	14,731	774,998
†Under Armour Class A	5,454	89,173
†Under Armour Class C	6,534	93,763
†Unifi	789	28,601
†Vera Bradley	1,584	16,806
VF	3,835	284,250
Wolverine World Wide	5,482	158,430

		5,303,944

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance–0.60%
BankFinancial	1,093	$18,559
Bear State Financial	1,361	13,950
Beneficial Bancorp	4,972	77,315
†BofI Holding	2,791	113,119
†BSB Bancorp	343	10,496
Capitol Federal Financial	10,191	125,859
Charter Financial	652	13,294
Clifton Bancorp	1,283	20,079
Dime Community Bancshares	2,608	47,987
†Essent Group	5,333	226,972
Federal Agricultural Mortgage Class C	554	48,209
First Defiance Financial	850	48,722
†Flagstar Bancorp	3,909	138,379
Hingham Institution for Savings	65	13,390
Home Bancorp	264	11,397
†HomeStreet	1,845	52,859
Kearny Financial	5,674	73,762
†LendingTree	618	202,797
Meridian Bancorp	3,189	64,258
Meta Financial Group	629	68,687
†MGIC Investment	3,265	42,445
†Nationstar Mortgage Holdings	5,395	96,894
New York Community Bancorp	15,231	198,460
†NMI Holdings Class A	3,651	60,424
Northfield Bancorp	3,246	50,670
Northwest Bancshares	6,875	113,850
OceanFirst Financial	3,787	101,302
†Ocwen Financial	7,897	32,536
Oritani Financial	3,138	48,168
†PennyMac Financial Services Class A	2,894	65,549
†PHH	3,946	41,275
Provident Financial Services	4,489	114,874
Radian Group	2,073	39,470
Southern Missouri Bancorp	264	9,662
Territorial Bancorp	299	8,868
TFS Financial	6,896	101,302
TrustCo Bank	5,644	47,692
United Community Financial	2,433	23,989
United Financial Bancorp	2,907	47,093
Walker & Dunlop	2,474	147,005
Washington Federal	4,358	150,787
Waterstone Financial	1,989	34,410
Western New England Bancorp	1,120	11,928
WSFS Financial	1,609	77,071

		3,055,814

Tobacco–0.45%
†Alliance One International	554	14,432
Altria Group	19,765	1,231,755
Philip Morris International	8,403	835,258
Turning Point Brands	1,303	25,330
Universal	1,607	77,940

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco (continued)
Vector Group	5,157	$105,151

		2,289,866

Trading Companies & Distributors–0.90%
Air Lease	6,688	285,043
Applied Industrial Technologies	2,747	200,256
†Beacon Roofing Supply	3,948	209,520
†BlueLinx Holdings	1,296	42,237
†BMC Stock Holdings	3,962	77,457
†CAI International	1,223	26,001
†DXP Enterprises	1,012	39,417
Fastenal	3,457	188,718
GATX	1,878	128,624
†GMS	2,668	81,534
H&E Equipment Services	3,129	120,435
†HD Supply Holdings	7,282	276,279
†Herc Holdings	2,623	170,364
Kaman	1,597	99,206
†MRC Global	5,437	89,384
MSC Industrial Direct	3,057	280,357
†Nexeo Solutions	1,597	17,088
†NOW	6,473	66,154
†Rush Enterprises Class A	2,013	85,532
†Rush Enterprises Class B	547	22,088
†SiteOne Landscape Supply	2,352	181,198
†Textainer Group Holdings	1,633	27,679
†Titan Machinery	1,145	26,976
Triton International	5,189	158,783
†United Rentals	3,391	585,727
†Univar	6,044	167,721
†Veritiv	960	37,632
Watsco	1,798	325,384
†WESCO International	3,297	204,579
†Willis Lease Finance	616	21,116
WW Grainger	1,125	317,554

		4,560,043

Transportation Infrastructure–0.02%
Macquarie Infrastructure	2,412	89,075

		89,075

Water Utilities–0.14%
American States Water	1,932	102,512
American Water Works	1,905	156,458
Aqua America	4,546	154,837
Artesian Resources Class A	575	20,976
California Water Service Group	2,214	82,471

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Water Utilities (continued)
Connecticut Water Service	779	$47,153
Consolidated Water	860	12,513
Middlesex Water	1,102	40,443
SJW Group	1,042	54,924
York Water	500	15,500

		687,787

Wireless Telecommunication Services–0.21%
†Boingo Wireless	3,554	88,033
Shenandoah Telecommunications	4,690	168,840
Spok Holdings	803	12,005
†Sprint	22,111	107,902
Telephone & Data Systems	5,267	147,634
†T-Mobile U.S	7,475	456,274
†United States Cellular	1,577	63,380

		1,044,068

Total Common Stock (Cost $423,574,235)		504,424,573

CONVERTIBLE PREFERRED STOCK–0.00%
GCI Liberty 5.00% exercise price $25.00, expiration date 12/31/49	535	12,502

Total Convertible Preferred Stock (Cost $4,020)		12,502

RIGHTS–0.00%
†=Babcock & Wilcox Enterprise	2,436	4,672
†=pDyax CVR	1,518	4,858
†=pMedia General CVR	5,975	597
†=pNewsstar Financial CVR	2,435	1,199

Total Rights (Cost $1,685)		11,326

MONEY MARKET FUND–0.32%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	1,608,523	1,608,523

Total Money Market Fund (Cost $1,608,523)		1,608,523

TOTAL VALUE OF SECURITIES–100.01% (Cost $425,188,463)	506,056,924
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(73,161)

NET ASSETS APPLICABLE TO 40,506,708 SHARES OUTSTANDING–100.00%	$505,983,763

† Non-income producing.

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2018, the aggregate value of restricted securities was $6,654, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Dyax CVR	1/22/16	$1,685	$4,858
Media General CVR	1/18/17	—	597
Newsstar Financial CVR	12/26/17	—	1,199

Total		$1,685	$6,654

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

See accompanying notes.

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$12,741,317	$—	$—	$12,741,317
Air Freight & Logistics	3,628,453	—	—	3,628,453
Airlines	4,538,467	—	—	4,538,467
Auto Components	4,537,244	—	—	4,537,244
Automobiles	3,344,084	—	—	3,344,084
Banks	43,762,342	—	—	43,762,342
Beverages	5,936,984	—	—	5,936,984
Biotechnology	8,861,704	—	—	8,861,704
Building Products	4,367,662	—	—	4,367,662
Capital Markets	17,386,790	—	—	17,386,790
Chemicals	12,344,689	—	—	12,344,689
Commercial Services & Supplies	5,605,772	—	—	5,605,772
Communications Equipment	7,505,418	—	—	7,505,418
Construction & Engineering	2,992,951	—	—	2,992,951
Construction Materials	1,189,794	—	—	1,189,794
Consumer Finance	6,723,789	—	—	6,723,789
Containers & Packaging	4,475,367	—	—	4,475,367
Distributors	1,123,133	—	—	1,123,133
Diversified Consumer Services	2,527,750	—	—	2,527,750
Diversified Financial Services	4,074,253	—	—	4,074,253
Diversified Telecommunication Services	9,986,718	—	—	9,986,718
Electric Utilities	3,669,059	—	—	3,669,059
Electrical Equipment	3,380,836	—	—	3,380,836
Electronic Equipment, Instruments & Components	9,488,770	—	—	9,488,770
Energy Equipment & Services	4,551,812	—	—	4,551,812
Equity Real Estate Investment Trusts	142,625	—	—	142,625
Food & Staples Retailing	9,390,044	—	—	9,390,044
Food Products	7,929,687	—	—	7,929,687
Gas Utilities	1,031,510	—	—	1,031,510
Health Care Equipment & Supplies	9,693,083	—	—	9,693,083
Health Care Providers & Services	16,138,559	—	—	16,138,559
Health Care Technology	1,054,383	—	—	1,054,383
Hotels, Restaurants & Leisure	11,173,787	—	—	11,173,787
Household Durables	5,509,984	—	—	5,509,984
Household Products	3,936,547	—	—	3,936,547
Independent Power & Renewable Electricity Producers	1,411,872	—	—	1,411,872
Industrial Conglomerates	4,493,593	—	—	4,493,593
Insurance	18,298,286	35,029	—	18,333,315
Internet & Direct Marketing Retail	8,966,531	—	—	8,966,531
Internet Software & Services	11,769,313	—	—	11,769,313
IT Services	18,137,413	—	—	18,137,413
Leisure Products	1,281,876	—	—	1,281,876
Life Sciences Tools & Services	3,852,665	—	—	3,852,665
Machinery	15,478,552	—	—	15,478,552
Marine	361,866	—	—	361,866
Media	17,124,849	—	—	17,124,849
Metals & Mining	5,030,787	—	—	5,030,787
Multiline Retail	4,168,750	—	—	4,168,750
Multi-Utilities	2,262,944	—	—	2,262,944
Oil, Gas & Consumable Fuels	24,131,942	—	—	24,131,942

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock (continued)
Paper & Forest Products	$1,204,414	$—	$—	$1,204,414
Personal Products	1,848,670	—	—	1,848,670
Pharmaceuticals	14,477,448	—	—	14,477,448
Professional Services	3,576,418	—	—	3,576,418
Real Estate Management & Development	2,332,656	—	—	2,332,656
Road & Rail	6,742,825	—	—	6,742,825
Semiconductors & Semiconductor Equipment	22,492,862	—	—	22,492,862
Software	16,791,855	—	—	16,791,855
Specialty Retail	13,415,618	—	—	13,415,618
Technology Hardware, Storage & Peripherals	12,959,575	—	—	12,959,575
Textiles, Apparel & Luxury Goods	5,303,944	—	—	5,303,944
Thrift & Mortgage Finance	3,055,814	—	—	3,055,814
Tobacco	2,289,866	—	—	2,289,866
Trading Companies & Distributors	4,560,043	—	—	4,560,043
Transportation Infrastructure	89,075	—	—	89,075
Water Utilities	687,787	—	—	687,787
Wireless Telecommunication Services	1,044,068	—	—	1,044,068
Convertible Preferred Stock	12,502	—	—	12,502
Rights	—	—	11,326	11,326
Money Market Fund	1,608,523	—	—	1,608,523

Total Investments	$506,010,569	$35,029	$11,326	$506,056,924

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–90.87%
Argentina–0.09%
†Despegar.Com	2,200	$68,750
MercadoLibre	2,200	784,058

		852,808

Brazil–0.03%
†Pagseguro Digital Class A	7,200	275,904

		275,904

Canada–0.99%
Alamos Gold (New York Shares)	424,990	2,214,198
Crescent Point Energy	80,811	549,466
Husky Energy	270,300	3,868,772
†Shopify Class A	2,000	248,876
Wheaton Precious Metals	149,200	3,039,935

		9,921,247

China–0.59%
†Alibaba Group Holding ADR	9,100	1,670,214
†Baidu ADR	16,000	3,571,040
†Guotai Junan Securities Class H	147,400	320,817
†LexinFintech Holdings ADR	4,600	66,792
†Weibo ADR	2,200	262,988

		5,891,851

Finland–0.12%
Nokia	116,730	644,597
Nokia ADR	103,700	567,239

		1,211,836

France–4.13%
Accor	26,964	1,456,726
AXA	203,686	5,414,587
BNP Paribas	102,916	7,632,324
Cie de Saint-Gobain	80,900	4,271,927
Cie Generale des Etablissements Michelin	32,532	4,816,126
Sanofi	84,294	6,763,758
SES FDR	183,042	2,477,652
Societe Generale	19,644	1,066,873
TOTAL	42,683	2,446,576
Veolia Environnement	205,535	4,882,974

		41,229,523

Germany–3.18%
Bayer	55,113	6,213,096
†Delivery Hero	4,000	193,172
Deutsche Bank	31,406	438,128
HeidelbergCement	22,620	2,222,234
Infineon Technologies ADR	160,316	4,326,127
Innogy	9,663	458,019
KUKA	990	112,343
LANXESS	61,961	4,749,692
Merck	39,386	3,779,005
†QIAGEN	85,659	2,769,214

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Siemens ADR	95,705	$6,117,464
thyssenkrupp	12,742	332,721

		31,711,215

Hong Kong–2.89%
AIA Group	294,800	2,520,150
China Life Insurance	1,612,000	4,506,815
China Mobil	614,000	5,627,552
China Pacific Insurance Group	185,600	842,200
China Telecom	10,490,000	4,652,651
CK Hutchison Holdings	470,000	5,647,177
Kunlun Energy	1,416,000	1,229,752
NetEase ADR	1,100	308,429
Sands China	73,700	400,510
Tencent Holdings	57,000	3,059,735

		28,794,971

Ireland–0.97%
†Bank of Ireland Group	550,623	4,825,051
CRH	142,697	4,833,423

		9,658,474

Israel–0.66%
†Check Point Software Technologies	12,798	1,271,353
Teva Pharmaceutical Industries ADR	313,632	5,359,971

		6,631,324

Italy–0.91%
CNH Industrial	42,400	523,938
Enel	237,833	1,455,351
Eni	404,537	7,126,025

		9,105,314

Japan–4.67%
en-Japan	500	28,432
FANUC	500	128,677
IHI	77,400	2,414,800
Inpex	198,800	2,466,975
JXTG Holdings	95,372	581,443
Keyence	1,600	999,453
Mitsui Fudosan	196,000	4,731,686
Nidec	400	61,564
Omron	74,800	4,372,550
Panasonic	412,000	5,916,523
Ryohin Keikaku	13,800	4,610,454
Seven & i Holdings	119,700	5,127,031
SoftBank Group	76,500	5,706,232
Start Today	15,000	390,412
Sumitomo Metal Mining	53,000	2,192,166
Suntory Beverage & Food	126,400	6,153,217
T&D Holdings	30,242	481,035
Toyo Tire & Rubber	17,200	294,885

		46,657,535

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands–1.95%
ASML Holding (New York Shares)	4,600	$913,376
ING Groep	198,406	3,348,143
†InterXion Holding	10,700	664,577
Koninklijke KPN	386,338	1,161,715
Koninklijke Philips	41,987	1,607,767
NN Group	93,209	4,141,274
Royal Dutch Shell Class B	236,790	7,619,532

		19,456,384

Norway–0.38%
Yara International	87,820	3,752,558

		3,752,558

Portugal–0.26%
Galp Energia	135,541	2,556,128

		2,556,128

Republic of Korea–1.84%
Hana Financial Group	98,564	4,247,827
KB Financial Group	17,683	1,025,565
Samsung Electronics	5,588	13,056,229

		18,329,621

Singapore–0.61%
Broadcom	5,700	1,343,205
†Sea ADR	2,700	30,429
Singapore Telecommunications	1,841,960	4,757,230

		6,130,864

South Africa–0.05%
Naspers Class N	2,200	538,369

		538,369

Sweden–0.11%
Getinge Class B	99,840	1,136,940

		1,136,940

Switzerland–2.16%
Chubb	24,633	3,369,055
†Credit Suisse Group	28,538	479,296
†Dufry	3,539	464,847
†LafargeHolcim	15,000	821,920
Novartis	29,960	2,423,191
Novartis ADR	24,090	1,947,678
Roche Holding	21,670	4,971,036
Roche Holding ADR	30,300	867,338
†UBS Group	354,458	6,245,170

		21,589,531

Taiwan–0.60%
Taiwan Semiconductor Manufacturing ADR	137,400	6,012,624

		6,012,624

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Thailand–0.47%
Bangkok Bank NVDR	740,300	$4,703,226

		4,703,226

United Kingdom–7.72%
†Atlassian	8,500	458,320
BAE Systems	760,076	6,218,708
Barclays	2,238,498	6,541,130
BP	133,439	900,060
BP ADR	248,019	10,054,690
British American Tobacco	22,425	1,296,319
British American Tobacco ADR	7,905	456,039
GlaxoSmithKline	193,604	3,759,991
HSBC Holdings	705,650	6,670,123
HSBC Holdings (London Shares)	63,955	600,583
Imperial Brands	6,573	223,807
Kingfisher	1,338,752	5,491,963
†LivaNova	41,200	3,646,200
†Rolls-Royce Holdings	215,370	2,633,140
Royal Dutch Shell Class A	56,121	1,787,858
Royal Dutch Shell (London Shares) Class A	19,560	618,850
RSA Insurance Group	73,828	653,633
Shire	144,819	7,207,616
Sky	63,052	1,148,308
Standard Chartered	797,373	7,991,561
Vodafone Group	392,626	1,074,237
Vodafone Group ADR	274,998	7,650,444

		77,083,580

United States–55.49%
†2U	9,000	756,270
Abbott Laboratories	94,240	5,646,861
AbbVie	27,900	2,640,735
†ABIOMED	2,600	756,574
Accenture Class A	58,000	8,903,000
Activision Blizzard	12,500	843,250
†Adobe Systems	11,300	2,441,704
Advance Auto Parts	51,900	6,152,745
Aflac	66,800	2,923,168
Air Products & Chemicals	45,300	7,204,059
Albemarle	102,590	9,514,197
†Align Technology	1,100	276,243
Alleghany	300	184,332
Allergan	37,110	6,245,242
Ally Financial	13,408	364,027
†Alnylam Pharmaceuticals	1,000	119,100
†Alphabet Class A	10,560	10,952,198
†Alphabet Class C	1,500	1,547,685
†Altair Engineering Class A	5,300	166,208
†Alteryx Class A	200	6,828
Altria Group	9,540	594,533
†Amazon.com	5,800	8,394,572

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
American International Group	21,007	$1,143,201
American Tower	9,400	1,366,196
Amgen	40,070	6,831,134
Amphenol Class A	11,700	1,007,721
Anadarko Petroleum	9,500	573,895
Analog Devices	91,918	8,376,487
†ANSYS	4,600	720,774
Apache	56,520	2,174,890
Apple	55,840	9,368,835
Applied Materials	7,200	400,392
Archer-Daniels-Midland	39,000	1,691,430
†Arista Networks	1,700	434,010
†Aspen Technology	11,600	915,124
†Autodesk	8,200	1,029,756
†Avexis	2,400	296,592
Baker Hughes a GE Co.	21,613	600,193
Becton Dickinson & Co.	44,610	9,666,987
†Blackline	3,200	125,472
†Bluebird Bio	2,300	392,725
Boeing	4,700	1,541,036
†Booking Holdings	450	936,176
†Bright Horizons Family Solutions	1,500	149,580
Bunge	54,700	4,044,518
†Cadence Design Systems	11,200	411,824
Capital One Financial	72,915	6,986,715
†Cargurus	2,000	76,940
Carlisle	42,030	4,388,352
Cboe Global Markets	8,000	912,800
†Celgene	53,930	4,811,095
Charles Schwab	29,800	1,556,156
†Charter Communications Class A	3,692	1,149,024
Chevron	24,200	2,759,768
Cintas	23,200	3,957,456
Cisco Systems	26,340	1,129,723
CIT Group	12,978	668,367
Citigroup	141,670	9,562,725
Citizens Financial Group	39,510	1,658,630
Cognex	12,000	623,880
Cognizant Technology Solutions Class A	18,668	1,502,774
Colgate-Palmolive	55,500	3,978,240
Comcast Class A	262,710	8,976,801
†CommScope Holding	111,600	4,460,652
ConocoPhillips	66,950	3,969,466
†CoStar Group	2,700	979,236
Coty Class A	325,900	5,963,970
CVS Health	49,830	3,099,924
Danaher	4,300	421,013
†Dell Technologies Class V	3,589	262,751
DENTSPLY SIRONA	36,400	1,831,284
Devon Energy	54,450	1,730,966
†DISH Network Class A	18,143	687,438

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Donaldson	43,907	$1,978,010
Dover	66,000	6,482,520
†Dropbox Class A	1,300	40,625
DXC Technology	27,240	2,738,437
Eastman Chemical	34,820	3,676,296
†eBay	400	16,096
Ecolab	23,800	3,262,266
†Edwards Lifesciences	7,000	976,640
†Electronic Arts	11,000	1,333,640
Eli Lilly & Co.	82,609	6,391,458
EOG Resources	15,000	1,579,050
Equinix	3,800	1,588,932
Erie Indemnity Class A	10,700	1,258,748
†Etsy	2,000	56,120
Exxon Mobil	25,700	1,917,477
†Facebook Class A	23,000	3,675,170
FedEx	4,500	1,080,495
First Horizon National	26,295	495,135
†Fiserv	11,400	812,934
Fortive	11,200	868,224
†Foundation Medicine	2,000	157,500
†Freeport-McMoRan	17,956	315,487
Gap	81,020	2,527,824
†GCI Liberty Class A	7,620	402,793
General Dynamics	29,300	6,472,370
General Electric	112,056	1,510,515
General Motors	22,153	805,040
Gilead Sciences	78,450	5,914,346
†GoDaddy Class A	700	42,994
†GrubHub	3,700	375,439
†Guidewire Software	7,800	630,474
Hartford Financial Services Group	19,704	1,015,150
HEICO	7,700	668,437
Helmerich & Payne	36,900	2,456,064
Hewlett Packard Enterprise	40,784	715,351
Honeywell International	58,600	8,468,286
†HubSpot	6,100	660,630
†IDEXX Laboratories	9,100	1,741,649
†Illumina	3,800	898,396
Intel	69,500	3,619,560
Intercontinental Exchange	18,000	1,305,360
International Paper	12,239	653,930
Intuit	5,800	1,005,430
†Intuitive Surgical	2,840	1,172,437
†iRhythm Technologies	2,500	157,375
John Wiley & Sons Class A	34,400	2,191,280
Johnson & Johnson	48,200	6,176,830
Johnson Controls International	136,182	4,799,054
JPMorgan Chase & Co.	63,645	6,999,041
Kinder Morgan	61,307	923,283
KLA-Tencor	3,200	348,832
†Knowles	163,530	2,058,843

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Lam Research	7,800	$1,584,648
†Liberty Broadband Class A	8,500	720,800
†Liberty Broadband Class C	3,400	291,346
LyondellBasell Industries Class A	22,000	2,324,960
Marathon Oil	52,008	838,889
MarketAxess Holdings	2,300	500,112
Mastercard Class A	22,500	3,941,100
†Match Group	6,400	284,416
Mattel	267,600	3,518,940
Matthews International Class A	34,000	1,720,400
McCormick & Co Non-Voting Shares	23,900	2,542,721
McDonald’s	25,300	3,956,414
Medtronic	136,776	10,972,171
Merck & Co.	32,660	1,778,990
MetLife	9,295	426,548
Microsoft	262,337	23,943,498
Monolithic Power Systems	5,000	578,850
Monsanto	8,563	999,216
Moody’s	7,000	1,129,100
MSCI	6,800	1,016,396
†Nektar Therapeutics	500	53,130
†Netflix	5,500	1,624,425
†Neurocrine Biosciences	6,900	572,217
†Nevro	2,400	208,008
NIKE Class B	68,900	4,577,716
Nucor	25,300	1,545,577
NVIDIA	8,000	1,852,720
Occidental Petroleum	30,600	1,987,776
Oracle	199,610	9,132,158
†PayPal Holdings	7,200	546,264
Pentair	79,300	5,402,709
PepsiCo	45,260	4,940,129
Perrigo	24,500	2,041,830
Pfizer	49,500	1,756,755
PG&E	10,900	478,837
Plains GP Holdings Class A	23,400	508,950
Praxair	54,100	7,806,630
Procter & Gamble	45,500	3,607,240
†Q2 Holdings	7,000	318,850
Raytheon	9,000	1,942,380
†Redfin	600	13,698
†Regeneron Pharmaceuticals	2,300	792,028
†Rhythm Pharmaceuticals	2,500	49,750
†Rite Aid	42,585	71,543
Rockwell Automation	3,300	574,860
Roper Technologies	48,300	13,557,327
Ross Stores	63,500	4,951,730
†salesforce.com	22,000	2,558,600
†SBA Communications	9,200	1,572,464
Schlumberger	52,200	3,381,516
†SendGrid	1,600	45,024
†ServiceNow	13,800	2,283,210

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†Splunk	9,000	$885,510
†Square Class A	12,000	590,400
Stryker	63,241	10,176,742
Symantec	39,966	1,033,121
Tapestry	99,100	5,213,651
Target	31,800	2,207,874
Teradyne	300	13,713
Texas Instruments	83,950	8,721,566
Thermo Fisher Scientific	4,700	970,362
Tiffany & Co.	47,600	4,648,616
Time Warner	20,590	1,947,402
Twenty-First Century Fox Class A	123,030	4,513,971
†Tyler Technologies	2,300	485,208
†Ultimate Software Group	1,300	316,810
United Parcel Service Class B	76,400	7,996,024
United Technologies	44,100	5,548,662
UnitedHealth Group	7,900	1,690,600
†Veeva Systems Class A	13,700	1,000,374
Versum Materials	23,500	884,305
Visa Class A	27,610	3,302,708
Voya Financial	128,940	6,511,470
Walgreens Boots Alliance	87,110	5,703,092
Walmart	38,100	3,389,757
Walt Disney	16,579	1,665,195
†Waters	2,300	456,895
Wells Fargo & Co.	25,110	1,316,015
West Pharmaceutical Services	36,600	3,231,414
Williams	29,860	742,320
†Workday Class A	11,200	1,423,632
WW Grainger	8,900	2,512,203
Xilinx	7,200	520,128
XL Group	8,490	469,157
Yum Brands	37,330	3,177,903
†Zendesk	7,800	373,386
†Zscaler	4,100	115,087

		553,937,737

Total Common Stock (Cost $697,618,589)		907,169,564

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–0.11%
Telecommunications–0.11%
Frontier Communications
10.50% 9/15/22	930,000	$782,437
11.00% 9/15/25	476,000	359,084

Total Corporate Bonds (Cost $1,229,060)		1,141,521

	Number of Shares
PREFERRED STOCK–0.15%
Volkswagen 1.26%	7,317	1,458,380

Total Preferred Stock (Cost $861,835)		1,458,380

MONEY MARKET FUND–6.45%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	64,379,704	64,379,704

Total Money Market Fund (Cost $64,379,704)		64,379,704

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–1.22%
≠Discount Note–1.07%
Federal Home Loan Bank 0.464% 4/2/18	10,680,000	$10,680,000

		10,680,000

≠U.S. Treasury Obligations–0.15%
U.S. Treasury Bills
1.523% 7/5/18	1,000,000	995,547
1.568% 7/26/18	500,000	497,194

		1,492,741

Total Short Term Investments (Cost $12,172,914)		12,172,741

TOTAL VALUE OF SECURITIES–98.80% (Cost $776,262,102)	986,321,910
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.20%	11,996,073

NET ASSETS APPLICABLE TO 28,151,055 SHARES OUTSTANDING–100.00%	$998,317,983

Δ	Securities have been classified by country of origin.

†	Non-income producing.

«	Includes $13,243,559 cash collateral held at broker and $2,881,266 variation margin due to broker on futures contracts as of March 31, 2018.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	(10,977)	USD	13,554	4/3/18	$43	$—
BAML	EUR	(11,770,639)	USD	14,496,542	4/18/18	—	(7,199)
BAML	GBP	(4,416,702)	USD	6,244,731	4/24/18	41,253	—
BCLY	JPY	(106,611,185)	USD	999,879	4/3/18	—	(2,373)
BNYM	CAD	(17,231)	USD	13,360	4/3/18	—	(16)
BNYM	GBP	492,761	USD	(694,891)	4/3/18	—	(3,404)
BNYM	JPY	(4,067,590)	USD	38,178	4/3/18	—	(61)
BNYM	KRW	(952,100,043)	USD	893,516	4/2/18	—	(1,494)
CITI	EUR	(492,618)	USD	606,069	4/4/18	—	(327)
CITI	ZAR	(1,477,643)	USD	124,687	4/5/18	2	—
DB	NOK	4,541,257	USD	(576,579)	4/4/18	2,857	—
GSC	NOK	6,345,390	USD	(824,558)	4/3/18	—	(14,950)
HSBC	EUR	87,230	USD	(108,373)	4/18/18	—	(890)
HSBC	JPY	13,320,368	USD	(124,451)	4/20/18	907	—
HSBC	KRW	(1,665,854,775)	USD	1,544,429	5/11/18	—	(25,307)
MSC	EUR	839,602	USD	(1,036,908)	4/3/18	—	(3,460)
UBS	CHF	(454,857)	USD	482,441	5/7/18	5,120	—
UBS	EUR	21,800	USD	(26,793)	4/18/18	68	—
UBS	JPY	(65,420,375)	USD	617,555	4/20/18	1,881	—

Total Foreign Currency Exchange Contracts						$52,131	$(59,481)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(299)	British Pound	$(26,270,887)	$(26,574,693)	6/19/18	$303,806	$—
(282)	Euro	(43,563,713)	(43,966,161)	6/19/18	402,448	—
(266)	Japanese Yen	(31,399,638)	(31,711,914)	6/19/18	312,276	—

					1,018,530	—

Equity Contracts:
(848)	E-mini S&P 500 Index	(112,063,200)	(112,391,311)	6/18/18	328,111	—
(133)	E-mini S&P MidCap 400 Index	(25,045,230)	(24,870,144)	6/15/18	—	(175,086)
(1,115)	Euro STOXX 50 Index	(45,013,737)	(44,209,134)	6/18/18	—	(804,603)
(276)	FTSE 100 Index	(27,080,790)	(26,609,790)	6/18/18	—	(471,000)
(164)	Nikkei 225 Index (OSE)	(32,690,569)	(31,814,497)	6/8/18	—	(876,072)

					328,111	(2,326,761)

Total Futures Contracts					$1,346,641	$(2,326,761)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CHF–Swiss Franc

CITI–Citigroup Global Markets

DB–Deutsche Bank

EUR–Euro

FDR–Fiduciary Depositary Receipt

FTSE–Financial Times Stock Exchange

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

KRW–South Korean Won

MSC–Morgan Stanley Capital

NOK–Norwegian Krone

NVDR–Non-Voting Depository Receipt

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

USD–United States Dollar

ZAR–South African Rand

See accompanying notes.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S government securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
Argentina	$852,808	$—	$852,808
Brazil	275,904	—	275,904
Canada	9,921,247	—	9,921,247
China	5,571,034	320,817	5,891,851
Finland	567,239	644,597	1,211,836
France	—	41,229,523	41,229,523
Germany	10,443,591	21,267,624	31,711,215
Hong Kong	308,429	28,486,542	28,794,971
Ireland	—	9,658,474	9,658,474
Israel	6,631,324	—	6,631,324
Italy	—	9,105,314	9,105,314
Japan	—	46,657,535	46,657,535
Netherlands	1,577,953	17,878,431	19,456,384
Norway	3,752,558	—	3,752,558
Portugal	—	2,556,128	2,556,128
Republic of Korea	—	18,329,621	18,329,621
Singapore	1,373,634	4,757,230	6,130,864
South Africa	—	538,369	538,369
Sweden	—	1,136,940	1,136,940
Switzerland	6,184,071	15,405,460	21,589,531
Taiwan	6,012,624	—	6,012,624
Thailand	—	4,703,226	4,703,226
United Kingdom	22,265,693	54,817,887	77,083,580
United States	553,937,737	—	553,937,737
Corporate Bonds	—	1,141,521	1,141,521
Preferred Stock	—	1,458,380	1,458,380
Money Market Fund	64,379,704	—	64,379,704
Short-Term Investments	—	12,172,741	12,172,741

Total Investments	$694,055,550	$292,266,360	$986,321,910

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$52,131	$52,131

Futures Contracts	$1,346,641	$—	$1,346,641

Liabilities:
Foreign Currency Exchange Contracts	$—	$(59,481)	$(59,481)

Futures Contracts	$(2,326,761)	$—	$(2,326,761)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at March 31, 2018, a portion of the portfolio was categorized as Level 2.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments, or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–9

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.06%
Equity Funds–49.64%
² Franklin Growth Fund	42,610	$4,107,557
² Franklin Strategic Series–Franklin Growth Opportunities Fund	39,391	1,632,372
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Rising Dividends VIP Fund	88,911	2,526,839
Franklin Small Cap Value VIP Fund	91,377	1,831,205

		10,097,973

Fixed Income Funds–36.94%
² Franklin Total Return Fund	285,022	2,736,213
iShares Core U.S. Aggregate Bond ETF	44,565	4,779,596

		7,515,809

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Global Equity Fund–12.44%
² Franklin Mutual Global Discovery Fund	80,208	$2,530,564

		2,530,564

Money Market Fund–1.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	211,055	211,055

		211,055

Total Investment Companies (Cost $19,681,048)		20,355,401

TOTAL VALUE OF SECURITIES–100.06% (Cost $19,681,048)	20,355,401
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(12,218)

NET ASSETS APPLICABLE TO 1,999,075 SHARES OUTSTANDING–100.00%	$20,343,183

²	Class R-6 shares.

✢	Class 1 shares.

ETF–Exchange-Traded Fund

See accompanying notes.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Companies	$20,355,401

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–9.50%
INVESTMENT COMPANY–9.50%
Equity Fund–9.50%
✢Franklin Templeton Variable Insurance Products Trust– Franklin Growth & Income VIP Fund	1,936,863	$30,873,592

Total Affiliated Investment (Cost $28,750,345)		30,873,592

UNAFFILIATED INVESTMENTS–90.45%
INVESTMENT COMPANIES–90.45%
Equity Funds–85.58%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Income VIP Fund	5,733,341	93,854,794
Franklin Rising Dividends VIP Fund	1,079,638	30,683,316
Mutual Shares VIP Fund	7,628,118	153,630,288

		278,168,398

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.87%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	15,816,037	$15,816,037

		15,816,037

Total Unaffiliated Investments (Cost $276,527,018)		293,984,435

TOTAL VALUE OF SECURITIES–99.95% (Cost $305,277,363)	324,858,027
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	174,440

NET ASSETS APPLICABLE TO 31,243,985 SHARES OUTSTANDING–100.00%	$325,032,467

✢	Class 1 shares.

«	Includes $660,062 cash collateral held at broker and $171,610 variation margin due to broker for futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(8)	British Pound	$ (702,900)	$ (709,880)	6/19/18	$ 6,980	$ —
(7)	Euro	(1,081,369)	(1,091,276)	6/19/18	9,907	—
(7)	Japanese Yen	(826,306)	(831,976)	6/19/18	5,670	—

					22,557	—

Equity Contracts:
(74)	E-mini S&P 500 Index	(9,779,100)	(9,853,296)	6/18/18	74,196	—
(5)	E-mini S&P MidCap 400 Index	(941,550)	(937,910)	6/15/18	—	(3,640)
(31)	Euro STOXX 50 Index	(1,251,503)	(1,231,607)	6/18/18	—	(19,896)
(7)	FTSE 100 Index	(686,832)	(678,123)	6/18/18	—	(8,709)
(4)	Nikkei 225 Index (OSE)	(797,331)	(778,888)	6/8/18	—	(18,443)

					74,196	(50,688)

Total Futures Contracts					$96,753	$(50,688)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Franklin Templeton Value Managed Volatility Fund–1

LVIP Franklin Templeton Value Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP Franklin Templeton Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily series of The Franklin Templeton Variable Insurance Products Trust (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$30,873,592
Unaffiliated Investments Companies	293,984,435

Total Investments	$324,858,027

Derivatives:
Assets:
Futures Contracts	$96,753

Liabilities:
Futures Contracts	$(50,688)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels value as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Value Managed Volatility Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund

Notes (continued)

3. Transactions With Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby a Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–9.50%*
Equity Funds–9.50%*
Franklin Templeton Variable Insurance Products Trust - Franklin Growth & Income VIP Fund - Class 1	$31,974,480	$405,366	$789,255	$22,526	($739,525)	$30,873,592	1,936,863	$—	$—

* As a percentage of Net Assets.

LVIP Franklin Templeton Value Managed Volatility Fund–3

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–91.02%
INVESTMENT COMPANIES–91.02%
Equity Funds–23.34%
*Lincoln Variable Insurance Products Trust–
LVIP MFS Value Fund	313,694	$13,095,766
LVIP SSGA Large Cap 100 Fund	1,922,501	26,117,173
LVIP SSGA Mid-Cap Index Fund	2,024,651	26,207,079
LVIP SSGA S&P 500 Index Fund	8,166,273	148,895,655
LVIP SSGA Small-Cap Index Fund	1,856,075	58,778,193
LVIP T. Rowe Price Growth Stock Fund	847,014	38,305,349

		311,399,215

Fixed Income Funds–55.24%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	5,716,112	58,372,939
LVIP Delaware Bond Fund	19,251,904	259,111,371
LVIP JPMorgan High Yield Fund	3,612,888	38,614,544
LVIP PIMCO Low Duration Bond Fund	7,767,289	77,587,451
LVIP SSGA Bond Index Fund	5,860,255	64,802,704
LVIP Western Asset Core Bond Fund	24,603,790	238,435,326

		736,924,335

Global Equity Fund–0.24%
*Lincoln Variable Insurance Products Trust– LVIP Clarion Global Real Estate Fund	356,945	3,267,122

		3,267,122

Global Fixed Income Fund–1.46%
*Lincoln Variable Insurance Products Trust– †LVIP Global Income Fund	1,688,911	19,449,495

		19,449,495

International Equity Funds–10.74%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	2,160,948	38,158,023
LVIP Mondrian International Value Fund	1,404,644	24,991,422
LVIP SSGA Developed International 150 Fund	1,448,132	13,431,425
LVIP SSGA International Index Fund	6,789,027	66,688,614

		143,269,484

Total Affiliated Investments (Cost $1,064,219,249)		1,214,309,651

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–9.02%
INVESTMENT COMPANIES–9.02%
Equity Fund–1.95%
XFidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	730,716	$26,064,656

		26,064,656

Fixed Income Fund–1.59%
² American Funds® – American Funds Mortgage Fund	2,150,243	21,222,897

		21,222,897

International Equity Fund–2.96%
iShares MSCI Emerging Markets ETF	818,772	39,530,312

		39,530,312

Money Market Fund–2.52%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	33,573,910	33,573,910

		33,573,910

Total Unaffiliated Investments (Cost $112,392,182)		120,391,775

TOTAL VALUE OF SECURITIES–100.04% (Cost $1,176,611,431)	1,334,701,426
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(564,273)

NET ASSETS APPLICABLE TO 94,168,451 SHARES OUTSTANDING–100.00%	$1,334,137,153

LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments (continued)

²	Class R-6 shares.

†	Non-income producing.

*	Standard Class shares.

X	Initial Class.

«	Includes $180,880 cash collateral held at broker for futures contracts and $35,329 variation margin due from broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation
Interest Rate Contracts:
323	U.S. Treasury 5 yr Notes	$36,970,883	$36,754,125	7/2/18	$216,758

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

yr–Year

See accompanying notes.

LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$1,214,309,651
Unaffiliated Investment Companies	120,391,775

Total Investments	$1,334,701,426

Derivatives:

Assets:
Futures Contracts	$216,758

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follow

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES– 91.02%*
Equity Funds–23.34%*
LVIP MFS Value Fund	$—	$13,599,154	$58,281	$(2,251)	$(442,856)	$13,095,766	313,694	$—	$—
LVIP SSGA Large Cap 100 Fund	42,029,318	96,375	15,439,703	870,695	(1,439,512)	26,117,173	1,922,501	—	—
LVIP SSGA Mid-Cap Index Fund	41,895,335	96,375	15,767,911	3,738,622	(3,755,342)	26,207,079	2,024,651	—	—
LVIP SSGA S&P 500 Index Fund	175,343,179	427,751	26,383,785	12,710,287	(13,201,777)	148,895,655	8,166,273	—	—
LVIP SSGA Small-Cap Index Fund	34,886,648	26,003,024	1,290,260	7,015	(828,234)	58,778,193	1,856,075	—	—
LVIP T. Rowe Price Growth Stock Fund	42,215,845	104,788	5,876,141	1,629,591	231,266	38,305,349	847,014	—	—
Fixed Income Funds–55.24%*
LVIP BlackRock Inflation Protected Bond Fund	39,735,454	19,975,771	1,435,681	(15,253)	112,648	58,372,939	5,716,112	—	—
LVIP Delaware Bond Fund	265,981,673	160,570	4,124,841	(116,089)	(2,789,942)	259,111,371	19,251,904	—	—
LVIP JPMorgan High Yield Fund	52,965,167	125,702	13,976,026	(461,150)	(39,149)	38,614,544	3,612,888	—	—
LVIP PIMCO Low Duration Bond Fund	79,227,125	1,214,570	2,705,006	(38,563)	(110,675)	77,587,451	7,767,289	—	—
LVIP SSGA Bond Index Fund	66,024,298	2,036,021	2,251,115	(75,685)	(930,815)	64,802,704	5,860,255	—	—
LVIP Western Asset Core Bond Fund	241,294,954	18,123,942	16,914,820	(528,068)	(3,540,682)	238,435,326	24,603,790	—	—
Global Equity Funds–0.24%*
LVIP Clarion Global Real Estate Fund**	—	3,300,766	14,146	(227)	(19,271)	3,267,122	356,945	—	—
Global Fixed Income Funds–1.46%*
LVIP Global Income Fund	26,397,723	62,939	7,328,030	26,889	289,974	19,449,495	1,688,911	—	—
International Equity Funds–10.74%*
LVIP MFS International Growth Fund	42,344,677	103,726	3,839,292	311,947	(763,035)	38,158,023	2,160,948	—	—
LVIP Mondrian International Value Fund	27,737,754	68,425	2,492,307	239,798	(562,248)	24,991,422	1,404,644	—	—
LVIP SSGA Developed International 150 Fund	14,080,185	35,042	520,043	11,191	(174,950)	13,431,425	1,448,132	—	—
LVIP SSGA International Index Fund	84,207,444	200,905	17,254,561	416,288	(881,462)	66,688,614	6,789,027	—	—

Total	$1,276,366,779	$85,735,846	$137,671,949	$18,725,037	$(28,846,062)	$1,214,309,651	95,791,053	$—	$—

* As a percentage of Net Assets.

** Issuer was not an investment of the Fund at December 31, 2017.

LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–91.86%
INVESTMENT COMPANIES–91.86%
Equity Funds–37.26%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	20,015,082	$271,904,890
LVIP SSGA Mid-Cap Index Fund	35,127,532	454,690,778
LVIP SSGA S&P 500 Index Fund	103,452,378	1,886,247,209
LVIP SSGA Small-Cap Index Fund	14,270,042	451,903,703
LVIP T. Rowe Price Growth Stock Fund	5,862,071	265,106,304
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,400,798	90,604,059

		3,420,456,943

Fixed Income Funds–25.99%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	14,451,406	147,577,761
LVIP Delaware Bond Fund	59,511,109	800,960,010
LVIP JPMorgan High Yield Fund	19,602,374	209,510,175
LVIP PIMCO Low Duration Bond Fund	25,245,019	252,172,492
LVIP SSGA Bond Index Fund	22,887,484	253,089,799
LVIP Western Asset Core Bond Fund	74,553,194	722,494,999

		2,385,805,236

Global Equity Fund–2.23%
*Lincoln Variable Insurance Products Trust– LVIP Clarion Global Real Estate Fund	22,386,603	204,904,580

		204,904,580

Global Fixed Income Fund–1.38%
*Lincoln Variable Insurance Products Trust– †LVIP Global Income Fund	11,015,934	126,859,499

		126,859,499

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–25.00%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	31,779,859	$561,168,754
LVIP Mondrian International Value Fund	15,791,628	280,964,646
LVIP SSGA Developed International 150 Fund	29,967,203	277,945,808
LVIP SSGA Emerging Markets 100 Fund	18,356,871	185,459,470
LVIP SSGA International Index Fund	100,675,876	988,939,131

		2,294,477,809

Total Affiliated Investments (Cost $6,880,487,421)		8,432,504,067

UNAFFILIATED INVESTMENTS–8.19%
INVESTMENT COMPANIES–8.19%
Equity Fund–0.99%
XFidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	2,532,809	90,345,287

		90,345,287

Fixed Income Fund–0.19%
²American Funds® – American Funds Mortgage Fund	1,756,716	17,338,791

		17,338,791

International Equity Fund–3.97%
iShares MSCI Emerging Markets ETF	7,546,379	364,339,178

		364,339,178

Money Market Fund–3.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	279,282,269	279,282,269

		279,282,269

Total Unaffiliated Investments (Cost $661,702,540)		751,305,525

TOTAL VALUE OF SECURITIES–100.05% (Cost $7,542,189,961)	9,183,809,592
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(4,153,208)

NET ASSETS APPLICABLE TO 626,929,163 SHARES OUTSTANDING–100.00%	$9,179,656,384

²	Class R-6 shares.

†	Non-income producing.

*	Standard Class shares.

X	Initial Class.

«	Includes $9,111,855 cash collateral held at broker for futures contracts and $175,286 variation margin due to broker on futures contracts as of March 31, 2018.

LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(100)	British Pound	$(8,786,250)	$(8,796,795)	6/19/18	$10,545	$—
(70)	Euro	(10,813,688)	(10,819,757)	6/19/18	6,069	—
(80)	Japanese Yen	(9,443,500)	(9,445,136)	6/19/18	1,636	—

					18,250	—

Equity Contracts:
(278)	E-mini MSCI Emerging Markets Index	(16,510,420)	(16,410,577)	6/18/18	—	(99,843)
(190)	E-mini Russell 2000 Index	(14,546,400)	(14,527,057)	6/18/18	—	(19,343)
(470)	E-mini S&P 500 Index	(62,110,500)	(61,816,085)	6/18/18	—	(294,415)
(89)	E-mini S&P MidCap 400 Index	(16,759,590)	(16,687,153)	6/15/18	—	(72,437)
(250)	Euro STOXX 50 Index	(10,092,766)	(10,067,972)	6/18/18	—	(24,794)
(80)	FTSE 100 Index	(7,849,504)	(7,824,383)	6/18/18	—	(25,121)
(51)	TOPIX Index (OSE)	(8,179,268)	(8,238,127)	6/8/18	58,859	—

					58,859	(535,953)

Interest Rate Contracts:
4,456	U.S. Treasury 5 yr Notes	510,037,938	508,150,165	7/2/18	1,887,773	—

Total Futures Contracts					$1,964,882	$(535,953)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

yr–Year

See accompanying notes.

LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$8,432,504,067
Unaffiliated Investment Companies	751,305,525

Total Investments	$9,183,809,592

Derivatives:

Assets:
Futures Contracts	$1,964,882

Liabilities:
Futures Contracts	$(535,953)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES– 91.86%*
Equity Funds–37.26%*
LVIP SSGA Large Cap 100 Fund	$281,818,089	$2,116,598	$5,465,393	$80,759	$(6,645,163)	$271,904,890	20,015,082	$—	$—
LVIP SSGA Mid-Cap Index Fund	562,781,975	2,997,750	108,592,138	22,936,461	(25,433,270)	454,690,778	35,127,532	—	—
LVIP SSGA S&P 500 Index Fund	2,073,192,783	11,440,491	187,824,345	51,892,164	(62,453,884)	1,886,247,209	103,452,378	—	—
LVIP SSGA Small-Cap Index Fund	281,150,595	182,536,627	5,926,267	83,173	(5,940,425)	451,903,703	14,270,042	—	—
LVIP T. Rowe Price Growth Stock Fund	283,034,190	1,581,746	31,688,778	7,991,767	4,187,379	265,106,304	5,862,071	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	94,055,140	527,249	6,552,838	1,271,543	1,302,965	90,604,059	3,400,798	—	—
Fixed Income Funds–25.99%*
LVIP BlackRock Inflation Protected Bond Fund	83,728,407	65,330,262	1,799,294	(19,512)	337,898	147,577,761	14,451,406	—	—
LVIP Delaware Bond Fund	784,216,622	27,156,326	1,971,019	(63,275)	(8,378,644)	800,960,010	59,511,109	—	—
LVIP JPMorgan High Yield Fund	229,709,563	1,267,538	19,124,661	(1,036,074)	(1,306,191)	209,510,175	19,602,374	—	—
LVIP PIMCO Low Duration Bond Fund	249,520,555	8,039,537	4,917,085	(79,833)	(390,682)	252,172,492	25,245,019	—	—
LVIP SSGA Bond Index Fund	249,863,057	11,941,288	4,917,085	(193,800)	(3,603,661)	253,089,799	22,887,484	—	—
LVIP Western Asset Core Bond Fund	719,949,942	42,791,580	27,973,673	(926,515)	(11,346,335)	722,494,999	74,553,194	—	—
Global Equity Fund–2.23%*
LVIP Clarion Global Real Estate Fund	189,325,834	27,965,681	3,690,577	(161,156)	(8,535,202)	204,904,580	22,386,603	—	—
Global Fixed Income Fund–1.38%*
LVIP Global Income Fund	166,593,512	874,902	42,645,374	61,561	1,974,898	126,859,499	11,015,934	—	—
International Equity Funds–25.00%*
LVIP MFS International Growth Fund	568,796,386	10,313,947	10,970,845	283,839	(7,254,573)	561,168,754	31,779,859	—	—
LVIP Mondrian International Value Fund	282,668,213	7,508,537	5,505,242	51,983	(3,758,845)	280,964,646	15,791,628	—	—
LVIP SSGA Developed International 150 Fund	282,341,135	4,511,819	5,465,393	85,622	(3,527,375)	277,945,808	29,967,203	—	—
LVIP SSGA Emerging Markets 100 Fund	190,139,226	1,054,498	9,252,704	372,993	3,145,457	185,459,470	18,356,871	—	—
LVIP SSGA International Index Fund	1,037,829,992	5,753,925	46,640,781	910,478	(8,914,483)	988,939,131	100,675,876	—	—

Total	$8,610,715,216	$415,710,301	$530,923,492	$83,542,178	$(146,540,136)	$8,432,504,067	628,352,463	$—	$—

* As a percentage of Net Assets.

LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–90.84%
INVESTMENT COMPANIES–90.84%
Equity Funds–33.29%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	15,793,231	$214,551,040
LVIP SSGA Mid-Cap Index Fund	11,075,288	143,358,526
LVIP SSGA S&P 500 Index Fund	69,980,123	1,275,947,590
LVIP SSGA Small-Cap Index Fund	13,529,515	428,452,697
LVIP T. Rowe Price Growth Stock Fund	4,655,617	210,545,612
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,366,919	142,985,443

		2,415,840,908

Fixed Income Funds–36.04%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	23,510,228	240,086,450
LVIP Delaware Bond Fund	60,976,936	820,688,584
LVIP JPMorgan High Yield Fund	12,732,933	136,089,587
LVIP PIMCO Low Duration Bond Fund	27,300,582	272,705,514
LVIP SSGA Bond Index Fund	34,038,534	376,398,109
LVIP Western Asset Core Bond Fund	79,381,287	769,284,048

		2,615,252,292

Global Equity Fund–0.34%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	2,720,018	24,896,323

		24,896,323

Global Fixed Income Fund–1.42%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	8,942,464	102,981,421

		102,981,421

International Equity Funds–19.75%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	23,962,281	423,125,955
LVIP Mondrian International Value Fund	12,936,862	230,172,656
LVIP SSGA Developed International 150 Fund	21,126,895	195,951,953
LVIP SSGA Emerging Markets 100 Fund	14,484,848	146,340,420
LVIP SSGA International Index Fund	44,580,582	437,915,054

		1,433,506,038

Total Affiliated Investments (Cost $5,449,622,369)		6,592,476,982

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–9.18%
INVESTMENT COMPANIES–9.18%
Equity Fund–1.96%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	3,997,102	$142,576,644

		142,576,644

Fixed Income Fund–0.26%
²American Funds® –
American Funds Mortgage Fund	1,891,762	18,671,687

		18,671,687

International Equity Fund–3.96%
iShares MSCI Emerging Markets ETF	5,954,568	287,486,543

		287,486,543

Money Market Fund–3.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional
Shares (seven-day effective yield 1.49%)	217,370,978	217,370,978

		217,370,978

Total Unaffiliated Investments (Cost $590,916,008)		666,105,852

LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.02% (Cost $6,040,538,377)	$7,258,582,834
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(1,600,763)

NET ASSETS APPLICABLE TO 484,122,232 SHARES OUTSTANDING–100.00%	$7,256,982,071

²	Class R-6 shares.

†	Non-income producing.

*	Standard Class shares.

X	Initial Class.

«	Includes $12,128,852 cash collateral held at broker for futures contracts and $1,013,680 variation margin due to broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(17) Autralian Dollar	$(1,304,920)	$(1,306,036)	6/19/18	$1,116	$—
(140) British Pound	(12,300,750)	(12,347,650)	6/19/18	46,900	—
(92) Euro	(14,212,275)	(14,258,414)	6/19/18	46,139	—
(101) Japanese Yen	(11,922,419)	(11,954,932)	6/19/18	32,513	—
(4) Swedish Krona	(962,560)	(977,880)	6/19/18	15,320	—

				141,988	—

Equity Contracts:
E-mini MSCI Emerging Markets (435) Index	(25,834,650)	(25,617,549)	6/18/18	—	(217,101)
(335) E-mini Russell 2000 Index	(25,647,600)	(25,574,754)	6/18/18	—	(72,846)
(676) E-mini S&P 500 Index	(89,333,400)	(88,806,680)	6/18/18	—	(526,720)
(106) E-mini S&P MidCap 400 Index	(19,960,860)	(19,816,881)	6/15/18	—	(143,979)
(352) Euro STOXX 50 Index	(14,210,615)	(14,068,509)	6/18/18	—	(142,106)
(114) FTSE 100 Index	(11,185,544)	(11,089,603)	6/18/18	—	(95,941)
(60) OMXS 30 Index	(1,095,116)	(1,060,586)	4/23/18	—	(34,530)
(11) SPI 200 Index	(1,211,522)	(1,219,886)	6/22/18	8,364	—
(70) TOPIX Index (OSE)	(11,226,446)	(11,305,768)	6/8/18	79,322	—

				87,686	(1,233,223)

Interest Rate Contracts:
4,246 U.S. Treasury 5 yr Notes	486,001,141	484,551,301	7/2/18	1,449,840	—

Total Futures Contracts				$1,679,514	$(1,233,223)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

yr–Year

See accompanying notes.

LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1

Investments:

Assets:
Affiliated Investment Companies	$6,592,476,982
Unaffiliated Investment Companies	666,105,852

Total Investments	$7,258,582,834

Derivatives:

Assets:
Futures Contracts	$1,679,514

Liabilities:
Futures Contracts	$(1,233,223)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETF’s). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES– 90.84%*
Equity Funds–33.29%*
LVIP SSGA Large Cap 100 Fund	$223,774,088	$955,554	$5,018,574	$99,776	$(5,259,804)	$214,551,040	15,793,231	$—	$—
LVIP SSGA Mid-Cap Index Fund	223,068,607	845,890	80,410,467	18,859,754	(19,005,258)	143,358,526	11,075,288	—	—
LVIP SSGA S&P 500 Index Fund	1,421,921,375	5,948,364	145,430,915	47,897,899	(54,389,133)	1,275,947,590	69,980,123	—	—
LVIP SSGA Small-Cap Index Fund	298,053,316	141,893,150	6,825,872	61,092	(4,728,989)	428,452,697	13,529,515	—	—
LVIP T. Rowe Price Growth Stock Fund	226,921,839	963,767	27,207,024	7,249,505	2,617,525	210,545,612	4,655,617	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	149,366,097	637,035	11,128,340	1,768,341	2,342,310	142,985,443	5,366,919	—	—
Fixed Income Funds–36.04%*
LVIP BlackRock Inflation Protected Bond Fund	136,537,338	106,292,349	3,259,441	(35,253)	551,457	240,086,450	23,510,228	—	—
LVIP Delaware Bond Fund	798,959,398	32,626,325	2,311,021	(78,922)	(8,507,196)	820,688,584	60,976,936	—	—
LVIP JPMorgan High Yield Fund	170,231,505	685,953	33,163,811	(1,768,596)	104,536	136,089,587	12,732,933	—	—
LVIP PIMCO Low Duration Bond Fund	271,526,571	7,616,868	5,925,574	(94,055)	(418,296)	272,705,514	27,300,582	—	—
LVIP SSGA Bond Index Fund	408,207,238	1,717,751	27,159,639	(1,127,896)	(5,239,345)	376,398,109	34,038,534	—	—
LVIP Western Asset Core Bond Fund	780,825,397	34,332,444	32,526,998	(1,050,788)	(12,296,007)	769,284,048	79,381,287	—	—
Global Equity Fund–0.34%*
LVIP Clarion Global Real Estate Fund**	—	25,114,924	70,704	(1,093)	(146,804)	24,896,323	2,720,018	—	—
Global Fixed Income Fund–1.42%*
LVIP Global Income Fund	135,831,990	539,544	35,046,131	50,083	1,605,935	102,981,421	8,942,464	—	—
International Equity Funds–19.75%*
LVIP MFS International Growth Fund	451,642,309	1,895,036	25,307,491	1,836,093	(6,939,992)	423,125,955	23,962,281	—	—
LVIP Mondrian International Value Fund	222,990,183	15,037,904	4,838,102	103,012	(3,120,341)	230,172,656	12,936,862	—	—
LVIP SSGA Developed International 150 Fund	224,183,492	920,419	26,697,838	1,386,189	(3,840,309)	195,951,953	21,126,895	—	—
LVIP SSGA Emerging Markets 100 Fund	150,972,961	637,037	8,076,708	156,880	2,650,250	146,340,420	14,484,848	—	—
LVIP SSGA International Index Fund	449,816,715	1,914,202	10,266,588	253,649	(3,802,924)	437,915,054	44,580,582	—	—

Total	$6,744,830,419	$380,574,516	$490,671,238	$75,565,670	$(117,822,385)	$6,592,476,982	487,095,143	$—	$—

*	As a percentage of Net Assets.

** Issuer was not an investment of the Fund at December 31, 2017.

LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.39%
Fannie Mae Connecticut Avenue Securities
•Series 2014-C02 1M2 4.472% (LIBOR01M + 2.60%) 5/25/24	775,000	$825,864
•Series 2014-C03 1M2 4.872% (LIBOR01M + 3.00%) 7/25/24	730,320	780,847
•Series 2014-C04 1M2 6.772% (LIBOR01M + 4.90%) 11/25/24	390,789	447,399
•Series 2014-C04 2M2 6.872% (LIBOR01M + 5.00%) 11/25/24	398,057	447,556
•Series 2015-C01 1M2 6.172% (LIBOR01M + 4.30%) 2/25/25	138,210	152,217
•Series 2015-C01 2M2 6.422% (LIBOR01M + 4.55%) 2/25/25	502,227	545,093
•Series 2015-C02 1M2 5.872% (LIBOR01M + 4.00%) 5/25/25	158,707	174,171
•Series 2015-C02 2M2 5.872% (LIBOR01M + 4.00%) 5/25/25	390,290	421,264
•Series 2015-C03 1M2 6.872% (LIBOR01M + 5.00%) 7/25/25	225,114	256,114
•Series 2015-C03 2M2 6.872% (LIBOR01M + 5.00%) 7/25/25	541,111	605,151
•Series 2017-C01 1M2 5.422% (LIBOR01M + 3.55%) 7/25/29	465,000	504,895
•Series 2018-C02 2M1 2.522% (LIBOR01M + 0.65%) 8/25/30	610,371	610,687
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN1 M2 4.072% (LIBOR01M + 2.20%) 2/25/24	196,783	202,598
•Series 2014-DN3 M3 5.872% (LIBOR01M + 4.00%) 8/25/24	222,568	242,931
•Series 2014-HQ1 M3 5.972% (LIBOR01M + 4.10%) 8/25/24	250,000	279,323

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
•Series 2014-HQ2 M3 5.622% (LIBOR01M + 3.75%) 9/25/24	450,000	$519,910
•Series 2015-DN1 M3 6.022% (LIBOR01M + 4.15%) 1/25/25	1,027,447	1,108,780
•Series 2015-DNA1 M3 5.172% (LIBOR01M + 3.30%) 10/25/27	250,000	278,295
•Series 2015-DNA2 M3 5.772% (LIBOR01M + 3.90%) 12/25/27	750,000	830,190
•Series 2015-DNA3 M2 4.722% (LIBOR01M + 2.85%) 4/25/28	588,573	610,081
•Series 2015-HQ1 M3 5.672% (LIBOR01M + 3.80%) 3/25/25	860,000	928,336
•Series 2015-HQ2 M3 5.122% (LIBOR01M + 3.25%) 5/25/25	250,000	282,829
•Series 2015-HQA1 M2 4.522% (LIBOR01M + 2.65%) 3/25/28	650,683	663,928
•Series 2015-HQA2 M2 4.672% (LIBOR01M + 2.80%) 5/25/28	550,373	567,629
•Series 2016-DNA1 M3 7.422% (LIBOR01M + 5.55%) 7/25/28	250,000	303,452
•Series 2016-HQA1 M2 4.622% (LIBOR01M + 2.75%) 9/25/28	750,000	767,342
•Series 2016-HQA2 M2 4.122% (LIBOR01M + 2.25%) 11/25/28	274,993	281,815

Total Agency Collateralized Mortgage Obligations (Cost $13,306,853)		13,638,697

AGENCY MORTGAGE-BACKED SECURITIES–0.30%
Fannie Mae ARM
•2.876% (LIBOR12M + 1.126%) 4/1/38	17,393	18,352
•3.024% (LIBOR06M + 1.524%) 11/1/34	30,739	31,806
•3.057% (H15T1Y + 2.21%) 4/1/34	144,020	151,902

LVIP Global Income Fund–1

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae ARM (continued)
•3.131% (LIBOR12M + 1.342%) 10/1/37	23,736	$24,528
•3.169% (LIBOR12M + 1.419%) 4/1/38	97,013	99,907
•3.199% (H15T1Y + 2.00%) 9/1/34	114,194	119,883
•3.211% (H15T1Y + 2.211%) 6/1/35	633,391	665,408
•3.252% (LIBOR12M + 1.502%) 9/1/33	149,365	156,011
•3.272% (LIBOR12M + 1.521%) 11/1/37	36,303	37,723
•3.305% (LIBOR12M + 1.555%) 10/1/35	273,359	282,846
•3.328% (H15T1Y + 2.205%) 9/1/33	49,969	52,680
•3.374% (H15T1Y + 2.124%) 10/1/32	46,873	49,121
•3.466% (H15T1Y + 2.144%) 7/1/34	32,829	34,503
•3.484% (LIBOR12M + 1.66%) 2/1/35	16,287	17,030
•3.561% (LIBOR12M + 1.811%) 8/1/36	29,147	30,970
•3.594% (LIBOR12M + 1.843%) 5/1/36	8,185	8,646
•3.594% (LIBOR12M + 1.827%) 6/1/36	35,121	37,028
•3.604% (LIBOR12M + 1.845%) 1/1/37	5,548	5,823
•3.674% (LIBOR12M + 1.84%) 5/1/38	108,860	115,678
•3.739% (LIBOR12M + 1.922%) 1/1/37	85,707	90,168
•3.75% (LIBOR12M + 1.75%) 3/1/35	29,502	30,736
Freddie Mac ARM
•3.136% (LIBOR06M + 1.592%) 1/1/36	14,788	15,283
•3.406% (H15T1Y + 2.248%) 1/1/35	127,375	134,298
•3.421% (H15T1Y + 2.439%) 4/1/30	40,885	42,635
•3.50% (H15T1Y + 2.25%) 10/1/34	17,283	18,141
•3.525% (H15T1Y + 2.25%) 3/1/34	13,530	14,251
•3.551% (H15T1Y + 2.359%) 8/1/31	21,560	22,350
•3.575% (H15T1Y + 2.45%) 7/1/36	66,430	68,560

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•3.627% (H15T1Y + 2.28%) 1/1/35	116,322	$121,845
•3.659% (H15T1Y + 2.409%) 11/1/33	12,444	13,157
•3.667% (LIBOR12M + 1.831%) 4/1/38	105,132	110,935
•3.674% (LIBOR12M + 1.869%) 5/1/38	298,993	315,564
•3.735% (LIBOR12M + 1.877%) 5/1/38	33,903	35,507
•3.797% (LIBOR12M + 2.058%) 11/1/36	14,803	15,635

Total Agency Mortgage-Backed Securities (Cost $2,949,872)		2,988,910

ΔCORPORATE BONDS–5.08%
Australia–0.26%
BlueScope Steel Finance 6.50% 5/15/21	300,000	311,841
FMG Resources August 2006 Pty 4.75% 5/15/22	300,000	297,375
Westpac Banking
2.10% 2/25/21	1,500,000	1,469,193
2.25% 11/9/20	500,000	492,894

		2,571,303

Canada–0.08%
Royal Bank of Canada 2.10% 10/14/20	500,000	491,419
Valeant Pharmaceuticals International 5.375% 3/15/20	250,000	252,263

		743,682

Cayman Islands–0.12%
Alibaba Group Holding 2.50% 11/28/19	600,000	596,004
JD.com 3.125% 4/29/21	300,000	294,460
•Seven & Seven 3.259% (LIBOR06M + 1.00%) 9/11/19	90,000	89,507
Tencent Holdings 2.985% 1/19/23	200,000	195,038

		1,175,009

China–0.15%
Export-Import Bank of China 2.50% 7/31/19	600,000	596,806
Industrial & Commercial Bank of China
2.957% 11/8/22	300,000	292,986
3.231% 11/13/19	600,000	600,305

		1,490,097

LVIP Global Income Fund–2

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
France–0.13%
Dexia Credit Local 2.375% 9/20/22		300,000	$292,713
Electricite de France 2.15% 1/22/19		1,000,000	995,407

			1,288,120

Germany–0.12%
•Deutsche Bank 3.195% (LIBOR03M + 1.31%) 8/20/20		600,000	605,836
Norddeutsche Landesbank Girozentrale 2.00% 2/5/19		600,000	598,145

			1,203,981

Italy–0.13%
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	600,000	797,731
Intesa Sanpaolo 3.875% 1/15/19		500,000	503,354

			1,301,085

Luxembourg–0.05%
Allergan Funding 3.45% 3/15/22		300,000	297,707
Altice Financing 7.50% 5/15/26		200,000	196,500

			494,207

Netherlands–0.10%
•ING Bank 2.998% (LIBOR03M + 0.69%) 10/1/19		500,000	503,654
LyondellBasell Industries 6.00% 11/15/21		300,000	324,095
OI European Group 4.00% 3/15/23		200,000	191,000

			1,018,749

Republic of Korea–0.04%
Woori Bank 4.75% 4/30/24		350,000	357,803

			357,803

South Africa–0.00%
@K2016470219 South Africa PIK 3.00% 12/31/22		93,431	4,615

			4,615

Spain–0.01%
Banco Popular Espanol 1.00% 3/3/22	EUR	100,000	126,920

			126,920

United Kingdom–0.32%
Aptiv 3.15% 11/19/20		800,000	799,037
HSBC Holdings 3.40% 3/8/21		200,000	201,011
Imperial Brands Finance 2.95% 7/21/20		400,000	397,352
Petrofac 3.40% 10/10/18		200,000	198,750

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Sinopec Group Overseas Development 2015 2.50% 4/28/20	500,000	$492,743
Sinopec Group Overseas Development 2017 2.375% 4/12/20	300,000	295,534
µStandard Chartered 3.885% 3/15/24	200,000	198,916
State Grid Overseas Investment 2014 2.75% 5/7/19	300,000	299,454
State Grid Overseas Investment 2016 2.75% 5/4/22	300,000	292,405

		3,175,202

United States–3.57%
Amazon.com 2.40% 2/22/23	300,000	290,040
American Airlines Group 5.50% 10/1/19	100,000	102,815
American Tower
3.30% 2/15/21	500,000	500,223
3.40% 2/15/19	300,000	301,134
Anadarko Petroleum 4.85% 3/15/21	200,000	207,986
Anheuser-Busch InBev Finance 2.65% 2/1/21	600,000	595,703
Anthem 2.50% 11/21/20	200,000	196,735
Bank of America
2.151% 11/9/20	400,000	392,260
2.65% 4/1/19	700,000	699,739
•2.762% (LIBOR03M + 1.04%) 1/15/19	1,000,000	1,006,912
µ3.55% 3/5/24	500,000	502,404
•Bank of New York Mellon 2.755% (LIBOR03M + 0.87%) 8/17/20	500,000	506,837
Baxalta 2.875% 6/23/20	500,000	496,749
Beazer Homes USA 5.75% 6/15/19	343,000	353,290
California Resources 8.00% 12/15/22	73,000	57,579
Calpine 5.375% 1/15/23	900,000	864,945
Capital One Bank USA 2.30% 6/5/19	800,000	794,738
Capital One Financial 2.50% 5/12/20	600,000	590,923
Celgene
2.25% 8/15/21	400,000	387,174
2.75% 2/15/23	200,000	192,194
Citigroup 2.40% 2/18/20	800,000	791,650
•2.474% (LIBOR03M + 0.77%) 4/8/19	200,000	200,666

LVIP Global Income Fund–3

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
CNH Industrial Capital 3.875% 10/15/21	700,000	$701,302
Community Health Systems 7.125% 7/15/20	100,000	82,000
Crown Castle International 3.15% 7/15/23	300,000	290,922
CVS Health 3.70% 3/9/23	200,000	201,308
DAE Funding 4.00% 8/1/20	300,000	293,250
Dell International 3.48% 6/1/19	400,000	401,923
Devon Energy 3.25% 5/15/22	300,000	296,664
DISH DBS 5.875% 7/15/22	300,000	288,000
Dollar General 1.875% 4/15/18	500,000	499,787
Dominion Energy 2.50% 12/1/19	500,000	494,373
Enable Midstream Partners 2.40% 5/15/19	400,000	395,863
Energy Transfer Equity 4.25% 3/15/23	200,000	194,500
Enterprise Products Operating 2.55% 10/15/19	200,000	198,829
Fiserv 2.70% 6/1/20	600,000	596,499
Glencore Funding 3.00% 10/27/22	100,000	96,581
•Goldman Sachs Group 3.325% (LIBOR03M + 1.20%) 9/15/20	1,600,000	1,628,519
HCA
4.25% 10/15/19	100,000	101,000
5.875% 5/1/23	100,000	103,750
HSBC USA 2.00% 8/7/18	600,000	598,844
Jackson National Life Global Funding 2.25% 4/29/21	500,000	487,719
JPMorgan Chase & Co.
1.85% 3/22/19	500,000	496,151
2.20% 10/22/19	1,000,000	990,505
2.40% 6/7/21	200,000	195,312
Juniper Networks 3.125% 2/26/19	500,000	500,758
Kinder Morgan 3.05% 12/1/19	200,000	199,563
Kraft Heinz Foods
2.00% 7/2/18	500,000	499,531
3.50% 6/6/22	500,000	499,755
Kroger 2.60% 2/1/21	500,000	492,451
Lockheed Martin 1.85% 11/23/18	300,000	298,796
Marriott International 2.875% 3/1/21	800,000	793,096
Maxim Integrated Products 2.50% 11/15/18	1,000,000	998,841
Metropolitan Life Global Funding I 3.875% 4/11/22	300,000	307,523
Morgan Stanley
•2.591% (LIBOR03M + 0.85%) 1/24/19	500,000	502,175

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Morgan Stanley (continued) 2.80% 6/16/20	400,000	$397,519
•2.90% (LIBOR03M + 1.14%) 1/27/20	800,000	810,156
Navient
5.50% 1/15/19	500,000	506,750
6.625% 7/26/21	100,000	104,125
8.00% 3/25/20	250,000	266,250
NBCUniversal Enterprise 1.974% 4/15/19	300,000	297,852
New York Life Global Funding 2.10% 1/2/19	1,000,000	995,367
Nuveen Finance 2.95% 11/1/19	300,000	299,473
Owens-Brockway Glass Container 5.00% 1/15/22	200,000	202,690
PetSmart 7.125% 3/15/23	450,000	257,625
Protective Life Global Funding
1.722% 4/15/19	300,000	296,951
2.262% 4/8/20	400,000	393,429
PSEG Power 3.00% 6/15/21	500,000	498,595
Regions Financial 2.00% 5/15/18	500,000	499,523
Reynolds American 2.30% 6/12/18	500,000	499,770
Sabine Pass Liquefaction 5.625% 2/1/21	300,000	315,609
Sanchez Energy 7.75% 6/15/21	150,000	138,750
Southern 2.35% 7/1/21	400,000	387,916
Sprint Communications 9.00% 11/15/18	37,000	38,203
Sprint Spectrum
3.36% 9/20/21	175,000	174,344
4.738% 3/20/25	200,000	201,250
Sunoco 4.875% 1/15/23	200,000	193,250
Talen Energy Supply 9.50% 7/15/22	300,000	292,500
Tenet Healthcare
5.50% 3/1/19	160,000	162,400
7.50% 1/1/22	100,000	105,750
Time Warner 2.10% 6/1/19	500,000	495,642
Verizon Communications 2.625% 2/21/20	588,000	585,496
Viacom 2.75% 12/15/19	257,000	254,774
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	692,733

		35,123,478

Total Corporate Bonds (Cost $50,683,094)		50,074,251

MUNICIPAL BONDS–0.10%
Commonwealth of Pennsylvania Second Series 5.00% 1/15/20	400,000	422,644

LVIP Global Income Fund–4

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
San Jose California Redevelopment Agency Successor Agency Senior Series A-T 2.48% 8/1/21	90,000	$89,591
Senior Series A-T 2.63% 8/1/22	300,000	297,198
Texas State Transportation Commission (Highway Improvement) Series A 5.00% 4/1/21	180,000	196,663

Total Municipal Bonds (Cost $1,011,237)		1,006,096

NON-AGENCY ASSET-BACKED SECURITIES–2.13%
American Express Credit Account Master Trust Series 2017-6 A 2.04% 5/15/23	950,000	932,730
American Homes 4 Rent Series 2015-SFR1 A 3.467% 4/17/52	331,283	334,900
•Atrium X Series 10A CR 3.672% (LIBOR03M + 1.95%) 7/16/25	150,000	149,728
•BlueMountain Fuji US CLO II Series 2017-2A B 3.481% (LIBOR03M + 2.15%) 10/20/30	350,000	353,827
Capital One Multi-Asset Execution Trust Series 2017-A4 A4 1.99% 7/17/23	820,000	805,476
•Carlyle Global Market Strategies CLO Series 2014-4A A1R 2.922% (LIBOR03M + 1.20%) 10/15/26	820,000	819,857
Carlyle US CLO
•Series 2017-1A A1A 3.045% (LIBOR03M + 1.30%) 4/20/31	800,000	805,050
•Series 2017-2A B 4.145% (LIBOR03M + 2.40%) 7/20/31	250,000	251,739
•Catamaran CLO Series 2014-2A BR 4.684% (LIBOR03M + 2.95%) 10/18/26	606,600	609,008
•Centerline REIT Series 2004-RR3 A2 6.424% (LIBOR01M + 4.76%) 9/21/45	89,390	90,038
•Chase Issuance Trust Series 2014-A5 A5 2.147% (LIBOR01M + 0.37%) 4/15/21	750,000	751,938
Citibank Credit Card Issuance Trust
Series 2017-A3 A3 1.92% 4/7/22	600,000	590,884

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust (continued)
Series 2018-A1 A1 2.49% 1/20/23	800,000	$793,180
•Colony American Homes Series 2015-1A A 2.918% (LIBOR01M + 1.20%) 7/17/32	528,800	530,467
Discover Card Execution Note Trust
•Series 2013-A6 A6 2.227% (LIBOR01M + 0.45%) 4/15/21	580,000	581,056
•Series 2014-A1 A1 2.207% (LIBOR01M + 0.43%) 7/15/21	800,000	801,947
•Dryden 34 Senior Loan Fund Series 2014-34A AR 2.882% (LIBOR03M + 1.16%) 10/15/26	800,000	799,754
•Dryden 38 Senior Loan Fund Series 2015-38A A 3.152% (LIBOR03M + 1.43%) 7/15/27	542,857	543,446
•Dryden 49 Senior Loan Fund Series 2017-49A C 4.084% (LIBOR03M + 2.35%) 7/18/30	100,000	100,945
•Dryden 53 CLO Series 2017-53A C 3.405% (LIBOR03M + 1.70%) 1/15/31	300,000	299,397
Invitation Homes Trust
•Series 2015-SFR1 A 3.20% (LIBOR01M + 1.45%) 3/17/32	207,418	207,571
•Series 2015-SFR2 A 3.158% (LIBOR01M + 1.35%) 6/17/32	318,979	319,200
•Series 2015-SFR3 A 3.05% (LIBOR01M + 1.30%) 8/17/32	263,898	264,081
•Long Point Park CLO Series 2017-1A B 3.386% (LIBOR03M + 1.70%) 1/17/30	300,000	299,373
•Madison Avenue Manufactured Housing Contract Trust Series 2002-A B1 5.122% (LIBOR01M + 3.25%) 3/25/32	73,094	74,210
•Madison Park Funding XXIII Series 2017-23A C 4.11% (LIBOR03M + 2.35%) 7/27/30	400,000	402,100
•Mill City Mortgage Loan Trust Series 2017-3 A1 2.75% 1/25/61	546,159	539,771
•Neuberger Berman Loan Advisers CLO Series 2018-27A C 3.717% (LIBOR03M + 1.70%) 1/15/30	300,000	299,390

LVIP Global Income Fund–5

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Octagon Investment Partners 31 Series 2017-1A C 4.145% (LIBOR03M + 2.40%) 7/20/30	65,415	$65,870
•Octagon Investment Partners 35 Series 2018-1A A1B 2.848% (LIBOR03M + 1.10%) 1/20/31	250,000	250,089
Progress Residential Trust
Series 2015-SFR2 A 2.74% 6/12/32	98,362	97,484
Series 2017-SFR1 A 2.768% 8/17/34	199,529	196,778
•RAAC Trust Series 2004-SP1 AII 2.572% (LIBOR01M + 0.70%) 3/25/34	192,763	188,283
Towd Point Mortgage Trust
•Series 2015-2 2A1 3.75% 11/25/57	63,054	63,650
•Series 2015-3 A1A 3.50% 3/25/54	223,579	224,483
•Series 2015-3 A1B 3.00% 3/25/54	120,157	119,811
•Series 2016-1 A1 3.50% 2/25/55	454,440	456,991
•Series 2016-3 A1 2.25% 4/25/56	761,387	749,189
•Series 2016-4 A1 2.25% 7/25/56	1,010,847	990,266
•Series 2016-5 A1 2.50% 10/25/56	418,884	412,847
•Series 2017-1 A1 2.75% 10/25/56	855,537	845,927
•Series 2017-2 A1 2.75% 4/25/57	920,372	913,560
•Series 2017-4 A1 2.75% 6/25/57	757,366	746,372
•Series 2017-5 A1 2.472% (LIBOR01M + 0.60%) 2/25/57	267,111	268,071
•Series 2018-1 A1 3.00% 1/25/58	201,411	200,310
West CLO
•Series 2014-1A A2R 3.084% (LIBOR03M + 1.35%) 7/18/26	310,000	309,693
•Series 2014-1A BR 3.584% (LIBOR03M + 1.85%) 7/18/26	560,000	558,898

Total Non-Agency Asset-Backed Securities (Cost $21,109,946)		21,009,635

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.39%
•◆CHL Mortgage Pass Through Trust Series 2004-11 2A1 3.112% 7/25/34	72,125	$72,164
•CSMC Trust Series 2014-IVR3 A1 3.50% 7/25/44	120,322	119,969
•HarborView Mortgage Loan Trust Series 2004-1 3A 3.359% 4/19/34	222,691	230,282
•Impac Secured Assets Series 2004-4 M1 2.637% (LIBOR01M + 0.765%) 2/25/35	85,842	85,897
•IndyMac Index Mortgage Loan Trust Series 2005-AR1 1A1 3.491% 3/25/35	315,535	320,308
•JPMorgan Mortgage Trust Series 2004-A1 5A1 3.685% 2/25/34	294,845	296,831
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 2.612% (LIBOR01M + 0.74%) 3/25/28	45,551	43,658
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 3.588% 10/25/34	246,974	246,878
•Series 2004-10AR 2A2 3.688% 11/25/34	188,192	191,108
•New York Mortgage Trust Series 2005-3 M1 2.547% (LIBOR01M + 0.675%) 2/25/36	23,748	21,347
•Sequoia Mortgage Trust Series 2004-10 A2 2.462% (LIBOR01M + 0.64%) 11/20/34	308,231	305,040
•Structured ARM Loan Trust Series 2004-12 3A1 3.692% 9/25/34	234,623	234,165
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 2.508% (LIBOR01M + 0.70%) 1/19/34	246,747	240,721
•Series 2004-AR6 A1A 2.508% (LIBOR01M + 0.70%) 2/19/35	281,953	279,624
WaMu Mortgage Pass Through Certificates Trust
•◆Series 2005-AR8 2AB2 2.712% (LIBOR01M + 0.84%) 7/25/45	114,057	113,178
•◆Series 2005-AR19 A1A1 2.142% (LIBOR01M + 0.27%) 12/25/45	304,772	298,378
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 3.591% 11/25/33	227,850	230,763

LVIP Global Income Fund–6

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
•Series 2003-O 1A2 3.609% 1/25/34	77,916	$80,112
•Series 2004-X 1A1 3.68% 11/25/34	89,177	90,155
•Series 2005-AR9 2A2 3.629% 10/25/33	289,715	289,023

Total Non-Agency Collateralized Mortgage Obligations (Cost $3,713,299)		3,789,601

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.38%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK-A 2.959% 12/10/30	282,000	279,326
•CD Commercial Mortgage Trust Series 2005-CD1 E 5.243% 7/15/44	68,289	68,217
•COMM Mortgage Trust Series 2014-277P A 3.611% 8/10/49	170,000	172,704
Commercial Mortgage Trust
•Series 2006-GG7 AJ 5.736% 7/10/38	301,000	276,180
•Series 2006-GG7 AM 5.736% 7/10/38	89,826	89,829
Core Industrial Trust Series 2015-CALW A 3.04% 2/10/34	775,000	774,608
•*Csail Commercial Mortgage Trust Series 2015-C2 XA 0.836% 6/15/57	6,721,872	288,899
•GE Commercial Mortgage Series 2007-C1 AM 5.606% 12/10/49	150,000	151,393
•JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 F 5.705% 12/15/44	229,035	228,478
•Merrill Lynch Mortgage Trust Series 2005-CKI1 D 5.309% 11/12/37	34,162	34,115

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust (continued)
•Morgan Stanley Capital I Trust Series 2007-IQ16 AMA 6.122% 12/12/49	11,489	$11,479
•◆Multi Security Asset Trust Commercial Mortgage-Backed Securities Pass Through Series 2005-RR4A K 5.88% 11/28/35	238,418	243,341
OBP Depositor Trust Series 2010-OBP A 4.646% 7/15/45	730,000	753,198
•Resource Capital Series 2015-CRE4 A 3.186% (LIBOR01M + 1.40%) 8/15/32	2,143	2,141
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 A2 2.399% 11/15/49	378,000	369,717

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $3,819,152)		3,743,625

LOAN AGREEMENTS–0.86%
•Altice US Finance I Tranche B 1st Lien 4.127% (LIBOR03M + 2.25%) 7/28/25	24,741	24,738
•AMC Entertainment Holdings Tranche B 1st Lien
4.027% (LIBOR03M + 2.25%) 12/15/22	15,013	15,072
4.027% (LIBOR03M + 2.25%) 12/15/23	85,575	85,869
•Appvion 2nd Lien DIP PIK 8.088% (LIBOR03M + 6.50%) 7/2/18	149,211	149,211
•Ascena Retail Group Tranche B 1st Lien 6.188% (LIBOR03M + 4.50%) 8/21/22	336,116	297,222
•Ashland Tranche B 1st Lien 3.648% (LIBOR03M + 2.00%) 5/25/24	391,492	394,876
•Avis Budget Car Rental Tranche B 1st Lien 3.65% (LIBOR03M + 2.00%) 2/13/25	204,919	206,200
•B&G Foods 1st Lien 3.877% (LIBOR03M + 2.00%) 11/2/22	191,303	192,636

LVIP Global Income Fund–7

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Bowie Resource Holdings Tranche B 1st Lien 9.398% (LIBOR03M + 7.75%) 8/12/20	138,937	$136,868
•Caraustar Industries 1st Lien 7.193% (LIBOR03M + 5.50%) 3/9/22	35,699	35,931
•Chemours Tranche B1 1st Lien 4.15% (LIBOR03M + 2.50%) 5/12/22	85,088	85,168
•CommScope Tranche B 1st Lien 3.877% (LIBOR03M + 2.00%) 12/29/22	151,591	152,658
•Consolidated Communications Tranche B 1st Lien 4.88% (LIBOR03M + 3.00%) 10/5/23	23,952	23,684
•CROWN Americas Tranche B 1st Lien 4.355% (LIBOR03M + 2.00%) 1/29/25	15,868	16,030
•CSC Holdings Tranche B 1st Lien 4.036% (LIBOR03M + 2.25%) 7/17/25	82,417	82,297
•DaVita Tranche B 1st Lien 4.627% (LIBOR03M + 2.75%) 6/24/21	192,832	194,851
•EFS Cogen Holdings I Tranche B 1st Lien 4.943% (LIBOR03M + 3.25%) 6/28/23	14,992	15,124
•Endo International Tranche B 1st Lien 6.188% (LIBOR03M + 4.25%) 4/27/24	218,011	217,965
•Evergreen Acqco 1 Tranche C 1st Lien 5.495% (LIBOR03M + 3.75%) 10/3/19	182,592	176,065
•FGI Operating Tranche B 1st Lien 5.898% (LIBOR03M + 4.25%) 4/19/19	904,444	246,610
•Fieldwood Energy Tranche B 1st Lien 4.568% (LIBOR03M + 2.875%) 9/28/18	604,108	603,733
•FinCo I Tranche B 1st Lien 4.627% (LIBOR03M + 2.75%) 12/27/22	219,016	221,890

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Global Payments Tranche A2 1st Lien 3.481% (LIBOR03M + 1.75%) 5/2/22	77,912	$78,229
•Global Tel*Link Tranche B 1st Lien 6.302% (LIBOR03M + 4.00%) 5/21/20	26,167	26,363
•Gray Television Tranche B 1st Lien 4.17% (LIBOR03M + 2.50%) 2/7/24	179,545	180,555
•Greektown Holdings Tranche B 1st Lien 4.877% (LIBOR03M + 3.00%) 4/25/24	224,241	224,801
•Harbor Freight Tools USA 1st Lien 4.377% (LIBOR03M + 2.50%) 8/16/23	149,609	150,026
•Harsco Tranche B 1st Lien 4.938% (LIBOR03M + 3.00%) 12/9/24	28,795	29,216
•Helix Gen Funding Tranche B 1st Lien 5.627% (LIBOR03M + 3.75%) 6/3/24	480,841	486,200
•Hertz Tranche B 1st Lien 4.398% (LIBOR03M + 2.75%) 6/30/23	295,466	295,927
•JBS USA LUX Tranche B 1st Lien 4.678% (LIBOR03M + 2.50%) 10/30/22	219,087	218,745
•KAR Auction Services Tranche B5 1st Lien 4.813% (LIBOR03M + 2.50%) 3/9/23	47,414	47,720
•Mission Broadcasting 1st Lien 4.164% (LIBOR03M + 2.50%) 1/17/24	32,993	33,142
•Navios Maritime Midstream Partners Tranche B 1st Lien 6.71% (LIBOR03M + 4.50%) 6/18/20	131,625	131,708
•Navistar Tranche B 1st Lien 5.21% (LIBOR03M + 3.50%) 11/6/24	128,549	129,433
•Nexstar Broadcasting Tranche B 1st Lien 4.164% (LIBOR03M + 2.50%) 1/17/24	256,924	258,021

LVIP Global Income Fund–8

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•NRG Energy Tranche B 1st Lien 3.943% (LIBOR03M + 2.25%) 6/30/23	117,900	$118,195
•ON Semiconductor Tranche B 1st Lien 3.877% (LIBOR03M + 2.00%) 3/31/23	146,968	147,859
Onsite Rental Group 1st Lien 2.312% 10/25/22	88,583	87,697
Onsite Rental Group Secured Note 8.051% (LIBOR03M + 5.739%) 10/23/22	121,112	93,862
•OSG Bulk Ships Tranche B - Exit 1st Lien 6.04% (LIBOR03M + 4.25%) 8/5/19	89,837	86,693
•Oxbow Carbon Tranche A 1st Lien 4.398% (LIBOR03M + 2.75%) 1/4/22	117,000	117,146
•Oxbow Carbon Tranche B 1st Lien 5.627% (LIBOR03M + 3.75%) 1/4/23	79,000	80,086
•PetSmart 1st Lien 4.68% (LIBOR03M + 3.00%) 3/11/22	303,611	244,442
•Pinnacle Foods Finance Tranche B 1st Lien 3.778% (LIBOR03M + 2.00%) 2/3/24	61,538	61,895
•Post Holdings Tranche B 3.65% (LIBOR03M + 2.00%) 5/24/24	149,248	149,677
•Quintiles IMS Tranche B2 1st Lien 4.302% (LIBOR03M + 2.00%) 1/18/25	196,116	195,975
•Rackspace Hosting Tranche B 1st Lien 4.00% (LIBOR03M + 3.00%) 11/3/23	48,112	47,985
•Sinclair Television Group Tranche B 1st Lien 4.311% (LIBOR03M + 2.50%) 12/12/24	290,000	291,631
•Smart & Final Stores Tranche B 1st Lien 5.193% (LIBOR03M + 3.50%) 11/15/22	99,791	98,607

		Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Spectrum Brands Tranche B 1st Lien 3.791% (LIBOR03M + 2.00%) 6/23/22		193,050	$193,919
•Syneos Health Tranche B 1st Lien 3.898% (LIBOR03M + 2.25%) 6/26/24		126,198	126,790
•TI Group Automotive Systems Tranche B 1st Lien 4.627% (LIBOR03M + 2.75%) 6/30/22		101,492	102,042
•US Renal Care 1st Lien 5.943% (LIBOR03M + 4.25%) 12/31/22		138,280	139,086
•Valeant Pharmaceuticals International Tranche B 1st Lien 5.24% (LIBOR03M + 3.50%) 4/1/22		64,329	65,080
•Western Digital Tranche B 1st Lien 3.877% (LIBOR03M + 2.00%) 4/29/23		55,239	55,609
•WEX Tranche B2 1st Lien 4.127% (LIBOR03M + 2.25%) 7/1/23		93,620	94,374

Total Loan Agreements (Cost $9,217,071)			8,463,434

ΔSOVEREIGN BONDS–48.05%
Australia–4.87%
Australia Government Bonds
2.75% 11/21/27	AUD	20,500,000	15,958,496
3.00% 3/21/47	AUD	8,600,000	6,366,913
3.25% 4/21/25	AUD	10,400,000	8,376,786
4.75% 4/21/27	AUD	9,500,000	8,568,630
5.25% 3/15/19	AUD	11,000,000	8,715,947

			47,986,772

Brazil–0.66%
≠Brazil Letras do Tesouro Nacional 10.865% 7/1/20	BRL	1,240,000	319,347
Brazil Notas do Tesouro Nacional Inflation Linked Bond Series B 6.00% 8/15/18	BRL	100,000	94,638
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/21	BRL	4,810,000	1,530,342
10.00% 1/1/25	BRL	10,525,000	3,310,626
10.00% 1/1/27	BRL	3,889,000	1,217,216

			6,472,169

LVIP Global Income Fund–9

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Canada–2.50%
Canadian Government Bonds
0.75% 9/1/21	CAD	7,500,000	$5,598,323
1.50% 6/1/26	CAD	14,950,000	11,107,571
1.75% 3/1/19	CAD	4,500,000	3,498,393
≠2.361% 6/1/37	CAD	4,000,000	4,458,354

			24,662,641

France–8.54%
French Republic Government Bond O.A.T.
≠0.10% 5/25/20	EUR	6,150,000	7,646,815
0.50% 5/25/25	EUR	21,000,000	26,199,678
1.25% 5/25/36	EUR	11,500,000	14,227,081
1.50% 5/25/31	EUR	23,400,000	30,752,121
3.00% 4/25/22	EUR	3,800,000	5,283,917

			84,109,612

Germany–1.35%
Bundesrepublik Deutschland Bundesanleihe
0.50% 8/15/27	EUR	2,500,000	3,095,298
1.00% 8/15/24	EUR	3,000,000	3,909,025
4.00% 1/4/37	EUR	2,000,000	3,772,865
Bundesschatzanweisungen 0.00% 6/14/19	EUR	2,000,000	2,480,715

			13,257,903

Ghana–0.28%
Ghana Government Bonds
18.75% 1/24/22	GHS	1,280,000	316,797
19.00% 11/2/26	GHS	3,850,000	1,022,817
19.75% 3/25/24	GHS	1,280,000	337,110
19.75% 3/15/32	GHS	3,850,000	984,343
21.50% 3/9/20	GHS	50,000	12,397
24.50% 6/21/21	GHS	50,000	13,778
24.75% 3/1/21	GHS	50,000	13,567
24.75% 7/19/21	GHS	50,000	13,867

			2,714,676

India–1.45%
India Government Bonds
8.13% 9/21/22	INR	840,000,000	13,275,183
8.83% 11/25/23	INR	60,000,000	975,688

			14,250,871

Indonesia–1.47%
Indonesia Treasury Bonds
7.00% 5/15/27	IDR	130,000,000,000	9,662,794
8.25% 7/15/21	IDR	2,600,000,000	201,598
8.375% 3/15/34	IDR	29,440,000,000	2,330,823
8.75% 5/15/31	IDR	14,332,000,000	1,177,894
9.00% 3/15/29	IDR	5,142,000,000	429,735
10.00% 2/15/28	IDR	7,040,000,000	617,981
10.50% 8/15/30	IDR	1,160,000,000	107,024

			14,527,849

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan–9.80%
Japan Government 5 yr Bonds 0.10% 6/20/26	JPY	2,910,000,000	$27,642,443
Japan Government 10 yr Bonds 0.10% 6/20/21	JPY	3,010,000,000	28,494,987
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	638,000,000	5,749,921
1.50% 3/20/34	JPY	970,000,000	10,797,060
1.60% 6/20/30	JPY	350,000,000	3,873,048
1.90% 3/22/21	JPY	809,000,000	8,061,215
1.90% 6/20/25	JPY	456,000,000	4,893,537
Japan Government 30 yr Bonds 1.70% 9/20/44	JPY	595,000,000	6,977,563

			96,489,774

Malaysia–0.70%
Malaysia Government Bonds
3.899% 11/16/27	MYR	2,750,000	708,055
3.90% 11/30/26	MYR	11,000,000	2,822,518
4.181% 7/15/24	MYR	13,023,000	3,419,177

			6,949,750

Mexico–6.77%
Mexican Bonos
4.75% 6/14/18	MXN	94,340,000	5,158,343
5.00% 12/11/19	MXN	357,130,000	18,929,658
6.50% 6/10/21	MXN	229,020,000	12,350,200
7.50% 6/3/27	MXN	107,760,000	6,004,970
7.75% 11/23/34	MXN	269,420,000	15,146,947
8.00% 6/11/20	MXN	5,810,000	324,893
8.50% 12/13/18	MXN	134,350,000	7,433,442
Mexican Cetes
≠7.41% 5/10/18	MXN	52,000	284
≠7.46% 6/21/18	MXN	14,352,000	776,326
≠7.56% 7/5/18	MXN	51,000	275
≠7.65% 12/6/18	MXN	44,000	230
Mexican Udibonos
2.50% 12/10/20	MXN	4,510,800	240,703
4.00% 6/13/19	MXN	5,727,331	313,460

			66,679,731

New Zealand–4.84%
New Zealand Government Bonds
2.75% 4/15/37	NZD	8,400,000	5,581,316
4.50% 4/15/27	NZD	20,000,000	16,508,896
5.50% 4/15/23	NZD	15,000,000	12,487,681
6.00% 5/15/21	NZD	16,150,000	13,066,152

			47,644,045

Peru–0.01%
Peru Government Bond 7.84% 8/12/20	PEN	427,000	147,926

			147,926

LVIP Global Income Fund–10

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Philippines–0.36%
Philippine Government Bonds
2.125% 5/23/18	PHP	82,264,000	$1,575,805
3.375% 8/20/20	PHP	6,330,000	118,009
3.875% 11/22/19	PHP	88,610,000	1,690,560
5.00% 8/18/18	PHP	6,960,000	134,093

			3,518,467

Republic of Korea–0.94%
Korea Monetary Stabilization Bond 2.06% 12/2/19	KRW	4,930,000,000	4,623,252
Korea Treasury Bonds
1.25% 12/10/19	KRW	765,000,000	708,080
1.75% 6/10/20	KRW	1,100,000,000	1,023,491
1.75% 12/10/20	KRW	1,300,000,000	1,205,100
3.375% 9/10/23	KRW	1,004,000,000	982,401
3.50% 3/10/24	KRW	702,000,000	693,827

			9,236,151

Singapore–2.49%
Singapore Government Bonds
2.00% 7/1/20	SGD	11,750,000	8,985,795
2.375% 6/1/25	SGD	4,500,000	3,468,139
2.875% 9/1/30	SGD	15,198,000	12,124,553

			24,578,487

Thailand–0.63%
Thailand Government Bond 3.875% 6/13/19	THB	188,130,000	6,204,331

			6,204,331

Ukraine–0.39%
µUkraine Government International Bonds GDP Linked 3.027% 5/31/40		5,516,000	3,863,445

			3,863,445

Total Sovereign Bonds (Cost $448,074,252)			473,294,600

SUPRANATIONAL BANKS–2.30%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	11,391,589
European Investment Bank 2.15% 1/18/27	JPY	1,000,000,000	11,216,682

Total Supranational Banks (Cost $20,646,128)			22,608,271

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–32.08%
U.S. Treasury Bonds
2.50% 2/15/46	18,500,000	$16,841,505
3.125% 8/15/44	11,000,000	11,330,000
3.625% 8/15/43	11,500,000	12,876,856
4.50% 5/15/38	13,500,000	16,899,785
5.375% 2/15/31	7,650,000	9,798,275
U.S. Treasury Inflation Index Notes
0.125% 4/15/21	784,365	777,938
0.125% 1/15/22	2,518,799	2,492,503
1.375% 1/15/20	1,260,853	1,288,232
1.875% 7/15/19	725,544	745,152
U.S. Treasury Notes
0.625% 4/30/18	16,000,000	15,988,144
1.00% 8/31/19	25,500,000	25,072,179
1.125% 4/30/20	25,000,000	24,404,297
1.625% 6/30/19	25,000,000	24,832,033
1.625% 8/31/19	2,100,000	2,082,814
1.625% 12/31/19	6,000,000	5,935,430
1.625% 8/15/22	38,500,000	37,080,313
1.625% 2/15/26	36,500,000	33,679,806
1.75% 9/30/19	26,596,000	26,410,035
1.75% 3/31/22	2,500,000	2,429,687
2.00% 8/31/21	1,125,000	1,108,279
2.125% 9/30/21	1,100,000	1,087,582
2.125% 12/31/21	3,000,000	2,962,852
2.25% 4/30/21	1,700,000	1,692,297
2.25% 7/31/21	3,500,000	3,478,535
2.50% 5/15/24	32,500,000	32,234,033
3.375% 11/15/19	500,000	509,014
3.625% 8/15/19	1,900,000	1,935,736

Total U.S. Treasury Obligations (Cost $319,699,490)		315,973,312

	Number of Shares

COMMON STOCK–0.00%
†=Holdco Class A	1,232,692	1,041
†Halcon Resources	4,396	21,409

Total Common Stock (Cost $46,422)		22,450

EXCHANGE-TRADED FUND–0.09%
PowerShares Senior Loan Portfolio	38,000	878,940

Total Exchange-Traded Fund (Cost $877,352)		878,940

LVIP Global Income Fund–11

LVIP Global Income Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–3.78%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	37,202,906	$37,202,906

Total Money Market Fund (Cost $37,202,906)		37,202,906

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–0.56%
≠Discount Notes–0.28%
Federal Farm Credit 1.50% 4/2/18	1,330,000	$1,330,000
Federal Home Loan Bank 0.467% 4/2/18	1,405,000	1,405,000

		2,735,000

≠U.S. Treasury Obligation–0.28%
U.S. Treasury Bill 1.033% 4/5/18	2,800,000	2,799,622

		2,799,622

Total Short-Term Investments (Cost $5,534,408)		5,534,622

TOTAL VALUE OF SECURITIES–97.49% (Cost $937,891,482)	960,229,350

«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.51%	24,718,771

NET ASSETS APPLICABLE TO 85,956,961 SHARES OUTSTANDING–100.00%	$984,948,121

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«

Includes $27,246 cash collateral held at broker for futures contracts, $531 variation margin due to broker on futures contracts, $2,135,075 cash collateral held at brokers for centrally cleared swap contracts, $1,699,000 cash collateral held at brokers for certain open bilateral derivatives and $1,095,405 variation margin due to brokers on swap contracts as of March 31, 2018.

@	PIK. 100% of the income received was in the form of additional par.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Global Income Fund–12

LVIP Global Income Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	(112,716)	USD	137,536	4/17/18	$—	$(1,342)
BAML	EUR	(1,236,123)	USD	1,547,008	5/7/18	21,759	—
BAML	EUR	(705,000)	USD	875,257	5/22/18	4,397	—
BAML	EUR	(1,236,123)	USD	1,531,717	6/7/18	2,800	—
BAML	JPY	(122,220,000)	USD	1,125,652	4/18/18	—	(24,423)
BAML	JPY	(34,125,000)	USD	312,500	5/25/18	—	(9,411)
BCLY	EUR	(5,937,614)	USD	7,388,173	4/30/18	65,542	—
BCLY	EUR	(5,937,614)	USD	7,360,563	5/31/18	20,923	—
BCLY	JPY	(81,840,000)	USD	771,857	5/31/18	—	(489)
BCLY	JPY	(79,441,000)	USD	721,151	6/29/18	—	(30,137)
BCLY	JPY	(288,100,000)	USD	2,612,962	7/17/18	—	(115,273)
BCLY	JPY	(49,760,000)	USD	462,249	7/31/18	—	(9,453)
BCLY	JPY	(108,530,000)	USD	1,004,219	1/24/19	—	(39,294)
BCLY	JPY	(13,360,000)	USD	127,477	2/15/19	—	(1,201)
BNYM	AUD	(62,229,000)	USD	50,328,326	4/27/18	2,532,775	—
BNYM	CAD	(18,147,000)	USD	14,715,374	4/27/18	621,988	—
BNYM	EUR	(11,309,000)	USD	13,981,033	4/27/18	37,132	—
BNYM	GBP	40,233,500	USD	(56,827,807)	4/27/18	—	(310,605)
BNYM	JPY	(6,717,896,500)	USD	62,229,871	4/27/18	—	(1,020,499)
BNYM	MXN	(130,258,000)	USD	6,898,345	4/27/18	—	(234,838)
BNYM	NZD	(66,034,000)	USD	48,378,159	4/27/18	658,517	—
BNYM	SGD	(31,811,500)	USD	24,262,010	4/27/18	—	(16,218)
CITI	AUD	(1,703,000)	USD	1,343,820	5/22/18	35,732	—
CITI	BRL	11,260,795	USD	(3,376,044)	5/3/18	25,110	—
CITI	EUR	(146,969)	USD	183,593	5/7/18	2,249	—
CITI	EUR	(1,630,646)	USD	2,025,507	5/22/18	11,230	—
CITI	JPY	(25,100,000)	USD	231,091	4/13/18	—	(5,022)
CITI	JPY	(109,831,000)	USD	1,035,799	4/23/18	1,978	—
CITI	JPY	(105,000,000)	USD	977,958	4/24/18	—	(10,451)
CITI	JPY	(18,273,000)	USD	162,627	5/16/18	—	(9,640)
CITI	JPY	(11,394,000)	USD	102,490	5/22/18	—	(4,971)
CITI	JPY	(170,648,500)	USD	1,539,996	6/1/18	—	(70,577)
CITI	JPY	(230,500,000)	USD	2,075,323	6/8/18	—	(101,231)
CITI	JPY	(11,693,000)	USD	104,234	6/13/18	—	(6,220)
CITI	JPY	(15,350,000)	USD	139,150	7/12/18	—	(6,156)
CITI	JPY	(336,389,300)	USD	3,117,371	8/8/18	—	(73,331)
CITI	JPY	(36,124,000)	USD	333,995	8/13/18	—	(8,772)
CITI	KRW	(6,020,000,000)	USD	5,676,300	9/17/18	—	(19,489)
DB	EUR	(1,488,375)	USD	1,790,820	4/12/18	—	(42,362)
DB	EUR	(908,907)	USD	1,078,772	4/19/18	—	(41,260)
DB	EUR	(11,423)	USD	14,059	4/23/18	—	(22)
DB	EUR	(2,196,300)	USD	2,702,986	4/24/18	—	(4,451)
DB	EUR	(1,824,861)	USD	2,281,516	5/7/18	29,825	—
DB	EUR	(946,717)	USD	1,177,327	5/15/18	8,487	—
DB	EUR	(11,423)	USD	14,191	5/22/18	80	—
DB	EUR	(282,055)	USD	349,331	5/31/18	675	—
DB	EUR	(898,375)	USD	1,114,277	6/13/18	2,539	—
DB	EUR	(281,944)	USD	352,136	6/29/18	2,757	—
DB	INR	13,590,000	USD	(205,846)	4/19/18	2,571	—
DB	JPY	(284,100,000)	USD	2,616,769	4/13/18	—	(55,738)
DB	JPY	(25,363,000)	USD	239,030	5/21/18	—	(160)
DB	JPY	(23,347,000)	USD	219,798	5/31/18	—	(533)
DB	JPY	(54,738,000)	USD	514,938	6/5/18	—	(1,826)

LVIP Global Income Fund–13

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	JPY	(97,000,000)	USD	913,001	6/13/18	$—	$(3,278)
DB	JPY	(11,260,000)	USD	106,558	8/27/18	—	(395)
DB	KRW	(7,965,000,000)	USD	7,397,603	5/31/18	—	(111,978)
GSC	EUR	(221,966)	USD	271,271	4/16/18	—	(2,195)
GSC	EUR	(152,500)	USD	190,625	4/30/18	2,553	—
GSC	EUR	(1,315,000)	USD	1,649,891	5/2/18	27,913	—
GSC	EUR	(989,278)	USD	1,224,132	5/3/18	3,824	—
GSC	EUR	(561,250)	USD	695,517	5/31/18	1,742	—
GSC	EUR	(989,278)	USD	1,215,060	6/4/18	—	(8,229)
GSC	EUR	(221,966)	USD	275,653	6/19/18	829	—
GSC	EUR	(222,505)	USD	275,606	6/20/18	91	—
GSC	EUR	(561,250)	USD	700,945	6/29/18	5,457	—
GSC	JPY	(43,530,000)	USD	385,757	4/27/18	—	(24,087)
GSC	JPY	(24,447,000)	USD	217,678	5/15/18	—	(12,779)
HSBC	EUR	(1,879,250)	USD	2,262,579	4/10/18	—	(51,700)
HSBC	EUR	(461,000)	USD	558,430	4/16/18	—	(9,531)
HSBC	EUR	(520,000)	USD	652,450	5/2/18	11,060	—
HSBC	EUR	(799,545)	USD	992,898	5/22/18	5,251	—
HSBC	JPY	(19,870,000)	USD	177,648	5/15/18	—	(9,662)
HSBC	JPY	(51,004,000)	USD	478,775	5/22/18	—	(2,259)
HSBC	JPY	(67,011,000)	USD	627,196	5/29/18	—	(5,112)
HSBC	JPY	(39,672,000)	USD	371,808	6/1/18	—	(2,614)
HSBC	JPY	(53,500,000)	USD	510,496	6/6/18	5,382	—
HSBC	JPY	(50,970,000)	USD	462,522	7/17/18	—	(20,151)
HSBC	KRW	(1,565,176,000)	USD	1,390,402	4/30/18	—	(84,032)
HSBC	KRW	(7,310,000,000)	USD	6,835,928	6/5/18	—	(57,242)
HSBC	KRW	(880,000,000)	USD	827,767	6/20/18	—	(2,464)
JPMC	AUD	(292,000)	USD	228,837	4/19/18	4,566	—
JPMC	AUD	(896,648)	USD	685,276	4/30/18	—	(3,406)
JPMC	AUD	(6,420,000)	USD	4,900,097	5/15/18	—	(31,066)
JPMC	BRL	9,372,629	USD	(2,804,329)	6/4/18	18,508	—
JPMC	CAD	(198,000)	USD	157,756	4/19/18	4,010	—
JPMC	EUR	(5,270)	USD	6,341	4/10/18	—	(149)
JPMC	EUR	(33,513)	USD	40,204	4/11/18	—	(1,071)
JPMC	EUR	(446,000)	USD	540,306	4/16/18	—	(9,174)
JPMC	EUR	(110,916)	USD	135,388	4/17/18	—	(1,272)
JPMC	EUR	(414,981)	USD	510,571	4/18/18	—	(766)
JPMC	EUR	(441,624)	USD	524,221	4/19/18	—	(19,986)
JPMC	EUR	(300,521)	USD	370,184	4/23/18	—	(249)
JPMC	EUR	(1,774,000)	USD	2,224,081	5/2/18	35,953	—
JPMC	EUR	(300,521)	USD	377,511	5/21/18	6,316	—
JPMC	EUR	(72,298)	USD	89,738	6/13/18	269	—
JPMC	EUR	(300,521)	USD	374,531	6/15/18	2,574	—
JPMC	IDR	1,040,000,000	USD	(75,416)	4/12/18	296	—
JPMC	INR	5,070,000	USD	(75,852)	4/12/18	1,970	—
JPMC	INR	6,000,000	USD	(90,922)	4/19/18	1,094	—
JPMC	JPY	(286,000,000)	USD	2,561,312	4/6/18	—	(127,885)
JPMC	JPY	(274,457,000)	USD	2,446,358	5/14/18	—	(140,712)
JPMC	JPY	(26,934,000)	USD	246,834	5/22/18	—	(7,189)
JPMC	JPY	(5,642,500)	USD	53,125	5/29/18	—	(117)
JPMC	JPY	(113,300,000)	USD	1,065,149	6/5/18	—	(4,481)
JPMC	JPY	(271,440,000)	USD	2,419,822	6/13/18	—	(144,249)
JPMC	JPY	(114,500,000)	USD	1,022,778	6/15/18	—	(58,967)
JPMC	JPY	(24,468,902)	USD	233,459	6/26/18	2,103	—
JPMC	JPY	(5,642,500)	USD	54,025	6/28/18	667	—

LVIP Global Income Fund–14

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	JPY	(5,819,000)	USD	55,118	6/29/18	$87	$—
JPMC	JPY	(176,475,000)	USD	1,605,631	7/23/18	—	(66,283)
JPMC	JPY	(720,006,000)	USD	6,787,770	8/16/18	—	(45,633)
JPMC	MXN	14,640,000	USD	(744,655)	4/19/18	58,044	—
JPMC	PLN	430,000	USD	(120,973)	4/19/18	4,676	—
JPMC	SEK	1,850,000	USD	(224,820)	4/19/18	—	(2,926)
MSC	EUR	(463,000)	USD	572,693	4/19/18	2,146	—
MSC	JPY	(24,440,000)	USD	232,454	4/26/18	2,361	—
MSC	JPY	(24,440,000)	USD	232,950	5/29/18	2,337	—
MSC	JPY	(9,000,000)	USD	80,456	6/18/18	—	(4,590)
SCB	EUR	(107,800)	USD	130,768	4/9/18	—	(1,976)
SCB	EUR	(3,645,000)	USD	4,573,144	5/21/18	70,943	—
SCB	JPY	(46,050,000)	USD	412,819	4/10/18	—	(20,288)
SCB	JPY	(18,274,000)	USD	163,191	5/15/18	—	(9,074)
SCB	JPY	(5,370,800)	USD	47,781	5/16/18	—	(2,852)
SCB	JPY	(31,894,000)	USD	286,845	5/24/18	—	(13,999)
SCB	JPY	(63,360,000)	USD	585,582	1/22/19	—	(23,527)
UBS	EUR	(136,016)	USD	165,028	4/9/18	—	(2,462)
UBS	EUR	(984,000)	USD	1,211,727	4/23/18	—	(1,189)
UBS	EUR	(60,150)	USD	75,478	5/21/18	1,182	—
UBS	EUR	(136,016)	USD	168,525	6/6/18	307	—
UBS	EUR	(60,150)	USD	74,665	6/20/18	185	—

Total Foreign Currency Exchange Contracts						$4,373,762	$(3,428,641)

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation
Interest Rate Contracts:
88 U.S. Treasury 2 yr Note	$18,709,625	$18,712,595	7/2/18	$(2,970)
(14) U.S. Treasury 10 yr Note	(1,695,969)	(1,677,994)	6/20/18	(17,975)

Total Futures Contracts				$(20,945)

Swap Contracts

CDS Contracts

Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
Protection Purchased/ Moody’s Ratings
ITRX.EUR.28[2] -Quarterly	EUR 1,000,000	1.00%	12/20/22	$(28,310)	$(24,143)	$—	$(4,167)
Navient 5.50% 1/25/23/Ba3 -Quarterly	300,000	5.00%	3/20/19	(13,408)	(11,965)	—	(1,443)
Turkey Republic 11.875% 1/15/30/Ba2 -Quarterly	56,000	1.00%	6/20/23	2,461	2,574	—	(113)

					(33,534)	—	(5,723)

LVIP Global Income Fund–15

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts (continued)

Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared: (continued)
Protection Sold/ Moody’s Ratings
CDX.EM.29[3] -Quarterly	400,000	1.00%	6/20/23	$(7,185)	$(8,034)	$849	$—
CDX.NA.HY.30[4] -Quarterly	2,600,000	5.00%	6/20/23	156,569	158,462	—	(1,893)
CDX.NA.IG.29[5] -Quarterly	1,100,000	1.00%	12/20/22	20,404	20,710	—	(306)
Indonesia Republic 5.875% 3/13/20/Baa2 -Quarterly	150,000	1.00%	6/20/23	(174)	248	—	(422)

					171,386	849	(2,621)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/ Moody’s Ratings
BCLY Best Buy 5.50% 3/15/21/Baa1 -	50,000	5.00%	6/20/22	$(8,677)	$(7,235)	$—	$(1,442)
BCLY Tenet Healthcare 6.875% 11/15/31/Caa1 -Quarterly	160,000	5.00%	3/20/19	(6,955)	(3,501)	—	(3,454)
CITI Ally Financial 7.5% 9/15/20/Ba3 -Quarterly	80,000	5.00%	12/20/22	(13,213)	(13,784)	571	—
CITI American Airlines Group 5.5% 10/1/19/B1 -Quarterly	100,000	5.00%	12/20/19	(7,432)	(7,080)	—	(352)
CITI Best Buy 5.50% 3/15/21/Baa1 -Quarterly	165,000	5.00%	6/20/22	(28,635)	(22,894)	—	(5,741)
JPMC AES 5.00% 6/1/19/WR -Quarterly	900,000	5.00%	6/20/22	(143,884)	(101,673)	—	(42,211)
JPMC Ally Financial 7.5% 9/15/20/Ba3 -Quarterly	120,000	5.00%	12/20/22	(19,819)	(20,825)	1,006	—
JPMC Best Buy 5.50% 3/15/21/Baa1 -Quarterly	90,000	5.00%	6/20/22	(15,619)	(13,438)	—	(2,181)
JPMC DISH DBS 5.00% -Quarterly	130,000	5.00%	6/20/21	(6,932)	(6,920)	—	(12)
JPMC Nabors Industries 9.25% 1/15/19/Ba3 -Quarterly	110,000	1.00%	6/20/20	(235)	2,221	—	(2,456)

LVIP Global Income Fund–16

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts (continued)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
JPMC Navient 5.50% 1/25/23/Ba3 -Quarterly	250,000	5.00%	3/20/20	$(20,464)	$(17,909)	$—	$(2,555)

					(213,038)	1,577	(60,404)

Protection Sold/ Moody’s Ratings
CITI Bespoke 1 yr Mezzanine 5-8% Tranche 2 -Quarterly	450,000	0.00%	6/20/18	(704)	—	—	(704)
CITI Bespoke 1 yr Mezzanine 6-10% -Quarterly	500,000	0.00%	12/20/18	331	—	331	—
CITI Bespoke 58 HY/42 IG EQ Tranche 0-3% -Quarterly	90,000	0.00%	6/20/19	(7,631)	(12,997)	5,366	—
CITI Bespoke Cambridge 0-3% -Quarterly	140,000	0.00%	12/20/19	(25,796)	(19,745)	—	(6,051)
CITI Bespoke Hong Kong 3-5% Tranche -Quarterly	470,000	0.00%	12/20/18	1,448	(7,311)	8,759	—
CITI Bespoke Verona 7-15% -Quarterly	250,000	0.00%	12/20/19	172	—	172	—
CITI Bespoke Verona EQ Tranche 0-3% -Quarterly	120,000	0.00%	12/20/19	(21,325)	(20,769)	—	(556)
CITI Bespoke Lisbon 3-7% -Quarterly	200,000	0.00%	6/20/19	(1,111)	—	—	(1,111)
CITI General Electric 2.70% 10/9/22/A2 -Quarterly	380,000	1.00%	12/20/22	2,284	3,636	—	(1,352)
CITI Republic of Colombia 10.375% 1/28/33/Baa2 -Quarterly	150,000	1.00%	6/20/23	(469)	(410)	—	(59)
CITI Simon Property 4.375% 3/1/21/A2 -Quarterly	270,000	1.00%	6/20/22	4,848	636	4,212	—
CITI United Mexican States 4.15% 3/28/27/A3 -Quarterly	200,000	1.00%	6/20/23	(828)	(1,491)	663	—
JPMC DISH DBS 5.00% -Quarterly	130,000	5.00%	6/20/23	(1,138)	(1,137)	—	(1)
JPMC General Electric 5.625% 9/15/17/WR -Quarterly	1,500,000	1.00%	3/20/19	11,469	4,360	7,109	—
JPMC Nabors Industries 9.25% 1/15/19/Ba3 -Quarterly	100,000	1.00%	6/20/20	(6,530)	(9,977)	3,447	—

LVIP Global Income Fund–17

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts (continued)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
JPMC Nabors Industries 9.25% 1/15/19/Ba3 -Quarterly	10,000	1.00%	6/20/22	$(653)	$(1,134)	$481	$—
JPMC Simon Property 4.375% 3/1/21/A2 -Quarterly	300,000	1.00%	6/20/22	5,387	2,497	2,890	—
JPMC United Mexican States 4.15% 3/28/27/A3 -Quarterly	150,000	1.00%	6/20/23	(621)	(1,143)	522	—

					(64,985)	33,952	(9,834)

Total CDS Contracts					$(140,171)	$36,378	$(78,582)

Inflation Swap Contract

Swap Obligation	Notional Amount[1]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Appreciation
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index[7] and pay fixed rate coupon at maturity	1,450,000	1.960%	8/31/24	$33,846	$33,846

Swap Contracts

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)		Floating Interest Rate Paid (Received)[6]		Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
2yr IRS Receive USD LIBOR03M- (Semiannual/Quarterly)	4,600,000	(2.250%	)	2.308%		9/19/20	$(38,799)	$(42,269)	$3,470	$—
Receive USD LIBOR03M- (Semiannual/Quarterly)	3,000,000	(2.250%	)	2.308%		9/19/20	(25,304)	(23,805)	—	(1,499)
Receive USD LIBOR03M- (Semiannual/Quarterly)	4,530,000	2.730%		(1.704%	)	7/7/24	(3,263)	—	—	(3,263)
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,410,000	1.937%		(1.760%	)	1/29/25	69,394	—	69,394	—

LVIP Global Income Fund–18

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

Interest Rate Swap (IRS) Contracts (continued)

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)[6]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared: (continued)
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,190,000	1.942%	(1.767%)	1/30/25	$58,294	$—	$58,294	$—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,880,000	1.817%	(1.787%)	2/3/25	107,081	—	107,081	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,450,000	1.978%	(2.292%)	3/27/25	69,821	—	69,821	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,450,000	1.985%	(1.675%)	3/27/25	69,141	—	69,141	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	8,500,000	3.848%	(1.904%)	8/22/43	(1,623,529)	—	—	(1,623,529)
Receive USD LIBOR03M- (Semiannual/Quarterly)	3,775,000	2.384%	(2.057%)	6/9/47	346,080	—	346,080	—

Total IRS Contracts						$(66,074)	$723,281	$(1,628,291)

Total Return Swap (TRS) Contract

Counterparty/ Swap Obligation	Notional Amount[1]	Floating Interest Rates Paid	Termination Date	Value	Unrealized Depreciation
Over-The-Counter:
CITI–Receive amounts based on market value fluctuation of iBoxx USD Liquid High Yield Index[7] and pay variable quarterly payments based on LIBOR03M.	525,000	1.625%	9/20/18	$(1,090)	$(1,090)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

2The European Markit iTraxx indices trade 3, 5, 7 and 10-year maturities, and a new series is determined on the basis of liquidity every six months. The benchmark Markit iTraxx Europe index comprises 125 equally-weighted European names. The Markit iTraxx Crossover index comprises the 75 most liquid sub-investment grade entities. Total Return indices are calculated and published hourly for Markit iTraxx Europe, Asia and Crossover. These indices measure the performance of the respective on-the-run Markit iTraxx CDS contracts. Constituents for the index can be found at www.markit.com/Documentation.

3Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.

4Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

LVIP Global Income Fund–19

LVIP Global Income Fund

Schedule of Investments (continued)

5Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

6Rate resets based on LIBOR03M.

7The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. The index is used as a basis for tradable products, including ETFs. Multi-contributor pricing and support for the index from leading financial institutions ensure that the index is a tradable reflection of the corporate high yield bond market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.HY–Credit Default Swap Index North America High Yield

CDX.NA.IG–Credit Default Swap Index North America Investment Grade

CLO–Collateralized Loan Obligation

CPI-U–Consumer Price Index for All Urban Consumers

DB–Deutsche Bank

DIP–Debtor- in- Possession

EUR–Euro

GBP–British Pound Sterling

GDP–Gross Domestic Product

GHS–Ghanaian Cedi

GSC–Goldman Sachs Capital

H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 yr

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange

IDR–Indonesia Rupiah

INR–Indian Rupee

IRS–Interest Rate Swap

ITRX.EUR–Markit iTraxx Europe Index

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR06M–ICE LIBOR USD 6 Month

LIBOR12M–ICE LIBOR USD 12 Month

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

PEN–Peruvian Nuevo Sol

PHP–Philippine Peso

LVIP Global Income Fund–20

LVIP Global Income Fund

Schedule of Investments (continued)

Summary of Abbreviations (continued):

PIK–Payment-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

THB–Thailand Baht

USD–United States Dollar

yr–Year

See accompanying notes.

LVIP Global Income Fund–21

LVIP Global Income Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at their mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, inflation swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Global Income Fund–22

LVIP Global Income Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Agency Collateralized Mortgage Obligations	$—	$13,638,697	$—	$13,638,697
Agency Mortgage-Backed Securities	—	2,988,910	—	2,988,910
Corporate Bonds	—	50,074,251	—	50,074,251
Municipal Bonds	—	1,006,096	—	1,006,096
Non-Agency Asset-Backed Securities	—	21,009,635	—	21,009,635
Non-Agency Collateralized Mortgage Obligations	—	3,789,601	—	3,789,601
Non-Agency Commercial Mortgage-Backed Securities	—	3,743,625	—	3,743,625
Loan Agreements	—	8,463,434	—	8,463,434
Sovereign Bonds	—	473,294,600	—	473,294,600
Supranational Banks	—	22,608,271	—	22,608,271
U.S. Treasury Obligations	—	315,973,312	—	315,973,312
Common Stock	21,409	—	1,041	22,450
Exchange-Traded Fund	878,940	—	—	878,940
Money Market Fund	37,202,906	—	—	37,202,906
Short-Term Investment	—	5,534,622	—	5,534,622

Total Investments	$38,103,255	$922,125,054	$1,041	$960,229,350

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$4,373,762	$—	$4,373,762

Swap Contracts	$—	$793,505	$—	$793,505

Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,428,641)	$—	$(3,428,641)

Futures Contracts	$(20,945)	$—	$—	$(20,945)

Swap Contracts	$—	$(1,707,963)	$—	$(1,707,963)

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017–08, Receivables–Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Global Income Fund–23

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–33.99%
U.S. MARKETS–28.02%
Aerospace & Defense–0.56%
Northrop Grumman	168	$58,652
United Technologies	392	49,321

		107,973

Air Freight & Logistics–0.33%
United Parcel Service Class B	595	62,273

		62,273

Banks–4.49%
BB&T	4,172	217,111
Commerce Bancshares	900	53,919
Cullen/Frost Bankers	332	35,215
First Horizon National	6,983	131,490
JPMorgan Chase & Co.	1,353	148,789
M&T Bank	437	80,565
SunTrust Banks	2,042	138,938
Wells Fargo & Co.	1,062	55,659

		861,686

Biotechnology–0.21%
Gilead Sciences	525	39,580

		39,580

Capital Markets–0.56%
Northern Trust	1,047	107,977

		107,977

Chemicals–0.77%
DowDuPont	420	26,758
Praxair	835	120,491

		147,249

Commercial Services & Supplies–0.19%
Republic Services	562	37,221

		37,221

Communications Equipment–1.08%
Cisco Systems	4,834	207,330

		207,330

Consumer Finance–0.19%
Discover Financial Services	510	36,684

		36,684

Diversified Telecommunication Services–0.83%
AT&T	2,902	103,456
Verizon Communications	1,186	56,715

		160,171

Electric Utilities–1.32%
Duke Energy	1,558	120,698
FirstEnergy	1,905	64,789

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electric Utilities (continued)
Pinnacle West Capital	859	$68,548

		254,035

Electrical Equipment–0.30%
Emerson Electric	849	57,987

		57,987

Energy Equipment & Services–0.43%
Schlumberger	1,262	81,752

		81,752

Equity Real Estate Investment Trusts–1.87%
American Tower	250	36,335
AvalonBay Communities	339	55,752
Camden Property Trust	545	45,878
Crown Castle International	835	91,524
DDR	6,060	44,420
Hudson Pacific Properties	1,773	57,676
Ventas	559	27,687

		359,272

Food Products–0.53%
Conagra Brands	1,107	40,826
Kraft Heinz	988	61,543

		102,369

Health Care Equipment & Supplies–1.49%
Abbott Laboratories	2,232	133,741
Medtronic	1,907	152,980

		286,721

Health Care Providers & Services–0.42%
Aetna	481	81,289

		81,289

Hotels, Restaurants & Leisure–0.25%
McDonald’s	311	48,634

		48,634

Industrial Conglomerates–0.50%
3M	214	46,977
Honeywell International	335	48,411

		95,388

Insurance–0.52%
Principal Financial Group	790	48,119
Travelers	365	50,684

		98,803

Internet Software & Services–0.25%
†Alphabet Class A	47	48,746

		48,746

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services–0.21%
Fidelity National Information Services	422	$40,639

		40,639

Media–0.47%
Comcast Class A	1,299	44,387
Viacom Class B	1,463	45,441

		89,828

Metals & Mining–0.17%
Nucor	534	32,622

		32,622

Multi-Utilities–0.19%
Public Service Enterprise Group	714	35,871

		35,871

Oil, Gas & Consumable Fuels–2.32%
Chevron	1,889	215,422
ConocoPhillips	887	52,590
Exxon Mobil	1,130	84,309
Williams	3,760	93,474

		445,795

Pharmaceuticals–3.86%
Allergan	324	54,526
Bristol-Myers Squibb	1,693	107,082
Johnson & Johnson	1,749	224,134
Merck & Co.	1,410	76,803
Pfizer	7,847	278,504

		741,049

Road & Rail–0.34%
Union Pacific	491	66,005

		66,005

Semiconductors & Semiconductor Equipment–0.80%
Broadcom	281	66,218
Intel	1,679	87,442

		153,660

Software–1.34%
Microsoft	1,880	171,588
Oracle	1,888	86,376

		257,964

Technology Hardware, Storage & Peripherals–0.37%
Apple	418	70,132

		70,132

Tobacco–0.49%
Altria Group	1,494	93,106

		93,106

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Water Utilities–0.37%
American Water Works	863	$70,878

		70,878

Total U.S. Markets (Cost $4,955,650)		5,380,689

§DEVELOPED MARKETS–5.97%
Beverages–0.35%
Anheuser-Busch InBev ADR	610	67,063

		67,063

Construction & Engineering–0.59%
Vinci ADR	4,577	112,732

		112,732

Electric Utilities–0.49%
Fortis	2,785	94,049

		94,049

Equity Real Estate Investment Trusts–0.25%
Klepierre	1,205	48,558

		48,558

Insurance–0.27%
RenaissanceRe Holdings	377	52,218

		52,218

Oil, Gas & Consumable Fuels–1.72%
BP ADR	2,949	119,552
Royal Dutch Shell Class A ADR	3,303	210,764

		330,316

Personal Products–0.42%
Unilever (New York Shares)	1,415	79,792

		79,792

Tobacco–0.47%
British American Tobacco ADR	1,567	90,400

		90,400

Transportation Infrastructure–0.63%
Atlantia ADR	7,776	120,411

		120,411

Wireless Telecommunication Services–0.78%
Vodafone Group ADR	5,395	150,089

		150,089

Total Developed Markets (Cost $1,046,471)		1,145,628

Total Common Stock (Cost $6,002,121)		6,526,317

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–1.29%
µBank of America 6.10%	50,000	$52,687
•Delphi Financial Group 5.029% (LIBOR03M + 3.19%)	974	22,524
µMorgan Stanley 6.375%	837	22,699
Qwest 6.50%	248	5,315
µSCE Trust III 5.75%	4,000	106,280
Verizon Communications 5.90%	1,433	37,917

Total Preferred Stock (Cost $236,229)		247,422

MASTER LIMITED PARTNERSHIPS–0.98%
AllianceBernstein Holding	3,032	81,409
Antero Midstream Partners	1,162	30,084
Energy Transfer Partners	2,548	41,329
Plains All American Pipeline	1,575	34,697

Total Master Limited Partnerships (Cost $197,113)		187,519

	Principal Amount°
AGENCY ASSET-BACKED SECURITY–0.25%
•Chase Education Loan Trust Series 2007-A A3 2.365% 12/28/23	49,228	49,079

Total Agency Asset-Backed Security (Cost $48,551)		49,079

CORPORATE BONDS–42.38%
Aerospace & Defense–0.87%
Northrop Grumman 3.25% 1/15/28	175,000	167,389

		167,389

Agriculture–0.91%
BAT Capital 4.39% 8/15/37	175,000	174,443

		174,443

Auto Manufacturers–0.15%
General Motors 6.75% 4/1/46	25,000	29,120

		29,120

Auto Parts & Equipment–0.25%
Delphi Technologies 5.00% 10/1/25	50,000	48,063

		48,063

Banks–6.49%
Bank of America
3.248% 10/21/27	125,000	117,958
4.125% 1/22/24	75,000	77,259
CIT Group 5.25% 3/7/25	50,000	51,316

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Citigroup 4.45% 9/29/27	150,000	$151,951
µCoBank 6.25% 12/29/49	50,000	53,489
Credit Suisse Group 4.282% 1/9/28	250,000	250,860
JPMorgan Chase
3.625% 12/1/27	200,000	192,162
µ6.10% 10/29/49	25,000	26,281
µ6.125% 12/29/49	50,000	52,438
Morgan Stanley
3.70% 10/23/24	75,000	74,699
4.00% 7/23/25	100,000	101,026
Wells Fargo & Co 3.90% 5/1/45	100,000	96,356

		1,245,795

Beverages–1.11%
Anheuser-Busch InBev Finance 4.70% 2/1/36	200,000	212,247

		212,247

Biotechnology–1.36%
Gilead Sciences 2.95% 3/1/27	275,000	260,485

		260,485

Chemicals–0.92%
Ashland 6.875% 5/15/43	50,000	54,250
Sherwin-Williams
3.45% 6/1/27	50,000	47,915
4.50% 6/1/47	75,000	74,958

		177,123

Commercial Services–0.13%
WEX 4.75% 2/1/23	25,000	25,196

		25,196

Computers–0.53%
Dell International 8.10% 7/15/36	50,000	60,944
Western Digital 4.75% 2/15/26	40,000	39,987

		100,931

Diversified Financial Services–1.06%
International Lease Finance 7.125% 9/1/18	25,000	25,419
Ladder Capital Finance Holdings 5.25% 3/15/22	50,000	50,125
Nationstar Mortgage 6.50% 7/1/21	50,000	50,875
Navient 5.875% 3/25/21	50,000	51,313
Neuberger Berman Group 4.50% 3/15/27	25,000	25,413

		203,145

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric–1.37%
Berkshire Hathaway Energy 3.25% 4/15/28	65,000	$62,864
Dynegy 6.75% 11/1/19	37,000	37,740
Sempra Energy 3.40% 2/1/28	65,000	62,481
Southern 4.40% 7/1/46	100,000	100,493

		263,578

Food–1.69%
B&G Foods 5.25% 4/1/25	25,000	23,351
Kraft Heinz Foods 4.375% 6/1/46	100,000	92,056
Post Holdings 5.50% 3/1/25	50,000	49,375
Sysco
3.75% 10/1/25	100,000	100,832
4.85% 10/1/45	55,000	58,626

		324,240

Gas–0.39%
NiSource 4.375% 5/15/47	75,000	75,618

		75,618

Health Care Products–1.15%
Becton Dickinson and Co. 3.70% 6/6/27	125,000	120,916
Thermo Fisher Scientific 3.65% 12/15/25	100,000	100,054

		220,970

Health Care Services–1.42%
Community Health Systems 6.875% 2/1/22	50,000	29,187
DaVita 5.00% 5/1/25	100,000	96,905
HCA
4.75% 5/1/23	50,000	50,687
5.875% 2/15/26	25,000	25,500
Tenet Healthcare 7.50% 1/1/22	20,000	21,150
THC Escrow III 0.00% 5/1/25	50,000	48,250

		271,679

Insurance–1.32%
American International Group
3.90% 4/1/26	50,000	49,571
4.50% 7/16/44	130,000	128,805
Hartford Financial Services Group 4.30% 4/15/43	75,000	75,004

		253,380

Internet–2.33%
Amazon.com
2.80% 8/22/24	175,000	170,049
4.95% 12/5/44	50,000	56,559
Booking Holdings 3.65% 3/15/25	125,000	124,288
Symantec 5.00% 4/15/25	20,000	20,221

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet (continued)
VeriSign 5.25% 4/1/25	75,000	$76,500

		447,617

Media–1.93%
Charter Communications Operating 6.384% 10/23/35	50,000	56,002
Clear Channel Worldwide Holdings 6.50% 11/15/22	25,000	25,500
Comcast 4.60% 8/15/45	25,000	25,967
DISH DBS 5.875% 7/15/22	50,000	48,000
Meredith 6.875% 2/1/26	15,000	15,431
Sirius XM Radio 4.625% 5/15/23	75,000	73,991
Univision Communications 5.125% 5/15/23	50,000	47,755
Videotron 5.375% 6/15/24	75,000	77,719

		370,365

Mining–0.14%
Glencore Finance Canada 5.55% 10/25/42	25,000	26,441

		26,441

Oil & Gas–1.53%
Apache 4.75% 4/15/43	50,000	49,690
Chesapeake Energy 8.00% 1/15/25	45,000	43,650
Halcon Resources 6.75% 2/15/25	12,000	11,850
Laredo Petroleum 5.625% 1/15/22	25,000	24,938
MEG Energy 6.375% 1/30/23	50,000	42,000
Noble Holding International
7.75% 1/15/24	50,000	46,625
7.875% 2/1/26	25,000	24,656
Range Resources 5.875% 7/1/22	50,000	50,500

		293,909

Oil & Gas Services–0.19%
Weatherford International 6.80% 6/15/37	50,000	35,750

		35,750

Pharmaceuticals–2.66%
CVS Health
4.78% 3/25/38	25,000	25,419
5.125% 7/20/45	125,000	133,078
Mylan
3.95% 6/15/26	75,000	72,870
5.25% 6/15/46	130,000	133,070
Shire Acquisitions Investments Ireland 3.20% 9/23/26	100,000	93,415

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International 7.00% 3/15/24	50,000	$52,313

		510,165

Pipelines–4.41%
DCP Midstream Operating 6.75% 9/15/37	50,000	55,250
Energy Transfer Equity 4.25% 3/15/23	30,000	29,175
Enterprise Products Operating
5.10% 2/15/45	100,000	109,135
•5.481% (LIBOR03M + 3.708%) 8/1/66	25,000	25,095
Genesis Energy 6.00% 5/15/23	50,000	49,500
Kinder Morgan 5.55% 6/1/45	55,000	57,925
Kinder Morgan Energy Partners 7.30% 8/15/33	50,000	60,665
NGPL PipeCo 4.375% 8/15/22	10,000	9,975
Plains All American Pipeline
3.60% 11/1/24	25,000	23,863
4.70% 6/15/44	135,000	120,961
Sabine Pass Liquefaction 5.625% 3/1/25	125,000	134,668
Williams 7.50% 1/15/31	50,000	61,094
Williams Partners 6.30% 4/15/40	95,000	109,161

		846,467

Real Estate Investment Trusts–1.22%
American Tower
3.375% 10/15/26	75,000	70,305
5.00% 2/15/24	75,000	79,269
Equinix 5.375% 5/15/27	25,000	25,437
iStar 4.625% 9/15/20	10,000	10,037
SBA Communications 4.875% 9/1/24	50,000	49,125

		234,173

Retail–0.55%
JC Penney 7.40% 4/1/37	50,000	33,750
L Brands 6.875% 11/1/35	25,000	24,375
New Red Finance 5.00% 10/15/25	50,000	47,860

		105,985

Semiconductors–1.13%
Broadcom
3.50% 1/15/28	100,000	94,185
3.625% 1/15/24	75,000	73,875
3.875% 1/15/27	50,000	48,719

		216,779

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software–0.51%
CURO Financial Technologies 12.00% 3/1/22	44,000	$49,064
Microsoft 3.75% 2/12/45	50,000	49,772

		98,836

Telecommunications–3.89%
Alcatel-Lucent USA 6.45% 3/15/29	50,000	51,000
AT&T 5.25% 3/1/37	175,000	185,681
Frontier Communications
8.50% 4/1/26	25,000	24,250
9.00% 8/15/31	50,000	30,625
Intelsat Jackson Holdings
7.25% 10/15/20	50,000	46,500
8.00% 2/15/24	50,000	52,688
Nokia 4.375% 6/12/27	10,000	9,413
Sprint 7.875% 9/15/23	100,000	102,250
Telefonica Emisiones 7.045% 6/20/36	50,000	63,607
Verizon Communications 5.25% 3/16/37	125,000	135,201
Windstream Services 8.625% 10/31/25	50,000	46,500

		747,715

Trucking & Leasing–0.77%
DAE Funding 4.00% 8/1/20	50,000	48,875
Penske Truck Leasing 3.375% 2/1/22	100,000	99,543

		148,418

Total Corporate Bonds (Cost $8,245,374)		8,136,022

NON-AGENCY ASSET-BACKED SECURITIES–5.73%
•Carlyle Global Market Strategies CLO Series 2014-4A A1R 2.922% (LIBOR03M + 1.20%) 10/15/26	350,000	349,939
•Limerock CLO II Series 2014-2A AR 3.034% (LIBOR03M + 1.30%) 4/18/26	249,645	249,602
•Madison Park Funding XII Series 2014-12A AR 3.005% (LIBOR03M + 1.26%) 7/20/26	250,000	249,939
•Staniford Street CLO Series 2014-1A AR 3.305% (LIBOR03M + 1.18%) 6/15/25	250,000	250,072

Total Non-Agency Asset-Backed Securities (Cost $1,099,645)		1,099,552

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS–2.68%
•Axalta Coating Systems U.S. Holdings 1st Lien 4.312% (LIBOR03M + 2.00%) 6/1/24	18,439	$18,501
•Builders FirstSource Tranche B 1st Lien 5.312% (LIBOR03M + 3.00%) 2/29/24	24,624	24,763
•EnergySolutions Tranche B 1st Lien 7.062% (LIBOR03M + 4.75%) 5/29/20	17,384	17,688
•First Data 1st Lien 4.562% (LIBOR03M + 2.25%) 4/26/24	20,624	20,677
•First Data Tranche B 1st Lien 4.562% (LIBOR03M + 2.25%) 7/10/22	22,905	22,964
•Getty Images Tranche B 1st Lien 5.812% (LIBOR03M + 3.50%) 10/18/19	24,233	23,273
•Infor U.S. Tranche B 1st Lien 5.062% (LIBOR03M + 2.75%) 2/1/22	24,440	24,523
•Intelsat Jackson Holdings Tranche B3 1st Lien 6.062% (LIBOR03M + 3.75%) 11/27/23	50,000	50,108
•MEG Energy Tranche B 1st Lien 5.812% (LIBOR03M + 3.50%) 12/31/23	4,626	4,635
•Micron Technology Tranche B 1st Lien 4.312% (LIBOR03M + 2.00%) 4/26/22	24,563	24,751
•Murray Energy Tranche B2 1st Lien 9.562% (LIBOR03M + 7.25%) 4/17/20	24,732	21,001
•Sabre GLBL 1st Lien 4.312% (LIBOR03M + 2.00%) 2/22/24	12,131	12,182
•Shearer’s Foods 1st Lien 6.562% (LIBOR03M + 4.25%) 6/30/21	24,438	24,468
•SIG Combibloc U.S. Acquisition Tranche B 5.062% (LIBOR03M + 2.75%) 3/13/22	22,640	22,797

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•SS&C European Holdings Tranche B2 1st Lien 4.562% (LIBOR03M + 2.25%) 7/8/22	154	$155
•SS&C Technologies Holdings Europe Sarl Tranche B4 1st Lien 4.812% (LIBOR03M + 2.50%) 3/9/25	32,498	32,693
•SS&C Technologies Tranche B1 1st Lien 4.562% (LIBOR03M + 2.25%) 7/8/22	13,506	13,596
•SS&C Technologies Tranche B3 1st Lien 4.812% (LIBOR03M + 2.50%) 3/9/25	11,593	11,663
•Sybil Software Tranche B 1st Lien 5.062% (LIBOR03M + 2.75%) 9/30/23	23,469	23,645
•TransDigm Tranche G 1st Lien 4.812% (LIBOR03M + 2.50%) 8/22/24	48,861	49,075
•U.S. Renal Care 1st Lien 6.562% (LIBOR03M + 4.25%) 12/31/22	24,438	24,580
•Valeant Pharmaceuticals International Tranche B 1st Lien 5.812% (LIBOR03M + 3.50%) 4/1/22	21,140	21,387
•Vantiv Tranche A4 1st Lien 4.562% (LIBOR03M + 2.25%) 9/20/22	25,000	25,211

Total Loan Agreements (Cost $510,323)		514,336

U.S. TREASURY OBLIGATIONS–4.56%
U.S. Treasury Notes 1.375% 9/30/20 1.875% 12/15/20	270,000 620,000	263,593 612,129

Total U.S. Treasury Obligations (Cost $889,272)		875,722

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Contracts	Value (U.S. $)

OPTION PURCHASED–0.01%
Interest Rate Put Option–0.01%
Eurodollar 1 yr MIDCV strike price $98, expiration date 6/15/18, notional amount $245,000	1	$1,700

Total Option Purchased (Cost $277)		1,700

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–7.82%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	1,501,215	$1,501,215

Total Money Market Fund (Cost $1,501,215)		1,501,215

TOTAL VALUE OF SECURITIES–99.69% (Cost $18,730,120)	19,138,884
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	59,749

NET ASSETS APPLICABLE TO 1,942,259 SHARES OUTSTANDING–100.00%	$19,198,633

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.

«	Includes $11,640 cash collateral held at broker for futures contracts and $3,660 variation margin due to broker on future contracts as of March 31, 2018.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
6	U.S. Treasury 2 yr Notes	$1,275,656	$1,275,399	7/2/18	$257	$—
(2)	U.S. Treasury 5 yr Notes	(228,921)	(228,730)	7/2/18	—	(191)
(6)	U.S. Treasury 10 yr Notes	(726,844)	(720,928)	6/20/18	—	(5,916)
(3)	U.S. Treasury Long Bonds	(439,875)	(430,054)	6/21/18	—	(9,821)

Total Futures Contracts					$257	$(15,928)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CLO–Collateralized Loan Obligation

ICE–Intercontinental Exchange

IT–Information Technology

LIBOR–London Interbank Offered Rate

LIBOR03M–ICE LIBOR USD 3 Month

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

MIDCV–Mid-Curve

USD–United States Dollar

yr–Year

See accompanying notes.

LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Goldman Sachs Income Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price on, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Goldman Sachs Income Builder Fund–9

LVIP Goldman Sachs Income Builder Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$107,973	$—	$107,973
Air Freight & Logistics	62,273	—	62,273
Banks	861,686	—	861,686
Biotechnology	39,580	—	39,580
Capital Markets	107,977	—	107,977
Chemicals	147,249	—	147,249
Commercial Services & Supplies	37,221	—	37,221
Communications Equipment	207,330	—	207,330
Consumer Finance	36,684	—	36,684
Diversified Telecommunication Services	160,171	—	160,171
Electric Utilities	254,035	—	254,035
Electrical Equipment	57,987	—	57,987
Energy Equipment & Services	81,752	—	81,752
Equity Real Estate Investment Trusts	359,272	—	359,272
Food Products	102,369	—	102,369
Health Care Equipment & Supplies	286,721	—	286,721
Health Care Providers & Services	81,289	—	81,289
Hotels, Restaurants & Leisure	48,634	—	48,634
Industrial Conglomerates	95,388	—	95,388
Insurance	98,803	—	98,803
Internet Software & Services	48,746	—	48,746
IT Services	40,639	—	40,639
Media	89,828	—	89,828
Metals & Mining	32,622	—	32,622
Multi-Utilities	35,871	—	35,871
Oil, Gas & Consumable Fuels	445,795	—	445,795
Pharmaceuticals	741,049	—	741,049
Road & Rail	66,005	—	66,005
Semiconductors & Semiconductor Equipment	153,660	—	153,660
Software	257,964	—	257,964
Technology Hardware, Storage & Peripherals	70,132	—	70,132
Tobacco	93,106	—	93,106
Water Utilities	70,878	—	70,878
Developed Markets
Beverages	67,063	—	67,063
Construction & Engineering	112,732	—	112,732
Electric Utilities	94,049	—	94,049
Equity Real Estate Investment Trusts	—	48,558	48,558
Insurance	52,218	—	52,218
Oil, Gas & Consumable Fuels	330,316	—	330,316
Personal Products	79,792	—	79,792
Tobacco	90,400	—	90,400
Transportation Infrastructure	120,411	—	120,411
Wireless Telecommunication Services	150,089	—	150,089
Preferred Stock	194,735	52,687	247,422
Master Limited Partnerships	187,519	—	187,519
Corporate Bonds	—	8,136,022	8,136,022
Non-Agency Asset-Backed Securities	—	1,148,631	1,148,631
Loan Agreements	—	514,336	514,336
U.S. Treasury Obligations	—	875,722	875,722

LVIP Goldman Sachs Income Builder Fund–10

LVIP Goldman Sachs Income Builder Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:

Assets:
Option Purchased	$—	$1,700	$1,700
Money Market Fund	1,501,215	—	1,501,215

Total Investments	$8,361,228	$10,777,656	$19,138,884

Derivatives:

Assets:
Futures Contracts	$257	$—	$257

Liabilities:
Futures Contracts	$(15,928)	$—	$(15,928)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at March 31, 2018, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Goldman Sachs Income Builder Fund–11

LVIP Government Money Market Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS–34.52%
Federal Farm Credit Banks
0.75% 4/18/18	8,500,000	$8,498,175
•1.901% (LIBOR01M + 0.19%) 8/8/18	1,000,000	1,001,142
≠Federal Farm Credit Discount Notes 1.89% 8/10/18	550,000	546,958
Federal Home Loan Bank Discount Notes
≠1.68% 4/3/18	8,885,000	8,884,329
≠1.68% 4/6/18	5,090,000	5,089,003
≠1.68% 4/20/18	20,655,000	20,637,569
≠1.73% 5/1/18	2,010,000	2,007,538
≠1.73% 5/2/18	1,800,000	1,798,039
≠1.73% 5/7/18	1,400,000	1,397,858
≠1.73% 5/9/18	1,205,000	1,202,801
≠1.73% 5/30/18	7,000,000	6,980,853
≠1.75% 6/6/18	3,000,000	2,991,921
≠1.75% 6/13/18	2,905,000	2,894,927
≠1.89% 8/10/18	14,000,000	13,911,917
≠1.89% 8/29/18	1,440,000	1,428,480
Federal Home Loan Banks
•1.45% (LIBOR03M minus 0.350%) 5/9/18	3,500,000	3,500,000
•1.551% (LIBOR01M minus 0.135%) 6/5/18	4,500,000	4,500,000
•1.61% (LIBOR01M minus 0.140%) 4/13/18	14,350,000	14,350,000
•1.656% (LIBOR01M minus 0.130%) 11/16/18	11,000,000	11,000,000
•1.663% (LIBOR01M minus 0.145%) 4/17/18	6,205,000	6,205,000
•1.666% (LIBOR01M minus 0.143%) 5/18/18	2,000,000	2,000,000
•1.67% (LIBOR01M minus 0.070%) 2/11/19	1,550,000	1,550,474
•1.678% (LIBOR01M minus 0.040%) 7/9/18	7,000,000	7,000,000
•1.715% (LIBOR01M minus 0.160%) 7/27/18	5,575,000	5,575,000
•1.725% (LIBOR01M minus 0.150%) 7/27/18	4,690,000	4,690,000
•1.747% (LIBOR01M minus 0.130%) 1/28/19	3,210,000	3,210,000
•1.771% (LIBOR01M minus 0.070%) 12/19/18	12,000,000	12,000,000
•1.772% (LIBOR01M minus 0.115%) 10/3/18	10,500,000	10,500,000
•1.782% (LIBOR01M minus 0.090%) 1/25/19	3,290,000	3,290,000
•1.787% (LIBOR01M minus 0.100%) 11/1/18	9,000,000	9,000,000

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•1.787% (LIBOR01M minus 0.100%) 11/2/18	12,000,000	$12,000,000
•1.795% (LIBOR01M minus 0.080%) 8/27/19	5,380,000	5,380,000
•1.911% (LIBOR03M minus 0.160%) 6/12/19	2,165,000	2,164,325
•2.038% (LIBOR03M minus 0.140%) 12/19/19	2,730,000	2,730,000
•2.042% (LIBOR03M minus 0.160%) 6/20/19	10,145,000	10,145,000
Federal Home Loan Mortgage
0.875% 10/12/18	4,330,000	4,312,889
1.33% 6/27/18	2,000,000	1,999,977
•1.611% (LIBOR01M minus 0.100%) 8/8/19	6,565,000	6,560,601
Federal National Mortgage Association
0.875% 5/21/18	9,930,000	9,923,304
1.00% 4/30/18	7,500,000	7,496,499

Total Agency Obligations (Cost $240,354,579)		240,354,579

U.S. TREASURY OBLIGATIONS–37.28%
U.S. Treasury Bills
≠1.65% 4/5/18	35,000,000	34,995,100
≠1.66% 4/19/18	5,000,000	4,995,700
≠1.67% 5/17/18	30,170,000	30,109,476
≠1.69% 6/7/18	17,725,000	17,677,213
≠1.69% 6/14/18	1,520,000	1,515,454
≠1.70% 5/31/18	7,805,000	7,786,333
≠1.71% 6/28/18	19,540,000	19,466,920
≠1.72% 6/21/18	490,000	488,363
≠1.78% 7/19/18	7,970,000	7,931,390
≠1.83% 8/2/18	12,520,000	12,450,488
≠1.87% 8/9/18	1,485,000	1,476,152
≠1.88% 8/16/18	11,000,000	10,925,278
≠1.90% 8/23/18	7,885,000	7,827,597
≠1.90% 9/13/18	12,000,000	11,897,975
≠1.92% 9/20/18	20,000,000	19,813,667
≠1.92% 9/27/18	25,000,000	24,764,441
•U.S. Treasury Floating Rate Note 1.938% (USBMMY3M + 0.19%) 4/30/18	20,000,000	19,999,912
U.S. Treasury Notes
1.375% 7/31/18	9,500,000	9,489,424
2.375% 6/30/18	8,000,000	8,017,400
≠WI U.S. Treasury Bill 1.65% 5/3/18	8,000,000	7,991,040

Total U.S. Treasury Obligations (Cost $259,619,323)		259,619,323

LVIP Government Money Market Fund–1

LVIP Government Money Market Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS–30.59%
Bank of Montreal
1.77%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $20,003,933 (collateralized by U.S. government obligations 0.00%-2.875% 3/31/18-5/15/43; market value $20,400,083)	20,000,000	$20,000,000
1.80%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $25,005,000 (collateralized by U.S. government agency obligations 2.50%-4.50% 9/1/25-6/20/46; market value $25,560,205)	25,000,000	25,000,000
Bank of Nova Scotia
1.77%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $30,005,900 (collateralized by U.S. government obligations 0.125%-2.125% 3/31/19-7/15/22; market value $30,601,602)	30,000,000	30,000,000
Citigroup Global Markets
1.80%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $20,004,000 (collateralized by U.S. government obligations 3.00% 5/15/45; market value $20,400,037)	20,000,000	20,000,000
Goldman Sachs & Co.
1.80%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $30,006,000 (collateralized by U.S. government agency obligations 3.11%-5.00% 4/20/32-9/15/57; market value $30,600,000)	30,000,000	30,000,000
Mizuho Securities USA
1.81%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $24,004,827 (collateralized by U.S. government obligations 2.00%-3.00% 9/30/20-2/15/48; market value $24,480,036)	24,000,000	24,000,000

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
Natixis
1.80%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $26,005,200 (collateralized by U.S. government obligations 1.50% 8/31/18; market value $26,520,002)	26,000,000	$26,000,000
1.81%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $8,001,609 (collateralized by U.S. government agency obligations 2.98% 12/01/27; market value $8,240,001)	8,000,000	8,000,000
RBC Capital Markets
1.81%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $15,003,017 (collateralized by U.S. government agency obligations 2.50%-6.50% 2/1/33-3/1/48; market value $15,723,947)	15,000,000	15,000,000
TD Securities USA
1.81%, dated 3/29/18, to be repurchased on 4/2/18, repurchase price $15,003,017 (collateralized by U.S. government agency obligations 4.00% 10/1/45-3/1/47; market value $15,450,000)	15,000,000	15,000,000

Total Repurchase Agreements (Cost $213,000,000)		213,000,000

	Number of Shares

MONEY MARKET FUND–0.06%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.54%)	394,262	394,262

Total Money Market Fund (Cost $394,262)		394,262

LVIP Government Money Market Fund–2

LVIP Government Money Market Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–102.45% (Cost $713,368,164)Δ	$713,368,164
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.45%)	(17,083,966)

NET ASSETS APPLICABLE TO 69,628,334 SHARES OUTSTANDING–100.00%	$696,284,198

Δ	Also the cost for federal income tax purposes.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

Summary of Abbreviations:

ICE–Intercontinental Exchange

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield

USD–United States Dollar

WI–When Issued

See accompanying notes.

LVIP Government Money Market Fund–3

LVIP Government Money Market Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Government Money Market Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Agency Obligations	$—	$240,354,579	$240,354,579
U.S. Treasury Obligations	—	259,619,323	259,619,323
Repurchase Agreements	—	213,000,000	213,000,000
Money Market Fund	394,262	—	394,262

Total Investments	$394,262	$712,973,902	$713,368,164

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Government Money Market Fund–4

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.98%
INVESTMENT COMPANIES–94.98%
Equity Funds–94.98%
*Invesco V.I. Core Equity Fund	2,597,193	$ 94,148,247
*Invesco V.I. Diversified Dividend Fund	3,643,766	95,430,224
*Invesco V.I. Equity and Income Fund	6,736,165	125,562,114

Total Affiliated Investments (Cost $298,496,426)		315,140,585

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.75%
INVESTMENT COMPANY–4.75%
Money Market Fund–4.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	15,752,612	$ 15,752,612

Total Unaffiliated Investment (Cost $15,752,612)		15,752,612

TOTAL VALUE OF SECURITIES–99.73% (Cost $314,249,038)	330,893,197
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	904,319

NET ASSETS APPLICABLE TO 30,106,535 SHARES OUTSTANDING–100.00%	$331,797,516

*	Series I Shares.

«	Includes $610,608 cash collateral held at broker for futures contracts and $167,911 variation margin due from broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
6	British Pound	$527,175	$525,804	6/19/18	$1,371	$—
5	Euro	772,406	778,609	6/19/18	—	(6,203)
5	Japanese Yen	590,219	592,178	6/19/18	—	(1,959)

					1,371	(8,162)

Equity Contracts:
2	E-mini Russell 2000 Index	153,120	157,756	6/18/18	—	(4,636)
71	E-mini S&P 500 Index	9,382,650	9,742,604	6/18/18	—	(359,954)
9	E-mini S&P MidCap 400 Index	1,694,790	1,759,475	6/15/18	—	(64,685)
17	Euro STOXX 50 Index	686,308	699,206	6/18/18	—	(12,898)
5	FTSE 100 Index	490,594	500,616	6/18/18	—	(10,022)
3	Nikkei 225 Index (OSE)	597,998	588,147	6/8/18	9,851	—

					9,851	(452,195)

Total Futures Contracts					$11,222	$(460,357)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–1

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Diversified Equity-Income Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Invesco Funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$315,140,585
Unaffiliated Investment Company	15,752,612

Total Investments	$330,893,197

Derivatives:
Assets:
Futures Contracts	$11,222

Liabilities:
Futures Contracts	$(460,357)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–2

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuer’s outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.98%*
Equity Funds–94.98%*
Invesco V.I. Core Equity Fund	$97,967,725	$1,447,300	$4,108,484	$(449,199)	$(709,095)	$94,148,247	2,597,193	$—	$—
Invesco V.I. Diversified Dividend Fund	96,562,223	4,431,284	2,037,487	(14,367)	(3,511,429)	95,430,224	3,643,766	—	—
Invesco V.I. Equity and Income Fund	129,626,960	1,929,736	3,333,067	3,035	(2,664,550)	125,562,114	6,736,165	—	—

Total	$324,156,908	$7,808,320	$9,479,038	$(460,531)	$(6,885,074)	$315,140,585	12,977,124	$—	$—

*As a percentage of Net Assets.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–3

LVIP Invesco Select Equity Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–66.42%
INVESTMENT COMPANY–66.42%
Equity Fund–66.42%
*Invesco V.I. Equally-Weighted S&P 500 Fund	4,797,399	$ 94,316,865

Total Affiliated Investment (Cost $78,835,602)		94,316,865

UNAFFILIATED INVESTMENTS–32.91%
INVESTMENT COMPANIES–32.91%
Equity Fund–28.51%
*Invesco V.I. Comstock Fund	2,013,275	40,486,956

		40,486,956

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	6,243,505	$ 6,243,505

		6,243,505

Total Unaffiliated Investments (Cost $40,507,178)		46,730,461

TOTAL VALUE OF SECURITIES–99.33% (Cost $119,342,780)	141,047,326
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.67%	955,809

NET ASSETS APPLICABLE TO 12,795,705 SHARES OUTSTANDING–100.00%	$142,003,135

*	Series I Shares.

«	Includes $1,356,617 cash collateral held at broker and $424,787 variation margin due to broker for futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(2)	British Pound	$(175,725)	$(177,839)	6/19/18	$2,114	$—
(2)	Euro	(308,962)	(312,245)	6/19/18	3,283	—
(2)	Japanese Yen	(236,087)	(238,320)	6/19/18	2,233	—

					7,630	—

Equity Contracts:
(163)	E-mini S&P 500 Index	(21,540,450)	(21,608,698)	6/18/18	68,248	—
(48)	E-mini S&P MidCap 400 Index	(9,038,880)	(8,977,410)	6/15/18	—	(61,470)
(8)	Euro STOXX 50 Index	(322,969)	(317,025)	6/18/18	—	(5,944)
(2)	FTSE 100 Index	(196,238)	(192,994)	6/18/18	—	(3,244)
(1)	Nikkei 225 Index (OSE)	(199,333)	(194,722)	6/8/18	—	(4,611)

					68,248	(75,269)

Total Futures Contracts					$75,878	$(75,269)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Invesco Select Equity Managed Volatility Fund–1

LVIP Invesco Select Equity Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Invesco V.I. Comstock Fund and the Invesco V.I. Equally-Weighted S&P 500 Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Company	$94,316,865
Unaffiliated Investment Companies	46,730,461

Total Investments	$141,047,326

Derivatives:
Assets:
Futures Contracts	$75,878

Liabilities:
Futures Contracts	$(75,269)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Invesco Select Equity Managed Volatility Fund–2

LVIP Invesco Select Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–66.42%*
Equity Fund–66.42%*
Invesco V.I. Equally-Weighted S&P 500 Fund	$98,355,843	$981,015	$4,032,346	$270,625	$(1,258,272)	$94,316,865	4,797,399	$—	$—

*As a percentage of Net Assets.

LVIP Invesco Select Equity Managed Volatility Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS–0.03%
Liberty Interactive 3.75% exercise price $945.48, maturity date 2/15/30	138,000	$95,220
Liberty Interactive 4.00% exercise price $926.07, maturity date 11/15/29	192,000	136,320

Total Convertible Bonds (Cost $213,348)		231,540

CORPORATE BONDS–90.61%
Advertising–0.25%
Lamar Media
5.00% 5/1/23	66,000	66,888
5.375% 1/15/24	50,000	51,750
5.75% 2/1/26	280,000	291,200
Outfront Media Capital
5.25% 2/15/22	336,000	343,140
5.625% 2/15/24	500,000	503,175
5.875% 3/15/25	500,000	508,750

		1,764,903

Aerospace & Defense–0.89%
Arconic
5.125% 10/1/24	1,025,000	1,046,141
5.87% 2/23/22	1,276,000	1,346,180
TransDigm
6.00% 7/15/22	1,956,000	2,000,010
6.375% 6/15/26	632,000	638,320
6.50% 7/15/24	175,000	179,813
6.50% 5/15/25	1,082,000	1,095,525

		6,305,989

Airlines–0.18%
United Continental Holdings 5.00% 2/1/24	1,296,000	1,287,900

		1,287,900

Apparel–0.00%
Levi Strauss & Co. 5.00% 5/1/25	25,000	25,281

		25,281

Auto Manufacturers–0.79%
Fiat Chrysler Automobiles 5.25% 4/15/23	1,153,000	1,184,707
Jaguar Land Rover Automotive 4.50% 10/1/27	998,000	944,357
JB Poindexter 9.00% 4/1/22	489,000	504,526
=‡Motors Liquidation 8.80% 3/1/21	425,000	0
Navistar International 6.625% 11/1/25	1,121,000	1,123,803
Tesla 5.30% 8/15/25	1,639,000	1,436,174
Wabash National 5.50% 10/1/25	390,000	381,225

		5,574,792

Auto Parts & Equipment–1.50%
Allison Transmission 4.75% 10/1/27	1,557,000	1,471,365

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
American Axle & Manufacturing
6.25% 4/1/25	2,190,000	$2,192,737
6.25% 3/15/26	560,000	557,032
6.50% 4/1/27	2,199,000	2,207,246
6.625% 10/15/22	76,000	78,755
Goodyear Tire & Rubber
4.875% 3/15/27	2,331,000	2,248,180
5.00% 5/31/26	1,060,000	1,034,825
5.125% 11/15/23	885,000	892,744

		10,682,884

Banks–1.70%
µBarclays 8.25% 12/29/49	620,000	641,334
Barclays Bank 7.625% 11/21/22	500,000	549,613
CIT Group 5.00% 8/15/22	750,000	769,687
µCitigroup 5.95% 7/29/49	900,000	927,585
µCredit Agricole 8.125% 12/29/49	894,000	1,020,844
Royal Bank of Scotland Group
5.125% 5/28/24	1,250,000	1,273,221
6.10% 6/10/23	2,274,000	2,416,834
6.125% 12/15/22	2,370,000	2,513,134
µ7.50% 12/29/49	398,000	414,915
µ8.625% 12/29/49	335,000	364,731
µSociete Generale 7.375% 12/29/49	1,095,000	1,167,544

		12,059,442

Beverages–0.11%
Cott Holdings 5.50% 4/1/25	774,000	766,260

		766,260

Biotechnology–0.19%
Concordia International
‡7.00% 4/15/23	1,966,000	137,620
9.00% 4/1/22	1,337,000	1,216,670

		1,354,290

Building Materials–2.37%
Airxcel 8.50% 2/15/22	490,000	532,263
American Woodmark 4.875% 3/15/26	720,000	704,700
Cemex
5.70% 1/11/25	1,635,000	1,680,780
6.125% 5/5/25	2,536,000	2,644,287
7.75% 4/16/26	3,610,000	3,986,162
Hardwoods Acquisition 7.50% 8/1/21	1,259,000	1,151,985
NWH Escrow 7.50% 8/1/21	310,000	283,650
Standard Industries
4.75% 1/15/28	945,000	893,923
5.00% 2/15/27	340,000	330,885
6.00% 10/15/25	1,150,000	1,184,500
Summit Materials
5.125% 6/1/25	390,000	379,275
6.125% 7/15/23	2,055,000	2,106,375

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Materials (continued)
US Concrete 6.375% 6/1/24	910,000	$948,675

		16,827,460

Chemicals–2.39%
Blue Cube Spinco 9.75% 10/15/23	392,000	451,408
CF Industries
4.50% 12/1/26	314,000	319,192
5.15% 3/15/34	1,531,000	1,464,019
Chemours
5.375% 5/15/27	215,000	216,075
7.00% 5/15/25	740,000	802,900
Cornerstone Chemical 6.75% 8/15/24	437,000	435,230
CVR Partners 9.25% 6/15/23	3,936,000	4,205,419
GCP Applied Technologies 9.50% 2/1/23	294,000	324,767
Hexion 6.625% 4/15/20	2,198,000	2,060,625
Ingevity 4.50% 2/1/26	569,000	549,085
=‡Momentive Performance Materials 8.875% 10/15/20	600,000	0
NOVA Chemicals
4.875% 6/1/24	660,000	634,425
5.00% 5/1/25	518,000	498,420
5.25% 8/1/23	880,000	888,800
PQ 5.75% 12/15/25	235,000	233,237
Trinseo Materials Operating SCA 5.375% 9/1/25	494,000	486,590
Tronox 6.50% 4/15/26	669,000	670,673
Tronox Finance 5.75% 10/1/25	433,000	422,175
Valvoline 4.375% 8/15/25	1,530,000	1,487,925
Versum Materials 5.50% 9/30/24	820,000	848,700

		16,999,665

Coal–0.07%
Peabody Energy 6.00% 3/31/22	449,000	459,664

		459,664

Commercial Services–4.66%
ACE Cash Express 12.00% 12/15/22	1,003,000	1,120,853
ADT 4.125% 6/15/23	2,830,000	2,667,275
Ahern Rentals 7.375% 5/15/23	1,440,000	1,404,000
AMN Healthcare 5.125% 10/1/24	763,000	763,000
Ashtead Capital 5.625% 10/1/24	1,195,000	1,248,775
Avis Budget Car Rental
5.25% 3/15/25	550,000	525,937
5.50% 4/1/23	225,000	225,281
Booz Allen Hamilton 5.125% 5/1/25	786,000	768,315
Brink’s 4.625% 10/15/27	598,000	556,140
FTI Consulting 6.00% 11/15/22	350,000	360,500
Garda World Security 8.75% 5/15/25	4,935,000	5,181,750
Hertz
5.50% 10/15/24	440,000	374,000
7.375% 1/15/21	400,000	398,500
Jaguar Holding II 6.375% 8/1/23	750,000	760,313
Nielsen Co. Luxembourg 5.00% 2/1/25	825,000	815,719

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services (continued)
Nielsen Finance 5.00% 4/15/22	1,020,000	$1,021,754
Prime Security Services Borrower 9.25% 5/15/23	3,475,000	3,774,475
Quad/Graphics 7.00% 5/1/22	490,000	509,600
Service Corp International
5.375% 5/15/24	700,000	729,960
8.00% 11/15/21	370,000	419,487
Sotheby’s 4.875% 12/15/25	1,095,000	1,045,615
Team Health Holdings 6.375% 2/1/25	1,912,000	1,649,291
United Rentals North America
4.625% 10/15/25	720,000	702,000
4.875% 1/15/28	3,120,000	3,018,600
5.50% 5/15/27	495,000	499,950
5.75% 11/15/24	2,220,000	2,319,456
5.875% 9/15/26	273,000	284,944

		33,145,490

Computers–1.40%
Dell International
3.48% 6/1/19	10,000	10,048
5.875% 6/15/21	565,000	581,950
7.125% 6/15/24	2,225,000	2,381,271
Diebold Nixdorf 8.50% 4/15/24	1,950,000	2,059,687
EMC 2.65% 6/1/20	848,000	818,108
Exela Intermediate 10.00% 7/15/23	1,899,000	1,929,859
Harland Clarke Holdings
6.875% 3/1/20	350,000	355,250
8.375% 8/15/22	324,000	330,480
Western Digital 4.75% 2/15/26	1,512,000	1,511,509

		9,978,162

Construction & Engineering–0.92%
AECOM
5.125% 3/15/27	1,639,000	1,582,782
5.875% 10/15/24	1,159,000	1,218,399
MasTec 4.875% 3/15/23	1,511,000	1,503,445
Tutor Perini 6.875% 5/1/25	2,184,000	2,254,980

		6,559,606

Containers & Packaging–1.85%
Ardagh Packaging Finance 7.25% 5/15/24	825,000	880,687
Ball
4.875% 3/15/26	280,000	281,428
5.00% 3/15/22	135,000	140,231
5.25% 7/1/25	1,066,000	1,101,977
Berry Global
4.50% 2/15/26	587,000	556,916
5.125% 7/15/23	1,085,000	1,101,308
6.00% 10/15/22	500,000	518,125
BWAY Holding 5.50% 4/15/24	1,180,000	1,190,325
Crown Americas 4.25% 9/30/26	490,000	454,475

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Crown Americas (continued) 4.75% 2/1/26	610,000	$591,700
Flex Acquisition 6.875% 1/15/25	266,000	263,839
Ol European Group 4.00% 3/15/23	450,000	429,750
Owens-Brockway Glass Container
5.00% 1/15/22	685,000	694,213
5.375% 1/15/25	199,000	200,493
5.875% 8/15/23	105,000	108,872
6.375% 8/15/25	460,000	486,450
Reynolds Group Issuer
5.125% 7/15/23	850,000	859,307
5.75% 10/15/20	1,342,214	1,360,670
6.875% 2/15/21	150,744	153,005
Sealed Air
4.875% 12/1/22	360,000	364,950
5.125% 12/1/24	660,000	674,784
5.25% 4/1/23	200,000	206,500
5.50% 9/15/25	500,000	518,750

		13,138,755

Cosmetics & Personal Care–0.04%
Revlon Consumer Products 6.25% 8/1/24	493,000	306,276

		306,276

Distribution & Wholesale–0.50%
Global Partners
6.25% 7/15/22	697,000	697,000
7.00% 6/15/23	635,000	642,937
H&E Equipment Services 5.625% 9/1/25	735,000	743,269
HD Supply 5.75% 4/15/24	665,000	702,207
Univar USA 6.75% 7/15/23	758,000	785,477

		3,570,890

Diversified Financial Services–2.98%
Aircastle 5.00% 4/1/23	1,012,000	1,046,155
Alliance Data Systems
5.375% 8/1/22	1,458,000	1,465,290
5.875% 11/1/21	800,000	818,000
Ally Financial
4.625% 5/19/22	894,000	909,645
4.625% 3/30/25	750,000	743,437
5.125% 9/30/24	780,000	798,525
5.75% 11/20/25	1,485,000	1,535,564
8.00% 11/1/31	1,170,000	1,433,250
CNG Holdings 9.375% 5/15/20	1,998,000	1,978,020
Ladder Capital Finance Holdings
5.25% 3/15/22	485,000	486,213
5.25% 10/1/25	548,000	520,600
LPL Holdings 5.75% 9/15/25	1,088,000	1,076,794
Nationstar Mortgage
6.50% 7/1/21	527,000	536,223

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nationstar Mortgage (continued)
6.50% 6/1/22	173,000	$177,433
7.875% 10/1/20	565,000	577,713
Quicken Loans
5.25% 1/15/28	1,433,000	1,343,437
5.75% 5/1/25	1,455,000	1,458,637
Springleaf Finance
5.625% 3/15/23	2,260,000	2,223,275
6.125% 5/15/22	740,000	755,984
6.875% 3/15/25	355,000	357,219
7.75% 10/1/21	475,000	515,969
Travelport Corporate Finance 6.00% 3/15/26	427,000	429,669

		21,187,052

Electric–2.34%
Calpine
5.25% 6/1/26	1,210,000	1,172,187
5.50% 2/1/24	675,000	616,781
5.75% 1/15/25	520,000	477,100
5.875% 1/15/24	900,000	911,070
Dynegy
5.875% 6/1/23	2,646,000	2,725,909
7.375% 11/1/22	500,000	528,125
7.625% 11/1/24	285,000	308,869
8.00% 1/15/25	630,000	688,275
8.125% 1/30/26	578,000	640,135
GenOn Energy
‡9.50% 10/15/18	960,000	782,400
‡9.875% 10/15/20	2,953,000	2,391,930
NextEra Energy Operating Partners
4.25% 9/15/24	233,000	226,593
4.50% 9/15/27	493,000	466,501
NRG Energy
5.75% 1/15/28	596,000	584,080
6.625% 1/15/27	1,467,000	1,507,343
NRG Yield Operating 5.00% 9/15/26	535,000	528,313
Talen Energy Supply
6.50% 6/1/25	1,087,000	771,770
9.50% 7/15/22	1,000,000	975,000
TerraForm Power Operating 6.125% 3/1/26	311,000	314,110
‡Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	31,150

		16,647,641

Electrical Components & Equipment–0.12%
WESCO Distribution 5.375% 6/15/24	870,000	877,613

		877,613

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronics–0.09%
Itron 5.00% 1/15/26	644,000	$636,143

		636,143

Energy Alternate Sources–0.30%
TerraForm Power Operating
4.25% 1/31/23	843,000	812,441
5.00% 1/31/28	941,000	896,303
f6.625% 6/15/25	365,000	393,744

		2,102,488

Entertainment–2.49%
AMC Entertainment Holdings
5.75% 6/15/25	639,000	631,811
5.875% 2/15/22	281,000	285,566
5.875% 11/15/26	540,000	531,900
6.125% 5/15/27	444,000	439,604
Boyne USA 7.25% 5/1/25	835,000	861,094
CCM Merger 6.00% 3/15/22	272,000	275,400
Cedar Fair 5.375% 6/1/24	265,000	269,969
Cinemark USA 4.875% 6/1/23	846,000	839,486
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50% 2/15/23	1,003,000	1,033,090
Eldorado Resorts
6.00% 4/1/25	2,100,000	2,142,000
7.00% 8/1/23	225,000	238,894
EMI Music Publishing Group North America Holdings 7.625% 6/15/24	725,000	786,625
Gateway Casinos & Entertainment 8.25% 3/1/24	875,000	932,422
GLP Capital 5.375% 4/15/26	755,000	768,213
International Game Technology 6.50% 2/15/25	1,040,000	1,119,300
Live Nation Entertainment
4.875% 11/1/24	575,000	562,063
5.625% 3/15/26	225,000	228,375
Scientific Games International
5.00% 10/15/25	1,310,000	1,277,250
10.00% 12/1/22	1,575,000	1,701,984
Six Flags Entertainment 4.875% 7/31/24	866,000	845,433
WMG Acquisition
4.875% 11/1/24	185,000	184,537
5.00% 8/1/23	255,000	256,275
5.50% 4/15/26	631,000	635,733
5.625% 4/15/22	815,000	836,394

		17,683,418

Environmental Control–0.07%
Covanta Holding
5.875% 3/1/24	350,000	343,875
5.875% 7/1/25	156,000	151,710

		495,585

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)

Food–3.28%
Albertsons/Safeway/New Albertsons
5.75% 3/15/25	715,000	$613,327
6.625% 6/15/24	5,068,000	4,567,535
B&G Foods 5.25% 4/1/25	759,000	708,944
Dole Food 7.25% 6/15/25	1,122,000	1,155,660
JBS USA Finance
5.75% 6/15/25	1,443,000	1,352,813
5.875% 7/15/24	2,448,000	2,396,714
6.75% 2/15/28	1,513,000	1,454,371
7.25% 6/1/21	910,000	921,375
Pilgrim’s Pride
5.75% 3/15/25	1,089,000	1,060,261
5.875% 9/30/27	971,000	917,401
Post Holdings
5.00% 8/15/26	799,000	761,047
5.50% 3/1/25	717,000	708,037
5.75% 3/1/27	801,000	798,997
SUPERVALU
6.75% 6/1/21	2,114,000	2,092,860
7.75% 11/15/22	3,930,000	3,802,275

		23,311,617

Food Service–0.11%
Aramark Services 5.00% 2/1/28	814,000	798,737

		798,737

Gas–0.24%
AmeriGas Partners
5.50% 5/20/25	630,000	611,100
5.625% 5/20/24	406,000	405,493
5.75% 5/20/27	520,000	499,850
5.875% 8/20/26	220,000	216,150

		1,732,593

Health Care Products–0.36%
Hologic 4.375% 10/15/25	802,000	775,935
Mallinckrodt International Finance
3.50% 4/15/18	72,000	71,971
4.75% 4/15/23	136,000	104,720
5.50% 4/15/25	640,000	500,000
5.625% 10/15/23	311,000	250,355
Sotera Health Holdings 6.50% 5/15/23	300,000	303,000
Teleflex
4.875% 6/1/26	148,000	147,260
5.25% 6/15/24	405,000	416,137

		2,569,378

Health Care Services–6.11%
Acadia Healthcare
5.125% 7/1/22	410,000	412,050
5.625% 2/15/23	330,000	335,775
6.50% 3/1/24	400,000	418,000

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Services (continued)
Centene
4.75% 5/15/22	486,000	$494,505
4.75% 1/15/25	1,725,000	1,686,187
5.625% 2/15/21	343,000	353,290
6.125% 2/15/24	700,000	730,240
Community Health Systems
5.125% 8/1/21	1,472,000	1,376,320
6.25% 3/31/23	1,393,000	1,290,266
6.875% 2/1/22	1,514,000	883,797
7.125% 7/15/20	1,316,000	1,079,120
DaVita
5.00% 5/1/25	1,125,000	1,090,181
5.125% 7/15/24	1,174,000	1,148,319
5.75% 8/15/22	400,000	410,800
Envision Healthcare
5.125% 7/1/22	1,186,000	1,186,000
5.625% 7/15/22	1,794,000	1,811,043
HCA
4.25% 10/15/19	630,000	636,300
5.00% 3/15/24	506,000	512,325
5.25% 4/15/25	330,000	338,151
5.375% 2/1/25	2,981,000	2,995,905
5.50% 6/15/47	940,000	910,625
5.875% 3/15/22	1,019,000	1,076,319
5.875% 5/1/23	2,055,000	2,132,063
5.875% 2/15/26	2,125,000	2,167,500
7.50% 2/15/22	1,065,000	1,172,831
HCA Healthcare 6.25% 2/15/21	470,000	494,675
MPH Acquisition Holdings 7.125% 6/1/24	2,780,000	2,877,300
~Polaris Intermediate PIK 8.50% 12/1/22	1,134,000	1,159,526
Tenet Healthcare
4.375% 10/1/21	495,000	488,813
4.50% 4/1/21	454,000	452,297
4.625% 7/15/24	1,370,000	1,322,050
4.75% 6/1/20	840,000	850,500
5.125% 5/1/25	2,058,000	1,985,970
6.00% 10/1/20	658,000	682,675
6.75% 2/1/20	115,000	118,881
6.75% 6/15/23	2,686,000	2,638,995
7.00% 8/1/25	515,000	508,563
7.50% 1/1/22	360,000	380,700
8.125% 4/1/22	1,554,000	1,625,873
WellCare Health Plans 5.25% 4/1/25	1,000,000	1,006,250
West Street Merger Sub 6.375% 9/1/25	200,000	191,500

		43,432,480

Home Builders–1.17%
Lennar
4.50% 4/30/24	630,000	618,975
4.75% 11/15/22	35,000	35,350
4.75% 11/29/27	2,130,000	2,050,125

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Home Builders (continued)
Lennar (continued)
5.25% 6/1/26	411,000	$407,917
5.875% 11/15/24	1,117,000	1,161,680
Mattamy Group
6.50% 10/1/25	1,570,000	1,593,550
6.875% 12/15/23	135,000	139,387
New Home 7.25% 4/1/22	1,000,000	1,042,500
Toll Brothers Finance
4.35% 2/15/28	755,000	709,700
4.875% 11/15/25	260,000	257,400
5.625% 1/15/24	290,000	302,687

		8,319,271

Home Furnishings–0.34%
Tempur Sealy International
5.50% 6/15/26	1,790,000	1,727,350
5.625% 10/15/23	680,000	685,644

		2,412,994

Household Products & Wares–0.44%
Central Garden & Pet 6.125% 11/15/23	310,000	325,113
Kronos Acquisition Holdings 9.00% 8/15/23	633,000	602,933
Spectrum Brands
5.75% 7/15/25	1,604,000	1,644,100
6.125% 12/15/24	525,000	543,375

		3,115,521

Housewares–0.14%
American Greetings 7.875% 2/15/25	536,000	542,700
Scotts Miracle-Gro 5.25% 12/15/26	435,000	432,281

		974,981

Insurance–0.51%
CNO Financial Group 5.25% 5/30/25	1,049,000	1,049,000
Fidelity & Guaranty Life Holdings 6.375% 4/1/21	527,000	534,246
Liberty Mutual Group 7.80% 3/15/37	837,000	1,037,880
Radian Group
4.50% 10/1/24	64,000	62,720
7.00% 3/15/21	485,000	526,225
USIS Merger Sub 6.875% 5/1/25	410,000	411,025

		3,621,096

Internet–0.73%
Match Group 6.375% 6/1/24	355,000	378,963
Netflix
4.375% 11/15/26	425,000	403,750
4.875% 4/15/28	805,000	775,094
Symantec 5.00% 4/15/25	1,247,000	1,260,779
Zayo Group 5.75% 1/15/27	1,210,000	1,185,800

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet (continued)
Zayo Group (continued)
6.00% 4/1/23	801,000	$827,033
6.375% 5/15/25	345,000	358,369

		5,189,788

Iron & Steel–1.27%
AK Steel
7.00% 3/15/27	541,000	531,533
7.50% 7/15/23	515,000	545,900
ArcelorMittal
6.125% 6/1/25	1,180,000	1,289,150
6.50% 2/25/22	781,000	849,337
7.00% 3/1/41	191,000	222,993
7.25% 10/15/39	1,283,000	1,523,563
Commercial Metals
4.875% 5/15/23	477,000	476,919
5.375% 7/15/27	380,000	375,250
Steel Dynamics
4.125% 9/15/25	785,000	751,637
5.00% 12/15/26	610,000	611,525
5.125% 10/1/21	85,000	86,589
5.25% 4/15/23	135,000	137,194
5.50% 10/1/24	300,000	310,110
United States Steel
6.25% 3/15/26	1,096,000	1,096,000
6.875% 8/15/25	189,000	195,143

		9,002,843

Leisure Time–0.11%
VOC Escrow 5.00% 2/15/28	826,000	788,830

		788,830

Lodging–1.38%
Boyd Gaming
6.375% 4/1/26	1,295,000	1,353,417
6.875% 5/15/23	496,000	525,140
Hilton Domestic Operating 4.25% 9/1/24	630,000	612,675
Hilton Grand Vacations Borrower 6.125% 12/1/24	282,000	300,683
Hilton Worldwide Finance
4.625% 4/1/25	562,000	562,703
4.875% 4/1/27	229,000	226,996
Jack Ohio Finance 6.75% 11/15/21	1,105,000	1,143,675
MGM Resorts International 6.00% 3/15/23	978,000	1,029,345
Seminole Hard Rock Entertainment 5.875% 5/15/21	1,955,000	1,964,775
Station Casinos 5.00% 10/1/25	1,147,000	1,092,517
Wyndham Hotels & Resorts 5.375% 4/15/26	622,000	622,000
Wyndham Worldwide 4.15% 4/1/24	104,000	103,867

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Lodging (continued)
Wyndham Worldwide (continued)
4.50% 4/1/27	168,000	$167,181
5.10% 10/1/25	78,000	80,778

		9,785,752

Machinery Construction & Mining–0.74%
Terex 5.625% 2/1/25	1,090,000	1,092,725
Vertiv Group 9.25% 10/15/24	3,996,000	4,195,800

		5,288,525

Machinery Diversified–0.22%
ATS Automation Tooling Systems 6.50% 6/15/23	792,000	829,620
RBS Global 4.875% 12/15/25	336,000	326,760
Tennant 5.625% 5/1/25	377,000	386,425

		1,542,805

Manufacturing–1.20%
Bombardier
6.00% 10/15/22	1,232,000	1,227,380
6.125% 1/15/23	1,956,000	1,960,870
7.50% 12/1/24	693,000	718,987
7.50% 3/15/25	1,643,000	1,694,344
7.75% 3/15/20	112,000	119,840
8.75% 12/1/21	840,000	925,050
FXI Holdings 7.875% 11/1/24	625,000	613,672
Gates Global 6.00% 7/15/22	747,000	759,213
Koppers 6.00% 2/15/25	465,000	476,253

		8,495,609

Media–9.45%
Altice Financing
6.625% 2/15/23	686,000	680,855
7.50% 5/15/26	1,225,000	1,203,563
Altice France
6.00% 5/15/22	3,325,000	3,254,277
6.25% 5/15/24	606,000	573,427
7.375% 5/1/26	1,865,000	1,783,406
Altice Luxembourg
7.625% 2/15/25	1,275,000	1,094,906
7.75% 5/15/22	1,329,000	1,239,279
Altice US Finance I
5.375% 7/15/23	1,880,000	1,909,140
5.50% 5/15/26	1,484,000	1,454,172
AMC Networks
4.75% 12/15/22	15,000	15,150
4.75% 8/1/25	578,000	558,423
5.00% 4/1/24	1,485,000	1,471,145
Cablevision Systems 8.00% 4/15/20	1,838,000	1,942,536
CCO Holdings
5.00% 2/1/28	1,089,000	1,026,383
5.125% 5/1/27	1,284,000	1,222,240
5.375% 5/1/25	825,000	814,687

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CCO Holdings (continued)
5.50% 5/1/26	1,140,000	$1,118,625
5.75% 2/15/26	2,869,000	2,861,856
5.875% 4/1/24	4,821,000	4,917,420
Cequel Communications Holdings I 7.50% 4/1/28	1,095,000	1,125,113
Clear Channel Worldwide Holdings
6.50% 11/15/22	1,632,000	1,673,942
6.50% 11/15/22	1,593,000	1,624,860
7.625% 3/15/20	2,190,000	2,195,475
7.625% 3/15/20	45,000	44,887
CSC Holdings
5.25% 6/1/24	1,120,000	1,068,200
5.50% 4/15/27	1,168,000	1,121,280
6.75% 11/15/21	433,000	451,944
8.625% 2/15/19	493,000	515,515
DISH DBS
5.00% 3/15/23	1,573,000	1,419,633
5.875% 7/15/22	500,000	480,000
5.875% 11/15/24	468,000	418,860
6.75% 6/1/21	3,652,000	3,683,955
7.75% 7/1/26	742,000	698,593
EW Scripps 5.125% 5/15/25	310,000	289,075
Gray Television
5.125% 10/15/24	875,000	848,750
5.875% 7/15/26	555,000	541,125
‡iHeartCommunications 9.00% 12/15/19	1,384,000	1,105,470
Liberty Interactive 8.25% 2/1/30	380,000	410,637
Mediacom Broadband 6.375% 4/1/23	978,000	1,009,179
Nexstar Broadcasting
5.625% 8/1/24	385,000	378,147
6.125% 2/15/22	155,000	159,991
Sinclair Television Group
5.625% 8/1/24	428,000	425,860
6.125% 10/1/22	915,000	941,306
Sirius XM Radio
4.625% 5/15/23	1,100,000	1,085,205
5.00% 8/1/27	956,000	903,420
5.375% 4/15/25	1,140,000	1,134,300
TEGNA
5.50% 9/15/24	265,000	271,294
6.375% 10/15/23	1,025,000	1,068,511
Unitymedia 6.125% 1/15/25	1,645,000	1,733,419
Univision Communications
5.125% 5/15/23	800,000	764,080
5.125% 2/15/25	789,000	737,715
6.75% 9/15/22	218,000	225,357
UPC Holding 5.50% 1/15/28	390,000	360,750
UPCB Finance IV 5.375% 1/15/25	1,095,000	1,062,150
Viacom
4.375% 3/15/43	386,000	347,155

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Viacom (continued)
µ5.875% 2/28/57	400,000	$400,843
µ6.25% 2/28/57	252,000	256,214
Videotron
5.125% 4/15/27	313,000	307,523
5.375% 6/15/24	1,318,000	1,365,777
Virgin Media Finance 6.375% 4/15/23	1,185,000	1,208,700
Ziggo Bond Finance 5.875% 1/15/25	520,000	494,000
Ziggo Secured Finance 5.50% 1/15/27	1,750,000	1,648,867

		67,148,567

Metal Fabricate & Hardware–0.34%
Novelis
5.875% 9/30/26	1,210,000	1,188,825
6.25% 8/15/24	1,175,000	1,207,313

		2,396,138

Mining–2.00%
Alcoa Nederland Holding 6.75% 9/30/24	797,000	856,775
Aleris International
7.875% 11/1/20	231,000	228,690
9.50% 4/1/21	795,000	829,781
Constellium 6.625% 3/1/25	909,000	922,635
FMG Resources August 2006 Pty
4.75% 5/15/22	552,000	547,170
5.125% 5/15/24	628,000	621,714
Freeport-McMoRan
3.875% 3/15/23	2,165,000	2,097,669
4.00% 11/14/21	1,193,000	1,193,000
4.55% 11/14/24	465,000	459,187
5.40% 11/14/34	150,000	143,293
5.45% 3/15/43	1,155,000	1,068,029
Hecla Mining 6.875% 5/1/21	1,221,000	1,248,473
Hudbay Minerals 7.25% 1/15/23	510,000	531,675
Kaiser Aluminum 5.875% 5/15/24	433,000	449,237
Teck Resources
4.75% 1/15/22	633,000	644,077
5.40% 2/1/43	560,000	536,200
6.00% 8/15/40	625,000	646,875
6.125% 10/1/35	815,000	867,975
8.50% 6/1/24	311,000	346,361

		14,238,816

Office & Business Equipment–0.14%
CDW
5.00% 9/1/23	259,000	263,235
5.50% 12/1/24	685,000	717,743

		980,978

Oil & Gas–7.45%
Aker BP 5.875% 3/31/25	500,000	507,500
Antero Resources 5.125% 12/1/22	1,437,000	1,454,963
Athabasca Oil 9.875% 2/24/22	1,411,000	1,419,819

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Baytex Energy
5.125% 6/1/21	91,000	$85,540
5.625% 6/1/24	190,000	168,150
California Resources 8.00% 12/15/22	467,000	368,346
Callon Petroleum 6.125% 10/1/24	757,000	778,045
Carrizo Oil & Gas 6.25% 4/15/23	2,104,000	2,114,520
Chesapeake Energy
5.75% 3/15/23	105,000	95,156
8.00% 1/15/25	741,000	718,770
8.00% 6/15/27	1,103,000	1,056,123
CITGO Petroleum 6.25% 8/15/22	868,000	864,745
Continental Resources
3.80% 6/1/24	499,000	482,159
4.90% 6/1/44	2,221,000	2,137,713
Delek Logistics Partners 6.75% 5/15/25	1,392,000	1,412,880
Denbury Resources 9.00% 5/15/21	610,000	628,300
Diamond Offshore Drilling 7.875% 8/15/25	580,000	583,625
Diamondback Energy 4.75% 11/1/24	246,000	244,155
Ensco
4.50% 10/1/24	254,000	203,200
5.20% 3/15/25	847,000	686,070
5.75% 10/1/44	63,000	42,997
7.75% 2/1/26	305,000	280,600
EP Energy
8.00% 11/29/24	849,000	857,490
8.00% 2/15/25	437,000	293,883
9.375% 5/1/24	332,000	237,795
Gulfport Energy
6.00% 10/15/24	2,619,000	2,497,871
6.375% 5/15/25	213,000	204,746
6.375% 1/15/26	339,000	322,897
Hilcorp Energy I 5.00% 12/1/24	1,776,000	1,758,240
Jupiter Resources 8.50% 10/1/22	544,000	252,960
MEG Energy
6.375% 1/30/23	914,000	767,760
6.50% 1/15/25	871,000	848,136
7.00% 3/31/24	355,000	294,650
Nabors Industries
5.10% 9/15/23	87,000	82,215
5.50% 1/15/23	773,000	759,557
5.75% 2/1/25	575,000	543,375
Noble Holding International
5.25% 3/15/42	144,000	90,000
6.20% 8/1/40	528,000	351,120
7.75% 1/15/24	241,000	224,733
7.875% 2/1/26	850,000	838,313
Parker Drilling 6.75% 7/15/22	210,000	163,800
Parsley Energy 5.375% 1/15/25	281,000	281,703
PBF Holding
7.00% 11/15/23	402,000	418,080
7.25% 6/15/25	1,250,000	1,301,563

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Precision Drilling
5.25% 11/15/24	141,000	$132,893
6.50% 12/15/21	153,000	154,913
7.125% 1/15/26	462,000	458,535
QEP Resources
5.25% 5/1/23	494,000	477,965
5.375% 10/1/22	823,000	826,086
5.625% 3/1/26	378,000	358,627
6.875% 3/1/21	463,000	493,095
Range Resources
4.875% 5/15/25	549,000	511,943
5.00% 3/15/23	393,000	378,773
Rowan 7.375% 6/15/25	602,000	567,385
Sanchez Energy 7.75% 6/15/21	520,000	481,000
Seven Generations Energy 5.375% 9/30/25	1,566,000	1,499,445
Shelf Drilling Holdings 8.25% 2/15/25	1,542,000	1,551,637
SM Energy 5.00% 1/15/24	1,018,000	949,285
Southwestern Energy 6.70% 1/23/25	1,396,000	1,361,798
Stone Energy 7.50% 5/31/22	89,671	91,689
Sunoco
4.875% 1/15/23	621,000	600,041
5.50% 2/15/26	427,000	413,123
5.875% 3/15/28	194,000	187,937
Transocean
6.80% 3/15/38	860,000	675,100
7.50% 1/15/26	1,143,000	1,128,713
7.50% 4/15/31	816,000	723,180
9.00% 7/15/23	1,424,000	1,520,120
9.35% 12/15/41	732,000	728,340
Tullow Oil 7.00% 3/1/25	1,064,000	1,065,330
Ultra Resources
6.875% 4/15/22	3,284,000	2,869,395
7.125% 4/15/25	1,297,000	1,074,889
Unit 6.625% 5/15/21	1,396,000	1,402,980
Whiting Petroleum 6.625% 1/15/26	490,000	494,287

		52,902,767

Oil & Gas Services–1.04%
Archrock Partners 6.00% 10/1/22	448,000	446,880
Bristow Group
6.25% 10/15/22	546,000	447,720
8.75% 3/1/23	387,000	391,837
CSI Compressco 7.25% 8/15/22	612,000	578,340
KCA Deutag UK Finance
7.25% 5/15/21	991,000	963,747
9.625% 4/1/23	200,000	201,750
9.875% 4/1/22	1,232,000	1,292,947
=‡Penn Virginia Escrow 8.50% 5/1/20	927,000	1,159
@Telford Offshore PIK 1.00% 2/12/24	467,659	378,804
Transocean Proteus 6.25% 12/1/24	369,900	377,760
Trinidad Drilling 6.625% 2/15/25	221,000	207,187

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas Services (continued)
USA Compression Partners 6.875% 4/1/26	305,000	$310,337
Weatherford International
4.50% 4/15/22	512,000	421,120
6.50% 8/1/36	851,000	608,465
6.75% 9/15/40	235,000	170,963
7.00% 3/15/38	478,000	346,550
9.875% 2/15/24	277,000	254,147

		7,399,713

Paper & Forest Products–0.20%
Cascades
5.50% 7/15/22	113,000	114,271
5.75% 7/15/23	260,000	265,200
Clearwater Paper
4.50% 2/1/23	630,000	607,950
5.375% 2/1/25	450,000	429,750

		1,417,171

Pharmaceuticals–2.58%
Catalent Pharma Solutions 4.875% 1/15/26	314,000	306,935
Endo Finance
5.375% 1/15/23	223,000	170,037
5.75% 1/15/22	827,000	682,275
5.875% 10/15/24	380,000	376,200
6.00% 7/15/23	1,600,000	1,216,000
6.00% 2/1/25	960,000	693,600
7.25% 1/15/22	250,000	218,125
NVA Holdings 6.875% 4/1/26	471,000	475,710
Valeant Pharmaceuticals International
5.50% 11/1/25	1,063,000	1,038,817
5.875% 5/15/23	5,479,000	4,855,709
6.125% 4/15/25	1,293,000	1,120,708
6.50% 3/15/22	521,000	539,886
6.75% 8/15/21	1,236,000	1,243,725
7.00% 3/15/24	850,000	889,313
7.25% 7/15/22	1,133,000	1,137,249
7.50% 7/15/21	717,000	722,377
9.00% 12/15/25	1,525,000	1,521,187
9.25% 4/1/26	1,156,000	1,154,497

		18,362,350

Pipelines–3.68%
µBuckeye Partners 6.375% 1/22/78	665,000	660,696
Cheniere Corpus Christi Holdings
5.125% 6/30/27	460,000	458,275
5.875% 3/31/25	820,000	861,000
7.00% 6/30/24	630,000	699,300
Cheniere Energy Partners 5.25% 10/1/25	504,000	498,330
CIT Group
5.25% 3/7/25	581,000	596,292

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
CIT Group (continued)
6.125% 3/9/28	304,000	$316,160
CNX Midstream Partners 6.50% 3/15/26	273,000	269,929
Crestwood Midstream Partners
5.75% 4/1/25	580,000	577,100
6.25% 4/1/23	404,000	409,050
CSC Holdings 5.375% 2/1/28	800,000	757,672
CSI Compressco 7.50% 4/1/25	335,000	339,187
DCP Midstream Operating
3.875% 3/15/23	1,667,000	1,616,990
4.75% 9/30/21	68,000	68,935
4.95% 4/1/22	270,000	272,700
6.75% 9/15/37	735,000	812,175
Energy Transfer Equity
4.25% 3/15/23	574,000	558,215
5.875% 1/15/24	1,857,000	1,921,995
Genesis Energy
5.625% 6/15/24	429,000	406,477
6.00% 5/15/23	500,000	495,000
6.25% 5/15/26	395,000	377,225
6.75% 8/1/22	205,000	211,406
Holly Energy Partners 6.00% 8/1/24	753,000	771,825
Martin Midstream Partners 7.25% 2/15/21	876,000	880,380
NGPL PipeCo 4.875% 8/15/27	558,000	551,723
NuStar Logistics 5.625% 4/28/27	560,000	544,600
PBF Logistics 6.875% 5/15/23	411,000	418,193
SemGroup
5.625% 7/15/22	362,000	352,950
5.625% 11/15/23	497,000	472,150
6.375% 3/15/25	610,000	585,600
7.25% 3/15/26	752,000	753,880
Summit Midstream Holdings
5.50% 8/15/22	652,000	638,960
5.75% 4/15/25	416,000	398,320
Tallgrass Energy Partners 5.50% 9/15/24	850,000	869,125
Targa Resources Partners
4.25% 11/15/23	142,000	136,853
5.00% 1/15/28	395,000	378,213
5.125% 2/1/25	1,187,000	1,185,516
5.25% 5/1/23	850,000	858,500
5.375% 2/1/27	380,000	380,000
TransMontaigne Partners 6.125% 2/15/26	462,000	465,465
Williams
3.70% 1/15/23	870,000	850,425
4.55% 6/24/24	111,000	112,329
5.75% 6/24/44	695,000	738,437
7.50% 1/15/31	64,000	78,200
7.75% 6/15/31	451,000	552,475

		26,158,228

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Private Equity–0.50%
Icahn Enterprises
5.875% 2/1/22	1,399,000	$1,407,744
6.25% 2/1/22	682,000	695,640
6.375% 12/15/25	1,110,000	1,118,325
6.75% 2/1/24	312,000	318,630

		3,540,339

Real Estate–0.08%
Kennedy-Wilson 5.875% 4/1/24	550,000	547,937

		547,937

Real Estate Investment Trusts–1.31%
CyrusOne
5.00% 3/15/24	371,000	372,391
5.375% 3/15/27	741,000	741,000
Equinix
5.375% 1/1/22	689,000	711,393
5.375% 4/1/23	500,000	513,125
5.375% 5/15/27	535,000	544,363
5.75% 1/1/25	777,000	811,965
5.875% 1/15/26	300,000	313,500
ESH Hospitality 5.25% 5/1/25	1,300,000	1,267,890
Iron Mountain
4.875% 9/15/27	604,000	563,230
5.25% 3/15/28	706,000	668,053
5.75% 8/15/24	1,372,000	1,335,985
MGM Growth Properties Operating Partnership 5.625% 5/1/24	315,000	326,025
SBA Communications
4.00% 10/1/22	147,000	141,487
4.875% 7/15/22	683,000	689,830
4.875% 9/1/24	320,000	314,400

		9,314,637

Retail–2.93%
Caleres 6.25% 8/15/23	500,000	520,625
Claire’s Stores
‡6.125% 3/15/20	1,074,000	617,550
‡9.00% 3/15/19	1,517,000	883,653
Cumberland Farms 6.75% 5/1/25	284,000	296,070
Dollar Tree 5.75% 3/1/23	1,431,000	1,496,397
FirstCash 5.375% 6/1/24	248,000	253,196
Golden Nugget 6.75% 10/15/24	2,377,000	2,394,804
Group 1 Automotive 5.25% 12/15/23	775,000	778,875
IRB Holding 6.75% 2/15/26	429,000	421,535
JC Penney 8.625% 3/15/25	366,000	344,955
L Brands
5.25% 2/1/28	744,000	702,150
6.75% 7/1/36	825,000	796,125
Neiman Marcus Group 8.00% 10/15/21	1,942,000	1,238,025
New Albertsons
6.625% 6/1/28	569,000	440,975

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Retail (continued)
New Albertsons (continued)
7.45% 8/1/29	600,000	$483,000
7.75% 6/15/26	600,000	519,000
8.00% 5/1/31	625,000	517,187
8.70% 5/1/30	106,000	94,075
New Red Finance 4.25% 5/15/24	2,173,000	2,083,907
Party City Holdings 6.125% 8/15/23	410,000	419,737
Penske Automotive Group 5.50% 5/15/26	1,062,000	1,046,070
PetSmart
5.875% 6/1/25	322,000	234,255
7.125% 3/15/23	823,000	471,167
8.875% 6/1/25	625,000	359,375
Sally Holdings 5.50% 11/1/23	365,000	367,737
Staples 8.50% 9/15/25	3,265,000	3,028,287

		20,808,732

Semiconductors–0.52%
Micron Technology
5.25% 1/15/24	325,000	337,594
5.50% 2/1/25	79,000	82,357
NXP 4.625% 6/15/22	1,243,000	1,274,075
Sensata Technologies
4.875% 10/15/23	435,000	437,305
5.00% 10/1/25	391,000	387,090
5.625% 11/1/24	531,000	556,886
Sensata Technologies UK Financing 6.25% 2/15/26	597,000	630,402

		3,705,709

Software–2.89%
Camelot Finance 7.875% 10/15/24	1,429,000	1,495,091
CURO Financial Technologies
12.00% 3/1/22	652,000	727,032
12.00% 3/1/22	151,000	165,723
First Data
5.00% 1/15/24	1,008,000	1,011,780
5.75% 1/15/24	2,010,000	2,030,100
7.00% 12/1/23	1,872,000	1,969,718
Genesys Telecommunications
Laboratories 10.00% 11/30/24	1,965,000	2,186,063
~Infor Software Parent PIK 7.125% 5/1/21	750,000	760,605
Infor US
5.75% 8/15/20	988,000	1,008,995
6.50% 5/15/22	1,871,000	1,913,097
Informatica 7.125% 7/15/23	546,000	547,365
Nuance Communications
5.375% 8/15/20	483,000	487,299
5.625% 12/15/26	660,000	651,750
Open Text 5.625% 1/15/23	737,000	767,401

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Open Text (continued) 5.875% 6/1/26	945,000	$974,248
Quintiles IMS
4.875% 5/15/23	580,000	593,775
5.00% 10/15/26	418,000	418,046
Rackspace Hosting 8.625% 11/15/24	1,340,000	1,326,600
Solera 10.50% 3/1/24	1,369,000	1,529,857

		20,564,545

Telecommunications–8.09%
=‡Avaya 7.00% 4/1/19	3,607,000	361
CB Escrow 8.00% 10/15/25	490,000	458,763
CenturyLink
5.80% 3/15/22	380,000	372,875
6.45% 6/15/21	140,000	143,500
7.50% 4/1/24	142,000	143,420
Cincinnati Bell 7.00% 7/15/24	1,238,000	1,114,200
CommScope
5.00% 6/15/21	928,000	944,240
5.50% 6/15/24	1,275,000	1,306,875
CommScope Technologies 5.00% 3/15/27	485,000	461,963
Embarq 7.995% 6/1/36	6,713,000	6,360,567
Frontier Communications
8.50% 4/1/26	380,000	368,600
10.50% 9/15/22	656,000	551,912
11.00% 9/15/25	2,045,000	1,542,697
Goodman Networks 8.00% 5/11/22	352,542	230,915
Hughes Satellite Systems
5.25% 8/1/26	1,301,000	1,279,859
6.625% 8/1/26	564,000	562,590
Inmarsat Finance 6.50% 10/1/24	615,000	625,763
Intelsat Jackson Holdings
5.50% 8/1/23	1,295,000	1,045,713
7.25% 10/15/20	1,510,000	1,404,300
7.50% 4/1/21	1,200,000	1,092,750
8.00% 2/15/24	2,011,000	2,119,091
9.75% 7/15/25	685,000	641,331
Level 3 Financing
5.125% 5/1/23	210,000	206,587
5.25% 3/15/26	1,055,000	996,975
5.375% 8/15/22	445,000	446,113
5.375% 1/15/24	421,000	411,266
5.375% 5/1/25	1,375,000	1,337,187
Nokia
3.375% 6/12/22	155,000	149,777
4.375% 6/12/27	155,000	145,894
5.375% 5/15/19	128,000	129,760
6.625% 5/15/39	658,000	705,705
Plantronics 5.50% 5/31/23	395,000	392,551
Qwest 7.25% 9/15/25	210,000	226,902
Qwest Capital Funding 7.75% 2/15/31	607,000	549,335

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
SoftBank Group 4.50% 4/15/20	615,000	$628,715
Sprint
7.125% 6/15/24	3,500,000	3,421,250
7.25% 9/15/21	1,492,000	1,546,085
7.625% 2/15/25	1,479,000	1,456,815
7.625% 3/1/26	861,000	842,230
7.875% 9/15/23	2,985,000	3,052,163
Sprint Capital
6.875% 11/15/28	313,000	292,655
8.75% 3/15/32	2,430,000	2,545,425
Sprint Communications
6.00% 11/15/22	1,190,000	1,170,663
7.00% 3/1/20	1,052,000	1,107,230
7.00% 8/15/20	882,000	919,485
9.00% 11/15/18	296,000	305,620
11.50% 11/15/21	90,000	104,850
Telecom Italia Capital
6.00% 9/30/34	855,000	891,081
6.375% 11/15/33	1,173,000	1,278,570
7.20% 7/18/36	387,000	455,693
7.721% 6/4/38	185,000	227,125
T-Mobile USA
4.50% 2/1/26	546,000	524,843
4.75% 2/1/28	546,000	525,525
6.00% 4/15/24	1,624,000	1,695,618
6.375% 3/1/25	2,389,000	2,502,477
6.50% 1/15/24	129,000	135,450
6.50% 1/15/26	755,000	804,075
ViaSat 5.625% 9/15/25	415,000	401,637
Wind Tre 5.00% 1/20/26	1,242,000	1,061,587
Windstream Services
6.375% 8/1/23	379,000	217,925
8.75% 12/15/24	1,522,000	909,395

		57,494,524

Toys, Games & Hobbies–0.11%
Mattel
3.15% 3/15/23	425,000	362,313
6.75% 12/31/25	400,000	392,000

		754,313

Transportation–0.16%
XPO Logistics
6.125% 9/1/23	220,000	227,975
6.50% 6/15/22	880,000	910,800

		1,138,775

Trucking & Leasing–0.59%
Avolon Holdings Funding 5.50% 1/15/23	142,000	140,625
DAE Funding
4.50% 8/1/22	549,000	522,236
5.00% 8/1/24	586,000	555,967

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trucking & Leasing (continued)
Park Aerospace Holdings
4.50% 3/15/23	880,000	$836,000
5.25% 8/15/22	561,000	551,715
5.50% 2/15/24	1,612,000	1,567,670

		4,174,213

Total Corporate Bonds (Cost $651,224,254)		643,868,921

LOAN AGREEMENTS–4.24%
•Avaya Tranche B Exit 1st Lien 6.536% (LIBOR03M + 4.75%) 12/15/24	758,100	764,464
•California Resources 1st Lien 6.572% (LIBOR03M + 4.75%) 12/31/22	2,870,100	2,919,437
12.229% (LIBOR03M + 10.375%) 12/31/21	4,862,000	5,506,215
•Chesapeake Energy 1st Lien 9.444% (LIBOR03M + 7.50%) 8/23/21	3,253,309	3,460,707
•Cincinnati Bell Tranche B 1st Lien 5.445% (LIBOR03M + 3.75%) 10/2/24	605,000	610,545
•Concordia International Tranche B 1st Lien 6.127% (LIBOR03M + 4.25%) 10/21/21	616,956	555,480
•Consolidated Communications Tranche B 1st Lien 4.88% (LIBOR03M + 3.00%) 10/5/23	574,388	567,975
•FGI Operating Tranche B 1st Lien 5.898% (LIBOR03M + 4.25%) 4/19/19	484,485	132,175
•First Data 1st Lien 4.122% (LIBOR03M + 2.25%) 7/10/22	1,111,380	1,114,270
•Greeneden US Holdings II Tranche B3 1st Lien 5.193% (LIBOR03M + 3.50%) 12/1/23	349,593	352,024
•iHeartCommunications Tranche D 1st Lien 9.052% (LIBOR03M + 6.75%) 1/30/19	2,532,692	2,008,311
•iHeartCommunications Tranche E 1st Lien 9.802% (LIBOR03M + 7.50%) 7/30/19	850,642	672,683
•Maxar Technologies Tranche B 1st Lien 4.63% (LIBOR03M + 2.75%) 10/5/24	289,275	290,143
•MEG Energy Tranche B 1st Lien 5.20% (LIBOR03M + 3.50%) 12/31/23	343,226	343,892
•Microsemi Tranche B 1st Lien 3.992% (LIBOR03M + 2.25%) 1/15/23	453,844	455,135
•Moran Foods Tranche B 1st Lien 7.648% (LIBOR03M + 6.00%) 12/5/23	2,003,230	1,751,584
•MTL Publishing Tranche B5 1st Lien 4.234% (LIBOR03M + 2.50%) 8/20/23	227,858	228,835
•ON Semiconductor Tranche B 1st Lien 3.877% (LIBOR03M + 2.00%) 3/31/23	253,986	255,527

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•PetSmart 1st Lien 4.68% (LIBOR03M + 3.00%) 3/11/22	435,027	$350,247
•Quest Software US Holdings 1st Lien 7.272% (LIBOR03M + 5.50%) 10/31/22	494,953	504,854
•Revlon Consumer Products Tranche B 1st Lien 6.16% (LIBOR12M + 3.50%) 9/7/23	1,451,905	1,148,218
•Securus Technologies Holdings 1st Lien 6.148% (LIBOR03M + 4.50%) 11/1/24	1,122,188	1,137,270
•Securus Technologies Holdings 2nd Lien 10.127% (LIBOR03M + 8.25%) 11/1/25	241,000	244,013
•SolarWinds Holdings 1st Lien 4.777% (LIBOR03M + 3.00%) 2/5/24	307,608	309,338
•SUPERVALU Delayed Draw Tranche B-DD 1st Lien 5.148% (LIBOR03M + 3.50%) 6/8/24	322,245	320,204
•SUPERVALU Tranche B 1st Lien 5.148% (LIBOR03M + 3.50%) 6/8/24	357,075	354,813
•Syniverse Holdings 1st Lien 6.718% (LIBOR03M + 5.00%) 3/9/23	1,213,985	1,229,409
•Tribune Media Tranche B 1st Lien 4.877% (LIBOR03M + 3.00%) 12/27/20	354,094	354,905
•Ultra Resources 1st Lien 4.765% (LIBOR03M + 3.00%) 4/12/24	770,000	764,468
•Vertiv Group Tranche B 1st Lien 5.67% (LIBOR03M + 4.00%) 11/15/23	577,765	581,255
•Viskase Tranche B 1st Lien 5.552% (LIBOR03M + 3.25%) 1/30/21	819,375	807,084

Total Loan Agreements (Cost $30,887,538)		30,095,480

	Number of Shares

COMMON STOCK–0.74%
†Avaya Holdings	82,605	1,850,352
†Dynegy	1,250	16,900
†=Escrow General Motors	400,000	0
†=General Motors Escrow	325,000	0
†=Goodman Networks	22,179	0
†NII Holdings	84,804	178,936
†Penn Virginia	7,023	246,086
†Penn Virginia (New)	6,048	211,922
†Sabine Oil & Gas Holdings	167	8,183
†=Texas Competitive Electric Holdings Escrow	6,255,000	62,550
†=Texas Competitive Electric Holdings Escrow (Nonext)	1,920,000	19,200
†Ultra Petroleum	36,212	151,004

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
†Vistra Energy	121,208	$2,524,763

Total Common Stock (Cost $5,549,870)		5,269,896

PREFERRED STOCK–0.85%
µBank of America 6.10%	1,031,000	1,086,416
†=Goodman Networks	26,388	87,872
•ILFC E-Capital Trust I 4.64% (LIBOR03M + 1.55%)	1,540,000	1,505,350
•ILFC E-Capital Trust II 4.89% (LIBOR03M + 1.88%)	1,886,000	1,852,995
•XLIT 4.842% (LIBOR03M + 3.12%)	1,505	1,508,763

Total Preferred Stock (Cost $4,984,871)		6,041,396

RIGHT–0.02%
†=Vistra Energy CVR	188,914	136,963

Total Right (Cost $0)		136,963

	Number of Shares	Value (U.S. $)

WARRANTS–0.00%
†Sabine Oil & Gas Holdings Tranche 1, exercise price $2.88, expiration date 12/31/18	531	$ 3,451
†Sabine Oil & Gas Holdings Tranche 2, exercise price $2.88, expiration date 12/31/18	95	523

Total Warrants (Cost $3,349)		3,974

MONEY MARKET FUND–1.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	13,489,420	13,489,420

Total Money Market Fund (Cost $13,489,420)		13,489,420

TOTAL VALUE OF SECURITIES–98.39% (Cost $706,352,650)	699,137,590
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.61%	11,458,008

NET ASSETS APPLICABLE TO 66,500,340 SHARES OUTSTANDING–100.00%	$710,595,598

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2018.

@	100% of the income received was in the form of both cash and par.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

°	Principal amount shown is stated in U.S. dollars.

‡	Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.

Summary of Abbreviations:

CVR–Contingent Value Rights

ICE–Intercontinental Exchange

LIBOR–London Interbank Offered Rate

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR12M–ICE LIBOR USD 12 Month

PIK–Payment-in-kind

USD–United States Dollar

See accompanying notes.

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$231,540	$—	$231,540
Corporate Bonds	—	643,867,401	1,520	643,868,921
Loan Agreements	—	30,095,480	—	30,095,480
Common Stock
Automobiles	—	—	—	—
Communications Equipment	—	—	—	—
Electric Utilities	—	—	81,750	81,750
Independent Power & Renewable Electricity Producers	2,541,663	—	—	2,541,663
Oil, Gas & Consumable Fuels	371,109	246,086	—	617,195
Telecommunications	2,029,288	—	—	2,029,288
Preferred Stock	—	5,953,524	87,872	6,041,396
Rights	—	—	136,963	136,963
Warrants	3,974	—	—	3,974
Money Market Fund	13,489,420	—	—	13,489,420

Total Investments	$18,435,454	$680,394,031	$308,105	$699,137,590

The securities that have been valued at zero on the Schedule of Investments are considered to be Level 3 investments in this table.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017–08, Receivables–Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan Retirement Income Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–63.20%
Commodity Fund–1.57%
JPMorgan Commodities Strategy Fund	433,852	$3,995,776

		3,995,776

Equity Funds–21.58%
JPMorgan Equity Index Fund	1,040,784	42,141,333
JPMorgan Mid Cap Equity Fund	112,218	5,759,003
JPMorgan Realty Income Fund	290,901	3,586,812
JPMorgan Small Cap Equity Fund	19,505	1,121,136
†JPMorgan Small Cap Growth Fund	71,013	1,382,616
JPMorgan Small Cap Value Fund	34,834	1,044,334

		55,035,234

Fixed Income Funds–21.49%
iShares TIPS Bond ETF	57,722	6,525,472
JPMorgan Floating Rate Income Fund	1,294,563	12,168,897
JPMorgan High Yield Fund	3,425,585	24,801,232
JPMorgan Inflation Managed Bond Fund	1,114,151	11,330,918

		54,826,519

International Equity Funds–11.75%
JPMorgan Emerging Economies Fund	298,459	4,602,231
JPMorgan Emerging Markets Equity Fund	170,014	5,120,822
JPMorgan International Equity Fund	380,307	6,856,940
JPMorgan International Research Enhanced Equity Fund	368,615	6,896,782
JPMorgan Intrepid International Fund	289,627	6,496,335

		29,973,110

Money Market Funds–6.81%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	475,743	475,743
JPMorgan Prime Money Market Fund IM Shares (seven-day effective yield 1.79%)	16,898,876	16,897,186

		17,372,929

Total Investment Companies (Cost $156,471,528)		161,203,568

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.40%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	145,255	$154,017
Series 2009-100 PN 5.00% 11/25/39	544,617	570,909
Series 2011-20 PA 4.50% 3/25/39	293,812	297,455
Series 2011-55 BZ 3.50% 6/25/41	399,971	404,795
•Series 2011-86 NF 2.422% (LIBOR01M + 0.55%) 9/25/41	259,490	261,512
Series 2012-14 Z 4.00% 3/25/42	745,862	771,048
Series 2012-54 WG 3.50% 1/25/41	207,929	208,088
*Series 2012-98 MI 3.00% 8/25/31	224,426	25,626
•*Series 2012-122 SD 4.229% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/25/42	277,256	50,737
*Series 2013-7 EI 3.00% 10/25/40	128,022	17,362
*Series 2013-55 AI 3.00% 6/25/33	284,870	41,375
•Series 2013-57 FN 2.222% (LIBOR01M + 0.35%) 6/25/43	157,399	156,866
Series 2014-19 Z 4.50% 4/25/44	532,582	581,565
Series 2015-40 GZ 3.50% 5/25/45	75,078	74,414
Series 2015-89 AZ 3.50% 12/25/45	26,039	25,406
•*Series 2015-95 SH 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/46	215,753	42,689
*Series 2016-50 IB 3.00% 2/25/46	88,759	13,808
•*Series 2016-55 SK 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/25/46	180,083	36,568
•*Series 2016-62 SA 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/25/46	357,900	75,034

LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2016-74 GS 4.129% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 10/25/46	87,781	$20,017
*Series 2017-12 JI 3.50% 5/25/40	95,297	14,049
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	206,904	222,509
Series 3737 GA 3.00% 11/15/37	348,782	350,548
•Series 3984 DF 2.327% (LIBOR01M + 0.55%) 1/15/42	259,234	263,373
Series 4065 DE 3.00% 6/15/32	40,000	39,279
*Series 4109 AI 3.00% 7/15/31	413,386	45,945
*Series 4161 IM 3.50% 2/15/43	60,816	13,900
*Series 4181 DI 2.50% 3/15/33	114,381	14,372
•*Series 4184 GS 4.343% (6.12% minus LIBOR01M, Cap 6.12%, Floor 0.00%) 3/15/43	187,683	37,749
•Series 4286 VF 2.227% (LIBOR01M + 0.45%) 12/15/43	175,213	176,687
*Series 4342 CI 3.00% 11/15/33	68,868	8,582
Series 4457 KZ 3.00% 4/15/45	122,228	113,300
•*Series 4494 SA 4.403% (6.18% minus LIBOR01M, Cap 6.18%, Floor 0.00%) 7/15/45	67,376	13,128
*Series 4543 HI 3.00% 4/15/44	94,970	15,182
•*Series 4594 SG 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 6/15/46	527,818	117,498
Series 4614 HB 2.50% 9/15/46	101,000	90,675
•*Series 4618 SA 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/15/46	109,723	25,324
Series 4623 LZ 2.50% 10/15/46	90,133	75,888
Series 4623 MW 2.50% 10/15/46	105,000	94,925
*Series 4625 BI 3.50% 6/15/46	339,529	70,213
•*Series 4631 GS 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/46	378,606	69,250
•*Series 4648 SA 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/47	260,677	54,641

	Principal	Value
	Amount°	(U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Strips
•*Series 267 S5 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/15/42	232,507	$42,168
•*Series 299 S1 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/43	178,555	31,260
•*Series 326 S2 4.173% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 3/15/44	123,482	21,001

Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 4.722% (LIBOR01M + 2.85%) 4/25/28	342,194	354,698
•Series 2015-HQA1 M2 4.522% (LIBOR01M + 2.65%) 3/25/28	118,738	121,155
•Series 2016-DNA3 M2 3.872% (LIBOR01M + 2.00%) 12/25/28	250,000	254,565
•Series 2016-DNA4 M2 3.172% (LIBOR01M + 1.30%) 3/25/29	500,000	505,633
•Series 2016-HQA2 M2 4.122% (LIBOR01M + 2.25%) 11/25/28	249,994	256,196
tFreddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	63,475	71,297
GNMA
Series 2010-104 NG 3.00% 7/20/38	155,492	155,589
Series 2012-136 MX 2.00% 11/20/42	40,000	34,829
Series 2013-113 AZ 3.00% 8/20/43	284,507	274,618
Series 2013-113 LY 3.00% 5/20/43	29,000	28,534
Series 2015-64 GZ 2.00% 5/20/45	109,000	84,388
*Series 2015-74 CI 3.00% 10/16/39	188,121	25,551
*Series 2015-142 AI 4.00% 2/20/44	57,225	7,275
•*Series 2016-108 SK 4.228% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 8/20/46	280,412	57,185
Series 2016-111 PB 2.50% 8/20/46	97,000	86,237

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-116 GI 3.50% 11/20/44	343,115	$60,207
*Series 2016-118 DI 3.50% 3/20/43	384,597	59,594
•*Series 2016-120 AS 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	298,038	65,096
•*Series 2016-120 NS 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	401,571	83,917
•*Series 2016-121 JS 4.278% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46	296,952	62,280
Series 2016-134 MW 3.00% 10/20/46	16,000	15,793
Series 2016-156 PB 2.00% 11/20/46	61,000	48,777
*Series 2016-160 GI 3.50% 11/20/46	235,649	55,246
*Series 2016-163 MI 3.50% 11/20/46	174,498	21,743
*Series 2016-163 XI 3.00% 10/20/46	268,984	38,453

Total Agency Collateralized Mortgage Obligations (Cost $8,900,673)		8,679,593

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.48%
Fannie Mae-Aces
•Series 2017-M8 A2 3.061% 5/25/27	555,000	546,402
Series 2017-M11 A2 2.98% 8/25/29	275,000	265,892
Freddie Mac Multifamily Structured Pass-Through Certificates
tSeries K066 A2 3.117% 6/25/27	340,000	336,432
tSeries K067 A2 3.194% 7/25/27	637,000	636,010
tSeries K719 A1 2.53% 12/25/21	68,818	68,120
tSeries K725 A2 3.002% 1/25/24	185,000	184,959
•tSeries KS03 A4 3.161% 5/25/25	150,000	149,343
FREMF Mortgage Trust
•Series 2011-K10 B 4.622% 11/25/49	60,000	62,133

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
•Series 2011-K12 B 4.345% 1/25/46	115,000	$117,992
•Series 2011-K14 B 5.168% 2/25/47	70,000	73,592
•Series 2011-K15 B 4.949% 8/25/44	15,000	15,716
•Series 2011-K704 B 4.545% 10/25/30	110,000	110,327
•Series 2012-K18 B 4.256% 1/25/45	85,000	87,487
•Series 2012-K22 B 3.687% 8/25/45	150,000	151,430
•Series 2012-K708 B 3.751% 2/25/45	145,000	145,983
•Series 2013-K29 C 3.481% 5/25/46	295,000	286,471
•Series 2013-K32 B 3.538% 10/25/46	110,000	109,599
•Series 2013-K33 B 3.501% 8/25/46	120,000	119,303
•Series 2013-K712 B 3.364% 5/25/45	80,000	80,459
•Series 2013-K713 B 3.164% 4/25/46	50,000	50,144
•Series 2013-K713 C 3.164% 4/25/46	165,000	164,664

Total Agency Commercial Mortgage-Backed Securities (Cost $3,865,109)		3,762,458

AGENCY MORTGAGE-BACKED SECURITIES–2.46%
Fannie Mae
2.53% 7/1/26	140,560	136,045
2.60% 9/1/28	300,000	284,153
2.64% 2/1/23	450,000	444,183
3.16% 12/1/26	507,908	509,008
3.17% 1/1/27	300,000	300,167
3.201% 9/1/27	537,902	539,359
Fannie Mae ARM
•2.903% (LIBOR12M + 1.60%) 7/1/45	39,757	39,720
•3.214% (LIBOR12M + 1.525%) 3/1/44	108,016	109,312
•3.58% (LIBOR12M + 1.83%) 8/1/35	924	971
Fannie Mae S.F. 15 yr 5.00% 7/1/20	87,369	88,743
Fannie Mae S.F. 30 yr
4.00% 7/1/45	494,077	510,823
5.50% 11/1/34	4,745	5,207
5.50% 4/1/37	107,706	118,632

LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 8/1/37	18,116	$19,899
5.50% 3/1/38	21,723	23,839
5.50% 6/1/39	48,828	53,654
5.50% 7/1/40	50,153	55,119
5.50% 5/1/44	1,100,465	1,208,390
6.00% 9/1/36	23,423	26,716
6.00% 12/1/36	5,085	5,715
6.00% 6/1/37	2,680	3,008
6.00% 9/1/38	15,098	16,957
6.00% 11/1/38	11,621	13,085
6.00% 10/1/39	170,041	192,058
6.00% 11/1/40	7,923	8,949
7.50% 6/1/31	6,985	8,164
Freddie Mac ARM
•2.559% (LIBOR12M + 1.63%) 10/1/46	160,626	157,940
•2.918% (LIBOR12M + 1.63%) 10/1/45	71,466	71,399
•3.116% (LIBOR12M + 1.62%) 3/1/46	109,002	109,363
Freddie Mac S.F. 30 yr
4.00% 4/1/45	344,755	355,308
5.00% 6/1/36	89,647	96,681
5.50% 3/1/34	6,034	6,641
5.50% 12/1/34	5,711	6,297
5.50% 12/1/35	5,952	6,573
5.50% 8/1/40	13,188	14,446
5.50% 6/1/41	61,300	66,618
6.00% 2/1/36	11,946	13,408
6.00% 3/1/36	16,005	17,960
6.00% 8/1/38	18,220	20,573
6.00% 5/1/40	29,175	32,681
6.50% 4/1/39	28,780	32,411
7.00% 11/1/33	1,029	1,175
GNMA I S.F. 30 yr
5.50% 2/15/41	40,951	44,683
7.00% 12/15/34	56,471	64,428
GNMA II S.F. 30 yr
5.50% 5/20/37	27,720	29,782
5.50% 4/20/40	25,841	27,649
6.00% 2/20/39	32,124	35,336
6.00% 10/20/39	110,367	121,265
6.00% 2/20/40	122,572	135,293
6.00% 4/20/46	37,303	41,121
6.50% 10/20/39	48,226	52,921

Total Agency Mortgage-Backed Securities (Cost $6,421,464)		6,283,828

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS–7.30%
Advertising–0.02%
Omnicom Group 3.65% 11/1/24	60,000	$59,683

		59,683

Aerospace & Defense–0.14%
Boeing 6.125% 2/15/33	150,000	191,920
Rockwell Collins 3.20% 3/15/24	175,000	170,327

		362,247

Agriculture–0.03%
Reynolds American 4.00% 6/12/22	70,000	71,280

		71,280

Airlines–0.03%
tAmerican Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	70,292	68,887

		68,887

Auto Manufacturers–0.28%
Daimler Finance North America 3.45% 1/6/27	215,000	212,119
Ford Motor Credit 4.134% 8/4/25	200,000	197,084
General Motors 6.75% 4/1/46	100,000	116,478
General Motors Financial 5.25% 3/1/26	180,000	190,417

		716,098

Banks–2.20%
Bank of America
µ3.124% 1/20/23	180,000	178,294
4.183% 11/25/27	275,000	273,156
µ4.443% 1/20/48	240,000	251,167
Bank of New York Mellon 2.50% 4/15/21	145,000	142,236
BNP Paribas 2.45% 3/17/19	145,000	144,597
Capital One Financial
3.75% 3/9/27	85,000	82,250
4.75% 7/15/21	140,000	146,104
Citigroup
3.75% 6/16/24	150,000	150,921
8.125% 7/15/39	150,000	227,838
Citizens Financial Group 4.30% 12/3/25	160,000	162,077
Cooperatieve Rabobank 3.75% 7/21/26	250,000	241,706
Credit Suisse Group 4.282% 1/9/28	250,000	250,860
Goldman Sachs Group
3.85% 1/26/27	320,000	316,324
5.15% 5/22/45	330,000	355,969
HSBC Holdings 4.875% 1/14/22	150,000	157,730

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Huntington Bancshares 2.30% 1/14/22	120,000	$115,059
Lloyds Banking Group 3.00% 1/11/22	200,000	197,044
Morgan Stanley 3.95% 4/23/27	265,000	258,509
4.375% 1/22/47	355,000	364,179
PNC Bank 2.45% 11/5/20	250,000	246,230
Santander UK Group Holdings 3.571% 1/10/23	200,000	198,015
SunTrust Banks 2.70% 1/27/22	100,000	97,887
Toronto-Dominion Bank 2.125% 4/7/21	140,000	136,436
UBS Group Funding
Switzerland 4.253% 3/23/28	260,000	262,210
US Bancorp 3.10% 4/27/26	240,000	229,363
Wells Fargo & Co.
3.069% 1/24/23	180,000	177,125
4.75% 12/7/46	175,000	179,750
Wells Fargo Capital X 5.95% 12/15/36	60,000	65,100

		5,608,136

Beverages–0.14%
Anheuser-Busch InBev Finance 3.65% 2/1/26	355,000	353,483

		353,483

Biotechnology–0.11%
Amgen 1.90% 5/10/19	150,000	148,774
Celgene 3.25% 8/15/22	140,000	138,037

		286,811

Building Materials–0.03%
Martin Marietta Materials 3.50% 12/15/27	75,000	71,618

		71,618

Chemicals–0.22%
Agrium 3.375% 3/15/25	145,000	140,981
Mosaic 4.25% 11/15/23	70,000	71,459
Westlake Chemical 5.00% 8/15/46	340,000	359,710

		572,150

Computers–0.05%
Apple 3.45% 2/9/45	130,000	120,267

		120,267

Diversified Financial Services–0.19%
Air Lease 3.25% 3/1/25	185,000	176,765
International Lease Finance 8.625% 1/15/22	165,000	192,593

	Principal	Value
	Amount°	(U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
ORIX 3.70% 7/18/27	110,000	$107,691

		477,049

Electric–0.53%
CMS Energy 6.25% 2/1/20	215,000	226,746
Dominion Energy 3.90% 10/1/25	160,000	160,263
Duke Energy 2.65% 9/1/26	155,000	141,722
Entergy 4.00% 7/15/22	140,000	143,033
Exelon 3.497% 6/1/22	150,000	148,702
Fortis 3.055% 10/4/26	80,000	74,276
Metropolitan Edison 4.00% 4/15/25	125,000	126,305
NV Energy 6.25% 11/15/20	195,000	210,581
Public Service Co. of Oklahoma 5.15% 12/1/19	120,000	124,155

		1,355,783

Electronics–0.02%
Arrow Electronics 3.25% 9/8/24	66,000	63,004

		63,004

Food–0.12%
Kroger 4.45% 2/1/47	170,000	161,362
Tyson Foods 4.50% 6/15/22	135,000	140,024

		301,386

Gas–0.06%
NiSource Finance 3.95% 3/30/48	150,000	141,565

		141,565

Health Care Products–0.06%
Thermo Fisher Scientific 3.00% 4/15/23	145,000	141,460

		141,460

Health Care Services–0.14%
Anthem
3.70% 8/15/21	70,000	70,851
4.101% 3/1/28	55,000	55,071
Laboratory Corp. of America
Holdings 2.625% 2/1/20	150,000	148,883
Magellan Health 4.40% 9/22/24	75,000	74,743

		349,548

Insurance–0.28%
American International Group 3.875% 1/15/35	45,000	42,097
Athene Holding 4.125% 1/12/28	70,000	67,306
CNA Financial 3.95% 5/15/24	140,000	141,639
µManulife Financial 4.061% 2/24/32	200,000	195,804
Principal Life Global Funding II 3.00% 4/18/26	140,000	133,811

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
µPrudential Financial 5.375% 5/15/45	140,000	$143,675

		724,332

Machinery-Diversified–0.06%
Roper Technologies
2.80% 12/15/21	105,000	103,379
3.80% 12/15/26	55,000	54,874

		158,253

Media–0.16%
Comcast 3.00% 2/1/24	240,000	233,991
Discovery Communications 2.95% 3/20/23	41,000	39,554
Time Warner 4.75% 3/29/21	135,000	141,078

		414,623

Miscellaneous Manufacturing–0.17%
General Electric
2.10% 12/11/19	70,000	68,732
6.00% 8/7/19	234,000	242,629
Parker-Hannifin 3.30% 11/21/24	15,000	14,926
Textron 4.00% 3/15/26	115,000	116,610

		442,897

Oil & Gas–0.31%
Apache 3.625% 2/1/21	75,000	75,721
BP Capital Markets
3.216% 11/28/23	155,000	153,768
3.224% 4/14/24	80,000	79,011
Canadian Natural Resources 3.80% 4/15/24	145,000	144,509
Nexen Energy 5.875% 3/10/35	125,000	146,602
Shell International Finance 4.375% 5/11/45	175,000	186,425

		786,036

Pharmaceuticals–0.18%
Allergan Funding 3.80% 3/15/25	215,000	211,532
Mylan 3.95% 6/15/26	145,000	140,882
Shire Acquisitions Investments Ireland 2.875% 9/23/23	110,000	105,146

		457,560

Pipelines–0.32%
Boardwalk Pipelines 4.95% 12/15/24	75,000	77,152
Buckeye Partners 4.35% 10/15/24	150,000	149,717
Enbridge 4.25% 12/1/26	90,000	90,197
Energy Transfer Partners
5.00% 10/1/22	155,000	161,290
9.70% 3/15/19	63,000	66,836

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX
4.875% 12/1/24	90,000	$94,501
4.875% 6/1/25	100,000	104,568
ONEOK Partners 4.90% 3/15/25	70,000	73,175

		817,436

Real Estate Investment Trusts–0.53%
American Tower 4.40% 2/15/26	100,000	101,216
AvalonBay Communities 3.20% 1/15/28	75,000	71,088
Boston Properties 3.20% 1/15/25	122,000	117,945
Crown Castle International 5.25% 1/15/23	75,000	79,783
DDR 4.25% 2/1/26	75,000	74,656
EPR Properties 4.50% 4/1/25	75,000	74,965
ERP Operating 2.85% 11/1/26	80,000	75,834
HCP 3.40% 2/1/25	75,000	72,935
Host Hotels & Resorts
3.75% 10/15/23	45,000	44,536
3.875% 4/1/24	40,000	39,558
4.50% 2/1/26	150,000	152,098
National Retail Properties 3.50% 10/15/27	125,000	118,949
Realty Income
3.65% 1/15/28	5,000	4,863
4.125% 10/15/26	140,000	141,533
Select Income REIT 3.60% 2/1/20	100,000	99,829
UDR 4.00% 10/1/25	55,000	55,327
VEREIT Operating Partnership 4.60% 2/6/24	35,000	35,495

		1,360,610

Retail–0.09%
Advance Auto Parts 4.50% 1/15/22	70,000	72,012
Dollar General 3.875% 4/15/27	145,000	144,084

		216,096

Semiconductors–0.04%
QUALCOMM 4.65% 5/20/35	105,000	109,218

		109,218

Software–0.03%
Microsoft 4.10% 2/6/37	70,000	74,372

		74,372

Telecommunications–0.54%
AT&T 5.25% 3/1/37	665,000	705,589
Deutsche Telekom International Finance 2.485% 9/19/23	150,000	141,863

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Emisiones 5.213% 3/8/47	150,000	$160,027
Verizon Communications
3.45% 3/15/21	215,000	217,315
5.25% 3/16/37	140,000	151,425

		1,376,219

Transportation–0.09%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	150,220
Ryder System 2.45% 9/3/19	75,000	74,476

		224,696

Trucking & Leasing–0.13%
Aviation Capital Group
2.875% 9/17/18	10,000	9,997
4.875% 10/1/25	175,000	183,782
Penske Truck Leasing 4.20% 4/1/27	140,000	141,388

		335,167

Total Corporate Bonds (Cost $18,861,241)		18,617,970

NON-AGENCY ASSET-BACKED SECURITIES–1.89%
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 1.92% 9/20/19	190,000	189,649
Series 2014-1A A 2.46% 7/20/20	240,000	239,072
CarMax Auto Owner Trust Series 2017-3 B 2.44% 2/15/23	300,000	294,612
CNH Equipment Trust
•Series 2016-B A2B 2.177% (LIBOR01M + 0.40%) 10/15/19	2,284	2,284
Series 2016-B B 2.20% 10/15/23	575,000	566,807
Discover Card Execution Note Trust
•Series 2014-A1 A1 2.207% (LIBOR01M + 0.43%) 7/15/21	200,000	200,487
•Series 2017-A1 A1 2.267% (LIBOR01M + 0.49%) 7/15/24	185,000	186,680
Drive Auto Receivables Trust Series 2017-2 B 2.25% 6/15/21	284,000	283,277
DT Auto Owner Trust
Series 2017-3A B 2.40% 5/17/21	107,000	106,477
Series 2017-4A B 2.44% 1/15/21	123,000	122,335

	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust Series 2017-2 B 2.57% 4/15/23	90,000	$89,162
Ford Credit Auto Owner Trust Series 2016-2 A 2.03% 12/15/27	325,000	315,935
•Golden Credit Card Trust Series 2014-2A A 2.227% (LIBOR01M + 0.45%) 3/15/21	100,000	100,239
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	142,878	142,910
Series 2016-3A A1 3.08% 9/20/42	157,178	156,092
Hyundai Auto Lease Securitization Trust Series 2016-C A3 1.49% 2/18/20	125,000	124,428
•Mercedes-Benz Master Owner Trust Series 2016-AA A 2.357% (LIBOR01M + 0.58%) 5/15/20	135,000	135,081
•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 3.222% (LIBOR01M + 1.35%) 9/27/21	90,000	90,409
Nissan Auto Lease Trust Series 2016-B A3 1.50% 7/15/19	100,000	99,568
•PFS Financing Series 2015-AA A 2.397% (LIBOR01M + 0.62%) 4/15/20	100,000	99,941
Synchrony Credit Card Master Note Trust Series 2015-2 A 1.60% 4/15/21	135,000	134,973
Towd Point Mortgage Trust
•Series 2015-5 A1B 2.75% 5/25/55	79,960	79,318
•Series 2015-6 A1B 2.75% 4/25/55	87,568	86,615
•Series 2016-1 A1B 2.75% 2/25/55	53,018	52,600
•Series 2016-2 A1 3.00% 8/25/55	64,392	63,913
•Series 2016-3 A1 2.25% 4/25/56	72,966	71,797
Verizon Owner Trust Series 2016-2A A 1.68% 5/20/21	115,000	113,700
World Financial Network Credit Card Master Trust Series 2017-B A 1.98% 6/15/23	683,000	676,032

Total Non-Agency Asset-Backed Securities (Cost $4,865,296)		4,824,393

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.39%
JPMorgan Mortgage Trust
•Series 2014-2 B1 3.424% 6/25/29	71,120	$70,499
•Series 2014-2 B2 3.424% 6/25/29	71,120	70,042
•Series 2014-IVR6 2A4 2.50% 7/25/44	100,000	100,070
•Series 2015-4 B1 3.624% 6/25/45	93,895	92,336
•Series 2015-4 B2 3.624% 6/25/45	93,895	90,465
•Series 2015-6 B1 3.616% 10/25/45	93,477	91,117
•Series 2015-6 B2 3.616% 10/25/45	93,477	88,846
•Series 2016-4 B1 3.901% 10/25/46	96,594	96,807
•Series 2016-4 B2 3.901% 10/25/46	96,595	95,651
New Residential Mortgage Loan Trust
•Series 2016-4A A1 3.75% 11/25/56	73,710	74,393
•Series 2017-1A A1 4.00% 2/25/57	76,757	78,239
•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	55,069	54,976

Total Non-Agency Collateralized Mortgage Obligations (Cost $1,009,844)		1,003,441

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.39%
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	200,000	196,381
•Series 2016-CD2 A4 3.526% 11/10/49	105,000	104,948
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	90,000	91,235
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	195,000	197,677
Series 2015-GC27 A5 3.137% 2/10/48	215,000	211,401
Series 2016-P3 A4 3.329% 4/15/49	145,000	143,419
Series 2016-P5 A4 2.941% 10/10/49	130,000	124,663
COMM Mortgage Trust
Series 2013-CR6 AM 3.147% 3/10/46	180,000	177,903

	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2013-WWP A2 3.424% 3/10/31	100,000	$101,926
Series 2014-CR19 A5 3.796% 8/10/47	100,000	102,554
Series 2014-CR20 AM 3.938% 11/10/47	340,000	346,938
Series 2015-3BP A 3.178% 2/10/35	400,000	394,086
Series 2015-CR23 A4 3.497% 5/10/48	135,000	135,293
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	250,000	246,482
Series 2016-C3 A5 2.89% 9/10/49	160,000	152,590
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.699% 11/10/46	300,000	316,477
GRACE Mortgage Trust
Series 2014-GRCE A 3.369% 6/10/28	1,190,000	1,202,354
Series 2014-GRCE B 3.52% 6/10/28	200,000	199,390
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	105,000	107,070
Series 2017-GS5 A4 3.674% 3/10/50	210,000	212,178
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.087% 3/5/37	160,000	155,626
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.598% 11/15/48	225,000	226,373
Series 2015-C33 A4 3.77% 12/15/48	340,000	346,843
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	275,000	267,705
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.548% 8/12/37	60,000	60,707
Series 2013-LC11 B 3.499% 4/15/46	130,000	127,698
Series 2015-JP1 A5 3.914% 1/15/49	130,000	133,789
Series 2016-JP2 A4 2.822% 8/15/49	310,000	294,110
Series 2016-JP2 AS 3.056% 8/15/49	210,000	200,051

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
•Series 2016-JP3 B 3.397% 8/15/49	60,000	$57,652
Series 2016-WIKI A 2.798% 10/5/31	75,000	73,929
Series 2016-WIKI B 3.201% 10/5/31	115,000	113,658
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	135,000	137,753
Series 2015-C23 A4 3.719% 7/15/50	440,000	446,850
Series 2015-C26 A5 3.531% 10/15/48	140,000	140,424
Series 2016-C29 A4 3.325% 5/15/49	130,000	128,366
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	250,000	251,669
Series 2016-BNK1 A3 2.652% 8/15/49	205,000	192,369
•Series 2017-RB1 XA 1.284% 3/15/50	1,470,020	131,027
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	130,000	128,011
Series 2013-C12 A4 3.198% 3/15/48	260,000	259,396

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $8,945,126)		8,638,971

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BOND–0.10%
Mexico–0.10%
Mexico Government International Bond 3.625% 3/15/22	250,000	$254,610

Total Sovereign Bond (Cost $262,188)		254,610

U.S. TREASURY OBLIGATIONS–7.79%
U.S. Treasury Bonds
2.50% 5/15/46	500,000	454,707
2.875% 8/15/45	650,000	638,473
3.875% 8/15/40	850,000	984,888
5.375% 2/15/31	1,000,000	1,280,820
U.S. Treasury Notes
¥1.125% 1/31/19	1,445,000	1,433,598
1.375% 5/31/20	2,000,000	1,960,078
1.50% 3/31/23	1,250,000	1,187,695
1.625% 11/15/22	2,000,000	1,920,352
1.625% 5/15/26	2,000,000	1,839,961
1.75% 10/31/20	1,500,000	1,477,119
1.75% 3/31/22	1,500,000	1,457,813
1.875% 1/31/22	220,000	215,046
1.875% 3/31/22	175,000	170,830
2.00% 11/15/21	1,500,000	1,476,094
2.00% 11/15/26	10,000	9,433
2.25% 2/15/27	650,000	624,838
2.375% 5/15/27	1,750,000	1,698,149
^U.S. Treasury Strip Coupon 2.599% 2/15/33	1,600,000	1,039,110

Total U.S. Treasury Obligations (Cost $20,486,978)		19,869,004

TOTAL VALUE OF SECURITIES–91.40% (Cost $230,089,447)	233,137,836
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–8.60%	21,934,554

NET ASSETS APPLICABLE TO 18,212,423 SHARES OUTSTANDING–100.00%	$255,072,390

Class R-6 shares.

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund

Schedule of Investments (continued)

«	Includes $149,502 variation margin due from broker on futures contracts as of March 31, 2018.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contracts:
75	E-mini MSCI EAFE Index	$7,502,250	$7,637,922	6/18/18	$—	$(135,672)
43	E-mini MSCI Emerging Markets Index	2,553,770	2,634,281	6/18/18	—	(80,511)
22	E-mini Russell 2000 Index	1,684,320	1,758,264	6/18/18	—	(73,944)
20	E-mini S&P 500 Index	2,643,000	2,788,941	6/18/18	—	(145,941)
(32)	Euro STOXX 50 Index	(1,291,874)	(1,311,557)	6/18/18	19,683	—
(13)	FTSE 100 Index	(1,275,545)	(1,299,154)	6/18/18	23,609	—
16	Topix Index	2,566,045	2,543,452	6/8/18	22,593	—

					65,885	(436,068)

Interest Rate Contracts:
27	Australia 10 yr Bonds	2,687,911	2,642,117	6/18/18	45,794	—
(21)	Euro-Bund	(4,119,584)	(4,064,259)	6/8/18	—	(55,325)
(39)	U.S. Treasury 2 yr Notes	(8,291,766)	(8,288,030)	7/2/18	—	(3,736)
121	U.S. Treasury 10 yr Notes	14,658,016	14,576,985	6/20/18	81,031	—

					126,825	(59,061)

Total Futures Contracts					$192,710	$(495,129)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BB–Barclays Bank

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

GS–Goldman Sachs

ICE–Intercontinental Exchange

JPM–JPMorgan

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR12M–ICE LIBOR USD 12 Month

MSCI–Morgan Stanley Capital International

RBS–Royal Bank of Scotland

REMICs–Real Estate Mortgage Investment Conduits

S&P–Standard and Poor’s

S.F.–Single Family

TIPS–Treasury Inflation-Protected Securities

USD–United States Dollar

WF–Wells Fargo

yr–Year

See accompanying notes.

LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Retirement Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Investment Companies	$161,203,568	$—	$161,203,568
Agency Collateralized Mortgage Obligations	—	8,679,593	8,679,593
Agency Commercial Mortgage-Backed Securities	—	3,762,458	3,762,458
Agency Mortgage-Backed Securities	—	6,283,828	6,283,828
Corporate Bonds	—	18,617,970	18,617,970
Non-Agency Asset-Backed Securities	—	4,824,393	4,824,393
Non-Agency Collateralized Mortgage Obligations	—	1,003,441	1,003,441
Non-Agency Commercial Mortgage-Backed Securities	—	8,638,971	8,638,971
Sovereign Bond	—	254,610	254,610
U.S. Treasury Obligations	—	19,869,004	19,869,004

Total Investments	$161,203,568	$71,934,268	$233,137,836

Derivatives:
Assets:
Futures Contracts	$192,710	$—	$192,710

Liabilities:
Futures Contracts	$(495,129)	$—	$(495,129)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–92.72%
Aerospace & Defense–0.91%
Boeing	6,320	$2,072,202
HEICO Class A	12,693	900,568
Huntington Ingalls Industries	6,760	1,742,458
L3 Technologies	2,790	580,320
Spirit AeroSystems Holdings Class A	11,290	944,973

		6,240,521

Air Freight & Logistics–0.03%
CH Robinson Worldwide	1,900	178,049

		178,049

Airlines–0.47%
Copa Holdings Class A	14,250	1,832,978
Delta Air Lines	22,550	1,235,965
Southwest Airlines	3,440	197,043

		3,265,986

Auto Components–0.56%
BorgWarner	77,516	3,893,629

		3,893,629

Automobiles–0.25%
General Motors	38,870	1,412,536
Thor Industries	2,500	287,925

		1,700,461

Banks–7.85%
Bank of America	139,610	4,186,904
CIT Group	15,480	797,220
Citigroup	46,170	3,116,475
Citizens Financial Group	102,409	4,299,130
Comerica	5,040	483,487
East West Bancorp	4,500	281,430
Fifth Third Bancorp	217,548	6,907,149
First Republic Bank	47,961	4,441,668
Huntington Bancshares	231,380	3,493,838
KeyCorp	18,300	357,765
M&T Bank	46,869	8,640,769
PNC Financial Services Group	16,720	2,528,733
Popular	33,800	1,406,756
Regions Financial	73,530	1,366,187
SunTrust Banks	102,018	6,941,305
†SVB Financial Group	1,750	420,017
Synovus Financial	35,460	1,770,872
Wells Fargo & Co	17,040	893,066
Zions Bancorporation	34,687	1,829,046

		54,161,817

Beverages–2.08%
Constellation Brands Class A	19,633	4,474,753
Dr Pepper Snapple Group	58,546	6,930,675
Molson Coors Brewing Class B	31,422	2,367,019

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
PepsiCo	5,200	$567,580

		14,340,027

Biotechnology–0.84%
AbbVie	10,170	962,591
†Alnylam Pharmaceuticals	1,700	202,470
Amgen	11,740	2,001,435
†BioMarin Pharmaceutical	4,450	360,761
†Exelixis	4,200	93,030
Gilead Sciences	11,350	855,677
†Incyte	5,825	485,397
†Intercept Pharmaceuticals	3,850	236,852
†Seattle Genetics	4,800	251,232
†TESARO	6,475	369,981

		5,819,426

Building Products–0.66%
Fortune Brands Home & Security	67,762	3,990,504
Owens Corning	6,900	554,760

		4,545,264

Capital Markets–4.97%
Ameriprise Financial	35,029	5,182,190
BGC Partners Class A	8,400	112,980
Goldman Sachs Group	4,070	1,025,070
Invesco	132,732	4,248,751
Lazard Class A	5,100	268,056
LPL Financial Holdings	29,600	1,807,672
Morgan Stanley	23,910	1,290,184
MSCI	18,770	2,805,552
Northern Trust	51,116	5,271,593
Raymond James Financial	56,249	5,029,223
S&P Global	1,560	298,054
T. Rowe Price Group	64,419	6,955,319

		34,294,644

Chemicals–0.88%
Cabot	21,190	1,180,707
Huntsman	43,110	1,260,967
Sherwin-Williams	9,211	3,611,817

		6,053,491

Commercial Services & Supplies–0.21%
KAR Auction Services	23,100	1,252,020
†Stericycle	3,150	184,369

		1,436,389

Communications Equipment–1.08%
†ARRIS International	44,160	1,173,331
Cisco Systems	8,110	347,838
†CommScope Holding	134,710	5,384,359
†F5 Networks	3,750	542,287

		7,447,815

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.33%
EMCOR Group	3,890	$303,148
Fluor	2,380	136,184
Jacobs Engineering Group	30,840	1,824,186

		2,263,518

Consumer Finance–0.94%
Ally Financial	162,466	4,410,952
Capital One Financial	1,010	96,778
†Credit Acceptance	2,300	759,943
Discover Financial Services	11,890	855,248
Synchrony Financial	10,220	342,677

		6,465,598

Containers & Packaging–2.58%
Avery Dennison	4,790	508,937
Ball	165,648	6,577,882
†Berry Global Group	28,100	1,540,161
Silgan Holdings	141,132	3,930,526
WestRock	82,086	5,267,459

		17,824,965

Distributors–0.51%
Genuine Parts	39,383	3,538,169

		3,538,169

Diversified Consumer Services–0.08%
†ServiceMaster Global Holdings	11,500	584,775

		584,775

Diversified Financial Services–0.03%
Voya Financial	3,400	171,700

		171,700

Diversified Telecommunication Services–0.07%
CenturyLink	31,150	511,795

		511,795

Electric Utilities–2.08%
Edison International	62,391	3,971,811
Entergy	5,000	393,900
FirstEnergy	16,700	567,967
Great Plains Energy	4,700	149,413
NextEra Energy	5,890	962,014
Pinnacle West Capital	520	41,496
Westar Energy	26,895	1,414,408
Xcel Energy	150,091	6,826,139

		14,327,148

Electrical Equipment–1.64%
Acuity Brands	26,687	3,714,563
AMETEK	56,083	4,260,626
Hubbell	22,325	2,718,739
Regal Beloit	5,700	418,095

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Rockwell Automation	1,260	$219,492

		11,331,515

Electronic Equipment, Instruments & Components–2.82%
Amphenol Class A	56,711	4,884,518
†Arrow Electronics	67,339	5,186,450
CDW	76,647	5,389,051
†Keysight Technologies	76,684	4,017,475

		19,477,494

Energy Equipment & Services–0.09%
Baker Hughes a GE Co	12,320	342,126
TechnipFMC	9,120	268,584

		610,710

Equity Real Estate Investment Trusts–8.20%
Alexandria Real Estate Equities	1,300	162,357
American Campus Communities	51,980	2,007,468
American Homes 4 Rent Class A	112,128	2,251,530
Apple Hospitality REIT	29,500	518,315
AvalonBay Communities	26,106	4,293,393
Boston Properties	35,212	4,338,823
Brixmor Property Group	188,747	2,878,392
CoreCivic	24,400	476,288
CoreSite Realty	500	50,130
Corporate Office Properties Trust	12,500	322,875
Crown Castle International	1,450	158,935
DCT Industrial Trust	500	28,170
Digital Realty Trust	2,020	212,868
Douglas Emmett	2,360	86,754
Equinix	3,645	1,524,120
†Equity Commonwealth	39,370	1,207,478
Equity LifeStyle Properties	3,430	301,051
Essex Property Trust	11,696	2,814,993
Federal Realty Investment Trust	29,498	3,425,013
GEO Group	11,500	235,405
HCP	35,018	813,468
Hospitality Properties Trust	9,610	243,517
Host Hotels & Resorts	13,700	255,368
Hudson Pacific Properties	18,100	588,793
Invitation Homes	15,500	353,865
JBG SMITH Properties	47,337	1,595,730
Kimco Realty	149,503	2,152,843
Liberty Property Trust	3,200	127,136
Mid-America Apartment Communities	1,599	145,893
Outfront Media	144,306	2,704,294
Park Hotels & Resorts	76,504	2,067,138
Piedmont Office Realty Trust Class A	31,750	558,483
Prologis	11,750	740,133
Rayonier	97,776	3,439,760
Regency Centers	42,362	2,498,511
Retail Properties of America	3,100	36,146
†SBA Communications	9,200	1,572,464

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
SL Green Realty	250	$24,207
Sun Communities	3,100	283,247
Taubman Centers	900	51,219
Vornado Realty Trust	59,655	4,014,781
Weyerhaeuser	106,709	3,734,815
WP Carey	19,989	1,239,118

		56,535,287

Food & Staples Retailing–0.98%
CVS Health	5,580	347,132
Kroger	181,105	4,335,654
Walgreens Boots Alliance	2,320	151,890
Walmart	21,450	1,908,407

		6,743,083

Food Products–1.65%
Archer-Daniels-Midland	17,790	771,552
Bunge	2,700	199,638
Conagra Brands	18,590	685,599
Ingredion	9,945	1,282,109
†Pilgrim’s Pride	56,000	1,378,160
Pinnacle Foods	51,162	2,767,864
†Post Holdings	28,215	2,137,568
Tyson Foods Class A	29,390	2,151,054

		11,373,544

Gas Utilities–0.70%
National Fuel Gas	79,232	4,076,486
UGI	16,570	736,039

		4,812,525

Health Care Equipment & Supplies–1.32%
Baxter International	4,260	277,070
Hill-Rom Holdings	17,200	1,496,400
†Hologic	15,690	586,178
†Intuitive Surgical	2,070	854,558
STERIS	600	56,016
Teleflex	900	229,482
Zimmer Biomet Holdings	51,286	5,592,225

		9,091,929

Health Care Providers & Services–5.01%
AmerisourceBergen	63,809	5,500,974
Anthem	5,830	1,280,851
†Centene	5,550	593,129
Cigna	29,307	4,915,956
†DaVita	4,200	276,948
†Express Scripts Holding	21,290	1,470,713
†Henry Schein	43,763	2,941,311
Humana	22,129	5,948,939
†Laboratory Corp. of America Holdings	23,905	3,866,634
McKesson	1,570	221,166
†MEDNAX	2,200	122,386

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Molina Healthcare	11,100	$901,098
Patterson	10,700	237,861
†Premier Class A	27,200	851,632
Universal Health Services Class B	34,974	4,141,271
†WellCare Health Plans	6,535	1,265,372

		34,536,241

Hotels, Restaurants & Leisure–1.45%
†Hilton Grand Vacations	4,200	180,684
Hilton Worldwide Holdings	82,188	6,473,127
Hyatt Hotels Class A	9,300	709,218
Marriott International Class A	12,764	1,735,649
Vail Resorts	950	210,615
Wyndham Worldwide	4,050	463,441
Yum China Holdings	5,450	226,175

		9,998,909

Household Durables–1.80%
†Mohawk Industries	36,152	8,395,217
Newell Brands	122,416	3,119,160
†NVR	50	140,000
Toll Brothers	18,270	790,177

		12,444,554

Household Products–0.50%
Energizer Holdings	49,639	2,957,492
Procter & Gamble	5,780	458,238

		3,415,730

Independent Power & Renewable Electricity Producers–0.66%
AES	65,120	740,414
NRG Energy	81,010	2,473,235
†Vistra Energy	63,690	1,326,663

		4,540,312

Industrial Conglomerates–0.58%
Carlisle	38,008	3,968,415

		3,968,415

Insurance–6.66%
Alleghany	4,130	2,537,637
Allstate	19,250	1,824,900
American Financial Group	5,570	625,065
American National Insurance	400	46,784
†Arch Capital Group	1,240	106,132
Aspen Insurance Holdings	2,470	110,780
Assurant	2,490	227,611
Assured Guaranty	3,670	132,854
Chubb	10,649	1,456,464
Everest Re Group	2,175	558,584
First American Financial	25,970	1,523,920
FNF Group	7,850	314,157
Hanover Insurance Group	5,360	631,890
Hartford Financial Services Group	117,765	6,067,253

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Loews	163,339	$8,122,848
Marsh & McLennan	45,509	3,758,588
MetLife	4,870	223,484
Old Republic International	3,400	72,930
Primerica	5,670	547,722
Principal Financial Group	3,100	188,821
Progressive	87,039	5,303,286
Prudential Financial	4,310	446,301
Torchmark	7,080	595,924
Travelers	7,020	974,797
Unum Group	78,897	3,756,286
Willis Towers Watson	3,740	569,191
WR Berkley	32,315	2,349,301
XL Group	52,243	2,886,948

		45,960,458

Internet & Direct Marketing Retail–0.77%
Expedia Group	45,738	5,049,933
†Liberty Interactive Corp. QVC Group Class A	9,600	241,632

		5,291,565

Internet Software & Services–0.65%
†Dropbox Class A	10,900	340,625
†Match Group	62,435	2,774,611
†Twitter	17,800	516,378
†VeriSign	7,170	850,075

		4,481,689

IT Services–1.52%
†Black Knight	11,721	552,059
DXC Technology	27,180	2,732,405
Fidelity National Information Services	4,000	385,200
Genpact	3,300	105,567
Jack Henry & Associates	35,504	4,294,209
Leidos Holdings	3,100	202,740
†Teradata	8,290	328,864
Total System Services	8,700	750,462
†Worldpay Class A	13,895	1,142,725

		10,494,231

Machinery–2.65%
Caterpillar	11,220	1,653,604
Crane	10,770	998,810
Deere & Co	1,550	240,746
†Gardner Denver Holdings	14,300	438,724
IDEX	34,109	4,860,874
Ingersoll-Rand	16,400	1,402,364
†Middleby	10,941	1,354,386
Parker-Hannifin	5,050	863,701
Snap-on	35,821	5,285,030
†WABCO Holdings	8,850	1,184,749

		18,282,988

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.60%
CBS Class B	56,748	$2,916,280
†Charter Communications Class A	3,580	1,114,168
Comcast Class A	32,110	1,097,199
†DISH Network Class A	75,763	2,870,660
Lions Gate Entertainment Class A	1,200	30,996
†Madison Square Garden Class A	2,070	508,806
Sirius XM Holdings	143,490	895,378
Viacom Class B	28,400	882,104
Walt Disney	7,040	707,098

		11,022,689

Metals & Mining–0.61%
†Alcoa	8,690	390,702
†Freeport-McMoRan	55,910	982,339
Newmont Mining	5,280	206,290
Reliance Steel & Aluminum	1,350	115,749
Steel Dynamics	47,150	2,084,973
United States Steel	11,200	394,128

		4,174,181

Mortgage Real Estate Investment Trusts–0.15%
AGNC Investment	13,080	247,474
Chimera Investment	45,970	800,338

		1,047,812

Multiline Retail–1.42%
†Dollar Tree	12,900	1,224,210
Kohl’s	85,823	5,622,265
Nordstrom	56,398	2,730,227
Target	2,840	197,181

		9,773,883

Multi-Utilities–3.29%
Ameren	3,350	189,711
CenterPoint Energy	82,716	2,266,418
CMS Energy	157,563	7,136,028
Consolidated Edison	2,145	167,181
DTE Energy	1,330	138,852
MDU Resources Group	25,380	714,701
Sempra Energy	49,718	5,529,636
WEC Energy Group	104,678	6,563,311

		22,705,838

Oil, Gas & Consumable Fuels–6.14%
Andeavor	4,300	432,408
Cabot Oil & Gas	31,200	748,176
Chevron	15,160	1,728,846
Cimarex Energy	4,455	416,543
ConocoPhillips	40,070	2,375,750
Devon Energy	29,280	930,811
†Energen	148,315	9,323,081
EQT	150,001	7,126,548
Exxon Mobil	5,350	399,163

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
HollyFrontier	16,440	$803,258
Marathon Oil	73,400	1,183,942
Marathon Petroleum	37,630	2,751,129
Murphy Oil	3,940	101,810
Noble Energy	630	19,089
Occidental Petroleum	6,130	398,205
ONEOK	4,500	256,140
PBF Energy Class A	93,481	3,169,006
Peabody Energy	7,240	264,260
†QEP Resources	8,930	87,425
Valero Energy	27,260	2,528,910
Williams	267,069	6,639,335
World Fuel Services	18,080	443,864
†WPX Energy	13,980	206,624

		42,334,323

Personal Products–1.24%
Coty Class A	198,160	3,626,328
†Edgewell Personal Care	64,200	3,134,244
†Herbalife	6,700	653,049
Nu Skin Enterprises Class A	14,960	1,102,702

		8,516,323

Pharmaceuticals–0.50%
†Endo International	8,400	49,896
†Mallinckrodt	12,100	175,208
†Mylan	14,300	588,731
Perrigo	1,100	91,674
Pfizer	71,030	2,520,855

		3,426,364

Professional Services–0.44%
ManpowerGroup	20,350	2,342,285
†TransUnion	12,500	709,750

		3,052,035

Real Estate Management & Development–0.73%
†CBRE Group Class A	104,857	4,951,348
Realogy Holdings	2,980	81,294

		5,032,642

Road & Rail–0.03%
Landstar System	1,960	214,914

		214,914

Semiconductors & Semiconductor Equipment–1.68%
Analog Devices	38,622	3,519,623
Applied Materials	33,240	1,848,476
†First Solar	17,620	1,250,668
KLA-Tencor	3,800	414,238
Lam Research	8,280	1,682,165
Marvell Technology Group	67,940	1,426,740
†ON Semiconductor	37,860	926,056

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne	11,820	$540,292

		11,608,258

Software–1.36%
Activision Blizzard	5,250	354,165
CA	24,800	840,720
†Cadence Design Systems	11,320	416,236
†Citrix Systems	8,920	827,776
†Dell Technologies Class V	5,600	409,976
†Nuance Communications	14,500	228,375
SS&C Technologies Holdings	15,100	809,964
†Synopsys	45,219	3,764,030
†Take-Two Interactive Software	6,600	645,348
†VMware Class A	5,170	626,966
†Zynga Class A	119,900	438,834

		9,362,390

Specialty Retail–2.90%
†AutoZone	7,494	4,861,283
Best Buy	96,307	6,740,527
†Burlington Stores	1,920	255,648
Gap	124,788	3,893,386
Tiffany	41,413	4,044,394
†Urban Outfitters	6,400	236,544

		20,031,782

Technology Hardware, Storage & Peripherals–0.94%
HP	99,110	2,172,491
†NCR	12,200	384,544
NetApp	21,270	1,312,146
Western Digital	16,170	1,492,006
Xerox	40,120	1,154,654

		6,515,841

Textiles, Apparel & Luxury Goods–1.81%
†Michael Kors Holdings	21,390	1,327,891
PVH	51,319	7,771,236
Ralph Lauren	30,398	3,398,496

		12,497,623

Trading Companies & Distributors–0.82%
†HD Supply Holdings	10,700	405,958
MSC Industrial Direct	48,463	4,444,542
†United Rentals	4,620	798,013

		5,648,513

Total Common Stock (Cost $505,882,331)		639,421,777

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–6.55%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	45,194,969	$45,194,969

Total Money Market Fund (Cost $45,194,969)		45,194,969

TOTAL VALUE OF SECURITIES–99.27% (Cost $551,077,300)	$684,616,746
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.73%	5,038,713

NET ASSETS APPLICABLE TO 39,960,988 SHARES OUTSTANDING–100.00%	$689,655,459

† Non-income producing.

«Includes $4,699,200 cash collateral held at broker and $1,434,160 variation margin due to broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contracts:
11	E-mini S&P 500 Index	$1,453,650	$1,503,012	6/18/18	$—	$(49,362)
(406)	E-mini S&P 500 Index	(53,652,900)	(53,863,005)	6/18/18	210,105	—
4	E-mini S&P MidCap 400 Index	753,240	768,833	6/15/18	—	(15,593)
(270)	E-mini S&P MidCap 400 Index	(50,843,700)	(50,455,148)	6/15/18	—	(388,552)

Total Futures Contracts					$210,105	$(453,507)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:
Assets:
Common Stock	$639,421,777
Money Market Fund	45,194,969

Total Investments	$684,616,746

Derivatives:
Assets:
Futures Contracts	$210,105

Liabilities:
Futures Contracts	$(453,507)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.88%
INVESTMENT COMPANIES–94.88%
Equity Fund–9.34%
*Lincoln Variable Insurance Products Trust– LVIP MFS Value Fund	780,940	$32,601,923

		32,601,923

International Equity Funds–85.54%
*Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	13,141,684	232,055,864
MFS® Variable Insurance Trust II– XMFS® Research International Portfolio	3,929,411	66,485,634

		298,541,498

Total Affiliated Investments (Cost $275,502,635)		331,143,421

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.91%
INVESTMENT COMPANY–4.91%
Money Market Fund–4.91%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	17,135,944	$ 17,135,944

Total Unaffiliated Investment (Cost $17,135,944)		17,135,944

TOTAL VALUE OF SECURITIES–99.79% (Cost $292,638,579)	348,279,365
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	729,531

NET ASSETS APPLICABLE TO 30,665,023 SHARES OUTSTANDING–100.00%	$ 349,008,896

*	Standard Class shares.
X	Initial Class.
«	Includes $1,053,786 cash collateral held at broker for futures contracts and $162,107 variation margin due from broker on future contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
41	British Pound	$3,602,363	$3,593,506	6/19/18	$8,857	$—
38	Euro	5,870,288	5,917,427	6/19/18	—	(47,139)
36	Japanese Yen	4,249,575	4,263,665	6/19/18	—	(14,090)

					8,857	(61,229)

Equity Contracts:
17	E-mini S&P 500 Index	2,246,550	2,332,736	6/18/18	—	(86,186)
145	Euro STOXX 50 Index	5,853,804	5,962,394	6/18/18	—	(108,590)
36	FTSE 100 Index	3,532,277	3,602,241	6/18/18	—	(69,964)
21	Nikkei 225 Index (OSE)	4,185,988	4,118,910	6/8/18	67,078	—

					67,078	(264,740)

Total Futures Contracts					$75,935	$(325,969)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$331,143,421
Unaffiliated Investment Company	17,135,944

Total Investments	$348,279,365

Derivatives:
Assets:
Futures Contracts	$75,935

Liabilities:
Futures Contracts	$(325,969)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation(Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.88%*
Equity Fund–9.34%*
LVIP MFS Value Fund	$29,610,313	$4,095,339	$32,300	$(216)	$(1,071,213)	$32,601,923	780,940	$—	$—
International Equity Funds–85.54%*
LVIP MFS International Growth Fund	209,661,680	25,656,099	226,102	(1,412)	(3,034,401)	232,055,864	13,141,684	—	—
MFS® Research International Portfolio	60,129,776	7,279,134	336,190	(14,713)	(572,373)	66,485,634	3,929,411	—	—

Total	$299,401,769	$37,030,572	$594,592	$(16,341)	$(4,677,987)	$331,143,421	17,852,035	$—	$—

*As a percentage of Net Assets.

LVIP MFS International Equity Managed Volatility Fund–4

LVIP MFS International Growth Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.58%
Australia–1.89%
Brambles	1,749,141	$13,499,634
Caltex Australia	297,641	7,230,026
Oil Search	1,577,029	8,759,950

		29,489,610

Brazil–0.40%
Ambev ADR	845,496	6,146,756

		6,146,756

Canada–3.80%
Canadian National Railway	453,775	33,184,566
Element Fleet Management	843,249	2,716,252
Ritchie Bros Auctioneers	314,061	9,872,683
Suncor Energy	392,540	13,555,404

		59,328,905

☐China–3.77%
†Alibaba Group Holding ADR	149,565	27,451,160
†Baidu ADR	63,146	14,093,556
China Resources Beer Holdings	1,738,000	7,576,352
China Resources Gas Group	1,320,000	4,616,035
Yum China Holdings	120,900	5,017,350

		58,754,453

Denmark–0.87%
Novo Nordisk Class B	275,027	13,527,439

		13,527,439

France–19.67%
Air Liquide	187,092	22,959,491
Danone	380,666	30,865,269
Dassault Systemes	173,807	23,636,612
Essilor International Cie Generale d’Optique	211,976	28,595,700
Kering	59,330	28,455,691
Legrand	113,935	8,939,420
L’Oreal	178,570	40,331,577
LVMH Moet Hennessy Louis Vuitton	125,333	38,624,274
Pernod Ricard	271,566	45,193,569
Publicis Groupe	164,225	11,435,284
†Schneider Electric	315,313	27,766,899

		306,803,786

Germany–11.50%
Bayer	251,481	28,350,398
Brenntag	229,194	13,644,408
Fresenius Medical Care & Co	216,278	22,089,069
GEA Group	308,985	13,140,129
†Linde	106,208	22,442,742
†QIAGEN	430,804	13,927,182
SAP	483,474	50,756,004
Symrise	186,603	15,025,175

		179,375,107

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
∎Hong Kong–3.41%
AIA Group	6,227,800	$53,239,459

		53,239,459

India–1.93%
Adani Ports & Special Economic Zone	335,922	1,837,003
HDFC Bank ADR	198,205	19,576,708
ITC	2,217,394	8,742,296

		30,156,007

Ireland–0.66%
Paddy Power Betfair	100,411	10,286,014

		10,286,014

Israel–1.81%
†Nice ADR	300,436	28,219,953

		28,219,953

Italy–0.87%
Prysmian	433,477	13,612,115

		13,612,115

Japan–9.19%
AEON Financial Service	616,000	14,283,341
Bandai Namco Holdings	176,700	5,718,667
Japan Tobacco	393,500	11,241,121
Kao	210,600	15,810,478
Obic	226,200	19,061,423
SoftBank Group	198,700	14,821,284
Sundrug	438,100	20,505,695
Terumo	509,000	26,474,022
TOTO	294,900	15,461,828

		143,377,859

Mexico–0.69%
Grupo Financiero Banorte	1,303,334	7,966,970
Grupo Financiero Inbursa	1,720,751	2,848,042

		10,815,012

Netherlands–1.82%
Akzo Nobel	299,972	28,342,236

		28,342,236

Peru–0.44%
Credicorp	30,331	6,886,350

		6,886,350

Republic of Korea–0.23%
NAVER	4,754	3,538,040

		3,538,040

Singapore–1.53%
DBS Group Holdings	1,132,200	23,914,726

		23,914,726

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain–1.77%
Amadeus IT Group	372,039	$27,532,052

		27,532,052

Sweden–0.76%
Telefonaktiebolaget LM Ericsson Class B	1,871,629	11,918,456

		11,918,456

Switzerland–12.08%
†Julius Baer Group	239,368	14,731,064
Nestle	714,936	56,509,634
Novartis	427,905	34,609,331
Roche Holding	201,918	46,319,409
Sika	1,141	8,950,181
†UBS Group	1,553,324	27,367,902

		188,487,521

Taiwan–2.28%
MediaTek	713,000	8,203,948
Taiwan Semiconductor Manufacturing ADR	626,401	27,411,308

		35,615,256

United Kingdom–13.00%
Burberry Group	546,239	13,020,422
Compass Group	934,493	19,081,368
Croda International	223,838	14,379,658
Diageo	877,234	29,667,800

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Experian	720,823	$15,589,003
HSBC Holdings	2,000,566	18,786,743
Intertek Group	244,416	15,999,026
Reckitt Benckiser Group	342,283	28,891,351
†Rolls-Royce Holdings	1,358,062	16,603,834
Whitbread	297,101	15,421,632
WPP	967,917	15,381,784

		202,822,621

United States–4.21%
Accenture Class A	289,761	44,478,313
†Mellanox Technologies	74,057	5,395,052
†Mettler-Toledo International	27,531	15,831,151

		65,704,516

Total Common Stock (Cost $1,179,089,346)		1,537,894,249

MONEY MARKET FUND–0.94%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	14,715,897	14,715,897

Total Money Market Fund (Cost $14,715,897)		14,715,897

TOTAL VALUE OF SECURITIES–99.52% (Cost $1,193,805,243)	1,552,610,146
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	7,443,777

NET ASSETS APPLICABLE TO 88,342,549 SHARES OUTSTANDING–100.00%	$1,560,053,923

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	1,584,390	USD	(1,956,260)	4/3/18	$—	$(6,069)
BCLY	GBP	(2,150,109)	USD	3,033,589	4/3/18	16,356	—
BNP	EUR	(581,759)	USD	715,116	4/4/18	—	(1,009)

Total Foreign Currency Exchange Contracts						$16,356	$(7,078)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

EUR–Euro

GBP–British Pound Sterling

USD–United States Dollar

See accompanying notes.

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock
Australia	$—	$29,489,610	$29,489,610
Brazil	6,146,756	—	6,146,756
Canada	59,328,905	—	59,328,905
China	46,562,066	12,192,387	58,754,453
Denmark	—	13,527,439	13,527,439
France	45,193,569	261,610,217	306,803,786
Germany	—	179,375,107	179,375,107
Hong Kong	—	53,239,459	53,239,459
India	19,576,708	10,579,299	30,156,007
Ireland	—	10,286,014	10,286,014
Israel	28,219,953	—	28,219,953
Italy	—	13,612,115	13,612,115
Japan	—	143,377,859	143,377,859
Mexico	10,815,012	—	10,815,012
Netherlands	—	28,342,236	28,342,236
Peru	6,886,350	—	6,886,350
Republic of Korea	—	3,538,040	3,538,040
Singapore	—	23,914,726	23,914,726
Spain	—	27,532,052	27,532,052
Sweden	—	11,918,456	11,918,456
Switzerland	—	188,487,521	188,487,521
Taiwan	27,411,308	8,203,948	35,615,256
United Kingdom	—	202,822,621	202,822,621
United States	65,704,516	—	65,704,516
Money Market Fund	14,715,897	—	14,715,897

Total Investments	$330,561,040	$1,222,049,106	$1,552,610,146

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$16,356	$16,356

Liabilities:
Foreign Currency Exchange Contracts	$—	$(7,078)	$(7,078)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at March 31, 2018, a portion of the portfolio was categorized as Level 2.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Growth Fund–5

LVIP MFS Value Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.61%
Aerospace & Defense–3.56%
Lockheed Martin	29,586	$9,997,997
Northrop Grumman	70,551	24,630,765
United Technologies	132,340	16,651,019

		51,279,781

Air Freight & Logistics–0.55%
United Parcel Service Class B	75,272	7,877,968

		7,877,968

Auto Components–0.78%
Aptiv	132,905	11,292,938

		11,292,938

Automobiles–0.14%
Harley-Davidson	47,148	2,021,706

		2,021,706

Banks–14.03%
Citigroup	476,081	32,135,467
JPMorgan Chase & Co.	634,353	69,759,799
PNC Financial Services Group	155,729	23,552,454
US Bancorp	618,681	31,243,391
Wells Fargo & Co.	870,905	45,644,131

		202,335,242

Beverages–1.65%
Diageo	491,024	16,606,290
PepsiCo	65,903	7,193,312

		23,799,602

Building Products–1.74%
Johnson Controls International	713,851	25,156,109

		25,156,109

Capital Markets–8.51%
Bank of New York Mellon	307,932	15,867,736
BlackRock	32,356	17,527,892
Franklin Resources	123,238	4,273,894
Goldman Sachs Group	149,135	37,561,141
Moody’s	64,080	10,336,104
Nasdaq	185,209	15,968,720
State Street	137,729	13,735,713
T. Rowe Price Group	68,402	7,385,364

		122,656,564

Chemicals–3.55%
DowDuPont	85,776	5,464,789
Monsanto	47,166	5,503,801
PPG Industries	247,931	27,669,100
Sherwin-Williams	31,985	12,541,958

		51,179,648

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance–1.06%
American Express	164,357	$15,331,221

		15,331,221

Containers & Packaging–0.41%
†Crown Holdings	115,467	5,859,950

		5,859,950

Diversified Telecommunication Services–0.74%
Verizon Communications	224,476	10,734,442

		10,734,442

Electric Utilities–2.61%
Duke Energy	297,625	23,057,009
Southern	197,507	8,820,663
Xcel Energy	127,242	5,786,966

		37,664,638

Electrical Equipment–1.02%
Eaton	184,138	14,714,468

		14,714,468

Energy Equipment & Services–1.68%
Schlumberger	374,562	24,264,126

		24,264,126

Equity Real Estate Investment Trusts–0.37%
Public Storage	26,470	5,304,323

		5,304,323

Food & Staples Retailing–0.15%
CVS Health	35,499	2,208,393

		2,208,393

Food Products–4.19%
Archer-Daniels-Midland	192,743	8,359,264
Danone	87,009	7,054,888
General Mills	354,422	15,970,255
JM Smucker	53,440	6,627,094
Nestle	283,711	22,424,951

		60,436,452

Health Care Equipment & Supplies–4.99%
Abbott Laboratories	316,744	18,979,300
Danaher	198,814	19,465,879
Medtronic	417,394	33,483,347

		71,928,526

Health Care Providers & Services–2.07%
Cigna	76,811	12,884,277
†Express Scripts Holding	100,003	6,908,207
McKesson	71,082	10,013,321

		29,805,805

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–0.26%
Newell Brands	145,351	$3,703,543

		3,703,543

Household Products–1.16%
Kimberly-Clark	26,812	2,952,806
Procter & Gamble	79,460	6,299,589
Reckitt Benckiser Group	88,161	7,441,475

		16,693,870

Industrial Conglomerates–3.17%
3M	83,186	18,260,991
Honeywell International	189,591	27,397,795

		45,658,786

Insurance–7.47%
Aon	189,237	26,555,628
Chubb	197,484	27,009,887
MetLife	344,528	15,810,390
Prudential Financial	77,868	8,063,231
Travelers	218,535	30,345,770

		107,784,906

IT Services–6.15%
Accenture Class A	269,361	41,346,914
Amdocs	54,464	3,633,838
Cognizant Technology Solutions Class A	60,097	4,837,809
DXC Technology	77,582	7,799,318
Fidelity National Information Services	160,659	15,471,462
†Fiserv	159,985	11,408,530
International Business Machines	27,069	4,153,197

		88,651,068

Leisure Products–0.18%
Hasbro	31,418	2,648,537

		2,648,537

Life Sciences Tools & Services–1.43%
Thermo Fisher Scientific	100,039	20,654,052

		20,654,052

Machinery–2.08%
Illinois Tool Works	85,140	13,338,032
Ingersoll-Rand	93,170	7,966,967
Stanley Black & Decker	56,661	8,680,465

		29,985,464

Media–3.88%
Comcast Class A	716,570	24,485,197
Interpublic Group	491,284	11,314,271
Omnicom Group	241,620	17,558,525
Time Warner	27,539	2,604,639

		55,962,632

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.38%
Chevron	103,121	$ 11,759,919
EOG Resources	149,955	15,785,763
Exxon Mobil	147,164	10,979,906
Occidental Petroleum	156,086	10,139,347

		48,664,935

Personal Products–0.38%
Coty Class A	299,336	5,477,849

		5,477,849

Pharmaceuticals–6.70%
Johnson & Johnson	374,029	47,931,816
Merck & Co.	208,813	11,374,044
Novartis	40,043	3,238,713
Pfizer	886,877	31,475,265
Roche Holding	11,488	2,635,314

		96,655,152

Professional Services–0.55%
Equifax	66,834	7,873,714

		7,873,714

Road & Rail–1.57%
Canadian National Railway	102,051	7,462,990
Union Pacific	112,544	15,129,290

		22,592,280

Semiconductors & Semiconductor Equipment–1.76%
Analog Devices	42,523	3,875,121
Texas Instruments	206,564	21,459,934

		25,335,055

Textiles, Apparel & Luxury Goods–0.65%
Hanesbrands	321,266	5,917,720
NIKE Class B	52,413	3,482,320

		9,400,040

Tobacco–3.85%
Altria Group	186,733	11,637,201
Philip Morris International	441,902	43,925,059

		55,562,260

Trading Companies & Distributors–0.19%
†HD Supply Holdings	72,642	2,756,037

		2,756,037

Total Common Stock (Cost $906,038,413)		1,421,912,082

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.81%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	26,150,050	$26,150,050

Total Money Market Fund (Cost $26,150,050)		26,150,050

TOTAL VALUE OF SECURITIES–100.42% (Cost $932,188,463)	$1,448,062,132
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.42%)	(6,107,236)

NET ASSETS APPLICABLE TO 34,567,008 SHARES OUTSTANDING–100.00%	$1,441,954,896

† Non-income producing.

The following foreign currency exchange contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BBH	CHF	173,908	USD	(181,774)	4/4/18	$224
BNP	EUR	36,788	USD	(45,221)	4/4/18	64
HSBC	GBP	110,897	USD	(155,530)	4/4/18	97

Total Foreign Currency Exchange Contracts						$385

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

BBH–Brown Brothers Harriman, & Co.

BNP–Banque Paribas

CHF–Swiss Franc

EUR–Euro

GBP–British Pound Sterling

HSBC–Hong Kong Shanghai Bank

IT–Information Technology

USD–United States Dollar

See accompanying notes.

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$51,279,781	$—	$51,279,781
Air Freight & Logistics	7,877,968	—	7,877,968
Auto Components	11,292,938	—	11,292,938
Automobiles	2,021,706	—	2,021,706
Banks	202,335,242	—	202,335,242
Beverages	7,193,312	16,606,290	23,799,602
Building Products	25,156,109	—	25,156,109
Capital Markets	122,656,564	—	122,656,564
Chemicals	51,179,648	—	51,179,648
Consumer Finance	15,331,221	—	15,331,221
Containers & Packaging	5,859,950	—	5,859,950
Diversified Telecommunication Services	10,734,442	—	10,734,442
Electric Utilities	37,664,638	—	37,664,638
Electrical Equipment	14,714,468	—	14,714,468
Energy Equipment & Services	24,264,126	—	24,264,126
Equity Real Estate Investment Trusts	5,304,323	—	5,304,323
Food & Staples Retailing	2,208,393	—	2,208,393
Food Products	30,956,613	29,479,839	60,436,452
Health Care Equipment & Supplies	71,928,526	—	71,928,526
Health Care Providers & Services	29,805,805	—	29,805,805
Household Durables	3,703,543	—	3,703,543
Household Products	9,252,395	7,441,475	16,693,870
Industrial Conglomerates	45,658,786	—	45,658,786
Insurance	107,784,906	—	107,784,906
IT Services	88,651,068	—	88,651,068
Leisure Products	2,648,537	—	2,648,537
Life Sciences Tools & Services	20,654,052	—	20,654,052
Machinery	29,985,464	—	29,985,464
Media	55,962,632	—	55,962,632
Oil, Gas & Consumable Fuels	48,664,935	—	48,664,935
Personal Products	5,477,849	—	5,477,849
Pharmaceuticals	90,781,125	5,874,027	96,655,152
Professional Services	7,873,714	—	7,873,714
Road & Rail	22,592,280	—	22,592,280
Semiconductors & Semiconductor Equipment	25,335,055	—	25,335,055
Textiles, Apparel & Luxury Goods	9,400,040	—	9,400,040
Tobacco	55,562,260	—	55,562,260
Trading Companies & Distributors	2,756,037	—	2,756,037
Money Market Fund	26,150,050	—	26,150,050

Total Investments	$1,388,660,501	$59,401,631	$1,448,062,132

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$385	$385

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at March 31, 2018, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other

LVIP MFS Value Fund–5

LVIP MFS Value Fund

Notes (continued)

2. Investments (continued)

observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS Value Fund–6

LVIP Mondrian International Value Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.70%
Australia–1.31%
QBE Insurance Group	2,071,256	$15,453,079

		15,453,079

Denmark–1.28%
ISS	404,652	15,028,560

		15,028,560

France–6.30%
Cie de Saint-Gobain	381,418	20,140,788
Sanofi	470,490	37,752,160
Societe Generale	299,073	16,242,771

		74,135,719

Germany–10.61%
Allianz	128,434	29,033,432
Bayerische Motoren Werke	106,478	11,581,587
Daimler	364,568	31,061,207
Deutsche Telekom	1,309,317	21,421,348
Evonik Industries	415,416	14,648,968
SAP	162,123	17,019,975

		124,766,517

∎Hong Kong–5.37%
China Mobile	2,472,000	22,656,856
CK Hutchison Holdings	2,478,000	29,773,841
WH Group	10,056,000	10,774,862

		63,205,559

Italy–6.05%
Enel	5,948,909	36,402,645
Eni	1,976,454	34,815,756

		71,218,401

Japan–17.72%
Canon	169,500	6,149,173
FUJIFILM Holdings	453,400	18,105,932
Honda Motor	1,054,700	36,510,122
Isuzu Motors	605,100	9,271,028
Kirin Holdings	652,000	17,357,603
Kyushu Railway	347,100	10,828,391
Mitsubishi Electric	957,300	15,537,507
Otsuka Holdings	122,900	6,164,626
Secom	89,600	6,673,874
Sekisui Chemical	803,100	14,083,922
Sumitomo Electric Industries	1,037,100	15,850,524
Takeda Pharmaceutical	603,900	29,446,923
Tokio Marine Holdings	494,800	22,435,646

		208,415,271

Netherlands–5.82%
Koninklijke Ahold Delhaize	1,126,009	26,681,825
Royal Dutch Shell Class B	1,296,375	41,715,322

		68,397,147

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–6.54%
Ascendas Real Estate Investment Trust	6,908,400	$13,915,388
Jardine Matheson Holdings	157,200	9,687,657
Singapore Telecommunications	6,432,700	16,613,734
United Overseas Bank	1,743,681	36,690,920

		76,907,699

Spain–4.96%
Banco Santander	1,246,680	8,159,993
Iberdrola	3,981,157	29,275,013
Telefonica	2,106,576	20,869,546

		58,304,552

Sweden–4.11%
Telefonaktiebolaget LM Ericsson Class B	2,203,936	14,034,573
Telia	7,275,640	34,280,887

		48,315,460

Switzerland–6.37%
ABB	1,147,268	27,279,969
Novartis	300,664	24,317,968
Zurich Insurance Group	70,628	23,297,518

		74,895,455

Taiwan–1.82%
Taiwan Semiconductor Manufacturing	786,000	6,657,578
Taiwan Semiconductor Manufacturing ADR	337,028	14,748,345

		21,405,923

United Kingdom–20.44%
BP	4,293,663	28,961,201
G4S	6,717,541	23,379,793
GlaxoSmithKline	1,502,965	29,189,144
John Wood Group	1,876,442	14,258,385
Kingfisher	6,178,909	25,347,741
Lloyds Banking Group	35,854,764	32,614,448
National Grid	1,300,934	14,643,944
SSE	693,197	12,435,496
Tesco	12,916,533	37,383,133
WPP	1,393,678	22,147,822

		240,361,107

Total Common Stock (Cost $1,016,692,247)		1,160,810,449

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.17%
Bayerische Motoren Werke 4.57%	21,446	$2,012,477

Total Preferred Stock (Cost $1,547,482)		2,012,477

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.38%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	4,518,335	$ 4,518,335

Total Money Market Fund (Cost $4,518,335)		4,518,335

TOTAL VALUE OF SECURITIES–99.25% (Cost $1,022,758,064)	1,167,341,261
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.75%	8,788,841

NET ASSETS APPLICABLE TO 66,124,079 SHARES OUTSTANDING–100.00%	$1,176,130,102

Δ Securities have been classified by country of origin.

∎ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

The following foreign currency exchange contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	GBP	1,226	USD	(1,725)	4/3/18	$(3)
JPMC	JPY	(93,336,652)	USD	876,318	4/2/18	(1,086)
JPMC	JPY	(26,252,058)	USD	246,492	4/3/18	(304)

Total Foreign Currency Exchange Contracts						$(1,393)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–BNY Mellon

GBP–British Pound Sterling

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

USD–United States Dollar

See accompanying notes.

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock
Australia	$—	$15,453,079	$15,453,079
Denmark	—	15,028,560	15,028,560
France	—	74,135,719	74,135,719
Germany	—	124,766,517	124,766,517
Hong Kong	—	63,205,559	63,205,559
Italy	—	71,218,401	71,218,401
Japan	—	208,415,271	208,415,271
Netherlands	—	68,397,147	68,397,147
Singapore	—	76,907,699	76,907,699
Spain	—	58,304,552	58,304,552
Sweden	—	48,315,460	48,315,460
Switzerland	—	74,895,455	74,895,455
Taiwan	14,748,345	6,657,578	21,405,923
United Kingdom	—	240,361,107	240,361,107
Preferred Stock	—	2,012,477	2,012,477
Money Market Fund	4,518,335	—	4,518,335

Total Investments	$19,266,680	$1,148,074,581	$1,167,341,261

Derivatives:
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,393)	$(1,393)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at March 31, 2018, the majority of the portfolio was categorized as Level 2.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Mondrian International Value Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–37.07%
INVESTMENT COMPANIES–37.07%
Equity Funds–19.73%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA S&P 500 Index Fund	516,932	$9,425,224
LVIP SSGA Small-Cap Index Fund	119,662	3,789,471

		13,214,695

International Equity Funds–17.34%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	218,575	3,859,603
LVIP SSGA International Index Fund	789,675	7,756,978

		11,616,581

Total Affiliated Investments (Cost $21,134,384)		24,831,276

UNAFFILIATED INVESTMENTS–62.90%
INVESTMENT COMPANIES–62.90%
Equity Funds–44.40%
American Century VP–Mid Cap Value Fund	184,095	3,816,280
**BlackRock Equity Dividend Fund	114,562	2,539,834
#ClearBridge® – Variable Appreciation Portfolio	76,801	3,160,375
Fidelity® Variable Life Insurance Products–Fidelity® VIP Mid Cap Portfolio	124,136	4,427,930

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Fidelity® –VIP Contrafund® Portfolio	145,111	$5,031,004
Franklin Templeton Variable Insurance Products Trust–
Mutual Shares VIP Fund	157,416	3,170,366
Templeton Growth VIP Fund	240,111	3,788,949
#Invesco V.I. Comstock Fund	31,665	636,783
#Invesco V.I. Core Equity Fund	87,579	3,174,748

		29,746,269

International Equity Funds–13.43%
**DFA International Core Equity Portfolio	358,251	5,158,810
iShares Core MSCI Emerging Markets ETF	65,723	3,838,223

		8,997,033

Money Market Fund–5.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	3,394,638	3,394,638

		3,394,638

Total Unaffiliated Investments (Cost $39,509,339)		42,137,940

TOTAL VALUE OF SECURITIES–99.97% (Cost $60,643,723)	66,969,216
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	21,207

NET ASSETS APPLICABLE TO 6,096,259 SHARES OUTSTANDING–100.00%	$66,990,423

#	Series I shares.

*	Standard Class shares.

**	Institutional Class shares.

Initial Class.

Class 1 shares.

«	Includes $143,393 cash collateral held at broker for future contracts and $35,456 variation margin due from broker on futures contracts as of March 31, 2018.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
3	British Pound	$263,588	$262,902	6/19/18	$686	$—
2	Euro	308,963	311,444	6/19/18	—	(2,481)
2	Japanese Yen	236,088	236,875	6/19/18	—	(787)

					686	(3,268)

Equity Contracts:
3	E-mini MSCI Emerging Markets Index	178,170	176,182	6/18/18	1,988	—
2	E-mini Russell 2000 Index	153,120	157,756	6/18/18	—	(4,636)
10	E-mini S&P 500 Index	1,321,500	1,372,198	6/18/18	—	(50,698)
2	E-mini S&P MidCap 400 Index	376,620	390,995	6/15/18	—	(14,375)
9	Euro STOXX 50 Index	363,340	368,772	6/18/18	—	(5,432)
2	FTSE 100 Index	196,238	200,246	6/18/18	—	(4,008)
1	Nikkei 225 Index (OSE)	199,332	196,049	6/8/18	3,283	—

					5,271	(79,149)

Total Futures Contracts					$5,957	$(82,417)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

S&P–Standard and Poor’s

See accompanying notes.

LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP Multi-Manager Global Equity Managed Volatility Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies including exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). EFTs, except those traded on the Nasdaq Stock Market (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs, traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$24,831,276
Unaffiliated Investment Companies	42,137,940

Total Investments	$66,969,216

Derivatives:

Assets:
Futures Contracts	$5,957

Liabilities:
Futures Contracts	$(82,417)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–37.07%*
Equity Funds–19.73%*
LVIP SSGA S&P 500 Index Fund	$9,125,708	$568,612	$184,382	$(4,808)	$(79,906)	$9,425,224	516,932	$—	$—
LVIP SSGA Small-Cap Index Fund	3,633,757	227,443	62,915	(1,195)	(7,619)	3,789,471	119,662	—	—
International Equity Funds–17.34%*
LVIP MFS International Growth Fund	3,669,721	269,644	30,665	(950)	(48,147)	3,859,603	218,575	—	—
LVIP SSGA International Index Fund	7,310,110	579,243	61,331	(2,689)	(68,355)	7,756,978	789,675	—	—

Total	$23,739,296	$1,644,942	$339,293	$(9,642)	$(204,027)	$24,831,276	1,644,844	$—	$—

*As a percentage of Net Assets.

LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY ASSET-BACKED SECURITIES–0.41%
•Navient Student Loan Trust Series 2016-5A A 3.122% (LIBOR01M + 1.25%) 6/25/65	2,521,861	$2,583,965
•SLC Student Loan Trust Series 2005-3 A3 2.245% (LIBOR03M + 0.12%) 6/15/29	1,885,851	1,876,908

Total Agency Asset-Backed Securities (Cost $4,397,546)		4,460,873

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.62%
Fannie Mae REMICs
•Series 2014-49 AF 1.895% (LIBOR01M + 0.32%) 8/25/44	1,444,250	1,442,208
•Series 2017-95 FA 1.925% (LIBOR01M + 0.35%) 11/25/47	8,897,695	8,905,922
•Fannie Mae REMICs Series 2011-86 NF 2.422% (LIBOR01M + 0.55%) 9/25/41	2,594,897	2,615,119
Freddie Mac REMICs
•Series 4347 WF 1.975% (LIBOR01M + 0.40%) 1/15/40	3,122,163	3,126,254
•Series 4367 GF 1.925% (LIBOR01M + 0.35%) 3/15/37	9,568,394	9,503,165
•Series 4419 AF 1.915% (LIBOR01M + 0.34%) 6/15/40	6,203,142	6,191,271
•Series 4730 WF 1.925% (LIBOR01M + 0.35%) 8/15/38	9,047,583	9,033,538
Freddie Mac Strips
•Series 328 F4 1.925% (LIBOR01M + 0.35%) 2/15/38	8,913,693	8,915,402
•Series 330 F4 1.925% (LIBOR01M + 0.35%) 10/15/37	4,260,562	4,261,084
GNMA
•Series 2016-H11 F 2.375% (LIBOR01M + 0.80%) 5/20/66	2,448,655	2,479,308
•Series 2016-H17 FC 2.405% (LIBOR01M + 0.83%) 8/20/66	2,559,698	2,595,995
•Series 2016-H19 FA 2.355% (LIBOR01M + 0.78%) 9/20/66	2,433,940	2,461,941

Total Agency Collateralized Mortgage Obligations (Cost $61,495,572)		61,531,207

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATION–2.65%
Federal Home Loan Mortgage 2.25% 11/24/20	29,100,000	$28,969,603

Total Agency Obligation (Cost $29,125,413)		28,969,603

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.91%
•Fannie Mae-Aces Series 2017-M13 FA (LIBOR01M + 0.40%) 1.988% 10/25/24	9,981,768	9,990,849

Total Agency Commercial Mortgage-Backed Security (Cost $9,970,866)		9,990,849

CORPORATE BONDS–42.81%
Agriculture–1.66%
•BAT Capital 2.423% (LIBOR03M + 0.59%) 8/14/20	4,000,000	4,013,913
BAT International Finance 3.50% 6/15/22	300,000	299,386
Imperial Brands Finance
2.05% 7/20/18	6,079,000	6,066,805
2.95% 7/21/20	2,000,000	1,986,762
Reynolds American 4.00% 6/12/22	5,700,000	5,804,221

		18,171,087

Airlines–0.41%
Delta Air Lines 3.625% 3/15/22	3,200,000	3,198,983
♦Northwest Airlines Series 2002-1 Class G-2 Pass Through Trust 6.264% 11/20/21	225,857	235,456
♦Virgin Australia Series 2013-1A Pass Through Trust 5.00% 10/23/23	163,601	167,887
WestJet Airlines 3.50% 6/16/21	850,000	847,159

		4,449,485

Auto Manufacturers–5.79%
BMW U.S. Capital 1.50% 4/11/19	1,700,000	1,680,539
Daimler Finance North America 2.00% 8/3/18	10,025,000	10,009,927
•2.241% (LIBOR03M + 0.43%) 2/12/21	2,200,000	2,201,703
•2.387% (LIBOR03M + 0.62%) 10/30/19	3,000,000	3,017,858
•2.633% (LIBOR03M + 0.86%) 8/1/18	2,000,000	2,004,129
Ford Motor Credit
2.943% 1/8/19	3,400,000	3,401,360
5.00% 5/15/18	9,000,000	9,021,863
General Motors 3.50% 10/2/18	5,200,000	5,208,253

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial
2.40% 4/10/18		1,600,000	$1,599,893
3.25% 5/15/18		2,500,000	2,500,715
3.50% 7/10/19		1,400,000	1,407,663
Nissan Motor Acceptance
2.00% 3/8/19		10,900,000	10,819,269
•2.504% (LIBOR03M + 0.80%) 4/6/18		1,200,000	1,200,042
•2.612% (LIBOR03M + 0.89%) 1/13/22		3,100,000	3,143,026
RCI Banque 3.50% 4/3/18		1,000,000	1,000,000
Volkswagen Financial Services 2.375% 11/13/18	GBP	3,691,000	5,216,250

			63,432,490

Auto Parts & Equipment–0.33%
Aptiv 3.15% 11/19/20		3,600,000	3,595,665

			3,595,665

Banks–13.26%
ABN AMRO Bank 1.80% 9/20/19		5,900,000	5,810,993
Banco do Brasil 6.00% 1/22/20		300,000	314,625
Bank of America
µ2.328% 10/1/21		1,200,000	1,173,882
•5.397% (LIBOR03M + 3.63%) 7/29/49		1,000,000	1,001,250
Barclays
2.75% 11/8/19		5,000,000	4,964,015
µ7.00% 6/15/49	GBP	1,000,000	1,472,294
µ8.25% 12/29/49		2,200,000	2,275,702
CIT Group
5.375% 5/15/20		900,000	930,375
5.50% 2/15/19		836,000	857,423
•Credit Suisse 2.507% (LIBOR01M + 0.62%) 9/28/18		6,800,000	6,800,000
Credit Suisse Group Funding Guernsey 3.45% 4/16/21		4,000,000	4,002,102
•Goldman Sachs Group 3.105% (LIBOR03M + 1.36%) 4/23/21		1,000,000	1,022,777
ICICI Bank 4.80% 5/22/19		5,700,000	5,805,045
ITAU CorpBanca
2.50% 12/7/18		2,500,000	2,492,465
2.57% 1/11/19		2,600,000	2,591,734
µJPMorgan Chase & Co. 7.90% 4/29/49		5,700,000	5,736,195
Macquarie Group
3.00% 12/3/18		6,000,000	6,005,157
7.625% 8/13/19		6,000,000	6,357,387
7.625% 8/13/19		1,000,000	1,059,565

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group
•2.535% (LIBOR03M + 0.79%) 7/25/22		1,000,000	$1,005,852
•2.757% (LIBOR03M + 0.74%) 3/2/23		1,300,000	1,298,806
•3.149% (LIBOR03M + 1.06%) 9/13/21		1,000,000	1,015,207
Mitsubishi UFJ Trust & Banking
2.45% 10/16/19		4,000,000	3,966,147
2.65% 10/19/20		5,200,000	5,136,045
Mizuho Bank 2.65% 9/25/19		4,000,000	3,976,423
MUFG Bank 2.15% 9/14/18		200,000	199,502
QNB Finance 2.75% 10/31/18		3,300,000	3,300,079
Royal Bank of Scotland
µ3.498% 5/15/23		5,000,000	4,917,969
6.934% 4/9/18	EUR	2,300,000	2,833,185
Santander U.K.
2.35% 9/10/19		10,100,000	10,018,613
2.50% 3/14/19		2,000,000	1,993,332
Standard Chartered 2.40% 9/8/19		6,000,000	5,945,154
•State Bank of India/London 3.271% (LIBOR03M + 0.95%) 4/6/20		10,000,000	10,014,000
Sumitomo Mitsui Financial Group
2.058% 7/14/21		2,500,000	2,413,327
•2.474% (LIBOR03M + 0.74%) 10/18/22		4,000,000	4,001,612
Sumitomo Mitsui Trust Bank
2.05% 3/6/19		11,800,000	11,711,631
•2.644% (LIBOR03M + 0.91%) 10/18/19		2,000,000	2,015,535
UBS Group Funding Switzerland
3.00% 4/15/21		1,800,000	1,782,273
•3.726% (LIBOR03M + 1.44%) 9/24/20		1,500,000	1,533,568
•Wells Fargo & Co. 2.447% (LIBOR03M + 0.68%) 1/30/20		5,500,000	5,529,221

			145,280,467

Beverages–0.18%
Anheuser-Busch InBev Finance 2.65% 2/1/21		2,000,000	1,985,678

			1,985,678

Chemicals–0.08%
Solvay Finance America 3.40% 12/3/20		900,000	905,183

			905,183

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Coal–0.32%
Korea Resources 2.125% 5/2/18	3,500,000	$3,497,301

		3,497,301

Commercial Services–1.36%
Central Nippon Expressway
2.241% 2/16/21	500,000	488,869
2.293% 4/23/21	2,000,000	1,950,990
•2.327% (LIBOR03M + 0.54%) 8/4/20	5,000,000	5,012,630
2.369% 9/10/18	5,000,000	4,995,950
S&P Global 3.30% 8/14/20	2,400,000	2,414,771

		14,863,210

Computers–0.27%
Dell International
4.42% 6/15/21	1,850,000	1,899,046
5.45% 6/15/23	1,000,000	1,061,191

		2,960,237

Construction & Engineering–0.03%
Heathrow Funding 4.875% 7/15/21	300,000	316,975

		316,975

Diversified Financial Services–4.48%
AerCap Ireland Capital
4.625% 10/30/20	2,000,000	2,059,897
5.00% 10/1/21	300,000	312,529
Ally Financial
3.60% 5/21/18	1,500,000	1,501,875
3.75% 11/18/19	450,000	453,677
4.125% 3/30/20	2,100,000	2,113,125
4.75% 9/10/18	200,000	202,040
BGC Partners 5.125% 5/27/21	5,200,000	5,331,910
BOC Aviation
2.375% 9/15/21	750,000	722,428
3.00% 3/30/20	2,000,000	1,990,842
3.00% 5/23/22	4,000,000	3,888,308
Cantor Fitzgerald 6.50% 6/17/22	1,000,000	1,090,428
International Lease Finance
4.625% 4/15/21	600,000	620,409
5.875% 8/15/22	500,000	537,848
6.25% 5/15/19	3,860,000	3,993,566
7.125% 9/1/18	3,200,000	3,253,628
8.25% 12/15/20	500,000	557,031
LeasePlan
2.50% 5/16/18	4,091,000	4,088,506
2.875% 1/22/19	2,770,000	2,761,876
Mitsubishi UFJ Lease & Finance 2.652% 9/19/22	1,700,000	1,643,788
•Nasdaq 2.638% (LIBOR03M + 0.39%) 3/22/19	5,000,000	5,006,839

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Navient
5.50% 1/15/19	4,650,000	$4,712,775
8.00% 3/25/20	2,100,000	2,236,500

		49,079,825

Electric–1.98%
Chugoku Electric Power 2.701% 3/16/20	4,000,000	3,997,336
E.ON International Finance 5.80% 4/30/18	4,400,000	4,410,080
Exelon 2.45% 4/15/21	1,300,000	1,271,469
FirstEnergy 2.85% 7/15/22	3,030,000	2,944,201
Iberdrola Finance Ireland 5.00% 9/11/19	4,555,000	4,682,248
Pennsylvania Electric 5.20% 4/1/20	1,400,000	1,448,319
Southern 2.35% 7/1/21	3,000,000	2,909,372

		21,663,025

Food–0.93%
Kraft Heinz Foods 2.00% 7/2/18	4,300,000	4,295,970
McCormick & Co. 2.70% 8/15/22	900,000	876,249
Mondelez International Holdings Netherlands 2.00% 10/28/21	3,000,000	2,865,272
•Tyson Foods 2.342% (LIBOR03M + 0.45%) 8/21/20	2,180,000	2,184,085

		10,221,576

Gas–0.07%
CenterPoint Energy Resources 3.55% 4/1/23	800,000	803,357

		803,357

Health Care Products–0.15%
Zimmer Biomet Holdings 2.00% 4/1/18	1,600,000	1,600,000

		1,600,000

Health Care Services–0.21%
Humana 2.625% 10/1/19	1,000,000	995,053
Universal Health Services 3.75% 8/1/19	1,300,000	1,311,375

		2,306,428

Home Builders–0.91%
DR Horton
3.75% 3/1/19	2,000,000	2,009,503
4.00% 2/15/20	6,797,000	6,914,986
4.375% 9/15/22	1,000,000	1,036,281

		9,960,770

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance–0.76%
•Allstate 2.932% (LIBOR03M + 0.63%) 3/29/23	2,300,000	$2,305,990
Athene Global Funding
3.00% 7/1/22	1,000,000	974,586
•3.538% (LIBOR03M + 1.23%) 7/1/22	5,000,000	5,086,235

		8,366,811

Lodging–0.37%
MGM Resorts International 8.625% 2/1/19	3,800,000	3,987,986

		3,987,986

Media–0.38%
DISH DBS 4.25% 4/1/18	2,000,000	2,000,000
Sky 2.625% 9/16/19	1,000,000	996,141
Time Warner Cable
6.75% 7/1/18	500,000	504,743
8.25% 4/1/19	600,000	629,819

		4,130,703

Mining–0.24%
Minera y Metalurgica del Boleo 2.875% 5/7/19	2,611,000	2,605,081

		2,605,081

Oil & Gas–2.65%
CNOOC Finance 2013 1.75% 5/9/18	2,345,000	2,343,757
CNPC General Capital 2.75% 5/14/19	7,000,000	6,985,111
Ecopetrol 7.625% 7/23/19	3,000,000	3,177,000
Korea National Oil 2.75% 1/23/19	4,000,000	3,986,508
•Petroleos Mexicanos 3.754% (LIBOR03M + 2.02%) 7/18/18	1,000,000	1,006,830
Pioneer Natural Resources
3.45% 1/15/21	1,000,000	1,006,868
6.875% 5/1/18	1,100,000	1,103,886
Ras Laffan Liquefied Natural Gas III 6.75% 9/30/19	1,500,000	1,573,485
•Sinopec Group Overseas Development 2014 2.628% (LIBOR03M + 0.92%) 4/10/19	909,000	912,750
Woodside Finance
3.65% 3/5/25	800,000	793,360
4.60% 5/10/21	2,900,000	2,988,936
8.75% 3/1/19	3,000,000	3,163,360

		29,041,851

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products–0.12%
Georgia-Pacific 2.539% 11/15/19	1,300,000	$1,292,422

		1,292,422

Pharmaceuticals–1.78%
AbbVie 2.30% 5/14/21	5,000,000	4,877,627
Allergan Sales 5.00% 12/15/21	5,400,000	5,641,283
Cardinal Health 1.95% 6/15/18	1,800,000	1,798,009
CVS Health
3.35% 3/9/21	3,000,000	3,018,423
3.50% 7/20/22	1,000,000	998,839
Teva Pharmaceutical Finance Netherlands III 2.80% 7/21/23	2,200,000	1,866,249
Zoetis 3.45% 11/13/20	1,300,000	1,309,905

		19,510,335

Pipelines–1.14%
Energy Transfer Partners
5.75% 9/1/20	500,000	523,235
9.00% 4/15/19	3,000,000	3,174,827
9.70% 3/15/19	851,000	902,813
Kinder Morgan 7.25% 6/1/18	3,000,000	3,019,843
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	3,800,991
Western Gas Partners 2.60% 8/15/18	1,100,000	1,098,748

		12,520,457

Retail–0.31%
CK Hutchison International 17 II 2.25% 9/29/20	3,500,000	3,437,932

		3,437,932

Semiconductors–0.09%
KLA-Tencor 3.375% 11/1/19	1,000,000	1,007,866

		1,007,866

Telecommunications–0.86%
•AT&T 2.672% (LIBOR03M + 0.95%) 7/15/21	4,200,000	4,246,429
Crown Castle Towers 3.222% 5/15/22	2,200,000	2,182,114
Telecom Italia Capital 6.999% 6/4/18	2,900,000	2,925,375

		9,353,918

Transportation–0.75%
AP Moeller - Maersk 2.875% 9/28/20	2,500,000	2,480,223
Asciano Finance 5.00% 4/7/18	3,000,000	3,000,656

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Transportation (continued)
Kansas City Southern
2.35% 5/15/20	1,500,000	$1,480,789
3.00% 5/15/23	1,250,000	1,213,309

		8,174,977

Trucking & Leasing–0.94%
Aviation Capital Group 2.875% 9/17/18	4,680,000	4,678,691
Penske Truck Leasing 4.875% 7/11/22	175,000	184,359
SMBC Aviation Capital Finance
2.65% 7/15/21	4,600,000	4,484,472
3.00% 7/15/22	1,000,000	979,129

		10,326,651

Total Corporate Bonds (Cost $469,930,386)		468,849,749

LOAN AGREEMENT–0.15%
•Las Vegas Sands 1st Lien 3.648% (LIBOR03M + 2.00%) 3/29/24	1,666,329	1,671,628

Total Loan Agreement (Cost $1,661,572)		1,671,628

MUNICIPAL BOND–0.20%
•State of Texas Series C-2 2.283% (LIBOR01M + 0.40%) 6/1/19	2,235,000	2,235,514

Total Municipal Bond (Cost $2,235,000)		2,235,514

NON-AGENCY ASSET-BACKED SECURITIES–7.02%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 3.072% (LIBOR01M + 1.20%) 10/25/34	19,650	20,045
•Amortizing Residential Collateral Trust Series 2004-1 A5 2.872% (LIBOR01M + 1.00%) 10/25/34	73,302	73,825
•Apidos CLO XVI Series 2013-16A A1R 2.719% (LIBOR03M + 0.98%) 1/19/25	5,800,000	5,798,382
•Arbor Realty Collateralized Loan Obligation Series 2017-FL3 A 2.767% (LIBOR01M + 0.99%) 12/15/27	2,500,000	2,502,500
•Atrium XII Series 12A AR 2.575% (LIBOR03M + 0.83%) 4/22/27	5,000,000	4,998,050

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ballyrock CLO Series 2013-1A A 3.065% (LIBOR03M + 1.18%) 5/20/25	406,066	$406,233
f=Bayview Koitere Fund Trust Series 2018-RN4 A1 3.623% 3/28/33	1,500,000	1,500,000
fBayview Opportunity Master Fund IIIa Trust Series 2017-RN8 A1 3.352% 11/28/32	473,841	472,362
Bear Stearns Asset-Backed Securities I Trust
•Series 2004-BO1 M4 3.072% (LIBOR01M + 1.20%) 10/25/34	739,584	742,926
•Series 2005-AQ1 M3 2.622% (LIBOR01M + 0.75%) 3/25/35	1,104,000	1,075,677
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 3.372% (LIBOR01M + 1.50%) 3/25/43	81,306	80,348
•BlueMountain CLO Series 2015-1A A1R 3.052% (LIBOR03M + 1.33%) 4/13/27	700,000	699,824
•Carlyle Global Market Strategies CLO Series 2014-5A A1R 2.862% (LIBOR03M + 1.14%) 10/16/25	5,800,000	5,798,399
•Colony Starwood Homes Trust Series 2016-1A A 3.308% (LIBOR01M + 1.50%) 7/17/33	3,039,363	3,057,177
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 2.412% (LIBOR01M + 0.54%) 12/25/34	2,966,820	2,874,176
•Drug Royalty II Series 2014-1 A1 4.572% (LIBOR03M + 2.85%) 7/15/23	98,652	99,409
Eagle I Series 2014-1A A1 2.57% 12/15/39	187,500	186,360
•GSAA Home Equity Trust Series 2004-11 2A2 2.512% (LIBOR01M + 0.64%) 12/25/34	41,902	42,230
•Halcyon Loan Advisors Funding Series 2012-1A A1 3.339% (LIBOR03M + 1.50%) 8/15/23	847,797	848,633
•Jamestown CLO IV Series 2014-4A A1BR 2.412% (LIBOR03M + 0.69%) 7/15/26	4,000,000	3,998,216

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust
•Series 2014-CTA A 2.477% (LIBOR01M + 0.70%) 9/16/24	262,357	$262,994
•Series 2015-AA A2B 2.977% (LIBOR01M + 1.20%) 12/15/28	2,091,240	2,133,883
fNYMT Residential Series 2016-RP1A A 4.00% 3/25/21	490,901	490,410
•OCP CLO Series 2015-9A A1R 2.522% (LIBOR03M + 0.80%) 7/15/27	2,000,000	1,998,990
OneMain Financial Issuance Trust Series 2015-2A A 2.57% 7/18/25	1,081,842	1,080,379
•Option One Mortgage Loan Trust Asset-Backed Certificates Series 2005-5 A3 2.082% (LIBOR01M + 0.21%) 12/25/35	104,728	104,700
Securitized Asset-Backed Receivables Trust Series 2006-OP1 2.77% 10/25/35	2,069,161	2,069,958
•SLM Private Credit Student Loan Trust Series 2005-A A3 2.325% (LIBOR03M + 0.20%) 6/15/23	2,083,532	2,079,527
SoFi Professional Loan Program
Series 2016-F A2 3.02% 2/25/40	3,592,000	3,531,450
Series 2017-D A2FX 2.65% 9/25/40	1,700,000	1,667,439
•Symphony CLO VIII Series 2012-8A AR 2.804% (LIBOR03M + 1.10%) 1/9/23	1,563,339	1,562,765
•Tralee CLO III Series 2014-3A AR 2.775% (LIBOR03M + 1.03%) 10/20/27	4,000,000	4,001,312
•Venture XVI CLO Series 2014-16A ARR 2.567% (LIBOR03M + 0.85%) 1/15/28	2,000,000	2,000,566
•Venture XVII CLO Series 2014-17A AR 2.802% (LIBOR03M + 1.08%) 7/15/26	5,000,000	4,998,150
fVOLT LIX Series 2017-NPL6 A1 3.25% 5/25/47	2,031,702	2,022,197
fVOLT LVIII Series 2017-NPL5 A1 3.375% 5/28/47	3,087,458	3,082,287
fVOLT LX Series 2017-NPL7 A1 3.25% 6/25/47	1,183,860	1,178,797

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
fVOLT LXIII Series 2017-NP10 A1 3.00% 10/25/47	1,998,729	$1,979,964
fVOLT XL Series 2015-NP14 A1 4.375% 11/27/45	440,460	440,454
•WhiteHorse IX Series 2014-9A AR 2.891% (LIBOR03M + 1.16%) 7/17/26	4,900,000	4,898,662

Total Non-Agency Asset-Backed Securities (Cost $76,745,303)		76,859,656

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.32%
•Bear Stearns ARM Trust Series 2003-1 5A1 3.40% 4/25/33	61,955	62,793
•♦CSFB Mortgage-Backed Pass Through Certificates Series 2003-AR18 2A3 3.093% 7/25/33	6,986	6,983
•Gosforth Funding Series 2017-1A A1A 2.648% (LIBOR03M + 0.47%) 12/19/59	1,718,578	1,722,407
•GSR Mortgage Loan Trust Series 2005-5F 8A1 2.372% (LIBOR01M + 0.50%) 6/25/35	450,564	429,685
Merrill Lynch Mortgage Investors Trust
•Series 2003-A3 1A 3.452% 5/25/33	14,376	14,361
•Series 2005-2 1A 2.911% (LIBOR06M + 1.25%) 10/25/35	32,813	33,101
•New York Mortgage Trust Series 2005-3 A1 2.352% (LIBOR01M + 0.48%) 2/25/36	831,165	793,055
•Sequoia Mortgage Trust Series 2004-6 A1 2.874% 7/20/34	10,523	10,409
•Structured ARM Loan Trust Series 2004-6 3A2 3.445% 6/25/34	134,225	139,422
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 2.058% (LIBOR01M + 0.25%) 7/19/35	341,138	331,658

Total Non-Agency Collateralized Mortgage Obligations (Cost $3,520,551)		3,543,874

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.80%
•BAMLL Commercial Mortgage Securities Trust Series 2014-FL1 A 2.988% (LIBOR01M + 1.40%) 12/15/31	1,917,617	$1,921,103
•BX Trust Series 2017-APPL A 2.657% (LIBOR01M + 0.88%) 7/15/34	6,782,800	6,804,095
•Credit Suisse First Boston Mortgage Securities Series 2004-C2 J 5.362% 5/15/36	500,000	502,977
•Hyatt Hotel Portfolio Trust Series 2017-HYT2 A 2.435% (LIBOR01M + 0.658%) 8/9/32	2,500,000	2,498,515
•PFP Series 2017-4 A 2.657% (LIBOR01M + 0.88%) 7/14/35	2,954,630	2,954,627
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.369% 11/15/47	5,000,000	5,043,529

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $19,928,795)		19,724,846

ΔSOVEREIGN BONDS–0.62%
India–0.21%
Export-Import Bank of India
2.75% 4/1/20	1,293,000	1,279,240
3.875% 10/2/19	1,000,000	1,011,532

		2,290,772

Japan–0.41%
Japan Bank for International Cooperation 2.25% 2/24/20	4,500,000	4,463,212

		4,463,212

Total Sovereign Bonds (Cost $6,804,018)		6,753,984

SUPRANATIONAL BANK–1.80%
International Bank for Reconstruction & Development 2.00% 10/30/20	20,000,000	19,708,920

Total Supranational Bank (Cost $19,976,000)		19,708,920

U.S. TREASURY OBLIGATIONS–48.15%
U.S. Treasury Notes
¥1.50% 10/31/19	448,400,000	443,215,375
2.375% 5/15/27	86,700,000	84,131,174

Total U.S. Treasury Obligations (Cost $526,367,042)		527,346,549

	Number of Contracts	Value (U.S. $)

OPTIONS PURCHASED–0.01%
Currency Call Options–0.01%
2 yr IRS pay a fixed rate 2.50% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 6/1/18, notional amount $183,200,000 (MSC)	183,200,000	$132,820

Total Options Purchased (Cost $231,695)		132,820

	Number of Shares

PREFERRED STOCK–0.72%
µGeneral Electric 5.00% 12/29/49	8,000,000	7,930,000

Total Preferred Stock (Cost $8,243,526)		7,930,000

MONEY MARKET FUND–0.20%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	2,198,650	2,198,650

Total Money Market Fund (Cost $2,198,650)		2,198,650

	Principal Amount°

SHORT-TERM INVESTMENTS–29.40%
Certificates of Deposit–2.30%
≠Barclays Bank 1.94% 9/4/18	1,600,000	1,596,400
≠First Republic Bank 2.395% 4/17/18	16,000,000	15,999,040
•Sumitomo Mitsui Banking 2.475% (LIBOR03M + 0.45%) 9/5/19	7,600,000	7,619,570

		25,215,010

≠Discounted Commercial Paper–7.22%
Berkshire Hathaway 2.405% 4/26/18	11,000,000	10,980,922
CenterPoint Energy 2.301% 4/2/18	9,400,000	9,399,399
Dominion Resources Black Worrior Trust 2.364% 4/17/18	11,000,000	10,987,634
Entergy 2.251% 4/2/18	1,700,000	1,699,894

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Mondelez International 2.425% 4/18/18		8,000,000	$7,990,498
Regie Autonome des Transports 4.50% 4/10/18	EUR	7,100,000	8,738,213
Rockwell Collins 2.425% 4/16/18		10,000,000	9,989,395
Sempra Energy 2.511% 5/10/18		10,000,000	9,973,038
Spire
2.106% 4/4/18		5,000,000	4,998,320
2.106% 4/5/18		4,300,000	4,298,307

			79,055,620

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreements–6.85%
BNP 1.90%, dated 3/29/18, to be repurchased on 4/3/18, repurchase price $75,019,792 (collateralized by U.S. government obligations 2.38% 8/15/24; market value $76,653,117)	75,000,000	$75,000,000

		75,000,000

≠U.S. Treasury Obligation–13.03%
*U.S. Treasury Bill 1.50% 1/31/19	143,500,000	142,782,500

		142,782,500

Total Short-term Investments (Cost $322,416,269)		322,053,130

TOTAL INVESTMENTS–142.79% (Cost $1,565,248,204)		1,563,961,852

	Number of Contracts

OPTIONS WRITTEN–(0.04%)
Currency Call Options–(0.04%)
30 yr IRS pay a fixed rate 2.805% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 6/1/18, notional amount $(18,300,000) (MSC)	(18,300,000)	(344,516)
AUD vs USD strike price $0.79, expiration date 5/25/18, notional amount $(11,297,000) (BNP)	(14,300,000)	(37,837)

Total Options Written (Premium received $289,515)		(382,353)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(42.75%)		(468,264,445)

NET ASSETS APPLICABLE TO 109,680,119 SHARES OUTSTANDING–100.00%		$1,095,315,054

Δ	Securities have been classified by country of origin.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2018.

«	Includes $914,000 cash collateral held at broker for futures contracts, $2,235,000 cash collateral held at broker for swap contracts, $1,180,000 cash collateral due to broker for certain open derivatives, $367,751 variation margin due to broker on futures contracts and $ 2,075,844 variation margin due to brokers on centrally cleared interest rate swap as of March 31, 2018.

*	Partially pledged as collateral for open derivatives.

♦	PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for open derivatives and reverse repurchase agreements.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	BRL	(18,000,000)	USD	5,509,894	5/3/18	$73,266	$—
BNP	EUR	11,526,000	USD	(14,309,529)	4/4/18	—	(121,435)
BNP	EUR	(11,526,000)	USD	14,339,208	5/3/18	121,494	—
BNP	JPY	(2,438,715,883)	USD	23,135,307	5/2/18	166,550	—
GSC	AUD	13,784,000	USD	(10,624,445)	4/4/18	—	(37,762)
GSC	BRL	18,000,000	USD	(5,405,892)	5/3/18	30,737	—
GSC	CAD	(21,590,000)	USD	17,041,893	4/4/18	282,129	—
GSC	EUR	(11,526,000)	USD	14,252,440	4/4/18	64,347	—
GSC	EUR	(7,100,000)	USD	8,822,687	4/10/18	79,103	—
GSC	EUR	483,000	USD	(597,431)	5/3/18	—	(1,634)
GSC	GBP	2,989,000	USD	(4,115,263)	4/4/18	79,354	—
GSC	MXN	(2,951,000)	USD	161,532	4/3/18	—	(666)
GSC	MXN	(11,333,000)	USD	602,947	5/10/18	—	(16,322)
GSC	NZD	(7,447,000)	USD	5,445,128	5/15/18	64,018	—
JPMC	AUD	(13,640,000)	USD	10,548,382	4/4/18	72,297	—
JPMC	CAD	21,590,000	USD	(16,772,840)	4/4/18	—	(13,076)
JPMC	CAD	(21,590,000)	USD	16,781,966	5/3/18	12,817	—

Total Foreign Currency Exchange Contracts						$1,046,112	$(190,895)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
(2,181)	90 Day IMM Eurodollar	$(530,064,788)	$(532,977,186)	12/17/19	$2,912,398	$—
3,477	90 Day IMM Eurodollar	847,562,213	849,947,660	12/18/18	—	(2,385,447)
2,163	90 Day IMM Eurodollar	526,284,938	526,401,220	6/18/19	—	(116,282)
109	Bank Acceptance	20,639,228	20,630,934	9/17/19	8,294	—
657	Bank Acceptance	124,486,291	124,488,251	6/18/19	—	(1,960)
299	Bank Acceptance	56,699,994	56,778,308	3/19/19	—	(78,314)
(157)	Long Gilt	(27,053,684)	(26,600,673)	6/28/18	—	(453,011)
(1,357)	U.S. Treasury 5 yr Notes	(155,323,492)	(154,807,129)	7/2/18	—	(516,363)
(374)	U.S. Treasury 10 yr Notes	(45,306,594)	(44,943,795)	6/20/18	—	(362,799)

Total Futures Contracts					$2,920,692	$(3,914,176)

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
CA–collateralized U.S. Treasury Notes 1.50% 10/31/19; market value $79,075,000	1.62%	3/12/18	4/23/18	$(79,500,000)	$(79,539,352)
CA–collateralized U.S. Treasury Notes 1.50% 10/31/19; market value $98,843,750	1.68%	3/6/18	4/20/18	(99,375,000)	(99,490,938)
RBC–collateralized U.S. Treasury Notes 1.50% 10/31/19; market value $222,398,438	1.64%	3/12/18	4/11/18	(223,593,750)	(223,787,283)

Total Reverse Repurchase Agreements				$(402,468,750)	$(402,817,573)

Swap Contracts

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]		Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
5 yr IRS -(Every 28 days/ Every 28 days)	MXN	935,300,000	(5.798%)	7.841%[2]	9/6/21	$(2,539,260)	$(2,739,902)	$200,642	$—
5 yr IRS -(Every 28 days/ Every 28 days)	MXN	79,200,000	(7.199%)	7.841%[2]	12/3/21	(27,065)	(26,052)	—	(1,013)
10 yr IRS -(Semiannual/Quarterly)		66,200,000	1.500%	(2.222%)[2]	6/21/27	7,065,047	5,345,075	1,719,972	—
10 yr IRS -(Every 28 days/ Every 28 days)	JPY	2,290,000,000	0.380%	(0.013%)[3]	6/18/28	(240,659)	1,388	—	(242,047)
FRA IRS -(Semiannual/Quarterly)		1,295,400,000	(1.910%)[4]	0.000%[2,4]	9/19/18	(1,270,600)	—	—	(1,270,600)
FRA IRS -(Semiannual/Quarterly)		1,079,800,000	(1.890%)[4]	0.000%[2,4]	9/19/18	(1,113,187)	—	—	(1,113,187)
FRA IRS -(Semiannual/Quarterly)		898,900,000	(2.130%)[4]	0.000%[2,4]	9/19/18	(386,628)	—	—	(386,628)
FRA IRS -(Semiannual/Quarterly)		398,800,000	(1.945%)[4]	0.000%[2,4]	9/19/18	(356,224)	—	—	(356,224)
OIS IRS -(Semiannual/Quarterly)		1,295,400,000	1.696%	(1.680%)[5]	9/19/18	574,808	—	574,808	—
OIS IRS -(Semiannual/Quarterly)		1,079,800,000	1.675%	(1.680%)[5]	9/19/18	536,648	—	536,648	—
OIS IRS -(Semiannual/Quarterly)		898,900,000	1.786%	(1.680%)[5]	9/19/18	196,945	—	196,945	—
OIS IRS -(Semiannual/Quarterly)		398,800,000	1.724%	(1.680%)[5]	9/19/18	149,478	—	149,478	—

							2,580,509	3,378,493	(3,369,699)

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Interest Rate Swap (IRS) Contracts (continued)

Reference Obligation/ Payment Frequency	Notional Amount[1]	Floating Interest Rate Paid (Received)		Floating Interest Rate Paid (Received)		Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
USD Receive 3 Month LIBOR - Pay 1 Month LIBOR IRS-(Received quarterly, paid monthly)	954,000,000	0.000%	6,	0.000	[6,7]	6/21/20	$(87,699)	$19,269	$—	$(106,968)
USD Receive 3 Month LIBOR - Pay 1 Month LIBOR IRS-(Received quarterly, paid monthly)	71,100,000	0.000%	8,	0.000%[8,9]		5/21/22	54,753	—	54,753	—

								19,269	54,753	(106,968)

Total IRS Contracts								$2,599,778	$3,433,246	$(3,476,667)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

2Rate resets based on LIBOR03M.

3Rate resets based on JP0006M.

4Effective June 20, 2018.

5Rate resets based on FEDL01.

6Effective June 21, 2019.

7Rate resets based on LIBOR01M + 0.125%.

8Effective May 21, 2018.

9Rate resets based on LIBOR01M + 0.095%.

LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAMLL–Bank of America Merrill Lynch Large Loan

BNP–BNP Paribas

BRL–Brazil Real

CA–Credit Agricole

CAD–Canadian Dollar

CLO–Collateralized Loan Obligation

CSFB–Credit Suisse First Boston

EUR–Euro

FEDLO1–Federal Fund Rate

FRA–Forward Rate Agreement

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

ICE–Intercontinental Exchange

IMM–International Monetary Market

JP0006M–JPY 6 Month Libor

IRS–Interest Rate Swap

JPY–Japanese Yen

JPMC–JPMorgan Chase

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR06M–ICE LIBOR USD 6 Month

MXN–Mexican Peso

MSC–Morgan Stanley & Co

NZD–New Zealand Dollar

OIS–Overnight Index Swap

RBC–Royal Bank of Canada

REMIC–Real Estate Mortgage Investment Conduit

S&P–Standard & Poor’s

USD–United States Dollar

WFRBS–Wells Fargo Royal Bank of Scotland

yr–Year

See accompanying notes.

LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Agency Asset-Backed Security	$—	$4,460,873	$—	$4,460,873
Agency Collateralized Mortgage Obligations	—	61,531,207	—	61,531,207
Agency Obligation	—	28,969,603	—	28,969,603
Agency Commercial Mortgage-Backed Security	—	9,990,849	—	9,990,849
Corporate Bonds	—	468,849,749	—	468,849,749
Loan Agreements	—	1,671,628	—	1,671,628
Municipal Bond	—	2,235,514	—	2,235,514
Non-Agency Asset-Backed Securities	—	75,359,656	1,500,000	76,859,656
Non-Agency Collateralized Mortgage Obligations	—	3,543,874	—	3,543,874
Non-Agency Commercial Mortgage-Backed Securities	—	19,724,846	—	19,724,846
Sovereign Bonds	—	6,753,984	—	6,753,984
Supranational Bank	—	19,708,920	—	19,708,920
U.S. Treasury Obligations	—	527,346,549	—	527,346,549
Preferred Stock	—	7,930,000	—	7,930,000
Option Purchased	—	132,820	—	132,820
Money Market Fund	2,198,650	—	—	2,198,650
Short-Term Investments	—	322,053,130	—	322,053,130

Total Investments	$2,198,650	$1,560,263,202	$1,500,000	$1,563,961,852

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,046,112	$—	$1,046,112

Futures Contracts	$2,920,692	$—	$—	$2,920,692

Swap Contracts	$—	$3,433,246	$—	$3,433,246

Liabilities:
Foreign Currency Exchange Contracts	$—	$(190,895)	$—	$(190,895)

Futures Contracts	$(3,914,176)	$—	$—	$(3,914,176)

Swap Contracts	$—	$(3,476,667)	$—	$(3,476,667)

Reverse Repurchase Agreements	$—	$(402,468,750)	$—	$(402,468,750)

Options Written	$—	$(382,353)	$—	$(382,353)

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP PIMCO Low Duration Bond Fund–14

LVIP Select Core Equity Managed Volatility Fund

Schedule of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.19%
Equity Funds–95.01%
Fidelity®–
VIP Contrafund® Portfolio	8,589,710	$297,805,237
VIP Equity-Income Portfolio	5,898,928	128,360,678

		426,165,915

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–4.18%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	18,760,091	$18,760,091

		18,760,091

Total Investment Companies (Cost $406,201,729)		444,926,006

TOTAL VALUE OF SECURITIES–99.19% (Cost $406,201,729)	444,926,006
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.81%	3,646,596

NET ASSETS APPLICABLE TO 33,932,968 SHARES OUTSTANDING–100.00%	$448,572,602

Initial Class.

«	Includes $5,031,778 cash collateral held at broker and $1,484,130 variation margin due to broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
(19)	British Pound	$(1,669,387)	$(1,688,358)	6/19/18	$18,971	$—
(18)	Euro	(2,780,663)	(2,807,474)	6/19/18	26,811	—
(17)	Japanese Yen	(2,006,744)	(2,026,439)	6/19/18	19,695	—

					65,477	—

Equity Contracts:
(701)	E-mini S&P 500 Index	(92,637,150)	(92,907,517)	6/18/18	270,367	—
(66)	E-mini S&P MidCap 400 Index	(12,428,460)	(12,343,023)	6/15/18	—	(85,437)
(73)	Euro STOXX 50 Index	(2,947,088)	(2,894,536)	6/18/18	—	(52,552)
(18)	FTSE 100 Index	(1,766,138)	(1,735,962)	6/18/18	—	(30,176)
(10)	Nikkei 225 Index (OSE)	(1,993,327)	(1,939,702)	6/8/18	—	(53,625)

					270,367	(221,790)

Total Futures Contracts					$335,844	$(221,790)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes.

LVIP Select Core Equity Managed Volatility Fund–1

LVIP Select Core Equity Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Select Core Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Investment Companies	$444,926,006

Derivatives:

Assets:
Futures Contracts	$335,844

Liabilities:
Futures Contracts	$(221,790)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period in which the transfer occurred.

LVIP Select Core Equity Managed Volatility Fund–2

LVIP SSGA Conservative Index Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–85.99%
INVESTMENT COMPANIES–85.99%
Equity Funds–21.38%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	246,714	$3,193,471
LVIP SSGA S&P 500 Index Fund	978,935	17,848,918
LVIP SSGA Small-Cap Index Fund	66,640	2,110,368

		23,152,757

Fixed Income Fund–50.64%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	4,959,204	54,838,881

		54,838,881

International Equity Fund–13.97%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	1,539,539	15,122,894

		15,122,894

Total Affiliated Investments (Cost $80,120,809)		93,114,532

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–14.60%
INVESTMENT COMPANIES–14.60%
Fixed Income Fund–10.15%
SPDR® Bloomberg Barclays TIPS ETF	197,121	$10,991,467

		10,991,467

International Equity Fund–3.95%
iShares Core MSCI Emerging Markets ETF	73,213	4,275,639

		4,275,639

Money Market Fund–0.50%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	537,879	537,879

		537,879

Total Unaffiliated Investments (Cost $14,639,970)		15,804,985

TOTAL VALUE OF SECURITIES–100.59% (Cost $94,760,779)	108,919,517
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.59%)	(636,922)

NET ASSETS APPLICABLE TO 8,363,215 SHARES OUTSTANDING–100.00%	$108,282,595

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Conservative Index Allocation Fund–1

LVIP SSGA Conservative Index Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Conservative Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$93,114,532
Unaffiliated Investment Companies	15,804,985

Total Investments	$108,919,517

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Conservative Index Allocation Fund–2

LVIP SSGA Conservative Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–85.99%*
Equity Funds–21.38%*
LVIP SSGA Mid-Cap Index Fund	$3,255,264	$182,347	$216,780	$1,242	$(28,602)	$3,193,471	246,714	$—	$—
LVIP SSGA S&P 500 Index Fund	18,546,850	1,033,295	1,599,999	98,185	(229,413)	17,848,918	978,935	—	—
LVIP SSGA Small-Cap Index Fund	2,171,703	121,563	180,219	6,517	(9,196)	2,110,368	66,640	—	—
Fixed Income Fund–50.64%*
LVIP SSGA Bond Index Fund	53,644,893	4,324,229	2,307,165	(92,832)	(730,244)	54,838,881	4,959,204	—	—
International Equity Fund–13.97%*
LVIP SSGA International Index Fund	15,291,408	850,950	885,435	(5,511)	(128,518)	15,122,894	1,539,539	—	—

Total	$92,910,118	$6,512,384	$5,189,598	$7,601	$(1,125,973)	$93,114,532	7,791,032	$—	$—

*As a percentage of Net Assets.

LVIP SSGA Conservative Index Allocation Fund–3

LVIP SSGA Conservative Structured Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–89.93%
INVESTMENT COMPANIES–89.93%
Equity Funds–21.44%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	1,191,836	$16,191,094
LVIP SSGA Mid-Cap Index Fund	313,979	4,064,150
LVIP SSGA S&P 500 Index Fund	879,289	16,032,074
LVIP SSGA Small-Cap Index Fund	127,204	4,028,298
LVIP SSGA Small-Mid Cap 200 Fund	314,426	4,104,523

		44,420,139

Fixed Income Fund–50.53%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	9,468,114	104,698,405

		104,698,405

International Equity Funds–17.96%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	1,561,562	14,483,484
LVIP SSGA Emerging Markets 100 Fund	819,848	8,282,924
LVIP SSGA International Index Fund	1,469,590	14,435,782

		37,202,190

Total Affiliated Investments (Cost $164,412,619)		186,320,734

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–10.12%
INVESTMENT COMPANY–10.12%
Fixed Income Fund–10.12%
SPDR® Bloomberg Barclays TIPS ETF	376,298	$20,982,377

Total Unaffiliated Investment (Cost $20,707,500)		20,982,377

TOTAL VALUE OF SECURITIES–100.05% (Cost $185,120,119)	207,303,111
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(113,853)

NET ASSETS APPLICABLE TO 17,426,399 SHARES OUTSTANDING–100.00%	$207,189,258

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Conservative Structured Allocation Fund–1

LVIP SSGA Conservative Structured Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Conservative Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$186,320,734
Unaffiliated Investment Companies	20,982,377

Total Investments	$207,303,111

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Conservative Structured Allocation Fund–2

LVIP SSGA Conservative Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–89.93%*
Equity Funds–21.44%*
LVIP SSGA Large Cap 100 Fund	$17,453,702	$101,749	$977,534	$16,799	$(403,622)	$16,191,094	1,191,836	$—	$—
LVIP SSGA Mid-Cap Index Fund	4,349,596	25,438	278,499	38,489	(70,874)	4,064,150	313,979	—	—
LVIP SSGA S&P 500 Index Fund	17,493,843	101,749	1,468,712	559,757	(654,563)	16,032,074	879,289	—	—
LVIP SSGA Small-Cap Index Fund	4,352,882	25,437	348,382	118,690	(120,329)	4,028,298	127,204	—	—
LVIP SSGA Small-Mid Cap 200 Fund	4,346,682	40,775	153,732	1,414	(130,616)	4,104,523	314,426	—	—
Fixed Income Fund–50.53%*
LVIP SSGA Bond Index Fund	107,504,572	2,685,713	3,843,293	(145,080)	(1,503,507)	104,698,405	9,468,114	—	—
International Equity Funds–17.96%*
LVIP SSGA Developed International 150 Fund	15,299,104	89,031	726,894	21,690	(199,447)	14,483,484	1,561,562	—	—
LVIP SSGA Emerging Markets 100 Fund	8,830,546	50,875	763,952	29,447	136,008	8,282,924	819,848	—	—
LVIP SSGA International Index Fund	15,323,977	89,030	863,070	105,954	(220,109)	14,435,782	1,469,590	—	—

Total	$194,954,904	$3,209,797	$9,424,068	$747,160	$(3,167,059)	$186,320,734	16,145,848	$—	$—

*As a percentage of Net Assets.

LVIP SSGA Conservative Structured Allocation Fund–3

LVIP SSGA Moderately Aggressive Index Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–84.96%
INVESTMENT COMPANIES–84.96%
Equity Funds–37.28%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,882,949	$24,372,898
LVIP SSGA S&P 500 Index Fund	4,896,427	89,276,560
LVIP SSGA Small-Cap Index Fund	544,927	17,256,744

		130,906,202

Fixed Income Fund–25.54%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	8,110,215	89,682,761

		89,682,761

International Equity Fund–22.14%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	7,912,830	77,727,730

		77,727,730

Total Affiliated Investments (Cost $236,876,349)		298,316,693

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–15.15%
INVESTMENT COMPANIES–15.15%
Fixed Income Fund–5.12%
SPDR® Bloomberg Barclays TIPS ETF	322,176	$17,964,534

		17,964,534

International Equity Fund–9.96%
iShares Core MSCI Emerging Markets ETF	598,597	34,958,065

		34,958,065

Money Market Fund–0.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	255,898	255,898

		255,898

Total Unaffiliated Investments (Cost $45,738,055)		53,178,497

TOTAL VALUE OF SECURITIES–100.11% (Cost $282,614,404)	351,495,190
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(379,114)

NET ASSETS APPLICABLE TO 23,292,596 SHARES OUTSTANDING–100.00%	$351,116,076

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderately Aggressive Index Allocation Fund–1

LVIP SSGA Moderately Aggressive Index Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderately Aggressive Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$298,316,693
Unaffiliated Investment Companies	53,178,497

Total Investments	$351,495,190

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderately Aggressive Index Allocation Fund–2

LVIP SSGA Moderately Aggressive Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–84.96%*
Equity Funds–37.28%*
LVIP SSGA Mid-Cap Index Fund	$24,231,097	$915,856	$568,888	$(599)	$(204,568)	$24,372,898	1,882,949	$—	$—
LVIP SSGA S&P 500 Index Fund	90,481,518	3,401,756	3,904,862	38,247	(740,099)	89,276,560	4,896,427	—	—
LVIP SSGA Small-Cap Index Fund	17,320,408	654,184	694,017	9,561	(33,392)	17,256,744	544,927	—	—
Fixed Income Fund–25.54%*
LVIP SSGA Bond Index Fund	85,567,321	6,926,797	1,511,907	(61,360)	(1,238,090)	89,682,761	8,110,215	—	—
International Equity Fund–22.14%*
LVIP SSGA International Index Fund	76,655,975	3,074,958	1,330,479	(18,674)	(654,050)	77,727,730	7,912,830	—	—

Total	$294,256,319	$14,973,551	$8,010,153	$(32,825)	$(2,870,199)	$298,316,693	23,347,348	$—	$—

*As a percentage of Net Assets.

LVIP SSGA Moderately Aggressive Index Allocation Fund–3

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.90%
INVESTMENT COMPANIES–94.90%
Equity Funds–37.31%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	5,237,450	$71,150,757
LVIP SSGA Mid-Cap Index Fund	1,698,216	21,981,706
LVIP SSGA S&P 500 Index Fund	3,863,849	70,449,563
LVIP SSGA Small-Cap Index Fund	688,025	21,788,387
LVIP SSGA Small-Mid Cap 200 Fund	1,700,708	22,201,047

		207,571,460

Fixed Income Fund–25.44%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	12,803,015	141,575,744

		141,575,744

International Equity Funds–32.15%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	6,635,783	61,546,891
LVIP SSGA Emerging Markets 100 Fund	5,542,978	56,000,706
LVIP SSGA International Index Fund	6,245,003	61,344,666

		178,892,263

Total Affiliated Investments (Cost $435,890,517)		528,039,467

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–5.10%
INVESTMENT COMPANY–5.10%
Fixed Income Fund–5.10%
SPDR® Bloomberg Barclays TIPS ETF	509,253	$28,395,947

Total Unaffiliated Investment (Cost $28,216,672)		28,395,947

TOTAL VALUE OF SECURITIES–100.00% (Cost $464,107,189)	556,435,414
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(7,896)

NET ASSETS APPLICABLE TO 41,263,403 SHARES OUTSTANDING–100.00%	$556,427,518

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderately Aggressive Structured Allocation Fund–1

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderately Aggressive Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$528,039,467
Unaffiliated Investment Companies	28,395,947

Total Investments	$556,435,414

There were no Level 3 investments at beginning or the end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderately Aggressive Structured Allocation Fund–2

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.90%*
Equity Funds–37.31%*
LVIP SSGA Large Cap 100 Fund	$73,807,803	$1,041,676	$1,968,227	$(104,550)	$(1,625,945)	$71,150,757	5,237,450	$—	$—
LVIP SSGA Mid-Cap Index Fund	22,639,702	320,515	794,357	8,353	(192,507)	21,981,706	1,698,216	—	—
LVIP SSGA S&P 500 Index Fund	73,974,160	1,041,677	4,062,720	557,459	(1,061,013)	70,449,563	3,863,849	—	—
LVIP SSGA Small-Cap Index Fund	22,656,206	320,516	1,164,276	48,935	(72,994)	21,788,387	688,025	—	—
LVIP SSGA Small-Mid Cap 200 Fund	22,624,619	686,251	421,774	(30,190)	(657,859)	22,201,047	1,700,708	—	—
Fixed Income Fund–25.44%*
LVIP SSGA Bond Index Fund	139,899,379	6,449,799	2,636,088	(107,008)	(2,030,338)	141,575,744	12,803,015	—	—
International Equity Funds–32.15%*
LVIP SSGA Developed International 150 Fund	62,569,539	913,713	1,159,879	(5,104)	(771,378)	61,546,891	6,635,783	—	—
LVIP SSGA Emerging Markets 100 Fund	57,459,745	801,290	3,321,683	37,187	1,024,167	56,000,706	5,542,978	—	—
LVIP SSGA International Index Fund	62,669,644	881,418	1,690,476	4,389	(520,309)	61,344,666	6,245,003	—	—

Total	$538,300,797	$12,456,855	$17,219,480	$409,471	$(5,908,176)	$528,039,467	44,415,027	$—	$—

*As a percentage of Net Assets.

LVIP SSGA Moderately Aggressive Structured Allocation Fund–3

LVIP SSGA Moderate Index Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–83.82%
INVESTMENT COMPANIES–83.82%
Equity Funds–33.23%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,746,757	$22,610,022
LVIP SSGA S&P 500 Index Fund	4,891,791	89,192,024
LVIP SSGA Small-Cap Index Fund	471,797	14,940,883

		126,742,929

Fixed Income Fund–30.54%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	10,534,020	116,485,191

		116,485,191

International Equity Fund–20.05%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	7,785,935	76,481,243

		76,481,243

Total Affiliated Investments (Cost $259,563,267)		319,709,363

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–16.15%
INVESTMENT COMPANIES–16.15%
Fixed Income Fund–10.20%
SPDR® Bloomberg Barclays TIPS ETF	697,890	$38,914,346

		38,914,346

International Equity Fund–5.95%
iShares Core MSCI Emerging Markets ETF	388,755	22,703,292

		22,703,292

Total Unaffiliated Investments (Cost $56,835,219)		61,617,638

TOTAL VALUE OF SECURITIES–99.97% (Cost $316,398,486)	381,327,001
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	108,785

NET ASSETS APPLICABLE TO 26,249,446 SHARES OUTSTANDING–100.00%	$381,435,786

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderate Index Allocation Fund–1

LVIP SSGA Moderate Index Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$319,709,363
Unaffiliated Investment Companies	61,617,638

Total Investments	$381,327,001

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderate Index Allocation Fund–2

LVIP SSGA Moderate Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–83.82%*
Equity Funds–33.23%*
LVIP SSGA Mid-Cap Index Fund	$22,744,435	$792,279	$722,063	$(12,437)	$(192,192)	$22,610,022	1,746,757	$—	$—
LVIP SSGA S&P 500 Index Fund	91,466,013	3,169,116	4,731,108	43,178	(755,175)	89,192,024	4,891,791	—	—
LVIP SSGA Small-Cap Index Fund	15,173,953	528,186	731,774	4,402	(33,884)	14,940,883	471,797	—	—
Fixed Income Fund–30.54%*
LVIP SSGA Bond Index Fund	112,442,283	7,956,906	2,190,464	(104,664)	(1,618,870)	116,485,191	10,534,020	—	—
International Equity Fund–20.05%*
LVIP SSGA International Index Fund	76,314,402	2,640,929	1,785,494	(49,775)	(638,819)	76,481,243	7,785,935	—	—

Total	$318,141,086	$15,087,416	$10,160,903	$(119,296)	$(3,238,940)	$319,709,363	25,430,300	$—	$—

*As a percentage of Net Assets.

LVIP SSGA Moderate Index Allocation Fund–3

LVIP SSGA Moderate Structured Allocation Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–100.08%
INVESTMENT COMPANIES–100.08%
Equity Funds–33.33%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	8,019,735	$108,948,097
LVIP SSGA Mid-Cap Index Fund	2,817,000	36,463,242
LVIP SSGA S&P 500 Index Fund	5,916,604	107,877,438
LVIP SSGA Small-Cap Index Fund	855,962	27,106,598
LVIP SSGA Small-Mid Cap 200 Fund	2,115,723	27,618,646

		308,014,021

Fixed Income Funds–40.67%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	25,482,781	281,788,587
SPDR® Bloomberg Barclays TIPS ETF	1,688,081	94,127,397

		375,915,984

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–26.08%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	10,006,594	$92,811,162
LVIP SSGA Emerging Markets 100 Fund	5,516,440	55,732,595
LVIP SSGA International Index Fund	9,417,413	92,507,247

		241,051,004

Total Affiliated Investments (Cost $792,296,007)		924,981,009

TOTAL VALUE OF SECURITIES–100.08% (Cost $792,296,007)	924,981,009
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(705,221)

NET ASSETS APPLICABLE TO 71,132,429 SHARES OUTSTANDING–100.00%	$924,275,788

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes.

LVIP SSGA Moderate Structured Allocation Fund–1

LVIP SSGA Moderate Structured Allocation Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$924,981,009

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderate Structured Allocation Fund–2

LVIP SSGA Moderate Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–100.08%*
Equity Funds–33.33%*
LVIP SSGA Large Cap 100 Fund	$115,164,122	$709,200	$4,318,001	$76,719	$(2,683,943)	$108,948,097	8,019,735	$—	$—
LVIP SSGA Mid-Cap Index Fund	38,268,075	236,401	1,745,662	178,010	(473,582)	36,463,242	2,817,000	—	—
LVIP SSGA S&P 500 Index Fund	115,425,510	709,202	7,556,484	2,201,786	(2,902,576)	107,877,438	5,916,604	—	—
LVIP SSGA Small-Cap Index Fund	28,722,690	177,300	1,772,155	473,823	(495,060)	27,106,598	855,962	—	—
LVIP SSGA Small-Mid Cap 200 Fund	28,682,225	540,970	747,014	(6,670)	(850,865)	27,618,646	2,115,723	—	—
Fixed Income Funds–40.67%*
LVIP SSGA Bond Index Fund	283,747,261	9,833,945	7,470,136	(318,427)	(4,004,056)	281,788,587	25,482,781	—	—
SPDR Bloomberg Barclays TIPS ETF	94,120,650	3,308,271	2,489,347	(137,345)	(674,832)	94,127,397	1,688,081	16,463	—
International Equity Funds–26.08%*
LVIP SSGA Developed International 150 Fund	96,144,405	591,001	2,787,196	50,324	(1,187,372)	92,811,162	10,006,594	—	—
LVIP SSGA Emerging Markets 100 Fund	58,271,949	354,600	3,979,051	104,350	980,747	55,732,595	5,516,440	—	—
LVIP SSGA International Index Fund	96,299,467	591,000	3,643,879	147,951	(887,292)	92,507,247	9,417,413	—	—

Total	$954,846,354	$17,051,890	$36,508,925	$2,770,521	$(13,178,831)	$924,981,009	71,836,333	$16,463	$—

*As a percentage of Net Assets.

LVIP SSGA Moderate Structured Allocation Fund–3

LVIP SSGA Bond Index Fund

Schedule of Investments

March 31, 2018 (Unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.68%
Fannie Mae-Aces
Series 2011-M8 A2 2.922% 8/25/21	500,000	$500,540
•Series 2013-M12 APT 2.392% 3/25/23	503,866	491,088
•Series 2014-M2 A2 3.513% 12/25/23	1,285,000	1,317,726
•Series 2014-M4 A2 3.346% 3/25/24	1,000,000	1,019,124
Series 2015-M1 A2 2.532% 9/25/24	500,000	484,963
•Series 2016-M13 A2 2.477% 9/25/26	1,600,000	1,520,597
•Series 2017-M3 A2 2.486% 12/25/26	800,000	758,925
•Series 2017-M8 A2 3.061% 5/25/27	350,000	344,578
•Series 2017-M15 ATS2 3.136% 11/25/27	500,000	492,389
•Series 2018-M1 A2 2.986% 12/25/27	185,000	181,116
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K025 A1 1.875% 4/25/22	997,129	980,128
◆Series K026 A2 2.51% 11/25/22	1,000,000	984,248
◆Series K030 A1 2.779% 9/25/22	941,946	942,780
•◆Series K030 A2 3.25% 4/25/23	6,000,000	6,086,105
•◆Series K050 A2 3.334% 8/25/25	900,000	913,638
◆Series K060 A2 3.30% 10/25/26	1,000,000	1,007,131
◆Series K067 AM 3.276% 8/25/27	800,000	797,534
•◆Series K069 A2 3.187% 9/25/27	1,400,000	1,393,329
◆Series K723 A2 2.454% 8/25/23	500,000	487,510

Total Agency Commercial Mortgage-Backed Securities (Cost $21,032,256)		20,703,449

AGENCY MORTGAGE-BACKED SECURITIES–28.05%
Fannie Mae S.F. 10 yr
4.00% 8/1/19	10,381	10,680
4.00% 6/1/20	75,380	77,550
4.00% 5/1/23	46,472	47,810
6.00% 9/1/18	591	592
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,009,541	997,194
2.50% 3/1/28	2,088,900	2,063,383
2.50% 4/1/28	2,489,303	2,457,337
2.50% 7/1/28	525,072	518,348
2.50% 9/1/28	1,007,747	994,823
2.50% 10/1/28	3,343,340	3,300,497
2.50% 3/1/29	2,607,009	2,573,541
2.50% 2/1/30	1,886,631	1,855,381
2.50% 5/1/30	665,908	654,887
2.50% 2/1/31	4,137,493	4,056,301
2.50% 7/1/31	1,647,280	1,614,936
2.50% 10/1/31	1,714,052	1,680,398
2.50% 12/1/32	2,222,170	2,178,539
3.00% 11/1/26	1,746,727	1,755,017
3.00% 6/1/27	456,797	458,966
3.00% 8/1/27	844,700	848,708
3.00% 9/1/27	3,399,436	3,411,337
3.00% 10/1/27	523,773	526,265
3.00% 12/1/27	145,512	146,205

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 8/1/29	2,233,416	$2,237,162
3.00% 4/1/30	1,296,808	1,298,187
3.00% 5/1/30	3,303,526	3,319,213
3.00% 6/1/30	2,325,463	2,325,787
3.00% 12/1/30	1,095,697	1,094,959
3.00% 10/1/32	1,891,013	1,890,119
3.50% 11/1/25	432,097	440,917
3.50% 12/1/25	1,048,548	1,071,442
3.50% 12/1/26	567,823	579,413
3.50% 1/1/27	1,470,144	1,500,154
3.50% 10/1/29	1,810,654	1,847,613
3.50% 4/1/32	873,775	891,656
3.50% 7/1/32	495,842	505,963
4.00% 4/1/24	71,501	73,562
4.00% 5/1/24	124,739	128,335
4.00% 6/1/24	175,862	180,968
4.00% 7/1/24	72,249	74,345
4.00% 10/1/24	4,683	4,819
4.00% 12/1/24	163,474	168,192
4.00% 1/1/25	306,567	319,662
4.00% 3/1/25	356,784	372,023
4.00% 5/1/25	116,824	120,211
4.00% 7/1/25	2,053	2,112
4.00% 8/1/25	9,832	10,118
4.00% 9/1/25	134,401	138,322
4.00% 10/1/25	142,014	146,167
4.00% 1/1/26	5,693	5,857
4.00% 3/1/26	370,354	381,164
4.00% 5/1/26	3,396	3,494
4.00% 7/1/26	293,440	301,954
4.50% 2/1/23	42,009	43,261
4.50% 4/1/23	4,427	4,611
4.50% 5/1/23	5,677	5,808
4.50% 6/1/23	165,635	172,529
4.50% 11/1/23	7,076	7,361
4.50% 2/1/24	1,442	1,498
4.50% 3/1/24	2,593	2,685
4.50% 4/1/24	67,692	70,107
4.50% 5/1/24	135,113	140,836
4.50% 7/1/24	118,431	123,470
4.50% 8/1/24	188,741	196,802
4.50% 11/1/24	68,624	70,329
4.50% 4/1/25	133,868	139,593
4.50% 5/1/25	13,241	13,730
4.50% 6/1/25	3,952	3,982
5.00% 6/1/19	61	62
5.00% 4/1/23	11,117	11,330
5.00% 6/1/23	251,363	263,387
5.00% 9/1/23	119,468	125,521
5.00% 11/1/23	56,791	58,925
5.00% 12/1/23	58,704	61,281
5.00% 3/1/25	29,234	30,770

LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.00% 6/1/25	1,351	$1,421
5.50% 12/1/18	324	325
5.50% 3/1/20	1,522	1,530
5.50% 4/1/22	27,048	28,042
5.50% 7/1/22	18,504	18,989
6.00% 6/1/20	4,118	4,185
6.00% 8/1/22	5,946	6,117
6.00% 9/1/22	20,760	21,527
Fannie Mae S.F. 15 yr TBA
3.00% 4/1/33	4,900,000	4,893,620
3.50% 4/1/33	1,800,000	1,835,125
Fannie Mae S.F. 20 yr
3.00% 11/1/34	1,212,157	1,208,476
3.00% 12/1/34	941,058	938,200
3.00% 2/1/35	1,685,609	1,681,524
3.00% 3/1/36	739,142	734,613
3.00% 11/1/36	3,108,612	3,089,542
3.50% 6/1/34	3,796,695	3,867,377
3.50% 7/1/34	4,519,413	4,603,528
3.50% 2/1/37	1,966,634	2,002,503
4.00% 9/1/35	362,169	376,448
4.00% 10/1/35	638,987	664,181
4.00% 1/1/37	833,424	864,991
Fannie Mae S.F. 30 yr
3.00% 9/1/42	1,516,021	1,492,614
3.00% 10/1/42	2,770,751	2,727,998
3.00% 11/1/42	1,791,165	1,763,529
3.00% 12/1/42	1,677,843	1,651,968
3.00% 1/1/43	3,650,179	3,593,926
3.00% 3/1/43	7,542,091	7,425,909
3.00% 4/1/43	1,956,237	1,926,084
3.00% 5/1/43	1,235,386	1,216,325
3.00% 6/1/43	5,209,436	5,129,125
3.00% 7/1/43	3,081,538	3,034,037
3.00% 8/1/43	4,414,181	4,346,029
3.00% 9/1/45	2,665,533	2,609,249
3.00% 11/1/45	5,034,377	4,923,810
3.00% 9/1/46	6,338,941	6,188,081
3.00% 10/1/46	3,879,523	3,787,182
3.00% 11/1/46	4,102,220	4,004,580
3.00% 12/1/46	9,660,553	9,430,538
3.00% 1/1/47	7,449,850	7,272,456
3.00% 9/1/47	1,565,957	1,528,643
3.00% 11/1/47	988,768	965,188
3.00% 2/1/48	1,741,082	1,699,525
3.50% 10/1/40	583,061	588,451
3.50% 12/1/40	440,399	444,546
3.50% 2/1/41	661,012	667,224
3.50% 8/1/42	555,711	560,750
3.50% 9/1/42	5,685,653	5,740,890
3.50% 10/1/42	3,516,685	3,547,509

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 11/1/42	1,239,962	$1,251,268
3.50% 1/1/43	2,345,122	2,364,810
3.50% 2/1/43	417,328	420,896
3.50% 7/1/43	4,537,245	4,574,399
3.50% 10/1/44	2,402,186	2,419,959
3.50% 1/1/45	1,836,130	1,845,457
3.50% 4/1/45	3,730,703	3,747,935
3.50% 5/1/45	3,203,391	3,217,210
3.50% 8/1/45	8,200,652	8,233,083
3.50% 11/1/45	5,422,256	5,440,602
3.50% 12/1/45	5,101,469	5,117,952
3.50% 2/1/46	15,988,972	16,040,576
3.50% 5/1/46	2,312,577	2,320,032
3.50% 6/1/46	1,052,035	1,055,427
3.50% 2/1/47	2,578,592	2,586,931
3.50% 3/1/47	1,806,935	1,812,776
3.50% 9/1/47	1,956,441	1,962,776
3.50% 10/1/47	4,848,128	4,863,828
3.50% 12/1/47	3,932,790	3,944,171
3.50% 1/1/48	4,351,693	4,365,154
3.50% 2/1/48	1,639,069	1,646,984
4.00% 1/1/39	32,257	33,333
4.00% 2/1/39	41,581	42,967
4.00% 3/1/39	1,936	2,001
4.00% 4/1/39	162,624	167,987
4.00% 6/1/39	103,794	107,273
4.00% 8/1/39	387,032	400,170
4.00% 9/1/39	530,264	548,630
4.00% 11/1/39	31,679	32,741
4.00% 12/1/39	725,730	750,030
4.00% 1/1/40	297,701	307,718
4.00% 5/1/40	188,802	195,157
4.00% 8/1/40	87,310	90,248
4.00% 9/1/40	135,126	139,671
4.00% 10/1/40	592,162	612,049
4.00% 11/1/40	864,469	893,564
4.00% 12/1/40	1,377,997	1,425,319
4.00% 1/1/41	2,979,036	3,080,081
4.00% 2/1/41	839,300	867,566
4.00% 3/1/41	9,198	9,445
4.00% 4/1/41	275,279	284,525
4.00% 5/1/41	1,442,115	1,490,815
4.00% 6/1/41	16,818	17,384
4.00% 9/1/41	291,693	301,543
4.00% 10/1/41	156,807	162,360
4.00% 11/1/41	316,739	327,424
4.00% 12/1/41	14,201	14,680
4.00% 1/1/42	11,385	11,770
4.00% 3/1/42	195,026	200,275
4.00% 10/1/43	4,237,701	4,371,245
4.00% 12/1/43	1,062,854	1,094,634
4.00% 7/1/44	2,124,321	2,185,367

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 9/1/44	2,262,611	$2,327,311
4.00% 10/1/44	3,081,601	3,170,646
4.00% 3/1/45	2,541,852	2,610,268
4.00% 7/1/45	3,008,512	3,090,617
4.00% 9/1/45	8,516,558	8,749,067
4.00% 4/1/46	2,274,994	2,336,227
4.00% 7/1/46	758,419	778,833
4.00% 11/1/46	3,460,366	3,553,840
4.00% 4/1/47	868,158	891,776
4.00% 8/1/47	6,715,253	6,899,807
4.00% 9/1/47	1,851,155	1,902,126
4.00% 1/1/48	1,971,262	2,026,874
4.00% 2/1/48	4,464,514	4,587,714
4.50% 8/1/33	20,255	21,312
4.50% 1/1/34	13,695	14,405
4.50% 9/1/35	54,859	57,720
4.50% 2/1/38	18,737	19,779
4.50% 4/1/38	21,861	22,897
4.50% 7/1/38	55,292	58,425
4.50% 11/1/38	94,213	99,391
4.50% 2/1/39	260,934	275,798
4.50% 3/1/39	194,354	205,438
4.50% 4/1/39	769,038	814,420
4.50% 5/1/39	295,231	312,695
4.50% 6/1/39	90,958	96,166
4.50% 7/1/39	312,872	330,856
4.50% 9/1/39	224,844	238,034
4.50% 1/1/40	728,647	773,752
4.50% 2/1/40	1,189,994	1,260,488
4.50% 5/1/40	714,171	755,623
4.50% 6/1/40	355,957	376,472
4.50% 8/1/40	141,714	149,604
4.50% 9/1/40	363,279	384,204
4.50% 10/1/40	2,288,927	2,420,719
4.50% 11/1/40	383,327	404,103
4.50% 2/1/41	1,393,546	1,476,167
4.50% 4/1/41	20,559	21,534
4.50% 5/1/41	1,816,925	1,921,494
4.50% 6/1/41	245,258	259,443
4.50% 1/1/42	1,930,860	2,041,753
4.50% 9/1/43	865,625	908,923
4.50% 12/1/43	2,656,036	2,790,372
4.50% 10/1/44	255,163	267,685
4.50% 9/1/47	2,353,071	2,468,675
4.50% 11/1/47	1,905,189	1,999,197
5.00% 9/1/33	112,354	121,308
5.00% 4/1/34	398,684	430,395
5.00% 7/1/34	271,462	293,080
5.00% 11/1/34	127,300	137,421
5.00% 4/1/35	82,322	88,872
5.00% 6/1/35	139,886	150,966
5.00% 7/1/35	1,565,873	1,690,426

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 9/1/35	26,105	$28,168
5.00% 10/1/35	100,005	107,962
5.00% 12/1/35	464,586	501,523
5.00% 2/1/36	1,066,587	1,151,481
5.00% 3/1/36	60,211	65,008
5.00% 11/1/36	20,070	21,645
5.00% 4/1/38	137,309	147,104
5.00% 7/1/38	19,380	20,718
5.00% 11/1/38	13,348	14,269
5.00% 8/1/39	647,387	699,475
5.00% 12/1/39	131,338	141,986
5.00% 1/1/40	296,367	321,990
5.00% 7/1/40	1,162,598	1,252,205
5.00% 9/1/40	363,253	392,676
5.00% 6/1/41	1,145,705	1,237,763
5.50% 11/1/33	51,022	55,946
5.50% 1/1/34	55,222	60,677
5.50% 5/1/34	66,922	73,113
5.50% 7/1/34	51,875	56,619
5.50% 10/1/34	130,777	143,668
5.50% 9/1/35	61,539	67,556
5.50% 10/1/35	53,007	58,123
5.50% 12/1/35	295,023	321,305
5.50% 1/1/36	338,824	371,847
5.50% 4/1/36	822,565	903,007
5.50% 8/1/36	232,026	254,882
5.50% 1/1/37	230,761	253,150
5.50% 3/1/37	75,759	82,999
5.50% 5/1/37	96,116	105,652
5.50% 6/1/37	94,511	103,821
5.50% 8/1/37	29,285	32,077
5.50% 11/1/37	1,096	1,198
5.50% 12/1/37	191	209
5.50% 1/1/38	1,702,333	1,856,859
5.50% 2/1/38	34,857	38,136
5.50% 5/1/38	136,441	149,488
5.50% 6/1/38	8,410	9,226
5.50% 7/1/38	75,577	82,577
5.50% 10/1/38	30,671	33,582
5.50% 1/1/39	122,914	134,588
5.50% 5/1/39	280,860	306,889
5.50% 6/1/39	287,024	314,194
5.50% 10/1/39	122,880	134,520
5.50% 7/1/41	228,451	250,073
6.00% 12/1/35	104,628	119,295
6.00% 2/1/36	39,841	44,805
6.00% 6/1/36	26,495	29,769
6.00% 7/1/36	77,522	86,640
6.00% 8/1/36	48,246	53,972
6.00% 9/1/36	65,921	73,892
6.00% 10/1/36	63,856	71,567
6.00% 11/1/36	6,624	7,442

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 1/1/37	66,217	$74,356
6.00% 2/1/37	281,046	316,082
6.00% 3/1/37	36,934	41,426
6.00% 4/1/37	3,694	4,105
6.00% 5/1/37	92,454	103,853
6.00% 6/1/37	45,119	50,639
6.00% 8/1/37	96,666	108,473
6.00% 9/1/37	144,312	161,650
6.00% 10/1/37	191,375	214,246
6.00% 11/1/37	40,181	44,738
6.00% 1/1/38	24,271	27,230
6.00% 2/1/38	18,888	20,988
6.00% 4/1/38	2,269	2,521
6.00% 5/1/38	103,493	115,729
6.00% 6/1/38	41,371	45,994
6.00% 8/1/38	45,062	50,074
6.00% 9/1/38	23,549	26,173
6.00% 10/1/38	15,688	17,442
6.00% 11/1/38	16,775	18,643
6.00% 12/1/38	366,973	412,734
6.00% 4/1/40	320,338	359,372
6.00% 6/1/40	565,520	635,438
6.50% 3/1/32	1,113	1,243
6.50% 7/1/36	51,423	57,387
6.50% 9/1/36	54,126	61,166
6.50% 11/1/36	102,068	118,908
6.50% 9/1/37	10,589	11,817
6.50% 10/1/37	116,127	129,595
6.50% 2/1/38	92,218	103,030
6.50% 3/1/38	282,827	324,592
6.50% 5/1/38	34,705	38,730
6.50% 7/1/38	119,619	135,073
6.50% 10/1/38	82,193	91,726
7.00% 8/1/39	219,721	241,006
Fannie Mae S.F. 30 yr TBA
3.50% 4/1/48	12,625,000	12,651,384
4.00% 4/1/48	5,650,000	5,798,002
4.50% 4/1/48	1,500,000	1,570,635
Freddie Mac S.F. 15 yr
2.50% 4/1/28	97,869	96,145
2.50% 7/1/28	370,913	365,949
2.50% 8/1/28	2,572,867	2,538,397
2.50% 9/1/28	1,922,897	1,897,134
2.50% 10/1/28	2,634,875	2,599,609
2.50% 10/1/29	1,642,670	1,612,372
2.50% 1/1/31	1,986,149	1,946,097
2.50% 5/1/31	786,595	770,727
2.50% 6/1/31	2,812,317	2,755,575
2.50% 12/1/31	2,515,671	2,464,824
2.50% 12/1/32	1,902,254	1,863,806
3.00% 11/1/26	2,173,286	2,185,481
3.00% 2/1/27	206,957	208,119

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
3.00% 3/1/27	529,163	$528,476
3.00% 4/1/27	662,482	663,546
3.00% 11/1/27	361,851	363,881
3.00% 2/1/29	1,134,469	1,133,539
3.00% 4/1/30	3,031,029	3,027,716
3.00% 12/1/30	3,318,700	3,314,392
3.00% 5/1/31	1,707,756	1,705,539
3.00% 2/1/32	1,254,400	1,253,087
3.00% 5/1/32	1,018,597	1,017,272
3.50% 12/1/25	1,039,191	1,061,726
3.50% 3/1/26	739,836	754,899
3.50% 10/1/27	471,451	482,273
3.50% 2/1/30	300,575	307,156
3.50% 4/1/32	850,609	868,148
4.00% 2/1/24	41,810	43,008
4.00% 8/1/24	69,063	71,200
4.00% 2/1/25	103,931	107,149
4.00% 7/1/25	288,111	297,032
4.00% 4/1/26	631,217	651,074
4.50% 4/1/18	877	877
4.50% 10/1/18	1,428	1,436
4.50% 11/1/18	11,907	11,976
4.50% 12/1/18	5,668	5,701
4.50% 1/1/19	7,316	7,359
4.50% 2/1/19	9,087	9,139
4.50% 7/1/19	19,304	19,427
4.50% 12/1/19	5,239	5,270
4.50% 4/1/21	4,266	4,290
4.50% 6/1/24	3,412	3,547
4.50% 7/1/24	115,678	120,271
4.50% 8/1/24	55,888	58,105
4.50% 11/1/24	111,411	115,846
4.50% 5/1/25	37,629	38,992
5.00% 4/1/18	1,303	1,308
5.00% 4/1/23	66,877	70,045
5.00% 1/1/25	8,906	8,955
5.00% 3/1/25	36,458	38,190
5.50% 4/1/18	773	772
6.00% 11/1/23	45,855	48,560
Freddie Mac S.F. 15 yr TBA
3.00% 4/1/33	1,900,000	1,896,511
3.50% 4/1/33	1,800,000	1,834,875
Freddie Mac S.F. 20 yr
3.00% 5/1/35	2,078,725	2,071,778
3.00% 4/1/36	1,913,365	1,901,054
3.00% 2/1/37	1,189,948	1,182,282
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,001,518	1,967,528
3.00% 1/1/43	3,886,904	3,820,981
3.00% 3/1/43	4,664,199	4,585,004
3.00% 4/1/43	3,013,622	2,962,496
3.00% 7/1/43	1,234,605	1,212,547

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 8/1/43	519,980	$510,746
3.00% 10/1/43	1,546,065	1,518,885
3.00% 8/1/45	8,824,179	8,632,586
3.00% 4/1/46	1,651,081	1,612,572
3.00% 10/1/46	6,412,695	6,262,017
3.00% 11/1/46	3,907,811	3,815,383
3.00% 12/1/46	2,359,764	2,303,951
3.00% 1/1/47	4,357,630	4,251,800
3.00% 2/1/47	7,964,402	7,775,256
3.50% 2/1/42	2,243,569	2,260,584
3.50% 5/1/42	2,075,656	2,091,399
3.50% 10/1/42	1,968,464	1,983,395
3.50% 2/1/43	1,283,879	1,293,910
3.50% 5/1/43	1,464,945	1,476,056
3.50% 8/1/43	2,979,330	3,001,927
3.50% 2/1/44	965,612	972,934
3.50% 3/1/44	69,726	70,255
3.50% 6/1/44	1,148,182	1,156,221
3.50% 8/1/44	1,284,895	1,292,774
3.50% 11/1/44	2,299,501	2,310,932
3.50% 1/1/45	2,799,113	2,811,398
3.50% 7/1/45	6,861,795	6,893,096
3.50% 10/1/45	2,904,612	2,916,508
3.50% 12/1/45	1,521,823	1,529,560
3.50% 1/1/46	3,876,651	3,893,735
3.50% 3/1/46	2,020,483	2,028,757
3.50% 5/1/46	1,569,161	1,575,585
3.50% 6/1/46	3,411,421	3,425,390
3.50% 12/1/46	3,924,791	3,940,535
3.50% 2/1/47	3,126,086	3,138,071
3.50% 3/1/47	1,815,295	1,822,091
3.50% 10/1/47	1,458,438	1,462,844
3.50% 11/1/47	1,443,127	1,447,472
3.50% 12/1/47	2,882,804	2,891,456
3.50% 2/1/48	10,097,776	10,127,264
4.00% 5/1/39	218,388	225,376
4.00% 2/1/40	91,276	94,500
4.00% 5/1/40	138,806	143,709
4.00% 8/1/40	39,425	40,814
4.00% 9/1/40	319,822	331,107
4.00% 10/1/40	1,128,637	1,168,410
4.00% 11/1/40	2,573,829	2,662,281
4.00% 12/1/40	1,406,529	1,456,129
4.00% 2/1/41	1,157,679	1,198,528
4.00% 12/1/41	1,704,570	1,764,810
4.00% 1/1/42	501,242	514,931
4.00% 3/1/42	95,589	98,966
4.00% 4/1/42	2,431,093	2,516,964
4.00% 6/1/42	8,882	9,196
4.00% 5/1/44	2,841,868	2,929,081
4.00% 9/1/44	870,720	897,388
4.00% 4/1/45	3,087,355	3,181,860

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 10/1/45	1,517,095	$1,563,518
4.00% 11/1/45	561,113	578,280
4.00% 1/1/46	1,724,533	1,777,283
4.00% 2/1/46	1,341,336	1,382,342
4.00% 2/1/47	841,014	865,887
4.00% 9/1/47	7,156,885	7,359,710
4.00% 11/1/47	972,028	999,955
4.00% 12/1/47	1,963,339	2,019,822
4.00% 1/1/48	989,419	1,018,695
4.50% 2/1/39	48,602	51,123
4.50% 4/1/39	25,017	26,457
4.50% 5/1/39	74,905	79,038
4.50% 6/1/39	577,760	608,279
4.50% 7/1/39	132,777	140,467
4.50% 9/1/39	556,574	589,037
4.50% 10/1/39	494,156	522,865
4.50% 1/1/40	1,384,353	1,464,634
4.50% 2/1/40	826,884	874,716
4.50% 7/1/40	124,144	131,363
4.50% 8/1/40	85,963	90,951
4.50% 9/1/40	751,735	795,990
4.50% 2/1/41	2,548,451	2,690,721
4.50% 3/1/41	364,246	386,340
4.50% 9/1/41	732,815	775,297
4.50% 3/1/44	346,228	362,691
4.50% 5/1/44	21,413	22,428
4.50% 7/1/45	1,198,842	1,267,881
4.50% 4/1/47	571,804	598,900
4.50% 9/1/47	1,064,005	1,114,425
4.50% 12/1/47	535,352	562,368
5.00% 10/1/34	136,647	147,172
5.00% 2/1/35	38,361	41,232
5.00% 8/1/35	62,392	67,284
5.00% 10/1/35	28,932	31,194
5.00% 11/1/35	13,214	14,207
5.00% 12/1/35	98,865	106,651
5.00% 2/1/37	73,284	78,905
5.00% 12/1/37	323,925	349,150
5.00% 1/1/38	4,120	4,434
5.00% 4/1/38	3,029	3,252
5.00% 6/1/38	136,787	147,332
5.00% 7/1/38	17,730	19,104
5.00% 9/1/38	7,130	7,681
5.00% 10/1/38	140,120	150,978
5.00% 12/1/38	116,103	125,089
5.00% 1/1/39	34,723	37,421
5.00% 2/1/39	636,157	685,507
5.00% 3/1/39	1,537,905	1,658,441
5.00% 8/1/39	94,057	101,910
5.00% 9/1/39	462,403	498,504
5.00% 1/1/40	255,837	274,080
5.00% 5/1/40	107,075	114,711

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 6/1/40	945,564	$1,020,734
5.00% 9/1/40	94,491	101,797
5.00% 3/1/41	179,500	193,048
5.50% 8/1/33	35,286	38,979
5.50% 6/1/34	90,786	99,877
5.50% 6/1/35	57,343	63,277
5.50% 11/1/35	94,614	104,128
5.50% 1/1/37	42,548	46,651
5.50% 5/1/37	55,314	60,769
5.50% 7/1/37	28,224	31,137
5.50% 1/1/38	232,716	255,440
5.50% 2/1/38	54,745	60,058
5.50% 5/1/38	483,865	531,273
5.50% 6/1/38	15,498	17,007
5.50% 8/1/38	58,898	65,019
5.50% 12/1/38	75,110	82,523
5.50% 8/1/39	103,382	113,632
5.50% 12/1/39	530,261	576,851
5.50% 3/1/40	304,549	331,636
5.50% 4/1/40	705,537	773,595
5.50% 5/1/40	212,000	232,584
5.50% 6/1/41	55,484	60,803
6.00% 11/1/28	11,317	12,694
6.00% 7/1/33	12,731	14,255
6.00% 8/1/36	14,803	16,562
6.00% 11/1/36	30,069	33,644
6.00% 4/1/37	483	541
6.00% 5/1/37	85,812	96,210
6.00% 8/1/37	181,850	202,849
6.00% 9/1/37	100,466	112,864
6.00% 10/1/37	10,204	11,333
6.00% 11/1/37	141,979	158,613
6.00% 12/1/37	13,333	14,808
6.00% 1/1/38	115,793	129,277
6.00% 4/1/38	12,508	13,934
6.00% 6/1/38	18,771	20,963
6.00% 7/1/38	25,940	28,883
6.00% 8/1/38	52,151	58,023
6.00% 9/1/38	19,784	22,012
6.00% 10/1/38	66,521	73,936
6.00% 11/1/38	20,277	22,522
6.00% 3/1/39	26,084	29,041
6.00% 5/1/40	695,799	780,489
6.00% 7/1/40	903,103	1,011,245
6.50% 11/1/36	124,830	142,167
6.50% 8/1/37	70,870	79,813
6.50% 10/1/37	18,604	20,952
6.50% 6/1/38	29,665	33,409
6.50% 4/1/39	71,690	80,736
Freddie Mac S.F. 30 yr TBA
3.00% 4/1/48	500,000	487,500

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr TBA (continued)
3.50% 4/1/48	1,500,000	$1,503,500
4.00% 4/1/48	3,100,000	3,182,223
4.50% 4/1/48	800,000	837,594
GNMA I S.F. 30 yr
3.00% 9/15/42	1,218,927	1,204,961
3.00% 11/15/42	1,166,244	1,152,881
3.00% 12/15/42	326,048	322,312
3.00% 2/15/45	673,732	665,628
3.50% 10/15/40	208,624	211,811
3.50% 1/15/41	73,104	74,227
3.50% 7/15/41	73,950	75,073
3.50% 10/15/41	523,554	531,568
3.50% 3/15/42	36,128	36,680
3.50% 6/15/42	2,008,126	2,038,690
3.50% 10/15/42	222,658	225,890
4.00% 6/15/39	70,772	72,825
4.00% 4/15/40	1,720,455	1,770,363
4.00% 8/15/40	389,437	402,640
4.00% 10/15/40	519,776	539,066
4.00% 12/15/40	815,473	854,138
4.00% 1/15/41	799,406	837,416
4.00% 9/15/41	288,736	298,532
4.50% 2/15/39	101,579	105,647
4.50% 3/15/39	814,564	850,909
4.50% 4/15/39	91,533	95,525
4.50% 5/15/39	77,177	81,729
4.50% 6/15/39	136,194	142,819
4.50% 7/15/39	291,594	308,419
4.50% 8/15/39	45,406	48,009
4.50% 9/15/39	229,971	241,846
4.50% 10/15/39	866,683	922,522
4.50% 11/15/39	352,549	372,823
4.50% 12/15/39	189,702	199,480
4.50% 1/15/40	771,455	816,465
4.50% 4/15/40	164,042	173,525
4.50% 5/15/40	223,658	236,580
4.50% 6/15/40	572,950	605,043
4.50% 8/15/40	219,391	231,964
4.50% 9/15/40	133,267	140,961
4.50% 1/15/41	459,243	489,280
4.50% 2/15/41	1,658,229	1,748,246
4.50% 3/15/41	168,045	176,075
4.50% 6/15/41	161,735	169,433
4.50% 7/15/41	21,680	22,925
5.00% 3/15/35	51,357	55,017
5.00% 3/15/38	16,603	17,744
5.00% 4/15/38	13,805	14,842
5.00% 5/15/38	2,488	2,675
5.00% 8/15/38	2,567	2,707
5.00% 1/15/39	166,662	179,159
5.00% 4/15/39	199,717	214,588

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 5/15/39	787,884	$847,060
5.00% 6/15/39	635,309	681,715
5.00% 9/15/39	1,426,792	1,511,534
5.00% 10/15/39	128,972	137,688
5.00% 11/15/39	345,033	370,598
5.00% 1/15/40	911,754	976,735
5.00% 2/15/40	443,154	475,850
5.00% 4/15/40	333,880	354,195
5.00% 7/15/40	326,816	351,189
5.50% 10/15/33	170,828	188,482
5.50% 4/15/37	40,640	44,758
5.50% 7/15/37	19,513	21,454
5.50% 1/15/38	135,717	149,366
5.50% 2/15/38	182,328	200,214
5.50% 7/15/38	73,317	80,500
5.50% 8/15/38	24,755	27,013
5.50% 9/15/38	365,951	402,435
5.50% 12/15/38	244,902	268,618
5.50% 1/15/39	162,703	177,213
5.50% 5/15/39	182,912	200,713
5.50% 7/15/39	4,298	4,673
5.50% 10/15/39	193,607	211,078
5.50% 12/15/39	54,694	59,627
5.50% 4/15/40	345,478	381,059
5.50% 2/15/41	48,754	53,154
6.00% 5/15/37	1,575	1,752
6.00% 1/15/38	81,943	91,189
6.00% 3/15/38	3,089	3,482
6.00% 5/15/38	60,327	67,134
6.00% 7/15/38	11,650	12,965
6.00% 8/15/38	56,359	62,722
6.00% 10/15/38	43,520	48,439
6.00% 11/15/38	54,348	61,021
6.00% 12/15/38	99,318	110,538
6.00% 1/15/39	20,941	23,305
6.00% 5/15/39	2,394	2,664
6.00% 6/15/39	5,931	6,600
6.00% 8/15/39	7,785	8,663
6.00% 10/15/39	7,752	8,626
6.00% 6/15/40	7,155	7,962
6.00% 12/15/40	477,808	531,721
6.50% 5/15/38	12,477	13,957
6.50% 7/15/38	68,498	76,619
6.50% 10/15/38	13,516	15,118
6.50% 2/15/39	94,316	105,499
6.50% 8/15/39	16,413	18,359
GNMA II S.F. 30 yr
3.00% 9/20/42	1,842,304	1,820,846
3.00% 11/20/42	933,062	922,290
3.00% 12/20/42	1,470,889	1,454,060
3.00% 1/20/43	1,445,642	1,429,250
3.00% 2/20/43	2,130,496	2,102,121

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 3/20/43	3,352,525	$3,310,618
3.00% 6/20/43	1,290,101	1,275,738
3.00% 9/20/43	2,276,822	2,251,473
3.00% 12/20/44	1,909,145	1,888,895
3.00% 3/20/45	1,992,213	1,967,564
3.00% 4/20/45	1,650,785	1,636,756
3.00% 6/20/45	2,687,754	2,665,244
3.00% 8/20/45	3,108,472	3,073,844
3.00% 12/20/45	715,029	706,181
3.00% 5/20/46	3,154,796	3,117,221
3.00% 9/20/46	3,660,543	3,612,749
3.00% 10/20/46	3,727,189	3,675,756
3.00% 11/20/46	3,026,262	2,984,110
3.00% 12/20/46	7,160,555	7,060,787
3.00% 1/20/47	6,563,326	6,471,049
3.00% 2/20/47	1,814,201	1,788,471
3.00% 6/20/47	2,347,709	2,313,541
3.00% 7/20/47	958,281	944,068
3.00% 10/20/47	3,738,412	3,681,499
3.00% 1/20/48	1,991,330	1,960,537
3.00% 2/20/48	997,867	982,436
3.50% 4/20/42	652,014	662,009
3.50% 6/20/42	1,960,530	1,992,383
3.50% 10/20/42	788,492	800,580
3.50% 12/20/42	1,623,520	1,648,410
3.50% 2/20/43	2,730,267	2,772,135
3.50% 3/20/43	2,152,891	2,182,748
3.50% 5/20/43	1,980,447	2,010,811
3.50% 9/20/43	2,420,765	2,457,883
3.50% 1/20/44	2,662,518	2,703,346
3.50% 10/20/44	2,186,572	2,212,802
3.50% 12/20/44	1,580,415	1,598,318
3.50% 3/20/45	1,426,650	1,442,812
3.50% 4/20/45	7,305,696	7,389,589
3.50% 6/20/45	2,852,429	2,884,745
3.50% 10/20/45	2,932,564	2,965,789
3.50% 11/20/45	1,886,930	1,908,308
3.50% 12/20/45	646,835	654,114
3.50% 3/20/46	2,654,681	2,684,348
3.50% 5/20/46	5,088,811	5,144,506
3.50% 6/20/46	6,429,203	6,498,579
3.50% 7/20/46	3,217,555	3,252,027
3.50% 10/20/46	5,751,933	5,813,104
3.50% 1/20/47	2,354,608	2,379,649
3.50% 6/20/47	3,728,910	3,768,566
3.50% 7/20/47	3,328,969	3,364,372
3.50% 9/20/47	3,905,176	3,946,794
3.50% 10/20/47	885,187	894,635
3.50% 11/20/47	3,458,452	3,495,365
3.50% 1/20/48	9,453,634	9,554,345
4.00% 8/20/40	440,450	460,486
4.00% 10/20/41	82,550	86,300

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 11/20/41	1,412,327	$1,476,444
4.00% 12/20/41	564,238	589,890
4.00% 5/20/42	1,279,782	1,335,796
4.00% 7/20/42	809,535	844,255
4.00% 8/20/42	603,686	629,024
4.00% 8/20/43	1,020,536	1,056,482
4.00% 3/20/44	1,504,906	1,557,860
4.00% 8/20/44	2,009,621	2,080,383
4.00% 10/20/44	580,062	600,454
4.00% 12/20/44	2,018,862	2,089,899
4.00% 1/20/45	415,245	429,830
4.00% 2/20/45	1,059,477	1,096,660
4.00% 8/20/45	915,500	947,665
4.00% 9/20/45	1,322,229	1,368,711
4.00% 10/20/45	1,918,114	1,985,481
4.00% 11/20/45	1,217,794	1,260,572
4.00% 1/20/46	264,951	274,106
4.00% 6/20/46	1,219,242	1,258,662
4.00% 1/20/47	1,109,450	1,141,284
4.00% 3/20/47	7,354,904	7,580,786
4.00% 4/20/47	2,371,241	2,441,636
4.00% 6/20/47	1,691,422	1,742,268
4.00% 7/20/47	626,457	646,686
4.00% 8/20/47	2,427,331	2,496,980
4.00% 2/20/48	1,497,186	1,543,137
4.50% 7/20/41	1,970,905	2,073,684
4.50% 12/20/43	1,266,719	1,334,573
4.50% 1/20/44	1,086,448	1,144,718
4.50% 3/20/44	824,975	869,263
4.50% 4/20/45	669,740	705,075
4.50% 4/20/47	745,414	778,971
4.50% 7/20/47	811,404	844,026
4.50% 9/20/47	474,560	493,841
4.50% 3/20/48	1,500,000	1,566,949
5.00% 4/20/43	926,847	988,993
GNMA II S.F. 30 yr TBA
3.00% 4/1/48	1,000,000	983,809
3.50% 4/1/48	9,400,000	9,491,246
4.00% 4/1/48	1,000,000	1,027,871

Total Agency Mortgage-Backed Securities (Cost $871,457,785)		856,950,568

AGENCY OBLIGATIONS–1.52%
Federal Farm Credit Banks 1.68% 10/13/20	1,000,000	981,915
Federal Home Loan Banks
0.875% 8/5/19	2,000,000	1,964,310
1.125% 7/14/21	2,000,000	1,917,086
1.83% 7/29/20	1,000,000	987,799
2.375% 3/30/20	3,000,000	3,001,266
4.125% 3/13/20	400,000	413,373

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
5.375% 5/15/19	1,000,000	$1,035,348
5.50% 7/15/36	300,000	400,539
Federal Home Loan Mortgage
1.25% 8/1/19	500,000	493,609
1.25% 10/2/19	1,000,000	985,151
1.30% 8/28/19	2,000,000	1,972,040
1.33% 12/30/20	1,000,000	963,468
1.375% 5/1/20	2,600,000	2,550,106
1.625% 9/29/20	650,000	638,054
1.75% 5/30/19	500,000	497,729
2.00% 7/30/19	100,000	99,674
2.375% 1/13/22	4,500,000	4,470,413
6.25% 7/15/32	750,000	1,023,449
6.75% 9/15/29	100,000	135,580
6.75% 3/15/31	300,000	416,771
Federal National Mortgage Association
1.00% 8/28/19	7,000,000	6,884,801
1.00% 10/24/19	1,000,000	980,417
1.75% 9/12/19	1,000,000	993,023
1.875% 9/24/26	3,000,000	2,768,145
2.125% 4/24/26	1,765,000	1,669,681
2.625% 9/6/24	2,085,000	2,068,604
5.625% 7/15/37	100,000	135,708
6.25% 5/15/29	500,000	650,387
6.625% 11/15/30	300,000	411,326
7.125% 1/15/30	500,000	700,697
7.25% 5/15/30	500,000	711,019
Tennessee Valley Authority
3.875% 2/15/21	400,000	415,555
4.625% 9/15/60	150,000	185,830
4.65% 6/15/35	500,000	597,469
4.70% 7/15/33	200,000	236,346
5.25% 9/15/39	1,025,000	1,348,412
5.375% 4/1/56	200,000	278,622
5.88% 4/1/36	75,000	102,656
6.15% 1/15/38	100,000	142,606
7.125% 5/1/30	100,000	140,132

Total Agency Obligations (Cost $45,803,613)		46,369,116

CORPORATE BONDS–26.38%
Advertising–0.03%
Omnicom Group
3.60% 4/15/26	200,000	194,211
3.625% 5/1/22	200,000	201,476
4.45% 8/15/20	35,000	36,076
6.25% 7/15/19	250,000	260,558
WPP Finance 2010
4.75% 11/21/21	100,000	104,409
5.625% 11/15/43	250,000	272,681

		1,069,411

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense–0.41%
Boeing
1.65% 10/30/20	100,000	$97,483
1.875% 6/15/23	250,000	235,815
2.60% 10/30/25	100,000	95,585
2.80% 3/1/23	100,000	99,085
3.25% 3/1/28	95,000	94,053
3.55% 3/1/38	65,000	63,284
3.625% 3/1/48	35,000	33,768
4.875% 2/15/20	200,000	208,618
6.125% 2/15/33	50,000	63,973
6.875% 3/15/39	100,000	141,245
Boeing Capital 4.70% 10/27/19	300,000	309,925
Embraer Netherlands Finance 5.40% 2/1/27	330,000	349,091
General Dynamics
1.875% 8/15/23	150,000	140,125
2.125% 8/15/26	150,000	135,999
2.25% 11/15/22	250,000	240,853
2.375% 11/15/24	100,000	94,854
2.625% 11/15/27	100,000	93,600
Harris
2.70% 4/27/20	30,000	29,751
3.832% 4/27/25	450,000	453,316
4.854% 4/27/35	70,000	74,934
5.054% 4/27/45	70,000	77,489
L3 Technologies
3.85% 12/15/26	75,000	74,277
3.95% 5/28/24	154,000	155,109
4.75% 7/15/20	100,000	103,227
4.95% 2/15/21	100,000	104,277
Lockheed Martin
2.50% 11/23/20	150,000	148,723
2.90% 3/1/25	300,000	287,245
3.10% 1/15/23	50,000	49,753
3.35% 9/15/21	100,000	100,732
3.55% 1/15/26	250,000	248,333
3.60% 3/1/35	150,000	143,773
3.80% 3/1/45	500,000	474,628
4.07% 12/15/42	279,000	276,493
4.25% 11/15/19	200,000	204,795
4.50% 5/15/36	40,000	42,568
4.70% 5/15/46	109,000	118,758
Northrop Grumman
2.08% 10/15/20	120,000	117,498
2.55% 10/15/22	200,000	194,025
2.93% 1/15/25	450,000	432,130
3.20% 2/1/27	100,000	96,362
3.25% 8/1/23	350,000	348,078
3.25% 1/15/28	125,000	119,564
3.50% 3/15/21	100,000	101,244
4.03% 10/15/47	450,000	433,844
5.05% 11/15/40	100,000	112,468

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman Systems 7.75% 2/15/31	150,000	$204,511
Raytheon
2.50% 12/15/22	125,000	122,316
3.125% 10/15/20	200,000	201,271
4.40% 2/15/20	100,000	102,958
4.70% 12/15/41	200,000	229,060
7.20% 8/15/27	100,000	128,173
Rockwell Collins
1.95% 7/15/19	40,000	39,578
2.80% 3/15/22	150,000	146,362
3.20% 3/15/24	150,000	145,994
3.50% 3/15/27	107,000	103,429
3.70% 12/15/23	150,000	150,711
4.35% 4/15/47	70,000	69,276
4.80% 12/15/43	100,000	106,531
5.25% 7/15/19	50,000	51,544
Spirit AeroSystems 3.85% 6/15/26	75,000	74,130
United Technologies
1.50% 11/1/19	150,000	147,210
1.90% 5/4/20	150,000	147,012
1.95% 11/1/21	150,000	144,123
2.30% 5/4/22	150,000	144,573
2.65% 11/1/26	85,000	78,218
2.80% 5/4/24	100,000	95,558
3.10% 6/1/22	409,000	405,903
3.125% 5/4/27	350,000	330,942
3.75% 11/1/46	100,000	90,403
4.05% 5/4/47	50,000	47,615
4.15% 5/15/45	250,000	242,575
4.50% 4/15/20	210,000	217,160
4.50% 6/1/42	400,000	407,218
5.40% 5/1/35	200,000	228,521
6.05% 6/1/36	150,000	182,987
6.125% 7/15/38	200,000	247,236

		12,653,848

Agriculture–0.30%
Altria Group
2.625% 1/14/20	1,000,000	994,348
2.625% 9/16/26	145,000	133,910
2.85% 8/9/22	200,000	195,945
3.875% 9/16/46	200,000	187,329
4.00% 1/31/24	89,000	91,020
4.50% 5/2/43	100,000	101,611
4.75% 5/5/21	200,000	209,139
5.375% 1/31/44	63,000	72,531
Archer-Daniels-Midland
2.50% 8/11/26	250,000	230,686
3.75% 9/15/47	100,000	94,045
4.016% 4/16/43	100,000	98,762
4.479% 3/1/21	235,000	244,921

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Agriculture (continued)
BAT Capital
2.297% 8/14/20	200,000	$196,202
2.764% 8/15/22	400,000	387,291
3.222% 8/15/24	400,000	386,198
3.557% 8/15/27	600,000	575,831
4.39% 8/15/37	275,000	274,125
4.54% 8/15/47	240,000	238,375
Bunge Limited Finance
3.00% 9/25/22	55,000	53,236
3.25% 8/15/26	45,000	42,384
3.50% 11/24/20	75,000	75,304
3.75% 9/25/27	55,000	53,259
8.50% 6/15/19	135,000	143,479
Philip Morris International
1.875% 2/25/21	100,000	96,742
2.00% 2/21/20	100,000	98,542
2.125% 5/10/23	50,000	47,033
2.375% 8/17/22	150,000	144,588
2.625% 2/18/22	75,000	73,537
2.75% 2/25/26	100,000	94,151
2.90% 11/15/21	250,000	247,829
3.125% 8/17/27	150,000	144,282
3.375% 8/11/25	100,000	98,315
3.60% 11/15/23	600,000	608,867
4.125% 3/4/43	150,000	147,962
4.25% 11/10/44	85,000	85,442
4.375% 11/15/41	200,000	203,593
4.50% 3/26/20	100,000	102,974
4.50% 3/20/42	100,000	103,772
6.375% 5/16/38	150,000	193,625
Reynolds American
3.25% 6/12/20	49,000	49,030
4.00% 6/12/22	490,000	498,959
4.45% 6/12/25	105,000	108,171
4.85% 9/15/23	225,000	237,775
5.70% 8/15/35	50,000	57,047
5.85% 8/15/45	480,000	563,561
6.15% 9/15/43	125,000	150,922
8.125% 6/23/19	100,000	106,173

		9,342,823

Airlines–0.08%
American Airlines Pass Through Trust
◆Series 2013-2 Class A 4.95% 1/15/23	279,155	290,712
◆Series 2015-1 Class A 3.375% 5/1/27	87,866	86,108
◆Series 2016-2 Class AA 3.20% 6/15/28	474,000	454,400
◆Series 2016-3 Class AA 3.00% 10/15/28	58,343	55,250
◆Series 2017-1 Class AA 3.65% 2/15/29	96,100	95,571
◆Continental Airlines Pass Through Trust Series 2012-1 Class A 4.15% 4/11/24	194,629	196,731

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
Delta Air Lines
2.60% 12/4/20	135,000	$132,546
2.875% 3/13/20	65,000	64,607
3.625% 3/15/22	100,000	99,968
Southwest Airlines
2.65% 11/5/20	100,000	99,011
2.75% 11/6/19	50,000	49,928
3.00% 11/15/26	100,000	94,244
◆Spirit Airlines Pass Through Trust Series 2015-1 Class A 4.10% 4/1/28	22,421	22,439
United Airlines Pass Through Trust
◆Series 2014-2 Class A 3.75% 9/3/26	171,459	170,524
◆Series 2015-1 Class AA 3.45% 12/1/27	162,308	159,321
◆Series 2016-1 Class A 3.45% 7/7/28	92,494	90,660
◆Series 2016-1 Class AA 3.10% 7/7/28	97,362	94,078
◆Series 2018-1 Class AA 3.50% 3/1/30	135,000	133,605
◆US Airways Pass Through Trust Series 2013-1 Class A 3.95% 11/15/25	77,269	77,099

		2,466,802

Apparel–0.02%
NIKE
2.25% 5/1/23	100,000	96,753
2.375% 11/1/26	150,000	138,432
3.375% 11/1/46	100,000	91,044
3.625% 5/1/43	100,000	95,603
3.875% 11/1/45	100,000	100,090

		521,922

Auto Manufacturers–0.54%
American Honda Finance
1.20% 7/12/19	150,000	147,303
1.65% 7/12/21	200,000	191,830
1.95% 7/20/20	45,000	44,052
2.00% 11/13/19	150,000	148,552
2.00% 2/14/20	150,000	147,810
2.45% 9/24/20	150,000	148,789
2.60% 11/16/22	150,000	147,256
2.65% 2/12/21	200,000	199,067
2.90% 2/16/24	100,000	97,964
3.50% 2/15/28	250,000	252,066
Daimler Finance North America 8.50% 1/18/31	200,000	291,524
Ford Motor 4.346% 12/8/26	500,000	495,479
4.75% 1/15/43	400,000	366,044
5.291% 12/8/46	300,000	294,437
7.45% 7/16/31	650,000	789,299
Ford Motor Credit
2.021% 5/3/19	200,000	197,915
2.343% 11/2/20	200,000	194,863
2.425% 6/12/20	200,000	196,403

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit (continued)
2.459% 3/27/20	200,000	$197,244
3.096% 5/4/23	200,000	192,450
3.157% 8/4/20	300,000	298,795
3.20% 1/15/21	300,000	297,725
3.336% 3/18/21	200,000	198,954
3.664% 9/8/24	250,000	241,545
3.81% 1/9/24	200,000	196,331
3.815% 11/2/27	200,000	188,547
4.134% 8/4/25	300,000	295,626
5.75% 2/1/21	200,000	211,717
5.875% 8/2/21	750,000	800,891
General Motors
4.20% 10/1/27	200,000	196,101
5.15% 4/1/38	125,000	124,985
5.40% 4/1/48	200,000	200,525
6.25% 10/2/43	350,000	385,682
6.60% 4/1/36	305,000	350,495
6.75% 4/1/46	75,000	87,359
General Motors Financial
2.35% 10/4/19	250,000	247,797
2.40% 5/9/19	125,000	124,404
2.65% 4/13/20	125,000	123,493
3.15% 1/15/20	800,000	800,007
3.15% 6/30/22	115,000	112,680
3.20% 7/13/20	200,000	199,573
3.20% 7/6/21	200,000	198,421
3.25% 1/5/23	150,000	146,598
3.45% 1/14/22	250,000	249,331
3.70% 11/24/20	250,000	252,418
3.70% 5/9/23	140,000	139,140
3.85% 1/5/28	100,000	95,313
3.95% 4/13/24	150,000	148,924
4.00% 1/15/25	600,000	592,396
4.00% 10/6/26	250,000	243,049
4.20% 3/1/21	250,000	254,903
4.30% 7/13/25	100,000	100,290
4.35% 1/17/27	180,000	179,121
5.25% 3/1/26	200,000	211,574
PACCAR Financial
1.30% 5/10/19	130,000	128,230
1.95% 2/27/20	60,000	59,124
2.05% 11/13/20	100,000	98,036
2.30% 8/10/22	100,000	96,791
2.80% 3/1/21	65,000	64,796
Toyota Motor Credit
1.40% 5/20/19	200,000	197,392
1.55% 10/18/19	150,000	147,331
1.90% 4/8/21	150,000	145,838
1.95% 4/17/20	150,000	147,574
2.125% 7/18/19	200,000	198,809
2.15% 9/8/22	150,000	144,455

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit (continued)
2.25% 10/18/23	150,000	$142,773
2.60% 1/11/22	150,000	148,272
2.75% 5/17/21	250,000	248,564
2.90% 4/17/24	150,000	146,492
3.20% 1/11/27	100,000	98,651
3.30% 1/12/22	400,000	404,761
3.40% 9/15/21	600,000	608,783

		16,461,729

Auto Parts & Equipment–0.03%
Aptiv
3.15% 11/19/20	50,000	49,940
4.25% 1/15/26	100,000	102,286
Harman International Industries 4.15% 5/15/25	100,000	101,380
Lear
3.80% 9/15/27	100,000	96,154
5.25% 1/15/25	225,000	237,843
Magna International 3.625% 6/15/24	200,000	202,242

		789,845

Banks–6.44%
Australia & New Zealand Banking Group
1.60% 7/15/19	250,000	246,309
2.05% 9/23/19	250,000	246,980
2.30% 6/1/21	250,000	243,887
2.55% 11/23/21	250,000	244,375
2.625% 5/19/22	250,000	244,041
2.625% 11/9/22	250,000	242,739
2.70% 11/16/20	250,000	247,674
3.70% 11/16/25	250,000	254,920
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	199,222
Banco Santander
3.125% 2/23/23	200,000	194,040
3.50% 4/11/22	200,000	199,266
3.80% 2/23/28	200,000	193,514
4.25% 4/11/27	200,000	199,583
5.179% 11/19/25	200,000	209,099
Bancolombia 5.95% 6/3/21	200,000	212,500
Bank of America
2.25% 4/21/20	250,000	246,435
µ2.328% 10/1/21	350,000	342,382
µ2.369% 7/21/21	500,000	490,807
2.503% 10/21/22	500,000	480,602
2.625% 10/19/20	200,000	198,692
2.625% 4/19/21	350,000	344,916
µ2.738% 1/23/22	250,000	246,584
µ2.816% 7/21/23	350,000	341,305
µ3.004% 12/20/23	1,337,000	1,312,263
µ3.093% 10/1/25	550,000	529,225

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
µ3.124% 1/20/23	250,000	$247,631
3.248% 10/21/27	500,000	471,830
3.30% 1/11/23	1,000,000	997,733
µ3.366% 1/23/26	250,000	243,419
µ3.419% 12/20/28	480,000	460,353
3.50% 4/19/26	350,000	344,240
µ3.55% 3/5/24	400,000	401,923
µ3.593% 7/21/28	350,000	340,344
µ3.824% 1/20/28	250,000	247,261
3.875% 8/1/25	400,000	403,430
µ3.946% 1/23/49	250,000	240,870
3.95% 4/21/25	250,000	248,022
µ3.97% 3/5/29	400,000	401,524
4.00% 4/1/24	475,000	485,769
4.10% 7/24/23	1,350,000	1,394,607
4.183% 11/25/27	250,000	248,324
µ4.244% 4/24/38	350,000	358,043
4.25% 10/22/26	1,133,000	1,142,159
µ4.443% 1/20/48	200,000	209,306
4.45% 3/3/26	430,000	439,992
5.00% 1/21/44	650,000	731,406
5.875% 2/7/42	218,000	272,526
6.11% 1/29/37	200,000	241,348
7.75% 5/14/38	200,000	277,716
Bank of America N.A. 6.00% 10/15/36	400,000	494,456
Bank of Montreal
1.50% 7/18/19	190,000	186,808
1.75% 9/11/19	150,000	147,833
1.90% 8/27/21	250,000	240,234
2.10% 12/12/19	100,000	98,723
2.10% 6/15/20	350,000	343,489
2.35% 9/11/22	150,000	144,372
2.55% 11/6/22	300,000	290,261
µ3.803% 12/15/32	300,000	284,586
Bank of New York Mellon
2.05% 5/3/21	300,000	291,367
2.15% 2/24/20	150,000	148,046
2.20% 8/16/23	100,000	94,082
2.30% 9/11/19	500,000	496,249
2.45% 11/27/20	150,000	147,797
2.45% 8/17/26	250,000	227,968
2.60% 8/17/20	100,000	99,317
2.60% 2/7/22	300,000	294,470
µ2.661% 5/16/23	150,000	146,064
3.00% 2/24/25	100,000	97,019
3.00% 10/30/28	55,000	50,837
3.25% 5/16/27	150,000	145,018
3.30% 8/23/29	650,000	611,956
µ3.442% 2/7/28	180,000	176,197
3.55% 9/23/21	200,000	203,296
3.95% 11/18/25	100,000	102,566

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon (continued)
4.15% 2/1/21	100,000	$102,969
5.45% 5/15/19	100,000	103,001
Bank of Nova Scotia
1.65% 6/14/19	500,000	493,619
1.85% 4/14/20	500,000	491,078
1.875% 4/26/21	300,000	290,990
2.15% 7/14/20	250,000	245,311
2.35% 10/21/20	150,000	147,764
2.45% 3/22/21	150,000	147,614
2.45% 9/19/22	150,000	145,460
2.50% 1/8/21	150,000	147,814
2.80% 7/21/21	550,000	546,549
4.50% 12/16/25	150,000	153,380
Bank One 8.00% 4/29/27	100,000	129,123
Barclays
2.75% 11/8/19	1,000,000	992,803
2.875% 6/8/20	500,000	495,465
3.20% 8/10/21	250,000	247,112
3.25% 1/12/21	200,000	198,935
3.684% 1/10/23	200,000	198,478
4.337% 1/10/28	200,000	198,710
4.375% 1/12/26	200,000	200,547
4.836% 5/9/28	200,000	196,886
4.95% 1/10/47	200,000	205,923
5.20% 5/12/26	500,000	505,196
5.25% 8/17/45	200,000	211,789
Barclays Bank
2.65% 1/11/21	200,000	197,217
5.14% 10/14/20	200,000	206,663
BB&T
2.05% 5/10/21	250,000	242,133
2.15% 2/1/21	150,000	146,267
2.45% 1/15/20	700,000	694,355
2.85% 10/26/24	100,000	96,040
BNP Paribas
4.25% 10/15/24	200,000	202,832
5.00% 1/15/21	300,000	315,885
BNP Paribas US Medium-Term Note Program 3.25% 3/3/23	500,000	498,203
BPCE
2.25% 1/27/20	550,000	542,511
2.50% 7/15/19	250,000	248,847
3.375% 12/2/26	250,000	242,089
Branch Banking & Trust
2.10% 1/15/20	250,000	246,524
2.25% 6/1/20	700,000	689,436
2.625% 1/15/22	250,000	244,531
3.625% 9/16/25	250,000	249,435
Canadian Imperial Bank of Commerce
1.60% 9/6/19	200,000	196,691
2.10% 10/5/20	250,000	244,441

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Canadian Imperial Bank of Commerce (continued)
2.70% 2/2/21	125,000	$123,758
Capital One
2.35% 1/31/20	350,000	344,483
2.40% 9/5/19	300,000	297,304
2.65% 8/8/22	250,000	240,760
Capital One Financial
2.45% 4/24/19	350,000	348,524
3.20% 1/30/23	600,000	586,214
3.20% 2/5/25	150,000	144,086
3.50% 6/15/23	600,000	592,950
3.75% 3/9/27	250,000	241,911
3.80% 1/31/28	400,000	388,227
4.20% 10/29/25	200,000	198,490
4.75% 7/15/21	100,000	104,360
Citibank
1.85% 9/18/19	250,000	246,670
2.10% 6/12/20	1,000,000	980,997
2.85% 2/12/21	400,000	397,122
Citigroup
2.05% 6/7/19	250,000	247,771
2.35% 8/2/21	350,000	340,113
2.40% 2/18/20	750,000	742,172
2.50% 7/29/19	500,000	498,128
2.65% 10/26/20	350,000	346,032
2.70% 3/30/21	300,000	295,846
2.70% 10/27/22	250,000	242,095
µ2.876% 7/24/23	200,000	194,806
2.90% 12/8/21	700,000	689,932
µ3.142% 1/24/23	365,000	360,915
3.20% 10/21/26	300,000	285,497
3.40% 5/1/26	550,000	532,515
µ3.52% 10/27/28	250,000	241,824
µ3.668% 7/24/28	200,000	195,212
3.70% 1/12/26	400,000	395,666
3.75% 6/16/24	400,000	402,456
3.875% 10/25/23	350,000	354,221
µ3.878% 1/24/39	500,000	482,647
4.05% 7/30/22	107,000	108,842
4.125% 7/25/28	380,000	375,997
µ4.281% 4/24/48	325,000	330,251
4.30% 11/20/26	400,000	400,934
4.45% 9/29/27	600,000	607,803
4.50% 1/14/22	730,000	759,231
4.60% 3/9/26	105,000	107,882
4.65% 7/30/45	250,000	267,421
4.75% 5/18/46	150,000	153,015
5.30% 5/6/44	167,000	183,839
5.50% 9/13/25	200,000	216,874
5.875% 2/22/33	200,000	230,461
5.875% 1/30/42	150,000	185,541
6.00% 10/31/33	100,000	117,844

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
6.625% 6/15/32	100,000	$122,148
6.675% 9/13/43	150,000	195,048
8.125% 7/15/39	350,000	531,622
Citizens Bank
2.20% 5/26/20	250,000	244,920
2.55% 5/13/21	250,000	244,230
2.65% 5/26/22	250,000	242,484
Citizens Financial Group
2.375% 7/28/21	30,000	29,118
4.30% 12/3/25	150,000	151,947
Comerica 2.125% 5/23/19	50,000	49,597
Comerica Bank 4.00% 7/27/25	250,000	251,268
Commonwealth Bank of Australia
2.30% 9/6/19	250,000	247,991
2.55% 3/15/21	250,000	245,983
Compass Bank
2.875% 6/29/22	250,000	242,633
3.875% 4/10/25	250,000	244,974
Cooperatieve Rabobank
1.375% 8/9/19	400,000	392,006
2.50% 1/19/21	250,000	246,033
2.75% 1/10/23	250,000	243,433
3.375% 5/21/25	500,000	494,530
3.75% 7/21/26	250,000	241,706
3.875% 2/8/22	250,000	255,052
3.95% 11/9/22	250,000	252,889
4.50% 1/11/21	550,000	571,214
4.625% 12/1/23	350,000	365,263
5.25% 5/24/41	150,000	179,299
5.25% 8/4/45	250,000	281,903
Credit Suisse Group Funding Guernsey
2.75% 3/26/20	600,000	594,502
3.45% 4/16/21	300,000	300,158
3.80% 9/15/22	400,000	403,205
3.80% 6/9/23	1,000,000	1,003,064
4.55% 4/17/26	350,000	358,196
4.875% 5/15/45	400,000	424,786
Credit Suisse New York
2.30% 5/28/19	250,000	248,449
3.625% 9/9/24	700,000	698,396
4.375% 8/5/20	200,000	205,703
5.30% 8/13/19	100,000	103,114
Deutsche Bank
2.85% 5/10/19	300,000	299,015
2.95% 8/20/20	150,000	147,570
3.125% 1/13/21	200,000	196,903
3.375% 5/12/21	300,000	296,736
4.10% 1/13/26	200,000	193,891
Deutsche Bank London 3.70% 5/30/24	490,000	473,636
Deutsche Bank New York 2.70% 7/13/20	250,000	244,836

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank New York (continued)
3.15% 1/22/21	300,000	$295,723
3.30% 11/16/22	500,000	486,543
Discover Bank
3.35% 2/6/23	550,000	541,870
4.20% 8/8/23	250,000	255,308
Fifth Third Bancorp
2.875% 7/27/20	500,000	499,306
3.50% 3/15/22	200,000	200,976
4.30% 1/16/24	250,000	256,617
8.25% 3/1/38	100,000	143,924
Fifth Third Bank
2.20% 10/30/20	200,000	195,389
2.25% 6/14/21	500,000	486,014
First Republic Bank
4.625% 2/13/47	250,000	257,916
Goldman Sachs Group
1.95% 7/23/19	50,000	49,458
2.00% 4/25/19	50,000	49,609
2.30% 12/13/19	530,000	524,549
2.35% 11/15/21	225,000	217,139
2.55% 10/23/19	750,000	746,210
2.60% 12/27/20	750,000	739,264
2.625% 4/25/21	75,000	73,510
2.75% 9/15/20	625,000	619,002
2.875% 2/25/21	250,000	247,613
µ2.876% 10/31/22	350,000	342,799
µ2.905% 7/24/23	150,000	146,025
µ2.908% 6/5/23	150,000	146,127
3.00% 4/26/22	330,000	324,220
3.20% 2/23/23	470,000	463,733
µ3.272% 9/29/25	550,000	529,917
3.50% 11/16/26	500,000	482,249
3.625% 1/22/23	450,000	452,048
µ3.691% 6/5/28	135,000	131,030
3.75% 5/22/25	750,000	743,096
µ3.814% 4/23/29	400,000	392,596
3.85% 7/8/24	400,000	402,154
3.85% 1/26/27	300,000	296,554
µ4.017% 10/31/38	350,000	338,526
4.75% 10/21/45	150,000	160,887
5.15% 5/22/45	360,000	388,330
5.25% 7/27/21	400,000	423,847
5.375% 3/15/20	200,000	208,598
5.75% 1/24/22	750,000	811,960
5.95% 1/15/27	700,000	783,758
6.00% 6/15/20	500,000	529,366
6.125% 2/15/33	250,000	300,929
6.25% 2/1/41	255,000	323,993
6.45% 5/1/36	600,000	731,092
6.75% 10/1/37	800,000	1,003,940
HSBC Bank USA
5.625% 8/15/35	500,000	604,875

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
HSBC Bank USA (continued)
5.875% 11/1/34	100,000	$123,763
7.00% 1/15/39	100,000	140,257
HSBC Holdings
2.65% 1/5/22	250,000	243,201
2.95% 5/25/21	500,000	495,218
µ3.262% 3/13/23	200,000	197,508
3.40% 3/8/21	250,000	251,264
3.60% 5/25/23	500,000	500,063
3.90% 5/25/26	1,095,000	1,093,896
4.00% 3/30/22	500,000	512,389
µ4.041% 3/13/28	200,000	200,087
4.25% 3/14/24	300,000	301,975
4.30% 3/8/26	250,000	256,038
4.375% 11/23/26	375,000	374,131
5.10% 4/5/21	300,000	315,878
6.10% 1/14/42	200,000	259,313
6.50% 5/2/36	200,000	248,284
6.50% 9/15/37	200,000	249,840
6.80% 6/1/38	200,000	257,269
HSBC USA
2.25% 6/23/19	300,000	297,859
2.75% 8/7/20	100,000	99,279
3.50% 6/23/24	800,000	797,317
5.00% 9/27/20	300,000	311,658
Huntington Bancshares 2.30% 1/14/22	100,000	95,883
Huntington National Bank
2.40% 4/1/20	250,000	247,118
2.875% 8/20/20	250,000	248,829
Industrial & Commercial Bank of China
3.231% 11/13/19	500,000	500,254
3.538% 11/8/27	250,000	239,803
JPMorgan Chase & Co.
2.40% 6/7/21	350,000	341,796
2.55% 10/29/20	275,000	271,689
2.55% 3/1/21	500,000	492,176
2.70% 5/18/23	250,000	241,365
2.75% 6/23/20	800,000	795,788
µ2.776% 4/25/23	113,000	110,430
2.95% 10/1/26	500,000	471,028
2.972% 1/15/23	650,000	637,985
3.20% 1/25/23	1,000,000	991,187
3.20% 6/15/26	450,000	432,153
µ3.22% 3/1/25	270,000	263,404
3.25% 9/23/22	550,000	548,712
3.30% 4/1/26	500,000	484,014
3.375% 5/1/23	200,000	197,601
µ3.509% 1/23/29	310,000	301,288
µ3.54% 5/1/28	150,000	146,770
3.625% 5/13/24	250,000	249,604
3.625% 12/1/27	260,000	249,810
3.875% 2/1/24	750,000	761,844

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
µ3.897% 1/23/49	350,000	$334,560
3.90% 7/15/25	500,000	504,518
µ3.964% 11/15/48	200,000	192,990
4.125% 12/15/26	1,000,000	1,006,794
4.25% 10/15/20	750,000	772,047
µ4.26% 2/22/48	1,000,000	1,008,549
4.35% 8/15/21	600,000	621,753
4.40% 7/22/20	700,000	721,834
4.95% 6/1/45	500,000	542,262
5.40% 1/6/42	200,000	236,725
5.50% 10/15/40	100,000	120,174
5.60% 7/15/41	500,000	605,934
6.30% 4/23/19	200,000	207,548
6.40% 5/15/38	450,000	587,229
JPMorgan Chase Bank
1.65% 9/23/19	250,000	246,620
µ2.604% 2/1/21	300,000	298,449
KeyBank
1.60% 8/22/19	250,000	246,140
2.30% 9/14/22	250,000	240,300
2.40% 6/9/22	250,000	241,681
2.50% 11/22/21	250,000	244,254
3.18% 5/22/22	300,000	298,929
KeyCorp
2.90% 9/15/20	195,000	194,230
5.10% 3/24/21	300,000	316,785
Korea Development Bank
1.375% 9/12/19	500,000	489,245
2.625% 2/27/22	300,000	291,791
2.75% 3/19/23	200,000	194,035
Kreditanstalt fuer Wiederaufbau
1.00% 7/15/19	1,000,000	983,351
1.25% 9/30/19	1,000,000	983,568
1.50% 6/15/21	700,000	675,821
1.625% 3/15/21	1,000,000	972,134
1.75% 3/31/20	2,000,000	1,972,514
1.75% 9/15/21	350,000	339,631
1.875% 11/30/20	500,000	491,614
2.00% 11/30/21	500,000	488,097
2.00% 10/4/22	700,000	678,622
2.00% 5/2/25	1,200,000	1,136,033
2.125% 1/17/23	1,000,000	971,632
2.375% 12/29/22	1,095,000	1,076,291
2.50% 11/20/24	1,000,000	979,650
2.625% 1/25/22	400,000	398,958
2.75% 9/8/20	2,500,000	2,512,282
2.875% 4/3/28	525,000	523,841
4.00% 1/27/20	750,000	770,849
4.875% 6/17/19	500,000	515,381
^5.476% 4/18/36	200,000	114,759
^5.78% 6/29/37	500,000	275,801

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Landwirtschaftliche Rentenbank
1.375% 10/23/19	300,000	$295,556
1.75% 4/15/19	1,125,000	1,118,511
2.50% 11/15/27	300,000	289,547
Lloyds Bank
2.70% 8/17/20	200,000	198,000
6.375% 1/21/21	300,000	326,434
Lloyds Banking Group
µ2.907% 11/7/23	350,000	337,768
3.00% 1/11/22	200,000	197,044
3.10% 7/6/21	200,000	198,953
µ3.574% 11/7/28	350,000	331,006
3.75% 1/11/27	235,000	227,742
4.344% 1/9/48	450,000	421,049
4.375% 3/22/28	200,000	202,405
4.582% 12/10/25	300,000	300,467
4.65% 3/24/26	200,000	201,062
Manufacturers & Traders Trust
2.05% 8/17/20	250,000	244,412
2.25% 7/25/19	350,000	347,499
2.625% 1/25/21	250,000	247,050
Mitsubishi UFJ Financial Group
2.527% 9/13/23	200,000	190,970
2.665% 7/25/22	200,000	193,886
2.95% 3/1/21	230,000	228,647
2.998% 2/22/22	350,000	345,571
3.287% 7/25/27	200,000	191,441
3.455% 3/2/23	200,000	199,762
3.677% 2/22/27	350,000	346,277
3.777% 3/2/25	200,000	200,359
3.85% 3/1/26	400,000	400,982
3.961% 3/2/28	200,000	201,032
Mizuho Financial Group
2.273% 9/13/21	300,000	288,950
2.601% 9/11/22	200,000	192,773
2.953% 2/28/22	200,000	196,723
3.17% 9/11/27	200,000	188,117
3.549% 3/5/23	200,000	199,146
3.663% 2/28/27	200,000	196,532
4.018% 3/5/28	200,000	201,288
Morgan Stanley
2.50% 4/21/21	425,000	416,611
2.625% 11/17/21	400,000	390,731
2.65% 1/27/20	500,000	497,139
2.75% 5/19/22	415,000	404,951
3.125% 1/23/23	450,000	444,059
3.125% 7/27/26	235,000	222,629
µ3.591% 7/22/28	200,000	193,679
3.625% 1/20/27	350,000	342,968
3.70% 10/23/24	1,125,000	1,120,478
3.75% 2/25/23	500,000	505,633
µ3.772% 1/24/29	450,000	443,575

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
3.875% 1/27/26	265,000	$265,035
3.95% 4/23/27	300,000	292,652
µ3.971% 7/22/38	130,000	127,425
4.00% 7/23/25	200,000	202,053
4.10% 5/22/23	1,050,000	1,065,351
4.30% 1/27/45	500,000	506,749
4.35% 9/8/26	300,000	302,668
4.375% 1/22/47	1,150,000	1,179,735
4.875% 11/1/22	250,000	262,233
5.00% 11/24/25	175,000	183,290
5.50% 1/26/20	200,000	208,829
5.50% 7/28/21	300,000	320,661
5.625% 9/23/19	350,000	363,447
5.75% 1/25/21	650,000	692,990
6.25% 8/9/26	100,000	115,687
6.375% 7/24/42	850,000	1,103,565
7.25% 4/1/32	100,000	132,867
7.30% 5/13/19	300,000	314,440
MUFG Americas Holdings
2.25% 2/10/20	100,000	98,516
3.00% 2/10/25	150,000	144,826
National Australia Bank
1.375% 7/12/19	250,000	245,928
1.875% 7/12/21	250,000	240,247
2.125% 5/22/20	250,000	245,148
2.25% 1/10/20	250,000	247,766
2.50% 1/12/21	250,000	245,717
2.50% 5/22/22	250,000	242,794
2.50% 7/12/26	250,000	229,342
2.625% 7/23/20	250,000	247,969
2.80% 1/10/22	250,000	246,236
3.00% 1/20/23	500,000	492,840
National Bank of Canada
2.15% 6/12/20	250,000	245,884
2.20% 11/2/20	250,000	244,339
National City 6.875% 5/15/19	100,000	104,409
Northern Trust
3.45% 11/4/20	100,000	101,568
3.95% 10/30/25	250,000	257,275
Oesterreichische Kontrollbank
1.375% 2/10/20	300,000	294,080
1.875% 1/20/21	900,000	881,898
2.875% 3/13/23	150,000	150,241
PNC Bank
1.45% 7/29/19	250,000	245,646
2.00% 5/19/20	250,000	244,931
2.15% 4/29/21	250,000	242,956
2.30% 6/1/20	250,000	246,323
2.45% 11/5/20	500,000	492,461
2.45% 7/28/22	250,000	242,270
2.60% 7/21/20	250,000	248,054

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
PNC Bank (continued)
2.625% 2/17/22	250,000	$244,611
2.70% 11/1/22	250,000	242,190
3.10% 10/25/27	250,000	238,688
3.25% 6/1/25	250,000	244,880
4.20% 11/1/25	500,000	516,965
PNC Financial Services Group
3.15% 5/19/27	250,000	240,639
3.30% 3/8/22	300,000	301,752
5.125% 2/8/20	100,000	103,787
6.70% 6/10/19	150,000	156,758
Regions Bank 2.75% 4/1/21	300,000	296,535
Regions Financial
2.75% 8/14/22	200,000	194,530
3.20% 2/8/21	100,000	99,884
Royal Bank of Canada
1.50% 7/29/19	250,000	245,967
1.625% 4/15/19	500,000	494,553
2.15% 3/6/20	250,000	246,566
2.15% 10/26/20	115,000	112,539
2.20% 9/23/19	550,000	546,939
2.30% 3/22/21	900,000	885,104
2.35% 10/30/20	600,000	590,187
Royal Bank of Scotland Group
µ3.498% 5/15/23	400,000	393,437
4.80% 4/5/26	700,000	718,203
Santander Holdings USA
2.65% 4/17/20	300,000	296,802
2.70% 5/24/19	109,000	108,763
3.40% 1/18/23	150,000	146,681
3.70% 3/28/22	190,000	190,572
4.40% 7/13/27	220,000	219,406
4.50% 7/17/25	250,000	254,238
Santander UK
2.125% 11/3/20	200,000	195,426
2.35% 9/10/19	335,000	332,301
2.50% 1/5/21	500,000	492,059
Santander UK Group Holdings
2.875% 10/16/20	100,000	99,167
2.875% 8/5/21	250,000	245,104
µ3.373% 1/5/24	500,000	489,665
µ3.823% 11/3/28	200,000	190,948
Skandinaviska Enskilda Banken
2.30% 3/11/20	250,000	246,565
2.625% 3/15/21	250,000	246,482
2.80% 3/11/22	250,000	245,458
Sumitomo Mitsui Banking
2.092% 10/18/19	250,000	246,829
2.45% 1/16/20	600,000	593,673
2.514% 1/17/20	250,000	247,630
2.65% 7/23/20	400,000	395,358
3.20% 7/18/22	250,000	249,066

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group
2.778% 10/18/22	150,000	$145,780
2.784% 7/12/22	200,000	195,180
2.846% 1/11/22	250,000	245,924
2.934% 3/9/21	200,000	199,002
3.01% 10/19/26	500,000	470,376
3.102% 1/17/23	250,000	246,069
3.352% 10/18/27	150,000	143,991
3.364% 7/12/27	200,000	192,791
3.446% 1/11/27	250,000	242,914
3.544% 1/17/28	250,000	243,224
3.784% 3/9/26	200,000	199,794
SunTrust Banks
2.45% 8/1/22	150,000	144,665
2.50% 5/1/19	450,000	448,759
2.70% 1/27/22	150,000	146,830
2.90% 3/3/21	100,000	99,264
3.00% 2/2/23	100,000	98,321
3.30% 5/15/26	200,000	191,057
SVB Financial Group 5.375% 9/15/20	150,000	158,208
Svenska Handelsbanken
1.50% 9/6/19	250,000	245,430
1.875% 9/7/21	250,000	239,097
2.40% 10/1/20	400,000	393,239
2.45% 3/30/21	250,000	245,646
Synovus Financial 3.125% 11/1/22	60,000	58,222
Toronto-Dominion Bank
1.45% 8/13/19	150,000	147,475
1.80% 7/13/21	150,000	144,062
1.85% 9/11/20	165,000	160,636
1.90% 10/24/19	300,000	296,058
2.125% 7/2/19	200,000	198,672
2.125% 4/7/21	150,000	146,181
2.25% 11/5/19	250,000	247,999
2.50% 12/14/20	200,000	197,563
2.55% 1/25/21	150,000	148,230
U.S. Bancorp
2.35% 1/29/21	150,000	147,884
2.375% 7/22/26	150,000	136,357
2.95% 7/15/22	200,000	197,277
3.00% 3/15/22	150,000	149,206
3.10% 4/27/26	65,000	62,119
3.15% 4/27/27	350,000	336,876
3.60% 9/11/24	250,000	250,823
3.70% 1/30/24	250,000	254,800
U.S. Bank
1.40% 4/26/19	700,000	691,454
2.05% 10/23/20	250,000	244,733
2.35% 1/23/20	250,000	248,039
2.85% 1/23/23	250,000	246,983
UBS 2.35% 3/26/20	700,000	690,383
Wachovia 5.50% 8/1/35	150,000	168,302

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co.
2.10% 7/26/21	400,000	$386,469
2.50% 3/4/21	350,000	343,785
2.55% 12/7/20	300,000	294,953
2.60% 7/22/20	1,050,000	1,040,322
2.625% 7/22/22	150,000	145,182
3.00% 4/22/26	150,000	140,976
3.00% 10/23/26	300,000	281,250
3.30% 9/9/24	250,000	244,136
3.45% 2/13/23	250,000	246,805
3.50% 3/8/22	600,000	601,933
µ3.584% 5/22/28	755,000	737,566
3.90% 5/1/45	510,000	491,415
4.10% 6/3/26	740,000	736,193
4.125% 8/15/23	300,000	304,621
4.30% 7/22/27	750,000	755,438
4.40% 6/14/46	250,000	243,224
4.60% 4/1/21	350,000	363,531
4.65% 11/4/44	225,000	227,465
4.75% 12/7/46	350,000	359,501
5.375% 11/2/43	775,000	857,527
Wells Fargo Bank
1.75% 5/24/19	250,000	247,206
2.15% 12/6/19	350,000	346,315
2.40% 1/15/20	750,000	744,009
2.60% 1/15/21	750,000	739,831
5.85% 2/1/37	450,000	548,607
6.60% 1/15/38	450,000	596,527
Wells Fargo Capital X 5.95% 12/15/36	100,000	108,500
Westpac Banking 1.60% 8/19/19	200,000	196,868
1.65% 5/13/19	150,000	148,320
2.00% 8/19/21	200,000	192,685
2.10% 5/13/21	150,000	145,760
2.15% 3/6/20	250,000	246,296
2.30% 5/26/20	100,000	98,589
2.50% 6/28/22	150,000	145,910
2.60% 11/23/20	150,000	148,202
2.65% 1/25/21	250,000	247,277
2.70% 8/19/26	200,000	185,278
2.75% 1/11/23	450,000	438,659
2.80% 1/11/22	300,000	296,015
2.85% 5/13/26	150,000	141,289
3.35% 3/8/27	250,000	242,201
3.40% 1/25/28	250,000	243,591
µ4.322% 11/23/31	250,000	248,779
4.875% 11/19/19	250,000	257,767

		196,683,995

Beverages–0.74%
Anheuser-Busch InBev Finance 2.625% 1/17/23	450,000	438,304

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Finance (continued)
2.65% 2/1/21	1,340,000	$1,330,404
3.30% 2/1/23	860,000	861,586
3.65% 2/1/26	1,600,000	1,593,165
4.00% 1/17/43	100,000	95,162
4.625% 2/1/44	550,000	571,578
4.70% 2/1/36	950,000	1,008,172
4.90% 2/1/46	1,230,000	1,331,709
Anheuser-Busch InBev Worldwide
2.50% 7/15/22	450,000	437,545
3.50% 1/12/24	360,000	362,805
3.75% 1/15/22	400,000	408,348
3.75% 7/15/42	136,000	125,294
4.00% 4/13/28	270,000	273,626
4.375% 2/15/21	30,000	31,186
4.375% 4/15/38	285,000	291,349
4.439% 10/6/48	395,000	399,577
4.60% 4/15/48	615,000	637,725
4.75% 4/15/58	200,000	205,119
4.95% 1/15/42	300,000	326,534
5.375% 1/15/20	400,000	418,635
8.20% 1/15/39	200,000	299,855
Brown-Forman
3.50% 4/15/25	60,000	60,329
4.00% 4/15/38	85,000	85,952
Coca-Cola
1.375% 5/30/19	150,000	148,177
1.55% 9/1/21	150,000	143,943
2.20% 5/25/22	70,000	68,009
2.25% 9/1/26	200,000	184,429
2.45% 11/1/20	500,000	497,744
2.50% 4/1/23	250,000	244,829
2.55% 6/1/26	100,000	95,075
2.875% 10/27/25	100,000	97,432
2.90% 5/25/27	100,000	96,717
3.15% 11/15/20	170,000	171,418
3.30% 9/1/21	250,000	252,775
Coca-Cola Bottling Consolidated 3.80% 11/25/25	50,000	49,284
Coca-Cola European Partners US
3.50% 9/15/20	100,000	101,231
4.50% 9/1/21	200,000	208,122
Coca-Cola Femsa 3.875% 11/26/23	200,000	204,840
Constellation Brands
2.00% 11/7/19	160,000	157,859
2.25% 11/6/20	200,000	195,817
2.70% 5/9/22	30,000	29,131
3.20% 2/15/23	100,000	98,189
3.50% 5/9/27	30,000	28,941
3.60% 2/15/28	100,000	96,679
3.70% 12/6/26	100,000	98,043
3.75% 5/1/21	75,000	76,330

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Constellation Brands (continued)
3.875% 11/15/19	60,000	$60,833
4.10% 2/15/48	100,000	93,299
4.25% 5/1/23	280,000	287,141
4.50% 5/9/47	45,000	44,822
Diageo Capital
2.625% 4/29/23	350,000	339,664
3.875% 4/29/43	30,000	29,959
4.828% 7/15/20	100,000	104,271
5.875% 9/30/36	100,000	128,115
Diageo Investment
2.875% 5/11/22	200,000	197,822
8.00% 9/15/22	100,000	119,149
Dr Pepper Snapple Group
3.13% 12/15/23	100,000	97,125
3.40% 11/15/25	150,000	143,386
3.43% 6/15/27	70,000	67,172
4.42% 12/15/46	50,000	47,157
Fomento Economico Mexicano
2.875% 5/10/23	150,000	146,328
4.375% 5/10/43	200,000	204,295
Molson Coors Brewing
1.45% 7/15/19	80,000	78,548
2.10% 7/15/21	100,000	96,029
3.00% 7/15/26	110,000	102,068
4.20% 7/15/46	595,000	564,664
5.00% 5/1/42	250,000	267,507
PepsiCo
1.35% 10/4/19	65,000	63,843
1.55% 5/2/19	150,000	148,591
1.70% 10/6/21	150,000	144,174
2.00% 4/15/21	150,000	146,338
2.15% 10/14/20	150,000	148,133
2.25% 5/2/22	200,000	194,641
2.375% 10/6/26	80,000	73,720
2.75% 3/1/23	550,000	542,682
2.85% 2/24/26	90,000	86,420
3.00% 8/25/21	100,000	100,572
3.00% 10/15/27	150,000	143,879
3.125% 11/1/20	250,000	252,440
3.45% 10/6/46	590,000	543,729
3.60% 3/1/24	779,000	797,332
3.60% 8/13/42	250,000	240,414
4.00% 3/5/42	100,000	99,687
4.00% 5/2/47	105,000	105,790
4.45% 4/14/46	120,000	129,385
4.50% 1/15/20	100,000	103,228
4.875% 11/1/40	100,000	115,353
5.50% 1/15/40	150,000	185,047

		22,523,725

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology–0.43%
Amgen
1.85% 8/19/21	100,000	$95,896
2.125% 5/1/20	200,000	196,602
2.20% 5/22/19	650,000	646,084
2.20% 5/11/20	300,000	295,918
2.25% 8/19/23	200,000	188,661
2.60% 8/19/26	200,000	182,948
2.65% 5/11/22	200,000	195,332
2.70% 5/1/22	100,000	97,791
3.125% 5/1/25	200,000	193,371
3.20% 11/2/27	400,000	379,773
3.625% 5/15/22	100,000	101,264
3.625% 5/22/24	150,000	151,211
3.875% 11/15/21	200,000	204,539
4.10% 6/15/21	100,000	103,179
4.40% 5/1/45	300,000	300,757
4.50% 3/15/20	150,000	154,515
5.15% 11/15/41	250,000	278,851
5.65% 6/15/42	200,000	237,601
5.75% 3/15/40	200,000	240,969
6.375% 6/1/37	100,000	125,451
6.40% 2/1/39	50,000	63,257
Baxalta
2.875% 6/23/20	400,000	397,400
3.60% 6/23/22	100,000	99,789
4.00% 6/23/25	150,000	149,989
5.25% 6/23/45	45,000	49,250
Biogen
2.90% 9/15/20	250,000	248,620
3.625% 9/15/22	145,000	146,524
4.05% 9/15/25	145,000	148,668
5.20% 9/15/45	255,000	279,500
Celgene
2.75% 2/15/23	200,000	192,194
2.875% 8/15/20	200,000	199,321
2.875% 2/19/21	45,000	44,712
3.25% 8/15/22	250,000	246,494
3.25% 2/20/23	150,000	147,720
3.45% 11/15/27	200,000	189,970
3.55% 8/15/22	300,000	299,888
3.625% 5/15/24	200,000	197,733
3.875% 8/15/25	200,000	198,458
3.90% 2/20/28	250,000	246,633
3.95% 10/15/20	100,000	101,883
4.00% 8/15/23	100,000	101,781
4.35% 11/15/47	200,000	191,159
4.55% 2/20/48	250,000	246,069
4.625% 5/15/44	300,000	300,309
5.00% 8/15/45	110,000	115,029
Genzyme 5.00% 6/15/20	100,000	104,241
Gilead Sciences
1.85% 9/20/19	70,000	69,141

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences (continued)
1.95% 3/1/22	85,000	$81,388
2.55% 9/1/20	500,000	496,137
2.95% 3/1/27	300,000	284,166
3.25% 9/1/22	125,000	125,192
3.50% 2/1/25	670,000	668,812
3.65% 3/1/26	300,000	301,370
4.15% 3/1/47	380,000	373,016
4.40% 12/1/21	200,000	208,504
4.50% 4/1/21	100,000	104,274
4.50% 2/1/45	80,000	83,134
4.60% 9/1/35	200,000	214,600
4.75% 3/1/46	250,000	269,984
4.80% 4/1/44	400,000	432,780
5.65% 12/1/41	250,000	297,547

		13,087,349

Building Materials–0.08%
Fortune Brands Home & Security
3.00% 6/15/20	50,000	49,789
4.00% 6/15/25	50,000	51,227
Johnson Controls International
f3.625% 7/2/24	107,000	107,353
3.90% 2/14/26	75,000	75,267
4.25% 3/1/21	60,000	61,842
4.50% 2/15/47	145,000	147,590
f4.95% 7/2/64	94,000	94,782
5.00% 3/30/20	100,000	104,119
5.125% 9/14/45	75,000	84,456
Lennox International 3.00% 11/15/23	25,000	24,390
Martin Marietta Materials
3.45% 6/1/27	43,000	41,203
3.50% 12/15/27	100,000	95,491
4.25% 7/2/24	55,000	56,365
4.25% 12/15/47	100,000	92,836
Masco
3.50% 4/1/21	210,000	211,149
3.50% 11/15/27	60,000	57,074
4.375% 4/1/26	160,000	162,980
4.50% 5/15/47	100,000	95,739
Owens Corning
4.20% 12/15/22	212,000	217,084
4.30% 7/15/47	100,000	91,717
7.00% 12/1/36	100,000	128,369
Vulcan Materials
3.90% 4/1/27	45,000	44,334
4.70% 3/1/48	250,000	245,022

		2,340,178

Chemicals–0.38%
Agrium
3.15% 10/1/22	100,000	99,097

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Agrium (continued)
4.125% 3/15/35	500,000	$489,187
6.125% 1/15/41	245,000	294,286
Air Products & Chemicals
3.35% 7/31/24	250,000	252,835
4.375% 8/21/19	50,000	51,176
Albemarle 5.45% 12/1/44	500,000	548,133
Celanese US Holdings
4.625% 11/15/22	90,000	93,973
5.875% 6/15/21	70,000	75,243
Dow Chemical
4.25% 11/15/20	700,000	718,538
4.375% 11/15/42	400,000	399,711
5.25% 11/15/41	100,000	111,171
7.375% 11/1/29	125,000	163,178
8.55% 5/15/19	355,000	376,905
9.40% 5/15/39	100,000	161,566
Eastman Chemical
3.60% 8/15/22	225,000	226,674
3.80% 3/15/25	100,000	101,254
4.65% 10/15/44	70,000	72,481
4.80% 9/1/42	250,000	264,708
EI du Pont de Nemours & Co.
2.20% 5/1/20	100,000	98,648
3.625% 1/15/21	100,000	101,768
4.15% 2/15/43	100,000	97,025
4.25% 4/1/21	150,000	155,059
6.50% 1/15/28	150,000	182,427
FMC
3.95% 2/1/22	100,000	101,557
4.10% 2/1/24	100,000	101,327
International Flavors & Fragrances
3.20% 5/1/23	50,000	49,631
4.375% 6/1/47	55,000	55,350
LYB International Finance 4.00% 7/15/23	200,000	203,978
LYB International Finance II 3.50% 3/2/27	159,000	152,882
LyondellBasell Industries
5.00% 4/15/19	300,000	304,602
6.00% 11/15/21	350,000	378,110
Methanex 5.65% 12/1/44	200,000	200,544
Monsanto
2.125% 7/15/19	400,000	396,940
4.70% 7/15/64	250,000	243,563
Mosaic
3.25% 11/15/22	100,000	98,011
4.05% 11/15/27	150,000	146,585
4.25% 11/15/23	125,000	127,606
5.45% 11/15/33	104,000	110,408
5.625% 11/15/43	200,000	209,825
NewMarket 4.10% 12/15/22	50,000	51,331

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Potash of Saskatchewan
3.00% 4/1/25	300,000	$285,354
4.00% 12/15/26	200,000	200,123
4.875% 3/30/20	10,000	10,311
6.50% 5/15/19	145,000	150,229
PPG Industries
2.30% 11/15/19	100,000	99,453
3.60% 11/15/20	100,000	101,796
Praxair
2.20% 8/15/22	100,000	96,522
2.25% 9/24/20	250,000	246,205
2.70% 2/21/23	100,000	98,095
4.05% 3/15/21	100,000	103,156
4.50% 8/15/19	100,000	102,687
Rohm & Haas 7.85% 7/15/29	150,000	202,103
RPM International
3.75% 3/15/27	100,000	97,605
5.25% 6/1/45	100,000	109,116
6.125% 10/15/19	100,000	104,648
Sherwin-Williams
2.25% 5/15/20	250,000	245,977
2.75% 6/1/22	250,000	243,731
3.125% 6/1/24	100,000	96,821
3.45% 6/1/27	145,000	138,953
3.95% 1/15/26	250,000	254,587
4.50% 6/1/47	88,000	87,951
7.25% 6/15/19	50,000	52,680
Syngenta Finance 3.125% 3/28/22	100,000	96,702
Westlake Chemical
3.60% 8/15/26	150,000	145,113
5.00% 8/15/46	100,000	105,797

		11,543,008

Commercial Services–0.16%
Automatic Data Processing
2.25% 9/15/20	250,000	247,076
3.375% 9/15/25	125,000	125,774
Block Financial 4.125% 10/1/20	250,000	254,031
Board of Trustees of The Leland Stanford Junior University
3.647% 5/1/48	70,000	70,856
4.75% 5/1/19	250,000	256,004
California Institute of Technology 4.321% 8/1/45	60,000	66,265
Ecolab
2.25% 1/12/20	200,000	197,870
2.375% 8/10/22	150,000	145,371
2.70% 11/1/26	45,000	42,287
3.25% 1/14/23	100,000	100,172
4.35% 12/8/21	164,000	171,518
Equifax 2.30% 6/1/21	125,000	121,291

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services (continued)
George Washington University
4.126% 9/15/48	200,000	$201,886
4.30% 9/15/44	100,000	106,422
Massachusetts Institute of Technology
3.885% 7/1/2116	55,000	51,566
5.60% 7/1/2111	200,000	263,817
Moody’s
2.625% 1/15/23	100,000	96,649
2.75% 12/15/21	125,000	122,837
3.25% 1/15/28	65,000	62,002
4.50% 9/1/22	250,000	261,051
Northwestern University 3.662% 12/1/57	75,000	74,129
President & Fellows of Harvard College
3.15% 7/15/46	100,000	92,719
3.30% 7/15/56	100,000	93,054
Princeton University 5.70% 3/1/39	50,000	65,385
S&P Global
2.95% 1/22/27	150,000	142,817
6.55% 11/15/37	400,000	527,987
Total System Services
3.75% 6/1/23	125,000	125,099
3.80% 4/1/21	50,000	50,556
4.80% 4/1/26	100,000	104,933
University of Notre Dame du Lac 3.394% 2/15/48	100,000	96,210
University of Southern California
3.028% 10/1/39	200,000	183,010
3.841% 10/1/47	55,000	56,524
Verisk Analytics
4.00% 6/15/25	100,000	100,791
4.125% 9/12/22	100,000	103,181
Western Union 5.253% 4/1/20	107,000	110,959
William Marsh Rice University 3.574% 5/15/45	100,000	99,622

		4,991,721

Computers–0.69%
Apple
1.10% 8/2/19	250,000	245,571
1.50% 9/12/19	150,000	147,973
1.55% 2/7/20	950,000	932,726
1.55% 8/4/21	250,000	239,698
1.80% 11/13/19	150,000	148,476
1.90% 2/7/20	150,000	148,319
2.00% 5/6/20	100,000	98,770
2.00% 11/13/20	150,000	147,444
2.10% 5/6/19	250,000	249,360
2.10% 9/12/22	150,000	144,607
2.15% 2/9/22	250,000	243,417
2.25% 2/23/21	500,000	492,685
2.30% 5/11/22	150,000	146,160

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
2.40% 1/13/23	150,000	$145,760
2.40% 5/3/23	1,072,000	1,037,691
2.45% 8/4/26	250,000	232,009
2.50% 2/9/22	150,000	147,764
2.50% 2/9/25	250,000	237,248
2.70% 5/13/22	100,000	98,922
2.75% 1/13/25	100,000	96,334
2.85% 2/23/23	450,000	446,606
2.90% 9/12/27	400,000	381,223
3.00% 6/20/27	925,000	892,770
3.00% 11/13/27	200,000	191,786
3.20% 5/13/25	150,000	148,556
3.20% 5/11/27	154,000	150,654
3.25% 2/23/26	415,000	409,588
3.35% 2/9/27	200,000	197,807
3.45% 5/6/24	350,000	353,670
3.45% 2/9/45	125,000	115,642
3.75% 9/12/47	225,000	218,029
3.75% 11/13/47	150,000	145,219
3.85% 5/4/43	350,000	345,764
3.85% 8/4/46	635,000	622,932
4.25% 2/9/47	25,000	25,967
4.375% 5/13/45	100,000	105,776
4.45% 5/6/44	600,000	645,451
4.50% 2/23/36	250,000	274,616
4.65% 2/23/46	530,000	585,037
Dell International
3.48% 6/1/19	765,000	768,678
4.42% 6/15/21	900,000	923,860
5.45% 6/15/23	905,000	960,378
6.02% 6/15/26	250,000	269,658
8.10% 7/15/36	135,000	164,548
8.35% 7/15/46	130,000	165,637
DXC Technology 4.75% 4/15/27	300,000	311,782
Hewlett Packard Enterprise
3.60% 10/15/20	550,000	555,412
4.90% 10/15/25	450,000	467,927
6.20% 10/15/35	250,000	269,212
6.35% 10/15/45	250,000	267,990
HP 6.00% 9/15/41	305,000	326,223
IBM Credit
1.80% 1/20/21	100,000	97,050
2.20% 9/8/22	100,000	96,095
2.65% 2/5/21	150,000	149,275
3.00% 2/6/23	150,000	148,519
International Business Machines
1.625% 5/15/20	550,000	537,553
1.80% 5/17/19	500,000	496,207
1.875% 8/1/22	600,000	570,673
1.90% 1/27/20	150,000	148,146
2.50% 1/27/22	150,000	147,105

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Computers (continued)
International Business Machines (continued)
2.875% 11/9/22	150,000	$148,124
2.90% 11/1/21	150,000	150,040
3.30% 1/27/27	100,000	98,723
3.45% 2/19/26	150,000	149,381
4.00% 6/20/42	200,000	203,771
5.60% 11/30/39	210,000	261,632
5.875% 11/29/32	120,000	149,177
NetApp 3.375% 6/15/21	150,000	150,040
Seagate HDD Cayman
4.25% 3/1/22	100,000	98,981
4.875% 3/1/24	100,000	100,074

		20,989,898

Construction & Engineering–0.00%
Fluor 3.50% 12/15/24	100,000	100,960

		100,960

Containers & Packaging–0.05%
Bemis
4.50% 10/15/21	300,000	312,611
6.80% 8/1/19	10,000	10,494
Packaging Corporation of America
2.45% 12/15/20	105,000	103,408
3.40% 12/15/27	70,000	67,100
3.90% 6/15/22	50,000	51,040
4.50% 11/1/23	150,000	156,721
Sonoco Products 5.75% 11/1/40	100,000	113,761
WestRock
3.00% 9/15/24	100,000	95,742
3.75% 3/15/25	100,000	99,920
4.00% 3/15/28	100,000	100,412
WestRock MWV 8.20% 1/15/30	150,000	202,474
WestRock RKT 4.90% 3/1/22	200,000	210,656

		1,524,339

Cosmetics & Personal Care–0.14%
Colgate-Palmolive
2.25% 11/15/22	60,000	58,064
2.30% 5/3/22	100,000	97,798
3.70% 8/1/47	55,000	52,727
4.00% 8/15/45	100,000	99,509
Estee Lauder
1.80% 2/7/20	70,000	68,808
3.15% 3/15/27	100,000	98,016
4.15% 3/15/47	65,000	68,222
4.375% 6/15/45	250,000	267,577
Procter & Gamble
1.70% 11/3/21	150,000	144,593
1.85% 2/2/21	300,000	293,250
1.90% 11/1/19	200,000	198,499
2.15% 8/11/22	150,000	145,348
2.30% 2/6/22	250,000	245,291

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Procter & Gamble (continued)
2.45% 11/3/26	150,000	$139,678
2.70% 2/2/26	100,000	95,732
2.85% 8/11/27	150,000	144,077
3.10% 8/15/23	200,000	201,607
5.55% 3/5/37	200,000	252,537
Unilever Capital
1.375% 7/28/21	120,000	114,224
1.80% 5/5/20	100,000	98,249
2.00% 7/28/26	100,000	89,257
2.20% 5/5/22	150,000	145,088
2.60% 5/5/24	100,000	96,109
2.75% 3/22/21	100,000	99,796
2.90% 5/5/27	150,000	142,034
3.125% 3/22/23	150,000	149,738
3.375% 3/22/25	100,000	99,989
3.50% 3/22/28	150,000	149,956
4.25% 2/10/21	200,000	207,611
5.90% 11/15/32	133,000	167,381

		4,230,765

Distribution & Wholesale–0.01%
WW Grainger
3.75% 5/15/46	150,000	140,340
4.20% 5/15/47	100,000	100,685
4.60% 6/15/45	55,000	58,330

		299,355

Diversified Financial Services–0.77%
AerCap Ireland Capital
3.50% 5/26/22	150,000	147,903
3.50% 1/15/25	150,000	144,843
3.65% 7/21/27	150,000	140,740
3.75% 5/15/19	475,000	478,103
3.95% 2/1/22	600,000	602,049
4.50% 5/15/21	450,000	461,283
4.625% 10/30/20	500,000	514,974
Affiliated Managers Group 4.25% 2/15/24	100,000	103,282
Air Lease
2.50% 3/1/21	60,000	58,853
2.625% 7/1/22	200,000	193,311
3.25% 3/1/25	100,000	95,549
3.375% 6/1/21	100,000	100,234
3.875% 4/1/21	125,000	126,965
4.25% 9/15/24	300,000	304,529
American Express
2.20% 10/30/20	180,000	175,648
2.50% 8/1/22	250,000	241,392
2.65% 12/2/22	115,000	111,376
3.00% 10/30/24	300,000	288,472
3.40% 2/27/23	200,000	199,548

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express (continued)
4.05% 12/3/42	135,000	$135,628
8.125% 5/20/19	100,000	105,929
American Express Credit
1.70% 10/30/19	115,000	113,040
1.875% 5/3/19	200,000	198,177
2.20% 3/3/20	100,000	98,628
2.25% 8/15/19	200,000	198,873
2.25% 5/5/21	700,000	682,179
2.375% 5/26/20	800,000	789,869
2.60% 9/14/20	200,000	197,811
2.70% 3/3/22	100,000	97,907
3.30% 5/3/27	230,000	223,137
Ameriprise Financial
2.875% 9/15/26	100,000	94,654
5.30% 3/15/20	200,000	208,503
7.30% 6/28/19	200,000	211,089
BlackRock
3.20% 3/15/27	167,000	162,677
3.375% 6/1/22	150,000	152,632
5.00% 12/10/19	100,000	103,879
BOC Aviation 3.00% 5/23/22	500,000	486,039
Brookfield Finance
3.90% 1/25/28	100,000	97,248
4.00% 4/1/24	100,000	100,866
4.70% 9/20/47	150,000	146,069
Cboe Global Markets 3.65% 1/12/27	100,000	97,632
Charles Schwab
3.00% 3/10/25	100,000	97,070
3.20% 3/2/27	100,000	97,372
3.45% 2/13/26	70,000	69,527
4.45% 7/22/20	100,000	103,686
CME Group
3.00% 9/15/22	300,000	298,312
5.30% 9/15/43	100,000	122,383
Discover Financial Services
3.75% 3/4/25	100,000	97,209
3.95% 11/6/24	100,000	99,066
4.10% 2/9/27	115,000	114,286
5.20% 4/27/22	100,000	104,958
E*TRADE Financial
2.95% 8/24/22	75,000	73,084
3.80% 8/24/27	35,000	34,050
Eaton Vance 3.50% 4/6/27	100,000	99,383
Franklin Resources
2.85% 3/30/25	100,000	96,428
4.625% 5/20/20	100,000	103,621
GE Capital International Funding Unlimited
2.342% 11/15/20	1,100,000	1,076,160
4.418% 11/15/35	1,354,000	1,326,004
Genpact Luxembourg 3.70% 4/1/22	50,000	49,112

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Intercontinental Exchange
2.35% 9/15/22	250,000	$240,674
2.75% 12/1/20	85,000	84,530
3.10% 9/15/27	250,000	239,582
3.75% 12/1/25	85,000	86,323
4.00% 10/15/23	200,000	207,149
Invesco Finance
3.75% 1/15/26	100,000	100,773
4.00% 1/30/24	500,000	516,617
Janus Capital Group 4.875% 8/1/25	150,000	156,995
Jefferies Group
4.85% 1/15/27	310,000	317,580
5.125% 1/20/23	150,000	158,895
6.25% 1/15/36	100,000	109,032
8.50% 7/15/19	200,000	212,978
Lazard Group
3.625% 3/1/27	100,000	97,439
3.75% 2/13/25	100,000	98,557
4.25% 11/14/20	106,000	109,016
Legg Mason
4.75% 3/15/26	150,000	157,105
5.625% 1/15/44	100,000	108,960
Mastercard
2.00% 11/21/21	100,000	97,321
2.95% 11/21/26	150,000	145,383
3.375% 4/1/24	500,000	505,477
3.80% 11/21/46	100,000	100,216
Nasdaq
3.85% 6/30/26	45,000	44,469
5.55% 1/15/20	100,000	104,338
National Rural Utilities Cooperative Finance
1.50% 11/1/19	115,000	112,745
2.30% 11/1/20	100,000	98,178
2.30% 9/15/22	70,000	67,582
2.35% 6/15/20	300,000	296,033
2.40% 4/25/22	50,000	48,348
2.70% 2/15/23	50,000	48,777
2.90% 3/15/21	70,000	69,836
2.95% 2/7/24	60,000	58,777
3.05% 4/25/27	100,000	96,344
3.25% 11/1/25	100,000	98,333
4.023% 11/1/32	100,000	102,326
µ4.75% 4/30/43	100,000	102,695
8.00% 3/1/32	150,000	213,154
Nomura Holdings 6.70% 3/4/20	83,000	88,519
ORIX
2.90% 7/18/22	90,000	88,059
3.25% 12/4/24	100,000	97,247
3.70% 7/18/27	100,000	97,901
Private Export Funding
2.45% 7/15/24	250,000	244,200
4.30% 12/15/21	100,000	105,951

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Raymond James Financial 4.95% 7/15/46	50,000	$54,280
Synchrony Financial
2.70% 2/3/20	500,000	494,931
3.70% 8/4/26	200,000	187,373
4.25% 8/15/24	150,000	149,310
4.50% 7/23/25	100,000	100,162
TD Ameritrade Holding
2.95% 4/1/22	250,000	247,891
3.30% 4/1/27	90,000	87,898
Visa
2.15% 9/15/22	45,000	43,391
2.20% 12/14/20	500,000	492,292
2.75% 9/15/27	75,000	70,802
2.80% 12/14/22	300,000	296,370
3.15% 12/14/25	750,000	736,347
3.65% 9/15/47	375,000	365,102
4.15% 12/14/35	115,000	122,694
4.30% 12/14/45	530,000	569,896
Washington Prime Group 5.95% 8/15/24	70,000	66,837

		23,473,221

Electric–1.62%
AEP Transmission 3.75% 12/1/47	100,000	94,855
Alabama Power
2.45% 3/30/22	100,000	97,569
3.70% 12/1/47	100,000	96,156
3.75% 3/1/45	150,000	145,833
4.30% 1/2/46	150,000	158,903
6.125% 5/15/38	100,000	128,204
Ameren
2.70% 11/15/20	50,000	49,500
3.65% 2/15/26	50,000	49,463
Ameren Illinois 3.70% 12/1/47	100,000	96,836
American Electric Power
2.15% 11/13/20	70,000	68,524
2.95% 12/15/22	125,000	123,723
3.20% 11/13/27	100,000	95,491
Appalachian Power 4.60% 3/30/21	150,000	156,567
Arizona Public Service
2.95% 9/15/27	50,000	47,699
3.15% 5/15/25	100,000	98,592
4.35% 11/15/45	100,000	106,057
4.50% 4/1/42	100,000	108,548
5.05% 9/1/41	100,000	115,254
Avangrid 3.15% 12/1/24	150,000	145,838
Baltimore Gas & Electric
3.35% 7/1/23	100,000	100,576
3.50% 8/15/46	200,000	184,851
3.75% 8/15/47	100,000	96,467
6.35% 10/1/36	100,000	132,499

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy
2.375% 1/15/21	70,000	$68,869
2.80% 1/15/23	125,000	122,578
3.25% 4/15/28	125,000	120,892
3.75% 11/15/23	400,000	408,404
3.80% 7/15/48	70,000	67,020
5.15% 11/15/43	200,000	231,060
5.95% 5/15/37	125,000	156,397
6.125% 4/1/36	247,000	315,717
Black Hills
3.15% 1/15/27	100,000	94,311
3.95% 1/15/26	50,000	50,948
4.20% 9/15/46	100,000	98,883
4.25% 11/30/23	100,000	103,238
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	240,185
2.40% 9/1/26	350,000	324,097
3.00% 2/1/27	100,000	96,316
Cleco Corporate Holdings
3.743% 5/1/26	100,000	95,348
4.973% 5/1/46	70,000	72,223
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	121,736
CMS Energy
3.00% 5/15/26	40,000	38,408
3.45% 8/15/27	100,000	97,206
4.875% 3/1/44	100,000	110,650
Commonwealth Edison
2.55% 6/15/26	100,000	93,313
3.40% 9/1/21	100,000	101,209
3.65% 6/15/46	100,000	94,760
4.00% 8/1/20	300,000	306,854
4.00% 3/1/48	250,000	251,929
6.45% 1/15/38	100,000	132,288
Connecticut Light & Power
4.00% 4/1/48	200,000	205,038
4.15% 6/1/45	75,000	78,386
4.30% 4/15/44	130,000	138,831
Consolidated Edison Co. of New York
3.95% 3/1/43	150,000	150,074
4.30% 12/1/56	100,000	104,155
4.45% 3/15/44	200,000	213,057
4.50% 12/1/45	100,000	107,625
4.625% 12/1/54	500,000	551,995
5.50% 12/1/39	250,000	301,701
5.85% 3/15/36	100,000	123,727
6.30% 8/15/37	20,000	26,203
6.65% 4/1/19	200,000	207,281
6.75% 4/1/38	25,000	34,319
Consumers Energy
2.85% 5/15/22	100,000	98,957
3.25% 8/15/46	100,000	89,736

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Consumers Energy (continued)
3.375% 8/15/23	200,000	$200,950
3.95% 5/15/43	150,000	152,142
5.65% 4/15/20	100,000	105,761
Delmarva Power & Light
3.50% 11/15/23	150,000	151,209
4.15% 5/15/45	50,000	51,798
Dominion Energy
1.60% 8/15/19	100,000	98,312
2.00% 8/15/21	40,000	38,230
2.50% 12/1/19	400,000	395,498
2.75% 1/15/22	150,000	146,258
2.75% 9/15/22	250,000	242,054
2.85% 8/15/26	60,000	55,706
4.45% 3/15/21	100,000	103,172
4.90% 8/1/41	60,000	64,746
5.20% 8/15/19	80,000	82,524
5.95% 6/15/35	25,000	29,664
DTE Electric
3.65% 3/15/24	250,000	257,766
3.70% 6/1/46	50,000	49,213
3.75% 8/15/47	100,000	98,118
DTE Energy
2.40% 12/1/19	150,000	148,310
2.85% 10/1/26	200,000	184,535
3.30% 6/15/22	200,000	200,133
3.50% 6/1/24	100,000	98,994
Duke Energy
1.80% 9/1/21	150,000	142,894
2.40% 8/15/22	200,000	192,250
2.65% 9/1/26	165,000	150,866
3.15% 8/15/27	250,000	235,795
3.75% 9/1/46	190,000	172,093
3.95% 8/15/47	200,000	188,499
4.80% 12/15/45	100,000	107,967
5.05% 9/15/19	100,000	102,815
Duke Energy Carolinas
2.95% 12/1/26	350,000	338,042
3.05% 3/15/23	150,000	149,835
3.90% 6/15/21	100,000	102,893
3.95% 3/15/48	150,000	151,037
4.00% 9/30/42	150,000	151,399
4.30% 6/15/20	100,000	102,723
5.30% 2/15/40	100,000	120,019
6.10% 6/1/37	170,000	217,705
Duke Energy Florida
2.10% 12/15/19	109,375	108,826
3.20% 1/15/27	150,000	146,630
3.85% 11/15/42	100,000	98,594
6.40% 6/15/38	300,000	399,624
Duke Energy Florida Project Finance 2.538% 9/1/29	100,000	95,602

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Indiana
3.75% 5/15/46	150,000	$144,657
6.12% 10/15/35	100,000	126,410
6.45% 4/1/39	130,000	177,044
Duke Energy Ohio
3.70% 6/15/46	68,000	65,238
3.80% 9/1/23	500,000	513,135
5.45% 4/1/19	50,000	51,265
Duke Energy Progress
3.60% 9/15/47	250,000	236,832
4.10% 3/15/43	100,000	102,506
6.30% 4/1/38	250,000	334,471
Edison International 2.95% 3/15/23	250,000	243,380
El Paso Electric 5.00% 12/1/44	150,000	159,410
Emera US Finance
2.15% 6/15/19	65,000	64,235
2.70% 6/15/21	100,000	97,802
3.55% 6/15/26	100,000	95,667
4.75% 6/15/46	105,000	105,781
Enel Americas 4.00% 10/25/26	35,000	34,263
Enel Generacion Chile 4.25% 4/15/24	100,000	101,640
Entergy
2.95% 9/1/26	90,000	83,933
5.125% 9/15/20	100,000	104,173
Entergy Arkansas
3.50% 4/1/26	60,000	59,912
3.70% 6/1/24	200,000	204,508
Entergy Louisiana
2.40% 10/1/26	100,000	92,264
3.25% 4/1/28	150,000	145,335
4.00% 3/15/33	95,000	97,037
4.05% 9/1/23	150,000	153,661
4.95% 1/15/45	110,000	112,543
Entergy Mississippi 2.85% 6/1/28	50,000	46,845
Eversource Energy
2.50% 3/15/21	100,000	98,544
2.75% 3/15/22	100,000	98,105
2.90% 10/1/24	100,000	96,160
3.15% 1/15/25	100,000	98,500
3.30% 1/15/28	100,000	96,554
4.50% 11/15/19	110,000	113,009
Exelon
2.45% 4/15/21	65,000	63,573
2.85% 6/15/20	150,000	148,733
3.40% 4/15/26	100,000	96,730
3.497% 6/1/22	200,000	198,269
4.45% 4/15/46	100,000	102,413
4.95% 6/15/35	105,000	115,986
5.10% 6/15/45	105,000	117,441
5.15% 12/1/20	200,000	208,321
Exelon Generation
4.25% 6/15/22	250,000	258,416

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Exelon Generation (continued)
5.60% 6/15/42	292,000	$301,014
6.25% 10/1/39	100,000	109,394
FirstEnergy
2.85% 7/15/22	60,000	58,301
3.90% 7/15/27	125,000	122,995
4.25% 3/15/23	130,000	133,269
4.85% 7/15/47	55,000	58,080
7.375% 11/15/31	230,000	303,229
Florida Power & Light
3.125% 12/1/25	250,000	247,609
3.70% 12/1/47	100,000	97,989
3.80% 12/15/42	100,000	100,003
3.95% 3/1/48	250,000	255,117
4.05% 6/1/42	150,000	155,658
5.69% 3/1/40	50,000	64,354
5.95% 2/1/38	200,000	260,058
5.96% 4/1/39	100,000	129,851
Fortis
2.10% 10/4/21	125,000	119,594
3.055% 10/4/26	200,000	185,691
Georgia Power
2.40% 4/1/21	50,000	49,171
3.25% 4/1/26	50,000	48,777
4.25% 12/1/19	80,000	81,813
4.30% 3/15/42	200,000	203,328
4.30% 3/15/43	100,000	102,412
4.75% 9/1/40	100,000	108,231
5.95% 2/1/39	100,000	125,260
Great Plains Energy 4.85% 6/1/21	50,000	51,800
Hydro-Quebec
8.05% 7/7/24	250,000	314,735
8.50% 12/1/29	115,000	165,194
Iberdrola International 6.75% 7/15/36	100,000	128,243
Indiana Michigan Power 3.75% 7/1/47	100,000	94,836
Interstate Power & Light 6.25% 7/15/39	130,000	168,881
ITC Holdings
2.70% 11/15/22	100,000	97,136
3.25% 6/30/26	90,000	86,565
3.35% 11/15/27	100,000	95,717
3.65% 6/15/24	75,000	75,067
Kansas City Power & Light
3.65% 8/15/25	250,000	251,134
4.20% 6/15/47	100,000	100,502
Kentucky Utilities
3.25% 11/1/20	100,000	100,247
5.125% 11/1/40	100,000	117,910
MidAmerican Energy
3.10% 5/1/27	100,000	97,266
3.50% 10/15/24	100,000	101,579
3.95% 8/1/47	100,000	101,645
4.40% 10/15/44	100,000	107,822

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
MidAmerican Energy (continued)
4.80% 9/15/43	250,000	$284,400
5.75% 11/1/35	25,000	30,939
Mississippi Power 3.95% 3/30/28	100,000	100,827
Nevada Power 6.75% 7/1/37	100,000	137,275
NextEra Energy Capital Holdings
2.30% 4/1/19	35,000	34,821
2.40% 9/15/19	500,000	496,404
4.50% 6/1/21	100,000	103,490
Northern States Power
2.20% 8/15/20	100,000	98,829
2.60% 5/15/23	100,000	97,878
3.60% 5/15/46	50,000	47,849
3.60% 9/15/47	100,000	95,651
4.00% 8/15/45	100,000	103,091
5.35% 11/1/39	40,000	48,478
6.20% 7/1/37	100,000	131,115
NorthWestern 4.176% 11/15/44	150,000	153,101
NSTAR Electric 3.20% 5/15/27	100,000	97,918
Oglethorpe Power
4.25% 4/1/46	75,000	72,469
5.95% 11/1/39	100,000	122,630
Ohio Edison 6.875% 7/15/36	100,000	133,733
Ohio Power 4.15% 4/1/48	100,000	102,175
Oklahoma Gas & Electric 4.15% 4/1/47	50,000	52,070
Oncor Electric Delivery
2.95% 4/1/25	100,000	96,560
3.75% 4/1/45	100,000	98,233
4.10% 6/1/22	100,000	103,589
4.55% 12/1/41	150,000	164,512
5.30% 6/1/42	200,000	241,454
7.00% 9/1/22	100,000	115,544
7.00% 5/1/32	50,000	66,824
Pacific Gas & Electric
2.95% 3/1/26	100,000	93,592
3.25% 6/15/23	250,000	246,303
3.30% 12/1/27	100,000	94,826
3.40% 8/15/24	150,000	147,337
3.50% 6/15/25	350,000	342,077
3.95% 12/1/47	100,000	92,993
4.00% 12/1/46	100,000	94,144
4.30% 3/15/45	210,000	203,809
5.125% 11/15/43	200,000	216,799
6.05% 3/1/34	500,000	597,571
6.25% 3/1/39	300,000	366,959
PacifiCorp
2.95% 6/1/23	100,000	99,087
4.10% 2/1/42	100,000	102,891
5.75% 4/1/37	100,000	124,011
6.00% 1/15/39	100,000	129,550
6.35% 7/15/38	25,000	33,410
7.70% 11/15/31	100,000	140,165

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
PECO Energy
3.15% 10/15/25	500,000	$492,519
3.90% 3/1/48	100,000	101,246
5.95% 10/1/36	100,000	126,840
Portland General Electric 6.10% 4/15/19	100,000	103,585
Potomac Electric Power 4.15% 3/15/43	100,000	103,831
PPL Capital Funding
3.40% 6/1/23	200,000	199,014
3.50% 12/1/22	100,000	100,411
3.95% 3/15/24	200,000	204,070
4.00% 9/15/47	100,000	96,861
4.20% 6/15/22	150,000	154,662
PPL Electric Utilities
3.00% 9/15/21	100,000	99,853
4.125% 6/15/44	100,000	105,180
4.15% 10/1/45	250,000	261,670
6.25% 5/15/39	30,000	38,805
Progress Energy
6.00% 12/1/39	50,000	62,085
7.75% 3/1/31	150,000	205,536
PSEG Power 5.125% 4/15/20	60,000	62,352
Public Service Co. of Colorado
3.20% 11/15/20	100,000	100,813
3.80% 6/15/47	200,000	198,891
5.125% 6/1/19	135,000	138,704
6.25% 9/1/37	100,000	131,571
Public Service Electric & Gas
1.90% 3/15/21	50,000	48,473
2.375% 5/15/23	200,000	192,072
3.00% 5/15/25	100,000	97,856
3.00% 5/15/27	300,000	288,910
3.60% 12/1/47	50,000	47,969
3.80% 3/1/46	100,000	98,481
5.50% 3/1/40	100,000	122,090
Public Service Enterprise Group 2.00% 11/15/21	200,000	190,774
Puget Energy
3.65% 5/15/25	200,000	198,609
6.00% 9/1/21	200,000	217,126
Puget Sound Energy
5.638% 4/15/41	80,000	100,462
5.795% 3/15/40	100,000	126,376
San Diego Gas & Electric
3.00% 8/15/21	175,000	174,928
3.60% 9/1/23	200,000	204,802
6.00% 6/1/39	110,000	137,094
Sempra Energy
1.625% 10/7/19	70,000	68,670
2.40% 2/1/20	65,000	64,335
2.40% 3/15/20	250,000	246,852
2.85% 11/15/20	100,000	99,298

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Sempra Energy (continued)
2.875% 10/1/22	150,000	$146,845
2.90% 2/1/23	35,000	34,276
3.40% 2/1/28	95,000	91,318
3.75% 11/15/25	100,000	99,742
3.80% 2/1/38	150,000	141,250
4.00% 2/1/48	95,000	88,871
6.00% 10/15/39	125,000	153,451
Sierra Pacific Power 2.60% 5/1/26	400,000	373,325
South Carolina Electric & Gas
4.50% 6/1/64	35,000	33,943
6.05% 1/15/38	225,000	268,713
Southern
1.85% 7/1/19	105,000	103,620
2.15% 9/1/19	300,000	296,308
2.35% 7/1/21	250,000	242,448
2.75% 6/15/20	100,000	99,205
2.95% 7/1/23	75,000	72,935
3.25% 7/1/26	250,000	237,981
4.25% 7/1/36	85,000	86,841
4.40% 7/1/46	250,000	251,233
Southern California Edison
2.90% 3/1/21	100,000	100,043
3.50% 10/1/23	150,000	151,728
3.65% 3/1/28	100,000	100,342
3.875% 6/1/21	70,000	71,838
3.90% 3/15/43	100,000	99,076
4.00% 4/1/47	100,000	99,956
4.05% 3/15/42	300,000	302,690
4.125% 3/1/48	100,000	102,424
4.50% 9/1/40	100,000	106,837
4.65% 10/1/43	100,000	109,661
5.95% 2/1/38	25,000	31,353
6.00% 1/15/34	200,000	250,488
6.05% 3/15/39	170,000	216,593
6.65% 4/1/29	100,000	123,783
Southern Power
1.95% 12/15/19	100,000	98,290
2.375% 6/1/20	100,000	98,660
2.50% 12/15/21	100,000	97,412
4.15% 12/1/25	200,000	205,801
4.95% 12/15/46	100,000	104,060
5.25% 7/15/43	120,000	131,018
Southwestern Electric Power
2.75% 10/1/26	150,000	140,533
3.85% 2/1/48	100,000	95,390
3.90% 4/1/45	300,000	289,374
6.20% 3/15/40	200,000	254,946
Tampa Electric
4.10% 6/15/42	100,000	100,061
4.35% 5/15/44	50,000	51,976
TransAlta 6.50% 3/15/40	250,000	246,961

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Union Electric
2.95% 6/15/27	100,000	$95,752
3.50% 4/15/24	100,000	102,277
3.65% 4/15/45	100,000	96,244
3.90% 9/15/42	250,000	252,999
8.45% 3/15/39	80,000	126,769
Virginia Electric & Power
2.75% 3/15/23	200,000	196,269
2.95% 11/15/26	100,000	95,084
3.15% 1/15/26	70,000	67,788
3.50% 3/15/27	150,000	148,419
3.80% 4/1/28	100,000	101,453
3.80% 9/15/47	100,000	97,014
4.00% 11/15/46	45,000	44,667
4.45% 2/15/44	325,000	345,501
4.65% 8/15/43	150,000	163,779
5.00% 6/30/19	200,000	205,400
6.00% 5/15/37	25,000	31,291
6.35% 11/30/37	100,000	131,115
8.875% 11/15/38	100,000	164,258
WEC Energy Group
2.45% 6/15/20	50,000	49,443
3.55% 6/15/25	50,000	49,817
Westar Energy
2.55% 7/1/26	50,000	46,990
4.10% 4/1/43	300,000	309,512
4.25% 12/1/45	50,000	52,805
Wisconsin Electric Power 2.95% 9/15/21	100,000	99,334
Wisconsin Public Service 4.752% 11/1/44	200,000	223,876
Xcel Energy
2.40% 3/15/21	100,000	98,147
2.60% 3/15/22	100,000	98,523
3.30% 6/1/25	100,000	98,303
3.35% 12/1/26	100,000	97,214
4.70% 5/15/20	100,000	102,788
6.50% 7/1/36	100,000	130,012

		49,614,809

Electrical Components & Equipment–0.02%
Emerson Electric
2.625% 12/1/21	100,000	98,863
3.15% 6/1/25	150,000	148,471
4.25% 11/15/20	50,000	51,714
5.25% 11/15/39	50,000	56,796
Hubbell 3.35% 3/1/26	150,000	146,536

		502,380

Electronics–0.15%
Agilent Technologies
3.875% 7/15/23	150,000	152,344

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronics (continued)
Agilent Technologies (continued)
5.00% 7/15/20	100,000	$104,366
Allegion U.S. Holding
3.20% 10/1/24	150,000	145,861
3.55% 10/1/27	150,000	142,357
Amphenol
2.20% 4/1/20	50,000	49,311
3.20% 4/1/24	100,000	97,440
Arrow Electronics
3.50% 4/1/22	100,000	99,325
3.875% 1/12/28	200,000	194,144
Avnet
3.75% 12/1/21	50,000	49,988
4.625% 4/15/26	50,000	49,964
4.875% 12/1/22	100,000	103,654
Corning
2.90% 5/15/22	150,000	147,494
4.25% 8/15/20	65,000	66,762
4.75% 3/15/42	250,000	267,894
5.75% 8/15/40	25,000	29,979
Flex 4.75% 6/15/25	125,000	130,725
FLIR Systems 3.125% 6/15/21	50,000	49,562
Fortive
2.35% 6/15/21	100,000	97,293
3.15% 6/15/26	150,000	143,985
4.30% 6/15/46	50,000	50,076
Honeywell International
1.40% 10/30/19	200,000	196,427
1.85% 11/1/21	200,000	192,801
2.50% 11/1/26	200,000	185,064
3.35% 12/1/23	200,000	203,267
3.812% 11/21/47	315,000	311,175
4.25% 3/1/21	50,000	52,023
Jabil 3.95% 1/12/28	110,000	106,786
Keysight Technologies
4.55% 10/30/24	250,000	259,272
4.60% 4/6/27	60,000	61,898
Koninklijke Philips
3.75% 3/15/22	100,000	102,529
5.00% 3/15/42	100,000	112,735
6.875% 3/11/38	50,000	67,656
Tech Data
3.70% 2/15/22	100,000	99,378
4.95% 2/15/27	100,000	100,424
Trimble 4.75% 12/1/24	100,000	104,300
Tyco Electronics Group
3.50% 2/3/22	150,000	151,404
3.70% 2/15/26	100,000	101,636

		4,581,299

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Environmental Control–0.07%
Republic Services
2.90% 7/1/26	110,000	$103,277
3.20% 3/15/25	250,000	244,647
3.375% 11/15/27	60,000	58,020
4.75% 5/15/23	100,000	106,049
5.25% 11/15/21	100,000	106,766
5.50% 9/15/19	299,000	309,870
Waste Management
2.40% 5/15/23	100,000	95,505
3.125% 3/1/25	100,000	97,281
3.15% 11/15/27	100,000	95,476
3.50% 5/15/24	250,000	250,880
3.90% 3/1/35	550,000	550,693
4.10% 3/1/45	55,000	55,446

		2,073,910

Food–0.39%
Campbell Soup
2.50% 8/2/22	61,000	58,674
3.30% 3/15/21	135,000	135,896
3.65% 3/15/23	200,000	200,371
3.95% 3/15/25	150,000	149,518
4.15% 3/15/28	200,000	198,933
4.25% 4/15/21	250,000	257,122
4.80% 3/15/48	65,000	65,420
Conagra Brands
3.20% 1/25/23	196,000	193,982
8.25% 9/15/30	100,000	134,769
Flowers Foods 3.50% 10/1/26	105,000	100,994
General Mills
2.20% 10/21/19	300,000	296,016
3.15% 12/15/21	200,000	198,606
3.20% 2/10/27	150,000	138,796
3.65% 2/15/24	111,000	112,502
5.40% 6/15/40	45,000	50,008
Hershey
2.30% 8/15/26	100,000	91,162
4.125% 12/1/20	200,000	206,497
Ingredion 3.20% 10/1/26	100,000	95,944
JM Smucker
2.20% 12/6/19	50,000	49,417
2.50% 3/15/20	100,000	98,966
3.00% 3/15/22	150,000	149,064
3.375% 12/15/27	100,000	95,498
3.50% 3/15/25	150,000	147,970
4.25% 3/15/35	100,000	100,244
4.375% 3/15/45	50,000	50,341
Kellogg
2.65% 12/1/23	200,000	191,116
3.125% 5/17/22	150,000	150,131
3.25% 4/1/26	95,000	90,406
3.40% 11/15/27	200,000	191,713

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food (continued)
Kellogg (continued)
4.00% 12/15/20	64,000	$65,563
4.50% 4/1/46	100,000	98,657
Koninklijke Ahold Delhaize 5.70% 10/1/40	500,000	569,468
Kraft Heinz Foods
2.80% 7/2/20	550,000	546,486
3.00% 6/1/26	575,000	531,691
3.50% 6/6/22	150,000	149,926
3.50% 7/15/22	200,000	199,818
3.95% 7/15/25	150,000	149,575
4.375% 6/1/46	790,000	727,239
5.00% 7/15/35	105,000	109,180
5.00% 6/4/42	250,000	251,004
5.20% 7/15/45	85,000	86,701
5.375% 2/10/20	250,000	260,346
6.50% 2/9/40	150,000	178,582
Kroger
2.60% 2/1/21	50,000	49,245
3.30% 1/15/21	250,000	251,269
3.40% 4/15/22	50,000	49,784
3.50% 2/1/26	100,000	96,372
4.45% 2/1/47	500,000	474,595
5.00% 4/15/42	100,000	101,392
6.90% 4/15/38	100,000	124,021
7.50% 4/1/31	250,000	318,521
McCormick & Co.
2.70% 8/15/22	150,000	146,041
3.15% 8/15/24	100,000	97,180
3.40% 8/15/27	150,000	143,843
4.20% 8/15/47	20,000	19,834
Sysco
1.90% 4/1/19	60,000	59,559
2.50% 7/15/21	105,000	103,111
2.60% 10/1/20	250,000	248,066
3.25% 7/15/27	200,000	191,599
3.30% 7/15/26	100,000	96,681
3.55% 3/15/25	100,000	99,605
3.75% 10/1/25	125,000	126,040
4.45% 3/15/48	100,000	100,373
4.50% 4/1/46	75,000	75,581
4.85% 10/1/45	85,000	90,604
Tyson Foods
2.25% 8/23/21	65,000	62,737
2.65% 8/15/19	400,000	397,868
3.55% 6/2/27	155,000	149,463
3.95% 8/15/24	240,000	241,810
4.55% 6/2/47	105,000	105,719

		11,945,225

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas–0.13%
Atmos Energy
3.00% 6/15/27	65,000	$62,794
4.125% 10/15/44	150,000	155,686
CenterPoint Energy Resources
3.55% 4/1/23	100,000	100,420
4.00% 4/1/28	100,000	100,824
4.10% 9/1/47	45,000	44,104
4.50% 1/15/21	65,000	67,098
5.85% 1/15/41	115,000	143,322
Dominion Energy Gas Holdings
2.50% 12/15/19	50,000	49,563
3.60% 12/15/24	25,000	25,096
4.60% 12/15/44	850,000	893,990
4.80% 11/1/43	94,000	101,034
National Fuel Gas
3.75% 3/1/23	156,000	155,699
3.95% 9/15/27	200,000	194,321
NiSource
2.65% 11/17/22	165,000	159,851
3.49% 5/15/27	100,000	96,830
3.95% 3/30/48	150,000	141,565
4.375% 5/15/47	100,000	100,824
4.80% 2/15/44	100,000	106,396
5.25% 2/15/43	59,000	66,104
ONE Gas
3.61% 2/1/24	100,000	100,295
4.658% 2/1/44	50,000	55,655
Piedmont Natural Gas
3.64% 11/1/46	50,000	47,263
4.65% 8/1/43	50,000	55,208
Southern California Gas
2.60% 6/15/26	100,000	94,126
3.15% 9/15/24	100,000	99,610
Southern Gas Capital
3.95% 10/1/46	200,000	190,546
4.40% 6/1/43	100,000	100,753
4.40% 5/30/47	200,000	203,493
5.25% 8/15/19	100,000	103,222
5.875% 3/15/41	70,000	84,545
Southwest Gas 3.70% 4/1/28	100,000	100,934
Washington Gas Light 3.796% 9/15/46	70,000	69,235

		4,070,406

Hand & Machine Tools–0.02%
Kennametal 2.65% 11/1/19	150,000	148,858
Snap-on 4.10% 3/1/48	85,000	86,614
Stanley Black & Decker
2.90% 11/1/22	150,000	147,879
5.20% 9/1/40	100,000	113,851

		497,202

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Products–0.48%
Abbott Laboratories
2.35% 11/22/19	223,000	$221,166
2.80% 9/15/20	100,000	99,563
2.90% 11/30/21	500,000	495,135
3.25% 4/15/23	200,000	198,816
3.40% 11/30/23	300,000	297,437
3.75% 11/30/26	600,000	597,883
3.875% 9/15/25	120,000	121,402
4.75% 11/30/36	350,000	378,867
4.90% 11/30/46	400,000	440,320
5.30% 5/27/40	250,000	281,669
6.00% 4/1/39	50,000	60,816
6.15% 11/30/37	50,000	61,962
Baxter International
1.70% 8/15/21	100,000	95,412
2.60% 8/15/26	150,000	136,837
3.50% 8/15/46	100,000	87,999
Becton Dickinson and Co.
2.133% 6/6/19	150,000	148,344
2.404% 6/5/20	70,000	68,681
2.675% 12/15/19	127,000	126,318
2.894% 6/6/22	135,000	131,113
3.125% 11/8/21	700,000	689,342
3.25% 11/12/20	100,000	99,819
3.363% 6/6/24	150,000	144,574
3.70% 6/6/27	300,000	290,199
3.734% 12/15/24	350,000	344,640
4.40% 1/15/21	65,000	66,394
4.669% 6/6/47	125,000	126,833
5.00% 11/12/40	35,000	37,235
Boston Scientific
2.85% 5/15/20	100,000	99,400
3.85% 5/15/25	100,000	100,782
4.00% 3/1/28	200,000	200,682
6.00% 1/15/20	100,000	104,980
7.375% 1/15/40	201,000	272,676
Covidien International Finance
3.20% 6/15/22	150,000	150,035
4.20% 6/15/20	100,000	102,790
6.55% 10/15/37	100,000	132,162
Danaher
3.35% 9/15/25	125,000	126,075
4.375% 9/15/45	115,000	124,213
Life Technologies 6.00% 3/1/20	150,000	157,718
Medtronic
2.75% 4/1/23	1,125,000	1,100,473
3.125% 3/15/22	150,000	150,196
3.50% 3/15/25	575,000	575,290
3.625% 3/15/24	500,000	506,268
4.375% 3/15/35	150,000	159,441
4.50% 3/15/42	100,000	106,889
4.625% 3/15/45	590,000	647,325

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Products (continued)
Medtronic (continued)
5.55% 3/15/40	100,000	$119,150
Medtronic Global Holdings 3.35% 4/1/27	150,000	148,204
Stryker
2.625% 3/15/21	150,000	148,508
3.375% 5/15/24	150,000	150,237
3.375% 11/1/25	100,000	98,917
3.50% 3/15/26	75,000	74,912
3.65% 3/7/28	200,000	201,236
4.375% 1/15/20	100,000	102,621
4.375% 5/15/44	100,000	101,909
4.625% 3/15/46	95,000	101,855
Thermo Fisher Scientific
3.00% 4/15/23	105,000	102,437
3.20% 8/15/27	100,000	94,842
3.30% 2/15/22	650,000	649,277
3.60% 8/15/21	100,000	100,978
4.10% 8/15/47	100,000	98,232
4.15% 2/1/24	200,000	205,707
4.50% 3/1/21	240,000	249,737
4.70% 5/1/20	100,000	103,500
5.30% 2/1/44	200,000	227,558
Zimmer Biomet Holdings
2.70% 4/1/20	350,000	346,367
3.15% 4/1/22	250,000	246,646
3.55% 4/1/25	180,000	174,928
3.70% 3/19/23	75,000	75,231

		14,589,160

Health Care Services–0.45%
Aetna
2.75% 11/15/22	550,000	530,339
2.80% 6/15/23	135,000	129,869
3.875% 8/15/47	145,000	130,635
6.625% 6/15/36	100,000	126,645
6.75% 12/15/37	100,000	129,428
AHS Hospital 5.024% 7/1/45	50,000	57,942
Anthem
2.50% 11/21/20	65,000	63,939
2.95% 12/1/22	200,000	194,826
3.125% 5/15/22	250,000	246,919
3.35% 12/1/24	150,000	145,844
3.50% 8/15/24	250,000	245,497
3.65% 12/1/27	425,000	411,717
4.101% 3/1/28	350,000	350,454
4.35% 8/15/20	100,000	103,021
4.375% 12/1/47	125,000	123,208
4.55% 3/1/48	350,000	355,724
4.625% 5/15/42	100,000	101,682
4.65% 1/15/43	125,000	126,371
4.65% 8/15/44	100,000	101,529

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Services (continued)
Ascension Health 3.945% 11/15/46	185,000	$188,250
Baylor Scott & White Holdings
3.967% 11/15/46	50,000	50,092
4.185% 11/15/45	95,000	99,667
Children’s Hospital 4.115% 1/1/47	65,000	67,826
Children’s Hospital Medical Center 4.268% 5/15/44	50,000	53,343
Cigna
3.05% 10/15/27	395,000	363,173
3.875% 10/15/47	400,000	358,789
7.875% 5/15/27	21,000	26,666
Coventry Health Care 5.45% 6/15/21	80,000	84,834
Dartmouth-Hitchcock Health 4.178% 8/1/48	100,000	102,112
Duke University Health System 3.92% 6/1/47	75,000	76,310
Hackensack Meridian Health 4.50% 7/1/57	100,000	108,109
Howard Hughes Medical Institute 3.50% 9/1/23	150,000	153,328
Humana
2.50% 12/15/20	50,000	49,074
2.90% 12/15/22	100,000	97,873
3.15% 12/1/22	100,000	98,877
4.625% 12/1/42	175,000	176,922
4.95% 10/1/44	300,000	317,268
Johns Hopkins Health System 3.837% 5/15/46	70,000	70,201
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	121,129
3.50% 4/1/22	50,000	50,913
4.15% 5/1/47	105,000	108,885
Laboratory Corporation of America Holdings
3.25% 9/1/24	100,000	97,534
3.60% 9/1/27	100,000	96,947
4.625% 11/15/20	150,000	155,389
4.70% 2/1/45	500,000	505,509
Mayo Clinic 4.128% 11/15/52	100,000	104,445
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	132,773
Mount Sinai Hospitals Group 3.981% 7/1/48	100,000	98,511
New York and Presbyterian Hospital
4.024% 8/1/45	75,000	76,799
4.063% 8/1/56	50,000	49,725
Northwell Healthcare
3.979% 11/1/46	250,000	239,528
4.26% 11/1/47	150,000	148,348
NYU Hospitals Center 4.368% 7/1/47	100,000	104,557
Orlando Health Obligated Group 4.089% 10/1/48	45,000	45,227

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Services (continued)
Partners Healthcare System 3.765% 7/1/48	40,000	$38,934
Providence St Joseph Health Obligated Group
2.746% 10/1/26	100,000	94,511
3.744% 10/1/47	100,000	94,832
Quest Diagnostics
2.70% 4/1/19	150,000	150,192
3.45% 6/1/26	55,000	53,443
3.50% 3/30/25	300,000	298,363
4.75% 1/30/20	60,000	62,026
RWJ Barnabas Health 3.949% 7/1/46	50,000	48,807
SSM Health Care 3.823% 6/1/27	71,000	72,156
Stanford Health Care 3.795% 11/15/48	30,000	30,141
Texas Health Resources 4.33% 11/15/55	30,000	31,614
Trinity Health 4.125% 12/1/45	25,000	25,505
UnitedHealth Group
1.95% 10/15/20	200,000	195,456
2.125% 3/15/21	200,000	195,106
2.375% 10/15/22	200,000	192,568
2.70% 7/15/20	145,000	144,405
2.75% 2/15/23	107,000	104,677
2.875% 12/15/21	400,000	396,620
2.875% 3/15/23	250,000	246,057
2.95% 10/15/27	250,000	237,946
3.375% 4/15/27	150,000	147,770
3.45% 1/15/27	100,000	99,129
3.75% 7/15/25	500,000	506,938
3.75% 10/15/47	200,000	189,153
4.20% 1/15/47	55,000	55,777
4.25% 3/15/43	100,000	102,975
4.375% 3/15/42	100,000	104,590
4.625% 11/15/41	200,000	215,282
4.70% 2/15/21	100,000	104,646
4.75% 7/15/45	600,000	661,846
6.50% 6/15/37	150,000	198,239
6.625% 11/15/37	100,000	133,971
6.875% 2/15/38	100,000	137,630

		13,725,827

Home Builders–0.01%
DR Horton
2.55% 12/1/20	50,000	49,270
4.00% 2/15/20	175,000	178,038

		227,308

Home Furnishings–0.01%
Leggett & Platt
3.40% 8/15/22	50,000	49,486
3.50% 11/15/27	100,000	96,387
Whirlpool
4.50% 6/1/46	70,000	70,003

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Home Furnishings (continued)
Whirlpool (continued)
4.70% 6/1/22	100,000	$105,305

		321,181

Household Products & Wares–0.05%
Church & Dwight
2.45% 12/15/19	100,000	99,461
2.45% 8/1/22	100,000	96,968
3.15% 8/1/27	100,000	94,720
3.95% 8/1/47	100,000	93,972
Clorox
3.10% 10/1/27	150,000	145,724
3.50% 12/15/24	150,000	150,551
Kimberly-Clark
1.90% 5/22/19	250,000	248,159
3.05% 8/15/25	50,000	48,934
3.20% 7/30/46	50,000	43,954
3.90% 5/4/47	100,000	99,145
5.30% 3/1/41	200,000	238,440
6.625% 8/1/37	100,000	136,948

		1,496,976

Housewares–0.04%
Newell Brands
3.15% 4/1/21	100,000	99,027
3.85% 4/1/23	115,000	114,905
3.90% 11/1/25	250,000	242,775
4.20% 4/1/26	120,000	118,922
5.375% 4/1/36	60,000	62,679
5.50% 4/1/46	380,000	404,253
Tupperware Brands 4.75% 6/1/21	100,000	102,918

		1,145,479

Insurance–0.79%
Aflac 4.00% 10/15/46	300,000	293,249
Alleghany
4.90% 9/15/44	95,000	100,038
4.95% 6/27/22	100,000	105,883
Allied World Assurance Holdings 4.35% 10/29/25	100,000	98,877
Allstate
3.28% 12/15/26	150,000	146,120
4.20% 12/15/46	150,000	151,721
4.50% 6/15/43	100,000	106,796
5.55% 5/9/35	150,000	178,187
µ5.75% 8/15/53	225,000	236,250
7.45% 5/16/19	100,000	105,234
American Financial Group
3.50% 8/15/26	65,000	62,400
4.50% 6/15/47	150,000	148,783
American International Group
2.30% 7/16/19	350,000	346,857
3.30% 3/1/21	85,000	85,145

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
American International Group (continued)
3.75% 7/10/25	70,000	$69,036
3.90% 4/1/26	600,000	594,850
4.20% 4/1/28	100,000	101,546
4.50% 7/16/44	500,000	495,403
4.70% 7/10/35	100,000	103,607
4.75% 4/1/48	200,000	206,826
4.80% 7/10/45	100,000	102,915
4.875% 6/1/22	500,000	527,815
6.40% 12/15/20	200,000	215,785
Aon
2.80% 3/15/21	150,000	148,546
3.50% 6/14/24	100,000	99,515
3.875% 12/15/25	100,000	100,994
4.00% 11/27/23	150,000	154,409
4.75% 5/15/45	100,000	104,385
5.00% 9/30/20	100,000	104,474
Arch Capital Finance
4.011% 12/15/26	100,000	100,803
5.031% 12/15/46	100,000	110,964
Arch Capital Group US 5.144% 11/1/43	105,000	116,451
Aspen Insurance Holdings 4.65% 11/15/23	100,000	103,476
Assurant
4.20% 9/27/23	100,000	100,664
4.90% 3/27/28	100,000	102,472
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	106,744
Athene Holding 4.125% 1/12/28	150,000	144,227
AXA 8.60% 12/15/30	200,000	272,500
AXIS Specialty Finance 5.875% 6/1/20	100,000	105,214
Berkshire Hathaway
2.10% 8/14/19	200,000	199,376
2.20% 3/15/21	145,000	143,198
3.00% 2/11/23	100,000	100,224
3.125% 3/15/26	515,000	502,483
3.40% 1/31/22	300,000	303,541
3.75% 8/15/21	300,000	309,356
4.50% 2/11/43	250,000	272,113
Berkshire Hathaway Finance
1.30% 8/15/19	140,000	137,491
3.00% 5/15/22	100,000	100,104
4.25% 1/15/21	100,000	104,123
4.30% 5/15/43	100,000	106,013
4.40% 5/15/42	100,000	106,447
5.75% 1/15/40	100,000	125,424
Brighthouse Financial
3.70% 6/22/27	250,000	232,392
4.70% 6/22/47	200,000	183,993
Chubb
6.00% 5/11/37	100,000	127,436
6.50% 5/15/38	200,000	270,336

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Chubb INA Holdings
2.30% 11/3/20	655,000	$645,342
2.70% 3/13/23	100,000	97,507
3.35% 5/15/24	300,000	299,918
3.35% 5/3/26	95,000	93,538
4.15% 3/13/43	100,000	103,160
5.90% 6/15/19	125,000	129,618
Cincinnati Financial 6.92% 5/15/28	100,000	125,567
CNA Financial
3.95% 5/15/24	125,000	126,463
4.50% 3/1/26	100,000	103,828
5.75% 8/15/21	30,000	32,263
Enstar Group 4.50% 3/10/22	50,000	50,269
Everest Reinsurance Holdings 4.868% 6/1/44	100,000	98,085
First American Financial 4.60% 11/15/24	100,000	101,471
Hanover Insurance Group 4.50% 4/15/26	100,000	100,207
Hartford Financial Services Group
4.30% 4/15/43	43,000	43,002
4.40% 3/15/48	100,000	102,472
5.125% 4/15/22	100,000	106,514
5.50% 3/30/20	100,000	104,601
5.95% 10/15/36	250,000	303,059
6.10% 10/1/41	50,000	62,800
Kemper 4.35% 2/15/25	70,000	70,157
Lincoln National 4.00% 9/1/23	500,000	511,389
Loews
4.125% 5/15/43	500,000	491,182
6.00% 2/1/35	100,000	122,245
Manulife Financial
µ4.061% 2/24/32	250,000	244,755
4.15% 3/4/26	100,000	101,562
5.375% 3/4/46	100,000	117,810
Markel 5.00% 4/5/46	250,000	263,913
Marsh & McLennan
2.35% 3/6/20	150,000	148,521
2.75% 1/30/22	60,000	59,081
3.30% 3/14/23	100,000	99,790
3.50% 3/10/25	150,000	149,124
3.75% 3/14/26	75,000	75,102
4.20% 3/1/48	100,000	101,403
4.35% 1/30/47	45,000	46,406
4.80% 7/15/21	100,000	104,900
Mercury General 4.40% 3/15/27	50,000	50,113
MetLife
3.00% 3/1/25	150,000	144,365
4.05% 3/1/45	150,000	143,631
4.368% 9/15/23	367,000	382,218
4.60% 5/13/46	200,000	209,684
4.75% 2/8/21	200,000	208,347

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
MetLife (continued)
4.875% 11/13/43	200,000	$217,425
5.70% 6/15/35	50,000	59,735
5.875% 2/6/41	100,000	121,935
6.375% 6/15/34	100,000	126,627
6.40% 12/15/36	100,000	109,875
6.50% 12/15/32	100,000	127,356
10.75% 8/1/39	150,000	235,875
Montpelier Re Holdings 4.70% 10/15/22	100,000	103,364
Old Republic International 4.875% 10/1/24	100,000	105,590
PartnerRe Finance B 5.50% 6/1/20	100,000	104,992
Primerica 4.75% 7/15/22	100,000	104,996
Principal Financial Group
3.10% 11/15/26	300,000	284,934
3.40% 5/15/25	100,000	98,626
µ4.70% 5/15/55	50,000	50,563
Progressive
3.75% 8/23/21	100,000	102,479
4.125% 4/15/47	200,000	202,919
4.20% 3/15/48	150,000	153,902
4.35% 4/25/44	250,000	258,335
Protective Life 7.375% 10/15/19	50,000	53,215
Prudential Financial
3.878% 3/27/28	100,000	101,476
3.905% 12/7/47	563,000	535,123
3.935% 12/7/49	302,000	284,704
4.418% 3/27/48	100,000	103,315
µ4.50% 9/15/47	215,000	205,433
µ5.20% 3/15/44	100,000	101,875
5.70% 12/14/36	350,000	425,319
µ5.875% 9/15/42	250,000	263,437
6.625% 6/21/40	200,000	267,303
Reinsurance Group of America
3.95% 9/15/26	30,000	29,746
4.70% 9/15/23	150,000	155,962
6.45% 11/15/19	90,000	94,715
RenaissanceRe Finance 3.45% 7/1/27	130,000	123,269
Swiss Re America Holding 7.00% 2/15/26	100,000	119,186
Transatlantic Holdings 8.00% 11/30/39	100,000	138,569
Travelers
3.75% 5/15/46	50,000	47,750
3.90% 11/1/20	100,000	102,536
4.00% 5/30/47	80,000	80,021
4.05% 3/7/48	200,000	202,397
4.60% 8/1/43	250,000	270,413
5.90% 6/2/19	100,000	103,635
6.25% 6/15/37	100,000	129,008
6.75% 6/20/36	100,000	134,548
Trinity Acquisition 4.40% 3/15/26	100,000	101,496

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Unum Group
3.00% 5/15/21	30,000	$29,767
5.75% 8/15/42	50,000	58,461
Voya Financial
3.65% 6/15/26	100,000	97,645
4.80% 6/15/46	60,000	61,886
5.70% 7/15/43	100,000	114,824
Willis North America 3.60% 5/15/24	100,000	98,502
WR Berkley 7.375% 9/15/19	100,000	105,867
XLIT
5.25% 12/15/43	200,000	225,680
5.75% 10/1/21	100,000	108,032

		24,203,236

Internet–0.30%
Alibaba Group Holding
2.50% 11/28/19	500,000	496,670
3.40% 12/6/27	210,000	199,555
3.60% 11/28/24	633,000	628,669
4.00% 12/6/37	100,000	94,810
4.20% 12/6/47	400,000	384,678
4.40% 12/6/57	200,000	191,189
Alphabet
1.998% 8/15/26	250,000	227,428
3.375% 2/25/24	200,000	203,957
3.625% 5/19/21	100,000	103,100
Amazon.com
1.90% 8/21/20	60,000	58,781
2.40% 2/22/23	1,095,000	1,058,646
2.80% 8/22/24	75,000	72,878
3.15% 8/22/27	1,000,000	966,783
3.80% 12/5/24	500,000	513,381
3.875% 8/22/37	115,000	114,981
4.05% 8/22/47	635,000	638,212
4.25% 8/22/57	205,000	205,439
5.20% 12/3/25	100,000	111,619
Baidu
3.00% 6/30/20	200,000	198,756
3.50% 11/28/22	200,000	198,714
3.875% 9/29/23	200,000	200,364
4.125% 6/30/25	200,000	200,591
4.375% 3/29/28	200,000	200,677
Booking Holdings
2.75% 3/15/23	150,000	144,919
3.55% 3/15/28	150,000	145,449
3.60% 6/1/26	200,000	196,825
eBay
2.60% 7/15/22	250,000	242,097
2.875% 8/1/21	350,000	347,021
3.25% 10/15/20	100,000	100,326
3.80% 3/9/22	150,000	152,393

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet (continued)
Expedia Group
3.80% 2/15/28	100,000	$93,061
4.50% 8/15/24	200,000	202,490
5.95% 8/15/20	100,000	105,811
JD.com 3.875% 4/29/26	200,000	191,369

		9,191,639

Investment Companies–0.03%
Apollo Investment 5.25% 3/3/25	50,000	50,376
Ares Capital
3.50% 2/10/23	150,000	145,902
3.625% 1/19/22	150,000	147,944
3.875% 1/15/20	30,000	30,325
4.25% 3/1/25	100,000	97,296
FS Investment 4.00% 7/15/19	100,000	100,531
Leucadia National 5.50% 10/18/23	200,000	205,845
Prospect Capital 5.00% 7/15/19	200,000	202,717

		980,936

Iron & Steel–0.06%
Nucor
4.00% 8/1/23	139,000	144,041
4.125% 9/15/22	100,000	104,229
5.20% 8/1/43	100,000	115,844
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	154,771
Vale 5.625% 9/11/42	150,000	159,075
Vale Overseas
4.375% 1/11/22	80,000	82,280
6.25% 8/10/26	300,000	336,750
6.875% 11/21/36	350,000	413,420
6.875% 11/10/39	170,000	202,300

		1,712,710

Leisure Time–0.01%
Carnival 3.95% 10/15/20	133,000	136,410
Harley-Davidson
3.50% 7/28/25	50,000	49,587
4.625% 7/28/45	50,000	51,682
Royal Caribbean Cruises
2.65% 11/28/20	55,000	54,212
3.70% 3/15/28	90,000	86,450

		378,341

Lodging–0.03%
Hyatt Hotels 4.85% 3/15/26	50,000	52,392
Marriott International
2.30% 1/15/22	100,000	96,156
2.875% 3/1/21	100,000	99,137
3.125% 6/15/26	100,000	94,947
3.375% 10/15/20	208,000	209,166
3.75% 10/1/25	50,000	49,870

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Lodging (continued)
Wyndham Worldwide
4.25% 3/1/22	300,000	$299,529
4.50% 4/1/27	70,000	69,659
5.10% 10/1/25	60,000	62,137

		1,032,993

Machinery Construction & Mining–0.11%
ABB Finance USA
2.80% 4/3/20	45,000	45,032
2.875% 5/8/22	250,000	247,463
3.375% 4/3/23	100,000	100,330
3.80% 4/3/28	100,000	101,072
4.375% 5/8/42	187,000	196,300
Caterpillar
2.60% 6/26/22	50,000	48,912
3.803% 8/15/42	168,000	168,400
3.90% 5/27/21	150,000	154,145
4.75% 5/15/64	250,000	281,710
6.05% 8/15/36	200,000	260,311
Caterpillar Financial Services
1.70% 8/9/21	250,000	239,561
1.85% 9/4/20	330,000	322,287
2.00% 11/29/19	110,000	108,666
2.10% 1/10/20	100,000	98,891
2.40% 6/6/22	400,000	390,265
2.40% 8/9/26	100,000	93,287
2.55% 11/29/22	200,000	194,431
2.90% 3/15/21	150,000	149,659
3.25% 12/1/24	150,000	148,371

		3,349,093

Machinery Diversified–0.15%
CNH Industrial 3.85% 11/15/27	105,000	102,102
CNH Industrial Capital
3.375% 7/15/19	75,000	75,000
3.875% 10/15/21	60,000	60,112
4.375% 11/6/20	90,000	92,137
4.375% 4/5/22	75,000	76,125
4.875% 4/1/21	75,000	77,344
Cummins
3.65% 10/1/23	139,000	143,154
4.875% 10/1/43	64,000	72,461
Deere & Co.
2.60% 6/8/22	100,000	97,688
3.90% 6/9/42	150,000	154,150
4.375% 10/16/19	350,000	358,336
5.375% 10/16/29	100,000	117,514
Flowserve 4.00% 11/15/23	64,000	64,202
John Deere Capital
1.70% 1/15/20	350,000	343,340
1.95% 6/22/20	20,000	19,625
2.15% 9/8/22	150,000	143,615

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital (continued)
2.25% 4/17/19	200,000	$199,472
2.30% 9/16/19	500,000	497,246
2.35% 1/8/21	100,000	98,482
2.65% 1/6/22	250,000	246,384
2.65% 6/24/24	115,000	110,423
2.65% 6/10/26	300,000	282,919
2.70% 1/6/23	100,000	98,039
2.80% 3/6/23	200,000	196,275
2.80% 9/8/27	100,000	94,288
3.05% 1/6/28	100,000	95,915
Nvent Finance
3.95% 4/15/23	100,000	100,406
4.55% 4/15/28	100,000	100,662
Roper Technologies
2.80% 12/15/21	50,000	49,228
3.00% 12/15/20	200,000	199,433
3.80% 12/15/26	55,000	54,874
3.85% 12/15/25	100,000	101,124
6.25% 9/1/19	100,000	104,738
Xylem
3.25% 11/1/26	55,000	53,120
4.375% 11/1/46	50,000	51,023

		4,730,956

Manufacturing–0.32%
3M
2.00% 8/7/20	100,000	98,829
2.00% 6/26/22	500,000	483,336
2.25% 3/15/23	70,000	67,962
2.875% 10/15/27	150,000	145,144
3.00% 8/7/25	100,000	99,222
3.625% 10/15/47	150,000	146,485
3.875% 6/15/44	150,000	152,864
Carlisle
3.50% 12/1/24	95,000	93,255
3.75% 12/1/27	100,000	97,235
Crane
4.20% 3/15/48	100,000	99,991
4.45% 12/15/23	100,000	102,265
Dover
4.30% 3/1/21	100,000	103,635
5.375% 3/1/41	100,000	116,374
Eaton
2.75% 11/2/22	250,000	244,468
3.103% 9/15/27	100,000	94,269
3.915% 9/15/47	100,000	95,564
4.15% 11/2/42	150,000	149,246
General Electric
2.70% 10/9/22	1,150,000	1,115,889
3.45% 5/15/24	800,000	785,700
4.125% 10/9/42	311,000	288,942

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Manufacturing (continued)
General Electric (continued)
4.50% 3/11/44	700,000	$690,652
5.30% 2/11/21	900,000	944,113
5.50% 1/8/20	100,000	104,033
5.875% 1/14/38	272,000	317,514
6.00% 8/7/19	100,000	103,687
6.75% 3/15/32	224,000	278,729
6.875% 1/10/39	201,000	260,824
Hexcel
3.95% 2/15/27	50,000	49,728
4.70% 8/15/25	50,000	52,216
Illinois Tool Works
2.65% 11/15/26	150,000	140,711
3.375% 9/15/21	60,000	60,729
3.90% 9/1/42	150,000	153,594
4.875% 9/15/41	100,000	116,540
6.25% 4/1/19	100,000	103,500
Ingersoll-Rand Global Holding
2.90% 2/21/21	100,000	99,816
3.75% 8/21/28	100,000	99,490
4.25% 6/15/23	250,000	261,150
4.30% 2/21/48	100,000	100,339
5.75% 6/15/43	100,000	121,364
Parker-Hannifin
3.30% 11/21/24	60,000	59,704
4.20% 11/21/34	140,000	146,366
6.25% 5/15/38	550,000	713,621
Textron
3.375% 3/1/28	50,000	47,996
3.65% 3/15/27	50,000	49,105
3.875% 3/1/25	170,000	170,856

		9,827,052

Media–0.94%
21st Century Fox America
3.00% 9/15/22	400,000	395,555
3.375% 11/15/26	60,000	59,394
3.70% 10/15/25	40,000	40,484
4.50% 2/15/21	150,000	156,230
4.75% 9/15/44	60,000	64,911
4.75% 11/15/46	50,000	54,464
4.95% 10/15/45	30,000	33,209
5.65% 8/15/20	300,000	317,582
6.15% 3/1/37	30,000	37,264
6.15% 2/15/41	450,000	568,174
6.40% 12/15/35	300,000	380,100
6.65% 11/15/37	175,000	228,851
6.90% 8/15/39	100,000	134,855
8.15% 10/17/36	100,000	148,022
CBS
2.30% 8/15/19	200,000	198,443
2.50% 2/15/23	250,000	237,822

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CBS (continued)
2.90% 1/15/27	100,000	$90,802
3.375% 3/1/22	100,000	99,658
3.375% 2/15/28	145,000	135,080
4.00% 1/15/26	355,000	350,814
4.85% 7/1/42	150,000	149,999
4.90% 8/15/44	125,000	125,917
7.875% 7/30/30	200,000	257,774
Charter Communications Operating
3.579% 7/23/20	305,000	306,021
3.75% 2/15/28	100,000	92,079
4.20% 3/15/28	150,000	143,872
4.464% 7/23/22	500,000	511,225
4.908% 7/23/25	850,000	869,908
5.375% 5/1/47	275,000	266,950
6.384% 10/23/35	190,000	212,809
6.484% 10/23/45	565,000	622,262
Comcast
1.625% 1/15/22	150,000	141,471
2.35% 1/15/27	105,000	94,380
2.75% 3/1/23	300,000	292,273
3.00% 2/1/24	250,000	243,741
3.125% 7/15/22	100,000	99,824
3.15% 3/1/26	350,000	337,326
3.15% 2/15/28	150,000	143,051
3.20% 7/15/36	150,000	132,810
3.30% 2/1/27	250,000	242,274
3.375% 2/15/25	425,000	417,545
3.375% 8/15/25	65,000	63,655
3.40% 7/15/46	110,000	94,755
3.55% 5/1/28	150,000	148,109
3.90% 3/1/38	150,000	145,709
3.969% 11/1/47	362,000	344,107
3.999% 11/1/49	79,000	74,278
4.00% 8/15/47	150,000	142,005
4.00% 3/1/48	150,000	142,326
4.049% 11/1/52	458,000	431,048
4.20% 8/15/34	83,000	83,961
4.25% 1/15/33	200,000	207,562
4.40% 8/15/35	192,000	198,535
4.60% 8/15/45	77,000	79,978
4.65% 7/15/42	24,000	25,172
4.75% 3/1/44	350,000	369,831
5.70% 7/1/19	200,000	207,209
6.40% 5/15/38	57,000	72,650
6.50% 11/15/35	200,000	255,802
7.05% 3/15/33	500,000	662,855
Discovery Communications
2.20% 9/20/19	235,000	232,679
2.95% 3/20/23	125,000	120,591
3.30% 5/15/22	150,000	148,702
3.80% 3/13/24	100,000	98,946

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Discovery Communications (continued)
3.95% 3/20/28	200,000	$192,238
4.375% 6/15/21	100,000	102,905
4.875% 4/1/43	100,000	95,758
4.90% 3/11/26	100,000	103,821
5.00% 9/20/37	285,000	284,916
5.20% 9/20/47	215,000	215,346
5.625% 8/15/19	123,000	127,279
6.35% 6/1/40	150,000	170,227
Grupo Televisa
4.625% 1/30/26	200,000	205,099
6.625% 1/15/40	100,000	115,445
8.50% 3/11/32	200,000	258,477
Historic TW 6.625% 5/15/29	300,000	362,226
NBCUniversal Media
2.875% 1/15/23	575,000	564,781
4.375% 4/1/21	200,000	207,875
4.45% 1/15/43	675,000	684,599
5.15% 4/30/20	670,000	699,528
5.95% 4/1/41	200,000	245,565
RELX Capital 3.50% 3/16/23	145,000	144,388
Scripps Networks Interactive
2.75% 11/15/19	50,000	49,666
2.80% 6/15/20	100,000	98,764
3.50% 6/15/22	100,000	99,597
3.90% 11/15/24	150,000	148,414
3.95% 6/15/25	100,000	99,568
Thomson Reuters
3.35% 5/15/26	55,000	52,778
4.30% 11/23/23	200,000	204,928
4.70% 10/15/19	400,000	410,673
Time Warner
2.95% 7/15/26	125,000	114,687
3.55% 6/1/24	200,000	197,496
3.80% 2/15/27	105,000	101,706
3.875% 1/15/26	150,000	147,188
4.70% 1/15/21	100,000	104,021
4.75% 3/29/21	150,000	156,754
4.875% 3/15/20	200,000	206,890
4.90% 6/15/42	200,000	202,630
6.10% 7/15/40	100,000	114,825
6.25% 3/29/41	400,000	468,567
6.50% 11/15/36	100,000	120,493
7.625% 4/15/31	325,000	422,479
7.70% 5/1/32	330,000	443,807
Time Warner Cable
4.00% 9/1/21	500,000	502,365
5.00% 2/1/20	145,000	148,991
5.50% 9/1/41	100,000	99,678
5.875% 11/15/40	100,000	104,771
6.55% 5/1/37	200,000	225,498
6.75% 6/15/39	450,000	513,824

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable (continued)
7.30% 7/1/38	150,000	$180,347
8.25% 4/1/19	250,000	262,424
Time Warner Entertainment
8.375% 3/15/23	250,000	297,023
8.375% 7/15/33	200,000	260,887
Viacom
3.875% 4/1/24	200,000	199,427
4.375% 3/15/43	477,000	428,998
5.625% 9/15/19	200,000	207,783
5.85% 9/1/43	150,000	162,261
6.875% 4/30/36	125,000	149,009
Walt Disney
0.875% 7/12/19	60,000	58,753
1.80% 6/5/20	100,000	98,009
1.85% 7/30/26	95,000	84,719
1.95% 3/4/20	60,000	59,170
2.15% 9/17/20	100,000	98,328
2.30% 2/12/21	500,000	492,970
2.35% 12/1/22	300,000	290,224
2.45% 3/4/22	70,000	68,666
2.95% 6/15/27	200,000	192,918
3.00% 2/13/26	300,000	293,609
3.00% 7/30/46	50,000	42,831
3.15% 9/17/25	100,000	98,480
3.70% 12/1/42	150,000	146,209
3.75% 6/1/21	200,000	204,756
4.125% 12/1/41	100,000	105,304
4.125% 6/1/44	83,000	87,664

		28,697,990

Metal Fabricate & Hardware–0.02%
Precision Castparts
2.50% 1/15/23	200,000	194,953
3.25% 6/15/25	100,000	99,305
3.90% 1/15/43	50,000	49,844
4.375% 6/15/45	100,000	107,396
Timken 3.875% 9/1/24	70,000	69,573

		521,071

Mining–0.18%
Barrick Gold 5.25% 4/1/42	300,000	327,960
Barrick North America Finance
4.40% 5/30/21	49,000	50,653
5.70% 5/30/41	500,000	571,102
5.75% 5/1/43	150,000	175,535
Barrick PD Australia Finance 5.95% 10/15/39	100,000	117,161
BHP Billiton Finance USA
4.125% 2/24/42	125,000	128,786
5.00% 9/30/43	500,000	578,915
Goldcorp 3.70% 3/15/23	200,000	199,111

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Mining (continued)
Kinross Gold 4.50% 7/15/27	400,000	$392,720
Newmont Mining
3.50% 3/15/22	150,000	150,346
4.875% 3/15/42	650,000	683,819
6.25% 10/1/39	100,000	121,741
Rio Tinto Alcan 6.125% 12/15/33	150,000	186,338
Rio Tinto Finance USA
2.875% 8/21/22	6,000	6,007
3.75% 6/15/25	700,000	712,633
4.125% 8/21/42	150,000	153,530
5.20% 11/2/40	100,000	116,834
7.125% 7/15/28	75,000	96,469
Southern Copper
3.50% 11/8/22	89,000	89,200
5.25% 11/8/42	150,000	157,371
5.375% 4/16/20	125,000	130,515
5.875% 4/23/45	69,000	78,229
6.75% 4/16/40	110,000	136,239
7.50% 7/27/35	200,000	259,740
Yamana Gold 4.95% 7/15/24	50,000	51,504

		5,672,458

Office & Business Equipment–0.04%
Pitney Bowes
3.625% 9/15/20	150,000	149,250
4.625% 3/15/24	200,000	187,250
4.70% 4/1/23	100,000	94,250
Xerox
2.80% 5/15/20	250,000	247,258
3.50% 8/20/20	100,000	99,659
3.625% 3/15/23	150,000	146,637
4.50% 5/15/21	345,000	353,653

		1,277,957

Oil & Gas–1.67%
Anadarko Finance 7.50% 5/1/31	250,000	320,103
Anadarko Petroleum
5.55% 3/15/26	400,000	437,348
6.45% 9/15/36	250,000	300,601
7.95% 6/15/39	200,000	274,135
Andeavor
3.80% 4/1/28	120,000	114,707
4.50% 4/1/48	50,000	46,961
4.75% 12/15/23	150,000	156,037
5.125% 12/15/26	150,000	158,682
Apache
3.25% 4/15/22	473,000	468,036
4.25% 1/15/44	100,000	92,053
4.75% 4/15/43	200,000	198,761
5.10% 9/1/40	350,000	359,464
5.25% 2/1/42	100,000	104,422
6.00% 1/15/37	50,000	56,768

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets
1.676% 5/3/19	60,000	$59,393
1.768% 9/19/19	70,000	69,126
2.112% 9/16/21	250,000	241,743
2.237% 5/10/19	400,000	398,132
2.315% 2/13/20	650,000	643,088
2.52% 9/19/22	150,000	145,729
2.75% 5/10/23	250,000	243,397
3.017% 1/16/27	250,000	238,621
3.119% 5/4/26	75,000	72,671
3.216% 11/28/23	150,000	148,808
3.245% 5/6/22	200,000	200,491
3.279% 9/19/27	150,000	145,972
3.535% 11/4/24	100,000	100,388
3.723% 11/28/28	90,000	90,707
3.994% 9/26/23	250,000	257,830
4.742% 3/11/21	500,000	524,172
Burlington Resources Finance 7.20% 8/15/31	100,000	133,338
Canadian Natural Resources
2.95% 1/15/23	200,000	194,415
3.80% 4/15/24	43,000	42,854
3.85% 6/1/27	250,000	244,937
3.90% 2/1/25	200,000	199,530
4.95% 6/1/47	100,000	104,725
5.85% 2/1/35	200,000	228,555
6.25% 3/15/38	150,000	181,673
Cenovus Energy
3.00% 8/15/22	150,000	144,721
4.25% 4/15/27	250,000	244,137
4.45% 9/15/42	320,000	286,604
5.25% 6/15/37	105,000	105,978
5.40% 6/15/47	200,000	202,043
5.70% 10/15/19	205,000	212,109
Chevron
1.561% 5/16/19	200,000	198,132
1.991% 3/3/20	94,000	92,963
2.10% 5/16/21	200,000	195,584
2.193% 11/15/19	500,000	497,076
2.355% 12/5/22	500,000	485,544
2.498% 3/3/22	200,000	196,844
2.566% 5/16/23	200,000	194,638
2.895% 3/3/24	150,000	147,490
2.954% 5/16/26	200,000	192,621
3.191% 6/24/23	550,000	551,496
3.326% 11/17/25	150,000	150,219
Cimarex Energy 3.90% 5/15/27	215,000	212,435
CNOOC Finance 2013
3.00% 5/9/23	250,000	240,630
4.25% 5/9/43	1,000,000	972,449
CNOOC Finance 2015 Australia
2.625% 5/5/20	200,000	197,888

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
CNOOC Finance 2015 Australia (continued)
4.20% 5/5/45	200,000	$192,825
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	193,532
Concho Resources
3.75% 10/1/27	95,000	93,074
4.375% 1/15/25	100,000	101,524
4.875% 10/1/47	75,000	79,919
ConocoPhillips
2.40% 12/15/22	450,000	433,574
3.35% 5/15/25	180,000	178,116
4.15% 11/15/34	90,000	92,153
4.30% 11/15/44	150,000	156,510
4.95% 3/15/26	250,000	273,341
5.90% 5/15/38	450,000	556,717
5.95% 3/15/46	100,000	129,530
6.50% 2/1/39	380,000	500,539
ConocoPhillips Holding 6.95% 4/15/29	200,000	254,912
Devon Energy
3.25% 5/15/22	250,000	247,220
4.00% 7/15/21	100,000	101,897
4.75% 5/15/42	100,000	102,586
5.00% 6/15/45	70,000	74,678
5.60% 7/15/41	100,000	112,957
5.85% 12/15/25	150,000	170,633
Ecopetrol
4.125% 1/16/25	500,000	488,000
5.375% 6/26/26	210,000	219,345
5.875% 9/18/23	200,000	214,500
5.875% 5/28/45	155,000	153,403
7.625% 7/23/19	200,000	211,800
Encana 3.90% 11/15/21	600,000	609,432
EOG Resources
2.625% 3/15/23	150,000	144,671
3.15% 4/1/25	250,000	242,662
3.90% 4/1/35	350,000	344,459
4.15% 1/15/26	100,000	103,476
4.40% 6/1/20	150,000	154,200
EQT
2.50% 10/1/20	70,000	68,484
3.00% 10/1/22	70,000	68,088
3.90% 10/1/27	200,000	191,704
4.875% 11/15/21	100,000	104,232
8.125% 6/1/19	75,000	79,447
Exxon Mobil
2.222% 3/1/21	105,000	103,479
2.726% 3/1/23	170,000	168,013
3.043% 3/1/26	750,000	736,158
3.567% 3/6/45	800,000	770,436
4.114% 3/1/46	165,000	173,784
Hess
4.30% 4/1/27	150,000	147,080
5.60% 2/15/41	200,000	204,949

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Hess (continued)
5.80% 4/1/47	150,000	$158,235
7.125% 3/15/33	100,000	120,262
7.30% 8/15/31	250,000	300,489
Husky Energy
3.95% 4/15/22	150,000	152,999
4.00% 4/15/24	50,000	50,939
7.25% 12/15/19	125,000	133,518
Kerr-McGee 6.95% 7/1/24	100,000	115,654
Marathon Oil
2.80% 11/1/22	125,000	120,624
4.40% 7/15/27	500,000	508,616
6.60% 10/1/37	100,000	120,978
Marathon Petroleum
3.625% 9/15/24	250,000	248,882
5.00% 9/15/54	500,000	487,916
5.125% 3/1/21	135,000	142,627
6.50% 3/1/41	145,000	177,553
Nexen Energy
6.20% 7/30/19	130,000	135,036
6.40% 5/15/37	150,000	185,766
7.50% 7/30/39	200,000	280,668
Noble Energy
3.85% 1/15/28	150,000	147,783
4.15% 12/15/21	100,000	102,270
5.05% 11/15/44	800,000	839,306
6.00% 3/1/41	135,000	155,067
Occidental Petroleum
2.60% 4/15/22	250,000	244,705
2.70% 2/15/23	200,000	195,774
3.00% 2/15/27	250,000	239,932
3.125% 2/15/22	150,000	150,620
3.40% 4/15/26	180,000	178,235
3.50% 6/15/25	100,000	100,284
4.10% 2/15/47	250,000	249,169
4.20% 3/15/48	150,000	151,494
4.40% 4/15/46	250,000	261,768
Petro-Canada
5.95% 5/15/35	200,000	243,100
6.80% 5/15/38	100,000	132,786
9.25% 10/15/21	50,000	60,013
Petroleos Mexicanos
2.378% 4/15/25	142,500	140,706
3.50% 1/30/23	800,000	770,800
4.50% 1/23/26	250,000	243,000
4.625% 9/21/23	300,000	301,377
4.875% 1/24/22	1,250,000	1,284,250
4.875% 1/18/24	500,000	508,500
5.35% 2/12/28	145,000	143,753
5.375% 3/13/22	700,000	729,400
5.50% 1/21/21	400,000	416,900
5.625% 1/23/46	500,000	447,140

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos (continued)
6.00% 3/5/20	260,000	$271,245
6.35% 2/12/48	90,000	87,413
6.375% 1/23/45	609,000	593,471
6.50% 3/13/27	700,000	748,475
6.50% 6/2/41	800,000	796,000
6.625% 6/15/35	250,000	259,233
6.75% 9/21/47	300,000	304,314
8.00% 5/3/19	550,000	578,187
Phillips 66
3.90% 3/15/28	200,000	199,683
4.65% 11/15/34	350,000	368,355
4.875% 11/15/44	180,000	192,661
5.875% 5/1/42	250,000	301,484
Pioneer Natural Resources
3.45% 1/15/21	100,000	100,687
3.95% 7/15/22	100,000	101,742
4.45% 1/15/26	100,000	104,514
Shell International Finance
1.375% 5/10/19	400,000	394,937
1.375% 9/12/19	150,000	147,352
1.75% 9/12/21	150,000	143,859
1.875% 5/10/21	200,000	193,543
2.125% 5/11/20	350,000	344,810
2.25% 11/10/20	150,000	147,961
2.375% 8/21/22	250,000	242,789
2.50% 9/12/26	150,000	140,013
2.875% 5/10/26	400,000	385,910
3.25% 5/11/25	650,000	644,494
3.40% 8/12/23	650,000	657,263
3.75% 9/12/46	150,000	145,012
4.00% 5/10/46	600,000	602,020
4.125% 5/11/35	156,000	161,932
4.30% 9/22/19	200,000	204,753
4.375% 3/25/20	75,000	77,295
4.375% 5/11/45	167,000	177,902
4.55% 8/12/43	600,000	652,221
5.50% 3/25/40	100,000	121,386
6.375% 12/15/38	300,000	399,151
Statoil
2.45% 1/17/23	200,000	193,863
2.65% 1/15/24	100,000	96,559
3.15% 1/23/22	200,000	200,506
3.70% 3/1/24	600,000	611,370
3.95% 5/15/43	250,000	253,346
4.80% 11/8/43	150,000	171,478
5.10% 8/17/40	200,000	234,950
Suncor Energy
3.60% 12/1/24	250,000	250,025
4.00% 11/15/47	70,000	68,931
6.50% 6/15/38	250,000	321,648
6.85% 6/1/39	100,000	135,199

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Suncor Energy (continued)
7.15% 2/1/32	25,000	$32,460
Total Capital
4.125% 1/28/21	100,000	103,048
4.45% 6/24/20	100,000	103,305
Total Capital Canada 2.75% 7/15/23	300,000	291,903
Total Capital International
2.10% 6/19/19	300,000	298,048
2.70% 1/25/23	200,000	195,431
2.875% 2/17/22	200,000	198,943
3.70% 1/15/24	100,000	102,010
Valero Energy
3.65% 3/15/25	100,000	99,677
4.90% 3/15/45	150,000	159,382
6.125% 2/1/20	65,000	68,531
6.625% 6/15/37	300,000	379,906
7.50% 4/15/32	100,000	131,276

		51,040,769

Oil & Gas Services–0.09%
Baker Hughes a GE Co. 5.125% 9/15/40	200,000	222,081
Baker Hughes Co-Obligor
2.773% 12/15/22	200,000	195,967
3.337% 12/15/27	250,000	239,356
4.08% 12/15/47	200,000	189,588
Halliburton
3.25% 11/15/21	200,000	201,143
3.80% 11/15/25	290,000	291,777
4.75% 8/1/43	200,000	209,916
4.85% 11/15/35	100,000	108,007
5.00% 11/15/45	283,000	309,145
7.45% 9/15/39	200,000	278,232
National Oilwell Varco
2.60% 12/1/22	200,000	191,207
3.95% 12/1/42	150,000	132,577
Schlumberger Investment 3.65% 12/1/23	204,000	207,423
TechnipFMC 3.45% 10/1/22	100,000	98,214

		2,874,633

Paper & Forest Products–0.08%
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	205,195
Domtar 4.40% 4/1/22	100,000	103,360
Fibria Overseas Finance
4.00% 1/14/25	200,000	193,375
5.50% 1/17/27	100,000	103,600
Georgia-Pacific 8.00% 1/15/24	250,000	310,024
International Paper
3.00% 2/15/27	150,000	138,993
4.35% 8/15/48	350,000	333,414
4.75% 2/15/22	200,000	209,857

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products (continued)
International Paper (continued)
4.80% 6/15/44	200,000	$201,772
5.00% 9/15/35	100,000	106,946
5.15% 5/15/46	200,000	211,818
6.00% 11/15/41	135,000	155,095
7.30% 11/15/39	100,000	131,394
7.50% 8/15/21	54,000	61,232

		2,466,075

Pharmaceuticals–1.36%
AbbVie
2.30% 5/14/21	200,000	195,105
2.50% 5/14/20	500,000	493,782
2.85% 5/14/23	150,000	145,439
2.90% 11/6/22	500,000	488,930
3.20% 11/6/22	225,000	222,348
3.20% 5/14/26	200,000	190,419
3.60% 5/14/25	600,000	592,234
4.30% 5/14/36	150,000	150,483
4.40% 11/6/42	300,000	297,097
4.45% 5/14/46	200,000	199,688
4.50% 5/14/35	600,000	616,321
4.70% 5/14/45	665,000	688,389
Allergan Finance
3.25% 10/1/22	250,000	245,043
4.625% 10/1/42	125,000	121,002
Allergan Funding
2.45% 6/15/19	210,000	208,460
3.45% 3/15/22	500,000	496,179
3.80% 3/15/25	500,000	491,934
4.55% 3/15/35	1,000,000	981,840
4.85% 6/15/44	650,000	645,953
AmerisourceBergen
3.40% 5/15/24	250,000	247,042
3.45% 12/15/27	100,000	95,339
4.30% 12/15/47	100,000	94,858
AstraZeneca
2.375% 11/16/20	250,000	246,201
2.375% 6/12/22	150,000	145,010
3.125% 6/12/27	150,000	143,986
3.375% 11/16/25	450,000	444,253
4.00% 9/18/42	150,000	145,910
4.375% 11/16/45	95,000	96,506
6.45% 9/15/37	450,000	584,687
Bristol-Myers Squibb
2.00% 8/1/22	100,000	96,226
3.25% 8/1/42	100,000	90,621
4.50% 3/1/44	500,000	549,671
Cardinal Health
1.948% 6/14/19	100,000	98,944
2.616% 6/15/22	150,000	145,147
3.079% 6/15/24	100,000	95,535

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cardinal Health (continued)
3.20% 3/15/23	100,000	$98,595
3.41% 6/15/27	250,000	235,917
3.50% 11/15/24	300,000	293,680
3.75% 9/15/25	100,000	99,233
4.368% 6/15/47	100,000	94,667
4.625% 12/15/20	100,000	103,496
4.90% 9/15/45	100,000	102,719
CVS Health
2.125% 6/1/21	550,000	531,759
2.25% 8/12/19	250,000	247,581
2.75% 12/1/22	200,000	192,721
2.80% 7/20/20	600,000	596,047
2.875% 6/1/26	250,000	230,777
3.125% 3/9/20	205,000	205,302
3.35% 3/9/21	685,000	689,206
3.50% 7/20/22	200,000	199,768
3.70% 3/9/23	780,000	785,100
3.875% 7/20/25	400,000	397,152
4.00% 12/5/23	200,000	202,596
4.10% 3/25/25	500,000	504,268
4.125% 5/15/21	100,000	102,296
4.30% 3/25/28	1,330,000	1,338,304
4.78% 3/25/38	810,000	823,559
4.875% 7/20/35	725,000	754,457
5.05% 3/25/48	1,085,000	1,145,655
5.125% 7/20/45	215,000	228,894
Eli Lilly & Co.
2.35% 5/15/22	75,000	73,296
3.10% 5/15/27	98,000	95,730
3.95% 5/15/47	107,000	109,638
5.50% 3/15/27	100,000	116,945
Express Scripts Holding
3.00% 7/15/23	150,000	143,929
3.30% 2/25/21	40,000	39,955
3.40% 3/1/27	105,000	98,837
3.90% 2/15/22	450,000	456,554
4.50% 2/25/26	150,000	152,969
4.75% 11/15/21	200,000	208,662
4.80% 7/15/46	485,000	494,230
6.125% 11/15/41	300,000	357,342
GlaxoSmithKline Capital
2.85% 5/8/22	750,000	745,228
5.375% 4/15/34	100,000	115,386
6.375% 5/15/38	450,000	593,228
Johnson & Johnson
1.65% 3/1/21	150,000	146,006
1.95% 11/10/20	50,000	49,204
2.05% 3/1/23	150,000	144,344
2.25% 3/3/22	200,000	195,853
2.45% 12/5/21	150,000	148,419
2.45% 3/1/26	150,000	141,496

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
2.625% 1/15/25	150,000	$144,887
2.90% 1/15/28	150,000	144,349
2.95% 9/1/20	100,000	100,798
2.95% 3/3/27	200,000	194,516
3.40% 1/15/38	150,000	144,538
3.50% 1/15/48	95,000	90,773
3.55% 5/15/21	100,000	103,041
3.55% 3/1/36	70,000	69,328
3.625% 3/3/37	627,000	625,896
3.70% 3/1/46	80,000	79,843
3.75% 3/3/47	200,000	201,058
4.375% 12/5/33	183,000	200,566
4.85% 5/15/41	100,000	117,940
5.85% 7/15/38	100,000	130,994
McKesson
2.70% 12/15/22	100,000	96,508
3.796% 3/15/24	200,000	199,603
Mead Johnson Nutrition
3.00% 11/15/20	95,000	94,667
4.125% 11/15/25	95,000	97,590
4.90% 11/1/19	100,000	103,045
5.90% 11/1/39	50,000	60,778
Merck & Co.
1.85% 2/10/20	400,000	395,087
2.40% 9/15/22	150,000	146,542
2.75% 2/10/25	900,000	868,292
2.80% 5/18/23	250,000	246,568
3.60% 9/15/42	100,000	97,886
3.875% 1/15/21	400,000	411,644
4.15% 5/18/43	242,000	253,637
Merck Sharp & Dohme 5.00% 6/30/19	100,000	102,953
Mylan
2.50% 6/7/19	145,000	143,915
3.15% 6/15/21	250,000	246,699
3.75% 12/15/20	100,000	100,743
3.95% 6/15/26	250,000	242,899
4.55% 4/15/28	150,000	150,544
5.20% 4/15/48	150,000	151,662
5.25% 6/15/46	160,000	163,778
5.40% 11/29/43	133,000	137,468
Novartis Capital
1.80% 2/14/20	110,000	108,279
2.40% 5/17/22	200,000	195,425
2.40% 9/21/22	250,000	243,374
3.00% 11/20/25	250,000	244,138
3.10% 5/17/27	125,000	122,194
3.40% 5/6/24	250,000	252,054
3.70% 9/21/42	150,000	147,840
4.00% 11/20/45	250,000	259,293
4.40% 4/24/20	100,000	103,393
4.40% 5/6/44	250,000	274,265

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Perrigo Finance Unlimited 4.375% 3/15/26	200,000	$203,453
Pfizer
1.45% 6/3/19	150,000	148,325
1.70% 12/15/19	150,000	148,045
1.95% 6/3/21	150,000	146,718
2.10% 5/15/19	300,000	298,943
2.20% 12/15/21	150,000	147,727
2.75% 6/3/26	150,000	142,702
3.00% 6/15/23	200,000	199,481
3.00% 12/15/26	450,000	436,299
3.40% 5/15/24	400,000	403,674
4.00% 12/15/36	100,000	103,902
4.125% 12/15/46	455,000	468,810
4.40% 5/15/44	400,000	431,208
7.20% 3/15/39	300,000	433,126
Sanofi 4.00% 3/29/21	325,000	334,094
Shire Acquisitions Investments Ireland
1.90% 9/23/19	500,000	491,925
2.40% 9/23/21	500,000	483,159
2.875% 9/23/23	300,000	286,762
3.20% 9/23/26	300,000	280,245
Wyeth
5.95% 4/1/37	350,000	447,582
6.00% 2/15/36	100,000	126,762
6.50% 2/1/34	100,000	132,699
Zoetis
3.00% 9/12/27	100,000	93,890
3.25% 2/1/23	163,000	161,605
3.45% 11/13/20	75,000	75,571
3.95% 9/12/47	100,000	96,558
4.50% 11/13/25	200,000	211,174
4.70% 2/1/43	150,000	160,915

		41,528,226

Pipelines–0.93%
Andeavor Logistics
3.50% 12/1/22	40,000	39,350
4.25% 12/1/27	50,000	48,839
5.20% 12/1/47	90,000	88,943
Boardwalk Pipelines
3.375% 2/1/23	100,000	96,708
4.45% 7/15/27	70,000	68,183
4.95% 12/15/24	50,000	51,435
5.75% 9/15/19	100,000	103,488
5.95% 6/1/26	50,000	53,671
Buckeye Partners
3.95% 12/1/26	35,000	33,103
4.875% 2/1/21	260,000	267,660
5.85% 11/15/43	500,000	513,327
Columbia Pipeline Group
4.50% 6/1/25	250,000	252,695

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Columbia Pipeline Group (continued) 5.80% 6/1/45	100,000	$115,449
Enable Midstream Partners
3.90% 5/15/24	200,000	195,380
4.40% 3/15/27	100,000	98,049
5.00% 5/15/44	70,000	65,825
Enbridge
2.90% 7/15/22	200,000	194,224
3.50% 6/10/24	100,000	97,209
3.70% 7/15/27	200,000	192,087
4.00% 10/1/23	150,000	151,183
4.25% 12/1/26	100,000	100,219
4.50% 6/10/44	100,000	97,153
5.50% 12/1/46	100,000	111,916
Enbridge Energy Partners
5.20% 3/15/20	100,000	103,272
7.50% 4/15/38	300,000	380,872
Energy Transfer Partners
3.60% 2/1/23	100,000	97,585
4.05% 3/15/25	100,000	98,222
4.15% 10/1/20	150,000	152,168
4.20% 4/15/27	150,000	145,077
4.75% 1/15/26	400,000	405,075
5.15% 3/15/45	150,000	137,557
5.20% 2/1/22	250,000	261,322
5.30% 4/15/47	150,000	141,336
5.95% 10/1/43	125,000	125,982
6.125% 12/15/45	400,000	416,543
6.50% 2/1/42	150,000	162,519
7.50% 7/1/38	200,000	242,353
EnLink Midstream Partners
4.85% 7/15/26	120,000	121,440
5.45% 6/1/47	350,000	344,966
Enterprise Products Operating
2.85% 4/15/21	355,000	351,121
3.35% 3/15/23	350,000	349,152
3.70% 2/15/26	150,000	148,894
3.75% 2/15/25	640,000	643,803
3.90% 2/15/24	200,000	202,790
3.95% 2/15/27	245,000	246,806
4.05% 2/15/22	100,000	102,599
4.25% 2/15/48	90,000	88,085
4.45% 2/15/43	125,000	124,875
4.85% 8/15/42	200,000	211,086
4.85% 3/15/44	125,000	131,401
4.90% 5/15/46	100,000	106,620
5.20% 9/1/20	100,000	104,725
5.25% 1/31/20	100,000	103,825
5.70% 2/15/42	150,000	174,236
5.95% 2/1/41	100,000	118,955
6.125% 10/15/39	50,000	60,122
7.55% 4/15/38	100,000	135,460

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
EQT Midstream Partners
4.00% 8/1/24	55,000	$53,695
4.125% 12/1/26	65,000	62,502
Kinder Morgan
3.15% 1/15/23	250,000	243,553
4.30% 6/1/25	200,000	201,683
4.30% 3/1/28	200,000	199,526
5.20% 3/1/48	150,000	151,239
5.55% 6/1/45	700,000	737,225
Kinder Morgan Energy Partners
3.50% 3/1/21	520,000	520,154
3.50% 9/1/23	500,000	490,170
3.95% 9/1/22	100,000	100,833
5.00% 8/15/42	500,000	485,054
5.00% 3/1/43	250,000	242,140
5.30% 9/15/20	250,000	260,475
5.80% 3/15/35	150,000	161,135
6.50% 9/1/39	100,000	114,394
6.55% 9/15/40	200,000	230,220
7.75% 3/15/32	200,000	250,561
Magellan Midstream Partners
4.20% 10/3/47	100,000	96,904
4.25% 2/1/21	150,000	153,384
4.25% 9/15/46	180,000	175,082
5.00% 3/1/26	100,000	107,507
6.55% 7/15/19	50,000	52,183
MPLX
3.375% 3/15/23	275,000	272,035
4.00% 3/15/28	175,000	172,816
4.125% 3/1/27	165,000	163,784
4.50% 4/15/38	290,000	287,262
4.70% 4/15/48	115,000	112,466
4.875% 12/1/24	500,000	525,005
4.90% 4/15/58	50,000	48,304
5.20% 3/1/47	165,000	173,074
ONEOK
4.00% 7/13/27	85,000	83,900
4.95% 7/13/47	100,000	101,855
ONEOK Partners
3.375% 10/1/22	150,000	147,795
3.80% 3/15/20	100,000	100,809
4.90% 3/15/25	100,000	104,536
6.125% 2/1/41	100,000	114,295
6.20% 9/15/43	178,000	208,273
6.65% 10/1/36	100,000	120,857
Phillips 66 Partners
3.55% 10/1/26	100,000	95,335
3.75% 3/1/28	50,000	48,398
4.68% 2/15/45	40,000	39,162
4.90% 10/1/46	100,000	100,768
Plains All American Pipeline
4.30% 1/31/43	100,000	85,055

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Plains All American Pipeline (continued) 4.50% 12/15/26	100,000	$99,366
4.65% 10/15/25	200,000	201,508
4.70% 6/15/44	600,000	537,604
5.15% 6/1/42	200,000	189,422
5.75% 1/15/20	100,000	104,028
6.65% 1/15/37	125,000	139,348
Sabine Pass Liquefaction
4.20% 3/15/28	70,000	69,121
5.625% 2/1/21	700,000	736,422
5.625% 3/1/25	545,000	587,151
5.75% 5/15/24	545,000	587,359
Southern Natural Gas 4.40% 6/15/21	300,000	308,785
Spectra Energy Partners
3.375% 10/15/26	145,000	137,103
4.50% 3/15/45	50,000	48,707
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	194,538
3.90% 7/15/26	100,000	95,159
4.00% 10/1/27	245,000	232,546
4.40% 4/1/21	100,000	102,209
5.30% 4/1/44	200,000	186,670
5.40% 10/1/47	245,000	234,241
5.95% 12/1/25	100,000	108,403
TC PipeLines 4.375% 3/13/25	150,000	151,531
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	193,045
TransCanada PipeLines 2.125% 11/15/19	375,000	370,996
2.50% 8/1/22	150,000	146,061
3.75% 10/16/23	150,000	153,176
3.80% 10/1/20	100,000	101,866
4.625% 3/1/34	200,000	212,356
4.875% 1/15/26	100,000	108,011
6.10% 6/1/40	100,000	122,788
7.25% 8/15/38	100,000	135,930
7.625% 1/15/39	250,000	348,048
Transcontinental Gas Pipe Line
4.00% 3/15/28	100,000	98,008
4.45% 8/1/42	100,000	97,839
4.60% 3/15/48	100,000	97,179
Valero Energy Partners
4.375% 12/15/26	85,000	85,032
4.50% 3/15/28	100,000	100,783
Western Gas Partners
3.95% 6/1/25	150,000	146,435
4.00% 7/1/22	150,000	149,799
4.50% 3/1/28	40,000	40,159
5.30% 3/1/48	100,000	99,408
5.45% 4/1/44	100,000	101,389
Williams Partners
3.75% 6/15/27	750,000	718,403
3.90% 1/15/25	725,000	719,075

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Williams Partners (continued)
4.00% 11/15/21	100,000	$101,243
4.30% 3/4/24	195,000	197,911
4.85% 3/1/48	70,000	69,563
5.25% 3/15/20	200,000	207,337
6.30% 4/15/40	470,000	540,061

		28,485,465

Private Equity–0.00%
Brookfield Asset Management 4.00% 1/15/25	150,000	149,722

		149,722

Real Estate–0.02%
CBRE Services 4.875% 3/1/26	300,000	315,123
Prologis
3.75% 11/1/25	45,000	45,518
4.25% 8/15/23	150,000	156,563

		517,204

Real Estate Investment Trusts–0.78%
Alexandria Real Estate Equities
3.45% 4/30/25	100,000	96,890
3.95% 1/15/27	25,000	24,510
3.95% 1/15/28	100,000	97,858
4.30% 1/15/26	250,000	252,904
4.50% 7/30/29	110,000	111,737
American Campus Communities Operating Partnership
3.35% 10/1/20 100,000		100,179
3.625% 11/15/27	55,000	52,425
4.125% 7/1/24	100,000	100,473
American Tower
2.25% 1/15/22	200,000	191,424
2.80% 6/1/20	100,000	99,315
3.00% 6/15/23	100,000	96,697
3.125% 1/15/27	200,000	183,623
3.375% 10/15/26	200,000	187,479
3.45% 9/15/21	250,000	250,683
3.50% 1/31/23	250,000	248,839
3.60% 1/15/28	100,000	95,139
4.00% 6/1/25	100,000	99,539
4.70% 3/15/22	225,000	235,025
5.00% 2/15/24	100,000	105,692
5.05% 9/1/20	100,000	104,140
5.90% 11/1/21	65,000	70,457
AvalonBay Communities
2.90% 10/15/26	50,000	46,924
3.20% 1/15/28	85,000	80,566
3.45% 6/1/25	100,000	99,002
3.50% 11/15/24	200,000	199,529
3.50% 11/15/25	50,000	49,639
3.625% 10/1/20	200,000	202,701

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
AvalonBay Communities (continued)
3.90% 10/15/46	50,000	$47,205
4.15% 7/1/47	50,000	49,251
Boston Properties
2.75% 10/1/26	300,000	273,602
3.20% 1/15/25	100,000	96,676
3.65% 2/1/26	100,000	97,945
3.85% 2/1/23	125,000	127,508
4.125% 5/15/21	250,000	256,599
5.625% 11/15/20	150,000	158,806
5.875% 10/15/19	100,000	103,887
Brandywine Operating Partnership
3.95% 2/15/23	50,000	50,498
3.95% 11/15/27	50,000	48,598
Brixmor Operating Partnership
3.25% 9/15/23	150,000	145,014
3.85% 2/1/25	70,000	68,479
3.875% 8/15/22	95,000	95,507
3.90% 3/15/27	100,000	95,819
4.125% 6/15/26	50,000	49,122
CC Holdings GS V 3.849% 4/15/23	150,000	150,816
Columbia Property Trust Operating Partnership
3.65% 8/15/26	100,000	94,734
Corporate Office Properties 3.70% 6/15/21	350,000	349,828
Crown Castle International
3.15% 7/15/23	110,000	106,671
3.20% 9/1/24	105,000	100,817
3.40% 2/15/21	140,000	140,623
3.65% 9/1/27	140,000	133,658
3.70% 6/15/26	365,000	351,874
3.80% 2/15/28	150,000	144,558
4.00% 3/1/27	40,000	39,407
4.45% 2/15/26	365,000	371,147
4.75% 5/15/47	25,000	25,292
CubeSmart
3.125% 9/1/26	50,000	46,564
4.375% 12/15/23	65,000	67,169
DDR
4.25% 2/1/26	100,000	99,541
4.70% 6/1/27	100,000	102,068
Digital Realty Trust
2.75% 2/1/23	50,000	48,059
3.40% 10/1/20	100,000	100,658
3.70% 8/15/27	100,000	96,552
3.95% 7/1/22	150,000	152,924
4.75% 10/1/25	100,000	104,560
5.25% 3/15/21	100,000	105,305
Duke Realty
3.75% 12/1/24	250,000	250,253
4.375% 6/15/22	100,000	103,638

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
EPR Properties
4.50% 6/1/27	100,000	$97,673
4.75% 12/15/26	100,000	100,284
5.75% 8/15/22	100,000	106,940
ERP Operating
2.375% 7/1/19	150,000	149,333
2.85% 11/1/26	140,000	132,710
3.375% 6/1/25	100,000	98,829
4.50% 7/1/44	150,000	156,530
4.50% 6/1/45	50,000	52,227
4.625% 12/15/21	90,000	94,091
4.75% 7/15/20	100,000	103,685
Essex Portfolio
3.25% 5/1/23	100,000	98,555
3.375% 4/15/26	50,000	48,139
3.625% 5/1/27	200,000	195,515
Federal Realty Investment Trust
3.25% 7/15/27	100,000	95,133
4.50% 12/1/44	100,000	103,766
Government Properties Income Trust 3.75% 8/15/19	100,000	100,441
HCP
2.625% 2/1/20	200,000	198,008
3.875% 8/15/24	200,000	198,563
4.00% 12/1/22	150,000	153,130
4.00% 6/1/25	250,000	250,751
4.25% 11/15/23	186,000	190,636
5.375% 2/1/21	200,000	210,408
Healthcare Trust of America Holdings
2.95% 7/1/22	50,000	48,962
3.375% 7/15/21	100,000	100,382
3.50% 8/1/26	35,000	33,413
3.75% 7/1/27	50,000	48,406
Highwoods Realty
3.20% 6/15/21	200,000	198,701
3.875% 3/1/27	60,000	58,485
Hospitality Properties Trust
4.25% 2/15/21	50,000	50,913
4.50% 6/15/23	100,000	102,279
4.95% 2/15/27	70,000	71,319
5.00% 8/15/22	300,000	312,024
5.25% 2/15/26	50,000	52,128
Host Hotels & Resorts
4.75% 3/1/23	150,000	156,090
5.25% 3/15/22	400,000	422,355
Hudson Pacific Properties 3.95% 11/1/27	25,000	24,008
Kilroy Realty
3.45% 12/15/24	100,000	97,170
4.25% 8/15/29	150,000	148,881
Kimco Realty
2.70% 3/1/24	100,000	94,242

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty (continued)
2.80% 10/1/26	100,000	$89,535
3.20% 5/1/21	150,000	150,023
3.30% 2/1/25	120,000	115,656
3.40% 11/1/22	50,000	50,052
3.80% 4/1/27	100,000	96,456
4.125% 12/1/46	100,000	90,783
4.45% 9/1/47	100,000	95,242
6.875% 10/1/19	150,000	158,582
Kite Realty Group 4.00% 10/1/26	50,000	46,922
Liberty Property
4.125% 6/15/22	50,000	51,494
4.40% 2/15/24	100,000	104,019
LifeStorage 3.50% 7/1/26	100,000	95,704
Mid-America Apartments
3.75% 6/15/24	100,000	99,402
4.00% 11/15/25	50,000	50,257
4.30% 10/15/23	50,000	51,908
National Retail Properties
3.30% 4/15/23	100,000	98,886
3.60% 12/15/26	100,000	96,447
4.00% 11/15/25	65,000	64,698
5.50% 7/15/21	100,000	106,702
Omega Healthcare Investors
4.375% 8/1/23	50,000	50,037
4.50% 4/1/27	200,000	192,849
4.95% 4/1/24	57,000	58,250
5.25% 1/15/26	100,000	101,683
Physicians Realty
3.95% 1/15/28	100,000	96,052
4.30% 3/15/27	50,000	49,673
Public Storage
2.37% 9/15/22	50,000	48,176
3.094% 9/15/27	60,000	57,696
Realty Income
3.25% 10/15/22	100,000	99,316
3.65% 1/15/28	100,000	97,261
3.875% 7/15/24	65,000	65,334
4.65% 8/1/23	400,000	420,016
4.65% 3/15/47	100,000	103,215
Regency Centers
3.60% 2/1/27	160,000	153,653
4.125% 3/15/28	100,000	100,488
4.40% 2/1/47	165,000	163,526
Sabra Health Care 5.50% 2/1/21	100,000	102,033
Select Income REIT 4.25% 5/15/24	250,000	244,415
Senior Housing Properties Trust 4.75% 2/15/28	200,000	196,334
Simon Property Group
2.35% 1/30/22	100,000	97,274
2.50% 9/1/20	100,000	98,937
2.625% 6/15/22	200,000	195,022

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Simon Property Group (continued)
3.25% 11/30/26	100,000	$96,553
3.375% 10/1/24	450,000	444,529
3.375% 6/15/27	200,000	194,138
4.125% 12/1/21	300,000	309,723
4.25% 11/30/46	100,000	99,242
6.75% 2/1/40	300,000	402,003
SL Green Operating Partnership 3.25% 10/15/22	60,000	58,577
SL Green Realty 4.50% 12/1/22	100,000	102,682
STORE Capital 4.50% 3/15/28	50,000	49,763
Tanger Properties
3.125% 9/1/26	50,000	45,933
3.875% 7/15/27	100,000	96,853
UDR
2.95% 9/1/26	50,000	46,120
3.50% 1/15/28	100,000	95,815
4.00% 10/1/25	50,000	50,297
4.625% 1/10/22	100,000	103,938
Ventas Realty
2.70% 4/1/20	100,000	99,232
3.125% 6/15/23	30,000	29,423
3.75% 5/1/24	150,000	150,522
3.85% 4/1/27	100,000	97,999
4.00% 3/1/28	100,000	98,653
4.125% 1/15/26	156,000	157,469
4.25% 3/1/22	200,000	205,635
4.75% 6/1/21	100,000	104,121
VEREIT Operating Partnership
3.95% 8/15/27	80,000	75,277
4.125% 6/1/21	60,000	61,228
4.60% 2/6/24	75,000	76,061
4.875% 6/1/26	95,000	96,082
Vornado Realty 3.50% 1/15/25	100,000	96,425
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	101,753
Weingarten Realty Investors 3.375% 10/15/22	150,000	149,536
Welltower
4.25% 4/1/26	200,000	202,816
4.50% 1/15/24	250,000	258,868
5.25% 1/15/22	100,000	106,326
6.125% 4/15/20	135,000	143,018
6.50% 3/15/41	250,000	316,910
Weyerhaeuser
4.625% 9/15/23	250,000	263,418
4.70% 3/15/21	100,000	104,017
7.375% 3/15/32	250,000	330,985
WP Carey
4.25% 10/1/26	100,000	98,729

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
WP Carey (continued)
4.60% 4/1/24	100,000	$102,626

		23,717,029

Retail–0.69%
Advance Auto Parts
4.50% 1/15/22	100,000	102,874
4.50% 12/1/23	100,000	103,630
AutoNation
3.35% 1/15/21	50,000	49,986
3.50% 11/15/24	100,000	96,518
3.80% 11/15/27	100,000	95,915
4.50% 10/1/25	45,000	45,871
AutoZone
2.875% 1/15/23	100,000	97,370
3.125% 4/21/26	75,000	71,442
3.75% 6/1/27	250,000	245,356
4.00% 11/15/20	75,000	76,798
Bed Bath & Beyond
3.749% 8/1/24	50,000	49,271
4.915% 8/1/34	530,000	463,283
Costco Wholesale
2.25% 2/15/22	300,000	293,113
2.30% 5/18/22	250,000	243,911
3.00% 5/18/27	250,000	241,997
Darden Restaurants 4.55% 2/15/48	35,000	34,993
Dollar General
3.25% 4/15/23	200,000	198,342
3.875% 4/15/27	100,000	99,368
4.125% 5/1/28	70,000	70,768
4.15% 11/1/25	75,000	77,195
Home Depot
1.80% 6/5/20	176,000	172,946
2.00% 6/15/19	900,000	895,541
2.00% 4/1/21	250,000	244,073
2.125% 9/15/26	155,000	140,371
2.70% 4/1/23	150,000	147,193
2.80% 9/14/27	200,000	189,488
3.00% 4/1/26	125,000	121,633
3.35% 9/15/25	265,000	264,207
3.50% 9/15/56	135,000	120,912
3.75% 2/15/24	200,000	207,050
3.90% 6/15/47	200,000	199,516
4.20% 4/1/43	150,000	155,471
4.25% 4/1/46	100,000	104,839
4.40% 4/1/21	100,000	103,954
4.875% 2/15/44	96,000	110,169
5.40% 9/15/40	100,000	121,883
5.875% 12/16/36	350,000	450,610
5.95% 4/1/41	100,000	128,227
Kohl’s
4.00% 11/1/21	200,000	203,339

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Retail (continued)
Kohl’s (continued)
4.25% 7/17/25	50,000	$50,552
4.75% 12/15/23	150,000	157,683
5.55% 7/17/45	50,000	48,641
Lowe’s
3.10% 5/3/27	250,000	241,109
3.12% 4/15/22	100,000	100,683
3.375% 9/15/25	120,000	119,170
3.70% 4/15/46	200,000	186,432
3.875% 9/15/23	200,000	206,985
4.05% 5/3/47	147,000	145,297
4.25% 9/15/44	250,000	254,784
4.375% 9/15/45	45,000	46,799
4.625% 4/15/20	150,000	154,468
4.65% 4/15/42	100,000	107,785
Macy’s Retail Holdings
2.875% 2/15/23	100,000	94,379
3.45% 1/15/21	100,000	99,953
3.625% 6/1/24	150,000	144,468
4.375% 9/1/23	90,000	90,717
6.90% 4/1/29	150,000	161,700
McDonald’s
1.875% 5/29/19	250,000	247,582
2.20% 5/26/20	150,000	148,158
2.625% 1/15/22	100,000	98,531
2.75% 12/9/20	265,000	263,858
3.25% 6/10/24	300,000	297,806
3.35% 4/1/23	55,000	55,367
3.375% 5/26/25	150,000	148,564
3.50% 3/1/27	150,000	148,087
3.625% 5/20/21	100,000	102,017
3.625% 5/1/43	100,000	90,460
3.70% 1/30/26	285,000	287,077
3.80% 4/1/28	100,000	101,474
4.45% 3/1/47	225,000	232,854
4.60% 5/26/45	94,000	99,319
4.70% 12/9/35	270,000	289,285
4.875% 12/9/45	275,000	300,402
6.30% 3/1/38	50,000	64,142
Nordstrom
4.00% 3/15/27	60,000	58,568
4.75% 5/1/20	100,000	103,404
5.00% 1/15/44	281,000	264,937
O’Reilly Automotive
3.55% 3/15/26	150,000	146,952
3.60% 9/1/27	100,000	97,086
3.80% 9/1/22	100,000	102,390
4.875% 1/14/21	45,000	46,953
QVC 4.375% 3/15/23	600,000	601,172
Starbucks
2.10% 2/4/21	60,000	58,821
2.20% 11/22/20	40,000	39,463

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Retail (continued)
Starbucks (continued)
2.45% 6/15/26	100,000	$93,384
2.70% 6/15/22	100,000	98,714
3.10% 3/1/23	150,000	150,182
3.50% 3/1/28	150,000	149,783
3.75% 12/1/47	70,000	67,695
3.85% 10/1/23	100,000	103,667
4.30% 6/15/45	105,000	109,987
Tapestry
3.00% 7/15/22	150,000	145,094
4.125% 7/15/27	150,000	147,501
Target
2.30% 6/26/19	200,000	199,582
2.50% 4/15/26	100,000	93,014
2.90% 1/15/22	300,000	300,511
3.625% 4/15/46	490,000	445,980
3.875% 7/15/20	100,000	102,482
3.90% 11/15/47	150,000	143,928
4.00% 7/1/42	150,000	146,912
TJX
2.25% 9/15/26	250,000	225,920
2.50% 5/15/23	100,000	96,887
Walgreen 3.10% 9/15/22	150,000	147,043
Walgreens Boots Alliance
3.45% 6/1/26	45,000	42,595
3.80% 11/18/24	700,000	690,387
4.65% 6/1/46	40,000	38,970
4.80% 11/18/44	500,000	496,555
Walmart
1.75% 10/9/19	95,000	94,000
1.90% 12/15/20	150,000	147,134
2.35% 12/15/22	150,000	146,111
2.55% 4/11/23	300,000	293,634
2.65% 12/15/24	1,150,000	1,110,100
3.625% 12/15/47	70,000	68,673
5.00% 10/25/40	1,000,000	1,189,299

		21,031,481

Savings & Loans–0.00%
People’s United Financial 3.65% 12/6/22	150,000	151,528

		151,528

Semiconductors–0.40%
Analog Devices
2.50% 12/5/21	60,000	58,483
2.85% 3/12/20	40,000	39,953
2.95% 1/12/21	100,000	99,736
3.125% 12/5/23	150,000	147,094
3.50% 12/5/26	150,000	146,474
3.90% 12/15/25	60,000	60,701
5.30% 12/15/45	100,000	113,426

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors (continued)
Applied Materials
2.625% 10/1/20	100,000	$99,444
3.30% 4/1/27	80,000	78,699
3.90% 10/1/25	70,000	71,966
4.35% 4/1/47	70,000	74,634
5.10% 10/1/35	70,000	80,182
5.85% 6/15/41	350,000	440,484
Broadcom
2.20% 1/15/21	200,000	194,353
2.375% 1/15/20	350,000	345,266
2.65% 1/15/23	200,000	190,631
3.00% 1/15/22	350,000	343,740
3.125% 1/15/25	145,000	137,277
3.50% 1/15/28	400,000	376,739
3.625% 1/15/24	350,000	344,750
3.875% 1/15/27	750,000	730,780
Intel
1.70% 5/19/21	100,000	96,657
2.35% 5/11/22	200,000	195,374
2.45% 7/29/20	480,000	477,429
2.60% 5/19/26	150,000	141,708
2.70% 12/15/22	150,000	147,925
2.875% 5/11/24	700,000	684,899
3.30% 10/1/21	254,000	258,125
3.70% 7/29/25	365,000	373,365
3.734% 12/8/47	200,000	195,400
4.00% 12/15/32	250,000	260,735
4.10% 5/19/46	150,000	154,203
4.10% 5/11/47	700,000	720,041
KLA-Tencor 4.65% 11/1/24	300,000	313,756
Lam Research
2.75% 3/15/20	100,000	99,624
2.80% 6/15/21	150,000	148,135
Maxim Integrated Products 3.375% 3/15/23	100,000	99,241
NVIDIA
2.20% 9/16/21	120,000	117,105
3.20% 9/16/26	200,000	193,127
QUALCOMM
1.85% 5/20/19	120,000	119,187
2.10% 5/20/20	90,000	89,001
2.25% 5/20/20	300,000	295,107
2.60% 1/30/23	300,000	287,927
2.90% 5/20/24	200,000	191,403
3.00% 5/20/22	300,000	295,698
3.25% 5/20/27	200,000	189,814
3.45% 5/20/25	300,000	293,207
4.30% 5/20/47	445,000	432,236
4.65% 5/20/35	200,000	208,034
4.80% 5/20/45	200,000	208,973
Texas Instruments
1.65% 8/3/19	100,000	98,811

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors (continued)
Texas Instruments (continued)
2.25% 5/1/23	250,000	$239,477
2.625% 5/15/24	48,000	46,339
2.75% 3/12/21	75,000	74,946
Xilinx
2.95% 6/1/24	100,000	96,033
3.00% 3/15/21	200,000	199,309

		12,217,163

Software–0.75%
Activision Blizzard
2.30% 9/15/21	95,000	91,881
2.60% 6/15/22	50,000	48,543
3.40% 9/15/26	100,000	97,666
3.40% 6/15/27	45,000	43,589
4.50% 6/15/47	60,000	60,546
Adobe Systems
3.25% 2/1/25	95,000	94,667
4.75% 2/1/20	85,000	87,824
Autodesk
3.125% 6/15/20	100,000	100,152
3.50% 6/15/27	100,000	95,645
4.375% 6/15/25	100,000	102,948
Broadridge Financial Solutions 3.95% 9/1/20	100,000	101,912
CA
3.60% 8/1/20	50,000	50,527
4.70% 3/15/27	100,000	102,495
5.375% 12/1/19	100,000	103,569
Cadence Design Systems 4.375% 10/15/24	75,000	77,675
Citrix Systems 4.50% 12/1/27	100,000	99,534
Electronic Arts
3.70% 3/1/21	100,000	101,624
4.80% 3/1/26	100,000	107,281
Fidelity National Information Services
3.00% 8/15/26	400,000	373,148
3.50% 4/15/23	164,000	164,135
3.625% 10/15/20	235,000	238,091
3.875% 6/5/24	28,000	28,385
4.50% 10/15/22	40,000	41,828
4.50% 8/15/46	50,000	50,016
5.00% 10/15/25	56,000	59,894
Fiserv
2.70% 6/1/20	150,000	149,125
3.50% 10/1/22	150,000	151,168
3.85% 6/1/25	150,000	151,627
4.625% 10/1/20	100,000	103,683
Microsoft
1.10% 8/8/19	325,000	319,640
1.55% 8/8/21	500,000	480,354
1.85% 2/6/20	200,000	198,059

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
2.00% 11/3/20	700,000	$688,612
2.00% 8/8/23	250,000	237,190
2.375% 5/1/23	150,000	145,595
2.40% 2/6/22	200,000	196,732
2.40% 8/8/26	850,000	791,877
2.65% 11/3/22	200,000	197,571
2.875% 2/6/24	65,000	63,925
3.00% 10/1/20	300,000	302,971
3.125% 11/3/25	200,000	197,219
3.30% 2/6/27	2,115,000	2,102,106
3.45% 8/8/36	250,000	244,329
3.50% 11/15/42	150,000	144,547
3.625% 12/15/23	300,000	308,336
3.70% 8/8/46	850,000	840,860
3.75% 2/12/45	500,000	497,723
3.95% 8/8/56	200,000	199,378
4.10% 2/6/37	200,000	212,491
4.20% 6/1/19	200,000	204,831
4.20% 11/3/35	200,000	214,733
4.25% 2/6/47	200,000	215,728
4.45% 11/3/45	200,000	221,954
4.50% 10/1/40	100,000	111,170
4.50% 2/6/57	200,000	219,851
4.75% 11/3/55	200,000	229,834
4.875% 12/15/43	800,000	927,278
5.20% 6/1/39	200,000	241,449
5.30% 2/8/41	400,000	492,187
Oracle
1.90% 9/15/21	455,000	439,501
2.25% 10/8/19	300,000	298,298
2.40% 9/15/23	150,000	143,782
2.50% 5/15/22	1,000,000	980,939
2.50% 10/15/22	550,000	536,589
2.625% 2/15/23	70,000	68,469
2.65% 7/15/26	460,000	430,576
2.95% 11/15/24	150,000	146,081
2.95% 5/15/25	500,000	484,643
3.25% 11/15/27	200,000	195,327
3.80% 11/15/37	90,000	89,180
3.85% 7/15/36	150,000	148,894
3.875% 7/15/20	100,000	102,404
3.90% 5/15/35	355,000	355,617
4.00% 7/15/46	150,000	148,190
4.00% 11/15/47	140,000	138,355
4.30% 7/8/34	700,000	740,285
4.375% 5/15/55	800,000	833,911
4.50% 7/8/44	500,000	534,636
5.00% 7/8/19	250,000	257,771
5.375% 7/15/40	400,000	478,631
6.125% 7/8/39	150,000	194,089
6.50% 4/15/38	200,000	266,812

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
VMware
2.30% 8/21/20	90,000	$87,590
2.95% 8/21/22	105,000	100,729
3.90% 8/21/27	85,000	80,620

		22,809,627

Telecommunications–1.34%
America Movil
3.125% 7/16/22	200,000	197,051
4.375% 7/16/42	200,000	203,709
5.00% 10/16/19	500,000	514,935
5.00% 3/30/20	200,000	206,617
6.125% 11/15/37	150,000	180,127
6.125% 3/30/40	250,000	300,899
6.375% 3/1/35	25,000	30,505
AT&T
2.85% 2/14/23	350,000	352,014
3.00% 2/15/22	700,000	691,980
3.20% 3/1/22	100,000	99,560
3.40% 8/14/24	300,000	302,607
3.40% 5/15/25	550,000	530,779
3.80% 3/1/24	150,000	150,430
3.90% 8/14/27	445,000	448,918
3.95% 1/15/25	225,000	225,192
4.10% 2/15/28	2,094,000	2,083,374
4.125% 2/17/26	550,000	552,227
4.25% 3/1/27	500,000	506,352
4.30% 2/15/30	2,036,000	2,029,037
4.35% 6/15/45	532,000	488,020
4.45% 4/1/24	300,000	310,037
4.50% 5/15/35	220,000	216,712
4.50% 3/9/48	693,000	646,655
4.75% 5/15/46	665,000	648,344
4.80% 6/15/44	987,000	966,920
4.90% 8/14/37	815,000	822,116
5.15% 3/15/42	150,000	155,076
5.15% 11/15/46	1,266,000	1,298,714
5.15% 2/14/50	415,000	420,856
5.25% 3/1/37	150,000	159,155
5.30% 8/14/58	400,000	405,025
5.35% 9/1/40	338,000	355,949
5.45% 3/1/47	300,000	319,601
5.55% 8/15/41	40,000	43,186
5.70% 3/1/57	150,000	161,988
5.875% 10/1/19	40,000	41,725
6.00% 8/15/40	200,000	226,614
6.35% 3/15/40	50,000	58,199
Bell Canada 4.464% 4/1/48	100,000	102,185
British Telecommunications 9.125% 12/15/30	350,000	512,489
Cisco Systems
1.85% 9/20/21	600,000	579,468

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Cisco Systems (continued)
2.20% 2/28/21	150,000	$147,349
2.45% 6/15/20	100,000	99,424
2.50% 9/20/26	300,000	280,009
2.60% 2/28/23	150,000	146,455
2.90% 3/4/21	615,000	615,396
2.95% 2/28/26	150,000	144,912
3.00% 6/15/22	60,000	59,873
3.50% 6/15/25	45,000	45,626
3.625% 3/4/24	100,000	102,021
4.45% 1/15/20	300,000	309,401
5.50% 1/15/40	200,000	251,427
5.90% 2/15/39	300,000	392,794
Deutsche Telekom International Finance
6.00% 7/8/19	250,000	259,930
8.75% 6/15/30	460,000	652,880
Juniper Networks
4.60% 3/15/21	100,000	102,929
5.95% 3/15/41	100,000	104,734
Koninklijke KPN 8.375% 10/1/30	100,000	136,161
Motorola Solutions
3.50% 3/1/23	100,000	98,673
4.00% 9/1/24	250,000	250,087
4.60% 2/23/28	100,000	100,854
Orange
1.625% 11/3/19	150,000	146,951
4.125% 9/14/21	100,000	103,867
5.375% 1/13/42	100,000	115,333
9.00% 3/1/31	800,000	1,173,299
Rogers Communications
2.90% 11/15/26	200,000	188,708
3.00% 3/15/23	125,000	123,376
3.625% 12/15/25	65,000	64,879
4.10% 10/1/23	300,000	308,476
4.30% 2/15/48	40,000	40,332
4.50% 3/15/43	100,000	101,946
5.00% 3/15/44	100,000	110,026
7.50% 8/15/38	25,000	34,264
Telefonica Emisiones
4.665% 3/6/38	150,000	152,218
4.895% 3/6/48	200,000	204,290
5.134% 4/27/20	690,000	717,061
5.213% 3/8/47	300,000	320,054
5.462% 2/16/21	140,000	148,933
5.877% 7/15/19	100,000	103,747
7.045% 6/20/36	175,000	222,626
Telefonica Europe 8.25% 9/15/30	200,000	271,379
Telefonos de Mexico 5.50% 11/15/19	100,000	103,883
TELUS
2.80% 2/16/27	100,000	93,046
3.70% 9/15/27	100,000	99,475

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications
1.75% 8/15/21	150,000	$143,276
2.625% 8/15/26	230,000	210,433
3.125% 3/16/22	150,000	148,810
3.45% 3/15/21	800,000	808,614
3.50% 11/1/24	900,000	892,189
3.85% 11/1/42	650,000	574,609
4.125% 3/16/27	200,000	202,960
4.125% 8/15/46	35,000	31,625
4.272% 1/15/36	904,000	868,016
4.40% 11/1/34	600,000	594,289
4.50% 8/10/33	170,000	172,570
4.522% 9/15/48	1,324,000	1,280,900
4.60% 4/1/21	250,000	260,792
4.672% 3/15/55	1,182,000	1,129,101
4.812% 3/15/39	300,000	307,586
5.012% 4/15/49	1,293,000	1,336,356
5.012% 8/21/54	500,000	502,857
5.15% 9/15/23	950,000	1,026,166
5.25% 3/16/37	600,000	648,966
5.50% 3/16/47	150,000	166,850
Vodafone Group
2.50% 9/26/22	300,000	288,604
2.95% 2/19/23	225,000	219,261
4.375% 2/19/43	150,000	142,495
5.45% 6/10/19	300,000	309,452
6.15% 2/27/37	700,000	816,074
7.875% 2/15/30	100,000	130,541

		41,007,843

Textiles–0.01%
Cintas No. 2
2.90% 4/1/22	100,000	98,529
3.70% 4/1/27	100,000	100,071

		198,600

Toys, Games & Hobbies–0.01%
Hasbro
3.15% 5/15/21	75,000	75,114
3.50% 9/15/27	60,000	56,311
5.10% 5/15/44	65,000	63,623
6.35% 3/15/40	65,000	75,187

		270,235

Transportation–0.49%
Burlington Northern Santa Fe
3.00% 3/15/23	500,000	495,913
3.00% 4/1/25	250,000	244,192
3.05% 3/15/22	150,000	150,246
3.25% 6/15/27	100,000	98,592
3.45% 9/15/21	200,000	203,372
3.65% 9/1/25	100,000	101,525
3.85% 9/1/23	100,000	103,037

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe (continued)
3.90% 8/1/46	105,000	$103,760
4.05% 6/15/48	190,000	192,307
4.125% 6/15/47	100,000	103,211
4.15% 4/1/45	114,000	116,644
4.40% 3/15/42	100,000	105,469
4.45% 3/15/43	100,000	105,667
4.70% 9/1/45	100,000	111,274
4.95% 9/15/41	100,000	112,299
5.05% 3/1/41	100,000	115,332
5.15% 9/1/43	150,000	174,009
5.75% 5/1/40	200,000	246,443
6.15% 5/1/37	100,000	127,964
Canadian National Railway
2.40% 2/3/20	60,000	59,786
2.75% 3/1/26	50,000	47,661
2.95% 11/21/24	100,000	98,730
3.20% 8/2/46	100,000	90,521
3.65% 2/3/48	100,000	97,182
6.20% 6/1/36	100,000	129,942
6.25% 8/1/34	100,000	130,753
Canadian Pacific Railway
2.90% 2/1/25	150,000	144,415
4.45% 3/15/23	100,000	104,917
4.80% 9/15/35	65,000	71,966
4.80% 8/1/45	100,000	113,276
6.125% 9/15/2115	65,000	81,590
7.125% 10/15/31	150,000	196,055
7.25% 5/15/19	65,000	68,159
CSX
3.25% 6/1/27	100,000	95,771
3.35% 11/1/25	250,000	244,802
3.70% 10/30/20	275,000	279,905
3.70% 11/1/23	94,000	95,521
3.80% 3/1/28	100,000	99,711
3.80% 11/1/46	150,000	138,615
3.95% 5/1/50	90,000	83,435
4.10% 3/15/44	100,000	97,323
4.25% 11/1/66	100,000	91,207
4.30% 3/1/48	100,000	100,202
4.40% 3/1/43	200,000	202,022
4.65% 3/1/68	100,000	97,475
5.50% 4/15/41	200,000	232,202
6.15% 5/1/37	120,000	149,433
6.22% 4/30/40	100,000	125,344
FedEx
2.625% 8/1/22	55,000	53,770
3.20% 2/1/25	200,000	195,569
3.25% 4/1/26	150,000	146,008
3.30% 3/15/27	100,000	97,202
3.40% 2/15/28	100,000	97,240
3.875% 8/1/42	100,000	94,088

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Transportation (continued)
FedEx (continued)
4.00% 1/15/24	120,000	$124,165
4.05% 2/15/48	100,000	94,286
4.10% 4/15/43	100,000	95,638
4.10% 2/1/45	200,000	190,065
4.40% 1/15/47	100,000	99,141
4.55% 4/1/46	150,000	151,902
4.75% 11/15/45	350,000	367,018
4.90% 1/15/34	60,000	64,920
Kansas City Southern
4.30% 5/15/43	100,000	98,492
4.95% 8/15/45	100,000	107,794
Kirby 4.20% 3/1/28	100,000	100,235
Norfolk Southern
2.90% 6/15/26	165,000	157,320
2.903% 2/15/23	121,000	118,944
3.00% 4/1/22	118,000	117,259
3.15% 6/1/27	50,000	47,702
3.25% 12/1/21	100,000	100,702
3.85% 1/15/24	150,000	153,810
3.942% 11/1/47	80,000	77,339
4.05% 8/15/52	132,000	127,962
4.15% 2/28/48	100,000	99,511
4.45% 6/15/45	100,000	104,156
4.65% 1/15/46	100,000	107,100
4.837% 10/1/41	111,000	121,259
5.90% 6/15/19	100,000	103,657
Ryder System
2.25% 9/1/21	120,000	115,988
2.45% 9/3/19	250,000	248,252
2.80% 3/1/22	60,000	58,832
2.875% 9/1/20	50,000	49,715
3.40% 3/1/23	100,000	99,809
3.45% 11/15/21	25,000	25,112
Union Pacific
2.75% 3/1/26	250,000	238,490
3.25% 1/15/25	495,000	491,738
3.25% 8/15/25	50,000	49,413
3.35% 8/15/46	150,000	135,446
3.375% 2/1/35	200,000	188,792
3.60% 9/15/37	40,000	38,593
3.646% 2/15/24	185,000	188,994
3.799% 10/1/51	332,000	317,426
3.875% 2/1/55	94,000	89,317
4.00% 2/1/21	65,000	66,888
4.00% 4/15/47	100,000	101,060
4.05% 11/15/45	50,000	50,579
4.10% 9/15/67	65,000	62,367
4.163% 7/15/22	190,000	198,544
4.375% 11/15/65	30,000	30,454
United Parcel Service
2.35% 5/16/22	250,000	244,074

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service (continued) 2.40% 11/15/26	150,000	$138,020
2.45% 10/1/22	125,000	121,851
3.125% 1/15/21	350,000	352,864
3.40% 11/15/46	150,000	135,462
3.625% 10/1/42	75,000	70,863
3.75% 11/15/47	150,000	143,784
4.875% 11/15/40	55,000	61,944
5.125% 4/1/19	200,000	205,504
6.20% 1/15/38	255,000	330,361

		14,843,967

Trucking & Leasing–0.01%
GATX
2.60% 3/30/20	100,000	99,137
3.25% 9/15/26	50,000	47,089
3.85% 3/30/27	50,000	49,183
5.20% 3/15/44	50,000	54,159

		249,568

Water–0.03%
American Water Capital
2.95% 9/1/27	180,000	171,116
3.75% 9/1/47	250,000	239,756
3.85% 3/1/24	250,000	257,373
4.00% 12/1/46	50,000	50,384
4.30% 12/1/42	100,000	107,721

		826,350

Total Corporate Bonds (Cost $797,930,528)		805,847,973

MUNICIPAL BONDS–0.63%
American Municipal Power, Ohio Taxable Build America Bonds
Series B 6.449% 2/15/44	50,000	68,197
Series B 7.834% 2/15/41	55,000	84,675
Series B 8.084% 2/15/50	800,000	1,352,616
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	281,826
Series S1 6.918% 4/1/40	100,000	139,649
Series S1 7.043% 4/1/50	100,000	149,661
California State Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	96,979
California State Taxable Build America Bonds
7.30% 10/1/39	1,100,000	1,607,958
7.60% 11/1/40	80,000	124,079
7.625% 3/1/40	85,000	129,758
7.95% 3/1/36	100,000	109,537
California State University Systemwide- Taxable Series B 3.899% 11/1/47	50,000	50,997

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
California State Various Purposes Taxable Build America Bonds
6.20% 10/1/19	100,000	$105,520
7.50% 4/1/34	325,000	469,765
7.55% 4/1/39	600,000	915,900
Central Puget Sound Regional Transit Authority, Washington Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	61,994
Chicago, Illinios Taxable Build America Bonds
Series B 7.375% 1/1/33	100,000	111,032
Series B 7.75% 1/1/42	100,000	109,000
Chicago, Illinois Transit Authority Sales & Transfer Tax Receipts Revenue
(Taxable Pension Funding) Series A 6.899% 12/1/40	100,000	132,224
(Taxable Retiree Health) Series B 6.899% 12/1/40	40,000	52,890
City of Houston, Texas Pension Obiligation Bonds Taxable Series 2017 3.961% 3/1/47	100,000	102,127
Clark County, Nevada Airport Revenue Taxable Build America Bonds
Series B 6.881% 7/1/42	50,000	52,921
Series C 6.82% 7/1/45	75,000	111,428
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds
4.91% 5/1/29	100,000	113,545
Series E 4.20% 12/1/21	100,000	104,254
Series E 5.456% 12/1/39	100,000	123,548
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	118,445
Series D 5.09% 10/1/30	200,000	216,810
Dallas Area, Texas Rapid Transit Sales Tax Revenue Taxable Build America Bonds 5.999% 12/1/44	200,000	267,676
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF-GTD)	100,000	109,702
East Bay, California Municipal Utility District Water System Revenue Taxable Build America Bonds Surbordinate Series 5.874% 6/1/40	100,000	130,338
Greater Chicago, Illinois Metropolitan Water Reclaimation District (Direct Payment) Taxable Build America Bonds 5.72% 12/1/38	150,000	189,882
Illinois State Taxable Pension
4.95% 6/1/23	100,000	103,432
5.10% 6/1/33	800,000	751,136
Kansas Development Finance Authority Series H 4.927% 4/15/45	100,000	110,361

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Los Angeles, California Community College District Taxable Build America Bonds 6.75% 8/1/49	100,000	$148,599
Los Angeles, California County Public Works Financing Authority 7.618% 8/1/40	100,000	150,239
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	422,207
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Taxable Build America Bonds
Series B 4.053% 7/1/26	10,000	10,387
Series B 6.731% 7/1/43	50,000	68,269
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	123,988
6.668% 11/15/39	130,000	176,470
Series E 6.814% 11/15/40	500,000	685,255
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	118,452
Missouri State Health & Educational Facilities Authority Taxable (Washington Univesity) Series A 3.652% 8/15/57	150,000	145,643
Municipal Electric Authority, Georgia Taxable Build America Bonds (Plant Vogtle Units 3 & 4 Project)
6.637% 4/1/57	150,000	186,839
6.655% 4/1/57	125,000	154,299
7.055% 4/1/57	100,000	120,245
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL)	225,000	278,613
^Series B 7.625% 2/15/22 (AGM)	200,000	175,748
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
Series B 6.561% 12/15/40	100,000	127,494
Series C 5.754% 12/15/28	100,000	112,162
Series C 6.104% 12/15/28	200,000	209,184
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	502,229
Series F 7.414% 1/1/40	90,000	132,885
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	84,975
5.75% 6/15/41	100,000	131,120
5.952% 6/15/42	100,000	133,654
6.011% 6/15/42	35,000	46,982
New York City, New York Taxable Build America Bonds
5.517% 10/1/37	85,000	104,929

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York City, New York Taxable Build America Bonds (continued)
Series A2 5.206% 10/1/31	100,000	$115,693
Series F-1 6.271% 12/1/37	100,000	133,972
New York City, New York Transitional Finance Authority Taxable Build America Bonds (Future Tax Secured Revenue)
5.508% 8/1/37	200,000	248,742
5.572% 11/1/38	65,000	80,744
New York State Dormitory Authority Taxable Build America Bonds 5.60% 3/15/40	100,000	123,642
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	59,915
Ohio State University Taxable Build America Bonds
Series A 3.798% 12/1/46	100,000	100,620
Series C 4.91% 6/1/40	100,000	117,518
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL)	250,000	284,235
Oregon State Department of Transportation Highway User Tax Revenue (Direct Payment) Taxable Build America Bonds Series A Sub-Lien 5.834% 11/15/34	75,000	93,733
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidy) Series A 5.00% 9/15/27	100,000	108,979
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds Series B 5.511% 12/1/45	150,000	189,745
Port Authority of New York & New Jersey Consolidated
Series 165th 5.647% 11/1/40	250,000	318,685
Series 168th 4.926% 10/1/51	350,000	410,228
Series 174th 4.458% 10/1/62	250,000	274,643
Series 181st 4.96% 8/1/46	155,000	185,609
Series 192nd 4.81% 10/15/65	250,000	295,670
Rutgers State University of New Jersey Taxable Build America Bonds 5.665% 5/1/40	155,000	186,349
Sales Tax Securitization Bonds, Illinois Series 2018B 3.82% 1/1/48	100,000	98,754
Salt River Project, Arizona Agricultural Improvement & Power District Electric Taxable Build America Bonds 4.839% 1/1/41	60,000	69,860

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
San Antonio, Texas Electric & Gas Systems Revenue Taxable Build America Bonds
4.427% 2/1/42	250,000	$271,980
5.985% 2/1/39	50,000	65,231
San Diego County, California Regional Transportation Commission Taxable Build America Bond 5.911% 4/1/48	100,000	132,240
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	137,096
South Carolina State Public Service Authority Taxable Obligations Series D 2.388% 12/1/23	150,000	141,837
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	128,480
Texas State Transportation Commission State Highway Fund RevenueTaxable Build America (1st Tier-Direct Payment) Series B 5.178% 4/1/30	200,000	234,480
University of California General Taxable
Series AD 4.858% 5/15/2112	250,000	272,273
Series AQ 4.767% 5/15/2115	250,000	264,940
Series AX 3.063% 7/1/25	100,000	99,521
University of California Regents Medical Center Pooled Revenue Build America Bonds Series H 6.548% 5/15/48	100,000	137,700
University of Texas Board of Regents System Permanent Fund Taxable Build America Bonds Series 2017A 3.376% 7/1/47	40,000	38,196
University of Texas University Revenues Taxable Financing System
Series C 4.794% 8/15/46	90,000	103,975
Series A 3.354% 8/15/47	100,000	95,712
University of Virginia Taxable Series C 4.179% 9/1/2117	50,000	50,288
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	102,374
Series D 4.554% 7/1/24	60,000	63,767

Total Municipal Bonds (Cost $16,211,329)		19,148,155

NON-AGENCY ASSET-BACKED SECURITIES–0.55%
Ally Auto Receivables Trust Series 2018-1 A3 2.35% 6/15/22	250,000	248,447
Ally Master Owner Trust Series 2018-1 A2 2.70% 1/17/23	150,000	149,018
American Express Credit Account Master Trust Series 2017-1 A 1.93% 9/15/22	1,000,000	986,393

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust Series 2017-4 A3 2.04% 7/18/22	665,000	$657,032
BA Credit Card Trust Series 2017-A1 A1 1.95% 8/15/22	350,000	345,101
BMW Vehicle Lease Trust Series 2017-1 A3 1.98% 5/20/20	750,000	745,206
Capital One Multi-Asset Execution Trust Series 2015-A2 A2 2.08% 3/15/23	1,600,000	1,579,192
CarMax Auto Owner Trust
Series 2017-4 A3 2.11% 10/17/22	550,000	542,486
Series 2017-4 C 2.70% 10/16/23	125,000	123,016
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,099,907
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	961,855
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	996,081
Series 2017-A3 A3 1.92% 4/7/22	500,000	492,403
Discover Card Execution Note Trust
Series 2014-A4 A4 2.12% 12/15/21	1,000,000	994,650
Series 2017-A6 A6 1.88% 2/15/23	250,000	245,289
Ford Credit Auto Owner Trust Series 2017-A A3 1.67% 6/15/21	700,000	692,437
Ford Credit Floorplan Master Owner Trust
Series 2017-2 A1 2.16% 9/15/22	250,000	246,440
Series 2017-3 A 2.48% 9/15/24	550,000	540,158
Honda Auto Receivables Owner Trust Series 2016-1 A4 1.38% 4/18/22	1,285,000	1,269,574
Mercedes-Benz Auto Lease Trust Series 2018-A A3 2.41% 2/16/21	150,000	149,404
Nissan Auto Receivables Owner Trust Series 2018-A A3 2.65% 5/16/22	265,000	264,673
Santander Drive Auto Receivables Trust
Series 2014-3 D 2.65% 8/17/20	860,000	860,366
Series 2016-3 C 2.46% 3/15/22	1,000,000	993,719
Synchrony Credit Card Master Note Trust Series 2016-2 A 2.21% 5/15/24	600,000	587,129
Toyota Auto Receivables Owner Trust Series 2017-B A3 1.76% 7/15/21	700,000	691,200
World Omni Auto Receivables Trust Series 2018-A A3 2.50% 4/17/23	300,000	298,350

Total Non-Agency Asset-Backed Securities (Cost $16,898,389)		16,759,526

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.17%
BANK
Series 2017-BNK7 A2 3.061% 9/15/60	500,000	498,422
Series 2017-BNK7 A4 3.175% 9/15/60	500,000	486,920
BENCHMARK Mortgage Trust Series 2018-B2 A5 3.882% 2/15/51	195,000	200,049
CD Mortgage Trust
Series 2017-CD3 A4 3.631% 2/10/50	400,000	403,168

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust (continued)
Series 2017-CD6 A5 3.456% 11/13/50	380,000	$376,575
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.024% 9/10/45	1,250,000	1,245,329
Series 2013-GC11 AS 3.422% 4/10/46	770,000	762,132
Series 2013-GC15 A3 4.095% 9/10/46	800,000	831,611
•Series 2015-GC33 B 4.57% 9/10/58	500,000	518,132
COMM Mortgage Trust
Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	994,999
Series 2014-CR17 A5 3.977% 5/10/47	1,365,000	1,412,770
Series 2014-UBS3 A4 3.819% 6/10/47	1,500,000	1,543,292
Series 2015-CR26 A3 3.359% 10/10/48	1,000,000	991,940
Series 2015-LC21 A4 3.708% 7/10/48	1,000,000	1,014,729
◆Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.955% 2/10/47	545,000	563,401
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4 3.718% 8/15/48	1,000,000	1,012,450
Series 2017-CX10 A5 3.458% 11/15/50	500,000	493,740
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,473,833
Series 2015-GC28 A5 3.396% 2/10/48	1,500,000	1,496,046
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.409% 8/15/46	1,475,000	1,531,846
Series 2016-C1 A5 3.576% 3/15/49	2,000,000	2,011,865
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10 ASB 2.702% 12/15/47	940,386	933,210
Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,121,997
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.102% 5/15/46	725,000	718,662
Series 2014-C17 A2 3.119% 8/15/47	1,000,000	1,004,827
Series 2015-C24 A4 3.732% 5/15/48	1,250,000	1,269,851
Series 2015-C25 ASB 3.383% 10/15/48	800,000	804,002
Morgan Stanley Capital I Series 2017-HR2 A4 3.587% 12/15/50	500,000	500,079
Morgan Stanley Capital I Trust Series 2015-MS1 A3 3.51% 5/15/48	500,000	501,705
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.563% 10/15/50	580,000	578,704
Series 2017-C7 A4 3.679% 12/15/50	350,000	351,554
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,014,517
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.291% 7/15/46	400,000	408,420
Series 2015-C30 A3 3.411% 9/15/58	500,000	497,789
Series 2015-C30 A4 3.664% 9/15/58	1,000,000	1,009,669
Series 2015-LC20 A2 2.678% 4/15/50	600,000	596,764
Series 2015-P2 A4 3.809% 12/15/48	665,000	681,057
Series 2016-C34 A2 2.603% 6/15/49	600,000	591,948
Series 2017-C41 A4 3.472% 11/15/50	350,000	347,418

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	934,711	$921,358
•Series 2013-C15 C 4.481% 8/15/46	1,000,000	1,004,914
Series 2014-C22 A5 3.752% 9/15/57	1,000,000	1,018,678

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $36,593,645)		35,740,372

ΔREGIONAL BONDS–0.25%
Canada–0.25%
Province of Alberta Canada
2.20% 7/26/22	500,000	485,485
3.30% 3/15/28	400,000	403,691
Province of British Columbia Canada
2.00% 10/23/22	150,000	144,721
6.50% 1/15/26	100,000	122,788
7.25% 9/1/36	100,000	153,466
Province of Manitoba Canada 2.10% 9/6/22	63,000	60,857
Province of Ontario Canada
1.65% 9/27/19	100,000	98,832
1.875% 5/21/20	500,000	492,191
2.20% 10/3/22	500,000	483,447
2.40% 2/8/22	750,000	735,822
2.45% 6/29/22	150,000	146,976
2.55% 2/12/21	1,050,000	1,044,604
4.00% 10/7/19	200,000	204,543
4.40% 4/14/20	400,000	414,413
Province of Quebec Canada
2.50% 4/20/26	1,000,000	955,763
2.625% 2/13/23	350,000	345,246
2.75% 4/12/27	300,000	290,402
3.50% 7/29/20	300,000	305,877
7.50% 7/15/23	200,000	242,431
7.50% 9/15/29	175,000	241,805
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	121,456

		7,494,816

Japan–0.00%
Japan Finance Organization for Municipalities 4.00% 1/13/21	100,000	102,899

		102,899

Total Regional Bonds (Cost $7,607,465)		7,597,715

ΔSOVEREIGN BONDS–1.38%
Canada–0.07%
Canada Government International Bond 2.00% 11/15/22	290,000	281,718
Export Development Canada 1.50% 5/26/21	200,000	193,270

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada (continued)
Export Development Canada (continued)
1.75% 7/21/20	1,000,000	$983,843
2.50% 1/24/23	800,000	791,148

		2,249,979

Chile–0.04%
Chile Government International Bonds
2.25% 10/30/22	100,000	96,050
3.125% 1/21/26	826,000	810,306
3.24% 2/6/28	350,000	344,050

		1,250,406

Colombia–0.10%
Colombia Government International Bonds
2.625% 3/15/23	700,000	670,513
3.875% 4/25/27	350,000	345,887
4.00% 2/26/24	250,000	252,313
5.00% 6/15/45	500,000	508,125
6.125% 1/18/41	200,000	231,000
7.375% 9/18/37	500,000	642,500
8.125% 5/21/24	250,000	306,563

		2,956,901

Hungary–0.10%
Hungary Government International Bonds
5.375% 3/25/24	700,000	763,850
6.375% 3/29/21	1,150,000	1,253,615
7.625% 3/29/41	700,000	1,012,425

		3,029,890

Iraq–0.02%
Iraq Government AID Bond 2.149% 1/18/22	695,000	684,548

		684,548

Israel–0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	229,544
Israel Government International Bonds
2.875% 3/16/26	200,000	192,794
3.15% 6/30/23	200,000	199,885
3.25% 1/17/28	200,000	195,063
4.00% 6/30/22	150,000	155,404
4.50% 1/30/43	200,000	205,421

		1,178,111

Italy–0.04%
Republic of Italy Government International Bonds
5.375% 6/15/33	800,000	934,834
6.875% 9/27/23	350,000	409,675

		1,344,509

	Principal	Value
	Amount°	(U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan–0.14%
Japan Bank for International Cooperation
1.75% 5/29/19	200,000	$198,228
1.875% 4/20/21	300,000	291,904
2.00% 11/4/21	200,000	193,850
2.125% 6/1/20	200,000	197,476
2.125% 7/21/20	200,000	197,259
2.125% 11/16/20	200,000	196,646
2.25% 11/4/26	200,000	187,154
2.375% 7/21/22	300,000	293,217
2.375% 11/16/22	200,000	194,600
2.375% 4/20/26	300,000	284,487
2.50% 6/1/22	200,000	196,358
2.50% 5/28/25	700,000	675,209
2.75% 11/16/27	200,000	193,425
2.875% 6/1/27	350,000	343,032
2.875% 7/21/27	200,000	195,990
3.375% 7/31/23	200,000	203,156
Japan International Cooperation
Agency 2.125% 10/20/26	200,000	184,429

		4,226,420

Mexico–0.24%
Mexico Government International Bonds
3.50% 1/21/21	420,000	425,250
3.60% 1/30/25	1,400,000	1,384,600
3.625% 3/15/22	868,000	884,006
3.75% 1/11/28	200,000	193,650
4.00% 10/2/23	550,000	564,231
4.125% 1/21/26	285,000	289,346
4.15% 3/28/27	370,000	374,533
4.35% 1/15/47	200,000	183,276
4.60% 2/10/48	200,000	190,000
4.75% 3/8/44	1,000,000	975,000
5.75% 10/12/2110	800,000	816,000
6.05% 1/11/40	475,000	537,344
6.75% 9/27/34	500,000	624,340

		7,441,576

Panama–0.06%
Panama Government International Bonds
3.875% 3/17/28	300,000	303,000
5.20% 1/30/20	800,000	835,600
6.70% 1/26/36	200,000	253,500
7.125% 1/29/26	100,000	123,750
8.875% 9/30/27	100,000	138,750
9.375% 4/1/29	100,000	146,250

		1,800,850

Peru–0.05%
Peruvian Government International Bonds
4.125% 8/25/27	350,000	366,800
5.625% 11/18/50	100,000	120,500
6.55% 3/14/37	500,000	642,500

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Peru (continued)
Peruvian Government International Bonds (continued)
7.35% 7/21/25	100,000	$124,250
8.75% 11/21/33	200,000	299,800

		1,553,850

Philippines–0.14%
Philippine Government International Bonds
3.00% 2/1/28	200,000	190,895
3.70% 2/2/42	200,000	192,990
3.95% 1/20/40	500,000	501,585
5.00% 1/13/37	500,000	566,555
7.75% 1/14/31	1,000,000	1,372,598
8.375% 6/17/19	1,000,000	1,068,660
9.50% 2/2/30	300,000	457,607

		4,350,890

Poland–0.08%
Republic of Poland Government International Bonds
3.00% 3/17/23	250,000	247,957
3.25% 4/6/26	400,000	397,348
5.00% 3/23/22	500,000	535,352
5.125% 4/21/21	700,000	744,590
6.375% 7/15/19	380,000	398,106

		2,323,353

Republic of Korea–0.12%
Export-Import Bank of Korea
1.75% 5/26/19	300,000	296,309
2.125% 1/25/20	200,000	196,491
2.375% 8/12/19	800,000	794,506
2.625% 5/26/26	300,000	277,762
2.75% 1/25/22	200,000	195,555
2.875% 1/21/25	500,000	475,675
3.25% 11/10/25	200,000	193,951
4.00% 1/29/21	100,000	102,116
5.00% 4/11/22	250,000	264,833
5.125% 6/29/20	100,000	104,275
Korea International Bonds
2.75% 1/19/27	500,000	476,273
3.875% 9/11/23	200,000	207,090
7.125% 4/16/19	200,000	209,420

		3,794,256

Sweden–0.05%
Svensk Exportkredit
1.25% 4/12/19	600,000	593,430
1.875% 6/23/20	400,000	393,967
2.875% 3/14/23	500,000	500,677

		1,488,074

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Ukraine–0.03%
Ukraine Government AID Bond
1.847% 5/29/20	753,000	$747,654

		747,654

Uruguay–0.06%
Uruguay Government International Bonds
4.375% 10/27/27	300,000	309,727
5.10% 6/18/50	1,000,000	1,027,500
7.625% 3/21/36	250,000	341,425
8.00% 11/18/22	200,000	232,510

		1,911,162

Total Sovereign Bonds (Cost $42,172,727)		42,332,429

SUPRANATIONAL BANKS–1.65%
African Development Bank
1.00% 5/15/19	400,000	394,353
1.125% 9/20/19	400,000	392,985
1.875% 3/16/20	500,000	494,560
2.125% 11/16/22	350,000	340,379
Asian Development Bank
1.00% 8/16/19	100,000	98,245
1.375% 3/23/20	200,000	195,955
1.625% 3/16/21	400,000	389,143
1.75% 1/10/20	1,000,000	989,076
1.75% 8/14/26	100,000	91,582
1.875% 4/12/19	300,000	298,829
1.875% 2/18/22	600,000	582,228
2.00% 4/24/26	600,000	562,593
2.375% 8/10/27	250,000	239,179
2.50% 11/2/27	2,000,000	1,932,700
2.625% 1/12/27	1,000,000	978,742
2.75% 3/17/23	725,000	724,443
Corp Andina de Fomento
2.00% 5/10/19	300,000	298,126
2.20% 7/18/20	300,000	296,511
4.375% 6/15/22	250,000	262,700
8.125% 6/4/19	140,000	148,939
Council of Europe Development Bank
1.75% 11/14/19	400,000	395,942
1.875% 1/27/20	450,000	445,659
2.625% 2/13/23	90,000	89,401
European Bank for Reconstruction & Development
0.875% 7/22/19	100,000	98,157
1.50% 3/16/20	250,000	245,651
1.875% 2/23/22	400,000	387,946
2.00% 2/1/21	1,000,000	984,303
2.75% 3/7/23	700,000	700,377
European Investment Bank
1.125% 8/15/19	200,000	196,830
1.25% 5/15/19	500,000	494,422
1.25% 12/16/19	1,000,000	981,126

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
1.625% 3/16/20	1,500,000	$1,476,737
1.625% 6/15/21	600,000	581,507
1.75% 6/17/19	1,500,000	1,490,460
2.00% 3/15/21	800,000	786,303
2.25% 8/15/22	1,000,000	980,509
2.375% 5/13/21	500,000	496,332
2.375% 6/15/22	1,000,000	986,227
2.50% 4/15/21	1,500,000	1,494,784
2.50% 3/15/23	955,000	942,549
2.875% 9/15/20	350,000	352,753
3.25% 1/29/24	1,400,000	1,432,188
4.00% 2/16/21	400,000	415,533
4.875% 2/15/36	700,000	876,000
FMS Wertmanagement
1.375% 6/8/21	500,000	480,931
2.00% 8/1/22	800,000	776,884
2.75% 3/6/23	250,000	249,482
Inter-American Development Bank
1.00% 5/13/19	300,000	295,929
1.25% 9/14/21	700,000	670,003
1.375% 7/15/20	1,250,000	1,222,016
1.625% 5/12/20	600,000	591,392
1.875% 3/15/21	500,000	490,767
2.00% 6/2/26	250,000	234,381
2.125% 11/9/20	400,000	396,794
2.50% 1/18/23	2,500,000	2,478,307
3.00% 10/4/23	500,000	506,199
3.00% 2/21/24	400,000	403,607
3.20% 8/7/42	100,000	99,880
3.875% 2/14/20	200,000	205,486
3.875% 10/28/41	100,000	111,004
4.375% 1/24/44	56,000	66,177
International Bank for Reconstruction & Development
0.875% 8/15/19	1,000,000	981,088
1.125% 11/27/19	1,000,000	980,451
1.25% 7/26/19	500,000	493,333
1.375% 3/30/20	500,000	490,161
1.375% 5/24/21	300,000	289,060
1.375% 9/20/21	300,000	287,650
1.625% 3/9/21	1,000,000	973,992
1.625% 2/10/22	600,000	576,729
1.875% 10/7/19	700,000	695,463
1.875% 4/21/20	1,000,000	989,386
2.125% 11/1/20	1,000,000	990,226
2.125% 12/13/21	500,000	490,821
2.125% 2/13/23	100,000	97,423
2.50% 11/25/24	900,000	882,485
2.50% 7/29/25	1,200,000	1,174,409
2.50% 11/22/27	350,000	338,652
4.75% 2/15/35	50,000	61,114
7.625% 1/19/23	100,000	121,787

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Finance
1.125% 7/20/21	200,000	$190,736
1.625% 7/16/20	700,000	686,647
1.75% 9/16/19	400,000	396,761
1.75% 3/30/20	500,000	493,429
2.25% 1/25/21	300,000	297,673
Nordic Investment Bank
1.625% 11/20/20	200,000	195,313
2.25% 2/1/21	200,000	198,251
2.25% 9/30/21	200,000	197,367
2.50% 4/28/20	400,000	399,505

Total Supranational Banks (Cost $50,926,054)		50,292,115

U.S. TREASURY OBLIGATIONS–37.07%
U.S. Treasury Bonds
2.25% 8/15/46	8,000,000	6,891,254
2.50% 2/15/45	12,900,000	11,781,832
2.50% 2/15/46	6,350,000	5,780,733
2.50% 5/15/46	7,200,000	6,547,784
2.75% 8/15/42	2,600,000	2,512,808
2.75% 11/15/42	3,500,000	3,379,209
2.75% 8/15/47	4,200,000	4,014,937
2.75% 11/15/47	7,500,000	7,171,289
2.875% 5/15/43	13,500,000	13,310,419
2.875% 8/15/45	1,200,000	1,178,719
3.00% 5/15/42	2,850,000	2,882,230
3.00% 11/15/45	8,100,000	8,147,461
3.00% 2/15/47	9,700,000	9,753,805
3.00% 5/15/47	5,700,000	5,729,057
3.00% 2/15/48	4,000,000	4,023,438
3.125% 11/15/41	4,000,000	4,133,672
3.125% 2/15/42	3,050,000	3,152,163
3.125% 2/15/43	9,000,000	9,279,668
3.125% 8/15/44	21,000,000	21,630,000
3.50% 2/15/39	2,650,000	2,912,516
3.625% 8/15/43	5,000,000	5,598,633
3.625% 2/15/44	3,000,000	3,362,227
3.75% 8/15/41	3,850,000	4,388,474
3.875% 8/15/40	3,750,000	4,345,093
4.25% 11/15/40	4,000,000	4,884,766
4.375% 5/15/40	2,500,000	3,100,000
4.375% 5/15/41	2,750,000	3,423,481
4.50% 8/15/39	3,350,000	4,214,522
4.625% 2/15/40	4,100,000	5,247,680
4.75% 2/15/41	3,750,000	4,897,852
5.00% 5/15/37	1,000,000	1,318,418
5.25% 11/15/28	500,000	614,482
5.375% 2/15/31	500,000	640,410
5.50% 8/15/28	500,000	623,809
6.125% 8/15/29	300,000	398,244
U.S. Treasury Notes
0.75% 8/15/19	14,000,000	13,726,289

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.875% 7/31/19	6,000,000	$5,897,695
1.00% 11/30/19	28,500,000	27,923,320
1.125% 4/30/20	17,000,000	16,594,922
1.125% 6/30/21	7,000,000	6,716,035
1.125% 8/31/21	12,000,000	11,479,219
1.25% 6/30/19	3,000,000	2,965,664
1.25% 8/31/19	27,000,000	26,638,770
1.25% 3/31/21	10,000,000	9,670,117
1.375% 7/31/19	23,000,000	22,752,032
1.375% 9/30/19	17,000,000	16,783,848
1.375% 1/15/20	4,000,000	3,938,047
1.375% 1/31/20	23,000,000	22,642,421
1.375% 2/29/20	10,000,000	9,831,836
1.375% 3/31/20	18,000,000	17,677,969
1.375% 8/31/20	15,000,000	14,658,691
1.375% 1/31/21	14,000,000	13,613,086
1.375% 6/30/23	9,400,000	8,844,262
1.50% 5/31/20	7,000,000	6,879,004
1.50% 8/15/20	7,000,000	6,866,563
1.50% 2/28/23	12,000,000	11,413,594
1.50% 3/31/23	4,500,000	4,275,703
1.50% 8/15/26	11,000,000	9,985,083
1.625% 6/30/19	16,000,000	15,892,501
1.625% 8/31/19	11,000,000	10,909,980
1.625% 3/15/20	1,500,000	1,481,016
1.625% 11/30/20	11,000,000	10,789,453
1.625% 8/31/22	9,000,000	8,660,567
1.625% 11/15/22	16,750,000	16,082,945
1.625% 5/31/23	16,000,000	15,261,875
1.625% 10/31/23	18,000,000	17,087,344
1.625% 2/15/26	11,000,000	10,150,078
1.625% 5/15/26	6,500,000	5,979,873
1.75% 11/30/19	9,000,000	8,926,875
1.75% 11/15/20	11,500,000	11,322,110
1.75% 12/31/20	8,000,000	7,868,282
1.75% 5/15/22	9,000,000	8,735,977
1.75% 5/15/23	25,000,000	24,010,743
1.875% 12/15/20	8,000,000	7,898,438
1.875% 2/28/22	4,000,000	3,907,109
1.875% 3/31/22	15,000,000	14,642,579
2.00% 1/31/20	6,000,000	5,971,992
2.00% 9/30/20	14,000,000	13,881,875
2.00% 8/31/21	5,000,000	4,925,683
2.00% 11/15/21	4,700,000	4,625,094
2.00% 2/15/22	8,000,000	7,859,375
2.00% 2/15/23	14,150,000	13,790,446
2.00% 4/30/24	8,000,000	7,709,062
2.00% 5/31/24	10,000,000	9,629,102
2.00% 2/15/25	11,000,000	10,527,129
2.00% 11/15/26	5,000,000	4,716,504
2.125% 8/31/20	19,000,000	18,902,032
2.125% 8/15/21	7,500,000	7,419,580

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.125% 12/31/22	3,000,000	$2,942,637
2.125% 11/30/23	22,000,000	21,433,243
2.125% 2/29/24	12,000,000	11,665,547
2.125% 9/30/24	7,000,000	6,774,277
2.125% 11/30/24	9,000,000	8,697,832
2.25% 2/29/20	3,000,000	2,998,887
2.25% 2/15/21	15,000,000	14,944,337
2.25% 3/31/21	7,700,000	7,667,666
2.25% 4/30/21	10,000,000	9,954,688
2.25% 12/31/24	10,000,000	9,735,352
2.25% 11/15/25	15,000,000	14,521,583
2.25% 2/15/27	16,000,000	15,380,626
2.25% 8/15/27	15,000,000	14,384,766
2.25% 11/15/27	11,500,000	11,017,539
2.375% 3/15/21	20,000,000	19,993,359
2.375% 8/15/24	35,000,000	34,414,159
2.375% 5/15/27	9,500,000	9,218,525
2.50% 8/15/23	18,250,000	18,167,661
2.625% 8/15/20	6,000,000	6,038,672
2.625% 11/15/20	6,500,000	6,541,387
2.625% 3/31/25	10,000,000	9,961,328
2.75% 11/15/23	5,000,000	5,036,621
2.75% 2/15/24	26,000,000	26,171,132
2.75% 2/28/25	5,000,000	5,021,485
2.75% 2/15/28	4,000,000	4,002,578
3.125% 5/15/21	3,500,000	3,573,486
3.375% 11/15/19	6,500,000	6,617,177
3.50% 5/15/20	4,000,000	4,097,031
3.625% 8/15/19	5,500,000	5,603,447
3.625% 2/15/20	6,000,000	6,148,360
3.625% 2/15/21	9,000,000	9,309,727
6.00% 2/15/26	750,000	925,737
6.125% 11/15/27	800,000	1,028,969
6.25% 8/15/23	1,600,000	1,894,156
6.625% 2/15/27	750,000	982,236
6.75% 8/15/26	500,000	651,934
6.875% 8/15/25	1,000,000	1,280,605
7.125% 2/15/23	1,000,000	1,209,258
7.25% 8/15/22	500,000	598,379
7.50% 11/15/24	500,000	647,344
7.625% 11/15/22	500,000	611,367
7.625% 2/15/25	500,000	655,664
7.875% 2/15/21	750,000	865,034
8.00% 11/15/21	1,700,000	2,025,523
8.125% 8/15/19	750,000	810,220
8.125% 5/15/21	500,000	585,781
8.125% 8/15/21	700,000	828,789
8.50% 2/15/20	150,000	167,379

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
8.75% 5/15/20	900,000	$1,022,010
8.75% 8/15/20	800,000	918,391

Total U.S. Treasury Obligations (Cost $1,142,638,022)		1,132,354,765

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.95%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	59,716,111	$59,716,111

Total Money Market Fund (Cost $59,716,111)		59,716,111

TOTAL VALUE OF SECURITIES–101.28% (Cost $3,108,987,924)	3,093,812,294
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.28%)	(39,085,399)

NET ASSETS APPLICABLE TO 276,288,719 SHARES OUTSTANDING–100.00%	$3,054,726,895

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2018.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Considered an affiliated company. See Note 3 in “Notes.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of Abbreviations:

AGM–Insured by Assured Guaranty Municipal Corporation

AID–Agency for International Development

GNMA–Government National Mortgage Association

GS–Goldman Sachs

N.A.–National Association

NATL–Insured by the National Public Finance Guarantee Corporation

PSF-GTD–Permanent School Fund Guaranteed

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

See accompanying notes.

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Agency Commercial Mortgage-Backed Securities	$—	$20,703,449	$20,703,449
Agency Mortgage-Backed Securities	—	856,950,568	856,950,568
Agency Obligations	—	46,369,116	46,369,116
Corporate Bonds	—	805,847,973	805,847,973
Municipal Bonds	—	19,148,155	19,148,155
Non-Agency Asset-Backed Securities	—	16,759,526	16,759,526
Non-Agency Commercial Mortgage-Backed Securities	—	35,740,372	35,740,372
Regional Bonds	—	7,597,715	7,597,715
Sovereign Bonds	—	42,332,429	42,332,429
Supranational Banks	—	50,292,115	50,292,115
U.S. Treasury Obligations	—	1,132,354,765	1,132,354,765
Money Market Fund	59,716,111	—	59,716,111

Total Investments	$59,716,111	$3,034,096,183	$3,093,812,294

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

The Fund has investments in Lincoln National Corporation, the parent company of Lincoln Investment Advisors Corporation. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Interest
Corporate Bonds–0.02%*
Insurance–0.02%*
Lincoln National	$522,618	$—	$—	$—	$(11,229)	$511,389	500,000	$—

*As a percentage of Net Assets.

4. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017–08, Receivables–Nonrefundable Fees and Other Costs (Subtopic 310–20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP SSGA Bond Index Fund–63

LVIP SSGA Developed International 150 Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.80%
Australia–7.76%
Bendigo & Adelaide Bank	38,857	$295,853
Boral	26,904	155,191
Dexus	926,945	6,674,691
Fortescue Metals Group	1,841,929	6,204,862
GPT Group	1,830,122	6,707,421
Mirvac Group	3,910,946	6,499,555
QBE Insurance Group	874,869	6,527,160
Scentre Group	2,236,285	6,599,056
Sonic Healthcare	364,705	6,453,167
South32	2,676,553	6,726,650
Stockland	2,135,903	6,627,504
Telstra	2,659,929	6,438,829
Vicinity Centres	3,568,738	6,633,217
Wesfarmers	204,855	6,564,548

		79,107,704

Belgium–1.31%
Solvay Class A	47,631	6,619,740
UCB	82,001	6,678,026

		13,297,766

Canada–3.33%
Cenovus Energy	813,000	6,922,506
Enbridge	221,200	6,956,979
Metro Class A	212,350	6,774,234
Power Corp of Canada	293,850	6,705,623
Power Financial	264,150	6,614,258

		33,973,600

Finland–1.31%
Nokia	1,186,558	6,552,313
UPM-Kymmene	183,141	6,789,741

		13,342,054

France–9.85%
AXA	251,120	6,675,526
BNP Paribas	90,334	6,699,234
Bouygues	134,592	6,748,205
Carrefour	319,390	6,624,116
Cie de Saint-Gobain	125,266	6,614,675
Credit Agricole	406,485	6,627,743
Engie	403,725	6,741,598
Ingenico Group	83,277	6,759,354
Klepierre	168,760	6,802,244
Peugeot	287,554	6,924,123
Renault	58,079	7,047,760
Sanofi	83,996	6,739,847
SCOR	164,861	6,730,488
SES FDR	443,362	6,001,336
Societe Generale	122,879	6,673,606

		100,409,855

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany–3.99%
Bayer	59,229	$6,677,108
Bayerische Motoren Werke	63,571	6,914,603
Daimler	81,365	6,932,301
Deutsche Lufthansa	209,940	6,711,263
Siemens	52,754	6,731,269
Uniper	219,499	6,689,258

		40,655,802

∎Hong Kong–1.95%
CK Hutchison Holdings	547,514	6,578,529
Hongkong Land Holdings	960,000	6,632,653
Jardine Matheson Holdings	108,200	6,667,967

		19,879,149

Italy–1.95%
Assicurazioni Generali	346,929	6,668,751
Atlantia	213,457	6,614,257
Intesa Sanpaolo	1,812,489	6,599,281

		19,882,289

Japan–37.75%
Alfresa Holdings	311,400	7,031,658
Amada Holdings	554,100	6,735,346
Asahi Glass	168,000	7,040,418
Astellas Pharma	442,500	6,768,476
Bridgestone	157,988	6,950,500
Brother Industries	290,200	6,728,996
Canon	182,544	6,622,387
FUJIFILM Holdings	166,900	6,664,932
Fujitsu	1,126,000	6,842,625
Hitachi	910,631	6,632,678
Honda Motor	199,800	6,916,395
Idemitsu Kosan	180,200	6,894,587
ITOCHU	346,117	6,758,687
Japan Airlines	164,100	6,681,522
Japan Tobacco	244,346	6,980,236
JFE Holdings	328,400	6,624,274
JXTG Holdings	1,098,600	6,697,702
Kajima	728,000	6,844,196
Kansai Electric Power	524,900	6,862,845
Kuraray	410,700	7,120,846
Kyocera	121,400	6,883,150
LIXIL Group	300,900	6,674,771
Marubeni	917,416	6,699,462
Mazda Motor	500,500	6,693,598
Mitsubishi	244,900	6,592,478
Mitsubishi Chemical Holdings	709,200	6,905,105
Mitsubishi Gas Chemical	288,400	6,959,887
Mitsubishi Tanabe Pharma	317,221	6,408,915
Mitsubishi UFJ Financial Group	1,011,800	6,724,036
Mitsui & Co.	385,700	6,637,074
Mitsui Chemicals	215,000	6,826,086
Mizuho Financial Group	3,628,000	6,611,589

LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
NEC	224,500	$6,310,473
Nippon Steel & Sumitomo Metal	305,200	6,700,643
Nissan Motor	627,762	6,479,848
Nomura Holdings	1,140,000	6,647,700
NSK	512,300	6,892,102
Obayashi	611,200	6,732,896
ORIX	379,000	6,792,048
Resona Holdings	1,229,734	6,609,761
Seiko Epson	374,700	6,493,485
Sekisui House	381,155	6,974,296
Seven & i Holdings	158,800	6,801,775
Shimizu	757,200	6,754,790
Sompo Holdings	170,600	6,873,994
Sumitomo	400,700	6,712,740
Sumitomo Chemical	1,180,000	6,846,010
Sumitomo Electric Industries	445,900	6,814,915
Sumitomo Mitsui Financial Group	157,500	6,681,824
Takeda Pharmaceutical	126,400	6,163,423
TDK	74,000	6,592,564
Tohoku Electric Power	500,500	6,808,423
Toppan Printing	814,000	6,691,046
Toyota Industries	114,700	6,934,111
Toyota Motor	105,082	6,823,147
Toyota Tsusho	200,200	6,765,657
West Japan Railway	95,500	6,770,643

		384,683,771

Netherlands–2.66%
ABN AMRO Group CVA	223,720	6,745,911
ING Groep	401,022	6,767,330
Koninklijke Ahold Delhaize	286,292	6,783,954
NN Group	152,071	6,756,512

		27,053,707

Norway–2.01%
†Marine Harvest	377,371	7,627,978
Norsk Hydro	995,072	5,902,457
Orkla	331,413	3,571,635
Yara International	78,915	3,372,046

		20,474,116

Portugal–0.68%
EDP - Energias de Portugal	1,822,055	6,923,094

		6,923,094

Singapore–1.97%
Keppel	1,125,378	6,728,880
Singapore Telecommunications	2,562,900	6,619,202
Wilmar International	2,740,758	6,682,094

		20,030,176

Spain–2.67%
Banco Bilbao Vizcaya Argentaria	852,945	6,754,959

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Enagas	251,003	$6,873,657
Iberdrola	928,413	6,826,986
Repsol	381,424	6,780,057

		27,235,659

Sweden–2.60%
Investor Class B	150,318	6,677,660
Nordea Bank	622,296	6,658,545
Skanska Class B	327,434	6,713,326
SKF Class B	315,138	6,456,254

		26,505,785

Switzerland–2.62%
Adecco Group	93,561	6,664,354
†LafargeHolcim	121,339	6,648,731
Roche Holding	28,987	6,649,535
Swiss Re	66,382	6,775,394

		26,738,014

United Kingdom–14.39%
Aegon	995,419	6,715,911
Anglo American (London Stock Exchange)	281,999	6,569,073
AstraZeneca	98,314	6,758,226
Barratt Developments	890,365	6,625,488
Berkeley Group Holdings	124,485	6,617,565
BHP Billiton (London Stock Exchange)	335,180	6,624,234
British American Tobacco	119,200	6,890,579
BT Group	2,132,003	6,804,951
Centrica	3,470,242	6,923,362
Hammerson	848,044	6,392,764
Imperial Brands	196,900	6,704,347
J Sainsbury	2,054,688	6,892,419
Kingfisher	1,575,469	6,463,047
Legal & General Group	1,838,873	6,662,702
Marks & Spencer Group	1,741,586	6,615,335
Meggitt	1,083,482	6,572,974
Pearson	614,408	6,477,645
Rio Tinto (London Stock Exchange)	131,065	6,650,769
Royal Mail	883,299	6,704,046
Taylor Wimpey	2,532,872	6,561,907
Vodafone Group	2,414,222	6,605,386
WPP	426,887	6,783,932

		146,616,662

Total Common Stock (Cost $942,433,899)		1,006,809,203

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.68%
Germany–0.68%
Porsche Automobil Holding 1.51%	83,225	$6,937,502

Total Preferred Stock (Cost $6,721,561)		6,937,502

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	9,045,037	$9,045,037

Total Money Market Fund (Cost $9,045,037)		9,045,037

TOTAL VALUE OF SECURITIES–100.37% (Cost $958,200,497)	1,022,791,742
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.37%)	(3,781,834)

NET ASSETS APPLICABLE TO 110,013,657 SHARES OUTSTANDING–100.00%	$1,019,009,908

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«	Includes $715,500 cash collateral and $153,435 variation margin held at broker for futures contracts as of March 31, 2018.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	HKD	(55,883,000)	USD	7,120,713	4/3/18	$—	$(1,245)
BCLY	JPY	102,000,000	USD	(960,922)	4/2/18	—	(2,079)
BCLY	SEK	3,200,000	USD	(382,473)	4/3/18	903	—
BNP	AUD	21,500,000	USD	(16,521,030)	4/3/18	—	(8,109)
BNP	CAD	15,900,000	USD	(12,351,960)	4/3/18	—	(9,431)
BNP	NZD	(3,200,000)	USD	2,307,568	4/3/18	—	(5,095)
CITI	CHF	7,000,000	USD	(7,324,780)	4/3/18	241	—
CITI	EUR	(32,850,000)	USD	40,450,833	4/3/18	16,474	—
CITI	GBP	1,348,000	USD	(1,895,052)	4/3/18	—	(3,413)
HSBC	HKD	(106,500,000)	USD	13,570,293	4/3/18	—	(2,502)
HSBC	JPY	2,645,000,000	USD	(24,865,566)	4/3/18	117	—
HSBC	NOK	(52,911,000)	USD	6,747,928	4/3/18	—	(2,990)
HSBC	SEK	25,000,000	USD	(3,005,530)	4/3/18	—	(10,404)
HSBC	SGD	1,680,000	USD	(1,281,660)	4/3/18	—	(189)
SG	JPY	1,430,000,000	USD	(13,441,997)	4/4/18	2,300	—
WBC	AUD	117,000	USD	(89,619)	4/3/18	241	—
WBC	CAD	16,981,000	USD	(13,148,938)	4/2/18	32,480	—
WBC	NZD	(3,338,000)	USD	2,411,705	4/3/18	—	(691)

Total Foreign Currency Exchange Contracts						$52,756	$(46,148)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation
Equity Contracts:
159	E-mini MSCI EAFE Index	$15,904,770	$16,092,713	6/18/18	$(187,943)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AUD–Australian Dollar

BCLY–Barclays Bank

BNP–Banque Paribas

CAD–Canadian Dollar

CHF–Swiss Franc

CITI–Citigroup Global Markets

CVA–Dutch Certificate

EAFE–Europe Australasia Far East

EUR–Euro

GBP–British Pound Sterling

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

MSCI–Morgan Stanley Capital International

NOK–Norwegian Krone

NZD–New Zealand Dollar

SG–Societe Generale

SEK–Swedish Krona

SGD–Singapore Dollar

USD–U.S. Dollar

WBC–Westpac Banking Corporation

See accompanying notes.

LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Developed International 150 Fund–5

LVIP SSGA Developed International 150 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
Australia	$—	$79,107,704	$79,107,704
Belgium	—	13,297,766	13,297,766
Canada	33,973,600	—	33,973,600
Finland	—	13,342,054	13,342,054
France	—	100,409,855	100,409,855
Germany	—	40,655,802	40,655,802
Hong Kong	—	19,879,149	19,879,149
Italy	—	19,882,289	19,882,289
Japan	—	384,683,771	384,683,771
Netherlands	—	27,053,707	27,053,707
Norway	3,372,046	17,102,070	20,474,116
Portugal	—	6,923,094	6,923,094
Singapore	—	20,030,176	20,030,176
Spain	—	27,235,659	27,235,659
Sweden	—	26,505,785	26,505,785
Switzerland	—	26,738,014	26,738,014
United Kingdom	6,923,362	139,693,300	146,616,662
Money Market Fund	9,045,037	—	9,045,037
Preferred Stock	—	6,937,502	6,937,502

Total Investments	$53,314,045	$969,477,697	$1,022,791,742

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$52,756	$52,756

Liabilities:
Foreign Currency Exchange Contracts	$—	$(46,148)	$(46,148)

Futures Contracts	$(187,943)	$—	$(187,943)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at March 31, 2018, a majority of the Portfolio was categorized as Level 2.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Developed International 150 Fund–6

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–92.45%
Brazil–5.27%
Cosan Industria e Comercio	413,000	$5,197,762
Fibria Celulose	427,425	8,380,324
Hypera	751,400	8,204,871
Kroton Educacional	1,684,722	6,940,047
Suzano Papel E Celulose	618,700	6,276,110
Vale	638,500	8,163,409

		43,162,523

Chile–0.92%
Cencosud	2,452,287	7,504,266

		7,504,266

Czech Republic–1.17%
CEZ	383,930	9,559,149

		9,559,149

∎Hong Kong–25.12%
Agricultural Bank of China	14,204,000	8,156,554
Bank of China	14,869,100	8,122,386
Bank of Communications	10,068,000	7,959,669
Beijing Enterprises Holdings	1,520,000	8,004,454
CGN Power	5,902,000	1,535,437
China Cinda Asset Management	21,847,809	7,999,277
China CITIC Bank	11,674,000	8,054,800
China Communications Construction	7,759,000	8,023,471
China Construction Bank	7,778,000	8,124,153
China Everbright Bank	4,850,000	2,349,747
China Galaxy Securities Class H	11,827,500	7,940,223
China Merchants Port Holdings	3,534,996	7,854,994
China Minsheng Banking	8,098,000	7,942,465
China Mobile	888,500	8,143,453
China Petroleum & Chemical	9,548,000	8,469,869
China Railway Group	7,121,000	4,959,458
China Resources Power Holdings	4,370,238	8,012,577
China State Construction International Holdings	6,336,000	7,781,350
CITIC	5,710,000	8,040,591
COSCO SHIPPING Ports	2,172,279	1,833,990
Dongfeng Motor Group	6,454,000	7,534,662
Great Wall Motor	7,420,000	7,520,125
Guangzhou Automobile Group Class H	3,938,000	7,314,234
Guangzhou R&F Properties	1,445,600	3,656,138
Hengan International Group	416,000	3,878,047
Huaneng Power International	4,048,000	2,734,629
Industrial & Commercial Bank of China	9,462,000	8,246,001
Kingboard Chemical Holdings	1,250,500	5,781,303
Lenovo Group	6,742,000	3,467,621
Longfor Properties	1,343,000	4,140,875
Shimao Property Holdings	1,152,000	3,304,040
Sinopharm Group	1,740,400	8,715,139

		205,601,732

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Hungary–0.93%
Richter Gedeon	365,046	$7,628,570

		7,628,570

India–0.51%
Lupin	372,087	4,219,489

		4,219,489

Indonesia–0.99%
Indofood Sukses Makmur	15,457,700	8,103,797

		8,103,797

Mexico–1.84%
Fibra Uno Administracion	5,422,511	8,160,611
Fomento Economico Mexicano	572,282	5,219,791
Wal-Mart de Mexico	663,932	1,689,411

		15,069,813

Republic of Korea–26.03%
BNK Financial Group	807,299	8,108,165
CJ CheilJedang	9,400	2,846,541
DB Insurance	133,722	8,307,437
E-MART	8,300	2,142,838
GS Holdings	140,201	8,152,618
Hana Financial Group	98,000	4,223,520
Hankook Tire	20,000	1,008,716
Hanwha Chemical	294,685	8,245,942
Hyosung	72,321	8,173,936
Hyundai Glovis	31,618	5,418,697
Hyundai Marine & Fire Insurance	93,306	3,460,757
Hyundai Mobis	37,247	8,897,194
Hyundai Motor	57,284	7,733,710
Hyundai Steel	175,500	8,525,548
Industrial Bank of Korea	590,785	8,701,912
Kangwon Land	276,320	7,083,710
KB Financial Group	140,884	8,170,882
Kia Motors	277,267	8,305,770
Korea Electric Power	276,825	8,570,655
KT	213	5,484
KT ADR	487,158	6,674,065
KT&G	87,748	8,254,000
LG	100,912	8,283,454
LG Display	278,000	6,849,485
LG Uplus	402,937	4,680,012
Lotte Chemical	6,500	2,662,954
POSCO	26,994	8,616,506
Shinhan Financial Group	193,932	8,272,998
SK Holdings	29,126	8,214,702
SK Innovation	41,425	8,233,579
SK Telecom	37,980	8,235,457
Woori Bank	582,447	7,919,638

		212,980,882

LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Russia–4.26%
Alrosa	3,537,805	$5,632,698
Gazprom ADR	1,648,110	8,036,423
Inter RAO UES	83,805,740	5,602,900
LUKOIL ADR	118,215	8,161,982
Novolipetsk Steel GDR	29,591	739,681
RusHydro	260,000,000	3,431,116
Surgutneftegas ADR	660,077	3,234,479

		34,839,279

South Africa–4.26%
Exxaro Resources	122,367	1,129,466
Imperial Holdings	146,038	2,878,747
Netcare	3,673,471	8,688,180
Redefine Properties	8,323,128	8,148,247
Sasol	237,458	8,101,156
SPAR Group	236,461	4,045,827
Woolworths Holdings	361,824	1,834,212

		34,825,835

Taiwan–15.55%
Asustek Computer	865,000	8,115,505
AU Optronics	7,204,000	3,340,078
Catcher Technology	164,000	2,061,464
Cheng Shin Rubber Industry	268,000	437,725
Compal Electronics	11,493,000	7,891,558
Far Eastern New Century	5,466,000	4,958,582
First Financial Holding	9,537,000	6,651,718
Formosa Chemicals & Fibre	1,116,000	4,213,777
Foxconn Technology	2,983,240	8,044,756
Hon Hai Precision Industry	2,533,000	7,900,354
Innolux	14,483,000	6,401,287
Inventec	6,597,000	5,275,272
Lite-On Technology	5,223,000	7,346,837
Mega Financial Holding	9,490,000	8,207,674
Nan Ya Plastics	1,009,000	2,867,556
Pegatron.	3,182,000	8,008,801
Pou Chen	6,137,000	8,195,024
SinoPac Financial Holdings	8,284,000	2,945,921

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Taishin Financial Holding	6,041,000	$2,983,573
Uni-President Enterprises	3,440,000	8,123,702
United Microelectronics	15,387,000	8,108,997
Yuanta Financial Holding	11,156,000	5,147,946

		127,228,107

Thailand–1.93%
Charoen Pokphand Foods-Foreign	10,018,191	8,089,521
PTT Global Chemical-Foreign	2,542,700	7,704,536

		15,794,057

Turkey–1.88%
Turkcell Iletisim Hizmetleri	1,917,883	7,393,206
Turkiye Is Bankasi Class C	4,403,309	7,997,605

		15,390,811

United Arab Emirates–1.79%
Aldar Properties	4,000,000	2,322,265
Dubai Islamic Bank	3,000,000	4,336,995
Emaar Properties	2,250,688	3,553,992
First Abu Dhabi Bank	1,383,945	4,408,368

		14,621,620

Total Common Stock (Cost $698,332,541)		756,529,930

ΔPREFERRED STOCK–1.40%
Brazil–1.02%
Telefonica Brasil 4.54%	545,800	8,380,137

		8,380,137

Russia–0.38%
Transneft 0.79%	1,005	3,096,356

		3,096,356

Total Preferred Stock (Cost $11,369,021)		11,476,493

TOTAL VALUE OF SECURITIES–93.85% (Cost $709,701,562)	768,006,423
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–6.15%	50,309,259

NET ASSETS APPLICABLE TO 81,051,741 SHARES OUTSTANDING–100.00%	$818,315,682

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

«	Includes $468,000 cash collateral held at broker for futures contracts and $221,400 variation margin due from broker on futures contracts as of March 31, 2018.

LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CZK	(20,622,300)	USD	1,000,000	4/4/18	$765	$—
BCLY	HUF	177,684,500	USD	(700,000)	4/4/18	189	—
BNYM	KRW	(1,144,251,456)	USD	1,073,844	4/2/18	—	(1,796)
BNYM	MYR	(8,296,469)	USD	2,143,790	4/2/18	—	(3,329)
BNYM	MYR	(5,760,423)	USD	1,490,869	4/3/18	—	(309)
BNYM	THB	(309,761,516)	USD	9,910,782	4/2/18	3,487	—
BNYM	TWD	(171,374,381)	USD	5,888,960	4/2/18	4,805	—
GSC	HKD	19,620,250	USD	(2,500,000)	4/4/18	585	—
HSBC	TRY	(33,546,984)	USD	8,500,000	4/2/18	6,951	—
JPMC	ZAR	(118,302,400)	USD	10,000,000	4/5/18	17,551	—
SCB	AED	5,509,350	USD	(1,500,000)	4/2/18	—	(64)
UBS	MXN	54,887,970	USD	(3,000,000)	4/3/18	16,853	—

Total Foreign Currency Exchange Contracts						$51,186	$(5,498)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
180	E-mini MSCI Emerging Markets Index	$10,690,200	$10,584,348	6/18/18	$105,852

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AED–Emirati Dirham

BCLY–Barclays Bank

BNYM–BNY Mellon

CZK–Czech Koruna

GDR–Global Depositary Receipt

GSC–Goldman Sachs Capital

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

JPMC–JPMorgan Chase Bank

KRW–South Korean Won

MSCI–Morgan Stanley Capital International

MYR–Malaysian Ringgit

MXN–Mexican Peso

SCB–Standard Chartered Bank

THB–Thailand Baht

TRY–Turkish Lira

TWD–Taiwan Dollar

USD–U.S. Dollar

ZAR–South African Rand

See accompanying notes.

LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund

Notes

March 31, 2018 (Unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
Brazil	$43,162,523	$—	$43,162,523
Chile	7,504,266	—	7,504,266
Czech Republic	9,559,149	—	9,559,149
Hong Kong	17,432,663	188,169,069	205,601,732
Hungary	—	7,628,570	7,628,570
India	—	4,219,489	4,219,489
Indonesia	—	8,103,797	8,103,797
Mexico	15,069,813	—	15,069,813
Republic of Korea	22,184,599	190,796,283	212,980,882
Russia	739,681	34,099,598	34,839,279
South Africa	23,845,932	10,979,903	34,825,835
Taiwan	2,867,556	124,360,551	127,228,107
Thailand	—	15,794,057	15,794,057
Turkey	7,393,206	7,997,605	15,390,811
United Arab Emirates	12,299,355	2,322,265	14,621,620
Money Market Fund	—	—	—
Preferred Stock	8,380,137	3,096,356	11,476,493

Total Investments	$170,438,880	$597,567,543	$768,006,423

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$51,186	$51,186

Futures Contracts	$105,852	$—	$105,852

Liabilities:
Foreign Currency Exchange Contracts	$—	$(5,498)	$(5,498)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at March 31, 2018, a majority of the portfolio was categorized as Level 2.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Emerging Markets 100 Fund–5

LVIP SSGA Large Cap 100 Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.45%
Aerospace & Defense–1.01%
United Technologies	99,537	$12,523,745

		12,523,745

Airlines–1.00%
Delta Air Lines	225,768	12,374,344

		12,374,344

Automobiles–2.05%
Ford Motor	1,152,618	12,771,007
General Motors	346,079	12,576,511

		25,347,518

Banks–5.01%
Citigroup	179,300	12,102,750
Citizens Financial Group	294,900	12,379,902
Fifth Third Bancorp	392,267	12,454,477
SunTrust Banks	184,500	12,553,380
Wells Fargo & Co.	238,733	12,511,997

		62,002,506

Biotechnology–2.01%
Amgen	71,871	12,252,568
Gilead Sciences	167,100	12,597,669

		24,850,237

Building Products–1.01%
Johnson Controls International	354,500	12,492,580

		12,492,580

Capital Markets–1.95%
Franklin Resources	332,100	11,517,228
Invesco	396,211	12,682,714

		24,199,942

Chemicals–2.99%
Air Products & Chemicals	77,051	12,253,421
Eastman Chemical	118,400	12,500,672
LyondellBasell Industries Class A	116,389	12,299,990

		37,054,083

Communications Equipment–1.99%
Cisco Systems	286,943	12,306,985
Juniper Networks	504,576	12,276,334

		24,583,319

Consumer Finance–2.05%
Ally Financial	469,200	12,738,780
Capital One Financial	131,698	12,619,302

		25,358,082

Containers & Packaging–1.03%
WestRock	199,400	12,795,498

		12,795,498

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities–4.06%
Duke Energy	161,941	$12,545,569
Edison International	195,800	12,464,628
Exelon	322,800	12,592,428
PPL	448,600	12,690,894

		50,293,519

Electrical Equipment–1.01%
Eaton	155,702	12,442,147

		12,442,147

Electronic Equipment, Instruments & Components–0.99%
Corning	438,168	12,216,124

		12,216,124

Equity Real Estate Investment Trusts–5.12%
Host Hotels & Resorts	676,921	12,617,807
Mid-America Apartment Communities	140,200	12,791,848
Realty Income	246,700	12,761,791
Ventas	253,000	12,531,090
Welltower	233,964	12,734,661

		63,437,197

Food & Staples Retailing–1.01%
CVS Health	199,999	12,441,938

		12,441,938

Food Products–3.04%
Archer-Daniels-Midland	289,436	12,552,839
General Mills	275,307	12,405,333
Kraft Heinz	202,800	12,632,412

		37,590,584

Health Care Equipment & Supplies–2.03%
Medtronic	159,032	12,757,547
Zimmer Biomet Holdings	113,300	12,354,232

		25,111,779

Health Care Providers & Services–6.95%
Anthem	56,449	12,401,845
Cardinal Health	197,215	12,361,436
†Centene	119,900	12,813,713
†Express Scripts Holding	173,458	11,982,479
McKesson	87,532	12,330,633
Quest Diagnostics	122,026	12,239,208
Universal Health Services Class B	100,450	11,894,285

		86,023,599

Hotels, Restaurants & Leisure–1.99%
Carnival	188,970	12,392,653
Royal Caribbean Cruises	103,980	12,242,605

		24,635,258

Household Durables–3.97%
DR Horton	281,102	12,323,512
Lennar	209,615	12,354,708

LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Newell Brands	480,100	$12,232,948
Whirlpool	79,762	12,212,360

		49,123,528

Household Products–1.03%
Procter & Gamble	160,313	12,709,615

		12,709,615

Industrial Conglomerates–1.01%
General Electric	931,200	12,552,576

		12,552,576

Insurance–5.05%
Aflac	280,742	12,285,270
Allstate	131,900	12,504,120
Principal Financial Group	210,671	12,831,971
Prudential Financial	120,958	12,525,201
Unum Group	259,117	12,336,560

		62,483,122

IT Services–3.00%
Cognizant Technology Solutions Class A	153,600	12,364,800
International Business Machines	81,773	12,546,431
Leidos Holdings	187,200	12,242,880

		37,154,111

Machinery–5.04%
Cummins	78,279	12,688,243
Dover	123,800	12,159,636
Ingersoll-Rand	145,127	12,409,810
PACCAR	193,422	12,798,734
Stanley Black & Decker	80,455	12,325,706

		62,382,129

Media–3.05%
Comcast Class A	366,900	12,536,973
Interpublic Group	552,500	12,724,075
Viacom Class B	403,776	12,541,283

		37,802,331

Metals & Mining–1.01%
Nucor	204,800	12,511,232

		12,511,232

Mortgage Real Estate Investment Trusts–0.98%
Annaly Capital Management	1,160,300	12,101,929

		12,101,929

Multiline Retail–3.12%
Kohl’s	196,400	12,866,164
Macy’s	447,326	13,303,475
Target	179,269	12,446,647

		38,616,286

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.99%
Andeavor	120,631	$12,130,653
Apache	328,900	12,656,072
Chevron	107,776	12,290,775
Exxon Mobil	167,000	12,459,870
Kinder Morgan	810,888	12,211,973
Valero Energy	133,392	12,374,776

		74,124,119

Pharmaceuticals–2.02%
Johnson & Johnson	97,255	12,463,228
Pfizer	352,872	12,523,427

		24,986,655

Professional Services–0.99%
Nielsen Holdings	386,300	12,280,477

		12,280,477

Road & Rail–3.01%
Kansas City Southern	112,629	12,372,296
Norfolk Southern	92,100	12,505,338
Union Pacific	92,200	12,394,446

		37,272,080

Semiconductors & Semiconductor Equipment–4.90%
Intel	246,550	12,840,324
Lam Research	60,058	12,201,383
Marvell Technology Group	566,600	11,898,600
†Micron Technology	224,500	11,705,430
Skyworks Solutions	120,000	12,031,200

		60,676,937

Software–2.99%
CA	366,118	12,411,400
†Dell Technologies Class V	166,400	12,182,144
Oracle	271,747	12,432,425

		37,025,969

Technology Hardware, Storage & Peripherals–2.96%
Apple	73,787	12,379,983
Hewlett Packard Enterprise	690,380	12,109,265
Western Digital	131,800	12,161,186

		36,650,434

Tobacco–1.03%
Altria Group	205,400	12,800,528

		12,800,528

Total Common Stock (Cost $1,121,025,581)		1,231,028,057

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.52%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	6,424,307	$6,424,307

Total Money Market Fund (Cost $6,424,307)		6,424,307

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.04%
≠U.S. Treasury Obligation–0.04%
U.S. Treasury Bill ¥ 1.418% 6/7/18	420,000	$418,724

Total Short-Term Investment (Cost $418,859)		418,724

TOTAL VALUE OF SECURITIES–100.01% (Cost $1,127,868,747)	1,237,871,088
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(75,649)

NET ASSETS APPLICABLE TO 91,166,069 SHARES OUTSTANDING–100.00%	$1,237,795,439

†	Non-income producing.

«	Includes $109,740 variation margin held at broker for futures contracts as of March 31, 2018.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation
Equity Contracts:
62	E-mini S&P 500 Index	$8,193,300	$8,646,196	6/18/18	$(452,896)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. U.S. government and agency securities are valued at the mean between their bid and ask prices. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$12,523,745	$—	$12,523,745
Airlines	12,374,344	—	12,374,344
Automobiles	25,347,518	—	25,347,518
Banks	62,002,506	—	62,002,506
Biotechnology	24,850,237	—	24,850,237
Building Products	12,492,580	—	12,492,580
Capital Markets	24,199,942	—	24,199,942
Chemicals	37,054,083	—	37,054,083
Communications Equipment	24,583,319	—	24,583,319

LVIP SSGA Large Cap 100 Fund–4

LVIP SSGA Large Cap 100 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock (continued)
Consumer Finance	$25,358,082	$—	$25,358,082
Containers & Packaging	12,795,498	—	12,795,498
Electric Utilities	50,293,519	—	50,293,519
Electrical Equipment	12,442,147	—	12,442,147
Electronic Equipment, Instruments & Components	12,216,124	—	12,216,124
Equity Real Estate Investment Trusts	63,437,197	—	63,437,197
Food & Staples Retailing	12,441,938	—	12,441,938
Food Products	37,590,584	—	37,590,584
Health Care Equipment & Supplies	25,111,779	—	25,111,779
Health Care Providers & Services	86,023,599	—	86,023,599
Hotels, Restaurants & Leisure	24,635,258	—	24,635,258
Household Durables	49,123,528	—	49,123,528
Household Products	12,709,615	—	12,709,615
Industrial Conglomerates	12,552,576	—	12,552,576
Insurance	62,483,122	—	62,483,122
IT Services	37,154,111	—	37,154,111
Machinery	62,382,129	—	62,382,129
Media	37,802,331	—	37,802,331
Metals & Mining	12,511,232	—	12,511,232
Mortgage Real Estate Investment Trusts	12,101,929	—	12,101,929
Multiline Retail	38,616,286	—	38,616,286
Oil, Gas & Consumable Fuels	74,124,119	—	74,124,119
Pharmaceuticals	24,986,655	—	24,986,655
Professional Services	12,280,477	—	12,280,477
Road & Rail	37,272,080	—	37,272,080
Semiconductors & Semiconductor Equipment	60,676,937	—	60,676,937
Software	37,025,969	—	37,025,969
Technology Hardware, Storage & Peripherals	36,650,434	—	36,650,434
Tobacco	12,800,528	—	12,800,528
Money Market Fund	6,424,307	—	6,424,307
Short-Term Investment	—	418,724	418,724

Total Investments	$1,237,452,364	$418,724	$1,237,871,088

Derivatives:

Liabilities:
Futures Contracts	$(452,896)	$—	$(452,896)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, transfers out of Level 2 investments into Level 1 investments were made in the amount of $12,411,400 for the Fund. The transfers resulted from the Fund’s periodic liquidity review.

LVIP SSGA Large Cap 100 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.02%
Aerospace & Defense–0.48%
National Presto Industries	19,123	$1,792,781

		1,792,781

Airlines–1.01%
Alaska Air Group	28,900	1,790,644
Hawaiian Holdings	50,200	1,942,740

		3,733,384

Auto Components–2.47%
Adient	31,000	1,852,560
†American Axle & Manufacturing Holdings	120,300	1,830,966
Cooper Tire & Rubber	63,000	1,845,900
Goodyear Tire & Rubber	67,100	1,783,518
Tower International	64,800	1,798,200

		9,111,144

Banks–0.56%
FNB	136,200	1,831,890
OFG Bancorp	21,700	226,765

		2,058,655

Biotechnology–2.88%
†AMAG Pharmaceuticals	92,800	1,869,920
†BioTime	535,063	1,439,319
†Concert Pharmaceuticals	80,000	1,832,000
†Myriad Genetics	62,000	1,832,100
†PDL BioPharma	615,870	1,810,658
†United Therapeutics	16,600	1,865,176

		10,649,173

Capital Markets–1.00%
GAIN Capital Holdings	270,600	1,826,550
Legg Mason	46,100	1,873,965

		3,700,515

Chemicals–1.46%
FutureFuel	17,086	204,861
Hawkins	47,800	1,680,170
Innophos Holdings	45,800	1,841,618
Tredegar	93,900	1,685,505

		5,412,154

Commercial Services & Supplies–1.96%
Ennis	93,408	1,840,138
LSC Communications	106,328	1,855,424
Quad/Graphics	70,082	1,776,579
Steelcase Class A	131,300	1,785,680

		7,257,821

Communications Equipment–2.94%
ADTRAN	114,100	1,774,255
†Applied Optoelectronics	70,400	1,764,224
Comtech Telecommunications	61,600	1,841,224

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Digi International	17,300	$178,190
†Finisar	109,600	1,732,776
InterDigital	24,800	1,825,280
†Oclaro	183,800	1,757,128

		10,873,077

Construction & Engineering–1.06%
Argan	47,100	2,022,945
†Tutor Perini	86,100	1,898,505

		3,921,450

Consumer Finance–0.50%
Navient	141,403	1,855,207

		1,855,207

Containers & Packaging–0.51%
Greif Class A	35,900	1,875,775

		1,875,775

Diversified Telecommunication Services–0.52%
Frontier Communications	257,700	1,912,134

		1,912,134

Electric Utilities–1.00%
OGE Energy	56,800	1,861,336
Pinnacle West Capital	23,000	1,835,400

		3,696,736

Electrical Equipment–1.07%
Powell Industries	6,900	185,196
Regal Beloit	25,800	1,892,430
†Sunrun	211,827	1,891,615

		3,969,241

Electronic Equipment, Instruments & Components–6.93%
†Arrow Electronics	23,877	1,839,006
Avnet	43,509	1,816,936
AVX	107,876	1,785,348
Bel Fuse Class B	7,500	141,750
Benchmark Electronics	58,891	1,757,896
†Fabrinet	54,900	1,722,762
†Insight Enterprises	53,200	1,858,276
†Kimball Electronics	109,609	1,770,185
PC Connection	72,601	1,815,025
†Sanmina	68,397	1,788,582
†ScanSource	54,589	1,940,639
SYNNEX	15,700	1,858,880
†Tech Data	22,554	1,920,022
†TTM Technologies	115,400	1,764,466
Vishay Intertechnology	97,600	1,815,360

		25,595,133

Energy Equipment & Services–2.29%
†Diamond Offshore Drilling	114,900	1,684,434

LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
Ensco Class A	377,564	$1,657,506
†Noble	448,801	1,665,052
†Rowan	147,503	1,702,185
†Transocean	175,426	1,736,717

		8,445,894

Equity Real Estate Investment Trusts–7.65%
Apple Hospitality REIT	106,000	1,862,420
Colony NorthStar	324,700	1,824,814
CorEnergy Infrastructure Trust	48,377	1,816,073
Global Net Lease	109,900	1,855,112
Government Properties Income Trust	137,200	1,874,152
Hersha Hospitality Trust	103,769	1,857,465
†InfraREIT	9,200	178,756
Jernigan Capital	97,800	1,770,180
Kimco Realty	127,500	1,836,000
LaSalle Hotel Properties	73,000	2,117,730
Lexington Realty Trust	231,400	1,821,118
MedEquities Realty Trust	156,100	1,640,611
Medical Properties Trust	143,117	1,860,521
Omega Healthcare Investors	68,400	1,849,536
One Liberty Properties	16,200	358,020
Park Hotels & Resorts	68,500	1,850,870
Select Income REIT	97,027	1,890,086

		28,263,464

Food & Staples Retailing–1.97%
Ingles Markets Class A	54,000	1,827,900
SpartanNash	104,919	1,805,656
Village Super Market Class A	70,208	1,851,385
Weis Markets	44,000	1,803,120

		7,288,061

Food Products–0.55%
Dean Foods	214,900	1,852,438
†Seneca Foods Class A	6,800	188,360

		2,040,798

Health Care Equipment & Supplies–1.95%
†AngioDynamics	108,000	1,863,000
†FONAR	57,600	1,716,480
†Halyard Health	38,700	1,783,296
STERIS	19,900	1,857,864

		7,220,640

Health Care Providers & Services–7.31%
†Acadia Healthcare	45,016	1,763,727
Aceto	248,452	1,888,235
†Addus HomeCare	34,700	1,688,155
†Civitas Solutions	113,700	1,750,980
†Cross Country Healthcare	161,600	1,795,376
†Envision Healthcare	47,092	1,809,746
Kindred Healthcare	195,200	1,786,080

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†LifePoint Health	37,015	$1,739,705
†Magellan Health	17,150	1,836,765
†MEDNAX	32,861	1,828,057
National HealthCare	29,960	1,786,515
Owens & Minor	118,400	1,841,120
Patterson	81,700	1,816,191
†Surgery Partners	109,600	1,879,640
†Triple-S Management Class B	68,819	1,798,929

		27,009,221

Household Durables–3.36%
†AV Homes	86,600	1,606,430
†Beazer Homes USA	111,600	1,780,020
CSS Industries	102,034	1,785,595
Flexsteel Industries	45,300	1,792,974
Libbey	8,000	39,120
†M/I Homes	56,900	1,812,265
MDC Holdings	63,781	1,780,765
†Meritage Homes	39,775	1,799,819

		12,396,988

Household Products–0.03%
†Orchids Paper Products	14,565	118,705

		118,705

Independent Power & Renewable Electricity Producers–0.02%
NRG Yield Class A	4,060	66,746

		66,746

Insurance–2.05%
American National Insurance	15,707	1,837,091
Assured Guaranty	51,299	1,857,024
Baldwin & Lyons Class B	13,400	294,800
FBL Financial Group Class A	25,300	1,754,555
Old Republic International	85,778	1,839,938

		7,583,408

Internet Software & Services–0.77%
†Blucora	75,800	1,864,680
†Meet Group	469,367	980,977

		2,845,657

IT Services–0.97%
Convergys	80,545	1,821,928
†Sykes Enterprises	61,505	1,779,955

		3,601,883

Life Sciences Tools & Services–0.96%
Luminex	85,238	1,795,965
†Medpace Holdings	50,100	1,748,991

		3,544,956

Machinery–4.43%
American Railcar Industries	48,133	1,800,655

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Briggs & Stratton	86,747	$1,857,253
EnPro Industries	23,500	1,818,430
Greenbrier	36,095	1,813,774
Hurco	36,100	1,656,990
Hyster-Yale Materials Handling	1,500	104,895
Miller Industries	72,180	1,804,500
NN	75,500	1,812,000
Timken	40,400	1,842,240
Trinity Industries	56,295	1,836,906

		16,347,643

Marine–0.49%
Matson	63,000	1,804,320

		1,804,320

Media–1.03%
Entercom Communications Class A	193,100	1,863,415
Entravision Communications Class A	410,600	1,929,820

		3,793,235

Metals & Mining–1.46%
Compass Minerals International	29,500	1,778,850
Reliance Steel & Aluminum	21,645	1,855,842
Schnitzer Steel Industries Class A	54,330	1,757,575

		5,392,267

Mortgage Real Estate Investment Trusts–11.57%
AG Mortgage Investment Trust	103,685	1,801,008
AGNC Investment	95,500	1,806,860
Anworth Mortgage Asset	365,979	1,756,699
Apollo Commercial Real Estate Finance	98,456	1,770,239
Ares Commercial Real Estate	142,629	1,761,468
ARMOUR Residential REIT	79,600	1,853,088
Capstead Mortgage	208,881	1,806,821
Cherry Hill Mortgage Investment	91,800	1,610,172
Chimera Investment	102,403	1,782,836
Dynex Capital	272,902	1,809,340
Great Ajax	120,100	1,627,355
Invesco Mortgage Capital	109,731	1,797,394
MFA Financial	240,385	1,810,099
MTGE Investment	100,901	1,806,128
New Residential Investment	108,333	1,782,078
New York Mortgage Trust	306,606	1,818,174
PennyMac Mortgage Investment Trust	101,811	1,835,652
Redwood Trust	119,173	1,843,606
Resource Capital	192,900	1,834,479
Starwood Property Trust	85,346	1,787,999
Sutherland Asset Management	109,300	1,655,895
TPG RE Finance Trust	90,400	1,798,056
Two Harbors Investment	116,773	1,794,801
Western Asset Mortgage Capital	184,700	1,789,743

		42,739,990

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities–1.50%
Black Hills	34,300	$1,862,490
NorthWestern	34,700	1,866,860
SCANA	47,900	1,798,645

		5,527,995

Oil, Gas & Consumable Fuels–2.81%
†Antero Resources	92,300	1,832,155
†Cloud Peak Energy	553,000	1,609,230
†Gener8 Maritime	62,600	353,690
†Midstates Petroleum	119,850	1,597,601
NACCO Industries Class A	43,400	1,425,690
SemGroup Class A	83,900	1,795,460
†Southwestern Energy	405,000	1,753,650

		10,367,476

Paper & Forest Products–0.98%
Domtar	42,646	1,814,161
Schweitzer-Mauduit International	45,868	1,795,732

		3,609,893

Pharmaceuticals–1.49%
†Akorn	97,200	1,818,612
†Lannett	114,139	1,831,931
†Mallinckrodt	128,154	1,855,670

		5,506,213

Professional Services–0.97%
Heidrick & Struggles International	56,900	1,778,125
Kelly Services Class A	62,320	1,809,773

		3,587,898

Road & Rail–0.53%
†Roadrunner Transportation Systems	52,700	133,858
Ryder System	25,037	1,822,443

		1,956,301

Semiconductors & Semiconductor Equipment–1.46%
†Amkor Technology	173,700	1,759,581
†Ultra Clean Holdings	93,700	1,803,725
†Xcerra	156,500	1,823,225

		5,386,531

Specialty Retail–8.12%
Barnes & Noble	368,300	1,823,085
Bed Bath & Beyond	83,900	1,761,061
Buckle	86,500	1,915,975
Cato Class A	126,800	1,869,032
DSW Class A	82,800	1,859,688
Finish Line Class A	169,300	2,292,322
Foot Locker	40,800	1,858,032
GameStop Class A	132,324	1,669,929
Group 1 Automotive	27,900	1,822,986
Haverty Furniture	95,800	1,930,370
Office Depot	884,200	1,901,030

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Penske Automotive Group	41,500	$1,839,695
Pier 1 Imports	605,400	1,949,388
Signet Jewelers	46,000	1,771,920
Sonic Automotive Class A	95,000	1,800,250
Tile Shop Holdings	318,900	1,913,400

		29,978,163

Technology Hardware, Storage & Peripherals–0.48%
†Super Micro Computer	103,500	1,759,500

		1,759,500

Thrift & Mortgage Finance–0.98%
New York Community Bancorp	137,300	1,789,019
Oritani Financial	118,700	1,822,045

		3,611,064

Tobacco–0.50%
Universal	38,243	1,854,785

		1,854,785

Trading Companies & Distributors–2.46%
Air Lease	42,844	1,826,011
Aircastle	90,290	1,793,159
†CAI International	85,500	1,817,730
GATX	26,292	1,800,739
Triton International	60,000	1,836,000

		9,073,639

Transportation Infrastructure–0.48%
Macquarie Infrastructure	48,400	1,787,412

		1,787,412

Wireless Telecommunication Services–0.05%
Spok Holdings	11,475	171,551

		171,551

Total Common Stock (Cost $366,273,515)		362,096,677

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–2.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	8,873,955	$8,873,955

Total Money Market Fund (Cost $8,873,955)		8,873,955

	Principal Amount°
SHORT-TERM INVESTMENT–0.12%
≠U.S. Treasury Obligation–0.12%
U.S. Treasury Bill ¥ 1.47% 6/7/18	440,000	438,664

Total Short-Term Investment (Cost $438,761)		438,664

TOTAL VALUE OF SECURITIES–100.54% (Cost $375,586,231)	371,409,296
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.54%)	(2,008,644)

NET ASSETS APPLICABLE TO 28,307,510 SHARES OUTSTANDING–100.00%	$369,400,652

†	Non-income producing.

«	Includes $80,450 variation margin held at broker for futures contracts as of March 31, 2018.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation
Equity Contracts:
101	E-mini Russell 2000 Index	$7,732,560	$7,977,978	6/18/18	$(245,418)
4	E-mini S&P MidCap 400 Index	753,240	782,013	6/15/18	(28,773)

Total Futures Contracts					$(274,191)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Small-Mid Cap 200 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. U.S. government and agency securities are valued at the mean between their bid and ask prices. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$362,096,677	$—	$362,096,677
Money Market Fund	8,873,955	—	8,873,955
Short-Term Investment	—	438,664	438,664

Total Investments	$370,970,632	$438,664	$371,409,296

Derivatives:

Assets:
Futures Contracts	$(274,191)	$—	$(274,191)

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Small-Mid Cap 200 Fund–6

LVIP SSGA Small-Mid Cap 200 Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Small-Mid Cap 200 Fund–7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–58.70%
INVESTMENT COMPANIES–58.70%
Equity Funds–18.19%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	8,942,747	$121,487,212
LVIP SSGA S&P 500 Index Fund	254,283	4,636,335
LVIP SSGA Small-Cap Index Fund	147,755	4,679,103
LVIP SSGA Small-Mid Cap 200 Fund	3,653,142	47,688,111

		178,490,761

Fixed Income Funds–21.95%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	12,465,465	137,843,116
SPDR® Bloomberg Barclays TIPS ETF	1,391,362	77,582,345

		215,425,461

International Equity Funds–18.56%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	10,343,134	95,932,567
LVIP SSGA Emerging Markets 100 Fund	3,813,382	38,526,599
LVIP SSGA International Index Fund	4,858,260	47,722,685

		182,181,851

Total Affiliated Investments (Cost $523,473,411)		576,098,073

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–41.21%
INVESTMENT COMPANIES–41.21%
Equity Funds–16.46%
Financial Select Sector SPDR® Fund	662,560	$18,266,779
Industrial Select Sector SPDR® Fund	250,338	18,597,610
SPDR® S&P 500 ETF Trust	315,501	83,024,088
SPDR® S&P 600 Small Cap ETF	176,643	23,491,753
Technology Select Sector SPDR® Fund	277,768	18,171,583

		161,551,813

Fixed Income Funds–7.91%
SPDR® Citi International Government Inflation-Protected Bond ETF	327,776	19,519,061
SPDR® Portfolio Aggregate Bond ETF	1,716,593	48,339,259
Vanguard Long-Term Bond ETF	107,380	9,761,916

		77,620,236

International Equity Funds–12.61%
SPDR® Portfolio Developed World ex-US ETF	1,820,063	57,204,580
SPDR® Portfolio Emerging Markets ETF	1,205,961	47,394,267
Vanguard FTSE Pacific ETF	262,472	19,147,332

		123,746,179

Money Market Fund–4.23%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	41,499,111	41,499,111

		41,499,111

Total Unaffiliated Investments (Cost $356,274,782)		404,417,339

TOTAL VALUE OF SECURITIES–99.91% (Cost $879,748,193)	980,515,412
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	913,497

NET ASSETS APPLICABLE TO 80,001,606 SHARES OUTSTANDING–100.00%	$981,428,909

*	Standard Class shares.

«	Includes $1,246,968 cash collateral held at broker for futures contracts and $259,373 variation margin due from broker on futures contracts as of March 31, 2018.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
32	British Pound	$2,811,600	$2,804,287	6/19/18	$7,313	$—
30	Euro	4,634,438	4,671,653	6/19/18	—	(37,215)
29	Japanese Yen	3,423,269	3,434,619	6/19/18	—	(11,350)

					7,313	(48,565)

Equity Contracts:
12	E-mini Russell 2000 Index	918,720	946,539	6/18/18	—	(27,819)
64	E-mini S&P 500 Index	8,457,600	8,782,066	6/18/18	—	(324,466)
14	E-mini S&P MidCap 400 Index	2,636,340	2,736,962	6/15/18	—	(100,622)
104	Euro STOXX 50 Index	4,198,591	4,277,495	6/18/18	—	(78,904)
27	FTSE 100 Index	2,649,208	2,703,325	6/18/18	—	(54,117)
18	Nikkei 225 Index (OSE)	3,587,989	3,528,883	6/8/18	59,106	—

					59,106	(585,928)

Total Futures Contracts					$66,419	$(634,493)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

See accompanying notes.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$576,098,073
Unaffiliated Investment Companies	404,417,339

Total Investments	$980,515,412

Derivatives:

Assets:
Futures Contracts	$66,419

Liabilities:
Futures Contracts	$(634,493)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–58.70%*
Equity Funds–18.19%*
LVIP SSGA Large Cap 100 Fund	$136,580,075	$—	$12,340,000	$269,092	$(3,021,955)	$121,487,212	8,942,747	$—	$—
LVIP SSGA S&P 500 Index Fund	4,891,053	—	220,000	74,161	(108,879)	4,636,335	254,283	—	—
LVIP SSGA Small-Cap Index Fund	4,863,431	20,000	200,000	49,684	(54,012)	4,679,103	147,755	—	—
LVIP SSGA Small-Mid Cap 200 Fund	49,165,120	500,000	520,000	(37,694)	(1,419,315)	47,688,111	3,653,142	—	—
Fixed Income Funds–21.95%*
LVIP SSGA Bond Index Fund .	133,547,943	10,170,762	3,710,000	(126,759)	(2,038,830)	137,843,116	12,465,465	—	—
SPDR Bloomberg Barclays TIPS ETF	87,080,794	509,274	9,233,473	(114,416)	(659,834)	77,582,345	1,391,362	14,084	—
International Equity Funds–18.56%*
LVIP SSGA Developed International 150 Fund	118,016,709	—	21,250,000	2,047,410	(2,881,552)	95,932,567	10,343,134	—	—
LVIP SSGA Emerging Markets 100 Fund	35,439,750	5,420,001	2,900,000	(21,465)	588,313	38,526,599	3,813,382	—	—
LVIP SSGA International Index Fund	49,316,207	310,000	1,530,000	75,113	(448,635)	47,722,685	4,858,260	—	—

Total	$618,901,082	$16,930,037	$51,903,473	$2,215,126	$(10,044,699)	$576,098,073	45,869,530	$14,084	$—

*As a percentage of Net Assets.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSGA International Index Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.64%
Australia–6.54%
AGL Energy	133,239	$2,233,170
Alumina	468,716	860,016
Amcor	233,502	2,556,927
AMP	594,619	2,294,742
APA Group	244,107	1,486,363
Aristocrat Leisure	111,320	2,078,404
ASX	33,852	1,467,063
Aurizon Holdings	422,885	1,387,356
AusNet Services	275,084	355,812
Australia & New Zealand Banking Group	554,765	11,546,522
Bank of Queensland	68,726	583,371
Bendigo & Adelaide Bank	83,245	633,818
†=BGP Holdings	160,069	0
BHP Billiton	607,205	13,459,010
BlueScope Steel	101,334	1,192,213
Boral	245,260	1,414,736
Brambles	322,951	2,492,492
Caltex Australia	54,438	1,322,359
Challenger	96,172	861,300
CIMIC Group	17,957	618,036
Coca-Cola Amatil	104,489	699,693
Cochlear	11,911	1,672,870
Commonwealth Bank of Australia	336,829	18,836,091
Computershare	76,199	1,021,864
Crown Resorts	59,112	580,543
CSL	85,303	10,277,188
Dexus	210,369	1,514,813
Domino’s Pizza Enterprises	10,560	340,268
Flight Centre Travel Group	8,399	369,738
Fortescue Metals Group	306,866	1,033,732
Goodman Group	363,117	2,361,030
GPT Group	311,611	1,142,058
Harvey Norman Holdings	93,657	267,779
Healthscope	274,698	411,583
Incitec Pivot	288,379	784,832
Insurance Australia Group	480,448	2,781,760
James Hardie Industries CDI	92,149	1,635,425
LendLease Group	114,498	1,535,078
Macquarie Group	60,059	4,788,934
Medibank Pvt	570,717	1,280,990
Mirvac Group	771,487	1,282,125
National Australia Bank	507,038	11,193,645
Newcrest Mining	154,953	2,337,093
Oil Search	284,085	1,578,012
Orica	62,872	865,412
†Origin Energy	357,350	2,411,606
QBE Insurance Group	278,741	2,079,611
Ramsay Health Care	27,817	1,340,168
REA Group	8,246	506,279
Rio Tinto (Australian Securities Exchange)	79,908	4,526,971

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
†Santos	393,905	$1,553,569
Scentre Group	1,068,848	3,154,065
SEEK	55,169	795,724
Sonic Healthcare	84,416	1,493,674
South32	593,412	1,491,349
South32 (London Stock Exchange)	368,248	912,477
Stockland	423,937	1,315,436
Suncorp Group	261,527	2,697,249
Sydney Airport	230,362	1,194,376
Tabcorp Holdings	336,006	1,139,432
Telstra	844,107	2,043,310
TPG Telecom	57,365	243,730
Transurban Group	444,049	3,915,896
Treasury Wine Estates	151,945	1,985,199
Vicinity Centres	698,274	1,297,883
Wesfarmers	215,400	6,902,461
Westfield	400,215	2,625,065
Westpac Banking	642,427	14,229,400
Woodside Petroleum	169,095	3,834,621
Woolworths Group	251,737	5,109,517

		188,235,334

Austria–0.28%
ANDRITZ	12,257	685,387
†Erste Group Bank	60,858	3,059,535
OMV	30,315	1,768,184
†Raiffeisen Bank International	31,533	1,228,198
voestalpine	24,055	1,261,858

		8,003,162

Belgium–1.11%
Ageas	36,403	1,878,561
Anheuser-Busch Inbev	144,318	15,867,299
Colruyt	11,289	624,841
Groupe Bruxelles Lambert	16,610	1,899,742
KBC Group	46,363	4,037,240
Proximus	25,610	796,270
Solvay Class A	15,075	2,095,118
†Telenet Group Holding	8,879	593,515
UCB	24,735	2,014,378
Umicore	39,390	2,086,693

		31,893,657

☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	273,827

		273,827

Denmark–1.80%
AP Moller - Maersk Class A	642	945,817
AP Moller - Maersk Class B	1,324	2,066,207
Carlsberg Class B	21,677	2,588,118
Chr Hansen Holding	20,317	1,758,379
Coloplast Class B	24,313	2,062,153

LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
Danske Bank	139,688	$5,233,871
DSV	38,353	3,027,906
†Genmab	11,704	2,521,568
H Lundbeck	12,200	685,231
ISS	29,033	1,078,270
Novo Nordisk Class B	353,329	17,378,791
Novozymes Class B	45,930	2,391,129
Orsted	34,528	2,246,458
Pandora	21,759	2,354,239
†TDC	136,700	1,132,776
Tryg	16,350	380,941
Vestas Wind Systems	43,145	3,087,109
†William Demant Holding	19,495	726,193

		51,665,156

Finland–0.98%
Elisa	25,308	1,144,665
Fortum	91,425	1,964,083
Kone Class B	67,681	3,377,816
Metso	17,066	538,441
Neste	21,585	1,502,425
Nokia	157,345	869,012
Nokia (London Stock Exchange)	933,815	5,156,637
Nokian Renkaat	19,229	873,274
Orion Class B	16,843	515,607
Sampo Class A	82,797	4,612,846
Stora Enso Class R	114,087	2,097,647
UPM-Kymmene	97,908	3,629,826
Wartsila	90,576	2,001,307

		28,283,586

France–10.51%
Accor	32,777	1,770,773
Aeroports de Paris	4,998	1,088,874
Air Liquide	83,052	10,191,947
Airbus	109,767	12,706,380
Alstom	25,825	1,164,771
Amundi	11,757	944,173
Arkema	12,675	1,654,708
Atos	19,093	2,615,918
AXA	377,174	10,026,421
BioMerieux	8,057	663,573
BNP Paribas	212,801	15,781,474
Bollore	149,000	794,824
†Bollore NV	853	4,524
Bouygues	38,680	1,939,347
Bureau Veritas	55,271	1,436,718
Capgemini	32,183	4,015,618
Carrefour	103,858	2,154,004
Casino Guichard Perrachon	8,803	431,160
Cie de Saint-Gobain	92,969	4,909,231

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Cie Generale des Etablissements Michelin	31,798	$4,707,463
CNP Assurances	27,678	698,709
Credit Agricole	227,599	3,711,005
Danone	116,657	9,458,816
Dassault Aviation	386	737,420
Dassault Systemes	26,106	3,550,245
Edenred	39,862	1,386,502
Eiffage	12,841	1,462,478
Electricite de France	98,289	1,423,082
Engie	340,089	5,678,973
Essilor International Cie Generale d’Optique	38,628	5,210,942
Eurazeo	6,552	603,287
Eurofins Scientific	2,286	1,204,662
Eutelsat Communications	29,393	582,583
Faurecia	14,765	1,194,726
Fonciere Des Regions	5,702	629,036
Gecina	9,759	1,693,494
Getlink	78,710	1,123,445
Hermes International	6,370	3,775,827
ICADE	6,915	671,340
Iliad	5,491	1,136,771
Imerys	5,370	521,877
Ingenico Group	10,027	813,863
Ipsen	6,656	1,034,580
JCDecaux	12,510	435,040
Kering	14,735	7,067,160
Klepierre	43,066	1,735,870
Lagardere	19,870	567,570
Legrand	53,296	4,181,642
L’Oreal	48,999	11,066,847
LVMH Moet Hennessy Louis Vuitton	52,795	16,270,005
Natixis	195,108	1,600,920
Orange	378,117	6,427,176
Pernod Ricard	40,191	6,688,520
Peugeot	104,812	2,523,808
Publicis Groupe	41,120	2,863,260
Remy Cointreau	3,954	564,014
Renault	35,645	4,325,443
Rexel	50,882	861,928
Safran	64,883	6,886,011
Sanofi	215,407	17,284,277
†Schneider Electric	106,646	9,391,394
SCOR	35,885	1,465,013
SEB	3,788	724,531
SES FDR	71,465	967,348
Societe BIC	4,842	481,691
Societe Generale	146,057	7,932,413
Sodexo	17,600	1,771,405
STMicroelectronics	118,946	2,646,994
Suez	76,454	1,107,815

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Teleperformance	11,237	$1,742,598
Thales	21,488	2,617,742
TOTAL	456,436	26,162,769
†Ubisoft Entertainment	12,266	1,038,097
Unibail-Rodamco	19,865	4,537,635
Valeo	47,989	3,174,477
Veolia Environnement	97,375	2,313,375
Vinci	96,363	9,491,284
Vivendi	205,068	5,318,402
Wendel	4,961	773,580

		302,313,618

Germany–8.91%
1&1 Drillisch	10,313	695,840
adidas	35,822	8,715,401
Allianz	84,600	19,124,440
Axel Springer	10,855	908,056
BASF	174,087	17,655,444
Bayer	156,775	17,673,835
Bayerische Motoren Werke	62,829	6,833,896
Beiersdorf	20,508	2,324,123
Brenntag	28,832	1,716,431
†Commerzbank	198,650	2,578,938
Continental	20,808	5,747,409
Covestro	31,388	3,090,686
Daimler	182,233	15,526,258
Deutsche Bank	401,944	5,607,306
Deutsche Boerse	35,811	4,895,484
Deutsche Lufthansa	39,241	1,254,438
Deutsche Post	188,822	8,270,275
Deutsche Telekom	645,930	10,567,870
Deutsche Wohnen	65,291	3,046,475
E.ON	407,951	4,533,189
Evonik Industries	33,374	1,176,880
Fraport Frankfurt Airport Services Worldwide	6,547	646,138
Fresenius & Co.	77,659	5,938,181
Fresenius Medical Care & Co.	42,990	4,390,687
GEA Group	34,126	1,451,268
Hannover Rueck	11,252	1,535,134
HeidelbergCement	30,004	2,947,652
Henkel	21,030	2,649,437
HOCHTIEF	3,454	645,653
HUGO BOSS	11,260	980,936
Infineon Technologies	214,883	5,778,899
Innogy	23,368	1,107,627
K+S	32,225	930,724
KION Group	12,379	1,155,712
LANXESS	17,079	1,309,210
†Linde	35,370	7,474,011
MAN	6,236	727,177
Merck	26,037	2,498,196

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
METRO	31,210	$552,114
MTU Aero Engines	10,113	1,704,423
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	28,981	6,739,284
OSRAM Licht	19,342	1,423,325
ProSiebenSat.1 Media	48,161	1,668,128
†QIAGEN	39,947	1,291,421
RTL Group	6,515	540,901
†RWE	104,953	2,594,251
SAP	186,431	19,571,875
Siemens	145,045	18,507,354
†Siemens Healthineers	14,321	588,551
Symrise	25,259	2,033,841
Telefonica Deutschland Holding	131,416	617,511
thyssenkrupp	74,760	1,952,141
Uniper	39,144	1,192,918
United Internet	25,439	1,602,928
Volkswagen	5,465	1,093,823
Vonovia	94,241	4,673,394
Wirecard	22,829	2,706,188
†Zalando	23,491	1,281,873

		256,445,560

∎Hong Kong–3.54%
AIA Group	2,290,000	19,576,473
ASM Pacific Technology	57,800	814,306
Bank of East Asia	220,645	884,102
BOC Hong Kong Holdings	741,500	3,637,636
CK Asset Holdings	503,424	4,248,432
CK Hutchison Holdings	511,660	6,147,733
CK Infrastructure Holdings	112,000	917,986
CLP Holdings	329,500	3,359,585
First Pacific	369,750	200,950
Galaxy Entertainment Group	473,000	4,341,520
Hang Lung Group	148,000	485,363
Hang Lung Properties	388,000	910,646
Hang Seng Bank	153,400	3,564,187
Henderson Land Development	247,231	1,621,112
HK Electric Investments	446,308	432,779
HKT Trust	706,592	890,860
Hong Kong & China Gas	1,688,417	3,479,423
Hong Kong Exchanges & Clearing	227,536	7,494,365
Hongkong Land Holdings	231,000	1,595,982
Hysan Development	105,850	561,729
Jardine Matheson Holdings	43,800	2,699,233
Jardine Strategic Holdings	41,500	1,595,414
Kerry Properties	101,531	459,122
Kingston Financial Group	794,000	357,166
Li & Fung	992,000	489,033
Link REIT	403,715	3,460,533
Melco Resorts & Entertainment ADR	51,846	1,502,497
MGM China Holdings	135,995	353,708

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Minth Group	144,000	$660,686
MTR	290,487	1,568,093
New World Development	1,046,675	1,491,778
NWS Holdings	271,490	494,507
PCCW	636,596	369,460
Power Assets Holdings	281,500	2,514,748
Sands China	465,868	2,531,683
Shangri-La Asia	254,166	516,073
Sino Land	540,641	876,298
SJM Holdings	287,591	251,957
Sun Hung Kai Properties	288,005	4,571,495
Swire Pacific Class A	91,500	926,583
Swire Properties	196,961	692,747
Techtronic Industries	285,500	1,675,625
WH Group	1,658,793	1,777,373
Wharf Holdings	247,000	855,186
†Wharf Real Estate Investment	247,000	1,614,488
Wheelock & Co.	137,000	1,004,901
Wynn Macau	271,153	993,839
Yue Yuen Industrial Holdings	118,500	474,766

		101,944,161

Ireland–0.65%
†AerCap Holdings	27,988	1,419,551
AIB Group	158,367	953,268
†Bank of Ireland Group	189,676	1,662,111
CRH	162,662	5,509,676
Kerry Group Class A	31,945	3,238,874
Paddy Power Betfair	15,571	1,598,847
†Ryanair Holdings ADR	5,317	653,193
WPP	232,374	3,692,803

		18,728,323

Israel–0.43%
Azrieli Group	6,290	302,366
Bank Hapoalim	182,788	1,257,018
Bank Leumi Le-Israel	299,849	1,811,221
Bezeq The Israeli Telecommunication	354,913	454,894
†Check Point Software Technologies	26,364	2,619,000
Elbit Systems	3,945	475,017
Frutarom Industries	6,428	591,039
Israel Chemicals	85,880	364,586
Mizrahi Tefahot Bank	17,430	333,887
†Nice	10,087	942,491
Teva Pharmaceutical Industries	139,930	2,387,625
Teva Pharmaceutical Industries ADR	42,069	718,959

		12,258,103

Italy–2.36%
Assicurazioni Generali	231,198	4,444,143
Atlantia	91,532	2,836,244
Davide Campari-Milano	112,954	855,155
Enel	1,581,766	9,679,164

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Eni	484,488	$8,534,383
Ferrari	24,824	2,984,136
†Fiat Chrysler Automobiles	214,521	4,375,434
Intesa Sanpaolo	2,621,739	9,545,765
Intesa Sanpaolo RSP	156,997	594,679
Leonardo	84,063	972,200
Luxottica Group	34,666	2,153,612
Mediobanca Banca di Credito Finanziario	119,894	1,409,522
Poste Italiane	93,206	851,377
Prysmian	42,834	1,345,080
Recordati	18,504	682,711
Snam	462,974	2,128,203
†Telecom Italia	2,324,443	2,207,045
Telecom Italia RSP	1,014,860	844,945
Tenaris	88,192	1,524,494
Terna Rete Elettrica Nazionale	253,807	1,483,221
†UniCredit	382,319	7,990,903
UnipolSai Assicurazioni	165,713	394,023

		67,836,439

Japan–24.10%
ABC-Mart	4,800	316,098
†Acom	67,200	301,768
Aeon	119,700	2,128,857
AEON Financial Service	19,500	452,151
Aeon Mall	16,390	344,718
Air Water	24,000	469,118
Aisin Seiki	34,700	1,893,682
Ajinomoto	110,700	2,010,338
Alfresa Holdings	29,600	668,391
Alps Electric	42,000	1,039,675
Amada Holdings	57,300	696,508
ANA Holdings	19,900	771,128
Aozora Bank	25,200	1,011,436
Asahi Glass	39,200	1,642,764
Asahi Group Holdings	71,200	3,829,037
Asahi Kasei	254,000	3,394,924
Asics	29,200	543,878
Astellas Pharma	385,400	5,895,075
Bandai Namco Holdings	35,400	1,145,675
Bank of Kyoto	10,200	578,014
Benesse Holdings	10,300	374,707
Bridgestone	121,000	5,323,256
Brother Industries	39,700	920,541
Calbee	12,400	421,350
Canon	207,500	7,527,749
Casio Computer	39,300	585,406
Central Japan Railway	26,800	5,114,583
Chiba Bank	128,000	1,046,520
Chubu Electric Power	125,300	1,798,273
Chugai Pharmaceutical	45,900	2,330,266

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Chugoku Electric Power	46,900	$572,950
Coca-Cola Bottlers Japan Holdings Class C	21,900	904,416
Concordia Financial Group	241,900	1,365,880
Credit Saison	24,400	408,397
†CYBERDYNE	16,000	229,460
Dai Nippon Printing	47,000	976,703
Daicel	47,100	517,203
Daifuku	19,200	1,138,320
Dai-ichi Life Insurance	198,400	3,662,757
Daiichi Sankyo	104,900	3,518,961
Daikin Industries	47,000	5,221,378
Daito Trust Construction	14,000	2,383,737
Daiwa House Industry	104,400	4,021,836
Daiwa House REIT Investment	230	556,116
Daiwa Securities Group	322,000	2,072,357
DeNA	17,700	322,367
Denso	89,900	4,944,904
Dentsu	41,900	1,851,682
Disco	5,100	1,090,091
Don Quijote Holdings	21,600	1,237,902
East Japan Railway	63,800	5,964,909
Eisai	53,900	3,470,438
Electric Power Development	24,700	636,666
FamilyMart UNY Holdings	13,900	1,158,105
FANUC	37,700	9,702,214
Fast Retailing	9,900	3,977,158
Fuji Electric	127,000	874,991
FUJIFILM Holdings	80,800	3,226,642
Fujitsu	397,000	2,412,542
Fukuoka Financial Group	136,000	745,032
Hachijuni Bank	96,200	522,818
Hakuhodo DY Holdings	45,700	630,850
Hamamatsu Photonics	25,800	992,543
Hankyu Hanshin Holdings	49,500	1,853,974
Hikari Tsushin	5,000	806,531
Hino Motors	47,200	613,810
Hirose Electric	7,287	1,006,685
Hisamitsu Pharmaceutical	13,200	1,020,403
Hitachi	918,000	6,686,351
Hitachi Chemical	17,500	390,950
Hitachi Construction Machinery	17,400	675,414
Hitachi High-Technologies	14,900	708,325
Hitachi Metals	34,000	399,595
Honda Motor	324,600	11,236,546
Hoshizaki	10,400	927,171
Hoya	71,000	3,586,397
Hulic	50,200	547,063
Idemitsu Kosan	29,700	1,136,344
IHI	26,000	811,173
Iida Group Holdings	25,000	467,316
Inpex	185,000	2,295,727

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Isetan Mitsukoshi Holdings	56,500	$625,208
Isuzu Motors	101,400	1,553,598
ITOCHU	282,300	5,512,521
J Front Retailing	43,000	726,243
Japan Airlines	20,200	822,466
Japan Airport Terminal	7,300	283,430
Japan Exchange Group	107,200	2,007,228
Japan Post Bank	68,200	925,537
Japan Post Holdings	308,400	3,747,806
Japan Prime Realty Investment	140	508,623
Japan Real Estate Investment	220	1,143,604
Japan Retail Fund Investment	523	1,014,169
Japan Tobacco	205,100	5,859,095
JFE Holdings	106,400	2,146,232
JGC	34,900	759,863
JSR	31,300	704,436
JTEKT	37,600	554,027
JXTG Holdings	620,960	3,785,732
Kajima	185,000	1,739,253
Kakaku.com	22,800	403,500
Kamigumi	20,500	459,546
Kaneka	43,000	427,745
Kansai Electric Power	144,000	1,882,739
Kansai Paint	36,800	860,134
Kao	93,800	7,041,894
Kawasaki Heavy Industries	29,500	951,953
KDDI	352,200	9,070,711
Keihan Holdings	17,200	533,628
Keikyu	39,500	694,284
Keio	19,400	836,147
Keisei Electric Railway	23,000	707,968
Keyence	18,888	11,798,543
Kikkoman	25,000	1,013,559
Kintetsu Group Holdings	37,700	1,481,289
Kirin Holdings	160,700	4,278,170
†Kobe Steel	52,100	516,797
Koito Manufacturing	23,400	1,634,121
Komatsu	175,000	5,862,319
Konami Holdings	15,200	774,089
Konica Minolta	76,200	647,773
Kose	5,400	1,135,204
Kubota	211,400	3,726,477
Kuraray	74,000	1,283,035
Kurita Water Industries	16,000	516,526
Kyocera	64,200	3,640,018
Kyowa Hakko Kirin	43,700	949,057
Kyushu Electric Power	71,900	868,374
Kyushu Financial Group	68,000	339,618
Kyushu Railway	28,000	873,509
Lawson	9,400	642,605
†LINE	7,000	275,487
Lion	40,000	820,871

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
LIXIL Group	55,200	$1,224,484
M3	44,200	2,030,898
Mabuchi Motor	8,200	407,933
Makita	44,000	2,179,503
Marubeni	336,100	2,454,382
Marui Group	39,100	788,467
Maruichi Steel Tube	14,100	429,693
Mazda Motor	110,800	1,481,820
McDonald’s Holdings	13,100	619,968
Mebuki Financial Group	198,510	771,090
Medipal Holdings	37,600	784,749
MEIJI Holdings	22,268	1,710,560
MINEBEA MITSUMI	80,300	1,726,588
MISUMI Group	57,100	1,581,421
Mitsubishi	287,300	7,733,846
Mitsubishi Chemical Holdings	264,600	2,576,270
Mitsubishi Electric	366,100	5,942,005
Mitsubishi Estate	250,100	4,189,535
Mitsubishi Gas Chemical	30,500	736,049
Mitsubishi Heavy Industries	64,900	2,502,479
Mitsubishi Materials	18,800	557,277
Mitsubishi Motors	121,700	870,338
Mitsubishi Tanabe Pharma	39,700	802,072
Mitsubishi UFJ Financial Group	2,257,100	14,999,823
Mitsubishi UFJ Lease & Finance	106,000	634,998
Mitsui & Co.	317,900	5,470,380
Mitsui Chemicals	38,000	1,206,471
Mitsui Fudosan	178,700	4,314,042
Mitsui OSK Lines	19,300	548,076
Mixi	8,300	310,542
Mizuho Financial Group	4,690,920	8,548,632
MS&AD Insurance Group Holdings	88,554	2,750,798
Murata Manufacturing	35,600	4,913,945
Nabtesco	19,000	740,019
Nagoya Railroad	31,000	791,030
NEC	54,200	1,523,508
†Nexon	83,600	1,417,328
NGK Insulators	54,500	944,047
NGK Spark Plug	30,000	722,881
NH Foods	17,500	718,562
Nidec	45,300	6,972,066
Nikon	57,400	1,037,555
Nintendo	22,000	9,774,013
Nippon Building Fund	237	1,314,599
Nippon Electric Glass	19,800	573,967
Nippon Express	14,000	926,296
Nippon Paint Holdings	27,400	1,009,228
Nippon Prologis REIT	400	868,776
Nippon Steel & Sumitomo Metal	152,422	3,346,414
Nippon Telegraph & Telephone	129,100	6,022,912
Nippon Yusen	27,200	534,043
Nissan Chemical Industries	20,700	859,909

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nissan Motor	429,900	$4,437,489
Nisshin Seifun Group	31,765	631,199
Nissin Foods Holdings	9,900	686,867
Nitori Holdings	16,200	2,840,929
Nitto Denko	33,300	2,516,785
NOK	14,100	275,340
Nomura Holdings	669,900	3,906,399
Nomura Real Estate Holdings	21,000	493,107
Nomura Real Estate Master Fund	690	960,285
Nomura Research Institute	22,869	1,080,540
NSK	74,300	999,577
NTT Data	131,500	1,381,769
NTT DOCOMO	255,200	6,505,925
Obayashi	127,400	1,403,421
Obic	10,900	918,521
Odakyu Electric Railway	51,500	1,049,134
Oji Holdings	169,000	1,089,249
Olympus	59,500	2,275,225
Omron	39,300	2,297,342
Ono Pharmaceutical	80,100	2,548,525
Oracle Corp. Japan	5,900	489,664
Oriental Land	40,200	4,113,150
ORIX	244,900	4,388,846
Osaka Gas	77,800	1,547,360
Otsuka	17,600	897,297
Otsuka Holdings	71,800	3,601,466
Panasonic	412,700	5,926,575
Park24	17,800	485,716
Persol Holdings	34,500	1,002,456
Pola Orbis Holdings	14,000	583,621
Rakuten	189,900	1,569,263
Recruit Holdings	204,400	5,123,004
†Renesas Electronics	129,200	1,298,819
Resona Holdings	449,700	2,417,116
Ricoh	138,600	1,369,205
Rinnai	5,400	513,562
Rohm	19,500	1,850,956
Ryohin Keikaku	4,700	1,570,227
Sankyo	7,600	265,867
Santen Pharmaceutical	62,800	1,051,647
SBI Holdings	35,870	842,802
Secom	42,300	3,150,724
Sega Sammy Holdings	31,700	513,614
Seibu Holdings	30,000	525,975
Seiko Epson	58,100	1,006,863
Sekisui Chemical	82,800	1,452,059
Sekisui House	120,000	2,195,735
Seven & i Holdings	140,500	6,017,944
Seven Bank	91,400	293,215
†Sharp	28,100	841,573
Shimadzu	53,500	1,475,802
Shimamura	3,500	436,409

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Shimano	15,200	$2,193,455
Shimizu	108,300	966,117
Shin-Etsu Chemical	75,600	7,885,774
Shinsei Bank	30,100	466,944
Shionogi & Co.	59,600	3,103,582
Shiseido	70,200	4,508,035
Shizuoka Bank	90,000	865,487
Showa Shell Sekiyu	36,300	494,150
SMC	11,100	4,515,470
SoftBank Group	155,900	11,628,778
Sohgo Security Services	11,900	584,808
Sompo Holdings	71,275	2,871,887
Sony	238,700	11,744,115
Sony Financial Holdings	29,300	535,022
Stanley Electric	25,300	949,931
Start Today	40,400	1,051,510
Subaru	122,900	4,068,331
SUMCO	45,600	1,190,961
Sumitomo	218,500	3,660,428
Sumitomo Chemical	322,000	1,868,148
Sumitomo Dainippon Pharma	36,600	611,421
Sumitomo Electric Industries	153,100	2,339,905
Sumitomo Heavy Industries	23,000	878,770
Sumitomo Metal Mining	51,000	2,109,443
Sumitomo Mitsui Financial Group	253,400	10,750,313
Sumitomo Mitsui Trust Holdings	67,346	2,753,047
Sumitomo Realty & Development	73,000	2,727,763
Sumitomo Rubber Industries	28,800	530,995
Sundrug	12,600	589,755
Suntory Beverage & Food	29,000	1,411,735
Suruga Bank	29,100	408,393
Suzuken Aichi	13,050	549,124
Suzuki Motor	68,900	3,740,812
Sysmex	30,300	2,753,117
T&D Holdings	96,500	1,534,946
Taiheiyo Cement	19,800	711,203
Taisei	42,000	2,154,168
Taisho Pharmaceutical Holdings	7,700	761,277
Taiyo Nippon Sanso	21,900	331,829
Takashimaya	70,000	672,889
Takeda Pharmaceutical	135,400	6,602,274
TDK	24,100	2,147,038
Teijin	31,600	600,476
Terumo	65,300	3,396,373
THK	20,300	844,478
Tobu Railway	33,400	1,020,518
Toho (Tokyo)	24,600	818,811
Toho Gas	12,000	375,076
Tohoku Electric Power	94,800	1,289,587
Tokio Marine Holdings	128,100	5,808,420
†Tokyo Electric Power Holdings	283,800	1,111,638
Tokyo Electron	30,500	5,642,229

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Gas	80,000	$2,137,616
Tokyo Tatemono	32,000	484,386
Tokyu	104,000	1,637,716
Tokyu Fudosan Holdings	86,300	620,928
Toppan Printing	89,000	731,576
Toray Industries	296,300	2,818,538
†Toshiba	1,270,000	3,704,248
Tosoh	52,000	1,025,466
TOTO	29,400	1,541,464
Toyo Seikan Group Holdings	27,500	410,341
Toyo Suisan Kaisha	13,900	549,280
Toyoda Gosei	10,900	252,439
Toyota Industries	32,000	1,934,538
Toyota Motor	496,500	32,238,561
Toyota Tsusho	41,700	1,409,230
Trend Micro	25,100	1,480,192
Tsuruha Holdings	6,500	935,499
Unicharm	82,600	2,382,477
United Urban Investment	599	938,329
USS	37,900	775,715
West Japan Railway	33,400	2,367,953
Yahoo Japan	279,400	1,307,843
Yakult Honsha	17,300	1,296,793
Yamada Denki	105,800	642,917
Yamaguchi Financial Group	32,000	395,997
Yamaha	28,600	1,256,248
Yamaha Motor	57,700	1,716,689
Yamato Holdings	68,600	1,724,341
Yamazaki Baking	28,900	605,467
Yaskawa Electric	52,300	2,372,095
Yokogawa Electric	50,700	1,027,951
Yokohama Rubber	16,000	370,821

		693,661,604

Netherlands–4.33%
ABN AMRO Group CVA	76,594	2,309,567
Akzo Nobel	49,043	4,633,727
†Altice Class A	97,407	805,015
ASML Holding	73,501	14,574,780
Boskalis Westminster	16,280	477,171
CNH Industrial	207,500	2,564,085
EXOR	18,655	1,327,940
Heineken	50,409	5,421,692
Heineken Holding	20,589	2,122,919
ING Groep	734,140	12,388,765
Koninklijke Ahold Delhaize	238,443	5,650,127
Koninklijke DSM	36,604	3,638,325
Koninklijke KPN	692,779	2,083,181
Koninklijke Philips	184,121	7,050,364
Koninklijke Vopak	11,600	569,560
NN Group	59,231	2,631,632
†NXP Semiconductors	65,720	7,689,240

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
Randstad Holding	20,765	$1,367,583
RELX	193,102	4,002,792
Royal Dutch Shell Class B	710,988	22,878,483
Unilever CVA	308,547	17,416,072
Wolters Kluwer	56,250	2,991,650

		124,594,670

New Zealand–0.15%
Auckland International Airport	175,400	778,321
Fisher & Paykel Healthcare	110,969	1,063,024
Fletcher Building	113,652	498,325
Mercury	115,924	271,061
Meridian Energy	215,758	446,265
Ryman Healthcare	58,695	451,676
Spark New Zealand	302,819	734,771

		4,243,443

Norway–0.69%
DNB	195,739	3,855,517
Gjensidige Forsikring	32,572	599,072
Marine Harvest	85,935	1,737,045
Norsk Hydro	274,794	1,629,992
Orkla	168,001	1,810,546
Schibsted Class B	15,002	383,975
Statoil	218,013	5,159,926
Telenor	151,104	3,436,276
Yara International	31,230	1,334,461

		19,946,810

Portugal–0.16%
Energias de Portugal	486,724	1,849,360
Galp Energia	103,089	1,944,125
Jeronimo Martins	41,950	763,012

		4,556,497

Singapore–1.31%
Ascendas Real Estate Investment Trust	514,387	1,036,115
CapitaLand	533,300	1,460,437
CapitaLand Commercial Trust	572,156	802,040
CapitaLand Mall Trust	545,400	868,179
City Developments	90,100	897,776
ComfortDelGro	363,000	569,839
DBS Group Holdings	336,395	7,105,453
Genting Singapore	1,017,800	844,188
Golden Agri-Resources	1,199,480	321,558
Hutchison Port Holdings Trust	909,400	269,412
Jardine Cycle & Carriage	22,288	588,769
Keppel	246,515	1,473,967
Oversea-Chinese Banking	594,055	5,852,037
SATS	113,200	444,841
Sembcorp Industries	151,000	361,113
Singapore Airlines	91,000	756,178
Singapore Exchange	135,000	762,133

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Singapore Press Holdings	341,200	$658,320
Singapore Technologies Engineering	338,800	932,010
Singapore Telecommunications	1,630,000	4,209,801
StarHub	118,000	207,712
Suntec Real Estate Investment Trust	451,000	653,890
United Overseas Bank	262,985	5,533,788
UOL Group	77,051	505,198
Wilmar International	283,300	690,698

		37,805,452

South Africa–0.02%
Mediclinic International	62,675	528,798

		528,798

Spain–3.15%
Abertis Infraestructuras	139,920	3,136,716
ACS Actividades de Construccion y Servicios	43,202	1,685,548
Aena	13,671	2,756,668
Amadeus IT Group	83,042	6,145,368
Banco Bilbao Vizcaya Argentaria	1,296,765	10,269,823
Banco de Sabadell	1,084,927	2,219,142
Banco Santander	3,061,439	20,038,278
Bankia	208,766	936,515
Bankinter	120,397	1,239,528
CaixaBank	719,255	3,429,163
Enagas	38,184	1,045,660
Endesa	65,741	1,448,287
Ferrovial	100,643	2,104,215
Gas Natural SDG	61,664	1,471,801
Grifols	61,295	1,737,766
Iberdrola	1,129,801	8,307,871
Industria de Diseno Textil	203,609	6,401,193
Mapfre	181,469	603,745
Red Electrica	88,653	1,830,013
Repsol	243,730	4,332,458
Siemens Gamesa Renewable Energy	42,189	678,102
Telefonica	905,403	8,969,697

		90,787,557

Sweden–2.78%
Alfa Laval	61,046	1,446,672
†ArcelorMittal	124,542	3,955,739
Assa Abloy Class B	200,049	4,336,149
Atlas Copco Class A	124,955	5,427,021
Atlas Copco Class B	78,670	3,071,722
Boliden	56,006	1,970,763
Electrolux Class B	49,478	1,562,491
†Essity Class B	121,674	3,371,973
Getinge Class B	40,033	455,881
Hennes & Mauritz Class B	189,114	2,825,199
Hexagon Class B	52,310	3,122,330
Husqvarna Class B	76,246	737,098

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
ICA Gruppen	14,943	$529,781
Industrivarden Class C	25,640	597,978
Investor Class B	90,979	4,041,610
Kinnevik Class B	48,587	1,755,362
L E Lundbergforetagen Class B	6,376	458,359
†Lundin Petroleum	31,520	796,286
Millicom International Cellular SDR	11,134	761,952
Nordea Bank	568,076	6,078,393
Sandvik	226,103	4,142,483
Securitas Class B	53,264	906,902
Skandinaviska Enskilda Banken Class A	304,068	3,194,632
Skanska Class B	66,792	1,369,426
SKF Class B	67,025	1,373,146
Svenska Handelsbanken Class A	304,811	3,815,271
Swedbank Class A	180,474	4,055,314
Swedish Match	31,779	1,440,152
Tele2 Class B	56,196	676,731
Telefonaktiebolaget LM Ericsson Class B	565,906	3,603,666
Telia	526,440	2,480,446
Volvo Class B	308,957	5,655,265

		80,016,193

Switzerland–8.08%
ABB	358,411	8,522,369
Adecco Group	32,946	2,346,745
Baloise Holding	10,323	1,579,251
Barry Callebaut	344	672,782
Chocoladefabriken Lindt & Spruengli Class R	21	1,528,640
Chocoladefabriken Lindt & Spruengli PC	217	1,346,315
Cie Financiere Richemont Class A	99,561	8,946,737
†Clariant	45,189	1,081,054
†Credit Suisse Group	462,661	7,770,404
†Dufry	7,390	970,675
EMS-Chemie Holding	1,378	871,740
Geberit	7,433	3,287,039
Givaudan	1,848	4,215,921
†Glencore	2,310,209	11,479,962
†Julius Baer Group	45,310	2,788,445
Kuehne + Nagel International Class R	11,035	1,738,069
†LafargeHolcim	84,366	4,622,807
†Lonza Group	14,907	3,515,654
Nestle	592,781	46,854,316
Novartis	423,197	34,228,544
Pargesa Holding Bearer Shares	8,576	760,938
Partners Group Holding	3,523	2,621,551
Roche Holding	133,626	30,653,420
Schindler Holding	3,438	720,273
Schindler Holding PC	7,448	1,607,038

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
SGS	1,039	$2,555,866
Sika	433	3,396,519
Sonova Holding	10,736	1,706,840
Straumann Holding Class R	1,686	1,063,770
Swatch Group	6,259	2,761,754
Swatch Group Bearer Shares	12,067	1,011,967
†Swiss Life Holding	6,604	2,353,451
Swiss Prime Site	12,045	1,165,656
Swiss Re	61,165	6,242,912
Swisscom	5,241	2,600,082
†UBS Group	691,344	12,180,739
Vifor Pharma	8,627	1,330,303
Zurich Insurance Group	28,862	9,520,487

		232,621,035

United Kingdom–15.75%
3i Group	197,413	2,382,747
Admiral Group	35,605	921,543
Aegon	320,608	2,163,084
Anglo American (London Stock Exchange)	252,256	5,876,220
Antofagasta	66,393	858,386
Ashtead Group	101,347	2,763,402
Associated British Foods	71,759	2,508,804
AstraZeneca	239,701	16,477,343
Auto Trader Group	168,540	828,445
Aviva	784,045	5,471,920
Babcock International Group	41,546	389,977
BAE Systems	590,929	4,834,799
Barclays	3,247,382	9,489,197
Barratt Developments	208,017	1,547,920
Berkeley Group Holdings	22,114	1,175,570
BHP Billiton (London Stock Exchange)	402,374	7,952,203
BP	3,806,459	25,674,960
British American Tobacco	363,274	20,999,733
British American Tobacco ADR	78,459	4,526,300
British Land	192,836	1,738,290
BT Group	1,591,441	5,079,579
Bunzl	68,569	2,016,364
Burberry Group	89,452	2,132,222
Capita	112,215	226,789
Carnival	37,931	2,441,370
Centrica	1,016,953	2,028,888
†Cobham	402,558	693,693
Coca-Cola European Partners	44,629	1,857,183
†Coca-Cola HBC	38,089	1,409,547
Compass Group	295,742	6,038,742
ConvaTec Group	291,389	812,958
Croda International	22,097	1,419,541
DCC	18,319	1,687,860
Diageo	472,421	15,977,142

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Direct Line Insurance Group	242,254	$1,297,152
easyJet	26,750	602,996
Experian	181,040	3,915,293
Ferguson	45,835	3,447,243
Fresnillo	36,441	650,685
G4S	261,232	909,194
GKN	301,284	1,952,879
GlaxoSmithKline	931,871	18,097,904
GVC Holdings	103,717	1,340,179
Hammerson	133,317	1,004,976
Hargreaves Lansdown	43,922	1,008,169
HSBC Holdings	3,805,143	35,733,009
IMI	45,784	694,503
Imperial Brands	178,145	6,065,749
InterContinental Hotels Group	37,030	2,218,564
International Consolidated Airlines Group	34,180	295,926
International Consolidated Airlines Group (London Stock Exchange)	102,223	882,322
Intertek Group	32,884	2,152,527
Investec	139,504	1,078,130
ITV	712,834	1,442,969
J Sainsbury	333,823	1,119,804
John Wood Group	132,407	1,006,112
Johnson Matthey	38,061	1,623,728
Kingfisher	436,260	1,789,670
Land Securities Group	151,148	1,988,646
Legal & General Group	1,191,161	4,315,878
Lloyds Banking Group	13,789,112	12,542,944
London Stock Exchange Group	63,037	3,650,016
Marks & Spencer Group	337,057	1,280,296
Meggitt	130,524	791,828
Merlin Entertainments	119,494	581,047
Micro Focus International ADR	88,542	1,243,130
Mondi	75,020	2,016,395
National Grid	633,494	7,130,916
Next	27,365	1,829,323
Old Mutual	902,060	3,035,337
Pearson	161,264	1,700,191
Persimmon	63,027	2,236,970
Prudential	488,383	12,204,047
Randgold Resources	19,248	1,599,048
Reckitt Benckiser Group	129,973	10,970,734
RELX	196,316	4,032,692
Rio Tinto (London Stock Exchange)	234,902	11,919,878
†Rolls-Royce Holdings	331,333	4,050,918
†Royal Bank of Scotland Group	722,624	2,628,778
Royal Dutch Shell Class A	863,579	27,322,364
Royal Mail	151,527	1,150,057
RSA Insurance Group	210,221	1,861,184
Sage Group	210,171	1,888,478
Schroders	23,299	1,045,386

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Segro	171,822	$1,450,080
Severn Trent	41,713	1,079,890
Shire	170,309	8,476,249
Sky	189,239	3,446,436
Smith & Nephew	175,979	3,292,038
Smiths Group	81,390	1,731,275
SSE	193,948	3,479,299
St James’s Place	92,031	1,403,092
Standard Chartered	624,533	6,259,296
Standard Life Aberdeen	540,510	2,728,322
Taylor Wimpey	674,538	1,747,525
Tesco	1,884,946	5,455,426
Travis Perkins	42,088	729,725
TUI	77,915	1,670,778
Unilever	238,706	13,239,244
United Utilities Group	133,977	1,345,492
Vodafone Group	5,045,165	13,803,728
Weir Group	36,659	1,027,612
Whitbread	37,636	1,953,573
Wm Morrison Supermarkets	392,650	1,178,095

		453,246,060

Total Common Stock (Cost $2,184,055,255)		2,809,889,045

ΔPREFERRED STOCK–0.56%
Germany–0.56%
Bayerische Motoren Werke 4.57%	10,228	959,788
FUCHS PETROLUB 2.06%	12,670	687,787
Henkel 1.52%	32,985	4,335,980
Porsche Automobil Holding 1.51%	30,053	2,505,170
Schaeffler 3.96%	27,682	427,521
Volkswagen 1.26%	36,092	7,193,639

Total Preferred Stock (Cost $11,850,797)		16,109,885

MONEY MARKET FUND–0.99%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	28,640,762	28,640,762

Total Money Market Fund (Cost $28,640,762)		28,640,762

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.19% (Cost $2,224,546,814)	$2,854,639,692
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.81%	23,237,342

NET ASSETS APPLICABLE TO 292,992,249 SHARES OUTSTANDING–100.00%	$2,877,877,034

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«	Includes $2,403,000 cash collateral held at broker for futures contracts and $515,310 variation margin due from broker on futures contracts as of March 31, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
RBC	DKK	(1,210,701)	USD	200,000	4/3/18	$99

Futures Contract

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation
Equity Contracts:
534 E-mini MSCI EAFE Index	$53,416,020	$53,908,075	6/18/18	$(492,055)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amount presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CDI–Chess Depository Interest

CVA–Dutch Certificate

DKK–Danish Krone

EAFE–Europe Australasia Far East

FDR–Fiduciary Depositary Receipt

HSBC–Hong Kong and Shanghai Banking Corporation

MSCI–Morgan Stanley Capital International

PC–Participation Certificate

RBC–Royal Bank of Canada

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SDR–Special Drawing Right

USD–United States Dollar

See accompanying notes.

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Australia	$—	$188,235,334	$—	$188,235,334
Austria	—	8,003,162	—	8,003,162
Belgium	—	31,893,657	—	31,893,657
China	—	273,827	—	273,827
Denmark	—	51,665,156	—	51,665,156
Finland	—	28,283,586	—	28,283,586
France	9,434,951	292,878,667	—	302,313,618
Germany	588,551	255,857,009	—	256,445,560
Hong Kong	1,502,497	100,441,664	—	101,944,161
Ireland	7,863,733	10,864,590	—	18,728,323
Israel	3,337,959	8,920,144	—	12,258,103
Italy	—	67,836,439	—	67,836,439
Japan	—	693,661,604	—	693,661,604
Netherlands	13,110,932	111,483,738	—	124,594,670
New Zealand	—	4,243,443	—	4,243,443
Norway	1,334,461	18,612,349	—	19,946,810
Portugal	—	4,556,497	—	4,556,497
Singapore	—	37,805,452	—	37,805,452
South Africa	—	528,798	—	528,798
Spain	—	90,787,557	—	90,787,557
Sweden	—	80,016,193	—	80,016,193
Switzerland	—	232,621,035	—	232,621,035
United Kingdom	9,882,290	443,363,770	—	453,246,060
Preferred Stock	—	16,109,885	—	16,109,885
Money Market Fund	28,640,762	—	—	28,640,762

Total Investments	$75,696,136	$2,778,943,556	$—	$2,854,639,692

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$99	$—	$99

Liabilities:
Futures Contracts	$(492,055)	$—	$—	$(492,055)

The security that has been valued at zero on the “Schedule of Investments” is considered to be a Level 3 investments in this table.

As a result of utilizing international fair value pricing at March 31, 2018, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA International Index Fund–13

LVIP SSGA International Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–95.05%
INVESTMENT COMPANY–95.05%
International Equity Fund–95.05%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	40,680,959	$399,609,060

Total Affiliated Investment (Cost $335,602,480)		399,609,060

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–4.62%
Common Stock–0.02%
China Merchants Shekou Industrial Zone Holdings	19,861	$70,430

		70,430

Money Market Fund–4.60%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	19,349,017	19,349,017

		19,349,017

Total Unaffiliated Investments (Cost $19,401,376)		19,419,447

TOTAL VALUE OF SECURITIES–99.67% (Cost $355,003,856)	419,028,507
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	1,367,443

NET ASSETS APPLICABLE TO 42,458,707 SHARES OUTSTANDING–100.00%	$420,395,950

*	Standard Class shares.

«	Includes $1,414,172 cash collateral and $193,411 variation margin held at broker for futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Currency Contracts:
63	British Pound	$5,535,338	$5,520,941	6/19/18	$ 14,397	$ —
58	Euro	8,959,912	9,031,862	6/19/18	—	(71,950)
56	Japanese Yen	6,610,450	6,632,369	6/19/18	—	(21,919)

					14,397	(93,869)

Equity Contracts:
203	Euro STOXX 50 Index	8,195,327	8,349,342	6/18/18	—	(154,015)
53	FTSE 100 Index	5,200,297	5,306,526	6/18/18	—	(106,229)
34	Nikkei 225 Index (OSE)	6,777,313	6,665,668	6/8/18	111,645	—

					111,645	(260,244)

Total Futures Contracts					$126,042	$(354,113)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

See accompanying notes.

LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of open-end Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of each Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at http://www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA International Managed Volatility Fund–2

LVIP SSGA International Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Affiliated Investment Company	$399,609,060	$—	$399,609,060
Unaffiliated Investments
Common Stock	—	70,430	70,430
Money Market Fund	19,349,017	—	19,349,017

Total Investments	$418,958,077	$70,430	$419,028,507

Derivatives:
Assets:
Futures Contracts	$126,042	$—	$126,042

Liabilities:
Futures Contracts	$(354,113)	$—	$(354,113)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–95.05%*
International Equity Fund–95.05%*
LVIP SSGA International Index Fund	$407,342,564	$4,682,254	$9,152,199	$152,235	$(3,415,794)	$399,609,060	$40,680,959	$—	$—

*As	a percentage of Net Assets.

LVIP SSGA International Managed Volatility Fund –3

LVIP SSGA Large Cap Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–94.39%
INVESTMENT COMPANY–94.39%
Equity Fund–94.39%
*Lincoln Variable Insurance Products Trust–LVIP SSGA S&P 500 Index Fund	22,067,307	$402,353,207

Total Affiliated Investment (Cost $330,723,309)		402,353,207

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.51%
INVESTMENT COMPANY–4.51%
Money Market Fund–4.51%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	19,201,998	$19,201,998

Total Unaffiliated Investment (Cost $19,201,998)		19,201,998

TOTAL VALUE OF SECURITIES–98.90% (Cost $349,925,307)	421,555,205
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.10%	4,707,409

NET ASSETS APPLICABLE TO 31,412,603 SHARES OUTSTANDING–100.00%	$426,262,614

*	Standard Class shares.

«	Includes $6,478,600 cash collateral held at broker for futures contracts and $1,977,090 variation margin due to broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation
Equity Contracts:
(1,117) E-mini S&P 500 Index	$(147,611,550)	$(148,795,123)	6/18/18	$1,183,573

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$402,353,207
Unaffiliated Investment Company	19,201,998

Total Investments	$421,555,205

Derivatives:
Assets:
Futures Contracts	$1,183,573

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Large Cap Managed Volatility Fund–2

LVIP SSGA Large Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–94.39%*
Equity Fund–94.39%*
LVIP SSGA S&P 500 Index Fund	$384,096,435	$29,617,444	$7,608,171	$(113,144)	$(3,639,357)	$402,353,207	22,067,307	$—	$—

*As	a percentage of Net Assets.

LVIP SSGA Large Cap Managed Volatility Fund–3

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.07%
Aerospace & Defense–1.46%
Curtiss-Wright	22,840	$3,084,999
†Esterline Technologies	13,469	985,257
†KLX	26,250	1,865,325
Orbital ATK	29,878	3,962,122
†Teledyne Technologies	18,458	3,454,784

		13,352,487

Airlines–0.37%
†JetBlue Airways	166,407	3,381,390

		3,381,390

Auto Components–0.89%
Cooper Tire & Rubber	26,173	766,869
Dana	75,253	1,938,517
Delphi Technologies	46,008	2,192,281
Gentex	141,923	3,267,067

		8,164,734

Automobiles–0.32%
Thor Industries	25,350	2,919,559

		2,919,559

Banks–8.00%
Associated Banc-Corp	88,303	2,194,330
BancorpSouth Bank	42,899	1,364,188
Bank of Hawaii	21,684	1,801,940
Bank of the Ozarks	62,805	3,031,597
Cathay General Bancorp	39,539	1,580,769
Chemical Financial	36,931	2,019,387
Commerce Bancshares	48,583	2,910,608
Cullen/Frost Bankers	29,971	3,179,024
East West Bancorp	74,688	4,670,988
First Horizon National	169,022	3,182,684
FNB	167,461	2,252,350
Fulton Financial	91,112	1,617,238
Hancock Holding	44,134	2,281,728
Home BancShares	82,113	1,872,998
International Bancshares	27,657	1,075,857
MB Financial	43,636	1,766,385
PacWest Bancorp	65,044	3,221,629
Pinnacle Financial Partners	38,297	2,458,667
Prosperity Bancshares	36,135	2,624,485
†Signature Bank	27,746	3,938,545
Sterling Bancorp	116,259	2,621,640
Synovus Financial	61,033	3,047,988
TCF Financial	87,763	2,001,874
†Texas Capital Bancshares	25,704	2,310,790
Trustmark	34,579	1,077,482
UMB Financial	22,834	1,652,953
Umpqua Holdings	114,098	2,442,838
United Bankshares	54,557	1,923,134
Valley National Bancorp	137,197	1,709,475
Webster Financial	47,665	2,640,641

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Wintrust Financial	29,098	$2,503,883

		72,978,095

Beverages–0.10%
†Boston Beer Class A	4,609	871,331

		871,331

Biotechnology–0.28%
†United Therapeutics	22,383	2,514,954

		2,514,954

Building Products–0.44%
Lennox International	19,433	3,971,522

		3,971,522

Capital Markets–4.03%
Eaton Vance	62,088	3,456,439
Evercore Class A	21,300	1,857,360
FactSet Research Systems	20,169	4,022,102
Federated Investors Class B	49,357	1,648,524
Interactive Brokers Group	36,992	2,487,342
Janus Henderson Group	93,285	3,086,801
Legg Mason	43,936	1,785,998
MarketAxess Holdings	19,426	4,223,989
MSCI	46,447	6,942,433
SEI Investments	67,447	5,052,455
Stifel Financial	37,199	2,203,297

		36,766,740

Chemicals–2.76%
Ashland Global Holdings	32,221	2,248,704
Cabot	32,112	1,789,281
Chemours	95,682	4,660,670
Minerals Technologies	18,449	1,235,161
NewMarket	4,719	1,895,528
Olin	86,473	2,627,914
PolyOne	42,037	1,787,413
RPM International	69,119	3,294,903
Scotts Miracle-Gro Class A	20,871	1,789,688
Sensient Technologies	22,192	1,566,311
Valvoline	103,431	2,288,928

		25,184,501

Commercial Services & Supplies–2.06%
Brink’s	26,280	1,875,078
†Clean Harbors	26,446	1,290,829
†Copart	104,277	5,310,828
Deluxe	24,564	1,817,982
Healthcare Services Group	38,204	1,661,110
Herman Miller	30,514	974,922
HNI	22,167	800,007
MSA Safety	17,700	1,473,348
Pitney Bowes	95,316	1,037,991

LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Rollins	49,696	$2,535,987

		18,778,082

Communications Equipment–1.06%
†ARRIS International	90,103	2,394,037
†Ciena	74,767	1,936,465
InterDigital	17,718	1,304,045
†NetScout Systems	44,481	1,172,074
Plantronics	16,879	1,018,985
†ViaSat	28,370	1,864,476

		9,690,082

Construction & Engineering–1.21%
†AECOM	82,342	2,933,845
†Dycom Industries	16,166	1,739,947
EMCOR Group	30,022	2,339,614
Granite Construction	20,342	1,136,304
KBR	71,504	1,157,650
Valmont Industries	11,765	1,721,219

		11,028,579

Construction Materials–0.28%
Eagle Materials	25,171	2,593,872

		2,593,872

Consumer Finance–0.28%
†SLM	224,418	2,515,726

		2,515,726

Containers & Packaging–1.21%
AptarGroup	32,217	2,894,053
Bemis	47,123	2,050,793
Greif Class A	13,188	689,073
†Owens-Illinois	84,743	1,835,533
Silgan Holdings	37,748	1,051,282
Sonoco Products	51,499	2,497,701

		11,018,435

Distributors–0.33%
Pool	20,898	3,055,706

		3,055,706

Diversified Consumer Services–0.82%
†Adtalem Global Education	30,967	1,472,481
Graham Holdings Class B	2,362	1,422,515
Service Corp. International	95,695	3,611,529
†Sotheby’s	19,028	976,327

		7,482,852

Electric Utilities–2.03%
ALLETE	26,426	1,909,279
Great Plains Energy	111,526	3,545,412
Hawaiian Electric Industries	56,546	1,944,051
IDACORP	26,161	2,309,231

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
OGE Energy	103,285	$3,384,649
PNM Resources	41,432	1,584,774
Westar Energy	73,538	3,867,363

		18,544,759

Electrical Equipment–0.73%
EnerSys	21,503	1,491,663
Hubbell	28,285	3,444,547
Regal Beloit	23,039	1,689,911

		6,626,121

Electronic Equipment, Instruments & Components–4.64%
†Arrow Electronics	45,349	3,492,780
Avnet	61,728	2,577,761
Belden	21,528	1,484,140
Cognex	89,676	4,662,255
†Coherent	12,842	2,406,591
Jabil	90,168	2,590,527
†Keysight Technologies	98,163	5,142,760
†Knowles	45,642	574,633
Littelfuse	12,847	2,674,488
National Instruments	55,663	2,814,878
SYNNEX	15,174	1,796,602
†Tech Data	18,059	1,537,363
†Trimble	128,281	4,602,722
†VeriFone Systems	57,273	880,859
Vishay Intertechnology	67,316	1,252,078
†Zebra Technologies	27,527	3,831,483

		42,321,920

Energy Equipment & Services–1.36%
Core Laboratories	22,836	2,471,312
†Diamond Offshore Drilling	32,922	482,637
†Dril-Quip	19,326	865,805
Ensco Class A	222,567	977,069
Nabors Industries	162,117	1,133,198
Oceaneering International	50,162	930,003
Patterson-UTI Energy	115,427	2,021,127
†Rowan Class A	57,996	669,274
†Superior Energy Services	78,142	658,737
†Transocean	225,806	2,235,479

		12,444,641

Equity Real Estate Investment Trusts–8.19%
Alexander & Baldwin	34,437	796,528
American Campus Communities	70,638	2,728,040
Camden Property Trust	47,900	4,032,222
CoreCivic	60,338	1,177,798
CoreSite Realty	17,793	1,783,926
Corporate Office Properties Trust	52,587	1,358,322
Cousins Properties	218,212	1,894,080
CyrusOne	49,751	2,547,749
DCT Industrial Trust	48,488	2,731,814

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Douglas Emmett	82,450	$3,030,862
Education Realty Trust	38,668	1,266,377
EPR Properties	33,508	1,856,343
First Industrial Realty Trust	62,286	1,820,620
GEO Group	63,313	1,296,017
Healthcare Realty Trust	64,907	1,798,573
Highwoods Properties	53,477	2,343,362
Hospitality Properties Trust	85,339	2,162,490
JBG SMITH Properties	48,556	1,636,823
Kilroy Realty	51,044	3,622,082
Lamar Advertising Class A	43,376	2,761,316
LaSalle Hotel Properties	58,892	1,708,457
Liberty Property Trust	76,280	3,030,604
Life Storage	24,164	2,018,177
Mack-Cali Realty	45,862	766,354
Medical Properties Trust	188,799	2,454,387
National Retail Properties	79,610	3,125,489
Omega Healthcare Investors	102,756	2,778,522
PotlatchDeltic	31,253	1,626,719
†Quality Care Properties	47,886	930,425
Rayonier	66,834	2,351,220
Sabra Health Care REIT	92,669	1,635,608
Senior Housing Properties Trust	123,436	1,933,008
Tanger Factory Outlet Centers	48,252	1,061,544
Taubman Centers	31,574	1,796,876
Uniti Group	84,185	1,368,006
Urban Edge Properties	54,030	1,153,541
Washington Prime Group	94,824	632,476
Weingarten Realty Investors	62,095	1,743,628

		74,760,385

Food & Staples Retailing–0.52%
Casey’s General Stores	19,519	2,142,601
†Sprouts Farmers Market	64,364	1,510,623
†United Natural Foods	25,939	1,113,821

		4,767,045

Food Products–2.14%
Flowers Foods	96,022	2,099,041
†Hain Celestial Group	54,000	1,731,780
Ingredion	37,325	4,811,939
Lamb Weston Holdings	75,551	4,398,579
Lancaster Colony	9,946	1,224,750
†Post Holdings	33,751	2,556,976
Sanderson Farms	10,462	1,245,187
Tootsie Roll Industries	10,002	294,559
†TreeHouse Foods	29,206	1,117,714

		19,480,525

Gas Utilities–2.04%
Atmos Energy	57,338	4,830,153
National Fuel Gas	44,434	2,286,129
New Jersey Resources	45,408	1,820,861

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities (continued)
ONE Gas	27,166	$1,793,499
Southwest Gas Holdings	24,968	1,688,586
UGI	89,441	3,972,969
WGL Holdings	26,664	2,230,444

		18,622,641

Health Care Equipment & Supplies–3.87%
†ABIOMED	21,725	6,321,758
Cantel Medical	18,407	2,050,724
†Globus Medical	37,661	1,876,271
†Halyard Health	23,885	1,100,621
Hill-Rom Holdings	34,234	2,978,358
†ICU Medical	7,823	1,974,525
†LivaNova	22,521	1,993,109
†Masimo	24,670	2,169,727
†NuVasive	26,683	1,393,119
STERIS	43,856	4,094,396
Teleflex	23,268	5,932,875
West Pharmaceutical Services	38,258	3,377,799

		35,263,282

Health Care Providers & Services–1.81%
†Acadia Healthcare	42,517	1,665,816
Encompass Health	50,903	2,910,124
†LifePoint Health	20,120	945,640
†MEDNAX	48,534	2,699,946
†Molina Healthcare	23,839	1,935,250
Patterson	42,432	943,263
†Tenet Healthcare	41,219	999,561
†WellCare Health Plans	23,013	4,456,007

		16,555,607

Health Care Technology–0.34%
†Allscripts Healthcare Solutions	92,229	1,139,028
†Medidata Solutions	30,685	1,927,325

		3,066,353

Hotels, Restaurants & Leisure–2.86%
Boyd Gaming	42,739	1,361,665
Brinker International	23,629	853,007
Cheesecake Factory	21,735	1,048,062
Churchill Downs	5,805	1,416,710
Cracker Barrel Old Country Store	12,469	1,985,065
Domino’s Pizza	22,596	5,277,522
Dunkin’ Brands Group	42,578	2,541,481
ILG	54,864	1,706,819
International Speedway Class A	12,484	550,544
Jack in the Box	15,378	1,312,205
Papa John’s International	13,058	748,223
†Scientific Games Class A	27,643	1,149,949
Six Flags Entertainment	40,701	2,534,044
Texas Roadhouse	34,015	1,965,387

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wendy’s	92,723	$1,627,289

		26,077,972

Household Durables–1.56%
†Helen of Troy	13,919	1,210,953
KB Home	43,975	1,251,089
†NVR	1,770	4,956,000
†Tempur Sealy International	23,508	1,064,677
Toll Brothers	73,945	3,198,121
†TRI Pointe Group	78,739	1,293,682
Tupperware Brands	26,621	1,287,924

		14,262,446

Household Products–0.20%
Energizer Holdings	31,004	1,847,218

		1,847,218

Industrial Conglomerates–0.37%
Carlisle	31,954	3,336,317

		3,336,317

Insurance–4.46%
Alleghany	7,952	4,886,027
American Financial Group	35,653	4,000,980
Aspen Insurance Holdings	30,959	1,388,511
Brown & Brown	118,124	3,005,075
CNO Financial Group	85,635	1,855,710
First American Financial	57,260	3,360,017
†Genworth Financial	254,789	721,053
Hanover Insurance Group	21,997	2,593,226
Kemper	24,950	1,422,150
Mercury General	18,641	855,063
Old Republic International	129,624	2,780,435
Primerica	22,912	2,213,299
Reinsurance Group of America	33,313	5,130,202
RenaissanceRe Holdings	20,709	2,868,404
WR Berkley	49,649	3,609,482

		40,689,634

Internet Software & Services–0.68%
†Cars.com	36,534	1,035,008
j2 Global	25,431	2,007,015
LogMeIn	27,184	3,141,111

		6,183,134

IT Services–3.83%
†Acxiom	40,436	918,302
Broadridge Financial Solutions	60,249	6,608,713
Convergys	47,172	1,067,031
†CoreLogic	42,048	1,901,831
DST Systems	30,739	2,571,317
Jack Henry & Associates	39,921	4,828,445
Leidos Holdings	73,562	4,810,955
MAXIMUS	33,773	2,254,010

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Sabre	116,183	$2,492,125
Science Applications International	22,073	1,739,352
†Teradata	63,136	2,504,605
†WEX	20,698	3,241,721

		34,938,407

Leisure Products–0.68%
Brunswick	45,308	2,690,842
Polaris Industries	30,323	3,472,590

		6,163,432

Life Sciences Tools & Services–1.01%
†Bio-Rad Laboratories Class A	10,460	2,615,837
Bio-Techne	19,389	2,928,515
†Charles River Laboratories International	24,543	2,619,720
†Syneos Health	28,762	1,021,051

		9,185,123

Machinery–4.99%
AGCO	34,188	2,217,092
Crane	26,244	2,433,869
Donaldson	67,201	3,027,405
Graco	87,586	4,004,432
IDEX	39,535	5,634,133
ITT	45,564	2,231,725
Kennametal	42,283	1,698,085
Lincoln Electric Holdings	31,924	2,871,564
Nordson	26,377	3,596,240
Oshkosh	38,371	2,964,927
Terex	40,783	1,525,692
Timken	35,638	1,625,093
Toro	55,572	3,470,471
Trinity Industries	77,479	2,528,140
Wabtec	44,219	3,599,427
Woodward	28,637	2,052,127

		45,480,422

Marine–0.24%
†Kirby	27,901	2,146,982

		2,146,982

Media–1.47%
†AMC Networks Class A	25,716	1,329,517
Cable One	2,438	1,675,174
Cinemark Holdings	55,037	2,073,244
John Wiley & Sons Class A	22,750	1,449,175
†Live Nation Entertainment	69,987	2,949,252
Meredith	20,192	1,086,330
New York Times Class A	66,357	1,599,204
TEGNA	112,221	1,278,197

		13,440,093

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining–2.26%
†Allegheny Technologies	65,318	$1,546,730
Carpenter Technology	23,898	1,054,380
Commercial Metals	60,528	1,238,403
Compass Minerals International	17,268	1,041,260
Reliance Steel & Aluminum	37,663	3,229,226
Royal Gold	33,867	2,908,159
Steel Dynamics	121,949	5,392,585
United States Steel	90,948	3,200,460
Worthington Industries	22,822	979,520

		20,590,723

Multiline Retail–0.20%
Big Lots	21,670	943,295
Dillard’s Class A	10,724	861,566

		1,804,861

Multi-Utilities–0.93%
Black Hills	27,857	1,512,635
MDU Resources Group	101,058	2,845,793
NorthWestern	25,655	1,380,239
Vectren	42,972	2,746,770

		8,485,437

Oil, Gas & Consumable Fuels–2.81%
†Callon Petroleum	103,028	1,364,091
†Chesapeake Energy	471,962	1,425,325
†CNX Resources	105,712	1,631,136
†Energen	50,289	3,161,167
†Gulfport Energy	84,109	811,652
HollyFrontier	91,674	4,479,192
†Matador Resources	50,467	1,509,468
Murphy Oil	84,243	2,176,839
PBF Energy Class A	57,371	1,944,877
†QEP Resources	122,986	1,204,033
SM Energy	52,421	945,151
†Southwestern Energy	260,872	1,129,576
World Fuel Services	34,516	847,368
†WPX Energy	206,025	3,045,049

		25,674,924

Paper & Forest Products–0.39%
Domtar	32,002	1,361,365
Louisiana-Pacific	75,071	2,159,793

		3,521,158

Personal Products–0.36%
†Edgewell Personal Care	28,595	1,396,008
Nu Skin Enterprises Class A	25,766	1,899,212

		3,295,220

Pharmaceuticals–0.65%
†Akorn	47,882	895,872
†Catalent	68,975	2,832,113
†Endo International	102,582	609,337

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Mallinckrodt	48,496	$702,222
†Prestige Brands Holdings	27,074	912,935

		5,952,479

Professional Services–0.68%
Dun & Bradstreet	19,153	2,240,901
ManpowerGroup	34,198	3,936,190

		6,177,091

Real Estate Management & Development–0.45%
Jones Lang LaSalle	23,472	4,099,150

		4,099,150

Road & Rail–1.91%
†Avis Budget Group	36,575	1,713,173
†Genesee & Wyoming	32,075	2,270,589
Knight-Swift Transportation Holdings Class A	66,353	3,052,902
Landstar System	21,739	2,383,681
Old Dominion Freight Line	35,325	5,191,715
Ryder System	27,514	2,002,744
Werner Enterprises	22,893	835,595

		17,450,399

Semiconductors & Semiconductor Equipment–3.36%
†Cirrus Logic	32,498	1,320,394
†Cree	50,956	2,054,036
Cypress Semiconductor	183,579	3,113,500
†First Solar	42,161	2,992,588
†Integrated Device Technology	68,711	2,099,808
†Microsemi	60,786	3,934,070
MKS Instruments	28,176	3,258,554
Monolithic Power Systems	20,065	2,322,925
†Silicon Laboratories	22,121	1,988,678
†Synaptics	18,033	824,649
Teradyne	100,974	4,615,522
Versum Materials	56,416	2,122,934

		30,647,658

Software–3.25%
†ACI Worldwide	60,529	1,435,748
Blackbaud	24,880	2,533,033
CDK Global	65,365	4,140,219
†CommVault Systems	21,925	1,254,110
†Fair Isaac	15,563	2,635,905
†Fortinet	74,694	4,002,105
†Manhattan Associates	35,184	1,473,506
†PTC	60,087	4,687,387
†Tyler Technologies	18,223	3,844,324
†Ultimate Software Group	15,016	3,659,399

		29,665,736

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–1.88%
Aaron’s	31,787	$1,481,274
American Eagle Outfitters	87,561	1,745,091
†AutoNation	30,964	1,448,496
Bed Bath & Beyond	73,118	1,534,747
Dick’s Sporting Goods	43,025	1,508,026
GameStop Class A	51,712	652,605
†Michaels	56,355	1,110,757
†Murphy USA	16,518	1,202,510
Office Depot	262,806	565,033
†Sally Beauty Holdings	65,560	1,078,462
Signet Jewelers	31,426	1,210,530
†Urban Outfitters	41,674	1,540,271
Williams-Sonoma	40,211	2,121,532

		17,199,334

Technology Hardware, Storage & Peripherals–0.35%
†3D Systems	58,121	673,622
Diebold Nixdorf	38,557	593,778
†NCR	62,173	1,959,693

		3,227,093

Textiles, Apparel & Luxury Goods–0.74%
Carter’s	24,489	2,549,305
†Deckers Outdoor	16,315	1,468,839
†Skechers U.S.A. Class A	70,199	2,730,039

		6,748,183

Thrift & Mortgage Finance–0.67%
†LendingTree	4,003	1,313,584
New York Community Bancorp	253,470	3,302,714

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
Washington Federal	44,508	$1,539,977

		6,156,275

Trading Companies & Distributors–0.77%
GATX	19,550	1,338,979
MSC Industrial Direct	23,334	2,139,961
†NOW	54,959	561,681
Watsco	16,557	2,996,320

		7,036,941

Water Utilities–0.34%
Aqua America	91,947	3,131,715

		3,131,715

Wireless Telecommunication Services–0.15%
Telephone & Data Systems	47,997	1,345,356

		1,345,356

Total Common Stock (Cost $712,528,911)		894,682,839

MONEY MARKET FUND–1.77%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	16,143,062	16,143,062

Total Money Market Fund (Cost $16,143,062)		16,143,062

TOTAL VALUE OF SECURITIES–99.84% (Cost $728,671,973)	910,825,901
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	1,448,938

NET ASSETS APPLICABLE TO 70,481,413 SHARES OUTSTANDING–100.00%	$912,274,839

†	Non-income producing.

«	Includes $727,500 cash collateral held at broker for futures contracts and $260,930 variation margin due from broker on futures contracts as of March 31, 2018.

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation
Equity Contracts:
97 E-mini S&P MidCap 400 Index	$18,266,070	$18,963,236	6/15/18	$(697,166)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in a government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closure or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Common Stock	$894,682,839
Money Market Fund	16,143,062

Total Investments	$910,825,901

Derivatives:

Liabilities:
Futures Contracts	$(697,166)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA S&P 500 Index Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Numberof Shares	Value (U.S. $)

COMMON STOCK–98.58%
Aerospace & Defense–2.86%
Arconic	150,360	$3,464,294
Boeing	184,389	60,457,465
General Dynamics	91,780	20,274,202
Harris	40,858	6,589,578
Huntington Ingalls Industries	15,800	4,072,608
L3 Technologies	27,176	5,652,608
Lockheed Martin	82,702	27,947,487
Northrop Grumman	57,833	20,190,657
Raytheon	95,901	20,697,354
Rockwell Collins	54,105	7,296,059
Textron	90,022	5,308,597
TransDigm Group	16,400	5,033,816
United Technologies	247,559	31,147,873

		218,132,598

Air Freight & Logistics–0.68%
CH Robinson Worldwide	47,627	4,463,126
Expeditors International of Washington	57,676	3,650,891
FedEx	81,903	19,665,729
United Parcel Service Class B	228,924	23,959,186

		51,738,932

Airlines–0.49%
Alaska Air Group	44,700	2,769,612
American Airlines Group	139,100	7,227,636
Delta Air Lines	215,600	11,817,036
Southwest Airlines	179,181	10,263,488
†United Continental Holdings	79,700	5,536,759

		37,614,531

Auto Components–0.18%
Aptiv	87,824	7,462,405
BorgWarner	70,798	3,556,184
Goodyear Tire & Rubber	88,037	2,340,023

		13,358,612

Automobiles–0.42%
Ford Motor	1,294,902	14,347,514
General Motors	419,306	15,237,580
Harley-Davidson	57,393	2,461,012

		32,046,106

Banks–6.40%
Bank of America	3,189,901	95,665,131
BB&T	257,926	13,422,469
Citigroup	856,562	57,817,935
Citizens Financial Group	160,900	6,754,582
Comerica	59,252	5,684,044
Fifth Third Bancorp	229,212	7,277,481
Huntington Bancshares	368,220	5,560,122
JPMorgan Chase & Co.	1,144,460	125,856,266
KeyCorp	350,294	6,848,248

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
M&T Bank	49,685	$9,159,927
People’s United Financial	123,917	2,312,291
PNC Financial Services Group	156,846	23,721,389
Regions Financial	370,614	6,886,008
SunTrust Banks	155,164	10,557,359
†SVB Financial Group	17,700	4,248,177
US Bancorp	522,156	26,368,878
Wells Fargo & Co.	1,463,482	76,701,092
Zions Bancorporation	64,142	3,382,208

		488,223,607

Beverages–1.90%
Brown-Forman Class B	91,850	4,996,640
Coca-Cola	1,279,297	55,559,869
Constellation Brands Class A	56,835	12,953,833
Dr Pepper Snapple Group	61,958	7,334,588
Molson Coors Brewing Class B	64,517	4,860,066
†Monster Beverage	136,651	7,817,804
PepsiCo	473,875	51,723,456

		145,246,256

Biotechnology–2.60%
AbbVie	531,210	50,279,027
†Alexion Pharmaceuticals	73,305	8,170,575
Amgen	223,257	38,060,853
†Biogen	70,349	19,262,963
†Celgene	250,140	22,314,989
Gilead Sciences	436,149	32,881,273
†Incyte	59,200	4,933,136
†Regeneron Pharmaceuticals	26,162	9,009,146
†Vertex Pharmaceuticals	84,300	13,739,214

		198,651,176

Building Products–0.32%
Allegion	33,625	2,867,876
AO Smith	51,700	3,287,603
Fortune Brands Home & Security	49,400	2,909,166
Johnson Controls International	306,989	10,818,292
Masco	106,821	4,319,841

		24,202,778

Capital Markets–3.11%
Affiliated Managers Group	19,500	3,696,810
Ameriprise Financial	48,382	7,157,633
Bank of New York Mellon	335,503	17,288,470
BlackRock	41,191	22,313,989
Cboe Global Markets	39,700	4,529,770
Charles Schwab	398,525	20,810,976
CME Group	113,053	18,285,192
†E*TRADE Financial	93,543	5,183,218
Franklin Resources	111,956	3,882,634
Goldman Sachs Group	117,586	29,615,210
Intercontinental Exchange	193,230	14,013,040

LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Invesco	143,439	$4,591,482
Moody’s	56,942	9,184,745
Morgan Stanley	459,020	24,768,719
Nasdaq	41,177	3,550,281
Northern Trust	70,284	7,248,389
Raymond James Financial	44,800	4,005,568
S&P Global	84,279	16,102,346
State Street	121,990	12,166,063
T. Rowe Price Group	82,335	8,889,710

		237,284,245

Chemicals–2.06%
Air Products & Chemicals	72,599	11,545,419
Albemarle	37,600	3,487,024
CF Industries Holdings	80,590	3,040,661
DowDuPont	779,682	49,673,540
Eastman Chemical	48,827	5,155,155
Ecolab	86,159	11,809,814
FMC	46,801	3,583,553
International Flavors & Fragrances	25,820	3,535,016
LyondellBasell Industries Class A	107,260	11,335,237
Monsanto	146,452	17,089,484
Mosaic	123,247	2,992,437
PPG Industries	84,256	9,402,970
Praxair	95,284	13,749,481
Sherwin-Williams	27,416	10,750,362

		157,150,153

Commercial Services & Supplies–0.30%
Cintas	29,008	4,948,185
Republic Services	74,037	4,903,471
†Stericycle	29,701	1,738,400
Waste Management	132,271	11,126,637

		22,716,693

Communications Equipment–1.05%
Cisco Systems	1,605,724	68,869,502
†F5 Networks	21,096	3,050,693
Juniper Networks	111,704	2,717,758
Motorola Solutions	53,302	5,612,701

		80,250,654

Construction & Engineering–0.09%
Fluor	46,937	2,685,735
Jacobs Engineering Group	40,434	2,391,671
†Quanta Services	51,987	1,785,753

		6,863,159

Construction Materials–0.12%
Martin Marietta Materials	21,300	4,415,490
Vulcan Materials	43,563	4,973,588

		9,389,078

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance–0.73%
American Express	239,550	$22,345,224
Capital One Financial	161,430	15,468,223
Discover Financial Services	117,311	8,438,180
Navient	85,064	1,116,040
Synchrony Financial	236,268	7,922,066

		55,289,733

Containers & Packaging–0.35%
Avery Dennison	28,643	3,043,319
Ball	114,956	4,564,903
International Paper	142,101	7,592,456
Packaging Corp. of America	33,100	3,730,370
Sealed Air	60,697	2,597,225
WestRock	86,218	5,532,609

		27,060,882

Distributors–0.11%
Genuine Parts	49,941	4,486,699
†LKQ	109,600	4,159,320

		8,646,019

Diversified Consumer Services–0.02%
H&R Block	74,314	1,888,319

		1,888,319

Diversified Financial Services–1.71%
†Berkshire Hathaway Class B	641,869	128,040,028
Leucadia National	111,225	2,528,144

		130,568,172

Diversified Telecommunication Services–1.89%
AT&T	2,046,635	72,962,538
CenturyLink	337,177	5,539,818
Verizon Communications	1,375,758	65,788,748

		144,291,104

Electric Utilities–1.76%
Alliant Energy	82,000	3,350,520
American Electric Power	162,978	11,178,661
Duke Energy	232,548	18,015,494
Edison International	107,404	6,837,339
Entergy	63,372	4,992,446
Eversource Energy	104,374	6,149,716
Exelon	327,956	12,793,564
FirstEnergy	156,906	5,336,373
NextEra Energy	156,458	25,554,285
PG&E	174,473	7,664,599
Pinnacle West Capital	39,983	3,190,643
PPL	240,298	6,798,030
Southern	334,626	14,944,397
Xcel Energy	167,677	7,625,950

		134,432,017

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–0.55%
Acuity Brands	15,700	$2,185,283
AMETEK	78,700	5,978,839
Eaton	145,917	11,660,227
Emerson Electric	210,730	14,392,859
Rockwell Automation	42,190	7,349,498

		41,566,706

Electronic Equipment, Instruments & Components–0.45%
Amphenol Class A	104,632	9,011,954
Corning	297,560	8,295,973
FLIR Systems	49,450	2,472,995
†IPG Photonics	13,000	3,033,940
TE Connectivity	116,411	11,629,459

		34,444,321

Energy Equipment & Services–0.77%
Baker Hughes a GE Co.	138,397	3,843,285
Halliburton	289,437	13,586,173
Helmerich & Payne	38,008	2,529,812
National Oilwell Varco	124,690	4,589,839
Schlumberger	460,573	29,835,919
TechnipFMC	149,016	4,388,521

		58,773,549

Equity Real Estate Investment Trusts–2.70%
Alexandria Real Estate Equities	35,600	4,446,084
American Tower	147,903	21,496,222
Apartment Investment & Management	56,213	2,290,680
AvalonBay Communities	45,548	7,490,824
Boston Properties	52,712	6,495,173
Crown Castle International	139,565	15,297,720
Digital Realty Trust	67,800	7,144,764
Duke Realty	124,800	3,304,704
Equinix	26,242	10,972,830
Equity Residential	121,542	7,489,418
Essex Property Trust	21,700	5,222,756
Extra Space Storage	43,800	3,826,368
Federal Realty Investment Trust	24,600	2,856,306
Four Corners Property Trust	1	23
GGP	208,500	4,265,910
HCP	166,323	3,863,683
Host Hotels & Resorts	251,651	4,690,775
Iron Mountain	99,900	3,282,714
Kimco Realty	143,945	2,072,808
Macerich	36,410	2,039,688
Mid-America Apartment Communities	37,000	3,375,880
Prologis	176,589	11,123,341
Public Storage	49,551	9,929,525
Realty Income	97,900	5,064,367
Regency Centers	52,100	3,072,858
†SBA Communications	40,100	6,853,892
Simon Property Group	103,348	15,951,764
SL Green Realty	29,300	2,837,119

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
UDR	93,300	$3,323,346
Ventas	123,695	6,126,613
Vornado Realty Trust	60,774	4,090,090
Welltower	126,101	6,863,677
Weyerhaeuser	258,507	9,047,745

		206,209,667

Food & Staples Retailing–1.66%
Costco Wholesale	146,148	27,538,668
CVS Health	337,421	20,990,960
Kroger	290,846	6,962,853
Sysco	158,918	9,528,723
Walgreens Boots Alliance	283,162	18,538,616
Walmart	483,495	43,016,550

		126,576,370

Food Products–1.15%
Archer-Daniels-Midland	191,223	8,293,342
Campbell Soup	62,850	2,722,033
Conagra Brands	138,952	5,124,550
General Mills	188,412	8,489,845
Hershey	46,230	4,574,921
Hormel Foods	94,272	3,235,415
JM Smucker	37,347	4,631,401
Kellogg	84,777	5,511,353
Kraft Heinz	198,124	12,341,144
McCormick & Co.	41,319	4,395,928
Mondelez International	494,508	20,635,819
Tyson Foods Class A	102,550	7,505,635

		87,461,386

Health Care Equipment & Supplies–2.82%
Abbott Laboratories	579,580	34,728,434
†Align Technology	24,600	6,177,798
Baxter International	164,622	10,707,015
Becton Dickinson & Co.	88,513	19,180,767
†Boston Scientific	455,987	12,457,565
Cooper	16,000	3,660,960
Danaher	204,101	19,983,529
DENTSPLY SIRONA	77,975	3,922,922
†Edwards Lifesciences	69,516	9,698,872
†Hologic	95,100	3,552,936
†IDEXX Laboratories	29,700	5,684,283
†Intuitive Surgical	37,269	15,385,761
Medtronic	451,296	36,202,965
ResMed	49,800	4,903,806
Stryker	107,012	17,220,371
†Varian Medical Systems	32,432	3,977,785
Zimmer Biomet Holdings	69,290	7,555,382

		215,001,151

Health Care Providers & Services–2.67%
Aetna	108,644	18,360,836

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
AmerisourceBergen	55,178	$4,756,895
Anthem	84,988	18,671,864
Cardinal Health	108,061	6,773,263
†Centene	57,100	6,102,277
Cigna	80,556	13,512,463
†DaVita	51,228	3,377,974
†Envision Healthcare	42,500	1,633,275
†Express Scripts Holding	187,332	12,940,895
HCA Healthcare	92,600	8,982,200
†Henry Schein	50,100	3,367,221
Humana	45,632	12,267,251
†Laboratory Corp. of America Holdings	34,947	5,652,677
McKesson	68,387	9,633,677
Quest Diagnostics	47,611	4,775,383
UnitedHealth Group	322,546	69,024,844
Universal Health Services Class B	29,600	3,504,936

		203,337,931

Health Care Technology–0.15%
†Cerner	109,629	6,358,482
†IQVIA Holdings	49,500	4,856,445

		11,214,927

Hotels, Restaurants & Leisure–1.81%
Carnival	134,291	8,806,804
†Chipotle Mexican Grill	8,822	2,850,476
Darden Restaurants	43,630	3,719,458
Hilton Worldwide Holdings	70,700	5,568,332
Marriott International Class A	99,627	13,547,279
McDonald’s	265,518	41,521,705
MGM Resorts International	176,900	6,195,038
†Norwegian Cruise Line Holdings	72,600	3,845,622
Royal Caribbean Cruises	56,400	6,640,536
Starbucks	467,606	27,069,711
Wyndham Worldwide	34,873	3,990,517
Wynn Resorts	26,350	4,805,186
Yum Brands	110,024	9,366,343

		137,927,007

Household Durables–0.40%
DR Horton	116,474	5,106,220
Garmin	37,124	2,187,717
Leggett & Platt	48,336	2,144,185
Lennar	93,843	5,531,106
†Mohawk Industries	21,700	5,039,174
Newell Brands	166,803	4,250,140
PulteGroup	93,641	2,761,473
Whirlpool	24,808	3,798,353

		30,818,368

Household Products–1.45%
Church & Dwight	84,600	4,260,456
Clorox	42,585	5,668,489

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products (continued)
Colgate-Palmolive	290,952	$20,855,439
Kimberly-Clark	116,331	12,811,533
Procter & Gamble	840,231	66,613,514

		110,209,431

Independent Power & Renewable Electricity Producers–0.07%
AES	228,515	2,598,216
NRG Energy	101,055	3,085,209

		5,683,425

Industrial Conglomerates–1.69%
3M	198,371	43,546,402
General Electric	2,891,683	38,979,887
Honeywell International	250,372	36,181,258
Roper Technologies	35,164	9,870,183

		128,577,730

Insurance–2.56%
Aflac	271,422	11,877,427
Allstate	117,472	11,136,346
American International Group	298,544	16,246,764
Aon	81,596	11,450,367
Arthur J. Gallagher & Co.	63,400	4,357,482
Assurant	19,716	1,802,240
†Brighthouse Financial	34,728	1,785,019
Chubb	154,346	21,109,902
Cincinnati Financial	52,875	3,926,497
Everest Re Group	14,100	3,621,162
Hartford Financial Services Group	117,689	6,063,337
ÞLincoln National	75,536	5,518,660
Loews	88,408	4,396,530
Marsh & McLennan	168,469	13,913,855
MetLife	344,215	15,796,026
Principal Financial Group	91,533	5,575,275
Progressive	193,018	11,760,587
Prudential Financial	140,125	14,509,944
Torchmark	38,379	3,230,360
Travelers	90,006	12,498,233
Unum Group	72,311	3,442,727
Willis Towers Watson	43,573	6,631,375
XL Group	87,042	4,809,941

		195,460,056

Internet & Direct Marketing Retail–3.63%
†Amazon.com	134,058	194,027,506
†Booking Holdings	16,275	33,858,347
Expedia Group	41,749	4,609,507
†Netflix	144,500	42,678,075
†TripAdvisor	39,134	1,600,189

		276,773,624

Internet Software & Services–4.66%
†Akamai Technologies	57,203	4,060,269

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Alphabet Class A	99,520	$103,216,173
†Alphabet Class C	101,498	104,724,621
†eBay	312,244	12,564,699
†Facebook Class A	799,000	127,672,210
†VeriSign	28,587	3,389,275

		355,627,247

IT Services–4.23%
Accenture Class A	205,267	31,508,485
Alliance Data Systems	17,000	3,618,620
Automatic Data Processing	147,268	16,711,973
Cognizant Technology Solutions Class A	195,216	15,714,888
CSRA	58,585	2,415,460
DXC Technology	94,450	9,495,059
Fidelity National Information Services	109,689	10,563,051
†Fiserv	136,824	9,756,919
†Gartner	31,500	3,705,030
Global Payments	55,226	6,158,804
International Business Machines	285,363	43,783,245
Mastercard Class A	307,620	53,882,719
Paychex	109,376	6,736,468
†PayPal Holdings	375,444	28,484,936
Total System Services	58,068	5,008,946
Visa Class A	600,828	71,871,045
Western Union	156,387	3,007,322

		322,422,970

Leisure Products–0.06%
Hasbro	39,684	3,345,361
Mattel	118,368	1,556,539

		4,901,900

Life Sciences Tools & Services–0.79%
Agilent Technologies	109,837	7,348,095
†Illumina	50,100	11,844,642
†Mettler-Toledo International	8,400	4,830,252
PerkinElmer	39,675	3,004,191
Thermo Fisher Scientific	133,653	27,593,998
†Waters	27,216	5,406,458

		60,027,636

Machinery–1.68%
Caterpillar	198,881	29,311,082
Cummins	51,429	8,336,127
Deere & Co.	107,600	16,712,432
Dover	53,051	5,210,669
Flowserve	47,884	2,074,814
Fortive	104,600	8,108,592
Illinois Tool Works	102,119	15,997,963
Ingersoll-Rand	85,475	7,308,967
PACCAR	116,255	7,692,593
Parker-Hannifin	45,582	7,795,889

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Pentair	58,794	$4,005,635
Snap-on	20,375	3,006,128
Stanley Black & Decker	52,040	7,972,528
Xylem	58,973	4,536,203

		128,069,622

Media–2.53%
CBS Class B	113,674	5,841,707
†Charter Communications Class A	61,900	19,264,518
Comcast Class A	1,544,444	52,773,651
†Discovery Communications Class A	52,143	1,117,424
†Discovery Communications Class C	113,655	2,218,546
†DISH Network Class A	79,100	2,997,099
Interpublic Group	135,580	3,122,407
News Class A	135,890	2,147,062
News Class B	38,200	615,020
Omnicom Group	78,697	5,718,911
Time Warner	259,433	24,537,173
Twenty-First Century Fox Class A	349,557	12,825,246
Twenty-First Century Fox Class B	144,400	5,251,828
Viacom Class B	123,923	3,849,048
Walt Disney	500,990	50,319,436

		192,599,076

Metals & Mining–0.28%
†Freeport-McMoRan	459,461	8,072,730
Newmont Mining	175,932	6,873,663
Nucor	104,943	6,410,968

		21,357,361

Multiline Retail–0.48%
Dollar General	85,229	7,973,173
†Dollar Tree	81,183	7,704,267
Kohl’s	56,603	3,708,063
Macy’s	99,117	2,947,740
Nordstrom	40,611	1,965,979
Target	180,238	12,513,924

		36,813,146

Multi-Utilities–0.94%
Ameren	85,201	4,824,933
CenterPoint Energy	150,835	4,132,879
CMS Energy	96,538	4,372,206
Consolidated Edison	105,312	8,208,017
Dominion Energy	221,110	14,909,447
DTE Energy	62,092	6,482,405
NiSource	110,795	2,649,108
Public Service Enterprise Group	166,789	8,379,479
SCANA	49,706	1,866,460
Sempra Energy	86,588	9,630,317
WEC Energy Group	103,958	6,518,167

		71,973,418

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–4.88%
Anadarko Petroleum	181,227	$10,947,923
Andeavor	49,161	4,943,630
Apache	125,026	4,811,000
Cabot Oil & Gas	157,096	3,767,162
Chevron	636,734	72,613,145
Cimarex Energy	33,700	3,150,950
†Concho Resources	51,000	7,666,830
ConocoPhillips	390,510	23,153,338
Devon Energy	179,514	5,706,750
EOG Resources	192,302	20,243,632
EQT	84,607	4,019,679
Exxon Mobil	1,412,810	105,409,754
Hess	87,720	4,440,386
Kinder Morgan	628,281	9,461,912
Marathon Oil	278,229	4,487,834
Marathon Petroleum	157,120	11,487,043
†Newfield Exploration	73,397	1,792,355
Noble Energy	171,285	5,189,936
Occidental Petroleum	254,098	16,506,206
ONEOK	135,677	7,722,735
Phillips 66	139,271	13,358,874
Pioneer Natural Resources	56,314	9,673,619
Range Resources	78,406	1,140,023
Valero Energy	143,745	13,335,224
Williams	282,218	7,015,939

		372,045,879

Personal Products–0.18%
Coty Class A	158,867	2,907,266
Estee Lauder Class A	74,367	11,134,227

		14,041,493

Pharmaceuticals–4.48%
Allergan	109,703	18,461,918
Bristol-Myers Squibb	543,526	34,378,019
Eli Lilly & Co.	320,752	24,816,582
Johnson & Johnson	894,681	114,653,370
Merck & Co.	898,281	48,929,366
†Mylan	169,905	6,994,989
†Nektar Therapeutics	53,700	5,706,162
Perrigo	46,651	3,887,894
Pfizer	1,984,148	70,417,413
Zoetis	161,621	13,496,970

		341,742,683

Professional Services–0.28%
Equifax	39,418	4,643,835
†IHS Markit	119,200	5,750,208
Nielsen Holdings	109,500	3,481,005
Robert Half International	41,817	2,420,786
†Verisk Analytics Class A	51,000	5,304,000

		21,599,834

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development–0.07%
†CBRE Group Class A	104,876	$4,952,245

		4,952,245

Road & Rail–0.94%
CSX	294,704	16,417,960
JB Hunt Transport Services	28,800	3,373,920
Kansas City Southern	35,738	3,925,819
Norfolk Southern	94,232	12,794,821
Union Pacific	262,102	35,234,372

		71,746,892

Semiconductors & Semiconductor Equipment–4.12%
†Advanced Micro Devices	270,100	2,714,505
Analog Devices	122,556	11,168,528
Applied Materials	349,253	19,421,959
Broadcom	136,685	32,209,820
Intel	1,560,128	81,251,466
KLA-Tencor	53,421	5,823,423
Lam Research	54,050	10,980,798
Microchip Technology	77,403	7,071,538
†Micron Technology	384,559	20,050,906
NVIDIA	201,510	46,667,701
†Qorvo	41,300	2,909,585
QUALCOMM	492,624	27,296,296
Skyworks Solutions	62,700	6,286,302
Texas Instruments	327,524	34,026,468
Xilinx	83,955	6,064,909

		313,944,204

Software–5.67%
Activision Blizzard	252,100	17,006,666
†Adobe Systems	163,700	35,372,296
†ANSYS	29,400	4,606,686
†Autodesk	72,903	9,155,159
CA	102,219	3,465,224
†Cadence Design Systems	98,500	3,621,845
†Citrix Systems	42,356	3,930,637
†Electronic Arts	101,679	12,327,562
Intuit	80,740	13,996,279
Microsoft	2,568,388	234,416,773
Oracle	1,006,878	46,064,669
†Red Hat	58,503	8,746,784
†salesforce.com	228,336	26,555,477
Symantec	215,525	5,571,321
†Synopsys	48,700	4,053,788
†Take-Two Interactive Software	38,200	3,735,196

		432,626,362

Specialty Retail–2.15%
Advance Auto Parts	25,800	3,058,590
†AutoZone	9,427	6,115,201
Best Buy	83,777	5,863,552
†CarMax	62,209	3,853,225

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Foot Locker	41,100	$1,871,694
Gap	75,150	2,344,680
Home Depot	389,185	69,368,334
L Brands	85,443	3,264,777
Lowe’s	275,997	24,218,737
†O’Reilly Automotive	27,557	6,817,051
Ross Stores	126,526	9,866,497
Tiffany & Co.	34,515	3,370,735
TJX	210,046	17,131,352
Tractor Supply	42,700	2,690,954
†Ulta Beauty	19,000	3,881,130

		163,716,509

Technology Hardware, Storage & Peripherals–4.30%
Apple	1,694,589	284,318,141
Hewlett Packard Enterprise	518,676	9,097,577
HP	543,076	11,904,226
NetApp	91,843	5,665,795
Seagate Technology	98,472	5,762,581
Western Digital	98,534	9,091,732
Xerox	74,696	2,149,751

		327,989,803

Textiles, Apparel & Luxury Goods–0.73%
Hanesbrands	122,200	2,250,924
†Michael Kors Holdings	51,100	3,172,288
NIKE Class B	431,868	28,693,310
PVH	26,133	3,957,320
Ralph Lauren	18,372	2,053,990
Tapestry	96,734	5,089,176
†Under Armour Class A	63,800	1,043,130
†Under Armour Class C	64,252	922,016
VF	111,852	8,290,470

		55,472,624

Tobacco–1.19%
Altria Group	632,901	39,442,390

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco (continued)
Philip Morris International	517,516	$51,441,090

		90,883,480

Trading Companies & Distributors–0.20%
Fastenal	99,403	5,426,410
†United Rentals	28,700	4,957,351
WW Grainger	17,753	5,011,139

		15,394,900

Water Utilities–0.06%
American Water Works	58,600	4,812,818

		4,812,818

Total Common Stock (Cost $3,955,281,308)		7,519,842,575

MONEY MARKET FUND–1.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	79,761,865	79,761,865

Total Money Market Fund (Cost $79,761,865)		79,761,865

	Principal Amount°

SHORT-TERM INVESTMENT–0.08%
≠U.S. Treasury Obligations–0.08%
U.S. Treasury Bill 1.461% 6/7/18	5,975,000	5,956,852

Total Short-Term Investment (Cost $5,958,270)		5,956,852

TOTAL VALUE OF SECURITIES–99.71% (Cost $4,041,001,443)	7,605,561,292
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	22,210,785

NET ASSETS APPLICABLE TO 418,418,707 SHARES OUTSTANDING–100.00%	$7,627,772,077

†	Non-income producing.

«	Includes $5,915,471 cash collateral and $1,472,640 variation margin held at broker on futures contracts as of March 31, 2018.

Þ	Considered an affiliated investment. See Note 2 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation
Equity Contracts:
832 E-mini S&P 500 Index	$109,948,800	$114,391,631	6/18/18	$(4,442,831)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”), which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$218,132,598	$—	$218,132,598
Air Freight & Logistics	51,738,932	—	51,738,932
Airlines	37,614,531	—	37,614,531
Auto Components	13,358,612	—	13,358,612
Automobiles	32,046,106	—	32,046,106
Banks	488,223,607	—	488,223,607
Beverages	145,246,256	—	145,246,256
Biotechnology	198,651,176	—	198,651,176
Building Products	24,202,778	—	24,202,778
Capital Markets	237,284,245	—	237,284,245
Chemicals	157,150,153	—	157,150,153
Commercial Services & Supplies	22,716,693	—	22,716,693
Communications Equipment	80,250,654	—	80,250,654
Construction & Engineering	6,863,159	—	6,863,159
Construction Materials	9,389,078	—	9,389,078
Consumer Finance	55,289,733	—	55,289,733
Containers & Packaging	27,060,882	—	27,060,882
Distributors	8,646,019	—	8,646,019
Diversified Consumer Services	1,888,319	—	1,888,319
Diversified Financial Services	130,568,172	—	130,568,172
Diversified Telecommunication Services	144,291,104	—	144,291,104
Electric Utilities	134,432,017	—	134,432,017
Electrical Equipment	41,566,706	—	41,566,706
Electronic Equipment, Instruments & Components	34,444,321	—	34,444,321
Energy Equipment & Services	58,773,549	—	58,773,549
Equity Real Estate Investment Trusts	206,209,667	—	206,209,667
Food & Staples Retailing	126,576,370	—	126,576,370
Food Products	87,461,386	—	87,461,386
Health Care Equipment & Supplies	215,001,151	—	215,001,151
Health Care Providers & Services	203,337,931	—	203,337,931
Health Care Technology	11,214,927	—	11,214,927
Hotels, Restaurants & Leisure	137,927,007	—	137,927,007
Household Durables	30,818,368	—	30,818,368
Household Products	110,209,431	—	110,209,431
Independent Power & Renewable Electricity Producers	5,683,425	—	5,683,425
Industrial Conglomerates	128,577,730	—	128,577,730
Insurance	195,460,056	—	195,460,056
Internet & Direct Marketing Retail	276,773,624	—	276,773,624
Internet Software & Services	355,627,247	—	355,627,247
IT Services	322,422,970	—	322,422,970
Leisure Products	4,901,900	—	4,901,900
Life Sciences Tools & Services	60,027,636	—	60,027,636
Machinery	128,069,622	—	128,069,622
Media	192,599,076	—	192,599,076
Metals & Mining	21,357,361	—	21,357,361
Multiline Retail	36,813,146	—	36,813,146
Multi-Utilities	71,973,418	—	71,973,418
Oil, Gas & Consumable Fuels	372,045,879	—	372,045,879
Personal Products	14,041,493	—	14,041,493
Pharmaceuticals	341,742,683	—	341,742,683

LVIP SSGA S&P 500 Index Fund–10

LVIP SSGA S&P 500 Index Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock (continued)
Professional Services	$21,599,834	$—	$21,599,834
Real Estate Management & Development	4,952,245	—	4,952,245
Road & Rail	71,746,892	—	71,746,892
Semiconductors & Semiconductor Equipment	313,944,204	—	313,944,204
Software	432,626,362	—	432,626,362
Specialty Retail	163,716,509	—	163,716,509
Technology Hardware, Storage & Peripherals	327,989,803	—	327,989,803
Textiles, Apparel & Luxury Goods	55,472,624	—	55,472,624
Tobacco	90,883,480	—	90,883,480
Trading Companies & Distributors	15,394,900	—	15,394,900
Water Utilities	4,812,818	—	4,812,818
Money Market Fund	79,761,865	—	79,761,865
Short-Term Investment	—	5,956,852	5,956,852

Total Investments	$7,599,604,440	$5,956,852	$7,605,561,292

Derivatives:

Liabilities:
Futures Contracts	$(4,442,831)	$—	$(4,442,831)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Transactions with Affiliates

The Fund has investments in Lincoln National Corporation, the parent company of Lincoln Investment Advisors Corporation. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends
Common Stock–0.07%*
Insurance–0.07%*
Lincoln National	$5,806,452	$—	$—	$—	$(287,792)	$5,518,660	75,536	$24,927

* As a percentage of Net Assets.

LVIP SSGA S&P 500 Index Fund–11

LVIP SSGA Small-Cap Index Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–96.58%
Aerospace & Defense–1.39%
AAR	31,498	$1,389,377
†Aerojet Rocketdyne Holdings	67,368	1,884,283
†Aerovironment	20,681	941,192
†Astronics	21,222	791,581
†Axon Enterprise	50,745	1,994,786
Cubic	24,617	1,565,641
Curtiss-Wright	42,744	5,773,432
†Ducommun	10,800	328,104
†Engility Holdings	18,200	444,080
†Esterline Technologies	25,522	1,866,934
†KeyW Holding	36,608	287,739
†KLX	47,700	3,389,562
†Kratos Defense & Security Solutions	84,350	867,961
†Mercury Systems	45,551	2,201,024
†Moog Class A	30,981	2,553,144
National Presto Industries	4,072	381,750
†Sparton	6,583	114,610
Triumph Group	47,800	1,204,560
†Vectrus	9,000	335,160
†Wesco Aircraft Holdings	55,920	573,180

		28,888,100

Air Freight & Logistics–0.31%
†Air Transport Services Group	57,476	1,340,340
†Atlas Air Worldwide Holdings	22,720	1,373,424
†Echo Global Logistics	26,191	722,872
Forward Air	28,839	1,524,430
†Hub Group Class A	31,944	1,336,856
†Radiant Logistics	22,700	87,849

		6,385,771

Airlines–0.33%
Allegiant Travel	12,284	2,119,604
Hawaiian Holdings	50,525	1,955,317
SkyWest	49,292	2,681,485

		6,756,406

Auto Components–1.08%
†American Axle & Manufacturing Holdings	96,581	1,469,963
Cooper Tire & Rubber	50,317	1,474,288
†Cooper-Standard Holdings	16,800	2,063,208
Dana	140,972	3,631,439
†Dorman Products	26,273	1,739,535
†Fox Factory Holding	34,300	1,197,070
†Gentherm	35,906	1,219,009
†Horizon Global	17,270	142,305
LCI Industries	23,504	2,447,942
†Modine Manufacturing	48,564	1,027,129
†Motorcar Parts of America	19,300	413,599
†Shiloh Industries	13,900	120,930
Standard Motor Products	21,151	1,006,153
†Stoneridge	26,731	737,776

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
Superior Industries International	25,007	$332,593
Tenneco	49,477	2,714,803
Tower International	19,820	550,005
†VOXX International Class A	14,900	73,755

		22,361,502

Automobiles–0.06%
Winnebago Industries	30,873	1,160,825

		1,160,825

Banks–9.93%
1st Source	15,934	806,579
Access National	11,658	332,603
ACNB	5,200	152,100
†Allegiance Bancshares	9,300	364,095
American National Bankshares	5,995	225,412
Ameris Bancorp	35,379	1,871,549
Ames National	6,665	183,287
Arrow Financial	9,513	322,966
†Atlantic Capital Bancshares	21,300	385,530
Banc of California	42,838	826,773
BancFirst	15,586	827,617
Banco Latinoamericano de Exportacions	29,958	853,803
†Bancorp	49,247	531,868
BancorpSouth Bank	82,631	2,627,666
Bank of Commerce Holdings	11,500	133,975
Bank of Marin Bancorp	5,949	410,184
Bank of NT Butterfield & Son	52,300	2,347,224
Bankwell Financial Group	5,000	161,400
Banner	32,119	1,782,283
Bar Harbor Bankshares	14,768	409,369
BCB Bancorp	10,700	167,455
Berkshire Hills Bancorp	39,065	1,482,517
Blue Hills Bancorp	24,053	501,505
Boston Private Financial Holdings	81,738	1,230,157
Bridge Bancorp	17,492	586,857
Brookline Bancorp	73,619	1,192,628
Bryn Mawr Bank	18,464	811,493
†Byline Bancorp	14,700	337,071
C&F Financial	2,800	147,280
Cadence BanCorp	26,600	724,318
Camden National	13,755	612,097
Capital City Bank Group	9,284	229,779
†Capstar Financial Holdings	6,400	120,512
Carolina Financial	18,700	734,536
Cathay General Bancorp	73,903	2,954,642
CBTX	1,500	44,160
CenterState Bank	59,000	1,565,270
Central Pacific Financial	29,430	837,578
Central Valley Community Bancorp	7,600	148,656
Century Bancorp Class A	2,361	187,463

LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Chemical Financial	68,715	$3,757,336
Chemung Financial	2,700	125,469
Citizens & Northern	8,361	193,055
City Holding	14,897	1,021,338
Civista Bancshares	7,400	169,164
CNB Financial	11,591	337,182
CoBiz Financial	37,253	730,159
Codorus Valley Bancorp	7,386	207,694
Columbia Banking System	69,993	2,936,206
Community Bank System	47,719	2,555,830
†Community Bankers Trust	15,900	143,100
Community Financial	2,900	107,938
Community Trust Bancorp	15,330	692,916
ConnectOne Bancorp	29,769	857,347
County Bancorp	4,200	122,682
†Customers Bancorp	27,780	809,787
CVB Financial	100,659	2,278,920
DNB Financial	2,300	81,995
†Eagle Bancorp	30,709	1,837,934
Enterprise Bancorp	7,060	249,147
Enterprise Financial Services	21,738	1,019,512
†Equity Bancshares Class A	11,000	430,760
Evans Bancorp	3,400	153,850
Farmers & Merchants Bancorp	7,600	306,812
Farmers Capital Bank	6,300	251,685
Farmers National Banc	21,100	292,235
†FB Financial	13,000	527,670
†FCB Financial Holdings Class A	35,300	1,803,830
Fidelity Southern	22,203	512,223
Financial Institutions	11,988	354,845
First Bancorp (Maine)	8,211	229,744
First Bancorp (North Carolina)	27,709	987,826
†First BanCorp (Puerto Rico)	188,435	1,134,379
First Bancshares	8,800	283,800
First Busey	39,935	1,186,868
First Business Financial Services	5,800	145,928
First Citizens BancShares Class A	7,200	2,975,328
First Commonwealth Financial	94,639	1,337,249
First Community Bancshares	13,863	413,811
First Connecticut Bancorp	11,028	282,317
First Financial	8,959	372,694
First Financial Bancorp	60,073	1,763,143
First Financial Bankshares	61,514	2,848,098
First Financial Northwest	4,601	77,067
†First Foundation	25,505	472,863
First Guaranty Bancshares	3,190	82,908
First Internet Bancorp	7,100	262,700
First Interstate BancSystem Class A	25,646	1,014,299
First Merchants	39,983	1,667,291
First Mid-Illinois Bancshares	8,800	320,760
First Midwest Bancorp	99,255	2,440,680
†First Northwest Bancorp	9,600	162,144

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First of Long Island	21,754	$597,147
Flushing Financial	27,530	742,209
FNB Bancorp	3,900	143,481
†Franklin Financial Network	12,000	391,200
Fulton Financial	166,400	2,953,600
German American Bancorp	20,977	699,583
Glacier Bancorp	75,974	2,915,882
Great Southern Bancorp	10,270	512,987
Great Western Bancorp	57,600	2,319,552
†Green Bancorp	21,464	477,574
Guaranty Bancorp	24,068	682,328
Guaranty Bancshares	8,653	288,231
Hancock Holding	81,664	4,222,029
Hanmi Financial	31,020	953,865
†HarborOne Bancorp	10,300	181,898
Heartland Financial USA	24,038	1,275,216
Heritage Commerce	36,138	595,554
Heritage Financial	29,055	889,083
Hilltop Holdings	71,449	1,676,194
Home BancShares	152,628	3,481,445
†HomeTrust Bancshares	13,877	361,496
Hope Bancorp	126,158	2,294,814
Horizon Bancorp	21,855	655,869
†Howard Bancorp	6,500	128,700
IBERIABANK	49,004	3,822,312
Independent Bank	17,009	389,506
Independent Bank (Massachusetts)	25,184	1,801,915
Independent Bank Group	19,800	1,399,860
International Bancshares	53,264	2,071,970
Investar Holding	6,100	157,685
Investors Bancorp	242,086	3,302,053
Lakeland Bancorp	44,278	878,918
Lakeland Financial	23,717	1,096,437
LCNB	7,700	146,300
LegacyTexas Financial Group	46,027	1,970,876
Live Oak Bancshares	23,200	644,960
Macatawa Bank	23,000	236,210
MainSource Financial Group	24,320	988,608
MB Financial	78,526	3,178,732
MBT Financial	15,500	166,625
Mercantile Bank	15,133	503,172
†Metropolitan Bank Holding	3,600	151,596
Middlefield Banc	1,900	93,290
Midland States Bancorp	15,600	492,336
MidSouth Bancorp	12,900	163,185
MidWestOne Financial Group	11,342	377,575
MutualFirst Financial	4,700	170,375
National Bank Holdings Class A	24,552	816,354
National Bankshares	5,608	252,640
†National Commerce	12,000	522,600
NBT Bancorp	41,739	1,480,900
†Nicolet Bankshares	8,900	490,123

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Northeast Bancorp	5,400	$110,700
Northrim BanCorp	5,900	203,845
Norwood Financial	4,200	126,378
OFG Bancorp	43,488	454,450
Ohio Valley Banc	3,000	125,550
Old Line Bancshares	7,300	240,900
Old National Bancorp	130,617	2,207,427
Old Point Financial	2,700	71,226
Old Second Bancorp	24,600	341,940
Opus Bank	20,000	560,000
Orrstown Financial Services	6,400	154,560
†Pacific Mercantile Bancorp	13,300	127,015
†Pacific Premier Bancorp	38,202	1,535,720
Park National	12,476	1,294,510
Parke Bancorp	4,200	87,360
Peapack Gladstone Financial	17,391	580,685
Penns Woods Bancorp	3,876	163,994
Peoples Bancorp	15,340	543,803
Peoples Bancorp of North Carolina	3,410	104,755
Peoples Financial Services	5,300	241,945
People’s Utah Bancorp	10,900	352,070
Preferred Bank	13,129	842,882
Premier Financial Bancorp	8,140	151,485
QCR Holdings	12,100	542,685
RBB Bancorp	4,200	110,754
Reliant Bancorp	5,100	116,229
Renasant	44,108	1,877,236
Republic Bancorp Class A	7,530	288,399
†Republic First Bancorp	40,800	354,960
S&T Bancorp	31,756	1,268,335
Sandy Spring Bancorp	31,617	1,225,475
†Seacoast Banking Corp. of Florida	41,844	1,107,611
ServisFirst Bancshares	45,100	1,840,982
Shore Bancshares	10,900	205,574
Sierra Bancorp	10,920	290,909
Simmons First National Class A	80,552	2,291,704
†SmartFinancial	5,300	124,868
South State	35,018	2,987,035
†Southern First Bancshares	5,000	222,500
Southern National Bancorp of Virginia	17,600	278,784
Southside Bancshares	27,267	947,256
State Bank Financial	36,828	1,105,208
Sterling Bancorp	206,294	4,651,930
Stock Yards Bancorp	21,582	757,528
Summit Financial Group	8,900	222,589
†Texas Capital Bancshares	48,215	4,334,529
Tompkins Financial	14,397	1,090,717
Towne Bank	62,237	1,779,978
TriCo Bancshares	20,253	753,817
†TriState Capital Holdings	22,400	520,800
†Triumph Bancorp	17,400	716,880
Trustmark	65,679	2,046,558

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Two River Bancorp	5,400	$97,470
UMB Financial	43,882	3,176,618
Umpqua Holdings	214,481	4,592,038
Union Bankshares Corp.	54,499	2,000,658
Union Bankshares Inc.	3,400	172,720
United Bankshares	96,995	3,419,074
United Community Banks	71,156	2,252,087
United Security Bancshares	9,700	104,275
Unity Bancorp	5,700	125,400
Univest Corp. of Pennsylvania	25,720	712,444
Valley National Bancorp	250,599	3,122,464
†Veritex Holdings	13,400	370,778
Washington Trust Bancorp	14,275	767,281
WesBanco	41,055	1,736,627
West Bancorporation	12,373	316,749
Westamerica Bancorporation	24,881	1,445,088
Wintrust Financial	53,707	4,621,487

		206,428,113

Beverages–0.24%
†Boston Beer Class A	8,116	1,534,330
†Castle Brands	64,500	79,980
Coca-Cola Bottling Consolidated	4,613	796,527
†Craft Brew Alliance	8,950	166,470
MGP Ingredients	12,700	1,137,793
National Beverage	11,567	1,029,694
†Primo Water	18,400	215,464

		4,960,258

Biotechnology–6.20%
†Abeona Therapeutics	23,900	342,965
†Acceleron Pharma	36,600	1,431,060
†Achaogen	27,400	354,830
†Achillion Pharmaceuticals	117,772	436,934
†Acorda Therapeutics	42,571	1,006,804
†Adamas Pharmaceuticals	18,500	442,150
†Aduro Biotech	35,800	332,940
†Advaxis	27,200	45,968
†Agenus	58,000	273,180
†Aileron Therapeutics	5,500	44,715
†Aimmune Therapeutics	34,500	1,098,135
†Akebia Therapeutics	44,800	426,944
†Alder Biopharmaceuticals	62,500	793,750
†AMAG Pharmaceuticals	34,829	701,804
†Amicus Therapeutics	181,000	2,722,240
†AnaptysBio	17,400	1,810,992
†Anavex Life Sciences	27,000	74,520
†Apellis Pharmaceuticals	10,500	232,155
†Ardelyx	21,800	110,090
†Arena Pharmaceuticals	47,174	1,863,373
†ARMO BioSciences	5,800	216,978
†Array BioPharma	192,933	3,148,667

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Asterias Biotherapeutics	12,000	$17,400
†Atara Biotherapeutics	32,000	1,248,000
†Athenex	7,400	125,874
†Athersys	66,200	121,146
†Audentes Therapeutics	19,900	597,995
†Avexis	26,700	3,299,586
†Axovant Sciences	23,700	31,521
†Bellicum Pharmaceuticals	18,200	119,392
†BioCryst Pharmaceuticals	83,100	396,387
†Biohaven Pharmaceutical Holding	29,200	752,192
†BioSpecifics Technologies	3,700	164,058
†BioTime	63,444	170,664
†Bluebird Bio	46,600	7,956,950
†Blueprint Medicines	41,200	3,778,040
†Calithera Biosciences	22,700	143,010
†Calyxt	6,000	78,720
†Cara Therapeutics	20,600	255,028
†Catalyst Pharmaceuticals	53,100	126,909
†Celldex Therapeutics	113,240	263,849
†ChemoCentryx	19,345	263,092
†Chimerix	37,300	193,960
†Clovis Oncology	42,635	2,251,128
†Coherus Biosciences	38,600	426,530
†Conatus Pharmaceuticals	19,000	111,530
†Concert Pharmaceuticals	18,200	416,780
†Corbus Pharmaceuticals Holdings	42,800	261,080
†Corvus Pharmaceuticals	4,600	53,038
†Cue Biopharma	8,400	118,020
†Curis	71,200	46,515
†Cytokinetics	42,366	305,035
†CytomX Therapeutics	28,600	813,670
†Deciphera Pharmaceuticals	6,287	125,991
†Denali Therapeutics	16,400	322,916
†Dynavax Technologies	59,957	1,190,146
†Eagle Pharmaceuticals	6,500	342,485
†Edge Therapeutics	17,200	20,296
†Editas Medicine	33,638	1,115,100
†Emergent BioSolutions	32,648	1,718,917
†Enanta Pharmaceuticals	15,200	1,229,832
†Epizyme	48,200	855,550
†Esperion Therapeutics	16,600	1,200,678
†Exact Sciences	113,750	4,587,537
†Fate Therapeutics	38,500	375,760
†FibroGen	67,500	3,118,500
†Five Prime Therapeutics	27,300	469,014
†Flexion Therapeutics	32,400	726,084
†Fortress Biotech	29,600	134,680
†Foundation Medicine	14,185	1,117,069
†G1 Therapeutics	12,100	448,305
†Genocea Biosciences	21,300	22,365
†Genomic Health	19,677	615,693
†Geron	150,944	641,512

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Global Blood Therapeutics	36,000	$1,738,800
†Halozyme Therapeutics	115,943	2,271,323
†Heron Therapeutics	52,700	1,454,520
†Idera Pharmaceuticals	125,400	230,736
†Immune Design	34,900	115,170
†ImmunoGen	97,993	1,030,886
†Immunomedics	99,726	1,456,997
†Inovio Pharmaceuticals	66,000	310,860
†Insmed	74,500	1,677,740
†Insys Therapeutics	20,900	126,236
†Intellia Therapeutics	16,800	354,312
†Invitae	43,900	205,891
†Iovance Biotherapeutics	71,800	1,213,420
†Ironwood Pharmaceuticals	131,072	2,022,441
†Jounce Therapeutics	12,800	286,080
†Karyopharm Therapeutics	33,800	453,596
†Keryx Biopharmaceuticals	72,114	294,946
†Kindred Biosciences	19,600	169,540
†Kura Oncology	16,200	303,750
†La Jolla Pharmaceutical	17,500	521,150
†Lexicon Pharmaceuticals	43,916	376,360
†Ligand Pharmaceuticals Class B	19,865	3,280,903
†Loxo Oncology	22,200	2,561,214
†MacroGenics	33,300	837,828
†Madrigal Pharmaceuticals	4,435	517,964
†Matinas BioPharma Holdings	39,200	29,980
†MediciNova	34,500	352,590
Merrimack Pharmaceuticals	8,527	68,642
†Mersana Therapeutics	5,700	89,889
†MiMedx Group	102,700	715,819
†Minerva Neurosciences	25,800	161,250
†Miragen Therapeutics	7,700	53,977
†Momenta Pharmaceuticals	73,982	1,342,773
†Myriad Genetics	63,600	1,879,380
†Nantkwest	17,100	66,519
†Natera	22,700	210,429
†NewLink Genetics	18,347	133,016
†Novavax	310,936	652,966
†Novelion Therapeutics	11,200	39,200
†Nymox Pharmaceutical	21,200	89,676
†Organovo Holdings	62,000	63,860
†Otonomy	20,900	87,780
†PDL BioPharma	129,781	381,556
†Pieris Pharmaceuticals	25,500	173,910
†Portola Pharmaceuticals	55,300	1,806,098
†Progenics Pharmaceuticals	70,698	527,407
†Protagonist Therapeutics	7,200	61,848
†Prothena	37,600	1,380,296
†PTC Therapeutics	39,339	1,064,513
†Puma Biotechnology	28,000	1,905,400
†Ra Pharmaceuticals	7,100	37,701
†Radius Health	37,400	1,344,156

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Recro Pharma	14,200	$156,342
†REGENXBIO	27,100	808,935
†Repligen	36,725	1,328,711
†Retrophin	37,700	842,972
†Rhythm Pharmaceuticals	6,400	127,360
†Rigel Pharmaceuticals	125,474	444,178
†Sage Therapeutics	40,700	6,555,549
†Sangamo Biosciences	81,589	1,550,191
†Sarepta Therapeutics	59,100	4,378,719
†Selecta Biosciences	11,900	121,261
†Seres Therapeutics	15,500	113,770
†Spark Therapeutics	26,900	1,791,271
†Spectrum Pharmaceuticals	84,825	1,364,834
†Spero Therapeutics	2,000	28,500
†Stemline Therapeutics	20,000	306,000
†Strongbridge Biopharma	33,040	292,404
†Syndax Pharmaceuticals	9,900	140,877
†Synergy Pharmaceuticals	249,454	456,501
†Syros Pharmaceuticals	9,300	120,714
†TG Therapeutics	50,700	719,940
†Tocagen	17,012	201,592
†Trevena	51,400	84,296
†Ultragenyx Pharmaceutical	43,000	2,192,570
†Vanda Pharmaceuticals	43,481	732,655
†VBI Vaccines	19,100	66,850
†Veracyte	20,500	113,980
†Versartis	23,900	39,435
†Voyager Therapeutics	17,300	325,067
†vTv Therapeutics Class A	11,300	45,991
†XBiotech	15,200	81,320
†Xencor	37,400	1,121,252
†ZIOPHARM Oncology	131,317	514,763

		128,898,817

Building Products–1.28%
AAON	40,417	1,576,263
Advanced Drainage Systems	34,800	901,320
†American Woodmark	13,775	1,356,149
Apogee Enterprises	27,747	1,202,832
†Armstrong Flooring	15,700	213,049
†Builders FirstSource	107,366	2,130,141
Caesarstone	22,900	449,985
†Continental Building Products	37,400	1,067,770
†CSW Industrials	14,400	648,720
†Gibraltar Industries	31,161	1,054,800
Griffon	29,364	535,893
Insteel Industries	15,539	429,343
†Jeld-Wen Holding	65,600	2,008,672
†Masonite International	27,700	1,699,395
†NCI Building Systems	39,691	702,531
†Patrick Industries	23,671	1,464,051
†PGT Innovations	47,695	889,512

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†Ply Gem Holdings	18,700	$403,920
Quanex Building Products	34,252	595,985
Simpson Manufacturing	40,089	2,308,726
†Trex	28,694	3,121,046
Universal Forest Products	58,410	1,895,405

		26,655,508

Capital Markets–1.34%
Arlington Asset Investment Class A	24,185	267,002
Artisan Partners Asset Management Class A	44,200	1,471,860
Associated Capital Group Class A	1,900	71,155
B. Riley Financial	17,623	343,649
BrightSphere Investment Group	73,900	1,164,664
Cohen & Steers	21,069	856,666
†Cowen Class A	21,208	279,946
Diamond Hill Investment Group	3,132	646,946
†Donnelley Financial Solutions	33,400	573,478
Evercore Class A	37,292	3,251,862
Financial Engines	57,022	1,995,770
GAIN Capital Holdings	27,653	186,658
GAMCO Investors Class A	3,796	94,245
Greenhill & Co.	19,590	362,415
Hamilton Lane Class A	14,100	524,943
Houlihan Lokey	26,200	1,168,520
†INTL. FCStone	15,024	641,224
Investment Technology Group	32,742	646,327
Ladenburg Thalmann Financial Services	83,408	272,744
†Longfin	10,500	181,230
Medley Management Class A	4,197	23,923
Moelis & Co. Class A	30,500	1,550,925
Oppenheimer Holdings Class A	9,302	239,527
Piper Jaffray	14,068	1,168,347
PJT Partners Class A	17,900	896,790
Pzena Investment Management Class A	10,210	113,637
†Safeguard Scientifics	17,820	218,295
Silvercrest Asset Management Group Class A	6,100	92,720
Stifel Financial	64,547	3,823,119
=pTeton Advisors Class B	19	0
Virtu Financial Class A	25,000	825,000
Virtus Investment Partners	6,832	845,802
Waddell & Reed Financial Class A	79,400	1,604,674
Westwood Holdings Group	8,214	464,009
WisdomTree Investments	113,308	1,039,034

		27,907,106

Chemicals–2.04%
A Schulman	28,031	1,205,333
Advanced Emissions Solutions	15,700	179,294

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
†AdvanSix	29,400	$1,022,532
†AgroFresh Solutions	19,100	140,385
American Vanguard	28,595	577,619
Balchem	30,807	2,518,472
Chase	6,739	784,757
Core Molding Technologies	5,500	98,065
†Ferro	81,587	1,894,450
†Flotek Industries	42,686	260,385
FutureFuel	21,708	260,279
†GCP Applied Technologies	69,800	2,027,690
Hawkins	9,359	328,969
HB Fuller	49,009	2,437,218
†Ingevity	41,300	3,043,397
Innophos Holdings	19,164	770,584
Innospec	23,404	1,605,514
†Intrepid Potash	70,300	255,892
KMG Chemicals	12,972	777,671
†Koppers Holdings	20,360	836,796
†Kraton	29,341	1,399,859
Kronos Worldwide	22,700	513,020
†LSB Industries	17,761	108,875
Minerals Technologies	34,164	2,287,280
†OMNOVA Solutions	43,540	457,170
PolyOne	78,064	3,319,281
†PQ Group Holdings	22,800	318,516
Quaker Chemical	12,613	1,868,364
Rayonier Advanced Materials	42,400	910,328
Sensient Technologies	41,095	2,900,485
Stepan	19,470	1,619,515
†Trecora Resources	17,392	236,531
Tredegar	22,330	400,823
Trinseo	43,000	3,184,150
Tronox	87,700	1,617,188
Valhi	27,200	164,832

		42,331,519

Commercial Services & Supplies–2.39%
ABM Industries	54,423	1,822,082
ACCO Brands	102,924	1,291,696
†Advanced Disposal Services	50,800	1,131,824
†Aqua Metals	9,300	24,087
†ARC Document Solutions	31,770	69,894
Brady Class A	45,337	1,684,270
Brink’s	44,457	3,172,007
†Casella Waste Systems	38,534	900,925
CECO Environmental	20,364	90,620
†Cimpress	23,334	3,609,770
Covanta Holding	114,300	1,657,350
Deluxe	45,440	3,363,014
Ennis	22,960	452,312
Essendant	27,619	215,428
Healthcare Services Group	69,181	3,007,990

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Heritage-Crystal Clean	14,754	$347,457
Herman Miller	58,087	1,855,880
HNI	42,275	1,525,705
†Hudson Technologies	27,200	134,368
†InnerWorkings	35,657	322,696
Interface Class A	58,421	1,472,209
Kimball International Class B	36,302	618,586
Knoll	47,582	960,681
LSC Communications	34,300	598,535
Matthews International Class A	30,510	1,543,806
McGrath RentCorp	22,940	1,231,649
Mobile Mini	42,866	1,864,671
MSA Safety	32,318	2,690,150
Multi-Color	13,492	891,147
†NL Industries	4,936	38,748
Quad/Graphics	31,023	786,433
RR Donnelley & Sons	70,100	611,973
†SP Plus	17,297	615,773
Steelcase Class A	82,734	1,125,182
†Team	25,097	345,084
Tetra Tech	54,291	2,657,544
U.S. Ecology	21,419	1,141,633
UniFirst	14,867	2,403,251
Viad	19,813	1,039,192
VSE	6,966	360,282

		49,675,904

Communications Equipment–1.64%
†Acacia Communications	18,600	715,356
ADTRAN	48,048	747,146
†Aerohive Networks	30,300	122,412
†Applied Optoelectronics	18,800	471,128
†CalAmp	34,172	781,855
†Calix	31,731	217,357
†Casa Systems	5,700	167,238
†Ciena	136,796	3,543,016
†Clearfield	8,300	107,070
Comtech Telecommunications	19,775	591,075
†Digi International	21,371	220,121
†EMCORE	23,100	131,670
†Extreme Networks	109,645	1,213,770
†Finisar	110,936	1,753,898
†Harmonic	68,188	259,114
†Infinera	143,941	1,563,199
InterDigital	33,688	2,479,437
†KVH Industries	12,175	126,011
†Lumentum Holdings	59,900	3,821,620
†NETGEAR	30,534	1,746,545
†NetScout Systems	82,056	2,162,176
†Oclaro	161,700	1,545,852
Plantronics	32,051	1,934,919
†Quantenna Communications	22,600	309,620

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Ribbon Communications	35,602	$181,570
†Ubiquiti Networks	21,929	1,508,715
†ViaSat	51,646	3,394,175
†Viavi Solutions	222,700	2,164,644

		33,980,709

Construction & Engineering–1.12%
†Aegion	32,028	733,761
†Ameresco Class A	19,021	247,273
Argan	14,551	624,965
Chicago Bridge & Iron	98,200	1,414,080
Comfort Systems USA	36,036	1,486,485
†Dycom Industries	29,229	3,145,917
EMCOR Group	57,077	4,448,011
Granite Construction	38,640	2,158,430
†Great Lakes Dredge & Dock	50,797	233,666
†Hc2 Holdings	25,030	131,658
†IES Holdings	6,800	103,020
KBR	136,800	2,214,792
†Layne Christensen	15,700	234,244
†MasTec	64,578	3,038,395
†MYR Group	13,194	406,639
†Northwest Pipe	7,100	122,830
†NV5 Holdings	8,100	451,575
†Orion Holdings Group	16,895	111,338
Primoris Services	38,838	970,173
†Sterling Construction	19,200	220,032
†Tutor Perini	36,983	815,475

		23,312,759

Construction Materials–0.21%
†Forterra	12,100	100,672
†Summit Materials Class A	107,316	3,249,528
United States Lime & Minerals	1,487	108,819
†US Concrete	15,600	942,240

		4,401,259

Consumer Finance–0.67%
†Curo Group Holdings	10,400	178,880
†Elevate Credit	10,700	75,756
†Encore Capital Group	23,563	1,065,048
†Enova International	32,723	721,542
†EZCORP Class A	49,619	654,971
FirstCash	44,924	3,650,075
†Green Dot Class A	44,941	2,883,415
†LendingClub	320,300	1,121,050
Nelnet Class A	18,738	982,059
†PRA Group	43,623	1,657,674
†Regional Management	9,143	291,113
†World Acceptance	5,901	621,375

		13,902,958

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.11%
Greif Class A	25,000	$1,306,250
Greif Class B	4,500	262,125
Myers Industries	23,197	490,617
†UFP Technologies	5,600	165,200

		2,224,192

Distributors–0.06%
Core-Mark Holding	44,860	953,724
†Funko Class A	11,800	96,878
Weyco Group	4,458	149,789

		1,200,391

Diversified Consumer Services–0.96%
†Adtalem Global Education	58,500	2,781,675
†American Public Education	15,760	677,680
†Ascent Capital Group Class A	8,777	32,299
†Bridgepoint Education	15,373	103,614
†Cambium Learning Group	7,100	79,520
Capella Education	11,280	985,308
†Career Education	66,668	876,018
Carriage Services	15,035	415,868
†Chegg	92,700	1,915,182
Collectors Universe	7,100	111,541
†Grand Canyon Education	45,408	4,764,207
†Houghton Mifflin Harcourt	102,300	710,985
†K12	32,300	458,014
†Laureate Education Class A	54,800	753,500
Liberty Tax	6,600	66,660
†Regis	35,546	537,811
†Sotheby’s	37,075	1,902,318
Strayer Education	10,465	1,057,488
†Weight Watchers International	27,300	1,739,556

		19,969,244

Diversified Financial Services–0.08%
†Cannae Holdings	58,900	1,110,854
Marlin Business Services	5,686	161,198
†On Deck Capital	41,700	233,103
Tiptree Financial Class A	21,700	137,795

		1,642,950

Diversified Telecommunication Services–0.44%
ATN International	10,492	625,533
†Cincinnati Bell	41,865	579,830
Cogent Communications Holdings	40,604	1,762,214
Consolidated Communications Holdings	64,655	708,619
Frontier Communications	78,420	581,876
†Globalstar	473,248	325,358
†Hawaiian Telcom Holdco	5,771	153,970
IDT Class B	11,115	69,691
†Intelsat	31,300	117,688
†Iridium Communications	82,550	928,687

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Ooma	12,600	$137,340
†ORBCOMM	67,494	632,419
†pdvWireless	7,900	235,815
†Vonage Holdings	200,186	2,131,981
†Windstream Holdings	133,992	188,929

		9,179,950

Electric Utilities–0.96%
ALLETE	49,583	3,582,372
El Paso Electric	39,441	2,011,491
Genie Energy Class B	9,300	46,407
IDACORP	48,976	4,323,112
MGE Energy	33,326	1,869,589
Otter Tail	37,581	1,629,136
PNM Resources	77,536	2,965,752
Portland General Electric	86,714	3,512,784
Spark Energy Class A	8,400	99,540

		20,040,183

Electrical Equipment–0.68%
Allied Motion Technologies	6,000	238,500
†Atkore International Group	33,000	655,050
AZZ	25,527	1,115,530
†Babcock & Wilcox Enterprises	113,100	494,247
Encore Wire	19,926	1,129,804
†Energous	19,100	306,173
EnerSys	39,806	2,761,342
†Generac Holdings	59,082	2,712,455
General Cable	48,200	1,426,720
LSI Industries	20,862	169,191
†Plug Power	230,800	436,212
Powell Industries	6,308	169,307
Preformed Line Products	2,786	181,341
†Revolution Lighting Technologies	7,500	25,725
†Sunrun	84,600	755,478
†Thermon Group Holdings	31,903	714,946
†TPI Composites	9,100	204,295
†Vicor	16,971	484,522
†Vivint Solar	15,700	57,305

		14,038,143

Electronic Equipment, Instruments & Components–2.59%
†Akoustis Technologies	5,400	31,482
†Anixter International	28,201	2,136,226
AVX	45,600	754,680
Badger Meter	27,422	1,292,947
Bel Fuse Class B	6,838	129,238
Belden	40,842	2,815,647
Benchmark Electronics	48,866	1,458,650
†Control4	25,300	543,444
CTS	31,511	857,099
Daktronics	26,561	234,002
†Electro Scientific Industries	31,900	616,627

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†ePlus	12,958	$1,006,837
†Fabrinet	35,641	1,118,415
†FARO Technologies	16,299	951,862
†Fitbit Class A	190,600	972,060
=Gerber Scientific	6,600	0
†II-VI	58,951	2,411,096
†Insight Enterprises	34,903	1,219,162
†Iteris	17,500	86,800
†Itron	33,200	2,375,460
†KEMET	54,400	986,272
†Kimball Electronics	24,926	402,555
†Knowles	86,406	1,087,852
Littelfuse	23,359	4,862,877
†Maxwell Technologies	27,400	162,482
Mesa Laboratories	3,230	479,461
Methode Electronics	34,966	1,367,171
†MicroVision Inc.	50,700	57,291
MTS Systems	16,757	865,499
†Napco Security Technologies	8,800	102,960
†Novanta	31,263	1,630,365
†OSI Systems	17,368	1,133,609
Park Electrochemical	15,188	255,766
PC Connection	8,824	220,600
†PCM	7,500	62,250
†Plexus	32,663	1,950,961
†Radisys	31,000	19,871
†Rogers	17,552	2,098,166
†Sanmina	69,695	1,822,524
†ScanSource	24,537	872,290
SYNNEX	28,123	3,329,763
Systemax	9,558	272,881
†Tech Data	34,000	2,894,420
†TTM Technologies	90,250	1,379,923
†VeriFone Systems	108,500	1,668,730
Vishay Intertechnology	128,800	2,395,680
†Vishay Precision Group	10,872	338,663

		53,732,616

Energy Equipment & Services–1.32%
Archrock	69,500	608,125
†Basic Energy Services	12,900	186,276
Bristow Group	32,791	426,283
†C&J Energy Services	45,500	1,174,810
†Cactus Class A	21,000	565,530
†CARBO Ceramics	18,200	131,950
†Diamond Offshore Drilling	63,700	933,842
†Dril-Quip	37,000	1,657,600
Ensco Class A	416,420	1,828,084
†Era Group	12,400	115,940
†Exterran	31,700	846,390
†Fairmount Santrol Holdings	154,400	656,200
†Forum Energy Technologies	79,346	872,806

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
Frank’s International	37,000	$200,910
†FTS International	20,000	367,800
†Geospace Technologies	9,153	90,340
Gulf Island Fabrication	10,100	71,710
†Helix Energy Solutions Group	138,956	804,555
†Independence Contract Drilling	26,100	98,658
†Keane Group	52,400	775,520
†Key Energy Services	7,700	90,244
†Liberty Oilfield Services Class A	12,300	207,747
†Mammoth Energy Services	7,000	224,420
†Matrix Service	20,507	280,946
†McDermott International	275,600	1,678,404
Nabors Industries	20,907	146,140
†Natural Gas Services Group	9,185	219,062
†NCS Multistage Holdings	8,200	123,000
†Newpark Resources	83,541	676,682
†Nine Energy Service	4,300	104,705
†Noble	240,300	891,513
†Oil States International	49,800	1,304,760
†Parker Drilling	76,145	48,352
†PHI	8,782	89,928
†Pioneer Energy Services	68,083	183,824
†ProPetro Holding	56,200	893,018
†Ranger Energy Services	6,500	52,910
†RigNet	8,774	119,326
†Rowan	114,100	1,316,714
†SEACOR Holdings	16,300	832,930
†SEACOR Marine Holdings	11,964	227,555
†Select Energy Services Class A	20,900	263,758
†Smart Sand	19,900	115,818
†Solaris Oilfield Infrastructure Class A	15,400	255,024
†Superior Energy Services	148,800	1,254,384
†TETRA Technologies	115,542	433,283
†Unit	51,000	1,007,760
US Silica Holdings	79,483	2,028,406

		27,483,942

Equity Real Estate Investment Trusts–5.67%
Acadia Realty Trust	80,815	1,988,049
Agree Realty	27,666	1,329,075
Alexander & Baldwin	66,508	1,538,330
Alexander’s	2,076	791,433
American Assets Trust	39,573	1,322,134
Americold Realty Trust	48,600	927,288
Armada Hoffler Properties	44,600	610,574
Ashford Hospitality Prime	24,654	239,637
Ashford Hospitality Trust	77,198	498,699
Bluerock Residential Growth REIT	16,000	136,000
CareTrust REIT	74,181	994,025
CatchMark Timber Trust Class A	36,600	456,402
CBL & Associates Properties	167,200	697,224
Cedar Realty Trust	90,461	356,416

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Chatham Lodging Trust	44,131	$845,109
Chesapeake Lodging Trust	57,815	1,607,835
City Office REIT	30,300	350,268
Clipper Realty	13,500	114,345
Community Healthcare Trust	13,900	357,786
CorEnergy Infrastructure Trust	10,020	376,151
Cousins Properties	405,425	3,519,089
DiamondRock Hospitality	194,674	2,032,397
Easterly Government Properties	41,700	850,680
EastGroup Properties	32,669	2,700,420
Education Realty Trust	73,986	2,423,041
Farmland Partners	23,400	195,390
First Industrial Realty Trust	115,406	3,373,317
Four Corners Property Trust	60,400	1,394,636
Franklin Street Properties	103,204	867,946
Front Yard Residential	49,900	501,495
GEO Group	118,926	2,434,415
Getty Realty	30,617	772,161
Gladstone Commercial	27,505	476,937
Global Medical REIT	11,600	80,620
Global Net Lease	66,600	1,124,208
Government Properties Income Trust	92,603	1,264,957
Gramercy Property Trust	155,205	3,372,605
Healthcare Realty Trust	118,992	3,297,268
Hersha Hospitality Trust	38,541	689,884
Independence Realty Trust	83,156	763,372
†Industrial Logistics Properties Trust	17,800	362,052
†InfraREIT	42,000	816,060
Investors Real Estate Trust	120,462	625,198
†iStar	57,670	586,504
Jernigan Capital	11,400	206,340
Kite Realty Group Trust	81,154	1,235,975
LaSalle Hotel Properties	110,511	3,205,924
Lexington Realty Trust	211,386	1,663,608
LTC Properties	38,473	1,461,974
Mack-Cali Realty	88,500	1,478,835
MedEquities Realty Trust	23,600	248,036
Monmouth Real Estate Investment	69,889	1,051,131
National Health Investors	39,134	2,633,327
National Storage Affiliates Trust	50,300	1,261,524
New Senior Investment Group	81,700	668,306
Nexpoint Residential Trust	14,400	357,696
NorthStar Realty Europe	54,100	704,382
One Liberty Properties	10,738	237,310
Pebblebrook Hotel Trust	66,910	2,298,359
Pennsylvania Real Estate Investment Trust	68,099	657,155
Physicians Realty Trust	174,900	2,723,193
PotlatchDeltic	58,391	3,039,252
Preferred Apartment Communities Class A	30,300	429,957
PS Business Parks	19,262	2,177,376

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
QTS Realty Trust Class A	48,100	$1,742,182
†Quality Care Properties	92,200	1,791,446
RAIT Financial Trust	70,832	11,439
Ramco-Gershenson Properties Trust	77,505	957,962
Retail Opportunity Investments	105,567	1,865,369
Rexford Industrial Realty	75,200	2,165,008
RLJ Lodging Trust	164,555	3,198,949
Ryman Hospitality Properties	42,903	3,322,837
Sabra Health Care REIT	172,154	3,038,518
Safety Income & Growth	7,700	123,123
Saul Centers	11,066	564,034
Select Income REIT	62,163	1,210,935
Seritage Growth Properties Class A	25,200	895,860
STAG Industrial	92,134	2,203,845
Summit Hotel Properties	101,473	1,381,048
Sunstone Hotel Investors	218,892	3,331,536
Terreno Realty	52,114	1,798,454
TIER REIT	47,100	870,408
UMH Properties	24,867	333,466
Universal Health Realty Income Trust	12,573	755,637
Urban Edge Properties	100,600	2,147,810
Urstadt Biddle Properties Class A	29,017	560,028
Washington Prime Group	183,100	1,221,277
Washington Real Estate Investment Trust	76,775	2,095,958
Whitestone REIT	29,771	309,321
Xenia Hotels & Resorts	104,800	2,066,656

		117,764,198

Food & Staples Retailing–0.51%
Andersons	26,563	879,235
†Chefs’ Warehouse	22,495	517,385
Ingles Markets Class A	14,231	481,719
†Natural Grocers by Vitamin Cottage	7,253	51,931
†Performance Food Group	96,200	2,871,570
PriceSmart	21,532	1,798,999
†Smart & Final Stores	14,800	82,140
SpartanNash	36,458	627,442
†SUPERVALU	38,321	583,629
†United Natural Foods	49,399	2,121,193
Village Super Market Class A	6,613	174,385
Weis Markets	9,800	401,604

		10,591,232

Food Products–0.92%
Alico	2,463	66,994
B&G Foods Class A	64,114	1,519,502
Calavo Growers	15,654	1,443,299
†Cal-Maine Foods	28,130	1,229,281
†Darling Ingredients	159,359	2,756,911
Dean Foods	89,900	774,938
†Farmer Brothers	7,301	220,490

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Fresh Del Monte Produce	31,656	$1,432,117
†Freshpet	25,100	412,895
†Hostess Brands	78,600	1,162,494
J&J Snack Foods	14,687	2,005,657
John B Sanfilippo & Son	7,102	410,993
Lancaster Colony	18,254	2,247,798
†Landec	20,933	273,176
†Lifeway Foods	4,131	24,745
Limoneira	9,287	220,380
Sanderson Farms	19,590	2,331,602
†Seneca Foods Class A	4,510	124,927
Tootsie Roll Industries	17,439	513,579

		19,171,778

Gas Utilities–1.07%
Chesapeake Utilities	15,565	1,094,998
New Jersey Resources	83,382	3,343,618
Northwest Natural Gas	27,719	1,598,000
ONE Gas	50,600	3,340,612
RGC Resources	5,000	127,000
South Jersey Industries	77,704	2,188,145
Southwest Gas Holdings	46,095	3,117,405
Spire	45,867	3,316,184
WGL Holdings	49,624	4,151,048

		22,277,010

Health Care Equipment & Supplies–3.92%
Abaxis	21,413	1,512,186
†Accuray	82,118	410,590
Analogic	12,337	1,183,118
†AngioDynamics	36,392	627,762
†Anika Therapeutics	14,195	705,775
†Antares Pharma	146,400	322,080
†AtriCure	32,003	656,702
Atrion	1,367	862,987
†AxoGen	26,900	981,850
Cantel Medical	35,250	3,927,203
†Cardiovascular Systems	33,082	725,488
†Cerus	122,983	673,947
†ConforMIS	27,924	40,490
CONMED	26,822	1,698,637
†Corindus Vascular Robotics	62,300	85,351
†CryoLife	30,410	609,721
†Cutera	13,100	658,275
†Endologix	60,532	256,050
†FONAR	4,500	134,100
†GenMark Diagnostics	53,000	288,320
†Glaukos	28,300	872,489
†Globus Medical	68,374	3,406,393
†Haemonetics	51,534	3,770,227
†Halyard Health	45,500	2,096,640
†Heska	6,600	521,862

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†ICU Medical	14,567	$3,676,711
†Inogen	16,600	2,039,144
†Insulet	56,285	4,878,784
†Integer Holdings	30,225	1,709,224
†Integra LifeSciences Holdings	61,650	3,411,711
Invacare	27,139	472,219
†iRhythm Technologies	14,100	887,595
†K2M Group Holdings	40,800	773,160
†Lantheus Holdings	24,600	391,140
LeMaitre Vascular	15,000	543,450
†LivaNova	47,000	4,159,500
†Masimo	43,458	3,822,131
Meridian Bioscience	41,475	588,945
†Merit Medical Systems	47,374	2,148,411
†Natus Medical	30,063	1,011,620
†Neogen	48,016	3,216,592
†Nevro	26,900	2,331,423
†Novocure	56,600	1,233,880
†NuVasive	49,337	2,575,885
†NxStage Medical	63,454	1,577,466
†Obalon Therapeutics	9,200	31,556
†OraSure Technologies	55,606	939,185
†Orthofix International	16,903	993,558
†OrthoPediatrics	1,905	28,689
†Oxford Immunotec Global	26,000	323,700
†Penumbra	28,400	3,284,460
†Pulse Biosciences	6,800	92,004
†Quidel	27,825	1,441,613
†Quotient	14,400	67,824
†Rockwell Medical Technologies	38,835	202,330
†RTI Surgical	51,400	236,440
†Sientra	10,600	102,396
†Staar Surgical	40,699	602,345
†Surmodics	10,565	401,998
†Tactile Systems Technology	11,400	362,520
Utah Medical Products	2,915	288,148
†Varex Imaging	36,900	1,320,282
†Viewray	21,700	139,531
†Viveve Medical	11,100	40,626
†Wright Medical Group	101,703	2,017,788

		81,394,227

Health Care Providers & Services–2.02%
†AAC Holdings	8,600	98,728
Aceto	21,357	162,313
†Addus HomeCare	6,000	291,900
†Almost Family	12,676	709,856
†Amedisys	27,816	1,678,417
†American Renal Associates Holdings	7,600	143,260
†AMN Healthcare Services	45,774	2,597,675
†BioScrip	119,631	294,292
†BioTelemetry	31,200	968,760

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Capital Senior Living	20,531	$220,708
Chemed	15,198	4,146,926
†Civitas Solutions	12,900	198,660
†Community Health Systems	82,500	326,700
†CorVel	8,012	405,007
†Cross Country Healthcare	28,717	319,046
†Diplomat Pharmacy	47,700	961,155
Encompass Health	95,267	5,446,414
Ensign Group	47,090	1,238,467
†Genesis Healthcare	25,278	38,170
†HealthEquity	48,400	2,930,136
Kindred Healthcare	84,351	771,812
†LHC Group	15,506	954,549
†Magellan Health	23,395	2,505,605
†Molina Healthcare	44,881	3,643,440
National HealthCare	11,175	666,365
National Research Class A	7,337	214,607
Owens & Minor	59,854	930,730
†PetIQ	6,900	183,540
†Providence Service	10,033	693,682
†R1 RCM	99,300	709,002
†RadNet	30,200	434,880
†Select Medical Holdings	104,667	1,805,506
†Surgery Partners	19,400	332,710
†Tenet Healthcare	79,200	1,920,600
†Tivity Health	35,736	1,416,932
†Triple-S Management Class B	22,838	596,985
U.S. Physical Therapy	11,949	971,454

		41,928,989

Health Care Technology–0.80%
†Allscripts Healthcare Solutions	176,600	2,181,010
†Castlight Health Class B	54,300	198,195
Computer Programs & Systems	8,849	258,391
†Cotiviti Holdings	35,900	1,236,396
†Evolent Health Class A	59,000	840,750
HealthStream	25,645	636,765
†HMS Holdings	82,020	1,381,217
†Inovalon Holdings Class A	63,600	674,160
†Medidata Solutions	54,634	3,431,562
†NantHealth	5,000	15,250
†Omnicell	36,625	1,589,525
†Quality Systems	52,628	718,372
Simulations Plus	8,100	119,475
†Tabula Rasa HealthCare	12,900	500,520
†Teladoc	56,100	2,260,830
†Vocera Communications	28,740	673,091

		16,715,509

Hotels, Restaurants & Leisure–3.00%
†Belmond Class A	87,922	980,330
†Biglari Holdings	885	361,443

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
BJ’s Restaurants	19,874	$892,343
Bloomin’ Brands	85,252	2,069,919
Bluegreen Vacations	8,200	173,594
†Bojangles’	12,900	178,665
Boyd Gaming	80,683	2,570,560
Brinker International	45,400	1,638,940
†Caesars Entertainment	133,243	1,498,984
†Carrols Restaurant Group	34,965	391,608
†Century Casinos	18,500	138,010
Cheesecake Factory	41,686	2,010,099
Churchill Downs	13,026	3,178,995
†Chuy’s Holdings	16,732	438,378
Cracker Barrel Old Country Store	18,694	2,976,085
†Dave & Buster’s Entertainment	40,500	1,690,470
†Del Frisco’s Restaurant Group	16,987	259,052
†Del Taco Restaurants	33,400	346,024
†Denny’s	62,956	971,411
Dine Brands Global	16,932	1,110,401
†Drive Shack	46,200	220,836
†El Pollo Loco Holdings	15,200	144,400
†Eldorado Resorts	45,700	1,508,100
†Empire Resorts	1,339	23,098
†Fiesta Restaurant Group	25,957	480,205
†Fogo De Chao	4,800	75,600
†Golden Entertainment	15,900	369,357
†Habit Restaurants Class A	15,000	132,000
ILG	103,136	3,208,561
International Speedway Class A	23,718	1,045,964
†J Alexander’s Holdings	11,071	126,763
Jack in the Box	28,615	2,441,718
†La Quinta Holdings	79,700	1,507,127
†Lindblad Expeditions Holdings	12,800	131,456
Marcus	18,734	568,577
Marriott Vacations Worldwide	20,772	2,766,830
†Monarch Casino & Resort	10,884	460,284
Nathan’s Famous	2,600	192,140
†Noodles & Co.	7,800	58,890
Papa John’s International	25,422	1,456,681
†Penn National Gaming	82,400	2,163,824
†Pinnacle Entertainment	51,685	1,558,303
†Planet Fitness Class A	83,900	3,168,903
†PlayAGS	8,500	197,710
†Potbelly	16,600	200,030
RCI Hospitality Holdings	6,700	190,213
†Red Lion Hotels	12,300	119,925
†Red Robin Gourmet Burgers	12,722	737,876
Red Rock Resorts Class A	67,100	1,964,688
Ruth’s Hospitality Group	29,308	716,581
†Scientific Games Class A	51,752	2,152,883
†SeaWorld Entertainment	67,400	999,542
†Shake Shack Class A	22,000	915,860
Sonic	38,375	968,201

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Speedway Motorsports	9,461	$168,595
Texas Roadhouse	64,840	3,746,455
Wingstop	28,400	1,341,332
†Zoe’s Kitchen	13,900	200,716

		62,305,535

Household Durables–1.38%
†AV Homes	8,780	162,869
Bassett Furniture Industries	8,100	245,835
†Beazer Homes USA	25,566	407,778
†Cavco Industries	8,326	1,446,643
†Century Communities	19,038	570,188
CSS Industries	6,655	116,463
Ethan Allen Interiors	24,832	569,894
Flexsteel Industries	5,666	224,260
†GoPro Class A	108,800	521,152
†Green Brick Partners	15,200	165,680
Hamilton Beach Brands Holding Class A	1,384	29,368
†Helen of Troy	26,547	2,309,589
Hooker Furniture	9,300	341,310
†Hovnanian Enterprises Class A	101,192	185,181
†Installed Building Products	21,118	1,268,136
†iRobot	25,832	1,658,156
KB Home	82,636	2,350,994
La-Z-Boy	47,233	1,414,628
†LGI Homes	17,000	1,199,690
Libbey	15,888	77,692
Lifetime Brands	8,078	100,167
†M/I Homes	26,174	833,642
MDC Holdings	43,990	1,228,201
†Meritage Homes	37,584	1,700,676
†New Home	10,900	120,772
†PICO Holdings	15,971	182,868
†Taylor Morrison Home Class A	108,000	2,514,240
†TopBuild	34,400	2,632,288
†TRI Pointe Group	145,852	2,396,348
†Universal Electronics	14,011	729,273
†William Lyon Homes Class A	27,000	742,230
†ZAGG	25,300	308,660

		28,754,871

Household Products–0.27%
†Central Garden & Pet	8,900	382,700
†Central Garden & Pet Class A	34,522	1,367,416
†HRG Group	115,956	1,912,114
Oil-Dri Corp. of America	3,441	138,294
†Orchids Paper Products	5,392	43,945
WD-40	13,439	1,769,916

		5,614,385

Independent Power & Renewable Electricity Producers–0.36%
†Atlantic Power	87,433	183,609

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers (continued)
†Dynegy	124,900	$1,688,648
NRG Yield Class A	34,900	573,756
NRG Yield Class C	64,100	1,089,700
Ormat Technologies	39,256	2,213,253
Pattern Energy Group	76,900	1,329,601
TerraForm Power Class A	45,564	488,902

		7,567,469

Industrial Conglomerates–0.06%
Raven Industries	35,351	1,239,053

		1,239,053

Insurance–2.29%
†Ambac Financial Group	45,200	708,736
American Equity Investment Life Holding	84,055	2,467,855
AMERISAFE	18,799	1,038,645
AmTrust Financial Services	83,800	1,031,578
Argo Group International Holdings	32,467	1,863,606
†Atlas Financial Holdings	8,300	85,905
Baldwin & Lyons Class B	7,143	157,146
Blue Capital Reinsurance Holdings	5,100	62,220
†Citizens	39,091	286,146
CNO Financial Group	157,812	3,419,786
Crawford & Co. Class B	10,379	85,315
Donegal Group Class A	5,144	81,275
†eHealth	14,419	206,336
EMC Insurance Group	5,953	161,207
Employers Holdings	31,127	1,259,087
†Enstar Group	10,911	2,294,038
FBL Financial Group Class A	9,174	636,217
Federated National Holding	7,500	118,275
†Genworth Financial	491,700	1,391,511
Global Indemnity	6,337	218,753
†Greenlight Capital Re Class A	30,357	487,230
†Hallmark Financial Services	8,751	78,059
HCI Group	6,107	233,043
†Health Insurance Innovations Class A	12,100	349,690
Heritage Insurance Holdings	22,000	333,520
Horace Mann Educators	39,831	1,702,775
Independence Holding	6,117	218,071
Infinity Property & Casualty	10,489	1,241,898
Investors Title	1,200	239,880
James River Holdings L	25,200	893,844
Kemper	38,600	2,200,200
Kingstone	6,700	112,560
Kinsale Capital Group	14,300	734,019
Maiden Holdings	70,795	460,168
†MBIA	88,100	815,806
National General Holdings	48,200	1,171,742
National Western Life Group Class A	2,216	675,614
Navigators Group	20,232	1,166,375

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
†Ni Holdings	7,600	$126,920
Primerica	42,922	4,146,265
RLI	37,434	2,372,941
Safety Insurance Group	14,399	1,106,563
Selective Insurance Group	55,807	3,387,485
State Auto Financial	15,795	451,263
Stewart Information Services	20,839	915,666
†Third Point Reinsurance	90,000	1,255,500
†Trupanion	22,182	663,020
United Fire Group	21,121	1,010,851
United Insurance Holdings	17,000	325,380
Universal Insurance Holdings	30,603	976,236
†WMIH	148,500	210,870

		47,637,091

Internet & Direct Marketing Retail–0.37%
†1-800-Flowers.com Class A	27,282	321,928
†Duluth Holdings Class B	8,300	155,459
†FTD	13,837	50,367
†Gaia	5,850	90,675
†Groupon	331,900	1,440,446
†Lands End	10,600	247,510
†Liberty Interactive Corp. QVC Group Class A	349	8,784
†Liberty TripAdvisor Holdings Class A	71,800	771,850
Nutrisystem	29,326	790,336
†Overstock.com	16,597	601,641
PetMed Express	19,472	812,956
†Shutterfly	30,772	2,500,225

		7,792,177

Internet Software & Services–3.57%
†2U	46,600	3,915,798
†Alarm.com Holdings	20,100	758,574
†Alteryx Class A	23,200	792,048
†Amber Road	19,300	171,770
†Appfolio Class A	9,600	392,160
†Apptio Class A	23,200	657,488
†Benefitfocus	16,100	392,840
†Blucora	43,568	1,071,773
†Box Class A	79,000	1,623,450
†Brightcove	21,686	150,718
†Carbonite	24,870	716,256
†Care.com	12,300	200,121
†Cars.com	70,100	1,985,933
†ChannelAdvisor	18,800	171,080
†Cloudera	95,000	2,050,100
†CommerceHub Class A	10,200	229,500
†CommerceHub Class C	28,900	649,961
†Cornerstone OnDemand	51,610	2,018,467
†Coupa Software	30,700	1,400,534
†DHI Group	40,816	65,306

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Endurance International Group Holdings	46,000	$340,400
†Envestnet	41,863	2,398,750
†Etsy	117,200	3,288,632
†Five9	52,000	1,549,080
†Gogo	57,100	492,773
†GrubHub	81,800	8,300,246
†GTT Communications	30,200	1,712,340
†Hortonworks	49,400	1,006,278
†Instructure	21,500	906,225
†Internap	14,825	163,075
j2 Global	44,987	3,550,374
†Leaf Group	12,500	88,125
†Limelight Networks	67,249	276,393
†Liquidity Services	17,626	114,569
†LivePerson	54,518	891,369
†Meet Group	55,800	116,622
†Mindbody Class A	41,900	1,629,910
†MuleSoft Class A	24,000	1,055,520
†New Relic	29,700	2,201,364
NIC	63,247	841,185
†Nutanix Class A	103,700	5,092,707
†Okta	19,300	769,105
†Ominto	10,573	30,344
†Q2 Holdings	30,600	1,393,830
†QuinStreet	29,711	379,409
†Quotient Technology	74,300	973,330
Reis	8,300	178,035
†SendGrid	8,000	225,120
†Shutterstock	18,252	878,834
†SPS Commerce	16,601	1,063,626
†Stamps.com	15,838	3,184,230
†TechTarget	15,398	306,112
†Tintri	12,600	21,546
†Trade Desk Class A	23,200	1,151,184
†TrueCar	69,700	659,362
†Tucows Class A	9,100	509,600
†Twilio Class A	60,400	2,306,072
†Veritone	2,700	37,584
†Web.com Group	38,051	688,723
†XO Group	24,601	510,471
†Yelp	77,500	3,235,625
†Yext	21,100	266,915

		74,198,871

IT Services–1.86%
†Acxiom	77,072	1,750,305
†Blackhawk Network Holdings Class A	53,200	2,378,040
†CACI International Class A	23,661	3,581,092
†Cardtronics Class A	44,740	998,149
Cass Information Systems	11,863	705,967
Convergys	86,822	1,963,914

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
CSG Systems International	32,588	$1,475,911
†EPAM Systems	48,145	5,513,565
†Everi Holdings	65,300	429,021
EVERTEC	59,500	972,825
†ExlService Holdings	31,848	1,776,163
Hackett Group	23,791	382,083
†Information Services Group	27,000	112,860
ManTech International Class A	25,217	1,398,787
MAXIMUS	62,164	4,148,825
†MoneyGram International	24,587	211,940
†Perficient	33,925	777,561
†Presidio	25,100	392,564
Science Applications International	40,500	3,191,400
†ServiceSource International	63,760	242,926
†StarTek	7,500	73,350
†Sykes Enterprises	38,477	1,113,524
†Syntel	32,628	832,993
Travelport Worldwide	121,100	1,978,774
TTEC Holdings	12,260	376,382
†Unisys	50,354	541,305
†Virtusa	26,436	1,281,089

		38,601,315

Leisure Products–0.32%
Acushnet Holdings	31,300	722,717
†American Outdoor Brands	53,732	554,514
Callaway Golf	91,427	1,495,746
†Clarus	15,300	103,275
Escalade	7,200	98,640
Johnson Outdoors Class A	3,886	240,932
†Malibu Boats Class A	20,200	670,842
Marine Products	4,556	63,830
†MCBC Holdings	18,500	466,200
†Nautilus	30,700	412,915
Sturm Ruger & Co.	16,714	877,485
†Vista Outdoor	56,400	920,448

		6,627,544

Life Sciences Tools & Services–0.52%
†Accelerate Diagnostics	25,921	592,295
†Cambrex	31,646	1,655,086
†Codexis	41,100	452,100
†Enzo Biochem	34,500	189,060
†Fluidigm	25,845	150,935
Luminex	40,307	849,268
†Medpace Holdings	10,400	363,064
†NanoString Technologies	17,100	128,421
†NeoGenomics	57,000	465,120
†Pacific Biosciences of California	83,098	170,351
†PRA Health Sciences	48,000	3,982,080
†Syneos Health	53,100	1,885,050

		10,882,830

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery–3.65%
Actuant Class A	58,314	$1,355,801
Alamo Group	9,335	1,025,917
Albany International	27,983	1,754,534
Altra Industrial Motion	28,078	1,290,184
American Railcar Industries	5,046	188,771
Astec Industries	20,847	1,150,337
Barnes Group	48,739	2,918,979
†Blue Bird	13,400	317,580
Briggs & Stratton	41,114	880,251
†Chart Industries	29,874	1,763,462
CIRCOR International	16,427	700,776
Columbus McKinnon	21,808	781,599
†Commercial Vehicle Group	18,700	144,925
DMC Global	12,200	326,350
Douglas Dynamics	21,749	942,819
Eastern	4,100	116,850
†Energy Recovery	37,400	307,428
EnPro Industries	20,609	1,594,724
ESCO Technologies	24,938	1,460,120
†ExOne	9,291	67,638
Federal Signal	57,807	1,272,910
Franklin Electric	45,140	1,839,455
FreightCar America	10,041	134,549
†Gencor Industries	5,500	88,550
Global Brass & Copper Holdings	21,500	719,175
Gorman-Rupp	14,382	420,673
Graham	7,462	159,836
Greenbrier	26,747	1,344,037
†Hardinge	10,200	186,864
†Harsco	78,500	1,621,025
Hillenbrand	61,436	2,819,912
Hurco	5,769	264,797
Hyster-Yale Materials Handling	10,266	717,901
John Bean Technologies	30,392	3,446,453
Kadant	10,697	1,010,867
Kennametal	77,900	3,128,464
†LB Foster Class A	6,200	146,010
Lindsay	10,307	942,472
†Lydall	16,502	796,221
†Manitowoc	31,475	895,779
†Meritor	81,612	1,677,943
†Milacron Holdings	63,100	1,270,834
Miller Industries	8,229	205,725
Mueller Industries	55,640	1,455,542
Mueller Water Products Class A	150,327	1,634,054
†Navistar International	48,500	1,696,045
NN	26,956	646,944
Omega Flex	1,789	116,464
Park-Ohio Holdings	7,216	280,342
†Proto Labs	24,043	2,826,255
†RBC Bearings	22,718	2,821,576
REV Group	27,700	575,052

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†Rexnord	101,064	$2,999,580
Spartan Motors	34,116	586,795
†SPX	41,700	1,354,416
†SPX FLOW	40,300	1,982,357
Standex International	12,354	1,177,954
Sun Hydraulics	26,728	1,431,552
Tennant	17,281	1,169,924
Titan International	49,510	624,321
†TriMas	44,625	1,171,406
†Twin Disc	6,300	136,962
Wabash National	57,240	1,191,164
Watts Water Technologies Class A	27,128	2,107,846
Woodward	51,658	3,701,812

		75,887,860

Marine–0.11%
Costamare	43,700	272,688
†Eagle Bulk Shipping	28,500	141,075
†Genco Shipping & Trading	5,800	82,476
Matson	41,300	1,182,832
†Navios Maritime Holdings	63,200	56,747
†Safe Bulkers	35,700	113,169
Scorpio Bulkers	48,591	342,567

		2,191,554

Media–1.21%
AMC Entertainment Holdings	52,690	740,295
Beasley Broadcast Group Class A	6,200	70,060
†Central European Media Enterprises Class A	68,011	285,646
Clear Channel Outdoor Holdings Class A	26,500	129,850
†Cogint	11,600	29,000
†Daily Journal	950	217,065
Emerald Expositions Events	14,500	282,460
Entercom Communications Class A	124,321	1,199,698
Entravision Communications Class A	67,130	315,511
†Eros International	22,400	244,160
EW Scripps Class A	57,266	686,619
Gannett	110,400	1,101,792
†Global Eagle Entertainment	35,400	52,038
†Gray Television	78,500	996,950
†Hemisphere Media Group	13,500	151,875
†IMAX	55,000	1,056,000
†Liberty Media-Liberty Braves Class A	8,000	181,840
†Liberty Media-Liberty Braves Class C	33,900	773,598
†Loral Space & Communications	11,461	477,351
†MDC Partners Class A	57,535	414,252
Meredith	38,534	2,073,129
†MSG Networks Class A	58,600	1,324,360
National CineMedia	63,029	327,120
New Media Investment Group	50,500	865,570

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
New York Times Class A	121,811	$2,935,645
Nexstar Media Group Class A	42,597	2,832,701
†Reading International Class A	13,940	232,101
Saga Communications Class A	2,612	97,297
Salem Media Group	10,300	37,080
Scholastic	27,791	1,079,402
Sinclair Broadcast Group Class A	69,432	2,173,222
Townsquare Media Class A	9,400	74,542
†tronc	17,300	284,066
†WideOpenWest	15,700	112,255
World Wrestling Entertainment Class A	38,007	1,368,632

		25,223,182

Metals & Mining–1.20%
†AK Steel Holding	308,256	1,396,400
†Allegheny Technologies	121,900	2,886,592
†Ampco-Pittsburgh	7,400	65,860
Carpenter Technology	45,100	1,989,812
†Century Aluminum	49,087	811,899
†Cleveland-Cliffs Class CLIFFS	290,100	2,016,195
†Coeur Mining	181,086	1,448,688
Commercial Metals	112,300	2,297,658
Compass Minerals International	33,000	1,989,900
Gold Resource	43,500	196,185
Haynes International	12,381	459,459
Hecla Mining	385,100	1,413,317
Kaiser Aluminum	16,122	1,626,710
†Klondex Mines	130,600	306,910
Materion	19,584	999,763
Olympic Steel	5,606	114,979
†Ryerson Holding	14,325	116,749
Schnitzer Steel Industries Class A	26,101	844,367
†SunCoke Energy	63,847	686,994
†TimkenSteel	33,600	510,384
Warrior Met Coal	32,600	913,126
Worthington Industries	40,908	1,755,771

		24,847,718

Mortgage Real Estate Investment Trusts–0.80%
AG Mortgage Investment Trust	28,184	489,556
Anworth Mortgage Asset	97,931	470,069
Apollo Commercial Real Estate Finance	104,781	1,883,962
Ares Commercial Real Estate	27,489	339,489
ARMOUR Residential REIT	41,053	955,714
Capstead Mortgage	94,308	815,764
Cherry Hill Mortgage Investment	8,700	152,598
CYS Investments	152,167	1,022,562
Dynex Capital	44,830	297,223
Ellington Residential Mortgage REIT	6,200	67,952
Granite Point Mortgage Trust	42,800	707,912
Great Ajax	11,300	153,115

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (continued)
Hannon Armstrong Sustainable
Infrastructure Capital	50,000	$975,000
Invesco Mortgage Capital	109,661	1,796,247
KKR Real Estate Finance Trust	10,900	218,654
Ladder Capital Class A	77,405	1,167,267
MTGE Investment	45,211	809,277
New York Mortgage Trust	110,832	657,234
Orchid Island Capital	35,000	257,950
Owens Realty Mortgage	8,700	126,846
PennyMac Mortgage Investment Trust	56,221	1,013,665
Redwood Trust	75,146	1,162,509
Resource Capital	21,982	209,049
Sutherland Asset Management	12,600	190,890
TPG RE Finance Trust	18,200	361,998
Western Asset Mortgage Capital	41,484	401,980

		16,704,482

Multiline Retail–0.32%
Big Lots	41,500	1,806,495
Dillard’s Class A	13,700	1,100,658
Fred’s Class A	25,477	76,176
†JC Penney	305,800	923,516
†Ollie’s Bargain Outlet Holdings	46,200	2,785,860
†Sears Holdings	9,800	26,166

		6,718,871

Multi-Utilities–0.44%
Avista	62,426	3,199,333
Black Hills	51,943	2,820,505
NorthWestern	47,406	2,550,443
Unitil	13,841	642,361

		9,212,642

Oil, Gas & Consumable Fuels–2.16%
†Abraxas Petroleum	117,312	260,433
Adams Resources & Energy	1,206	52,461
†Approach Resources	29,500	76,995
Arch Coal Class A	18,700	1,718,156
†Ardmore Shipping	19,500	148,200
†Bonanza Creek Energy	20,400	565,284
†California Resources	42,500	728,875
†Callon Petroleum	196,016	2,595,252
†Carrizo Oil & Gas	75,889	1,214,224
†Clean Energy Fuels	101,395	167,302
†Cloud Peak Energy	54,900	159,759
†Cobalt International Energy	1	0
†Contango Oil & Gas	14,481	51,408
CVR Energy	12,900	389,838
Delek U.S. Holdings	75,579	3,076,065
†Denbury Resources	391,600	1,072,984
DHT Holdings	88,000	299,200
†Dorian LPG	24,036	180,030
†Earthstone Energy Class A	17,200	174,064

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Eclipse Resources	51,400	$74,016
†Energy XXI Gulf Coast	22,000	84,480
†EP Energy Class A	33,600	45,024
Evolution Petroleum	21,847	175,868
Frontline	78,836	349,243
GasLog	40,507	666,340
†Gastar Exploration	129,600	88,478
†Gener8 Maritime	34,100	192,665
Golar LNG	93,300	2,552,688
Green Plains	39,043	655,922
†Halcon Resources	128,500	625,795
Hallador Energy	11,900	81,753
†HighPoint Resources	77,190	392,125
†International Seaways	29,465	518,584
†Isramco	751	77,954
†Jagged Peak Energy	57,000	805,410
†Jones Energy Class A	47,194	37,755
†Lilis Energy	31,800	126,246
†Matador Resources	94,395	2,823,354
†Midstates Petroleum	8,300	110,639
NACCO Industries Class A	2,792	91,717
Navios Maritime Acquisition	43,100	36,204
Nordic American Tankers	157,898	306,322
†Oasis Petroleum	259,900	2,105,190
†Overseas Shipholding Group Class A	31,400	89,176
†Pacific Ethanol	25,000	75,000
Panhandle Oil & Gas Class A	12,494	241,134
†Par Pacific Holdings	31,735	544,890
†PDC Energy	64,150	3,145,275
Peabody Energy	64,800	2,365,200
†Penn Virginia	14,300	501,072
†Renewable Energy Group	32,064	410,419
†Resolute Energy	21,500	744,975
†REX American Resources	4,850	353,080
†Ring Energy	49,587	711,573
†Sanchez Energy	52,338	163,818
†SandRidge Energy	35,100	509,301
Scorpio Tankers	282,509	553,718
SemGroup Class A	64,905	1,388,967
Ship Finance International	59,042	844,301
†SilverBow Resources	5,200	151,320
†SRC Energy	229,613	2,165,251
†Stone Energy	19,400	719,740
Teekay	54,400	440,096
Teekay Tankers Class A	175,141	208,418
†Tellurian	47,300	341,033
†Ultra Petroleum	192,700	803,559
†Uranium Energy	101,300	132,703
†W&T Offshore	95,436	422,781
†Westmoreland Coal	14,557	5,968

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†WildHorse Resource Development	48,100	$918,229

		44,905,299

Paper & Forest Products–0.62%
Boise Cascade	37,746	1,456,996
†Clearwater Paper	16,151	631,504
KapStone Paper & Packaging	84,364	2,894,529
Louisiana-Pacific	140,878	4,053,060
Neenah	16,295	1,277,528
PH Glatfelter	42,817	879,033
Schweitzer-Mauduit International	29,867	1,169,293
†Verso Class A	34,300	577,612

		12,939,555

Personal Products–0.17%
†elf Beauty	21,000	406,770
Inter Parfums	17,093	805,935
Medifast	10,487	980,010
Natural Health Trends	6,900	131,169
Nature’s Sunshine Products	8,440	92,840
†Revlon Class A	12,354	254,492
†USANA Health Sciences	11,178	960,190

		3,631,406

Pharmaceuticals–2.49%
†Aclaris Therapeutics	23,400	409,968
†Aerie Pharmaceuticals	32,300	1,752,275
†Akcea Therapeutics	11,100	284,271
†Amphastar Pharmaceuticals	36,000	675,000
†ANI Pharmaceuticals	6,600	384,252
†Aratana Therapeutics	35,300	155,673
†Assembly Biosciences	15,800	776,412
†Catalent	129,400	5,313,164
†Clearside BioMedical	18,400	197,432
†Collegium Pharmaceutical	24,900	636,195
†Corcept Therapeutics	89,011	1,464,231
†Corium International	22,200	254,634
†Depomed	45,757	301,539
†Dermira	31,400	250,886
†Dova Pharmaceuticals	5,200	141,024
†Durect	96,800	207,152
†Horizon Pharma	158,700	2,253,540
†Impax Laboratories	71,702	1,394,604
†Innoviva	73,600	1,226,912
†Intersect ENT	26,200	1,029,660
†Intra-Cellular Therapies	41,700	877,785
†Kala Pharmaceuticals	17,100	270,693
†Lannett	23,280	373,644
†Medicines	67,133	2,211,361
†Melinta Therapeutics	6,659	49,277
†Menlo Therapeutics	6,800	255,544
†Myokardia	19,300	941,840
†Nektar Therapeutics	144,688	15,374,547

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Neos Therapeutics	22,000	$182,600
†Ocular Therapeutix	13,100	85,281
†Odonate Therapeutics	7,300	154,614
†Omeros	45,666	510,089
†Optinose	5,900	118,118
†Pacira Pharmaceuticals	38,575	1,201,611
†Paratek Pharmaceuticals	24,400	317,200
Phibro Animal Health Class A	19,600	778,120
†Prestige Brands Holdings	51,955	1,751,923
†Reata Pharmaceuticals Class A	9,700	198,947
†Revance Therapeutics	22,700	699,160
†Sienna Biopharmaceuticals	13,500	253,530
†Supernus Pharmaceuticals	46,985	2,151,913
†Teligent	32,500	109,200
†Tetraphase Pharmaceuticals	34,800	106,836
†TherapeuticsMD	163,600	796,732
†Theravance Biopharma	41,000	994,250
†WAVE Life Sciences	10,100	405,010
†Zogenix	33,446	1,339,512
†Zynerba Pharmaceuticals	8,500	73,865

		51,692,026

Professional Services–1.29%
†Acacia Research	35,876	125,566
†ASGN	48,482	3,969,706
Barrett Business Services	7,032	582,812
BG Staffing	5,100	96,849
†CBIZ	50,346	918,815
CRA International	6,651	347,781
Exponent	24,930	1,960,745
Forrester Research	10,333	428,303
†Franklin Covey	9,480	255,012
†FTI Consulting	36,906	1,786,619
†GP Strategies	10,500	237,825
Heidrick & Struggles International	18,364	573,875
†Hill International	25,600	145,920
†Huron Consulting Group	21,678	825,932
ICF International	17,651	1,031,701
Insperity	35,202	2,448,299
Kelly Services Class A	30,077	873,436
Kforce	23,338	631,293
Korn/Ferry International	51,145	2,638,571
†Mistras Group	14,147	267,944
†Navigant Consulting	45,136	868,417
†Red Violet	1,546	9,431
Resources Connection	23,709	384,086
RPX	46,174	493,600
†TriNet Group	40,300	1,866,696
†TrueBlue	40,087	1,038,253
†WageWorks	38,730	1,750,596
†Willdan Group	5,600	158,760

		26,716,843

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development–0.48%
†Altisource Portfolio Solutions	8,400	$223,104
Consolidated-Tomoka Land	3,399	213,627
†Forestar Group	9,705	205,261
†FRP Holdings	5,272	295,232
HFF Class A	35,881	1,783,286
Kennedy-Wilson Holdings	117,853	2,050,642
†Marcus & Millichap	16,000	576,960
†Maui Land & Pineapple	5,000	58,250
†Newmark Group Class A	20,200	306,838
†Rafael Holdings Class B	5,557	26,951
RE/MAX Holdings	17,500	1,057,875
†Redfin	54,200	1,237,386
RMR Group Class A	7,095	496,295
†St. Joe	43,868	826,912
†Stratus Properties	5,400	163,080
†Tejon Ranch	16,518	381,731
†Trinity Place Holdings	16,800	109,200

		10,012,630

Road & Rail–0.87%
ArcBest	25,542	818,621
†Avis Budget Group	70,200	3,288,168
†Covenant Transportation Group Class A	10,200	304,266
†Daseke	21,600	211,464
Heartland Express	46,609	838,496
†Hertz Global Holdings	53,800	1,067,930
Knight-Swift Transportation Holdings Class A	121,350	5,583,313
Marten Transport	38,463	876,956
†Roadrunner Transportation Systems	25,803	65,540
†Saia	24,663	1,853,424
Schneider National Class B	41,000	1,068,460
Universal Logistics Holdings	6,097	128,952
Werner Enterprises	46,456	1,695,644
†YRC Worldwide	25,000	220,750

		18,021,984

Semiconductors & Semiconductor Equipment–3.03%
†Advanced Energy Industries	38,579	2,465,198
†Alpha & Omega Semiconductor	20,571	317,822
†Ambarella	31,692	1,552,591
†Amkor Technology	100,065	1,013,658
†Aquantia	7,400	116,180
†Axcelis Technologies	29,733	731,432
†AXT	27,600	200,100
Brooks Automation	66,990	1,814,089
Cabot Microelectronics	24,171	2,588,956
†CEVA	21,623	782,753
†Cirrus Logic	60,088	2,441,375
Cohu	27,443	625,975
†Cree	94,600	3,813,326

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†CyberOptics	5,100	$91,800
†Diodes	38,265	1,165,552
†DSP Group	17,252	203,574
Entegris	137,550	4,786,740
†FormFactor	70,725	965,396
†GSI Technology	10,600	78,546
†Ichor Holdings	18,500	447,885
†Impinj	13,400	174,468
†Inphi	41,094	1,236,929
†Integrated Device Technology	129,819	3,967,269
†Kopin	50,542	157,691
†Lattice Semiconductor	121,626	677,457
†MACOM Technology Solutions Holdings	40,071	665,179
†MaxLinear Class A	60,172	1,368,913
MKS Instruments	51,224	5,924,056
Monolithic Power Systems	38,653	4,474,858
†Nanometrics	23,922	643,502
†NeoPhotonics	24,000	164,400
NVE	4,818	400,424
†PDF Solutions	28,578	333,219
†Photronics	66,660	549,945
†Pixelworks	21,200	82,044
Power Integrations	27,956	1,910,793
†Rambus	105,986	1,423,392
†Rudolph Technologies	30,838	854,213
†Semtech	61,784	2,412,665
†Sigma Designs	31,300	194,060
†Silicon Laboratories	40,700	3,658,930
†SMART Global Holdings	9,600	478,464
†SunPower	60,500	482,790
†Synaptics	33,652	1,538,906
†Ultra Clean Holdings	32,666	628,821
†Veeco Instruments	46,548	791,316
†Xcerra	53,441	622,588
Xperi	48,035	1,015,940

		63,036,180

Software–3.87%
†8x8	86,140	1,606,511
†A10 Networks	42,938	249,899
†ACI Worldwide	113,151	2,683,942
†Agilysys	10,614	126,519
American Software Class A	19,961	259,493
†Aspen Technology	70,775	5,583,440
Blackbaud	46,133	4,696,801
†Blackline	26,300	1,031,223
†Bottomline Technologies	38,871	1,506,251
†Callidus Software	65,857	2,367,559
†CommVault Systems	36,502	2,087,914
†Digimarc	10,658	255,259
Ebix	23,378	1,741,661

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Ellie Mae	32,792	$3,014,896
†Everbridge	17,100	625,860
†Fair Isaac	28,839	4,884,461
†ForeScout Technologies	5,200	168,688
†Glu Mobile	91,532	345,076
†HubSpot	33,000	3,573,900
†Imperva	33,261	1,440,201
†MicroStrategy	9,284	1,197,543
†Mitek Systems	25,600	189,440
†MobileIron	59,500	294,525
†Model N	19,300	348,365
Monotype Imaging Holdings	40,931	918,901
†Park City Group	11,000	96,250
†Paycom Software	47,700	5,122,503
†Paylocity Holding	25,900	1,326,857
Pegasystems	35,602	2,159,261
Progress Software	43,100	1,657,195
†Proofpoint	42,220	4,798,303
†PROS Holdings	26,337	869,384
QAD Class A	10,073	419,540
†Qualys	31,225	2,271,619
†Rapid7	28,300	723,631
†RealNetworks	13,048	39,927
†RealPage	56,911	2,930,917
†RingCentral Class A	63,000	4,000,500
†Rosetta Stone	16,800	220,920
†Rubicon Project	23,600	42,480
†Sailpoint Technologies Holding	17,900	370,351
†SecureWorks Class A	5,300	42,824
†Synchronoss Technologies	44,044	464,664
†Telenav	25,300	136,620
TiVo	116,961	1,584,822
†Upland Software	5,400	155,466
†Varonis Systems	19,200	1,161,600
†VASCO Data Security International	30,659	397,034
†Verint Systems	61,770	2,631,402
†VirnetX Holding	41,705	164,735
†Workiva	25,500	604,350
†Zendesk	96,500	4,619,455
†Zix	44,174	188,623

		80,399,561

Specialty Retail–2.14%
Aaron’s	61,500	2,865,900
Abercrombie & Fitch	66,800	1,617,228
American Eagle Outfitters	157,400	3,136,982
†America’s Car-Mart	5,585	281,763
†Asbury Automotive Group	18,144	1,224,720
†Ascena Retail Group	128,949	259,187
†At Home Group	12,100	387,684
Barnes & Noble	46,772	231,521
†Barnes & Noble Education	29,243	201,484

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Big 5 Sporting Goods	14,893	$107,974
†Boot Barn Holdings	19,900	352,827
Buckle	28,808	638,097
†Build-A-Bear Workshop	10,800	98,820
Caleres	41,225	1,385,160
Camping World Holdings Class A	31,100	1,002,975
†Carvana	11,300	259,109
Cato Class A	18,982	279,795
Chico’s FAS	126,300	1,141,752
Children’s Place	16,801	2,272,335
Citi Trends	12,276	379,451
†Conn’s	18,602	632,468
†Container Store Group	15,800	85,952
DSW Class A	64,300	1,444,178
†Express	77,175	552,573
Finish Line Class A	31,208	422,556
†Five Below	52,418	3,844,336
†Francesca’s Holdings	30,562	146,698
†Genesco	19,232	780,819
†GNC Holdings	51,400	198,404
Group 1 Automotive	19,435	1,269,883
Guess	59,100	1,225,734
Haverty Furniture	15,414	310,592
†Hibbett Sports	16,983	406,743
†Hudson Class A	36,100	574,351
†J. Jill	8,800	38,896
†Kirkland’s	12,675	122,821
Lithia Motors Class A	22,837	2,295,575
†Lumber Liquidators Holdings	27,916	667,751
†MarineMax	18,140	352,823
Monro	30,949	1,658,866
†National Vision Holdings	29,800	962,838
Office Depot	502,100	1,079,515
†Party City Holdco	34,800	542,880
Pier 1 Imports	55,425	178,469
Rent-A-Center	35,910	309,903
†RH	19,667	1,873,872
Shoe Carnival	9,521	226,600
†Sleep Number	38,411	1,350,147
Sonic Automotive Class A	25,331	480,022
†Sportsman’s Warehouse Holdings	22,400	91,392
Tailored Brands	48,242	1,208,945
Tile Shop Holdings	32,100	192,600
Tilly’s Class A	12,363	139,702
†Vitamin Shoppe	19,407	84,420
Winmark	1,609	210,457
†Zumiez	15,623	373,390

		44,461,935

Technology Hardware, Storage & Peripherals–0.44%
†3D Systems	107,000	1,240,130
†Avid Technology	28,700	130,298

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
CPI Card Group	2,880	$8,683
†Cray	39,569	819,078
Diebold Nixdorf	74,100	1,141,140
†Eastman Kodak	12,000	64,200
†Electronics For Imaging	45,367	1,239,880
†Immersion	29,627	354,043
†Intevac	14,400	99,360
†Pure Storage Class A	94,500	1,885,275
†Quantum	20,800	75,712
†Stratasys	49,100	990,838
†Super Micro Computer	38,615	656,455
†USA Technologies	39,800	358,200

		9,063,292

Textiles, Apparel & Luxury Goods–0.80%
Columbia Sportswear	28,420	2,172,141
†Crocs	68,500	1,113,125
Culp	8,741	267,038
†Deckers Outdoor	30,700	2,763,921
†Delta Apparel	6,200	111,724
†Fossil Group	37,600	477,520
†G-III Apparel Group	42,296	1,593,713
†Iconix Brand Group	44,872	49,808
Movado Group	15,280	586,752
Oxford Industries	16,166	1,205,337
†Perry Ellis International	10,714	276,421
†Sequential Brands Group	33,810	70,494
Steven Madden	57,434	2,521,353
Superior Uniform Group	7,300	191,771
†Unifi	15,374	557,307
†Vera Bradley	16,479	174,842
Wolverine World Wide	87,908	2,540,541

		16,673,808

Thrift & Mortgage Finance–2.17%
BankFinancial	13,649	231,760
Bear State Financial	15,440	158,260
Beneficial Bancorp	68,056	1,058,271
†BofI Holding	58,260	2,361,278
†BSB Bancorp	5,900	180,540
Capitol Federal Financial	125,400	1,548,690
Charter Financial	9,393	191,523
Clifton Bancorp	17,062	267,020
Dime Community Bancshares	31,651	582,378
†Entegra Financial	4,700	136,300
ESSA Bancorp	7,100	104,157
†Essent Group	78,900	3,357,984
Federal Agricultural Mortgage Class C	8,774	763,513
First Defiance Financial	9,943	569,933
†Flagstar Bancorp	21,100	746,940
Greene County Bancorp	1,752	64,298
Hingham Institution for Savings	900	185,400

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
Home Bancorp	5,000	$215,850
†HomeStreet	26,729	765,786
†Impac Mortgage Holdings	8,000	63,200
Kearny Financial	78,317	1,018,121
†LendingTree	6,205	2,036,171
Luther Burbank	6,000	72,060
†Malvern Bancorp	4,800	124,800
Merchants Bancorp	7,400	159,100
Meridian Bancorp	47,154	950,153
Meta Financial Group	8,800	960,960
†MGIC Investment	358,550	4,661,150
†Nationstar Mortgage Holdings	29,300	526,228
†NMI Holdings Class A	56,100	928,455
Northfield Bancorp	41,756	651,811
Northwest Bancshares	92,466	1,531,237
OceanFirst Financial	39,367	1,053,067
†Ocwen Financial	94,100	387,692
Oritani Financial	33,111	508,254
†PCSB Financial	16,600	348,268
†PennyMac Financial Services Class A	13,700	310,305
†PHH	24,952	260,998
†Provident Bancorp	2,100	55,755
Provident Financial Holdings	5,700	103,113
Provident Financial Services	57,231	1,464,541
Prudential Bancorp	6,000	108,840
Radian Group	209,954	3,997,524
Riverview Bancorp	14,300	133,562
SI Financial Group	9,700	139,680
Southern Missouri Bancorp	5,100	186,660
Sterling Bancorp	14,300	193,193
Territorial Bancorp	6,042	179,206
Timberland Bancorp	4,600	139,840
TrustCo Bank	86,403	730,105
United Community Financial	40,300	397,358
United Financial Bancorp	50,054	810,875
Walker & Dunlop	27,163	1,614,025
Washington Federal	81,300	2,812,980
Waterstone Financial	22,064	381,707
Western New England Bancorp	23,100	246,015
WSFS Financial	28,991	1,388,669

		45,125,559

Tobacco–0.16%
Turning Point Brands	6,900	134,136
Universal	24,242	1,175,737
Vector Group	95,596	1,949,202

		3,259,075

Trading Companies & Distributors–1.30%
Aircastle	46,844	930,322
Applied Industrial Technologies	37,230	2,714,067
†Beacon Roofing Supply	64,690	3,433,098

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†BMC Stock Holdings	64,100	$1,253,155
†CAI International	13,507	287,159
†DXP Enterprises	12,812	499,027
EnviroStar	3,600	141,300
†Foundation Building Materials	9,600	143,136
GATX	37,200	2,547,828
†GMS	32,800	1,002,368
H&E Equipment Services	30,881	1,188,610
†Herc Holdings	23,600	1,532,820
†Huttig Building Products	17,700	92,571
Kaman	26,952	1,674,258
†Lawson Products	3,800	95,950
†MRC Global	87,300	1,435,212
†Nexeo Solutions	19,500	208,650
†NOW	105,100	1,074,122
†Rush Enterprises Class A	29,819	1,267,009
†Rush Enterprises Class B	4,000	161,520
†SiteOne Landscape Supply	33,000	2,542,320
†Textainer Group Holdings	22,420	380,019
†Titan Machinery	14,270	336,201
Triton International	45,986	1,407,172
†Veritiv	11,600	454,720
†Willis Lease Finance	3,700	126,836

		26,929,450

Water Utilities–0.39%
American States Water	35,354	1,875,883
†AquaVenture Holdings	7,800	96,876
Artesian Resources Class A	5,819	212,277
†Cadiz	15,500	209,250
California Water Service Group	46,842	1,744,865
Connecticut Water Service	11,825	715,767
Consolidated Water	11,200	162,960
†Evoqua Water Technologies	48,500	1,032,565
Global Water Resources	6,283	56,358
Middlesex Water	14,831	544,298
†Pure Cycle	12,700	120,015
SJW Group	16,115	849,422
York Water	12,337	382,447

		8,002,983

Wireless Telecommunication Services–0.13%
†Boingo Wireless	37,397	926,324
Shenandoah Telecommunications	45,350	1,632,600
Spok Holdings	14,777	220,916

		2,779,840

Total Common Stock (Cost $1,512,699,602)		2,007,020,944

RIGHTS–0.03%
†=Babcock & Wilcox Enterprise	33,900	65,020
†=pDyax CVR	122,431	391,779

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

RIGHTS (continued)
†=pMedia General CVR	82,000	$8,200
†=pNewsstar Financial CVR	22,898	11,272
†=pTobira Therapeutics CVR	7,700	90,629

Total Rights (Cost $135,898)		566,900

MONEY MARKET FUND–3.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	64,681,245	64,681,245

Total Money Market Fund (Cost $64,681,245)		64,681,245

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.17%
¥U.S. Treasury Obligations–0.17%
U.S. Treasury Bills 1.384% 6/7/18	3,510,000	$3,499,339

Total Short-Term Investment (Cost $3,500,691)		3,499,339

TOTAL VALUE OF SECURITIES–99.89% (Cost $1,581,017,436)	2,075,768,428
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	2,367,387

NET ASSETS APPLICABLE TO 65,636,242 SHARES OUTSTANDING–100.00%	$2,078,135,815

†	Non-income producing.

«	Includes $2,788,648 cash collateral held at broker and $639,630 variation margin due to broker on futures contracts as of March 31, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2018, the aggregate value of restricted securities was $501,880, which represented 0.02% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Dyax CVR	1/22/16	$135,898	$391,779
Media General CVR	1/18/17	—	8,200
Newsstar Financial CVR	12/26/17	—	11,272
Teton Advisors	3/6/09	—	—
Tobira Therapeutics CVR	11/2/16	—	90,629

Total		$135,898	$501,880

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation
Equity Contracts:
927 E-mini Russell 2000 Index	$70,971,120	$73,120,138	6/18/18	$(2,149,018)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

REIT–Real Estate Investment Trust

See accompanying notes.

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$28,888,100	$—	$—	$28,888,100
Air Freight & Logistics	6,385,771	—	—	6,385,771
Airlines	6,756,406	—	—	6,756,406
Auto Components	22,361,502	—	—	22,361,502
Automobiles	1,160,825	—	—	1,160,825
Banks	206,428,113	—	—	206,428,113
Beverages	4,960,258	—	—	4,960,258
Biotechnology	128,898,817	—	—	128,898,817
Building Products	26,655,508	—	—	26,655,508
Capital Markets	27,907,106	—	—	27,907,106
Chemicals	42,331,519	—	—	42,331,519
Commercial Services & Supplies	49,675,904	—	—	49,675,904
Communications Equipment	33,980,709	—	—	33,980,709
Construction & Engineering	23,312,759	—	—	23,312,759
Construction Materials	4,401,259	—	—	4,401,259
Consumer Finance	13,902,958	—	—	13,902,958
Containers & Packaging	2,224,192	—	—	2,224,192
Distributors	1,200,391	—	—	1,200,391
Diversified Consumer Services	19,969,244	—	—	19,969,244
Diversified Financial Services	1,642,950	—	—	1,642,950
Diversified Telecommunication Services	9,179,950	—	—	9,179,950
Electric Utilities	20,040,183	—	—	20,040,183
Electrical Equipment	14,038,143	—	—	14,038,143
Electronic Equipment, Instruments & Components	53,732,616	—	—	53,732,616
Energy Equipment & Services	27,483,942	—	—	27,483,942
Equity Real Estate Investment Trusts	117,764,198	—	—	117,764,198
Food & Staples Retailing	10,591,232	—	—	10,591,232
Food Products	19,171,778	—	—	19,171,778
Gas Utilities	22,277,010	—	—	22,277,010
Health Care Equipment & Supplies	81,394,227	—	—	81,394,227
Health Care Providers & Services	41,928,989	—	—	41,928,989
Health Care Technology	16,715,509	—	—	16,715,509
Hotels, Restaurants & Leisure	62,305,535	—	—	62,305,535
Household Durables	28,754,871	—	—	28,754,871
Household Products	5,614,385	—	—	5,614,385
Independent Power & Renewable Electricity Producers	7,567,469	—	—	7,567,469
Industrial Conglomerates	1,239,053	—	—	1,239,053
Insurance	46,928,355	708,736	—	47,637,091
Internet & Direct Marketing Retail	7,792,177	—	—	7,792,177
Internet Software & Services	74,198,871	—	—	74,198,871
IT Services	38,601,315	—	—	38,601,315
Leisure Products	6,627,544	—	—	6,627,544
Life Sciences Tools & Services	10,882,830	—	—	10,882,830
Machinery	75,887,860	—	—	75,887,860
Marine	2,191,554	—	—	2,191,554
Media	25,223,182	—	—	25,223,182
Metals & Mining	24,847,718	—	—	24,847,718
Mortgage Real Estate Investment Trusts	16,704,482	—	—	16,704,482
Multiline Retail	6,718,871	—	—	6,718,871
Multi-Utilities	9,212,642	—	—	9,212,642

LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock (continued)
Oil, Gas & Consumable Fuels	$44,905,299	$—	$—	$44,905,299
Paper & Forest Products	12,939,555	—	—	12,939,555
Personal Products	3,631,406	—	—	3,631,406
Pharmaceuticals	51,692,026	—	—	51,692,026
Professional Services	26,716,843	—	—	26,716,843
Real Estate Management & Development	10,012,630	—	—	10,012,630
Road & Rail	18,021,984	—	—	18,021,984
Semiconductors & Semiconductor Equipment	63,036,180	—	—	63,036,180
Software	80,399,561	—	—	80,399,561
Specialty Retail	44,461,935	—	—	44,461,935
Technology Hardware, Storage & Peripherals	9,063,292	—	—	9,063,292
Textiles, Apparel & Luxury Goods	16,673,808	—	—	16,673,808
Thrift & Mortgage Finance	45,125,559	—	—	45,125,559
Tobacco	3,259,075	—	—	3,259,075
Trading Companies & Distributors	26,929,450	—	—	26,929,450
Water Utilities	8,002,983	—	—	8,002,983
Wireless Telecommunication Services	2,779,840	—	—	2,779,840
Rights	—	—	566,900	566,900
Money Market Fund	64,681,245	—	—	64,681,245
Short-Term Investments	—	3,499,339	—	3,499,339

Total Investments	$2,070,993,453	$4,208,075	$566,900	$2,075,768,428

Derivatives:
Liabilities:
Futures Contracts	$(2,149,018)	$—	$—	$(2,149,018)

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA SMID Cap Managed Volatility Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.92%
INVESTMENT COMPANIES–94.92%
Equity Funds–94.92%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Mid-Cap Index Fund	6,145,646	$79,549,245
LVIP SSGA Small-Cap Index Fund	9,960,116	315,416,959

Total Affiliated Investments (Cost $325,797,127)		394,966,204

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.88%
INVESTMENT COMPANY–4.88%
Money Market Fund–4.88%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	20,283,416	$20,283,416

Total Unaffiliated Investment (Cost $20,283,416)		20,283,416

TOTAL VALUE OF SECURITIES–99.80% (Cost $346,080,543)	415,249,620
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	835,191

NET ASSETS APPLICABLE TO 31,484,632 SHARES OUTSTANDING–100.00%	$416,084,811

*	Standard Class shares.

«	Includes $1,009,500 cash collateral held at broker for futures contracts and $228,090 variation margin due to broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contracts:
(237)	E-mini Russell 2000 Index	$(18,144,720)	$(18,250,102)	6/18/18	$105,382	$ —
(24)	E-mini S&P MidCap 400 Index	(4,519,440)	(4,502,250)	6/15/18	—	(17,190)

Total Futures Contracts					$105,382	$(17,190)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

S&P–Standard & Poor’s

See accompanying notes.

LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts).
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing).

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities).

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$394,966,204
Unaffiliated Investment Company	20,283,416

Total Investments	$415,249,620

Derivatives:
Assets:
Futures Contracts	$105,382

Liabilities:
Futures Contracts	$(17,190)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.92%*
Equity Funds–94.92%*
LVIP SSGA Mid-Cap Index Fund	$76,251,762	$4,402,028	$394,534	$(7,440)	$(702,571)	$79,549,245	6,145,646	$—	$—
LVIP SSGA Small-Cap Index Fund	305,240,151	13,554,859	2,663,624	(16,079)	(698,348)	315,416,959	9,960,116	—	—

Total	$381,491,913	$17,956,887	$3,058,158	$(23,519)	$(1,400,919)	$394,966,204	16,105,762	$—	$—

*As	a percentage of Net Assets.

LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP T. Rowe Price 2010 Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–48.66%
INVESTMENT COMPANIES–48.66%
Equity Funds–14.78%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	47,110	$609,791
LVIP SSGA S&P 500 Index Fund	223,587	4,076,664
LVIP SSGA Small-Cap Index Fund	18,085	572,718

		5,259,173

Fixed Income Fund–27.32%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	879,226	9,722,479

		9,722,479

International Equity Fund–6.56%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	237,440	2,332,368

		2,332,368

Total Affiliated Investments (Cost $12,897,320)		17,314,020

UNAFFILIATED INVESTMENTS–50.99%
INVESTMENT COMPANIES–50.99%
Equity Funds–11.93%
**T. Rowe Price Growth Stock Fund	20,908	1,361,532
†**T. Rowe Price Mid-Cap Growth Fund	3,443	311,794
**T. Rowe Price Mid-Cap Value Fund	9,678	292,271
†**T. Rowe Price New Horizons Fund	5,387	301,300
**T. Rowe Price Real Assets Fund	27,970	311,871
**T. Rowe Price Small-Cap Value Fund	5,789	279,469
**T. Rowe Price Value Fund	37,987	1,388,429

		4,246,666

Fixed Income Funds–23.95%
**T. Rowe Price High Yield Fund	222,673	1,467,416

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	1,143,431	$5,694,288
**T. Rowe Price U.S. Treasury Long-Term Fund	110,590	1,360,261

		8,521,965

International Equity Funds–6.20%
**T. Rowe Price Emerging Markets Stock Fund	13,647	631,169
**T. Rowe Price International Stock Fund	39,888	746,699
**T. Rowe Price International Value Equity Fund	55,448	827,284

		2,205,152

International Fixed Income Funds–7.93%
**T. Rowe Price Emerging Markets Bond Fund	126,636	1,546,225
**T. Rowe Price International Bond Fund	125,800	1,275,609

		2,821,834

Money Market Fund–0.98%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	349,163	349,163

		349,163

Total Unaffiliated Investments (Cost $18,467,901)		18,144,780

TOTAL VALUE OF SECURITIES–99.65% (Cost $31,365,221)	35,458,800
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	122,959

NET ASSETS APPLICABLE TO 3,013,895 SHARES OUTSTANDING–100.00%	$35,581,759

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes.

LVIP T. Rowe Price 2010 Fund–1

LVIP T. Rowe Price 2010 Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2010 Fund (formerly LVIP Managed Risk Profile 2010 Fund) (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$17,314,020
Unaffiliated Investment Companies	18,144,780

Total Investments	$35,458,800

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price 2010 Fund–2

LVIP T. Rowe Price 2010 Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–48.66%*
Equity Funds–14.78%*
LVIP Delaware Special Opportunities Fund**	$349,466	$302	$363,072	$70,781	$(57,477)	$—	—	$—	$—
LVIP SSGA Mid-Cap Index Fund	349,664	278,303	5,766	186	(12,596)	609,791	47,110	—	—
LVIP SSGA S&P 500 Index Fund	7,735,057	341,656	4,172,847	2,726,438	(2,553,640)	4,076,664	223,587	—	—
LVIP SSGA Small-Cap Index Fund	701,752	20,605	152,531	4,655	(1,763)	572,718	18,085	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund**	351,215	302	370,779	166,013	(146,751)	—	—	—	—
Fixed Income Funds–27.32%*
LVIP BlackRock Inflation Protected Bond Fund**	3,462,895	3,026	3,442,470	33,926	(57,377)	—	—	—	—
LVIP Delaware Bond Fund**	2,083,530	—	2,066,992	81,998	(98,536)	—	—	—	—
LVIP JPMorgan High Yield Fund**	1,385,898	1,210	1,394,682	27,555	(19,981)	—	—	—	—
LVIP PIMCO Low Duration Bond Fund**	1,380,920	1,210	1,379,127	(1,088)	(1,915)	—	—	—	—
LVIP SSGA Bond Index Fund	7,258,536	2,847,527	271,081	(9,310)	(103,193)	9,722,479	879,226	—	—
LVIP Western Asset Core Bond Fund**	2,065,194	3,630	2,041,161	(12,744)	(14,919)	—	—	—	—
Global Equity Fund–0.00%*
LVIP Clarion Global Real Estate Fund**	706,176	605	700,249	420,781	(427,313)	—	—	—	—
Global Fixed Income Fund–0.00%*
LVIP Global Income Fund**	1,378,195	1,210	1,390,460	79,207	(68,152)	—	—	—	—
International Equity Funds–6.56%*
LVIP SSGA International Index Fund	4,223,551	158,631	2,139,189	867,911	(778,536)	2,332,368	237,440	—	—

Total	$33,432,049	$3,658,217	$19,890,406	$4,456,309	$(4,342,149)	$17,314,020	1,405,448	$—	$—

*As a percentage of Net Assets.

**Issuer was not an investment of the Fund at March 31, 2018.

LVIP T. Rowe Price 2010 Fund–3

LVIP T. Rowe Price 2020 Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–52.25%
INVESTMENT COMPANIES–52.25%
Equity Funds–21.05%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	238,507	$3,087,232
LVIP SSGA S&P 500 Index Fund	1,134,081	20,677,705
LVIP SSGA Small-Cap Index Fund	90,926	2,879,452

		26,644,389

Fixed Income Fund–21.76%
*Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	2,491,108	27,546,675

		27,546,675

International Equity Fund–9.44%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	1,216,374	11,948,439

		11,948,439

Total Affiliated Investments (Cost $44,038,992)		66,139,503

UNAFFILIATED INVESTMENTS–46.70%
INVESTMENT COMPANIES–46.70%
Equity Funds–17.07%
**T. Rowe Price Growth Stock Fund	104,660	6,815,454
†**T. Rowe Price Mid-Cap Growth Fund	17,489	1,584,003
**T. Rowe Price Mid-Cap Value Fund	50,313	1,519,464
†**T. Rowe Price New Horizons Fund	27,168	1,519,490
**T. Rowe Price Real Assets Fund	149,475	1,666,650
**T. Rowe Price Small-Cap Value Fund	29,554	1,426,887
**T. Rowe Price Value Fund	193,520	7,073,148

		21,605,096

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–14.25%
**T. Rowe Price High Yield Fund	571,489	$3,766,111
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	1,916,265	9,542,998
**T. Rowe Price U.S. Treasury Long-Term Fund	384,537	4,729,806

		18,038,915

International Equity Funds–8.91%
**T. Rowe Price Emerging Markets Stock Fund	69,788	3,227,680
**T. Rowe Price International Stock Fund	203,049	3,801,085
**T. Rowe Price International Value Equity Fund	284,257	4,241,110

		11,269,875

International Fixed Income Funds–5.91%
**T. Rowe Price Emerging Markets Bond Fund	327,285	3,996,149
**T. Rowe Price International Bond Fund	343,710	3,485,216

		7,481,365

Money Market Fund–0.56%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	709,046	709,046

		709,046

Total Unaffiliated Investments (Cost $60,714,335)		59,104,297

TOTAL VALUE OF SECURITIES–98.95% (Cost $104,753,327)	125,243,800
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.05%	1,323,036

NET ASSETS APPLICABLE TO 10,714,346 SHARES OUTSTANDING–100.00%	$126,566,836

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes.

LVIP T. Rowe Price 2020 Fund–1

LVIP T. Rowe Price 2020 Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2020 Fund (formerly LVIP Managed Risk Profile 2020 Fund) (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$66,139,503
Unaffiliated Investment Companies	59,104,297

Total Investments	$125,243,800

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price 2020 Fund –2

LVIP T. Rowe Price 2020 Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–52.25%*
Equity Funds–21.05%*
LVIP Baron Growth Opportunities Fund**	$1,268,406	$4,608	$1,340,319	$909,144	$(841,839)	$—	—	$—	$—
LVIP Delaware Special Opportunities Fund**	1,267,223	4,608	1,319,889	602,401	(554,343)	—	—	—	—
LVIP SSGA Mid-Cap Index Fund	1,267,958	2,032,608	133,510	713	(80,537)	3,087,232	238,507	—	—
LVIP SSGA S&P 500 Index Fund	34,421,816	5,149,935	19,489,763	9,642,057	(9,046,340)	20,677,705	1,134,081	—	—
LVIP SSGA Small-Cap Index Fund	2,537,848	566,215	212,019	3,486	(16,078)	2,879,452	90,926	—	—
LVIP SSGA Small-Mid Cap 200 Fund**	1,267,078	4,608	1,282,962	119,774	(108,498)	—	—	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund**	2,547,059	9,215	2,695,422	1,028,531	(889,383)	—	—	—	—
Fixed Income Fund–21.76%*
LVIP BlackRock Inflation Protected Bond Fund**	6,278,652	23,039	6,259,356	72,637	(114,972)	—	—	—	—
LVIP Delaware Bond Fund**	5,999,217	—	5,951,601	(181,614)	133,998	—	—	—	—
LVIP JPMorgan High Yield Fund**	3,769,241	13,824	3,803,574	(13,134)	33,643	—	—	—	—
LVIP PIMCO Low Duration Bond Fund**	5,007,564	18,431	5,015,159	(14,624)	3,788	—	—	—	—
LVIP SSGA Bond Index Fund	23,819,102	5,533,073	1,436,685	(49,040)	(319,775)	27,546,675	2,491,108	—	—
LVIP Western Asset Core Bond Fund**	4,029,131	36,862	4,013,043	6,843	(59,793)	—	—	—	—
Global Equity Fund–0.00%*
LVIP Clarion Global Real Estate Fund**	2,563,684	9,215	2,549,330	1,418,164	(1,441,733)	—	—	—	—
Global Fixed Income Fund–0.00%*
LVIP Global Income Fund**	3,747,820	13,823	3,791,595	185,991	(156,039)	—	—	—	—
International Equity Fund–9.44%*
LVIP SSGA International Index Fund	21,705,544	588,333	10,791,666	2,869,809	(2,423,581)	11,948,439	1,216,374	—	—

Total	$121,497,343	$14,008,397	$70,085,893	$16,601,138	$(15,881,482)	$66,139,503	5,170,996	$—	$—

*As a percentage of Net Assets.

**Issuer was not an investment of the Fund at March 31, 2018.

LVIP T. Rowe Price 2020 Fund–3

LVIP T. Rowe Price 2030 Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–54.11%
INVESTMENT COMPANIES–54.11%
Equity Funds–27.13%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	374,915	$4,852,899
LVIP SSGA S&P 500 Index Fund	1,811,122	33,022,188
LVIP SSGA Small-Cap Index Fund	142,216	4,503,689

		42,378,776

Fixed Income Fund–14.90%
*Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	2,104,547	23,272,079

		23,272,079

International Equity Fund–12.08%
*Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,920,688	18,866,915

		18,866,915

Total Affiliated Investments (Cost $53,200,851)		84,517,770

UNAFFILIATED INVESTMENTS–45.05%
INVESTMENT COMPANIES–45.05%
Equity Funds–21.84%
**T. Rowe Price Growth Stock Fund	165,615	10,784,840
†**T. Rowe Price Mid-Cap Growth Fund	27,567	2,496,702
**T. Rowe Price Mid-Cap Value Fund	79,987	2,415,610
†**T. Rowe Price New Horizons Fund	42,768	2,392,039
**T. Rowe Price Real Assets Fund	233,688	2,605,627
**T. Rowe Price Small-Cap Value Fund	46,482	2,244,133
**T. Rowe Price Value Fund	305,551	11,167,893

		34,106,844

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–7.02%
**T. Rowe Price High Yield Fund	407,664	$2,686,504
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	641,894	3,196,635
**T. Rowe Price U.S. Treasury Long-Term Fund	413,811	5,089,881

		10,973,020

International Equity Funds–11.39%
**T. Rowe Price Emerging Markets Stock Fund	110,813	5,125,116
**T. Rowe Price International Stock Fund	319,650	5,983,849
**T. Rowe Price International Value Equity Fund	448,075	6,685,279

		17,794,244

International Fixed Income Funds–3.77%
**T. Rowe Price Emerging Markets Bond Fund	236,095	2,882,720
**T. Rowe Price International Bond Fund	296,489	3,006,399

		5,889,119

Money Market Fund–1.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	1,602,284	1,602,284

		1,602,284

Total Unaffiliated Investments (Cost $72,860,334)		70,365,511

TOTAL VALUE OF SECURITIES–99.16% (Cost $126,061,185)	154,883,281
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.84%	1,307,988

NET ASSETS APPLICABLE TO 13,372,506 SHARES OUTSTANDING–100.00%	$156,191,269

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes.

LVIP T. Rowe Price 2030 Fund–1

LVIP T. Rowe Price 2030 Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2030 Fund (formerly LVIP Managed Risk Profile 2030 Fund) (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial Statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$84,517,770
Unaffiliated Investment Companies	70,365,511

Total Investments	$154,883,281

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

LVIP T. Rowe Price 2030 Fund –2

LVIP T. Rowe Price 2030 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–54.11%*
Equity Funds–27.13%*
LVIP Baron Growth Opportunities Fund**	$1,568,268	$6,450	$1,657,634	$1,065,888	$(982,972)	$—	—	$—	$—
LVIP Delaware Special Opportunities Fund**	1,566,814	6,450	1,632,552	667,210	(607,922)	—	—	—	—
LVIP MFS Value Fund**	3,132,702	12,900	3,296,865	1,090,212	(938,949)	—	—	—	—
LVIP SSGA Mid-Cap Index Fund	1,567,738	3,597,449	170,914	2,771	(144,145)	4,852,899	374,915	—	—
LVIP SSGA S&P 500 Index Fund	39,407,584	10,554,599	16,984,858	4,090,525	(4,045,662)	33,022,188	1,811,122	—	—
LVIP SSGA Small-Cap Index Fund	2,357,695	2,511,675	293,872	(1,538)	(70,271)	4,503,689	142,216	—	—
LVIP SSGA Small-Mid Cap 200 Fund**	1,566,674	6,449	1,587,106	149,806	(135,823)	—	—	—	—
LVIP T. Rowe Price Growth Stock Fund**	3,159,221	12,899	3,440,624	1,359,735	(1,091,231)	—	—	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund**	3,149,239	12,900	3,333,772	2,250,167	(2,078,534)	—	—	—	—
Fixed Income Funds–14.90%*
LVIP BlackRock Inflation Protected Bond Fund**	6,209,785	25,798	6,193,824	55,190	(96,949)	—	—	—	—
LVIP Delaware Bond Fund**	3,543,339	—	3,515,215	(114,489)	86,366	—	—	—	—
LVIP JPMorgan High Yield Fund**	4,659,940	19,349	4,704,643	(37,997)	63,351	—	—	—	—
LVIP PIMCO Low Duration Bond Fund**	3,095,411	12,899	3,101,630	(9,892)	3,212	—	—	—	—
LVIP SSGA Bond Index Fund	26,347,268	659,645	3,341,544	(87,936)	(305,354)	23,272,079	2,104,547	—	—
LVIP Western Asset Core Bond Fund**	7,309,124	45,148	7,256,866	(42,067)	(55,339)	—	—	—	—
Global Equity Fund–0.00%*
LVIP Clarion Global Real Estate Fund**	3,960,267	16,124	3,939,949	1,585,399	(1,621,841)	—	—	—	—
Global Fixed Income Fund–0.00%*
LVIP Global Income Fund**	3,088,909	12,900	3,126,382	179,209	(154,636)	—	—	—	—
International Equity Funds–12.08%*
LVIP MFS International Growth Fund**	4,753,444	19,350	4,952,851	1,191,341	(1,011,284)	—	—	—	—
LVIP Mondrian International Value Fund**	4,701,422	19,349	4,993,931	799,237	(526,077)	—	—	—	—
LVIP SSGA Emerging Markets 100 Fund**	1,591,395	6,450	1,712,075	478,071	(363,841)	—	—	—	—
LVIP SSGA International Index Fund	23,670,853	606,744	5,518,715	1,329,769	(1,221,736)	18,866,915	1,920,688	—	—

Total	$150,407,092	$18,165,527	$84,755,822	$16,000,611	$(15,299,637)	$84,517,770	6,353,488	$—	$—

*As a percentage of Net Assets.

**Issuer was not an investment of the Fund at March 31, 2018.

LVIP T. Rowe Price 2030 Fund –3

LVIP T. Rowe Price 2040 Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–54.64%
INVESTMENT COMPANIES–54.64%
Equity Funds–31.70%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	321,461	$4,160,997
LVIP SSGA S&P 500 Index Fund	1,531,842	27,930,083
LVIP SSGA Small-Cap Index Fund	124,115	3,930,468

		36,021,548

Fixed Income Fund–8.89%
*Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	913,613	10,102,732

		10,102,732

International Equity Fund–14.05%
*Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,625,948	15,971,691

		15,971,691

Total Affiliated Investments (Cost $36,918,209)		62,095,971

UNAFFILIATED INVESTMENTS–44.95%
INVESTMENT COMPANIES–44.95%
Equity Funds–25.52%
**T. Rowe Price Growth Stock Fund	141,103	9,188,623
†**T. Rowe Price Mid-Cap Growth Fund	23,874	2,162,233
**T. Rowe Price Mid-Cap Value Fund	67,017	2,023,919
†**T. Rowe Price New Horizons Fund	36,628	2,048,630
**T. Rowe Price Real Assets Fund	197,032	2,196,906
**T. Rowe Price Small-Cap Value Fund	40,039	1,933,084
**T. Rowe Price Value Fund	258,576	9,450,969

		29,004,364

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–3.25%
**T. Rowe Price High Yield Fund	115,280	$759,697
**T. Rowe Price U.S. Treasury Long-Term Fund	238,833	2,937,645

		3,697,342

International Equity Funds–13.21%
**T. Rowe Price Emerging Markets Stock Fund	94,262	4,359,637
**T. Rowe Price International Stock Fund	269,844	5,051,477
**T. Rowe Price International Value Equity Fund	375,312	5,599,651

		15,010,765

International Fixed Income Funds–1.92%
**T. Rowe Price Emerging Markets Bond Fund	68,935	841,691
**T. Rowe Price International Bond Fund	132,681	1,345,382

		2,187,073

Money Market Fund–1.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	1,194,314	1,194,314

		1,194,314

Total Unaffiliated Investments (Cost $53,181,580)		51,093,858

TOTAL VALUE OF SECURITIES–99.59% (Cost $90,099,789)	113,189,829
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%	467,769

NET ASSETS APPLICABLE TO 10,130,031 SHARES OUTSTANDING–100.00%	$113,657,598

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes.

LVIP T. Rowe Price 2040 Fund–1

LVIP T. Rowe Price 2040 Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2040 Fund (formerly LVIP Managed Risk Profile 2040 Fund) (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial Statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$62,095,971
Unaffiliated Investment Companies	51,093,858

Total Investments	$113,189,829

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price 2040 Fund–2

LVIP T. Rowe Price 2040 Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–54.64%*
Equity Funds–31.70%*
LVIP Baron Growth Opportunities Fund**	$1,107,434	$7,330	$1,174,078	$760,433	$(701,119)	$—	—	$—	$—
LVIP Delaware Special Opportunities Fund**	1,106,442	7,330	1,155,964	527,566	(485,374)	—	—	—	—
LVIP MFS Value Fund**	3,318,291	21,992	3,502,102	1,397,392	(1,235,573)	—	—	—	—
LVIP SSGA Mid-Cap Index Fund	1,107,071	3,231,331	50,205	(770)	(126,430)	4,160,997	321,461	—	—
LVIP SSGA S&P 500 Index Fund	32,278,779	8,996,304	13,352,945	2,508,772	(2,500,827)	27,930,083	1,531,842	—	—
LVIP SSGA Small-Cap Index Fund	1,107,917	2,981,330	70,205	(640)	(87,934)	3,930,468	124,115	—	—
LVIP SSGA Small-Mid Cap 200 Fund**	1,106,338	7,331	1,123,141	103,863	(94,391)	—	—	—	—
LVIP T. Rowe Price Growth Stock Fund**	2,230,672	14,662	2,436,830	1,077,333	(885,837)	—	—	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund**	2,223,797	14,662	2,360,753	1,690,864	(1,568,570)	—	—	—	—
Fixed Income Funds–8.89%*
LVIP BlackRock Inflation Protected Bond Fund**	2,192,744	14,661	2,192,412	(2,695)	(12,298)	—	—	—	—
LVIP Delaware Bond Fund**	1,616,546	—	1,603,715	(49,254)	36,423	—	—	—	—
LVIP JPMorgan High Yield Fund**	2,193,964	14,661	2,220,530	6,881	5,024	—	—	—	—
LVIP PIMCO Low Duration Bond Fund**	2,186,055	14,661	2,195,931	(7,621)	2,836	—	—	—	—
LVIP SSGA Bond Index Fund	14,229,150	370,299	4,283,665	(101,114)	(111,938)	10,102,732	913,613	—	—
LVIP Western Asset Core Bond Fund**	6,049,134	51,315	6,017,986	20,976	(103,439)	—	—	—	—
Global Equity Fund–0.00%*
LVIP Clarion Global Real Estate Fund**	3,354,877	21,992	3,345,444	1,167,035	(1,198,460)	—	—	—	—
International Equity Funds–14.05%*
LVIP MFS International Growth Fund**	4,475,630	29,322	4,676,050	2,015,157	(1,844,059)	—	—	—	—
LVIP Mondrian International Value Fund**	4,426,870	29,323	4,715,669	1,409,645	(1,150,169)	—	—	—	—
LVIP SSGA Emerging Markets 100 Fund**	2,247,831	14,662	2,425,649	674,205	(511,049)	—	—	—	—
LVIP SSGA International Index Fund	17,276,441	478,626	1,729,178	97,743	(151,941)	15,971,691	1,625,948	—	—

Total	$105,835,983	$16,321,794	$60,632,452	$13,295,771	$(12,725,125)	$62,095,971	4,516,979	$—	$—

*As a percentage of Net Assets.

**Issuer was not investment of the Fund at March 31, 2018.

LVIP T. Rowe Price 2040 Fund–3

LVIP T. Rowe Price 2050 Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–54.49%
INVESTMENT COMPANIES–54.49%
Equity Funds–32.84%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	131,323	$1,699,845
LVIP SSGA S&P 500 Index Fund	626,400	11,421,152
LVIP SSGA Small-Cap Index Fund	50,425	1,596,862

		14,717,859

Fixed Income Fund–7.23%
*Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	293,262	3,242,891

		3,242,891

International Equity Fund–14.42%
*Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	658,079	6,464,310

		6,464,310

Total Affiliated Investments (Cost $17,056,486)		24,425,060

UNAFFILIATED INVESTMENTS–45.26%
INVESTMENT COMPANIES–45.26%
Equity Funds–26.30%
**T. Rowe Price Growth Stock Fund	57,427	3,739,646
†**T. Rowe Price Mid-Cap Growth Fund	9,710	879,462
**T. Rowe Price Mid-Cap Value Fund	27,178	820,781
†**T. Rowe Price New Horizons Fund	14,956	836,507
**T. Rowe Price Real Assets Fund	79,912	891,018
**T. Rowe Price Small-Cap Value Fund	16,231	783,615
**T. Rowe Price Value Fund	105,012	3,838,181

		11,789,210

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–2.77%
**T. Rowe Price High Yield Fund	30,910	$203,696
**T. Rowe Price U.S. Treasury Long-Term Fund	84,498	1,039,330

		1,243,026

International Equity Funds–13.54%
**T. Rowe Price Emerging Markets Stock Fund	37,924	1,753,987
**T. Rowe Price International Stock Fund	109,392	2,047,817
**T. Rowe Price International Value Equity Fund	151,910	2,266,497

		6,068,301

International Fixed Income Funds–1.49%
**T. Rowe Price Emerging Markets Bond Fund	18,892	230,675
**T. Rowe Price International Bond Fund	43,072	436,748

		667,423

Money Market Fund–1.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	520,250	520,250

		520,250

Total Unaffiliated Investments (Cost $21,128,687)		20,288,210

TOTAL VALUE OF SECURITIES–99.75% (Cost $38,185,173)	44,713,270
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	110,667

NET ASSETS APPLICABLE TO 4,150,184 SHARES OUTSTANDING–100.00%	$44,823,937

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes.

LVIP T. Rowe Price 2050 Fund–1

LVIP T. Rowe Price 2050 Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price 2050 Fund (formerly LVIP Managed Risk Profile 2050 Fund) (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$24,425,060
Unaffiliated Investment Companies	20,288,210

Total Investments	$44,713,270

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price 2050 Fund –2

LVIP T. Rowe Price 2050 Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–54.49%*
Equity Funds–32.84%*
LVIP Baron Growth Opportunities Fund**	$417,606	$6,883	$447,058	$130,885	$(108,316)	$—	—	$—	$—
LVIP Delaware Special Opportunities Fund**	417,250	6,882	440,140	87,005	(70,997)	—	—	—	—
LVIP MFS Value Fund**	1,668,418	27,530	1,777,954	448,718	(366,712)	—	—	—	—
LVIP SSGA Mid-Cap Index Fund	1,252,424	507,648	33,892	(703)	(25,632)	1,699,845	131,323	—	—
LVIP SSGA S&P 500 Index Fund	13,220,100	4,798,085	6,616,864	442,134	(422,303)	11,421,152	626,400	—	—
LVIP SSGA Small-Cap Index Fund	835,543	832,766	47,595	(630)	(23,222)	1,596,862	50,425	—	—
LVIP SSGA Small-Mid Cap 200 Fund**	417,196	6,882	427,551	32,764	(29,291)	—	—	—	—
LVIP T. Rowe Price Growth Stock Fund**	1,682,051	27,530	1,855,054	556,671	(411,198)	—	—	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund**	838,536	13,765	898,725	321,458	(275,034)	—	—	—	—
Fixed Income Funds–7.23%*
LVIP Delaware Bond Fund**	244,785	—	242,842	(7,612)	5,669	—	—	—	—
LVIP JPMorgan High Yield Fund**	827,448	13,765	845,699	13,987	(9,501)	—	—	—	—
LVIP PIMCO Low Duration Bond Fund**	412,248	6,882	418,217	(1,547)	634	—	—	—	—
LVIP SSGA Bond Index Fund	1,651,250	1,728,531	110,189	(4,121)	(22,580)	3,242,891	293,262	—	—
LVIP Western Asset Core Bond Fund**	1,820,578	34,414	1,829,856	9,354	(34,490)	—	—	—	—
Global Equity Fund–0.00%*
LVIP Clarion Global Real Estate Fund**	1,264,990	20,648	1,273,581	196,826	(208,883)	—	—	—	—
International Equity Funds–14.42%*
LVIP MFS International Growth Fund**	1,687,621	27,530	1,780,063	488,999	(424,087)	—	—	—	—
LVIP Mondrian International Value Fund**	1,669,412	27,531	1,795,426	375,778	(277,295)	—	—	—	—
LVIP SSGA Emerging Markets 100 Fund**	847,645	13,765	923,418	248,519	(186,511)	—	—	—	—
LVIP SSGA International Index Fund	8,406,772	332,655	2,336,945	202,978	(141,150)	6,464,310	658,079	—	—

Total	$39,581,873	$8,433,692	$24,101,069	$3,541,463	$(3,030,899)	$24,425,060	1,759,489	$—	$—

*As a percentage of Net Assets.

**Issuer was not an investment of the Fund at March 31, 2018.

LVIP T. Rowe Price 2050 Fund–3

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.61%
Aerospace & Defense–3.40%
Boeing	127,299	$41,738,796

		41,738,796

Airlines–1.01%
American Airlines Group	239,530	12,445,979

		12,445,979

Auto Components–0.61%
Aptiv	87,800	7,460,366

		7,460,366

Automobiles–2.15%
Ferrari	53,796	6,483,494
†Tesla	74,758	19,895,347

		26,378,841

Banks–1.53%
First Republic Bank	50,951	4,718,572
JPMorgan Chase & Co.	127,200	13,988,184

		18,706,756

Biotechnology–3.49%
†Alexion Pharmaceuticals	108,942	12,142,675
†Alnylam Pharmaceuticals	44,600	5,311,860
†Incyte	64,300	5,358,119
†Vertex Pharmaceuticals	122,254	19,924,957

		42,737,611

Building Products–0.40%
Fortune Brands Home & Security	83,145	4,896,409

		4,896,409

Capital Markets–4.19%
Charles Schwab	141,800	7,404,796
Intercontinental Exchange	148,400	10,761,968
Morgan Stanley	209,100	11,283,036
State Street	51,400	5,126,122
TD Ameritrade Holding	283,912	16,816,108

		51,392,030

Chemicals–0.57%
DowDuPont	109,300	6,963,503

		6,963,503

Electric Utilities–0.54%
NextEra Energy	40,600	6,631,198

		6,631,198

Electrical Equipment–0.72%
Acuity Brands	63,521	8,841,488

		8,841,488

Equity Real Estate Investment Trusts–2.07%
American Tower	40,300	5,857,202

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Crown Castle International	177,593	$19,465,969

		25,323,171

Health Care Equipment & Supplies–5.31%
Becton Dickinson & Co.	108,597	23,532,970
Danaher	56,340	5,516,249
†Intuitive Surgical	42,200	17,421,426
Stryker	115,700	18,618,444

		65,089,089

Health Care Providers & Services–4.35%
Anthem	63,000	13,841,100
†Centene	51,165	5,468,004
Cigna	38,610	6,476,441
UnitedHealth Group	128,857	27,575,398

		53,360,943

Hotels, Restaurants & Leisure–2.54%
†Caesars Entertainment	543,540	6,114,825
Marriott International Class A	20,956	2,849,597
MGM Resorts International	93,010	3,257,210
Wynn Resorts	57,151	10,422,056
Yum Brands	100,000	8,513,000

		31,156,688

Household Durables–0.33%
†NVR	1,430	4,004,000

		4,004,000

Industrial Conglomerates–1.80%
Honeywell International	66,300	9,581,013
Roper Technologies	44,485	12,486,495

		22,067,508

Insurance–0.88%
Chubb	79,300	10,845,861

		10,845,861

Internet & Direct Marketing Retail–12.92%
†Amazon.com	58,567	84,766,362
†Booking Holdings	28,300	58,875,037
†=pFlipkart Limited Ordinary Shares	670	58,353
†Netflix	49,700	14,678,895
†=pUber Technologies Class A	2,164	74,435

		158,453,082

Internet Software & Services–12.89%
†Alibaba Group Holding ADR	190,350	34,936,839
†Alphabet Class A	27,600	28,625,064
†Alphabet Class C	30,783	31,761,592
†=pDropbox Class A	23,059	684,554
†Dropbox Class A	12,216	381,750
†Facebook Class A	286,493	45,778,717

LVIP T.Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
Tencent Holdings	295,100	$15,840,841

		158,009,357

IT Services–9.00%
Fidelity National Information Services	80,000	7,704,000
†Fiserv	142,934	10,192,624
Mastercard Class A	161,300	28,253,308
†PayPal Holdings	224,306	17,018,096
Visa Class A	287,300	34,366,826
†Worldpay Class A	156,300	12,854,112

		110,388,966

Machinery–1.82%
Fortive	142,122	11,017,297
Illinois Tool Works	36,700	5,749,422
Wabtec	68,441	5,571,097

		22,337,816

Media–1.05%
Walt Disney	128,700	12,926,628

		12,926,628

Multiline Retail–0.86%
Dollar General	51,050	4,775,728
Dollarama	47,211	5,737,803

		10,513,531

Multi-Utilities–0.87%
Sempra Energy	95,560	10,628,183

		10,628,183

Professional Services–1.50%
Equifax	72,803	8,576,921
†TransUnion	171,486	9,736,975
†=pWeWork Companies	681	31,224

		18,345,120

Semiconductors & Semiconductor Equipment–3.49%
ASML Holding (New York Shares)	40,800	8,101,248
Broadcom	52,400	12,348,060
QUALCOMM	90,600	5,020,146
Texas Instruments	117,291	12,185,362
Xilinx	71,622	5,173,973

		42,828,789

Software–13.70%
Activision Blizzard	102,900	6,941,634
†Electronic Arts	112,300	13,615,252
Intuit	108,614	18,828,237
Microsoft	616,400	56,258,828
†Red Hat	49,382	7,383,103
†salesforce.com	169,900	19,759,370
†ServiceNow	61,291	10,140,596
†Snap Class A	158,300	2,512,221

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
Symantec	611,391	$15,804,457
†VMware Class A	62,890	7,626,670
†Workday Class A	71,496	9,087,857

		167,958,225

Specialty Retail–0.17%
Home Depot	11,900	2,121,056

		2,121,056

Technology Hardware, Storage & Peripherals–1.92%
Apple	140,379	23,552,789

		23,552,789

Textiles, Apparel & Luxury Goods–0.41%
NIKE Class B	75,700	5,029,508

		5,029,508

Tobacco–1.62%
Philip Morris International	200,135	19,893,419

		19,893,419

Water Utilities–0.50%
American Water Works	74,700	6,135,111

		6,135,111

Total Common Stock (Cost $768,709,406)		1,209,161,817

CONVERTIBLE PREFERRED STOCK–0.85%
†=pAirbnb Series D	14,304	1,674,283
†=pAirbnb Series E	14,245	1,667,377
†=pFlipkart Limited Series A	229	19,944
†=pFlipkart Limited Series C	403	35,099
†=pFlipkart Limited Series E	748	65,146
†=pFlipkart Limited Series G	3,377	399,747
†=pFlipkart Limited Series H	4,369	614,251
†=pMagic Leap Series C	47,862	1,292,274
†=pMagic Leap Series D	43,618	1,177,686
†=pUber Technologies	789	27,139
†=pUber Technologies Series A	308	10,594
†=pUber Technologies Series B	827	28,446
†=pUber Technologies Series C-1	219	7,533
†=pUber Technologies Series C-2	177	6,088
†=pUber Technologies Series C-3	2	69
†=pUber Technologies Series D	197	6,776
†=pUber Technologies Series E	95	3,268
†=pUber Technologies Series G	34,107	1,173,182
†=pUber Technologies Series G-1	474	16,304
†=pWeWork Companies Series E	17,187	788,024
†=pXiaoju Kuaizhi (Didi)	26,379	1,317,278

Total Convertible Preferred Stock (Cost $8,433,296)		10,330,508

LVIP T.Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BOND–0.24%
Caesars Entertainment 5.00% exercise price $7.19, expiration date 10/1/24	1,697,015	$2,966,594

Total Convertible Bond (Cost $3,051,603)		2,966,594

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	6,029,812	$6,029,812

Total Money Market Fund (Cost $6,029,812)		6,029,812

TOTAL VALUE OF SECURITIES–100.19% (Cost $786,224,117)	1,228,488,731
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(2,281,567)

NET ASSETS APPLICABLE TO 27,265,965 SHARES OUTSTANDING–100.00%	$1,226,207,164

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2018, the aggregate value of restricted securities was $11,179,074, which represented 0.91% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/14	$582,359	$1,674,283
Airbnb Series E	7/14/15	1,326,130	1,667,377
Dropbox Class A	11/7/14	660,672	684,554
Flipkart Limited Ordinary Shares	3/19/15	76,380	58,353
Flipkart Limited Series A	3/19/15	26,106	19,944
Flipkart Limited Series C	3/19/15	45,942	35,099
Flipkart Limited Series E	3/19/15	85,272	65,146
Flipkart Limited Series G	12/17/14	404,429	399,747
Flipkart Limited Series H	4/17/15	621,447	614,251
Magic Leap Series C	1/20/16	1,102,405	1,292,274
Magic Leap Series D	10/12/17	1,177,686	1,177,686
Uber Technologies	1/16/18	26,012	27,139
Uber Technologies Class A	1/16/18	71,345	74,435
Uber Technologies Series A	1/16/18	10,154	10,594
Uber Technologies Series B	1/16/18	27,265	28,446
Uber Technologies Series C-1	1/16/18	7,220	7,533
Uber Technologies Series C-2	1/16/18	5,835	6,088
Uber Technologies Series C-3	1/16/18	66	69
Uber Technologies Series D	1/16/18	6,495	6,776
Uber Technologies Series E	1/16/18	3,132	3,268
Uber Technologies Series G	12/3/15	1,663,473	1,173,182
Uber Technologies Series G-1	1/16/18	23,118	16,304
WeWork Companies	6/23/15	22,398	31,224
WeWork Companies Series E	6/23/15	565,274	788,024
Xiaoju Kuaizhi (Didi)	10/19/15	723,476	1,317,278

Total		$9,264,091	$11,179,074

LVIP T.Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes.

LVIP T.Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)-LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market Funds have a stable NAV. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T.Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$41,738,796	$—	$—	$41,738,796
Airlines	12,445,979	—	—	12,445,979
Auto Components	7,460,366	—	—	7,460,366
Automobiles	26,378,841	—	—	26,378,841
Banks	18,706,756	—	—	18,706,756
Biotechnology	42,737,611	—	—	42,737,611
Building Products	4,896,409	—	—	4,896,409
Capital Markets	51,392,030	—	—	51,392,030
Chemicals	6,963,503	—	—	6,963,503
Electric Utilities	6,631,198	—	—	6,631,198
Electrical Equipment	8,841,488	—	—	8,841,488
Equity Real Estate Investment Trusts	25,323,171	—	—	25,323,171
Health Care Equipment & Supplies	65,089,089	—	—	65,089,089
Health Care Providers & Services	53,360,943	—	—	53,360,943
Hotels, Restaurants & Leisure	31,156,688	—	—	31,156,688
Household Durables	4,004,000	—	—	4,004,000
Industrial Conglomerates	22,067,508	—	—	22,067,508
Insurance	10,845,861	—	—	10,845,861
Internet & Direct Marketing Retail	158,320,294	—	132,788	158,453,082
Internet Software & Services	141,483,962	15,840,841	684,554	158,009,357
IT Services	110,388,966	—	—	110,388,966
Machinery	22,337,816	—	—	22,337,816
Media	12,926,628	—	—	12,926,628
Multiline Retail	10,513,531	—	—	10,513,531
Multi-Utilities	10,628,183	—	—	10,628,183
Professional Services	18,313,896	—	31,224	18,345,120
Semiconductors & Semiconductor Equipment	42,828,789	—	—	42,828,789
Software	167,958,225	—	—	167,958,225
Specialty Retail	2,121,056	—	—	2,121,056
Technology Hardware, Storage & Peripherals	23,552,789	—	—	23,552,789
Textiles, Apparel & Luxury Goods	5,029,508	—	—	5,029,508
Tobacco	19,893,419	—	—	19,893,419
Water Utilities	6,135,111	—	—	6,135,111
Convertible Bond	—	2,966,594	—	2,966,594
Convertible Preferred Stock	—	—	10,330,508	10,330,508
Money Market Fund	6,029,812	—	—	6,029,812

Total Investments	$1,198,502,222	$18,807,435	$11,179,074	$1,228,488,731

As a result of utilizing international fair value pricing at March 31, 2018, a portion of the portfolio was categorized as Level 2.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T.Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.84%
Aerospace & Defense–2.62%
BWX Technologies	26,600	$1,689,898
Harris	38,300	6,177,024
Huntington Ingalls Industries	13,300	3,428,208
L3 Technologies	16,800	3,494,400
Textron	36,700	2,164,199
TransDigm Group	13,600	4,174,384

		21,128,113

Air Freight & Logistics–0.47%
CH Robinson Worldwide	24,500	2,295,895
Expeditors International of Washington	23,800	1,506,540

		3,802,435

Airlines–1.44%
Alaska Air Group	50,900	3,153,764
American Airlines Group	68,400	3,554,064
Copa Holdings Class A	14,900	1,916,587
†United Continental Holdings	43,200	3,001,104

		11,625,519

Auto Components–0.92%
Aptiv	67,700	5,752,469
BorgWarner	32,300	1,622,429

		7,374,898

Automobiles–0.21%
Ferrari	13,880	1,672,818

		1,672,818

Banks–2.20%
BankUnited	43,700	1,747,126
Citizens Financial Group	30,100	1,263,598
Fifth Third Bancorp	72,600	2,305,050
First Republic Bank	53,100	4,917,591
†Signature Bank	12,300	1,745,985
†SVB Financial Group	11,700	2,808,117
Webster Financial	53,312	2,953,485

		17,740,952

Beverages–1.11%
Brown-Forman Class B	59,955	3,261,552
Dr Pepper Snapple Group	47,900	5,670,402

		8,931,954

Biotechnology–3.97%
†ACADIA Pharmaceuticals	54,500	1,224,615
†Agios Pharmaceuticals	9,600	785,088
†Alexion Pharmaceuticals	14,600	1,627,316
†Alkermes	49,600	2,874,816
†Alnylam Pharmaceuticals	28,700	3,418,170
†BioMarin Pharmaceutical	51,300	4,158,891
†Bluebird Bio	7,700	1,314,775
†Blueprint Medicines	6,700	614,390

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Exelixis	86,100	$1,907,115
†FibroGen	12,600	582,120
†Incyte	51,500	4,291,495
†Ironwood Pharmaceuticals	96,800	1,493,624
†Neurocrine Biosciences	33,117	2,746,393
†Sage Therapeutics	9,299	1,497,790
†Sarepta Therapeutics	8,200	607,538
†Seattle Genetics	35,914	1,879,739
†TESARO	10,497	599,798
†Ultragenyx Pharmaceutical	7,300	372,227

		31,995,900

Building Products–1.27%
Allegion	39,700	3,386,013
AO Smith	51,900	3,300,321
Fortune Brands Home & Security	60,083	3,538,288

		10,224,622

Capital Markets–3.78%
Cboe Global Markets	48,300	5,511,030
†E*TRADE Financial	39,800	2,205,318
FactSet Research Systems	7,150	1,425,853
Financial Engines	23,000	805,000
Invesco	28,200	902,682
Lazard Class A	55,100	2,896,056
MarketAxess Holdings	7,600	1,652,544
Moody’s	31,500	5,080,950
MSCI Class A	18,000	2,690,460
Nasdaq	21,800	1,879,596
Northern Trust	9,600	990,048
State Street	6,400	638,272
TD Ameritrade Holding	64,200	3,802,566

		30,480,375

Chemicals–1.97%
Air Products & Chemicals	12,800	2,035,584
†Axalta Coating Systems	65,300	1,971,407
Celanese Class A	19,100	1,914,011
CF Industries Holdings	37,600	1,418,648
PolyOne	25,100	1,067,252
PPG Industries	21,500	2,399,400
RPM International	60,200	2,869,734
Valvoline	100,684	2,228,137

		15,904,173

Commercial Services & Supplies–2.53%
ADT	116,700	925,431
Cintas	18,000	3,070,440
†Copart	66,900	3,407,217
KAR Auction Services	66,900	3,625,980
Ritchie Bros Auctioneers	31,000	975,570
Rollins	52,500	2,679,075
†Stericycle	22,100	1,293,513

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Connections	62,025	$4,449,673

		20,426,899

Communications Equipment–0.64%
Motorola Solutions	16,400	1,726,920
†Palo Alto Networks	18,800	3,412,576

		5,139,496

Construction & Engineering–0.30%
Valmont Industries	16,300	2,384,690

		2,384,690

Construction Materials–1.06%
Eagle Materials	18,500	1,906,425
Vulcan Materials	57,800	6,599,026

		8,505,451

Consumer Finance–0.16%
Discover Financial Services	18,300	1,316,319

		1,316,319

Containers & Packaging–1.15%
Ball	156,500	6,214,615
Sealed Air	71,200	3,046,648

		9,261,263

Diversified Consumer Services–0.97%
†Bright Horizons Family Solutions	17,200	1,715,184
†Grand Canyon Education	14,300	1,500,356
Service Corp. International	93,200	3,517,368
†Sotheby’s	21,200	1,087,772

		7,820,680

Diversified Telecommunication Services–0.20%
†Zayo Group Holdings	46,200	1,578,192

		1,578,192

Electrical Equipment–1.38%
Acuity Brands	13,500	1,879,065
AMETEK	24,225	1,840,373
†Generac Holdings	28,100	1,290,071
Hubbell	23,900	2,910,542
Rockwell Automation	18,500	3,222,700

		11,142,751

Electronic Equipment, Instruments & Components–2.98%
Amphenol Class A	66,800	5,753,484
Cognex	30,400	1,580,496
†Coherent	18,420	3,451,908
Corning	69,200	1,929,296
†IPG Photonics	8,400	1,960,392
†Keysight Technologies	83,662	4,383,052
†Sensata Technologies Holding	69,800	3,617,734

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Trimble	37,800	$1,356,264

		24,032,626

Energy Equipment & Services–0.08%
Oceaneering International	35,900	665,586

		665,586

Equity Real Estate Investment Trusts–2.22%
American Campus Communities	41,641	1,608,175
CubeSmart	44,800	1,263,360
Equinix	3,388	1,416,658
Federal Realty Investment Trust	10,000	1,161,100
Iron Mountain	51,900	1,705,434
MGM Growth Properties	69,400	1,841,876
†SBA Communications	38,000	6,494,960
SL Green Realty	14,300	1,384,669
VEREIT	144,750	1,007,460

		17,883,692

Food & Staples Retailing–0.41%
Casey’s General Stores	14,800	1,624,596
PriceSmart	8,500	710,175
†Sprouts Farmers Market	39,900	936,453

		3,271,224

Food Products–2.37%
Conagra Brands	47,700	1,759,176
Hershey	43,400	4,294,864
Hormel Foods	56,800	1,949,376
McCormick & Co.	42,900	4,564,131
Pinnacle Foods	50,700	2,742,870
Tyson Foods Class A	52,100	3,813,199

		19,123,616

Gas Utilities–0.37%
Atmos Energy	35,618	3,000,460

		3,000,460

Health Care Equipment & Supplies–3.17%
†Align Technology	10,000	2,511,300
Cooper	27,400	6,269,394
DENTSPLY SIRONA	21,614	1,087,400
†Hologic	134,500	5,024,920
†IDEXX Laboratories	21,700	4,153,163
STERIS	15,800	1,475,088
Teleflex	14,600	3,722,708
West Pharmaceutical Services	14,700	1,297,863

		25,541,836

Health Care Providers & Services–2.32%
†Acadia Healthcare	40,788	1,598,074
AmerisourceBergen	21,700	1,870,757
†Centene	39,100	4,178,617
†DaVita	25,000	1,648,500

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Henry Schein	44,600	$2,997,566
†Molina Healthcare	29,100	2,362,338
Universal Health Services Class B	14,800	1,752,468
†WellCare Health Plans	11,900	2,304,197

		18,712,517

Health Care Technology–0.91%
†athenahealth	4,900	700,847
†Cerner	37,600	2,180,800
†Medidata Solutions	25,100	1,576,531
†Veeva Systems Class A	38,900	2,840,478

		7,298,656

Hotels, Restaurants & Leisure–4.18%
Aramark	57,400	2,270,744
Choice Hotels International	20,100	1,611,015
Domino’s Pizza	13,800	3,223,128
Dunkin’ Brands Group	70,100	4,184,269
Extended Stay America	67,600	1,336,452
Hilton Worldwide Holdings	42,533	3,349,899
MGM Resorts International	89,400	3,130,788
†Norwegian Cruise Line Holdings	36,200	1,917,514
Papa John’s International	20,500	1,174,650
Restaurant Brands International	40,700	2,316,644
Royal Caribbean Cruises	16,900	1,989,806
Wynn Resorts	12,800	2,334,208
Yum Brands	36,400	3,098,732
Yum China Holdings	43,000	1,784,500

		33,722,349

Household Durables–1.41%
†Mohawk Industries	18,100	4,203,182
Newell Brands	35,800	912,184
†NVR.	1,080	3,024,000
Toll Brothers	52,400	2,266,300
Whirlpool	6,500	995,215

		11,400,881

Household Products–1.19%
Church & Dwight	88,500	4,456,860
Clorox	29,700	3,953,367
Energizer Holdings	20,100	1,197,558

		9,607,785

Industrial Conglomerates–0.42%
Roper Technologies	12,100	3,396,349

		3,396,349

Insurance–2.22%
Assurant	14,200	1,298,022
AXIS Capital Holdings	27,500	1,583,175
FNF Group	81,000	3,241,620
Progressive	117,400	7,153,182

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Willis Towers Watson	30,100	$4,580,919

		17,856,918

Internet & Direct Marketing Retail–0.34%
†Ctrip.com International ADR	41,800	1,948,716
†Wayfair Class A	12,030	812,386

		2,761,102

Internet Software & Services–1.99%
†2U	8,000	672,240
†=pDropbox Class A	18,401	546,270
†Dropbox Class A	7,909	247,156
†=pDropbox Class B	42,305	1,255,940
†InterActiveCorp	18,700	2,924,306
†Match Group	58,000	2,577,520
MercadoLibre	3,400	1,211,726
†Shopify Class A	8,700	1,083,933
†VeriSign	33,100	3,924,336
†Zillow Group	29,000	1,566,000

		16,009,427

IT Services–7.68%
†Black Knight	83,155	3,916,601
Booz Allen Hamilton Holding	133,100	5,153,632
†CoreLogic	60,300	2,727,369
†EPAM Systems	11,100	1,271,172
Fidelity National Information Services	77,237	7,437,923
†Fiserv	101,400	7,230,834
†FleetCor Technologies	21,900	4,434,750
†Gartner	43,800	5,151,756
Genpact	47,000	1,503,530
Global Payments	52,200	5,821,344
Leidos Holdings	44,500	2,910,300
Paychex	29,000	1,786,110
Sabre	104,700	2,245,815
†WEX	19,100	2,991,442
†Worldpay Class A	89,500	7,360,480

		61,943,058

Leisure Products–0.08%
Polaris Industries	5,700	652,764

		652,764

Life Sciences Tools & Services–1.83%
Agilent Technologies	45,300	3,030,570
Bruker	41,000	1,226,720
†Illumina	20,200	4,775,684
†IQVIA Holdings	21,000	2,060,310
†Mettler-Toledo International	6,400	3,680,192

		14,773,476

Machinery–3.46%
Donaldson	37,000	1,666,850
Flowserve	25,900	1,122,247

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Fortive	47,300	$3,666,696
Graco	54,400	2,487,168
IDEX	16,125	2,297,974
†Middleby	19,100	2,364,389
Nordson	17,200	2,345,048
PACCAR	30,500	2,018,185
Snap-on	17,700	2,611,458
Toro	31,400	1,960,930
†WABCO Holdings	10,100	1,352,087
Wabtec	28,600	2,328,040
Xylem	22,000	1,692,240

		27,913,312

Marine–0.11%
†Kirby	11,200	861,840

		861,840

Media–0.43%
†Altice USA Class A	25,064	463,183
Interpublic Group	43,400	999,502
Omnicom Group	27,500	1,998,425

		3,461,110

Metals & Mining–0.15%
Wheaton Precious Metals (New York Shares)	59,900	1,220,163

		1,220,163

Multiline Retail–1.56%
Dollar General	75,600	7,072,380
†Dollar Tree	58,400	5,542,160

		12,614,540

Multi-Utilities–0.19%
NiSource	64,000	1,530,240

		1,530,240

Oil, Gas & Consumable Fuels–1.66%
Andeavor	15,100	1,518,456
Cabot Oil & Gas	61,300	1,469,974
†Centennial Resource Development Class A	86,100	1,579,935
Cimarex Energy	8,300	776,050
†Concho Resources	10,700	1,608,531
†Diamondback Energy	12,700	1,606,804
†Jagged Peak Energy	125,297	1,770,447
†RSP Permian	33,900	1,589,232
†=pVenture Global LNG Series B	36	108,720
†=pVenture Global LNG Series C	455	1,374,100

		13,402,249

Pharmaceuticals–1.25%
†Catalent	39,962	1,640,840
†Jazz Pharmaceuticals	9,000	1,358,910

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Nektar Therapeutics	16,200	$1,721,412
Zoetis	64,300	5,369,693

		10,090,855

Professional Services–3.40%
†CoStar Group	13,000	4,714,840
Equifax	38,300	4,512,123
†IHS Markit	62,525	3,016,206
ManpowerGroup	15,000	1,726,500
Nielsen Holdings	100,600	3,198,074
Robert Half International	25,100	1,453,039
†TransUnion	62,400	3,543,072
†Verisk Analytics Class A	45,400	4,721,600
†=pWeWork Companies Class A	11,793	540,709

		27,426,163

Real Estate Management & Development–0.26%
Jones Lang LaSalle	11,800	2,060,752

		2,060,752

Road & Rail–1.33%
†Genesee & Wyoming	18,100	1,281,299
JB Hunt Transport Services	17,000	1,991,550
Kansas City Southern	26,200	2,878,070
Landstar System	10,300	1,129,395
Old Dominion Freight Line	14,800	2,175,156
Schneider National Class B	48,994	1,276,784

		10,732,254

Semiconductors & Semiconductor Equipment–4.73%
Entegris	78,700	2,738,760
†Integrated Device Technology	45,600	1,393,536
KLA-Tencor	39,400	4,294,994
Marvell Technology Group	216,511	4,546,731
Maxim Integrated Products	106,500	6,413,430
Microchip Technology	77,900	7,116,944
Monolithic Power Systems	10,900	1,261,893
Skyworks Solutions	61,600	6,176,016
Xilinx	58,000	4,189,920

		38,132,224

Software–9.20%
†ANSYS	8,600	1,347,534
†Atlassian	101,831	5,490,727
†Autodesk	32,400	4,068,792
†Cadence Design Systems	61,800	2,272,386
CDK Global	58,300	3,692,722
†Electronic Arts	26,500	3,212,860
†Ellie Mae	15,700	1,443,458
†Fortinet	24,900	1,334,142
†Guidewire Software	43,000	3,475,690
†Proofpoint	19,600	2,227,540
†Red Hat	41,600	6,219,616

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†ServiceNow	36,800	$6,088,560
†Splunk	31,200	3,069,768
SS&C Technologies Holdings	78,100	4,189,284
Symantec	218,200	5,640,470
†Synopsys	42,700	3,554,348
†Tableau Software Class A	35,927	2,903,620
†Tyler Technologies	14,700	3,101,112
†Ultimate Software Group	15,400	3,752,980
†Workday Class A	34,205	4,347,797
†Zendesk	35,400	1,694,598
†Zynga Class A	284,500	1,041,270

		74,169,274

Specialty Retail–4.26%
†AutoZone	2,200	1,427,118
†Burlington Stores	37,100	4,939,865
†CarMax	52,000	3,220,880
†Five Below	18,400	1,349,456
L Brands	28,000	1,069,880
†Michaels	40,000	788,400
†O’Reilly Automotive	19,100	4,724,958
Ross Stores	100,800	7,860,384
Tiffany & Co.	27,698	2,704,987
Tractor Supply	23,100	1,455,762
†Ulta Beauty	18,500	3,778,995
Williams-Sonoma	18,900	997,164

		34,317,849

Textiles, Apparel & Luxury Goods–1.21%
Carter’s	12,200	1,270,020
†Lululemon Athletica	25,100	2,236,912
PVH	11,800	1,786,874
Tapestry	85,200	4,482,372

		9,776,178

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.82%
Fastenal	11,800	$644,162
†HD Supply Holdings	111,900	4,245,486
Watsco	9,300	1,683,021

		6,572,669

Water Utilities–0.30%
American Water Works	29,221	2,399,921

		2,399,921

Total Common Stock (Cost $507,140,136)		796,793,415

CONVERTIBLE PREFERRED STOCK–0.90%
†=pAirbnb Series D	18,795	2,199,955
†=pAirbnb Series E	2,425	283,846
†=pFlipkart Limited Series G	4,628	547,832
†=pTanium Series G	234,645	1,222,500
†=pWeWork Companies Series D1	27,915	1,279,903
†=pWeWork Companies Series D2	21,933	1,005,628
†=pWeWork Companies Series E	16,055	736,122

Total Convertible Preferred Stock (Cost $4,068,124)		7,275,786

MONEY MARKET FUND–0.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	1,231,320	1,231,320

Total Money Market Fund (Cost $1,231,320)		1,231,320

TOTAL VALUE OF SECURITIES–99.90% (Cost $512,439,580)	805,300,521
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	839,208

NET ASSETS APPLICABLE TO 30,529,816 SHARES OUTSTANDING–100.00%	$806,139,729

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

†	Non-income producing.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2018, the aggregate value of restricted securities was $11,101,525, which represented 1.38% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/14	$765,201	$2,199,955
Airbnb Series E	7/14/15	225,754	283,846
Dropbox Class A	11/7/14	527,212	546,270
Dropbox Class B	5/1/12	574,238	1,255,940
Flipkart Limited Series G	12/17/14	554,249	547,832
Tanium Series G	8/26/15	1,164,848	1,222,500
Venture Global LNG Series B	3/8/18	108,720	108,720
Venture Global LNG Series C	10/16/17	1,602,675	1,283,500
Venture Global LNG Series C	3/8/18	90,600	90,600
WeWork Companies Class A	12/9/14	34,085	93,855
WeWork Companies Class A	5/26/15	138,112	446,854
WeWork Companies Series D1	12/9/14	464,818	1,279,903
WeWork Companies Series D2	12/9/14	365,211	1,005,628
WeWork Companies Series E	6/23/15	528,043	736,122

Total		$7,143,766	$11,101,525

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV’’). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the board.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$21,128,113	$—	$21,128,113
Air Freight & Logistics	3,802,435	—	3,802,435
Airlines	11,625,519	—	11,625,519
Auto Components	7,374,898	—	7,374,898
Automobiles	1,672,818	—	1,672,818
Banks	17,740,952	—	17,740,952
Beverages	8,931,954	—	8,931,954
Biotechnology	31,995,900	—	31,995,900
Building Products	10,224,622	—	10,224,622
Capital Markets	30,480,375	—	30,480,375
Chemicals	15,904,173	—	15,904,173
Commercial Services & Supplies	20,426,899	—	20,426,899
Communications Equipment	5,139,496	—	5,139,496
Construction & Engineering	2,384,690	—	2,384,690
Construction Materials	8,505,451	—	8,505,451
Consumer Finance	1,316,319	—	1,316,319
Containers & Packaging	9,261,263	—	9,261,263
Diversified Consumer Services	7,820,680	—	7,820,680
Diversified Telecommunication Services	1,578,192	—	1,578,192
Electrical Equipment	11,142,751	—	11,142,751
Electronic Equipment, Instruments & Components	24,032,626	—	24,032,626
Energy Equipment & Services	665,586	—	665,586
Equity Real Estate Investment Trusts	17,883,692	—	17,883,692
Food & Staples Retailing	3,271,224	—	3,271,224
Food Products	19,123,616	—	19,123,616
Gas Utilities	3,000,460	—	3,000,460
Health Care Equipment & Supplies	25,541,836	—	25,541,836
Health Care Providers & Services	18,712,517	—	18,712,517
Health Care Technology	7,298,656	—	7,298,656
Hotels, Restaurants & Leisure	33,722,349	—	33,722,349
Household Durables	11,400,881	—	11,400,881
Household Products	9,607,785	—	9,607,785
Industrial Conglomerates	3,396,349	—	3,396,349
Insurance	17,856,918	—	17,856,918
Internet & Direct Marketing Retail	2,761,102	—	2,761,102
Internet Software & Services	14,207,217	1,802,210	16,009,427
IT Services	61,943,058	—	61,943,058
Leisure Products	652,764	—	652,764
Life Sciences Tools & Services	14,773,476	—	14,773,476
Machinery	27,913,312	—	27,913,312
Marine	861,840	—	861,840
Media	3,461,110	—	3,461,110
Metals & Mining	1,220,163	—	1,220,163
Multiline Retail	12,614,540	—	12,614,540
Multi-Utilities	1,530,240	—	1,530,240
Oil, Gas & Consumable Fuels	11,919,429	1,482,820	13,402,249
Pharmaceuticals	10,090,855	—	10,090,855
Professional Services	26,885,454	540,709	27,426,163
Real Estate Management & Development	2,060,752	—	2,060,752
Road & Rail	10,732,254	—	10,732,254
Semiconductors & Semiconductor Equipment	38,132,224	—	38,132,224

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 3	Total
Investments:

Assets:
Common Stock (continued)
Software	$74,169,274	$—	$74,169,274
Specialty Retail	34,317,849	—	34,317,849
Textiles, Apparel & Luxury Goods	9,776,178	—	9,776,178
Trading Companies & Distributors	6,572,669	—	6,572,669
Water Utilities	2,399,921	—	2,399,921
Convertible Preferred Stock	—	7,275,786	7,275,786
Money Market Fund	1,231,320	—	1,231,320

Total Investments	$794,198,996	$11,101,525	$805,300,521

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Convertible Preferred Stock	Common Stock	Total
Balance as of 12/31/17	$7,803,093	$2,555,670	$10,358,763
Purchases	—	199,320	199,320
Sales	(505,401)	(596,048)	(1,101,449)
Transfers into Level 3	—	1,101,450	1,101,450
Net change in unrealized appreciation (depreciation)	(21,906)	565,347	543,441

Balance as of 3/31/18	$7,275,786	$3,825,739	$11,101,525

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 3/31/18	$126,708	$381,585	$508,293

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of March 31, 2018.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.42%
INVESTMENT COMPANIES–94.42%
Equity Funds–64.57%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	769,800	$39,515,358
LVIP MFS Value Fund	3,523,161	147,081,382
LVIP SSGA S&P 500 Index Fund	8,012,832	146,097,961
LVIP SSGA Small-Cap Index Fund	620,849	19,661,054
LVIP SSGA Small-Mid Cap 200 Fund	3,367,308	43,956,834
LVIP T. Rowe Price Growth Stock Fund	3,181,052	143,859,885
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,842,426	49,085,926
LVIP Wellington Mid-Cap Value Fund	1,790,823	49,244,063

		638,502,463

Fixed Income Funds–27.81%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	5,436,031	73,163,543
LVIP PIMCO Low Duration Bond Fund	3,653,200	36,491,817
LVIP SSGA Bond Index Fund	9,150,651	101,187,896
LVIP Western Asset Core Bond Fund	6,616,287	64,118,439

		274,961,695

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.04%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	2,200,172	$20,138,170

		20,138,170

Total Affiliated Investments (Cost $847,397,027)		933,602,328

UNAFFILIATED INVESTMENTS–5.29%
INVESTMENT COMPANIES–5.29%
Equity Fund–2.58%
Oppenheimer Main Street Small Cap Fund VA Non-Service Shares	996,230	25,553,300

		25,553,300

Money Market Fund–2.71%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	26,810,370	26,810,370

		26,810,370

Total Unaffiliated Investments (Cost $48,129,786)		52,363,670

TOTAL VALUE OF SECURITIES–99.71% (Cost $895,526,813)	985,965,998
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	2,853,333

NET ASSETS APPLICABLE TO 91,005,294 SHARES OUTSTANDING–100.00%	$988,819,331

†	Non-income producing.

*	Standard Class shares.

«	Includes $5,765,240 cash collateral held at broker for futures contracts and $965,299 variation margin due to broker on futures contracts as of March 31, 2018.

The following futures contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Equity Contracts:
(540)	E-mini Russell 2000 Index	$(41,342,400)	$(41,137,035)	6/18/18	$ —	$(205,365)
(535)	E-mini S&P 500 Index	(70,700,250)	(70,242,624)	6/18/18	—	(457,626)

					—	(662,991)

Interest Rate Contracts:
1,379	U.S. Treasury 5 yr Notes	157,841,633	157,579,915	7/2/18	261,718	—

Total Futures Contracts					$261,718	$(662,991)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

Summary of Abbreviations:

S&P–Standard & Poor’s

VA–Variable Annuity

yr–year

See accompanying notes.

LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets other in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC’’) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$933,602,328
Unaffiliated Investment Companies	52,363,670

Total Investments	$985,965,998

Derivatives:

Assets:
Futures Contracts	$261,718

Liabilities:
Futures Contracts	$(662,991)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.42%*
Equity Funds–64.57%*
LVIP Baron Growth Opportunities Fund	$19,131,395	$20,624,220	$132,479	$(913)	$(106,865)	$39,515,358	769,800	$—	$—
LVIP MFS Value Fund	138,675,063	14,031,839	847,528	(16,804)	(4,761,188)	147,081,382	3,523,161	—	—
LVIP SSGA S&P 500 Index Fund	144,296,017	7,031,702	3,942,467	(30,684)	(1,256,607)	146,097,961	8,012,832	—	—
LVIP SSGA Small-Cap Index Fund	—	20,272,524	16,250	(174)	(595,046)	19,661,054	620,849	—	—
LVIP SSGA Small-Mid Cap 200 Fund	22,109,112	23,124,269	306,822	(34,445)	(935,280)	43,956,834	3,367,308	—	—
LVIP T. Rowe Price Growth Stock Fund	139,820,054	6,858,508	8,299,523	356,757	5,124,089	143,859,885	3,181,052	—	—
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	67,322,121	3,045,348	23,625,768	2,881,242	(537,017)	49,085,926	1,842,426	—	—
LVIP Wellington Mid-Cap Value Fund	67,104,322	3,045,348	20,477,810	1,553,600	(1,981,397)	49,244,063	1,790,823	—	—
Fixed Income Funds–27.81%*
LVIP Delaware Bond Fund	55,288,087	18,471,867	58,532	(3,982)	(533,897)	73,163,543	5,436,031	—	—
LVIP PIMCO Low Duration Bond Fund	34,011,178	2,753,833	209,325	(3,431)	(60,438)	36,491,817	3,653,200	—	—
LVIP SSGA Bond Index Fund	93,819,073	9,356,495	576,867	(22,208)	(1,388,597)	101,187,896	9,150,651	—	—
LVIP Western Asset Core Bond Fund	72,426,377	5,471,658	12,477,324	(455,337)	(846,935)	64,118,439	6,616,287	—	—
Global Equity Fund–2.04%*
LVIP Clarion Global Real Estate Fund	—	20,272,523	16,250	(146)	(117,957)	20,138,170	2,200,172	—	—

Total	$854,002,799	$154,360,134	$70,986,945	$4,223,475	$(7,997,135)	$933,602,328	50,164,592	$—	$—

*As a percentage of Net Assets.

LVIP U.S. Growth Allocation Managed Risk Fund–4

LVIP Wellington Capital Growth Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.46%
Aerospace & Defense–2.31%
Lockheed Martin	19,843	$6,705,545
Northrop Grumman	15,519	5,417,993

		12,123,538

Banks–0.76%
Bank of America	132,946	3,987,051

		3,987,051

Beverages–3.77%
Constellation Brands Class A	32,909	7,500,619
†Monster Beverage	158,888	9,089,982
PepsiCo	29,014	3,166,878

		19,757,479

Building Products–0.68%
Fortune Brands Home & Security	60,251	3,548,181

		3,548,181

Capital Markets–4.93%
Intercontinental Exchange	87,443	6,341,366
MarketAxess Holdings	39,050	8,491,032
MSCI	38,388	5,737,854
TD Ameritrade Holding	88,503	5,242,033

		25,812,285

Chemicals–0.78%
Sherwin-Williams	10,459	4,101,183

		4,101,183

Electrical Equipment–1.61%
AMETEK	110,726	8,411,854

		8,411,854

Electronic Equipment, Instruments & Components–1.30%
CDW	96,757	6,802,985

		6,802,985

Equity Real Estate Investment Trusts–1.63%
American Tower	58,817	8,548,463

		8,548,463

Food Products–0.22%
†Blue Buffalo Pet Products	29,175	1,161,457

		1,161,457

Health Care Equipment & Supplies–2.75%
†DexCom	70,739	5,246,004
†Edwards Lifesciences	65,876	9,191,020

		14,437,024

Health Care Providers & Services–1.74%
UnitedHealth Group	42,615	9,119,610

		9,119,610

Hotels, Restaurants & Leisure–1.78%
Hilton Worldwide Holdings	65,982	5,196,742

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands	57,251	$4,116,347

		9,313,089

Insurance–2.37%
†Markel	5,758	6,738,300
Marsh & McLennan	68,960	5,695,406

		12,433,706

Internet & Direct Marketing Retail–6.70%
†Amazon.com	15,572	22,537,979
†Booking Holdings	3,734	7,768,176
†Netflix	16,222	4,791,168

		35,097,323

Internet Software & Services–13.64%
†Alibaba Group Holding ADR	36,946	6,781,069
†Alphabet Class A	800	829,712
†Alphabet Class C	28,208	29,104,732
†eBay	240,555	9,679,933
†Facebook Class A	126,242	20,172,209
†Zillow Group Class C	91,224	4,907,851

		71,475,506

IT Services–13.01%
Alliance Data Systems	28,811	6,132,709
†FleetCor Technologies	62,351	12,626,078
†Gartner	28,535	3,356,287
Global Payments	65,675	7,324,076
Mastercard Class A	93,954	16,456,983
†PayPal Holdings	130,447	9,897,014
Visa Class A	103,688	12,403,159

		68,196,306

Life Sciences Tools & Services–1.02%
Thermo Fisher Scientific	25,972	5,362,179

		5,362,179

Machinery–0.49%
Snap-on	17,332	2,557,163

		2,557,163

Personal Products–1.62%
Estee Lauder Class A	56,864	8,513,678

		8,513,678

Pharmaceuticals–1.67%
Bristol-Myers Squibb	138,651	8,769,676

		8,769,676

Professional Services–4.69%
Equifax	65,479	7,714,081
†IHS Markit	170,326	8,216,526
†TransUnion	152,066	8,634,308

		24,564,915

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–3.15%
Microchip Technology	95,593	$8,733,376
NVIDIA	33,476	7,752,707

		16,486,083

Software–14.97%
†Adobe Systems	49,519	10,700,066
†Autodesk	65,635	8,242,443
Microsoft	304,363	27,779,211
†salesforce.com	70,858	8,240,785
†ServiceNow	74,254	12,285,324
SS&C Technologies Holdings	82,058	4,401,591
†Workday Class A	53,737	6,830,510

		78,479,930

Specialty Retail–5.52%
Home Depot	76,603	13,653,719
†O’Reilly Automotive	40,590	10,041,154
Ross Stores	67,159	5,237,059

		28,931,932

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–3.98%
Apple	124,226	$20,842,638

		20,842,638

Textiles, Apparel & Luxury Goods–0.90%
NIKE Class B	33,840	2,248,330
†Under Armour Class A	150,800	2,465,580

		4,713,910

Trading Companies & Distributors–1.47%
Fastenal	141,035	7,699,101

		7,699,101

Total Common Stock (Cost $295,796,411)		521,248,245

MONEY MARKET FUND–0.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	2,796,127	2,796,127

Total Money Market Fund (Cost $2,796,127)		2,796,127

TOTAL VALUE OF SECURITIES–99.99% (Cost $298,592,538)	524,044,372
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	55,489

NET ASSETS APPLICABLE TO 10,997,018 SHARES OUTSTANDING–100.00%	$524,099,861

† Non-income producing.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes.

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value(“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

Level 1
Investments:
Assets:
Common Stock	$521,248,245
Money Market Fund	2,796,127

Total Investments	$524,044,372

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Capital Growth Fund–3

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.51%
Aerospace & Defense–2.89%
Harris	22,677	$3,657,347
†Moog Class A	28,748	2,369,123

		6,026,470

Airlines–0.77%
†JetBlue Airways	79,511	1,615,663

		1,615,663

Auto Components–1.99%
GKN	188,520	1,221,959
Goodyear Tire & Rubber	110,636	2,940,705

		4,162,664

Banks–13.01%
BancorpSouth Bank	62,531	1,988,486
Bank of the Ozarks	51,437	2,482,864
Comerica	50,287	4,824,032
IBERIABANK	42,515	3,316,170
MB Financial	57,505	2,327,802
Pinnacle Financial Partners	26,963	1,731,025
South State	28,761	2,453,313
Sterling Bancorp	119,332	2,690,937
†Western Alliance Bancorp	44,902	2,609,255
Zions Bancorporation	51,591	2,720,393

		27,144,277

Biotechnology–0.15%
†Five Prime Therapeutics	18,555	318,775

		318,775

Building Products–1.96%
†JELD-WEN Holding	43,479	1,331,327
Sanwa Holdings	214,229	2,762,380

		4,093,707

Chemicals–4.46%
Cabot	42,475	2,366,707
Celanese Class A	33,722	3,379,282
Olin	46,349	1,408,546
Westlake Chemical	19,453	2,162,201

		9,316,736

Commercial Services & Supplies–1.58%
Atento	108,219	844,108
†Clean Harbors	50,156	2,448,114

		3,292,222

Communications Equipment–1.40%
†Acacia Communications	76,233	2,931,921

		2,931,921

Construction & Engineering–0.97%
Granite Construction	36,421	2,034,477

		2,034,477

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction Materials–0.69%
Buzzi Unicem	61,045	$1,429,867

		1,429,867

Containers & Packaging–0.36%
†Crown Holdings	14,924	757,393

		757,393

Electric Utilities–2.43%
Alliant Energy	79,150	3,234,069
Great Plains Energy	57,654	1,832,821

		5,066,890

Electrical Equipment–1.54%
Hubbell	26,459	3,222,177

		3,222,177

Electronic Equipment, Instruments & Components–5.68%
†Arrow Electronics	70,407	5,422,747
†Keysight Technologies	70,615	3,699,520
†Sensata Technologies Holding	52,582	2,725,325

		11,847,592

Equity Real Estate Investment Trusts–8.92%
American Assets Trust	26,358	880,621
Brixmor Property Group	98,465	1,501,591
Corporate Office Properties Trust	90,134	2,328,161
Equity LifeStyle Properties	18,080	1,586,882
Extra Space Storage	16,544	1,445,284
Forest City Realty Trust Class A	43,863	888,664
Life Storage	19,577	1,635,071
Park Hotels & Resorts	59,992	1,620,984
PS Business Parks	26,996	3,051,628
STORE Capital	148,479	3,685,249

		18,624,135

Food & Staples Retailing–1.30%
†US Foods Holding	82,494	2,703,328

		2,703,328

Food Products–2.28%
Ingredion	15,463	1,993,490
†Post Holdings	36,551	2,769,104

		4,762,594

Gas Utilities–2.36%
UGI	110,885	4,925,512

		4,925,512

Health Care Equipment & Supplies–1.95%
Hill-Rom Holdings	7,000	609,000
STERIS	37,052	3,459,175

		4,068,175

Health Care Providers & Services–2.93%
†Acadia Healthcare	73,739	2,889,094

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Brookdale Senior Living	129,121	$866,402
†Envision Healthcare	61,532	2,364,675

		6,120,171

Hotels, Restaurants & Leisure–1.33%
†Dave & Buster’s Entertainment	28,603	1,193,889
†Norwegian Cruise Line Holdings	29,865	1,581,949

		2,775,838

Household Durables–1.41%
DR Horton	17,554	769,567
Lennar Class A	14,522	855,927
Toll Brothers	30,287	1,309,913

		2,935,407

Insurance–8.66%
Assurant	16,108	1,472,432
CNO Financial Group	113,258	2,454,301
Hanover Insurance Group	17,704	2,087,125
Jardine Lloyd Thompson Group	145,702	2,620,663
Lancashire Holdings	275,377	2,240,853
Reinsurance Group of America	27,981	4,309,074
Unum Group	60,701	2,889,975

		18,074,423

Internet Software & Services–1.44%
†VeriSign	25,338	3,004,073

		3,004,073

IT Services–1.41%
Booz Allen Hamilton Holding	75,798	2,934,899

		2,934,899

Machinery–1.50%
†Milacron Holdings	154,937	3,120,431

		3,120,431

Media–0.44%
TEGNA	81,488	928,148

		928,148

Metals & Mining–3.11%
†Alcoa	43,744	1,966,730
Commercial Metals	57,479	1,176,020
Reliance Steel & Aluminum	39,010	3,344,717

		6,487,467

Oil, Gas & Consumable Fuels–6.86%
Delek U.S. Holdings	35,179	1,431,785
†Diamondback Energy	59,091	7,476,193
†Energen	21,369	1,343,255
†Laredo Petroleum	108,235	942,727
†Newfield Exploration	128,147	3,129,350

		14,323,310

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–1.03%
Dun & Bradstreet	18,328	$2,144,376

		2,144,376

Road & Rail–3.96%
†Genesee & Wyoming	45,438	3,216,556
Knight-Swift Transportation Holdings	89,826	4,132,894
Schneider National Class B	34,726	904,960

		8,254,410

Semiconductors & Semiconductor Equipment–3.93%
†Axcelis Technologies	46,715	1,149,189
†Ichor Holdings	57,356	1,388,589
Silicon Motion Technology ADR	66,660	3,207,679
Teradyne	53,836	2,460,844

		8,206,301

Software–1.29%
SS&C Technologies Holdings	50,017	2,682,912

		2,682,912

Specialty Retail–0.18%
Camping World Holdings Class A	11,553	372,584

		372,584

Trading Companies & Distributors–0.98%
†WESCO International	32,883	2,040,390

		2,040,390

Wireless Telecommunication Services–1.36%
Millicom International Cellular SDR	41,402	2,833,333

		2,833,333

Total Common Stock (Cost $162,225,145)		205,583,048

MONEY MARKET FUND–1.59%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	3,324,177	3,324,177

Total Money Market Fund (Cost $3,324,177)		3,324,177

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.10% (Cost $165,549,322)	$208,907,225
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(218,658)

NET ASSETS APPLICABLE TO 7,603,791 SHARES OUTSTANDING–100.00%	$208,688,567

†	Non-income producing.

The following foreign currency exchange contracts were outstanding at March 31, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	JPY	409,404	USD	(3,855)	4/4/18	$—	$(6)
JPMC	EUR	107,969	USD	(133,008)	4/3/18	—	(111)
MSC	EUR	1,733	USD	(2,131)	4/4/18	2	—
UBS	GBP	2,814	USD	(3,946)	4/4/18	3	—

Total Foreign Currency Exchange Contracts						$5	$(117)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

EUR–European Monetary Unit

GBP–British Pound Sterling

HSBC – Hong Kong Shanghai Bank

IT–Information Technology

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MSC–Morgan Stanley Capital

SDR–Special Depositary Receipt

UBS–Union Bank of Switzerland

USD–U.S. Dollar

See accompanying notes.

LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Mid-Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$6,026,470	$—	$6,026,470
Airlines	1,615,663	—	1,615,663
Auto Components	2,940,705	1,221,959	4,162,664
Banks	27,144,277	—	27,144,277
Biotechnology	318,775	—	318,775
Building Products	1,331,327	2,762,380	4,093,707
Chemicals	9,316,736	—	9,316,736
Commercial Services & Supplies	3,292,222	—	3,292,222
Communications Equipment	2,931,921	—	2,931,921
Construction & Engineering	2,034,477	—	2,034,477
Construction Materials	—	1,429,867	1,429,867
Containers & Packaging	757,393	—	757,393
Electric Utilities	5,066,890	—	5,066,890
Electrical Equipment	3,222,177	—	3,222,177
Electronic Equipment, Instruments & Components	11,847,592	—	11,847,592
Equity Real Estate Investment Trusts	18,624,135	—	18,624,135
Food & Staples Retailing	2,703,328	—	2,703,328
Food Products	4,762,594	—	4,762,594
Gas Utilities	4,925,512	—	4,925,512
Health Care Equipment & Supplies	4,068,175	—	4,068,175
Health Care Providers & Services	6,120,171	—	6,120,171
Hotels, Restaurants & Leisure	2,775,838	—	2,775,838
Household Durables	2,935,407	—	2,935,407
Insurance	18,074,423	—	18,074,423
Internet Software & Services	3,004,073	—	3,004,073
IT Services	2,934,899	—	2,934,899
Machinery	3,120,431	—	3,120,431
Media	928,148	—	928,148
Metals & Mining	6,487,467	—	6,487,467
Oil, Gas & Consumable Fuels	14,323,310	—	14,323,310
Professional Services	2,144,376	—	2,144,376
Road & Rail	8,254,410	—	8,254,410
Semiconductors & Semiconductor Equipment	8,206,301	—	8,206,301
Software	2,682,912	—	2,682,912
Specialty Retail	372,584	—	372,584
Trading Companies & Distributors	2,040,390	—	2,040,390
Wireless Telecommunication Services	—	2,833,333	2,833,333
Money Market Fund	3,324,177	—	3,324,177

Total Investments	$200,659,686	$8,247,539	$208,907,225

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$5	$5

Liabilities:
Foreign Currency Exchange Contracts	$—	$(117)	$(117)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other

LVIP Wellington Mid-Cap Value Fund–5

LVIP Wellington Mid-Cap Value Fund

Notes (continued)

2. Investments (continued)

observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Mid-Cap Value Fund–6

LVIP Western Asset Core Bond Fund

Schedule of Investments

March 31, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.84%
Fannie Mae Connecticut Avenue Securities •Series 2014-C04 1M2 6.772% (LIBOR01M + 4.90%) 11/25/24	4,488,787	$5,139,038
Fannie Mae REMICs
•*Series 2008-76 EI 2.629% (4.50% minus LIBOR01M, Cap 4.50%, Floor 0.00%) 9/25/23	995,235	8,613
•*Series 2010-100 SV 4.759% (6.63% minus LIBOR01M, Cap 6.63%, Floor 0.00%) 9/25/40	3,307,290	535,988
•*Series 2010-134 SK 4.179% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 6/25/38	9,195,081	475,824
*Series 2012-101 BI 4.00% 9/25/27	354,826	33,249
•*Series 2013-54 BS 4.279% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 6/25/43	254,248	46,038
•*Series 2013-124 SB 4.079% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 12/25/43	695,725	121,275
•*Series 2016-60 QS 4.229% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/25/46	2,315,129	325,320
•*Series 2016-61 BS 4.229% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/25/46	4,298,332	557,130
•*Series 2017-76 SB 4.229% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 10/25/57	3,442,262	598,998
•*Series 2017-85 SC 4.329% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 11/25/47	730,952	122,356
Freddie Mac REMICs
•*Series 3973 SA 4.713% (6.49% minus LIBOR01M, Cap 6.49%, Floor 0.00%) 12/15/41	1,661,969	305,049
•*Series 4057 CS 4.273% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 4/15/39	3,092,192	273,352

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Strips
•*Series 334 S7 4.323% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 8/15/44	2,809,332	$508,419
•*Series 353 S1 4.223% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 12/15/46	992,351	181,689
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-HQ2 M2 4.072% (LIBOR01M + 2.20%) 9/25/24	7,229,393	7,463,078
•Series 2015-DNA3 M2 4.722% (LIBOR01M + 2.85%) 4/25/28	3,833,939	3,974,037
•Series 2015-HQ2 M2 3.822% (LIBOR01M + 1.95%) 5/25/25	484,034	496,930
•Series 2015-HQA2 M2 4.672% (LIBOR01M + 2.80%) 5/25/28	410,945	423,830
•Series 2016-DNA1 M2 4.772% (LIBOR01M + 2.90%) 7/25/28	11,247,000	11,539,423
•Series 2016-DNA3 M2 3.872% (LIBOR01M + 2.00%) 12/25/28	280,000	285,112
•Series 2016-HQA1 M2 4.622% (LIBOR01M + 2.75%) 9/25/28	6,910,000	7,069,775
•Series 2016-HQA2 M2 4.122% (LIBOR01M + 2.25%) 11/25/28	322,992	331,005
•Series 2016-HQA3 M2 3.222% (LIBOR01M + 1.35%) 3/25/29	9,000,000	9,159,775
GNMA
•*Series 2007-51 SG 4.758% (6.58% minus LIBOR01M, Cap 6.58%, Floor 0.00%) 8/20/37	379,598	55,882
Series 2010-42 PC 5.00% 7/20/39	185,000	196,666
*Series 2013-53 OI 3.50% 4/20/43	2,802,498	426,312
•*Series 2016-21 ST 4.328% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 2/20/46	3,188,594	576,101
*Series 2016-84 IG 4.50% 11/16/45	5,596,940	1,131,323

LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2016-135 SB 4.314% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 10/16/46	526,484	$99,597
•*Series 2017-H22 IC 2.232% 11/20/67	2,666,433	348,622

Total Agency Collateralized Mortgage Obligations (Cost $53,574,841)		52,809,806

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.66%
Fannie Mae-Aces Series 2016-M11 AL 2.944% 7/25/39	2,281,283	2,203,084
• ◆Freddie Mac Multifamily Structured Pass Through Certificates Series K058 X1 0.93% 8/25/26	55,415,546	3,618,807
GNMA
•*Series 2013-74 IO 0.795% 12/16/53	57,778,140	2,789,927
•Series 2016-56 VL 3.366% 3/16/57	2,146,724	2,070,900
•*Series 2016-128 IO 0.936% 9/16/56	20,119,817	1,571,080

Total Agency Commercial Mortgage-Backed Securities (Cost $12,662,286)		12,253,798

AGENCY MORTGAGE-BACKED SECURITIES–36.16%
Fannie Mae
2.91% 6/1/25	542,722	538,265
2.95% 7/1/27	1,480,000	1,451,627
3.08% 1/1/28	2,670,000	2,644,247
3.15% 3/1/28	1,370,000	1,363,536
=3.50% 4/1/48	3,400,000	3,423,123
3.50% 3/1/57	8,989,586	8,997,680
4.00% 8/1/56	12,438,186	12,842,212
Fannie Mae S.F. 15 yr
2.50% 2/1/32	18,337,865	17,977,814
3.00% 10/1/32	17,680,969	17,672,613
3.50% 4/1/32	5,182,847	5,300,185
4.00% 1/1/27	1,379,117	1,436,309
Fannie Mae S.F. 30 yr
3.00% 11/1/46	3,206,272	3,130,237
3.00% 12/1/46	1,293,223	1,265,938
3.00% 1/1/47	3,259,445	3,187,914
3.00% 2/1/47	2,820,967	2,761,415
3.50% 11/1/44	47,486,261	47,789,271
3.50% 10/1/47	26,276,852	26,361,949
4.00% 11/1/42	1,820,034	1,882,336

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 10/1/44	25,968,528	$26,812,095
4.00% 4/1/47	2,931,988	3,023,937
4.00% 5/1/47	8,487,955	8,752,823
4.00% 9/1/47	33,219,437	34,134,134
4.00% 10/1/47	19,169,894	19,698,743
4.00% 4/1/48	16,000,000	16,441,515
4.50% 6/1/38	2,297,110	2,418,138
4.50% 6/1/39	1,930,749	2,043,919
4.50% 10/1/41	1,283,096	1,358,921
4.50% 1/1/42	4,834,606	5,112,265
4.50% 10/1/43	2,483,148	2,629,328
4.50% 3/1/44	12,491	13,106
4.50% 8/1/44	4,386,304	4,638,604
4.50% 3/1/46	3,861,153	4,081,295
4.50% 3/1/47	5,534,986	5,801,777
4.50% 5/1/47	2,894,955	3,032,780
4.50% 6/1/47	737,620	772,914
5.00% 4/1/37	52,507	56,401
5.50% 5/1/34	765,599	841,061
5.50% 9/1/36	1,042,104	1,144,681
5.50% 1/1/38	3,126,477	3,449,172
5.50% 1/1/39	1,194,580	1,311,885
5.50% 3/1/40	2,066,011	2,269,332
5.50% 3/1/41	1,025,714	1,126,525
5.50% 6/1/41	700,164	771,085
5.50% 7/1/41	2,197,575	2,413,056
6.00% 1/1/39	90,613	101,759
6.00% 10/1/39	1,257,451	1,420,266
6.00% 4/1/40	93,910	105,289
6.00% 10/1/40	435,842	489,081
6.00% 7/1/41	1,268,538	1,423,767
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/48	15,500,000	15,117,344
3.50% 4/1/48	1,100,000	1,102,299
4.00% 4/1/48	3,500,000	3,591,683
4.50% 4/1/48	12,400,000	12,983,914
Freddie Mac S.F. 15 yr TBA
2.50% 4/1/33	18,000,000	17,626,640
3.00% 4/1/33	3,000,000	2,994,492
Freddie Mac S.F. 20 yr
3.00% 6/1/36	285,499	283,661
4.50% 8/1/23	3,810,978	3,991,567
Freddie Mac S.F. 30 yr
3.00% 1/1/47	5,585,240	5,462,589
3.50% 7/1/47	8,833,849	8,875,739
3.50% 11/1/47	24,074,362	24,146,848
4.00% 8/1/44	60,090	61,927
4.00% 5/1/45	49,165	50,670
4.00% 9/1/45	48,725	50,213
4.00% 10/1/45	83,162	85,707
4.00% 11/1/45	61,032	62,899
4.00% 12/1/45	688,608	709,648

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 9/1/46	810,565	$835,084
4.00% 12/1/46	982,088	1,011,142
4.00% 2/1/47	772,150	794,485
4.00% 7/1/47	4,680,589	4,815,765
4.00% 10/1/47	28,811,216	29,602,213
4.00% 12/1/47	8,442,356	8,685,236
4.50% 10/1/35	507,346	533,410
4.50% 5/1/47	253,554	265,569
Freddie Mac S.F. 30 yr TBA
3.00% 4/1/48	23,600,000	23,010,000
4.00% 4/1/48	18,400,000	18,888,031
GNMA II S.F. 30 yr
3.00% 9/20/47	48,993,939	48,248,060
3.50% 9/20/47	72,050,494	72,827,365
3.50% 10/20/47	1,873,854	1,895,902
3.50% 11/20/47	197,626	199,735
3.50% 12/20/47	14,877,228	15,036,023
4.00% 8/20/47	6,721,841	6,914,714
GNMA II S.F. 30 yr TBA
3.00% 4/1/48	4,400,000	4,328,758
4.00% 4/1/48	20,000,000	20,557,422

Total Agency Mortgage-Backed Securities (Cost $686,202,043)		673,363,079

CORPORATE BONDS–26.20%
Aerospace & Defense–0.40%
Boeing 4.875% 2/15/20	890,000	928,349
Harris
4.854% 4/27/35	580,000	620,880
5.054% 4/27/45	80,000	88,559
Lockheed Martin
3.55% 1/15/26	1,676,000	1,664,822
4.50% 5/15/36	240,000	255,407
Northrop Grumman
2.55% 10/15/22	1,520,000	1,474,592
2.93% 1/15/25	1,890,000	1,814,947
3.25% 1/15/28	660,000	631,296

		7,478,852

Agriculture–0.59%
Altria Group 5.375% 1/31/44	390,000	449,000
BAT Capital
3.557% 8/15/27	6,070,000	5,825,495
4.54% 8/15/47	1,230,000	1,221,671
Philip Morris International
2.50% 8/22/22	800,000	774,431
4.50% 3/20/42	2,340,000	2,428,274
Reynolds American 5.85% 8/15/45	200,000	234,817

		10,933,688

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines–0.05%
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	260,009	$256,759
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	729,284	714,698

		971,457

Auto Manufacturers–0.64%
BMW US Capital 2.80% 4/11/26	2,144,000	2,045,569
Daimler Finance North America 2.70% 8/3/20	700,000	692,367
Ford Motor Credit
3.096% 5/4/23	1,366,000	1,314,437
3.20% 1/15/21	200,000	198,483
3.336% 3/18/21	1,939,000	1,928,855
General Motors 6.75% 4/1/46	191,000	222,474
General Motors Financial
2.45% 11/6/20	390,000	381,435
3.45% 4/10/22	1,140,000	1,131,680
3.70% 5/9/23	2,090,000	2,077,162
4.375% 9/25/21	643,000	661,464
Toyota Motor Credit 2.80% 7/13/22	1,225,000	1,214,129

		11,868,055

Banks–8.03%
ABN AMRO Bank 2.45% 6/4/20	430,000	423,686
Bank Nederlandse Gemeenten 1.625% 4/19/21	1,294,000	1,253,354
Bank of America
3.30% 1/11/23	4,140,000	4,130,614
µ3.55% 3/5/24	1,600,000	1,607,693
µ3.593% 7/21/28	3,730,000	3,627,096
µ3.946% 1/23/49	2,140,000	2,061,844
4.25% 10/22/26	3,250,000	3,276,271
4.45% 3/3/26	8,611,000	8,811,088
5.00% 1/21/44	2,180,000	2,453,024
BNP Paribas 4.625% 3/13/27	1,390,000	1,414,767
BPCE 5.15% 7/21/24	780,000	814,999
Citigroup
3.30% 4/27/25	4,070,000	3,956,985
4.45% 9/29/27	16,000,000	16,208,082
4.75% 5/18/46	620,000	632,463
Commonwealth Bank of Australia 3.90% 7/12/47	2,290,000	2,231,417
Compass Bank 3.875% 4/10/25	892,000	874,067
Cooperatieve Rabobank
2.25% 1/14/20	250,000	246,850
2.50% 1/19/21	648,000	637,718
4.375% 8/4/25	3,250,000	3,287,777

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank (continued)
4.75% 1/15/20	410,000	$422,269
5.25% 8/4/45	780,000	879,538
µ11.00% 12/29/49	1,520,000	1,667,835
µCredit Agricole 4.00% 1/10/33	1,130,000	1,077,543
Credit Suisse Group Funding Guernsey
3.125% 12/10/20	1,139,000	1,133,382
4.55% 4/17/26	2,881,000	2,948,463
Goldman Sachs Group
3.50% 11/16/26	4,000,000	3,857,996
µ3.691% 6/5/28	3,000,000	2,911,772
4.25% 10/21/25	1,340,000	1,348,202
4.75% 10/21/45	3,090,000	3,314,277
5.15% 5/22/45	800,000	862,956
5.25% 7/27/21	2,380,000	2,521,889
6.25% 2/1/41	1,660,000	2,109,130
6.75% 10/1/37	750,000	941,194
HSBC Bank USA 4.875% 8/24/20	710,000	735,390
HSBC Holdings
3.40% 3/8/21	1,340,000	1,346,775
µ4.041% 3/13/28	3,410,000	3,411,488
4.30% 3/8/26	910,000	931,979
µ6.875% 12/29/49	566,000	599,253
ING Bank 2.50% 10/1/19	550,000	546,558
Intesa Sanpaolo
3.125% 7/14/22	2,010,000	1,944,467
3.375% 1/12/23	630,000	615,701
3.875% 7/14/27	4,080,000	3,862,154
JPMorgan Chase & Co.
3.625% 12/1/27	1,570,000	1,508,469
4.125% 12/15/26	2,000,000	2,013,587
4.25% 10/1/27	7,738,000	7,847,905
Kreditanstalt fuer Wiederaufbau 1.50% 6/15/21	1,006,000	971,251
Lloyds Bank 2.70% 8/17/20	200,000	198,000
Lloyds Banking Group
µ2.907% 11/7/23	2,120,000	2,045,910
3.10% 7/6/21	233,000	231,780
4.375% 3/22/28	360,000	364,330
4.65% 3/24/26	2,810,000	2,824,926
Morgan Stanley
µ3.772% 1/24/29	1,990,000	1,961,585
5.50% 7/24/20	170,000	178,666
Royal Bank of Canada 2.15% 10/26/20	820,000	802,449
Santander UK 2.375% 3/16/20	490,000	483,345
Santander UK Group Holdings
2.875% 10/16/20	635,000	629,711
3.125% 1/8/21	1,210,000	1,202,675
State Street 3.10% 5/15/23	730,000	726,110
UBS Group Funding Switzerland
3.491% 5/23/23	1,820,000	1,800,193

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
UBS Group Funding Switzerland (continued)
4.125% 4/15/26	1,176,000	$1,182,081
4.253% 3/23/28	4,080,000	4,114,673
US Bancorp 2.35% 1/29/21	713,000	702,942
•Wachovia Capital Trust III 5.57% 3/29/49	1,850,000	1,845,468
Wells Fargo & Co.
3.00% 10/23/26	1,390,000	1,303,124
4.125% 8/15/23	2,460,000	2,497,896
4.30% 7/22/27	3,004,000	3,025,779
4.40% 6/14/46	2,750,000	2,675,465
4.60% 4/1/21	2,410,000	2,503,169
4.65% 11/4/44	30,000	30,329
4.75% 12/7/46	3,140,000	3,225,234
4.90% 11/17/45	1,630,000	1,712,730
Westpac Banking 2.60% 11/23/20	970,000	958,372

		149,508,160

Beverages–0.59%
Anheuser-Busch InBev Finance
3.30% 2/1/23	1,350,000	1,352,490
4.90% 2/1/46	7,260,000	7,860,330
Diageo Investment 2.875% 5/11/22	900,000	890,198
PepsiCo 4.45% 4/14/46	769,000	829,143

		10,932,161

Biotechnology–0.37%
Amgen
2.125% 5/1/20	200,000	196,602
3.875% 11/15/21	570,000	582,935
Celgene 3.25% 8/15/22	2,818,000	2,778,485
Gilead Sciences
3.65% 3/1/26	2,090,000	2,099,544
4.75% 3/1/46	1,190,000	1,285,126

		6,942,692

Chemicals–0.22%
Equate Petrochemical 4.25% 11/3/26	2,900,000	2,884,407
OCP 4.50% 10/22/25	1,257,000	1,241,319

		4,125,726

Computers–0.60%
Apple
2.00% 11/13/20	950,000	933,813
2.45% 8/4/26	3,950,000	3,665,743
Dell International
3.48% 6/1/19	1,690,000	1,698,125
4.42% 6/15/21	4,840,000	4,968,315

		11,265,996

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–0.38%
AerCap Ireland Capital 4.50% 5/15/21	1,590,000	$1,629,868
International Lease Finance 8.625% 1/15/22	590,000	688,665
Visa
3.15% 12/14/25	2,120,000	2,081,407
4.30% 12/14/45	2,560,000	2,752,703

		7,152,643

Electric–1.41%
Cleveland Electric Illuminating 3.50% 4/1/28	300,000	287,382
Comision Federal de Electricidad
4.75% 2/23/27	1,720,000	1,730,750
4.875% 1/15/24	380,000	391,875
DTE Energy 3.30% 6/15/22	1,263,000	1,263,842
Duke Energy
2.40% 8/15/22	1,470,000	1,413,035
3.15% 8/15/27	1,840,000	1,735,453
3.75% 9/1/46	1,555,000	1,408,446
FirstEnergy
2.85% 7/15/22	2,190,000	2,127,987
3.90% 7/15/27	2,120,000	2,086,003
7.375% 11/15/31	3,010,000	3,968,342
Majapahit Holding 7.75% 1/20/20	2,270,000	2,440,704
Pacific Gas & Electric
5.80% 3/1/37	892,000	1,028,872
6.05% 3/1/34	3,330,000	3,979,823
Perusahaan Listrik Negara 4.125% 5/15/27	1,300,000	1,253,971
Southern 3.25% 7/1/26	1,200,000	1,142,308

		26,258,793

Environmental Control–0.05%
Waste Management 2.40% 5/15/23	960,000	916,844

		916,844

Food–0.48%
Danone
2.077% 11/2/21	1,040,000	997,462
2.589% 11/2/23	2,160,000	2,049,257
2.947% 11/2/26	850,000	790,875
Kraft Heinz Foods 3.00% 6/1/26	2,992,000	2,766,645
Smithfield Foods 2.70% 1/31/20	2,320,000	2,289,186

		8,893,425

Health Care Products–0.34%
Abbott Laboratories
3.75% 11/30/26	40,000	39,859
4.75% 11/30/36	650,000	703,609
4.90% 11/30/46	1,220,000	1,342,975

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Products (continued)
Becton Dickinson and Co.
3.363% 6/6/24	1,220,000	$1,175,866
3.734% 12/15/24	313,000	308,207
4.685% 12/15/44	660,000	666,889
Medtronic
3.50% 3/15/25	1,050,000	1,050,529
4.625% 3/15/45	940,000	1,031,331

		6,319,265

Health Care Services–0.37%
Aetna 3.875% 8/15/47	470,000	423,438
Anthem
2.95% 12/1/22	1,230,000	1,198,180
3.125% 5/15/22	320,000	316,057
3.35% 12/1/24	430,000	418,088
3.65% 12/1/27	750,000	726,560
Humana
3.95% 3/15/27	1,220,000	1,214,845
4.80% 3/15/47	50,000	51,776
4.95% 10/1/44	220,000	232,663
Unitedhealth Group 2.70% 7/15/20	850,000	846,510
UnitedHealth Group
3.75% 7/15/25	810,000	821,240
3.875% 10/15/20	610,000	622,631

		6,871,988

Household Products & Wares–0.11%
Reckitt Benckiser Treasury Services 2.375% 6/24/22	2,150,000	2,065,315

		2,065,315

Housewares–0.11%
Newell Brands
3.15% 4/1/21	690,000	683,288
3.85% 4/1/23	390,000	389,679
4.20% 4/1/26	1,000,000	991,014

		2,063,981

Insurance–0.29%
American International Group 3.75% 7/10/25	450,000	443,806
Brighthouse Financial 3.70% 6/22/27	1,270,000	1,180,551
Chubb INA Holdings 3.35% 5/3/26	590,000	580,917
MetLife 6.40% 12/15/36	1,600,000	1,758,000
Nuveen Finance 2.95% 11/1/19	1,099,000	1,097,068
Reliance Standard Life Global Funding II 2.50% 1/15/20	320,000	316,892

		5,377,234

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet–0.16%
Amazon.com
3.15% 8/22/27	1,250,000	$1,208,479
3.875% 8/22/37	500,000	499,919
4.05% 8/22/47	610,000	613,085
4.95% 12/5/44	630,000	712,645

		3,034,128

Investment Companies–0.02%
Temasek Financial I 2.375% 1/23/23	368,000	356,942

		356,942

Iron, Steel–0.15%
Vale Overseas 6.25% 8/10/26	2,410,000	2,705,225

		2,705,225

Manufacturing–0.68%
Eaton
2.75% 11/2/22	1,660,000	1,623,265
4.15% 11/2/42	1,170,000	1,164,123
General Electric
4.50% 3/11/44	450,000	443,991
5.55% 5/4/20	362,000	379,026
5.875% 1/14/38	650,000	758,766
6.00% 8/7/19	1,016,000	1,053,465
6.875% 1/10/39	5,560,000	7,214,834

		12,637,470

Media–0.63%
21st Century Fox America 6.65% 11/15/37	460,000	601,552
Charter Communications Operating 3.579% 7/23/20	630,000	632,109
4.20% 3/15/28	2,120,000	2,033,392
4.908% 7/23/25	2,401,000	2,457,236
5.375% 5/1/47	740,000	718,337
6.484% 10/23/45	1,210,000	1,332,631
Comcast
3.15% 3/1/26	2,166,000	2,087,568
3.375% 8/15/25	1,000,000	979,306
Time Warner 3.80% 2/15/27	840,000	813,647

		11,655,778

Mining–1.14%
Anglo American Capital
3.625% 9/11/24	1,900,000	1,832,462
4.00% 9/11/27	930,000	893,255
Barrick Gold 5.25% 4/1/42	10,000	10,932
Barrick North America Finance 5.70% 5/30/41	2,260,000	2,581,380
BHP Billiton Finance USA 2.875% 2/24/22	492,000	489,650

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Mining (continued)
BHP Billiton Finance USA (continued)
5.00% 9/30/43	480,000	$555,759
µ6.25% 10/19/75	1,150,000	1,213,825
µ6.75% 10/19/75	920,000	1,035,000
Glencore Finance Canada 4.25% 10/25/22	820,000	832,725
Glencore Funding
2.875% 4/16/20	280,000	277,809
4.00% 3/27/27	550,000	531,938
4.125% 5/30/23	110,000	110,845
4.625% 4/29/24	1,380,000	1,415,604
Nacional del Cobre de Chile 3.625% 8/1/27	3,130,000	3,047,963
Southern Copper 5.25% 11/8/42	6,150,000	6,452,194

		21,281,341

Oil & Gas–3.94%
Anadarko Petroleum
4.50% 7/15/44	2,850,000	2,745,579
6.60% 3/15/46	4,500,000	5,677,897
Apache
4.75% 4/15/43	3,700,000	3,677,074
5.10% 9/1/40	400,000	410,817
6.00% 1/15/37	4,000,000	4,541,451
BP Capital Markets
3.119% 5/4/26	2,820,000	2,732,427
3.216% 11/28/23	1,520,000	1,507,920
3.245% 5/6/22	800,000	801,962
Chevron 2.954% 5/16/26	1,667,000	1,605,495
CNOOC Finance 2015 Australia 2.625% 5/5/20	488,000	482,847
CNOOC Finance 2015 USA 3.50% 5/5/25	4,100,000	3,967,414
ConocoPhillips 4.30% 11/15/44 .	1,050,000	1,095,573
Devon Energy
3.25% 5/15/22	370,000	365,885
5.00% 6/15/45	2,025,000	2,160,338
5.85% 12/15/25	2,260,000	2,570,867
Ecopetrol 5.875% 5/28/45	8,070,000	7,986,879
Exxon Mobil
3.043% 3/1/26	1,150,000	1,128,776
4.114% 3/1/46	1,460,000	1,537,728
KazMunayGas National 5.75% 4/19/47	2,500,000	2,465,815
Noble Energy
3.85% 1/15/28	720,000	709,359
4.95% 8/15/47	350,000	366,075
5.05% 11/15/44	1,200,000	1,258,958
Occidental Petroleum
3.00% 2/15/27	820,000	786,975
3.125% 2/15/22	370,000	371,530
4.10% 2/15/47	1,090,000	1,086,379

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum (continued)
4.40% 4/15/46	380,000	$397,888
4.625% 6/15/45	1,170,000	1,247,437
Pertamina Persero 6.00% 5/3/42	1,790,000	1,921,370
Petroleos del Peru 4.75% 6/19/32	4,500,000	4,396,950
Petroleos Mexicanos
5.50% 6/27/44	790,000	705,470
5.625% 1/23/46	2,710,000	2,423,499
6.375% 1/23/45	900,000	877,050
6.625% 6/15/35	1,746,000	1,810,480
6.875% 8/4/26	365,000	402,048
Shell International Finance
1.875% 5/10/21	850,000	822,559
2.875% 5/10/26	804,000	775,679
4.00% 5/10/46	4,020,000	4,033,537
Sinopec Group Overseas Development 2014 4.375% 4/10/24	1,410,000	1,443,816

		73,299,803

Oil & Gas Services–0.18%
Halliburton
3.80% 11/15/25	1,120,000	1,126,863
5.00% 11/15/45	290,000	316,792
Schlumberger Holdings
3.00% 12/21/20	660,000	658,791
4.00% 12/21/25	1,270,000	1,293,507

		3,395,953

Pharmaceuticals–1.07%
AbbVie 3.60% 5/14/25	610,000	602,104
Allergan Funding
3.80% 3/15/25	790,000	777,256
4.55% 3/15/35	420,000	412,373
4.75% 3/15/45	168,000	165,434
Cardinal Health
2.616% 6/15/22	390,000	377,383
3.079% 6/15/24	510,000	487,226
CVS Health
3.35% 3/9/21	2,200,000	2,213,510
3.70% 3/9/23	2,370,000	2,385,496
3.875% 7/20/25	2,380,000	2,363,054
4.10% 3/25/25	1,040,000	1,048,877
4.30% 3/25/28	6,410,000	6,450,021
5.05% 3/25/48	70,000	73,913
5.125% 7/20/45	1,110,000	1,181,733
Eli Lilly & Co. 3.10% 5/15/27	460,000	449,347
Johnson & Johnson 3.70% 3/1/46	1,040,000	1,037,963

		20,025,690

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines–0.76%
Energy Transfer Partners 5.875% 3/1/22	1,308,000	$1,397,060
Enterprise Products Operating 3.95% 2/15/27	1,783,000	1,796,141
Kinder Morgan Energy Partners
3.50% 3/1/21	350,000	350,104
4.25% 9/1/24	1,080,000	1,087,207
MPLX
4.00% 3/15/28	1,520,000	1,501,030
4.50% 4/15/38	980,000	970,749
4.70% 4/15/48	1,710,000	1,672,317
Transcontinental Gas Pipe Line 7.85% 2/1/26	4,000,000	4,929,106
Williams Partners 5.25% 3/15/20	440,000	456,142

		14,159,856

Retail–0.11%
McDonald’s
3.50% 3/1/27	290,000	286,301
3.70% 1/30/26	890,000	896,486
TJX 2.25% 9/15/26	560,000	506,060
Walgreens Boots Alliance 4.80% 11/18/44	386,000	383,340

		2,072,187

Semiconductors–0.20%
Broadcom
3.125% 1/15/25	790,000	747,921
3.875% 1/15/27	110,000	107,181
QUALCOMM 2.10% 5/20/20	3,000,000	2,966,706

		3,821,808

Software–0.50%
Microsoft 2.40% 8/8/26	4,900,000	4,564,938
2.70% 2/12/25	310,000	299,603
2.875% 2/6/24	1,780,000	1,750,574
3.30% 2/6/27	1,040,000	1,033,660
3.45% 8/8/36	40,000	39,093
3.70% 8/8/46	280,000	276,989
3.75% 2/12/45	110,000	109,499
4.10% 2/6/37	1,240,000	1,317,442

		9,391,798

Telecommunications–1.47%
America Movil
3.125% 7/16/22	950,000	935,991
5.00% 3/30/20	1,014,000	1,047,546
AT&T
3.60% 2/17/23	1,321,000	1,330,318
3.90% 8/14/27	4,380,000	4,418,563
4.125% 2/17/26	2,601,000	2,611,532

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T (continued)
4.35% 6/15/45	70,000	$64,213
4.90% 8/14/37	880,000	887,683
5.30% 8/14/58	580,000	587,286
Bharti Airtel 4.375% 6/10/25	660,000	641,495
Deutsche Telekom International Finance 2.82% 1/19/22	380,000	373,622
Sprint Spectrum 3.36% 9/20/21	4,375,000	4,358,594
Telefonica Emisiones
4.103% 3/8/27	300,000	300,248
5.213% 3/8/47	490,000	522,755
Verizon Communications
2.946% 3/15/22	280,000	275,547
3.50% 11/1/24	530,000	525,400
3.85% 11/1/42	890,000	786,772
4.125% 3/16/27	3,780,000	3,835,945
4.50% 8/10/33	710,000	720,735
4.522% 9/15/48	330,000	319,258
4.60% 4/1/21	1,050,000	1,095,328
4.862% 8/21/46	660,000	668,624
5.15% 9/15/23	240,000	259,242
5.25% 3/16/37	560,000	605,702
5.50% 3/16/47	120,000	133,480

		27,305,879

Textiles–0.07%
Cintas No. 2
2.90% 4/1/22	600,000	591,177
3.70% 4/1/27	690,000	690,489

		1,281,666

Transportation–0.05%
United Parcel Service
3.05% 11/15/27	340,000	327,655
3.125% 1/15/21	660,000	665,400

		993,055

Trucking & Leasing–0.04%
Aviation Capital Group 6.75% 4/6/21	606,000	667,118

		667,118

Total Corporate Bonds (Cost $499,411,981)		488,031,972

NON-AGENCY ASSET-BACKED SECURITIES–6.07%
•AccessLex Institute Series 2007-1 A4 1.805% (LIBOR03M + 0.06%) 1/25/23	1,693,553	1,658,631

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•ACIS CLO Series 2015-6A A1 3.363% (LIBOR03M + 1.59%) 5/1/27	1,740,000	$1,740,355
•AMMC CLO XII Series 2013-12A AR 3.011% (LIBOR03M + 1.20%) 11/10/30	2,000,000	2,014,852
•Apidos CLO XVIII Series 2014-18A A1R 2.865% (LIBOR03M + 1.12%) 7/22/26	2,000,000	1,999,626
•Apidos CLO XXII Series 2015-22A A1 3.245% (LIBOR03M + 1.50%) 10/20/27	3,500,000	3,510,892
Applebee’s Funding Series 2014-1 A2 4.277% 9/5/44	2,447,700	2,402,467
•Ares XXXIII CLO Series 2015-1A A1R 3.375% (LIBOR03M + 1.35%) 12/5/25	1,750,000	1,759,569
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	1,001,000	997,128
BlueMountain CLO
•Series 2014-3A A1R 2.862% (LIBOR03M + 1.14%) 10/15/26	1,000,000	999,869
•Series 2015-1A A1R 3.052% (LIBOR03M + 1.33%) 4/13/27	2,250,000	2,249,435
•Series 2015-3A A1R 3.353% (LIBOR03M + 1.00%) 4/20/31	4,500,000	4,500,000
•BlueMountain Fuji US CLO I Series 2017-1A C 4.095% (LIBOR03M + 2.35%) 7/20/29	2,000,000	2,016,502
•BlueMountain Fuji US CLO II Series 2017-2A A2 2.931% (LIBOR03M + 1.60%) 10/20/30	1,500,000	1,512,230
•Carlyle Global Market Strategies CLO Series 2014-1A AR 3.031% (LIBOR03M + 1.30%) 4/17/25	2,530,000	2,529,509
•Carlyle US CLO Series 2017-2A A1B 2.965% (LIBOR03M + 1.22%) 7/20/31	3,500,000	3,524,003
•Catskill Park CLO Series 2017-1A A2 3.445% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,511,846
CBAM
•Series 2017-1A A1 2.995% (LIBOR03M + 1.25%) 7/20/30	4,750,000	4,774,724

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
CBAM (continued)
•Series 2017-2A B1 3.141% (LIBOR03M + 1.75%) 10/17/29	1,250,000	$1,256,478
•CIFC Funding Series 2017-4A A2 3.083% (LIBOR03M + 1.70%) 10/24/30	2,000,000	2,008,044
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 1.917% (LIBOR01M + 0.14%) 1/15/37	2,645,751	2,498,893
•Denali Capital CLO X LLC Series 2013-1A A1LR 2.802% (LIBOR03M + 1.05%) 10/26/27	4,500,000	4,504,851
•GT Loan Financing I Series 2013-1A A 3.03% (LIBOR03M + 1.27%) 10/28/24	1,410,240	1,410,420
•KKR CLO Series 18 A 3.004% (LIBOR03M + 1.27%) 7/18/30	3,000,000	3,020,256
•Magnetite XVIII Series 2016-18A A 3.239% (LIBOR03M + 1.40%) 11/15/28	1,500,000	1,505,960
•Navient Student Loan Trust Series 2017-3A A3 2.922% (LIBOR01M + 1.05%) 7/26/66	2,000,000	2,045,637
•Neuberger Berman Loan Advisers CLO 24 Series 2017-24A C 4.189% (LIBOR03M + 2.45%) 4/19/30	1,000,000	1,009,463
•OZLM XI Series 2015-11A BR 4.067% (LIBOR03M + 2.30%) 10/30/30	1,250,000	1,257,105
•Regatta VII Funding Series 2016-1A B2 4.002% (LIBOR03M + 1.80%) 12/20/28	2,750,000	2,768,928
•Seneca Park CLO Series 2014-1A AR 2.851% (LIBOR03M + 1.12%) 7/17/26	1,500,000	1,501,950
•SLC Student Loan Trust Series 2008-1 A4A 3.725% (LIBOR03M + 1.60%) 12/15/32	4,970,925	5,141,547
SLM Private Credit Student Loan Trust
•Series 2005-B A4 2.455% (LIBOR03M + 0.33%) 6/15/39	7,920,000	7,717,745

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust (continued)
•Series 2006-A A5 2.415% (LIBOR03M + 0.29%) 6/15/39	3,781,244	$3,717,317
•SLM Private Educational Loan Trust Series 2012-E A2B 3.527% (LIBOR01M + 1.75%) 6/15/45	1,980,677	1,945,902
SLM Student Loan Trust
•Series 2005-10 A5 1.875% (LIBOR03M + 0.13%) 7/26/21	4,261,946	4,240,636
•Series 2008-6 A4 2.845% (LIBOR03M + 1.10%) 7/25/23	954,252	961,018
•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 2.172% (LIBOR01M + 0.30%) 7/25/36	3,797,553	3,714,721
•TCI-Symphony CLO Series 2016-1A B1 3.522% (LIBOR03M + 1.80%) 10/13/29	2,500,000	2,518,043
Towd Point Mortgage Trust
•Series 2015-6 A1B 2.75% 4/25/55	3,487,033	3,449,087
•Series 2016-1 A1B 2.75% 2/25/55	306,494	304,077
•Series 2016-2 A1 3.00% 8/25/55	296,849	294,639
•Venture XXIV CLO Series 2016-24A A1D 3.165% (LIBOR03M + 1.42%) 10/20/28	1,000,000	1,003,450
•Venture XXVIII CLO Series 2017-28A A2 2.855% (LIBOR03M + 1.11%) 7/20/30	2,000,000	2,009,058
•Venture XXX CLO Series 2017-30A C 3.465% (LIBOR03M + 1.95%) 1/15/31	1,825,000	1,834,025
Voya CLO
•Series 2013-1A A1AR 2.932% (LIBOR03M + 1.21%) 10/15/30	4,625,000	4,658,425
•Series 2013-3A A1R 2.784% (LIBOR03M + 1.05%) 1/18/26	2,000,000	1,999,772
•Series 2014-2A A1R 2.981% (LIBOR03M + 1.25%) 4/17/30	3,000,000	3,013,695

Total Non-Agency Asset-Backed Securities (Cost $112,054,779)		113,012,780

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.00%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 2.412% (LIBOR01M + 0.54%) 11/25/35	2,782,218	$2,761,668
•Bear Stearns ALT-A Trust Series 2004-7 2A1 3.556% 8/25/34	1,882,838	1,906,538
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	1,857,355	1,832,094
•Homestar Mortgage Acceptance Series 2004-3 M1 2.502% (LIBOR01M + 0.63%) 7/25/34	1,367,760	1,329,060
•Impac CMB Trust Series 2007-A A 2.372% (LIBOR01M + 0.50%) 5/25/37	4,228,234	4,143,626
•JP Morgan Mortgage Trust Series 2017-5 A2 3.184% 10/26/48	4,454,161	4,429,569
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 2.242% (LIBOR01M + 0.37%) 8/25/36	2,390,765	2,369,828
New Residential Mortgage Loan Trust
•Series 2014-2A A3 3.75% 5/25/54	2,618,044	2,650,355
•Series 2015-1A A3 3.75% 5/28/52	1,442,659	1,457,550
•Series 2015-2A A1 3.75% 8/25/55	464,615	469,240
•Series 2015-2A A2 3.75% 8/25/55	5,766,067	5,808,405
•Series 2016-3A A1B 3.25% 9/25/56	3,043,500	3,028,782
•Series 2016-3A B1 4.00% 9/25/56	5,051,324	5,269,784
•Series 2016-4A B2 4.75% 11/25/56	2,401,582	2,381,868
•Series 2017-1A A1 4.00% 2/25/57	8,085,547	8,241,736
•Series 2017-4A A1 4.00% 5/25/57	8,656,554	8,812,144
•Series 2017-6A A1 4.00% 8/27/57	14,811,423	15,035,727
• ◆Opteum Mortgage Acceptance Asset-Backed Pass Through Certificates Series 2005-1 M5 3.072% (LIBOR01M + 1.20%) 2/25/35	1,921,000	1,901,030

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
New Residential Mortgage Loan Trust (continued)
• ◆Structured Asset Securities Mortgage Pass Through Certificates Series 2004-S3 M1 2.847% (LIBOR01M + 0.975%) 11/25/34	622,499	$622,279

Total Non-Agency Collateralized Mortgage Obligations (Cost $75,602,564)		74,451,283

NON-AGENCY COMMERCIAL MORTGAGE- BACKED SECURITIES– 5.41%
BX Trust •Series 2017-APPL A 2.657% (LIBOR01M + 0.88%) 7/15/34	1,329,429	1,333,603
CD Mortgage Trust Series 2016-CD1 A4 2.724% 8/10/49	2,560,000	2,417,183
Citigroup Commercial Mortgage Trust
•*Series 2013-GC11 XA 1.519% 4/10/46	12,970,560	691,441
•Series 2013-GC17 D 5.103% 11/10/46	4,500,000	4,243,236
Series 2014-GC25 A4 3.635% 10/10/47	889,000	901,204
Series 2016-P3 A4 3.329% 4/15/49	758,000	749,734
COMM Mortgage Trust
Series 2013-CR6 AM 3.147% 3/10/46	775,000	765,971
Series 2014-CR16 A4 4.051% 4/10/47	774,000	803,019
Series 2014-CR19 A5 3.796% 8/10/47	1,143,000	1,172,189
Series 2014-CR20 A4 3.59% 11/10/47	402,000	406,709
Series 2014-CR20 AM 3.938% 11/10/47	1,580,000	1,612,240
Series 2015-CR23 A4 3.497% 5/10/48	418,000	418,907
•Series 2015-LC19 B 3.829% 2/10/48	870,000	862,030
CSMC Series 2014-USA B 4.185% 9/15/37	6,440,000	6,422,212
CSMC Trust •Series 2016-BDWN A 4.677% (LIBOR01M + 2.90%) 2/15/29	4,150,000	4,167,430

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
•Series 2016-BDWN B 6.277% (LIBOR01M + 4.50%) 2/15/29	2,850,000	$2,864,090
Series 2017-LSTK A 2.761% 4/5/33	1,350,000	1,337,079
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	925,000	911,984
DB-UBS Mortgage Trust •Series 2011-LC1A C 5.699% 11/10/46	948,000	1,000,066
GRACE Mortgage Trust Series 2014-GRCE A 3.369% 6/10/28	1,986,000	2,006,617
GS Mortgage Securities Trust
•Series 2010-C1 C 5.635% 8/10/43	437,000	450,285
•Series 2013-PEMB A 3.55% 3/5/33	5,000,000	4,788,358
Series 2014-GC24 A5 3.931% 9/10/47	1,448,000	1,493,783
Series 2015-GC32 A4 3.764% 7/10/48	512,000	522,094
Hospitality Mortgage Trust •Series 2017-HIT A 2.561% (LIBOR01M + 0.85%) 5/8/30	1,340,000	1,342,516
Hudson Yards Mortgage Trust Series 2016-10HY A 2.835% 8/10/38	4,350,000	4,117,099
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,831,127
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,704,000	1,658,798
•Series 2017-C5 B 4.009% 3/15/50	4,180,000	4,213,720
•Series 2017-C5 C 4.512% 3/15/50	2,761,000	2,798,672
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	686,000	673,852
•Series 2015-FL7 C 4.627% (LIBOR01M + 2.85%) 5/15/28	681,303	682,733
Series 2015-JP1 A5 3.914% 1/15/49	1,248,000	1,284,373
•Series 2016-JP3 C 3.48% 8/15/49	1,140,000	1,064,436

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust •Series 2006-C6 AJ 5.452% 9/15/39	733,052	$580,780
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.134% 2/15/46	3,000,000	2,985,319
Series 2014-C17 A5 3.741% 8/15/47	717,000	731,622
•Series 2015-C22 D 4.241% 4/15/48	3,410,000	2,883,092
Series 2015-C23 A4 3.719% 7/15/50	1,618,000	1,643,189
Series 2015-C26 A5 3.531% 10/15/48	1,271,800	1,275,648
Series 2016-C29 A4 3.325% 5/15/49	710,000	701,074
Morgan Stanley Capital I Trust •Series 2015-MS1 A4 3.779% 5/15/48	1,750,000	1,783,668
MSCG Trust Series 2016-SNR C 5.205% 11/15/34	1,050,000	1,051,577
Rosslyn Portfolio Trust •Series 2017-ROSS A 2.538% (LIBOR01M + 0.95%) 6/15/33	1,490,000	1,493,256
VNDO Trust Series 2016-350P A 3.805% 1/10/35	1,080,000	1,096,977
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	474,000	479,192
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	7,632,320
Series 2015-NXS3 A4 3.617% 9/15/57	645,000	649,305
Series 2016-BNK1 A3 2.652% 8/15/49	3,750,000	3,518,942
•*Series 2016-BNK1 XA 1.793% 8/15/49	17,862,385	2,048,635
•*Series 2016-C36 XA 1.357% 11/15/59	42,478,864	3,520,092
•Series 2016-C37 C 4.494% 12/15/49	1,220,000	1,227,361
WF-RBS Commercial Mortgage Trust •Series 2014-C20 C 4.513% 5/15/47	3,603,000	3,528,231

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $104,665,414)		100,839,070

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS–0.24%
Canada–0.16%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	$1,361,653
Province of Manitoba Canada 2.125% 6/22/26	872,000	806,947
Province of Quebec Canada 2.50% 4/20/26	959,000	916,576

		3,085,176

Japan–0.08%
Japan Finance Organization For Municipalities 2.125% 4/13/21	1,468,000	1,430,543

		1,430,543

Total Regional Bonds (Cost $4,827,588)		4,515,719

ΔSOVEREIGN BONDS–4.58%
Colombia–0.34%
Colombia Government International Bond
3.875% 4/25/27	2,040,000	2,016,030
5.00% 6/15/45	630,000	640,238
5.625% 2/26/44	3,420,000	3,736,350

		6,392,618

India–0.07%
Export-Import Bank of India 3.375% 8/5/26	1,300,000	1,225,996

		1,225,996

Indonesia–0.61%
Indonesia Government International Bond
3.85% 7/18/27	2,110,000	2,071,379
4.625% 4/15/43	950,000	934,340
4.75% 7/18/47	400,000	397,312
4.875% 5/5/21	290,000	302,958
5.125% 1/15/45	3,840,000	4,005,443
5.125% 1/15/45	2,130,000	2,221,769
5.25% 1/8/47	1,270,000	1,351,905

		11,285,106

Kazakhstan–0.16%
Kazakhstan Government International Bond 4.875% 10/14/44	3,040,000	3,038,915

		3,038,915

Kuwait–0.13%
Kuwait International Government Bond 3.50% 3/20/27	2,460,000	2,416,903

		2,416,903

Mexico–1.48%
Mexico Government International Bond 3.75% 1/11/28	630,000	609,998

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
4.00% 10/2/23	10,500,000	$10,771,688
4.75% 3/8/44	16,670,000	16,253,250

		27,634,936

Panama–0.17%
Panama Government International Bond 4.50% 5/15/47	3,130,000	3,184,775

		3,184,775

Peru–0.28%
Peruvian Government International Bond 6.55% 3/14/37	4,090,000	5,255,650

		5,255,650

Poland–0.55%
Republic of Poland Government International Bond 4.00% 1/22/24	9,860,000	10,257,930

		10,257,930

Saudi Arabia–0.28%
Saudi Government International Bond 2.875% 3/4/23	5,400,000	5,204,801

		5,204,801

United Arab Emirates–0.30%
Abu Dhabi Government International Bond 2.50% 10/11/22	5,700,000	5,498,648

		5,498,648

Uruguay–0.21%
Uruguay Government International Bond 5.10% 6/18/50	3,840,000	3,945,600

		3,945,600

Total Sovereign Bonds (Cost $88,007,721)		85,341,878

SUPRANATIONAL BANK–0.02%
FMS Wertmanagement 1.375% 6/8/21	476,000	457,846

Total Supranational Bank (Cost $477,694)		457,846

U.S. TREASURY OBLIGATIONS–12.81%
U.S. Treasury Bonds
2.75% 11/15/47	15,190,000	14,524,251
3.00% 5/15/45	12,640,000	12,722,456
3.00% 2/15/47	20,730,000	20,844,987
3.00% 5/15/47	32,180,000	32,344,044
3.00% 2/15/48	5,080,000	5,109,766
3.75% 11/15/43	50,490,000	57,682,851
U.S. Treasury Inflation Index Bond 1.00% 2/15/46	11,915,079	12,214,548

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index Notes 0.125% 7/15/26	8,231,197	$7,913,969
U.S. Treasury Notes
1.875% 12/15/20	72,150,000	71,234,034
2.00% 10/31/22	810,000	791,126
2.75% 2/15/28	3,250,000	3,252,095

Total U.S. Treasury Obligations (Cost $237,594,836)		238,634,127

	Number of Shares

MONEY MARKET FUND–4.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.49%)	88,431,983	88,431,983

Total Money Market Fund (Cost $88,431,983)		88,431,983

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–2.33%
≠Discount Notes–2.33%
Federal Home Loan Bank
1.306% 10/4/18	25,000,000	$24,750,775
1.397% 5/15/18	7,320,000	7,305,221
1.422% 5/25/18	6,540,000	6,523,728
1.461% 6/14/18	4,800,000	4,783,354

Total Short-Term Investments (Cost $43,447,168)		43,363,078

TOTAL INVESTMENTS–106.07% (Cost $2,006,960,898)	$1,975,506,419

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.01%)
Futures Call Options–(0.01%)
U.S. Treasury 5 yr Notes strike price $114.5, expiration date 4/20/18, notional amount $(21,869,500)	(191)	(53,719)
U.S. Treasury 10 yr Notes strike price $121, expiration date 4/20/18, notional amount $(30,734,000)	(254)	(138,906)
U.S. Treasury 10 yr Notes strike price $121.5, expiration date 4/20/18, notional amount $(13,122,000)	(108)	(30,375)
U.S. Treasury Bond strike price $148, expiration date 4/20/18, notional amount $(7,548,000)	(51)	(27,094)

		(250,094)

Futures Put Option–0.00%
U.S. Treasury 10 yr Notes strike price $120.5, expiration date 4/20/18, notional amount $(28,438,000)	(236)	(47,938)

		(47,938)

Total Options Written (Premiums received $215,371)		(298,032)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.06%)		(112,789,751)

NET ASSETS APPLICABLE TO 192,187,411 SHARES OUTSTANDING–100.00%		$1,862,418,636

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2018. Rate will reset at a future date.

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«	Includes $1,944,253 cash collateral and $526,453 variation margin held at broker for derivatives as of March 31, 2018.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts and swap contracts were outstanding at March 31, 2018:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
Interest Rate Contracts:
2,831	90 Day IMM Eurodollar	$688,039,162	$687,316,246	12/17/19	$722,916	$—
(449)	90 Day IMM Eurodollar	(109,449,363)	(109,968,692)	12/18/18	519,329	—
(1,677)	90 Day IMM Eurodollar	(409,607,250)	(409,711,319)	6/19/18	104,069	—
1,063	90 Day IMM Eurodollar	258,309,000	258,434,014	6/16/20	—	(125,014)
(1,294)	90 Day IMM Eurodollar	(315,816,875)	(315,685,146)	9/18/18	—	(131,729)
(675)	U.S. Treasury 2 yr Notes	(143,511,328)	(143,540,888)	7/2/18	29,560	—
2,441	U.S. Treasury 5 yr Notes	279,399,148	278,571,963	7/2/18	827,185	—
(764)	U.S. Treasury 10 yr Notes	(92,551,438)	(91,764,764)	6/20/18	—	(786,674)
(414)	U.S. Treasury 10 yr Ultra Notes	(53,761,781)	(53,207,416)	6/21/18	—	(554,365)
(880)	U.S. Treasury Long Bonds	(129,030,000)	(126,583,035)	6/21/18	—	(2,446,965)
887	U.S. Treasury Ultra Bonds	142,335,781	138,195,363	6/21/18	4,140,418	—

Total Futures Contracts					$6,343,477	$(4,044,747)

Swap Contracts

CDS Contracts

Reference Obligation/ Payment Frequency	Notional Amount[1]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Depreciation
Centrally Cleared/Protection Sold:
CDX.NA.IG.29[2] -Quarterly	261,880,000	1.00%	12/20/22	$4,857,591	$5,295,359	$(437,768)
CDX.NA.IG.30[2] -Quarterly	54,700,000	1.00%	6/20/23	902,244	908,721	(6,477)

Total CDS Contracts				$5,759,835	$6,204,080	$(444,245)

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)[3]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
26 yr IRS -Semiannual/Quarterly	38,871,000	2.470%	(1.839%)	11/15/43	$2,972,869	$619,394	$2,353,475	$—
26 yr IRS -Semiannual/Quarterly	15,800,000	2.460%	(2.302%)	11/15/43	1,230,369	—	1,230,369	—
26 yr IRS -Semiannual/Quarterly	351,320,000	(1.705)%	2.295%	9/28/19	(4,144,412)	(229,227)	—	(3,915,185)
26 yr IRS -Semiannual/Quarterly	185,500,000	(2.559)%	2.308%	5/31/22	(923,592)	(90,433)	—	(833,159)
26 yr IRS -Semiannual/Quarterly	17,732,000	2.950%	(2.302%)	11/15/43	(244,518)	206,594	—	(451,112)

Total IRS Contracts						$506,328	$3,583,844	$(5,199,456)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Floating Interest Rate Paid (Received)[3]	Floating Interest Rate Paid (Received)[4]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
26 yr IRS-Semiannual/Quarterly	250,962,000	(2.035%)	1.680%	5/15/23	$(42,608)	$124,720	$—	$(167,328)

						124,720	—	(167,328)

Total IRS Contracts						$631,048	$3,583,844	$(5,366,784)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North America entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/documentation.

3Rate resets based on LIBOR03M.

4Rate resets based on FEDLO1.

Summary of Abbreviations:

BB–Barclays Bank

CDS–Credit Default Swap

CDX.NA.IG–Credit Default Swap North America Investment Grade

CLO–Collateralized Loan Obligation

DB–Deutsche Bank

FEDLO1–Federal Funds Rate

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange

IMM–International Monetary Market

IRS–Interest Rate Swap

JPM–JPMorgan

LB–Lehman Brothers

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations (continued)

RBS–Royal Bank of Scotland

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

USD–United States Dollar

WF–Wells Fargo

yr–Year

See accompanying notes.

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund

Notes

March 31, 2018 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask price, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Agency Collateralized Mortgage Obligations	$—	$52,809,806	$—	$52,809,806
Agency Commercial Mortgage-Backed Securities	—	12,253,798	—	12,253,798
Agency Mortgage-Backed Securities	—	669,939,956	3,423,123	673,363,079
Corporate Bonds	—	488,031,972	—	488,031,972
Non-Agency Asset-Backed Securities	—	113,012,780	—	113,012,780
Non-Agency Collateralized Mortgage Obligations	—	74,451,283	—	74,451,283
Non-Agency Commercial Mortgage-Backed Securities	—	100,839,070	—	100,839,070
Regional Bonds	—	4,515,719	—	4,515,719
Sovereign Bonds	—	85,341,878	—	85,341,878
Supranational Bank	—	457,846	—	457,846
U.S. Treasury Obligations	—	238,634,127	—	238,634,127
Money Market Fund	88,431,983	—	—	88,431,983
Short-Term Investments	—	43,363,078	—	43,363,078

Total Investments	$88,431,983	$1,883,651,313	$3,423,123	$1,975,506,419

Derivatives:

Assets:
Futures Contracts	$6,343,477	$—	$—	$6,343,477

Swap Contracts	$—	$3,583,844	$—	$3,583,844

Liabilities:
Futures Contracts	$(4,044,747)	$—	$—	$(4,044,747)

Swap Contracts	$—	$(5,811,029)	$—	$(5,811,029)

Options Written	$—	$(298,032)	$—	$(298,032)

During the period ended March 31, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Western Asset Core Bond Fund–18

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)*	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date	5/14/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date	5/14/18

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	5/18/18

* Print the name and title of each signing officer under his or her signature.